UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX            78746

            (Address of principal executive offices)                (Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code:    512-306-7400

Date of fiscal year end:    October 31

Date of reporting period:    October 31, 2010

Explanatory Note — This SEC has a 100 megabyte limitation on filing size. The Form N-CSR submission for DFA Investment Dimensions Group Inc. (the “Registrant”) is larger than 100 megabytes and therefore has to be split up into two separate filings, a Form N-CSR and Form N-CSR/A, in order to transmit all the information to the SEC. This Form N-CSR/A for the Registrant is being filed to provide information responsive to Item 6. Other than the aforementioned Item 6 disclosure, no other information or disclosures contained in the Form N-CSR filed earlier today, January 10, 2011, is being amended by this Form N-CSR/A. The Annual Reports filed in Item 1 of the Form N-CSR filed earlier today, January 10, 2011, are incorporated by reference into this filing.

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.” Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

Fiscal Year Ended October 31, 2010: $923,854

Fiscal Year Ended October 31, 2009: $863,129

(b)	Audit-Related Fees

Fees for Registrant

Fiscal Year Ended October 31, 2010: $74,867

Fiscal Year Ended October 31, 2009: $67,448

For fiscal years ended October 31, 2010 and October 31, 2009 Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2010: $159,000

Fiscal Year Ended October 31, 2009: $158,695

For the fiscal years ended October 31, 2010 and October 31, 2009, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SAS 70 over controls at the Registrant’s investment adviser.

(c)	Tax Fees

Fees for Registrant

Fiscal Year Ended October 31, 2010: $222,793

Fiscal Year Ended October 31, 2009: $214,262

Tax Fees included, for the fiscal years ended October 31, 2010 and October 31, 2009, fees for tax services in connection with the Registrant’s excise tax calculations, limited review of the Registrant’s applicable tax returns and capital gains tax services in India.

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees

Fees for Registrant

Fiscal Year Ended October 31, 2010: $0

Fiscal Year Ended October 31, 2009: $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund

Dimensional Investment Group Inc.

The DFA Investment Trust Company

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General

1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.

The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.	Pre-Approval of Audit Services to the Funds

1.

The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.

The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.

Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.	The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

2.

Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.

The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

4.

The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.

A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.	The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.

Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.

The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)	pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b)	refer such matter to the full Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

5.

The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.	Amendment; Annual Review

1.	The Committee may amend these procedures from time to time.

2.	These procedures shall be reviewed annually by the Committee.

F.	Recordkeeping

1.	The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.

In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.

A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2010 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2010: $808,733

Fiscal Year Ended October 31, 2009: $794,935

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
U.S. Targeted Value Portfolio	Series of Registrant

U.S. Small Cap Value Portfolio	Series of Registrant

U.S. Core Equity 1 Portfolio	Series of Registrant

U.S. Core Equity 2 Portfolio	Series of Registrant

U.S. Vector Equity Portfolio	Series of Registrant

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
T.A. U.S. Core Equity 2 Portfolio	Series of Registrant

U.S. Small Cap Portfolio	Series of Registrant

U.S. Micro Cap Portfolio	Series of Registrant

DFA Real Estate Securities Portfolio	Series of Registrant

Large Cap International Portfolio	Series of Registrant

International Core Equity Portfolio	Series of Registrant

T.A. World ex U.S. Core Equity Portfolio	Series of Registrant

DFA International Real Estate Securities Portfolio	Series of Registrant

DFA International Small Cap Value Portfolio	Series of Registrant

International Vector Equity Portfolio	Series of Registrant

Emerging Markets Core Equity Portfolio	Series of Registrant

U.S. Social Core Equity 2 Portfolio	Series of Registrant

Emerging Markets Social Core Equity Portfolio	Series of Registrant

CSTG&E U.S. Social Core Equity 2 Portfolio	Series of Registrant

CSTG&E International Social Core Equity Portfolio	Series of Registrant

U.S. Sustainability Core 1 Portfolio	Series of Registrant

International Sustainability Core 1 Portfolio	Series of Registrant

Tax-Managed U.S. Targeted Value Portfolio	Series of Registrant

Tax-Managed U.S. Small Cap Portfolio	Series of Registrant

Tax-Managed DFA International Value Portfolio	Series of Registrant

DFA International Value ex Tobacco Portfolio	Series of Registrant

VA U.S. Targeted Value Portfolio	Series of Registrant

VA U.S. Large Value Portfolio	Series of Registrant

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
VA International Value Portfolio	Series of Registrant

VA International Small Portfolio	Series of Registrant

The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio

The DFA International Value Series	Master fund for LWAS/DFA International High Book to Market Portfolio

The Japanese Small Company Series	Master fund for Japanese Small Company Portfolio

The Asia Pacific Small Company Series	Master fund for Asia Pacific Small Company Portfolio

The United Kingdom Small Company Series	Master fund for United Kingdom Small Company Portfolio

The Continental Small Company Series	Master fund for Continental Small Company Portfolio

The Emerging Markets Series	Master fund for Emerging Markets Portfolio

The Emerging Markets Small Cap Series	Master fund for Emerging Markets Small Cap Portfolio

The Tax-Managed U.S. Marketwide Value Series	Master fund for Tax-Managed U.S. Marketwide Value Portfolio

The Tax-Managed U.S. Equity Series	Master fund for Tax-Managed U.S. Equity Portfolio

Dimensional Emerging Markets Value Fund	Master fund for Emerging Markets Value Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depository Receipt
NVDR	Non-Voting Depository Receipt
P.L.C.	Public Limited Company
REIT	Real Estate Investment Trust
SA	Special Assessment
STRIP	Seperate Trading of Registered Interest and Principal of Securities

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
—	Security is being fair valued as of October 31, 2010.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.
##	Par amount of collateral is a part of a pooled collateral facility. Value is indicative of the value allocated to this Fund/Portfolio/Series as a part of this facility.

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value†
COMMON STOCKS — (87.6%)
Consumer Discretionary — (14.8%)
*1-800-FLOWERS.COM, Inc.	84,867	$152,761
*4Kids Entertainment, Inc.	10,185	5,907
*99 Cents Only Stores	137,147	2,114,807
#Aaron’s, Inc.	105,178	1,983,657
Aaron’s, Inc. Class A	180	3,363
*AC Moore Arts & Crafts, Inc.	90,973	204,689
Acme United Corp.	12,718	124,636
*AH Belo Corp.	103,994	756,036
*Aldila, Inc.	26,679	113,386
*All American Group, Inc.	24,733	3,710
*Alloy, Inc.	71,219	694,385
#American Greetings Corp. Class A	38,000	736,060
*America’s Car-Mart, Inc.	56,120	1,496,720
#*Arctic Cat, Inc.	65,328	869,516
Ark Restaurants Corp.	7,655	111,763
*Asbury Automotive Group, Inc.	19,300	278,306
*Ascent Media Corp.	24,877	677,649
*Audiovox Corp. Class A	89,823	582,053
#*AutoNation, Inc.	233,226	5,415,508
*Ballantyne Strong, Inc.	42,178	355,139
#Barnes & Noble, Inc.	270,612	4,053,768
*Bassett Furniture Industries, Inc.	52,270	247,760
*Beasley Broadcast Group, Inc.	14,330	62,622
#*Beazer Homes USA, Inc.	451,401	1,832,688
bebe stores, Inc.	233,635	1,532,646
*Belo Corp.	68,534	396,812
*Benihana, Inc. (082047101)	12,428	104,084
*Benihana, Inc. (082047200)	9,019	76,030
Big 5 Sporting Goods Corp.	49,609	670,714
*Biglari Holdings, Inc.	6,438	2,146,365
#*BJ’s Restaurants, Inc.	65,655	2,176,463
*Bluegreen Corp.	140,915	455,155
Blyth, Inc.	42,109	1,689,413
Bob Evans Farms, Inc.	132,564	3,804,587
*Bon-Ton Stores, Inc. (The)	13,929	159,905
#Books-A-Million, Inc.	63,563	403,625
*Borders Group, Inc.	305,182	372,322
#*Boyd Gaming Corp.	408,260	3,392,641
*Brookfield Homes Corp.	139,013	1,159,368
Brown Shoe Co., Inc.	207,468	2,437,749
#Brunswick Corp.	132,966	2,103,522
*Build-A-Bear-Workshop, Inc.	114,709	806,404
#*Cabela’s, Inc.	345,772	6,410,613
*Cache, Inc.	69,808	348,342
#Callaway Golf Co.	322,361	2,217,844
*Cambium Learning Group, Inc.	36,488	112,748
*Canterbury Park Holding Corp.	2,034	17,014
*Caribou Coffee Co., Inc.	3,135	33,262
*Carmike Cinemas, Inc.	22,329	178,855
*Carriage Services, Inc.	47,293	248,288
*Casual Male Retail Group, Inc.	106,933	471,575
*Cavco Industries, Inc.	30,552	968,193
#*Charles & Colvard, Ltd.	11,048	24,748
#*Charming Shoppes, Inc.	388,947	1,357,425
Christopher & Banks Corp.	147,148	877,002
#Churchill Downs, Inc.	47,573	1,723,570
Cinemark Holdings, Inc.	294,006	5,159,805
*Clear Channel Outdoor Holdings, Inc.	77,003	914,796

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Cobra Electronics Corp.	100	$211
#*Collective Brands, Inc.	278,432	4,268,363
Collectors Universe, Inc.	13,784	233,777
#Columbia Sportswear Co.	20,065	1,048,396
#*Conn’s, Inc.	128,909	567,200
*Core-Mark Holding Co., Inc.	59,937	1,977,921
*Cost Plus, Inc.	51,733	266,942
*Craftmade International, Inc.	400	2,216
*Crocs, Inc.	211,499	2,946,181
CSS Industries, Inc.	7,200	120,456
*Culp, Inc.	15,874	160,962
*Cybex International, Inc.	36,000	52,380
*dELiA*s, Inc.	102,506	167,085
*Delta Apparel, Inc.	16,556	213,904
#*Destination Maternity Corp.	20,971	766,071
#Dillard’s, Inc.	240,649	6,138,956
*DineEquity, Inc.	81,900	3,640,455
*Dixie Group, Inc.	11,426	41,476
*Dolan Media Co.	57,294	613,046
*Dorman Products, Inc.	6,111	222,990
Dover Downs Gaming & Entertainment, Inc.	15,878	55,255
*Dover Motorsports, Inc.	21,900	37,011
*Drew Industries, Inc.	57,769	1,217,193
*EDCI Holdings, Inc.	836	2,851
Educational Development Corp.	153	996
Emerson Radio Corp.	74,067	151,837
#*Entercom Communications Corp.	26,168	218,503
*Entravision Communications Corp.	300	636
*Escalade, Inc.	1,182	5,319
#Ethan Allen Interiors, Inc.	28,598	433,832
*Ever-Glory International Group, Inc.	815	1,907
*EW Scripps Co. Class A (The)	229,697	2,007,552
*Exide Technologies	66,275	390,360
*Famous Dave’s of America, Inc.	1,725	16,456
*Federal-Mogul Corp.	109,199	2,165,416
Finish Line, Inc. Class A	231,108	3,535,952
*Fisher Communications, Inc.	40,982	749,151
Flexsteel Industries, Inc.	7,464	112,856
Foot Locker, Inc.	351,979	5,607,025
Fred’s, Inc.	169,607	2,031,892
Frisch’s Restaurants, Inc.	170	3,757
*Full House Resorts, Inc.	27,036	94,626
*Furniture Brands International, Inc.	252,246	1,263,752
Gaiam, Inc.	33,274	234,914
#*GameStop Corp. Class A	300,719	5,912,136
*GameTech International, Inc.	1,700	492
Gaming Partners International Corp.	15,294	82,588
#*Gaylord Entertainment Co.	204,517	6,818,597
*Genesco, Inc.	110,247	3,611,692
*G-III Apparel Group, Ltd.	63,741	1,682,762
*Global Traffic Network, Inc.	16	102
*Golfsmith International Holdings, Inc.	6,065	19,408
*Gray Television, Inc.	235,912	460,028
*Great Wolf Resorts, Inc.	91,137	215,083
#*Group 1 Automotive, Inc.	146,690	5,172,289
Harte-Hanks, Inc.	152,558	1,842,901
Haverty Furniture Cos., Inc.	90,668	969,241
*Heelys, Inc.	114,416	306,635
*Helen of Troy, Ltd.	130,036	3,335,423
*Hollywood Media Corp.	17,128	21,753
Hooker Furniture Corp.	54,414	575,156

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Hot Topic, Inc.	296,146	$1,696,917
*Iconix Brand Group, Inc.	314,983	5,512,202
International Speedway Corp.	113,839	2,600,083
*Isle of Capri Casinos, Inc.	166,299	1,337,044
*J. Alexander’s Corp.	4,290	19,048
#*JAKKS Pacific, Inc.	61,942	1,167,607
Jarden Corp.	207,642	6,657,003
*Jo-Ann Stores, Inc.	111,543	4,824,235
*Johnson Outdoors, Inc. Class A	1,544	22,048
Jones Group, Inc. (The)	279,083	4,035,540
*Journal Communications, Inc.	136,162	627,707
*Kenneth Cole Productions, Inc. Class A	49,064	659,911
*Kid Brands, Inc.	79,876	779,590
*Kona Grill, Inc.	813	2,724
KSW, Inc.	15,291	48,472
*K-Swiss, Inc. Class A	109,848	1,335,752
Lacrosse Footwear, Inc.	12,653	182,583
*Lakeland Industries, Inc.	27,627	269,087
*Lakes Entertainment, Inc.	85,609	200,325
#*La-Z-Boy, Inc.	99,881	776,075
*Leapfrog Enterprises, Inc.	17,677	98,814
*Lee Enterprises, Inc.	179,701	330,650
#*Lennar Corp. Class A	325,560	4,723,876
Lennar Corp. Class B Voting	51,338	611,949
*Liberty Media Corp. Capital Class A	166,331	9,570,686
*Liberty Media Corp. Interactive Class A	104,141	1,537,121
*Liberty Media-Starz Corp. Series A	11,929	781,588
#*Life Time Fitness, Inc.	41,300	1,492,169
*Lifetime Brands, Inc.	56,716	728,233
Lithia Motors, Inc.	106,247	1,158,092
*Live Nation Entertainment, Inc.	341,426	3,240,133
#*Liz Claiborne, Inc.	58,683	359,140
*Luby’s, Inc.	129,581	656,976
*M/I Homes, Inc.	109,143	1,154,733
Mac-Gray Corp.	44,596	541,841
*Madison Square Garden, Inc.	62,122	1,291,516
Marcus Corp.	116,850	1,498,017
*MarineMax, Inc.	135,127	1,010,750
*MAXXAM, Inc.	10	7,000
#*McClatchy Co. (The)	325,123	897,339
*McCormick & Schmick’s Seafood Restaurants, Inc.	73,657	657,757
#MDC Holdings, Inc.	76,951	1,981,488
*Media General, Inc.	117,338	646,532
Men’s Wearhouse, Inc. (The)	259,084	6,332,013
*Meritage Homes Corp.	130,250	2,384,878
*Modine Manufacturing Co.	181,000	2,447,120
#*Mohawk Industries, Inc.	141,554	8,116,706
*Monarch Casino & Resort, Inc.	23,247	268,503
*Morton’s Restaurant Group, Inc.	75,460	422,576
*Motorcar Parts of America, Inc.	36,311	367,104
#*Movado Group, Inc.	90,236	1,014,253
*MTR Gaming Group, Inc.	47,263	91,218
*Multimedia Games, Inc.	124,423	487,738
*Nathan’s Famous, Inc.	1,589	25,472
*Nautilus, Inc.	119,590	176,993
*Navarre Corp.	27,338	65,338
*New Frontier Media, Inc.	89,879	156,389
*New York & Co., Inc.	252,583	788,059
#*O’Charley’s, Inc.	120,382	902,865
*Office Depot, Inc.	357,456	1,604,977
#*Orient-Express Hotels, Ltd.	367,127	4,647,828

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Orleans Homebuilders, Inc.	16,969	$1,188
*Outdoor Channel Holdings, Inc.	60,747	320,744
Oxford Industries, Inc.	17,181	395,678
#*Pacific Sunwear of California, Inc.	404,805	2,412,638
*Palm Harbor Homes, Inc.	44,777	57,762
*Penn National Gaming, Inc.	151,966	5,054,389
*Penske Automotive Group, Inc.	345,733	4,650,109
Pep Boys - Manny, Moe & Jack (The)	237,752	2,779,321
*Perry Ellis International, Inc.	76,500	1,719,720
Phillips-Van Heusen Corp.	73,445	4,505,116
*Pinnacle Entertainment, Inc.	292,521	3,744,269
#*Pulte Group, Inc.	333,576	2,618,572
*Quiksilver, Inc.	585,661	2,442,206
#*Radio One, Inc.	62,317	72,288
*RC2 Corp.	99,526	2,099,999
*Reading International, Inc. Class A	8,787	42,002
*Red Lion Hotels Corp.	50,169	394,830
*Red Robin Gourmet Burgers, Inc.	88,549	1,797,545
#Regis Corp.	230,764	4,719,124
#Rent-A-Center, Inc.	265,181	6,666,650
*Retail Ventures, Inc.	127,863	1,737,658
RG Barry Corp.	25,404	262,677
*Rick’s Cabaret International, Inc.	53,340	404,851
*Rocky Brands, Inc.	30,311	277,952
#*Royal Caribbean Cruises, Ltd.	16,873	667,158
*Ruby Tuesday, Inc.	289,803	3,506,616
*Ruth’s Hospitality Group, Inc.	38,389	175,054
Ryland Group, Inc. (The)	104,200	1,560,916
*Saga Communications, Inc.	12,163	248,004
#*Saks, Inc.	755,984	8,421,662
*Salem Communications Corp.	17,020	54,634
Scholastic Corp.	125,666	3,700,864
Service Corp. International	529,622	4,385,270
*Shiloh Industries, Inc.	30,683	309,285
*Shoe Carnival, Inc.	66,243	1,516,965
*Sinclair Broadcast Group, Inc. Class A	77,658	620,487
#*Skechers U.S.A., Inc. Class A	153,470	2,983,457
Skyline Corp.	41,629	742,245
#*Smith & Wesson Holding Corp.	15,373	57,649
#*Sonic Automotive, Inc.	79,339	866,382
Spartan Motors, Inc.	178,157	905,038
#Speedway Motorsports, Inc.	199,002	3,044,731
*Sport Chalet, Inc. Class A	8,807	18,407
Stage Stores, Inc.	180,381	2,404,479
Standard Motor Products, Inc.	108,500	1,153,355
#*Standard Pacific Corp.	194,405	705,690
*Stanley Furniture, Inc.	47,264	182,439
*Stein Mart, Inc.	35,802	336,181
*Steinway Musical Instruments, Inc.	52,643	895,457
Stewart Enterprises, Inc.	346,005	1,923,788
*Stoneridge, Inc.	48,609	534,699
*Strattec Security Corp.	1,220	37,344
Superior Industries International, Inc.	153,618	2,757,443
*Syms Corp.	5,623	40,992
Systemax, Inc.	36,850	477,208
*Tandy Brands Accessories, Inc.	5,781	18,962
Tandy Leather Factory, Inc.	2,055	9,248
*Timberland Co. Class A	64,138	1,345,615
*Toll Brothers, Inc.	344,419	6,178,877
*Trans World Entertainment Corp.	800	1,456
*TRW Automotive Holdings Corp.	109,812	5,017,310

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Tuesday Morning Corp.	200,589	$960,821
#*Unifi, Inc.	288,741	1,365,745
*Universal Electronics, Inc.	13,000	273,780
#*Vail Resorts, Inc.	92,600	3,755,856
*Valassis Communications, Inc.	96,290	3,177,570
*Valuevision Media, Inc. Class A	22,214	52,647
*VCG Holding Corp.	58,719	107,456
#*Washington Post Co.	15,933	6,407,456
*Wells-Gardner Electronics Corp.	2,302	4,397
Wendy’s/Arby’s Group, Inc.	842,549	3,875,725
*West Marine, Inc.	117,250	1,150,222
*Wet Seal, Inc. (The)	88,098	308,343
Weyco Group, Inc.	117	2,919
#*Whirlpool Corp.	88,830	6,735,979
#Williams-Sonoma, Inc.	5,750	186,128
Wolverine World Wide, Inc.	658	19,161
*Wyndham Worldwide Corp.	135,978	3,909,368
#*Zale Corp.	72,700	186,112

Total Consumer Discretionary		380,135,820

Consumer Staples — (3.3%)
Alico, Inc.	1,717	43,955
*Alliance One International, Inc.	487,108	2,153,017
Andersons, Inc. (The)	47,024	1,851,335
B&G Foods, Inc.	203,927	2,498,106
*Cagle’s, Inc. Class A	5,800	33,640
CCA Industries, Inc.	24,286	108,073
*Central European Distribution Corp.	2,100	52,437
*Central Garden & Pet Co.	92,273	955,026
*Central Garden & Pet Co. Class A	192,018	2,006,588
#*Chiquita Brands International, Inc.	230,642	3,060,619
Coca-Cola Bottling Co.	947	50,494
*Constellation Brands, Inc. Class A	389,483	7,684,500
Corn Products International, Inc.	8,249	350,995
*Craft Brewers Alliance, Inc.	29,747	193,950
Del Monte Foods Co.	386,240	5,538,682
#*Dole Food Co., Inc.	36,591	337,369
*Elizabeth Arden, Inc.	112,587	2,302,404
Farmer Brothers Co.	38,580	633,098
*Fresh Del Monte Produce, Inc.	211,885	4,689,015
Golden Enterprises, Inc.	9,098	30,387
Griffin Land & Nurseries, Inc. Class A	12,183	299,702
*Hain Celestial Group, Inc.	174,098	4,305,444
*Heckmann Corp.	42,600	174,234
*HQ Sustainable Maritime Industries, Inc.	20,852	69,020
#Imperial Sugar Co.	65,616	833,323
Ingles Markets, Inc.	52,220	958,759
Inter Parfums, Inc.	72,843	1,274,024
*John B. Sanfilippo & Son, Inc.	24,361	326,925
*Mannatech, Inc.	40,466	75,671
MGP Ingredients, Inc.	31,850	287,287
Nash-Finch Co.	71,489	2,995,389
*Natural Alternatives International, Inc.	7,178	49,241
*Nutraceutical International Corp.	56,298	914,842
Oil-Dri Corp. of America	6,175	135,788
*Omega Protein Corp.	104,830	592,290
*Pantry, Inc.	97,010	1,886,844
*Parlux Fragrances, Inc.	50,411	131,069
*Physicians Formula Holdings, Inc.	42,303	151,445
*Prestige Brands Holdings, Inc.	289,720	3,114,490
*Ralcorp Holdings, Inc.	107,711	6,684,545

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
#Ruddick Corp.	11,569	$403,758
Schiff Nutrition International, Inc.	19,570	158,126
*Seneca Foods Corp.	15,557	359,367
#*Smart Balance, Inc.	244,672	871,032
#*Smithfield Foods, Inc.	419,475	7,026,206
Spartan Stores, Inc.	94,526	1,413,164
#*SUPERVALU, Inc.	253,201	2,732,039
*Susser Holdings Corp.	71,310	974,808
Tasty Baking Co.	26,336	166,444
#*TreeHouse Foods, Inc.	76,040	3,551,068
#Universal Corp.	94,354	3,910,030
Weis Markets, Inc.	63,103	2,458,493
*Winn-Dixie Stores, Inc.	241,311	1,616,784

Total Consumer Staples		85,475,341

Energy — (8.2%)
*Allis-Chalmers Energy, Inc.	345,591	1,776,338
#Alon USA Energy, Inc.	167,443	949,402
*Approach Resources, Inc.	79,013	1,220,751
#*ATP Oil & Gas Corp.	203,365	2,920,321
*Basic Energy Services, Inc.	248,771	2,751,407
#Berry Petroleum Corp. Class A	49,468	1,692,300
*Bill Barrett Corp.	92,764	3,501,841
#*BioFuel Energy Corp.	20,920	47,279
*Bolt Technology Corp.	33,266	369,585
*Bristow Group, Inc.	167,782	6,506,586
*Bronco Drilling Co., Inc.	140,754	593,982
*Cal Dive International, Inc.	329,661	1,668,085
*Callon Petroleum Co.	43,177	212,863
*Clayton Williams Energy, Inc.	14,068	840,141
*Complete Production Services, Inc.	332,185	7,783,095
#*Comstock Resources, Inc.	20,970	468,680
*Contango Oil & Gas Co.	8,300	436,497
*CREDO Petroleum Corp.	3,332	26,656
*Crimson Exploration, Inc.	2,279	6,769
*Crosstex Energy, Inc.	268,617	2,178,484
*CVR Energy, Inc.	278,171	2,648,188
*Dawson Geophysical Co.	46,821	1,163,034
Delek US Holdings, Inc.	149,112	1,095,973
DHT Holdings, Inc.	160,130	688,559
*Double Eagle Petroleum Co.	23,808	101,422
*Energy Partners, Ltd.	127,990	1,429,648
*ENGlobal Corp.	3,535	10,216
#*Exterran Holdings, Inc.	284,147	7,151,980
Frontier Oil Corp.	466,503	6,181,165
#General Maritime Corp.	298,425	1,145,952
#*Geokinetics, Inc.	37,314	254,481
*GeoMet, Inc.	3,570	2,628
*GeoResources, Inc.	29,732	511,390
*Global Industries, Ltd.	309,018	1,789,214
#*Goodrich Petroleum Corp.	2,633	35,914
#*Green Plains Renewable Energy, Inc.	129,820	1,443,598
Gulf Island Fabrication, Inc.	72,323	1,651,857
*Gulfmark Offshore, Inc.	122,012	3,612,775
*Gulfport Energy Corp.	2,753	45,865
#*Harvest Natural Resources, Inc.	194,361	2,425,625
*Helix Energy Solutions Group, Inc.	357,171	4,532,500
*Helmerich & Payne, Inc.	59,405	2,541,346
*Hercules Offshore, Inc.	349,281	824,303
*HKN, Inc.	27,974	102,944
#*Hornbeck Offshore Services, Inc.	82,591	1,836,824

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*International Coal Group, Inc.	867,864	$4,877,396
*Key Energy Services, Inc.	363,124	3,576,771
#*Lucas Energy, Inc.	67,900	137,837
#*Mariner Energy, Inc.	110,707	2,758,818
*Matrix Service Co.	37,935	344,450
*Mitcham Industries, Inc.	49,062	426,839
*Natural Gas Services Group, Inc.	60,748	956,781
*Newpark Resources, Inc.	480,197	2,823,558
#*Oil States International, Inc.	72,117	3,686,621
#Overseas Shipholding Group, Inc.	145,848	4,875,699
*OYO Geospace Corp.	974	59,034
*Parker Drilling Co.	463,988	1,962,669
#*Patriot Coal Corp.	238,729	3,220,454
Patterson-UTI Energy, Inc.	336,117	6,524,031
Penn Virginia Corp.	210,674	3,122,189
*Petroleum Development Corp.	108,885	3,398,301
*PHI, Inc. Non-Voting	64,426	1,125,522
*Pioneer Drilling Co.	336,370	2,072,039
Pioneer Natural Resources Co.	149,975	10,468,255
*Plains Exploration & Production Co.	265,602	7,402,328
#*Rex Energy Corp.	121,785	1,500,391
*Rosetta Resources, Inc.	53,496	1,279,089
*Rowan Cos., Inc.	228,373	7,513,472
*SEACOR Holdings, Inc.	44,865	4,250,959
*Seahawk Drilling, Inc.	1,413	14,243
SM Energy Co.	30,800	1,283,744
#*Stone Energy Corp.	78,580	1,228,205
*Sunoco, Inc.	212,272	7,953,832
*Superior Energy Services, Inc.	51,768	1,429,832
*Swift Energy Corp.	166,758	5,311,242
*T-3 Energy Services, Inc.	60,694	2,031,428
Teekay Corp.	154,186	4,903,115
*Tesoro Petroleum Corp.	303,490	3,933,230
*Tetra Technologies, Inc.	289,030	2,820,933
*TGC Industries, Inc.	19,683	72,827
Tidewater, Inc.	111,251	5,132,009
*Union Drilling, Inc.	98,308	449,268
*Unit Corp.	100,866	3,956,973
#*USEC, Inc.	559,795	3,006,099
*Warren Resources, Inc.	6,179	25,828
*Western Refining, Inc.	423,850	2,818,602
*Whiting Petroleum Corp.	72,600	7,291,944
*Willbros Group, Inc.	93,046	824,388

Total Energy		212,029,708

Financials — (21.4%)
#1st Source Corp.	79,750	1,409,182
21st Century Holding Co.	39,772	141,588
Abington Bancorp, Inc.	120,287	1,291,882
Advance America Cash Advance Centers, Inc.	78,390	391,166
*Affirmative Insurance Holdings, Inc.	37,274	137,914
*Allegheny Corp.	12,423	3,732,863
Alliance Financial Corp.	32	975
Allied World Assurance Co. Holdings, Ltd.	92,709	5,303,882
*Alterra Capital Holdings, Ltd.	136,320	2,753,664
*American Capital, Ltd.	1,070,676	7,473,318
American Equity Investment Life Holding Co.	325,267	3,529,147
American Financial Group, Inc.	248,114	7,587,326
American National Bankshares, Inc.	59	1,344
American National Insurance Co.	37,261	2,922,753
*American Safety Insurance Holdings, Ltd.	49,446	918,212

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Ameris Bancorp	73,581	$682,096
*AMERISAFE, Inc.	99,481	1,899,092
*AmeriServe Financial, Inc.	38,961	62,338
AmTrust Financial Services, Inc.	21,475	321,481
*Arch Capital Group, Ltd.	59,774	5,163,876
#Argo Group International Holdings, Ltd.	127,162	4,411,250
#Arrow Financial Corp.	1,724	42,048
Aspen Insurance Holdings, Ltd.	175,074	4,966,849
*Asset Acceptance Capital Corp.	109,541	633,147
Associated Banc-Corp.	377,164	4,778,668
*Assurant, Inc.	266,924	10,554,175
Assured Guaranty, Ltd.	214,031	4,077,291
Asta Funding, Inc.	54,135	445,531
#Astoria Financial Corp.	478,359	5,941,219
*Atlantic Coast Federal Corp.	25,538	43,159
*Avatar Holdings, Inc.	49,633	905,306
Axis Capital Holdings, Ltd.	226,295	7,696,293
*B of I Holding, Inc.	46,452	597,373
Baldwin & Lyons, Inc. Class B	8,528	213,200
#BancFirst Corp.	22,346	918,421
Bancorp Rhode Island, Inc.	207	6,022
*Bancorp, Inc.	96,740	724,583
#BancorpSouth, Inc.	64,800	854,712
#*BancTrust Financial Group, Inc.	72,111	210,564
Bank Mutual Corp.	114,111	550,015
Bank of Commerce Holdings	1,700	6,545
*Bank of Granite Corp.	3,994	3,275
Bank of the Ozarks, Inc.	27,978	1,063,444
#*BankAtlantic Bancorp, Inc.	289,865	262,328
BankFinancial Corp.	112,518	1,029,540
Banner Corp.	126,971	210,772
Bar Harbor Bankshares	5,421	147,397
Beacon Federal Bancorp, Inc.	133	1,506
*Beneficial Mutual Bancorp, Inc.	17,175	126,064
#Berkshire Hills Bancorp, Inc.	57,956	1,120,869
Boston Private Financial Holdings, Inc.	390,022	2,227,026
Brookline Bancorp, Inc.	129,811	1,264,359
*Cadence Financial Corp.	27,203	67,735
Calamos Asset Management, Inc.	10,437	125,140
*Camco Financial Corp.	511	1,042
Camden National Corp.	1,568	53,688
*Cape Bancorp, Inc.	2,557	22,220
Capital Bank Corp.	200	326
Capital City Bank Group, Inc.	63,366	757,224
Capital Southwest Corp.	17,418	1,683,101
CapitalSource, Inc.	802,088	4,900,758
#*Capitol Bancorp, Ltd.	83,019	94,642
Cardinal Financial Corp.	140,938	1,407,971
Carver Bancorp, Inc.	400	920
#*Cascade Financial Corp.	18,584	8,549
Cash America International, Inc.	65,901	2,321,692
#Cathay General Bancorp	422,078	5,740,261
#Center Bancorp, Inc.	40,963	310,909
*Center Financial Corp.	118,092	616,440
CenterState Banks of Florida, Inc.	74,181	548,939
*Central Jersey Bancorp	11,021	82,327
#*Central Pacific Financial Corp.	177,824	270,292
Chemical Financial Corp.	73,377	1,488,086
*Citizens Community Bancorp, Inc.	6,167	26,364
Citizens Holding Co.	692	12,920
#*Citizens, Inc.	71,946	497,866

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Contiued)
#City Holding Co.	4,868	$154,316
#City National Corp.	52,874	2,726,712
*CNA Surety Corp.	160,161	3,083,099
#*CNO Financial Group, Inc.	1,229,638	6,689,231
#CoBiz Financial, Inc.	142,928	691,772
Columbia Banking System, Inc.	139,273	2,536,161
#Comerica, Inc.	68,146	2,438,264
*Commonwealth Bankshares, Inc.	2,000	4,300
#Community Bank System, Inc.	103,736	2,424,310
Community Trust Bancorp, Inc.	39,485	1,078,335
*CompuCredit Holdings Corp.	172,717	972,397
Consolidated-Tokoma Land Co.	6,505	170,886
*Cowen Group, Inc.	41,470	145,145
*Crescent Financial Corp.	35,245	76,482
#CVB Financial Corp.	28,217	214,731
Danvers Bancorp, Inc.	62,049	932,596
#*Dearborn Bancorp, Inc.	47,394	85,783
Delphi Financial Group, Inc. Class A	211,158	5,716,047
Dime Community Bancshares, Inc.	91,935	1,341,332
Donegal Group, Inc. Class A	68,889	954,113
*Doral Financial Corp.	99,293	148,940
*E*Trade Financial Corp.	383,818	5,488,597
Eastern Insurance Holdings, Inc.	45,624	507,795
EMC Insurance Group, Inc.	49,678	1,050,193
Employers Holdings, Inc.	71,040	1,150,138
#*Encore Bancshares, Inc.	29,506	227,491
*Encore Capital Group, Inc.	90,619	1,841,378
Endurance Specialty Holdings, Ltd.	117,457	4,862,720
*Enstar Group, Ltd.	6,799	545,212
Enterprise Bancorp, Inc.	630	7,239
Enterprise Financial Services Corp.	35,444	349,832
ESB Financial Corp.	28,944	416,504
ESSA Bancorp, Inc.	79,429	1,004,777
#F.N.B. Corp.	489,757	4,162,934
Farmers Capital Bank Corp.	1,172	5,274
FBL Financial Group, Inc. Class A	123,455	3,229,583
Federal Agricultural Mortgage Corp.	62,489	735,496
Fidelity National Financial, Inc.	209,004	2,798,564
#*Fidelity Southern Corp.	9,874	67,835
Financial Institutions, Inc.	17,507	316,001
*First Acceptance Corp.	83,671	155,628
First American Financial Corp.	200,565	2,815,933
*First Bancorp (318672102)	14,903	4,545
First Bancorp (318910106)	68,802	921,259
First Bancorp, Inc.	700	9,716
#First Busey Corp.	107,001	496,485
First Business Financial Services, Inc.	400	4,100
*First California Financial Group, Inc.	4,713	11,594
First Citizens BancShares, Inc.	3,500	653,730
First Commonwealth Financial Corp.	354,979	2,065,978
First Community Bancshares, Inc.	25,314	340,726
First Defiance Financial Corp.	39,906	444,553
*First Federal Bancshares of Arkansas, Inc.	900	1,692
*First Federal of Northern Michigan Bancorp, Inc.	100	259
First Financial Bancorp	67,465	1,136,111
First Financial Corp.	32,634	953,892
First Financial Holdings, Inc.	84,282	880,747
First Financial Northwest, Inc.	99,354	379,532
#*First Horizon National Corp.	6,776	68,370
#*First Marblehead Corp. (The)	354,814	791,235
First Merchants Corp.	102,903	856,153

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Mercury Financial Corp.	98,414	$1,604,148
First Midwest Bancorp, Inc.	293,486	3,143,235
#First Niagara Financial Group, Inc.	212,824	2,521,964
First Pactrust Bancorp, Inc.	912	10,488
*First Place Financial Corp.	36,852	121,980
First Security Group, Inc.	33,286	54,922
First South Bancorp, Inc.	6,484	65,099
*FirstCity Financial Corp.	33,929	286,700
Flagstone Reinsurance Holdings SA	291,675	3,179,257
Flushing Financial Corp.	142,749	1,877,149
#*FNB United Corp.	6,938	3,469
#*Forest City Enterprises, Inc. Class A	136,045	1,984,897
*Forestar Group, Inc.	500	8,550
*Fox Chase Bancorp, Inc.	106	1,034
*FPIC Insurance Group, Inc.	20,782	736,098
Fulton Financial Corp.	353,152	3,298,440
*Genworth Financial, Inc.	18,448	209,200
German American Bancorp, Inc.	27,679	467,775
GFI Group, Inc.	66,770	319,828
Glacier Bancorp, Inc.	61,496	799,448
*Global Indemnity P.L.C.	66,550	1,123,364
Great Southern Bancorp, Inc.	45,442	1,021,991
#*Greene Bancshares, Inc.	61,825	238,644
*Greenlight Capital Re, Ltd.	36,908	1,054,092
*Guaranty Bancorp	157,763	258,731
*Hallmark Financial Services, Inc.	106,494	952,056
Hampden Bancorp, Inc.	20,730	211,239
#*Hampton Roads Bankshares, Inc.	17,766	14,923
*Hanmi Financial Corp.	309,260	361,834
Hanover Insurance Group, Inc.	107,458	4,862,474
Harleysville Group, Inc.	68,182	2,340,688
*Harris & Harris Group, Inc.	161,917	675,194
HCC Insurance Holdings, Inc.	178,469	4,725,859
Heartland Financial USA, Inc.	33,416	516,277
*Heritage Commerce Corp.	50,473	189,778
*Heritage Financial Corp.	15,549	210,067
HF Financial Corp.	1,557	16,099
*Hilltop Holdings, Inc.	261,601	2,613,394
*Home Bancorp, Inc.	4,415	59,293
Home Bancshares, Inc.	38,971	801,633
Home Federal Bancorp, Inc.	86,137	1,037,089
HopFed Bancorp, Inc.	6,179	55,735
Horace Mann Educators Corp.	177,770	3,322,521
Huntington Bancshares, Inc.	1,239,796	7,029,643
IBERIABANK Corp.	53,085	2,763,074
Independence Holding Co.	45,877	388,119
#Independent Bank Corp.	97,933	2,300,446
Indiana Community Bancorp	738	10,247
Infinity Property & Casualty Corp.	12,200	631,350
#*Interactive Brokers Group, Inc.	49,600	928,512
#*International Assets Holding Corp.	2,272	50,098
#International Bancshares Corp.	177,060	3,033,038
#*Intervest Bancshares Corp.	8,121	18,678
*Investment Technology Group, Inc.	102,942	1,465,894
*Investors Bancorp, Inc.	34,603	415,236
JMP Group, Inc.	29,835	198,403
Jones Lang LaSalle, Inc.	22,261	1,737,694
Kearny Financial Corp.	500	4,365
#K-Fed Bancorp	16,934	127,513
*Knight Capital Group, Inc.	24,535	319,691
*LaBranche & Co., Inc.	143,575	466,619

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Lakeland Bancorp, Inc.	97,629	$905,021
Lakeland Financial Corp.	31,991	607,509
Legacy Bancorp, Inc.	39,923	305,810
LNB Bancorp, Inc.	32,597	157,118
*Louisiana Bancorp, Inc.	13,988	202,406
#*M&T Bank Corp.	22,174	1,657,506
#*Macatawa Bank Corp.	64,525	121,307
Maiden Holdings, Ltd.	20,983	160,520
MainSource Financial Group, Inc.	86,736	717,307
*Market Leader, Inc.	500	975
*Marlin Business Services Corp.	49,952	607,916
*Marshall & Ilsley Corp.	856,563	5,062,287
*Maui Land & Pineapple Co., Inc.	10,282	45,241
MB Financial, Inc.	230,048	3,425,415
#*MBIA, Inc.	424,714	4,761,044
#*MBT Financial Corp.	48,894	94,365
MCG Capital Corp.	453,143	2,868,395
Meadowbrook Insurance Group, Inc.	193,565	1,670,466
Medallion Financial Corp.	57,442	461,259
Mercantile Bank Corp.	27,462	114,517
Mercer Insurance Group, Inc.	28,318	519,635
Merchants Bancshares, Inc.	14,609	377,058
Mercury General Corp.	57,880	2,458,742
*Meridian Interstate Bancorp, Inc.	20,737	220,020
*Metro Bancorp, Inc.	18,467	186,701
*MF Global Holdings, Ltd.	657,264	5,146,377
#*MGIC Investment Corp.	790,073	6,968,444
MicroFinancial, Inc.	2,546	10,286
MidSouth Bancorp, Inc.	10,472	143,885
Montpelier Re Holdings, Ltd.	317,012	5,807,660
*Nara Bancorp, Inc.	164,046	1,286,121
*NASDAQ OMX Group, Inc. (The)	336,903	7,081,701
#*National Financial Partners Corp.	200,738	2,770,184
National Interstate Corp.	10,054	215,859
National Penn Bancshares, Inc.	668,844	4,340,798
National Security Group, Inc.	1,200	14,088
*Navigators Group, Inc. (The)	52,529	2,414,758
#NBT Bancorp, Inc.	30,454	671,511
Nelnet, Inc. Class A	147,808	3,321,246
*New Century Bancorp, Inc.	700	2,779
New England Bancshares, Inc.	4,879	35,324
New Hampshire Thrift Bancshares, Inc.	500	5,865
New Westfield Financial, Inc.	117,136	989,799
NewAlliance Bancshares, Inc.	537,373	6,926,738
*NewBridge Bancorp	16,212	64,037
*NewStar Financial, Inc.	236,730	1,801,515
*North Valley Bancorp	31,105	51,945
Northeast Community Bancorp, Inc.	8,278	49,502
#Northfield Bancorp, Inc.	17,470	198,284
Northrim Bancorp, Inc.	1,280	21,824
Northwest Bancshares, Inc.	295,994	3,356,572
NYMAGIC, Inc.	200	5,134
Ocean Shore Holding Co.	92	1,012
OceanFirst Financial Corp.	36,667	437,804
*Ocwen Financial Corp.	312,143	2,693,794
Old National Bancorp	346,972	3,282,355
#*Old Republic International Corp.	572,695	7,559,574
#Old Second Bancorp, Inc.	69,131	136,188
OneBeacon Insurance Group, Ltd.	107,023	1,506,884
*Oppenheimer Holdings, Inc. Class A	1,378	35,070
Oriental Financial Group, Inc.	115,801	1,532,047

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Oritani Financial Corp.	14,543	$154,301
Pacific Continental Corp.	10,093	83,873
#*Pacific Mercantile Bancorp	36,345	114,850
#PacWest Bancorp	39,411	686,934
Park National Corp.	16,678	1,089,907
*Patriot National Bancorp	2,600	9,360
Peapack-Gladstone Financial Corp.	3,271	39,677
*Penson Worldwide, Inc.	133,032	685,115
Peoples Bancorp, Inc.	51,350	676,793
#*PHH Corp.	264,040	5,088,051
#*Phoenix Cos., Inc. (The)	669,911	1,406,813
*PICO Holdings, Inc.	50,124	1,540,812
#*Pinnacle Financial Partners, Inc.	178,477	2,036,423
#*Piper Jaffray Cos., Inc.	48,899	1,514,402
Platinum Underwriters Holdings, Ltd.	99,826	4,297,509
*PMI Group, Inc. (The)	702,116	2,352,089
*Popular, Inc.	1,660,443	4,533,009
#*Portfolio Recovery Associates, Inc.	35,614	2,387,919
*Preferred Bank	63,286	108,852
Premier Financial Bancorp, Inc.	223	1,492
Presidential Life Corp.	89,591	857,386
PrivateBancorp, Inc.	270,802	3,192,756
*ProAssurance Corp.	55,043	3,164,422
#Prosperity Bancshares, Inc.	93,683	2,912,604
Protective Life Corp.	150,725	3,612,878
Provident Financial Holdings, Inc.	22,477	152,619
Provident Financial Services, Inc.	274,341	3,467,670
Provident New York Bancorp	112,555	998,363
Prudential Bancorp, Inc. of Pennsylvania	42	260
*PSB Holdings, Inc.	599	2,264
Pulaski Financial Corp.	918	6,518
QC Holdings, Inc.	80,989	305,329
*QCR Holdings, Inc.	246	2,337
Radian Group, Inc.	663,443	5,035,532
Reinsurance Group of America, Inc.	153,401	7,680,788
RenaissanceRe Holdings, Ltd.	83,759	5,047,317
Renasant Corp.	113,127	1,849,626
*Republic First Bancorp, Inc.	4,250	9,222
Resource America, Inc.	88,737	547,507
Rewards Network, Inc.	12,896	176,675
*Riverview Bancorp, Inc.	29,296	63,865
#RLI Corp.	18,341	1,053,140
Rockville Financial, Inc.	19,346	218,803
*Rodman & Renshaw Capital Group, Inc.	1,400	4,018
Rome Bancorp, Inc.	8,525	92,922
#S&T Bancorp, Inc.	52,578	1,030,529
*Safeguard Scientifics, Inc.	83,053	1,222,540
Safety Insurance Group, Inc.	63,482	2,949,374
Sanders Morris Harris Group, Inc.	138,589	803,816
Sandy Spring Bancorp, Inc.	92,806	1,614,824
SCBT Financial Corp.	48,663	1,485,681
SeaBright Holdings, Inc.	105,549	883,445
*Seacoast Banking Corp. of Florida	112,261	140,326
Selective Insurance Group, Inc.	214,324	3,626,362
Shore Bancshares, Inc.	2,225	21,938
SI Financial Group, Inc.	4,029	25,665
Sierra Bancorp	22,097	230,030
Simmons First National Corp.	34,836	947,191
*Smithtown Bancorp, Inc.	7,811	29,135
Somerset Hills Bancorp	5,111	43,444
*Southern Community Financial Corp.	36,564	59,599

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Southern Connecticut Bancorp, Inc.	500	$2,975
*Southern First Bancshares, Inc.	600	3,975
Southside Bancshares, Inc.	1,821	34,253
Southwest Bancorp, Inc.	77,711	769,339
StanCorp Financial Group, Inc.	77,455	3,322,820
State Auto Financial Corp.	109,775	1,719,076
State Bancorp, Inc.	24,165	221,835
StellarOne Corp.	93,347	1,192,975
Sterling Bancorp	32,598	306,095
Sterling Bancshares, Inc.	470,735	2,537,262
#Stewart Information Services Corp.	98,029	1,060,674
*Stratus Properties, Inc.	1,122	9,941
Student Loan Corp.	19,330	576,421
*Sun Bancorp, Inc.	102,481	404,800
#*Superior Bancorp	20,511	17,188
Susquehanna Bancshares, Inc.	678,399	5,359,352
SWS Group, Inc.	56,135	385,647
#Synovus Financial Corp.	1,002,067	2,164,465
#*Taylor Capital Group, Inc.	56,387	680,027
Teche Holding Co.	100	3,250
Territorial Bancorp, Inc.	2,235	37,928
#*Texas Capital Bancshares, Inc.	76,305	1,384,936
*Thomas Properties Group, Inc.	139,255	520,814
*TIB Financial Corp.	11,726	4,692
*Tidelands Bancshares, Inc.	300	330
Tower Bancorp, Inc.	4,793	103,625
#Tower Group, Inc.	74,821	1,816,654
#TowneBank	44,285	642,132
Transatlantic Holdings, Inc.	140,003	7,364,158
*Tree.com, Inc.	55,489	410,619
*Trenwick Group, Ltd.	38,857	27
TriCo Bancshares	35,852	558,933
Trustmark Corp.	139,806	3,088,315
Umpqua Holdings Corp.	519,273	5,712,003
Union First Market Bankshares Corp.	60,897	783,135
#United Bankshares, Inc.	94,644	2,528,888
*United Community Banks, Inc.	320,080	627,357
*United Community Financial Corp.	10,399	14,767
United Financial Bancorp, Inc.	91,552	1,239,614
United Fire & Casualty Co.	101,277	2,028,578
*United PanAm Financial Corp.	22,650	105,322
*United Security Bancshares	1,000	4,900
Unitrin, Inc.	225,471	5,478,945
Universal Insurance Holdings, Inc.	16,679	75,889
Univest Corp. of Pennsylvania	26,591	501,506
Validus Holdings, Ltd.	239,615	6,795,481
*Virginia Commerce Bancorp, Inc.	93,419	496,055
*Virtus Investment Partners, Inc.	1,125	41,344
Washington Banking Co.	17,589	221,446
Washington Federal, Inc.	136,772	2,055,683
Washington Trust Bancorp, Inc.	41,767	839,099
*Waterstone Financial, Inc.	6,534	24,437
Webster Financial Corp.	409,887	7,017,265
WesBanco, Inc.	109,089	1,811,968
Wesco Financial Corp.	2,775	1,008,435
*West Bancorporation, Inc.	48,488	318,566
*West Coast Bancorp	83,037	218,387
*Western Alliance Bancorp	208,128	1,257,093
White Mountains Insurance Group, Ltd.	17,666	5,638,987
White River Capital, Inc.	34	654
Whitney Holding Corp.	533,457	4,417,024

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Wilmington Trust Corp.	280,107	$1,991,561
Wilshire Bancorp, Inc.	119,651	802,858
#Wintrust Financial Corp.	140,637	4,210,672
WR Berkley Corp.	4,850	133,472
*Yadkin Valley Financial Corp.	24,305	56,631
*Zions Bancorporation	286,262	5,914,173
*ZipRealty, Inc.	32,184	104,276
Total Financials		550,540,900

Health Care — (6.4%)
*A.D.A.M., Inc.	10,600	76,850
*Accelrys, Inc.	188,662	1,367,800
*Adolor Corp.	123,595	153,258
#*Air Methods Corp.	53,983	2,207,905
*Albany Molecular Research, Inc.	15,391	98,502
#*Alere, Inc.	148,800	4,397,040
*Allied Healthcare International, Inc.	233,212	659,990
*Alphatec Holdings, Inc.	45,362	98,889
*American Dental Partners, Inc.	77,079	898,741
*American Shared Hospital Services	718	2,082
*Amicus Therapeutics, Inc.	779	3,217
*AMN Healthcare Services, Inc.	153,365	812,834
*Amsurg Corp.	115,056	2,080,212
Analogic Corp.	24,965	1,139,153
*AngioDynamics, Inc.	133,285	1,895,313
*Anika Therapeutics, Inc.	50,671	328,348
*Animal Health International, Inc.	13,086	36,379
*ARCA Biopharma, Inc.	1,700	6,613
Arrhythmia Research Technology, Inc.	950	5,272
*Assisted Living Concepts, Inc.	52,174	1,682,612
*BioClinica, Inc.	32,919	132,664
*BioScrip, Inc.	152,819	860,371
*BMP Sunstone Corp.	66,001	649,450
*Caliper Life Sciences, Inc.	56,985	256,432
*Cambrex Corp.	111,102	503,292
Cantel Medical Corp.	79,627	1,474,692
*Capital Senior Living Corp.	136,755	815,060
*Caraco Pharmaceutical Laboratories, Ltd.	4,611	23,793
*Cardiac Science Corp.	49,750	113,430
*CardioNet, Inc.	91,347	465,870
*Celera Corp.	399,213	2,275,514
*Community Health Systems, Inc.	178,748	5,376,740
*CONMED Corp.	123,849	2,725,916
*Continucare Corp.	51,424	231,408
#Cooper Cos., Inc.	126,726	6,252,661
*Coventry Health Care, Inc.	317,536	7,436,693
*CPEX Pharmaceuticals, Inc.	1,967	47,208
*Cross Country Healthcare, Inc.	125,489	916,070
*CryoLife, Inc.	12,671	81,728
*Cutera, Inc.	68,783	497,301
*Cynosure, Inc. Class A	40,811	415,456
*Cytokinetics, Inc.	5,868	15,492
*Digirad Corp.	77,481	148,764
#*Dynacq Healthcare, Inc.	5,490	12,023
#*Emeritus Corp.	2,697	50,299
Ensign Group, Inc.	33,590	630,484
*Enzo Biochem, Inc.	23,366	100,707
*Exactech, Inc.	27,190	442,109
*Five Star Quality Care, Inc.	144,402	784,103
*Gentiva Health Services, Inc.	125,421	2,919,801
*Greatbatch, Inc.	111,224	2,419,122

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Hanger Orthopedic Group, Inc.	25,667	$480,486
*Harvard Bioscience, Inc.	123,057	484,845
*HealthSpring, Inc.	272,795	7,962,886
*HealthStream, Inc.	51,619	330,362
*Healthways, Inc.	47,377	496,511
*Hi-Tech Pharmacal Co., Inc.	13,123	283,850
*Hologic, Inc.	465,750	7,461,315
*Infinity Pharmaceuticals, Inc.	32,425	184,174
*IntegraMed America, Inc.	26,263	223,236
#Invacare Corp.	161,168	4,351,536
*Kendle International, Inc.	83,297	758,836
Kewaunee Scientific Corp.	6,030	67,476
*Kindred Healthcare, Inc.	91,759	1,258,933
*King Pharmaceuticals, Inc.	596,470	8,434,086
*K-V Pharmaceutical Co.	138,553	322,828
*Lannet Co., Inc.	16,115	82,509
*LCA-Vision, Inc.	54,279	377,782
*LeMaitre Vascular, Inc.	36,123	234,800
*Lexicon Pharmaceuticals, Inc.	24,752	43,811
*LifePoint Hospitals, Inc.	153,314	5,200,411
#*Magellan Health Services, Inc.	93,319	4,479,312
#*Martek Biosciences Corp.	161,595	3,547,010
*Matrixx Initiatives, Inc.	38,156	204,516
*Maxygen, Inc.	156,318	1,001,998
*MedCath Corp.	123,889	1,227,740
*Medical Action Industries, Inc.	86,744	860,500
*Medicines Co. (The)	933	11,914
*MediciNova, Inc.	802	4,178
*MEDTOX Scientific, Inc.	37,392	438,608
*Misonix, Inc.	3,316	7,627
*Molina Healthcare, Inc.	110,965	2,876,213
*Myrexis, Inc.	7,589	27,852
*Nabi Biopharmaceuticals	124	609
*Nanosphere, Inc.	3,469	15,749
#National Healthcare Corp.	14,705	535,409
*Natus Medical, Inc.	15,900	208,290
*Nighthawk Radiology Holdings, Inc.	77,819	498,820
*NovaMed, Inc.	34,091	400,569
*NxStage Medical, Inc.	67,502	1,360,840
Omnicare, Inc.	250,849	6,050,478
*Omnicell, Inc.	154,745	2,161,788
*OraSure Technologies, Inc.	110,088	448,058
*Osteotech, Inc.	87,601	568,530
*OTIX Global, Inc.	1,048	11,476
*Palomar Medical Technologies, Inc.	69,014	730,168
*Par Pharmaceutical Cos., Inc.	129,470	4,209,070
*PDI, Inc.	33,867	297,014
*PharMerica Corp.	75,600	759,024
*PhotoMedex, Inc.	4,997	26,234
*Progenics Pharmaceuticals, Inc.	32,617	153,300
*Prospect Medical Holdings, Inc.	15,787	133,242
#*Psychiatric Solutions, Inc.	82,318	2,774,117
*Regeneration Technologies, Inc.	239,029	590,402
*RehabCare Group, Inc.	18,338	407,654
*Repligen Corp.	11,398	44,224
*Res-Care, Inc.	113,363	1,499,792
*Rochester Medical Corp.	7,700	83,930
#*Salix Pharmaceuticals, Ltd.	94,695	3,582,312
*Skilled Healthcare Group, Inc.	48,600	182,250
*Solta Medical, Inc.	10,650	22,578
*SonoSite, Inc.	5,152	160,588

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Spectranetics Corp.	59,114	$277,836
*SRI/Surgical Express, Inc.	1,900	5,918
*Sucampo Pharmaceuticals, Inc.	16,932	57,230
*Sun Healthcare Group, Inc.	184,708	1,756,573
*SunLink Health Systems, Inc.	2,608	4,773
*SuperGen, Inc.	31,100	86,458
*Symmetry Medical, Inc.	151,057	1,336,854
*Synovis Life Technologies, Inc.	1,600	24,000
#Teleflex, Inc.	76,911	4,287,788
*Theragenics Corp.	26,560	32,403
*TomoTherapy, Inc.	194,302	742,234
*Transcept Pharmaceuticals, Inc.	62,689	388,045
*Trimeris, Inc.	16,883	45,246
*Triple-S Management Corp.	89,978	1,517,929
Universal American Corp.	325,105	5,227,688
#*Viropharma, Inc.	374,919	6,133,675
*Vital Images, Inc.	78,379	1,042,441
*WellCare Health Plans, Inc.	68,017	1,889,512
*Wright Medical Group, Inc.	25,000	333,500
Young Innovations, Inc.	22,660	629,268

Total Health Care		164,489,690

Industrials — (13.8%)
A.O. Smith Corp.	4,464	250,118
*A.T. Cross Co.	9,700	67,900
*AAR Corp.	212,388	4,681,032
ABM Industries, Inc.	51,549	1,162,430
Aceto Corp.	103,531	763,023
Actuant Corp. Class A	4,156	93,385
*Air Transport Services Group, Inc.	248,891	1,672,548
Aircastle, Ltd.	376,397	3,466,616
#*AirTran Holdings, Inc.	155,137	1,148,014
Alamo Group, Inc.	63,723	1,529,352
*Alaska Air Group, Inc.	90,980	4,803,744
Albany International Corp.	108,625	2,215,950
Alexander & Baldwin, Inc.	187,945	6,470,946
*Allied Defense Group, Inc.	25,481	68,799
*Allied Motion Technologies, Inc.	336	1,613
*Altra Holdings, Inc.	7,980	118,104
*Amerco, Inc.	85,436	7,033,092
#*American Commercial Lines, Inc.	28,576	947,294
*American Railcar Industries, Inc.	113,207	1,744,520
*American Reprographics Co.	20,588	146,587
#American Woodmark Corp.	40,478	716,461
Ameron International Corp.	37,983	2,611,711
Ampco-Pittsburgh Corp.	12,872	332,741
*AMREP Corp.	6,036	60,119
Apogee Enterprises, Inc.	125,753	1,319,149
Applied Industrial Technologies, Inc.	202,120	6,146,469
Arkansas Best Corp.	116,079	2,940,281
#*Armstrong World Industries, Inc.	92,889	3,878,116
#*ArvinMeritor, Inc.	98,679	1,636,098
#*Astec Industries, Inc.	49,429	1,456,673
*Atlas Air Worldwide Holdings, Inc.	105,042	5,489,495
#*Avis Budget Group, Inc.	578,582	6,717,337
#Baldor Electric Co.	132,781	5,579,458
*Baldwin Technology Co. Class A	25,200	26,712
Barnes Group, Inc.	124,188	2,258,980
Barrett Business Services, Inc.	49,248	755,957
*Beacon Roofing Supply, Inc.	100	1,476
Belden, Inc.	1,384	38,614

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*BlueLinx Holdings, Inc.	101,805	$320,686
Bowne & Co., Inc.	97,062	1,101,654
Brady Co. Class A	21,017	646,273
Briggs & Stratton Corp.	193,407	3,403,963
*BTU International, Inc.	15,123	108,583
*Builders FirstSource, Inc.	16,206	32,736
*CAI International, Inc.	33,536	553,344
Cascade Corp.	11,940	422,557
*Casella Waste Systems, Inc.	75,534	372,383
#*CBIZ, Inc.	46,926	277,802
CDI Corp.	110,182	1,578,908
*CECO Environmental Corp.	29,259	161,217
*Celadon Group, Inc.	113,324	1,469,812
*Ceradyne, Inc.	113,730	2,707,911
*Chart Industries, Inc.	128,381	2,991,277
Chase Corp.	4,401	69,800
CIRCOR International, Inc.	76,016	2,666,641
*Columbus McKinnon Corp.	71,632	1,257,858
Comfort Systems USA, Inc.	116,847	1,337,898
*Commercial Vehicle Group, Inc.	24,579	330,096
CompX International, Inc.	311	3,614
*Consolidated Graphics, Inc.	64,334	2,994,748
Courier Corp.	44,755	662,374
*Covenant Transportation Group, Inc.	41,726	305,434
*CPI Aerostructures, Inc.	17,710	196,758
*CRA International, Inc.	52,640	981,736
Curtiss-Wright Corp.	25,030	772,926
#Diamond Management & Technology Consultants, Inc.	5,243	65,380
#*Dollar Thrifty Automotive Group, Inc.	55,809	2,589,538
Ducommun, Inc.	62,242	1,336,336
*DXP Enterprises, Inc.	35,708	679,880
*Dycom Industries, Inc.	210,657	2,254,030
*Dynamex, Inc.	3,800	80,332
*Eagle Bulk Shipping, Inc.	345,718	1,773,533
*EMCOR Group, Inc.	69,686	1,801,383
#Encore Wire Corp.	93,186	1,934,541
EnergySolutions, Inc.	43,520	204,109
*EnerSys	119,143	3,140,609
Ennis, Inc.	142,595	2,572,414
*EnPro Industries, Inc.	85,717	3,012,095
Espey Manufacturing & Electronics Corp.	219	5,311
*Esterline Technologies Corp.	120,884	7,306,229
#*Excel Maritime Carriers, Ltd.	91,134	530,400
*ExpressJet Holdings, Inc.	87,832	591,109
Federal Signal Corp.	283,840	1,603,696
*Flanders Corp.	57,693	194,425
*Flow International Corp.	149,635	395,036
*Franklin Covey Co.	65,199	546,368
#Freightcar America, Inc.	55,766	1,475,568
*Frozen Food Express Industries	20,764	65,614
*Furmanite Corp.	17,674	101,626
G & K Services, Inc. Class A	76,445	1,889,720
#GATX Corp.	196,861	6,232,619
#*Genco Shipping & Trading, Ltd.	141,810	2,346,955
*Gencor Industries, Inc.	16,355	119,882
#*General Cable Corp.	198,320	5,541,061
*Genesee & Wyoming, Inc.	11,197	517,637
*GEO Group, Inc. (The)	128,103	3,285,842
*Gibraltar Industries, Inc.	160,198	1,462,608
*GP Strategies Corp.	87,881	762,807
#Granite Construction, Inc.	59,001	1,426,644

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Great Lakes Dredge & Dock Corp.	284,510	$1,761,117
*Greenbrier Cos., Inc.	124,959	2,274,254
*Griffon Corp.	273,027	3,218,988
*H&E Equipment Services, Inc.	172,824	1,679,849
Hardinge, Inc.	52,512	419,046
*Hawk Corp.	18,858	939,694
HEICO Corp. Class A	8,736	324,455
#Heidrick & Struggles International, Inc.	58,431	1,255,098
*Herley Industries, Inc.	14,036	233,138
#*Hertz Global Holdings, Inc.	530,971	6,010,592
#*Hoku Corp.	22,691	63,535
#Horizon Lines, Inc.	187,199	806,828
*Hudson Highland Group, Inc.	106,527	374,975
*Hurco Cos., Inc.	34,584	636,346
*Huron Consulting Group, Inc.	300	5,973
*ICF International, Inc.	1,605	41,120
*Identive Group, Inc.	6,666	14,799
#*Innerworkings, Inc.	860	5,908
*Innovative Solutions & Support, Inc.	43,451	264,617
*Insituform Technologies, Inc.	93,246	2,014,114
Insteel Industries, Inc.	66,958	575,169
*Integrated Electrical Services, Inc.	32,843	119,877
*Interline Brands, Inc.	142,027	2,853,322
International Shipholding Corp.	15,977	446,877
Intersections, Inc.	31,996	311,001
#*JetBlue Airways Corp.	904,754	6,315,183
*Kadant, Inc.	36,328	714,208
Kaman Corp. Class A	22,933	618,044
*Kansas City Southern	83,381	3,653,755
Kaydon Corp.	7,101	247,612
*Kelly Services, Inc. Class A	152,925	2,270,936
Kennametal, Inc.	52,052	1,777,055
*Key Technology, Inc.	23,834	357,510
*Kforce, Inc.	63,488	952,955
Kimball International, Inc. Class B	122,868	747,037
*Korn/Ferry International	52,100	918,523
*Kratos Defense & Security Solutions, Inc.	14,743	168,070
L.S. Starrett Co. Class A	2,533	29,535
*LaBarge, Inc.	17,595	223,281
*Ladish Co., Inc.	74,267	2,375,801
Lawson Products, Inc.	34,847	642,230
*Layne Christensen Co.	84,969	2,374,034
*LB Foster Co. Class A	15,444	509,961
*LECG Corp.	105,066	90,357
*LMI Aerospace, Inc.	63,979	1,044,777
LSI Industries, Inc.	101,989	943,398
*Lydall, Inc.	64,097	476,241
*M&F Worldwide Corp.	53,099	1,427,301
*Magnetek, Inc.	5,304	6,312
#Manitowoc Co., Inc. (The)	920	10,249
Marten Transport, Ltd.	85,563	1,817,358
*MasTec, Inc.	3,327	40,589
McGrath Rentcorp	52,384	1,325,839
*Metalico, Inc.	216,013	937,496
Met-Pro Corp.	42,610	481,067
*MFRI, Inc.	26,994	234,578
Miller Industries, Inc.	62,704	843,996
#*Mobile Mini, Inc.	158,078	2,755,300
*Moog, Inc.	79,833	3,001,721
Mueller Industries, Inc.	147,875	4,347,525
Mueller Water Products, Inc.	688,428	2,079,053

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Multi-Color Corp.	12,426	$198,195
*MYR Group, Inc.	2,102	32,770
NACCO Industries, Inc. Class A	32,985	3,274,091
National Technical Systems, Inc.	24,966	197,731
*Navigant Consulting, Inc.	14,645	134,002
*NIVS IntelliMedia Technology Group, Inc.	5,512	15,709
*NN, Inc.	68,405	569,130
*Northwest Pipe Co.	41,368	778,546
*Ocean Power Technologies, Inc.	50,502	330,283
*On Assignment, Inc.	186,858	1,055,748
*Orion Energy Systems, Inc.	27,068	90,678
*Owens Corning, Inc.	282,473	7,638,070
*P.A.M. Transportation Services, Inc.	38,372	421,325
*Paragon Technologies, Inc.	836	2,383
*Park-Ohio Holdings Corp.	27,969	444,427
*PGT, Inc.	91,614	192,389
*Pike Electric Corp.	98,978	748,274
*Pinnacle Airlines Corp.	54,395	313,315
*Polypore International, Inc.	80,667	2,683,791
Portec Rail Products, Inc.	28,071	325,624
*Powell Industries, Inc.	7,051	217,594
#*Power-One, Inc.	19,762	205,722
*PowerSecure International, Inc.	84,162	791,964
Providence & Worcester Railroad Co.	700	9,114
Quanex Building Products Corp.	52,989	954,862
*Quanta Services, Inc.	220,401	4,333,084
*RCM Technologies, Inc.	28,494	143,895
*Real Goods Solar, Inc.	311	1,023
#*Republic Airways Holdings, Inc.	20,900	194,161
Robbins & Myers, Inc.	27,983	812,346
*Rush Enterprises, Inc. Class A	109,729	1,743,594
*Rush Enterprises, Inc. Class B	1,650	24,766
*Ryder System, Inc.	101,652	4,447,275
*Saia, Inc.	57,291	829,574
*Sauer-Danfoss, Inc.	14,300	316,173
Schawk, Inc.	84,946	1,649,651
*School Specialty, Inc.	78,542	1,052,463
Seaboard Corp.	540	1,001,187
*SFN Group, Inc.	221,408	1,678,273
SIFCO Industries, Inc.	12,808	174,957
#Simpson Manufacturing Co., Inc.	32,481	863,345
SkyWest, Inc.	232,472	3,524,276
*SL Industries, Inc.	8,367	127,095
*Sparton Corp.	38,197	279,220
#Standard Register Co.	7,228	23,202
Standex International Corp.	44,911	1,209,453
#Steelcase, Inc. Class A	226,303	1,903,208
*Sterling Construction Co., Inc.	62,593	763,635
Superior Uniform Group, Inc.	5,139	54,165
*SYKES Enterprises, Inc.	22,876	379,970
*Sypris Solutions, Inc.	20,007	66,623
#TAL International Group, Inc.	143,230	4,013,305
*Team, Inc.	180	3,571
Technology Research Corp.	22,151	81,073
*Tecumseh Products Co. Class A	39,289	508,793
*Tecumseh Products Co. Class B	2,200	26,752
#*Terex Corp.	74,844	1,680,248
Timken Co.	151,612	6,279,769
#Titan International, Inc.	185,496	2,813,974
*Titan Machinery, Inc.	90,971	1,768,476
Todd Shipyards Corp.	13,980	228,713

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Track Data Corp.	26	$2,463
*TRC Cos., Inc.	12,000	29,040
Tredegar Industries, Inc.	20,400	393,516
*Trimas Corp.	136,100	2,154,463
Trinity Industries, Inc.	284,198	6,459,821
#Triumph Group, Inc.	80,276	6,710,271
*Tutor Perini Corp.	205,537	4,770,514
Twin Disc, Inc.	57,751	1,175,810
*U.S. Home Systems, Inc.	6,889	21,287
*Ultralife Corp.	41,394	217,318
UniFirst Corp.	65,390	3,009,902
*United Rentals, Inc.	126,122	2,369,832
*United Stationers, Inc.	29,228	1,642,614
Universal Forest Products, Inc.	86,921	2,619,799
*Universal Security Instruments, Inc.	100	660
*Universal Truckload Services, Inc.	2,914	41,816
*URS Corp.	60,285	2,346,895
*USA Truck, Inc.	54,452	747,081
#*USG Corp.	152,047	1,927,956
*Versar, Inc.	29,627	94,806
Viad Corp.	110,061	2,196,818
#Vicor Corp.	7,621	135,730
Virco Manufacturing Corp.	20,566	60,258
*Vishay Precision Group, Inc.	14,276	242,692
*Volt Information Sciences, Inc.	108,219	874,410
*Wabash National Corp.	80,875	651,852
Watts Water Technologies, Inc.	126,159	4,437,012
*WCA Waste Corp.	32,483	161,116
#Werner Enterprises, Inc.	21,383	455,886
#*WESCO International, Inc.	112,293	4,808,386
*Willis Lease Finance Corp.	6,400	78,528

Total Industrials		356,800,396

Information Technology — (12.1%)
#*Acorn Energy, Inc.	29,669	129,950
*Actel Corp.	74,929	1,563,019
*ActivIdentity Corp.	136,085	439,555
*Acxiom Corp.	96,132	1,687,117
*ADDvantage Technologies Group, Inc.	2,100	6,741
*ADPT Corp.	426,747	1,280,241
*Advanced Analogic Technologies, Inc.	174,616	656,556
#*Advanced Energy Industries, Inc.	18,864	270,887
*Aetrium, Inc.	15,078	36,941
*Agilysys, Inc.	24,993	149,958
American Software, Inc. Class A	43,393	262,094
*Amtech Systems, Inc.	50,698	848,685
*Anadigics, Inc.	243,959	1,651,602
*Anaren, Inc.	55,225	923,914
#*Anixter International, Inc.	48,610	2,609,871
*AOL, Inc.	112,227	2,994,216
*Applied Micro Circuits Corp.	145,898	1,469,193
*Arris Group, Inc.	497,614	4,632,786
*Arrow Electronics, Inc.	242,217	7,172,045
Astro-Med, Inc.	2,658	18,686
#*ATMI, Inc.	110,527	1,953,012
*AuthenTec, Inc.	54,506	116,098
*Aviat Networks, Inc.	236,342	1,075,356
*Avid Technology, Inc.	186,042	2,347,850
*Avnet, Inc.	188,346	5,608,944
AVX Corp.	299,979	4,301,699
*Aware, Inc.	52,590	149,356

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Axcelis Technologies, Inc.	60,044	$129,095
*AXT, Inc.	184,302	1,520,491
Bel Fuse, Inc. Class A	91	2,129
Bel Fuse, Inc. Class B	49,976	1,139,953
*Benchmark Electronics, Inc.	298,403	4,902,761
Black Box Corp.	82,201	2,729,073
*Brightpoint, Inc.	41,956	314,250
*Brooks Automation, Inc.	171,419	1,163,935
*Bsquare Corp.	19,106	71,648
#*Cabot Microelectronics Corp.	8,879	342,996
*CACI International, Inc.	144,521	7,243,393
*Cascade Microtech, Inc.	41,858	150,689
*CEVA, Inc.	50,666	937,828
*Checkpoint Systems, Inc.	161,806	3,559,732
*Chyron International Corp.	766	1,325
*Ciber, Inc.	269,265	988,203
#*Cirrus Logic, Inc.	145,493	1,869,585
Cognex Corp.	13,291	354,870
*Cogo Group, Inc.	14,070	107,073
*Coherent, Inc.	76,938	3,228,318
Cohu, Inc.	125,199	1,796,606
*Comarco, Inc.	16,531	34,715
Communications Systems, Inc.	38,377	455,151
*Computer Task Group, Inc.	1,472	11,747
*Comtech Telecommunications Corp.	26,472	815,867
*Concurrent Computer Corp.	40,678	259,932
*Convergys Corp.	537,469	6,084,149
*CoreLogic, Inc.	218,380	3,836,937
*CPI International, Inc.	79,223	1,118,629
*Cray, Inc.	79,325	474,364
CTS Corp.	80,995	822,099
*CyberOptics Corp.	16,073	122,155
Daktronics, Inc.	2,155	23,533
*Datalink Corp.	27,496	116,033
*Dataram Corp.	8,444	20,603
DDi Corp.	101,698	1,045,455
#*DealerTrack Holdings, Inc.	81,196	1,568,707
#*DG FastChannel, Inc.	26,188	616,727
*Digi International, Inc.	123,757	1,195,493
*Digimarc Corp.	8,979	246,114
*Digital River, Inc.	16,554	616,802
*Ditech Networks, Inc.	15,551	22,082
*DSP Group, Inc.	129,521	927,370
*Dynamics Research Corp.	45,683	516,218
Earthlink, Inc.	488,022	4,387,318
*EchoStar Corp.	49,035	1,039,542
*Edgewater Technology, Inc.	29,354	86,301
Electro Rent Corp.	118,982	1,768,073
*Electro Scientific Industries, Inc.	47,138	547,744
*Electronics for Imaging, Inc.	227,411	3,113,257
*EMS Technologies, Inc.	62,266	1,110,825
*Emulex Corp.	126,161	1,438,235
*EndWave Corp.	45,664	108,224
*Entegris, Inc.	242,742	1,451,597
*Epicor Software Corp.	143,192	1,346,005
EPIQ Systems, Inc.	64,939	761,085
*ePlus, Inc.	33,880	712,496
*Euronet Worldwide, Inc.	168,101	3,035,904
*Exar Corp.	189,142	1,257,794
*Extreme Networks	273,651	872,947
*Fairchild Semiconductor International, Inc.	551,477	6,215,146

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Faro Technologies, Inc.	72,808	$1,757,585
*FEI Co.	21,039	457,809
*FormFactor, Inc.	125,713	1,223,187
*Frequency Electronics, Inc.	21,762	130,572
*FSI International, Inc.	700	1,883
*Gerber Scientific, Inc.	137,957	922,932
*Globecomm Systems, Inc.	107,304	960,371
*GSI Technology, Inc.	102,125	709,769
*GTSI Corp.	23,639	108,503
*Hackett Group, Inc.	106,341	414,730
*Harmonic, Inc.	87,689	612,069
*Henry Bros. Electronics, Inc.	2,067	14,345
*Hutchinson Technology, Inc.	132,689	452,469
*Hypercom Corp.	139,853	833,524
*I.D. Systems, Inc.	47,380	106,605
*IAC/InterActiveCorp	329,849	9,202,787
*Ikanos Communications, Inc.	75,132	85,650
*Imation Corp.	201,080	1,958,519
*Immersion Corp.	63,978	393,465
*InfoSpace, Inc.	192,389	1,623,763
*Ingram Micro, Inc.	396,212	6,997,104
*Innodata Isogen, Inc.	200	620
*Insight Enterprises, Inc.	151,323	2,288,004
*Integral Systems, Inc.	81,323	691,246
*Integrated Device Technology, Inc.	543,786	3,202,900
*Integrated Silicon Solution, Inc.	119,078	894,276
*Internap Network Services Corp.	237,896	1,189,480
*International Rectifier Corp.	300,671	6,984,587
*Internet Brands, Inc.	185,063	2,450,234
*Internet Capital Group, Inc.	155,497	1,942,158
*Interphase Corp.	28,274	42,694
*Intevac, Inc.	81,374	821,877
*IntriCon Corp.	4,217	18,133
*iPass, Inc.	38,716	44,523
*Ixia	86,601	1,355,306
*IXYS Corp.	125,625	1,286,400
*JDA Software Group, Inc.	45,750	1,157,475
Keithley Instruments, Inc.	37,327	805,517
*Kenexa Corp.	53,736	982,831
*KEY Tronic Corp.	45,679	292,346
Keynote Systems, Inc.	24,160	294,510
*Knot, Inc. (The)	80,938	731,680
*Kopin Corp.	158,072	602,254
*KVH Industries, Inc.	39,774	558,427
#*L-1 Identity Solutions, Inc.	404,991	4,774,844
*Lattice Semiconductor Corp.	347,737	1,690,002
*Lawson Software, Inc.	352,587	3,138,024
*LeCroy Corp.	11,315	105,795
*Limelight Networks, Inc.	11,747	79,645
*Lionbridge Technologies, Inc.	59,317	296,585
*Littlefuse, Inc.	4,603	195,305
*LoJack Corp.	37,422	182,994
*LookSmart, Ltd.	25,760	55,899
*Loral Space & Communications, Inc.	44,715	2,487,495
Marchex, Inc.	111,720	717,242
*Mattson Technology, Inc.	218,020	555,951
*Measurement Specialties, Inc.	74,103	1,655,461
*MEMSIC, Inc.	10,060	30,079
*Mentor Graphics Corp.	186,495	2,014,146
*Mercury Computer Systems, Inc.	95,026	1,505,212
Methode Electronics, Inc.	187,972	1,746,260

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Microsemi Corp.	9,799	$195,980
*Microtune, Inc.	222,886	644,141
*MKS Instruments, Inc.	111,162	2,295,495
*ModusLink Global Solutions, Inc.	256,769	1,702,378
Molex, Inc. Class A	3,010	51,381
*MoSys, Inc.	36,012	170,337
*Multi-Fineline Electronix, Inc.	75,075	1,837,836
*Nanometrics, Inc.	35,382	476,596
*NAPCO Security Technologies, Inc.	18,112	32,239
*NETGEAR, Inc.	4,625	142,496
*Network Engines, Inc.	1,800	3,006
*Network Equipment Technologies, Inc.	27,689	87,497
*Newport Corp.	20,088	291,879
#*Novatel Wireless, Inc.	133,719	1,401,375
*Nu Horizons Electronics Corp.	78,647	547,383
*Occam Networks, Inc.	53,832	396,742
*OmniVision Technologies, Inc.	205,970	5,587,966
*Online Resources Corp.	29,456	152,582
*Oplink Communications, Inc.	110,590	1,933,113
OPNET Technologies, Inc.	6,872	135,447
*Opnext, Inc.	261,922	395,502
*Optelecom-NKF, Inc.	7,959	10,824
*Optical Cable Corp.	18,563	59,773
*Orbcomm, Inc.	149,841	350,628
*OSI Systems, Inc.	85,952	3,094,272
*PAR Technology Corp.	56,513	353,206
Park Electrochemical Corp.	21,400	577,800
*PC Connection, Inc.	89,451	753,177
*PC Mall, Inc.	58,159	361,749
*PC-Tel, Inc.	34,660	205,187
*PDF Solutions, Inc.	82,499	334,121
*Perceptron, Inc.	21,983	115,191
*Perficient, Inc.	112,204	1,184,874
*Performance Technologies, Inc.	55,291	111,688
*Pericom Semiconductor Corp.	135,813	1,279,358
*Pervasive Software, Inc.	37,097	188,453
#*Photronics, Inc.	289,223	1,816,320
*Planar Systems, Inc.	38,495	89,693
#*PLX Technology, Inc.	87,640	311,998
#*Powerwave Technologies, Inc.	50,540	110,177
*Presstek, Inc.	42,788	79,158
—*Price Communications Liquidation Trust	21,600	—
Qualstar Corp.	34,000	55,080
*RadiSys Corp.	114,478	1,118,450
*RealNetworks, Inc.	660,405	1,981,215
*Reis, Inc.	41,352	285,329
*Relm Wireless Corp.	10,962	22,362
Richardson Electronics, Ltd.	77,071	833,908
*Rimage Corp.	33,844	501,907
*Rofin-Sinar Technologies, Inc.	44,666	1,247,521
*Rogers Corp.	23,200	825,920
#*Rubicon Technology, Inc.	4,621	106,838
*Rudolph Technologies, Inc.	106,920	793,346
*S1 Corp.	141,135	821,406
*Sandisk Corp.	143,677	5,399,382
#*Sanmina-SCI Corp.	162,700	2,144,386
*ScanSource, Inc.	29,094	871,074
*SeaChange International, Inc.	140,245	1,127,570
#*Sigma Designs, Inc.	125,069	1,427,037
#*Silicon Graphics International Corp.	174,929	1,324,213
*Silicon Image, Inc.	212,210	1,305,092

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Smart Modular Technologies (WWH), Inc.	190,864	$1,410,485
*Smith Micro Software, Inc.	65,398	795,240
#*Sonic Solutions, Inc.	70,879	848,422
*Sonus Networks, Inc.	95,255	296,243
#*Soundbite Communications, Inc.	3,190	8,772
*Spansion, Inc. Class A	3,687	64,486
*Spectrum Control, Inc.	64,871	989,931
*SRA International, Inc.	50,014	1,000,780
*Stamps.com, Inc.	6,329	101,011
*Standard Microsystems Corp.	95,473	2,304,718
*StarTek, Inc.	71,718	292,609
#*Stream Global Services, Inc.	2,831	10,645
*Super Micro Computer, Inc.	8,733	97,111
*Support.com, Inc.	228,795	1,297,268
Sycamore Networks, Inc.	136,504	4,162,007
*Symmetricom, Inc.	136,493	850,351
*SYNNEX Corp.	146,159	4,244,457
*Take-Two Interactive Software, Inc.	66,614	710,105
*Tech Data Corp.	261,278	11,232,341
*TechTarget, Inc.	58,175	304,837
*TechTeam Global, Inc.	41,252	301,552
*Telular Corp.	25,145	93,036
Tessco Technologies, Inc.	34,518	521,222
TheStreet.com, Inc.	158,346	484,539
*THQ, Inc.	303,935	1,215,740
*Tier Technologies, Inc.	1,606	9,170
*Tollgrade Communications, Inc.	56,777	451,377
*Transact Technologies, Inc.	1,497	11,841
*Trident Microsystems, Inc.	201,573	374,926
*Triquint Semiconductor, Inc.	324,199	3,339,250
*TTM Technologies, Inc.	161,024	1,687,532
*Ultra Clean Holdings, Inc.	38,843	292,488
*Ultratech, Inc.	85,070	1,557,632
United Online, Inc.	368,770	2,278,999
*UTStarcom, Inc.	608,691	1,229,556
*Viasystems Group, Inc.	7,937	125,008
*Vicon Industries, Inc.	22,202	92,804
*Video Display Corp.	3,874	15,922
*Virtusa Corp.	134,264	1,914,605
*Vishay Intertechnology, Inc.	332,704	3,759,555
Wayside Technology Group, Inc.	4,968	54,300
*Web.com Group, Inc.	101,422	628,816
*Wireless Ronin Technologies, Inc.	17,679	25,458
*WPCS International, Inc.	29,368	97,208
#*X-Rite, Inc.	22,641	91,696
*Zoran Corp.	289,357	2,048,648
*Zygo Corp.	60,024	642,257

Total Information Technology		312,377,768

Materials — (6.4%)
A. Schulman, Inc.	86,879	1,885,274
*A.M. Castle & Co.	119,481	1,840,007
*American Pacific Corp.	24,161	145,449
American Vanguard Corp.	13,227	97,483
*Arabian American Development Co.	870	2,593
Ashland, Inc.	116,330	6,006,118
*Boise, Inc.	444,789	3,224,720
*Brush Engineered Materials, Inc.	96,017	3,182,964
Buckeye Technologies, Inc.	222,997	4,025,096
Cabot Corp.	128,830	4,382,797
Carpenter Technology Corp.	2,483	88,544

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#*Century Aluminum Co.	556,132	$7,518,905
*Clearwater Paper Corp.	7,000	565,250
*Coeur d’Alene Mines Corp.	329,341	6,787,718
Commercial Metals Co.	151,099	2,097,254
*Core Molding Technologies, Inc.	10,904	52,230
Cytec Industries, Inc.	56,326	2,789,264
#Domtar Corp.	107,587	8,538,104
*Ferro Corp.	347,220	4,763,858
#*Flotek Industries, Inc.	9,023	16,332
Friedman Industries, Inc.	31,741	214,887
#*Georgia Gulf Corp.	67,816	1,371,918
*Graphic Packaging Holding Co.	364,014	1,332,291
H.B. Fuller Co.	91,098	1,880,263
Haynes International, Inc.	57,444	2,082,919
*Headwaters, Inc.	310,000	1,054,000
#*Hecla Mining Co.	386,510	2,663,054
*Horsehead Holding Corp.	129,127	1,411,358
Huntsman Corp.	338,341	4,686,023
Innophos Holdings, Inc.	64,756	2,377,840
*Innospec, Inc.	10,776	182,438
Kaiser Aluminum Corp.	83,418	3,752,976
*KapStone Paper & Packaging Corp.	244,040	3,123,712
KMG Chemicals, Inc.	3,116	43,593
*Kronos Worldwide, Inc.	8,100	327,645
*Landec Corp.	88,685	557,829
*Louisiana-Pacific Corp.	607,697	4,703,575
*LSB Industries, Inc.	211	4,716
*MeadWestavco Corp.	376,177	9,679,034
*Mercer International, Inc.	169,317	897,380
Minerals Technologies, Inc.	41,326	2,424,596
#*Mines Management, Inc.	1,547	3,837
*Mod-Pac Corp.	823	4,090
Myers Industries, Inc.	184,278	1,627,175
Neenah Paper, Inc.	33,648	516,497
NL Industries, Inc.	84,826	974,651
*Northern Technologies International Corp.	3,000	43,560
Olympic Steel, Inc.	67,390	1,510,884
*OM Group, Inc.	156,835	5,217,900
P.H. Glatfelter Co.	240,760	2,995,054
*Penford Corp.	61,758	366,843
*PolyOne Corp.	122,861	1,587,364
Quaker Chemical Corp.	17,153	624,712
Reliance Steel & Aluminum Co.	131,932	5,521,354
*RTI International Metals, Inc.	166,179	5,168,167
Schnitzer Steel Industries, Inc. Class A	76,730	3,966,174
Schweitzer-Maudoit International, Inc.	44,863	2,879,307
#Sensient Technologies Corp.	161,379	5,214,155
*Spartech Corp.	158,583	1,341,612
Steel Dynamics, Inc.	65,676	953,616
Synalloy Corp.	10,855	101,711
Temple-Inland, Inc.	119,416	2,474,300
#Texas Industries, Inc.	125,798	4,298,518
*U.S. Gold Corp.	297,502	1,555,935
*United States Lime & Minerals, Inc.	2,799	113,360
*Universal Stainless & Alloy Products, Inc.	35,538	1,028,470
#Valspar Corp.	2,997	96,204
*Wausau Paper Corp.	115,300	973,132
#Westlake Chemical Corp.	164,151	5,246,266
#Worthington Industries, Inc.	216,892	3,340,137
*Zoltek Cos., Inc.	150,111	1,441,066

Total Materials		163,968,058

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Real Estate Investment Trusts — (0.0%)
*Transcontinental Realty Investors, Inc.	148	$1,365

Telecommunication Services — (0.9%)
*Arbinet Corp.	11,260	75,442
#*FiberTower Corp.	60,317	271,426
*General Communications, Inc. Class A	145,804	1,523,652
HickoryTech Corp.	2,357	21,449
*IDT Corp.	2,722	31,466
*IDT Corp. Class B	85,584	1,256,373
#*Iridium Communications, Inc.	191,746	1,581,904
*Leap Wireless International, Inc.	340,146	3,881,066
*MetroPCS Communications, Inc.	574,963	5,985,365
*Premiere Global Services, Inc.	902	6,161
*SureWest Communications	72,206	577,648
*Syniverse Holdings, Inc.	5,184	158,060
Telephone & Data Systems, Inc.	106,735	3,717,580
Telephone & Data Systems, Inc. Special Shares	83,057	2,477,590
*United States Cellular Corp.	51,287	2,382,794
USA Mobility, Inc.	12,931	217,629
Warwick Valley Telephone Co.	425	6,078
*Xeta Corp.	9,361	34,074

Total Telecommunication Services		24,205,757

Utilities — (0.3%)
#*Dynegy, Inc.	3,320	15,405
Maine & Maritimes Corp.	4,034	180,522
Middlesex Water Co.	41,481	740,851
#*Mirant Corp.	258,900	2,746,929
Pennichuck Corp.	5,158	123,895
*RRI Energy, Inc.	798,084	3,000,796
SJW Corp.	44,014	1,065,139
Unitil Corp.	40,341	876,207

Total Utilities		8,749,744

TOTAL COMMON STOCKS		2,258,774,547

RIGHTS/WARRANTS — (0.0%)
*Federal-Mogul Corp. Warrants 12/27/14	7,455	3,280
—#*Pacific Capital Bancorp Rights	47,707	20,991

TOTAL RIGHTS/WARRANTS		24,271

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	8,755,190	8,755,190

	Shares/ Face Amount (000)
SECURITIES LENDING COLLATERAL — (12.1%)
§@DFA Short Term Investment Fund	309,281,722	309,281,722
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.23%, 11/01/10 (Collateralized by $1,449,407 FNMA 3.500%, 10/01/20, valued at $1,516,373) to be repurchased at $1,472,234	$1,472	1,472,206

TOTAL SECURITIES LENDING COLLATERAL		310,753,928

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

Value†
TOTAL INVESTMENTS — (100.0%)
(Cost $2,378,682,378)	$2,578,307,936

U.S. SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value†
COMMON STOCKS — (83.3%)
Consumer Discretionary — (15.1%)
*1-800-FLOWERS.COM, Inc.	83,835	$150,903
*4Kids Entertainment, Inc.	220,452	127,862
*AC Moore Arts & Crafts, Inc.	552,131	1,242,295
*AFC Enterprises, Inc.	186,368	2,368,737
*AH Belo Corp.	184,005	1,337,716
#*Aldila, Inc.	77,084	327,607
*All American Group, Inc.	261,955	39,293
*Alloy, Inc.	568,715	5,544,971
*Ambassadors International, Inc.	13,999	24,638
*American Apparel, Inc.	3,219	3,122
#*American Axle & Manufacturing Holdings, Inc.	55,033	507,404
*American Biltrite, Inc.	495	1,633
#American Greetings Corp. Class A	1,790,470	34,681,404
*Arctic Cat, Inc.	271,377	3,612,028
*Ascent Media Corp.	38,229	1,041,358
*Atrinsic, Inc.	105,027	52,513
*Audiovox Corp. Class A	384,274	2,490,096
*Ballantyne Strong, Inc.	270,140	2,274,579
#Barnes & Noble, Inc.	552,274	8,273,065
*Bassett Furniture Industries, Inc.	179,202	849,417
*Beasley Broadcast Group, Inc.	61,107	267,038
#*Beazer Homes USA, Inc.	1,883,001	7,644,984
bebe stores, Inc.	90,919	596,429
*Belo Corp.	755,116	4,372,122
#*Benihana, Inc.	78,982	661,474
#*Benihana, Inc. Class A	116,293	980,350
*Biglari Holdings, Inc.	25,689	8,564,456
#*Blockbuster, Inc. Class A	59,100	2,600
*Bluegreen Corp.	951,398	3,073,016
Bob Evans Farms, Inc.	958,265	27,502,205
#*Bon-Ton Stores, Inc. (The)	124,312	1,427,102
#Books-A-Million, Inc.	321,616	2,042,262
#*Borders Group, Inc.	48,612	59,307
Bowl America, Inc. Class A	17,959	228,079
#*Boyd Gaming Corp.	1,452,948	12,073,998
#*Brookfield Homes Corp.	478,661	3,992,033
#Brown Shoe Co., Inc.	723,450	8,500,537
#Brunswick Corp.	651,581	10,308,011
#*Build-A-Bear-Workshop, Inc.	450,228	3,165,103
#*Cabela’s, Inc.	1,668,902	30,941,443
*Cache, Inc.	309,542	1,544,615
*California Coastal Communities, Inc.	126,985	96,509
#Callaway Golf Co.	984,532	6,773,580
*Cambium Learning Group, Inc.	145,273	448,894
*Canterbury Park Holding Corp.	17,106	143,092
*Carmike Cinemas, Inc.	92,192	738,458
*Carriage Services, Inc.	335,980	1,763,895
*Cavco Industries, Inc.	64,729	2,051,262
#*Charles & Colvard, Ltd.	7,786	17,441
#*Charming Shoppes, Inc.	2,352,804	8,211,286
Christopher & Banks Corp.	361,824	2,156,471
#Churchill Downs, Inc.	34,789	1,260,405
*Clarus Corp.	358,073	2,549,480
*Coast Distribution System, Inc.	92,516	350,636
*Cobra Electronics Corp.	216,452	456,714
Collectors Universe, Inc.	44,047	747,037
#*Conn’s, Inc.	400,523	1,762,301
#*Core-Mark Holding Co., Inc.	269,332	8,887,956

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Cost Plus, Inc.	158,545	$818,092
CPI Corp.	39,623	977,103
*Craftmade International, Inc.	1,800	9,972
*Crocs, Inc.	77,520	1,079,854
#*Crown Media Holdings, Inc.	437,896	1,278,656
CSS Industries, Inc.	261,750	4,379,077
*Culp, Inc.	35,620	361,187
#*Cumulus Media, Inc.	816,614	2,498,839
*Cybex International, Inc.	231,960	337,502
*Cycle Country Accessories Corp.	4,215	1,401
#*Dana Holding Corp.	1,706,838	24,151,758
*Decorator Industries, Inc.	17,364	23,615
*dELiA*s, Inc.	271,854	443,122
*Delta Apparel, Inc.	185,769	2,400,135
#*Design Within Reach, Inc.	1,891	19,855
#*Destination Maternity Corp.	122,227	4,464,952
#Dillard’s, Inc.	1,637,833	41,781,120
#*DineEquity, Inc.	180,918	8,041,805
*Dixie Group, Inc.	278,488	1,010,911
*Dolan Media Co.	85,940	919,558
*Domino’s Pizza, Inc.	183,374	2,721,270
*Dorman Products, Inc.	301,933	11,017,535
Dover Downs Gaming & Entertainment, Inc.	7,617	26,507
*Dover Motorsports, Inc.	319,398	539,783
*drugstore.com, Inc.	917,583	1,468,133
*Duckwall-ALCO Stores, Inc.	97,600	1,256,112
*EDCI Holdings, Inc.	122,643	418,213
*ELXSI Corp.	27,300	50,778
Emerson Radio Corp.	144,443	296,108
#*Emmis Communications Corp. Class A	643,656	552,900
*Enova Systems, Inc.	8,530	8,018
#*Escalade, Inc.	3,641	16,384
*EW Scripps Co. Class A (The)	935,481	8,176,104
*Exide Technologies	276,195	1,626,789
*Famous Dave’s of America, Inc.	32,747	312,406
*Federal Screw Works	3,125	9,906
*Federal-Mogul Corp.	315,899	6,264,277
Finish Line, Inc. Class A	183,977	2,814,848
*Fisher Communications, Inc.	75,256	1,375,680
*Flanigan’s Enterprises, Inc.	4,076	28,002
Flexsteel Industries, Inc.	196,799	2,975,601
Foot Locker, Inc.	1,091,132	17,381,733
*Footstar, Inc.	468,700	220,289
*Frederick’s of Hollywood Group, Inc.	9,800	8,428
Fred’s, Inc.	667,723	7,999,322
Frisch’s Restaurants, Inc.	28,150	622,115
*Full House Resorts, Inc.	76,564	267,974
*Furniture Brands International, Inc.	1,167,729	5,850,322
Gaiam, Inc.	65,087	459,514
*GameTech International, Inc.	120,681	34,913
Gaming Partners International Corp.	44,481	240,197
#*Gaylord Entertainment Co.	1,237,351	41,253,282
*Genesco, Inc.	525,018	17,199,590
#*G-III Apparel Group, Ltd.	71,308	1,882,531
*Golfsmith International Holdings, Inc.	974	3,117
*Gray Television, Inc.	785,922	1,532,548
*Gray Television, Inc. Class A	23,767	45,395
*Great Wolf Resorts, Inc.	831,455	1,962,234
#*Group 1 Automotive, Inc.	643,581	22,692,666
*Hallwood Group, Inc.	3,300	109,527
*Hampshire Group, Ltd.	41,080	164,320

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Harris Interactive, Inc.	349,337	$317,897
*Hastings Entertainment, Inc.	317,956	2,111,228
Haverty Furniture Cos., Inc.	529,900	5,664,631
Haverty Furniture Cos., Inc. Class A	5,381	57,577
#*Heelys, Inc.	60,428	161,947
*Helen of Troy, Ltd.	686,989	17,621,268
*Hollywood Media Corp.	715,381	908,534
Hooker Furniture Corp.	220,352	2,329,121
Hot Topic, Inc.	544,941	3,122,512
#*Hovnanian Enterprises, Inc.	815,030	2,901,507
*Iconix Brand Group, Inc.	1,047,058	18,323,515
International Speedway Corp.	371,561	8,486,453
#*Isle of Capri Casinos, Inc.	474,982	3,818,855
*J. Alexander’s Corp.	150,004	666,018
#*Jackson Hewitt Tax Service, Inc.	263,248	260,616
*Jaclyn, Inc.	40,909	222,954
#*JAKKS Pacific, Inc.	836,820	15,774,057
#Jarden Corp.	223,519	7,166,019
*Jo-Ann Stores, Inc.	162,318	7,020,254
*Johnson Outdoors, Inc. Class A	192,652	2,751,071
Jones Group, Inc. (The)	1,103,657	15,958,880
*Journal Communications, Inc.	157,515	726,144
*Kenneth Cole Productions, Inc. Class A	365,513	4,916,150
*Kid Brands, Inc.	159,499	1,556,710
*Kirkland’s, Inc.	37,480	504,106
*Knology, Inc.	271,641	3,952,377
*Kona Grill, Inc.	90,169	302,066
KSW, Inc.	7,417	23,512
#*K-Swiss, Inc. Class A	197,377	2,400,104
#Lacrosse Footwear, Inc.	1,868	26,955
*Lakeland Industries, Inc.	140,765	1,371,051
*Lakes Entertainment, Inc.	300,664	703,554
*Lazare Kaplan International, Inc.	134,961	269,922
#*La-Z-Boy, Inc.	726,922	5,648,184
#*Lee Enterprises, Inc.	167,745	308,651
*Libbey, Inc.	481,927	6,404,810
*Liberty Media Corp. Capital Class A	15,709	903,896
*Liberty Media Corp. Capital Class B	2,845	163,872
*Lifetime Brands, Inc.	350,365	4,498,687
*LIN TV Corp. Class A	464,746	1,933,343
#Lithia Motors, Inc.	543,981	5,929,393
#*Live Nation Entertainment, Inc.	1,199,599	11,384,195
#*Liz Claiborne, Inc.	59,038	361,313
#*LodgeNet Interactive Corp.	292,059	744,750
*Luby’s, Inc.	408,992	2,073,589
*M/I Homes, Inc.	304,941	3,226,276
Mac-Gray Corp.	307,571	3,736,988
*Madison Square Garden, Inc.	76,579	1,592,077
Marcus Corp.	528,833	6,779,639
*MarineMax, Inc.	532,579	3,983,691
*MAXXAM, Inc.	213	149,100
#*McClatchy Co. (The)	695,614	1,919,895
*McCormick & Schmick’s Seafood Restaurants, Inc.	99,510	888,624
McRae Industries, Inc. Class A	30,453	389,646
#*Meade Instruments Corp.	3,552	11,437
#*Media General, Inc.	505,476	2,785,173
#Men’s Wearhouse, Inc. (The)	699,213	17,088,766
*Meritage Homes Corp.	303,639	5,559,630
#*Modine Manufacturing Co.	467,376	6,318,924
*Monarch Casino & Resort, Inc.	1,760	20,328
#*Morton’s Restaurant Group, Inc.	221,745	1,241,772

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Motorcar Parts of America, Inc.	61,843	$625,233
*Movado Group, Inc.	434,641	4,885,365
*MTR Gaming Group, Inc.	403,023	777,834
*Multimedia Games, Inc.	352,629	1,382,306
National CineMedia, Inc.	52,426	970,930
*Nautilus, Inc.	195,459	289,279
#*Navarre Corp.	60,371	144,287
*Nevada Gold & Casinos, Inc.	152,348	158,442
*New Frontier Media, Inc.	308,544	536,867
*New York & Co., Inc.	281,890	879,497
#*Nexstar Broadcasting Group, Inc.	100,175	566,990
*Nobel Learning Communities, Inc.	8,956	60,095
*Nobility Homes, Inc.	10,646	100,924
#*O’Charley’s, Inc.	558,355	4,187,662
*Office Depot, Inc.	324,014	1,454,823
*Orange 21, Inc.	1,559	2,479
#*Orient-Express Hotels, Ltd.	1,848,395	23,400,681
#*Orleans Homebuilders, Inc.	131,309	9,192
*Outdoor Channel Holdings, Inc.	151,497	799,904
*P & F Industries, Inc. Class A	10,606	22,591
#*Pacific Sunwear of California, Inc.	1,397,400	8,328,504
*Palm Harbor Homes, Inc.	252,457	325,670
#*Penske Automotive Group, Inc.	1,540,535	20,720,196
Pep Boys - Manny, Moe & Jack (The)	1,126,205	13,165,336
*Perry Ellis International, Inc.	421,739	9,480,693
#*Phoenix Footwear Group, Inc.	77,275	28,128
*Pinnacle Entertainment, Inc.	279,004	3,571,251
*Playboy Enterprises, Inc. Class A	14,170	72,338
#*Point.360	123,641	152,078
#*PokerTek, Inc.	8,436	9,533
*Premier Exhibitions, Inc.	248,395	479,402
Primedia, Inc.	450,358	1,652,814
*Q.E.P. Co., Inc.	42,317	516,267
#*Quantum Fuel Systems Technologies Worldwide, Inc.	249,802	114,659
*Quiksilver, Inc.	1,295,321	5,401,489
#*Radio One, Inc.	625,385	725,447
*Reading International, Inc. Class A	168,095	803,494
*Red Lion Hotels Corp.	529,202	4,164,820
#*Red Robin Gourmet Burgers, Inc.	336,841	6,837,872
#Regis Corp.	1,509,892	30,877,291
#Rent-A-Center, Inc.	1,421,975	35,748,452
*Retail Ventures, Inc.	702,677	9,549,380
#*Rick’s Cabaret International, Inc.	169,165	1,283,962
*Riviera Holdings Corp.	16,400	738
*Rockford Corp.	185,385	241,000
*Rocky Brands, Inc.	98,431	902,612
#*Ruby Tuesday, Inc.	1,122,103	13,577,446
*Saga Communications, Inc.	116,719	2,379,900
#*Saks, Inc.	3,665,122	40,829,459
*Salem Communications Corp.	64,978	208,579
#Scholastic Corp.	1,528,917	45,026,606
#*Sealy Corp.	86,805	228,297
Service Corp. International	1,377,817	11,408,325
*Shiloh Industries, Inc.	195,338	1,969,007
*Shoe Carnival, Inc.	372,802	8,537,166
*Sinclair Broadcast Group, Inc. Class A	248,679	1,986,945
#*Skechers U.S.A., Inc. Class A	316,742	6,157,464
Skyline Corp.	3,289	58,643
Sonesta International Hotels Corp. Class A	3,233	54,702
*Spanish Broadcasting System, Inc.	89,322	66,098
#Spartan Motors, Inc.	498,149	2,530,597

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Spectrum Group International, Inc.	312,991	$528,955
#Speedway Motorsports, Inc.	816,529	12,492,894
*Sport Chalet, Inc. Class A	82,937	173,338
*Sport Chalet, Inc. Class B	15,425	36,403
*Sport-Haley, Inc.	30,994	24,019
Stage Stores, Inc.	993,408	13,242,129
Standard Motor Products, Inc.	390,204	4,147,869
#*Standard Pacific Corp.	1,077,217	3,910,298
#*Stanley Furniture, Inc.	55,073	212,582
*Star Buffet, Inc.	7,100	8,910
*Stein Mart, Inc.	154,897	1,454,483
*Steinway Musical Instruments, Inc.	214,828	3,654,224
#Stewart Enterprises, Inc.	2,681,851	14,911,092
*Stoneridge, Inc.	366,666	4,033,326
*Strattec Security Corp.	46,371	1,419,416
Superior Industries International, Inc.	652,016	11,703,687
*Syms Corp.	414,326	3,020,437
*Talbots, Inc.	403	3,941
*Tandy Brands Accessories, Inc.	200,326	657,069
Tandy Leather Factory, Inc.	135,035	607,658
#*Tenneco, Inc.	570	18,593
#*Trans World Entertainment Corp.	634,084	1,154,033
#*TRW Automotive Holdings Corp.	620,008	28,328,166
#*Tuesday Morning Corp.	1,307,967	6,265,162
*Unifi, Inc.	1,264,599	5,981,553
*Valassis Communications, Inc.	265,100	8,748,300
*Valuevision Media, Inc. Class A	4,317	10,231
*VCG Holding Corp.	99,722	182,491
#*Walking Co. Holdings, Inc. (The)	24,077	31,902
*Wells-Gardner Electronics Corp.	53,025	101,278
#*West Marine, Inc.	556,871	5,462,905
#*Zale Corp.	1,488,264	3,809,956

Total Consumer Discretionary		1,184,406,662

Consumer Staples — (2.3%)
#*Alliance One International, Inc.	825,747	3,649,802
Bridgford Foods Corp.	39,877	490,088
*Cagle’s, Inc. Class A	118,992	690,154
CCA Industries, Inc.	31,697	141,052
*Central Garden & Pet Co.	289,888	3,000,341
*Central Garden & Pet Co. Class A	599,377	6,263,490
#*Chiquita Brands International, Inc.	1,174,840	15,590,127
#*Craft Brewers Alliance, Inc.	239,771	1,563,307
*Crystal Rock Holdings, Inc.	15,611	10,936
#*Cuisine Solutions, Inc.	182,878	182,878
#*Dole Food Co., Inc.	33,993	313,415
#*Elizabeth Arden, Inc.	25,432	520,084
*Fresh Del Monte Produce, Inc.	983,630	21,767,732
Griffin Land & Nurseries, Inc. Class A	18,741	461,029
#*Hain Celestial Group, Inc.	1,311,686	32,437,995
*Harbinger Group, Inc.	420,420	2,169,367
#Imperial Sugar Co.	280,539	3,562,845
Ingles Markets, Inc.	132,135	2,425,999
#*John B. Sanfilippo & Son, Inc.	197,394	2,649,027
*Katy Industries, Inc.	130,300	121,830
*Mannatech, Inc.	88,746	165,955
#MGP Ingredients, Inc.	302,466	2,728,243
Nash-Finch Co.	249,660	10,460,754
*Natural Alternatives International, Inc.	75,211	515,947
*Nutraceutical International Corp.	49,495	804,294
Oil-Dri Corp. of America	89,472	1,967,489

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Omega Protein Corp.	394,421	$2,228,479
*Pantry, Inc.	269,041	5,232,847
*Parlux Fragrances, Inc.	433,115	1,126,099
*PC Group, Inc.	15,514	1,862
*Physicians Formula Holdings, Inc.	24,759	88,637
*Prestige Brands Holdings, Inc.	1,279,257	13,752,013
Reliv’ International, Inc.	17,811	34,910
*Revlon, Inc.	33,702	384,877
*Scheid Vineyards, Inc.	6,720	64,680
*Seneca Foods Corp.	47,865	1,105,682
*Seneca Foods Corp. Class B	23,036	531,210
*Smart Balance, Inc.	1,044,665	3,719,007
Spartan Stores, Inc.	185,178	2,768,411
*Spectrum Brands Holdings, Inc.	5,459	154,763
Stephan Co. (The)	56,795	155,334
*Susser Holdings Corp.	25,416	347,437
Tasty Baking Co.	99,014	625,768
#Universal Corp.	633,253	26,242,004
#Weis Markets, Inc.	5,976	232,825
*Winn-Dixie Stores, Inc.	1,408,698	9,438,277

Total Consumer Staples		182,889,302

Energy — (7.9%)
Adams Resources & Energy, Inc.	100,813	1,975,935
*Allis-Chalmers Energy, Inc.	540,611	2,778,741
#Alon USA Energy, Inc.	284,321	1,612,100
#*American Oil & Gas, Inc.	531,599	4,593,015
*Approach Resources, Inc.	235,131	3,632,774
*Barnwell Industries, Inc.	59,878	177,239
*Basic Energy Services, Inc.	924,168	10,221,298
#Berry Petroleum Corp. Class A	199,998	6,841,932
#*Bill Barrett Corp.	771,988	29,142,547
*Bolt Technology Corp.	1,111	12,343
*Bristow Group, Inc.	988,619	38,338,645
#*Bronco Drilling Co., Inc.	701,296	2,959,469
*Cal Dive International, Inc.	79,589	402,720
#*Callon Petroleum Co.	635,011	3,130,604
*Clayton Williams Energy, Inc.	300	17,916
*Complete Production Services, Inc.	1,866,574	43,733,829
#*Crimson Exploration, Inc.	6,871	20,407
#*Crosstex Energy, Inc.	799,553	6,484,375
*CVR Energy, Inc.	942,958	8,976,960
*Dawson Geophysical Co.	140,583	3,492,082
#Delek US Holdings, Inc.	606,936	4,460,980
#*Delta Petroleum Corp.	61,434	44,970
#DHT Holdings, Inc.	163,742	704,091
*Double Eagle Petroleum Co.	95,988	408,909
#*Endeavour International Corp.	1,004,465	1,386,162
*Energy Partners, Ltd.	150,833	1,684,805
*ENGlobal Corp.	10,224	29,547
*Evolution Petroleum Corp.	53,181	315,895
#*Exterran Holdings, Inc.	1,695,768	42,682,481
#Frontier Oil Corp.	1,928,630	25,554,347
#General Maritime Corp.	943,809	3,624,227
#*Geokinetics, Inc.	83,421	568,931
*GeoMet, Inc.	96,021	70,671
*Global Industries, Ltd.	1,521,109	8,807,221
*Gran Tierra Energy, Inc.	13,801	102,955
#*Green Plains Renewable Energy, Inc.	69,408	771,817
Gulf Island Fabrication, Inc.	213,000	4,864,920
*Gulfmark Offshore, Inc.	509,177	15,076,731

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Harvest Natural Resources, Inc.	828,276	$10,336,884
#*Helix Energy Solutions Group, Inc.	2,356,839	29,908,287
#*Hercules Offshore, Inc.	2,245,908	5,300,343
*HKN, Inc.	45,605	167,826
#*Hornbeck Offshore Services, Inc.	521,198	11,591,444
#*International Coal Group, Inc.	3,046,397	17,120,751
#*Key Energy Services, Inc.	1,215,005	11,967,799
*Mitcham Industries, Inc.	152,277	1,324,810
*Natural Gas Services Group, Inc.	169,549	2,670,397
*New Concept Energy, Inc.	974	3,234
#*Newpark Resources, Inc.	1,465,320	8,616,082
#Overseas Shipholding Group, Inc.	848,663	28,370,804
*OYO Geospace Corp.	20,359	1,233,959
#*Pacific Ethanol, Inc.	146,673	123,660
*Parker Drilling Co.	2,042,226	8,638,616
#*Patriot Coal Corp.	1,339,245	18,066,415
Penn Virginia Corp.	1,016,748	15,068,205
*Petroleum Development Corp.	481,187	15,017,846
*PHI, Inc. Non-Voting	297,626	5,199,526
#*Pioneer Drilling Co.	1,959,041	12,067,693
#*Rentech, Inc.	1,102,835	1,312,374
*REX American Resources Corp.	234,850	3,896,162
*Rosetta Resources, Inc.	176,903	4,229,751
*SEACOR Holdings, Inc.	362,962	34,390,650
#*Seahawk Drilling, Inc.	8,047	81,114
#*Stone Energy Corp.	32,778	512,320
#*SulphCo, Inc.	648,012	162,003
*Superior Energy Services, Inc.	736,526	20,342,848
#*Swift Energy Corp.	742,120	23,636,522
*T-3 Energy Services, Inc.	145,361	4,865,233
#*Tetra Technologies, Inc.	731,509	7,139,528
*TGC Industries, Inc.	157,586	583,068
*Toreador Resources Corp.	22,474	309,242
#*Trico Marine Services, Inc.	408,402	61,260
#*Tri-Valley Corp.	220,855	161,003
*Union Drilling, Inc.	272,092	1,243,460
#*USEC, Inc.	3,289,495	17,664,588
#*Venoco, Inc.	119,772	1,854,071
*Verenium Corp.	3,884	14,876
#*Voyager Oil & Gas, Inc.	72,013	252,046
*Western Refining, Inc.	1,708,115	11,358,965
*Westmoreland Coal Co.	99,033	1,051,730

Total Energy		617,621,986

Financials — (18.7%)
*1st Constitution Bancorp	11,696	91,229
1st Source Corp.	588,543	10,399,555
21st Century Holding Co.	163,908	583,512
Abington Bancorp, Inc.	365,874	3,929,487
Access National Corp.	36,538	229,276
*Advanta Corp. Class A	115,563	832
*Advanta Corp. Class B	550,707	3,855
#*Affirmative Insurance Holdings, Inc.	99,958	369,845
Alliance Financial Corp.	600	18,282
*Altisource Portfolio Solutions SA	251,079	6,568,227
*Amcore Financial, Inc.	177,976	534
Ameriana Bancorp	34,757	154,669
#*American Capital, Ltd.	5,159,435	36,012,856
#American Equity Investment Life Holding Co.	1,527,943	16,578,182
*American Independence Corp.	37,074	179,438
American Physicians Services Group, Inc.	28,613	927,061

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*American River Bankshares	72,826	$421,663
*American Safety Insurance Holdings, Ltd.	145,749	2,706,559
#*AmericanWest Bancorporation	51,057	1,690
#*Ameris Bancorp	213,612	1,980,183
*AmeriServe Financial, Inc.	286,676	458,682
#*Anchor Bancorp Wisconsin, Inc.	402,782	269,864
#*Ante5, Inc.	72,013	57,610
#Argo Group International Holdings, Ltd.	904,866	31,389,802
ASB Financial Corp.	4,400	50,600
#*Asset Acceptance Capital Corp.	75,266	435,037
Asta Funding, Inc.	210,816	1,735,016
#Astoria Financial Corp.	406,736	5,051,661
*Atlantic American Corp.	238,075	411,870
*Atlantic Coast Federal Corp.	70,884	119,794
#*Atlantic Southern Financial Group, Inc.	2,567	2,516
*Avatar Holdings, Inc.	214,346	3,909,671
#*B of I Holding, Inc.	68,564	881,733
Baldwin & Lyons, Inc.	2,362	53,972
Baldwin & Lyons, Inc. Class B	367,398	9,184,950
Bancinsurance Corp.	75,970	630,589
Bancorp Rhode Island, Inc.	39,198	1,140,270
*Bancorp, Inc.	268,743	2,012,885
#*BancTrust Financial Group, Inc.	98,095	286,437
Bank Mutual Corp.	12,740	61,407
Bank of Commerce Holdings	8,510	32,763
*Bank of Florida Corp.	99,764	3,492
#*Bank of Granite Corp.	238,431	195,513
#*BankAtlantic Bancorp, Inc.	1,377,710	1,246,828
BankFinancial Corp.	504,062	4,612,167
Banner Corp.	499,612	829,356
Bar Harbor Bankshares	310	8,429
BCB Bancorp, Inc.	20,908	182,527
*BCSB Bancorp, Inc.	246	2,475
#*Beach First National Bancshares, Inc.	59,312	593
Beacon Federal Bancorp, Inc.	17,014	192,598
*Berkshire Bancorp, Inc.	4,650	21,808
Berkshire Hills Bancorp, Inc.	345,743	6,686,670
*BFC Financial Corp.	45,541	14,118
*BNCCORP, Inc.	30,988	58,877
#Boston Private Financial Holdings, Inc.	1,630,775	9,311,725
*Bridge Capital Holdings	38,086	342,393
Brookline Bancorp, Inc.	1,435,401	13,980,806
*Brunswick Bancorp	1,200	7,530
Bryn Mawr Bank Corp.	29,665	495,702
C&F Financial Corp.	13,608	255,150
*Cadence Financial Corp.	86,653	215,766
California First National Bancorp	139,464	1,838,136
*Camco Financial Corp.	82,085	167,453
*Cape Bancorp, Inc.	531	4,614
#Capital Bank Corp.	45,703	74,496
#Capital City Bank Group, Inc.	23,547	281,387
Capital Southwest Corp.	37,972	3,669,234
CapitalSource, Inc.	3,148,553	19,237,659
#*Capitol Bancorp, Ltd.	466,564	531,883
Cardinal Financial Corp.	228,777	2,285,482
Carrollton Bancorp	9,878	54,329
#Carver Bancorp, Inc.	20,284	46,653
#*Cascade Financial Corp.	40,914	18,820
#Cathay General Bancorp	1,446,010	19,665,736
*Center Financial Corp.	393,620	2,054,696
CenterState Banks of Florida, Inc.	269	1,991

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Central Bancorp, Inc.	4,763	$65,372
*Central Jersey Bancorp	10,499	78,428
#*Central Pacific Financial Corp.	281,039	427,179
Central Virginia Bankshares, Inc.	10,235	9,723
*Centrue Financial Corp.	60,445	83,414
Century Bancorp, Inc. Class A	14,385	341,716
CFS Bancorp, Inc.	198,948	1,034,530
Chemical Financial Corp.	705,724	14,312,083
#*Chicopee Bancorp, Inc.	30,388	360,098
*Citizens Community Bancorp, Inc.	35,627	152,305
*Citizens First Bancorp, Inc.	118,796	8,316
*Citizens First Corp.	2,750	20,075
#*Citizens Republic Bancorp, Inc.	220,367	152,053
Citizens South Banking Corp.	132,504	616,142
*CNA Surety Corp.	1,073,826	20,671,150
#*CNO Financial Group, Inc.	6,668,947	36,279,072
#CoBiz Financial, Inc.	127,913	619,099
#Codorus Valley Bancorp, Inc.	7,109	66,611
*Colonial Financial Services, Inc.	234	2,340
#*Colony Bankcorp, Inc.	6,201	24,060
Columbia Banking System, Inc.	394,323	7,180,622
#*Commonwealth Bankshares, Inc.	65,793	141,455
#Community Bank System, Inc.	357,460	8,353,840
*Community Bankers Trust Corp.	300	318
*Community Capital Corp.	10,021	33,170
*Community Central Bank Corp.	1	1
*Community West Bancshares	19,240	65,416
#*CompuCredit Holdings Corp.	651,497	3,667,928
#*Consumer Portfolio Services, Inc.	335,216	298,342
#*Cowlitz Bancorporation	1,090	327
*Crescent Financial Corp.	39,930	86,648
Danvers Bancorp, Inc.	96	1,443
#*Dearborn Bancorp, Inc.	61,066	110,529
#Delphi Financial Group, Inc. Class A	1,223,115	33,109,723
Donegal Group, Inc. Class A	487,805	6,756,099
#Donegal Group, Inc. Class B	54,232	976,176
*Doral Financial Corp.	63,213	94,819
East West Bancorp, Inc.	57,068	1,006,109
Eastern Insurance Holdings, Inc.	101,158	1,125,889
Eastern Virginia Bankshares, Inc.	17,686	64,200
ECB Bancorp, Inc.	7,784	106,252
#EMC Insurance Group, Inc.	292,000	6,172,880
*Encore Bancshares, Inc.	72,385	558,088
#*Encore Capital Group, Inc.	238,715	4,850,689
Enterprise Bancorp, Inc.	4,169	47,902
Enterprise Financial Services Corp.	92,355	911,544
#Epoch Holding Corp.	55,027	733,510
ESB Financial Corp.	29,283	421,382
#ESSA Bancorp, Inc.	148,045	1,872,769
Evans Bancorp, Inc.	2,800	39,200
#F.N.B. Corp.	1,691,965	14,381,702
#Farmers Capital Bank Corp.	41,095	184,927
#FBL Financial Group, Inc. Class A	735,813	19,248,868
Federal Agricultural Mortgage Corp.	219,791	2,586,940
Federal Agricultural Mortgage Corp. Class A	3,492	37,452
Fidelity Bancorp, Inc.	15,783	91,147
#*Fidelity Southern Corp.	23,012	158,096
Financial Institutions, Inc.	196,562	3,547,944
*First Acceptance Corp.	865,637	1,610,085
First Advantage Bancorp	17,756	195,316
#*First Bancorp (318672102)	318,866	97,254

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#First Bancorp (318910106)	30,559	$409,185
First Bancorp of Indiana, Inc.	5,430	55,657
*First Bancshares, Inc.	24,243	168,368
*First Bank of Delaware	70,003	119,005
First Busey Corp.	211,108	979,541
First Business Financial Services, Inc.	19,107	195,847
*First California Financial Group, Inc.	4,948	12,172
First Citizens BancShares, Inc.	11,034	2,060,931
#First Commonwealth Financial Corp.	411,914	2,397,339
First Community Bancshares, Inc.	20,505	275,997
First Defiance Financial Corp.	165,964	1,848,839
#*First Federal Bancshares of Arkansas, Inc.	132,281	248,688
*First Federal of Northern Michigan Bancorp, Inc.	31,310	81,093
#First Financial Corp.	189,268	5,532,304
First Financial Holdings, Inc.	108,568	1,134,536
#First Financial Northwest, Inc.	190,289	726,904
*First Financial Service Corp.	9,435	45,854
*First Franklin Corp.	11,398	161,738
*First Investors Financial Services Group, Inc.	118,400	654,160
#First M&F Corp.	56,516	226,064
#*First Marblehead Corp. (The)	242,969	541,821
*First Mariner Bancorp, Inc.	16,843	12,110
First Merchants Corp.	621,331	5,169,474
First Mercury Financial Corp.	246,327	4,015,130
First Midwest Bancorp, Inc.	508,551	5,446,581
#First Pactrust Bancorp, Inc.	85,361	981,651
*First Place Financial Corp.	428,655	1,418,848
*First Regional Bancorp	304,399	3,044
First Security Group, Inc.	174,531	287,976
*First State Bancorporation	107,780	12,395
#First United Corp.	59,788	250,512
First West Virginia Bancorp, Inc.	7,426	113,618
Firstbank Corp.	86,018	417,187
*FirstCity Financial Corp.	219,914	1,858,273
*Flagstar Bancorp, Inc.	81,230	105,599
Flagstone Reinsurance Holdings SA	636,780	6,940,902
Flushing Financial Corp.	396,253	5,210,727
#*FNB United Corp.	53,340	26,670
#*Forest City Enterprises, Inc. Class A	255,149	3,722,624
#*FPIC Insurance Group, Inc.	404,944	14,343,116
#*Frontier Financial Corp.	22,936	2,798
Fulton Financial Corp.	641,038	5,987,295
#German American Bancorp, Inc.	8,495	143,565
*Global Indemnity P.L.C.	201,649	3,403,835
#*Greene Bancshares, Inc.	173,437	669,467
GS Financial Corp.	1,913	19,398
*Guaranty Bancorp	606,993	995,469
*Guaranty Federal Bancshares, Inc.	29,685	145,160
#*Habersham Bancorp	4,580	2,359
*Hallmark Financial Services, Inc.	397,409	3,552,836
Hampden Bancorp, Inc.	3,892	39,659
#*Hampton Roads Bankshares, Inc.	206,236	173,238
#*Hanmi Financial Corp.	617,043	721,940
Harleysville Group, Inc.	515,678	17,703,226
Harleysville Savings Financial Corp.	14,792	220,105
*Harrington West Financial Group, Inc.	18,011	198
*Harris & Harris Group, Inc.	201,587	840,618
Hawthorn Bancshares, Inc.	19,646	195,085
#Heartland Financial USA, Inc.	1,603	24,766
#*Heritage Commerce Corp.	247,957	932,318
*Heritage Financial Corp.	60,287	814,477

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
HF Financial Corp.	125,360	$1,296,222
*Hilltop Holdings, Inc.	552,742	5,521,893
Hingham Institution for Savings	1,857	74,280
*HMN Financial, Inc.	102,176	308,572
*Home Bancorp, Inc.	1,430	19,205
Home Federal Bancorp, Inc.	182,299	2,194,880
HopFed Bancorp, Inc.	60,491	545,629
Horace Mann Educators Corp.	798,755	14,928,731
Horizon Bancorp	5,391	136,123
#*Horizon Financial Corp.	55,424	333
Independence Holding Co.	157,819	1,335,149
#Independent Bank Corp. (453836108)	6,996	164,336
Independent Bank Corp. (453838609)	20,162	35,082
Indiana Community Bancorp	40,214	558,371
Infinity Property & Casualty Corp.	561,746	29,070,356
#*Integra Bank Corp.	192,005	136,036
#*International Assets Holding Corp.	18,314	403,824
#International Bancshares Corp.	191,587	3,281,885
#*Intervest Bancshares Corp.	142,536	327,833
*Investment Technology Group, Inc.	84,057	1,196,972
Investors Title Co.	41,824	1,354,679
*Jacksonville Bancorp, Inc.	11,810	91,468
Jefferson Bancshares, Inc.	27,344	95,977
JMP Group, Inc.	970	6,450
*Knight Capital Group, Inc.	173,947	2,266,529
*LaBranche & Co., Inc.	76,552	248,794
#Lakeland Bancorp, Inc.	247,724	2,296,401
Landmark Bancorp, Inc.	18,663	288,343
Legacy Bancorp, Inc.	133,538	1,022,901
LNB Bancorp, Inc.	220,396	1,062,309
*Louisiana Bancorp, Inc.	509	7,365
#LSB Corp.	70,861	1,488,081
#LSB Financial Corp.	13,601	139,410
#*Macatawa Bank Corp.	362,870	682,196
*Magyar Bancorp, Inc.	31,774	111,844
Maiden Holdings, Ltd.	48,818	373,458
MainSource Financial Group, Inc.	461,542	3,816,952
*Market Leader, Inc.	12,446	24,270
*Marlin Business Services Corp.	341,518	4,156,274
*Maui Land & Pineapple Co., Inc.	14,898	65,551
Mayflower Bancorp, Inc.	9,511	92,257
MB Financial, Inc.	1,055,448	15,715,621
#*MBIA, Inc.	3,747,338	42,007,659
#*MBT Financial Corp.	335,703	647,907
#MCG Capital Corp.	2,707,885	17,140,912
Meadowbrook Insurance Group, Inc.	1,522,479	13,138,994
Medallion Financial Corp.	511,665	4,108,670
#*Mercantile Bancorp, Inc.	8,444	15,115
Mercantile Bank Corp.	90,193	376,105
Mercer Insurance Group, Inc.	186,007	3,413,228
Meta Financial Group, Inc.	47,217	603,433
*Metro Bancorp, Inc.	18,852	190,594
*MetroCorp Bancshares, Inc.	82,640	267,754
*MF Global Holdings, Ltd.	3,608,169	28,251,963
#*MGIC Investment Corp.	3,256,781	28,724,808
MicroFinancial, Inc.	215,896	872,220
MidSouth Bancorp, Inc.	2,264	31,107
#*Midwest Banc Holdings, Inc.	43,226	86
MidWestOne Financial Group, Inc.	14,864	218,649
#Monroe Bancorp	259	2,953
#Montpelier Re Holdings, Ltd.	1,843,926	33,780,724

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
MutualFirst Financial, Inc.	137,184	$1,109,819
#*Nara Bancorp, Inc.	265,131	2,078,627
#*National Financial Partners Corp.	385,498	5,319,872
#National Penn Bancshares, Inc.	2,958,755	19,202,320
National Security Group, Inc.	8,926	104,791
#National Western Life Insurance Co. Class A	61,384	9,822,054
#*Navigators Group, Inc. (The)	452,047	20,780,601
Nelnet, Inc. Class A	518,912	11,659,953
#*New Century Bancorp, Inc.	38,142	151,424
New England Bancshares, Inc.	258	1,868
New Hampshire Thrift Bancshares, Inc.	85,624	1,004,370
New Westfield Financial, Inc.	279,246	2,359,629
#NewAlliance Bancshares, Inc.	3,319,504	42,788,407
*NewBridge Bancorp	184,022	726,887
#*NewStar Financial, Inc.	186,148	1,416,586
North Central Bancshares, Inc.	39,100	530,782
*North Valley Bancorp	20,170	33,684
Northeast Bancorp	33,733	440,722
Northeast Community Bancorp, Inc.	5,308	31,742
Northrim Bancorp, Inc.	136,828	2,332,917
Northway Financial, Inc.	7,009	43,806
Northwest Bancshares, Inc.	101,780	1,154,185
NYMAGIC, Inc.	216,793	5,565,076
Ocean Shore Holding Co.	8,769	96,459
*Ocwen Financial Corp.	174,294	1,504,157
#*Old Republic International Corp.	194,607	2,568,812
#Old Second Bancorp, Inc.	340,388	670,564
OneBeacon Insurance Group, Ltd.	136,530	1,922,342
*Oppenheimer Holdings, Inc. Class A	9,391	239,001
Oriental Financial Group, Inc.	25,133	332,510
Oritani Financial Corp.	92,988	986,603
Osage Bancshares, Inc.	500	3,888
#*PAB Bankshares, Inc.	32,111	20,872
#*Pacific Capital Bancorp	497,128	318,162
#*Pacific Mercantile Bancorp	150,226	474,714
*Pacific Premier Bancorp, Inc.	104,373	546,915
*Pacific State Bancorp	13,433	1,209
*Park Bancorp, Inc.	4,725	23,956
Parkvale Financial Corp.	101,609	812,872
#*Patriot National Bancorp	78,404	282,254
*Penson Worldwide, Inc.	318,625	1,640,919
Peoples Bancorp	14,576	203,335
Peoples Bancorp of North Carolina	23,614	120,431
Peoples Bancorp, Inc.	281,796	3,714,071
#*PHH Corp.	1,726,823	33,275,879
#*Phoenix Cos., Inc. (The)	1,631,054	3,425,213
*PICO Holdings, Inc.	142,082	4,367,601
Pinnacle Bancshares, Inc.	17,681	166,201
#*Pinnacle Financial Partners, Inc.	209,870	2,394,617
*Piper Jaffray Cos., Inc.	338,484	10,482,849
Platinum Underwriters Holdings, Ltd.	10,658	458,827
#*PMI Group, Inc. (The)	4,271,952	14,311,039
Porter Bancorp, Inc.	7,720	85,692
#*Preferred Bank	167,157	287,510
Premier Financial Bancorp, Inc.	69,821	467,102
Presidential Life Corp.	866,437	8,291,802
#Princeton National Bancorp, Inc.	9,706	47,074
#PrivateBancorp, Inc.	203,692	2,401,529
*ProAssurance Corp.	112,298	6,456,012
Prosperity Bancshares, Inc.	276,481	8,595,794
Protective Life Corp.	607,549	14,562,950

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Providence Community Bancshares, Inc.	2,937	$3,686
Provident Financial Holdings, Inc.	153,974	1,045,483
Provident Financial Services, Inc.	2,445,306	30,908,668
Provident New York Bancorp	1,169,570	10,374,086
#Pulaski Financial Corp.	111,348	790,571
Radian Group, Inc.	3,206,988	24,341,039
*Rainier Pacific Financial Group, Inc.	85,914	936
#Renasant Corp.	454,081	7,424,224
*Republic First Bancorp, Inc.	62,088	134,731
Resource America, Inc.	256,108	1,580,186
Rewards Network, Inc.	195,095	2,672,802
*Riverview Bancorp, Inc.	224,587	489,600
Rome Bancorp, Inc.	135,130	1,472,917
#*Royal Bancshares of Pennsylvania, Inc. Class A	10,688	17,849
Rurban Financial Corp.	27,237	78,987
*Safeguard Scientifics, Inc.	254,550	3,746,976
Safety Insurance Group, Inc.	385,778	17,923,246
Salisbury Bancorp, Inc.	200	4,570
Sanders Morris Harris Group, Inc.	318,363	1,846,505
Sandy Spring Bancorp, Inc.	305,617	5,317,736
Savannah Bancorp, Inc. (The)	8,325	66,933
SeaBright Holdings, Inc.	637,334	5,334,486
*Seacoast Banking Corp. of Florida	430,220	537,775
*Security National Financial Corp. Class A	9,501	19,192
Selective Insurance Group, Inc.	1,870,559	31,649,858
Shore Bancshares, Inc.	5,759	56,784
SI Financial Group, Inc.	3,484	22,193
*Siebert Financial Corp.	51,159	123,293
#Sierra Bancorp	2,173	22,621
Simmons First National Corp.	61,088	1,660,983
Somerset Hills Bancorp	1,227	10,430
South Street Financial Corp.	11,002	36,307
*Southcoast Financial Corp.	84,932	293,015
*Southern Community Financial Corp.	226,834	369,739
#*Southern Connecticut Bancorp, Inc.	40,090	238,536
*Southern First Bancshares, Inc.	45,248	299,768
#Southwest Bancorp, Inc.	317,400	3,142,260
State Auto Financial Corp.	797,653	12,491,246
State Bancorp, Inc.	288	2,644
StellarOne Corp.	192,222	2,456,597
#Sterling Bancshares, Inc.	670,059	3,611,618
#*Sterling Financial Corp.	874,300	472,122
#Stewart Information Services Corp.	432,244	4,676,880
*Stratus Properties, Inc.	119,446	1,058,292
#Student Loan Corp.	137,999	4,115,130
#*Sun Bancorp, Inc.	572,358	2,260,814
#*Superior Bancorp	161,864	135,642
#Susquehanna Bancshares, Inc.	3,320,923	26,235,292
*Sussex Bancorp	20,072	103,170
SWS Group, Inc.	1,900	13,053
Synovus Financial Corp.	51,908	112,121
#*Taylor Capital Group, Inc.	176,389	2,127,251
Teche Holding Co.	9,414	305,955
*Tennessee Commerce Bancorp, Inc.	9,633	40,170
Territorial Bancorp, Inc.	2,101	35,654
TF Financial Corp.	68,921	1,533,492
*Thomas Properties Group, Inc.	59,406	222,178
#*TIB Financial Corp.	47,121	18,853
*Tidelands Bancshares, Inc.	17,399	19,139
#*TierOne Corp.	71,235	427
Timberland Bancorp, Inc.	176,886	673,936

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Tower Financial Corp.	29,005	$207,096
#Tower Group, Inc.	47,142	1,144,608
#TowneBank	27,488	398,576
*Tree.com, Inc.	125,537	928,974
*Trenwick Group, Ltd.	199,776	140
*UCBH Holdings, Inc.	1,406,166	15,749
Umpqua Holdings Corp.	2,582,409	28,406,499
Unico American Corp.	145,800	1,383,642
Union First Market Bankshares Corp.	115,936	1,490,937
United Bancshares, Inc.	7,892	72,527
*United Community Banks, Inc.	910,195	1,783,982
*United Community Financial Corp.	442,091	627,769
United Financial Bancorp, Inc.	217,896	2,950,312
United Fire & Casualty Co.	960,012	19,229,040
*United PanAm Financial Corp.	115,896	538,916
#*United Security Bancshares	7,267	35,608
*United Western Bancorp, Inc.	113,950	47,745
Unitrin, Inc.	1,271,106	30,887,876
*Unity Bancorp, Inc.	47,377	279,524
*Virginia Commerce Bancorp, Inc.	334,855	1,778,080
*Virtus Investment Partners, Inc.	15,775	579,731
VIST Financial Corp.	49,292	340,608
#*Waccamaw Bankshares, Inc.	9,795	11,362
Wainwright Bank & Trust Co.	30,009	572,272
Washington Banking Co.	7,488	94,274
Washington Federal, Inc.	720,233	10,825,102
*Waterstone Financial, Inc.	86,237	322,526
Wayne Savings Bancshares, Inc.	20,608	173,932
#Webster Financial Corp.	1,883,421	32,244,168
#WesBanco, Inc.	644,208	10,700,295
*West Bancorporation, Inc.	105,933	695,980
#*West Coast Bancorp	228,022	599,698
#*Western Alliance Bancorp	216,230	1,306,029
#Whitney Holding Corp.	1,536,366	12,721,110
Wilber Corp.	300	2,778
#Wilmington Trust Corp.	905,009	6,434,614
#Wilshire Bancorp, Inc.	4,913	32,966
#Wintrust Financial Corp.	835,679	25,020,229
WSB Holdings, Inc.	29,908	71,032
*Yadkin Valley Financial Corp.	98,098	228,568

Total Financials		1,466,905,318

Health Care — (5.2%)
*Acadia Pharmaceuticals, Inc.	331,204	258,339
*Achillion Pharmaceuticals, Inc.	76,273	218,141
*Adolor Corp.	57,808	71,682
*Albany Molecular Research, Inc.	1,032,348	6,607,027
*Allied Healthcare International, Inc.	933,810	2,642,682
*Allied Healthcare Products, Inc.	206,189	762,899
*American Dental Partners, Inc.	338,241	3,943,890
*American Shared Hospital Services	82,839	240,233
*Amicus Therapeutics, Inc.	787	3,250
*Amsurg Corp.	96,688	1,748,119
*AngioDynamics, Inc.	658,928	9,369,956
*Anika Therapeutics, Inc.	60,782	393,867
*Animal Health International, Inc.	8,247	22,927
*Ariad Pharmaceuticals, Inc.	562,750	2,070,920
*Arqule, Inc.	27,294	150,663
Arrhythmia Research Technology, Inc.	1,411	7,831
#*ArthroCare Corp.	3,000	81,840
*Assisted Living Concepts, Inc.	75,973	2,450,129

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Bioanalytical Systems, Inc.	32,200	$35,420
#*BioLase Technology, Inc.	70,581	131,281
#*Caliper Life Sciences, Inc.	475,228	2,138,526
*Cambrex Corp.	14,916	67,569
Cantel Medical Corp.	304	5,630
*Capital Senior Living Corp.	750,914	4,475,447
*Cardiac Science Corp.	679,538	1,549,347
*CardioNet, Inc.	32,084	163,628
*Celera Corp.	1,737,058	9,901,231
#*Celldex Therapeutics, Inc.	23,882	106,275
#*Cerus Corp.	145,294	478,017
*Columbia Laboratories, Inc.	528,779	713,852
*CONMED Corp.	832,298	18,318,879
#Cooper Cos., Inc.	785,704	38,766,635
*Cross Country Healthcare, Inc.	989,729	7,225,022
#*Curis, Inc.	150,569	210,797
*Cutera, Inc.	237,951	1,720,386
*Cynosure, Inc. Class A	136,545	1,390,028
*DexCom, Inc.	111,797	1,537,209
*Digirad Corp.	108,551	208,418
#*Discovery Laboratories, Inc.	14,505	3,030
*DUSA Pharmaceuticals, Inc.	185,750	481,092
#*Dyax Corp.	147,099	354,509
*Dynavax Technologies Corp.	281,633	512,572
#*Emisphere Technologies, Inc.	390,737	675,975
—*Endo Pharmaceuticals Solutions	667,320	734,052
*Endologix, Inc.	475,802	2,631,185
*Enzo Biochem, Inc.	24,777	106,789
*Exelixis, Inc.	361,202	1,610,961
*Five Star Quality Care, Inc.	530,362	2,879,866
*Gentiva Health Services, Inc.	477,364	11,113,034
*GenVec, Inc.	292,153	169,449
*Greatbatch, Inc.	162,638	3,537,376
#*Harbor BioSciences, Inc.	110,199	17,632
*Harvard Bioscience, Inc.	165,992	654,008
#*HealthSpring, Inc.	903,788	26,381,572
*Healthways, Inc.	5,088	53,322
*Hi-Tech Pharmacal Co., Inc.	2,189	47,348
*Hooper Holmes, Inc.	3,878	2,713
#*Incyte Corp.	515,456	8,587,497
#*Infinity Pharmaceuticals, Inc.	26,661	151,434
*Inovio Pharmaceuticals, Inc.	2,630	2,972
*IntegraMed America, Inc.	120,166	1,021,411
*Interleukin Genetics, Inc.	18,140	7,619
#Invacare Corp.	619,113	16,716,051
*Iridex Corp.	96,973	344,254
*ISTA Pharmaceuticals, Inc.	357,534	1,544,547
*Kendle International, Inc.	131,948	1,202,046
Kewaunee Scientific Corp.	58,749	657,401
#*Kindred Healthcare, Inc.	1,507,380	20,681,254
#*K-V Pharmaceutical Co.	367,011	855,136
*K-V Pharmaceutical Co. Class B	101	251
#*Lannet Co., Inc.	247,829	1,268,884
*LCA-Vision, Inc.	31,957	222,421
*LeMaitre Vascular, Inc.	76,296	495,924
*Lexicon Pharmaceuticals, Inc.	913,894	1,617,592
#*LifePoint Hospitals, Inc.	1,678,385	56,930,819
*Luna Innovations, Inc.	39,432	73,344
#*Martek Biosciences Corp.	532,188	11,681,527
*Matrixx Initiatives, Inc.	42,398	227,253
*Maxygen, Inc.	181,177	1,161,345

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*MedCath Corp.	707,090	$7,007,262
#*MediciNova, Inc.	25,307	131,849
—*MediciNova, Inc. Convertible Shares	3,715	2,846
#*MedQuist, Inc.	51,568	437,297
*Merge Healthcare, Inc.	130,451	435,706
*MiddleBrook Pharmaceuticals, Inc.	377,057	32,050
*Misonix, Inc.	124,173	285,598
*Molina Healthcare, Inc.	200,699	5,202,118
*Myrexis, Inc.	7,605	27,910
#*Neurocrine Biosciences, Inc.	219,667	1,788,089
*Neurometrix, Inc.	61,014	32,063
*Nighthawk Radiology Holdings, Inc.	130,429	836,050
*NMT Medical, Inc.	122,783	46,658
#*NovaMed, Inc.	9,187	107,947
#*NPS Pharmaceuticals, Inc.	495,014	3,083,937
*Orchid Cellmark, Inc.	117,570	183,409
*Osteotech, Inc.	627,787	4,074,338
*OTIX Global, Inc.	100,477	1,100,223
#*OXiGENE, Inc.	79,262	19,720
*Palomar Medical Technologies, Inc.	4,100	43,378
*PDI, Inc.	345,311	3,028,377
*PharMerica Corp.	41,146	413,106
*PhotoMedex, Inc.	31,867	167,302
*Prospect Medical Holdings, Inc.	5,100	43,044
Psychemedics Corp.	12,074	106,010
#*Radient Pharmaceuticals Corp.	57,337	29,397
*RadNet, Inc.	385,198	832,028
*Regeneration Technologies, Inc.	478,575	1,182,080
*RehabCare Group, Inc.	2,601	57,820
*Res-Care, Inc.	322,596	4,267,945
*Retractable Technologies, Inc.	39,828	66,911
#*Rural/Metro Corp.	127,600	1,099,912
*Santarus, Inc.	82,013	256,701
*Skilled Healthcare Group, Inc.	27,860	104,475
*Solta Medical, Inc.	400	848
*SRI/Surgical Express, Inc.	149,853	466,792
*StemCells, Inc.	400,539	356,480
*Stereotaxis, Inc.	255,751	1,010,216
*Strategic Diagnostics, Inc.	274,338	463,631
*Sucampo Pharmaceuticals, Inc.	1,601	5,411
*Sun Healthcare Group, Inc.	354,121	3,367,691
*SunLink Health Systems, Inc.	45,100	82,533
#*Sunrise Senior Living, Inc.	132,110	453,137
*Symmetry Medical, Inc.	149,317	1,321,455
*Theragenics Corp.	560,030	683,237
*TomoTherapy, Inc.	322,028	1,230,147
#*TranS1, Inc.	1,245	2,826
*Trimeris, Inc.	255,964	685,984
*Triple-S Management Corp.	454,264	7,663,434
*United American Healthcare Corp.	15,300	5,355
#Universal American Corp.	1,435,410	23,081,393
*Urologix, Inc.	17,376	14,075
#*Viropharma, Inc.	1,764,650	28,869,674
*Vital Images, Inc.	221,743	2,949,182

Total Health Care		406,852,516

Industrials — (15.9%)
*A.T. Cross Co.	338,655	2,370,585
#*AAR Corp.	608,824	13,418,481
*ACCO Brands Corp.	90,252	562,270
#Aceto Corp.	529,479	3,902,260

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Active Power, Inc.	271,977	$489,559
*AeroCentury Corp.	30,190	493,908
*Aerosonic Corp.	38,523	107,479
*Air Transport Services Group, Inc.	362,110	2,433,379
Aircastle, Ltd.	1,484,095	13,668,515
Alamo Group, Inc.	283,747	6,809,928
#*Alaska Air Group, Inc.	578,278	30,533,078
Albany International Corp.	19,359	394,924
#Alexander & Baldwin, Inc.	1,120,063	38,563,769
*Allied Defense Group, Inc.	118,807	320,779
*Allied Motion Technologies, Inc.	44,700	214,560
*Amerco, Inc.	347,371	28,595,581
*American Commercial Lines, Inc.	2,148	71,206
#*American Railcar Industries, Inc.	595,766	9,180,754
*American Reprographics Co.	63,578	452,675
Ameron International Corp.	41,096	2,825,761
Ampco-Pittsburgh Corp.	2,078	53,716
*AMREP Corp.	5,000	49,800
#Apogee Enterprises, Inc.	57,799	606,312
*Applied Energetics, Inc.	148,460	154,398
#Applied Industrial Technologies, Inc.	1,145,140	34,823,707
*Argan, Inc.	1,325	11,223
#Arkansas Best Corp.	531,125	13,453,396
#*Armstrong World Industries, Inc.	337,075	14,072,881
#*ArvinMeritor, Inc.	93,610	1,552,054
*Atlas Air Worldwide Holdings, Inc.	411,330	21,496,106
*Avalon Holding Corp. Class A	42,619	121,464
#*Avis Budget Group, Inc.	2,674,250	31,048,042
#Baldor Electric Co.	493,123	20,721,028
*Baldwin Technology Co. Class A	387,412	410,657
Barnes Group, Inc.	6,409	116,580
Barrett Business Services, Inc.	81,575	1,252,176
*BlueLinx Holdings, Inc.	357,034	1,124,657
*BNS Holding, Inc.	2,236	417,014
#Bowne & Co., Inc.	497,265	5,643,958
*Breeze-Eastern Corp.	67,570	467,922
#Briggs & Stratton Corp.	1,264,244	22,250,694
*BTU International, Inc.	18,589	133,469
#*Builders FirstSource, Inc.	477,223	963,990
#*C&D Technologies, Inc.	230,719	29,993
*CAI International, Inc.	95,852	1,581,558
*Capstone Turbine Corp.	468,828	351,621
*Casella Waste Systems, Inc.	153,320	755,868
#*CBIZ, Inc.	47,855	283,302
CDI Corp.	337,748	4,839,929
#*CECO Environmental Corp.	143,651	791,517
#*Cenveo, Inc.	205,593	1,130,761
#*Ceradyne, Inc.	301,279	7,173,453
*Champion Industries, Inc.	369,015	409,607
#*Chart Industries, Inc.	183,966	4,286,408
Chicago Rivet & Machine Co.	28,248	520,328
*Coleman Cable, Inc.	14,653	104,622
*Columbus McKinnon Corp.	21,952	385,477
*Comforce Corp.	21,165	34,922
*Commercial Vehicle Group, Inc.	275,030	3,693,653
CompX International, Inc.	67,437	783,618
*Consolidated Graphics, Inc.	184,708	8,598,157
Courier Corp.	17,559	259,873
*Covenant Transportation Group, Inc.	189,919	1,390,207
*CPI Aerostructures, Inc.	19,006	211,157
*CRA International, Inc.	16,430	306,419

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Curtiss-Wright Corp.	13,369	$412,835
*Document Security Systems, Inc.	62,113	225,470
Ducommun, Inc.	286,889	6,159,507
*DXP Enterprises, Inc.	14,357	273,357
*Dycom Industries, Inc.	589,296	6,305,467
#*Eagle Bulk Shipping, Inc.	1,788,281	9,173,882
Eastern Co.	69,372	1,229,966
Ecology & Environment, Inc. Class A	32,278	435,107
#*EMCOR Group, Inc.	62,936	1,626,896
#Encore Wire Corp.	215,153	4,466,576
#*Energy Focus, Inc.	92,717	106,625
EnergySolutions, Inc.	25,985	121,870
#*EnerSys	734,643	19,365,189
Ennis, Inc.	668,580	12,061,183
Espey Manufacturing & Electronics Corp.	1,217	29,512
*Esterline Technologies Corp.	1,023,870	61,882,703
#*Evergreen Solar, Inc.	191,029	177,657
#*Excel Maritime Carriers, Ltd.	374,932	2,182,104
*ExpressJet Holdings, Inc.	254,783	1,714,690
#Federal Signal Corp.	726,626	4,105,437
*First Aviation Services, Inc.	8,900	5,785
*Flow International Corp.	39,848	105,199
*Franklin Covey Co.	227,839	1,909,291
#Freightcar America, Inc.	28,272	748,077
*Frozen Food Express Industries	422,764	1,335,934
G & K Services, Inc. Class A	628,745	15,542,576
#GATX Corp.	1,408,389	44,589,596
#*Genco Shipping & Trading, Ltd.	771,036	12,760,646
*Gencor Industries, Inc.	18,994	139,226
#*General Cable Corp.	740,632	20,693,258
#*GEO Group, Inc. (The)	199,399	5,114,584
#*Gibraltar Industries, Inc.	738,603	6,743,445
*GP Strategies Corp.	165,270	1,434,544
#Granite Construction, Inc.	11,238	271,735
Great Lakes Dredge & Dock Corp.	617,751	3,823,879
*Greenbrier Cos., Inc.	504,943	9,189,963
*Griffon Corp.	1,225,037	14,443,186
#*H&E Equipment Services, Inc.	594,081	5,774,467
Hardinge, Inc.	210,457	1,679,447
*Herley Industries, Inc.	462,440	7,681,137
*Hill International, Inc.	561	3,013
#*Hoku Corp.	2,648	7,414
*Hudson Highland Group, Inc.	428,159	1,507,120
*Hurco Cos., Inc.	112,313	2,066,559
*Identive Group, Inc.	378,313	839,855
*Innotrac Corp.	111,236	130,146
Insteel Industries, Inc.	192,891	1,656,934
*Integrated Electrical Services, Inc.	900	3,285
*Intelligent Systems Corp.	29,047	32,533
*Interline Brands, Inc.	464,043	9,322,624
International Shipholding Corp.	220,292	6,161,567
Intersections, Inc.	192,723	1,873,268
#*JetBlue Airways Corp.	3,177,932	22,181,965
*JPS Industries, Inc.	42,300	177,660
*Kadant, Inc.	409,129	8,043,476
#*Kelly Services, Inc. Class A	659,514	9,793,783
*Key Technology, Inc.	7,785	116,775
Kimball International, Inc. Class B	656,729	3,992,912
*Kratos Defense & Security Solutions, Inc.	110,473	1,259,392
L.S. Starrett Co. Class A	196,005	2,285,418
*Ladish Co., Inc.	201,614	6,449,632

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Lawson Products, Inc.	197,652	$3,642,726
#*Layne Christensen Co.	345,406	9,650,644
*LB Foster Co. Class A	7,128	235,367
*LECG Corp.	815,873	701,651
*LGL Group, Inc.	7,917	205,525
*LMI Aerospace, Inc.	82,779	1,351,781
LSI Industries, Inc.	65,016	601,398
*Lydall, Inc.	417,671	3,103,296
*M&F Worldwide Corp.	538,776	14,482,299
*Magnetek, Inc.	392,480	467,051
Marten Transport, Ltd.	438,033	9,303,821
McGrath Rentcorp	3,566	90,255
*MFRI, Inc.	204,452	1,776,688
Miller Industries, Inc.	260,602	3,507,703
#*Mobile Mini, Inc.	961,793	16,764,052
#*Moog, Inc.	69,600	2,616,960
Mueller Industries, Inc.	59,879	1,760,443
#Mueller Water Products, Inc.	2,127,926	6,426,337
Multi-Color Corp.	7,467	119,099
NACCO Industries, Inc. Class A	154,123	15,298,249
*National Patent Development Corp.	230,265	333,884
National Technical Systems, Inc.	146,860	1,163,131
*Navigant Consulting, Inc.	37,658	344,571
*NN, Inc.	488,496	4,064,287
*Northwest Pipe Co.	173,850	3,271,857
#*Ocean Power Technologies, Inc.	61,789	404,100
*On Assignment, Inc.	367,287	2,075,172
#*Orion Energy Systems, Inc.	9,681	32,431
*Oshkosh Corp.	34,296	1,012,075
*P.A.M. Transportation Services, Inc.	148,342	1,628,795
*Paragon Technologies, Inc.	9,306	26,522
#*Park-Ohio Holdings Corp.	194,269	3,086,934
*Patrick Industries, Inc.	119,886	231,380
*Pemco Aviation Group, Inc.	10,158	13,205
#*PGT, Inc.	86,635	181,934
*Pike Electric Corp.	51,025	385,749
*Pinnacle Airlines Corp.	77,858	448,462
#*Plug Power, Inc.	520,139	249,667
*Polypore International, Inc.	219,027	7,287,028
Portec Rail Products, Inc.	24,506	284,270
*Powell Industries, Inc.	2,868	88,506
#*PowerSecure International, Inc.	296,727	2,792,201
Preformed Line Products Co.	44,565	1,904,262
Providence & Worcester Railroad Co.	77,705	1,011,719
*Quality Distribution, Inc.	182,985	1,308,343
*RCM Technologies, Inc.	215,229	1,086,906
#*Republic Airways Holdings, Inc.	1,629,518	15,138,222
*Rush Enterprises, Inc. Class A	835,903	13,282,499
*Rush Enterprises, Inc. Class B	332,468	4,990,345
*Saia, Inc.	391,221	5,664,880
#*SatCon Technology Corp.	94,200	378,684
*Sauer-Danfoss, Inc.	24,489	541,452
Schawk, Inc.	126,452	2,455,698
#*School Specialty, Inc.	573,395	7,683,493
Seaboard Corp.	18,999	35,225,096
Servotronics, Inc.	12,611	126,110
*SFN Group, Inc.	1,216,749	9,222,957
SIFCO Industries, Inc.	68,315	933,183
#SkyWest, Inc.	1,590,999	24,119,545
#*SL Industries, Inc.	21,692	329,501
*Sparton Corp.	310,745	2,271,546

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Standard Register Co.	80,886	$259,644
Standex International Corp.	290,844	7,832,429
#Steelcase, Inc. Class A	357,195	3,004,010
*SunPower Corp. Class B	5,908	77,986
Superior Uniform Group, Inc.	144,642	1,524,527
*Supreme Industries, Inc.	111,646	256,786
*SYKES Enterprises, Inc.	44,115	732,750
*Sypris Solutions, Inc.	276,910	922,110
#TAL International Group, Inc.	186,209	5,217,576
*TeamStaff, Inc.	9,762	5,564
*Tech/Ops Sevcon, Inc.	2,600	14,950
Technology Research Corp.	106,437	389,559
*Tecumseh Products Co. Class A	425,970	5,516,312
*Tecumseh Products Co. Class B	58,172	707,372
*Thomas Group, Inc.	9,194	22,066
#Titan International, Inc.	767,935	11,649,574
*Titan Machinery, Inc.	29,481	573,111
Todd Shipyards Corp.	41,617	680,854
#*Track Data Corp.	653	61,855
*Trailer Bridge, Inc.	83,708	259,495
*Transcat, Inc.	58,700	415,009
*TRC Cos., Inc.	335,014	810,734
#Tredegar Industries, Inc.	1,206,261	23,268,775
*Trimas Corp.	4,750	75,192
#Trinity Industries, Inc.	1,827,519	41,539,507
#Triumph Group, Inc.	370,549	30,974,191
#*Tufco Technologies, Inc.	35,571	115,250
*Tutor Perini Corp.	903,664	20,974,041
Twin Disc, Inc.	114,752	2,336,351
*U.S. Home Systems, Inc.	106,855	330,182
#*Ultralife Corp.	25,318	132,920
#UniFirst Corp.	165,943	7,638,356
#*United Capital Corp.	113,701	3,074,475
*United Rentals, Inc.	169,922	3,192,834
#Universal Forest Products, Inc.	445,261	13,420,167
*Universal Power Group, Inc.	500	1,625
*Universal Security Instruments, Inc.	30,409	200,699
*UQM Technologies, Inc.	66,894	157,870
*USA Truck, Inc.	327,239	4,489,719
#*USG Corp.	1,476,138	18,717,430
#*Valence Technology, Inc.	4,800	6,144
#*Valpey Fisher Corp.	15,889	49,256
*Versar, Inc.	30,484	97,549
Viad Corp.	390,576	7,795,897
Virco Manufacturing Corp.	35,182	103,083
#*Vishay Precision Group, Inc.	233,187	3,964,179
*Volt Information Sciences, Inc.	536,504	4,334,952
#*Wabash National Corp.	169,161	1,363,438
Watts Water Technologies, Inc.	794,677	27,948,790
*WCA Waste Corp.	487,485	2,417,926
#*WESCO International, Inc.	56,781	2,431,362
#*Willdan Group, Inc.	19,898	67,255
*Willis Lease Finance Corp.	293,005	3,595,171

Total Industrials		1,243,159,290

Information Technology — (12.0%)
#*Acorn Energy, Inc.	159,832	700,064
*Actel Corp.	476,671	9,943,357
*ActivIdentity Corp.	528,963	1,708,550
*ADDvantage Technologies Group, Inc.	1,166	3,743
*ADPT Corp.	4,214,987	12,644,961

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Advanced Analogic Technologies, Inc.	457,635	$1,720,708
*Advanced Photonix, Inc.	29,384	29,090
*Aehr Test Systems	57,840	69,408
*Aetrium, Inc.	173,944	426,163
*Agilysys, Inc.	532,954	3,197,724
*Amtech Systems, Inc.	117,890	1,973,479
*Anadigics, Inc.	253,591	1,716,811
*Anaren, Inc.	267,409	4,473,753
*Applied Micro Circuits Corp.	306,323	3,084,673
#*Arris Group, Inc.	1,741,324	16,211,726
#*Aspen Technology, Inc.	238,506	2,671,267
#*Astea International, Inc.	12,375	28,957
Astro-Med, Inc.	111,714	785,349
*ATMI, Inc.	19,297	340,978
*AuthenTec, Inc.	12,250	26,092
*Autobytel, Inc.	371,580	315,769
*Aviat Networks, Inc.	701,603	3,192,294
*Avid Technology, Inc.	932,511	11,768,289
*Aware, Inc.	661,315	1,878,135
#*Axcelis Technologies, Inc.	8,334	17,918
#*AXT, Inc.	422,544	3,485,988
#Bel Fuse, Inc. Class A	12,105	283,257
Bel Fuse, Inc. Class B	112,198	2,559,236
#*Benchmark Electronics, Inc.	2,751,881	45,213,405
#Black Box Corp.	482,649	16,023,947
*Blonder Tongue Laboratories, Inc.	10,147	23,642
*Bogen Communications International, Inc.	43,800	102,930
*Brooks Automation, Inc.	2,276,659	15,458,515
*Bsquare Corp.	87,447	327,926
#*CACI International, Inc.	264,173	13,240,351
*CalAmp Corp.	309,173	757,474
*Cascade Microtech, Inc.	316,550	1,139,580
#*Checkpoint Systems, Inc.	256,799	5,649,578
#*China Security & Surveillance Technology, Inc.	89,931	485,627
*Chyron International Corp.	51,176	88,534
*Ciber, Inc.	2,055,674	7,544,324
*Cinedigm Digital Cinema Corp.	248,821	340,885
*Clearfield, Inc.	73,103	210,537
*Cogo Group, Inc.	32,065	244,015
*Coherent, Inc.	922,025	38,688,169
Cohu, Inc.	690,446	9,907,900
*Comarco, Inc.	113,642	238,648
—#*Commerce One LLC	55,600	—
Communications Systems, Inc.	103,486	1,227,344
*Computer Task Group, Inc.	152,153	1,214,181
*Comtech Telecommunications Corp.	19,055	587,275
*Concurrent Computer Corp.	136,268	870,753
#*Convergys Corp.	2,539,149	28,743,167
*CPI International, Inc.	169,686	2,395,966
*CSP, Inc.	125,308	573,911
CTS Corp.	1,225,517	12,438,998
*CyberOptics Corp.	266,732	2,027,163
*Data I/O Corp.	76,342	401,559
*Datalink Corp.	64,265	271,198
*Dataram Corp.	75,573	184,398
DDi Corp.	320,417	3,293,887
*Digi International, Inc.	692,472	6,689,280
#*Digimarc Corp.	52,476	1,438,367
#*Ditech Networks, Inc.	685,602	973,555
*Dot Hill Systems Corp.	502,682	1,025,471
*DSP Group, Inc.	422,219	3,023,088

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Dynamics Research Corp.	24,827	$280,545
#Earthlink, Inc.	746,198	6,708,320
*Easylink Services International Corp.	34,202	129,968
*EchoStar Corp.	104,605	2,217,626
*EDGAR Online, Inc.	186,227	236,508
*Edgewater Technology, Inc.	298,591	877,858
Electro Rent Corp.	552,893	8,215,990
*Electro Scientific Industries, Inc.	1,161,772	13,499,791
*Electronics for Imaging, Inc.	1,019,002	13,950,137
#*EMCORE Corp.	93,441	117,736
*EMS Technologies, Inc.	194,568	3,471,093
#*EndWave Corp.	333,091	789,426
*Entorian Technologies, Inc.	34,332	105,743
EPIQ Systems, Inc.	68,053	797,581
*ePlus, Inc.	272,314	5,726,763
#*Euronet Worldwide, Inc.	25,383	458,417
*Evans & Sutherland Computer Corp.	145,693	180,659
*Exar Corp.	1,035,541	6,886,348
*Extreme Networks	658,778	2,101,502
*Fairchild Semiconductor International, Inc.	3,188,035	35,929,154
*FEI Co.	12,600	274,176
*Frequency Electronics, Inc.	205,801	1,234,806
*FSI International, Inc.	578,444	1,556,014
*Geeknet, Inc.	788,689	1,640,473
*Gerber Scientific, Inc.	509,931	3,411,438
#*Giga-Tronics, Inc.	11,000	29,700
*Globecomm Systems, Inc.	293,832	2,629,796
#*GTSI Corp.	237,469	1,089,983
*Hackett Group, Inc.	158,348	617,557
*Hauppauge Digital, Inc.	130,387	319,448
#*Hutchinson Technology, Inc.	640,194	2,183,062
*Hypercom Corp.	501,003	2,985,978
#*I.D. Systems, Inc.	151,003	339,757
#*iGo, Inc.	368,655	718,877
*Ikanos Communications, Inc.	207,975	237,092
#*Imation Corp.	1,558,986	15,184,524
*InfoSpace, Inc.	560,346	4,729,320
*Insight Enterprises, Inc.	757,669	11,455,955
*InsWeb Corp.	19,308	121,640
*Integrated Device Technology, Inc.	3,008,569	17,720,471
*Integrated Silicon Solution, Inc.	100,778	756,843
*Intellicheck Mobilisa, Inc.	137,381	167,605
*Internap Network Services Corp.	843,906	4,219,530
#*International Rectifier Corp.	471,357	10,949,623
*Internet Brands, Inc.	682,462	9,035,797
#*Internet Capital Group, Inc.	1,036,298	12,943,362
—*Internet Media Services, Inc.	26,012	—
*Interphase Corp.	86,887	131,199
*Intevac, Inc.	126,195	1,274,570
*IntriCon Corp.	41,096	176,713
*Inuvo, Inc.	108,087	35,669
#*INX, Inc.	7,860	43,544
*iPass, Inc.	367,428	422,542
*Iteris, Inc.	108,667	154,307
*IXYS Corp.	185,958	1,904,210
*Jaco Electronics, Inc.	17,998	5,489
Keithley Instruments, Inc.	34,220	738,468
*Kemet Corp.	92,927	347,547
*Kenexa Corp.	174,183	3,185,807
*KEY Tronic Corp.	368,355	2,357,472
Keynote Systems, Inc.	427,172	5,207,227

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Knot, Inc. (The)	43,789	$395,853
*Kopin Corp.	98,622	375,750
*KVH Industries, Inc.	33,232	466,577
#*L-1 Identity Solutions, Inc.	1,638,174	19,314,071
*Lattice Semiconductor Corp.	1,641,436	7,977,379
*LeCroy Corp.	163,376	1,527,566
#*LightPath Technologies, Inc.	6,533	18,227
*Lionbridge Technologies, Inc.	408,429	2,042,145
*Logic Devices, Inc.	71,976	59,020
*LoJack Corp.	196,594	961,345
*LookSmart, Ltd.	544,441	1,181,437
*Loral Space & Communications, Inc.	95,525	5,314,056
*Mace Security International, Inc.	183,086	71,220
*Magma Design Automation, Inc.	469,404	2,013,743
*Management Network Group, Inc.	117	282
Marchex, Inc.	321,834	2,066,174
*Mastech Holdings, Inc.	44,797	164,853
#*Mattson Technology, Inc.	511,501	1,304,328
*Measurement Specialties, Inc.	88,152	1,969,316
#*Mechanical Technology, Inc.	34,024	27,559
*MEMSIC, Inc.	8,514	25,457
*Mercury Computer Systems, Inc.	95,455	1,512,007
Methode Electronics, Inc.	1,023,265	9,506,132
*Microtune, Inc.	234,705	678,297
*Mindspeed Technologies, Inc.	29,136	215,024
*MKS Instruments, Inc.	1,795,829	37,083,869
*ModusLink Global Solutions, Inc.	802,350	5,319,580
*MoSys, Inc.	230,997	1,092,616
*MTM Technologies, Inc.	386	293
*Nanometrics, Inc.	75,028	1,010,627
*NAPCO Security Technologies, Inc.	49,049	87,307
*Network Equipment Technologies, Inc.	86,939	274,727
#*Newport Corp.	1,511,996	21,969,302
#*Novatel Wireless, Inc.	19,022	199,351
*Nu Horizons Electronics Corp.	284,120	1,977,475
*NumereX Corp. Class A	93,508	725,622
O.I. Corp.	55,546	693,770
*Occam Networks, Inc.	66,632	491,078
#*Oclaro, Inc.	106,431	895,085
*Omtool, Ltd.	52,214	73,100
*Online Resources Corp.	141,440	732,659
*Openwave Systems, Inc.	212,053	436,829
*Oplink Communications, Inc.	97,277	1,700,402
*Opnext, Inc.	962,639	1,453,585
*Optelecom-NKF, Inc.	8,825	12,002
OPTi, Inc.	164,800	492,752
*Optical Cable Corp.	118,949	383,016
*Orbcomm, Inc.	701,398	1,641,271
*Overland Storage, Inc.	30,942	40,225
#*PAR Technology Corp.	134,029	837,681
*PC Connection, Inc.	869,589	7,321,939
*PC Mall, Inc.	130,110	809,284
*PC-Tel, Inc.	618,185	3,659,655
*PDF Solutions, Inc.	294,248	1,191,704
*Perceptron, Inc.	145,968	764,872
*Performance Technologies, Inc.	289,576	584,944
*Pericom Semiconductor Corp.	466,493	4,394,364
*Pervasive Software, Inc.	423,799	2,152,899
#*Photronics, Inc.	1,341,223	8,422,880
*Planar Systems, Inc.	271,998	633,755
#*PLX Technology, Inc.	154,193	548,927

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Presstek, Inc.	281,540	$520,849
—*Price Communications Liquidation Trust	1,498,306	—
Qualstar Corp.	379,283	614,438
#*QuickLogic Corp.	187,991	1,114,787
*RadiSys Corp.	167,684	1,638,273
*RAE Systems, Inc.	479,693	762,712
*Rainmaker Systems, Inc.	224,358	258,012
*RealNetworks, Inc.	2,227,975	6,683,925
*Reis, Inc.	318,335	2,196,512
*Relm Wireless Corp.	132,563	270,429
RF Industries, Ltd.	16,805	109,401
Richardson Electronics, Ltd.	437,964	4,738,770
*Rimage Corp.	1,243	18,434
*Rudolph Technologies, Inc.	303,170	2,249,521
*S1 Corp.	40,429	235,297
*Saba Software, Inc.	75,635	450,785
*SeaChange International, Inc.	471,527	3,791,077
#Servidyne, Inc.	24,775	61,194
#*Sigma Designs, Inc.	181,347	2,069,169
*Sigmatron International, Inc.	16,500	91,080
#*Silicon Graphics International Corp.	797,671	6,038,369
*Silicon Image, Inc.	511,607	3,146,383
*Skyworks Solutions, Inc.	1,385,062	31,731,770
*Smart Modular Technologies (WWH), Inc.	579,843	4,285,040
Soapstone Networks, Inc.	352,815	5,380
#*Sonic Solutions, Inc.	38,607	462,126
#*Soundbite Communications, Inc.	800	2,200
*Spectrum Control, Inc.	250,451	3,821,882
*SRA International, Inc.	1,419	28,394
*StarTek, Inc.	223,010	909,881
*Support.com, Inc.	887,797	5,033,809
Sycamore Networks, Inc.	705,293	21,504,384
*Symmetricom, Inc.	290,565	1,810,220
*SYNNEX Corp.	956,826	27,786,227
*Tech Data Corp.	414,171	17,805,211
*TechTarget, Inc.	176,744	926,139
*TechTeam Global, Inc.	233,641	1,707,916
*Telular Corp.	286,285	1,059,254
Tessco Technologies, Inc.	89,004	1,343,960
#TheStreet.com, Inc.	387,116	1,184,575
#*THQ, Inc.	279,837	1,119,348
*Tier Technologies, Inc.	339,626	1,939,264
*TII Network Technologies, Inc.	92,005	121,447
*Tollgrade Communications, Inc.	330,412	2,626,775
*Trident Microsystems, Inc.	154,597	287,550
*Trio-Tech International	36,544	215,244
#*Triquint Semiconductor, Inc.	688,290	7,089,387
*TSR, Inc.	2,290	5,267
#*TTM Technologies, Inc.	308,623	3,234,369
*Ulticom, Inc.	52,104	441,842
*Ultra Clean Holdings, Inc.	231,704	1,744,731
United Online, Inc.	140,833	870,348
*UTStarcom, Inc.	916,191	1,850,706
*Vertro, Inc.	442	1,861
*Viasystems Group, Inc.	26,944	424,368
*Vicon Industries, Inc.	102,175	427,092
#*Vishay Intertechnology, Inc.	3,162,160	35,732,408
Wayside Technology Group, Inc.	2,800	30,604
*Web.com Group, Inc.	165,727	1,027,507
*Winland Electronics, Inc.	2,200	1,640
*Wireless Ronin Technologies, Inc.	138,600	199,584

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Wireless Telecom Group, Inc.	176,100	$122,742
*WPCS International, Inc.	37,280	123,397
*X-Rite, Inc.	391,781	1,586,713
*Zix Corp.	427,676	1,663,660
#*Zoran Corp.	741,419	5,249,247
*Zygo Corp.	491,551	5,259,596

Total Information Technology		934,703,790

Materials — (5.9%)
A. Schulman, Inc.	429,372	9,317,372
*A.M. Castle & Co.	604,794	9,313,828
*American Pacific Corp.	141,306	850,662
American Vanguard Corp.	9,410	69,352
#*Boise, Inc.	2,255,060	16,349,185
*Brush Engineered Materials, Inc.	19,339	641,088
Buckeye Technologies, Inc.	963,636	17,393,630
Cabot Corp.	290,083	9,868,624
#*Century Aluminum Co.	2,111,708	28,550,292
#*Coeur d’Alene Mines Corp.	1,885,714	38,864,566
Commercial Metals Co.	85,575	1,187,781
#*Continental Materials Corp.	10,786	192,476
*Core Molding Technologies, Inc.	99,118	474,775
Cytec Industries, Inc.	317,653	15,730,177
*Detrex Corp.	12,700	51,752
*Ferro Corp.	796,724	10,931,053
#*Flotek Industries, Inc.	197,983	358,349
Friedman Industries, Inc.	165,988	1,123,739
#*Georgia Gulf Corp.	141,817	2,868,958
*Graphic Packaging Holding Co.	6,300,084	23,058,307
Haynes International, Inc.	144,428	5,236,959
*Headwaters, Inc.	1,467,637	4,989,966
*Horsehead Holding Corp.	109,211	1,193,676
*Impreso, Inc.	6,400	5,632
#Kaiser Aluminum Corp.	483,218	21,739,978
*KapStone Paper & Packaging Corp.	507,646	6,497,869
KMG Chemicals, Inc.	29,564	413,600
*Landec Corp.	13,081	82,279
*Louisiana-Pacific Corp.	3,497,650	27,071,811
*Material Sciences Corp.	216,679	1,118,064
#*Mercer International, Inc.	283,264	1,501,299
#*Mines Management, Inc.	248,049	615,162
*Mod-Pac Corp.	41,188	204,704
Myers Industries, Inc.	565,270	4,991,334
#*Nanophase Technologies Corp.	183,394	194,398
Neenah Paper, Inc.	67,477	1,035,772
NL Industries, Inc.	168,031	1,930,676
*Northern Technologies International Corp.	3,541	51,415
Olympic Steel, Inc.	200,398	4,492,923
#*OM Group, Inc.	849,587	28,265,759
*Omnova Solutions, Inc.	103,572	826,505
#P.H. Glatfelter Co.	1,191,399	14,821,004
*Penford Corp.	255,917	1,520,147
#*PolyOne Corp.	2,698,136	34,859,917
*Rock of Ages Corp.	69,072	361,937
#*RTI International Metals, Inc.	739,433	22,996,366
#Schnitzer Steel Industries, Inc. Class A	5,341	276,076
*Spartech Corp.	766,157	6,481,688
Synalloy Corp.	23,001	215,519
#Texas Industries, Inc.	370,156	12,648,231
*U.S. Energy Corp.	10,322	54,087
*U.S. Gold Corp.	284,138	1,486,042

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Universal Stainless & Alloy Products, Inc.	89,437	$2,588,307
Vulcan International Corp.	11,100	424,575
*Wausau Paper Corp.	570,540	4,815,358
*Webco Industries, Inc.	9,290	617,785
#Westlake Chemical Corp.	1,654,024	52,862,607
#*Zoltek Cos., Inc.	264,762	2,541,715

Total Materials		459,227,108

Other — (0.0%)
—*Avigen, Inc. Escrow Shares	268,555	—
—*Big 4 Ranch, Inc.	73,300	—
—*Concord Camera Corp. Escrow Shares	95,952	—
—*ePresence, Inc. Escrow Shares	312,600	—
—*Landco Real Estate LLC	4,900	—
—#*MAIR Holdings, Inc. Escrow Shares	593,484	—
—*Noel Group, Inc.	95,400	477
—*Petrocorp, Inc. Escrow Shares	102,600	6,156
—*Voyager Learning Co. Escrow Shares	103,000	—

Total Other		6,633

Real Estate Investment Trusts — (0.0%)
*Transcontinental Realty Investors, Inc.	348	3,209

Telecommunication Services — (0.2%)
*Arbinet Corp.	138,200	925,940
#*Cincinnati Bell, Inc.	851,428	2,085,999
#*FiberTower Corp.	74,972	337,374
*General Communications, Inc. Class A	188,697	1,971,884
*IDT Corp.	2,100	24,276
#*IDT Corp. Class B	86,220	1,265,710
#*Iridium Communications, Inc.	227,127	1,873,798
#*Leap Wireless International, Inc.	540,303	6,164,857
*SureWest Communications	342,961	2,743,688
*Xeta Corp.	65,835	239,639

Total Telecommunication Services		17,633,165

Utilities — (0.1%)
Maine & Maritimes Corp.	43,071	1,927,427
*Renegy Holdings, Inc.	33,158	13,263
*RRI Energy, Inc.	1,592,005	5,985,939
SJW Corp.	8,244	199,505
#Unitil Corp.	32,822	712,894

Total Utilities		8,839,028

TOTAL COMMON STOCKS		6,522,248,007

RIGHTS/WARRANTS — (0.1%)
—*CSF Holding, Inc. Litigation Rights	40,500	—
*Federal-Mogul Corp. Warrants 12/27/14	62,197	27,367
—*Lantronix, Inc. Warrants	599	—
—#*Pacific Capital Bancorp Rights	7,669,156	3,374,429
—*U.S. Concrete, Inc. Warrants A 08/31/17	24,689	—
—*U.S. Concrete, Inc. Warrants B 08/31/17	24,689	—

TOTAL RIGHTS/WARRANTS		3,401,796

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	25,558,555	25,558,555

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (16.3%)
§@DFA Short Term Investment Fund	1,268,888,448	$1,268,888,448
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.23%, 11/01/10 (Collateralized by $7,611,177 FNMA 3.500%, 10/01/20, valued at $7,962,830) to be repurchased at $7,731,051	$7,731	7,730,903

TOTAL SECURITIES LENDING COLLATERAL		1,276,619,351

TOTAL INVESTMENTS — 100.0%
(Cost $7,677,469,004)		$7,827,827,709

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value†
COMMON STOCKS — (90.3%)
Consumer Discretionary — (12.5%)
*1-800-FLOWERS.COM, Inc.	2,599	$4,678
*99 Cents Only Stores	38,693	596,646
#Aaron’s, Inc.	36,405	686,598
Aaron’s, Inc. Class A	2,141	40,005
#*Abercrombie & Fitch Co.	22,520	965,207
*AC Moore Arts & Crafts, Inc.	5,450	12,262
Acme United Corp.	1,000	9,800
Advance Auto Parts, Inc.	19,100	1,241,118
*Aeropostale, Inc.	24,061	586,607
*AFC Enterprises, Inc.	10,247	130,239
*AH Belo Corp.	8,680	63,104
*Aldila, Inc.	1,600	6,800
*Alloy, Inc.	5,507	53,693
*Amazon.com, Inc.	55,780	9,211,509
Ambassadors Group, Inc.	7,885	87,445
Amcon Distributing Co.	100	6,915
*American Apparel, Inc.	769	746
*American Axle & Manufacturing Holdings, Inc.	31,868	293,823
*American Biltrite, Inc.	327	1,079
American Eagle Outfitters, Inc.	72,900	1,167,129
#American Greetings Corp. Class A	9,000	174,330
#*American Public Education, Inc.	3,403	95,148
*America’s Car-Mart, Inc.	5,510	146,952
*Amerigon, Inc.	4,321	46,580
#Ameristar Casinos, Inc.	22,517	402,604
#*AnnTaylor Stores Corp.	24,500	570,850
*Apollo Group, Inc. Class A	18,300	685,884
#Arbitron, Inc.	7,506	190,052
*Arctic Cat, Inc.	6,700	89,177
Ark Restaurants Corp.	1,449	21,155
*Asbury Automotive Group, Inc.	17,377	250,576
*Ascent Media Corp.	7,328	199,615
*Atrinsic, Inc.	1,352	676
*Audiovox Corp. Class A	10,707	69,381
#*AutoNation, Inc.	94,630	2,197,309
*Autozone, Inc.	8,052	1,913,397
*Ballantyne Strong, Inc.	5,765	48,541
*Bally Technologies, Inc.	12,588	454,175
#Barnes & Noble, Inc.	28,010	419,590
*Bassett Furniture Industries, Inc.	3,800	18,012
*Beasley Broadcast Group, Inc.	2,878	12,577
#*Beazer Homes USA, Inc.	38,400	155,904
bebe stores, Inc.	43,557	285,734
*Bed Bath & Beyond, Inc.	60,100	2,638,390
*Belo Corp.	40,383	233,818
*Benihana, Inc.	1,571	13,157
*Benihana, Inc. Class A	3,904	32,911
*Best Buy Co., Inc.	52,363	2,250,562
Big 5 Sporting Goods Corp.	11,079	149,788
*Big Lots, Inc.	37,631	1,180,484
*Biglari Holdings, Inc.	775	258,377
#*BJ’s Restaurants, Inc.	14,200	470,730
#*Blue Nile, Inc.	3,257	138,748
*Bluegreen Corp.	12,738	41,144
Blyth, Inc.	4,644	186,317
Bob Evans Farms, Inc.	16,965	486,895
*Bon-Ton Stores, Inc. (The)	8,220	94,366
#Books-A-Million, Inc.	7,498	47,612

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*BorgWarner, Inc.	42,300	$2,373,453
Bowl America, Inc. Class A	1,359	17,259
#*Boyd Gaming Corp.	43,248	359,391
Brinker International, Inc.	45,026	834,782
*Brookfield Homes Corp.	13,796	115,059
Brown Shoe Co., Inc.	22,619	265,773
#Brunswick Corp.	62,266	985,048
#Buckle, Inc.	19,975	581,073
*Buffalo Wild Wings, Inc.	8,100	380,943
*Build-A-Bear-Workshop, Inc.	8,500	59,755
#*Cabela’s, Inc.	37,240	690,430
Cablevision Systems Corp.	61,308	1,639,376
*Cache, Inc.	6,900	34,431
*California Coastal Communities, Inc.	1,578	1,199
*California Pizza Kitchen, Inc.	10,000	165,100
#Callaway Golf Co.	36,962	254,299
*Cambium Learning Group, Inc.	45,231	139,764
*Canterbury Park Holding Corp.	514	4,300
#*Capella Education Co.	4,180	229,189
*Career Education Corp.	35,600	624,424
*Caribou Coffee Co., Inc.	7,383	78,334
#*CarMax, Inc.	61,958	1,920,078
*Carmike Cinemas, Inc.	4,200	33,642
*Carnival Corp.	86,538	3,735,845
*Carriage Services, Inc.	6,350	33,337
*Carrols Restaurant Group, Inc.	8,000	54,080
*Carter’s, Inc.	24,373	606,888
*Casual Male Retail Group, Inc.	23,217	102,387
Cato Corp. Class A	12,200	322,690
#*Cavco Industries, Inc.	3,408	108,000
CBS Corp.	9,034	153,578
CBS Corp. Class B	218,369	3,696,987
*CEC Entertainment, Inc.	9,503	315,500
#*Charles & Colvard, Ltd.	8,890	19,914
*Charming Shoppes, Inc.	57,296	199,963
#*Cheesecake Factory, Inc.	26,542	772,903
Cherokee, Inc.	2,252	41,617
Chico’s FAS, Inc.	69,797	678,427
*Children’s Place Retail Stores, Inc. (The)	12,401	546,388
*Chipotle Mexican Grill, Inc.	10,500	2,207,205
#Choice Hotels International, Inc.	26,549	1,009,658
Christopher & Banks Corp.	18,600	110,856
*Chromcraft Revington, Inc.	2,232	4,308
Churchill Downs, Inc.	8,728	316,215
Cinemark Holdings, Inc.	64,316	1,128,746
#*Citi Trends, Inc.	5,906	123,908
*CKX, Inc.	43,775	178,602
*Clear Channel Outdoor Holdings, Inc.	19,738	234,487
*Coach, Inc.	46,230	2,311,500
*Coast Distribution System, Inc.	890	3,373
*Cobra Electronics Corp.	535	1,129
#*Coinstar, Inc.	14,600	840,668
*Coldwater Creek, Inc.	44,600	150,302
#*Collective Brands, Inc.	30,987	475,031
Collectors Universe, Inc.	2,140	36,294
#Columbia Sportswear Co.	16,916	883,861
*Comcast Corp. Class A	417,209	8,586,161
Comcast Corp. Special Class A	146,951	2,840,563
#*Conn’s, Inc.	11,521	50,692
#Cooper Tire & Rubber Co.	27,400	537,314
*Core-Mark Holding Co., Inc.	5,900	194,700

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Corinthian Colleges, Inc.	31,061	$162,138
*Cost Plus, Inc.	9,468	48,855
CPI Corp.	2,662	65,645
Cracker Barrel Old Country Store, Inc.	10,079	543,157
*Craftmade International, Inc.	822	4,554
*Crocs, Inc.	38,800	540,484
#*Crown Media Holdings, Inc.	17,861	52,154
CSS Industries, Inc.	2,400	40,152
*Culp, Inc.	5,047	51,177
*Cumulus Media, Inc.	11,857	36,282
*Cybex International, Inc.	4,787	6,965
*Cycle Country Accessories Corp.	200	66
*Dana Holding Corp.	67,500	955,125
*Darden Restaurants, Inc.	43,224	1,975,769
*Deckers Outdoor Corp.	17,106	993,859
*Decorator Industries, Inc.	300	408
*dELiA*s, Inc.	2,914	4,750
*Delta Apparel, Inc.	6,441	83,218
*Destination Maternity Corp.	2,600	94,978
*DeVry, Inc.	11,200	536,032
#*DGSE Cos., Inc.	750	3,038
#*Dick’s Sporting Goods, Inc.	39,091	1,126,603
#Dillard’s, Inc.	34,198	872,391
*DineEquity, Inc.	9,320	414,274
*DIRECTV Class A	220,510	9,583,365
#*Discovery Communications, Inc. (25470F104)	47,726	2,129,057
*Discovery Communications, Inc. (25470F203)	1,400	63,077
*Discovery Communications, Inc. (25470F302)	41,277	1,604,024
DISH Network Corp.	40,478	803,893
*Dixie Group, Inc.	3,381	12,273
*Dolan Media Co.	16,205	173,394
#*Dollar Tree, Inc.	37,205	1,908,989
*Domino’s Pizza, Inc.	26,400	391,776
*Dorman Products, Inc.	9,291	339,029
Dover Downs Gaming & Entertainment, Inc.	8,520	29,650
*Dover Motorsports, Inc.	3,800	6,422
*DR Horton, Inc.	177,305	1,851,064
#*DreamWorks Animation SKG, Inc.	22,379	789,979
#*Dress Barn, Inc. (The)	41,088	942,559
*Drew Industries, Inc.	12,069	254,294
#*drugstore.com, Inc.	13,721	21,954
#*DSW, Inc.	7,300	242,871
#*Eastman Kodak Co.	83,831	394,844
*EDCI Holdings, Inc.	1,303	4,443
Educational Development Corp.	1,183	7,701
*Einstein Noah Restaurant Group, Inc.	6,839	75,639
Emerson Radio Corp.	10,685	21,904
*Entercom Communications Corp.	11,800	98,530
*Entravision Communications Corp.	16,729	35,465
*EnviroStar, Inc.	100	103
*Escalade, Inc.	2,244	10,098
#Ethan Allen Interiors, Inc.	14,800	224,516
*Ever-Glory International Group, Inc.	1,700	3,978
*EW Scripps Co. Class A (The)	24,151	211,080
*Exide Technologies	40,182	236,672
*Expedia, Inc.	51,400	1,488,030
Family Dollar Stores, Inc.	32,363	1,494,200
*Famous Dave’s of America, Inc.	2,980	28,429
*Federal-Mogul Corp.	49,874	989,001
Finish Line, Inc. Class A	28,695	439,034
*Fisher Communications, Inc.	3,928	71,804

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Flanigan’s Enterprises, Inc.	300	$2,061
Flexsteel Industries, Inc.	1,613	24,389
Foot Locker, Inc.	86,213	1,373,373
#*Ford Motor Co.	422,903	5,975,619
#*Fortune Brands, Inc.	57,800	3,124,090
*Fossil, Inc.	33,665	1,985,898
Fred’s, Inc.	21,200	253,976
Frisch’s Restaurants, Inc.	2,810	62,101
*Fuel Systems Solutions, Inc.	7,550	309,399
*Full House Resorts, Inc.	8,100	28,350
*Furniture Brands International, Inc.	26,435	132,439
Gaiam, Inc.	7,614	53,755
#*GameStop Corp. Class A	80,701	1,586,582
*GameTech International, Inc.	300	87
Gaming Partners International Corp.	3,004	16,222
Gannett Co., Inc.	118,628	1,405,742
*Gap, Inc.	52,774	1,003,234
#Garmin, Ltd.	26,071	856,172
*Gaylord Entertainment Co.	26,262	875,575
*Genesco, Inc.	13,031	426,896
#Gentex Corp.	60,121	1,201,218
Genuine Parts Co.	31,350	1,500,411
#*G-III Apparel Group, Ltd.	9,572	252,701
*Global Traffic Network, Inc.	6,634	42,259
*Golfsmith International Holdings, Inc.	4,658	14,906
*Goodyear Tire & Rubber Co.	62,459	638,331
*Gray Television, Inc.	26,732	52,127
*Gray Television, Inc. Class A	600	1,146
*Great Wolf Resorts, Inc.	11,942	28,183
#*Group 1 Automotive, Inc.	12,600	444,276
#Guess?, Inc.	17,400	677,208
#*Gymboree Corp.	12,614	820,667
H&R Block, Inc.	53,355	629,055
*Hallwood Group, Inc.	252	8,364
*Hampshire Group, Ltd.	689	2,756
*Hanesbrands, Inc.	22,141	549,097
#Harley-Davidson, Inc.	47,790	1,466,197
*Harman International Industries, Inc.	26,905	902,663
Harte-Hanks, Inc.	34,700	419,176
#*Hasbro, Inc.	19,210	888,462
*Hastings Entertainment, Inc.	1,400	9,296
Haverty Furniture Cos., Inc.	9,231	98,679
Haverty Furniture Cos., Inc. Class A	540	5,778
*Heelys, Inc.	3,900	10,452
*Helen of Troy, Ltd.	16,878	432,921
#*hhgregg, Inc.	17,500	403,200
*Hibbett Sporting Goods, Inc.	12,630	340,378
Hillenbrand, Inc.	27,735	596,025
*Hollywood Media Corp.	5,128	6,513
#*Home Depot, Inc.	213,778	6,601,465
Hooker Furniture Corp.	5,900	62,363
Hot Topic, Inc.	22,469	128,747
#*Hovnanian Enterprises, Inc.	23,300	82,948
*HSN, Inc.	25,485	763,021
*Iconix Brand Group, Inc.	39,898	698,215
*Infosonics Corp.	2,000	1,730
*International Game Technology	51,431	801,809
International Speedway Corp.	14,807	338,192
*Interpublic Group of Cos., Inc. (The)	139,033	1,438,992
*Interval Leisure Group, Inc.	25,194	361,534
*iRobot Corp.	11,049	230,703

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Isle of Capri Casinos, Inc.	16,415	$131,977
#*ITT Educational Services, Inc.	5,860	378,146
*J. Alexander’s Corp.	1,500	6,660
#*J. Crew Group, Inc.	14,423	461,392
#*J.C. Penney Co., Inc.	88,492	2,759,181
*Jack in the Box, Inc.	24,571	569,064
*Jaclyn, Inc.	400	2,180
#*JAKKS Pacific, Inc.	14,500	273,325
*Jamba, Inc.	12,700	30,099
Jarden Corp.	32,967	1,056,922
*Jo-Ann Stores, Inc.	14,500	627,125
Johnson Controls, Inc.	95,896	3,367,868
*Johnson Outdoors, Inc. Class A	8,183	116,853
Jones Group, Inc. (The)	44,461	642,906
*Jos. A. Bank Clothiers, Inc.	11,746	512,126
*Journal Communications, Inc.	21,713	100,097
*K12, Inc.	13,600	379,576
#KB Home	41,863	439,980
*Kenneth Cole Productions, Inc. Class A	4,843	65,138
*Kid Brands, Inc.	17,697	172,723
*Kirkland’s, Inc.	8,948	120,351
*Knology, Inc.	15,625	227,344
*Kohl’s Corp.	49,000	2,508,800
*Kona Grill, Inc.	2,230	7,470
Koss Corp.	1,267	6,981
*Krispy Kreme Doughnuts, Inc.	28,516	159,690
KSW, Inc.	2,053	6,508
*K-Swiss, Inc. Class A	14,934	181,597
Lacrosse Footwear, Inc.	3,029	43,708
*Lakeland Industries, Inc.	1,850	18,019
*Lakes Entertainment, Inc.	5,946	13,914
#*Lamar Advertising Co. Class A	33,053	1,123,471
#*Las Vegas Sands Corp.	176,285	8,087,956
*Lazare Kaplan International, Inc.	1,600	3,200
*La-Z-Boy, Inc.	25,710	199,767
*Leapfrog Enterprises, Inc.	19,378	108,323
*Lear Corp.	28,576	2,526,118
Learning Tree International, Inc.	5,412	52,496
#*Lee Enterprises, Inc.	18,010	33,138
#Leggett & Platt, Inc.	73,798	1,504,003
#*Lennar Corp. Class A	83,257	1,208,059
Lennar Corp. Class B Voting	15,776	188,050
*Libbey, Inc.	7,072	93,987
#*Liberty Global, Inc. Class A	51,230	1,935,982
*Liberty Global, Inc. Class B	102	3,932
*Liberty Global, Inc. Class C	48,345	1,749,606
*Liberty Media Corp. Capital Class A	53,068	3,053,533
*Liberty Media Corp. Capital Class B	874	50,342
*Liberty Media Corp. Interactive Class A	229,268	3,383,996
*Liberty Media Corp. Interactive Class B	5,303	79,174
*Liberty Media-Starz Corp. Series A	25,948	1,700,113
*Liberty Media-Starz Corp. Series B	308	20,328
#*Life Time Fitness, Inc.	21,528	777,807
*Lifetime Brands, Inc.	6,010	77,168
*Limited Brands, Inc.	126,640	3,721,950
*LIN TV Corp. Class A	7,550	31,408
*Lincoln Educational Services Corp.	12,174	151,688
#Lithia Motors, Inc.	11,603	126,473
#*Live Nation Entertainment, Inc.	99,122	940,668
#*Liz Claiborne, Inc.	27,800	170,136
*LKQ Corp.	54,780	1,190,917

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*LodgeNet Interactive Corp.	8,300	$21,165
*Lowe’s Cos., Inc.	272,730	5,817,331
*Luby’s, Inc.	14,091	71,441
#*Lumber Liquidators Holdings, Inc.	4,852	116,836
*M/I Homes, Inc.	11,300	119,554
Mac-Gray Corp.	6,513	79,133
Macy’s, Inc.	168,031	3,972,253
*Madison Square Garden, Inc.	33,622	699,001
*Maidenform Brands, Inc.	9,701	259,599
Marcus Corp.	11,485	147,238
*Marine Products Corp.	15,490	96,193
*MarineMax, Inc.	10,599	79,281
#*Marriott International, Inc. Class A	45,086	1,670,436
#*Martha Stewart Living Omnimedia Class A	14,300	62,348
*Mattel, Inc.	102,700	2,395,991
Matthews International Corp. Class A	13,277	438,407
*MAXXAM, Inc.	2	1,400
*McClatchy Co. (The)	28,407	78,403
*McCormick & Schmick’s Seafood Restaurants, Inc.	6,100	54,473
*McDonald’s Corp.	138,676	10,784,833
*McGraw-Hill Cos., Inc.	39,623	1,491,806
#MDC Holdings, Inc.	24,200	623,150
*Media General, Inc.	11,700	64,467
*Mediacom Communications Corp. Class A	23,366	161,225
Men’s Wearhouse, Inc. (The)	28,149	687,962
#*Meredith Corp.	16,800	570,360
*Meritage Homes Corp.	17,465	319,784
*Meritage Hospitality Group, Inc.	299	480
#*MGM Resorts International	165,289	1,806,609
*Midas, Inc.	4,116	30,294
*Modine Manufacturing Co.	22,100	298,792
*Mohawk Industries, Inc.	27,321	1,566,586
*Monarch Casino & Resort, Inc.	8,482	97,967
Monro Muffler Brake, Inc.	11,922	569,156
*Morgans Hotel Group Co.	11,264	90,900
#*Morningstar, Inc.	21,173	1,033,666
*Morton’s Restaurant Group, Inc.	6,400	35,840
*Motorcar Parts of America, Inc.	5,204	52,612
*Movado Group, Inc.	9,444	106,151
*MTR Gaming Group, Inc.	1,103	2,129
*Multimedia Games, Inc.	8,600	33,712
*Nathan’s Famous, Inc.	2,300	36,869
National CineMedia, Inc.	23,588	436,850
National Presto Industries, Inc.	3,009	336,797
*Nautilus, Inc.	3,994	5,911
*Navarre Corp.	14,087	33,668
#*Netflix, Inc.	12,010	2,083,735
*Nevada Gold & Casinos, Inc.	700	728
*New Frontier Media, Inc.	4,370	7,604
*New York & Co., Inc.	26,215	81,791
#*New York Times Co. Class A (The)	72,016	552,363
*Newell Rubbermaid, Inc.	74,200	1,309,630
*News Corp. Class A	357,415	5,168,221
News Corp. Class B	141,607	2,277,041
#*Nexstar Broadcasting Group, Inc.	5,200	29,432
*NIKE, Inc. Class B	51,400	4,186,016
*Nobel Learning Communities, Inc.	2,709	18,177
*Nobility Homes, Inc.	775	7,347
*Nordstrom, Inc.	36,809	1,417,515
#Nutri/System, Inc.	11,070	211,658
#*NVR, Inc.	1,500	941,115

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*O’Charley’s, Inc.	9,782	$73,365
*Office Depot, Inc.	124,558	559,265
*OfficeMax, Inc.	34,300	607,110
Omnicom Group, Inc.	42,604	1,872,872
*Orange 21, Inc.	335	533
*Orbitz Worldwide, Inc.	47,813	325,128
#*O’Reilly Automotive, Inc.	29,181	1,707,088
#*Orient-Express Hotels, Ltd.	48,113	609,111
*Orleans Homebuilders, Inc.	3,832	268
*Outdoor Channel Holdings, Inc.	11,333	59,838
*Overstock.com, Inc.	7,087	95,037
Oxford Industries, Inc.	7,006	161,348
*P & F Industries, Inc. Class A	270	575
#P.F. Chang’s China Bistro, Inc.	10,300	472,976
#*Pacific Sunwear of California, Inc.	35,954	214,286
*Palm Harbor Homes, Inc.	7,329	9,454
*Panera Bread Co.	13,232	1,184,396
*Papa John’s International, Inc.	11,739	303,218
#*Peet’s Coffee & Tea, Inc.	5,500	210,375
*Penn National Gaming, Inc.	42,525	1,414,382
*Penske Automotive Group, Inc.	47,300	636,185
Pep Boys - Manny, Moe & Jack (The)	28,433	332,382
*Perry Ellis International, Inc.	6,950	156,236
PetMed Express, Inc.	5,200	80,340
PetSmart, Inc.	45,387	1,698,835
Phillips-Van Heusen Corp.	24,834	1,523,318
*Phoenix Footwear Group, Inc.	900	328
*Pier 1 Imports, Inc.	52,347	454,372
*Pinnacle Entertainment, Inc.	32,695	418,496
*Playboy Enterprises, Inc. Class A	400	2,042
*Playboy Enterprises, Inc. Class B	8,610	41,758
*Point.360	1,448	1,781
Polaris Industries, Inc.	18,430	1,310,189
Polo Ralph Lauren Corp.	12,415	1,202,765
Pool Corp.	21,179	426,545
*Premier Exhibitions, Inc.	8,500	16,405
#*Pre-Paid Legal Services, Inc.	3,100	186,558
#*Priceline.com, Inc.	6,600	2,486,946
Primedia, Inc.	30,098	110,460
*Princeton Review, Inc.	7,215	11,472
*Pulte Group, Inc.	144,558	1,134,780
*Q.E.P. Co., Inc.	352	4,294
*Quiksilver, Inc.	69,113	288,201
#*RadioShack Corp.	56,144	1,130,179
*RC2 Corp.	11,360	239,696
*Reading International, Inc. Class A	5,859	28,006
*Red Lion Hotels Corp.	8,648	68,060
#*Red Robin Gourmet Burgers, Inc.	8,100	164,430
Regal Entertainment Group	58,448	789,048
#Regis Corp.	31,963	653,643
#Rent-A-Center, Inc.	36,057	906,473
#*Rentrak Corp.	3,730	101,270
*Retail Ventures, Inc.	21,398	290,799
RG Barry Corp.	7,819	80,848
*Rick’s Cabaret International, Inc.	4,200	31,878
*Rocky Brands, Inc.	1,749	16,038
*Ross Stores, Inc.	43,988	2,594,852
#*Royal Caribbean Cruises, Ltd.	81,113	3,207,208
#*Ruby Tuesday, Inc.	36,154	437,463
*Ruth’s Hospitality Group, Inc.	17,386	79,280
Ryland Group, Inc. (The)	24,327	364,418

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Saga Communications, Inc.	1,158	$23,612
#*Saks, Inc.	89,741	999,715
*Salem Communications Corp.	6,564	21,070
#*Sally Beauty Holdings, Inc.	80,495	979,624
Scholastic Corp.	18,110	533,340
*Scientific Games Corp.	32,321	255,336
*Scripps Networks Interactive, Inc.	20,754	1,056,171
*Sealy Corp.	41,500	109,145
#*Sears Holdings Corp.	37,862	2,725,307
#*Select Comfort Corp.	15,100	125,481
Service Corp. International	131,110	1,085,591
*Shiloh Industries, Inc.	8,294	83,604
*Shoe Carnival, Inc.	6,777	155,193
*Shuffle Master, Inc.	22,976	216,204
*Shutterfly, Inc.	12,101	364,240
*Signet Jewelers, Ltd. ADR	46,262	1,627,497
*Silverleaf Resorts, Inc.	3,086	3,209
*Sinclair Broadcast Group, Inc. Class A	22,166	177,106
*Skechers U.S.A., Inc. Class A	19,355	376,261
Skyline Corp.	4,311	76,865
#*Smith & Wesson Holding Corp.	31,791	119,216
*Snap-On, Inc.	30,251	1,542,801
Sonesta International Hotels Corp. Class A	347	5,871
#*Sonic Automotive, Inc.	22,770	248,648
*Sonic Corp.	19,031	168,995
Sotheby’s Class A	28,900	1,266,976
Spartan Motors, Inc.	15,475	78,613
*Spectrum Group International, Inc.	385	651
Speedway Motorsports, Inc.	22,322	341,527
*Sport Chalet, Inc. Class A	2,817	5,888
*Sport Chalet, Inc. Class B	238	562
Stage Stores, Inc.	21,035	280,397
Standard Motor Products, Inc.	12,005	127,613
#*Standard Pacific Corp.	50,150	182,044
*Stanley Black & Decker, Inc.	51,202	3,172,988
*Stanley Furniture, Inc.	3,668	14,158
Staples, Inc.	97,190	1,989,479
*Starbucks Corp.	105,722	3,010,963
*Starwood Hotels & Resorts Worldwide, Inc.	26,096	1,412,837
*Stein Mart, Inc.	19,482	182,936
*Steiner Leisure, Ltd.	6,189	239,948
*Steinway Musical Instruments, Inc.	6,114	103,999
*Steven Madden, Ltd.	12,306	520,544
Stewart Enterprises, Inc.	48,183	267,897
*Stoneridge, Inc.	10,815	118,965
*Strattec Security Corp.	1,780	54,486
#Strayer Education, Inc.	3,602	503,668
Sturm Ruger & Co., Inc.	8,400	131,544
Superior Industries International, Inc.	14,600	262,070
*Syms Corp.	2,783	20,288
Systemax, Inc.	18,380	238,021
#*Talbots, Inc.	150	1,467
*Tandy Brands Accessories, Inc.	1,100	3,608
Tandy Leather Factory, Inc.	870	3,915
*Target Corp.	98,265	5,103,884
*Tempur-Pedic International, Inc.	16,906	583,257
*Tenneco, Inc.	26,450	862,799
#*Texas Roadhouse, Inc.	32,018	491,796
Thor Industries, Inc.	25,687	808,884
#Tiffany & Co.	24,000	1,272,000
*Timberland Co. Class A	18,950	397,571

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Time Warner Cable, Inc.	89,602	$5,185,268
*Time Warner, Inc.	220,816	7,178,728
*TJX Cos., Inc. (The)	65,550	3,008,090
*Toll Brothers, Inc.	85,705	1,537,548
*Town Sports International Holdings, Inc.	11,470	34,410
Tractor Supply Co.	31,802	1,259,359
*True Religion Apparel, Inc.	10,300	210,635
*TRW Automotive Holdings Corp.	44,768	2,045,450
*Tuesday Morning Corp.	27,700	132,683
Tupperware Corp.	26,710	1,196,875
*Ulta Salon Cosmetics & Fragrance, Inc.	21,433	657,779
#*Under Armour, Inc. Class A	15,040	702,067
*Unifi, Inc.	32,140	152,022
*Universal Electronics, Inc.	7,376	155,339
Universal Technical Institute, Inc.	10,000	193,500
#*Urban Outfitters, Inc.	28,800	886,176
*US Auto Parts Network, Inc.	12,797	102,248
V.F. Corp.	26,400	2,197,536
*Vail Resorts, Inc.	19,971	810,024
*Valassis Communications, Inc.	22,000	726,000
Value Line, Inc.	1,267	21,704
*Valuevision Media, Inc. Class A	7,287	17,270
*VCG Holding Corp.	300	549
Viacom, Inc. Class A	5,745	245,714
*Viacom, Inc. Class B	77,585	2,994,005
*Volcom, Inc.	12,700	218,059
*WABCO Holdings, Inc.	27,499	1,276,504
Walt Disney Co. (The)	356,203	12,862,490
*Warnaco Group, Inc.	24,230	1,286,855
*Warner Music Group Corp.	28,039	145,803
#*Washington Post Co.	3,267	1,313,824
#Weight Watchers International, Inc.	31,446	1,053,127
*Wells-Gardner Electronics Corp.	1,041	1,988
Wendy’s/Arby’s Group, Inc.	233,367	1,073,488
*West Marine, Inc.	11,411	111,942
#*Westwood One, Inc.	1,559	13,064
*Wet Seal, Inc. (The)	51,525	180,338
Weyco Group, Inc.	4,150	103,542
*Whirlpool Corp.	45,139	3,422,890
Wiley (John) & Sons, Inc. Class A	21,457	926,084
Wiley (John) & Sons, Inc. Class B	3,891	167,157
Williams Controls, Inc.	1,786	16,967
#Williams-Sonoma, Inc.	49,578	1,604,840
Winmark Corp.	1,269	41,775
*Winnebago Industries, Inc.	8,890	88,900
#*WMS Industries, Inc.	25,328	1,105,061
Wolverine World Wide, Inc.	29,488	858,691
#World Wrestling Entertainment, Inc.	11,700	161,928
*Wyndham Worldwide Corp.	77,920	2,240,200
#*Wynn Resorts, Ltd.	19,029	2,039,338
*Yum! Brands, Inc.	58,814	2,914,822
*Zale Corp.	4,900	12,544
*Zumiez, Inc.	17,356	455,074
Total Consumer Discretionary		399,789,901

Consumer Staples — (7.6%)
Alberto-Culver Co.	38,169	1,423,322
Alico, Inc.	3,814	97,638
*Alliance One International, Inc.	48,200	213,044
Altria Group, Inc.	266,544	6,775,548
Andersons, Inc. (The)	10,040	395,275

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Archer-Daniels-Midland Co.	151,200	$5,037,984
Arden Group, Inc. Class A	605	53,276
*Avon Products, Inc.	53,416	1,626,517
B&G Foods, Inc.	24,800	303,800
*BJ’s Wholesale Club, Inc.	28,157	1,174,992
*Boston Beer Co., Inc. Class A	3,797	271,827
Bridgford Foods Corp.	2,501	30,737
Brown-Forman Corp. Class A	7,475	454,480
#*Brown-Forman Corp. Class B	32,444	1,972,920
#Bunge, Ltd.	53,705	3,226,059
*Cagle’s, Inc. Class A	500	2,900
Calavo Growers, Inc.	6,373	139,760
#Cal-Maine Foods, Inc.	11,773	341,064
#*Campbell Soup Co.	23,390	847,887
Casey’s General Stores, Inc.	25,861	1,072,197
CCA Industries, Inc.	3,400	15,130
*Central European Distribution Corp.	33,855	845,359
*Central Garden & Pet Co.	11,250	116,437
*Central Garden & Pet Co. Class A	24,693	258,042
#*Chiquita Brands International, Inc.	31,971	424,255
#Church & Dwight Co., Inc.	16,581	1,091,859
*Clorox Co.	20,087	1,336,790
Coca-Cola Bottling Co.	3,787	201,923
Coca-Cola Co. (The)	279,300	17,126,676
*Coca-Cola Enterprises, Inc.	98,095	2,355,261
Coffee Holding Co., Inc.	300	1,179
*Colgate-Palmolive Co.	64,422	4,968,225
*ConAgra, Inc.	139,775	3,143,540
*Constellation Brands, Inc. Class A	78,425	1,547,325
*Constellation Brands, Inc. Class B	3,006	59,368
Corn Products International, Inc.	52,885	2,250,257
*Costco Wholesale Corp.	60,664	3,807,879
*Craft Brewers Alliance, Inc.	8,675	56,561
*CVS Caremark Corp.	273,950	8,251,374
*Darling International, Inc.	35,638	356,736
*Dean Foods Co.	40,130	417,352
Del Monte Foods Co.	106,494	1,527,124
#Diamond Foods, Inc.	12,171	537,958
#*Dole Food Co., Inc.	22,045	203,255
Dr Pepper Snapple Group, Inc.	95,427	3,487,857
*Elizabeth Arden, Inc.	16,320	333,744
*Energizer Holdings, Inc.	26,402	1,974,342
*Estee Lauder Cos., Inc.	19,957	1,420,340
Farmer Brothers Co.	8,109	133,069
#Flowers Foods, Inc.	39,380	1,003,402
*Fresh Del Monte Produce, Inc.	33,474	740,780
*General Mills, Inc.	87,480	3,283,999
Golden Enterprises, Inc.	2,386	7,969
#*Great Atlantic & Pacific Tea Co.	21,355	73,461
#*Green Mountain Coffee, Inc.	44,550	1,469,704
Griffin Land & Nurseries, Inc. Class A	2,294	56,432
H.J. Heinz Co.	41,133	2,020,042
#*Hain Celestial Group, Inc.	23,906	591,195
*Hansen Natural Corp.	34,291	1,756,042
*Harbinger Group, Inc.	4,059	20,944
*Heckmann Corp.	54,463	222,754
Herbalife, Ltd.	18,508	1,181,921
*Hershey Co. (The)	21,578	1,067,895
#*Hormel Foods Corp.	31,349	1,439,546
*HQ Sustainable Maritime Industries, Inc.	4,481	14,832
*IGI Labratories, Inc.	921	1,391

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
#Imperial Sugar Co.	6,013	$76,365
Ingles Markets, Inc.	7,111	130,558
Inter Parfums, Inc.	13,916	243,391
J & J Snack Foods Corp.	8,114	347,847
*J.M. Smucker Co.	47,587	3,058,892
*John B. Sanfilippo & Son, Inc.	3,524	47,292
#*Kellogg Co.	48,202	2,422,633
Kimberly-Clark Corp.	52,712	3,338,778
Kraft Foods, Inc.	328,406	10,597,662
*Kroger Co. (The)	92,825	2,042,150
#Lancaster Colony Corp.	12,510	623,999
Lance, Inc.	14,218	323,317
#*Lifeway Foods, Inc.	2,634	26,129
*Lorillard, Inc.	21,103	1,800,930
*Mannatech, Inc.	10,355	19,364
#McCormick & Co., Inc. (579780107)	1,899	84,524
*McCormick & Co., Inc. (579780206)	19,933	881,437
Mead Johnson Nutrition Co.	28,046	1,649,666
#*Medifast, Inc.	4,251	101,514
MGP Ingredients, Inc.	6,791	61,255
*Molson Coors Brewing Co.	75,737	3,577,059
Molson Coors Brewing Co. Class A	499	22,704
Nash-Finch Co.	6,681	279,934
National Beverage Corp.	17,480	249,964
*Natural Alternatives International, Inc.	2,394	16,423
*Nature’s Sunshine Products, Inc.	200	1,754
Nu Skin Enterprises, Inc. Class A	26,309	805,055
*Nutraceutical International Corp.	4,721	76,716
Oil-Dri Corp. of America	3,323	73,073
*Omega Protein Corp.	8,866	50,093
*Orchids Paper Products Co.	2,807	36,491
*Overhill Farms, Inc.	6,166	32,063
*Pantry, Inc.	12,500	243,125
*Parlux Fragrances, Inc.	10,321	26,835
*PepsiCo, Inc.	223,192	14,574,438
Philip Morris International, Inc.	255,696	14,958,216
*Physicians Formula Holdings, Inc.	4,966	17,778
*Pilgrim’s Pride Corp.	11,600	70,760
*Prestige Brands Holdings, Inc.	27,061	290,906
PriceSmart, Inc.	12,817	375,923
*Procter & Gamble Co. (The)	373,178	23,722,925
*Ralcorp Holdings, Inc.	27,035	1,677,792
*Reddy Ice Holdings, Inc.	6,400	22,336
Reliv’ International, Inc.	2,740	5,370
*Revlon, Inc.	18,943	216,329
Reynolds American, Inc.	35,399	2,297,395
Rocky Mountain Chocolate Factory, Inc.	2,773	26,621
#Ruddick Corp.	23,810	830,969
Safeway, Inc.	159,943	3,662,695
Sanderson Farms, Inc.	12,004	503,928
#*Sara Lee Corp.	99,418	1,424,660
Schiff Nutrition International, Inc.	6,140	49,611
*Seneca Foods Corp.	3,881	89,651
*Seneca Foods Corp. Class B	599	13,813
*Smart Balance, Inc.	39,831	141,798
*Smithfield Foods, Inc.	88,845	1,488,154
Spartan Stores, Inc.	12,068	180,417
*Spectrum Brands Holdings, Inc.	9,471	268,503
#*SUPERVALU, Inc.	105,556	1,138,949
*Susser Holdings Corp.	9,198	125,737
Sysco Corp.	77,865	2,293,903

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Tasty Baking Co.	6,492	$41,029
*Tofutti Brands, Inc.	456	1,072
#Tootsie Roll Industries, Inc.	15,780	414,225
#*TreeHouse Foods, Inc.	19,521	911,631
*Tyson Foods, Inc. Class A	122,387	1,903,118
*United Natural Foods, Inc.	19,475	696,426
United-Guardian, Inc.	1,222	16,375
#Universal Corp.	12,420	514,685
*USANA Health Sciences, Inc.	4,467	196,191
#Vector Group, Ltd.	18,035	337,254
Village Super Market, Inc.	2,478	72,358
*Walgreen Co.	125,970	4,267,864
*Wal-Mart Stores, Inc.	499,081	27,035,218
WD-40 Co.	7,125	262,841
Weis Markets, Inc.	14,999	584,361
*Whole Foods Market, Inc.	66,900	2,659,275
*Winn-Dixie Stores, Inc.	28,753	192,645
Total Consumer Staples		242,607,890

Energy — (8.6%)
*Abraxas Petroleum Corp.	3,201	9,859
Adams Resources & Energy, Inc.	1,679	32,908
*Allis-Chalmers Energy, Inc.	32,700	168,078
Alon USA Energy, Inc.	24,400	138,348
*Alpha Natural Resources, Inc.	47,433	2,142,549
*American Oil & Gas, Inc.	17,592	151,995
*Anadarko Petroleum Corp.	85,902	5,288,986
*Apache Corp.	67,655	6,834,508
*Approach Resources, Inc.	11,125	171,881
Arch Coal, Inc.	41,396	1,017,928
*Atlas Energy, Inc.	35,178	1,024,383
#*ATP Oil & Gas Corp.	24,599	353,242
*Atwood Oceanics, Inc.	32,125	1,044,384
*Baker Hughes, Inc.	92,642	4,292,104
*Barnwell Industries, Inc.	1,570	4,647
*Basic Energy Services, Inc.	21,905	242,269
#Berry Petroleum Corp. Class A	28,192	964,448
*Bill Barrett Corp.	25,532	963,833
#*BioFuel Energy Corp.	3,800	8,588
*Bolt Technology Corp.	4,002	44,462
#*BPZ Resources, Inc.	44,995	167,381
*Brigham Exploration Co.	46,536	981,444
*Bristow Group, Inc.	19,700	763,966
*Bronco Drilling Co., Inc.	11,400	48,108
*Cabot Oil & Gas Corp.	38,100	1,104,138
*Cal Dive International, Inc.	45,547	230,468
*Callon Petroleum Co.	7,300	35,989
*Cameron International Corp.	32,501	1,421,919
CARBO Ceramics, Inc.	10,000	837,700
*Carrizo Oil & Gas, Inc.	14,545	343,553
#*Cheniere Energy, Inc.	19,519	64,022
Chesapeake Energy Corp.	128,026	2,778,164
*Chevron Corp.	383,192	31,655,491
Cimarex Energy Co.	46,740	3,587,295
*Clayton Williams Energy, Inc.	5,921	353,602
*Complete Production Services, Inc.	40,500	948,915
#*Comstock Resources, Inc.	23,457	524,264
*Concho Resources, Inc.	30,896	2,121,628
*ConocoPhillips	284,161	16,879,163
*Consol Energy, Inc.	35,068	1,289,100
*Contango Oil & Gas Co.	8,730	459,111

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Continental Resources, Inc.	9,800	$465,794
*CREDO Petroleum Corp.	4,696	37,568
*Crimson Exploration, Inc.	3,654	10,852
*Crosstex Energy, Inc.	34,800	282,228
*CVR Energy, Inc.	44,787	426,372
*Dawson Geophysical Co.	4,275	106,191
Delek US Holdings, Inc.	23,039	169,337
#*Delta Petroleum Corp.	2,800	2,050
*Denbury Resources, Inc.	160,294	2,728,204
Devon Energy Corp.	103,309	6,717,151
DHT Holdings, Inc.	24,709	106,249
#*Diamond Offshore Drilling, Inc.	16,800	1,111,488
*Double Eagle Petroleum Co.	3,662	15,600
*Dresser-Rand Group, Inc.	36,129	1,236,334
*Dril-Quip, Inc.	15,908	1,099,243
*El Paso Corp.	118,345	1,569,255
*Energy Partners, Ltd.	20,781	232,124
*ENGlobal Corp.	10,336	29,871
*EOG Resources, Inc.	46,284	4,430,304
*Evolution Petroleum Corp.	9,772	58,046
#EXCO Resources, Inc.	35,979	533,569
*Exterran Holdings, Inc.	34,674	872,745
*Exxon Mobil Corp.	580,228	38,567,755
*FieldPoint Petroleum Corp.	1,414	4,086
#*FMC Technologies, Inc.	19,869	1,432,555
#*Forest Oil Corp.	45,826	1,408,233
Frontier Oil Corp.	57,500	761,875
*FX Energy, Inc.	12,372	59,386
#General Maritime Corp.	28,025	107,616
#*Geokinetics, Inc.	5,763	39,304
*GeoMet, Inc.	4,840	3,562
*GeoResources, Inc.	10,200	175,440
*Global Industries, Ltd.	63,800	369,402
*GMX Resources, Inc.	3,271	14,654
#*Goodrich Petroleum Corp.	12,313	167,949
*Gran Tierra Energy, Inc.	123,612	922,146
#*Green Plains Renewable Energy, Inc.	15,092	167,823
Gulf Island Fabrication, Inc.	7,029	160,542
*Gulfmark Offshore, Inc.	14,032	415,488
*Gulfport Energy Corp.	19,895	331,451
*Halliburton Co.	112,866	3,595,911
*Harvest Natural Resources, Inc.	26,700	333,216
*Helix Energy Solutions Group, Inc.	54,466	691,174
*Helmerich & Payne, Inc.	69,950	2,992,461
*Hercules Offshore, Inc.	44,596	105,247
Hess Corp.	56,385	3,553,947
*HKN, Inc.	3,600	13,248
Holly Corp.	23,061	754,787
#*Hornbeck Offshore Services, Inc.	14,100	313,584
#Houston American Energy Corp.	7,718	108,438
*International Coal Group, Inc.	113,774	639,410
#*ION Geophysical Corp.	64,603	315,909
*James River Coal Co.	11,861	205,314
*Key Energy Services, Inc.	66,700	656,995
#*Kodiak Oil & Gas Corp.	8,600	35,432
#*L&L Energy, Inc.	12,496	102,092
Lufkin Industries, Inc.	12,920	631,142
*Magnum Hunter Resources Corp.	10,100	48,278
*Marathon Oil Corp.	142,196	5,057,912
#*Mariner Energy, Inc.	48,598	1,211,062
Massey Energy Co.	27,187	1,143,757

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Matrix Service Co.	13,691	$124,314
*McMoran Exploration Co.	300	5,052
*Mexco Energy Corp.	311	1,860
*Mitcham Industries, Inc.	4,796	41,725
*Murphy Oil Corp.	48,176	3,139,148
*Nabors Industries, Ltd.	119,229	2,491,886
National-Oilwell, Inc.	76,023	4,086,996
*Natural Gas Services Group, Inc.	6,301	99,241
*New Concept Energy, Inc.	139	461
*Newfield Exploration Co.	60,464	3,604,864
*Newpark Resources, Inc.	50,105	294,617
*Noble Energy, Inc.	32,150	2,619,582
#*Northern Oil & Gas, Inc.	9,888	194,596
Occidental Petroleum Corp.	108,874	8,560,763
*Oceaneering International, Inc.	16,033	991,962
*Oil States International, Inc.	32,664	1,669,784
#Overseas Shipholding Group, Inc.	14,858	496,703
*OYO Geospace Corp.	2,581	156,434
Panhandle Oil & Gas, Inc.	3,684	90,995
*Parker Drilling Co.	61,558	260,390
#*Patriot Coal Corp.	44,060	594,369
Patterson-UTI Energy, Inc.	85,998	1,669,221
*Peabody Energy Corp.	37,530	1,985,337
Penn Virginia Corp.	21,875	324,188
*Petrohawk Energy Corp.	87,950	1,496,030
*Petroleum Development Corp.	12,000	374,520
*PetroQuest Energy, Inc.	28,777	160,576
*PHI, Inc. Non-Voting	5,880	102,724
*PHI, Inc. Voting	365	6,063
*Pioneer Drilling Co.	30,175	185,878
Pioneer Natural Resources Co.	46,607	3,253,169
*Plains Exploration & Production Co.	54,094	1,507,600
*PostRock Energy Corp.	304	1,237
*Pride International, Inc.	64,368	1,951,638
*QEP Resources, Inc.	64,160	2,119,205
*Quicksilver Resources, Inc.	76,072	1,138,798
Range Resources Corp.	32,765	1,225,083
*REX American Resources Corp.	7,500	124,425
#*Rex Energy Corp.	16,512	203,428
*Rosetta Resources, Inc.	23,044	550,982
*Rowan Cos., Inc.	47,299	1,556,137
#*Royale Energy, Inc.	400	808
RPC, Inc.	42,459	934,523
#*SandRidge Energy, Inc.	137,323	751,157
*Schlumberger, Ltd.	204,389	14,284,747
*SEACOR Holdings, Inc.	11,800	1,118,050
#*Seahawk Drilling, Inc.	4,085	41,177
SM Energy Co.	36,039	1,502,106
Southern Union Co.	68,200	1,713,866
*Southwestern Energy Co.	38,025	1,287,146
#*Spectra Energy Corp.	86,743	2,061,881
#*Stone Energy Corp.	23,352	364,992
*Sunoco, Inc.	68,759	2,576,400
*Superior Energy Services, Inc.	44,000	1,215,280
*Swift Energy Corp.	20,535	654,040
*T-3 Energy Services, Inc.	7,100	237,637
Teekay Corp.	40,499	1,287,868
*Tesoro Petroleum Corp.	79,634	1,032,057
*Tetra Technologies, Inc.	36,330	354,581
*TGC Industries, Inc.	7,175	26,548
Tidewater, Inc.	28,508	1,315,074

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Toreador Resources Corp.	7,438	$102,347
*Ultra Petroleum Corp.	21,000	864,150
*Union Drilling, Inc.	11,528	52,683
*Unit Corp.	23,700	929,751
#*Uranium Energy Corp.	6,700	25,929
*Uranium Resources, Inc.	6,850	8,974
#*USEC, Inc.	60,982	327,473
*VAALCO Energy, Inc.	27,378	160,983
*Valero Energy Corp.	236,974	4,253,683
#*Venoco, Inc.	24,405	377,789
*Verenium Corp.	166	636
#*Voyager Oil & Gas, Inc.	1,806	6,321
W&T Offshore, Inc.	38,870	422,906
*Warren Resources, Inc.	36,800	153,824
*Western Refining, Inc.	46,336	308,134
*Westmoreland Coal Co.	3,366	35,747
*Whiting Petroleum Corp.	20,722	2,081,318
*Willbros Group, Inc.	18,770	166,302
*Williams Cos., Inc. (The)	77,795	1,674,148
World Fuel Services Corp.	25,586	722,293
Total Energy		276,251,289

Financials — (14.4%)
*1st Constitution Bancorp	1,072	8,362
1st Source Corp.	13,107	231,601
*1st United Bancorp, Inc.	10,255	61,735
21st Century Holding Co.	2,688	9,569
Abington Bancorp, Inc.	12,718	136,591
Access National Corp.	3,674	23,054
Advance America Cash Advance Centers, Inc.	29,220	145,808
*Advanta Corp. Class A	2,785	20
*Affiliated Managers Group, Inc.	14,074	1,204,875
*Affirmative Insurance Holdings, Inc.	4,752	17,582
*Aflac, Inc.	65,898	3,683,039
*Allegheny Corp.	4,749	1,426,980
#Alliance Bancorp, Inc. of Pennsylvania	167	1,242
Alliance Financial Corp.	1,206	36,747
Allied World Assurance Co. Holdings, Ltd.	27,100	1,550,391
*Allstate Corp. (The)	135,104	4,119,321
*Alterra Capital Holdings, Ltd.	33,703	680,801
*Altisource Portfolio Solutions SA	8,893	232,641
*Amcore Financial, Inc.	4,080	12
Ameriana Bancorp	456	2,029
*American Capital, Ltd.	183,225	1,278,910
American Equity Investment Life Holding Co.	30,423	330,090
*American Express Co.	170,473	7,067,811
American Financial Group, Inc.	76,144	2,328,484
*American Independence Corp.	1,861	9,007
American National Bankshares, Inc.	2,979	67,862
American National Insurance Co.	13,017	1,021,053
*American River Bankshares	2,192	12,692
*American Safety Insurance Holdings, Ltd.	5,121	95,097
*American Spectrum Realty, Inc.	642	8,744
*Ameriprise Financial, Inc.	45,972	2,376,293
*Ameris Bancorp	12,272	113,761
*AMERISAFE, Inc.	10,087	192,561
*AmeriServe Financial, Inc.	6,944	11,110
AmTrust Financial Services, Inc.	31,462	470,986
*AON Corp.	38,610	1,534,747
*Arch Capital Group, Ltd.	21,747	1,878,723
Argo Group International Holdings, Ltd.	17,339	601,490

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Arrow Financial Corp.	5,791	$141,242
Aspen Insurance Holdings, Ltd.	44,574	1,264,564
*Asset Acceptance Capital Corp.	14,775	85,399
Associated Banc-Corp.	95,376	1,208,414
*Assurant, Inc.	45,026	1,780,328
Assured Guaranty, Ltd.	68,188	1,298,981
Asta Funding, Inc.	7,412	61,001
#Astoria Financial Corp.	53,220	660,992
*Atlantic American Corp.	2,737	4,735
*Atlantic Coast Federal Corp.	1,971	3,331
Auburn National Bancorporation, Inc.	110	2,262
*Avatar Holdings, Inc.	5,834	106,412
Axis Capital Holdings, Ltd.	66,170	2,250,442
*B of I Holding, Inc.	5,019	64,544
Baldwin & Lyons, Inc.	442	10,100
Baldwin & Lyons, Inc. Class B	5,442	136,050
BancFirst Corp.	9,839	404,383
Bancorp Rhode Island, Inc.	1,761	51,227
*Bancorp, Inc.	13,669	102,381
#BancorpSouth, Inc.	38,534	508,263
#*BancTrust Financial Group, Inc.	8,405	24,543
Bank Mutual Corp.	25,820	124,452
*Bank of America Corp.	1,763,982	20,179,954
Bank of Commerce Holdings	2,556	9,841
*Bank of Granite Corp.	1,286	1,055
#Bank of Hawaii Corp.	21,455	926,641
Bank of Kentucky Financial Corp.	664	11,786
*Bank of New York Mellon Corp. (The)	221,975	5,562,693
Bank of the Ozarks, Inc.	7,800	296,478
BankFinancial Corp.	11,771	107,705
Banner Corp.	8,438	14,007
Bar Harbor Bankshares	1,851	50,329
*BB&T Corp.	129,278	3,026,398
BCB Bancorp, Inc.	1,751	15,286
*BCSB Bancorp, Inc.	552	5,553
*Beach First National Bancshares, Inc.	1,100	11
Beacon Federal Bancorp, Inc.	2,096	23,727
*Beneficial Mutual Bancorp, Inc.	44,602	327,379
*Berkshire Bancorp, Inc.	1,000	4,690
*Berkshire Hathaway, Inc.	103,135	8,205,421
Berkshire Hills Bancorp, Inc.	7,155	138,378
BGC Partners, Inc. Class A	14,700	102,018
BlackRock, Inc.	7,870	1,345,691
*BNCCORP, Inc.	409	777
BOK Financial Corp.	26,356	1,218,438
Boston Private Financial Holdings, Inc.	40,388	230,615
Bridge Bancorp, Inc.	972	22,628
*Bridge Capital Holdings	1,427	12,829
Brookline Bancorp, Inc.	33,717	328,404
Brooklyn Federal Bancorp, Inc.	2,293	4,013
#Brown & Brown, Inc.	57,580	1,283,458
*Brunswick Bancorp	40	251
Bryn Mawr Bank Corp.	6,034	100,828
C&F Financial Corp.	721	13,519
*Cadence Financial Corp.	2,507	6,242
Calamos Asset Management, Inc.	9,525	114,205
California First National Bancorp	2,174	28,653
#*Camco Financial Corp.	900	1,836
Camden National Corp.	4,071	139,391
*Cape Bancorp, Inc.	3,633	31,571
Capital Bank Corp.	988	1,610

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Capital City Bank Group, Inc.	8,646	$103,320
*Capital One Financial Corp.	113,196	4,218,815
Capital Properties, Inc.	300	2,779
—Capital Properties, Inc. Class B	300	—
Capital Southwest Corp.	1,861	179,828
CapitalSource, Inc.	175,187	1,070,393
*Capitol Bancorp, Ltd.	5,585	6,367
#Capitol Federal Financial	22,515	526,851
Cardinal Financial Corp.	15,559	155,434
*Cardtronics, Inc.	13,993	237,181
*Carolina Bank Holdings, Inc.	900	2,565
Carrollton Bancorp	331	1,820
Carver Bancorp, Inc.	200	460
Cash America International, Inc.	16,500	581,295
Cathay General Bancorp	41,465	563,924
*CB Richard Ellis Group, Inc.	53,614	983,817
Center Bancorp, Inc.	6,750	51,232
*Center Financial Corp.	21,242	110,883
CenterState Banks of Florida, Inc.	12,576	93,062
Central Bancorp, Inc.	62	851
*Central Jersey Bancorp	1,319	9,853
#*Central Pacific Financial Corp.	5,963	9,064
Central Virginia Bankshares, Inc.	357	339
*Centrue Financial Corp.	1,244	1,717
Century Bancorp, Inc. Class A	1,248	29,646
CFS Bancorp, Inc.	1,100	5,720
*Charles Schwab Corp. (The)	140,897	2,169,814
Charter Financial Corp.	1,425	11,827
Chemical Financial Corp.	15,110	306,431
*Chicopee Bancorp, Inc.	3,096	36,688
Chubb Corp.	64,956	3,768,747
#Cincinnati Financial Corp.	67,456	1,985,905
*CIT Group, Inc.	50,546	2,190,158
*Citigroup, Inc.	3,746,359	15,622,317
*Citizens Community Bancorp, Inc.	1,300	5,558
*Citizens First Bancorp, Inc.	1,040	73
#Citizens Holding Co.	772	14,413
*Citizens Republic Bancorp, Inc.	2,800	1,932
Citizens South Banking Corp.	2,683	12,475
*Citizens, Inc.	25,488	176,377
#City Holding Co.	8,497	269,355
#City National Corp.	28,457	1,467,527
CKX Lands, Inc.	485	5,262
Clifton Savings Bancorp, Inc.	13,641	114,448
CME Group, Inc.	12,099	3,504,475
*CNA Financial Corp.	107,100	2,968,812
*CNA Surety Corp.	28,827	554,920
CNB Financial Corp.	1,300	18,057
*CNO Financial Group, Inc.	140,180	762,579
CoBiz Financial, Inc.	20,311	98,305
Codorus Valley Bancorp, Inc.	1,029	9,642
Cohen & Steers, Inc.	13,776	345,364
*Colonial Financial Services, Inc.	1,027	10,270
#*Colony Bankcorp, Inc.	1,337	5,188
Columbia Banking System, Inc.	14,538	264,737
#Comerica, Inc.	73,814	2,641,065
Comm Bancorp, Inc.	300	11,778
Commerce Bancshares, Inc.	42,474	1,564,742
Commercial National Financial Corp.	675	10,847
*Commonwealth Bankshares, Inc.	1,891	4,066
#Community Bank System, Inc.	18,721	437,510

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Community Bankers Trust Corp.	2,083	$2,208
*Community Capital Corp.	774	2,562
*Community Central Bank Corp.	200	120
Community Trust Bancorp, Inc.	8,358	228,257
*Community West Bancshares	983	3,342
*CompuCredit Holdings Corp.	34,825	196,065
Consolidated-Tokoma Land Co.	2,706	71,087
*Consumer Portfolio Services, Inc.	2,900	2,581
#*Cowen Group, Inc.	5,200	18,200
*Crawford & Co. Class A	4,758	10,039
*Crawford & Co. Class B	6,660	17,050
*Credit Acceptance Corp.	11,557	679,667
*Crescent Financial Corp.	2,580	5,599
Cullen Frost Bankers, Inc.	30,595	1,604,402
#CVB Financial Corp.	55,388	421,503
Danvers Bancorp, Inc.	11,206	168,426
#*Dearborn Bancorp, Inc.	1,024	1,853
Delphi Financial Group, Inc. Class A	27,044	732,081
Diamond Hill Investment Group, Inc.	877	67,161
Dime Community Bancshares, Inc.	19,279	281,281
*Discover Financial Services	230,110	4,061,442
*Dollar Financial Corp.	11,182	279,774
Donegal Group, Inc. Class A	11,025	152,696
Donegal Group, Inc. Class B	2,067	37,206
Duff & Phelps Corp.	9,603	133,866
*E*Trade Financial Corp.	15,943	227,985
East West Bancorp, Inc.	81,620	1,438,961
Eastern Insurance Holdings, Inc.	4,542	50,552
Eastern Virginia Bankshares, Inc.	721	2,617
Eaton Vance Corp.	19,847	570,998
ECB Bancorp, Inc.	815	11,125
*eHealth, Inc.	10,439	141,031
EMC Insurance Group, Inc.	6,800	143,752
Employers Holdings, Inc.	22,891	370,605
*Encore Bancshares, Inc.	5,282	40,724
*Encore Capital Group, Inc.	13,200	268,224
Endurance Specialty Holdings, Ltd.	30,848	1,277,107
*Enstar Group, Ltd.	7,612	610,406
Enterprise Bancorp, Inc.	2,503	28,759
Enterprise Financial Services Corp.	7,132	70,393
Epoch Holding Corp.	5,789	77,167
Erie Indemnity Co.	20,956	1,198,264
ESB Financial Corp.	5,384	77,476
ESSA Bancorp, Inc.	8,421	106,526
Evans Bancorp, Inc.	1,095	15,330
Evercore Partners, Inc. Class A	7,214	219,017
Everest Re Group, Ltd.	30,100	2,536,828
*EzCorp, Inc.	20,104	431,834
F.N.B. Corp.	63,979	543,822
Farmers Capital Bank Corp.	1,757	7,906
FBL Financial Group, Inc. Class A	15,593	407,913
Federal Agricultural Mortgage Corp.	5,758	67,772
Federal Agricultural Mortgage Corp. Class A	110	1,180
*Federated Investors, Inc.	34,150	850,676
Fidelity Bancorp, Inc.	209	1,207
Fidelity National Financial, Inc.	112,356	1,504,447
*Fidelity Southern Corp.	2,685	18,448
Fifth Third Bancorp	333,658	4,190,744
Financial Institutions, Inc.	5,678	102,488
*First Acceptance Corp.	9,100	16,926
First Advantage Bancorp	973	10,703

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First American Financial Corp.	44,643	$626,788
First Bancorp	8,931	119,586
First Bancorp of Indiana, Inc.	96	984
First Bancorp, Inc.	3,628	50,357
*First Bancshares, Inc.	200	1,389
First Busey Corp.	35,224	163,439
First Business Financial Services, Inc.	893	9,153
*First California Financial Group, Inc.	1,578	3,882
*First Cash Financial Services, Inc.	12,529	364,218
First Citizens BancShares, Inc.	5,696	1,063,899
First Commonwealth Financial Corp.	44,902	261,330
First Community Bancshares, Inc.	9,415	126,726
First Defiance Financial Corp.	3,412	38,010
*First Federal Bancshares of Arkansas, Inc.	2,803	5,270
*First Federal of Northern Michigan Bancorp, Inc.	200	518
First Financial Bancorp	33,710	567,676
#First Financial Bankshares, Inc.	9,105	430,302
First Financial Corp.	7,154	209,111
First Financial Holdings, Inc.	7,838	81,907
First Financial Northwest, Inc.	8,555	32,680
*First Financial Service Corp.	917	4,457
*First Franklin Corp.	197	2,795
#*First Horizon National Corp.	124,696	1,258,183
#First M&F Corp.	1,977	7,908
*First Marblehead Corp. (The)	51,399	114,620
*First Mariner Bancorp, Inc.	200	144
First Merchants Corp.	13,299	110,648
First Mercury Financial Corp.	9,000	146,700
First Midwest Bancorp, Inc.	41,354	442,901
#First Niagara Financial Group, Inc.	110,739	1,312,257
#First Pactrust Bancorp, Inc.	1,914	22,011
*First Place Financial Corp.	9,209	30,482
*First Regional Bancorp	2,891	29
First Security Group, Inc.	2,265	3,737
First South Bancorp, Inc.	4,472	44,899
#First United Corp.	1,938	8,120
First West Virginia Bancorp, Inc.	247	3,779
Firstbank Corp.	1,139	5,525
*FirstCity Financial Corp.	4,438	37,501
FirstMerit Corp.	53,786	924,043
*Flagstar Bancorp, Inc.	1,940	2,522
Flagstone Reinsurance Holdings SA	42,428	462,465
Flushing Financial Corp.	16,649	218,934
#*FNB United Corp.	1,515	758
#*Forest City Enterprises, Inc. Class A	72,570	1,058,796
*Forest City Enterprises, Inc. Class B	4,615	66,641
*Forestar Group, Inc.	17,440	298,224
*Fox Chase Bancorp, Inc.	8,280	80,730
*FPIC Insurance Group, Inc.	7,488	265,225
Franklin Resources, Inc.	38,219	4,383,719
Fulton Financial Corp.	107,738	1,006,273
*GAINSCO, Inc.	513	5,951
Gallagher (Arthur J.) & Co.	44,821	1,262,159
GAMCO Investors, Inc.	2,874	123,122
*Genworth Financial, Inc.	183,800	2,084,292
German American Bancorp, Inc.	5,957	100,673
GFI Group, Inc.	66,414	318,123
Glacier Bancorp, Inc.	40,053	520,689
*Global Indemnity P.L.C.	9,159	154,604
*Goldman Sachs Group, Inc. (The)	94,871	15,269,487
Great Southern Bancorp, Inc.	7,343	165,144

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Greene Bancshares, Inc.	5,781	$22,315
#Greenhill & Co., Inc.	6,421	498,719
*Greenlight Capital Re, Ltd.	16,227	463,443
GS Financial Corp.	400	4,056
*Guaranty Bancorp	9,374	15,373
*Guaranty Federal Bancshares, Inc.	909	4,445
*Hallmark Financial Services, Inc.	10,489	93,772
Hampden Bancorp, Inc.	543	5,533
#Hancock Holding Co.	19,556	614,450
Hanover Insurance Group, Inc.	26,743	1,210,121
Harleysville Group, Inc.	14,929	512,513
Harleysville Savings Financial Corp.	1,402	20,862
*Harrington West Financial Group, Inc.	979	11
*Harris & Harris Group, Inc.	15,200	63,384
*Hartford Financial Services Group, Inc.	100,135	2,401,237
Hawthorn Bancshares, Inc.	1,093	10,853
HCC Insurance Holdings, Inc.	59,873	1,585,437
Heartland Financial USA, Inc.	8,208	126,814
*Heritage Commerce Corp.	7,489	28,159
*Heritage Financial Corp.	4,172	56,364
#Heritage Financial Group	2,538	20,938
HF Financial Corp.	1,496	15,469
*HFF, Inc.	4,200	41,286
*Hilltop Holdings, Inc.	30,655	306,243
Hingham Institution for Savings	378	15,120
*HMN Financial, Inc.	989	2,987
*Home Bancorp, Inc.	3,176	42,654
Home Bancshares, Inc.	14,692	302,214
Home Federal Bancorp, Inc.	8,692	104,652
*Homeowners Choice, Inc.	943	6,592
HopFed Bancorp, Inc.	882	7,956
Horace Mann Educators Corp.	21,600	403,704
Horizon Bancorp	555	14,014
#*Horizon Financial Corp.	3,875	23
*Hudson City Bancorp, Inc.	262,331	3,056,156
Hudson Valley Holding Corp.	1,730	33,822
Huntington Bancshares, Inc.	297,465	1,686,627
IBERIABANK Corp.	14,926	776,898
Independence Holding Co.	6,009	50,836
Independent Bank Corp.	11,513	270,440
Indiana Community Bancorp	559	7,762
Infinity Property & Casualty Corp.	7,832	405,306
#*Integra Bank Corp.	2,485	1,761
*Interactive Brokers Group, Inc.	23,184	434,004
*IntercontinentalExchange, Inc.	11,941	1,371,663
*Intergroup Corp. (The)	200	4,650
#*International Assets Holding Corp.	9,353	206,234
International Bancshares Corp.	33,505	573,941
#*Intervest Bancshares Corp.	1,800	4,140
*Invesco, Ltd.	171,602	3,946,846
*Investment Technology Group, Inc.	22,447	319,645
*Investors Bancorp, Inc.	82,777	993,324
*Investors Capital Holdings, Ltd.	1,399	5,806
Investors Title Co.	728	23,580
#*Janus Capital Group, Inc.	83,589	882,700
#Jefferies Group, Inc.	83,214	1,991,311
Jefferson Bancshares, Inc.	1,271	4,461
JMP Group, Inc.	8,398	55,847
Jones Lang LaSalle, Inc.	19,136	1,493,756
*JPMorgan Chase & Co.	800,949	30,139,711
KBW, Inc.	18,200	460,460

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Kearny Financial Corp.	33,833	$295,362
Kentucky First Federal Bancorp	936	8,845
*KeyCorp	355,056	2,907,909
#K-Fed Bancorp	6,117	46,061
*Knight Capital Group, Inc.	52,991	690,473
*LaBranche & Co., Inc.	18,403	59,810
Lake Shore Bancorp, Inc.	125	1,062
Lakeland Bancorp, Inc.	12,436	115,282
Lakeland Financial Corp.	8,604	163,390
Landmark Bancorp, Inc.	874	13,503
Legacy Bancorp, Inc.	3,487	26,710
*Legg Mason, Inc.	64,722	2,008,324
*Leucadia National Corp.	97,189	2,470,544
#Life Partners Holdings, Inc.	3,630	67,373
*Lincoln National Corp.	127,760	3,127,565
LNB Bancorp, Inc.	5,679	27,373
*Loews Corp.	72,759	2,872,525
*Louisiana Bancorp, Inc.	2,100	30,387
LSB Corp.	914	19,194
LSB Financial Corp.	259	2,655
#*M&T Bank Corp.	49,982	3,736,154
#*Macatawa Bank Corp.	100	188
*Magyar Bancorp, Inc.	211	743
Maiden Holdings, Ltd.	36,515	279,340
MainSource Financial Group, Inc.	10,799	89,308
*Markel Corp.	4,548	1,523,671
*Market Leader, Inc.	2,600	5,070
MarketAxess Holdings, Inc.	14,921	271,115
*Marlin Business Services Corp.	6,724	81,831
*Marsh & McLennan Cos., Inc.	67,861	1,695,168
*Marshall & Ilsley Corp.	269,393	1,592,113
*Maui Land & Pineapple Co., Inc.	2,542	11,185
Mayflower Bancorp, Inc.	100	970
MB Financial, Inc.	27,263	405,946
*MBIA, Inc.	131,236	1,471,156
#*MBT Financial Corp.	3,390	6,543
MCG Capital Corp.	42,003	265,879
Meadowbrook Insurance Group, Inc.	30,545	263,603
Medallion Financial Corp.	8,800	70,664
*Mercantile Bancorp, Inc.	2,368	4,239
Mercantile Bank Corp.	1,703	7,102
Mercer Insurance Group, Inc.	2,735	50,187
Merchants Bancshares, Inc.	2,788	71,958
Mercury General Corp.	29,703	1,261,783
*Meridian Interstate Bancorp, Inc.	11,236	119,214
Meta Financial Group, Inc.	908	11,604
*MetLife, Inc.	164,674	6,641,302
*Metro Bancorp, Inc.	6,446	65,169
*MetroCorp Bancshares, Inc.	3,008	9,746
*MF Global Holdings, Ltd.	82,380	645,035
*MGIC Investment Corp.	108,040	952,913
MicroFinancial, Inc.	2,918	11,789
*Mid Penn Bancorp, Inc.	497	3,479
MidSouth Bancorp, Inc.	3,992	54,850
*Midwest Banc Holdings, Inc.	5,564	11
MidWestOne Financial Group, Inc.	3,034	44,630
Monroe Bancorp	1,119	12,757
Montpelier Re Holdings, Ltd.	39,616	725,765
#*Moody’s Corp.	39,228	1,061,510
*Morgan Stanley	252,506	6,279,824
*MSCI, Inc.	24,528	879,329

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
MutualFirst Financial, Inc.	1,347	$10,897
*Nara Bancorp, Inc.	17,890	140,258
*NASDAQ OMX Group, Inc. (The)	81,670	1,716,703
*National Financial Partners Corp.	23,410	323,058
National Interstate Corp.	10,331	221,807
National Penn Bancshares, Inc.	69,401	450,412
National Security Group, Inc.	212	2,489
National Western Life Insurance Co. Class A	765	122,408
Naugatuck Valley Financial Corp.	57	284
*Navigators Group, Inc. (The)	10,900	501,073
NBT Bancorp, Inc.	21,064	464,461
Nelnet, Inc. Class A	20,589	462,635
*Neostem, Inc.	16,820	31,622
*New Century Bancorp, Inc.	300	1,191
New England Bancshares, Inc.	1,080	7,819
New Hampshire Thrift Bancshares, Inc.	2,369	27,788
New Westfield Financial, Inc.	15,550	131,398
#New York Community Bancorp, Inc.	177,852	3,011,034
NewAlliance Bancshares, Inc.	55,194	711,451
*NewBridge Bancorp	5,140	20,303
*Newport Bancorp, Inc.	900	10,764
*NewStar Financial, Inc.	27,600	210,036
North Central Bancshares, Inc.	200	2,715
*North Valley Bancorp	1,261	2,106
Northeast Bancorp	200	2,613
Northeast Community Bancorp, Inc.	3,456	20,667
Northern Trust Corp.	36,897	1,831,198
#Northfield Bancorp, Inc.	22,714	257,804
Northrim Bancorp, Inc.	2,476	42,216
Northwest Bancshares, Inc.	61,921	702,184
Norwood Financial Corp.	740	20,720
NYMAGIC, Inc.	3,500	89,845
NYSE Euronext, Inc.	108,104	3,312,307
Ocean Shore Holding Co.	3,408	37,488
OceanFirst Financial Corp.	10,327	123,304
*Ocwen Financial Corp.	54,507	470,395
Ohio Valley Banc Corp.	662	13,227
Old National Bancorp	47,949	453,598
*Old Republic International Corp.	130,586	1,723,735
#Old Second Bancorp, Inc.	5,068	9,984
OneBeacon Insurance Group, Ltd.	15,735	221,549
*Oppenheimer Holdings, Inc. Class A	4,108	104,549
*optionsXpress Holdings, Inc.	24,306	388,167
Oriental Financial Group, Inc.	25,172	333,026
Oritani Financial Corp.	26,412	280,231
Osage Bancshares, Inc.	900	6,998
#*PAB Bankshares, Inc.	1,714	1,114
Pacific Continental Corp.	9,021	74,965
#*Pacific Mercantile Bancorp	2,300	7,268
*Pacific Premier Bancorp, Inc.	670	3,511
PacWest Bancorp	19,175	334,220
#*Park Bancorp, Inc.	153	776
Park National Corp.	8,295	542,078
Parkvale Financial Corp.	1,654	13,232
PartnerRe, Ltd.	31,267	2,480,098
*Patriot National Bancorp	500	1,800
Peapack-Gladstone Financial Corp.	1,759	21,337
Penns Woods Bancorp, Inc.	1,431	47,151
*Penson Worldwide, Inc.	12,300	63,345
Peoples Bancorp of North Carolina	1,583	8,073
Peoples Bancorp, Inc. (709788202)	470	6,556

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Peoples Bancorp, Inc. (709789101)	5,162	$68,035
#*People’s United Financial, Inc.	146,851	1,807,736
#*PHH Corp.	29,245	563,551
*Phoenix Cos., Inc. (The)	74,500	156,450
*PICO Holdings, Inc.	11,786	362,302
Pinnacle Bancshares, Inc.	200	1,880
*Pinnacle Financial Partners, Inc.	16,091	183,598
*Piper Jaffray Cos., Inc.	9,000	278,730
Platinum Underwriters Holdings, Ltd.	25,400	1,093,470
*PMI Group, Inc. (The)	83,787	280,686
*PNC Financial Services Group, Inc.	123,518	6,657,620
*Popular, Inc.	315,430	861,124
Porter Bancorp, Inc.	3,227	35,820
#*Portfolio Recovery Associates, Inc.	7,411	496,908
*Preferred Bank	2,679	4,608
Premier Financial Bancorp, Inc.	1,251	8,369
Presidential Life Corp.	14,609	139,808
*Primus Guaranty, Ltd.	16,378	81,399
#Princeton National Bancorp, Inc.	1,222	5,927
#*Principal Financial Group, Inc.	133,215	3,575,491
PrivateBancorp, Inc.	36,346	428,519
*ProAssurance Corp.	17,847	1,026,024
*Progressive Corp.	84,060	1,778,710
#Prosperity Bancshares, Inc.	23,234	722,345
Protective Life Corp.	47,181	1,130,929
*Providence Community Bancshares, Inc.	200	251
Provident Financial Holdings, Inc.	5,035	34,188
Provident Financial Services, Inc.	33,708	426,069
Provident New York Bancorp	21,871	193,996
Prudential Bancorp, Inc. of Pennsylvania	2,761	17,063
*Prudential Financial, Inc.	93,620	4,922,540
*PSB Holdings, Inc.	1,100	4,158
Pulaski Financial Corp.	5,384	38,226
Pzena Investment Management, Inc. Class A	2,348	15,896
QC Holdings, Inc.	6,181	23,302
*QCR Holdings, Inc.	1,185	11,258
Radian Group, Inc.	69,318	526,124
#Raymond James Financial, Inc.	64,340	1,815,675
Regions Financial Corp.	522,574	3,292,216
Reinsurance Group of America, Inc.	30,929	1,548,615
RenaissanceRe Holdings, Ltd.	29,148	1,756,458
Renasant Corp.	13,287	217,242
Republic Bancorp, Inc. Class A	9,917	202,703
*Republic First Bancorp, Inc.	2,966	6,436
Resource America, Inc.	9,697	59,830
Rewards Network, Inc.	3,051	41,799
*Riverview Bancorp, Inc.	2,680	5,842
#RLI Corp.	11,557	663,603
Rockville Financial, Inc.	9,920	112,195
*Rodman & Renshaw Capital Group, Inc.	11,800	33,866
Roma Financial Corp.	15,243	151,058
Rome Bancorp, Inc.	2,945	32,100
#*Royal Bancshares of Pennsylvania, Inc. Class A	2,453	4,097
Rurban Financial Corp.	1,124	3,260
S&T Bancorp, Inc.	14,632	286,787
S.Y. Bancorp, Inc.	5,951	145,800
*Safeguard Scientifics, Inc.	10,610	156,179
Safety Insurance Group, Inc.	8,600	399,556
Salisbury Bancorp, Inc.	503	11,494
Sanders Morris Harris Group, Inc.	13,395	77,691
Sandy Spring Bancorp, Inc.	12,592	219,101

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Savannah Bancorp, Inc. (The)	1,441	$11,586
SCBT Financial Corp.	6,975	212,947
SeaBright Holdings, Inc.	10,922	91,417
*Seacoast Banking Corp. of Florida	6,793	8,491
*Security National Financial Corp. Class A	741	1,497
SEI Investments Co.	31,855	705,588
Selective Insurance Group, Inc.	29,709	502,676
Shore Bancshares, Inc.	3,114	30,704
SI Financial Group, Inc.	3,283	20,913
*Siebert Financial Corp.	3,562	8,584
Sierra Bancorp	5,430	56,526
*Signature Bank.	22,742	960,622
Simmons First National Corp.	9,559	259,909
*SLM Corp.	203,217	2,418,282
*Smithtown Bancorp, Inc.	4,540	16,934
Somerset Hills Bancorp	1,358	11,543
South Street Financial Corp.	300	990
*Southcoast Financial Corp.	1,754	6,051
*Southern Community Financial Corp.	5,725	9,332
*Southern Connecticut Bancorp, Inc.	400	2,380
*Southern First Bancshares, Inc.	675	4,472
Southern Missouri Bancorp, Inc.	243	3,852
*Southern National Bancorp of Virginia, Inc.	302	2,307
Southside Bancshares, Inc.	8,737	164,343
Southwest Bancorp, Inc.	10,132	100,307
Southwest Georgia Financial Corp.	714	6,133
#*St. Joe Co. (The)	38,673	780,808
StanCorp Financial Group, Inc.	25,300	1,085,370
State Auto Financial Corp.	22,054	345,366
State Bancorp, Inc.	8,292	76,121
State Street Corp.	85,024	3,550,602
StellarOne Corp.	11,975	153,040
Sterling Bancorp	14,205	133,385
#Sterling Bancshares, Inc.	52,547	283,228
#Stewart Information Services Corp.	8,700	94,134
#*Stifel Financial Corp.	16,729	792,787
*Stratus Properties, Inc.	2,912	25,800
Student Loan Corp.	8,089	241,214
#Suffolk Bancorp	5,079	131,546
Summit State Bank	1,767	11,397
*Sun Bancorp, Inc.	11,869	46,883
*SunTrust Banks, Inc.	100,593	2,516,837
#*Superior Bancorp	100	84
Susquehanna Bancshares, Inc.	68,694	542,683
*Sussex Bancorp	332	1,706
*SVB Financial Group	22,773	986,982
SWS Group, Inc.	12,800	87,936
#Synovus Financial Corp.	414,150	894,564
T. Rowe Price Group, Inc.	33,726	1,864,036
#*Taylor Capital Group, Inc.	5,840	70,430
#TCF Financial Corp.	79,520	1,046,483
*TD Ameritrade Holding Corp.	89,272	1,525,658
Teche Holding Co.	595	19,338
*Tejon Ranch Co.	7,440	165,614
*Tennessee Commerce Bancorp, Inc.	267	1,113
Territorial Bancorp, Inc.	6,506	110,407
*Teton Advisors, Inc.	29	246
#*Texas Capital Bancshares, Inc.	19,960	362,274
TF Financial Corp.	652	14,507
TFS Financial Corp.	86,557	757,374
*Thomas Properties Group, Inc.	31,662	118,416

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*TIB Financial Corp.	2,017	$807
*Tidelands Bancshares, Inc.	957	1,053
Timberland Bancorp, Inc.	1,600	6,096
#Tompkins Financial Corp.	5,906	227,972
Torchmark Corp.	33,401	1,913,209
Tower Bancorp, Inc.	3,449	74,567
*Tower Financial Corp.	350	2,499
#Tower Group, Inc.	23,402	568,201
#TowneBank	13,218	191,661
*TradeStation Group, Inc.	22,206	121,911
Transatlantic Holdings, Inc.	28,854	1,517,720
Travelers Cos., Inc. (The)	118,337	6,532,202
*Tree.com, Inc.	4,174	30,888
#TriCo Bancshares	8,192	127,713
#Trustco Bank Corp.	41,232	222,240
Trustmark Corp.	34,739	767,385
U.S. Bancorp	332,743	8,045,726
UMB Financial Corp.	22,203	822,843
Umpqua Holdings Corp.	60,087	660,957
Unico American Corp.	100	949
Union Bankshares, Inc.	863	15,672
Union First Market Bankshares Corp.	12,624	162,345
United Bancshares, Inc. (909458101)	600	5,514
#United Bancshares, Inc. (909907107)	23,685	632,863
*United Community Banks, Inc.	47,067	92,251
*United Community Financial Corp.	4,832	6,861
United Financial Bancorp, Inc.	9,596	129,930
United Fire & Casualty Co.	21,736	435,372
*United PanAm Financial Corp.	2,900	13,485
#*United Security Bancshares	3,763	18,439
*United Western Bancorp, Inc.	2,704	1,133
Unitrin, Inc.	33,306	809,336
*Unity Bancorp, Inc.	2,859	16,868
Universal Insurance Holdings, Inc.	21,780	99,099
Univest Corp. of Pennsylvania	8,588	161,970
*Unum Group	137,236	3,076,831
Validus Holdings, Ltd.	50,847	1,442,021
Valley National Bancorp	86,586	1,155,057
ViewPoint Financial Group	18,456	177,178
*Virginia Commerce Bancorp, Inc.	13,970	74,181
*Virtus Investment Partners, Inc.	920	33,810
VIST Financial Corp.	1,764	12,189
*Waccamaw Bankshares, Inc.	550	638
Waddell & Reed Financial, Inc.	19,738	573,784
Wainwright Bank & Trust Co.	2,570	49,010
Washington Banking Co.	8,307	104,585
Washington Federal, Inc.	56,916	855,447
Washington Trust Bancorp, Inc.	8,322	167,189
*Waterstone Financial, Inc.	11,672	43,653
Wayne Savings Bancshares, Inc.	555	4,684
Webster Financial Corp.	43,862	750,917
*Wells Fargo & Co.	948,438	24,735,263
WesBanco, Inc.	14,649	243,320
Wesco Financial Corp.	1,915	695,911
*West Bancorporation, Inc.	8,292	54,478
#*West Coast Bancorp	52,133	137,110
Westamerica Bancorporation	12,947	647,609
#*Western Alliance Bancorp	42,904	259,140
Westwood Holdings Group, Inc.	1,858	66,944
White Mountains Insurance Group, Ltd.	4,452	1,421,078
White River Capital, Inc.	57	1,097

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Whitney Holding Corp.	46,700	$386,676
Wilber Corp.	2,636	24,409
#Wilmington Trust Corp.	45,221	321,521
Wilshire Bancorp, Inc.	13,973	93,759
#Wintrust Financial Corp.	16,917	506,495
#*World Acceptance Corp.	9,067	391,241
WR Berkley Corp.	59,848	1,647,017
WSB Holdings, Inc.	1,227	2,914
WVS Financial Corp.	803	8,415
Xl Group P.L.C.	146,707	3,102,853
*Yadkin Valley Financial Corp.	5,776	13,458
*Zions Bancorporation	77,289	1,596,791
*ZipRealty, Inc.	8,818	28,570

Total Financials		460,291,011

Health Care — (9.7%)
*A.D.A.M., Inc.	2,518	18,255
*Abaxis, Inc.	8,492	203,893
*Abbott Laboratories	193,928	9,952,385
#*ABIOMED, Inc.	25,176	259,565
*Accelrys, Inc.	20,861	151,242
*Accuray, Inc.	32,475	213,685
*Achillion Pharmaceuticals, Inc.	7,500	21,450
*Adcare Health Systems, Inc.	1,205	4,591
*Aetna, Inc.	81,307	2,427,827
*Affymax, Inc.	6,095	30,902
*Affymetrix, Inc.	34,400	154,112
*Air Methods Corp.	6,500	265,850
*Akorn, Inc.	10,281	45,956
*Albany Molecular Research, Inc.	14,650	93,760
#*Alere, Inc.	39,799	1,176,060
*Alexion Pharmaceuticals, Inc.	13,125	896,437
*Alexza Pharmaceuticals, Inc.	19,627	20,412
#*Align Technology, Inc.	27,595	469,943
*Alkermes, Inc.	30,235	349,819
*Allergan, Inc.	57,362	4,153,582
*Alliance HealthCare Services, Inc.	21,600	85,104
*Allied Healthcare International, Inc.	18,475	52,284
*Allied Healthcare Products, Inc.	1,117	4,133
#*Allos Therapeutics, Inc.	13,000	51,740
*Allscripts Healthcare Solutions, Inc.	35,843	684,243
*Almost Family, Inc.	3,302	114,018
#*Alnylam Pharmaceuticals, Inc.	4,985	65,503
*Alphatec Holdings, Inc.	45,518	99,229
*AMAG Pharmaceuticals, Inc.	6,055	96,335
#*Amedisys, Inc.	10,318	262,696
America Services Group, Inc.	3,955	60,511
*American Dental Partners, Inc.	8,247	96,160
#*American Medical Systems Holdings, Inc.	34,045	687,709
*American Shared Hospital Services	508	1,473
*AMERIGROUP Corp.	25,903	1,080,932
*AmerisourceBergen Corp.	68,769	2,256,999
*Amgen, Inc.	134,636	7,699,833
*Amicus Therapeutics, Inc.	3,286	13,571
*AMN Healthcare Services, Inc.	17,458	92,527
*Amsurg Corp.	16,041	290,021
#*Amylin Pharmaceuticals, Inc.	5,000	65,150
Analogic Corp.	7,010	319,866
*AngioDynamics, Inc.	13,668	194,359
*Anika Therapeutics, Inc.	6,097	39,509
*Animal Health International, Inc.	7,865	21,865

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*ARCA Biopharma, Inc.	2,610	$10,153
*Ardea Biosciences, Inc.	3,272	69,759
*Ariad Pharmaceuticals, Inc.	65,500	241,040
*Arqule, Inc.	14,086	77,755
*Array BioPharma, Inc.	15,525	50,301
Arrhythmia Research Technology, Inc.	200	1,110
*ArthroCare Corp.	11,847	323,186
*Assisted Living Concepts, Inc.	5,827	187,921
#*athenahealth, Inc.	733	29,298
*AtriCure, Inc.	2,500	19,725
Atrion Corp.	784	127,698
#*AVANIR Pharmaceuticals, Inc.	5,188	12,607
*AVI BioPharma, Inc.	1,252	2,654
*Bard (C.R.), Inc.	15,562	1,293,513
Baxter International, Inc.	72,916	3,711,424
#Beckman Coulter, Inc.	16,066	855,354
*Becton Dickinson & Co.	32,159	2,428,648
*Bioanalytical Systems, Inc.	400	440
*BioClinica, Inc.	5,333	21,492
#*BioCryst Pharmaceuticals, Inc.	6,981	34,626
#*Biodel, Inc.	6,500	23,465
*Biogen Idec, Inc.	33,250	2,085,107
#*BioMarin Pharmaceutical, Inc.	25,137	657,584
*BioMimetic Therapeutics, Inc.	7,346	83,304
*Bio-Rad Laboratories, Inc. Class A	9,936	900,400
*Bio-Rad Laboratories, Inc. Class B	1,121	101,910
*Bio-Reference Labs, Inc.	12,307	265,339
*BioScrip, Inc.	14,225	80,087
*BioSpecifics Technologies Corp.	900	24,750
*BMP Sunstone Corp.	21,907	215,565
*Boston Scientific Corp.	248,950	1,588,301
*Bovie Medical Corp.	4,800	8,784
Bristol-Myers Squibb Co.	231,950	6,239,455
*Brookdale Senior Living, Inc.	59,801	1,123,063
*Bruker BioSciences Corp.	35,328	529,567
#*Cadence Pharmaceuticals, Inc.	9,300	82,584
*Caliper Life Sciences, Inc.	21,227	95,521
*Cambrex Corp.	13,461	60,978
Cantel Medical Corp.	8,666	160,494
*Capital Senior Living Corp.	13,309	79,322
*Capstone Therapeutics Corp.	100	88
*Caraco Pharmaceutical Laboratories, Ltd.	17,463	90,109
*Cardiac Science Corp.	1,949	4,444
*Cardica, Inc.	1,700	3,876
Cardinal Health, Inc.	91,267	3,166,052
*CardioNet, Inc.	11,400	58,140
*Cardiovascular Systems, Inc.	3,600	23,724
*CareFusion Corp.	93,796	2,264,235
#*CAS Medical Systems, Inc.	2,600	8,268
*Catalyst Health Solutions, Inc.	18,953	717,371
*Celera Corp.	63,298	360,799
*Celgene Corp.	79,949	4,962,434
#*Celldex Therapeutics, Inc.	12,292	54,699
*Celsion Corp.	3,000	9,180
*Centene Corp.	28,693	640,428
#*Cephalon, Inc.	31,059	2,063,560
#*Cepheid, Inc.	8,074	169,877
#*Cerner Corp.	14,888	1,307,613
#*Cerus Corp.	7,947	26,146
#*Charles River Laboratories International, Inc.	33,490	1,097,467
Chemed Corp.	10,100	595,294

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Cigna Corp.	103,720	$3,649,907
*Clinical Data, Inc.	4,605	87,449
*Columbia Laboratories, Inc.	3,090	4,172
*CombiMatrix Corp.	1,786	3,858
*Community Health Systems, Inc.	49,561	1,490,795
Computer Programs & Systems, Inc.	2,616	119,473
*Conceptus, Inc.	7,700	109,417
*CONMED Corp.	15,613	343,642
*Conmed Healthcare Management, Inc.	379	1,292
*Continucare Corp.	32,888	147,996
#Cooper Cos., Inc.	24,745	1,220,918
*Cornerstone Therapeutics, Inc.	1,213	7,593
*Corvel Corp.	4,785	214,368
*Covance, Inc.	16,114	757,197
*Coventry Health Care, Inc.	73,701	1,726,077
*CPEX Pharmaceuticals, Inc.	340	8,160
*Cross Country Healthcare, Inc.	16,016	116,917
*CryoLife, Inc.	14,992	96,698
*Cubist Pharmaceuticals, Inc.	25,339	589,892
*Curis, Inc.	600	840
*Cutera, Inc.	6,029	43,590
#*Cyberonics, Inc.	8,275	227,645
*Cynosure, Inc. Class A	4,750	48,355
*Cypress Bioscience, Inc.	14,000	55,860
*Cytokinetics, Inc.	25,519	67,370
#*Cytori Therapeutics, Inc.	14,800	71,928
*DaVita, Inc.	24,818	1,780,692
Daxor Corp.	2,013	18,318
*Dendreon Corp.	22,973	838,514
#DENTSPLY International, Inc.	29,326	920,543
*DepoMed, Inc.	7,000	34,230
*DexCom, Inc.	20,313	279,304
*Digirad Corp.	4,810	9,235
*Dionex Corp.	4,400	392,612
*Durect Corp.	18,393	49,109
*DUSA Pharmaceuticals, Inc.	800	2,072
*Dyax Corp.	24,678	59,474
*Dynacq Healthcare, Inc.	2,500	5,475
#*Edwards Lifesciences Corp.	31,200	1,993,992
*Eli Lilly & Co.	168,496	5,931,059
#*Emergency Medical Services Corp. Class A	13,449	731,357
*Emergent BioSolutions, Inc.	14,160	255,862
Emergent Group, Inc.	1,500	7,995
*Emeritus Corp.	17,163	320,090
*Endo Pharmaceuticals Holdings, Inc.	64,164	2,357,385
•*Endo Pharmaceuticals Solutions	24,105	26,516
*Endologix, Inc.	10,690	59,116
Ensign Group, Inc.	11,502	215,893
*EnteroMedics, Inc.	100	190
*Enzo Biochem, Inc.	16,800	72,408
#*Enzon Pharmaceuticals, Inc.	30,986	348,592
*eResearch Technology, Inc.	21,710	165,430
#*Exact Sciences Corp.	1,550	10,633
*Exactech, Inc.	6,651	108,145
*Exelixis, Inc.	37,926	169,150
*Express Scripts, Inc.	93,072	4,515,853
*Five Star Quality Care, Inc.	19,818	107,612
*Forest Laboratories, Inc.	116,302	3,843,781
*Furiex Pharmaceuticals, Inc.	1,777	20,453
#*Genomic Health, Inc.	4,135	58,552
*Genoptix, Inc.	6,900	117,438

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Gen-Probe, Inc.	21,181	$1,025,796
*Gentiva Health Services, Inc.	18,665	434,521
#*GenVec, Inc.	1,831	1,062
*Genzyme Corp.	44,252	3,191,897
#*Geron Corp.	32,685	182,382
*Gilead Sciences, Inc.	107,270	4,255,401
*Greatbatch, Inc.	13,000	282,750
*GTx, Inc.	6,229	17,441
*Haemonetics Corp.	10,946	598,199
#*Halozyme Therapeutics, Inc.	15,443	113,197
*Hanger Orthopedic Group, Inc.	17,678	330,932
*Harvard Bioscience, Inc.	13,022	51,307
*Health Management Associates, Inc.	107,080	857,711
*Health Net, Inc.	55,554	1,493,847
*HealthSouth Corp.	40,367	730,239
*HealthSpring, Inc.	30,228	882,355
*HealthStream, Inc.	7,330	46,912
*Healthways, Inc.	17,025	178,422
#*Henry Schein, Inc.	23,806	1,336,707
Hill-Rom Holdings, Inc.	28,268	1,095,385
#*Hi-Tech Pharmacal Co., Inc.	4,800	103,824
*HMS Holdings Corp.	9,245	555,717
*Hologic, Inc.	107,102	1,715,774
*Hospira, Inc.	27,127	1,613,514
*Human Genome Sciences, Inc.	56,995	1,532,026
*Humana, Inc.	90,102	5,252,046
*ICU Medical, Inc.	6,700	244,550
*Idenix Pharmaceuticals, Inc.	31,428	136,083
*Idera Pharmaceuticals, Inc.	6,020	16,254
#*IDEXX Laboratories, Inc.	12,800	767,488
#*Illumina, Inc.	20,278	1,101,298
*Immucor, Inc.	30,375	528,525
#*ImmunoGen, Inc.	10,543	86,663
#*Immunomedics, Inc.	17,369	68,260
*Impax Laboratories, Inc.	28,169	530,704
#*Incyte Corp.	52,847	880,431
*Infinity Pharmaceuticals, Inc.	11,703	66,473
*Inovio Pharmaceuticals, Inc.	100	113
*Inspire Pharmaceuticals, Inc.	26,898	188,286
*Insulet Corp.	7,547	120,375
*Integra LifeSciences Holdings Corp.	12,928	556,163
*IntegraMed America, Inc.	5,295	45,008
*InterMune, Inc.	162	2,129
#*Intuitive Surgical, Inc.	5,340	1,404,153
Invacare Corp.	17,600	475,200
*IPC The Hospitalist Co.	6,621	212,071
*Iridex Corp.	1,100	3,905
*IRIS International, Inc.	8,100	75,006
#*Isis Pharmaceuticals, Inc.	8,835	80,752
*ISTA Pharmaceuticals, Inc.	13,215	57,089
*Jazz Pharmaceuticals, Inc.	8,682	92,290
*Johnson & Johnson	341,549	21,746,425
*Kendle International, Inc.	7,100	64,681
*Kensey Nash Corp.	4,821	129,974
*Keryx Biopharmaceuticals, Inc.	1,443	7,446
Kewaunee Scientific Corp.	987	11,045
*Kindred Healthcare, Inc.	18,700	256,564
*Kinetic Concepts, Inc.	31,248	1,188,361
*King Pharmaceuticals, Inc.	132,800	1,877,792
*K-V Pharmaceutical Co.	10,571	24,630
*K-V Pharmaceutical Co. Class B	2,142	5,334

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Laboratory Corp. of America Holdings	22,247	$1,809,126
Landauer, Inc.	2,284	139,530
*Lannet Co., Inc.	11,182	57,252
*LCA-Vision, Inc.	6,757	47,029
*LeMaitre Vascular, Inc.	5,305	34,482
#*LHC Group, Inc.	7,100	190,990
*Life Technologies Corp.	65,933	3,308,518
*LifePoint Hospitals, Inc.	30,135	1,022,179
Lincare Holdings, Inc.	41,527	1,088,838
*Luminex Corp.	16,008	288,304
*Luna Innovations, Inc.	90	167
*Magellan Health Services, Inc.	18,623	893,904
#*MAKO Surgical Corp.	4,982	53,706
#*Mannkind Corp.	43,973	280,548
*MAP Pharmaceuticals, Inc.	2,234	34,024
#*Marina Biotech, Inc.	250	522
*Martek Biosciences Corp.	17,383	381,557
#Masimo Corp.	11,539	348,132
*Matrixx Initiatives, Inc.	3,765	20,180
*Maxygen, Inc.	18,827	120,681
*McKesson Corp.	55,495	3,661,560
*MedAssets, Inc.	25,414	471,176
*MedCath Corp.	10,636	105,403
*Medco Health Solutions, Inc.	59,160	3,107,675
*Medical Action Industries, Inc.	11,743	116,491
*Medicines Co. (The)	26,500	338,405
*MediciNova, Inc.	1,246	6,492
•*MediciNova, Inc. Convertible Shares	79	61
Medicis Pharmaceutical Corp. Class A	28,160	837,760
*Medivation, Inc.	1,355	15,650
*Mednax, Inc.	18,165	1,075,550
*MedQuist, Inc.	14,896	126,318
*MEDTOX Scientific, Inc.	4,380	51,377
*Medtronic, Inc.	134,564	4,737,998
Merck & Co., Inc.	447,113	16,221,260
*Merge Healthcare, Inc.	18,479	61,720
Meridian Bioscience, Inc.	6,781	155,217
*Merit Medical Systems, Inc.	11,695	184,898
#*Metabolix, Inc.	6,184	86,329
#*Metropolitan Health Networks, Inc.	17,371	73,653
*Mettler Toledo International, Inc.	7,700	1,005,312
*Micromet, Inc.	10,684	80,023
*Misonix, Inc.	700	1,610
*Molina Healthcare, Inc.	15,749	408,214
#*Momenta Pharmaceuticals, Inc.	3,202	53,505
*MWI Veterinary Supply, Inc.	5,400	308,880
#*Mylan, Inc.	123,297	2,505,395
*Myrexis, Inc.	8,100	29,727
*Myriad Genetics, Inc.	19,340	385,446
*Nabi Biopharmaceuticals	18,400	90,344
*Nanosphere, Inc.	13,230	60,064
National Healthcare Corp.	7,524	273,949
National Research Corp.	2,237	62,927
*Natus Medical, Inc.	23,897	313,051
*Nektar Therapeutics	14,687	213,990
*Neogen Corp.	9,129	305,091
*Neuralstem, Inc.	11,052	24,646
*Neurocrine Biosciences, Inc.	10,900	88,726
#*NeurogesX, Inc.	2,593	18,073
*Neurometrix, Inc.	2,390	1,256
*Nighthawk Radiology Holdings, Inc.	11,880	76,151

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*NovaMed, Inc.	4,921	$57,822
#*Novavax, Inc.	11,711	28,458
*NPS Pharmaceuticals, Inc.	20,152	125,547
#*NuVasive, Inc.	16,056	420,667
*NxStage Medical, Inc.	16,987	342,458
*Obagi Medical Products, Inc.	9,200	104,972
Omnicare, Inc.	62,696	1,512,228
*Omnicell, Inc.	18,187	254,072
*OncoGenex Pharmaceutical, Inc.	1,100	17,369
#*Oncothyreon, Inc.	5,600	19,264
*Onyx Pharmaceuticals, Inc.	30,416	816,061
#*Optimer Pharmaceuticals, Inc.	7,101	66,678
*OraSure Technologies, Inc.	20,112	81,856
*Orchid Cellmark, Inc.	3,800	5,928
#*Orexigen Therapeutics, Inc.	10,371	54,863
*Orthovita, Inc.	9,105	19,849
*Osiris Therapeutics, Inc.	12,876	94,639
*Osteotech, Inc.	4,400	28,556
Owens & Minor, Inc.	26,574	756,828
*Pain Therapeutics, Inc.	17,586	135,060
*Palomar Medical Technologies, Inc.	9,829	103,991
*Par Pharmaceutical Cos., Inc.	18,251	593,340
*Parexel International Corp.	26,042	559,903
#*Patterson Cos., Inc.	34,725	960,146
*PDI, Inc.	5,926	51,971
PDL BioPharma, Inc.	62,367	326,179
*PerkinElmer, Inc.	64,440	1,511,118
*Pernix Therapeutics Holdings, Inc.	758	2,888
#Perrigo Co.	20,477	1,349,025
*Pfizer, Inc.	1,354,471	23,567,795
#Pharmaceutical Products Development Service, Inc.	24,835	640,991
*Pharmasset, Inc.	600	22,500
*PharMerica Corp.	14,282	143,391
*PHC, Inc.	1,400	1,890
*PhotoMedex, Inc.	693	3,638
#*Poniard Pharmaceuticals, Inc.	3,000	1,598
*Pozen, Inc.	6,698	44,542
*Progenics Pharmaceuticals, Inc.	14,406	67,708
*ProPhase Labs, Inc.	3,827	4,592
*Prospect Medical Holdings, Inc.	7,306	61,663
*Providence Service Corp.	5,653	92,879
#*PSS World Medical, Inc.	25,151	594,318
Psychemedics Corp.	400	3,512
#*Psychiatric Solutions, Inc.	28,450	958,765
#Quality Systems, Inc.	6,380	409,979
Quest Diagnostics, Inc.	41,200	2,024,568
*Questcor Pharmaceuticals, Inc.	23,345	286,443
#*Quidel Corp.	11,800	136,408
*RadNet, Inc.	11,275	24,354
*Raptor Pharmaceutical Corp.	152	511
*Regeneration Technologies, Inc.	25,347	62,607
*Regeneron Pharmaceuticals, Inc.	26,202	683,348
*RehabCare Group, Inc.	10,949	243,396
*Repligen Corp.	12,942	50,215
*Res-Care, Inc.	15,516	205,277
#*ResMed, Inc.	38,200	1,217,434
*Retractable Technologies, Inc.	2,700	4,536
*Rigel Pharmaceuticals, Inc.	19,338	160,699
*Rochester Medical Corp.	4,616	50,314
#*Rockwell Medical Technologies, Inc.	4,104	34,966
*Salix Pharmaceuticals, Ltd.	17,344	656,124

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Sangamo BioSciences, Inc.	9,026	$33,577
*Santarus, Inc.	10,420	32,615
#*Savient Pharmaceuticals, Inc.	360	4,468
#*SciClone Pharmaceuticals, Inc.	19,417	65,435
*Seattle Genetics, Inc.	11,830	193,894
*Select Medical Holdings Corp.	28,484	213,060
#*Sequenom, Inc.	14,592	92,659
*SeraCare Life Sciences, Inc.	259	982
#*Sirona Dental Systems, Inc.	24,314	915,422
*Skilled Healthcare Group, Inc.	8,736	32,760
*Solta Medical, Inc.	8,697	18,438
#*Somaxon Pharmaceuticals, Inc.	2,500	7,000
*SonoSite, Inc.	7,900	246,243
Span-American Medical System, Inc.	759	10,634
*Spectranetics Corp.	14,964	70,331
*Spectrum Pharmaceuticals, Inc.	21,513	91,430
*SRI/Surgical Express, Inc.	700	2,180
*St. Jude Medical, Inc.	40,501	1,551,188
*Staar Surgical Co.	8,750	46,112
*Stereotaxis, Inc.	18,999	75,046
Steris Corp.	25,347	867,374
*Strategic Diagnostics, Inc.	5,395	9,118
#Stryker Corp.	47,259	2,338,848
*Sucampo Pharmaceuticals, Inc.	6,111	20,655
*Sun Healthcare Group, Inc.	39,482	375,474
*SunLink Health Systems, Inc.	1,800	3,294
*Sunrise Senior Living, Inc.	13,379	45,890
*SuperGen, Inc.	21,363	59,389
*SurModics, Inc.	6,652	79,558
*Symmetry Medical, Inc.	19,325	171,026
*Synovis Life Technologies, Inc.	5,070	76,050
*Synta Pharmaceuticals Corp.	6,327	23,410
#*Targacept, Inc.	6,659	164,877
#Techne Corp.	9,434	574,719
Teleflex, Inc.	21,218	1,182,904
#*Tenet Healthcare Corp.	102,955	448,884
*Theragenics Corp.	4,600	5,612
#*Theravance, Inc.	11,605	236,510
*Thermo Fisher Scientific, Inc.	81,680	4,199,986
*Thoratec Corp.	26,187	854,744
*TomoTherapy, Inc.	27,176	103,812
*TranS1, Inc.	5,222	11,854
*Transcend Services, Inc.	2,652	46,198
*Transcept Pharmaceuticals, Inc.	8,566	53,024
*Trimeris, Inc.	9,789	26,235
*Triple-S Management Corp.	10,973	185,115
*U.S. Physical Therapy, Inc.	5,100	95,727
#*United Therapeutics Corp.	20,881	1,252,860
UnitedHealth Group, Inc.	220,401	7,945,456
Universal American Corp.	40,484	650,983
Universal Health Services, Inc.	45,310	1,869,944
*Urologix, Inc.	800	648
*Uroplasty, Inc.	2,100	9,765
Utah Medical Products, Inc.	1,260	35,935
*Valeant Pharmaceuticals International, Inc.	45,950	1,268,680
*Vanda Pharmaceuticals, Inc.	6,000	43,860
#*Varian Medical Systems, Inc.	17,021	1,076,068
*Vascular Solutions, Inc.	6,600	71,478
*VCA Antech, Inc.	32,984	681,779
#*Vertex Pharmaceuticals, Inc.	26,084	999,800
*Vical, Inc.	21,810	47,110

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Viropharma, Inc.	41,811	$684,028
*Vital Images, Inc.	8,300	110,390
#*Vivus, Inc.	29,800	230,652
*Volcano Corp.	2,218	54,164
*Waters Corp.	15,700	1,163,841
*Watson Pharmaceuticals, Inc.	72,376	3,376,340
*WellCare Health Plans, Inc.	23,626	656,330
*WellPoint, Inc.	81,879	4,449,305
West Pharmaceutical Services, Inc.	14,400	513,936
*Wright Medical Group, Inc.	21,900	292,146
*XenoPort, Inc.	4,200	32,550
*Xoma, Ltd.	20	46
Young Innovations, Inc.	4,136	114,857
*Zalicus, Inc.	4,241	5,513
*Zimmer Holdings, Inc.	36,535	1,733,220
*Zoll Medical Corp.	9,400	305,782

Total Health Care		311,207,924

Industrials — (11.6%)
*3D Systems Corp.	9,621	248,607
*3M Co	90,402	7,613,656
A.O. Smith Corp.	11,941	669,054
*A.T. Cross Co.	2,554	17,878
#AAON, Inc.	6,985	171,482
*AAR Corp.	20,967	462,113
ABM Industries, Inc.	29,128	656,836
*Acacia Technologies Group	9,276	246,927
*ACCO Brands Corp.	20,770	129,397
#Aceto Corp.	13,166	97,033
*Active Power, Inc.	1,800	3,240
Actuant Corp. Class A	38,000	853,860
Acuity Brands, Inc.	19,155	959,091
Administaff, Inc.	11,371	298,034
*Advisory Board Co. (The)	4,600	215,326
*Aecom Technology Corp.	60,096	1,591,943
*AeroCentury Corp.	282	4,614
*Aerosonic Corp.	400	1,116
*Aerovironment, Inc.	9,674	226,952
#*AGCO Corp.	41,832	1,776,605
*Air Transport Services Group, Inc.	34,549	232,169
Aircastle, Ltd.	39,578	364,513
#*AirTran Holdings, Inc.	69,350	513,190
Alamo Group, Inc.	6,116	146,784
*Alaska Air Group, Inc.	18,902	998,026
Albany International Corp.	15,518	316,567
Alexander & Baldwin, Inc.	23,149	797,020
#Allegiant Travel Co.	7,710	363,064
*Alliant Techsystems, Inc.	14,801	1,128,428
*Allied Defense Group, Inc.	3,200	8,640
*Allied Motion Technologies, Inc.	1,300	6,240
*Altra Holdings, Inc.	13,756	203,589
*Amerco, Inc.	10,253	844,027
*American Commercial Lines, Inc.	6,713	222,536
*American Railcar Industries, Inc.	15,717	242,199
*American Reprographics Co.	23,754	169,128
American Science & Engineering, Inc.	3,859	317,789
#*American Superconductor Corp.	6,055	203,751
American Woodmark Corp.	7,131	126,219
Ameron International Corp.	5,049	347,169
Ametek, Inc.	18,749	1,013,383
Ampco-Pittsburgh Corp.	5,468	141,348

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*AMR Corp.	72,300	$569,724
*AMREP Corp.	2,800	27,888
*APAC Customer Services, Inc.	21,504	130,529
Apogee Enterprises, Inc.	14,900	156,301
*Applied Energetics, Inc.	8,500	8,840
Applied Industrial Technologies, Inc.	23,591	717,402
Applied Signal Technologies, Inc.	6,446	216,328
*Argan, Inc.	3,926	33,253
Arkansas Best Corp.	12,876	326,149
#*Armstrong World Industries, Inc.	27,955	1,167,121
*Arotech Corp.	901	1,748
#*ArvinMeritor, Inc.	39,089	648,096
*Astec Industries, Inc.	12,529	369,230
*Astronics Corp.	3,337	69,576
*Astronics Corp. Class B	221	6,431
*Atlas Air Worldwide Holdings, Inc.	11,535	602,819
*Avalon Holding Corp. Class A	500	1,425
*Avery Dennison Corp.	18,990	690,286
#*Avis Budget Group, Inc.	52,159	605,566
AZZ, Inc.	5,500	204,270
*Babcock & Wilcox Co.	17,039	388,830
#Badger Meter, Inc.	6,584	273,434
*Baker (Michael) Corp.	4,935	161,276
#Baldor Electric Co.	25,895	1,088,108
*Baldwin Technology Co. Class A	2,697	2,859
Barnes Group, Inc.	30,735	559,070
Barrett Business Services, Inc.	4,562	70,027
*BE Aerospace, Inc.	46,138	1,696,033
*Beacon Roofing Supply, Inc.	23,741	350,417
Belden, Inc.	22,269	621,305
*Blount International, Inc.	17,883	268,245
*BlueLinx Holdings, Inc.	10,228	32,218
*Boeing Co. (The)	96,178	6,794,014
Bowne & Co., Inc.	15,479	175,687
Brady Co. Class A	27,274	838,675
*Breeze-Eastern Corp.	2,343	16,225
#*Bridgepoint Education, Inc.	6,800	96,832
Briggs & Stratton Corp.	27,940	491,744
Brink’s Co. (The)	20,446	482,526
#*Broadwind Energy, Inc.	4,883	9,278
*BTU International, Inc.	2,453	17,613
Bucyrus International, Inc.	20,450	1,393,872
*Builders FirstSource, Inc.	12,950	26,159
#*C.H. Robinson Worldwide, Inc.	21,222	1,495,727
*CAI International, Inc.	9,802	161,733
Carlisle Cos., Inc.	32,186	1,128,763
Cascade Corp.	6,527	230,991
*Casella Waste Systems, Inc.	11,074	54,595
#*Caterpillar, Inc.	83,026	6,525,844
#*CBIZ, Inc.	35,174	208,230
CDI Corp.	9,603	137,611
*CECO Environmental Corp.	5,613	30,928
*Celadon Group, Inc.	12,424	161,139
#*Cenveo, Inc.	23,419	128,804
*Ceradyne, Inc.	14,100	335,721
*Champion Industries, Inc.	2,518	2,795
*Chart Industries, Inc.	14,736	343,349
Chase Corp.	3,131	49,658
Chicago Rivet & Machine Co.	39	718
*Cintas Corp.	63,444	1,742,807
CIRCOR International, Inc.	9,125	320,105

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
CLAROC, Inc.	22,116	$877,121
*Clean Harbors, Inc.	11,455	807,578
*Coleman Cable, Inc.	5,806	41,455
#*Colfax Corp.	18,728	300,959
*Columbus McKinnon Corp.	9,600	168,576
Comfort Systems USA, Inc.	20,198	231,267
*Command Security Corp.	4,000	8,480
*Commercial Vehicle Group, Inc.	13,700	183,991
CompX International, Inc.	800	9,296
*Consolidated Graphics, Inc.	6,400	297,920
#Con-way, Inc.	22,081	728,894
Cooper Industries P.L.C.	31,141	1,632,411
*Copart, Inc.	36,756	1,244,558
Corporate Executive Board Co.	9,107	284,503
*Corrections Corp. of America	58,646	1,505,443
*CoStar Group, Inc.	9,200	456,872
Courier Corp.	8,675	128,390
Covanta Holding Corp.	84,548	1,334,167
*Covenant Transportation Group, Inc.	4,587	33,577
*CPI Aerostructures, Inc.	3,016	33,508
*CRA International, Inc.	5,542	103,358
Crane Co.	25,986	994,224
*CSX Corp.	74,097	4,553,261
Cubic Corp.	11,727	510,945
*Cummins, Inc.	47,805	4,211,620
Curtiss-Wright Corp.	25,555	789,138
Danaher Corp.	82,224	3,565,233
Deere & Co.	54,014	4,148,275
*Delta Air Lines, Inc.	118,711	1,648,896
Deluxe Corp.	13,680	279,619
#Diamond Management & Technology Consultants, Inc.	9,900	123,453
*Document Security Systems, Inc.	1,200	4,356
#*Dollar Thrifty Automotive Group, Inc.	13,777	639,253
Donaldson Co., Inc.	13,288	647,391
*Dover Corp.	61,375	3,259,012
Ducommun, Inc.	5,471	117,462
*Dun & Bradstreet Corp. (The)	8,300	617,603
*DXP Enterprises, Inc.	5,500	104,720
*Dycom Industries, Inc.	20,110	215,177
*Dynamex, Inc.	5,149	108,850
Dynamic Materials Corp.	7,287	113,167
*Eagle Bulk Shipping, Inc.	33,436	171,527
Eastern Co.	2,006	35,566
*Eaton Corp.	44,283	3,933,659
Ecology & Environment, Inc. Class A	959	12,927
*EMCOR Group, Inc.	35,346	913,694
*Emerson Electric Co.	101,402	5,566,970
Encore Wire Corp.	12,466	258,794
#*Ener1, Inc.	34,762	125,838
*Energy Conversion Devices, Inc.	8,200	36,982
#*Energy Recovery, Inc.	20,600	73,336
EnergySolutions, Inc.	43,812	205,478
#*EnerNOC, Inc.	448	13,471
*EnerSys	27,358	721,157
Ennis, Inc.	14,398	259,740
*EnPro Industries, Inc.	11,333	398,242
*Environmental Tectonics Corp.	871	2,874
*Equifax, Inc.	27,625	915,216
ESCO Technologies, Inc.	13,958	478,480
Espey Manufacturing & Electronics Corp.	1,389	33,683
*Esterline Technologies Corp.	16,116	974,051

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Evergreen Solar, Inc.	17,000	$15,810
#*Excel Maritime Carriers, Ltd.	43,178	251,296
#*Expeditors International of Washington, Inc.	40,784	2,013,098
*Exponent, Inc.	5,975	190,722
*Express-1 Expedited Solutions, Inc.	9,211	22,567
*ExpressJet Holdings, Inc.	6,223	41,881
#*Fastenal Co.	23,064	1,187,335
Federal Signal Corp.	32,410	183,116
FedEx Corp.	57,875	5,076,795
*Flanders Corp.	13,504	45,508
*Flow International Corp.	20,926	55,245
Flowserve Corp.	8,800	880,000
*Fluor Corp.	46,708	2,250,859
*Fortune Industries, Inc.	400	114
#Forward Air Corp.	12,990	349,171
*Franklin Covey Co.	9,828	82,359
Franklin Electric Co., Inc.	11,300	408,043
Freightcar America, Inc.	6,610	174,901
*Frozen Food Express Industries	6,001	18,963
#*FTI Consulting, Inc.	25,609	908,095
*Fuel Tech, Inc.	9,199	56,022
*Furmanite Corp.	16,725	96,169
G & K Services, Inc. Class A	10,079	249,153
Gardner Denver Machinery, Inc.	26,090	1,508,524
#GATX Corp.	25,783	816,290
#*Genco Shipping & Trading, Ltd.	13,800	228,390
*Gencor Industries, Inc.	1,600	11,728
*GenCorp, Inc.	24,069	117,216
*General Cable Corp.	28,000	782,320
*General Dynamics Corp.	50,650	3,450,278
General Electric Co.	2,071,642	33,187,705
*Genesee & Wyoming, Inc.	20,045	926,680
*Genpact, Ltd.	8,785	139,681
*GEO Group, Inc. (The)	35,278	904,881
*GeoEye, Inc.	10,200	451,554
*Gibraltar Industries, Inc.	14,600	133,298
*Goodrich Corp.	26,399	2,166,566
Gorman-Rupp Co. (The)	7,195	214,555
*GP Strategies Corp.	7,624	66,176
Graco, Inc.	11,300	388,833
*Graftech International, Ltd.	54,200	892,674
Graham Corp.	3,500	59,395
*Grand Canyon Education, Inc.	11,200	210,672
#Granite Construction, Inc.	18,449	446,097
Great Lakes Dredge & Dock Corp.	32,215	199,411
*Greenbrier Cos., Inc.	11,735	213,577
*Griffon Corp.	31,736	374,167
#*GT Solar International, Inc.	38,767	319,052
*H&E Equipment Services, Inc.	16,940	164,657
Hardinge, Inc.	5,530	44,129
Harsco Corp.	41,927	971,868
*Hawaiian Holdings, Inc.	22,143	162,087
*Hawk Corp.	3,465	172,661
Healthcare Services Group, Inc.	12,282	295,136
Heartland Express, Inc.	39,821	593,731
HEICO Corp.	5,850	291,213
HEICO Corp. Class A	11,152	414,185
Heidrick & Struggles International, Inc.	8,300	178,284
*Heritage-Crystal Clean, Inc.	1,304	13,144
*Herley Industries, Inc.	7,110	118,097
Herman Miller, Inc.	15,000	288,450

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Hertz Global Holdings, Inc.	151,857	$1,719,021
*Hexcel Corp.	44,600	792,542
*Hill International, Inc.	16,642	89,368
HNI Corp.	20,048	494,384
*Hoku Corp.	20,003	56,008
*Honeywell International, Inc.	100,244	4,722,495
#Horizon Lines, Inc.	24,400	105,164
Houston Wire & Cable Co.	7,333	84,549
*Hub Group, Inc. Class A	16,390	532,183
Hubbell, Inc. Class A	1,753	89,491
Hubbell, Inc. Class B	24,509	1,323,976
*Hudson Highland Group, Inc.	12,218	43,007
*Hurco Cos., Inc.	2,875	52,900
*Huron Consulting Group, Inc.	10,951	218,034
#*Huttig Building Products, Inc.	2,588	2,510
*ICF International, Inc.	10,037	257,148
*Identive Group, Inc.	3,323	7,377
#IDEX Corp.	40,383	1,457,019
IESI-BFC, Ltd.	4,454	104,135
*IHS, Inc.	11,013	795,579
*II-VI, Inc.	13,798	542,813
#Illinois Tool Works, Inc.	85,677	3,915,439
#Ingersoll-Rand P.L.C.	58,643	2,305,256
*Innerworkings, Inc.	21,749	149,416
*Innotrac Corp.	1,251	1,464
*Innovative Solutions & Support, Inc.	10,181	62,002
*Insituform Technologies, Inc.	21,600	466,560
Insteel Industries, Inc.	9,228	79,269
*Integrated Electrical Services, Inc.	5,398	19,703
Interface, Inc. Class A	25,441	366,096
*Interline Brands, Inc.	17,321	347,979
International Shipholding Corp.	3,301	92,329
Intersections, Inc.	8,870	86,216
Iron Mountain, Inc.	58,620	1,277,330
#*ITT Industries, Inc.	36,157	1,706,249
J.B. Hunt Transport Services, Inc.	23,547	846,750
*Jacobs Engineering Group, Inc.	48,577	1,875,558
#*JetBlue Airways Corp.	172,533	1,204,280
John Bean Technologies Corp.	8,678	148,394
Joy Global, Inc.	17,067	1,210,904
*Kadant, Inc.	7,600	149,416
Kaman Corp. Class A	13,495	363,690
*Kansas City Southern	44,235	1,938,378
Kaydon Corp.	18,132	632,263
KBR, Inc.	65,123	1,654,124
*Kelly Services, Inc. Class A	20,400	302,940
*Kelly Services, Inc. Class B	319	4,584
Kennametal, Inc.	43,092	1,471,161
*Key Technology, Inc.	1,670	25,050
*Kforce, Inc.	18,727	281,092
Kimball International, Inc. Class B	12,755	77,550
#*Kirby Corp.	28,540	1,226,935
Knight Transportation, Inc.	36,331	649,235
Knoll, Inc.	13,006	197,301
*Korn/Ferry International	23,700	417,831
*Kratos Defense & Security Solutions, Inc.	8,218	93,685
L.S. Starrett Co. Class A	2,499	29,138
*L-3 Communications Holdings, Inc.	24,657	1,779,989
*LaBarge, Inc.	10,222	129,717
*Ladish Co., Inc.	8,664	277,161
Landstar System, Inc.	10,829	407,387

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Lawson Products, Inc.	4,705	$86,713
*Layne Christensen Co.	10,121	282,781
*LB Foster Co. Class A	5,360	176,987
*LECG Corp.	6,837	5,880
#Lennox International, Inc.	21,623	886,759
*LGL Group, Inc.	400	10,384
Lincoln Electric Holdings, Inc.	22,360	1,336,234
#Lindsay Corp.	6,000	345,900
*LMI Aerospace, Inc.	6,400	104,512
*Lockheed Martin Corp.	49,759	3,547,319
LSI Industries, Inc.	17,359	160,571
*Lydall, Inc.	7,765	57,694
*M&F Worldwide Corp.	9,429	253,452
*Magnetek, Inc.	3,280	3,903
*Manitex International, Inc.	2,000	5,200
#Manitowoc Co., Inc. (The)	63,201	704,059
Manpower, Inc.	54,872	3,003,145
Marten Transport, Ltd.	12,200	259,128
*Masco Corp.	137,200	1,462,552
#*MasTec, Inc.	36,735	448,167
*McDermott International, Inc.	61,864	954,562
McGrath Rentcorp	12,898	326,448
*Metalico, Inc.	29,181	126,646
Met-Pro Corp.	8,586	96,936
*MFRI, Inc.	2,634	22,889
#*Microvision, Inc.	15,000	30,750
*Middleby Corp.	8,145	608,106
Miller Industries, Inc.	5,554	74,757
#Mine Safety Appliances Co.	17,820	501,811
*Mistras Group, Inc.	1,437	15,505
*Mobile Mini, Inc.	19,176	334,238
#*Monster Worldwide, Inc.	60,261	1,088,314
*Moog, Inc.	23,040	866,304
*Moog, Inc. Class B	2,214	83,003
MSC Industrial Direct Co., Inc. Class A	9,265	527,549
Mueller Industries, Inc.	21,094	620,164
Mueller Water Products, Inc.	72,896	220,146
Multi-Color Corp.	6,993	111,538
*MYR Group, Inc.	11,200	174,608
NACCO Industries, Inc. Class A	3,423	339,767
National Technical Systems, Inc.	4,603	36,456
*Navigant Consulting, Inc.	25,273	231,248
*Navistar International Corp.	38,368	1,848,570
#*NCI Building Systems, Inc.	5,208	51,611
*NN, Inc.	6,925	57,616
Nordson Corp.	9,250	721,685
*Norfolk Southern Corp.	72,072	4,431,707
*Northrop Grumman Corp.	55,823	3,528,572
*Northwest Pipe Co.	4,579	86,177
*Ocean Power Technologies, Inc.	4,115	26,912
*Old Dominion Freight Line, Inc.	27,075	759,454
Omega Flex, Inc.	3,648	50,269
*On Assignment, Inc.	17,000	96,050
*Orbital Sciences Corp.	28,695	466,007
*Orion Energy Systems, Inc.	7,858	26,324
*Orion Marine Group, Inc.	6,200	77,562
*Oshkosh Corp.	34,800	1,026,948
*Owens Corning, Inc.	81,052	2,191,646
*P.A.M. Transportation Services, Inc.	4,393	48,235
#*PACCAR, Inc.	45,878	2,351,706
#*Pacer International, Inc.	14,574	81,177

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Pall Corp.	11,452	$488,657
*Paragon Technologies, Inc.	400	1,140
*Parker Hannifin Corp.	36,922	2,826,379
*Park-Ohio Holdings Corp.	6,029	95,801
*Patrick Industries, Inc.	1,003	1,936
*Patriot Transportation Holding, Inc.	1,003	68,214
Pentair, Inc.	48,323	1,581,612
*PGT, Inc.	16,591	34,841
*Pike Electric Corp.	18,532	140,102
*Pinnacle Airlines Corp.	9,721	55,993
#*Pitney Bowes, Inc.	31,767	696,968
*Plug Power, Inc.	7,845	3,766
*PMFG, Inc.	6,234	97,562
*Polypore International, Inc.	21,441	713,342
Portec Rail Products, Inc.	2,768	32,109
*Powell Industries, Inc.	6,371	196,609
#*Power-One, Inc.	34,544	359,603
*PowerSecure International, Inc.	13,370	125,812
*Precision Castparts Corp.	17,618	2,406,266
Preformed Line Products Co.	2,351	100,458
*PRGX Global, Inc.	9,091	54,546
Providence & Worcester Railroad Co.	795	10,351
*Quality Distribution, Inc.	14,874	106,349
Quanex Building Products Corp.	21,058	379,465
*Quanta Services, Inc.	86,950	1,709,437
*R. R. Donnelley & Sons Co.	81,566	1,504,893
Raven Industries, Inc.	6,913	284,263
*Raytheon Co.	48,220	2,221,978
*RBC Bearings, Inc.	9,718	323,804
*RCM Technologies, Inc.	4,771	24,094
*Real Goods Solar, Inc.	664	2,185
Regal-Beloit Corp.	21,323	1,230,550
#*Republic Airways Holdings, Inc.	7,510	69,768
Republic Services, Inc.	75,066	2,237,717
Resources Connection, Inc.	29,431	476,488
Robbins & Myers, Inc.	18,358	532,933
#*Robert Half International, Inc.	25,859	701,037
*Rockwell Automation, Inc.	20,539	1,281,017
*Rockwell Collins, Inc.	22,636	1,369,704
#Rollins, Inc.	22,656	590,189
*Roper Industries, Inc.	25,088	1,741,860
*RSC Holdings, Inc.	43,214	349,169
*Rush Enterprises, Inc. Class A	14,500	230,405
*Rush Enterprises, Inc. Class B	2,881	43,244
*Ryder System, Inc.	29,920	1,309,000
*Saia, Inc.	8,775	127,062
*Sauer-Danfoss, Inc.	19,841	438,685
Schawk, Inc.	13,395	260,131
*School Specialty, Inc.	8,838	118,429
Seaboard Corp.	387	717,517
Servotronics, Inc.	389	3,890
*SFN Group, Inc.	23,081	174,954
*Shaw Group, Inc.	45,563	1,392,405
#Ship Finance International, Ltd.	35,614	716,198
SIFCO Industries, Inc.	1,710	23,359
Simpson Manufacturing Co., Inc.	26,803	712,424
SkyWest, Inc.	44,565	675,605
*SL Industries, Inc.	4,724	71,758
*Southwest Airlines Co.	310,023	4,265,916
*Sparton Corp.	3,919	28,648
#*Spire Corp.	3,300	19,272

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Spirit Aerosystems Holdings, Inc.	55,873	$1,209,092
SPX Corp.	27,015	1,811,626
*Standard Parking Corp.	6,550	111,940
#Standard Register Co.	9,133	29,317
Standex International Corp.	6,950	187,164
Steelcase, Inc. Class A	47,612	400,417
#*Stericycle, Inc.	14,146	1,014,834
*Sterling Construction Co., Inc.	7,176	87,547
Sun Hydraulics, Inc.	6,156	191,267
#*SunPower Corp. Class A	16,175	220,627
*SunPower Corp. Class B	9,767	128,924
Superior Uniform Group, Inc.	5,000	52,700
*Supreme Industries, Inc.	2,169	4,989
*SYKES Enterprises, Inc.	17,838	296,289
*Sypris Solutions, Inc.	7,250	24,142
#TAL International Group, Inc.	17,084	478,694
#*Taser International, Inc.	23,105	91,496
*Team, Inc.	10,031	199,015
*Tech/Ops Sevcon, Inc.	613	3,525
Technology Research Corp.	1,755	6,423
*Tecumseh Products Co. Class A	6,723	87,063
*Tecumseh Products Co. Class B	1,427	17,352
*Teledyne Technologies, Inc.	16,069	667,988
Tennant Co.	9,300	312,015
*Terex Corp.	58,401	1,311,102
*Tetra Tech, Inc.	34,431	725,117
#Textainer Group Holdings, Ltd.	21,900	568,962
#Textron, Inc.	97,801	2,036,217
*Thomas & Betts Corp.	55,751	2,427,956
Timken Co.	53,756	2,226,574
#Titan International, Inc.	18,934	287,229
*Titan Machinery, Inc.	9,227	179,373
Todd Shipyards Corp.	2,929	47,918
Toro Co.	15,583	884,491
#Towers Watson & Co.	18,720	962,582
*Track Data Corp.	12	1,137
*Trailer Bridge, Inc.	3,541	10,977
TransDigm Group, Inc.	19,775	1,310,489
*TRC Cos., Inc.	8,126	19,665
Tredegar Industries, Inc.	12,571	242,495
*Trex Co., Inc.	6,700	120,265
*Trimas Corp.	15,236	241,186
#Trinity Industries, Inc.	42,909	975,322
#Triumph Group, Inc.	11,688	977,000
*TrueBlue, Inc.	20,686	290,638
*Tufco Technologies, Inc.	510	1,652
*Tutor Perini Corp.	24,439	567,229
Twin Disc, Inc.	8,900	181,204
*Tyco International, Ltd.	97,210	3,721,199
*U.S. Home Systems, Inc.	900	2,781
#*Ultralife Corp.	7,695	40,399
UniFirst Corp.	7,976	367,135
*Union Pacific Corp.	97,021	8,506,801
*United Capital Corp.	2,863	77,416
#*United Continental Holdings, Inc.	127,804	3,711,428
*United Parcel Service, Inc.	106,196	7,151,239
*United Rentals, Inc.	30,100	565,579
*United Stationers, Inc.	12,810	719,922
*United Technologies Corp.	110,065	8,229,560
#Universal Forest Products, Inc.	9,709	292,629
*Universal Security Instruments, Inc.	266	1,756

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Universal Truckload Services, Inc.	8,431	$120,985
*UQM Technologies, Inc.	5,700	13,452
*URS Corp.	32,769	1,275,697
*US Airways Group, Inc.	69,190	815,750
US Ecology, Inc.	7,563	122,672
*USA Truck, Inc.	5,798	79,549
*USG Corp.	51,849	657,445
UTi Worldwide, Inc.	50,691	974,281
Valmont Industries, Inc.	11,272	888,797
*Valpey Fisher Corp.	783	2,427
*Versar, Inc.	3,338	10,682
Viad Corp.	10,992	219,400
Vicor Corp.	9,100	162,071
Virco Manufacturing Corp.	5,490	16,086
#*Vishay Precision Group, Inc.	9,993	169,881
*Volt Information Sciences, Inc.	10,850	87,668
VSE Corp.	1,800	63,450
#*W.W. Grainger, Inc.	10,221	1,267,711
#*Wabash National Corp.	12,565	101,274
Wabtec Corp.	20,203	946,309
*Waste Connections, Inc.	39,228	1,598,149
*Waste Management, Inc.	58,963	2,106,158
#Watsco, Inc. Class A	11,809	660,950
Watsco, Inc. Class B	2,200	125,818
Watts Water Technologies, Inc.	16,400	576,788
*WCA Waste Corp.	5,914	29,333
#Werner Enterprises, Inc.	40,516	863,801
*WESCO International, Inc.	23,105	989,356
*Willdan Group, Inc.	2,050	6,929
*Willis Lease Finance Corp.	2,883	35,374
#Woodward Governor Co.	27,103	849,408

Total Industrials		371,322,165

Information Technology — (15.4%)
Accenture P.L.C. Class A	87,775	3,924,420
*ACI Worldwide, Inc.	14,355	349,831
*Acme Packet, Inc.	21,299	842,375
*Acorn Energy, Inc.	4,000	17,520
*Actel Corp.	13,644	284,614
*ActivIdentity Corp.	17,315	55,927
Activision Blizzard, Inc.	105,366	1,208,548
*Actuate Corp.	17,958	86,917
*Acxiom Corp.	42,161	739,926
*ADC Telecommunications, Inc.	37,570	476,763
*ADDvantage Technologies Group, Inc.	3,642	11,691
*Adept Technology, Inc.	1,627	10,315
*Adobe Systems, Inc.	63,392	1,784,485
*ADPT Corp.	61,020	183,060
Adtran, Inc.	24,687	796,649
*Advanced Analogic Technologies, Inc.	20,553	77,279
*Advanced Energy Industries, Inc.	21,210	304,576
*Advanced Micro Devices, Inc.	110,600	810,698
#*Advent Software, Inc.	9,039	485,575
*Aehr Test Systems	2,798	3,358
*Aetrium, Inc.	2,075	5,084
*Agilent Technologies, Inc.	48,690	1,694,412
*Agilysys, Inc.	11,000	66,000
*Akamai Technologies, Inc.	31,475	1,626,313
#*Alliance Data Systems Corp.	10,904	662,091
#*Altera Corp.	53,002	1,654,192
*Amdocs, Ltd.	87,899	2,696,741

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
American Software, Inc. Class A	11,887	$71,797
#*Amkor Technology, Inc.	76,584	552,171
Amphenol Corp.	28,225	1,414,919
*Amtech Systems, Inc.	3,900	65,286
*Anadigics, Inc.	33,000	223,410
*Analog Devices, Inc.	46,253	1,557,338
*Analysts International Corp.	148	258
*Anaren, Inc.	8,107	135,630
#*Anixter International, Inc.	18,600	998,634
*Ansys, Inc.	17,000	769,250
*AOL, Inc.	56,245	1,500,617
*Apple, Inc.	115,795	34,839,242
*Applied Materials, Inc.	179,931	2,223,947
*Applied Micro Circuits Corp.	33,651	338,866
*Ariba, Inc.	40,436	759,388
*Arris Group, Inc.	65,047	605,588
*Arrow Electronics, Inc.	103,991	3,079,174
*Art Technology Group, Inc.	68,975	289,005
*Aruba Networks, Inc.	26,758	586,268
*Aspen Technology, Inc.	18,317	205,150
Astro-Med, Inc.	2,206	15,508
*Atheros Communications, Inc.	27,947	867,475
*Atmel Corp.	197,985	1,754,147
*ATMI, Inc.	14,625	258,424
*ATS Corp.	2,535	7,706
*AuthenTec, Inc.	4,200	8,946
#*Authentidate Holding Corp.	652	372
*Autobytel, Inc.	1,335	1,134
#*Autodesk, Inc.	41,379	1,497,092
Automatic Data Processing, Inc.	65,264	2,899,027
*Aviat Networks, Inc.	26,895	122,372
*Avid Technology, Inc.	19,777	249,586
*Avnet, Inc.	61,472	1,830,636
AVX Corp.	86,977	1,247,250
*Aware, Inc.	8,951	25,421
*Axcelis Technologies, Inc.	1,400	3,010
*AXT, Inc.	13,367	110,278
Bel Fuse, Inc. Class A	1,700	39,780
Bel Fuse, Inc. Class B	4,851	110,651
*Benchmark Electronics, Inc.	33,944	557,700
*BigBand Networks, Inc.	35,268	104,746
Black Box Corp.	13,595	451,354
Blackbaud, Inc.	13,623	345,888
#*Blackboard, Inc.	14,500	605,230
*Blue Coat Systems, Inc.	17,433	470,168
*BMC Software, Inc.	60,855	2,766,468
*Bottomline Technologies, Inc.	10,403	187,462
*Brightpoint, Inc.	37,368	279,886
*Broadcom Corp.	60,085	2,447,863
Broadridge Financial Solutions, Inc.	56,767	1,248,874
*Brocade Communications Systems, Inc.	194,981	1,232,280
*Brooks Automation, Inc.	33,669	228,612
*Bsquare Corp.	2,962	11,107
*CA, Inc.	60,585	1,406,178
*Cabot Microelectronics Corp.	12,811	494,889
*CACI International, Inc.	16,309	817,407
*Cadence Design Systems, Inc.	62,193	526,775
*CalAmp Corp.	4,036	9,888
*Callidus Software, Inc.	11,311	55,537
*Cascade Microtech, Inc.	4,316	15,538
Cass Information Systems, Inc.	3,765	130,005

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Cavium Networks, Inc.	94	$2,996
*CEVA, Inc.	10,700	198,057
*Checkpoint Systems, Inc.	21,800	479,600
*China Information Technology, Inc.	26,927	171,525
*China Security & Surveillance Technology, Inc.	7,651	41,315
*Chyron International Corp.	2,207	3,818
*Ciber, Inc.	33,531	123,059
*Cinedigm Digital Cinema Corp.	4,102	5,620
#*Cirrus Logic, Inc.	31,900	409,915
*Cisco Sytems, Inc.	718,867	16,411,734
*Citrix Systems, Inc.	29,395	1,883,338
*Clearfield, Inc.	4,000	11,520
Cognex Corp.	19,137	510,958
*Cognizant Technology Solutions Corp.	39,346	2,564,966
*Cogo Group, Inc.	17,089	130,047
*Coherent, Inc.	13,150	551,774
Cohu, Inc.	12,445	178,586
*Comarco, Inc.	2,982	6,262
*CommScope, Inc.	47,404	1,500,811
Communications Systems, Inc.	6,855	81,300
*CommVault Systems, Inc.	11,061	319,995
*Computer Sciences Corp.	64,610	3,169,120
*Computer Task Group, Inc.	6,800	54,264
*Compuware Corp.	116,167	1,162,832
*comScore, Inc.	12,457	292,864
*Comtech Telecommunications Corp.	13,562	417,981
*Comverge, Inc.	7,200	55,080
*Concur Technologies, Inc.	19,147	988,368
*Concurrent Computer Corp.	3,252	20,780
#*Constant Contact, Inc.	3,025	69,575
*Convergys Corp.	67,704	766,409
*CoreLogic, Inc.	63,535	1,116,310
*Corning, Inc.	366,298	6,695,927
*CPI International, Inc.	8,733	123,310
*Cray, Inc.	18,174	108,681
#*Cree, Inc.	28,088	1,440,634
*CSG Systems International, Inc.	14,744	286,623
*CSP, Inc.	709	3,247
#CTC Media, Inc.	51,800	1,222,480
CTS Corp.	17,800	180,670
*CyberOptics Corp.	2,261	17,184
*Cymer, Inc.	13,321	492,211
*Cypress Semiconductor Corp.	69,914	985,787
Daktronics, Inc.	21,400	233,688
*Datalink Corp.	4,035	17,028
*Dataram Corp.	1,100	2,684
DDi Corp.	7,960	81,829
*DealerTrack Holdings, Inc.	22,269	430,237
*Dell, Inc.	249,126	3,582,432
*Deltek, Inc.	12,231	96,136
*DemandTec, Inc.	4,200	44,436
*DG FastChannel, Inc.	11,801	277,914
*Dice Holdings, Inc.	24,041	217,571
Diebold, Inc.	34,459	1,056,168
*Digi International, Inc.	11,720	113,215
*Digimarc Corp.	3,126	85,684
#*Digital River, Inc.	20,639	769,009
*DigitalGlobe, Inc.	20,356	664,623
*Diodes, Inc.	22,807	501,298
*Ditech Networks, Inc.	1,700	2,414
*Dolby Laboratories, Inc.	9,820	605,698

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Dot Hill Systems Corp.	8,221	$16,771
*DSP Group, Inc.	14,087	100,863
#DST Systems, Inc.	20,826	901,141
#*DTS, Inc.	6,401	254,760
*Dynamics Research Corp.	4,347	49,121
Earthlink, Inc.	57,811	519,721
*eBay, Inc.	165,701	4,939,547
#*Ebix, Inc.	15,500	382,850
*Echelon Corp.	14,669	115,445
*EchoStar Corp.	20,034	424,721
*Edgewater Technology, Inc.	5,900	17,346
*Elecsys Corp.	58	223
Electro Rent Corp.	12,323	183,120
*Electro Scientific Industries, Inc.	15,006	174,370
*Electronic Arts, Inc.	85,329	1,352,465
*Electronics for Imaging, Inc.	25,858	353,996
*eLoyalty Corp.	1,800	12,582
#*EMC Corp.	278,554	5,852,420
#*EMCORE Corp.	8,811	11,102
*EMS Technologies, Inc.	8,095	144,415
*Emulex Corp.	41,063	468,118
*EndWave Corp.	2,100	4,977
*Entegris, Inc.	67,265	402,245
*Entorian Technologies, Inc.	666	2,051
#*Entropic Communications, Inc.	25,900	216,524
*Epicor Software Corp.	32,879	309,063
EPIQ Systems, Inc.	20,150	236,158
*ePlus, Inc.	4,092	86,055
#*Equinix, Inc.	12,938	1,089,897
*Euronet Worldwide, Inc.	21,823	394,123
*Exar Corp.	24,657	163,969
*ExlService Holdings, Inc.	12,842	244,640
*Extreme Networks	45,997	146,730
#*F5 Networks, Inc.	22,800	2,683,560
FactSet Research Systems, Inc.	10,821	949,867
#Fair Isaac Corp.	24,076	578,787
*Fairchild Semiconductor International, Inc.	64,366	725,405
*FalconStor Software, Inc.	18,824	51,578
*Faro Technologies, Inc.	8,589	207,338
*FEI Co.	19,499	424,298
Fidelity National Information Services, Inc.	113,871	3,085,904
#*Finisar Corp.	18,725	318,512
#*First Solar, Inc.	10,800	1,486,944
*Fiserv, Inc.	38,033	2,073,559
#*FLIR Systems, Inc.	23,376	650,788
*FormFactor, Inc.	23,620	229,823
*Forrester Research, Inc.	10,077	333,246
*Frequency Electronics, Inc.	4,139	24,834
*FSI International, Inc.	14,039	37,765
#*Gartner Group, Inc.	24,300	770,067
*Geeknet, Inc.	4,339	9,025
*Gerber Scientific, Inc.	11,854	79,303
*GigOptix, Inc.	87	191
*Global Cash Access, Inc.	29,291	106,619
Global Payments, Inc.	26,390	1,028,154
*Globalscape, Inc.	1,689	4,138
*Globecomm Systems, Inc.	11,707	104,778
#*Glu Mobile, Inc.	500	850
*Google, Inc.	30,334	18,594,439
*GSE Systems, Inc.	2,084	7,461
*GSI Commerce, Inc.	12,364	301,929

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*GSI Technology, Inc.	13,355	$92,817
*GTSI Corp.	1,900	8,721
*Guidance Software, Inc.	6,118	39,522
*Hackett Group, Inc.	22,183	86,514
*Harmonic, Inc.	53,844	375,831
#*Harris Corp.	46,387	2,096,229
*Hauppauge Digital, Inc.	1,000	2,450
Heartland Payment Systems, Inc.	13,895	198,421
*Henry Bros. Electronics, Inc.	465	3,227
Hewlett-Packard Co.	291,252	12,250,059
*Hittite Microwave Corp.	7,700	397,859
#*HSW International, Inc.	181	1,160
*Hughes Communications, Inc.	8,962	254,431
*Hutchinson Technology, Inc.	10,577	36,068
*Hypercom Corp.	29,883	178,103
*I.D. Systems, Inc.	3,032	6,822
*IAC/InterActiveCorp.	86,425	2,411,258
*IEC Electronics Corp.	2,410	12,484
iGATE Corp.	22,081	451,336
*Ikanos Communications, Inc.	4,543	5,179
*Imation Corp.	20,016	194,956
Imergent, Inc.	2,800	12,600
*Immersion Corp.	11,914	73,271
*Infinera Corp.	42,674	349,500
#*Informatica Corp.	23,530	957,436
*InfoSpace, Inc.	18,094	152,713
*Ingram Micro, Inc.	86,310	1,524,235
*Innodata Isogen, Inc.	9,255	28,690
*Insight Enterprises, Inc.	33,705	509,620
*Integral Systems, Inc.	8,202	69,717
*Integrated Device Technology, Inc.	86,566	509,874
#*Integrated Silicon Solution, Inc.	12,878	96,714
*Intel Corp.	835,086	16,760,176
*Intellicheck Mobilisa, Inc.	4,118	5,024
*Interactive Intelligence, Inc.	6,758	166,990
#*InterDigital, Inc.	11,806	396,327
*Intermec, Inc.	34,038	396,543
*Internap Network Services Corp.	27,742	138,710
*International Business Machines Corp.	179,066	25,713,878
*International Rectifier Corp.	37,119	862,274
*Internet Brands, Inc.	22,974	304,176
*Internet Capital Group, Inc.	20,091	250,937
—*Internet Media Services, Inc.	495	—
*Interphase Corp.	700	1,057
#Intersil Corp. Class A	61,400	803,726
*Intest Corp.	1,100	3,300
*Intevac, Inc.	10,700	108,070
*IntriCon Corp.	1,974	8,488
*Intuit, Inc.	44,061	2,114,928
*INX, Inc.	3,000	16,620
#*IPG Photonics Corp.	34,550	777,375
#*Isilon Systems, Inc.	20,541	584,802
*Iteris, Inc.	3,700	5,254
*Itron, Inc.	18,962	1,152,321
*Ixia.	31,269	489,360
*IXYS Corp.	16,609	170,076
#*j2 Global Communications, Inc.	19,930	525,156
*Jabil Circuit, Inc.	107,500	1,649,050
Jack Henry & Associates, Inc.	37,417	1,016,246
*JDA Software Group, Inc.	22,071	558,396
*JDS Uniphase Corp.	96,247	1,011,556

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Juniper Networks, Inc.	72,500	$2,348,275
Keithley Instruments, Inc.	6,065	130,883
*Kenexa Corp.	9,576	175,145
*KEY Tronic Corp.	5,044	32,282
Keynote Systems, Inc.	6,953	84,757
#*KIT Digital, Inc.	1,698	23,381
*KLA-Tencor Corp.	43,900	1,568,108
*Knot, Inc. (The)	18,177	164,320
*Kopin Corp.	29,389	111,972
*Kulicke & Soffa Industries, Inc.	37,700	234,494
*KVH Industries, Inc.	6,291	88,326
#*L-1 Identity Solutions, Inc.	69,994	825,229
*Lam Research Corp.	23,500	1,076,065
*LaserCard Corp.	3,582	15,653
*Lattice Semiconductor Corp.	70,322	341,765
*Lawson Software, Inc.	75,226	669,511
*LeCroy Corp.	4,000	37,400
Lender Processing Services, Inc.	16,068	463,401
#*Lexmark International, Inc.	33,506	1,274,233
*Limelight Networks, Inc.	47,022	318,809
#*Linear Technology Corp.	38,640	1,245,367
*Lionbridge Technologies, Inc.	17,466	87,330
*Liquidity Services, Inc.	11,444	183,104
*Littlefuse, Inc.	10,556	447,891
#*LogMeIn, Inc.	2,094	83,195
*LoJack Corp.	19,851	97,071
*LookSmart, Ltd.	3,520	7,638
*LoopNet, Inc.	14,267	150,517
*Loral Space & Communications, Inc.	9,000	500,670
*LSI Corp.	225,189	1,179,990
*LTX-Credence Corp.	4,233	26,880
*Mace Security International, Inc.	2,000	778
*Magma Design Automation, Inc.	18,600	79,794
*Manhattan Associates, Inc.	14,388	442,863
*ManTech International Corp. Class A	11,489	450,484
Marchex, Inc.	14,191	91,106
*Marvell Technology Group, Ltd.	84,086	1,623,701
*Mastech Holdings, Inc.	925	3,404
*MasterCard, Inc. Class A	13,389	3,214,163
*Mattson Technology, Inc.	23,651	60,310
Maxim Integrated Products, Inc.	60,227	1,304,517
Maximus, Inc.	9,636	584,231
*Maxwell Technologies, Inc.	5,888	95,503
*McAfee, Inc.	24,200	1,144,660
*Measurement Specialties, Inc.	7,997	178,653
*Medidata Solutions, Inc.	5,102	95,050
*MEMC Electronic Materials, Inc.	82,242	1,054,342
*MEMSIC, Inc.	3,272	9,783
*Mentor Graphics Corp.	59,942	647,374
*Mercury Computer Systems, Inc.	13,294	210,577
Mesa Laboratories, Inc.	1,029	26,497
Methode Electronics, Inc.	19,800	183,942
Micrel, Inc.	25,702	306,111
#*Microchip Technology, Inc.	32,281	1,038,803
#*Micron Technology, Inc.	320,589	2,651,271
*MICROS Systems, Inc.	33,508	1,520,928
*Microsemi Corp.	38,945	778,900
*Microsoft Corp.	1,056,293	28,139,646
*MicroStrategy, Inc.	2,290	207,543
*Microtune, Inc.	22,580	65,256
*Mindspeed Technologies, Inc.	8,542	63,040

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*MIPS Technologies, Inc.	15,400	$226,380
*MKS Instruments, Inc.	27,910	576,342
Mocon, Inc.	2,858	38,583
*ModusLink Global Solutions, Inc.	21,220	140,689
#Molex, Inc.	14,500	294,350
Molex, Inc. Class A	34,163	583,162
*MoneyGram International, Inc.	30,500	73,505
*Monolithic Power Systems, Inc.	14,978	240,696
*Monotype Imaging Holdings, Inc.	14,869	141,702
*MoSys, Inc.	11,900	56,287
*Motorola, Inc.	433,663	3,534,353
*Move, Inc.	15,878	37,472
#MTS Systems Corp.	7,108	232,929
*Multi-Fineline Electronix, Inc.	13,543	331,533
*Nanometrics, Inc.	11,250	151,538
*NAPCO Security Technologies, Inc.	6,187	11,013
National Instruments Corp.	33,751	1,174,197
National Semiconductor Corp.	49,962	684,479
*NCI, Inc. Class A	2,940	54,802
*NCR Corp.	71,654	983,093
#*NetApp, Inc.	77,714	4,138,270
*Netezza Corp.	23,400	630,864
*NETGEAR, Inc.	14,092	434,175
*NetList, Inc.	11,200	34,832
*NetLogic Microsystems, Inc.	27,913	839,065
*NetScout Systems, Inc.	18,372	431,191
*NetSuite, Inc.	2,360	48,333
*Network Engines, Inc.	4,876	8,143
*Network Equipment Technologies, Inc.	13,081	41,336
*NeuStar, Inc.	32,311	833,947
*Newport Corp.	20,227	293,898
NIC, Inc.	15,586	135,286
*Novatel Wireless, Inc.	17,400	182,352
*Novell, Inc.	175,585	1,041,219
*Novellus Systems, Inc.	46,600	1,361,186
*Nu Horizons Electronics Corp.	8,521	59,306
#*Nuance Communications, Inc.	74,393	1,168,714
*NumereX Corp. Class A	2,949	22,884
#*Nvidia Corp.	99,459	1,196,492
O.I. Corp.	876	10,941
*Occam Networks, Inc.	16,080	118,510
*Oclaro, Inc.	17,805	149,740
*OmniVision Technologies, Inc.	24,500	664,685
*ON Semiconductor Corp.	142,816	1,095,399
*Online Resources Corp.	13,475	69,800
*Onvia, Inc.	2,442	7,399
*OpenTable, Inc.	3,516	215,707
*Oplink Communications, Inc.	10,900	190,532
OPNET Technologies, Inc.	9,200	181,332
*Opnext, Inc.	9,765	14,745
*Optical Cable Corp.	100	322
*Oracle Corp.	595,998	17,522,341
*Orbcomm, Inc.	13,632	31,899
*OSI Systems, Inc.	9,300	334,800
*PAR Technology Corp.	7,596	47,475
*Parametric Technology Corp.	51,480	1,105,276
Park Electrochemical Corp.	11,200	302,400
*ParkerVision, Inc.	2,905	1,308
*Paychex, Inc.	48,133	1,333,284
*PC Connection, Inc.	14,833	124,894
*PC Mall, Inc.	5,892	36,648

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*PC-Tel, Inc.	12,027	$71,200
*PDF Solutions, Inc.	10,402	42,128
Pegasystems, Inc.	7,732	209,151
*Perceptron, Inc.	2,500	13,100
*Perficient, Inc.	14,546	153,606
*Performance Technologies, Inc.	3,800	7,676
*Pericom Semiconductor Corp.	13,848	130,448
*Pervasive Software, Inc.	7,283	36,998
*Phoenix Technologies, Ltd.	8,026	33,067
#*Photronics, Inc.	29,566	185,674
*Pixelworks, Inc.	2,500	8,350
*Planar Systems, Inc.	6,000	13,980
Plantronics, Inc.	24,360	874,037
*Plexus Corp.	18,182	551,824
*PLX Technology, Inc.	15,800	56,248
*PMC - Sierra, Inc.	91,818	706,080
*Polycom, Inc.	37,500	1,266,750
#Power Integrations, Inc.	11,600	396,256
*Presstek, Inc.	8,545	15,808
—*Price Communications Liquidation Trust	5,700	—
*Progress Software Corp.	18,847	704,312
*PROS Holdings, Inc.	10,751	111,810
QAD, Inc.	11,195	48,250
*QLogic Corp.	49,800	874,986
*QUALCOMM, Inc.	206,260	9,308,514
Qualstar Corp.	3,826	6,198
*Quantum Corp.	6,404	21,646
*Quest Software, Inc.	44,260	1,158,284
*QuickLogic Corp.	8,175	48,478
#*Rackspace Hosting, Inc.	24,748	617,710
*Radiant Systems, Inc.	14,100	275,091
*RadiSys Corp.	12,800	125,056
*RAE Systems, Inc.	6,100	9,699
*Rainmaker Systems, Inc.	4,893	5,627
*Rambus, Inc.	24,904	492,352
*Ramtron International Corp.	10,124	39,180
*RealNetworks, Inc.	65,193	195,579
*Red Hat, Inc.	34,693	1,466,126
*Reis, Inc.	6,081	41,959
*Relm Wireless Corp.	4,000	8,160
Renaissance Learning, Inc.	8,803	122,978
*RF Micro Devices, Inc.	121,847	888,265
*RF Monolithics, Inc.	2,900	3,509
Richardson Electronics, Ltd.	7,321	79,213
#*RightNow Technologies, Inc.	7,711	201,411
*Rimage Corp.	4,568	67,743
*Riverbed Technology, Inc.	14,419	829,669
*Rofin-Sinar Technologies, Inc.	16,600	463,638
*Rogers Corp.	8,164	290,638
*Rosetta Stone, Inc.	9,800	226,870
#*Rovi Corp.	44,318	2,244,707
#*Rubicon Technology, Inc.	1,669	38,587
#*Rudolph Technologies, Inc.	16,706	123,959
*S1 Corp.	34,738	202,175
*Saba Software, Inc.	11,240	66,990
#*SAIC, Inc.	18,663	290,023
*Salesforce.com, Inc.	18,300	2,124,081
*Sandisk Corp.	62,730	2,357,393
#*Sanmina-SCI Corp.	38,485	507,232
Sapient Corp.	59,339	780,901
*SAVVIS, Inc.	14,995	359,730

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ScanSource, Inc.	14,464	$433,052
*Scientific Learning Corp.	3,436	11,957
*SeaChange International, Inc.	16,408	131,920
*Seagate Technology	72,675	1,064,689
*Semtech Corp.	27,500	588,775
Servidyne, Inc.	115	284
*ShoreTel, Inc.	17,116	107,146
*Sigma Designs, Inc.	16,394	187,056
#*Silicon Graphics International Corp.	14,500	109,765
*Silicon Image, Inc.	37,136	228,386
#*Silicon Laboratories, Inc.	19,100	762,090
*Skyworks Solutions, Inc.	81,501	1,867,188
*Smart Modular Technologies (WWH), Inc.	33,985	251,149
*Smith Micro Software, Inc.	18,669	227,015
*SolarWinds, Inc.	4,126	74,887
Solera Holdings, Inc.	19,065	916,073
#*Sonic Solutions, Inc.	17,956	214,933
*Sonus Networks, Inc.	128,602	399,952
*Soundbite Communications, Inc.	776	2,134
#*Sourcefire, Inc.	8,200	193,438
#*Spansion, Inc. Class A	32,763	573,025
*Spark Networks, Inc.	5,400	16,200
*Spectrum Control, Inc.	6,606	100,808
*SRA International, Inc.	24,795	496,148
*SRS Labs, Inc.	5,673	50,149
*Stamps.com, Inc.	6,012	95,952
#*Standard Microsystems Corp.	11,704	282,535
*StarTek, Inc.	5,510	22,481
#*STEC, Inc.	22,357	348,769
#*Stratasys, Inc.	9,500	297,540
*Stream Global Services, Inc.	1,303	4,899
*SuccessFactors, Inc.	19,435	527,077
*Super Micro Computer, Inc.	15,203	169,057
*SuperMedia, Inc.	82	540
*Supertex, Inc.	6,653	156,279
*Support.com, Inc.	22,395	126,980
Sycamore Networks, Inc.	15,630	476,559
*Symantec Corp.	106,100	1,716,698
*Symmetricom, Inc.	21,986	136,973
#*Synaptics, Inc.	15,100	406,643
*Synchronoss Technologies, Inc.	13,135	279,907
*SYNNEX Corp.	18,200	528,528
*Synopsys, Inc.	61,119	1,563,424
Syntel, Inc.	11,574	565,506
*Take-Two Interactive Software, Inc.	46,991	500,924
*Taleo Corp.	17,878	512,920
*Tech Data Corp.	26,869	1,155,098
Technitrol, Inc.	13,268	61,033
*TechTarget, Inc.	20,406	106,927
*TechTeam Global, Inc.	3,566	26,067
*Tekelec	35,628	463,877
*TeleCommunication Systems, Inc.	15,000	81,150
*TeleTech Holdings, Inc.	26,480	401,966
*Tellabs, Inc.	213,598	1,456,738
*Telular Corp.	4,661	17,246
*Teradata Corp.	26,703	1,051,030
#*Teradyne, Inc.	78,522	882,587
#*Terremark Worldwide, Inc.	20,956	209,350
Tessco Technologies, Inc.	5,682	85,798
*Tessera Technologies, Inc.	26,173	516,393
#*Texas Instruments, Inc.	159,605	4,719,520

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
TheStreet.com, Inc.	12,217	$37,384
*THQ, Inc.	31,500	126,000
*TIBCO Software, Inc.	145,969	2,805,524
*Tier Technologies, Inc.	8,000	45,680
*TiVo, Inc.	3,051	33,988
*TNS, Inc.	4,690	89,767
*Tollgrade Communications, Inc.	2,700	21,465
Total System Services, Inc.	79,720	1,244,429
*Transact Technologies, Inc.	3,300	26,103
*TranSwitch Corp.	131	291
*Travelzoo, Inc.	4,048	139,049
*Trident Microsystems, Inc.	13,500	25,110
*Trimble Navigation, Ltd.	45,500	1,630,720
*Trio-Tech International	255	1,502
*Triquint Semiconductor, Inc.	77,541	798,672
*TSR, Inc.	421	968
*TTM Technologies, Inc.	34,378	360,281
Tyco Electronics, Ltd.	62,272	1,972,777
#*Tyler Technologies, Inc.	17,136	349,746
#*Ultimate Software Group, Inc.	2,958	122,402
*Ultra Clean Holdings, Inc.	8,957	67,446
*Ultratech, Inc.	11,132	203,827
*Unisys Corp.	16,369	377,305
United Online, Inc.	45,378	280,436
#*Universal Display Corp.	8,486	212,489
*UTStarcom, Inc.	65,037	131,375
#*ValueClick, Inc.	35,974	495,002
*Varian Semiconductor Equipment Associates, Inc.	31,348	1,024,139
#*Veeco Instruments, Inc.	18,887	790,421
*VeriFone Systems, Inc.	19,356	654,813
*VeriSign, Inc.	31,460	1,093,235
*Vertro, Inc.	500	2,105
#*Viasat, Inc.	17,811	733,279
*Viasystems Group, Inc.	1,387	21,845
*Vicon Industries, Inc.	600	2,508
*Video Display Corp.	2,312	9,502
Virnetx Holding Corp.	16,186	300,250
*Virtusa Corp.	21,168	301,856
*Visa, Inc.	62,680	4,899,696
*Vishay Intertechnology, Inc.	96,400	1,089,320
#*VistaPrint NV	11,693	491,924
#*VMware, Inc. Class A	13,501	1,032,286
*Vocus, Inc.	6,089	134,871
*Volterra Semiconductor Corp.	7,600	155,268
#*Wave Systems Corp. Class A	1,900	4,484
Wayside Technology Group, Inc.	1,500	16,395
*Web.com Group, Inc.	12,431	77,072
*WebMD Health Corp.	26,011	1,359,855
*Websense, Inc.	7,099	142,832
*Westell Technologies, Inc.	22,958	67,267
*Western Digital Corp.	46,433	1,486,785
Western Union Co. (The)	85,655	1,507,528
*Wireless Telecom Group, Inc.	3,316	2,311
*WPCS International, Inc.	2,200	7,282
*Wright Express Corp.	16,726	630,737
Xerox Corp.	410,462	4,802,405
#*Xilinx, Inc.	35,947	963,739
*X-Rite, Inc.	40,732	164,965
*Yahoo!, Inc.	246,904	4,076,385
*Zebra Technologies Corp. Class A	23,461	839,435
*Zix Corp.	22,690	88,264

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Zoran Corp.	27,120	$192,010
*Zygo Corp.	7,471	79,940

Total Information Technology		493,082,863

Materials — (4.6%)
A. Schulman, Inc.	17,526	380,314
*A.M. Castle & Co.	12,403	191,006
*AEP Industries, Inc.	2,600	63,362
Air Products & Chemicals, Inc.	25,045	2,128,074
Airgas, Inc.	26,700	1,893,831
*AK Steel Holding Corp.	43,170	543,510
Albemarle Corp.	28,547	1,431,061
*Alcoa, Inc.	195,104	2,561,716
#Allegheny Technologies, Inc.	27,906	1,470,367
*Allied Nevada Gold Corp.	18,650	460,282
#AMCOL International Corp.	13,803	382,895
*American Pacific Corp.	2,200	13,244
American Vanguard Corp.	14,212	104,742
AptarGroup, Inc.	28,440	1,276,387
*Arabian American Development Co.	4,616	13,756
Arch Chemicals, Inc.	12,100	429,671
Ashland, Inc.	36,943	1,907,367
Balchem Corp.	9,978	304,912
*Ball Corp.	16,600	1,068,376
*Bemis Co., Inc.	54,237	1,722,567
*Boise, Inc.	45,962	333,224
*Brush Engineered Materials, Inc.	11,280	373,932
Buckeye Technologies, Inc.	19,800	357,390
Cabot Corp.	36,432	1,239,417
*Calgon Carbon Corp.	23,200	348,232
*Capital Gold Corp.	20,825	91,422
Carpenter Technology Corp.	19,850	707,851
Celanese Corp. Class A	22,399	798,524
*Century Aluminum Co.	44,887	606,872
*CF Industries Holdings, Inc.	17,733	2,172,824
*Clearwater Paper Corp.	5,500	444,125
*Cliffs Natural Resources, Inc.	27,994	1,825,209
*Coeur d’Alene Mines Corp.	48,991	1,009,705
Commercial Metals Co.	63,086	875,634
Compass Minerals International, Inc.	7,752	611,400
*Continental Materials Corp.	100	1,784
*Core Molding Technologies, Inc.	1,400	6,706
*Crown Holdings, Inc.	25,500	820,845
Cytec Industries, Inc.	28,534	1,413,004
Deltic Timber Corp.	5,296	247,217
#Domtar Corp.	23,229	1,843,453
Dow Chemical Co. (The)	215,586	6,646,516
*E.I. du Pont de Nemours & Co.	113,543	5,368,313
Eagle Materials, Inc.	23,688	555,720
Eastman Chemical Co.	22,900	1,799,253
Ecolab, Inc.	30,748	1,516,491
*Ferro Corp.	43,642	598,768
#*Flotek Industries, Inc.	2,019	3,654
FMC Corp.	11,322	827,638
*Freeport-McMoRan Copper & Gold, Inc. Class B	71,365	6,756,838
Friedman Industries, Inc.	5,521	37,377
#*General Moly, Inc.	31,100	162,342
#*Georgia Gulf Corp.	16,783	339,520
*Globe Specialty Metals, Inc.	33,388	518,850
*Golden Minerals, Co.	1,540	40,425
*Graphic Packaging Holding Co.	177,363	649,149

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Greif, Inc. Class A	11,500	$675,510
Greif, Inc. Class B	7,997	463,826
H.B. Fuller Co.	27,312	563,720
#Hawkins, Inc.	4,410	158,319
Haynes International, Inc.	6,377	231,230
*Headwaters, Inc.	28,792	97,893
#*Hecla Mining Co.	142,848	984,223
*Horsehead Holding Corp.	20,911	228,557
Huntsman Corp.	119,696	1,657,790
Innophos Holdings, Inc.	12,373	454,337
*Innospec, Inc.	12,297	208,188
International Flavors & Fragrances, Inc.	14,700	737,352
*International Paper Co.	182,870	4,622,954
#*Intrepid Potash, Inc.	31,598	1,084,759
Kaiser Aluminum Corp.	10,438	469,606
*KapStone Paper & Packaging Corp.	24,910	318,848
KMG Chemicals, Inc.	4,190	58,618
Koppers Holdings, Inc.	6,843	190,783
#*Kronos Worldwide, Inc.	15,063	609,298
*Landec Corp.	12,427	78,166
Limoneira Co.	2,459	49,770
*Louisiana-Pacific Corp.	67,765	524,501
*LSB Industries, Inc.	10,014	223,813
Lubrizol Corp.	26,214	2,686,673
#Martin Marietta Materials, Inc.	11,973	963,587
*Material Sciences Corp.	3,017	15,568
*MeadWestavco Corp.	70,547	1,815,174
*Mercer International, Inc.	19,008	100,742
#*Metalline Mining Co.	500	315
Minerals Technologies, Inc.	10,300	604,301
*Mines Management, Inc.	4,267	10,582
*Mod-Pac Corp.	400	1,988
*Monsanto Co.	64,669	3,842,632
Mosaic Co. (The)	15,877	1,161,561
Myers Industries, Inc.	18,786	165,880
Nalco Holding Co.	39,538	1,114,181
*Nanophase Technologies Corp.	700	742
Neenah Paper, Inc.	8,061	123,736
NewMarket Corp.	6,304	747,150
*Newmont Mining Corp.	63,226	3,848,567
NL Industries, Inc.	25,326	290,996
*Northern Technologies International Corp.	966	14,026
Nucor Corp.	61,561	2,352,861
Olin Corp.	37,764	754,902
Olympic Steel, Inc.	5,150	115,463
*OM Group, Inc.	14,743	490,500
*Omnova Solutions, Inc.	13,584	108,400
*Owens-Illinois, Inc.	25,194	706,188
P.H. Glatfelter Co.	24,362	303,063
Packaging Corp. of America	46,245	1,129,765
*Pactiv Corp.	51,354	1,703,926
*Penford Corp.	8,423	50,033
*PolyOne Corp.	41,520	536,438
*PPG Industries, Inc.	36,472	2,797,402
*Praxair, Inc.	38,243	3,493,116
Quaker Chemical Corp.	5,240	190,841
Reliance Steel & Aluminum Co.	41,846	1,751,255
*Rock of Ages Corp.	500	2,620
Rock-Tenn Co. Class A	19,869	1,129,553
*Rockwood Holdings, Inc.	34,198	1,159,996
Royal Gold, Inc.	19,345	957,771

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
RPM International, Inc.	53,596	$1,109,973
*RTI International Metals, Inc.	16,724	520,116
Schnitzer Steel Industries, Inc. Class A.	12,681	655,481
Schweitzer-Maudoit International, Inc.	8,654	555,414
#Scotts Miracle-Gro Co. Class A (The)	15,997	854,240
*Sealed Air Corp.	64,320	1,489,008
*Senomyx, Inc.	9,098	45,490
Sensient Technologies Corp.	27,477	887,782
#*Sherwin-Williams Co.	19,858	1,449,038
#*Sigma-Aldrich Corp.	19,993	1,267,956
Silgan Holdings, Inc.	33,126	1,118,002
*Solitario Exploration & Royalty Corp.	1,700	3,774
*Solutia, Inc.	53,037	960,500
Sonoco Products Co.	38,301	1,283,084
Southern Copper Corp.	102,838	4,401,466
*Spartech Corp.	15,385	130,157
Steel Dynamics, Inc.	119,814	1,739,699
Stepan Co.	4,184	282,169
#*Stillwater Mining Co.	41,579	740,106
Synalloy Corp.	4,755	44,554
Temple-Inland, Inc.	60,059	1,244,422
#Texas Industries, Inc.	14,915	509,646
*Titanium Metals Corp.	94,193	1,851,834
*U.S. Gold Corp.	56,122	293,518
*United States Lime & Minerals, Inc.	2,631	106,556
#*United States Steel Corp.	54,505	2,332,269
*Universal Stainless & Alloy Products, Inc.	3,453	99,930
Valhi, Inc.	21,808	440,085
Valspar Corp.	54,636	1,753,816
*Verso Paper Corp.	12,902	47,221
#*Vulcan Materials Co.	52,638	1,921,813
Walter Energy, Inc.	10,120	890,155
*Wausau Paper Corp.	27,410	231,340
#Westlake Chemical Corp.	34,626	1,106,647
*Weyerhaeuser Co.	120,714	1,957,981
#Worthington Industries, Inc.	43,184	665,034
*WR Grace & Co.	31,040	995,142
*Xerium Technologies, Inc.	405	5,261
Zep, Inc.	8,712	158,036
*Zoltek Cos., Inc.	18,828	180,749

Total Materials		148,561,083

Other — (0.0%)
•*Avigen, Inc. Escrow Shares	5,711	—
•*Concord Camera Corp. Escrow Shares	405	—
•*MAIR Holdings, Inc. Escrow Shares	300	—
•#*Pelican Financial, Inc. Escrow Shares	100	—
•*Softbrands, Inc. Escrow Shares	3,200	—
•*Voyager Learning Co. Escrow Shares	669	—

Total Other		—

Telecommunication Services — (2.6%)
*AboveNet, Inc.	11,133	633,356
#Alaska Communications Systems Group, Inc.	19,069	191,262
*American Tower Corp.	50,528	2,607,750
*Arbinet Corp.	1,925	12,897
*AT&T, Inc.	1,184,233	33,750,640
Atlantic Tele-Network, Inc.	6,772	286,185
*Cbeyond, Inc.	12,790	173,304
#*CenturyLink, Inc.	90,602	3,749,111
*Cincinnati Bell, Inc.	85,500	209,475

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*Cogent Communications Group, Inc.	17,400	$188,790
Consolidated Communications Holdings, Inc.	13,106	242,723
*Crown Castle International Corp.	41,815	1,803,063
*FiberTower Corp.	24,546	110,457
*Frontier Communications Corp.	231,881	2,035,915
*General Communications, Inc. Class A	28,610	298,974
*Global Crossing, Ltd.	16,509	224,522
HickoryTech Corp.	4,965	45,182
*ICO Global Communications (Holdings), Ltd.	1,638	2,375
*IDT Corp.	910	10,520
*IDT Corp. Class B	8,128	119,319
*Iridium Communications, Inc.	37,791	311,776
*Leap Wireless International, Inc.	32,055	365,748
*MetroPCS Communications, Inc.	186,127	1,937,582
*Neutral Tandem, Inc.	5,032	73,568
*NII Holdings, Inc.	57,348	2,397,720
NTELOS Holdings Corp.	17,145	311,525
*PAETEC Holding Corp.	53,676	226,513
*Premiere Global Services, Inc.	29,966	204,668
Qwest Communications International, Inc.	276,300	1,823,580
#*SBA Communications Corp.	19,590	769,103
Shenandoah Telecommunications Co.	10,071	183,796
*Sprint Nextel Corp.	541,815	2,232,278
*SureWest Communications.	5,354	42,832
*Syniverse Holdings, Inc.	33,721	1,028,153
Telephone & Data Systems, Inc.	28,563	994,849
Telephone & Data Systems, Inc. Special Shares	22,956	684,777
*tw telecom, Inc.	64,730	1,191,032
*United States Cellular Corp.	21,030	977,054
USA Mobility, Inc.	10,923	183,834
*Verizon Communications, Inc.	551,929	17,921,135
*Vonage Holdings Corp.	84,000	214,200
Warwick Valley Telephone Co.	1,668	23,852
#Windstream Corp.	82,156	1,040,095
*Xeta Corp.	3,768	13,716

Total Telecommunication Services		81,849,206

Utilities — (3.3%)
*AES Corp.	300,176	3,584,101
AGL Resources, Inc.	34,731	1,363,539
Allegheny Energy, Inc.	26,879	623,593
ALLETE, Inc.	15,137	550,684
Alliant Energy Corp.	19,543	713,906
*Ameren Corp.	46,144	1,337,253
*American Electric Power Co., Inc.	65,351	2,446,741
American States Water Co.	8,115	303,095
American Water Works Co., Inc.	45,693	1,091,149
#Aqua America, Inc.	58,753	1,264,952
Artesian Resources Corp.	2,709	51,688
Atmos Energy Corp.	40,739	1,199,764
Avista Corp.	24,224	529,052
Black Hills Corp.	17,439	555,258
#*Cadiz, Inc.	2,721	29,577
California Water Service Group	11,294	421,718
*Calpine Corp.	178,315	2,228,937
*CenterPoint Energy, Inc.	70,361	1,165,178
Central Vermont Public Service Corp.	6,710	135,676
CH Energy Group, Inc.	10,263	466,453
Chesapeake Utilities Corp.	4,161	152,667
Cleco Corp.	25,596	800,387
#*CMS Energy Corp.	69,200	1,271,896

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Connecticut Water Services, Inc.	4,541	$110,846
*Consolidated Edison, Inc.	38,771	1,927,694
Consolidated Water Co., Ltd.	1,153	11,795
Constellation Energy Group, Inc.	35,929	1,086,493
Delta Natural Gas Co., Inc.	1,429	43,827
*Dominion Resources, Inc.	81,233	3,530,386
DPL, Inc.	42,490	1,108,989
DTE Energy Co.	30,529	1,427,536
*Duke Energy Corp.	185,689	3,381,397
#*Dynegy, Inc.	13,281	61,624
Edison International, Inc.	69,891	2,578,978
*El Paso Electric Co.	19,400	477,240
Empire District Electric Co.	18,015	379,036
Energen Corp.	26,400	1,178,496
*Entergy Corp.	25,827	1,924,886
*EQT Corp.	25,020	936,749
*Exelon Corp.	89,206	3,641,389
#*FirstEnergy Corp.	42,432	1,541,130
Gas Natural, Inc.	2,145	24,238
Great Plains Energy, Inc.	56,189	1,069,277
Hawaiian Electric Industries, Inc.	41,847	943,231
IDACORP, Inc.	21,493	790,942
#*Integrys Energy Group, Inc.	29,829	1,586,605
ITC Holdings Corp.	21,367	1,337,788
Laclede Group, Inc.	9,554	335,441
Maine & Maritimes Corp.	826	36,964
MDU Resources Group, Inc.	32,617	650,057
MGE Energy, Inc.	10,220	414,421
Middlesex Water Co.	6,549	116,965
*Mirant Corp.	75,500	801,055
National Fuel Gas Co.	12,829	707,904
New Jersey Resources Corp.	18,343	742,708
*NextEra Energy, Inc.	53,640	2,952,346
#Nicor, Inc.	19,738	940,121
#*NiSource, Inc.	45,576	788,921
*Northeast Utilities, Inc.	29,318	917,067
Northwest Natural Gas Co.	11,787	580,981
NorthWestern Corp.	15,875	472,599
*NRG Energy, Inc.	105,941	2,109,285
NSTAR.	25,400	1,059,434
NV Energy, Inc.	125,628	1,716,078
OGE Energy Corp.	16,900	746,304
*Oneok, Inc.	17,529	873,295
#Ormat Technologies, Inc.	25,049	714,147
Otter Tail Corp.	15,734	322,862
Pennichuck Corp.	1,797	43,164
Pepco Holdings, Inc.	36,502	703,029
PG&E Corp.	53,764	2,570,994
#Piedmont Natural Gas Co.	31,000	914,190
*Pinnacle West Capital Corp.	25,155	1,035,380
PNM Resources, Inc.	38,600	455,094
Portland General Electric Co.	33,550	701,195
PPL Corp.	74,403	2,001,441
*Progress Energy, Inc.	39,354	1,770,930
*Public Service Enterprise Group, Inc.	98,438	3,184,469
Questar Corp.	87,572	1,486,097
RGC Resources, Inc.	599	18,575
*RRI Energy, Inc.	165,254	621,355
SCANA Corp.	20,319	829,828
#Sempra Energy	32,250	1,724,730
SJW Corp.	10,193	246,671

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
#South Jersey Industries, Inc.	13,336	$671,601
*Southern Co.	110,174	4,172,289
Southwest Gas Corp.	20,210	702,500
*TECO Energy, Inc.	76,018	1,337,157
UGI Corp.	46,882	1,410,679
UIL Holdings Corp.	13,292	384,936
Unisource Energy Corp.	16,123	565,434
Unitil Corp.	5,369	116,615
Vectren Corp.	34,010	931,194
Westar Energy, Inc.	47,000	1,189,100
WGL Holdings, Inc.	21,313	821,616
*Wisconsin Energy Corp.	19,506	1,161,387
Xcel Energy, Inc.	63,821	1,522,769
York Water Co.	5,112	80,923

Total Utilities		104,762,133

TOTAL COMMON STOCKS		2,889,725,465

RIGHTS/WARRANTS — (0.0%)
*Accuride Corp. Warrants 02/26/12	3,543	301
—*Avalon Contingent Value Rights	1,800	—
*Caliper Life Sciences, Inc. Warrants 08/10/11	157	13
*Celgene Corp. Contingent Value Rights	15,938	77,299
—*Contra Pharmacopeia Contingent Value Rights	3,300	—
—*Emergent Biosolutions, Inc. Contingent Value Rights	1,100	—
—Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights	7,600	—
—#*Pacific Capital Bancorp Rights	90,476	39,810
—*U.S. Concrete, Inc. Warrants A 08/31/17.	294	—
—*U.S. Concrete, Inc. Warrants B 08/31/17	294	—
*Valley National Bancorp Warrants 06/30/15	138	348

TOTAL RIGHTS/WARRANTS		117,771

TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	12,290,881	12,290,881

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.3%)
§@DFA Short Term Investment Fund	297,544,923	297,544,923
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.23%, 11/01/10 (Collateralized by $1,394,404 FNMA 3.500%, 10/01/20, valued at $1,458,829) to be repurchased at $1,416,365	$1,416	1,416,338

TOTAL SECURITIES LENDING COLLATERAL		298,961,261

TOTAL INVESTMENTS — (100.0%) (Cost $3,023,843,096)		$3,201,095,378

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value†
COMMON STOCKS — (89.6%)
Consumer Discretionary — (13.3%)
*1-800-FLOWERS.COM, Inc.	15,982	$28,768
*4Kids Entertainment, Inc.	4,200	2,436
*99 Cents Only Stores	87,518	1,349,528
#Aaron’s, Inc.	87,067	1,642,084
Aaron’s, Inc. Class A	6,464	120,780
#*Abercrombie & Fitch Co.	98,036	4,201,823
*AC Moore Arts & Crafts, Inc.	19,663	44,242
Acme United Corp.	2,302	22,560
Advance Auto Parts, Inc.	34,701	2,254,871
*Aeropostale, Inc.	33,343	812,902
*AFC Enterprises, Inc.	23,483	298,469
*AH Belo Corp.	20,454	148,701
*Aldila, Inc.	5,648	24,004
*All American Group, Inc.	800	120
*Alloy, Inc.	15,794	153,991
*Amazon.com, Inc.	36,479	6,024,142
Ambassadors Group, Inc.	23,469	260,271
Amcon Distributing Co.	300	20,745
*American Apparel, Inc.	38,775	37,612
*American Axle & Manufacturing Holdings, Inc.	60,546	558,234
*American Biltrite, Inc.	1,008	3,326
American Eagle Outfitters, Inc.	230,350	3,687,903
#American Greetings Corp. Class A	29,700	575,289
#*American Public Education, Inc.	9,932	277,699
*America’s Car-Mart, Inc.	13,590	362,445
*Amerigon, Inc.	13,218	142,490
Ameristar Casinos, Inc.	64,869	1,159,858
#*AnnTaylor Stores Corp.	70,590	1,644,747
*Apollo Group, Inc. Class A	15,844	593,833
Arbitron, Inc.	18,047	456,950
#*Arctic Cat, Inc.	14,024	186,659
Ark Restaurants Corp.	3,414	49,844
*Asbury Automotive Group, Inc.	41,273	595,157
*Ascent Media Corp.	16,250	442,650
*Atrinsic, Inc.	5,330	2,665
*Audiovox Corp. Class A	25,637	166,128
#*AutoNation, Inc.	157,720	3,662,258
*Autozone, Inc.	10,228	2,430,480
*Bakers Footwear Group, Inc.	2,149	2,128
*Ballantyne Strong, Inc.	17,138	144,302
*Bally Technologies, Inc.	21,700	782,936
#Barnes & Noble, Inc.	66,877	1,001,817
*Bassett Furniture Industries, Inc.	8,592	40,726
*Beasley Broadcast Group, Inc.	8,562	37,416
#*Beazer Homes USA, Inc.	94,412	383,313
bebe stores, Inc.	98,509	646,219
*Bed Bath & Beyond, Inc.	70,200	3,081,780
*Belo Corp.	157,142	909,852
*Benihana, Inc.	3,952	33,098
*Benihana, Inc. Class A	9,560	80,591
*Best Buy Co., Inc.	64,353	2,765,892
Big 5 Sporting Goods Corp.	26,191	354,102
*Big Lots, Inc.	73,748	2,313,475
*Biglari Holdings, Inc.	2,023	674,448
#*BJ’s Restaurants, Inc.	33,901	1,123,818
*Blockbuster, Inc. Class A	10,100	444
*Blockbuster, Inc. Class B	8,755	210
#*Blue Nile, Inc.	4,982	212,233

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Bluegreen Corp.	31,025	$100,211
Blyth, Inc.	10,900	437,308
Bob Evans Farms, Inc.	38,120	1,094,044
*Bon-Ton Stores, Inc. (The)	26,063	299,203
#Books-A-Million, Inc.	20,408	129,591
*Borders Group, Inc.	35,958	43,869
#*BorgWarner, Inc.	63,952	3,588,347
Bowl America, Inc. Class A	3,649	46,342
#*Boyd Gaming Corp.	102,300	850,113
Brinker International, Inc.	101,743	1,886,315
#*Brookfield Homes Corp.	33,334	278,006
Brown Shoe Co., Inc.	51,833	609,038
#Brunswick Corp.	153,357	2,426,108
#Buckle, Inc.	31,575	918,517
*Buffalo Wild Wings, Inc.	17,232	810,421
#*Build-A-Bear-Workshop, Inc.	22,900	160,987
#*Cabela’s, Inc.	80,404	1,490,690
Cablevision Systems Corp.	49,802	1,331,705
*Cache, Inc.	18,700	93,313
*California Coastal Communities, Inc.	4,926	3,744
*California Pizza Kitchen, Inc.	30,539	504,199
#Callaway Golf Co.	85,328	587,057
*Cambium Learning Group, Inc.	82,306	254,326
*Canterbury Park Holding Corp.	2,454	20,528
#*Capella Education Co.	9,472	519,350
*Career Education Corp.	86,237	1,512,597
*Caribou Coffee Co., Inc.	23,209	246,247
*CarMax, Inc.	127,610	3,954,634
*Carmike Cinemas, Inc.	8,500	68,085
*Carnival Corp.	264,200	11,405,514
*Carriage Services, Inc.	14,644	76,881
*Carrols Restaurant Group, Inc.	21,500	145,340
*Carter’s, Inc.	70,645	1,759,060
*Casual Male Retail Group, Inc.	57,198	252,243
Cato Corp. Class A	35,292	933,473
*Cavco Industries, Inc.	8,249	261,411
CBS Corp.	17,630	299,710
CBS Corp. Class B	436,051	7,382,343
*CEC Entertainment, Inc.	20,608	684,186
*Charles & Colvard, Ltd.	19,498	43,676
*Charming Shoppes, Inc.	140,637	490,823
#*Cheesecake Factory, Inc.	72,967	2,124,799
Cherokee, Inc.	8,005	147,932
Chico’s FAS, Inc.	140,754	1,368,129
*Children’s Place Retail Stores, Inc. (The)	35,080	1,545,625
*Chipotle Mexican Grill, Inc.	15,126	3,179,636
#Choice Hotels International, Inc.	29,502	1,121,961
Christopher & Banks Corp.	42,516	253,395
*Chromcraft Revington, Inc.	2,958	5,709
Churchill Downs, Inc.	20,873	756,229
Cinemark Holdings, Inc.	139,781	2,453,157
*Citi Trends, Inc.	18,453	387,144
*CKX, Inc.	112,464	458,853
*Clear Channel Outdoor Holdings, Inc.	35,623	423,201
*Coach, Inc.	28,857	1,442,850
*Coast Distribution System, Inc.	1,760	6,670
*Cobra Electronics Corp.	3,055	6,446
#*Coinstar, Inc.	33,858	1,949,544
*Coldwater Creek, Inc.	99,712	336,029
#*Collective Brands, Inc.	74,797	1,146,638
Collectors Universe, Inc.	6,961	118,059

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Columbia Sportswear Co.	45,600	$2,382,600
*Comcast Corp. Class A	904,003	18,604,382
Comcast Corp. Special Class A	337,406	6,522,058
#*Conn’s, Inc.	24,249	106,696
Cooper Tire & Rubber Co.	64,160	1,258,178
*Core-Mark Holding Co., Inc.	15,499	511,467
#*Corinthian Colleges, Inc.	63,899	333,553
*Cost Plus, Inc.	21,775	112,359
CPI Corp.	7,862	193,877
#Cracker Barrel Old Country Store, Inc.	11,832	637,626
*Craftmade International, Inc.	2,176	12,055
*Crocs, Inc.	105,000	1,462,650
#*Crown Media Holdings, Inc.	51,918	151,601
CSS Industries, Inc.	8,300	138,859
*Culp, Inc.	14,500	147,030
*Cumulus Media, Inc.	17,457	53,418
*Cybex International, Inc.	9,222	13,418
*Cycle Country Accessories Corp.	554	184
#*Dana Holding Corp.	169,411	2,397,166
*Darden Restaurants, Inc.	51,600	2,358,636
#*Deckers Outdoor Corp.	41,400	2,405,340
*dELiA*s, Inc.	15,474	25,223
*Delta Apparel, Inc.	16,268	210,183
*Destination Maternity Corp.	7,867	287,382
*DeVry, Inc.	25,900	1,239,574
#*DGSE Cos., Inc.	1,000	4,050
#*Dick’s Sporting Goods, Inc.	89,606	2,582,445
#Dillard’s, Inc.	87,901	2,242,354
*DineEquity, Inc.	22,808	1,013,816
*DIRECTV Class A	153,106	6,653,987
#*Discovery Communications, Inc. (25470F104)	80,308	3,582,540
*Discovery Communications, Inc. (25470F203)	2,270	102,275
*Discovery Communications, Inc. (25470F302)	99,306	3,859,031
DISH Network Corp.	43,138	856,721
*Dixie Group, Inc.	5,824	21,141
*Dolan Media Co.	37,705	403,443
#*Dollar Tree, Inc.	51,750	2,655,292
*Domino’s Pizza, Inc.	49,300	731,612
*Dorman Products, Inc.	22,153	808,363
Dover Downs Gaming & Entertainment, Inc.	17,200	59,856
*Dover Motorsports, Inc.	9,156	15,474
*DR Horton, Inc.	402,606	4,203,207
#*DreamWorks Animation SKG, Inc.	13,230	467,019
#*Dress Barn, Inc. (The)	95,250	2,185,035
*Drew Industries, Inc.	26,552	559,451
#*drugstore.com, Inc.	66,123	105,797
#*DSW, Inc.	21,178	704,592
*Duckwall-ALCO Stores, Inc.	100	1,287
#*Eastman Kodak Co.	335,569	1,580,530
*EDCI Holdings, Inc.	3,419	11,659
Educational Development Corp.	2,662	17,330
*Einstein Noah Restaurant Group, Inc.	19,988	221,067
Emerson Radio Corp.	23,438	48,048
*Emmis Communications Corp. Class A	5,500	4,724
*Empire Resorts, Inc.	12,000	10,320
*Enova Systems, Inc.	6,780	6,373
*Entercom Communications Corp.	36,621	305,785
#*Entertainment Gaming Asia, Inc.	13,918	5,812
*Entravision Communications Corp.	57,725	122,377
*EnviroStar, Inc.	100	103
*Escalade, Inc.	8,307	37,381

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Ethan Allen Interiors, Inc.	34,967	$530,449
*Ever-Glory International Group, Inc.	2,000	4,680
*EW Scripps Co. Class A (The)	57,983	506,771
*Exide Technologies.	88,267	519,893
*Expedia, Inc.	106,061	3,070,466
Family Dollar Stores, Inc.	53,600	2,474,712
*Famous Dave’s of America, Inc.	9,044	86,280
*Federal-Mogul Corp.	110,332	2,187,884
Finish Line, Inc. Class A	64,973	994,087
*Fisher Communications, Inc.	9,960	182,069
*Flanigan’s Enterprises, Inc.	1,000	6,870
Flexsteel Industries, Inc.	4,254	64,320
Foot Locker, Inc.	201,557	3,210,803
#*Ford Motor Co.	560,593	7,921,179
*Fortune Brands, Inc.	122,709	6,632,421
*Fossil, Inc.	78,094	4,606,765
*Frederick’s of Hollywood Group, Inc.	4,166	3,583
Fred’s, Inc.	50,098	600,174
Frisch’s Restaurants, Inc.	7,545	166,744
*Fuel Systems Solutions, Inc.	20,920	857,302
*Full House Resorts, Inc.	16,161	56,563
*Furniture Brands International, Inc.	59,829	299,743
Gaiam, Inc.	18,959	133,851
#*GameStop Corp. Class A	191,321	3,761,371
*GameTech International, Inc.	7,286	2,108
Gaming Partners International Corp.	8,266	44,636
Gannett Co., Inc.	216,372	2,564,008
*Gap, Inc.	55,856	1,061,823
#Garmin, Ltd.	79,217	2,601,486
*Gaylord Entertainment Co.	60,217	2,007,635
*Genesco, Inc.	30,075	985,257
Gentex Corp.	93,765	1,873,425
Genuine Parts Co.	36,133	1,729,325
#*G-III Apparel Group, Ltd.	23,853	629,719
*Global Traffic Network, Inc.	10,616	67,624
*Golfsmith International Holdings, Inc.	5,933	18,986
*Goodyear Tire & Rubber Co.	96,200	983,164
*Gray Television, Inc.	56,383	109,947
*Gray Television, Inc. Class A	3,160	6,036
*Great Wolf Resorts, Inc.	32,209	76,013
#*Group 1 Automotive, Inc.	29,010	1,022,893
#Guess?, Inc.	16,174	629,492
*Gymboree Corp.	35,130	2,285,558
H&R Block, Inc.	48,700	574,173
*Hallwood Group, Inc.	963	31,962
*Hampshire Group, Ltd.	1,000	4,000
*Hanesbrands, Inc.	37,637	933,398
#Harley-Davidson, Inc.	64,955	1,992,819
*Harman International Industries, Inc.	59,908	2,009,913
*Harris Interactive, Inc.	16,512	15,026
Harte-Hanks, Inc.	83,484	1,008,487
#*Hasbro, Inc.	51,967	2,403,474
*Hastings Entertainment, Inc.	2,673	17,749
Haverty Furniture Cos., Inc.	21,226	226,906
Haverty Furniture Cos., Inc. Class A	2,432	26,022
*Heelys, Inc.	6,558	17,575
*Helen of Troy, Ltd.	37,816	969,980
#*hhgregg, Inc.	25,795	594,317
*Hibbett Sporting Goods, Inc.	27,385	738,026
#Hillenbrand, Inc.	44,666	959,872
*Hollywood Media Corp.	18,075	22,955

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Home Depot, Inc.	273,537	$8,446,823
Hooker Furniture Corp.	16,557	175,007
Hot Topic, Inc.	53,105	304,292
#*Hovnanian Enterprises, Inc.	55,200	196,512
*HSN, Inc.	62,267	1,864,274
*Iconix Brand Group, Inc.	89,916	1,573,530
*Image Entertainment, Inc.	8,257	1,486
*Infosonics Corp.	4,740	4,100
*International Game Technology.	56,806	885,606
International Speedway Corp.	36,869	842,088
*Interpublic Group of Cos., Inc. (The)	522,469	5,407,554
*Interval Leisure Group, Inc.	58,763	843,249
*iRobot Corp.	32,678	682,317
*Isle of Capri Casinos, Inc.	37,578	302,127
#*ITT Educational Services, Inc.	5,900	380,727
*J. Alexander’s Corp.	13,496	59,922
#*J. Crew Group, Inc.	25,192	805,892
#*J.C. Penney Co., Inc.	190,500	5,939,790
*Jack in the Box, Inc.	70,959	1,643,410
*Jackson Hewitt Tax Service, Inc.	6,473	6,408
*Jaclyn, Inc.	698	3,804
#*JAKKS Pacific, Inc.	33,289	627,498
Jarden Corp.	102,085	3,272,845
*Jennifer Convertibles, Inc.	1,300	43
*Jo-Ann Stores, Inc.	34,347	1,485,508
Johnson Controls, Inc.	213,952	7,513,994
*Johnson Outdoors, Inc. Class A	19,561	279,331
Jones Group, Inc. (The)	105,948	1,532,008
*Jos. A. Bank Clothiers, Inc.	32,977	1,437,797
*Journal Communications, Inc.	50,893	234,617
*K12, Inc.	31,456	877,937
#KB Home	120,600	1,267,506
*Kenneth Cole Productions, Inc. Class A	12,006	161,481
*Kid Brands, Inc.	45,375	442,860
*Kirkland’s, Inc.	25,845	347,615
*Knology, Inc.	34,047	495,384
#*Kohl’s Corp.	93,225	4,773,120
*Kona Grill, Inc.	7,832	26,237
Koss Corp.	2,279	12,557
*Krispy Kreme Doughnuts, Inc.	81,967	459,015
KSW, Inc.	3,630	11,507
*K-Swiss, Inc. Class A	35,759	434,829
Lacrosse Footwear, Inc.	8,544	123,290
*Lakeland Industries, Inc.	4,681	45,593
*Lakes Entertainment, Inc.	12,111	28,340
#*Lamar Advertising Co. Class A	61,943	2,105,443
#*Las Vegas Sands Corp.	255,567	11,725,414
*Lazare Kaplan International, Inc.	3,667	7,334
#*La-Z-Boy, Inc.	62,964	489,230
*Leapfrog Enterprises, Inc.	46,200	258,258
*Lear Corp.	20,549	1,816,532
Learning Tree International, Inc.	16,482	159,875
*Lee Enterprises, Inc.	44,565	82,000
#Leggett & Platt, Inc.	146,897	2,993,761
#*Lennar Corp. Class A	197,931	2,871,979
Lennar Corp. Class B Voting	32,428	386,542
*Libbey, Inc.	14,649	194,685
#*Liberty Global, Inc. Class A	83,561	3,157,770
*Liberty Global, Inc. Class B	201	7,749
#*Liberty Global, Inc. Class C	76,931	2,784,133
*Liberty Media Corp. Capital Class A	119,104	6,853,244

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Liberty Media Corp. Capital Class B	2,694	$155,174
*Liberty Media Corp. Interactive Class A	488,414	7,208,991
*Liberty Media Corp. Interactive Class B	8,374	125,024
*Liberty Media-Starz Corp. Series A	61,214	4,010,741
*Liberty Media-Starz Corp. Series B.	890	58,740
#*Life Time Fitness, Inc.	48,156	1,739,876
*Lifetime Brands, Inc.	14,732	189,159
*Limited Brands, Inc.	152,902	4,493,790
*LIN TV Corp. Class A	29,288	121,838
#*Lincoln Educational Services Corp.	32,420	403,953
Lithia Motors, Inc.	28,470	310,323
#*Live Nation Entertainment, Inc.	185,282	1,758,326
#*Liz Claiborne, Inc.	113,976	697,533
*LKQ Corp.	188,176	4,090,946
#*LodgeNet Interactive Corp.	18,107	46,173
*Lowe’s Cos., Inc.	606,612	12,939,034
*Luby’s, Inc.	30,352	153,885
#*Lumber Liquidators Holdings, Inc.	7,827	188,474
*M/I Homes, Inc.	30,680	324,594
Mac-Gray Corp.	14,318	173,964
Macy’s, Inc.	359,456	8,497,540
*Madison Square Garden, Inc.	52,838	1,098,502
*Maidenform Brands, Inc.	27,804	744,035
Marcus Corp.	26,307	337,256
*Marine Products Corp.	45,208	280,742
*MarineMax, Inc.	26,339	197,016
#*Marriott International, Inc. Class A	43,573	1,614,380
#*Martha Stewart Living Omnimedia Class A	34,510	150,464
*Mattel, Inc.	115,920	2,704,414
#Matthews International Corp. Class A	37,818	1,248,750
*MAXXAM, Inc.	6	4,200
*McClatchy Co. (The)	70,484	194,536
*McCormick & Schmick’s Seafood Restaurants, Inc.	14,875	132,834
*McDonald’s Corp.	93,700	7,287,049
*McGraw-Hill Cos., Inc.	27,929	1,051,527
#MDC Holdings, Inc.	57,600	1,483,200
*Meade Instruments Corp.	55	177
*Media General, Inc.	28,031	154,451
*Mediacom Communications Corp. Class A	48,534	334,885
Men’s Wearhouse, Inc. (The)	62,598	1,529,895
#*Meredith Corp.	46,180	1,567,811
*Meritage Homes Corp.	39,434	722,037
*Meritage Hospitality Group, Inc.	299	480
#*MGM Resorts International	357,569	3,908,229
*Midas, Inc.	11,730	86,333
*Modine Manufacturing Co.	58,902	796,355
*Mohawk Industries, Inc.	64,169	3,679,450
*Monarch Casino & Resort, Inc.	19,158	221,275
Monro Muffler Brake, Inc.	30,751	1,468,053
*Morgans Hotel Group Co.	29,895	241,253
#*Morningstar, Inc.	17,548	856,693
*Morton’s Restaurant Group, Inc.	16,614	93,038
*Motorcar Parts of America, Inc.	12,058	121,906
*Movado Group, Inc.	23,081	259,430
*MTR Gaming Group, Inc.	25,288	48,806
*Multimedia Games, Inc.	25,419	99,642
*Nathan’s Famous, Inc.	7,105	113,893
National CineMedia, Inc.	44,596	825,918
National Presto Industries, Inc.	8,691	972,784
*Nautilus, Inc.	19,000	28,120
*Navarre Corp.	30,176	72,121

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Netflix, Inc.	20,041	$3,477,114
*Nevada Gold & Casinos, Inc.	1,500	1,560
*New Frontier Media, Inc.	14,229	24,758
*New York & Co., Inc.	67,575	210,834
*New York Times Co. Class A (The)	160,601	1,231,810
*Newell Rubbermaid, Inc.	155,876	2,751,211
*News Corp. Class A	783,476	11,329,063
News Corp. Class B	340,951	5,482,492
#*Nexstar Broadcasting Group, Inc.	10,204	57,755
*NIKE, Inc. Class B	39,267	3,197,904
*Nobel Learning Communities, Inc.	7,696	51,640
*Nobility Homes, Inc.	2,427	23,008
#*Nordstrom, Inc.	35,572	1,369,878
#Nutri/System, Inc.	30,312	579,565
#*NVR, Inc.	4,440	2,785,700
*O’Charley’s, Inc.	24,382	182,865
*Office Depot, Inc.	332,695	1,493,801
*OfficeMax, Inc.	73,644	1,303,499
Omnicom Group, Inc.	50,961	2,240,246
*Orange 21, Inc.	465	739
*Orbitz Worldwide, Inc.	92,127	626,464
*O’Reilly Automotive, Inc.	90,600	5,300,100
#*Orient-Express Hotels, Ltd.	113,010	1,430,707
*Orleans Homebuilders, Inc.	15,031	1,052
*Outdoor Channel Holdings, Inc.	31,242	164,958
*Overstock.com, Inc.	22,059	295,811
Oxford Industries, Inc.	21,000	483,630
*P & F Industries, Inc. Class A	1,381	2,942
#P.F. Chang’s China Bistro, Inc.	26,718	1,226,891
#*Pacific Sunwear of California, Inc.	75,732	451,363
*Palm Harbor Homes, Inc.	22,275	28,735
*Panera Bread Co.	19,844	1,776,236
*Papa John’s International, Inc.	25,588	660,938
#*Peet’s Coffee & Tea, Inc.	16,392	626,994
*Penn National Gaming, Inc.	98,789	3,285,722
*Penske Automotive Group, Inc.	116,735	1,570,086
Pep Boys - Manny, Moe & Jack (The)	63,472	741,988
*Perry Ellis International, Inc.	14,829	333,356
PetMed Express, Inc.	19,800	305,910
PetSmart, Inc.	63,818	2,388,708
Phillips-Van Heusen Corp.	62,815	3,853,072
*Phoenix Footwear Group, Inc.	2,309	840
#*Pier 1 Imports, Inc.	139,418	1,210,148
*Pinnacle Entertainment, Inc.	61,430	786,304
*Playboy Enterprises, Inc. Class A	812	4,145
*Playboy Enterprises, Inc. Class B	30,304	146,974
*Point.360	6,026	7,412
#*PokerTek, Inc.	1,600	1,808
Polaris Industries, Inc.	54,388	3,866,443
Polo Ralph Lauren Corp.	31,800	3,080,784
Pool Corp.	48,454	975,864
*Premier Exhibitions, Inc.	6,900	13,317
#*Pre-Paid Legal Services, Inc.	10,813	650,726
*Priceline.com, Inc.	4,200	1,582,602
Primedia, Inc.	86,290	316,684
*Princeton Review, Inc.	33,894	53,891
*Pulte Group, Inc.	450,597	3,537,186
*Q.E.P. Co., Inc.	670	8,174
*Quantum Fuel Systems Technologies Worldwide, Inc.	3,128	1,436
*Quiksilver, Inc.	149,928	625,200
#*Radio One, Inc.	21,100	24,476

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*RadioShack Corp.	139,916	$2,816,509
*Raser Technologies, Inc.	6,381	1,205
*RC2 Corp.	26,949	568,624
*Reading International, Inc. Class A	14,293	68,321
*Reading International, Inc. Class B	300	2,589
*Red Lion Hotels Corp.	18,798	147,940
#*Red Robin Gourmet Burgers, Inc.	18,279	371,064
Regal Entertainment Group	68,001	918,014
Regis Corp.	72,717	1,487,063
#Rent-A-Center, Inc.	83,415	2,097,053
*Rentrak Corp.	12,744	346,000
*Retail Ventures, Inc.	61,179	831,423
RG Barry Corp.	21,060	217,760
*Rick’s Cabaret International, Inc.	8,631	65,509
*Rockford Corp.	1,653	2,149
*Rocky Brands, Inc.	5,159	47,308
*Ross Stores, Inc.	42,111	2,484,128
#*Royal Caribbean Cruises, Ltd.	174,109	6,884,270
#*Ruby Tuesday, Inc.	76,292	923,133
*Ruth’s Hospitality Group, Inc.	41,928	191,192
Ryland Group, Inc. (The)	56,702	849,396
*Saga Communications, Inc.	3,821	77,910
#*Saks, Inc.	204,746	2,280,870
*Salem Communications Corp.	14,625	46,946
#*Sally Beauty Holdings, Inc.	96,143	1,170,060
Scholastic Corp.	36,544	1,076,221
*Scientific Games Corp.	92,524	730,940
*Scripps Networks Interactive, Inc.	36,355	1,850,106
*Sealy Corp.	86,780	228,231
#*Sears Holdings Corp.	103,265	7,433,015
#*Select Comfort Corp.	45,800	380,598
Service Corp. International	355,943	2,947,208
*Shiloh Industries, Inc.	15,821	159,476
*Shoe Carnival, Inc.	16,401	375,583
*Shuffle Master, Inc.	68,205	641,809
*Shutterfly, Inc.	31,472	947,307
*Signet Jewelers, Ltd. ADR	105,396	3,707,831
*Silverleaf Resorts, Inc.	11,604	12,068
*Sinclair Broadcast Group, Inc. Class A	43,563	348,068
#*Skechers U.S.A., Inc. Class A	42,553	827,230
Skyline Corp.	10,884	194,062
#*Smith & Wesson Holding Corp.	76,231	285,866
*Snap-On, Inc.	70,149	3,577,599
Sonesta International Hotels Corp. Class A	611	10,338
#*Sonic Automotive, Inc.	56,087	612,470
*Sonic Corp.	43,011	381,938
Sotheby’s Class A	78,000	3,419,520
*Spanish Broadcasting System, Inc.	13,139	9,723
Spartan Motors, Inc.	39,265	199,466
*Spectrum Group International, Inc.	940	1,589
Speedway Motorsports, Inc.	52,175	798,278
*Sport Chalet, Inc. Class A	8,708	18,200
*Sport Chalet, Inc. Class B	525	1,239
Stage Stores, Inc.	47,846	637,787
Standard Motor Products, Inc.	27,400	291,262
#*Standard Pacific Corp.	131,880	478,724
*Stanley Black & Decker, Inc.	44,756	2,773,529
*Stanley Furniture, Inc.	10,034	38,731
Staples, Inc.	77,233	1,580,960
*Starbucks Corp.	67,563	1,924,194
*Starwood Hotels & Resorts Worldwide, Inc.	32,700	1,770,378

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Stein Mart, Inc.	51,189	$480,665
*Steiner Leisure, Ltd.	17,310	671,109
*Steinway Musical Instruments, Inc.	13,461	228,972
*Steven Madden, Ltd.	34,323	1,451,863
Stewart Enterprises, Inc.	114,611	637,237
*Stoneridge, Inc.	31,009	341,099
*Strattec Security Corp.	4,792	146,683
#Strayer Education, Inc.	4,100	573,303
Sturm Ruger & Co., Inc.	23,827	373,131
Superior Industries International, Inc.	33,156	595,150
*Syms Corp.	6,990	50,957
#Systemax, Inc.	44,613	577,738
#*Talbots, Inc.	391	3,824
*Tandy Brands Accessories, Inc.	5,800	19,024
Tandy Leather Factory, Inc.	6,496	29,232
*Target Corp.	141,457	7,347,277
#*Tempur-Pedic International, Inc.	37,243	1,284,884
*Tenneco, Inc.	37,500	1,223,250
#*Texas Roadhouse, Inc.	91,108	1,399,419
Thor Industries, Inc.	59,668	1,878,945
#Tiffany & Co.	42,344	2,244,232
*Timberland Co. Class A	53,490	1,122,220
*Time Warner Cable, Inc.	155,235	8,983,449
*Time Warner, Inc.	505,637	16,438,259
*TJX Cos., Inc. (The)	36,341	1,667,688
*Toll Brothers, Inc.	217,924	3,909,557
*Town Sports International Holdings, Inc.	26,956	80,868
Tractor Supply Co.	61,800	2,447,280
*Trans World Entertainment Corp.	1,798	3,272
*True Religion Apparel, Inc.	23,400	478,530
*TRW Automotive Holdings Corp.	134,566	6,148,321
#*Tuesday Morning Corp.	75,510	361,693
Tupperware Corp.	28,324	1,269,198
*Ulta Salon Cosmetics & Fragrance, Inc.	53,376	1,638,109
#*Under Armour, Inc. Class A	27,700	1,293,036
*Unifi, Inc.	75,383	356,562
*Universal Electronics, Inc.	17,155	361,284
Universal Technical Institute, Inc.	25,048	484,679
#*Urban Outfitters, Inc.	31,700	975,409
*US Auto Parts Network, Inc.	37,127	296,645
V.F. Corp.	65,930	5,488,013
*Vail Resorts, Inc.	47,601	1,930,697
*Valassis Communications, Inc.	52,200	1,722,600
Value Line, Inc.	2,830	48,478
*Valuevision Media, Inc. Class A	23,799	56,404
*VCG Holding Corp.	9,533	17,445
#Viacom, Inc. Class A	13,609	582,057
*Viacom, Inc. Class B	138,600	5,348,574
#*Volcom, Inc.	29,621	508,593
*WABCO Holdings, Inc.	53,895	2,501,806
*Walking Co. Holdings, Inc. (The)	4,714	6,246
Walt Disney Co. (The)	796,924	28,776,926
*Warnaco Group, Inc.	56,350	2,992,748
*Warner Music Group Corp.	73,000	379,600
#*Washington Post Co.	5,350	2,151,502
#Weight Watchers International, Inc.	39,047	1,307,684
*Wells-Gardner Electronics Corp.	4,174	7,972
Wendy’s/Arby’s Group, Inc.	539,444	2,481,442
*West Marine, Inc.	27,084	265,694
#*Westwood One, Inc.	5,383	45,110
*Wet Seal, Inc. (The)	112,380	393,330

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Weyco Group, Inc.	9,897	$246,930
*Whirlpool Corp.	62,199	4,716,550
Wiley (John) & Sons, Inc. Class A	43,578	1,880,826
Wiley (John) & Sons, Inc. Class B	5,500	236,280
Williams Controls, Inc.	6,742	64,049
#Williams-Sonoma, Inc.	117,330	3,797,972
Winmark Corp.	2,011	66,202
*Winnebago Industries, Inc.	20,943	209,430
#*WMS Industries, Inc.	29,329	1,279,624
Wolverine World Wide, Inc.	45,728	1,331,599
#World Wrestling Entertainment, Inc.	28,791	398,467
*Wyndham Worldwide Corp.	203,386	5,847,348
#*Wynn Resorts, Ltd.	22,900	2,454,193
*Yum! Brands, Inc.	41,894	2,076,267
#*Zale Corp.	14,000	35,840
*Zumiez, Inc.	49,911	1,308,666

Total Consumer Discretionary		739,372,119

Consumer Staples — (6.1%)
Alberto-Culver Co.	102,312	3,815,214
Alico, Inc.	8,371	214,298
*Alliance One International, Inc.	107,363	474,544
Altria Group, Inc.	380,680	9,676,886
Andersons, Inc. (The)	23,534	926,534
*Archer-Daniels-Midland Co.	274,374	9,142,142
Arden Group, Inc. Class A	1,893	166,698
*Avon Products, Inc.	35,572	1,083,167
B&G Foods, Inc.	59,439	728,128
*BJ’s Wholesale Club, Inc.	58,984	2,461,402
*Boston Beer Co., Inc. Class A	16,195	1,159,400
Bridgford Foods Corp.	7,104	87,308
Brown-Forman Corp. Class A	7,934	482,387
#*Brown-Forman Corp. Class B	16,040	975,392
#Bunge, Ltd.	70,852	4,256,080
*Cagle’s, Inc. Class A	1,602	9,292
Calavo Growers, Inc.	18,014	395,047
#Cal-Maine Foods, Inc.	26,545	769,009
#*Campbell Soup Co.	37,516	1,359,955
Casey’s General Stores, Inc.	62,132	2,575,993
CCA Industries, Inc.	5,962	26,531
*Central European Distribution Corp.	85,764	2,141,527
*Central Garden & Pet Co.	26,310	272,308
*Central Garden & Pet Co. Class A	60,553	632,779
#*Chiquita Brands International, Inc.	92,071	1,221,782
#Church & Dwight Co., Inc.	44,302	2,917,287
*Clorox Co.	17,491	1,164,026
Coca-Cola Bottling Co.	9,080	484,146
Coca-Cola Co. (The)	182,289	11,177,961
*Coca-Cola Enterprises, Inc.	89,719	2,154,153
Coffee Holding Co., Inc.	5,400	21,222
*Colgate-Palmolive Co.	36,006	2,776,783
*ConAgra, Inc.	240,999	5,420,068
*Constellation Brands, Inc. Class A	154,036	3,039,130
*Constellation Brands, Inc. Class B	6,095	120,376
Corn Products International, Inc.	94,974	4,041,144
*Costco Wholesale Corp.	89,757	5,634,047
*Craft Brewers Alliance, Inc.	18,265	119,088
*Crystal Rock Holdings, Inc.	200	140
*CVS Caremark Corp.	598,385	18,023,356
*Darling International, Inc.	104,944	1,050,489
*Dean Foods Co.	75,700	787,280

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Del Monte Foods Co.	274,339	$3,934,021
#Diamond Foods, Inc.	28,380	1,254,396
#*Dole Food Co., Inc.	26,868	247,723
Dr Pepper Snapple Group, Inc.	149,063	5,448,253
*Elizabeth Arden, Inc.	40,356	825,280
*Energizer Holdings, Inc.	44,428	3,322,326
*Estee Lauder Cos., Inc.	21,900	1,558,623
Farmer Brothers Co.	18,029	295,856
#Flowers Foods, Inc.	54,392	1,385,908
*Fresh Del Monte Produce, Inc.	76,619	1,695,578
*General Mills, Inc.	108,088	4,057,624
Golden Enterprises, Inc.	6,099	20,371
#*Great Atlantic & Pacific Tea Co.	57,426	197,545
#*Green Mountain Coffee, Inc.	28,702	946,879
Griffin Land & Nurseries, Inc. Class A	5,127	126,124
H.J. Heinz Co.	24,461	1,201,280
*Hain Celestial Group, Inc.	51,021	1,261,749
*Hansen Natural Corp.	18,900	967,869
*Harbinger Group, Inc.	9,535	49,201
Herbalife, Ltd.	22,081	1,410,093
*Hershey Co. (The)	16,300	806,687
#*Hormel Foods Corp.	60,329	2,770,308
*HQ Sustainable Maritime Industries, Inc.	14,730	48,756
*IGI Labratories, Inc.	647	977
Imperial Sugar Co.	14,950	189,865
Ingles Markets, Inc.	15,439	283,460
Inter Parfums, Inc.	37,723	659,775
J & J Snack Foods Corp.	23,113	990,854
*J.M. Smucker Co.	96,177	6,182,258
*John B. Sanfilippo & Son, Inc.	6,816	91,471
*Katy Industries, Inc.	600	561
#*Kellogg Co.	30,401	1,527,954
Kimberly-Clark Corp.	29,476	1,867,010
Kraft Foods, Inc.	727,689	23,482,524
*Kroger Co. (The)	106,578	2,344,716
#Lancaster Colony Corp.	29,263	1,459,638
Lance, Inc.	41,667	947,508
#*Lifeway Foods, Inc.	6,776	67,218
*Lorillard, Inc.	16,350	1,395,309
*Mannatech, Inc.	29,118	54,451
*McCormick & Co., Inc. Non-Voting	12,251	541,739
#McCormick & Co., Inc. Voting	2,053	91,379
Mead Johnson Nutrition Co.	24,949	1,467,500
#*Medifast, Inc.	15,665	374,080
MGP Ingredients, Inc.	19,425	175,214
*Molson Coors Brewing Co.	133,011	6,282,110
Molson Coors Brewing Co. Class A	600	27,300
Nash-Finch Co.	15,739	659,464
National Beverage Corp.	51,872	741,770
*Natural Alternatives International, Inc.	7,028	48,212
#*Nature’s Sunshine Products, Inc.	400	3,508
Nu Skin Enterprises, Inc. Class A	48,675	1,489,455
*Nutraceutical International Corp.	11,831	192,254
Oil-Dri Corp. of America	10,212	224,562
*Omega Protein Corp.	18,983	107,254
*Orchids Paper Products Co.	5,050	65,650
*Overhill Farms, Inc.	20,281	105,461
*Pantry, Inc.	27,529	535,439
*Parlux Fragrances, Inc.	34,912	90,771
*PC Group, Inc.	4,540	545
*PepsiCo, Inc.	187,890	12,269,217

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Philip Morris International, Inc.	147,289	$8,616,406
*Physicians Formula Holdings, Inc.	9,594	34,347
*Pilgrim’s Pride Corp.	52,800	322,080
*Prestige Brands Holdings, Inc.	63,094	678,260
PriceSmart, Inc.	36,413	1,067,993
*Procter & Gamble Co. (The)	601,231	38,220,255
*Ralcorp Holdings, Inc.	59,406	3,686,736
*Reddy Ice Holdings, Inc.	18,399	64,213
Reliv’ International, Inc.	7,532	14,763
*Revlon, Inc.	43,675	498,768
Reynolds American, Inc.	96,754	6,279,335
*Rite Aid Corp.	43,450	39,744
Rocky Mountain Chocolate Factory, Inc.	12,858	123,437
#Ruddick Corp.	57,530	2,007,797
Safeway, Inc.	240,783	5,513,931
Sanderson Farms, Inc.	28,252	1,186,019
#*Sara Lee Corp.	178,450	2,557,188
Schiff Nutrition International, Inc.	15,048	121,588
*Seneca Foods Corp.	9,172	211,873
*Seneca Foods Corp. Class B	1,999	46,097
*Smart Balance, Inc.	95,362	339,489
*Smithfield Foods, Inc.	209,830	3,514,652
Spartan Stores, Inc.	27,680	413,816
*Spectrum Brands Holdings, Inc.	25,088	711,245
#*Star Scientific, Inc.	11,310	22,620
#*SUPERVALU, Inc.	269,632	2,909,329
*Susser Holdings Corp.	20,689	282,819
Sysco Corp.	57,778	1,702,140
Tasty Baking Co.	16,597	104,893
*Tofutti Brands, Inc.	1,645	3,866
#Tootsie Roll Industries, Inc.	47,063	1,235,404
#*TreeHouse Foods, Inc.	44,968	2,100,006
*Tyson Foods, Inc. Class A	238,148	3,703,201
*United Natural Foods, Inc.	56,070	2,005,063
United-Guardian, Inc.	3,035	40,669
Universal Corp.	30,871	1,279,294
#*USANA Health Sciences, Inc.	15,574	684,010
#Vector Group, Ltd.	34,302	641,447
Village Super Market, Inc.	7,483	218,504
*Walgreen Co.	188,035	6,370,626
*Wal-Mart Stores, Inc.	488,942	26,485,988
WD-40 Co.	17,953	662,286
Weis Markets, Inc.	34,644	1,349,730
*Whole Foods Market, Inc.	80,966	3,218,398
*Winn-Dixie Stores, Inc.	66,206	443,580

Total Consumer Staples		336,589,287

Energy — (9.0%)
*Abraxas Petroleum Corp.	37,774	116,344
Adams Resources & Energy, Inc.	3,581	70,188
*Allis-Chalmers Energy, Inc.	59,928	308,030
Alon USA Energy, Inc.	55,783	316,290
*Alpha Natural Resources, Inc.	68,369	3,088,228
*American Oil & Gas, Inc.	54,927	474,569
*Anadarko Petroleum Corp.	217,215	13,373,928
*Apache Corp.	148,901	15,041,979
*Approach Resources, Inc.	22,155	342,295
Arch Coal, Inc.	126,752	3,116,832
*Atlas Energy, Inc.	91,849	2,674,643
#*ATP Oil & Gas Corp.	57,200	821,392
*Atwood Oceanics, Inc.	65,509	2,129,698

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Baker Hughes, Inc.	70,306	$3,257,277
*Barnwell Industries, Inc.	4,320	12,787
*Basic Energy Services, Inc.	41,062	454,146
#Berry Petroleum Corp. Class A	63,525	2,173,190
*Bill Barrett Corp.	56,337	2,126,722
*BioFuel Energy Corp.	3,326	7,517
*Bolt Technology Corp.	8,700	96,657
#*BPZ Resources, Inc.	99,240	369,173
*Brigham Exploration Co.	45,794	965,795
*Bristow Group, Inc.	43,721	1,695,500
*Bronco Drilling Co., Inc.	30,800	129,976
*Cabot Oil & Gas Corp.	59,000	1,709,820
*Cal Dive International, Inc.	122,216	618,413
*Callon Petroleum Co.	19,872	97,969
*Cameron International Corp.	128,449	5,619,644
#*Cano Petroleum, Inc.	31,600	12,640
CARBO Ceramics, Inc.	25,700	2,152,889
*Carrizo Oil & Gas, Inc.	39,182	925,479
#*Cheniere Energy, Inc.	46,547	152,674
Chesapeake Energy Corp.	274,369	5,953,807
*Chevron Corp.	812,565	67,125,995
Cimarex Energy Co.	57,700	4,428,475
*Clayton Williams Energy, Inc.	15,623	933,006
*Complete Production Services, Inc.	92,645	2,170,672
#*Comstock Resources, Inc.	56,081	1,253,410
*Concho Resources, Inc.	55,935	3,841,056
*ConocoPhillips	621,821	36,936,167
*Consol Energy, Inc.	22,515	827,651
*Contango Oil & Gas Co.	19,417	1,021,140
*Continental Resources, Inc.	10,807	513,657
*CREDO Petroleum Corp.	13,101	104,808
*Crosstex Energy, Inc.	90,682	735,431
*CVR Energy, Inc.	106,372	1,012,661
*Dawson Geophysical Co.	9,450	234,738
Delek US Holdings, Inc.	56,001	411,607
#*Delta Petroleum Corp.	41,116	30,097
*Denbury Resources, Inc.	330,544	5,625,859
Devon Energy Corp.	175,348	11,401,127
DHT Holdings, Inc.	57,486	247,190
#*Diamond Offshore Drilling, Inc.	17,142	1,134,115
*Double Eagle Petroleum Co.	9,692	41,288
*Dresser-Rand Group, Inc.	58,960	2,017,611
*Dril-Quip, Inc.	23,500	1,623,850
*El Paso Corp.	137,657	1,825,332
*Endeavour International Corp.	39,903	55,066
*Energy Partners, Ltd.	49,694	555,082
*ENGlobal Corp.	28,950	83,665
*EOG Resources, Inc.	104,244	9,978,236
*Evergreen Energy, Inc.	459	468
*Evolution Petroleum Corp.	30,891	183,493
#EXCO Resources, Inc.	85,501	1,267,980
*Exterran Holdings, Inc.	82,514	2,076,877
*Exxon Mobil Corp.	696,027	46,264,915
*FieldPoint Petroleum Corp.	4,598	13,288
#*FMC Technologies, Inc.	23,188	1,671,855
#*Forest Oil Corp.	125,341	3,851,729
Frontier Oil Corp.	140,200	1,857,650
*FX Energy, Inc.	41,514	199,267
#*Gasco Energy, Inc.	9,533	3,241
#General Maritime Corp.	56,000	215,040
#*Geokinetics, Inc.	14,196	96,817

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*GeoMet, Inc.	1,692	$1,245
*GeoPetro Resources Co.	1,500	720
*GeoResources, Inc.	24,126	414,967
*Global Industries, Ltd.	132,900	769,491
#*GMX Resources, Inc.	10,300	46,144
#*Goodrich Petroleum Corp.	21,785	297,147
*Gran Tierra Energy, Inc.	104,585	780,204
#*Green Plains Renewable Energy, Inc.	34,213	380,449
Gulf Island Fabrication, Inc.	17,300	395,132
*Gulfmark Offshore, Inc.	31,562	934,551
*Gulfport Energy Corp.	51,478	857,623
*Halliburton Co.	114,029	3,632,964
*Harvest Natural Resources, Inc.	65,844	821,733
*Helix Energy Solutions Group, Inc.	134,122	1,702,008
*Helmerich & Payne, Inc.	78,835	3,372,561
*Hercules Offshore, Inc.	112,400	265,264
Hess Corp.	139,909	8,818,464
*HKN, Inc.	5,750	21,160
Holly Corp.	58,984	1,930,546
#*Hornbeck Offshore Services, Inc.	30,300	673,872
#Houston American Energy Corp.	16,056	225,587
*Infinity, Inc.	5,250	5,827
#*International Coal Group, Inc.	245,682	1,380,733
#*ION Geophysical Corp.	143,016	699,348
*James River Coal Co.	35,296	610,974
*Key Energy Services, Inc.	147,500	1,452,875
#*Kodiak Oil & Gas Corp.	7,700	31,724
Lufkin Industries, Inc.	35,780	1,747,853
*Magnum Hunter Resources Corp.	1,600	7,648
*Marathon Oil Corp.	307,742	10,946,383
#*Mariner Energy, Inc.	109,346	2,724,902
Massey Energy Co.	93,060	3,915,034
*Matrix Service Co.	32,096	291,432
*Mexco Energy Corp.	1,210	7,236
*Mitcham Industries, Inc.	11,766	102,364
*Murphy Oil Corp.	79,706	5,193,643
*Nabors Industries, Ltd.	232,295	4,854,965
*National Coal Corp.	337	332
National-Oilwell, Inc.	175,571	9,438,697
*Natural Gas Services Group, Inc.	15,272	240,534
*New Concept Energy, Inc.	318	1,056
*Newfield Exploration Co.	82,068	4,892,894
*Newpark Resources, Inc.	112,399	660,906
*Noble Energy, Inc.	74,760	6,091,445
*Northern Oil & Gas, Inc.	9,282	182,670
Occidental Petroleum Corp.	169,128	13,298,535
*Oceaneering International, Inc.	27,481	1,700,249
*Oil States International, Inc.	64,332	3,288,652
#Overseas Shipholding Group, Inc.	35,977	1,202,711
*OYO Geospace Corp.	7,597	460,454
#*Pacific Ethanol, Inc.	6,947	5,857
Panhandle Oil & Gas, Inc.	11,937	294,844
*Parker Drilling Co.	137,700	582,471
#*Patriot Coal Corp.	109,249	1,473,769
Patterson-UTI Energy, Inc.	194,898	3,782,970
*Peabody Energy Corp.	34,175	1,807,858
Penn Virginia Corp.	54,691	810,521
*Petrohawk Energy Corp.	134,721	2,291,604
*Petroleum Development Corp.	29,657	925,595
*PetroQuest Energy, Inc.	80,452	448,922
*PHI, Inc. Non-Voting	15,449	269,894

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*PHI, Inc. Voting	1,866	$30,994
*Pioneer Drilling Co.	68,886	424,338
Pioneer Natural Resources Co.	92,820	6,478,836
*Plains Exploration & Production Co.	116,771	3,254,408
*Pride International, Inc.	118,110	3,581,095
*Pyramid Oil Co.	3,900	16,965
*QEP Resources, Inc.	83,709	2,764,908
*Quicksilver Resources, Inc.	103,407	1,548,003
Range Resources Corp.	87,500	3,271,625
*Rentech, Inc.	12,501	14,876
*REX American Resources Corp.	19,000	315,210
#*Rex Energy Corp.	55,903	688,725
*Rosetta Resources, Inc.	63,914	1,528,184
*Rowan Cos., Inc.	141,858	4,667,128
#*Royale Energy, Inc.	3,300	6,666
RPC, Inc.	115,586	2,544,048
#*SandRidge Energy, Inc.	285,246	1,560,296
*Schlumberger, Ltd.	239,531	16,740,822
*SEACOR Holdings, Inc.	27,900	2,643,525
*Seahawk Drilling, Inc.	7,978	80,418
SM Energy Co.	78,561	3,274,422
Southern Union Co.	64,972	1,632,746
*Southwestern Energy Co.	32,733	1,108,012
#*Spectra Energy Corp.	71,068	1,689,286
#*Stone Energy Corp.	57,789	903,242
#*SulphCo, Inc.	17,526	4,382
*Sunoco, Inc.	105,828	3,965,375
*Superior Energy Services, Inc.	98,280	2,714,494
*Swift Energy Corp.	49,696	1,582,818
*Syntroleum Corp.	5,483	9,815
*T-3 Energy Services, Inc.	16,616	556,138
Teekay Corp.	95,637	3,041,257
*Tesoro Petroleum Corp.	183,875	2,383,020
*Tetra Technologies, Inc.	89,558	874,086
*TGC Industries, Inc.	20,174	74,644
Tidewater, Inc.	65,401	3,016,948
*Toreador Resources Corp.	25,013	344,179
#*Trico Marine Services, Inc.	14,502	2,175
*Tri-Valley Corp.	7,711	5,621
*Ultra Petroleum Corp.	33,400	1,374,410
*Union Drilling, Inc.	27,300	124,761
*Unit Corp.	61,030	2,394,207
#*Uranium Energy Corp.	16,747	64,811
*Uranium Resources, Inc.	4,436	5,811
*USEC, Inc.	133,816	718,592
*VAALCO Energy, Inc.	72,481	426,188
*Valero Energy Corp.	362,245	6,502,298
#*Venoco, Inc.	46,728	723,349
*Verenium Corp.	600	2,298
#*Voyager Oil & Gas, Inc.	3,728	13,048
#W&T Offshore, Inc.	88,900	967,232
*Warren Resources, Inc.	85,489	357,344
*Western Refining, Inc.	88,779	590,380
*Westmoreland Coal Co.	9,587	101,814
*Whiting Petroleum Corp.	48,165	4,837,693
*Willbros Group, Inc.	46,982	416,261
*Williams Cos., Inc. (The)	66,044	1,421,267
World Fuel Services Corp.	70,606	1,993,207

Total Energy		501,125,017

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (16.9%)
*1st Constitution Bancorp	2,642	$20,608
1st Source Corp.	29,260	517,024
*1st United Bancorp, Inc.	18,696	112,550
21st Century Holding Co.	6,646	23,660
Abington Bancorp, Inc.	31,001	332,951
Access National Corp.	9,347	58,652
Advance America Cash Advance Centers, Inc.	73,872	368,621
*Affiliated Managers Group, Inc.	44,991	3,851,680
*Affirmative Insurance Holdings, Inc.	13,405	49,598
*Aflac, Inc.	95,003	5,309,718
*Allegheny Corp.	10,982	3,299,871
#Alliance Bancorp, Inc. of Pennsylvania	3,808	28,332
Alliance Financial Corp.	3,240	98,723
Allied World Assurance Co. Holdings, Ltd.	62,835	3,594,790
*Allstate Corp. (The)	225,580	6,877,934
*Alterra Capital Holdings, Ltd.	59,507	1,202,041
*Altisource Portfolio Solutions SA.	19,775	517,314
*Amcore Financial, Inc.	19,028	57
Ameriana Bancorp	898	3,996
*American Capital, Ltd.	448,369	3,129,616
American Equity Investment Life Holding Co.	68,444	742,617
*American Express Co.	144,663	5,997,728
American Financial Group, Inc.	152,581	4,665,927
*American Independence Corp.	5,200	25,168
American National Bankshares, Inc.	6,415	146,134
American National Insurance Co.	32,156	2,522,317
*American River Bankshares	5,842	33,825
*American Safety Insurance Holdings, Ltd.	12,390	230,082
*American Spectrum Realty, Inc.	1,280	17,434
#*AmericanWest Bancorporation	14,200	470
*Ameriprise Financial, Inc.	107,672	5,565,566
*Ameris Bancorp	29,269	271,324
*AMERISAFE, Inc.	23,319	445,160
*AmeriServe Financial, Inc.	13,679	21,886
AmTrust Financial Services, Inc.	68,454	1,024,756
#*Anchor Bancorp Wisconsin, Inc.	8,394	5,624
#*Ante5, Inc.	3,728	2,982
*AON Corp.	87,603	3,482,219
*Arch Capital Group, Ltd.	39,402	3,403,939
Argo Group International Holdings, Ltd.	41,471	1,438,629
#Arrow Financial Corp.	13,680	333,655
Aspen Insurance Holdings, Ltd.	101,652	2,883,867
*Asset Acceptance Capital Corp.	33,523	193,763
Associated Banc-Corp.	228,366	2,893,397
*Assurant, Inc.	96,136	3,801,217
Assured Guaranty, Ltd.	152,151	2,898,477
Asta Funding, Inc.	14,398	118,496
#Astoria Financial Corp.	119,488	1,484,041
*Atlantic American Corp.	11,687	20,218
*Atlantic Coast Federal Corp.	7,957	13,447
Auburn National Bancorporation, Inc.	993	20,416
*Avatar Holdings, Inc.	13,494	246,131
Axis Capital Holdings, Ltd.	113,861	3,872,413
*B of I Holding, Inc.	10,334	132,895
Baldwin & Lyons, Inc.	1,799	41,107
Baldwin & Lyons, Inc. Class B	11,905	297,625
BancFirst Corp.	30,274	1,244,261
Bancorp Rhode Island, Inc.	3,816	111,007
*Bancorp, Inc.	32,855	246,084
#BancorpSouth, Inc.	98,254	1,295,970
*BancTrust Financial Group, Inc.	13,543	39,546

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Bank Mutual Corp.	61,436	$296,122
*Bank of America Corp.	4,072,969	46,594,765
Bank of Commerce Holdings	4,379	16,859
*Bank of Granite Corp.	11,501	9,431
Bank of Hawaii Corp.	50,048	2,161,573
Bank of Kentucky Financial Corp.	1,847	32,784
*Bank of New York Mellon Corp. (The)	500,557	12,543,958
*Bank of the Carolinas Corp.	100	311
Bank of the Ozarks, Inc.	21,669	823,639
#*BankAtlantic Bancorp, Inc.	40,359	36,525
BankFinancial Corp.	25,976	237,680
Banner Corp.	17,330	28,768
Bar Harbor Bankshares	3,981	108,243
*BB&T Corp.	286,059	6,696,641
BCB Bancorp, Inc.	6,174	53,899
*BCSB Bancorp, Inc.	1,100	11,066
*Beach First National Bancshares, Inc.	2,116	21
Beacon Federal Bancorp, Inc.	4,033	45,654
*Beneficial Mutual Bancorp, Inc.	85,921	630,660
*Berkshire Bancorp, Inc.	3,850	18,056
*Berkshire Hathaway, Inc.	52,952	4,212,861
Berkshire Hills Bancorp, Inc.	16,980	328,393
#BGC Partners, Inc. Class A	29,803	206,833
BlackRock, Inc.	31,662	5,413,885
*BNCCORP, Inc.	1,190	2,261
BOK Financial Corp.	57,304	2,649,164
Boston Private Financial Holdings, Inc.	94,675	540,594
Bridge Bancorp, Inc.	4,113	95,751
*Bridge Capital Holdings	5,522	49,643
Brookline Bancorp, Inc.	74,899	729,516
Brooklyn Federal Bancorp, Inc.	7,873	13,778
Brown & Brown, Inc.	143,776	3,204,767
*Brunswick Bancorp	120	753
Bryn Mawr Bank Corp.	12,549	209,694
C&F Financial Corp.	2,055	38,531
*Cadence Financial Corp.	9,747	24,270
Calamos Asset Management, Inc.	21,747	260,747
California First National Bancorp	6,812	89,782
#*Camco Financial Corp.	4,832	9,857
Camden National Corp.	9,297	318,329
*Cape Bancorp, Inc.	2,621	22,776
Capital Bank Corp.	7,309	11,914
Capital City Bank Group, Inc.	19,906	237,877
*Capital One Financial Corp.	196,164	7,311,032
Capital Properties, Inc.	700	6,485
—Capital Properties, Inc. Class B	700	—
Capital Southwest Corp.	4,630	447,397
CapitalSource, Inc.	400,929	2,449,676
#*Capitol Bancorp, Ltd.	17,298	19,720
#Capitol Federal Financial	51,473	1,204,468
Cardinal Financial Corp.	36,232	361,958
*Cardtronics, Inc.	34,762	589,216
*Carolina Bank Holdings, Inc.	1,200	3,420
Carrollton Bancorp	1,139	6,264
Carver Bancorp, Inc.	1,427	3,282
#*Cascade Financial Corp.	1,779	818
Cash America International, Inc.	34,110	1,201,695
Cathay General Bancorp	92,064	1,252,070
*CB Richard Ellis Group, Inc.	48,551	890,911
Center Bancorp, Inc.	19,147	145,326
*Center Financial Corp.	50,435	263,271

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
CenterState Banks of Florida, Inc.	31,515	$233,211
Central Bancorp, Inc.	400	5,490
*Central Jersey Bancorp	676	5,050
#*Central Pacific Financial Corp.	34,954	53,130
Central Virginia Bankshares, Inc.	1,428	1,357
*Centrue Financial Corp.	4,239	5,850
Century Bancorp, Inc. Class A	3,111	73,902
CFS Bancorp, Inc.	2,552	13,270
*Charles Schwab Corp. (The)	105,901	1,630,875
Charter Financial Corp.	3,253	27,000
Chemical Financial Corp.	29,167	591,507
*Chicopee Bancorp, Inc.	7,027	83,270
#Chubb Corp.	143,004	8,297,092
#Cincinnati Financial Corp.	138,082	4,065,134
*CIT Group, Inc.	131,119	5,681,386
*Citigroup, Inc.	4,374,919	18,243,412
*Citizens Community Bancorp, Inc.	5,240	22,401
#Citizens Holding Co.	1,801	33,625
*Citizens Republic Bancorp, Inc.	6,959	4,802
Citizens South Banking Corp.	6,923	32,193
#*Citizens, Inc.	61,123	422,971
#City Holding Co.	22,386	709,636
#City National Corp.	66,665	3,437,914
CKX Lands, Inc.	1,536	16,666
Clifton Savings Bancorp, Inc.	32,801	275,200
CME Group, Inc.	28,082	8,133,951
#*CNA Financial Corp.	224,682	6,228,185
*CNA Surety Corp.	88,303	1,699,833
CNB Financial Corp.	4,745	65,908
#*CNO Financial Group, Inc.	327,021	1,778,994
#CoBiz Financial, Inc.	45,346	219,475
Codorus Valley Bancorp, Inc.	2,311	21,654
Cohen & Steers, Inc.	34,261	858,923
*Colonial Financial Services, Inc.	1,830	18,300
#*Colony Bankcorp, Inc.	3,512	13,627
Columbia Banking System, Inc.	34,554	629,228
#Comerica, Inc.	149,622	5,353,475
Comm Bancorp, Inc.	805	31,604
Commerce Bancshares, Inc.	73,065	2,691,715
Commercial National Financial Corp.	2,045	32,863
*Commonwealth Bankshares, Inc.	5,429	11,672
#Community Bank System, Inc.	66,479	1,553,614
*Community Capital Corp.	2,523	8,351
*Community Central Bank Corp.	1,223	735
Community Trust Bancorp, Inc.	18,460	504,143
*Community West Bancshares	3,113	10,584
*CompuCredit Holdings Corp.	92,228	519,244
Consolidated-Tokoma Land Co.	6,701	176,035
*Consumer Portfolio Services, Inc.	12,886	11,469
#*Cowen Group, Inc.	15,494	54,229
*Crawford & Co. Class A	16,179	34,138
*Crawford & Co. Class B	21,992	56,300
*Credit Acceptance Corp.	35,079	2,062,996
*Crescent Financial Corp.	5,408	11,735
#Cullen Frost Bankers, Inc.	62,774	3,291,869
#CVB Financial Corp.	103,114	784,698
Danvers Bancorp, Inc.	26,020	391,081
#Delphi Financial Group, Inc. Class A	58,893	1,594,234
Diamond Hill Investment Group, Inc.	2,804	214,730
Dime Community Bancshares, Inc.	44,460	648,671
*Discover Financial Services	442,340	7,807,301

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Dollar Financial Corp.	30,144	$754,203
Donegal Group, Inc. Class A	25,995	360,031
Donegal Group, Inc. Class B	5,551	99,918
*Doral Financial Corp.	5,100	7,650
Duff & Phelps Corp.	14,721	205,211
*E*Trade Financial Corp.	89,531	1,280,293
East West Bancorp, Inc.	185,057	3,262,555
Eastern Insurance Holdings, Inc.	9,770	108,740
Eastern Virginia Bankshares, Inc.	2,788	10,120
Eaton Vance Corp.	24,344	700,377
ECB Bancorp, Inc.	1,850	25,252
*eHealth, Inc.	28,994	391,709
EMC Insurance Group, Inc.	15,131	319,869
Employers Holdings, Inc.	53,620	868,108
*Encore Bancshares, Inc.	11,350	87,508
*Encore Capital Group, Inc.	29,885	607,263
Endurance Specialty Holdings, Ltd.	72,303	2,993,344
*Enstar Group, Ltd.	13,640	1,093,792
Enterprise Bancorp, Inc.	5,849	67,205
Enterprise Financial Services Corp.	16,301	160,891
#Epoch Holding Corp.	13,833	184,394
Erie Indemnity Co.	44,280	2,531,930
ESB Financial Corp.	12,897	185,588
ESSA Bancorp, Inc.	21,343	269,989
Evans Bancorp, Inc.	2,335	32,690
Evercore Partners, Inc. Class A	14,943	453,669
Everest Re Group, Ltd.	48,562	4,092,805
*EzCorp, Inc.	59,062	1,268,652
#F.N.B. Corp.	129,321	1,099,228
Farmers Capital Bank Corp.	4,800	21,600
FBL Financial Group, Inc. Class A	36,188	946,678
Federal Agricultural Mortgage Corp.	13,567	159,684
Federal Agricultural Mortgage Corp. Class A	449	4,816
#*Federated Investors, Inc.	29,592	737,137
Fidelity Bancorp, Inc.	1,545	8,922
Fidelity National Financial, Inc.	243,921	3,266,102
*Fidelity Southern Corp.	8,078	55,497
Fifth Third Bancorp	676,854	8,501,286
Financial Institutions, Inc.	13,228	238,765
*First Acceptance Corp.	34,466	64,107
First Advantage Bancorp	2,939	32,329
First American Financial Corp.	113,343	1,591,336
First Bancorp	20,829	278,900
First Bancorp of Indiana, Inc.	700	7,175
First Bancorp, Inc.	8,355	115,967
*First Bancshares, Inc.	569	3,952
#First Busey Corp.	82,683	383,649
First Business Financial Services, Inc.	1,986	20,356
*First California Financial Group, Inc.	3,121	7,678
*First Cash Financial Services, Inc.	38,835	1,128,933
First Citizens BancShares, Inc.	12,682	2,368,744
First Commonwealth Financial Corp.	99,474	578,939
First Community Bancshares, Inc.	22,708	305,650
First Defiance Financial Corp.	8,806	98,099
#*First Federal Bancshares of Arkansas, Inc.	7,401	13,914
*First Federal of Northern Michigan Bancorp, Inc.	1,458	3,776
First Financial Bancorp	67,932	1,143,975
#First Financial Bankshares, Inc.	25,955	1,226,633
First Financial Corp.	15,966	466,686
First Financial Holdings, Inc.	18,774	196,188
First Financial Northwest, Inc.	19,426	74,207

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*First Financial Service Corp.	1,956	$9,506
*First Franklin Corp.	461	6,542
#*First Horizon National Corp.	291,291	2,939,131
#First M&F Corp.	5,834	23,336
*First Marblehead Corp. (The)	119,068	265,522
*First Mariner Bancorp, Inc.	2,010	1,445
First Merchants Corp.	31,764	264,276
First Mercury Financial Corp.	22,000	358,600
First Midwest Bancorp, Inc.	90,198	966,021
#First Niagara Financial Group, Inc.	261,356	3,097,069
#First Pactrust Bancorp, Inc.	4,429	50,933
*First Place Financial Corp.	23,310	77,156
First Security Group, Inc.	9,318	15,375
First South Bancorp, Inc.	10,177	102,177
#*First State Bancorporation	9,900	1,138
First United Corp.	4,427	18,549
First West Virginia Bancorp, Inc.	697	10,664
Firstbank Corp.	3,456	16,764
*FirstCity Financial Corp.	8,625	72,881
FirstMerit Corp.	121,573	2,088,624
*Flagstar Bancorp, Inc.	2,830	3,679
Flagstone Reinsurance Holdings SA	98,242	1,070,838
Flushing Financial Corp.	38,751	509,576
#*FNB United Corp.	6,680	3,340
#*Forest City Enterprises, Inc. Class A	169,424	2,471,896
*Forest City Enterprises, Inc. Class B	12,860	185,698
*Forestar Group, Inc.	30,042	513,718
*Fox Chase Bancorp, Inc.	23,759	231,650
*FPIC Insurance Group, Inc.	18,906	669,651
Franklin Resources, Inc.	27,951	3,205,980
Fulton Financial Corp.	253,497	2,367,662
*GAINSCO, Inc.	1,100	12,760
Gallagher (Arthur J.) & Co.	61,389	1,728,714
GAMCO Investors, Inc.	8,787	376,435
*Genworth Financial, Inc.	411,216	4,663,189
German American Bancorp, Inc.	13,877	234,521
GFI Group, Inc.	128,468	615,362
Glacier Bancorp, Inc.	70,274	913,562
*Gleacher & Co., Inc.	94,356	212,301
*Global Indemnity P.L.C.	12,122	204,619
*Goldman Sachs Group, Inc. (The)	206,417	33,222,816
Gouverneur Bancorp, Inc.	600	4,890
Great Southern Bancorp, Inc.	16,430	369,511
#*Greene Bancshares, Inc.	14,450	55,777
#Greenhill & Co., Inc.	11,348	881,399
*Greenlight Capital Re, Ltd.	34,885	996,316
*Grubb & Ellis Co.	5,800	6,206
GS Financial Corp.	500	5,070
*Guaranty Bancorp	37,216	61,034
*Guaranty Federal Bancshares, Inc.	1,840	8,998
*Habersham Bancorp	800	412
*Hallmark Financial Services, Inc.	25,032	223,786
Hampden Bancorp, Inc.	4,263	43,440
#*Hampton Roads Bankshares, Inc.	7,965	6,691
Hancock Holding Co.	40,875	1,284,292
*Hanmi Financial Corp.	28,942	33,862
Hanover Insurance Group, Inc.	67,028	3,033,017
Harleysville Group, Inc.	33,303	1,143,292
Harleysville Savings Financial Corp.	3,551	52,839
*Harris & Harris Group, Inc.	31,072	129,570
*Hartford Financial Services Group, Inc.	198,176	4,752,260

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Hawthorn Bancshares, Inc.	2,196	$21,806
HCC Insurance Holdings, Inc.	136,813	3,622,808
Heartland Financial USA, Inc.	19,786	305,694
*Heritage Commerce Corp.	17,860	67,154
*Heritage Financial Corp.	10,016	135,316
#Heritage Financial Group	7,981	65,843
HF Financial Corp.	4,257	44,017
*HFF, Inc.	14,200	139,586
*Hilltop Holdings, Inc.	65,500	654,345
Hingham Institution for Savings	1,182	47,280
*HMN Financial, Inc.	2,615	7,897
*Home Bancorp, Inc.	4,565	61,308
Home Bancshares, Inc.	30,421	625,760
Home Federal Bancorp, Inc.	20,609	248,132
*Homeowners Choice, Inc.	2,978	20,816
HopFed Bancorp, Inc.	1,557	14,044
Horace Mann Educators Corp.	50,876	950,872
Horizon Bancorp	1,592	40,198
#*Horizon Financial Corp.	7,850	47
*Hudson City Bancorp, Inc.	249,961	2,912,046
Hudson Valley Holding Corp.	4,444	86,880
Huntington Bancshares, Inc.	650,915	3,690,688
IBERIABANK Corp.	32,516	1,692,458
Independence Holding Co.	14,756	124,836
Independent Bank Corp. (453836108)	26,503	622,555
Independent Bank Corp. (453838609)	513	893
Indiana Community Bancorp	4,755	66,023
Infinity Property & Casualty Corp.	19,978	1,033,861
#*Integra Bank Corp.	10,150	7,191
*Interactive Brokers Group, Inc.	45,827	857,881
*IntercontinentalExchange, Inc.	12,821	1,472,748
*Intergroup Corp. (The)	677	15,740
*International Assets Holding Corp.	21,874	482,322
International Bancshares Corp.	85,259	1,460,487
#*Intervest Bancshares Corp.	4,600	10,580
*Invesco, Ltd.	296,780	6,825,940
*Investment Technology Group, Inc.	43,913	625,321
*Investors Bancorp, Inc.	194,062	2,328,744
*Investors Capital Holdings, Ltd.	4,244	17,613
Investors Title Co.	1,673	54,188
*Jacksonville Bancorp, Inc.	187	1,448
#*Janus Capital Group, Inc.	199,199	2,103,541
#Jefferies Group, Inc.	173,713	4,156,952
Jefferson Bancshares, Inc.	2,704	9,491
JMP Group, Inc.	24,891	165,525
Jones Lang LaSalle, Inc.	49,449	3,859,989
*JPMorgan Chase & Co.	1,758,487	66,171,866
KBW, Inc.	45,020	1,139,006
Kearny Financial Corp.	96,018	838,237
Kentucky First Federal Bancorp	3,271	30,911
*KeyCorp.	752,825	6,165,637
#K-Fed Bancorp	14,486	109,080
*Knight Capital Group, Inc.	112,718	1,468,716
*LaBranche & Co., Inc.	28,087	91,283
Lake Shore Bancorp, Inc.	247	2,099
#Lakeland Bancorp, Inc.	29,860	276,802
Lakeland Financial Corp.	19,874	377,407
Landmark Bancorp, Inc.	1,699	26,250
Legacy Bancorp, Inc.	8,575	65,684
*Legg Mason, Inc.	137,089	4,253,872
*Leucadia National Corp.	133,080	3,382,894

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Life Partners Holdings, Inc.	8,950	$166,112
*Lincoln National Corp.	276,097	6,758,855
LNB Bancorp, Inc.	13,999	67,475
*Loews Corp.	183,672	7,251,371
*Louisiana Bancorp, Inc.	3,600	52,092
LSB Corp.	2,748	57,708
LSB Financial Corp.	646	6,621
#*M&T Bank Corp.	96,379	7,204,330
#*Macatawa Bank Corp.	10,282	19,330
*Magyar Bancorp, Inc.	2,122	7,469
Maiden Holdings, Ltd.	49,202	376,395
MainSource Financial Group, Inc.	23,842	197,173
#Malvern Federal Bancorp, Inc.	200	1,322
#*Markel Corp.	5,572	1,866,731
*Market Leader, Inc.	6,614	12,897
MarketAxess Holdings, Inc.	40,702	739,555
*Marlin Business Services Corp.	18,895	229,952
*Marsh & McLennan Cos., Inc.	132,000	3,297,360
*Marshall & Ilsley Corp.	446,247	2,637,320
*Maui Land & Pineapple Co., Inc.	7,073	31,121
Mayflower Bancorp, Inc.	600	5,820
MB Financial, Inc.	61,416	914,484
#*MBIA, Inc.	379,056	4,249,218
#*MBT Financial Corp.	11,675	22,533
MCG Capital Corp.	96,885	613,282
Meadowbrook Insurance Group, Inc.	69,195	597,153
Medallion Financial Corp.	20,882	167,682
#*Mercantile Bancorp, Inc.	5,221	9,346
Mercantile Bank Corp.	4,823	20,112
Mercer Insurance Group, Inc.	6,859	125,863
Merchants Bancshares, Inc.	6,414	165,545
Mercury General Corp.	68,862	2,925,258
*Meridian Interstate Bancorp, Inc.	23,278	246,980
Meta Financial Group, Inc.	2,392	30,570
*MetLife, Inc.	377,097	15,208,322
*Metro Bancorp, Inc.	12,194	123,281
*MetroCorp Bancshares, Inc.	6,786	21,987
*MF Global Holdings, Ltd.	159,405	1,248,141
#*MGIC Investment Corp.	251,651	2,219,562
MicroFinancial, Inc.	9,489	38,336
*Mid Penn Bancorp, Inc.	1,076	7,532
MidSouth Bancorp, Inc.	9,040	124,210
*Midwest Banc Holdings, Inc.	22,907	46
MidWestOne Financial Group, Inc.	7,308	107,501
Monroe Bancorp	3,054	34,816
Montpelier Re Holdings, Ltd.	100,596	1,842,919
#*Moody’s Corp.	46,265	1,251,931
*Morgan Stanley	560,059	13,928,667
MSB Financial Corp.	600	4,086
*MSCI, Inc.	24,652	883,774
MutualFirst Financial, Inc.	4,490	36,324
*Nara Bancorp, Inc.	45,280	354,995
*NASDAQ OMX Group, Inc. (The)	171,275	3,600,200
*National Financial Partners Corp.	49,572	684,094
National Interstate Corp.	23,792	510,814
National Penn Bancshares, Inc.	151,173	981,113
National Security Group, Inc.	977	11,470
National Western Life Insurance Co. Class A	2,489	398,265
Naugatuck Valley Financial Corp.	567	2,824
*Navigators Group, Inc. (The)	34,151	1,569,921
#NBT Bancorp, Inc.	66,258	1,460,989

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Nelnet, Inc. Class A	47,022	$1,056,584
*Neostem, Inc.	36,900	69,372
*New Century Bancorp, Inc.	2,277	9,040
New England Bancshares, Inc.	4,584	33,188
New Hampshire Thrift Bancshares, Inc.	5,031	59,014
New Westfield Financial, Inc.	39,650	335,042
#New York Community Bancorp, Inc.	253,127	4,285,440
NewAlliance Bancshares, Inc.	134,870	1,738,474
*NewBridge Bancorp	11,270	44,516
*Newport Bancorp, Inc.	2,300	27,508
*NewStar Financial, Inc.	62,302	474,118
North Central Bancshares, Inc.	200	2,715
*North Valley Bancorp	4,180	6,981
Northeast Bancorp	1,024	13,379
Northeast Community Bancorp, Inc.	10,493	62,748
Northern Trust Corp.	56,769	2,817,445
#Northfield Bancorp, Inc.	50,987	578,702
Northrim Bancorp, Inc.	5,222	89,035
Northway Financial, Inc.	2,251	14,069
Northwest Bancshares, Inc.	132,595	1,503,627
Norwood Financial Corp.	1,756	49,168
NYMAGIC, Inc.	5,579	143,213
NYSE Euronext, Inc.	219,695	6,731,455
Ocean Shore Holding Co.	7,768	85,448
OceanFirst Financial Corp.	23,192	276,912
*Ocwen Financial Corp.	115,300	995,039
Ohio Valley Banc Corp.	2,000	39,960
Old National Bancorp	88,700	839,102
#*Old Republic International Corp.	314,852	4,156,046
#Old Second Bancorp, Inc.	15,435	30,407
OneBeacon Insurance Group, Ltd.	42,145	593,402
*Oppenheimer Holdings, Inc. Class A	6,033	153,540
*optionsXpress Holdings, Inc.	65,195	1,041,164
Oriental Financial Group, Inc.	39,967	528,763
Oritani Financial Corp.	76,032	806,700
Osage Bancshares, Inc.	2,100	16,328
#*PAB Bankshares, Inc.	3,764	2,447
#*Pacific Capital Bancorp	28,566	18,282
Pacific Continental Corp.	19,841	164,879
#*Pacific Mercantile Bancorp	6,757	21,352
*Pacific Premier Bancorp, Inc.	3,992	20,918
PacWest Bancorp	54,358	947,460
*Park Bancorp, Inc.	700	3,549
Park National Corp.	17,000	1,110,950
Parkvale Financial Corp.	3,750	30,000
PartnerRe, Ltd.	65,018	5,157,228
*Patriot National Bancorp	1,300	4,680
Peapack-Gladstone Financial Corp.	5,644	68,462
Penns Woods Bancorp, Inc.	3,356	110,580
*Penson Worldwide, Inc.	30,451	156,823
Peoples Bancorp of North Carolina	4,359	22,231
Peoples Bancorp, Inc. (709788202)	1,479	20,632
Peoples Bancorp, Inc. (709789101)	12,545	165,343
#*People’s United Financial, Inc.	304,105	3,743,533
#*PHH Corp.	64,596	1,244,765
#*Phoenix Cos., Inc. (The)	205,612	431,785
*PICO Holdings, Inc.	26,012	799,609
Pinnacle Bancshares, Inc.	444	4,174
*Pinnacle Financial Partners, Inc.	37,799	431,287
*Piper Jaffray Cos., Inc.	16,387	507,505
Platinum Underwriters Holdings, Ltd.	60,202	2,591,696

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*PMI Group, Inc. (The)	168,836	$565,601
*PNC Financial Services Group, Inc.	230,384	12,417,698
*Popular, Inc.	293,058	800,048
Porter Bancorp, Inc.	10,533	116,916
#*Portfolio Recovery Associates, Inc.	22,033	1,477,313
*Preferred Bank	9,517	16,369
Premier Financial Bancorp, Inc.	4,510	30,172
Presidential Life Corp.	2,779	26,595
*Primus Guaranty, Ltd.	35,075	174,323
#Princeton National Bancorp, Inc.	3,281	15,913
*Principal Financial Group, Inc.	275,832	7,403,331
PrivateBancorp, Inc.	82,485	972,498
*ProAssurance Corp.	42,152	2,423,318
*Progressive Corp.	113,362	2,398,740
#Prosperity Bancshares, Inc.	58,846	1,829,522
Protective Life Corp.	109,693	2,629,341
*Providence Community Bancshares, Inc.	729	915
Provident Financial Holdings, Inc.	12,387	84,108
Provident Financial Services, Inc.	73,453	928,446
Provident New York Bancorp	52,536	465,994
Prudential Bancorp, Inc. of Pennsylvania	6,333	39,138
*Prudential Financial, Inc.	198,543	10,439,391
*PSB Holdings, Inc.	3,341	12,629
Pulaski Financial Corp.	10,211	72,498
Pzena Investment Management, Inc. Class A	4,045	27,385
QC Holdings, Inc.	17,425	65,692
*QCR Holdings, Inc.	2,716	25,802
Radian Group, Inc.	97,172	737,535
*Rainier Pacific Financial Group, Inc.	4,450	49
#Raymond James Financial, Inc.	149,517	4,219,370
Regions Financial Corp.	989,490	6,233,787
Reinsurance Group of America, Inc.	74,364	3,723,405
RenaissanceRe Holdings, Ltd.	68,167	4,107,743
Renasant Corp.	27,520	449,952
Republic Bancorp, Inc. Class A	22,814	466,318
*Republic First Bancorp, Inc.	5,441	11,807
Resource America, Inc.	20,063	123,789
Rewards Network, Inc.	7,560	103,572
*Riverview Bancorp, Inc.	8,785	19,151
#RLI Corp.	24,755	1,421,432
Rockville Financial, Inc.	22,657	256,251
*Rodman & Renshaw Capital Group, Inc.	39,919	114,568
Roma Financial Corp.	37,277	369,415
Rome Bancorp, Inc.	7,102	77,412
#*Royal Bancshares of Pennsylvania, Inc. Class A	6,756	11,283
Rurban Financial Corp.	2,715	7,874
S&T Bancorp, Inc.	48,133	943,407
S.Y. Bancorp, Inc.	17,286	423,507
*Safeguard Scientifics, Inc.	26,979	397,131
Safety Insurance Group, Inc.	20,174	937,284
Salisbury Bancorp, Inc.	1,164	26,597
Sanders Morris Harris Group, Inc.	28,078	162,852
Sandy Spring Bancorp, Inc.	29,874	519,808
Savannah Bancorp, Inc. (The)	3,526	28,349
SCBT Financial Corp.	15,426	470,956
SeaBright Holdings, Inc.	27,448	229,740
*Seacoast Banking Corp. of Florida	30,047	37,559
*Security National Financial Corp. Class A	2,564	5,179
SEI Investments Co.	39,097	865,999
Selective Insurance Group, Inc.	65,072	1,101,018
Shore Bancshares, Inc.	6,072	59,870

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
SI Financial Group, Inc.	3,013	$19,193
*Siebert Financial Corp.	8,302	20,008
Sierra Bancorp	12,242	127,439
*Signature Bank	50,649	2,139,414
Simmons First National Corp.	21,106	573,872
*SLM Corp.	68,277	812,496
*Smithtown Bancorp, Inc.	14,560	54,309
Somerset Hills Bancorp	3,246	27,591
South Street Financial Corp.	897	2,960
*Southcoast Financial Corp.	3,770	13,006
*Southern Community Financial Corp.	14,598	23,795
*Southern Connecticut Bancorp, Inc.	1,300	7,735
*Southern First Bancshares, Inc.	1,788	11,846
Southern Missouri Bancorp, Inc.	569	9,019
*Southern National Bancorp of Virginia, Inc.	803	6,135
Southside Bancshares, Inc.	19,809	372,607
Southwest Bancorp, Inc.	23,291	230,581
Southwest Georgia Financial Corp.	1,793	15,402
#*St. Joe Co. (The)	91,898	1,855,421
StanCorp Financial Group, Inc.	60,142	2,580,092
State Auto Financial Corp.	49,097	768,859
State Bancorp, Inc.	17,357	159,337
State Street Corp.	169,170	7,064,539
StellarOne Corp.	28,381	362,709
Sterling Bancorp	38,274	359,393
#Sterling Bancshares, Inc.	114,427	616,762
#*Sterling Financial Corp.	9,800	5,292
#Stewart Information Services Corp.	19,289	208,707
#*Stifel Financial Corp.	42,219	2,000,758
*Stratus Properties, Inc.	6,376	56,491
#Student Loan Corp.	17,416	519,345
#Suffolk Bancorp	11,545	299,016
Summit State Bank	1,674	10,797
*Sun Bancorp, Inc.	29,233	115,470
*SunTrust Banks, Inc.	212,285	5,311,371
#*Superior Bancorp	7,375	6,180
#Susquehanna Bancshares, Inc.	151,122	1,193,864
*Sussex Bancorp	2,127	10,933
*SVB Financial Group	53,556	2,321,117
SWS Group, Inc.	32,323	222,059
#Synovus Financial Corp.	992,143	2,143,029
T. Rowe Price Group, Inc.	23,387	1,292,599
#*Taylor Capital Group, Inc.	14,149	170,637
#TCF Financial Corp.	181,264	2,385,434
*TD Ameritrade Holding Corp.	210,799	3,602,555
Teche Holding Co.	1,452	47,190
*Tejon Ranch Co.	21,385	476,030
*Tennessee Commerce Bancorp, Inc.	1,272	5,304
Territorial Bancorp, Inc.	13,335	226,295
*Teton Advisors, Inc.	95	808
*Texas Capital Bancshares, Inc.	44,088	800,197
TF Financial Corp.	1,847	41,096
TFS Financial Corp.	169,775	1,485,531
*Thomas Properties Group, Inc.	75,959	284,087
*TIB Financial Corp.	2,494	998
*Tidelands Bancshares, Inc.	551	606
*TierOne Corp.	8,000	48
Timberland Bancorp, Inc.	5,508	20,985
Tompkins Financial Corp.	13,643	526,620
Torchmark Corp.	70,991	4,066,364
Tower Bancorp, Inc.	4,388	94,869

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Tower Financial Corp.	1,125	$8,032
#Tower Group, Inc.	54,705	1,328,237
#TowneBank	30,879	447,746
*TradeStation Group, Inc.	56,246	308,791
Transatlantic Holdings, Inc.	67,624	3,557,022
Travelers Cos., Inc. (The)	240,418	13,271,074
*Tree.com, Inc.	10,426	77,152
#TriCo Bancshares.	19,694	307,029
#Trustco Bank Corp.	96,847	522,005
Trustmark Corp.	79,506	1,756,288
U.S. Bancorp	650,207	15,722,005
UMB Financial Corp.	50,500	1,871,530
Umpqua Holdings Corp.	116,995	1,286,945
Unico American Corp.	100	949
Union Bankshares, Inc.	2,182	39,625
Union First Market Bankshares Corp.	30,644	394,082
United Bancshares, Inc.	2,086	19,170
#United Bankshares, Inc.	51,460	1,375,011
United Community Bancorp	1,572	11,161
*United Community Banks, Inc.	47,954	93,990
*United Community Financial Corp.	10,564	15,001
United Financial Bancorp, Inc.	23,125	313,112
United Fire & Casualty Co.	53,432	1,070,243
*United PanAm Financial Corp.	13,344	62,050
*United Security Bancshares	7,266	35,603
*United Western Bancorp, Inc.	6,086	2,550
Unitrin, Inc.	86,420	2,100,006
*Unity Bancorp, Inc.	4,902	28,922
Universal Insurance Holdings, Inc.	47,676	216,926
Univest Corp. of Pennsylvania	20,651	389,478
*Unum Group	291,024	6,524,758
Validus Holdings, Ltd.	113,350	3,214,606
Valley National Bancorp	196,613	2,622,817
ViewPoint Financial Group	42,307	406,147
*Virginia Commerce Bancorp, Inc.	33,564	178,225
*Virtus Investment Partners, Inc.	95	3,491
VIST Financial Corp.	4,057	28,034
#*Waccamaw Bankshares, Inc.	1,080	1,253
Waddell & Reed Financial, Inc.	26,403	767,535
Wainwright Bank & Trust Co.	5,434	103,626
Washington Banking Co.	19,530	245,883
Washington Federal, Inc.	141,260	2,123,138
Washington Trust Bancorp, Inc.	19,596	393,684
*Waterstone Financial, Inc.	21,450	80,223
Wayne Savings Bancshares, Inc.	1,615	13,631
Webster Financial Corp.	97,250	1,664,920
*Wells Fargo & Co.	2,251,097	58,708,610
WesBanco, Inc.	33,287	552,897
Wesco Financial Corp.	4,829	1,754,859
*West Bancorporation, Inc.	23,067	151,550
#*West Coast Bancorp	111,070	292,114
#Westamerica Bancorporation	29,035	1,452,331
*Western Alliance Bancorp	97,255	587,420
Westwood Holdings Group, Inc.	4,043	145,669
White Mountains Insurance Group, Ltd.	10,919	3,485,345
White River Capital, Inc.	69	1,328
Whitney Holding Corp.	109,109	903,423
Wilber Corp.	7,892	73,080
#Wilmington Trust Corp.	75,973	540,168
Wilshire Bancorp, Inc.	35,596	238,849
#Wintrust Financial Corp.	40,165	1,202,540

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*World Acceptance Corp.	24,217	$1,044,964
WR Berkley Corp.	122,946	3,383,474
WSB Holdings, Inc.	8,451	20,071
WVS Financial Corp.	2,157	22,605
Xl Group P.L.C.	302,724	6,402,613
*Yadkin Valley Financial Corp.	13,928	32,452
*Zions Bancorporation	192,902	3,985,355
*ZipRealty, Inc.	21,331	69,112

Total Financials		936,511,085

Health Care — (8.9%)
*A.D.A.M., Inc.	5,904	42,804
*Abaxis, Inc.	21,997	528,148
*Abbott Laboratories	125,975	6,465,037
#*ABIOMED, Inc.	69,679	718,390
*Acadia Pharmaceuticals, Inc.	2,387	1,862
*Accelr8 Technology Corp.	2,183	2,401
*Accelrys, Inc.	63,659	461,528
*Accuray, Inc.	89,725	590,390
*Achillion Pharmaceuticals, Inc.	14,800	42,328
*Acorda Therapeutics, Inc.	211	5,705
*Adcare Health Systems, Inc.	3,704	14,112
*Adolor Corp.	14,057	17,431
*Aetna, Inc.	184,690	5,514,843
*Affymax, Inc.	8,115	41,143
*Affymetrix, Inc.	83,820	375,514
*Air Methods Corp.	16,381	669,983
*Akorn, Inc.	23,203	103,717
*Albany Molecular Research, Inc.	17,224	110,234
#*Alere, Inc.	92,348	2,728,883
*Alexion Pharmaceuticals, Inc.	18,088	1,235,410
*Alexza Pharmaceuticals, Inc.	9,551	9,933
#*Align Technology, Inc.	61,541	1,048,043
*Alkermes, Inc.	66,604	770,608
*Allergan, Inc.	33,891	2,454,047
*Alliance HealthCare Services, Inc.	65,771	259,138
*Allied Healthcare International, Inc.	47,289	133,828
*Allied Healthcare Products, Inc.	4,008	14,830
*Allos Therapeutics, Inc.	38,881	154,746
*Allscripts Healthcare Solutions, Inc.	55,683	1,062,988
*Almost Family, Inc.	11,032	380,935
#*Alnylam Pharmaceuticals, Inc.	10,495	137,904
*Alphatec Holdings, Inc.	92,694	202,073
*AMAG Pharmaceuticals, Inc.	15,293	243,312
#*Amedisys, Inc.	29,093	740,708
America Services Group, Inc.	10,914	166,984
*American Dental Partners, Inc.	20,220	235,765
#*American Medical Systems Holdings, Inc.	99,932	2,018,626
*American Shared Hospital Services	2,089	6,058
*AMERIGROUP Corp.	64,076	2,673,891
*AmerisourceBergen Corp.	109,200	3,583,944
*Amgen, Inc.	198,872	11,373,490
*Amicus Therapeutics, Inc.	1,542	6,368
*AMN Healthcare Services, Inc.	38,569	204,416
*Amsurg Corp.	37,556	679,012
#*Amylin Pharmaceuticals, Inc.	57,618	750,763
*Anadys Pharmaceuticals, Inc.	9,107	13,205
Analogic Corp.	15,971	728,757
*AngioDynamics, Inc.	31,171	443,252
*Anika Therapeutics, Inc.	13,446	87,130
*Animal Health International, Inc.	4,143	11,518

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Antigenics, Inc.	19,329	$17,396
*ARCA Biopharma, Inc.	8,083	31,443
*Arcadia Resources, Inc.	27,261	10,087
*Ardea Biosciences, Inc.	3,482	74,236
#*Arena Pharmaceuticals, Inc.	8,430	13,909
*Ariad Pharmaceuticals, Inc.	178,800	657,984
*Arqule, Inc.	29,200	161,184
*Array BioPharma, Inc.	37,816	122,524
Arrhythmia Research Technology, Inc.	1,790	9,934
*ArthroCare Corp.	24,147	658,730
*ARYx Therapeutics, Inc.	3,169	1,711
*Assisted Living Concepts, Inc.	12,448	401,448
#*athenahealth, Inc.	1,051	42,008
*AtriCure, Inc.	14,341	113,150
Atrion Corp.	2,508	408,503
#*AVANIR Pharmaceuticals, Inc.	22,913	55,679
*AVI BioPharma, Inc.	600	1,272
*Bard (C.R.), Inc.	9,268	770,356
Baxter International, Inc.	42,400	2,158,160
#Beckman Coulter, Inc.	38,697	2,060,228
*Becton Dickinson & Co.	24,312	1,836,042
*Bioanalytical Systems, Inc.	2,068	2,275
*BioClinica, Inc.	15,357	61,889
#*BioCryst Pharmaceuticals, Inc.	33,426	165,793
#*Biodel, Inc.	22,893	82,644
*Biogen Idec, Inc.	62,200	3,900,562
#*BioLase Technology, Inc.	4,790	8,909
#*BioMarin Pharmaceutical, Inc.	32,643	853,941
*BioMimetic Therapeutics, Inc.	20,324	230,474
*Bio-Rad Laboratories, Inc. Class A	23,030	2,086,979
*Bio-Rad Laboratories, Inc. Class B	2,205	200,457
*Bio-Reference Labs, Inc.	17,516	377,645
*BioSante Pharmaceuticals, Inc.	7,594	11,391
*BioScrip, Inc.	49,512	278,753
*BioSpecifics Technologies Corp.	2,000	55,000
*BMP Sunstone Corp.	49,931	491,321
*Boston Scientific Corp.	600,721	3,832,600
*Bovie Medical Corp.	8,100	14,823
Bristol-Myers Squibb Co.	180,254	4,848,833
#*Brookdale Senior Living, Inc.	144,969	2,722,518
*Bruker BioSciences Corp.	64,955	973,675
#*BSD Medical Corp.	4,763	22,624
#*Cadence Pharmaceuticals, Inc.	21,207	188,318
*Caliper Life Sciences, Inc.	62,268	280,206
*Cambrex Corp.	34,584	156,666
Cantel Medical Corp.	21,575	399,569
*Capital Senior Living Corp.	29,370	175,045
*Capstone Therapeutics Corp.	2,652	2,334
*Caraco Pharmaceutical Laboratories, Ltd.	34,438	177,700
*Cardiac Science Corp.	11,368	25,919
*Cardica, Inc.	3,013	6,870
Cardinal Health, Inc.	103,083	3,575,949
*CardioNet, Inc.	82	418
*Cardiovascular Systems, Inc.	5,798	38,209
*CareFusion Corp.	186,583	4,504,114
*CAS Medical Systems, Inc.	693	2,204
*Catalyst Health Solutions, Inc.	39,084	1,479,329
*Catalyst Pharmaceutical Partners, Inc.	1,590	1,781
*Celera Corp.	148,713	847,664
*Celgene Corp.	42,255	2,622,768
#*Celldex Therapeutics, Inc.	21,157	94,149

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Celsion Corp.	7,425	$22,720
*Centene Corp.	64,378	1,436,917
#*Cephalon, Inc.	42,088	2,796,327
#*Cepheid, Inc.	17,875	376,090
#*Cerner Corp.	30,900	2,713,947
#*Cerus Corp.	24,244	79,763
#*Charles River Laboratories International, Inc.	82,056	2,688,975
Chemed Corp.	29,225	1,722,521
*Cigna Corp.	128,884	4,535,428
*Clinical Data, Inc.	14,337	272,260
*Columbia Laboratories, Inc.	6,488	8,759
*CombiMatrix Corp.	7,394	15,971
*Community Health Systems, Inc.	124,209	3,736,207
Computer Programs & Systems, Inc.	4,928	225,062
*Conceptus, Inc.	30,100	427,721
*CONMED Corp.	33,908	746,315
*Conmed Healthcare Management, Inc.	1,348	4,597
*Continucare Corp.	74,600	335,700
#Cooper Cos., Inc.	58,643	2,893,446
*Cornerstone Therapeutics, Inc.	2,272	14,223
*Corvel Corp.	14,931	668,909
#*Covance, Inc.	39,037	1,834,349
*Coventry Health Care, Inc.	155,335	3,637,946
*CPEX Pharmaceuticals, Inc.	1,424	34,176
*Cross Country Healthcare, Inc.	38,183	278,736
*CryoLife, Inc.	35,789	230,839
*Cubist Pharmaceuticals, Inc.	74,903	1,743,742
*Curis, Inc.	6,700	9,380
*Cutera, Inc.	15,596	112,759
*Cyberonics, Inc.	21,390	588,439
#*Cyclacel Pharmaceuticals, Inc.	3,300	5,412
*Cynosure, Inc. Class A	10,074	102,553
*Cypress Bioscience, Inc.	48,807	194,740
*Cytokinetics, Inc.	71,615	189,064
#*Cytori Therapeutics, Inc.	34,114	165,794
*DaVita, Inc.	37,864	2,716,742
Daxor Corp.	5,407	49,204
*Dendreon Corp.	48,246	1,760,979
#DENTSPLY International, Inc.	96,933	3,042,727
*DepoMed, Inc.	25,644	125,399
*DexCom, Inc.	50,863	699,366
*Digirad Corp.	13,700	26,304
*Dionex Corp.	9,922	885,340
#*Discovery Laboratories, Inc.	9,372	1,958
*Durect Corp.	40,784	108,893
*DUSA Pharmaceuticals, Inc.	3,939	10,202
*Dyax Corp.	68,911	166,076
*Dynacq Healthcare, Inc.	3,325	7,282
*Dynavax Technologies Corp.	23,749	43,223
*Edwards Lifesciences Corp.	47,450	3,032,529
*Eli Lilly & Co.	103,652	3,648,550
#*Emergency Medical Services Corp. Class A	8,800	478,544
*Emergent BioSolutions, Inc.	41,300	746,288
*Emeritus Corp.	50,182	935,894
*Encision, Inc.	900	900
*Endo Pharmaceuticals Holdings, Inc.	140,537	5,163,329
—*Endo Pharmaceuticals Solutions	64,970	71,467
*Endologix, Inc.	36,686	202,874
Ensign Group, Inc.	26,669	500,577
*EnteroMedics, Inc.	417	792
*Entremed, Inc.	327	1,390

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Enzo Biochem, Inc.	45,825	$197,506
*Enzon Pharmaceuticals, Inc.	77,086	867,217
*eResearch Technology, Inc.	61,035	465,087
#*Exact Sciences Corp.	15,692	107,647
*Exactech, Inc.	14,864	241,689
*Exelixis, Inc.	86,535	385,946
*Express Scripts, Inc.	49,000	2,377,480
*Five Star Quality Care, Inc.	44,386	241,016
*Forest Laboratories, Inc.	166,590	5,505,799
*Fresenius Kabi Pharmaceuticals Holding, Inc.	76,918	3,584
*Furiex Pharmaceuticals, Inc.	2,355	27,106
#*Genomic Health, Inc.	10,697	151,470
*Genoptix, Inc.	14,600	248,492
*Gen-Probe, Inc.	13,235	640,971
*Gentiva Health Services, Inc.	57,592	1,340,742
#*GenVec, Inc.	5,076	2,944
*Genzyme Corp.	82,609	5,958,587
#*Geron Corp.	89,111	497,239
*Gilead Sciences, Inc.	64,524	2,559,667
*Greatbatch, Inc.	28,696	624,138
*GTx, Inc.	17,440	48,832
*Haemonetics Corp.	32,754	1,790,006
#*Halozyme Therapeutics, Inc.	41,343	303,044
*Hanger Orthopedic Group, Inc.	39,857	746,123
#*Hansen Medical, Inc.	5,168	8,837
*Harvard Bioscience, Inc.	32,095	126,454
*Health Management Associates, Inc.	151,700	1,215,117
*Health Net, Inc.	133,177	3,581,130
*HealthSouth Corp.	69,018	1,248,536
*HealthSpring, Inc.	69,292	2,022,633
*HealthStream, Inc.	21,964	140,570
*Healthways, Inc.	38,409	402,526
*HeartWare International, Inc.	2,400	164,016
#*Helicos BioSciences Corp.	13,621	6,606
#*Henry Schein, Inc.	57,291	3,216,890
Hill-Rom Holdings, Inc.	76,100	2,948,875
#*Hi-Tech Pharmacal Co., Inc.	15,594	337,298
*HMS Holdings Corp.	22,732	1,366,421
*Hologic, Inc.	218,776	3,504,792
*Hooper Holmes, Inc.	27,777	19,430
*Hospira, Inc.	48,100	2,860,988
*Human Genome Sciences, Inc.	62,326	1,675,323
*Humana, Inc.	106,714	6,220,359
*ICU Medical, Inc.	17,234	629,041
*Idenix Pharmaceuticals, Inc.	48,802	211,313
*Idera Pharmaceuticals, Inc.	12,750	34,425
#*IDEXX Laboratories, Inc.	10,374	622,025
#*Illumina, Inc.	17,330	941,192
*Immucor, Inc.	76,705	1,334,667
#*ImmunoGen, Inc.	27,104	222,795
#*Immunomedics, Inc.	35,448	139,311
*Impax Laboratories, Inc.	63,189	1,190,481
#*Incyte Corp.	85,178	1,419,065
*Infinity Pharmaceuticals, Inc.	22,387	127,158
*Inovio Pharmaceuticals, Inc.	19,500	22,035
*Inspire Pharmaceuticals, Inc.	35,141	245,987
*Insulet Corp.	17,563	280,130
*Integra LifeSciences Holdings Corp.	37,472	1,612,045
*IntegraMed America, Inc.	11,577	98,404
*Interleukin Genetics, Inc.	4,930	2,071
#*InterMune, Inc.	333	4,376

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Intuitive Surgical, Inc.	3,400	$894,030
Invacare Corp.	40,711	1,099,197
*IPC The Hospitalist Co.	19,838	635,411
*Iridex Corp.	5,986	21,250
*IRIS International, Inc.	21,582	199,849
#*Isis Pharmaceuticals, Inc.	16,619	151,898
*ISTA Pharmaceuticals, Inc.	28,437	122,848
*Jazz Pharmaceuticals, Inc.	14,728	156,559
*Johnson & Johnson	312,579	19,901,905
*Kendle International, Inc.	17,583	160,181
*Kensey Nash Corp.	15,195	409,657
*Keryx Biopharmaceuticals, Inc.	16,500	85,140
Kewaunee Scientific Corp.	1,606	17,971
*Kindred Healthcare, Inc.	27,000	370,440
*Kinetic Concepts, Inc.	73,399	2,791,364
*King Pharmaceuticals, Inc.	320,423	4,530,781
*K-V Pharmaceutical Co.	30,786	71,731
*K-V Pharmaceutical Co. Class B	5,882	14,646
#*Laboratory Corp. of America Holdings.	19,800	1,610,136
Landauer, Inc.	5,250	320,722
*Lannet Co., Inc.	27,571	141,164
*LCA-Vision, Inc.	20,800	144,768
*LeMaitre Vascular, Inc.	13,914	90,441
*Lexicon Pharmaceuticals, Inc.	47,138	83,434
*LHC Group, Inc.	20,920	562,748
*Life Technologies Corp.	111,971	5,618,705
*LifePoint Hospitals, Inc.	69,805	2,367,786
*Ligand Pharmaceuticals, Inc. Class B	21,730	35,203
Lincare Holdings, Inc.	114,250	2,995,635
*Luminex Corp.	40,799	734,790
*Luna Innovations, Inc.	6,251	11,627
*Magellan Health Services, Inc.	43,782	2,101,536
#*MAKO Surgical Corp.	8,268	89,129
#*Mannkind Corp.	92,070	587,407
*MAP Pharmaceuticals, Inc.	3,025	46,071
#*Marina Biotech, Inc.	200	418
*Martek Biosciences Corp.	41,755	916,522
#Masimo Corp.	19,059	575,010
*Matrixx Initiatives, Inc.	10,661	57,143
*Maxygen, Inc.	48,995	314,058
*McKesson Corp.	54,224	3,577,700
*MedAssets, Inc.	72,139	1,337,457
*MedCath Corp.	27,114	268,700
*Medco Health Solutions, Inc.	47,292	2,484,249
*Medical Action Industries, Inc.	32,084	318,273
*Medicines Co. (The)	67,745	865,104
*MediciNova, Inc.	4,534	23,622
—*MediciNova, Inc. Convertible Shares	199	152
Medicis Pharmaceutical Corp. Class A	73,855	2,197,186
*Medivation, Inc.	3,471	40,090
*Mednax, Inc.	48,907	2,895,783
*MedQuist, Inc.	42,163	357,542
*MEDTOX Scientific, Inc.	9,499	111,423
*Medtronic, Inc.	101,099	3,559,696
Merck & Co., Inc.	518,887	18,825,220
*Merge Healthcare, Inc.	31,115	103,924
Meridian Bioscience, Inc.	17,777	406,916
*Merit Medical Systems, Inc.	35,847	566,741
#*Metabolix, Inc.	14,722	205,519
#*Metropolitan Health Networks, Inc.	44,004	186,577
#*Mettler Toledo International, Inc.	11,500	1,501,440

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Micromet, Inc.	31,153	$233,336
*Misonix, Inc.	5,191	11,939
*Molina Healthcare, Inc.	34,584	896,417
#*Momenta Pharmaceuticals, Inc.	10,914	182,373
*MWI Veterinary Supply, Inc.	15,234	871,385
#*Mylan, Inc.	140,698	2,858,983
*Myrexis, Inc.	13,527	49,644
*Myriad Genetics, Inc.	39,600	789,228
*Nabi Biopharmaceuticals	65,032	319,307
*Nanosphere, Inc.	32,702	148,467
National Healthcare Corp.	16,984	618,387
National Research Corp.	6,955	195,644
*Natus Medical, Inc.	59,388	777,983
#*Nektar Therapeutics	37,105	540,620
*Neogen Corp.	22,215	742,425
*Neuralstem, Inc.	165	368
#*Neurocrine Biosciences, Inc.	42,212	343,606
#*NeurogesX, Inc.	8,021	55,906
*Neurometrix, Inc.	12,955	6,808
*Nighthawk Radiology Holdings, Inc.	35,729	229,023
*NovaMed, Inc.	8,042	94,494
#*Novavax, Inc.	48,240	117,223
#*NPS Pharmaceuticals, Inc.	42,900	267,267
#*NuVasive, Inc.	38,833	1,017,425
*NxStage Medical, Inc.	56,308	1,135,169
*Obagi Medical Products, Inc.	26,212	299,079
Omnicare, Inc.	149,773	3,612,525
*Omnicell, Inc.	40,265	562,502
*OncoGenex Pharmaceutical, Inc.	1,700	26,843
#*Oncothyreon, Inc.	8,655	29,773
*Onyx Pharmaceuticals, Inc.	63,152	1,694,368
#*Optimer Pharmaceuticals, Inc.	11,852	111,290
*OraSure Technologies, Inc.	59,567	242,438
*Orchid Cellmark, Inc.	18,439	28,765
*Ore Pharmaceutical Holdings, Inc.	2,088	564
#*Orexigen Therapeutics, Inc.	23,059	121,982
*Orthovita, Inc.	37,884	82,587
*Osiris Therapeutics, Inc.	24,008	176,459
*Osteotech, Inc.	18,047	117,125
*OTIX Global, Inc.	3,737	40,920
Owens & Minor, Inc.	66,112	1,882,870
#*OXiGENE, Inc.	4,292	1,068
*Pain Therapeutics, Inc.	54,000	414,720
*Palomar Medical Technologies, Inc.	23,863	252,471
*Par Pharmaceutical Cos., Inc.	44,648	1,451,506
*Parexel International Corp.	74,392	1,599,428
#*Patterson Cos., Inc.	77,547	2,144,175
*PDI, Inc.	16,602	145,600
PDL BioPharma, Inc.	118,579	620,168
*PerkinElmer, Inc.	149,256	3,500,053
*Pernix Therapeutics Holdings, Inc.	1,228	4,679
#Perrigo Co.	50,590	3,332,869
*Pfizer, Inc.	2,383,245	41,468,463
#Pharmaceutical Products Development Service, Inc.	66,312	1,711,513
*Pharmasset, Inc.	2,775	104,062
#*PharmAthene, Inc.	3,212	11,274
*PharMerica Corp.	38,393	385,466
*PHC, Inc.	13,949	18,831
#*Poniard Pharmaceuticals, Inc.	15,150	8,069
*Pozen, Inc.	14,400	95,760
*Progenics Pharmaceuticals, Inc.	36,715	172,560

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*ProPhase Labs, Inc.	19,981	$23,977
*Prospect Medical Holdings, Inc.	8,213	69,318
*Providence Service Corp.	15,705	258,033
#*PSS World Medical, Inc.	60,216	1,422,904
Psychemedics Corp.	1,810	15,892
#*Psychiatric Solutions, Inc.	67,040	2,259,248
#Quality Systems, Inc.	12,030	773,048
Quest Diagnostics, Inc.	103,925	5,106,874
*Questcor Pharmaceuticals, Inc.	47,500	582,825
#*Quidel Corp.	37,174	429,731
*RadNet, Inc.	26,380	56,981
*Raptor Pharmaceutical Corp.	362	1,216
*Regeneration Technologies, Inc.	60,280	148,892
*Regeneron Pharmaceuticals, Inc.	33,215	866,247
*RegeneRx Biopharmaceuticals, Inc.	5,972	1,488
*RehabCare Group, Inc.	30,073	668,523
*Repligen Corp.	40,505	157,159
*Repros Therapeutics, Inc.	500	655
*Res-Care, Inc.	36,304	480,302
#*ResMed, Inc.	35,926	1,144,962
*Retractable Technologies, Inc.	7,725	12,978
*Rigel Pharmaceuticals, Inc.	48,510	403,118
*Rochester Medical Corp.	13,631	148,578
#*Rockwell Medical Technologies, Inc.	12,273	104,566
*Salix Pharmaceuticals, Ltd.	55,340	2,093,512
*Sangamo BioSciences, Inc.	28,218	104,971
*Santarus, Inc.	28,049	87,793
#*Savient Pharmaceuticals, Inc.	764	9,481
*SciClone Pharmaceuticals, Inc.	50,382	169,787
*SCOLR Pharma, Inc.	1,900	1,045
*Seattle Genetics, Inc.	35,357	579,501
*Select Medical Holdings Corp.	7,271	54,387
#*Sequenom, Inc.	37,140	235,839
*SeraCare Life Sciences, Inc.	519	1,967
*Sirona Dental Systems, Inc.	59,452	2,238,368
*Skilled Healthcare Group, Inc.	24,300	91,125
*Solta Medical, Inc.	6,461	13,697
#*Somaxon Pharmaceuticals, Inc.	10,200	28,560
*SonoSite, Inc.	21,808	679,755
Span-American Medical System, Inc.	3,812	53,406
*Spectranetics Corp.	40,422	189,983
*Spectrum Pharmaceuticals, Inc.	36,900	156,825
*SRI/Surgical Express, Inc.	3,584	11,164
*St. Jude Medical, Inc.	34,459	1,319,780
*Staar Surgical Co.	29,360	154,727
*StemCells, Inc.	16,387	14,584
*Stereotaxis, Inc.	44,332	175,111
Steris Corp.	61,286	2,097,207
*Strategic Diagnostics, Inc.	16,283	27,518
#Stryker Corp.	39,340	1,946,937
*Sucampo Pharmaceuticals, Inc.	9,764	33,002
*Sun Healthcare Group, Inc.	82,618	785,697
*SunLink Health Systems, Inc.	1,200	2,196
#*Sunrise Senior Living, Inc.	56,657	194,334
*SuperGen, Inc.	62,214	172,955
*SurModics, Inc.	19,659	235,122
*Symmetry Medical, Inc.	44,127	390,524
*Synovis Life Technologies, Inc.	13,560	203,400
*Synta Pharmaceuticals Corp.	13,373	49,480
*Targacept, Inc.	27,054	669,857
#Techne Corp.	13,900	846,788

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Teleflex, Inc.	50,783	$2,831,152
*Telik, Inc.	1,600	1,310
#*Tenet Healthcare Corp.	155,411	677,592
*Theragenics Corp.	18,695	22,808
#*Theravance, Inc.	23,545	479,847
*Thermo Fisher Scientific, Inc.	173,220	8,906,972
#*Thoratec Corp.	40,530	1,322,899
*TomoTherapy, Inc.	32,222	123,088
*TranS1, Inc.	18,183	41,275
*Transcend Services, Inc.	3,350	58,357
*Transcept Pharmaceuticals, Inc.	22,329	138,217
*Trimeris, Inc.	17,500	46,900
*Triple-S Management Corp.	24,852	419,253
*U.S. Physical Therapy, Inc.	14,081	264,300
#*United Therapeutics Corp.	24,170	1,450,200
UnitedHealth Group, Inc.	491,713	17,726,254
Universal American Corp.	93,060	1,496,405
#Universal Health Services, Inc.	126,032	5,201,341
*Urologix, Inc.	4,079	3,304
*Uroplasty, Inc.	2,767	12,867
Utah Medical Products, Inc.	3,593	102,472
#*Valeant Pharmaceuticals International, Inc.	125,909	3,476,347
*Vanda Pharmaceuticals, Inc.	9,891	72,303
#*Varian Medical Systems, Inc.	14,346	906,954
*Vascular Solutions, Inc.	20,685	224,019
*VCA Antech, Inc.	46,327	957,579
#*Vertex Pharmaceuticals, Inc.	20,322	778,942
*Vical, Inc.	59,369	128,237
*Viropharma, Inc.	99,536	1,628,409
*Vital Images, Inc.	18,848	250,678
#*Vivus, Inc.	71,422	552,806
*Volcano Corp.	6,205	151,526
*Waters Corp.	12,868	953,905
*Watson Pharmaceuticals, Inc.	95,501	4,455,122
*WellCare Health Plans, Inc.	51,482	1,430,170
*WellPoint, Inc.	211,328	11,483,564
West Pharmaceutical Services, Inc.	43,690	1,559,296
*Wright Medical Group, Inc.	45,509	607,090
*XenoPort, Inc.	9,490	73,548
Young Innovations, Inc.	9,897	274,840
*Zalicus, Inc.	26,570	34,541
*Zimmer Holdings, Inc.	57,193	2,713,236
*Zoll Medical Corp.	27,476	893,794

Total Health Care		496,527,203

Industrials — (12.5%)
*3D Systems Corp.	28,192	728,481
*3M Co.	58,971	4,966,538
A.O. Smith Corp.	28,170	1,578,365
*A.T. Cross Co.	5,769	40,383
#AAON, Inc.	21,415	525,738
*AAR Corp.	46,866	1,032,927
ABM Industries, Inc.	64,785	1,460,902
*Acacia Technologies Group	26,278	699,520
*ACCO Brands Corp.	52,600	327,698
Aceto Corp.	30,290	223,237
*Active Power, Inc.	7,900	14,220
Actuant Corp. Class A	86,195	1,936,802
Acuity Brands, Inc.	44,397	2,222,958
Administaff, Inc.	31,800	833,478
*Advisory Board Co. (The)	13,807	646,306

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Aecom Technology Corp.	120,171	$3,183,330
*AeroCentury Corp.	1,068	17,472
*Aerosonic Corp.	1,200	3,348
*Aerovironment, Inc.	27,681	649,396
*AGCO Corp.	98,852	4,198,244
*Air Transport Services Group, Inc.	78,653	528,548
Aircastle, Ltd.	90,875	836,959
#*AirTran Holdings, Inc.	143,228	1,059,887
Alamo Group, Inc.	14,316	343,584
*Alaska Air Group, Inc.	46,100	2,434,080
Albany International Corp.	32,874	670,630
Alexander & Baldwin, Inc.	57,632	1,984,270
#Allegiant Travel Co.	18,843	887,317
*Alliant Techsystems, Inc.	11,651	888,272
*Allied Defense Group, Inc.	8,042	21,713
*Allied Motion Technologies, Inc.	500	2,400
*Altra Holdings, Inc.	34,166	505,657
*Amerco, Inc.	24,362	2,005,480
#*American Commercial Lines, Inc.	15,800	523,770
*American Railcar Industries, Inc.	39,572	609,805
*American Reprographics Co.	55,077	392,148
American Science & Engineering, Inc.	8,971	738,762
#*American Superconductor Corp.	14,326	482,070
#American Woodmark Corp.	16,764	296,723
Ameron International Corp.	11,367	781,595
Ametek, Inc.	28,826	1,558,045
Ampco-Pittsburgh Corp.	12,957	334,938
*AMR Corp.	198,720	1,565,914
*AMREP Corp.	7,977	79,451
*APAC Customer Services, Inc.	65,179	395,637
Apogee Enterprises, Inc.	33,904	355,653
*Applied Energetics, Inc.	19,781	20,572
Applied Industrial Technologies, Inc.	51,622	1,569,825
Applied Signal Technologies, Inc.	16,661	559,143
*Argan, Inc.	15,276	129,388
Arkansas Best Corp.	30,169	764,181
#*Armstrong World Industries, Inc.	74,050	3,091,587
*Arotech Corp.	5,156	10,003
#*ArvinMeritor, Inc.	109,428	1,814,316
*Astec Industries, Inc.	28,089	827,783
*Astronics Corp.	10,344	215,672
*Astronics Corp. Class B	739	21,505
*Atlas Air Worldwide Holdings, Inc.	31,968	1,670,648
*Avalon Holding Corp. Class A.	1,202	3,426
*Avery Dennison Corp.	41,457	1,506,962
#*Avis Budget Group, Inc.	122,137	1,418,011
AZZ, Inc.	15,434	573,219
*Babcock & Wilcox Co.	23,337	532,550
#Badger Meter, Inc.	14,700	610,491
*Baker (Michael) Corp.	11,508	376,081
#Baldor Electric Co.	59,006	2,479,432
*Baldwin Technology Co. Class A.	11,503	12,193
Barnes Group, Inc.	66,666	1,212,655
Barrett Business Services, Inc.	13,746	211,001
*BE Aerospace, Inc.	121,557	4,468,435
*Beacon Roofing Supply, Inc.	53,644	791,785
Belden, Inc.	61,550	1,717,245
*Blount International, Inc.	39,777	596,655
*BlueLinx Holdings, Inc.	34,108	107,440
*Boeing Co. (The)	66,931	4,728,006
Bowne & Co., Inc.	43,418	492,794

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Brady Co. Class A	67,166	$2,065,354
*Breeze-Eastern Corp.	7,775	53,842
#Briggs & Stratton Corp.	61,660	1,085,216
Brink’s Co. (The)	65,493	1,545,635
#*Broadwind Energy, Inc.	20,725	39,377
*BTU International, Inc.	8,388	60,226
Bucyrus International, Inc.	62,921	4,288,695
*Builders FirstSource, Inc.	39,508	79,806
#*C&D Technologies, Inc.	9,324	1,212
#*C.H. Robinson Worldwide, Inc.	16,987	1,197,244
*CAI International, Inc.	22,826	376,629
*Capstone Turbine Corp.	12,576	9,432
Carlisle Cos., Inc.	76,900	2,696,883
Cascade Corp.	14,672	519,242
*Casella Waste Systems, Inc.	27,869	137,394
#*Caterpillar, Inc.	63,196	4,967,206
#*CBIZ, Inc.	93,126	551,306
CDI Corp.	23,086	330,822
*CECO Environmental Corp.	16,074	88,568
*Celadon Group, Inc.	27,715	359,464
#*Cenveo, Inc.	50,085	275,467
*Ceradyne, Inc.	30,925	736,324
*Champion Industries, Inc.	6,873	7,629
*Chart Industries, Inc.	34,136	795,369
Chase Corp.	10,501	166,546
Chicago Rivet & Machine Co.	257	4,734
#*Cintas Corp.	95,000	2,609,650
CIRCOR International, Inc.	22,348	783,968
CLAROC, Inc.	46,722	1,852,995
*Clean Harbors, Inc.	26,539	1,870,999
*Coleman Cable, Inc.	7,827	55,885
#*Colfax Corp.	52,218	839,143
*Columbus McKinnon Corp.	23,200	407,392
Comfort Systems USA, Inc.	48,466	554,936
*Command Security Corp.	10,654	22,586
*Commercial Vehicle Group, Inc.	23,170	311,173
*Competitive Technologies, Inc.	2,400	2,904
CompX International, Inc.	3,471	40,333
*Consolidated Graphics, Inc.	13,900	647,045
Con-way, Inc.	60,859	2,008,956
Cooper Industries P.L.C.	60,117	3,151,333
*Copart, Inc.	31,356	1,061,714
Corporate Executive Board Co.	19,137	597,840
*Corrections Corp. of America	143,512	3,683,953
#*CoStar Group, Inc.	25,130	1,247,956
Courier Corp.	21,176	313,405
Covanta Holding Corp.	209,697	3,309,019
*Covenant Transportation Group, Inc.	8,960	65,587
*CPI Aerostructures, Inc.	7,493	83,247
*CRA International, Inc.	14,257	265,893
Crane Co.	59,904	2,291,927
*CSX Corp.	166,000	10,200,700
Cubic Corp.	33,952	1,479,289
*Cummins, Inc.	66,409	5,850,633
Curtiss-Wright Corp.	57,114	1,763,680
Danaher Corp.	97,963	4,247,676
Deere & Co.	46,100	3,540,480
*Delta Air Lines, Inc.	205,200	2,850,228
Deluxe Corp.	25,449	520,178
#Diamond Management & Technology Consultants, Inc.	35,069	437,310
*Document Security Systems, Inc.	3,628	13,170

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Dollar Thrifty Automotive Group, Inc.	33,400	$1,549,760
#Donaldson Co., Inc.	22,171	1,080,171
*Dover Corp.	113,473	6,025,416
Ducommun, Inc.	13,356	286,753
*Dun & Bradstreet Corp. (The)	10,716	797,378
*DXP Enterprises, Inc.	16,948	322,690
*Dycom Industries, Inc.	43,991	470,704
*Dynamex, Inc.	12,169	257,253
Dynamic Materials Corp.	16,601	257,814
*Eagle Bulk Shipping, Inc.	77,094	395,492
Eastern Co.	4,487	79,554
*Eaton Corp.	68,904	6,120,742
Ecology & Environment, Inc. Class A	2,575	34,711
*EMCOR Group, Inc.	84,452	2,183,084
*Emerson Electric Co.	85,282	4,681,982
#Empire Resources, Inc.	6,900	25,875
Encore Wire Corp.	27,760	576,298
*Ener1, Inc.	73,911	267,558
*Energy Conversion Devices, Inc.	30,700	138,457
#*Energy Focus, Inc.	3,514	4,041
#*Energy Recovery, Inc.	35,650	126,914
EnergySolutions, Inc.	105,310	493,904
#*EnerNOC, Inc.	729	21,921
*EnerSys	56,970	1,501,729
Ennis, Inc.	32,083	578,777
*EnPro Industries, Inc.	25,566	898,389
*Environmental Tectonics Corp.	1,572	5,188
*Equifax, Inc.	79,943	2,648,512
ESCO Technologies, Inc.	27,158	930,976
Espey Manufacturing & Electronics Corp.	4,614	111,889
*Esterline Technologies Corp.	40,445	2,444,496
#*Evergreen Solar, Inc.	85,171	79,209
#*Excel Maritime Carriers, Ltd.	65,564	381,582
#*Expeditors International of Washington, Inc.	34,200	1,688,112
*Exponent, Inc.	17,242	550,365
*ExpressJet Holdings, Inc.	13,390	90,115
#*Fastenal Co.	23,979	1,234,439
Federal Signal Corp.	55,080	311,202
FedEx Corp.	133,279	11,691,234
*Flanders Corp.	33,425	112,642
*Flow International Corp.	65,766	173,622
Flowserve Corp.	13,466	1,346,600
#*Fluor Corp.	106,351	5,125,055
*Fortune Industries, Inc.	4,100	1,164
#Forward Air Corp.	30,662	824,195
*Franklin Covey Co.	24,855	208,285
Franklin Electric Co., Inc.	30,494	1,101,138
Freightcar America, Inc.	14,638	387,321
*Frozen Food Express Industries	6,610	20,888
#*FTI Consulting, Inc.	49,383	1,751,121
*Fuel Tech, Inc.	20,788	126,599
*FuelCell Energy, Inc.	13,996	15,955
*Furmanite Corp.	49,125	282,469
G & K Services, Inc. Class A	23,031	569,326
Gardner Denver Machinery, Inc.	65,591	3,792,472
#GATX Corp.	67,845	2,147,973
#*Genco Shipping & Trading, Ltd.	34,900	577,595
*Gencor Industries, Inc.	2,841	20,825
*GenCorp, Inc.	52,301	254,706
*General Cable Corp.	63,090	1,762,735
*General Dynamics Corp.	78,162	5,324,395

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
General Electric Co.	4,451,556	$71,313,927
*Genesee & Wyoming, Inc.	48,791	2,255,608
*Genpact, Ltd.	23,919	380,312
*GEO Group, Inc. (The)	86,674	2,223,188
*GeoEye, Inc.	26,668	1,180,592
*Gibraltar Industries, Inc.	35,874	327,530
*Goodrich Corp.	28,393	2,330,214
Gorman-Rupp Co. (The)	20,897	623,149
*GP Strategies Corp.	17,390	150,945
Graco, Inc.	10,999	378,476
*Graftech International, Ltd.	66,000	1,087,020
Graham Corp.	12,150	206,185
*Grand Canyon Education, Inc.	17,810	335,006
#Granite Construction, Inc.	35,830	866,369
Great Lakes Dredge & Dock Corp.	71,501	442,591
*Greenbrier Cos., Inc.	27,230	495,586
*Griffon Corp.	73,703	868,958
#*GT Solar International, Inc.	69,833	574,726
#*H&E Equipment Services, Inc.	41,445	402,845
Hardinge, Inc.	10,715	85,506
Harsco Corp.	97,951	2,270,504
#*Hawaiian Holdings, Inc.	81,169	594,157
*Hawk Corp.	10,699	533,131
Healthcare Services Group, Inc.	31,337	753,028
Heartland Express, Inc.	84,079	1,253,618
HEICO Corp.	16,291	810,966
HEICO Corp. Class A	41,038	1,524,151
Heidrick & Struggles International, Inc.	20,447	439,202
*Heritage-Crystal Clean, Inc.	4,400	44,352
*Herley Industries, Inc.	16,962	281,739
Herman Miller, Inc.	28,316	544,517
*Hertz Global Holdings, Inc.	122,745	1,389,473
*Hexcel Corp.	117,668	2,090,960
*Hill International, Inc.	44,764	240,383
HNI Corp.	54,751	1,350,160
#*Hoku Corp.	51,085	143,038
*Honeywell International, Inc.	82,515	3,887,282
#Horizon Lines, Inc.	74,385	320,599
Houston Wire & Cable Co.	21,161	243,986
*Hub Group, Inc. Class A	46,931	1,523,850
Hubbell, Inc. Class A	4,543	231,920
Hubbell, Inc. Class B	54,548	2,946,683
*Hudson Highland Group, Inc.	38,707	136,249
*Hurco Cos., Inc.	7,100	130,640
*Huron Consulting Group, Inc.	22,099	439,991
*ICF International, Inc.	24,047	616,084
*Identive Group, Inc.	7,351	16,319
IDEX Corp.	98,409	3,550,597
IESI-BFC, Ltd.	4,645	108,600
*IHS, Inc.	24,515	1,770,964
*II-VI, Inc.	35,540	1,398,144
#Illinois Tool Works, Inc.	77,738	3,552,627
Ingersoll-Rand P.L.C.	123,045	4,836,899
*Innerworkings, Inc.	55,071	378,338
*Innotrac Corp.	4,173	4,882
*Innovative Solutions & Support, Inc.	19,410	118,207
*Insituform Technologies, Inc.	50,179	1,083,866
Insteel Industries, Inc.	20,225	173,733
*Integrated Electrical Services, Inc.	14,770	53,910
*Intelligent Systems Corp.	629	704
Interface, Inc. Class A	67,046	964,792

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Interline Brands, Inc.	41,021	$824,112
International Shipholding Corp.	8,363	233,913
Intersections, Inc.	17,730	172,336
Iron Mountain, Inc.	125,321	2,730,745
#*ITT Industries, Inc.	112,276	5,298,304
J.B. Hunt Transport Services, Inc.	32,900	1,183,084
*Jacobs Engineering Group, Inc.	77,446	2,990,190
#*JetBlue Airways Corp.	378,431	2,641,448
John Bean Technologies Corp.	19,360	331,056
Joy Global, Inc.	20,498	1,454,333
*Kadant, Inc.	17,092	336,029
Kaman Corp. Class A	34,008	916,516
*Kansas City Southern	99,896	4,377,443
Kaydon Corp.	41,615	1,451,115
KBR, Inc.	81,146	2,061,108
*Kelly Services, Inc. Class A	64,846	962,963
*Kelly Services, Inc. Class B	1,275	18,322
Kennametal, Inc.	103,039	3,517,751
*Key Technology, Inc.	5,606	84,090
*Kforce, Inc.	49,434	742,004
Kimball International, Inc. Class B	30,333	184,425
#*Kirby Corp.	67,355	2,895,591
Knight Transportation, Inc.	88,278	1,577,528
Knoll, Inc.	30,471	462,245
*Korn/Ferry International	56,733	1,000,203
*Kratos Defense & Security Solutions, Inc.	19,755	225,207
L.S. Starrett Co. Class A	5,076	59,186
*L-3 Communications Holdings, Inc.	55,165	3,982,361
*LaBarge, Inc.	30,927	392,464
*Ladish Co., Inc.	20,436	653,748
Landstar System, Inc.	14,471	544,399
Lawson Products, Inc.	12,431	229,103
*Layne Christensen Co.	23,763	663,938
*LB Foster Co. Class A	11,826	390,495
*LECG Corp.	21,454	18,450
#Lennox International, Inc.	27,100	1,111,371
*LGL Group, Inc.	2,633	68,353
Lincoln Electric Holdings, Inc.	50,924	3,043,218
#Lindsay Corp.	15,600	899,340
*LMI Aerospace, Inc.	14,148	231,037
*Lockheed Martin Corp.	31,576	2,251,053
LSI Industries, Inc.	42,695	394,929
*Lydall, Inc.	16,280	120,960
*M&F Worldwide Corp.	20,275	544,992
*Magnetek, Inc.	15,256	18,155
*Manitex International, Inc.	2,123	5,520
#Manitowoc Co., Inc. (The)	157,904	1,759,051
Manpower, Inc.	46,284	2,533,123
Marten Transport, Ltd.	27,329	580,468
*Masco Corp.	234,500	2,499,770
#*MasTec, Inc.	91,693	1,118,655
*McDermott International, Inc.	78,712	1,214,526
McGrath Rentcorp	30,567	773,651
*Media Sciences International, Inc.	1,103	259
*Metalico, Inc.	76,765	333,160
Met-Pro Corp.	29,174	329,374
*MFRI, Inc.	6,501	56,494
#*Microvision, Inc.	22,533	46,193
*Middleby Corp.	18,769	1,401,294
Miller Industries, Inc.	14,067	189,342
#Mine Safety Appliances Co.	46,189	1,300,682

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Mistras Group, Inc.	3,714	$40,074
*Mobile Mini, Inc.	45,519	793,396
#*Monster Worldwide, Inc.	146,886	2,652,761
*Moog, Inc.	51,579	1,939,370
*Moog, Inc. Class B	5,012	187,900
MSC Industrial Direct Co., Inc. Class A	17,300	985,062
Mueller Industries, Inc.	48,041	1,412,405
Mueller Water Products, Inc.	147,407	445,169
Multi-Color Corp.	13,744	219,217
*MYR Group, Inc.	24,342	379,492
NACCO Industries, Inc. Class A	8,474	841,129
National Technical Systems, Inc.	11,231	88,950
*Navigant Consulting, Inc.	57,986	530,572
*Navistar International Corp.	24,316	1,171,545
#*NCI Building Systems, Inc.	12,926	128,097
*NN, Inc.	20,805	173,098
#Nordson Corp.	22,106	1,724,710
*Norfolk Southern Corp.	166,058	10,210,906
*Northrop Grumman Corp.	134,779	8,519,381
*Northwest Pipe Co.	11,079	208,507
*Ocean Power Technologies, Inc.	7,723	50,508
*Old Dominion Freight Line, Inc.	73,591	2,064,228
Omega Flex, Inc.	8,600	118,508
*On Assignment, Inc.	42,943	242,628
*Orbital Sciences Corp.	68,194	1,107,471
*Orion Energy Systems, Inc.	7,161	23,989
*Orion Marine Group, Inc.	19,634	245,621
#*Oshkosh Corp.	64,879	1,914,579
*Owens Corning, Inc.	177,364	4,795,923
*P.A.M. Transportation Services, Inc.	8,945	98,216
#*PACCAR, Inc.	42,024	2,154,150
#*Pacer International, Inc.	43,600	242,852
*Pall Corp.	20,800	887,536
*Paragon Technologies, Inc.	900	2,565
*Parker Hannifin Corp.	37,670	2,883,638
*Park-Ohio Holdings Corp.	23,150	367,854
*Patrick Industries, Inc.	3,787	7,309
*Patriot Transportation Holding, Inc.	2,914	198,181
*Pemco Aviation Group, Inc.	1,411	1,834
Pentair, Inc.	101,912	3,335,580
*PGT, Inc.	13,975	29,348
*Pike Electric Corp.	43,082	325,700
*Pinnacle Airlines Corp.	26,510	152,698
#*Pitney Bowes, Inc.	40,358	885,455
*Plug Power, Inc.	40,978	19,669
#*PMFG, Inc.	17,917	280,401
*Polypore International, Inc.	48,768	1,622,511
Portec Rail Products, Inc.	9,607	111,441
*Powell Industries, Inc.	14,278	440,619
#*Power-One, Inc.	110,075	1,145,881
#*PowerSecure International, Inc.	39,354	370,321
*Precision Castparts Corp.	16,138	2,204,128
Preformed Line Products Co.	5,378	229,802
*PRGX Global, Inc.	21,141	126,846
Providence & Worcester Railroad Co.	2,286	29,764
*Quality Distribution, Inc.	42,738	305,577
Quanex Building Products Corp.	49,033	883,575
*Quanta Services, Inc.	133,922	2,632,907
*R. R. Donnelley & Sons Co.	157,200	2,900,340
#Raven Industries, Inc.	18,727	770,054
*Raytheon Co.	116,144	5,351,916

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*RBC Bearings, Inc.	28,427	$947,188
*RCM Technologies, Inc.	13,140	66,357
*Real Goods Solar, Inc.	512	1,684
#Regal-Beloit Corp.	48,729	2,812,151
#*Republic Airways Holdings, Inc.	24,185	224,679
Republic Services, Inc.	164,458	4,902,493
Resources Connection, Inc.	91,994	1,489,383
Robbins & Myers, Inc.	42,424	1,231,569
#*Robert Half International, Inc.	21,426	580,859
*Rockwell Automation, Inc.	47,364	2,954,093
*Rockwell Collins, Inc.	23,747	1,436,931
#Rollins, Inc.	27,436	714,708
#*Roper Industries, Inc.	58,373	4,052,837
*RSC Holdings, Inc.	110,988	896,783
*Rush Enterprises, Inc. Class A	33,999	540,244
*Rush Enterprises, Inc. Class B	8,637	129,641
*Ryder System, Inc.	77,455	3,388,656
*Saia, Inc.	19,708	285,372
*Sauer-Danfoss, Inc.	48,881	1,080,759
Schawk, Inc.	30,926	600,583
*School Specialty, Inc.	22,624	303,162
Seaboard Corp.	987	1,829,947
Servotronics, Inc.	1,473	14,730
*SFN Group, Inc.	33,885	256,848
*Shaw Group, Inc.	107,339	3,280,280
#Ship Finance International, Ltd.	109,557	2,203,191
SIFCO Industries, Inc.	5,235	71,510
#Simpson Manufacturing Co., Inc.	63,384	1,684,747
SkyWest, Inc.	114,028	1,728,664
*SL Industries, Inc.	11,694	177,632
SmartPros, Ltd.	1,451	3,482
*Southwest Airlines Co.	672,807	9,257,824
*Sparton Corp.	8,966	65,541
*Spherix, Inc.	4,305	3,724
#*Spire Corp.	8,319	48,583
#*Spirit Aerosystems Holdings, Inc.	133,320	2,885,045
#SPX Corp.	61,142	4,100,183
*Standard Parking Corp.	15,754	269,236
#Standard Register Co.	27,436	88,070
Standex International Corp.	16,350	440,306
#Steelcase, Inc. Class A	92,696	779,573
#*Stericycle, Inc.	14,710	1,055,295
*Sterling Construction Co., Inc.	18,560	226,432
Sun Hydraulics, Inc.	20,048	622,891
#*SunPower Corp. Class A	36,400	496,496
*SunPower Corp. Class B	24,600	324,720
Superior Uniform Group, Inc.	12,533	132,098
*Supreme Industries, Inc.	7,398	17,015
*SYKES Enterprises, Inc.	56,297	935,093
*Sypris Solutions, Inc.	17,920	59,674
TAL International Group, Inc.	38,280	1,072,606
#*Taser International, Inc.	75,524	299,075
*Team, Inc.	23,976	475,684
*Tech/Ops Sevcon, Inc.	1,585	9,114
Technology Research Corp.	3,525	12,902
*Tecumseh Products Co. Class A	11,302	146,361
*Tecumseh Products Co. Class B	3,489	42,426
*Teledyne Technologies, Inc.	46,637	1,938,700
Tennant Co.	22,088	741,052
#*Terex Corp.	134,988	3,030,481
*Tetra Tech, Inc.	76,877	1,619,030

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Textainer Group Holdings, Ltd.	61,187	$1,589,638
#Textron, Inc.	144,022	2,998,538
*Thomas & Betts Corp.	75,300	3,279,315
*Thomas Group, Inc.	729	1,750
Timken Co.	123,504	5,115,536
#Titan International, Inc.	45,825	695,165
#*Titan Machinery, Inc.	22,100	429,624
Todd Shipyards Corp.	7,139	116,794
Toro Co.	25,520	1,448,515
#Towers Watson & Co.	13,856	712,476
*Track Data Corp.	25	2,368
*Trailer Bridge, Inc.	8,912	27,627
TransDigm Group, Inc.	38,173	2,529,725
*TRC Cos., Inc.	17,462	42,258
Tredegar Industries, Inc.	33,747	650,980
*Trex Co., Inc.	20,523	368,388
*Trimas Corp.	40,695	644,202
#Trinity Industries, Inc.	99,570	2,263,226
#Triumph Group, Inc.	29,058	2,428,958
*TrueBlue, Inc.	61,079	858,160
*Tufco Technologies, Inc.	2,398	7,770
*Tutor Perini Corp.	53,006	1,230,269
Twin Disc, Inc.	22,040	448,734
*Tyco International, Ltd.	208,087	7,965,570
*U.S. Home Systems, Inc.	4,473	13,822
#*Ultralife Corp.	19,679	103,315
UniFirst Corp.	17,579	809,161
*Union Pacific Corp.	215,752	18,917,135
*United Capital Corp.	7,556	204,314
#*United Continental Holdings, Inc.	245,831	7,138,932
*United Parcel Service, Inc.	62,923	4,237,235
#*United Rentals, Inc.	74,279	1,395,702
*United Stationers, Inc.	30,116	1,692,519
*United Technologies Corp.	98,682	7,378,453
Universal Forest Products, Inc.	23,050	694,727
*Universal Security Instruments, Inc.	1,124	7,418
*Universal Truckload Services, Inc.	19,332	277,414
*UQM Technologies, Inc.	11,014	25,993
*URS Corp.	62,404	2,429,388
#*US Airways Group, Inc.	128,059	1,509,816
US Ecology, Inc.	22,796	369,751
*USA Truck, Inc.	14,166	194,358
*USG Corp.	121,001	1,534,293
UTi Worldwide, Inc.	100,574	1,933,032
Valmont Industries, Inc.	27,314	2,153,709
*Valpey Fisher Corp.	1,658	5,140
*Verisk Analytics, Inc. Class A	4,633	138,110
*Versar, Inc.	15,761	50,435
Viad Corp.	25,279	504,569
Vicor Corp.	34,689	617,811
Virco Manufacturing Corp.	11,119	32,579
*Vishay Precision Group, Inc.	24,604	418,268
*Volt Information Sciences, Inc.	23,850	192,708
VSE Corp.	6,267	220,912
#*W.W. Grainger, Inc.	13,200	1,637,196
#*Wabash National Corp.	37,202	299,848
Wabtec Corp.	47,938	2,245,416
#*Waste Connections, Inc.	93,346	3,802,916
*Waste Management, Inc.	90,227	3,222,908
Watsco, Inc. Class A	29,745	1,664,828
Watsco, Inc. Class B	4,274	244,430

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Watts Water Technologies, Inc.	39,180	$1,377,961
*WCA Waste Corp.	15,687	77,808
#Werner Enterprises, Inc.	91,367	1,947,944
*WESCO International, Inc.	53,373	2,285,432
*Willdan Group, Inc.	4,647	15,707
*Willis Lease Finance Corp.	6,970	85,522
#Woodward Governor Co.	69,225	2,169,512
#*YRC Worldwide, Inc.	1,472	6,492

Total Industrials		691,954,162

Information Technology — (13.0%)
Accenture P.L.C. Class A	43,404	1,940,593
*ACI Worldwide, Inc.	33,766	822,877
*Acme Packet, Inc.	53,999	2,135,660
#*Acorn Energy, Inc.	13,773	60,326
*Actel Corp.	33,262	693,845
*ActivIdentity Corp.	46,835	151,277
Activision Blizzard, Inc.	265,306	3,043,060
*Actuate Corp.	60,260	291,658
*Acxiom Corp.	101,833	1,787,169
*ADC Telecommunications, Inc.	115,900	1,470,771
*ADDvantage Technologies Group, Inc.	6,746	21,655
*Adept Technology, Inc.	8,007	50,764
*Adobe Systems, Inc.	50,839	1,431,118
*ADPT Corp.	155,522	466,566
Adtran, Inc.	56,267	1,815,736
*Advanced Analogic Technologies, Inc.	54,400	204,544
*Advanced Energy Industries, Inc.	56,835	816,151
*Advanced Micro Devices, Inc.	174,600	1,279,818
*Advanced Photonix, Inc.	1,915	1,896
#*Advent Software, Inc.	21,277	1,143,000
*Aehr Test Systems	5,860	7,032
*Aetrium, Inc.	6,465	15,839
*Agilent Technologies, Inc.	56,755	1,975,074
*Agilysys, Inc.	3,500	21,000
*Airspan Networks, Inc.	49	233
*Akamai Technologies, Inc.	80,977	4,184,082
#*Alliance Data Systems Corp.	11,750	713,460
#*Altera Corp.	39,402	1,229,736
*Amdocs, Ltd.	116,437	3,572,287
American Software, Inc. Class A	45,028	271,969
#*Amkor Technology, Inc.	170,935	1,232,441
Amphenol Corp.	28,671	1,437,277
*Amtech Systems, Inc.	10,296	172,355
*Anadigics, Inc.	83,114	562,682
*Analog Devices, Inc.	29,500	993,265
*Analysts International Corp.	100	174
*Anaren, Inc.	17,753	297,008
#*Anixter International, Inc.	44,380	2,382,762
#*Ansys, Inc.	30,935	1,399,809
*AOL, Inc.	102,548	2,735,981
*Apple, Inc.	73,982	22,258,964
*Applied Materials, Inc.	277,496	3,429,851
*Applied Micro Circuits Corp.	85,598	861,972
*Ariba, Inc.	108,962	2,046,306
*Arris Group, Inc.	154,730	1,440,536
*Arrow Electronics, Inc.	146,863	4,348,613
*Art Technology Group, Inc.	123,302	516,635
#*Aruba Networks, Inc.	40,558	888,626
*AsiaInfo-Linkage, Inc.	195	4,333
*Aspen Technology, Inc.	37,082	415,318

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Astro-Med, Inc.	5,610	$39,438
*Atheros Communications, Inc.	64,190	1,992,458
*Atmel Corp.	445,219	3,944,640
#*ATMI, Inc.	36,800	650,256
*ATS Corp.	2,235	6,794
*AuthenTec, Inc.	21,981	46,820
#*Authentidate Holding Corp.	2,476	1,412
*Autobytel, Inc.	18,788	15,966
*Autodesk, Inc.	41,500	1,501,470
Automatic Data Processing, Inc.	50,558	2,245,786
*Aviat Networks, Inc.	58,068	264,209
*Avid Technology, Inc.	47,406	598,264
*Avnet, Inc.	174,190	5,187,378
AVX Corp.	237,991	3,412,791
*Aware, Inc.	15,824	44,940
*Axcelis Technologies, Inc.	63,300	136,095
*AXT, Inc.	38,551	318,046
Bel Fuse, Inc. Class A	4,354	101,884
Bel Fuse, Inc. Class B	12,011	273,971
*Benchmark Electronics, Inc.	82,196	1,350,480
*BigBand Networks, Inc.	84,236	250,181
Black Box Corp.	35,024	1,162,797
#Blackbaud, Inc.	36,337	922,596
#*Blackboard, Inc.	33,822	1,411,730
#*Blue Coat Systems, Inc.	40,763	1,099,378
*BMC Software, Inc.	33,122	1,505,726
*Bottomline Technologies, Inc.	32,593	587,326
*Brightpoint, Inc.	114,836	860,122
*Broadcom Corp.	86,283	3,515,169
Broadridge Financial Solutions, Inc.	34,218	752,796
*BroadVision, Inc.	1,483	16,550
*Brocade Communications Systems, Inc.	469,183	2,965,237
*Brooks Automation, Inc.	72,692	493,579
*Bsquare Corp.	8,667	32,501
*CA, Inc.	166,992	3,875,884
*Cabot Microelectronics Corp.	28,825	1,113,510
*CACI International, Inc.	36,695	1,839,153
*Cadence Design Systems, Inc.	106,862	905,121
*CalAmp Corp.	16,000	39,200
*Callidus Software, Inc.	32,433	159,246
*Cascade Microtech, Inc.	12,870	46,332
Cass Information Systems, Inc.	11,449	395,334
*Cavium Networks, Inc.	244	7,776
*CEVA, Inc.	25,965	480,612
*Checkpoint Systems, Inc.	53,496	1,176,912
#*China Information Technology, Inc.	32,551	207,350
*China Security & Surveillance Technology, Inc.	17,567	94,862
*Chyron International Corp.	4,578	7,920
*Ciber, Inc.	27,321	100,268
#*Ciena Corp.	166	2,306
*Cinedigm Digital Cinema Corp.	10,917	14,956
#*Cirrus Logic, Inc.	94,229	1,210,843
*Cisco Sytems, Inc.	644,418	14,712,063
*Citrix Systems, Inc.	53,025	3,397,312
*Clearfield, Inc.	11,798	33,978
Cognex Corp.	49,365	1,318,045
*Cognizant Technology Solutions Corp.	44,750	2,917,252
*Cogo Group, Inc.	38,646	294,096
*Coherent, Inc.	30,807	1,292,662
Cohu, Inc.	31,343	449,772
*Comarco, Inc.	7,026	14,755

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*CommScope, Inc.	115,924	$3,670,154
Communications Systems, Inc.	17,110	202,925
*CommVault Systems, Inc.	18,798	543,826
*Compellent Technologies, Inc.	1,021	25,801
*Computer Sciences Corp.	131,068	6,428,885
*Computer Task Group, Inc.	21,014	167,692
*Compuware Corp.	250,937	2,511,879
*comScore, Inc.	29,033	682,566
*Comtech Telecommunications Corp.	29,304	903,149
*Comverge, Inc.	18,473	141,318
*Concur Technologies, Inc.	19,300	996,266
*Concurrent Computer Corp.	8,814	56,321
*Conexant Systems, Inc.	9,600	14,496
#*Constant Contact, Inc.	9,743	224,089
*Convergys Corp.	146,887	1,662,761
*CoreLogic, Inc.	143,047	2,513,336
*Corning, Inc.	657,240	12,014,347
*CPI International, Inc.	20,061	283,261
*Cray, Inc.	45,789	273,818
#*Cree, Inc.	62,677	3,214,703
*CSG Systems International, Inc.	42,399	824,237
*CSP, Inc.	2,797	12,810
CTS Corp.	1,700	17,255
*CyberOptics Corp.	7,425	56,430
*Cymer, Inc.	59,173	2,186,442
*Cypress Semiconductor Corp.	138,226	1,948,987
Daktronics, Inc.	51,501	562,391
*Datalink Corp.	10,638	44,892
*Dataram Corp.	5,453	13,305
DDi Corp.	24,587	252,754
#*DealerTrack Holdings, Inc.	48,145	930,161
*Dell, Inc.	170,350	2,449,633
*Deltek, Inc.	25,376	199,455
*DemandTec, Inc.	4,800	50,784
#*DG FastChannel, Inc.	30,343	714,578
*Dice Holdings, Inc.	73,927	669,039
Diebold, Inc.	81,811	2,507,507
*Digi International, Inc.	30,300	292,698
*Digimarc Corp.	7,924	217,197
*Digital River, Inc.	50,399	1,877,867
*DigitalGlobe, Inc.	48,623	1,587,541
*Diodes, Inc.	53,755	1,181,535
*Ditech Networks, Inc.	23,200	32,944
*Dolby Laboratories, Inc.	9,642	594,719
*Dot Hill Systems Corp.	28,106	57,336
*DSP Group, Inc.	31,722	227,130
#DST Systems, Inc.	46,000	1,990,420
#*DTS, Inc.	17,010	676,998
*Dynamics Research Corp.	10,821	122,277
#Earthlink, Inc.	130,830	1,176,162
*eBay, Inc.	191,850	5,719,048
#*Ebix, Inc.	36,670	905,749
*Echelon Corp.	41,713	328,281
*EchoStar Corp.	46,866	993,559
*EDGAR Online, Inc.	3,500	4,445
*Edgewater Technology, Inc.	8,788	25,837
*Elecsys Corp.	376	1,448
Electro Rent Corp.	33,209	493,486
*Electro Scientific Industries, Inc.	36,363	422,538
*Electronic Arts, Inc.	207,947	3,295,960
*Electronics for Imaging, Inc.	63,833	873,874

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*eLoyalty Corp.	3,943	$27,562
#*EMC Corp.	428,850	9,010,138
#*EMCORE Corp.	25,136	31,671
*EMS Technologies, Inc.	20,613	367,736
*Emulex Corp.	99,674	1,136,284
*EndWave Corp.	5,844	13,850
*Entegris, Inc.	216,242	1,293,127
*Entorian Technologies, Inc.	1,977	6,089
#*Entropic Communications, Inc.	82,042	685,871
*Epicor Software Corp.	78,640	739,216
EPIQ Systems, Inc.	47,411	555,657
*ePlus, Inc.	8,241	173,308
#*Equinix, Inc.	14,494	1,220,975
*Euronet Worldwide, Inc.	61,865	1,117,282
*Exar Corp.	54,082	359,645
*ExlService Holdings, Inc.	37,134	707,403
*Extreme Networks	119,580	381,460
#*F5 Networks, Inc.	22,500	2,648,250
FactSet Research Systems, Inc.	15,644	1,373,230
#Fair Isaac Corp.	57,154	1,373,982
*Fairchild Semiconductor International, Inc.	120,957	1,363,185
*FalconStor Software, Inc.	50,770	139,110
*Faro Technologies, Inc.	19,517	471,140
*FEI Co.	45,594	992,125
Fidelity National Information Services, Inc.	238,492	6,463,133
#*Finisar Corp.	25,212	428,856
#*First Solar, Inc.	7,100	977,528
*Fiserv, Inc.	95,033	5,181,199
#*FLIR Systems, Inc.	23,287	648,310
*FormFactor, Inc.	58,738	571,521
*Forrester Research, Inc.	28,459	941,139
*Frequency Electronics, Inc.	6,652	39,912
*FSI International, Inc.	45,722	122,992
#*Gartner Group, Inc.	34,600	1,096,474
*Geeknet, Inc.	28,416	59,105
*Gerber Scientific, Inc.	28,023	187,474
*GigOptix, Inc.	1,468	3,230
*Global Cash Access, Inc.	72,942	265,509
Global Payments, Inc.	8,583	334,394
*Globalscape, Inc.	7,805	19,122
*Globecomm Systems, Inc.	26,656	238,571
*Google, Inc.	21,286	13,048,105
*GSE Systems, Inc.	9,913	35,489
*GSI Commerce, Inc.	19,641	479,633
*GSI Technology, Inc.	32,193	223,741
*GTSI Corp.	7,192	33,011
*Guidance Software, Inc.	18,641	120,421
*Hackett Group, Inc.	46,036	179,540
*Harmonic, Inc.	107,701	751,753
#*Harris Corp.	37,405	1,690,332
*Hauppauge Digital, Inc.	6,000	14,700
Heartland Payment Systems, Inc.	31,765	453,604
*Henry Bros. Electronics, Inc.	3,591	24,922
—*Here Media, Inc.	300	—
—*Here Media, Inc. Special Shares	300	—
Hewlett-Packard Co.	462,271	19,443,118
*Hittite Microwave Corp.	17,254	891,514
#*HSW International, Inc.	1,189	7,621
*Hughes Communications, Inc.	26,885	763,265
*Hutchinson Technology, Inc.	31,174	106,303
*Hypercom Corp.	73,944	440,706

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*I.D. Systems, Inc.	7,877	$17,723
*IAC/InterActiveCorp	165,687	4,622,667
*IEC Electronics Corp.	8,314	43,067
iGATE Corp.	62,975	1,287,209
#*iGo, Inc.	13,800	26,910
*Ikanos Communications, Inc.	23,895	27,240
*Imation Corp.	49,217	479,374
Imergent, Inc.	9,526	42,867
*Immersion Corp.	33,399	205,404
*Infinera Corp.	86,443	707,968
#*Informatica Corp.	47,405	1,928,909
*InfoSpace, Inc.	45,338	382,653
*Ingram Micro, Inc.	220,604	3,895,867
*Innodata Isogen, Inc.	29,908	92,715
*Insight Enterprises, Inc.	91,174	1,378,551
*Integral Systems, Inc.	34,703	294,975
*Integrated Device Technology, Inc.	204,306	1,203,362
*Integrated Silicon Solution, Inc.	30,765	231,045
*Intel Corp.	1,078,333	21,642,143
*Intellicheck Mobilisa, Inc.	7,700	9,394
*Interactive Intelligence, Inc.	20,173	498,475
#*InterDigital, Inc.	20,100	674,757
*Intermec, Inc.	74,596	869,043
*Internap Network Services Corp.	59,872	299,360
*International Business Machines Corp.	92,663	13,306,407
*International Rectifier Corp.	86,681	2,013,600
*Internet Brands, Inc.	53,729	711,372
*Internet Capital Group, Inc.	43,959	549,048
—*Internet Media Services, Inc.	1,495	—
*Interphase Corp.	4,372	6,602
#Intersil Corp. Class A	148,395	1,942,491
*Intest Corp.	3,806	11,418
*Intevac, Inc.	26,600	268,660
*IntriCon Corp.	8,894	38,244
*Intuit, Inc.	34,988	1,679,424
*INX, Inc.	8,681	48,093
*iPass, Inc.	30,517	35,095
*IPG Photonics Corp.	85,345	1,920,262
#*Isilon Systems, Inc.	25,423	723,793
*Iteris, Inc.	16,314	23,166
*Itron, Inc.	50,958	3,096,718
*Ixia	81,787	1,279,967
*IXYS Corp.	38,012	389,243
#*j2 Global Communications, Inc.	47,257	1,245,222
*Jabil Circuit, Inc.	263,522	4,042,427
Jack Henry & Associates, Inc.	57,102	1,550,890
*JDA Software Group, Inc.	44,354	1,122,156
*JDS Uniphase Corp.	251,104	2,639,103
*Juniper Networks, Inc.	106,758	3,457,892
Keithley Instruments, Inc.	16,890	364,486
*Kemet Corp.	4,300	16,082
*Kenexa Corp.	28,719	525,270
*KEY Tronic Corp.	10,152	64,973
Keynote Systems, Inc.	14,321	174,573
#*KIT Digital, Inc.	5,438	74,881
*KLA-Tencor Corp.	104,920	3,747,742
*Knot, Inc. (The)	41,151	372,005
*Kopin Corp.	79,070	301,257
*Kulicke & Soffa Industries, Inc.	84,809	527,512
*KVH Industries, Inc.	18,492	259,628
#*L-1 Identity Solutions, Inc.	172,346	2,031,959

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Lam Research Corp.	42,100	$1,927,759
*LaserCard Corp.	12,022	52,536
*Lattice Semiconductor Corp.	178,231	866,203
*Lawson Software, Inc.	229,365	2,041,348
*LeCroy Corp.	9,674	90,452
Lender Processing Services, Inc.	31,117	897,414
#*Lexmark International, Inc.	79,200	3,011,976
*Limelight Networks, Inc.	122,732	832,123
#*Linear Technology Corp.	47,472	1,530,023
*Lionbridge Technologies, Inc.	36,384	181,920
*Liquidity Services, Inc.	33,314	533,024
*Littlefuse, Inc.	28,072	1,191,095
*LogMeIn, Inc.	1,003	39,849
*LoJack Corp.	48,498	237,155
*LookSmart, Ltd.	14,172	30,753
*LoopNet, Inc.	41,716	440,104
*Loral Space & Communications, Inc.	21,700	1,207,171
*LSI Corp.	371,699	1,947,703
*LTX-Credence Corp.	21,299	135,249
*Mace Security International, Inc.	2,449	953
*Magma Design Automation, Inc.	42,000	180,180
*Management Network Group, Inc.	1,707	4,114
*Manhattan Associates, Inc.	37,372	1,150,310
*ManTech International Corp. Class A	23,358	915,867
Marchex, Inc.	34,809	223,474
*Marvell Technology Group, Ltd.	53,864	1,040,114
*Mastech Holdings, Inc.	2,854	10,503
*MasterCard, Inc. Class A	9,835	2,360,990
*Mattson Technology, Inc.	61,197	156,052
Maxim Integrated Products, Inc.	189,673	4,108,317
Maximus, Inc.	29,400	1,782,522
*Maxwell Technologies, Inc.	14,876	241,289
*McAfee, Inc.	23,700	1,121,010
*Measurement Specialties, Inc.	17,192	384,069
*Medidata Solutions, Inc.	4,172	77,724
*MEMC Electronic Materials, Inc.	111,137	1,424,776
*MEMSIC, Inc.	11,372	34,002
*Mentor Graphics Corp.	117,420	1,268,136
*Mercury Computer Systems, Inc.	31,216	494,461
Mesa Laboratories, Inc.	2,754	70,916
Methode Electronics, Inc.	47,491	441,191
#Micrel, Inc.	66,400	790,824
#*Microchip Technology, Inc.	68,250	2,196,285
#*Micron Technology, Inc.	517,749	4,281,784
*MICROS Systems, Inc.	71,100	3,227,229
*Microsemi Corp.	97,550	1,951,000
*Microsoft Corp.	730,054	19,448,639
*MicroStrategy, Inc.	5,319	482,061
*Microtune, Inc.	56,335	162,808
*Mindspeed Technologies, Inc.	19,006	140,264
*MIPS Technologies, Inc.	48,713	716,081
*MKS Instruments, Inc.	61,061	1,260,910
Mocon, Inc.	8,521	115,034
*ModusLink Global Solutions, Inc.	52,689	349,328
#Molex, Inc.	12,787	259,576
Molex, Inc. Class A	62,543	1,067,609
*MoneyGram International, Inc.	71,700	172,797
*Monolithic Power Systems, Inc.	36,270	582,859
*Monotype Imaging Holdings, Inc.	42,408	404,148
*MoSys, Inc.	35,468	167,764
*Motorola, Inc.	933,981	7,611,945

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Move, Inc.	44,787	$105,697
#MTS Systems Corp.	24,501	802,898
*Multi-Fineline Electronix, Inc.	31,136	762,209
*Nanometrics, Inc.	27,814	374,655
*NAPCO Security Technologies, Inc.	12,122	21,577
National Instruments Corp.	18,300	636,657
National Semiconductor Corp.	40,752	558,302
*NCI, Inc. Class A	10,441	194,620
*NCR Corp.	148,754	2,040,905
#*NetApp, Inc.	41,900	2,231,175
*Netezza Corp.	40,491	1,091,637
*NETGEAR, Inc.	43,669	1,345,442
*NetList, Inc.	1,900	5,909
*NetLogic Microsystems, Inc.	24,841	746,720
*NetScout Systems, Inc.	49,993	1,173,336
*NetSuite, Inc.	12,089	247,583
*Network Engines, Inc.	19,893	33,221
*Network Equipment Technologies, Inc.	34,316	108,439
*NeuStar, Inc.	26,940	695,321
*Newport Corp.	45,690	663,876
*Newtek Business Services, Inc.	14,356	20,673
*Nextwave Wireless, Inc.	2,353	3,341
NIC, Inc.	37,300	323,764
*Novatel Wireless, Inc.	40,698	426,515
*Novell, Inc.	463,986	2,751,437
*Novellus Systems, Inc.	131,268	3,834,338
*Nu Horizons Electronics Corp.	19,834	138,045
#*Nuance Communications, Inc.	185,466	2,913,671
*NumereX Corp. Class A	9,524	73,906
#*Nvidia Corp.	115,245	1,386,397
O.I. Corp.	3,195	39,906
*Occam Networks, Inc.	45,792	337,487
#*Oclaro, Inc.	17,863	150,228
*OmniVision Technologies, Inc.	68,695	1,863,695
*ON Semiconductor Corp.	263,624	2,021,996
*Online Resources Corp.	36,374	188,417
*Onvia, Inc.	8,196	24,834
*OpenTable, Inc.	7,716	473,377
*Openwave Systems, Inc.	26,800	55,208
*Oplink Communications, Inc.	27,318	477,519
OPNET Technologies, Inc.	27,328	538,635
*Opnext, Inc.	23,303	35,188
*Optical Cable Corp.	2,345	7,551
*Oracle Corp.	457,669	13,455,469
*Orbcomm, Inc.	36,421	85,225
#*OSI Systems, Inc.	23,369	841,284
*Overland Storage, Inc.	1,366	1,776
*PAR Technology Corp.	17,200	107,500
*Parametric Technology Corp.	111,939	2,403,330
Park Electrochemical Corp.	25,096	677,592
*ParkerVision, Inc.	3,828	1,723
#*Paychex, Inc.	32,300	894,710
*PC Connection, Inc.	30,983	260,877
*PC Mall, Inc.	12,475	77,594
*PC-Tel, Inc.	30,780	182,218
*PDF Solutions, Inc.	32,968	133,520
Pegasystems, Inc.	19,981	540,486
*Perceptron, Inc.	5,895	30,890
*Perficient, Inc.	37,255	393,413
*Performance Technologies, Inc.	5,123	10,348
*Pericom Semiconductor Corp.	33,282	313,516

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Pervasive Software, Inc.	16,603	$84,343
*Phoenix Technologies, Ltd.	18,744	77,225
*Photronics, Inc.	67,210	422,079
*Pinnacle Data Systems, Inc.	700	945
*Pixelworks, Inc.	15,200	50,768
*Planar Systems, Inc.	15,355	35,777
Plantronics, Inc.	58,620	2,103,286
*Plexus Corp.	48,766	1,480,048
#*PLX Technology, Inc.	42,610	151,692
*PMC - Sierra, Inc.	213,807	1,644,176
*Polycom, Inc.	96,868	3,272,201
#Power Integrations, Inc.	32,400	1,106,784
*Presstek, Inc.	30,818	57,013
—*Price Communications Liquidation Trust	11,700	—
*Procera Networks, Inc.	2,531	1,493
*Progress Software Corp.	56,941	2,127,885
*PROS Holdings, Inc.	23,133	240,583
QAD, Inc.	34,695	149,535
*QLogic Corp.	112,700	1,980,139
*QUALCOMM, Inc.	136,778	6,172,791
Qualstar Corp.	8,094	13,112
*Quantum Corp.	44,421	150,143
*Quest Software, Inc.	123,231	3,224,955
*QuickLogic Corp.	21,500	127,495
*Rackspace Hosting, Inc.	5,880	146,765
*Radiant Systems, Inc.	42,285	824,980
*RadiSys Corp.	28,903	282,382
*RAE Systems, Inc.	33,068	52,578
*Rainmaker Systems, Inc.	17,083	19,645
*Rambus, Inc.	42,072	831,763
*Ramtron International Corp.	30,073	116,383
*RealNetworks, Inc.	158,586	475,758
*Red Hat, Inc.	67,818	2,865,989
*Reis, Inc.	16,269	112,256
*Relm Wireless Corp.	10,440	21,298
Renaissance Learning, Inc.	23,551	329,007
RF Industries, Ltd.	461	3,001
#*RF Micro Devices, Inc.	271,979	1,982,727
*RF Monolithics, Inc.	3,095	3,745
Richardson Electronics, Ltd.	17,731	191,849
*RightNow Technologies, Inc.	15,098	394,360
*Rimage Corp.	12,713	188,534
*Riverbed Technology, Inc.	27,770	1,597,886
*Rofin-Sinar Technologies, Inc.	38,920	1,087,036
*Rogers Corp.	19,428	691,637
*Rosetta Stone, Inc.	25,290	585,464
#*Rovi Corp.	125,617	6,362,501
#*Rubicon Technology, Inc.	28,891	667,960
*Rudolph Technologies, Inc.	40,052	297,186
*S1 Corp.	107,107	623,363
*Saba Software, Inc.	31,295	186,518
#*SAIC, Inc.	85,309	1,325,702
#*Salesforce.com, Inc.	22,400	2,599,968
*Sandisk Corp.	145,722	5,476,233
#*Sanmina-SCI Corp.	96,853	1,276,523
Sapient Corp.	131,388	1,729,066
#*SAVVIS, Inc.	41,638	998,896
*ScanSource, Inc.	32,236	965,146
*Scientific Learning Corp.	11,264	39,199
*SeaChange International, Inc.	39,019	313,713
*Seagate Technology	61,282	897,781

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Semtech Corp.	73,895	$1,582,092
Servidyne, Inc.	850	2,100
*ShoreTel, Inc.	53,464	334,685
*Sigma Designs, Inc.	36,250	413,612
#*Silicon Graphics International Corp.	35,130	265,934
*Silicon Image, Inc.	97,061	596,925
#*Silicon Laboratories, Inc.	42,100	1,679,790
*Simulations Plus, Inc.	4,400	14,960
*Skyworks Solutions, Inc.	174,423	3,996,031
*Smart Modular Technologies (WWH), Inc.	76,619	566,214
*Smith Micro Software, Inc.	42,647	518,588
Solera Holdings, Inc.	9,596	461,088
#*Sonic Foundry, Inc.	619	8,963
#*Sonic Solutions, Inc.	61,235	732,983
*Sonus Networks, Inc.	350,476	1,089,980
#*Soundbite Communications, Inc.	2,720	7,480
*Sourcefire, Inc.	28,664	676,184
#*Spansion, Inc. Class A	48,578	849,629
*Spark Networks, Inc.	20,148	60,444
*Spectrum Control, Inc.	14,878	227,038
*SRA International, Inc.	54,472	1,089,985
*SRS Labs, Inc.	16,310	144,180
*Stamps.com, Inc.	18,865	301,085
*Standard Microsystems Corp.	28,157	679,710
*StarTek, Inc.	15,481	63,162
#*STEC, Inc.	63,415	989,274
#*Stratasys, Inc.	26,638	834,302
*Stream Global Services, Inc.	4,272	16,063
*SuccessFactors, Inc.	38,233	1,036,879
*Super Micro Computer, Inc.	45,603	507,105
*SuperMedia, Inc.	113	744
*Supertex, Inc.	16,588	389,652
*Support.com, Inc.	65,180	369,571
Sycamore Networks, Inc.	32,534	991,962
*Symantec Corp.	164,032	2,654,038
*Symmetricom, Inc.	51,007	317,774
#*Synaptics, Inc.	36,647	986,904
*Synchronoss Technologies, Inc.	32,953	702,228
*SYNNEX Corp.	42,233	1,226,446
*Synopsys, Inc.	121,378	3,104,849
Syntel, Inc.	16,632	812,640
*Take-Two Interactive Software, Inc.	95,925	1,022,560
*Taleo Corp.	40,803	1,170,638
*Tech Data Corp.	63,197	2,716,839
Technitrol, Inc.	44,041	202,589
*TechTarget, Inc.	47,623	249,545
*TechTeam Global, Inc.	10,326	75,483
*Tekelec	82,899	1,079,345
*TeleCommunication Systems, Inc.	39,975	216,265
*TeleTech Holdings, Inc.	76,589	1,162,621
*Tellabs, Inc.	553,536	3,775,116
*Telular Corp.	12,864	47,597
*Teradata Corp.	25,280	995,021
#*Teradyne, Inc.	179,413	2,016,602
#*Terremark Worldwide, Inc.	66,946	668,791
Tessco Technologies, Inc.	14,125	213,288
*Tessera Technologies, Inc.	60,246	1,188,654
*Texas Instruments, Inc.	137,703	4,071,878
TheStreet.com, Inc.	32,682	100,007
*THQ, Inc.	78,822	315,288
*TIBCO Software, Inc.	201,978	3,882,017

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Tier Technologies, Inc.	20,570	$117,455
#*TiVo, Inc.	7,046	78,492
*TNS, Inc.	11,212	214,598
*Tollgrade Communications, Inc.	9,184	73,013
Total System Services, Inc.	73,406	1,145,868
*Transact Technologies, Inc.	9,543	75,485
*TranSwitch Corp.	1,860	4,129
*Travelzoo, Inc.	9,313	319,902
*Trident Microsystems, Inc.	22,800	42,408
*Trimble Navigation, Ltd.	77,113	2,763,730
*Trio-Tech International	1,787	10,525
*Triquint Semiconductor, Inc.	198,996	2,049,659
*TSR, Inc.	1,503	3,457
*TTM Technologies, Inc.	70,248	736,199
Tyco Electronics, Ltd.	152,500	4,831,200
#*Tyler Technologies, Inc.	41,679	850,668
#*Ultimate Software Group, Inc.	9,456	391,289
*Ultra Clean Holdings, Inc.	28,132	211,834
*Ultratech, Inc.	31,800	582,258
*Unisys Corp.	19,810	456,620
United Online, Inc.	100,531	621,282
#*Universal Display Corp.	20,467	512,494
*UTStarcom, Inc.	103,300	208,666
#*ValueClick, Inc.	104,097	1,432,375
*Varian Semiconductor Equipment Associates, Inc.	30,189	986,275
#*Veeco Instruments, Inc.	43,548	1,822,484
*VeriFone Systems, Inc.	62,553	2,116,168
#*VeriSign, Inc.	39,976	1,389,166
*Vertro, Inc.	3,780	15,914
#*Viasat, Inc.	50,682	2,086,578
*Viasystems Group, Inc.	4,631	72,938
*Vicon Industries, Inc.	3,400	14,212
*Video Display Corp.	10,670	43,854
Virnetx Holding Corp.	21,612	400,903
*Virtusa Corp.	54,146	772,122
*Visa, Inc.	101,315	7,919,794
#*Vishay Intertechnology, Inc.	344,460	3,892,398
#*VistaPrint NV	34,194	1,438,542
#*VMware, Inc. Class A	8,843	676,136
*Vocus, Inc.	12,410	274,882
#*Volterra Semiconductor Corp.	21,622	441,737
#*Wave Systems Corp. Class A	10,400	24,544
Wayside Technology Group, Inc.	4,662	50,956
*Web.com Group, Inc.	30,029	186,180
*WebMD Health Corp.	1,891	98,861
*WebMediaBrands, Inc.	6,600	4,686
*Websense, Inc.	15,896	319,828
*Westell Technologies, Inc.	41,351	121,158
*Western Digital Corp.	125,624	4,022,480
Western Union Co. (The)	62,124	1,093,382
*Winland Electronics, Inc.	400	298
*Wireless Ronin Technologies, Inc.	2,221	3,198
*Wireless Telecom Group, Inc.	14,826	10,334
*WPCS International, Inc.	6,800	22,508
*Wright Express Corp.	42,450	1,600,790
Xerox Corp.	899,054	10,518,932
#*Xilinx, Inc.	41,800	1,120,658
*X-Rite, Inc.	73,410	297,310
*Yahoo!, Inc.	564,582	9,321,249
*Zebra Technologies Corp. Class A	71,014	2,540,881
*Zix Corp.	48,438	188,424

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Zoran Corp.	60,800	$430,464
*Zygo Corp.	17,066	182,606

Total Information Technology		724,211,263

Materials — (4.8%)
A. Schulman, Inc.	35,393	768,028
*A.M. Castle & Co.	28,865	444,521
*AEP Industries, Inc.	8,159	198,835
Air Products & Chemicals, Inc.	24,200	2,056,274
Airgas, Inc.	56,913	4,036,839
*AK Steel Holding Corp.	49,992	629,399
Albemarle Corp.	33,994	1,704,119
*Alcoa, Inc.	449,768	5,905,454
#Allegheny Technologies, Inc.	61,295	3,229,634
#AMCOL International Corp.	38,840	1,077,422
*American Pacific Corp.	6,886	41,454
American Vanguard Corp.	32,106	236,621
AptarGroup, Inc.	69,925	3,138,234
*Arabian American Development Co.	8,237	24,546
Arch Chemicals, Inc.	32,962	1,170,481
Ashland, Inc.	85,486	4,413,642
Balchem Corp.	23,389	714,768
*Ball Corp.	27,527	1,771,638
*Bemis Co., Inc.	133,461	4,238,721
*Boise, Inc.	108,575	787,169
*Brush Engineered Materials, Inc.	25,258	837,303
Buckeye Technologies, Inc.	45,728	825,390
Cabot Corp.	87,111	2,963,516
*Calgon Carbon Corp.	65,033	976,145
*Capital Gold Corp.	47,645	209,162
Carpenter Technology Corp.	56,213	2,004,556
Celanese Corp. Class A	21,200	755,780
#*Century Aluminum Co.	99,960	1,351,459
#*CF Industries Holdings, Inc.	9,244	1,132,667
#*Clearwater Paper Corp.	15,047	1,215,045
*Cliffs Natural Resources, Inc.	60,404	3,938,341
*Coeur d’Alene Mines Corp.	101,718	2,096,408
Commercial Metals Co.	143,352	1,989,726
Compass Minerals International, Inc.	13,558	1,069,319
*Continental Materials Corp.	819	14,615
*Core Molding Technologies, Inc.	5,592	26,786
*Crown Holdings, Inc.	37,000	1,191,030
Cytec Industries, Inc.	61,731	3,056,919
Deltic Timber Corp.	16,443	767,559
#Domtar Corp.	54,112	4,294,328
Dow Chemical Co. (The)	440,886	13,592,515
*E.I. du Pont de Nemours & Co.	96,050	4,541,244
#Eagle Materials, Inc.	56,438	1,324,035
Eastman Chemical Co.	44,796	3,519,622
Ecolab, Inc.	24,544	1,210,510
*Ferro Corp.	110,127	1,510,942
#*Flotek Industries, Inc.	13,047	23,615
FMC Corp.	22,500	1,644,750
*Freeport-McMoRan Copper & Gold, Inc. Class B	76,337	7,227,587
Friedman Industries, Inc.	13,567	91,849
*General Moly, Inc.	90,780	473,872
#*Georgia Gulf Corp.	6,448	130,443
*Globe Specialty Metals, Inc.	95,295	1,480,884
*Graphic Packaging Holding Co.	342,204	1,252,467
Greif, Inc. Class A	31,500	1,850,310
#Greif, Inc. Class B	19,036	1,104,088

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
H.B. Fuller Co.	61,000	$1,259,040
Hawkins, Inc.	12,974	465,767
Haynes International, Inc.	14,845	538,280
*Headwaters, Inc.	71,274	242,332
#*Hecla Mining Co.	244,534	1,684,839
*Horsehead Holding Corp.	49,234	538,128
Huntsman Corp.	304,597	4,218,668
Innophos Holdings, Inc.	33,897	1,244,698
*Innospec, Inc.	29,566	500,552
International Flavors & Fragrances, Inc.	17,200	862,752
*International Paper Co.	388,835	9,829,749
#*Intrepid Potash, Inc.	17,335	595,111
Kaiser Aluminum Corp.	23,531	1,058,660
*KapStone Paper & Packaging Corp.	56,032	717,210
KMG Chemicals, Inc.	13,890	194,321
Koppers Holdings, Inc.	13,519	376,910
*Kronos Worldwide, Inc.	38,090	1,540,740
*Landec Corp.	31,569	198,569
Limoneira Co.	989	20,017
*Louisiana-Pacific Corp.	155,053	1,200,110
*LSB Industries, Inc.	25,899	578,843
Lubrizol Corp.	19,000	1,947,310
#Martin Marietta Materials, Inc.	24,753	1,992,121
*Material Sciences Corp.	8,954	46,203
*MeadWestavco Corp.	237,990	6,123,483
*Mercer International, Inc.	41,839	221,747
#*Metalline Mining Co.	11,100	6,993
Minerals Technologies, Inc.	23,103	1,355,453
#*Mines Management, Inc.	14,333	35,546
*Mod-Pac Corp.	1,165	5,790
*Monsanto Co.	44,557	2,647,577
Mosaic Co. (The)	33,998	2,487,294
Myers Industries, Inc.	41,614	367,452
#Nalco Holding Co.	55,441	1,562,327
*Nanophase Technologies Corp.	3,149	3,338
Neenah Paper, Inc.	19,400	297,790
#NewMarket Corp.	16,011	1,897,624
*Newmont Mining Corp.	139,570	8,495,626
NL Industries, Inc.	60,245	692,215
*Northern Technologies International Corp.	2,624	38,100
Nucor Corp.	133,156	5,089,222
Olin Corp.	91,450	1,828,086
Olympic Steel, Inc.	12,700	284,734
*OM Group, Inc.	36,391	1,210,729
*Omnova Solutions, Inc.	39,941	318,729
*Owens-Illinois, Inc.	29,600	829,688
P.H. Glatfelter Co.	52,757	656,297
Packaging Corp. of America	106,993	2,613,839
*Pactiv Corp.	52,200	1,731,996
*Penford Corp.	22,102	131,286
*PolyOne Corp.	111,475	1,440,257
*PPG Industries, Inc.	32,460	2,489,682
*Praxair, Inc.	27,886	2,547,107
Quaker Chemical Corp.	14,747	537,086
Reliance Steel & Aluminum Co.	92,064	3,852,878
RMX Holdings, Inc.	300	160
*Rock of Ages Corp.	2,695	14,122
Rock-Tenn Co. Class A	48,624	2,764,274
*Rockwood Holdings, Inc.	90,383	3,065,791
Royal Gold, Inc.	53,172	2,632,546
#RPM International, Inc.	144,886	3,000,589

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*RTI International Metals, Inc.	39,450	$1,226,895
#Schnitzer Steel Industries, Inc. Class A	26,321	1,360,532
Schweitzer-Maudoit International, Inc.	22,637	1,452,843
#Scotts Miracle-Gro Co. Class A (The)	25,060	1,338,204
*Sealed Air Corp.	88,400	2,046,460
*Senomyx, Inc.	30,529	152,645
#Sensient Technologies Corp.	63,282	2,044,641
#*Sherwin-Williams Co.	19,100	1,393,727
#*Sigma-Aldrich Corp.	21,678	1,374,819
Silgan Holdings, Inc.	32,796	1,106,865
*Solitario Exploration & Royalty Corp.	2,615	5,805
*Solutia, Inc.	120,981	2,190,966
Sonoco Products Co.	99,240	3,324,540
Southern Copper Corp.	72,950	3,122,260
*Spartech Corp.	38,500	325,710
Steel Dynamics, Inc.	233,459	3,389,825
#Stepan Co.	12,776	861,613
#*Stillwater Mining Co.	113,671	2,023,344
Synalloy Corp.	11,860	111,128
Temple-Inland, Inc.	138,078	2,860,976
#Texas Industries, Inc.	33,937	1,159,627
*Titanium Metals Corp.	221,660	4,357,836
*U.S. Gold Corp.	148,372	775,986
*United States Lime & Minerals, Inc.	7,809	316,264
#*United States Steel Corp.	69,314	2,965,946
*Universal Stainless & Alloy Products, Inc.	7,907	228,829
#Valhi, Inc.	43,304	873,875
Valspar Corp.	124,718	4,003,448
*Verso Paper Corp.	37,297	136,507
#*Vulcan Materials Co.	69,800	2,548,398
Walter Energy, Inc.	11,800	1,037,928
*Wausau Paper Corp.	62,069	523,862
#Westlake Chemical Corp.	89,708	2,867,068
*Weyerhaeuser Co.	432,571	7,016,302
#Worthington Industries, Inc.	91,654	1,411,472
*WR Grace & Co.	38,046	1,219,755
*Zagg, Inc.	1,674	13,894
Zep, Inc.	26,640	483,250
*Zoltek Cos., Inc.	41,791	401,194

Total Materials		267,466,208

Other — (0.0%)
—*Avigen, Inc. Escrow Shares	14,351	—
—*Concord Camera Corp. Escrow Shares	2,339	—
—*MAIR Holdings, Inc. Escrow Shares	400	—
—#*Pelican Financial, Inc. Escrow Shares	100	—
—*Softbrands, Inc. Escrow Shares	14,700	—
—*Voyager Learning Co. Escrow Shares	7,226	—

Total Other		—

Telecommunication Services — (2.9%)
*AboveNet, Inc.	31,995	1,820,196
#Alaska Communications Systems Group, Inc.	41,656	417,810
*American Tower Corp.	39,600	2,043,756
*Arbinet Corp.	4,943	33,118
*AT&T, Inc.	2,480,137	70,683,904
Atlantic Tele-Network, Inc.	19,422	820,774
*Cbeyond, Inc.	31,681	429,278
#*CenturyLink, Inc.	125,761	5,203,990
*Cincinnati Bell, Inc.	174,030	426,373
*Cogent Communications Group, Inc.	47,793	518,554

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
Consolidated Communications Holdings, Inc.	35,987	$666,479
*Crown Castle International Corp.	29,691	1,280,276
#*FiberTower Corp.	51,716	232,722
*Frontier Communications Corp.	391,022	3,433,173
*General Communications, Inc. Class A	63,716	665,832
#*Global Crossing, Ltd.	30,344	412,678
HickoryTech Corp.	15,172	138,065
*ICO Global Communications (Holdings), Ltd.	12,527	18,164
*IDT Corp.	3,556	41,107
*IDT Corp. Class B	20,811	305,505
*Iridium Communications, Inc.	31,613	260,807
*Leap Wireless International, Inc.	33,781	385,441
#*MetroPCS Communications, Inc.	296,305	3,084,535
*Neutral Tandem, Inc.	10,600	154,972
*NII Holdings, Inc.	104,150	4,354,512
NTELOS Holdings Corp.	40,039	727,509
*PAETEC Holding Corp.	167,568	707,137
*Premiere Global Services, Inc.	87,044	594,511
Qwest Communications International, Inc.	301,200	1,987,920
#*SBA Communications Corp.	23,603	926,654
Shenandoah Telecommunications Co.	28,815	525,874
*Sprint Nextel Corp.	1,231,391	5,073,331
*SureWest Communications	15,394	123,152
*Syniverse Holdings, Inc.	82,900	2,527,621
Telephone & Data Systems, Inc.	57,493	2,002,481
Telephone & Data Systems, Inc. Special Shares	55,500	1,655,565
*tw telecom, Inc.	100,043	1,840,791
*United States Cellular Corp.	38,912	1,807,852
USA Mobility, Inc.	29,804	501,601
*Verizon Communications, Inc.	1,203,470	39,076,671
Warwick Valley Telephone Co.	6,141	87,816
#Windstream Corp.	176,286	2,231,781
*Xeta Corp.	10,731	39,061

Total Telecommunication Services		160,269,349

Utilities — (2.2%)
*AES Corp.	404,919	4,834,733
AGL Resources, Inc.	41,292	1,621,124
Allegheny Energy, Inc.	23,700	549,840
ALLETE, Inc.	29,959	1,089,908
Alliant Energy Corp.	21,300	778,089
*Ameren Corp.	44,234	1,281,901
*American Electric Power Co., Inc.	52,374	1,960,883
American States Water Co.	16,084	600,737
American Water Works Co., Inc.	13,494	322,237
#Aqua America, Inc.	71,488	1,539,137
Artesian Resources Corp.	5,797	110,607
Atmos Energy Corp.	48,322	1,423,083
Avista Corp.	48,494	1,059,109
Black Hills Corp.	33,266	1,059,189
#*Cadiz, Inc.	6,847	74,427
California Water Service Group	27,588	1,030,136
*Calpine Corp.	337,143	4,214,287
*CenterPoint Energy, Inc.	71,966	1,191,757
Central Vermont Public Service Corp.	17,186	347,501
CH Energy Group, Inc.	21,595	981,493
Chesapeake Utilities Corp.	9,080	333,145
Cleco Corp.	35,169	1,099,735
#*CMS Energy Corp.	82,500	1,516,350
Connecticut Water Services, Inc.	10,390	253,620
*Consolidated Edison, Inc.	34,814	1,730,952

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Consolidated Water Co., Ltd.	2,847	$29,125
Constellation Energy Group, Inc.	27,541	832,840
Delta Natural Gas Co., Inc.	2,564	78,638
*Dominion Resources, Inc.	65,537	2,848,238
DPL, Inc.	38,994	1,017,743
DTE Energy Co.	32,310	1,510,816
*Duke Energy Corp.	144,834	2,637,427
#*Dynegy, Inc.	54,620	253,437
Edison International, Inc.	34,479	1,272,275
*El Paso Electric Co.	38,160	938,736
Empire District Electric Co.	34,452	724,870
Energen Corp.	21,969	980,696
*Entergy Corp.	20,564	1,532,635
*EQT Corp.	25,349	949,067
*Exelon Corp.	45,662	1,863,923
#*FirstEnergy Corp.	33,315	1,210,001
Gas Natural, Inc.	4,425	50,002
Great Plains Energy, Inc.	70,603	1,343,575
Hawaiian Electric Industries, Inc.	49,629	1,118,638
IDACORP, Inc.	30,000	1,104,000
#*Integrys Energy Group, Inc.	26,309	1,399,376
ITC Holdings Corp.	26,050	1,630,990
Laclede Group, Inc.	18,377	645,216
Maine & Maritimes Corp.	2,444	109,369
MDU Resources Group, Inc.	37,702	751,401
MGE Energy, Inc.	19,061	772,924
Middlesex Water Co.	17,520	312,907
*Mirant Corp.	190,265	2,018,712
National Fuel Gas Co.	16,904	932,763
New Jersey Resources Corp.	33,778	1,367,671
*NextEra Energy, Inc.	43,021	2,367,876
#Nicor, Inc.	24,052	1,145,597
#*NiSource, Inc.	54,100	936,471
*Northeast Utilities, Inc.	30,389	950,568
Northwest Natural Gas Co.	23,259	1,146,436
NorthWestern Corp.	30,653	912,540
*NRG Energy, Inc.	214,777	4,276,210
NSTAR	36,869	1,537,806
NV Energy, Inc.	120,348	1,643,954
OGE Energy Corp.	36,086	1,593,558
*Oneok, Inc.	19,029	948,025
#Ormat Technologies, Inc.	54,284	1,547,637
#Otter Tail Corp.	29,854	612,604
Pennichuck Corp.	4,414	106,024
Pepco Holdings, Inc.	42,692	822,248
PG&E Corp.	40,649	1,943,835
#Piedmont Natural Gas Co.	38,216	1,126,990
*Pinnacle West Capital Corp.	20,700	852,012
PNM Resources, Inc.	75,982	895,828
Portland General Electric Co.	63,834	1,334,131
PPL Corp.	47,370	1,274,253
*Progress Energy, Inc.	30,479	1,371,555
*Public Service Enterprise Group, Inc.	221,874	7,177,624
Questar Corp.	131,739	2,235,611
RGC Resources, Inc.	1,471	45,616
*RRI Energy, Inc.	439,660	1,653,122
SCANA Corp.	18,988	775,470
#Sempra Energy	26,800	1,433,264
SJW Corp.	23,612	571,410
#South Jersey Industries, Inc.	25,579	1,288,158
*Southern Co.	88,731	3,360,243

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Southwest Gas Corp.	39,783	$1,382,857
*TECO Energy, Inc.	49,034	862,508
UGI Corp.	49,258	1,482,173
UIL Holdings Corp.	25,080	726,317
Unisource Energy Corp.	31,816	1,115,787
Unitil Corp.	12,852	279,145
Vectren Corp.	42,084	1,152,260
Westar Energy, Inc.	55,820	1,412,246
WGL Holdings, Inc.	26,232	1,011,244
*Wisconsin Energy Corp.	18,459	1,099,049
Xcel Energy, Inc.	67,832	1,618,472
York Water Co.	10,807	171,075

Total Utilities		123,441,800

TOTAL COMMON STOCKS		4,977,467,493

RIGHTS/WARRANTS — (0.0%)
—*Avalon Contingent Value Rights	7,847	—
*Caliper Life Sciences, Inc. Warrants 08/10/11	359	30
*Celgene Corp. Contingent Value Rights	19,083	92,553
—*Contra Pharmacopeia Contingent Value Rights	12,586	—
—*Emergent Biosolutions, Inc. Contingent Value Rights	4,801	—
—Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights	20,816	—
—#*Pacific Capital Bancorp Rights	438,060	192,746
—*U.S. Concrete, Inc. Warrants A 08/31/17	813	—
—*U.S. Concrete, Inc. Warrants B 08/31/17	813	—
*Valley National Bancorp Warrants 06/30/15	398	1,003

TOTAL RIGHTS/WARRANTS		286,332

TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	22,248,086	22,248,086

	Shares/ Face Amount (000)
SECURITIES LENDING COLLATERAL — (10.0%)
§@DFA Short Term Investment Fund	555,577,546	555,577,546
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.23%, 11/01/10 (Collateralized by $2,603,638 FNMA 3.500%, 10/01/20, valued at $2,723,932) to be repurchased at $2,644,645	$2,645	2,644,594

TOTAL SECURITIES LENDING COLLATERAL		558,222,140

TOTAL INVESTMENTS — (100.0%) (Cost $5,452,268,054)		$5,558,224,051

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value†
COMMON STOCKS — (88.9%)
Consumer Discretionary — (13.9%)
*1-800-FLOWERS.COM, Inc.	21,944	$39,499
*4Kids Entertainment, Inc.	8,373	4,856
*99 Cents Only Stores	53,912	831,323
#Aaron’s, Inc.	46,552	877,971
Aaron’s, Inc. Class A	3,229	60,334
*Abercrombie & Fitch Co.	23,045	987,709
*AC Moore Arts & Crafts, Inc.	15,902	35,779
Acme United Corp.	1,921	18,826
Advance Auto Parts, Inc.	5,300	344,394
*Aeropostale, Inc.	8,400	204,792
*AFC Enterprises, Inc.	10,308	131,015
*AH Belo Corp.	16,180	117,629
*Aldila, Inc.	3,550	15,087
*All American Group, Inc.	1,300	195
*Alloy, Inc.	12,150	118,462
Ambassadors Group, Inc.	14,553	161,393
Amcon Distributing Co.	400	27,660
*American Apparel, Inc.	42,938	41,650
*American Axle & Manufacturing Holdings, Inc.	19,916	183,626
*American Biltrite, Inc.	1,151	3,798
American Eagle Outfitters, Inc.	7,818	125,166
#American Greetings Corp. Class A	21,500	416,455
#*American Public Education, Inc.	3,570	99,817
*America’s Car-Mart, Inc.	10,824	288,676
*Amerigon, Inc.	5,327	57,425
#Ameristar Casinos, Inc.	34,921	624,387
*AnnTaylor Stores Corp.	43,589	1,015,624
#Arbitron, Inc.	5,000	126,600
*Arctic Cat, Inc.	10,990	146,277
Ark Restaurants Corp.	2,675	39,055
*Asbury Automotive Group, Inc.	25,679	370,291
*Ascent Media Corp.	11,605	316,120
*Audiovox Corp. Class A	17,793	115,299
*AutoNation, Inc.	60,649	1,408,270
*Bakers Footwear Group, Inc.	2,000	1,980
*Ballantyne Strong, Inc.	9,603	80,857
*Bally Technologies, Inc.	4,600	165,968
#Barnes & Noble, Inc.	32,818	491,614
*Bassett Furniture Industries, Inc.	7,312	34,659
*Beasley Broadcast Group, Inc.	6,377	27,867
#*Beazer Homes USA, Inc.	51,900	210,714
bebe stores, Inc.	66,325	435,092
*Bed Bath & Beyond, Inc.	4,900	215,110
*Belo Corp.	71,988	416,811
*Benihana, Inc.	3,218	26,951
*Benihana, Inc. Class A	4,843	40,826
*Best Buy Co., Inc.	11,191	480,989
Big 5 Sporting Goods Corp.	22,333	301,942
*Big Lots, Inc.	16,633	521,777
*Biglari Holdings, Inc.	1,773	591,100
#*BJ’s Restaurants, Inc.	29,200	967,980
*Blockbuster, Inc. Class B	15,945	383
#*Blue Nile, Inc.	1,646	70,120
*Bluegreen Corp.	32,000	103,360
Blyth, Inc.	7,970	319,756
Bob Evans Farms, Inc.	26,000	746,200
*Bon-Ton Stores, Inc. (The)	14,449	165,875
#Books-A-Million, Inc.	13,630	86,550

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Borders Group, Inc.	28,683	$34,993
#*BorgWarner, Inc.	12,561	704,798
Bowl America, Inc. Class A	2,752	34,950
#*Boyd Gaming Corp.	77,500	644,025
Brinker International, Inc.	14,698	272,501
*Brookfield Homes Corp.	23,892	199,259
Brown Shoe Co., Inc.	38,486	452,210
#Brunswick Corp.	117,785	1,863,359
#Buckle, Inc.	11,925	346,898
*Buffalo Wild Wings, Inc.	4,500	211,635
*Build-A-Bear-Workshop, Inc.	17,452	122,688
#*Cabela’s, Inc.	76,421	1,416,845
*Cache, Inc.	11,200	55,888
*California Pizza Kitchen, Inc.	19,630	324,091
#Callaway Golf Co.	76,853	528,749
*Cambium Learning Group, Inc.	32,338	99,924
*Canterbury Park Holding Corp.	4,963	41,516
#*Capella Education Co.	3,104	170,192
*Career Education Corp.	10,713	187,906
*Caribou Coffee Co., Inc.	9,570	101,538
*CarMax, Inc.	26,062	807,661
*Carmike Cinemas, Inc.	9,159	73,364
*Carnival Corp.	41,983	1,812,406
*Carriage Services, Inc.	14,539	76,330
*Carrols Restaurant Group, Inc.	10,700	72,332
*Carter’s, Inc.	17,393	433,086
*Casual Male Retail Group, Inc.	38,057	167,831
Cato Corp. Class A	23,720	627,394
*Cavco Industries, Inc.	6,611	209,503
CBS Corp.	5,655	96,135
CBS Corp. Class B	210,809	3,568,996
*CEC Entertainment, Inc.	11,700	388,440
*Charles & Colvard, Ltd.	13,303	29,799
*Charming Shoppes, Inc.	103,080	359,749
#*Cheesecake Factory, Inc.	30,719	894,537
Cherokee, Inc.	3,009	55,606
Chico’s FAS, Inc.	16,994	165,182
*Children’s Place Retail Stores, Inc. (The)	20,289	893,933
*Chipotle Mexican Grill, Inc.	3,000	630,630
#Choice Hotels International, Inc.	5,100	193,953
Christopher & Banks Corp.	31,300	186,548
*Chromcraft Revington, Inc.	2,820	5,443
#Churchill Downs, Inc.	13,844	501,568
Cinemark Holdings, Inc.	68,224	1,197,331
*Citi Trends, Inc.	10,740	225,325
*CKX, Inc.	21,709	88,573
*Clear Channel Outdoor Holdings, Inc.	24,063	285,868
*Coast Distribution System, Inc.	1,632	6,185
*Cobra Electronics Corp.	400	844
#*Coinstar, Inc.	13,400	771,572
*Coldwater Creek, Inc.	45,454	153,180
#*Collective Brands, Inc.	47,314	725,324
Collectors Universe, Inc.	4,583	77,728
#Columbia Sportswear Co.	20,847	1,089,256
*Comcast Corp. Class A	298,194	6,136,833
Comcast Corp. Special Class A	100,809	1,948,638
#*Conn’s, Inc.	20,368	89,619
Cooper Tire & Rubber Co.	41,211	808,148
*Core-Mark Holding Co., Inc.	11,528	380,424
#*Corinthian Colleges, Inc.	28,265	147,543
*Cost Plus, Inc.	19,626	101,270

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
CPI Corp.	2,300	$56,718
Cracker Barrel Old Country Store, Inc.	4,697	253,121
*Craftmade International, Inc.	1,843	10,210
*Crocs, Inc.	74,500	1,037,785
#*Crown Media Holdings, Inc.	19,905	58,123
CSS Industries, Inc.	4,800	80,304
*Culp, Inc.	7,648	77,551
*Cumulus Media, Inc.	5,859	17,929
*Cybex International, Inc.	2,804	4,080
*Cycle Country Accessories Corp.	2,700	898
*Dana Holding Corp.	69,075	977,411
*Darden Restaurants, Inc.	5,017	229,327
*Deckers Outdoor Corp.	6,000	348,600
*dELiA*s, Inc.	18,616	30,344
*Delta Apparel, Inc.	12,525	161,823
*Destination Maternity Corp.	3,624	132,385
*DeVry, Inc.	9,500	454,670
*DGSE Cos., Inc.	1,200	4,860
#*Dick’s Sporting Goods, Inc.	23,794	685,743
#Dillard’s, Inc.	62,205	1,586,850
*DineEquity, Inc.	14,400	640,080
*DIRECTV Class A	44,010	1,912,675
#*Discovery Communications, Inc. (25470F104)	13,067	582,919
*Discovery Communications, Inc. (25470F203)	1,300	58,572
*Discovery Communications, Inc. (25470F302)	21,273	826,669
*Dixie Group, Inc.	5,236	19,007
*Dolan Media Co.	24,276	259,753
*Dollar Tree, Inc.	9,300	477,183
*Domino’s Pizza, Inc.	13,600	201,824
*Dorman Products, Inc.	16,192	590,846
Dover Downs Gaming & Entertainment, Inc.	15,417	53,651
*DR Horton, Inc.	108,718	1,135,016
#*DreamWorks Animation SKG, Inc.	9,579	338,139
*Dress Barn, Inc. (The)	35,291	809,576
*Drew Industries, Inc.	18,313	385,855
#*drugstore.com, Inc.	42,870	68,592
#*DSW, Inc.	9,540	317,396
#*Eastman Kodak Co.	181,098	852,972
*EDCI Holdings, Inc.	2,070	7,059
Educational Development Corp.	2,987	19,445
*Einstein Noah Restaurant Group, Inc.	8,696	96,178
Emerson Radio Corp.	21,302	43,669
*Emmis Communications Corp. Class A	5,300	4,553
*Empire Resorts, Inc.	7,700	6,622
*Entercom Communications Corp.	21,400	178,690
*Entravision Communications Corp.	35,900	76,108
*EnviroStar, Inc.	1,100	1,133
*Escalade, Inc.	7,196	32,382
#Ethan Allen Interiors, Inc.	25,200	382,284
*Ever-Glory International Group, Inc.	2,000	4,680
*EW Scripps Co. Class A (The)	40,300	352,222
*Exide Technologies	49,110	289,258
*Expedia, Inc.	28,900	836,655
Family Dollar Stores, Inc.	13,400	618,678
*Famous Dave’s of America, Inc.	6,268	59,797
*Federal-Mogul Corp.	32,837	651,158
Finish Line, Inc. Class A	43,139	660,027
*Fisher Communications, Inc.	7,173	131,122
*Flanigan’s Enterprises, Inc.	300	2,061
Flexsteel Industries, Inc.	4,090	61,841
Foot Locker, Inc.	105,891	1,686,844

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Ford Motor Co.	86,858	$1,227,304
#*Fortune Brands, Inc.	31,053	1,678,415
*Fossil, Inc.	16,451	970,444
*Frederick’s of Hollywood Group, Inc.	3,900	3,354
Fred’s, Inc.	36,447	436,635
Frisch’s Restaurants, Inc.	5,689	125,727
*Fuel Systems Solutions, Inc.	5,000	204,900
*Full House Resorts, Inc.	13,958	48,853
*Furniture Brands International, Inc.	43,300	216,933
Gaiam, Inc.	15,594	110,094
#*GameStop Corp. Class A	78,807	1,549,346
*GameTech International, Inc.	2,168	627
Gaming Partners International Corp.	9,358	50,533
Gannett Co., Inc.	47,600	564,060
*Gap, Inc.	20,700	393,507
#Garmin, Ltd.	5,054	165,973
*Gaylord Entertainment Co.	39,042	1,301,660
*Genesco, Inc.	17,561	575,298
Gentex Corp.	13,836	276,443
Genuine Parts Co.	11,532	551,922
*G-III Apparel Group, Ltd.	14,980	395,472
*Global Traffic Network, Inc.	11,114	70,796
*Golfsmith International Holdings, Inc.	4,562	14,598
*Goodyear Tire & Rubber Co.	21,200	216,664
*Gray Television, Inc.	27,923	54,450
*Gray Television, Inc. Class A	2,300	4,393
*Great Wolf Resorts, Inc.	17,335	40,911
#*Group 1 Automotive, Inc.	21,500	758,090
#Guess?, Inc.	2,500	97,300
*Gymboree Corp.	15,000	975,900
H&R Block, Inc.	8,000	94,320
*Hallwood Group, Inc.	808	26,818
*Hampshire Group, Ltd.	1,868	7,472
*Hanesbrands, Inc.	7,900	195,920
#Harley-Davidson, Inc.	25,800	791,544
*Harman International Industries, Inc.	12,590	422,394
*Harris Interactive, Inc.	4,286	3,900
Harte-Hanks, Inc.	51,154	617,940
#*Hasbro, Inc.	9,200	425,500
*Hastings Entertainment, Inc.	1,695	11,255
Haverty Furniture Cos., Inc.	16,274	173,969
Haverty Furniture Cos., Inc. Class A	1,796	19,217
*Heelys, Inc.	7,950	21,306
*Helen of Troy, Ltd.	27,199	697,654
#*hhgregg, Inc.	4,800	110,592
*Hibbett Sporting Goods, Inc.	6,351	171,159
#Hillenbrand, Inc.	9,800	210,602
*Hollywood Media Corp.	16,786	21,318
*Home Depot, Inc.	50,884	1,571,298
Hooker Furniture Corp.	10,174	107,539
Hot Topic, Inc.	33,943	194,493
#*Hovnanian Enterprises, Inc.	41,900	149,164
*HSN, Inc.	21,596	646,584
*Iconix Brand Group, Inc.	66,246	1,159,305
*Image Entertainment, Inc.	3,900	702
*Infosonics Corp.	4,100	3,546
International Speedway Corp.	23,100	527,604
*Interpublic Group of Cos., Inc. (The)	44,149	456,942
*Interval Leisure Group, Inc.	20,847	299,154
*iRobot Corp.	17,538	366,193
*Isle of Capri Casinos, Inc.	24,634	198,057

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*ITT Educational Services, Inc.	800	$51,624
*J. Alexander’s Corp.	10,300	45,732
#*J. Crew Group, Inc.	5,300	169,547
#*J.C. Penney Co., Inc.	88,450	2,757,871
*Jack in the Box, Inc.	16,505	382,256
*Jackson Hewitt Tax Service, Inc.	7,600	7,524
*Jaclyn, Inc.	400	2,180
#*JAKKS Pacific, Inc.	7,200	135,720
Jarden Corp.	79,170	2,538,190
*Jennifer Convertibles, Inc.	400	13
*Jo-Ann Stores, Inc.	20,505	886,841
Johnson Controls, Inc.	34,525	1,212,518
*Johnson Outdoors, Inc. Class A	14,083	201,105
Jones Group, Inc. (The)	77,200	1,116,312
*Jos. A. Bank Clothiers, Inc.	19,837	864,893
*Journal Communications, Inc.	38,100	175,641
*K12, Inc.	1,700	47,447
#KB Home	43,407	456,208
*Kenneth Cole Productions, Inc. Class A	9,000	121,050
*Kid Brands, Inc.	33,488	326,843
*Kirkland’s, Inc.	4,800	64,560
*Knology, Inc.	12,439	180,987
*Kohl’s Corp.	10,100	517,120
*Kona Grill, Inc.	5,667	18,984
Koss Corp.	3,667	20,205
*Krispy Kreme Doughnuts, Inc.	22,310	124,936
KSW, Inc.	3,180	10,081
*K-Swiss, Inc. Class A	32,483	394,993
Lacrosse Footwear, Inc.	5,930	85,570
*Lakeland Industries, Inc.	4,621	45,009
*Lakes Entertainment, Inc.	9,741	22,794
#*Lamar Advertising Co. Class A	10,244	348,194
#*Las Vegas Sands Corp.	19,359	888,191
*Lazare Kaplan International, Inc.	4,000	8,000
*La-Z-Boy, Inc.	44,400	344,988
*Leapfrog Enterprises, Inc.	33,413	186,779
*Lear Corp.	1,098	97,063
Learning Tree International, Inc.	10,875	105,488
*Lee Enterprises, Inc.	31,300	57,592
#Leggett & Platt, Inc.	28,867	588,309
#*Lennar Corp. Class A	127,643	1,852,100
Lennar Corp. Class B Voting	17,021	202,890
*Libbey, Inc.	5,500	73,095
#*Liberty Global, Inc. Class A	12,561	474,680
*Liberty Global, Inc. Class B	31	1,195
#*Liberty Global, Inc. Class C	12,326	446,078
*Liberty Media Corp. Capital Class A	92,738	5,336,145
*Liberty Media Corp. Capital Class B	460	26,496
*Liberty Media Corp. Interactive Class A	272,051	4,015,473
*Liberty Media Corp. Interactive Class B	3,602	53,778
*Liberty Media-Starz Corp. Series A	11,502	753,611
*Liberty Media-Starz Corp. Series B	311	20,526
#*Life Time Fitness, Inc.	33,806	1,221,411
*Lifetime Brands, Inc.	10,969	140,842
*Limited Brands, Inc.	15,500	455,545
*LIN TV Corp. Class A	6,800	28,288
*Lincoln Educational Services Corp.	14,831	184,794
#Lithia Motors, Inc.	16,328	177,975
#*Live Nation Entertainment, Inc.	105,127	997,655
#*Liz Claiborne, Inc.	38,467	235,418
*LKQ Corp.	32,049	696,745

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*LodgeNet Interactive Corp.	5,000	$12,750
*Lowe’s Cos., Inc.	101,605	2,167,235
*Luby’s, Inc.	26,961	136,692
#*Lumber Liquidators Holdings, Inc.	3,889	93,647
*M/I Homes, Inc.	21,500	227,470
Mac-Gray Corp.	11,969	145,423
Macy’s, Inc.	76,588	1,810,540
*Madison Square Garden, Inc.	1,247	25,925
*Maidenform Brands, Inc.	20,336	544,191
Marcus Corp.	18,935	242,747
*Marine Products Corp.	25,499	158,349
*MarineMax, Inc.	20,136	150,617
#*Martha Stewart Living Omnimedia Class A	22,705	98,994
*Mattel, Inc.	14,400	335,952
#Matthews International Corp. Class A	8,007	264,391
*MAXXAM, Inc.	1	700
*McClatchy Co. (The)	54,400	150,144
*McCormick & Schmick’s Seafood Restaurants, Inc.	11,670	104,213
*McDonald’s Corp.	13,800	1,073,226
#MDC Holdings, Inc.	33,600	865,200
*Media General, Inc.	18,300	100,833
*Mediacom Communications Corp. Class A	31,857	219,813
Men’s Wearhouse, Inc. (The)	41,107	1,004,655
#*Meredith Corp.	24,034	815,954
*Meritage Homes Corp.	25,680	470,201
#*MGM Resorts International	197,394	2,157,516
*Midas, Inc.	4,649	34,217
*Modine Manufacturing Co.	42,300	571,896
*Mohawk Industries, Inc.	45,490	2,608,397
*Monarch Casino & Resort, Inc.	14,718	169,993
#Monro Muffler Brake, Inc.	13,808	659,194
*Morgans Hotel Group Co.	20,419	164,781
#*Morningstar, Inc.	3,172	154,857
*Morton’s Restaurant Group, Inc.	12,138	67,973
*Motorcar Parts of America, Inc.	10,398	105,124
*Movado Group, Inc.	19,263	216,516
*MTR Gaming Group, Inc.	23,289	44,948
*Multimedia Games, Inc.	19,081	74,798
*Nathan’s Famous, Inc.	3,825	61,315
National CineMedia, Inc.	11,088	205,350
National Presto Industries, Inc.	3,670	410,783
*Nautilus, Inc.	13,364	19,779
*Navarre Corp.	22,828	54,559
#*Netflix, Inc.	12,300	2,134,050
*Nevada Gold & Casinos, Inc.	1,000	1,040
*New Frontier Media, Inc.	11,506	20,020
*New York & Co., Inc.	53,080	165,610
*New York Times Co. Class A (The)	52,679	404,048
*Newell Rubbermaid, Inc.	18,588	328,078
*News Corp. Class A	170,658	2,467,715
News Corp. Class B	40,400	649,632
#*Nexstar Broadcasting Group, Inc.	200	1,132
*NIKE, Inc. Class B	1,200	97,728
*Nobel Learning Communities, Inc.	6,691	44,897
*Nobility Homes, Inc.	2,093	19,842
*Nordstrom, Inc.	3,500	134,785
#Nutri/System, Inc.	8,097	154,815
#*NVR, Inc.	1,000	627,410
*O’Charley’s, Inc.	18,200	136,500
*Office Depot, Inc.	207,085	929,812
*OfficeMax, Inc.	31,000	548,700

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Omnicom Group, Inc.	4,644	$204,150
*Orbitz Worldwide, Inc.	51,334	349,071
*O’Reilly Automotive, Inc.	26,013	1,521,760
#*Orient-Express Hotels, Ltd.	62,586	792,339
*Orleans Homebuilders, Inc.	11,153	781
*Outdoor Channel Holdings, Inc.	24,237	127,971
*Overstock.com, Inc.	8,272	110,928
Oxford Industries, Inc.	13,900	320,117
*P & F Industries, Inc. Class A	1,046	2,228
#P.F. Chang’s China Bistro, Inc.	8,939	410,479
#*Pacific Sunwear of California, Inc.	59,200	352,832
*Palm Harbor Homes, Inc.	17,003	21,934
*Panera Bread Co.	6,000	537,060
*Papa John’s International, Inc.	6,187	159,810
#*Peet’s Coffee & Tea, Inc.	9,514	363,910
*Penn National Gaming, Inc.	22,338	742,962
#*Penske Automotive Group, Inc.	54,830	737,464
Pep Boys - Manny, Moe & Jack (The)	49,824	582,443
*Perry Ellis International, Inc.	15,409	346,394
PetMed Express, Inc.	14,800	228,660
PetSmart, Inc.	14,736	551,568
Phillips-Van Heusen Corp.	17,250	1,058,115
*Phoenix Footwear Group, Inc.	3,900	1,420
*Pier 1 Imports, Inc.	68,065	590,804
*Pinnacle Entertainment, Inc.	39,000	499,200
*Playboy Enterprises, Inc. Class A	1,600	8,168
*Playboy Enterprises, Inc. Class B	21,800	105,730
*Point.360	2,600	3,198
Polaris Industries, Inc.	32,000	2,274,880
Polo Ralph Lauren Corp.	3,357	325,226
Pool Corp.	6,469	130,286
#*Pre-Paid Legal Services, Inc.	2,600	156,468
#*Priceline.com, Inc.	1,900	715,939
Primedia, Inc.	40,440	148,415
*Princeton Review, Inc.	17,667	28,091
*Pulte Group, Inc.	96,956	761,105
*Q.E.P. Co., Inc.	1,500	18,300
*Quiksilver, Inc.	50,901	212,257
#*Radio One, Inc.	35,315	40,965
*RadioShack Corp.	6,200	124,806
#*Raser Technologies, Inc.	12,700	2,398
*RC2 Corp.	19,662	414,868
*Reading International, Inc. Class A	11,759	56,208
*Red Lion Hotels Corp.	10,100	79,487
*Red Robin Gourmet Burgers, Inc.	16,700	339,010
Regal Entertainment Group	10,576	142,776
#Regis Corp.	52,611	1,075,895
#Rent-A-Center, Inc.	48,322	1,214,815
*Rentrak Corp.	5,202	141,234
*Retail Ventures, Inc.	44,020	598,232
RG Barry Corp.	18,234	188,540
*Rick’s Cabaret International, Inc.	7,469	56,690
*Rockford Corp.	3,495	4,544
*Rocky Brands, Inc.	5,900	54,103
*Ross Stores, Inc.	5,908	348,513
#*Royal Caribbean Cruises, Ltd.	98,862	3,909,003
#*Ruby Tuesday, Inc.	58,277	705,152
*Ruth’s Hospitality Group, Inc.	20,443	93,220
Ryland Group, Inc. (The)	42,610	638,298
#*Saks, Inc.	127,300	1,418,122
*Salem Communications Corp.	13,228	42,462

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Sally Beauty Holdings, Inc.	16,838	$204,918
Scholastic Corp.	25,476	750,268
*Scientific Games Corp.	2,900	22,910
*Scripps Networks Interactive, Inc.	5,300	269,717
*Sealy Corp.	30,900	81,267
#*Sears Holdings Corp.	40,481	2,913,822
#*Select Comfort Corp.	14,500	120,495
Service Corp. International	268,060	2,219,537
*Shiloh Industries, Inc.	12,510	126,101
*Shoe Carnival, Inc.	12,351	282,838
*Shuffle Master, Inc.	49,179	462,774
*Shutterfly, Inc.	17,563	528,646
*Signet Jewelers, Ltd. ADR	23,250	817,935
*Silverleaf Resorts, Inc.	8,070	8,393
*Sinclair Broadcast Group, Inc. Class A	41,600	332,384
#*Skechers U.S.A., Inc. Class A	36,903	717,394
Skyline Corp.	8,700	155,121
#*Smith & Wesson Holding Corp.	48,649	182,434
*Snap-On, Inc.	25,128	1,281,528
Sonesta International Hotels Corp. Class A	1,000	16,920
#*Sonic Automotive, Inc.	43,000	469,560
*Sonic Corp.	13,343	118,486
Sotheby’s Class A	14,866	651,725
Spartan Motors, Inc.	28,969	147,163
Speedway Motorsports, Inc.	47,584	728,035
*Sport Chalet, Inc. Class A	5,273	11,021
Stage Stores, Inc.	35,337	471,042
Standard Motor Products, Inc.	20,633	219,329
#*Standard Pacific Corp.	91,149	330,871
*Stanley Black & Decker, Inc.	10,807	669,710
*Stanley Furniture, Inc.	8,465	32,675
Staples, Inc.	21,744	445,100
*Starwood Hotels & Resorts Worldwide, Inc.	8,600	465,604
*Stein Mart, Inc.	19,920	187,049
*Steiner Leisure, Ltd.	5,033	195,129
*Steinway Musical Instruments, Inc.	10,477	178,214
*Steven Madden, Ltd.	18,088	765,122
#Stewart Enterprises, Inc.	74,643	415,015
*Stoneridge, Inc.	19,624	215,864
*Strattec Security Corp.	4,591	140,531
#Strayer Education, Inc.	1,326	185,415
Sturm Ruger & Co., Inc.	16,895	264,576
Superior Industries International, Inc.	24,300	436,185
*Syms Corp.	7,444	54,267
#Systemax, Inc.	28,957	374,993
#*Talbots, Inc.	444	4,342
*Tandy Brands Accessories, Inc.	1,096	3,595
Tandy Leather Factory, Inc.	6,470	29,115
*Target Corp.	24,714	1,283,645
*Tempur-Pedic International, Inc.	7,978	275,241
*Tenneco, Inc.	17,900	583,898
#*Texas Roadhouse, Inc.	54,800	841,728
Thor Industries, Inc.	11,779	370,921
#Tiffany & Co.	8,300	439,900
*Timberland Co. Class A	40,812	856,236
*Time Warner Cable, Inc.	58,725	3,398,416
*Time Warner, Inc.	198,927	6,467,117
*TJX Cos., Inc. (The)	11,000	504,790
*Toll Brothers, Inc.	52,865	948,398
*Town Sports International Holdings, Inc.	11,460	34,380
Tractor Supply Co.	20,000	792,000

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*True Religion Apparel, Inc.	5,300	$108,385
*TRW Automotive Holdings Corp.	67,909	3,102,762
#*Tuesday Morning Corp.	44,074	211,114
Tupperware Corp.	6,200	277,822
*Ulta Salon Cosmetics & Fragrance, Inc.	13,373	410,417
#*Under Armour, Inc. Class A	2,833	132,244
*Unifi, Inc.	54,765	259,038
*Universal Electronics, Inc.	12,010	252,931
Universal Technical Institute, Inc.	11,850	229,298
#*Urban Outfitters, Inc.	5,900	181,543
*US Auto Parts Network, Inc.	21,004	167,822
V.F. Corp.	6,544	544,723
*Vail Resorts, Inc.	28,916	1,172,833
*Valassis Communications, Inc.	9,276	306,108
Value Line, Inc.	1,841	31,536
*Valuevision Media, Inc. Class A	24,067	57,039
*VCG Holding Corp.	815	1,491
Viacom, Inc. Class A	1,129	48,287
*Viacom, Inc. Class B	19,100	737,069
*Volcom, Inc.	21,744	373,344
*WABCO Holdings, Inc.	8,200	380,644
*Walking Co. Holdings, Inc. (The)	3,900	5,168
Walt Disney Co. (The)	123,724	4,467,674
*Warnaco Group, Inc.	13,900	738,229
*Warner Music Group Corp.	31,432	163,446
#*Washington Post Co.	2,653	1,066,904
Weight Watchers International, Inc.	5,500	184,195
*Wells-Gardner Electronics Corp.	4,403	8,410
Wendy’s/Arby’s Group, Inc.	342,577	1,575,854
*West Marine, Inc.	19,543	191,717
#*Westwood One, Inc.	3,490	29,246
*Wet Seal, Inc. (The)	76,735	268,572
Weyco Group, Inc.	7,926	197,754
*Whirlpool Corp.	13,957	1,058,359
Wiley (John) & Sons, Inc. Class A	5,984	258,269
Wiley (John) & Sons, Inc. Class B	1,214	52,153
Williams Controls, Inc.	2,314	21,983
#Williams-Sonoma, Inc.	36,006	1,165,514
Winmark Corp.	1,510	49,709
*Winnebago Industries, Inc.	13,246	132,460
#*WMS Industries, Inc.	9,900	431,937
Wolverine World Wide, Inc.	8,330	242,570
#World Wrestling Entertainment, Inc.	8,500	117,640
*Wyndham Worldwide Corp.	32,378	930,868
*Wynn Resorts, Ltd.	7,200	771,624
*Zale Corp.	28,850	73,856
*Zumiez, Inc.	28,926	758,440

Total Consumer Discretionary		243,398,359

Consumer Staples — (4.4%)
Alberto-Culver Co.	24,500	913,605
Alico, Inc.	6,695	171,392
*Alliance One International, Inc.	87,960	388,783
Altria Group, Inc.	46,200	1,174,404
Andersons, Inc. (The)	14,811	583,109
*Archer-Daniels-Midland Co.	39,872	1,328,535
Arden Group, Inc. Class A	1,140	100,388
B&G Foods, Inc.	41,320	506,170
*BJ’s Wholesale Club, Inc.	10,293	429,527
*Boston Beer Co., Inc. Class A	3,300	236,247
Bridgford Foods Corp.	3,127	38,431

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Brown-Forman Corp. Class A	1,083	$65,846
#*Brown-Forman Corp. Class B	3,250	197,632
#Bunge, Ltd.	28,720	1,725,210
*Cagle’s, Inc. Class A	403	2,337
Calavo Growers, Inc.	8,358	183,291
Cal-Maine Foods, Inc.	12,200	353,434
Casey’s General Stores, Inc.	17,400	721,404
CCA Industries, Inc.	4,000	17,800
*Central European Distribution Corp.	28,168	703,355
*Central Garden & Pet Co.	21,139	218,789
*Central Garden & Pet Co. Class A	35,621	372,239
#*Chiquita Brands International, Inc.	69,280	919,346
#Church & Dwight Co., Inc.	6,800	447,780
Coca-Cola Bottling Co.	6,095	324,985
*Coca-Cola Enterprises, Inc.	33,760	810,578
Coffee Holding Co., Inc.	1,900	7,467
*ConAgra, Inc.	21,650	486,908
*Constellation Brands, Inc. Class A	85,291	1,682,791
*Constellation Brands, Inc. Class B	1,100	21,725
Corn Products International, Inc.	35,860	1,525,843
*Costco Wholesale Corp.	15,189	953,414
*Craft Brewers Alliance, Inc.	14,229	92,773
*CVS Caremark Corp.	122,606	3,692,893
*Darling International, Inc.	45,847	458,928
*Dean Foods Co.	10,500	109,200
Del Monte Foods Co.	129,903	1,862,809
#Diamond Foods, Inc.	13,089	578,534
Dr Pepper Snapple Group, Inc.	5,962	217,911
*Elizabeth Arden, Inc.	23,613	482,886
*Energizer Holdings, Inc.	5,598	418,618
Farmer Brothers Co.	14,931	245,018
#Flowers Foods, Inc.	20,051	510,899
*Fresh Del Monte Produce, Inc.	56,310	1,246,140
*General Mills, Inc.	18,600	698,244
Golden Enterprises, Inc.	4,693	15,675
#*Great Atlantic & Pacific Tea Co.	23,439	80,630
#*Green Mountain Coffee, Inc.	15,900	524,541
Griffin Land & Nurseries, Inc. Class A	4,261	104,821
*Hain Celestial Group, Inc.	44,460	1,099,496
*Hansen Natural Corp.	1,200	61,452
*Harbinger Group, Inc.	9,082	46,863
Herbalife, Ltd.	4,400	280,984
*Hormel Foods Corp.	9,064	416,219
*HQ Sustainable Maritime Industries, Inc.	10,992	36,384
*IGI Labratories, Inc.	1,128	1,703
Imperial Sugar Co.	10,156	128,981
Ingles Markets, Inc.	12,373	227,168
Inter Parfums, Inc.	27,026	472,685
J & J Snack Foods Corp.	13,292	569,828
*J.M. Smucker Co.	45,389	2,917,605
*John B. Sanfilippo & Son, Inc.	6,541	87,780
*Katy Industries, Inc.	1,000	935
Kraft Foods, Inc.	126,206	4,072,668
*Kroger Co. (The)	16,368	360,096
#Lancaster Colony Corp.	6,918	345,070
Lance, Inc.	18,629	423,623
#*Lifeway Foods, Inc.	4,196	41,624
*Mannatech, Inc.	25,694	48,048
*McCormick & Co., Inc. Non-Voting	5,600	247,632
#McCormick & Co., Inc. Voting	617	27,463
#*Medifast, Inc.	8,480	202,502

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
MGP Ingredients, Inc.	14,105	$127,227
*Molson Coors Brewing Co.	40,319	1,904,266
Molson Coors Brewing Co. Class A	511	23,250
Nash-Finch Co.	11,548	483,861
National Beverage Corp.	27,390	391,677
*Natural Alternatives International, Inc.	4,637	31,810
Nu Skin Enterprises, Inc. Class A	10,876	332,806
*Nutraceutical International Corp.	11,692	189,995
Oil-Dri Corp. of America	6,773	148,938
*Omega Protein Corp.	15,271	86,281
*Orchids Paper Products Co.	2,200	28,600
*Overhill Farms, Inc.	12,155	63,206
*Pantry, Inc.	17,478	339,947
*Parlux Fragrances, Inc.	16,718	43,467
*PC Group, Inc.	4,397	528
*PepsiCo, Inc.	15,495	1,011,824
Philip Morris International, Inc.	36,900	2,158,650
*Physicians Formula Holdings, Inc.	8,927	31,959
*Prestige Brands Holdings, Inc.	65,760	706,920
PriceSmart, Inc.	15,122	443,528
*Procter & Gamble Co. (The)	88,050	5,597,338
*Ralcorp Holdings, Inc.	14,481	898,691
*Reddy Ice Holdings, Inc.	7,000	24,430
Reliv’ International, Inc.	4,060	7,958
*Revlon, Inc.	13,564	154,901
Reynolds American, Inc.	11,000	713,900
Rocky Mountain Chocolate Factory, Inc.	5,450	52,320
#Ruddick Corp.	20,400	711,960
Safeway, Inc.	29,432	673,993
#Sanderson Farms, Inc.	17,668	741,703
#*Sara Lee Corp.	44,300	634,819
Schiff Nutrition International, Inc.	9,448	76,340
*Seneca Foods Corp.	7,532	173,989
*Seneca Foods Corp. Class B	1,251	28,848
*Smart Balance, Inc.	60,982	217,096
*Smithfield Foods, Inc.	140,714	2,356,960
Spartan Stores, Inc.	20,082	300,226
*Spectrum Brands Holdings, Inc.	1,853	52,533
#*Star Scientific, Inc.	6,056	12,112
Stephan Co. (The)	1,500	4,102
#*SUPERVALU, Inc.	91,419	986,411
*Susser Holdings Corp.	14,120	193,020
Tasty Baking Co.	9,339	59,022
*Tofutti Brands, Inc.	799	1,878
#Tootsie Roll Industries, Inc.	21,402	561,802
#*TreeHouse Foods, Inc.	26,836	1,253,241
*Tyson Foods, Inc. Class A	135,201	2,102,376
*United Natural Foods, Inc.	24,864	889,137
United-Guardian, Inc.	1,312	17,581
#Universal Corp.	24,000	994,560
*USANA Health Sciences, Inc.	4,673	205,238
#Vector Group, Ltd.	13,253	247,831
Village Super Market, Inc.	4,590	134,028
*Walgreen Co.	31,777	1,076,605
*Wal-Mart Stores, Inc.	48,878	2,647,721
WD-40 Co.	7,236	266,936
Weis Markets, Inc.	23,294	907,534
*Whole Foods Market, Inc.	6,069	241,243
*Winn-Dixie Stores, Inc.	59,401	397,987

Total Consumer Staples		76,237,204

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (8.8%)
*Abraxas Petroleum Corp.	18,724	$57,670
Adams Resources & Energy, Inc.	3,626	71,070
*Allis-Chalmers Energy, Inc.	54,600	280,644
#Alon USA Energy, Inc.	36,497	206,938
*Alpha Natural Resources, Inc.	19,528	882,080
*American Oil & Gas, Inc.	24,069	207,956
*Anadarko Petroleum Corp.	62,467	3,846,093
*Apache Corp.	25,800	2,606,316
*Approach Resources, Inc.	11,335	175,126
Arch Coal, Inc.	18,267	449,186
*Atlas Energy, Inc.	29,615	862,389
#*ATP Oil & Gas Corp.	41,600	597,376
*Atwood Oceanics, Inc.	8,204	266,712
*Baker Hughes, Inc.	29,739	1,377,808
*Barnwell Industries, Inc.	3,656	10,822
*Basic Energy Services, Inc.	36,689	405,780
#Berry Petroleum Corp. Class A	33,301	1,139,227
*Bill Barrett Corp.	28,894	1,090,748
#*BioFuel Energy Corp.	9,998	22,595
*Bolt Technology Corp.	7,066	78,503
#*BPZ Resources, Inc.	7,000	26,040
*Brigham Exploration Co.	11,562	243,843
*Bristow Group, Inc.	30,563	1,185,233
*Bronco Drilling Co., Inc.	24,530	103,517
*Cabot Oil & Gas Corp.	11,100	321,678
*Cal Dive International, Inc.	80,176	405,691
*Callon Petroleum Co.	8,287	40,855
*Cameron International Corp.	17,238	754,162
CARBO Ceramics, Inc.	12,100	1,013,617
*Carrizo Oil & Gas, Inc.	8,700	205,494
#*Cheniere Energy, Inc.	22,270	73,046
Chesapeake Energy Corp.	58,015	1,258,926
*Chevron Corp.	90,436	7,470,918
Cimarex Energy Co.	35,546	2,728,156
*Clayton Williams Energy, Inc.	10,200	609,144
*Complete Production Services, Inc.	67,541	1,582,486
#*Comstock Resources, Inc.	12,200	272,670
*Concho Resources, Inc.	11,600	796,572
*ConocoPhillips	197,546	11,734,232
*Consol Energy, Inc.	800	29,408
*Contango Oil & Gas Co.	12,750	670,522
*Continental Resources, Inc.	487	23,147
*CREDO Petroleum Corp.	8,214	65,712
*Crimson Exploration, Inc.	7,046	20,927
*Crosstex Energy, Inc.	49,305	399,864
*CVR Energy, Inc.	53,284	507,264
*Dawson Geophysical Co.	6,669	165,658
Delek US Holdings, Inc.	54,500	400,575
#*Delta Petroleum Corp.	13,018	9,529
*Denbury Resources, Inc.	156,187	2,658,303
Devon Energy Corp.	28,826	1,874,267
DHT Holdings, Inc.	20,028	86,120
#*Diamond Offshore Drilling, Inc.	3,300	218,328
*Double Eagle Petroleum Co.	8,874	37,803
*Dresser-Rand Group, Inc.	11,100	379,842
*Dril-Quip, Inc.	7,700	532,070
*Energy Partners, Ltd.	25,052	279,831
*ENGlobal Corp.	20,650	59,678
*EOG Resources, Inc.	16,770	1,605,224
*Evolution Petroleum Corp.	14,588	86,653
#EXCO Resources, Inc.	27,348	405,571

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Exterran Holdings, Inc.	57,983	$1,459,432
*Exxon Mobil Corp.	160,805	10,688,708
*FieldPoint Petroleum Corp.	2,286	6,607
*FMC Technologies, Inc.	1,600	115,360
*Forest Oil Corp.	40,430	1,242,414
Frontier Oil Corp.	89,000	1,179,250
*FX Energy, Inc.	19,566	93,917
#General Maritime Corp.	40,974	157,340
#*Geokinetics, Inc.	7,931	54,089
#*GeoResources, Inc.	17,862	307,226
*Global Industries, Ltd.	68,361	395,810
*GMX Resources, Inc.	7,500	33,600
#*Goodrich Petroleum Corp.	5,200	70,928
*Gran Tierra Energy, Inc.	2,068	15,427
#*Green Plains Renewable Energy, Inc.	20,424	227,115
Gulf Island Fabrication, Inc.	12,723	290,593
*Gulfmark Offshore, Inc.	20,628	610,795
*Gulfport Energy Corp.	25,213	420,049
#*Harvest Natural Resources, Inc.	50,500	630,240
*Helix Energy Solutions Group, Inc.	86,796	1,101,441
*Helmerich & Payne, Inc.	22,700	971,106
#*Hercules Offshore, Inc.	61,300	144,668
Hess Corp.	35,384	2,230,254
*HKN, Inc.	5,921	21,789
#Holly Corp.	26,117	854,809
*Hornbeck Offshore Services, Inc.	20,200	449,248
#Houston American Energy Corp.	2,479	34,830
*Infinity, Inc.	6,600	7,326
*International Coal Group, Inc.	164,088	922,175
#*ION Geophysical Corp.	101,128	494,516
*James River Coal Co.	22,341	386,723
*Key Energy Services, Inc.	95,858	944,201
#*Kodiak Oil & Gas Corp.	2,900	11,948
Lufkin Industries, Inc.	22,062	1,077,729
*Marathon Oil Corp.	94,908	3,375,878
#*Mariner Energy, Inc.	63,471	1,581,697
Massey Energy Co.	25,363	1,067,021
*Matrix Service Co.	23,374	212,236
*McMoran Exploration Co.	228	3,840
*Mitcham Industries, Inc.	10,465	91,046
*Murphy Oil Corp.	13,000	847,080
*Nabors Industries, Ltd.	131,249	2,743,104
National-Oilwell, Inc.	52,347	2,814,175
*Natural Gas Services Group, Inc.	13,910	219,082
*New Concept Energy, Inc.	228	757
*Newfield Exploration Co.	15,700	936,034
*Newpark Resources, Inc.	86,694	509,761
*Noble Energy, Inc.	12,000	977,760
*Northern Oil & Gas, Inc.	5,999	118,060
Occidental Petroleum Corp.	27,100	2,130,873
*Oceaneering International, Inc.	3,600	222,732
*Oil States International, Inc.	33,148	1,694,526
#Overseas Shipholding Group, Inc.	29,609	989,829
*OYO Geospace Corp.	4,609	279,351
Panhandle Oil & Gas, Inc.	7,429	183,496
*Parker Drilling Co.	105,692	447,077
#*Patriot Coal Corp.	56,236	758,624
Patterson-UTI Energy, Inc.	123,503	2,397,193
*Peabody Energy Corp.	6,800	359,720
Penn Virginia Corp.	36,651	543,168
*Petrohawk Energy Corp.	47,240	803,552

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Petroleum Development Corp.	22,819	$712,181
#*PetroQuest Energy, Inc.	55,200	308,016
*PHI, Inc. Non-Voting	11,103	193,969
*PHI, Inc. Voting	800	13,288
*Pioneer Drilling Co.	49,375	304,150
Pioneer Natural Resources Co.	54,700	3,818,060
*Plains Exploration & Production Co.	65,051	1,812,971
*Pride International, Inc.	72,992	2,213,117
*Pyramid Oil Co.	1,650	7,178
*QEP Resources, Inc.	9,200	303,876
*Quicksilver Resources, Inc.	18,305	274,026
Range Resources Corp.	10,900	407,551
*REX American Resources Corp.	14,600	242,214
#*Rex Energy Corp.	29,489	363,304
*Rosetta Resources, Inc.	45,496	1,087,809
*Rowan Cos., Inc.	93,148	3,064,569
#*Royale Energy, Inc.	3,000	6,060
RPC, Inc.	50,750	1,117,008
*SandRidge Energy, Inc.	49,834	272,592
*Schlumberger, Ltd.	18,540	1,295,761
*SEACOR Holdings, Inc.	19,732	1,869,607
#*Seahawk Drilling, Inc.	4,870	49,090
SM Energy Co.	31,532	1,314,254
Southern Union Co.	12,700	319,151
*Southwestern Energy Co.	7,400	250,490
#*Spectra Energy Corp.	4,800	114,096
#*Stone Energy Corp.	37,356	583,874
#*SulphCo, Inc.	2,492	623
*Sunoco, Inc.	64,540	2,418,314
*Superior Energy Services, Inc.	42,705	1,179,512
*Swift Energy Corp.	31,670	1,008,690
*Syntroleum Corp.	2,427	4,344
*T-3 Energy Services, Inc.	12,100	404,987
Teekay Corp.	61,137	1,944,157
*Tesoro Petroleum Corp.	114,759	1,487,277
*Tetra Technologies, Inc.	61,497	600,211
*TGC Industries, Inc.	17,086	63,218
Tidewater, Inc.	39,575	1,825,595
*Toreador Resources Corp.	11,814	162,561
#*Trico Marine Services, Inc.	16,502	2,475
*Tri-Valley Corp.	5,446	3,970
*Union Drilling, Inc.	20,003	91,414
*Unit Corp.	37,473	1,470,066
#*Uranium Energy Corp.	7,998	30,952
*USEC, Inc.	117,103	628,843
*VAALCO Energy, Inc.	45,387	266,876
*Valero Energy Corp.	155,453	2,790,381
#*Venoco, Inc.	12,114	187,525
*Verenium Corp.	1,741	6,668
#*Voyager Oil & Gas, Inc.	4,665	16,328
W&T Offshore, Inc.	39,300	427,584
*Warren Resources, Inc.	59,040	246,787
*Western Refining, Inc.	81,507	542,022
*Westmoreland Coal Co.	2,720	28,886
*Whiting Petroleum Corp.	20,375	2,046,465
*Willbros Group, Inc.	33,600	297,696
World Fuel Services Corp.	23,040	650,419

Total Energy		153,090,058

Financials — (21.5%)
*1st Constitution Bancorp	2,176	16,973

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
1st Source Corp.	22,120	$390,860
*1st United Bancorp, Inc.	17,031	102,527
21st Century Holding Co.	6,300	22,428
Abington Bancorp, Inc.	28,638	307,572
Access National Corp.	7,326	45,971
Advance America Cash Advance Centers, Inc.	56,198	280,428
*Affiliated Managers Group, Inc.	1,865	159,663
*Affirmative Insurance Holdings, Inc.	8,781	32,490
*Aflac, Inc.	14,759	824,880
*Allegheny Corp.	6,736	2,024,033
#Alliance Bancorp, Inc. of Pennsylvania	4,059	30,199
Alliance Financial Corp.	2,578	78,552
Allied World Assurance Co. Holdings, Ltd.	41,779	2,390,177
*Allstate Corp. (The)	86,740	2,644,703
*Alterra Capital Holdings, Ltd.	23,119	467,004
*Altisource Portfolio Solutions SA	11,202	293,044
*Amcore Financial, Inc.	18,053	54
*American Capital, Ltd.	286,964	2,003,009
American Equity Investment Life Holding Co.	54,900	595,665
*American Express Co.	15,630	648,020
American Financial Group, Inc.	129,237	3,952,067
*American Independence Corp.	3,056	14,791
American National Bankshares, Inc.	5,077	115,654
American National Insurance Co.	21,779	1,708,345
*American River Bankshares	4,439	25,702
*American Safety Insurance Holdings, Ltd.	9,473	175,914
*American Spectrum Realty, Inc.	400	5,448
*AmericanWest Bancorporation	8,355	277
*Ameriprise Financial, Inc.	52,679	2,722,978
*Ameris Bancorp	21,537	199,648
*AMERISAFE, Inc.	18,400	351,256
*AmeriServe Financial, Inc.	16,785	26,856
AmTrust Financial Services, Inc.	47,662	713,500
#*Anchor Bancorp Wisconsin, Inc.	402	269
#*Ante5, Inc.	4,665	3,732
*AON Corp.	15,000	596,250
*Arch Capital Group, Ltd.	14,786	1,277,363
Argo Group International Holdings, Ltd.	28,277	980,929
#Arrow Financial Corp.	9,319	227,290
Aspen Insurance Holdings, Ltd.	62,942	1,785,665
*Asset Acceptance Capital Corp.	26,584	153,656
Associated Banc-Corp.	139,300	1,764,931
*Assurant, Inc.	51,480	2,035,519
#Assured Guaranty, Ltd.	39,838	758,914
Asta Funding, Inc.	12,155	100,036
#Astoria Financial Corp.	80,121	995,103
*Atlantic American Corp.	5,179	8,960
*Atlantic Coast Federal Corp.	6,197	10,473
Auburn National Bancorporation, Inc.	885	18,196
*Avatar Holdings, Inc.	10,090	184,042
Axis Capital Holdings, Ltd.	60,903	2,071,311
*B of I Holding, Inc.	9,119	117,270
Baldwin & Lyons, Inc.	859	19,628
Baldwin & Lyons, Inc. Class B	9,941	248,525
BancFirst Corp.	12,319	506,311
Bancorp Rhode Island, Inc.	3,618	105,248
*Bancorp, Inc.	25,716	192,613
#BancorpSouth, Inc.	34,466	454,607
#*BancTrust Financial Group, Inc.	12,317	35,966
Bank Mutual Corp.	46,438	223,831
*Bank of America Corp.	1,228,804	14,057,518

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Bank of Commerce Holdings	4,452	$17,140
*Bank of Florida Corp.	7,291	255
*Bank of Granite Corp.	1,987	1,629
#Bank of Hawaii Corp.	6,734	290,841
Bank of Kentucky Financial Corp.	3,705	65,764
*Bank of New York Mellon Corp. (The)	140,071	3,510,179
Bank of the Ozarks, Inc.	14,210	540,122
#*BankAtlantic Bancorp, Inc.	30,620	27,711
BankFinancial Corp.	26,672	244,049
Banner Corp.	15,519	25,762
Bar Harbor Bankshares	3,290	89,455
*BB&T Corp.	85,950	2,012,090
BCB Bancorp, Inc.	6,115	53,384
*BCSB Bancorp, Inc.	1,226	12,334
*Beach First National Bancshares, Inc.	900	9
Beacon Federal Bancorp, Inc.	4,110	46,525
*Beneficial Mutual Bancorp, Inc.	55,910	410,379
*Berkshire Bancorp, Inc.	2,025	9,497
Berkshire Hills Bancorp, Inc.	12,791	247,378
#BGC Partners, Inc. Class A	18,265	126,759
BlackRock, Inc.	3,100	530,069
*BNCCORP, Inc.	700	1,330
BOK Financial Corp.	12,586	581,851
Boston Private Financial Holdings, Inc.	62,536	357,081
Bridge Bancorp, Inc.	2,847	66,278
*Bridge Capital Holdings	4,641	41,723
Brookline Bancorp, Inc.	59,035	575,001
Brooklyn Federal Bancorp, Inc.	6,039	10,568
Brown & Brown, Inc.	45,700	1,018,653
Bryn Mawr Bank Corp.	8,768	146,513
C&F Financial Corp.	1,724	32,325
*Cadence Financial Corp.	8,374	20,851
Calamos Asset Management, Inc.	13,904	166,709
California First National Bancorp	5,763	75,956
*Camco Financial Corp.	3,400	6,936
Camden National Corp.	6,748	231,052
*Cape Bancorp, Inc.	3,309	28,755
Capital Bank Corp.	2,758	4,496
#Capital City Bank Group, Inc.	15,070	180,086
*Capital One Financial Corp.	60,269	2,246,226
Capital Properties, Inc.	154	1,427
—Capital Properties, Inc. Class B	154	—
Capital Southwest Corp.	3,400	328,542
CapitalSource, Inc.	253,379	1,548,146
#*Capitol Bancorp, Ltd.	16,124	18,381
#Capitol Federal Financial	7,312	171,101
Cardinal Financial Corp.	29,059	290,299
*Cardtronics, Inc.	8,857	150,126
*Carolina Bank Holdings, Inc.	1,000	2,850
Carrollton Bancorp	627	3,448
Carver Bancorp, Inc.	500	1,150
#*Cascade Financial Corp.	5,500	2,530
Cash America International, Inc.	24,100	849,043
#Cathay General Bancorp	49,282	670,235
*CB Richard Ellis Group, Inc.	2,800	51,380
Center Bancorp, Inc.	15,681	119,019
*Center Financial Corp.	36,819	192,195
CenterState Banks of Florida, Inc.	22,201	164,287
Central Bancorp, Inc.	451	6,190
*Central Jersey Bancorp	2,415	18,040
#*Central Pacific Financial Corp.	35,534	54,012

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Central Virginia Bankshares, Inc.	1,374	$1,305
*Centrue Financial Corp.	3,001	4,141
Century Bancorp, Inc. Class A	2,835	67,345
CFS Bancorp, Inc.	1,879	9,771
Charter Financial Corp.	243	2,017
Chemical Financial Corp.	24,465	496,150
*Chicopee Bancorp, Inc.	5,278	62,544
Chubb Corp.	45,208	2,622,968
#Cincinnati Financial Corp.	97,478	2,869,752
*CIT Group, Inc.	35,420	1,534,749
*Citigroup, Inc.	1,106,727	4,615,052
*Citizens Community Bancorp, Inc.	3,663	15,659
*Citizens First Corp.	1,000	7,300
#Citizens Holding Co.	1,557	29,069
*Citizens Republic Bancorp, Inc.	9,559	6,596
Citizens South Banking Corp.	5,800	26,971
*Citizens, Inc.	45,163	312,528
#City Holding Co.	14,332	454,324
#City National Corp.	32,034	1,651,993
CKX Lands, Inc.	1,400	15,190
Clifton Savings Bancorp, Inc.	24,312	203,978
CME Group, Inc.	8,719	2,525,458
#*CNA Financial Corp.	129,608	3,592,734
*CNA Surety Corp.	60,376	1,162,238
CNB Financial Corp.	3,209	44,573
*CNO Financial Group, Inc.	231,123	1,257,309
CoBiz Financial, Inc.	33,482	162,053
Codorus Valley Bancorp, Inc.	1,838	17,222
Cohen & Steers, Inc.	3,669	91,982
*Colonial Financial Services, Inc.	1,645	16,450
#*Colony Bankcorp, Inc.	3,099	12,024
Columbia Banking System, Inc.	36,000	655,560
Comerica, Inc.	81,229	2,906,374
Comm Bancorp, Inc.	1,000	39,260
Commerce Bancshares, Inc.	14,532	535,359
Commercial National Financial Corp.	1,311	21,068
*Commonwealth Bankshares, Inc.	5,988	12,874
#Community Bank System, Inc.	32,393	757,024
*Community Capital Corp.	3,097	10,251
Community Trust Bancorp, Inc.	14,055	383,842
*Community West Bancshares	1,100	3,740
*CompuCredit Holdings Corp.	48,868	275,127
Consolidated-Tokoma Land Co.	5,011	131,639
*Consumer Portfolio Services, Inc.	8,702	7,745
#*Cowen Group, Inc.	14,616	51,156
*Cowlitz Bancorporation	55	16
*Crawford & Co. Class A	4,500	9,495
*Crawford & Co. Class B	9,539	24,420
*Credit Acceptance Corp.	8,005	470,774
*Crescent Financial Corp.	4,750	10,308
Cullen Frost Bankers, Inc.	14,461	758,335
#CVB Financial Corp.	83,508	635,496
Danvers Bancorp, Inc.	19,219	288,862
Delphi Financial Group, Inc. Class A	45,687	1,236,747
Diamond Hill Investment Group, Inc.	900	68,922
Dime Community Bancshares, Inc.	32,353	472,030
*Discover Financial Services	102,363	1,806,707
*Dollar Financial Corp.	20,280	507,406
Donegal Group, Inc. Class A	20,351	281,861
Donegal Group, Inc. Class B	3,762	67,716
*Doral Financial Corp.	15,659	23,488

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Duff & Phelps Corp.	1,100	$15,334
*E*Trade Financial Corp.	27,239	389,518
East West Bancorp, Inc.	80,667	1,422,159
Eastern Insurance Holdings, Inc.	8,565	95,328
Eastern Virginia Bankshares, Inc.	2,937	10,661
Eaton Vance Corp.	1,900	54,663
ECB Bancorp, Inc.	1,070	14,606
*eHealth, Inc.	14,182	191,599
EMC Insurance Group, Inc.	12,118	256,175
Employers Holdings, Inc.	38,659	625,889
*Encore Bancshares, Inc.	9,277	71,526
*Encore Capital Group, Inc.	22,216	451,429
Endurance Specialty Holdings, Ltd.	60,188	2,491,783
*Enstar Group, Ltd.	10,140	813,127
Enterprise Bancorp, Inc.	4,821	55,393
Enterprise Financial Services Corp.	13,516	133,403
#Epoch Holding Corp.	7,463	99,482
#Erie Indemnity Co.	10,793	617,144
ESB Financial Corp.	10,227	147,167
ESSA Bancorp, Inc.	17,135	216,758
Evans Bancorp, Inc.	1,782	24,948
Evercore Partners, Inc. Class A	5,577	169,318
Everest Re Group, Ltd.	28,193	2,376,106
*EzCorp, Inc.	21,972	471,959
F.N.B. Corp.	107,350	912,475
Farmers Capital Bank Corp.	4,778	21,501
FBL Financial Group, Inc. Class A	26,096	682,671
Federal Agricultural Mortgage Corp.	7,729	90,970
Federal Agricultural Mortgage Corp. Class A	364	3,904
*Federated Investors, Inc.	3,300	82,203
Fidelity Bancorp, Inc.	517	2,986
Fidelity National Financial, Inc.	166,437	2,228,591
#*Fidelity Southern Corp.	7,990	54,890
Fifth Third Bancorp	366,564	4,604,044
Financial Institutions, Inc.	10,153	183,262
*First Acceptance Corp.	27,407	50,977
First Advantage Bancorp	2,750	30,250
First American Financial Corp.	48,960	687,398
First Bancorp	14,941	200,060
First Bancorp of Indiana, Inc.	200	2,050
First Bancorp, Inc.	7,500	104,100
*First Bancshares, Inc.	700	4,862
First Busey Corp.	49,641	230,334
First Business Financial Services, Inc.	1,805	18,501
*First California Financial Group, Inc.	4,799	11,806
*First Cash Financial Services, Inc.	10,205	296,659
First Citizens BancShares, Inc.	6,594	1,231,627
First Commonwealth Financial Corp.	73,700	428,934
First Community Bancshares, Inc.	16,040	215,898
First Defiance Financial Corp.	7,359	81,979
#*First Federal Bancshares of Arkansas, Inc.	6,531	12,278
*First Federal of Northern Michigan Bancorp, Inc.	800	2,072
First Financial Bancorp	46,498	783,026
First Financial Bankshares, Inc.	11,632	549,728
First Financial Corp.	11,844	346,200
First Financial Holdings, Inc.	13,379	139,811
First Financial Northwest, Inc.	12,698	48,506
*First Financial Service Corp.	1,670	8,116
#*First Horizon National Corp.	149,598	1,509,444
#First M&F Corp.	5,266	21,064
*First Marblehead Corp. (The)	14,664	32,701

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*First Mariner Bancorp, Inc.	1,155	$830
First Merchants Corp.	23,215	193,149
First Mercury Financial Corp.	20,455	333,416
First Midwest Bancorp, Inc.	68,166	730,058
#First Niagara Financial Group, Inc.	163,383	1,936,089
#First Pactrust Bancorp, Inc.	3,542	40,733
*First Place Financial Corp.	19,510	64,578
First Security Group, Inc.	10,394	17,150
First South Bancorp, Inc.	7,807	78,382
#First United Corp.	3,697	15,490
First West Virginia Bancorp, Inc.	737	11,276
Firstbank Corp.	3,247	15,749
*FirstCity Financial Corp.	6,950	58,728
FirstMerit Corp.	44,578	765,850
*Flagstar Bancorp, Inc.	1,720	2,236
Flagstone Reinsurance Holdings SA	64,625	704,412
Flushing Financial Corp.	27,887	366,714
#*FNB United Corp.	5,050	2,525
#*Forest City Enterprises, Inc. Class A	35,794	522,234
*Forest City Enterprises, Inc. Class B	7,200	103,968
*Forestar Group, Inc.	15,224	260,330
*Fox Chase Bancorp, Inc.	17,674	172,322
*FPIC Insurance Group, Inc.	13,954	494,251
Franklin Resources, Inc.	4,267	489,425
#*Frontier Financial Corp.	1,687	206
Fulton Financial Corp.	156,598	1,462,625
*GAINSCO, Inc.	1,397	16,205
Gallagher (Arthur J.) & Co.	11,866	334,147
GAMCO Investors, Inc.	3,757	160,950
*Genworth Financial, Inc.	227,807	2,583,331
German American Bancorp, Inc.	10,812	182,723
GFI Group, Inc.	79,870	382,577
Glacier Bancorp, Inc.	51,480	669,240
*Gleacher & Co., Inc.	50,918	114,566
*Global Indemnity P.L.C.	13,647	230,361
*Goldman Sachs Group, Inc. (The)	33,688	5,422,084
Great Southern Bancorp, Inc.	12,602	283,419
#*Greene Bancshares, Inc.	11,638	44,923
#Greenhill & Co., Inc.	3,600	279,612
*Greenlight Capital Re, Ltd.	23,849	681,127
GS Financial Corp.	727	7,372
*Guaranty Bancorp	14,835	24,329
*Guaranty Federal Bancshares, Inc.	1,886	9,223
*Habersham Bancorp	202	104
*Hallmark Financial Services, Inc.	22,381	200,086
Hampden Bancorp, Inc.	3,995	40,709
#*Hampton Roads Bankshares, Inc.	6,997	5,877
#Hancock Holding Co.	10,600	333,052
*Hanmi Financial Corp.	27,952	32,704
#Hanover Insurance Group, Inc.	50,046	2,264,582
Harleysville Group, Inc.	24,921	855,538
Harleysville Savings Financial Corp.	2,818	41,932
*Harris & Harris Group, Inc.	27,382	114,183
*Hartford Financial Services Group, Inc.	89,153	2,137,889
Hawthorn Bancshares, Inc.	1,883	18,698
HCC Insurance Holdings, Inc.	93,600	2,478,528
Heartland Financial USA, Inc.	14,854	229,494
*Heritage Commerce Corp.	12,448	46,804
*Heritage Financial Corp.	8,572	115,808
Heritage Financial Group	5,254	43,346
HF Financial Corp.	3,518	36,376

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*HFF, Inc.	6,494	$63,836
*Hilltop Holdings, Inc.	52,374	523,216
Hingham Institution for Savings	555	22,200
*HMN Financial, Inc.	1,450	4,379
*Home Bancorp, Inc.	3,791	50,913
Home Bancshares, Inc.	22,993	472,966
Home Federal Bancorp, Inc.	18,329	220,681
*Homeowners Choice, Inc.	2,450	17,126
HopFed Bancorp, Inc.	1,882	16,976
Horace Mann Educators Corp.	37,886	708,089
Horizon Bancorp	2,239	56,535
#*Horizon Financial Corp.	6,509	39
*Hudson City Bancorp, Inc.	113,292	1,319,852
Hudson Valley Holding Corp.	8,414	164,494
Huntington Bancshares, Inc.	399,149	2,263,175
IBERIABANK Corp.	22,654	1,179,141
Independence Holding Co.	12,385	104,777
Independent Bank Corp. (45383609)	438	762
Independent Bank Corp. (453836108)	18,183	427,119
Indiana Community Bancorp	2,243	31,144
Infinity Property & Casualty Corp.	13,328	689,724
#*Integra Bank Corp.	7,122	5,046
*Interactive Brokers Group, Inc.	33,800	632,736
*IntercontinentalExchange, Inc.	5,100	585,837
*Intergroup Corp. (The)	235	5,464
#*International Assets Holding Corp.	16,028	353,417
#International Bancshares Corp.	56,309	964,573
#*Intervest Bancshares Corp.	5,400	12,420
*Invesco, Ltd.	72,630	1,670,490
*Investment Technology Group, Inc.	27,200	387,328
*Investors Bancorp, Inc.	113,113	1,357,356
*Investors Capital Holdings, Ltd.	4,038	16,758
Investors Title Co.	1,147	37,151
#*Janus Capital Group, Inc.	43,696	461,430
#Jefferies Group, Inc.	22,500	538,425
Jefferson Bancshares, Inc.	2,270	7,968
JMP Group, Inc.	18,400	122,360
Jones Lang LaSalle, Inc.	6,476	505,517
*JPMorgan Chase & Co.	539,281	20,293,144
KBW, Inc.	15,251	385,850
Kearny Financial Corp.	56,045	489,273
Kentucky First Federal Bancorp	2,320	21,924
*KeyCorp	405,203	3,318,613
#K-Fed Bancorp	11,643	87,672
#*Knight Capital Group, Inc.	31,100	405,233
Lake Shore Bancorp, Inc.	235	1,998
Lakeland Bancorp, Inc.	23,756	220,218
Lakeland Financial Corp.	14,569	276,665
Landmark Bancorp, Inc.	1,652	25,523
Legacy Bancorp, Inc.	7,168	54,907
*Legg Mason, Inc.	74,770	2,320,113
*Leucadia National Corp.	18,811	478,176
#Life Partners Holdings, Inc.	4,951	91,891
*Lincoln National Corp.	151,070	3,698,194
LNB Bancorp, Inc.	7,746	37,336
*Loews Corp.	67,067	2,647,805
*Louisiana Bancorp, Inc.	2,900	41,963
LSB Corp.	2,282	47,922
LSB Financial Corp.	426	4,366
#*M&T Bank Corp.	50,301	3,760,000
#*Macatawa Bank Corp.	13,336	25,072

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Magyar Bancorp, Inc.	1,771	$6,234
MainSource Financial Group, Inc.	18,828	155,708
Malvern Federal Bancorp, Inc.	100	661
*Markel Corp.	1,395	467,353
MarketAxess Holdings, Inc.	31,222	567,304
*Marlin Business Services Corp.	11,982	145,821
*Marsh & McLennan Cos., Inc.	24,200	604,516
*Marshall & Ilsley Corp.	267,580	1,581,398
*Maui Land & Pineapple Co., Inc.	4,186	18,418
Mayflower Bancorp, Inc.	500	4,850
MB Financial, Inc.	43,940	654,267
#*MBIA, Inc.	250,743	2,810,829
#*MBT Financial Corp.	9,522	18,377
MCG Capital Corp.	69,967	442,891
Meadowbrook Insurance Group, Inc.	73,592	635,099
Medallion Financial Corp.	17,364	139,433
*Mercantile Bancorp, Inc.	3,683	6,593
Mercantile Bank Corp.	3,656	15,246
Mercer Insurance Group, Inc.	4,934	90,539
Merchants Bancshares, Inc.	5,187	133,876
Mercury General Corp.	40,427	1,717,339
*Meridian Interstate Bancorp, Inc.	13,965	148,169
Meta Financial Group, Inc.	1,787	22,838
*MetLife, Inc.	106,708	4,303,534
*Metro Bancorp, Inc.	11,263	113,869
*MetroCorp Bancshares, Inc.	5,373	17,409
*MF Global Holdings, Ltd.	103,824	812,942
*MGIC Investment Corp.	109,074	962,033
MicroFinancial, Inc.	7,325	29,593
*Mid Penn Bancorp, Inc.	536	3,752
MidSouth Bancorp, Inc.	7,220	99,203
*Midwest Banc Holdings, Inc.	11,394	23
MidWestOne Financial Group, Inc.	6,846	100,705
Monroe Bancorp	979	11,161
Montpelier Re Holdings, Ltd.	63,839	1,169,530
*Morgan Stanley	152,390	3,789,939
*MSCI, Inc.	252	9,034
MutualFirst Financial, Inc.	3,923	31,737
*Nara Bancorp, Inc.	36,200	283,808
*NASDAQ OMX Group, Inc. (The)	95,116	1,999,338
*National Financial Partners Corp.	38,200	527,160
National Interstate Corp.	17,657	379,096
National Penn Bancshares, Inc.	105,270	683,202
National Security Group, Inc.	147	1,726
National Western Life Insurance Co. Class A	1,843	294,898
Naugatuck Valley Financial Corp.	126	627
*Navigators Group, Inc. (The)	16,889	776,387
#NBT Bancorp, Inc.	28,787	634,753
Nelnet, Inc. Class A	33,555	753,981
*New Century Bancorp, Inc.	2,187	8,682
New England Bancshares, Inc.	3,909	28,301
New Hampshire Thrift Bancshares, Inc.	4,238	49,712
New Westfield Financial, Inc.	30,443	257,243
#New York Community Bancorp, Inc.	106,298	1,799,625
#NewAlliance Bancshares, Inc.	97,464	1,256,311
*NewBridge Bancorp	11,778	46,523
*Newport Bancorp, Inc.	641	7,666
*NewStar Financial, Inc.	32,977	250,955
*North Valley Bancorp	1,800	3,006
Northeast Bancorp	400	5,226
Northeast Community Bancorp, Inc.	7,972	47,673

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Northern Trust Corp.	14,911	$740,033
#Northfield Bancorp, Inc.	34,865	395,718
Northrim Bancorp, Inc.	4,844	82,590
Northwest Bancshares, Inc.	96,911	1,098,971
Norwood Financial Corp.	1,382	38,696
NYMAGIC, Inc.	4,500	115,515
NYSE Euronext, Inc.	116,858	3,580,529
Ocean Shore Holding Co.	5,988	65,868
OceanFirst Financial Corp.	17,115	204,353
*Ocwen Financial Corp.	86,655	747,833
Ohio Valley Banc Corp.	1,343	26,833
Old National Bancorp	61,144	578,422
*Old Republic International Corp.	207,027	2,732,756
Old Second Bancorp, Inc.	11,059	21,786
OneBeacon Insurance Group, Ltd.	25,045	352,634
*Oppenheimer Holdings, Inc. Class A	657	16,721
*optionsXpress Holdings, Inc.	17,761	283,643
Oriental Financial Group, Inc.	20,933	276,944
Oritani Financial Corp.	21,489	227,998
Osage Bancshares, Inc.	1,700	13,218
#*PAB Bankshares, Inc.	2,754	1,790
#*Pacific Capital Bancorp	15,835	10,134
Pacific Continental Corp.	16,790	139,525
#*Pacific Mercantile Bancorp	8,508	26,885
*Pacific Premier Bancorp, Inc.	3,721	19,498
#PacWest Bancorp	29,700	517,671
#*Park Bancorp, Inc.	200	1,014
Park National Corp.	12,133	792,892
Parkvale Financial Corp.	4,512	36,096
PartnerRe, Ltd.	37,797	2,998,058
*Patriot National Bancorp	1,500	5,400
Peapack-Gladstone Financial Corp.	4,685	56,829
Penns Woods Bancorp, Inc.	2,741	90,316
*Penson Worldwide, Inc.	22,765	117,240
Peoples Bancorp of North Carolina	3,297	16,815
Peoples Bancorp, Inc. (709788202)	1,500	20,925
Peoples Bancorp, Inc. (709789101)	9,583	126,304
*People’s United Financial, Inc.	165,887	2,042,069
#*PHH Corp.	45,883	884,165
#*Phoenix Cos., Inc. (The)	153,004	321,308
*PICO Holdings, Inc.	18,034	554,365
Pinnacle Bancshares, Inc.	200	1,880
*Pinnacle Financial Partners, Inc.	23,862	272,265
*Piper Jaffray Cos., Inc.	15,300	473,841
Platinum Underwriters Holdings, Ltd.	36,481	1,570,507
*PMI Group, Inc. (The)	57,250	191,788
*PNC Financial Services Group, Inc.	51,058	2,752,026
*Popular, Inc.	191,621	523,125
Porter Bancorp, Inc.	6,533	72,516
#*Portfolio Recovery Associates, Inc.	11,283	756,525
*Preferred Bank	8,100	13,932
Premier Financial Bancorp, Inc.	3,185	21,308
Presidential Life Corp.	3,200	30,624
*Primus Guaranty, Ltd.	16,552	82,263
#Princeton National Bancorp, Inc.	2,474	11,999
#*Principal Financial Group, Inc.	146,833	3,940,998
PrivateBancorp, Inc.	35,824	422,365
*ProAssurance Corp.	26,388	1,517,046
*Progressive Corp.	21,989	465,287
#Prosperity Bancshares, Inc.	37,500	1,165,875
Protective Life Corp.	70,113	1,680,609

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Providence Community Bancshares, Inc.	300	$376
Provident Financial Holdings, Inc.	9,500	64,505
Provident Financial Services, Inc.	55,508	701,621
Provident New York Bancorp	42,292	375,130
Prudential Bancorp, Inc. of Pennsylvania	5,398	33,360
*Prudential Financial, Inc.	58,446	3,073,091
*PSB Holdings, Inc.	3,252	12,293
Pulaski Financial Corp.	9,167	65,086
Pzena Investment Management, Inc. Class A	2,844	19,254
QC Holdings, Inc.	11,659	43,954
*QCR Holdings, Inc.	243	2,308
Radian Group, Inc.	63,091	478,861
Raymond James Financial, Inc.	32,808	925,842
Regions Financial Corp.	574,455	3,619,066
Reinsurance Group of America, Inc.	59,129	2,960,589
RenaissanceRe Holdings, Ltd.	21,114	1,272,330
Renasant Corp.	21,793	356,316
Republic Bancorp, Inc. Class A	15,837	323,708
*Republic First Bancorp, Inc.	5,474	11,879
Resource America, Inc.	12,714	78,445
Rewards Network, Inc.	7,266	99,544
*Riverview Bancorp, Inc.	5,833	12,716
#RLI Corp.	17,100	981,882
Rockville Financial, Inc.	17,387	196,647
*Rodman & Renshaw Capital Group, Inc.	14,000	40,180
Roma Financial Corp.	25,930	256,966
Rome Bancorp, Inc.	5,957	64,931
#*Royal Bancshares of Pennsylvania, Inc. Class A	6,447	10,766
Rurban Financial Corp.	3,194	9,263
S&T Bancorp, Inc.	24,526	480,710
S.Y. Bancorp, Inc.	11,528	282,436
*Safeguard Scientifics, Inc.	18,650	274,528
Safety Insurance Group, Inc.	16,093	747,681
Salisbury Bancorp, Inc.	856	19,560
Sanders Morris Harris Group, Inc.	23,806	138,075
Sandy Spring Bancorp, Inc.	20,116	350,018
Savannah Bancorp, Inc. (The)	2,781	22,359
SCBT Financial Corp.	11,802	360,315
SeaBright Holdings, Inc.	19,615	164,178
*Seacoast Banking Corp. of Florida	24,205	30,256
*Security National Financial Corp. Class A	1,848	3,733
SEI Investments Co.	12,500	276,875
Selective Insurance Group, Inc.	48,913	827,608
Shore Bancshares, Inc.	4,929	48,600
SI Financial Group, Inc.	2,598	16,549
*Siebert Financial Corp.	9,393	22,637
Sierra Bancorp	10,212	106,307
*Signature Bank	32,900	1,389,696
Simmons First National Corp.	15,595	424,028
*SLM Corp.	30,766	366,115
*Smithtown Bancorp, Inc.	10,386	38,740
Somerset Hills Bancorp	1,593	13,540
South Street Financial Corp.	400	1,320
*Southcoast Financial Corp.	3,941	13,596
*Southern Community Financial Corp.	7,908	12,890
*Southern Connecticut Bancorp, Inc.	700	4,165
*Southern First Bancshares, Inc.	1,899	12,581
Southern Missouri Bancorp, Inc.	703	11,143
*Southern National Bancorp of Virginia, Inc.	578	4,416
Southside Bancshares, Inc.	14,679	276,112
Southwest Bancorp, Inc.	17,597	174,210

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Southwest Georgia Financial Corp.	1,854	$15,926
#*St. Joe Co. (The)	5,117	103,312
StanCorp Financial Group, Inc.	36,869	1,581,680
State Auto Financial Corp.	38,579	604,147
State Bancorp, Inc.	13,781	126,510
State Street Corp.	26,262	1,096,701
StellarOne Corp.	20,803	265,862
Sterling Bancorp	24,466	229,736
#Sterling Bancshares, Inc.	68,694	370,261
#*Sterling Financial Corp.	13,864	7,487
#Stewart Information Services Corp.	12,409	134,265
#*Stifel Financial Corp.	13,063	619,056
*Stratus Properties, Inc.	6,255	55,419
Student Loan Corp.	11,604	346,031
#Suffolk Bancorp	7,941	205,672
Summit State Bank	342	2,206
*Sun Bancorp, Inc.	23,334	92,169
*SunTrust Banks, Inc.	63,715	1,594,149
#*Superior Bancorp	4,784	4,009
#Susquehanna Bancshares, Inc.	103,799	820,012
*Sussex Bancorp	1,090	5,603
*SVB Financial Group	19,941	864,243
SWS Group, Inc.	23,777	163,348
#Synovus Financial Corp.	401,697	867,666
T. Rowe Price Group, Inc.	5,200	287,404
*Taylor Capital Group, Inc.	10,048	121,179
#TCF Financial Corp.	49,539	651,933
*TD Ameritrade Holding Corp.	29,763	508,650
Teche Holding Co.	1,168	37,960
*Tejon Ranch Co.	10,352	230,436
*Tennessee Commerce Bancorp, Inc.	2,100	8,757
Territorial Bancorp, Inc.	6,199	105,197
#*Teton Advisors, Inc.	39	332
#*Texas Capital Bancshares, Inc.	30,900	560,835
TF Financial Corp.	1,506	33,508
TFS Financial Corp.	21,163	185,176
*Thomas Properties Group, Inc.	53,749	201,021
*TIB Financial Corp.	1,926	771
*Tidelands Bancshares, Inc.	2,183	2,401
*TierOne Corp.	4,800	29
Timberland Bancorp, Inc.	3,547	13,514
Tompkins Financial Corp.	9,383	362,184
Torchmark Corp.	31,227	1,788,683
Tower Bancorp, Inc.	4,274	92,404
*Tower Financial Corp.	1,049	7,490
#Tower Group, Inc.	39,701	963,940
#TowneBank	21,942	318,159
*TradeStation Group, Inc.	38,394	210,783
Transatlantic Holdings, Inc.	38,945	2,048,507
Travelers Cos., Inc. (The)	73,100	4,035,120
*Tree.com, Inc.	8,197	60,658
#TriCo Bancshares	14,471	225,603
Trustco Bank Corp.	38,173	205,752
Trustmark Corp.	51,400	1,135,426
U.S. Bancorp	84,884	2,052,495
UMB Financial Corp.	22,096	818,878
Umpqua Holdings Corp.	86,930	956,230
Union Bankshares, Inc.	1,691	30,709
Union First Market Bankshares Corp.	17,105	219,970
United Bancshares, Inc. (909458101)	2,040	18,748
#United Bancshares, Inc. (909907107)	35,518	949,041

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
United Community Bancorp	1,350	$9,585
*United Community Banks, Inc.	30,595	59,966
*United Community Financial Corp.	7,148	10,150
United Financial Bancorp, Inc.	17,480	236,679
United Fire & Casualty Co.	30,811	617,144
*United PanAm Financial Corp.	8,400	39,060
United Security Bancshares, Inc. (911459105)	600	5,520
*United Security Bancshares, Inc. (911460103)	9,381	45,967
*United Western Bancorp, Inc.	6,044	2,532
Unitrin, Inc.	67,798	1,647,491
*Unity Bancorp, Inc.	5,431	32,043
Universal Insurance Holdings, Inc.	39,088	177,850
Univest Corp. of Pennsylvania	15,118	285,125
*Unum Group	203,475	4,561,910
Validus Holdings, Ltd.	72,493	2,055,901
#Valley National Bancorp	37,009	493,700
ViewPoint Financial Group	28,381	272,458
*Virginia Commerce Bancorp, Inc.	25,017	132,840
*Virtus Investment Partners, Inc.	595	21,866
VIST Financial Corp.	3,772	26,065
VSB Bancorp, Inc.	90	1,058
#*Waccamaw Bankshares, Inc.	1,170	1,357
Waddell & Reed Financial, Inc.	6,316	183,606
Wainwright Bank & Trust Co.	5,467	104,256
Washington Banking Co.	13,908	175,102
Washington Federal, Inc.	94,812	1,425,024
Washington Trust Bancorp, Inc.	13,401	269,226
*Waterstone Financial, Inc.	24,001	89,764
Wayne Savings Bancshares, Inc.	1,484	12,525
Webster Financial Corp.	69,681	1,192,939
*Wells Fargo & Co.	359,913	9,386,531
WesBanco, Inc.	24,098	400,268
Wesco Financial Corp.	3,952	1,436,157
*West Bancorporation, Inc.	16,775	110,212
*West Coast Bancorp	33,977	89,360
#Westamerica Bancorporation	6,955	347,889
#*Western Alliance Bancorp	35,035	211,611
Westwood Holdings Group, Inc.	2,440	87,913
White Mountains Insurance Group, Ltd.	7,031	2,244,295
White River Capital, Inc.	1,969	37,884
Whitney Holding Corp.	80,717	668,337
Wilber Corp.	7,602	70,395
#Wilmington Trust Corp.	38,512	273,820
Wilshire Bancorp, Inc.	27,788	186,457
Wintrust Financial Corp.	23,599	706,554
*World Acceptance Corp.	13,047	562,978
WR Berkley Corp.	76,900	2,116,288
WSB Holdings, Inc.	4,002	9,505
WSFS Financial Corp.	600	23,424
WVS Financial Corp.	1,627	17,051
Xl Group P.L.C.	72,694	1,537,478
*Yadkin Valley Financial Corp.	10,500	24,465
*Zions Bancorporation	116,404	2,404,907
*ZipRealty, Inc.	17,056	55,261

Total Financials		376,591,518

Health Care — (7.5%)
*A.D.A.M., Inc.	5,489	39,795
*Abaxis, Inc.	6,160	147,902
#*ABIOMED, Inc.	37,086	382,357
*Acadia Pharmaceuticals, Inc.	5,108	3,984

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Accelr8 Technology Corp.	2,200	$2,420
*Accelrys, Inc.	53,447	387,491
*Accuray, Inc.	49,702	327,039
*Achillion Pharmaceuticals, Inc.	4,602	13,162
*Acorda Therapeutics, Inc.	224	6,057
*Adcare Health Systems, Inc.	1,546	5,890
*Adolor Corp.	14,091	17,473
*Aetna, Inc.	29,793	889,619
*Affymax, Inc.	4,451	22,567
*Affymetrix, Inc.	58,927	263,993
*Air Methods Corp.	11,532	471,659
*Akorn, Inc.	22,086	98,724
*Albany Molecular Research, Inc.	18,264	116,890
#*Alere, Inc.	40,051	1,183,507
*Alexion Pharmaceuticals, Inc.	5,000	341,500
*Alexza Pharmaceuticals, Inc.	17,836	18,549
#*Align Technology, Inc.	14,830	252,555
*Alkermes, Inc.	22,355	258,647
*Alliance HealthCare Services, Inc.	10,900	42,946
*Allied Healthcare International, Inc.	40,893	115,727
*Allied Healthcare Products, Inc.	2,858	10,575
#*Allos Therapeutics, Inc.	21,300	84,774
*Allscripts Healthcare Solutions, Inc.	24,959	476,467
*Almost Family, Inc.	7,155	247,062
#*Alnylam Pharmaceuticals, Inc.	5,291	69,524
*Alphatec Holdings, Inc.	25,359	55,283
*AMAG Pharmaceuticals, Inc.	1,450	23,069
#*Amedisys, Inc.	5,864	149,297
America Services Group, Inc.	6,697	102,464
*American Dental Partners, Inc.	13,623	158,844
*American Medical Systems Holdings, Inc.	45,632	921,766
*American Shared Hospital Services	900	2,610
#*AMERIGROUP Corp.	35,600	1,485,588
*AmerisourceBergen Corp.	26,400	866,448
*Amgen, Inc.	27,608	1,578,902
*Amicus Therapeutics, Inc.	4,080	16,850
*AMN Healthcare Services, Inc.	29,942	158,693
*Amsurg Corp.	27,633	499,605
*Amylin Pharmaceuticals, Inc.	4,997	65,111
*Anadys Pharmaceuticals, Inc.	7,543	10,937
Analogic Corp.	10,090	460,407
*AngioDynamics, Inc.	25,906	368,383
*Anika Therapeutics, Inc.	11,255	72,932
*Animal Health International, Inc.	2,050	5,699
*ARCA Biopharma, Inc.	4,610	17,933
*Arcadia Resources, Inc.	7,300	2,701
*Ardea Biosciences, Inc.	3,061	65,261
#*Arena Pharmaceuticals, Inc.	52,600	86,790
#*Ariad Pharmaceuticals, Inc.	111,200	409,216
*Arqule, Inc.	28,700	158,424
*Array BioPharma, Inc.	13,395	43,400
Arrhythmia Research Technology, Inc.	600	3,330
*ArthroCare Corp.	8,441	230,270
*ARYx Therapeutics, Inc.	3,600	1,944
*Assisted Living Concepts, Inc.	9,053	291,959
#*athenahealth, Inc.	210	8,394
*AtriCure, Inc.	5,776	45,573
Atrion Corp.	1,480	241,062
#*AVANIR Pharmaceuticals, Inc.	7,687	18,679
*Bard (C.R.), Inc.	4,262	354,257
#Beckman Coulter, Inc.	4,700	250,228

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Bioanalytical Systems, Inc.	1,915	$2,106
*BioClinica, Inc.	14,837	59,793
*BioCryst Pharmaceuticals, Inc.	22,476	111,481
#*Biodel, Inc.	17,233	62,211
*Biogen Idec, Inc.	8,870	556,238
*BioMarin Pharmaceutical, Inc.	7,300	190,968
*BioMimetic Therapeutics, Inc.	15,786	179,013
*Bio-Rad Laboratories, Inc. Class A	5,300	480,286
*Bio-Rad Laboratories, Inc. Class B	1,200	109,092
*Bio-Reference Labs, Inc.	7,957	171,553
*BioScrip, Inc.	28,532	160,635
*BioSpecifics Technologies Corp.	1,400	38,500
*BMP Sunstone Corp.	21,336	209,946
*Boston Scientific Corp.	169,360	1,080,517
*Bovie Medical Corp.	5,200	9,516
#*Brookdale Senior Living, Inc.	45,523	854,922
*Bruker BioSciences Corp.	13,400	200,866
#*BSD Medical Corp.	4,900	23,275
#*Cadence Pharmaceuticals, Inc.	10,405	92,396
*Caliper Life Sciences, Inc.	26,454	119,043
*Cambrex Corp.	26,899	121,852
Cantel Medical Corp.	16,500	305,580
*Capital Senior Living Corp.	23,449	139,756
*Capstone Therapeutics Corp.	2,900	2,552
*Caraco Pharmaceutical Laboratories, Ltd.	25,359	130,852
*Cardiac Science Corp.	16,662	37,989
Cardinal Health, Inc.	18,435	639,510
*Cardiovascular Systems, Inc.	1,258	8,290
*CareFusion Corp.	75,225	1,815,932
*CAS Medical Systems, Inc.	415	1,320
*Catalyst Health Solutions, Inc.	6,150	232,778
*Celera Corp.	79,595	453,692
*Celgene Corp.	1,944	120,664
*Celldex Therapeutics, Inc.	3,690	16,420
#*Celsion Corp.	1,900	5,814
*Centene Corp.	32,600	727,632
#*Cephalon, Inc.	5,421	360,171
#*Cepheid, Inc.	8,404	176,820
*Cerner Corp.	2,700	237,141
#*Charles River Laboratories International, Inc.	10,842	355,292
Chemed Corp.	13,068	770,228
*Cigna Corp.	10,100	355,419
#*Clinical Data, Inc.	7,889	149,812
*CombiMatrix Corp.	5,505	11,891
*Community Health Systems, Inc.	23,201	697,886
Computer Programs & Systems, Inc.	3,167	144,637
*Conceptus, Inc.	6,200	88,102
*CONMED Corp.	27,000	594,270
*Conmed Healthcare Management, Inc.	498	1,698
*Continucare Corp.	55,128	248,076
#Cooper Cos., Inc.	36,590	1,805,351
*Cornerstone Therapeutics, Inc.	1,700	10,642
*Corvel Corp.	6,849	306,835
*Covance, Inc.	3,251	152,764
*Coventry Health Care, Inc.	91,779	2,149,464
*CPEX Pharmaceuticals, Inc.	930	22,320
*Cross Country Healthcare, Inc.	24,189	176,580
*CryoLife, Inc.	26,321	169,770
*Cubist Pharmaceuticals, Inc.	32,100	747,288
*Cutera, Inc.	12,442	89,956
*Cyberonics, Inc.	6,029	165,858

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Cynosure, Inc. Class A	8,824	$89,828
*Cypress Bioscience, Inc.	36,400	145,236
*Cytokinetics, Inc.	54,657	144,294
#*Cytori Therapeutics, Inc.	12,399	60,259
*DaVita, Inc.	7,338	526,502
Daxor Corp.	4,092	37,237
*Dendreon Corp.	18,191	663,972
#DENTSPLY International, Inc.	10,234	321,245
*DepoMed, Inc.	16,700	81,663
*DexCom, Inc.	26,300	361,625
*Digirad Corp.	16,700	32,064
*Dionex Corp.	3,707	330,776
*Durect Corp.	23,066	61,586
*DUSA Pharmaceuticals, Inc.	4,400	11,396
*Dyax Corp.	30,347	73,136
*Dynacq Healthcare, Inc.	2,433	5,328
*Edwards Lifesciences Corp.	12,200	779,702
#*Emergency Medical Services Corp. Class A	3,700	201,206
*Emergent BioSolutions, Inc.	21,390	386,526
#*Emeritus Corp.	28,900	538,985
*Encision, Inc.	800	800
*Endo Pharmaceuticals Holdings, Inc.	4,086	150,120
—*Endo Pharmaceuticals Solutions	21,829	24,012
*Endologix, Inc.	20,585	113,835
Ensign Group, Inc.	17,148	321,868
*Entremed, Inc.	63	268
*Enzo Biochem, Inc.	34,800	149,988
#*Enzon Pharmaceuticals, Inc.	14,464	162,720
*eResearch Technology, Inc.	38,743	295,222
#*Exact Sciences Corp.	5,900	40,474
*Exactech, Inc.	11,670	189,754
*Exelixis, Inc.	27,916	124,505
*Five Star Quality Care, Inc.	32,765	177,914
*Forest Laboratories, Inc.	9,100	300,755
*Fresenius Kabi Pharmaceuticals Holding, Inc.	20,127	938
*Furiex Pharmaceuticals, Inc.	450	5,180
#*Genomic Health, Inc.	6,185	87,580
*Genoptix, Inc.	1,500	25,530
*Gen-Probe, Inc.	4,037	195,512
*Gentiva Health Services, Inc.	33,575	781,626
*Genzyme Corp.	7,700	555,401
#*Geron Corp.	39,340	219,517
*Greatbatch, Inc.	21,800	474,150
*GTx, Inc.	6,400	17,920
#*Haemonetics Corp.	14,119	771,603
#*Halozyme Therapeutics, Inc.	14,525	106,468
*Hanger Orthopedic Group, Inc.	28,295	529,682
#*Hansen Medical, Inc.	6,681	11,425
*Harvard Bioscience, Inc.	35,325	139,180
*Health Management Associates, Inc.	1,620	12,976
*Health Net, Inc.	53,129	1,428,639
#*HealthSouth Corp.	17,216	311,437
*HealthSpring, Inc.	52,420	1,530,140
*HealthStream, Inc.	17,632	112,845
*Healthways, Inc.	27,301	286,114
*HeartWare International, Inc.	600	41,004
#*Helicos BioSciences Corp.	5,880	2,852
*Hemispherx Biopharma, Inc.	3,300	1,708
#*Henry Schein, Inc.	8,644	485,361
Hill-Rom Holdings, Inc.	35,996	1,394,845
#*Hi-Tech Pharmacal Co., Inc.	10,871	235,140

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*HMS Holdings Corp.	8,645	$519,651
*Hologic, Inc.	120,465	1,929,849
*Hooper Holmes, Inc.	6,931	4,848
*Hospira, Inc.	11,600	689,968
*Humana, Inc.	19,973	1,164,226
*ICU Medical, Inc.	11,000	401,500
*Idenix Pharmaceuticals, Inc.	18,945	82,032
*Idera Pharmaceuticals, Inc.	5,955	16,078
#*IDEXX Laboratories, Inc.	1,200	71,952
#*Illumina, Inc.	9,020	489,876
*Immucor, Inc.	5,050	87,870
#*ImmunoGen, Inc.	14,229	116,962
#*Immunomedics, Inc.	19,800	77,814
*Impax Laboratories, Inc.	16,778	316,098
#*Incyte Corp.	14,640	243,902
*Infinity Pharmaceuticals, Inc.	22,919	130,180
#*Inspire Pharmaceuticals, Inc.	16,400	114,800
*Insulet Corp.	8,544	136,277
*Integra LifeSciences Holdings Corp.	16,000	688,320
*IntegraMed America, Inc.	8,117	68,994
*Interleukin Genetics, Inc.	2,100	882
*InterMune, Inc.	433	5,690
#*Intuitive Surgical, Inc.	1,500	394,425
Invacare Corp.	30,200	815,400
*IPC The Hospitalist Co.	4,478	143,430
*Iridex Corp.	1,660	5,893
*IRIS International, Inc.	14,200	131,492
*Isis Pharmaceuticals, Inc.	5,093	46,550
#*IsoRay, Inc.	7,600	8,968
*ISTA Pharmaceuticals, Inc.	8,089	34,944
*Jazz Pharmaceuticals, Inc.	4,961	52,735
*Kendle International, Inc.	11,983	109,165
*Kensey Nash Corp.	9,515	256,524
*Keryx Biopharmaceuticals, Inc.	7,718	39,825
Kewaunee Scientific Corp.	1,631	18,251
*Kindred Healthcare, Inc.	15,800	216,776
*Kinetic Concepts, Inc.	8,192	311,542
*King Pharmaceuticals, Inc.	239,100	3,380,874
*K-V Pharmaceutical Co.	25,706	59,895
*K-V Pharmaceutical Co. Class B	3,160	7,868
#*Laboratory Corp. of America Holdings	3,947	320,970
Landauer, Inc.	2,300	140,507
*Lannet Co., Inc.	22,421	114,796
*LCA-Vision, Inc.	14,681	102,180
*LeMaitre Vascular, Inc.	8,590	55,835
*Lexicon Pharmaceuticals, Inc.	99,460	176,044
*LHC Group, Inc.	7,000	188,300
*Life Technologies Corp.	17,891	897,770
*LifePoint Hospitals, Inc.	50,981	1,729,276
*Ligand Pharmaceuticals, Inc. Class B	10,395	16,840
Lincare Holdings, Inc.	22,050	578,151
*Luminex Corp.	8,725	157,137
#*Luna Innovations, Inc.	3,800	7,068
*Magellan Health Services, Inc.	26,059	1,250,832
#*MAKO Surgical Corp.	5,084	54,806
#*Mannkind Corp.	28,630	182,659
*MAP Pharmaceuticals, Inc.	2,786	42,431
*Martek Biosciences Corp.	28,926	634,926
*Matrixx Initiatives, Inc.	7,197	38,576
*Maxygen, Inc.	41,232	264,297
*McKesson Corp.	9,400	620,212

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*MedAssets, Inc.	10,520	$195,041
*MedCath Corp.	18,232	180,679
*Medco Health Solutions, Inc.	12,000	630,360
*Medical Action Industries, Inc.	17,432	172,925
*Medicines Co. (The)	30,604	390,813
*MediciNova, Inc.	2,713	14,135
Medicis Pharmaceutical Corp. Class A	34,644	1,030,659
*Medivation, Inc.	1,581	18,261
*Mednax, Inc.	5,646	334,300
*MedQuist, Inc.	18,758	159,068
*MEDTOX Scientific, Inc.	7,196	84,409
Merck & Co., Inc.	46,047	1,670,585
*Merge Healthcare, Inc.	16,908	56,473
Meridian Bioscience, Inc.	7,080	162,061
*Merit Medical Systems, Inc.	22,602	357,338
#*Metabolix, Inc.	10,290	143,648
#*Metropolitan Health Networks, Inc.	21,195	89,867
*Micromet, Inc.	14,266	106,852
#*Molecular Insight Pharmaceuticals, Inc.	467	453
*Molina Healthcare, Inc.	25,800	668,736
#*Momenta Pharmaceuticals, Inc.	3,453	57,700
*MWI Veterinary Supply, Inc.	7,334	419,505
#*Mylan, Inc.	12,899	262,108
*Myrexis, Inc.	10,837	39,772
*Myriad Genetics, Inc.	7,600	151,468
*Nabi Biopharmaceuticals	53,443	262,405
*Nanosphere, Inc.	13,018	59,102
National Healthcare Corp.	11,350	413,254
National Research Corp.	2,917	82,055
*Natus Medical, Inc.	32,869	430,584
#*Nektar Therapeutics	9,514	138,619
*Neogen Corp.	9,514	317,958
*Neurocrine Biosciences, Inc.	15,279	124,371
#*NeurogesX, Inc.	3,642	25,385
*Neurometrix, Inc.	5,148	2,705
*Nighthawk Radiology Holdings, Inc.	25,794	165,340
*NovaMed, Inc.	7,448	87,514
#*Novavax, Inc.	28,152	68,409
#*NPS Pharmaceuticals, Inc.	15,771	98,253
#*NuVasive, Inc.	3,690	96,678
*NxStage Medical, Inc.	31,340	631,814
*Obagi Medical Products, Inc.	12,043	137,411
Omnicare, Inc.	86,837	2,094,508
*Omnicell, Inc.	31,788	444,078
*OncoGenex Pharmaceutical, Inc.	350	5,526
#*Oncothyreon, Inc.	8,300	28,552
*Onyx Pharmaceuticals, Inc.	6,700	179,761
*Opko Health, Inc.	2,600	7,176
#*Optimer Pharmaceuticals, Inc.	8,369	78,585
*OraSure Technologies, Inc.	51,704	210,435
#*Orexigen Therapeutics, Inc.	11,205	59,274
*Orthovita, Inc.	32,592	71,051
*Osiris Therapeutics, Inc.	6,952	51,097
*Osteotech, Inc.	17,855	115,879
Owens & Minor, Inc.	11,210	319,261
#*OXiGENE, Inc.	5,200	1,294
*Pain Therapeutics, Inc.	33,430	256,742
*Palomar Medical Technologies, Inc.	19,421	205,474
*Par Pharmaceutical Cos., Inc.	35,904	1,167,239
*Parexel International Corp.	27,700	595,550
#*Patterson Cos., Inc.	8,333	230,407

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*PDI, Inc.	12,744	$111,765
PDL BioPharma, Inc.	15,549	81,321
*PerkinElmer, Inc.	52,240	1,225,028
*Pernix Therapeutics Holdings, Inc.	943	3,593
#Perrigo Co.	9,800	645,624
*Pfizer, Inc.	368,206	6,406,784
#Pharmaceutical Products Development Service, Inc.	5,400	139,374
*Pharmasset, Inc.	1,542	57,825
#*PharmAthene, Inc.	1,665	5,844
*PharMerica Corp.	19,207	192,838
*PHC, Inc.	6,105	8,242
*PhotoMedex, Inc.	300	1,575
#*Poniard Pharmaceuticals, Inc.	9,454	5,035
*Pozen, Inc.	6,700	44,555
*Progenics Pharmaceuticals, Inc.	24,756	116,353
*ProPhase Labs, Inc.	6,052	7,262
*Prospect Medical Holdings, Inc.	12,810	108,116
*Providence Service Corp.	10,232	168,112
#*PSS World Medical, Inc.	17,300	408,799
Psychemedics Corp.	580	5,092
#*Psychiatric Solutions, Inc.	46,532	1,568,128
#Quality Systems, Inc.	2,200	141,372
Quest Diagnostics, Inc.	11,400	560,196
*Questcor Pharmaceuticals, Inc.	8,700	106,749
#*Quidel Corp.	16,539	191,191
*RadNet, Inc.	8,626	18,632
#*Raptor Pharmaceutical Corp.	378	1,270
*Regeneration Technologies, Inc.	45,384	112,098
*Regeneron Pharmaceuticals, Inc.	6,200	161,696
*RegeneRx Biopharmaceuticals, Inc.	728	181
*RehabCare Group, Inc.	18,896	420,058
*Repligen Corp.	30,484	118,278
*Repros Therapeutics, Inc.	186	244
*Res-Care, Inc.	27,419	362,753
#*ResMed, Inc.	9,600	305,952
*Rigel Pharmaceuticals, Inc.	15,304	127,176
*Rochester Medical Corp.	8,824	96,182
*Rockwell Medical Technologies, Inc.	5,990	51,035
*Salix Pharmaceuticals, Ltd.	24,502	926,911
*Sangamo BioSciences, Inc.	13,895	51,689
*Santarus, Inc.	17,075	53,445
#*Savient Pharmaceuticals, Inc.	941	11,678
*SciClone Pharmaceuticals, Inc.	30,197	101,764
*SCOLR Pharma, Inc.	1,270	698
*Seattle Genetics, Inc.	12,671	207,678
*Select Medical Holdings Corp.	16,521	123,577
#*Sequenom, Inc.	17,608	111,811
*Sirona Dental Systems, Inc.	13,986	526,573
*Skilled Healthcare Group, Inc.	13,500	50,625
*Solta Medical, Inc.	13,026	27,615
*SonoSite, Inc.	16,678	519,853
Span-American Medical System, Inc.	3,229	45,238
*Spectranetics Corp.	25,401	119,385
*Spectrum Pharmaceuticals, Inc.	22,010	93,542
*SRI/Surgical Express, Inc.	788	2,455
*St. Jude Medical, Inc.	11,500	440,450
*Staar Surgical Co.	13,837	72,921
*StemCells, Inc.	11,500	10,235
*Stereotaxis, Inc.	13,378	52,843
Steris Corp.	15,900	544,098
*Strategic Diagnostics, Inc.	10,362	17,512

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Sucampo Pharmaceuticals, Inc.	12,798	$43,257
*Sun Healthcare Group, Inc.	56,957	541,661
*SunLink Health Systems, Inc.	897	1,642
*Sunrise Senior Living, Inc.	31,464	107,922
*SuperGen, Inc.	51,446	143,020
*SurModics, Inc.	6,385	76,365
*Symmetry Medical, Inc.	32,000	283,200
*Synovis Life Technologies, Inc.	8,773	131,595
*Synta Pharmaceuticals Corp.	6,328	23,414
*Targacept, Inc.	11,876	294,050
#Techne Corp.	3,336	203,229
Teleflex, Inc.	24,296	1,354,502
*Tenet Healthcare Corp.	38,000	165,680
*Theragenics Corp.	14,207	17,333
#*Theravance, Inc.	7,045	143,577
*Thermo Fisher Scientific, Inc.	53,433	2,747,525
#*Thoratec Corp.	14,300	466,752
*TomoTherapy, Inc.	27,400	104,668
*TranS1, Inc.	12,636	28,684
*Transcend Services, Inc.	2,181	37,993
*Transcept Pharmaceuticals, Inc.	12,506	77,412
*Trimeris, Inc.	17,349	46,495
*Triple-S Management Corp.	19,523	329,353
*U.S. Physical Therapy, Inc.	10,926	205,081
#*United Therapeutics Corp.	5,700	342,000
UnitedHealth Group, Inc.	79,287	2,858,296
Universal American Corp.	70,014	1,125,825
Universal Health Services, Inc.	20,827	859,530
*Urologix, Inc.	3,584	2,903
Utah Medical Products, Inc.	3,113	88,783
*Valeant Pharmaceuticals International, Inc.	31,165	860,466
*Vanda Pharmaceuticals, Inc.	4,985	36,440
*Vascular Solutions, Inc.	8,147	88,232
*VCA Antech, Inc.	4,097	84,685
*Vertex Pharmaceuticals, Inc.	1,600	61,328
*Vical, Inc.	25,668	55,443
#*Viropharma, Inc.	67,623	1,106,312
*Vital Images, Inc.	17,739	235,929
#*Vivus, Inc.	19,500	150,930
*Volcano Corp.	928	22,662
*Watson Pharmaceuticals, Inc.	28,800	1,343,520
*WellCare Health Plans, Inc.	29,383	816,260
*WellPoint, Inc.	62,400	3,390,816
West Pharmaceutical Services, Inc.	20,015	714,335
*Wright Medical Group, Inc.	29,727	396,558
*XenoPort, Inc.	3,100	24,025
Young Innovations, Inc.	6,947	192,918
*Zalicus, Inc.	5,440	7,072
*Zimmer Holdings, Inc.	12,291	583,085
*Zoll Medical Corp.	17,500	569,275

Total Health Care		131,079,862

Industrials — (12.4%)
*3D Systems Corp.	17,589	454,500
A.O. Smith Corp.	12,897	722,619
*A.T. Cross Co.	6,731	47,117
#AAON, Inc.	9,874	242,407
*AAR Corp.	37,413	824,583
ABM Industries, Inc.	42,028	947,731
*Acacia Technologies Group	20,040	533,465
*ACCO Brands Corp.	35,600	221,788

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Aceto Corp.	27,610	$203,486
*Active Power, Inc.	4,800	8,640
Actuant Corp. Class A	55,702	1,251,624
Acuity Brands, Inc.	7,129	356,949
Administaff, Inc.	4,100	107,461
*Advisory Board Co. (The)	7,798	365,024
*Aecom Technology Corp.	11,926	315,920
*AeroCentury Corp.	789	12,908
*Aerosonic Corp.	970	2,706
*Aerovironment, Inc.	7,261	170,343
*AGCO Corp.	24,204	1,027,944
#*Air Transport Services Group, Inc.	54,624	367,073
Aircastle, Ltd.	69,572	640,758
#*AirTran Holdings, Inc.	75,610	559,514
Alamo Group, Inc.	10,881	261,144
*Alaska Air Group, Inc.	37,490	1,979,472
Albany International Corp.	22,400	456,960
Alexander & Baldwin, Inc.	46,560	1,603,061
#Allegiant Travel Co.	1,900	89,471
*Alliant Techsystems, Inc.	2,000	152,480
*Allied Defense Group, Inc.	6,064	16,373
*Allied Motion Technologies, Inc.	3,300	15,840
*Altra Holdings, Inc.	21,783	322,388
*Amerco, Inc.	19,792	1,629,277
#*American Commercial Lines, Inc.	11,680	387,192
*American Railcar Industries, Inc.	23,316	359,300
*American Reprographics Co.	37,026	263,625
American Science & Engineering, Inc.	5,381	443,125
#*American Superconductor Corp.	5,997	201,799
American Woodmark Corp.	13,119	232,206
Ameron International Corp.	8,400	577,584
Ametek, Inc.	8,453	456,885
Ampco-Pittsburgh Corp.	9,050	233,942
*AMR Corp.	28,600	225,368
*AMREP Corp.	5,440	54,182
*APAC Customer Services, Inc.	13,737	83,384
Apogee Enterprises, Inc.	28,000	293,720
Applied Industrial Technologies, Inc.	35,574	1,081,805
Applied Signal Technologies, Inc.	10,968	368,086
*Argan, Inc.	7,855	66,532
Arkansas Best Corp.	22,007	557,437
#*Armstrong World Industries, Inc.	45,546	1,901,545
#*ArvinMeritor, Inc.	84,905	1,407,725
*Astec Industries, Inc.	19,700	580,559
*Astronics Corp.	4,493	93,679
*Astronics Corp. Class B	325	9,458
*Atlas Air Worldwide Holdings, Inc.	20,230	1,057,220
*Avalon Holding Corp. Class A.	700	1,995
*Avery Dennison Corp.	7,200	261,720
*Avis Budget Group, Inc.	84,146	976,935
AZZ, Inc.	9,350	347,259
*Babcock & Wilcox Co.	4,536	103,512
#Badger Meter, Inc.	3,400	141,202
*Baker (Michael) Corp.	8,141	266,048
#Baldor Electric Co.	39,887	1,676,052
*Baldwin Technology Co. Class A.	9,038	9,580
Barnes Group, Inc.	43,296	787,554
Barrett Business Services, Inc.	10,251	157,353
*BE Aerospace, Inc.	22,275	818,829
*Beacon Roofing Supply, Inc.	35,822	528,733
Belden, Inc.	24,180	674,622

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Blount International, Inc.	11,297	$169,455
*BlueLinx Holdings, Inc.	24,506	77,194
Bowne & Co., Inc.	33,410	379,204
Brady Co. Class A	19,300	593,475
*Breeze-Eastern Corp.	6,094	42,201
#Briggs & Stratton Corp.	49,341	868,402
Brink’s Co. (The)	15,849	374,036
#*Broadwind Energy, Inc.	700	1,330
*BTU International, Inc.	5,509	39,555
Bucyrus International, Inc.	3,787	258,122
*Builders FirstSource, Inc.	22,112	44,666
*CAI International, Inc.	20,115	331,898
Carlisle Cos., Inc.	20,708	726,230
Cascade Corp.	10,610	375,488
*Casella Waste Systems, Inc.	20,371	100,429
#*CBIZ, Inc.	49,100	290,672
CDI Corp.	18,296	262,182
*CECO Environmental Corp.	9,913	54,621
*Celadon Group, Inc.	20,512	266,041
#*Cenveo, Inc.	14,399	79,194
*Ceradyne, Inc.	23,464	558,678
*Champion Industries, Inc.	6,476	7,188
*Chart Industries, Inc.	21,734	506,402
Chase Corp.	6,561	104,057
Chicago Rivet & Machine Co.	408	7,515
*Cintas Corp.	11,185	307,252
CIRCOR International, Inc.	15,100	529,708
CLAROC, Inc.	7,342	291,184
*Clean Harbors, Inc.	1,777	125,278
*Coleman Cable, Inc.	3,445	24,597
*Colfax Corp.	16,278	261,587
*Columbus McKinnon Corp.	18,000	316,080
Comfort Systems USA, Inc.	33,180	379,911
*Command Security Corp.	5,329	11,297
*Commercial Vehicle Group, Inc.	6,200	83,266
*Competitive Technologies, Inc.	3,200	3,872
CompX International, Inc.	2,300	26,726
*Consolidated Graphics, Inc.	10,200	474,810
Con-way, Inc.	12,700	419,227
Cooper Industries P.L.C.	9,384	491,909
*Copart, Inc.	9,140	309,480
Corporate Executive Board Co.	6,786	211,995
*Corrections Corp. of America	30,482	782,473
*CoStar Group, Inc.	10,540	523,416
Courier Corp.	16,697	247,116
Covanta Holding Corp.	48,903	771,689
*Covenant Transportation Group, Inc.	10,616	77,709
*CPI Aerostructures, Inc.	5,296	58,839
*CRA International, Inc.	11,485	214,195
Crane Co.	8,186	313,196
*CSX Corp.	40,180	2,469,061
Cubic Corp	17,050	742,868
*Cummins, Inc.	5,600	493,360
Curtiss-Wright Corp.	25,912	800,163
Danaher Corp.	22,520	976,467
Deere & Co.	6,800	522,240
*Delta Air Lines, Inc.	61,200	850,068
Deluxe Corp.	10,195	208,386
#Diamond Management & Technology Consultants, Inc.	18,145	226,268
#*Dollar Thrifty Automotive Group, Inc.	21,400	992,960
Donaldson Co., Inc.	1,400	68,208

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Dover Corp.	14,909	$791,668
Ducommun, Inc.	11,679	250,748
*DXP Enterprises, Inc.	10,298	196,074
*Dycom Industries, Inc.	33,688	360,462
*Dynamex, Inc.	8,677	183,432
Dynamic Materials Corp.	11,025	171,218
*Eagle Bulk Shipping, Inc.	38,419	197,089
#Eastern Co.	5,035	89,271
*Eaton Corp.	11,800	1,048,194
Ecology & Environment, Inc. Class A	1,941	26,165
*EMCOR Group, Inc.	48,974	1,265,978
*Emerson Electric Co.	1,000	54,900
#Empire Resources, Inc.	7,000	26,250
Encore Wire Corp.	20,806	431,933
*Ener1, Inc.	26,288	95,163
*Energy Conversion Devices, Inc.	23,200	104,632
#*Energy Recovery, Inc.	1,300	4,628
EnergySolutions, Inc.	67,076	314,586
*EnerNOC, Inc.	174	5,232
*EnerSys	39,610	1,044,120
Ennis, Inc.	35,570	641,683
*EnPro Industries, Inc.	21,672	761,554
*Environmental Tectonics Corp.	400	1,320
*Equifax, Inc.	5,610	185,859
ESCO Technologies, Inc.	18,644	639,116
Espey Manufacturing & Electronics Corp.	3,027	73,405
*Esterline Technologies Corp.	37,098	2,242,203
#*Evergreen Solar, Inc.	62,567	58,187
#*Excel Maritime Carriers, Ltd.	42,255	245,924
*Exponent, Inc.	10,060	321,115
*Express-1 Expedited Solutions, Inc.	1,122	2,749
*ExpressJet Holdings, Inc.	11,700	78,741
Federal Signal Corp.	42,606	240,724
FedEx Corp.	16,365	1,435,538
*Flanders Corp.	26,480	89,238
*Flow International Corp.	41,753	110,228
Flowserve Corp.	3,400	340,000
*Fluor Corp.	4,319	208,133
*Fortune Industries, Inc.	800	227
Forward Air Corp.	7,100	190,848
*Franklin Covey Co.	20,197	169,251
Franklin Electric Co., Inc.	17,772	641,747
#Freightcar America, Inc.	11,627	307,650
*Frozen Food Express Industries	10,890	34,412
#*FTI Consulting, Inc.	23,079	818,381
*Fuel Tech, Inc.	9,971	60,723
*FuelCell Energy, Inc.	7,606	8,671
*Furmanite Corp.	31,207	179,440
G & K Services, Inc. Class A	16,853	416,606
Gardner Denver Machinery, Inc.	20,835	1,204,680
#GATX Corp.	50,400	1,595,664
#*Genco Shipping & Trading, Ltd.	25,238	417,689
*Gencor Industries, Inc.	4,412	32,340
*GenCorp, Inc.	18,666	90,903
*General Cable Corp.	9,059	253,108
*General Dynamics Corp.	18,008	1,226,705
General Electric Co.	601,020	9,628,340
*Genesee & Wyoming, Inc.	27,983	1,293,654
*GEO Group, Inc. (The)	61,656	1,581,476
*GeoEye, Inc.	14,608	646,696
*Gibraltar Industries, Inc.	26,350	240,576

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Goodrich Corp.	8,308	$681,838
#Gorman-Rupp Co. (The)	11,003	328,109
*GP Strategies Corp.	15,455	134,149
Graco, Inc.	2,738	94,215
*Graftech International, Ltd.	9,800	161,406
Graham Corp.	7,250	123,032
#Granite Construction, Inc.	13,756	332,620
Great Lakes Dredge & Dock Corp.	54,260	335,869
*Greenbrier Cos., Inc.	16,428	298,990
*Griffon Corp.	58,333	687,746
#*GT Solar International, Inc.	6,100	50,203
*H&E Equipment Services, Inc.	29,960	291,211
Hardinge, Inc.	9,917	79,138
Harsco Corp.	16,212	375,794
#*Hawaiian Holdings, Inc.	51,268	375,282
*Hawk Corp.	7,000	348,810
Healthcare Services Group, Inc.	8,405	201,972
Heartland Express, Inc.	18,761	279,727
HEICO Corp.	7,368	366,779
HEICO Corp. Class A	14,445	536,487
#Heidrick & Struggles International, Inc.	15,341	329,525
*Heritage-Crystal Clean, Inc.	1,500	15,120
*Herley Industries, Inc.	13,159	218,571
Herman Miller, Inc.	11,372	218,684
*Hertz Global Holdings, Inc.	60,079	680,094
*Hexcel Corp.	42,578	756,611
*Hill International, Inc.	34,720	186,446
HNI Corp.	22,562	556,379
#*Hoku Corp.	41,071	114,999
*Honeywell International, Inc.	5,800	273,238
Horizon Lines, Inc.	38,884	167,590
Houston Wire & Cable Co.	10,405	119,970
*Hub Group, Inc. Class A	14,198	461,009
Hubbell, Inc. Class A	1,484	75,758
Hubbell, Inc. Class B	8,716	470,838
*Hudson Highland Group, Inc.	22,583	79,492
*Hurco Cos., Inc.	6,000	110,400
*Huron Consulting Group, Inc.	11,335	225,680
*ICF International, Inc.	17,062	437,128
*Identive Group, Inc.	7,400	16,428
#IDEX Corp.	28,472	1,027,270
IESI-BFC, Ltd.	4,876	114,001
*IHS, Inc.	4,200	303,408
*II-VI, Inc.	9,100	357,994
Illinois Tool Works, Inc.	10,317	471,487
Ingersoll-Rand P.L.C.	6,897	271,121
*Innerworkings, Inc.	40,265	276,621
*Innotrac Corp.	2,916	3,412
*Innovative Solutions & Support, Inc.	16,826	102,470
*Insituform Technologies, Inc.	30,060	649,296
Insteel Industries, Inc.	16,365	140,575
*Integrated Electrical Services, Inc.	12,442	45,413
Interface, Inc. Class A	29,193	420,087
*Interline Brands, Inc.	31,703	636,913
International Shipholding Corp.	1,100	30,767
Intersections, Inc.	12,582	122,297
Iron Mountain, Inc.	17,586	383,199
#*ITT Industries, Inc.	13,398	632,252
J.B. Hunt Transport Services, Inc.	6,000	215,760
*Jacobs Engineering Group, Inc.	8,836	341,158
#*JetBlue Airways Corp.	241,448	1,685,307

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
John Bean Technologies Corp.	7,374	$126,095
*Kadant, Inc.	1,953	38,396
Kaman Corp. Class A	19,314	520,512
*Kansas City Southern.	26,344	1,154,394
Kaydon Corp.	22,627	789,003
KBR, Inc.	2,176	55,270
*Kelly Services, Inc. Class A	44,500	660,825
*Kelly Services, Inc. Class B	700	10,059
Kennametal, Inc.	66,551	2,272,051
*Key Technology, Inc.	3,699	55,485
*Kforce, Inc.	41,201	618,427
Kimball International, Inc. Class B	22,501	136,806
#*Kirby Corp.	22,546	969,253
#Knight Transportation, Inc.	16,890	301,824
Knoll, Inc.	9,371	142,158
*Korn/Ferry International	38,226	673,924
*Kratos Defense & Security Solutions, Inc.	14,055	160,227
L.S. Starrett Co. Class A	4,553	53,088
*L-3 Communications Holdings, Inc.	8,264	596,578
*LaBarge, Inc.	15,033	190,769
*Ladish Co., Inc.	13,777	440,726
Landstar System, Inc.	2,329	87,617
Lawson Products, Inc.	8,415	155,088
*Layne Christensen Co.	16,642	464,977
*LB Foster Co. Class A	8,824	291,368
*LECG Corp.	22,233	19,120
#Lennox International, Inc.	5,950	244,010
*LGL Group, Inc.	1,300	33,748
Lincoln Electric Holdings, Inc.	9,700	579,672
#Lindsay Corp.	6,500	374,725
*LMI Aerospace, Inc.	10,300	168,199
LSI Industries, Inc.	32,842	303,788
*Lydall, Inc.	14,252	105,892
*M&F Worldwide Corp.	17,844	479,647
*Magnetek, Inc.	11,977	14,253
*Manitex International, Inc.	3,300	8,580
#Manitowoc Co., Inc. (The)	58,740	654,364
Manpower, Inc.	11,545	631,858
Marten Transport, Ltd.	19,782	420,170
*Masco Corp.	62,664	667,998
*MasTec, Inc.	36,401	444,092
*McDermott International, Inc.	12,791	197,365
McGrath RentCorp.	19,623	496,658
#*Media Sciences International, Inc.	505	119
*Metalico, Inc.	45,886	199,145
Met-Pro Corp.	14,009	158,162
*MFRI, Inc.	3,651	31,727
#*Microvision, Inc.	19,600	40,180
*Middleby Corp.	4,499	335,895
Miller Industries, Inc.	10,623	142,986
#Mine Safety Appliances Co.	21,322	600,428
#*Mobile Mini, Inc.	35,380	616,673
#*Monster Worldwide, Inc.	50,870	918,712
*Moog, Inc.	26,689	1,003,506
*Moog, Inc. Class B	2,383	89,339
MSC Industrial Direct Co., Inc. Class A.	2,591	147,532
Mueller Industries, Inc.	35,636	1,047,698
Mueller Water Products, Inc.	129,705	391,709
Multi-Color Corp.	9,756	155,608
*MYR Group, Inc.	18,069	281,696
NACCO Industries, Inc. Class A	5,819	577,594

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
National Technical Systems, Inc.	10,048	$79,580
*Navigant Consulting, Inc.	35,209	322,162
#*NCI Building Systems, Inc.	2,446	24,240
*NN, Inc.	13,749	114,392
Nordson Corp.	5,435	424,039
*Norfolk Southern Corp.	45,676	2,808,617
*Northrop Grumman Corp.	26,510	1,675,697
*Northwest Pipe Co.	8,415	158,370
*Ocean Power Technologies, Inc.	7,031	45,983
*Old Dominion Freight Line, Inc.	35,562	997,514
Omega Flex, Inc.	4,638	63,912
*On Assignment, Inc.	32,356	182,811
*Orbital Sciences Corp.	32,134	521,856
*Orion Energy Systems, Inc.	17,400	58,290
*Orion Marine Group, Inc.	9,455	118,282
*Oshkosh Corp.	19,041	561,900
*Owens Corning, Inc.	107,808	2,915,128
*P.A.M. Transportation Services, Inc.	8,021	88,071
#*PACCAR, Inc.	1,786	91,550
#*Pacer International, Inc.	31,370	174,731
*Pall Corp.	7,100	302,957
*Paragon Technologies, Inc.	1,500	4,275
*Parker Hannifin Corp.	8,301	635,442
*Park-Ohio Holdings Corp.	12,584	199,960
*Patrick Industries, Inc.	3,895	7,517
*Patriot Transportation Holding, Inc.	2,169	147,514
Pentair, Inc.	24,866	813,864
*PGT, Inc.	19,019	39,940
*Pike Electric Corp.	34,290	259,232
*Pinnacle Airlines Corp.	22,177	127,740
#*Pitney Bowes, Inc.	4,400	96,536
*Plug Power, Inc.	45,990	22,075
#*PMFG, Inc.	7,556	118,251
*Polypore International, Inc.	36,714	1,221,475
Portec Rail Products, Inc.	8,400	97,440
*Powell Industries, Inc.	9,958	307,304
#*Power-One, Inc.	71,830	747,750
*PowerSecure International, Inc.	21,567	202,945
*Precision Castparts Corp.	2,900	396,082
Preformed Line Products Co.	4,617	197,284
*PRGX Global, Inc.	9,645	57,870
Providence & Worcester Railroad Co.	1,456	18,957
*Quality Distribution, Inc.	14,805	105,856
Quanex Building Products Corp.	31,374	565,359
*Quanta Services, Inc.	19,368	380,775
*R. R. Donnelley & Sons Co.	30,737	567,098
Raven Industries, Inc.	6,900	283,728
*Raytheon Co.	13,000	599,040
*RBC Bearings, Inc.	12,943	431,261
*RCM Technologies, Inc.	6,427	32,456
*Real Goods Solar, Inc.	665	2,188
Regal-Beloit Corp.	19,100	1,102,261
#*Republic Airways Holdings, Inc.	16,339	151,789
Republic Services, Inc.	32,775	977,023
Resources Connection, Inc.	50,734	821,383
Robbins & Myers, Inc.	26,256	762,212
#*Robert Half International, Inc.	4,300	116,573
*Rockwell Automation, Inc.	9,200	573,804
Rollins, Inc.	7,650	199,282
*Roper Industries, Inc.	8,488	589,322
*RSC Holdings, Inc.	34,262	276,837

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Rush Enterprises, Inc. Class A	24,648	$391,657
*Rush Enterprises, Inc. Class B	4,506	67,635
*Ryder System, Inc.	66,622	2,914,712
*Saia, Inc.	14,400	208,512
*Sauer-Danfoss, Inc.	31,202	689,876
Schawk, Inc.	24,582	477,382
*School Specialty, Inc.	19,188	257,119
Seaboard Corp.	517	958,544
Servotronics, Inc.	1,499	14,990
*SFN Group, Inc.	1,993	15,107
*Shaw Group, Inc.	9,216	281,641
#Ship Finance International, Ltd.	17,546	352,850
SIFCO Industries, Inc.	4,350	59,421
Simpson Manufacturing Co., Inc.	40,212	1,068,835
SkyWest, Inc.	76,589	1,161,089
*SL Industries, Inc.	9,000	136,710
SmartPros, Ltd.	1,700	4,080
*Southwest Airlines Co.	136,974	1,884,762
*Sparton Corp.	6,802	49,723
*Spire Corp.	4,715	27,536
*Spirit Aerosystems Holdings, Inc.	27,202	588,651
#SPX Corp.	14,229	954,197
*Standard Parking Corp.	9,108	155,656
#Standard Register Co.	18,700	60,027
Standex International Corp.	11,941	321,571
#Steelcase, Inc. Class A	69,400	583,654
#*Stericycle, Inc.	2,400	172,176
*Sterling Construction Co., Inc.	14,522	177,168
Sun Hydraulics, Inc.	9,230	286,776
*SunPower Corp. Class A	5,664	77,257
*SunPower Corp. Class B	2,797	36,920
Superior Uniform Group, Inc.	9,577	100,942
*Supreme Industries, Inc.	4,847	11,148
*SYKES Enterprises, Inc.	37,006	614,670
*Sypris Solutions, Inc.	16,033	53,390
#TAL International Group, Inc.	27,457	769,345
#*Taser International, Inc.	40,685	161,113
*Team, Inc.	15,790	313,274
*Tech/Ops Sevcon, Inc.	1,971	11,333
Technology Research Corp.	2,417	8,846
*Tecumseh Products Co. Class A	10,800	139,860
*Tecumseh Products Co. Class B	2,690	32,710
*Teledyne Technologies, Inc.	17,836	741,443
Tennant Co.	10,587	355,194
*Terex Corp.	48,746	1,094,348
*Tetra Tech, Inc.	25,739	542,063
#Textainer Group Holdings, Ltd.	34,000	883,320
#Textron, Inc.	27,184	565,971
*Thomas & Betts Corp.	32,497	1,415,244
*Thomas Group, Inc.	123	295
Timken Co.	88,398	3,661,445
#Titan International, Inc.	30,018	455,373
*Titan Machinery, Inc.	16,293	316,736
Todd Shipyards Corp.	5,337	87,313
Toro Co.	3,900	221,364
#Towers Watson & Co.	5,900	303,378
*Track Data Corp.	21	1,989
*Trailer Bridge, Inc.	3,360	10,416
TransDigm Group, Inc.	4,939	327,308
*TRC Cos., Inc.	13,148	31,818
Tredegar Industries, Inc.	22,267	429,530

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Trex Co., Inc.	12,346	$221,611
*Trimas Corp.	29,364	464,832
Trinity Industries, Inc.	79,600	1,809,308
Triumph Group, Inc.	14,728	1,231,114
*TrueBlue, Inc.	35,453	498,115
*Tufco Technologies, Inc.	2,000	6,480
*Tutor Perini Corp.	31,843	739,076
Twin Disc, Inc.	16,900	344,084
*Tyco International, Ltd.	18,011	689,461
*U.S. Home Systems, Inc.	2,329	7,197
#*Ultralife Corp.	15,995	83,974
UniFirst Corp.	12,200	561,566
*Union Pacific Corp.	38,880	3,408,998
*United Capital Corp.	5,200	140,608
*United Continental Holdings, Inc.	77,115	2,239,420
*United Rentals, Inc.	57,586	1,082,041
*United Stationers, Inc.	16,997	955,231
*United Technologies Corp.	14,283	1,067,940
Universal Forest Products, Inc.	16,900	509,366
*Universal Power Group, Inc.	800	2,600
*Universal Security Instruments, Inc.	500	3,300
*Universal Truckload Services, Inc.	14,555	208,864
*UQM Technologies, Inc.	8,725	20,591
*URS Corp.	41,700	1,623,381
*US Airways Group, Inc.	31,644	373,083
US Ecology, Inc.	11,972	194,186
*USA Truck, Inc.	12,082	165,765
*USG Corp.	75,696	959,825
UTi Worldwide, Inc.	4,818	92,602
Valmont Industries, Inc.	5,100	402,135
*Valpey Fisher Corp.	2,221	6,885
*Versar, Inc.	6,758	21,626
Viad Corp.	23,700	473,052
#Vicor Corp.	27,815	495,385
Virco Manufacturing Corp.	21,836	63,979
*Vishay Precision Group, Inc.	18,386	312,562
*Volt Information Sciences, Inc.	24,400	197,152
VSE Corp.	4,200	148,050
#*W.W. Grainger, Inc.	3,802	471,562
*Wabash National Corp.	25,715	207,263
Wabtec Corp.	5,644	264,365
*Waste Connections, Inc.	19,603	798,626
*Waste Management, Inc.	16,900	603,668
Watsco, Inc. Class A	7,900	442,163
Watsco, Inc. Class B	1,100	62,909
Watts Water Technologies, Inc.	30,800	1,083,236
*WCA Waste Corp.	11,621	57,640
#Werner Enterprises, Inc.	35,198	750,421
*WESCO International, Inc.	26,617	1,139,740
*Willdan Group, Inc.	5,114	17,285
*Willis Lease Finance Corp.	6,065	74,418
#Woodward Governor Co.	7,110	222,827
#*YRC Worldwide, Inc.	1,511	6,664

Total Industrials		216,590,461

Information Technology — (11.8%)
*ACI Worldwide, Inc.	11,752	286,396
*Acme Packet, Inc.	16,073	635,687
*Acorn Energy, Inc.	8,330	36,485
*Actel Corp.	26,397	550,641
*ActivIdentity Corp.	36,881	119,126

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Activision Blizzard, Inc.	50,063	$574,223
*Actuate Corp.	49,152	237,896
*Acxiom Corp.	63,337	1,111,564
*ADC Telecommunications, Inc.	45,900	582,471
*ADDvantage Technologies Group, Inc.	6,355	20,400
*Adept Technology, Inc.	3,300	20,922
*ADPT Corp.	115,368	346,104
Adtran, Inc.	8,200	264,614
*Advanced Analogic Technologies, Inc.	34,377	129,258
*Advanced Energy Industries, Inc.	38,336	550,505
#*Advanced Micro Devices, Inc.	51,208	375,355
*Advanced Photonix, Inc.	3,600	3,564
#*Advent Software, Inc.	5,100	273,972
*Aehr Test Systems	2,692	3,230
*Aetrium, Inc.	6,505	15,937
*Agilent Technologies, Inc.	15,200	528,960
*Agilysys, Inc.	22,300	133,800
*Akamai Technologies, Inc.	5,673	293,124
#*Alliance Data Systems Corp.	2,000	121,440
#*Altera Corp.	12,700	396,367
*Amdocs, Ltd.	1,554	47,677
American Software, Inc. Class A	24,803	149,810
#*Amkor Technology, Inc.	35,700	257,397
Amphenol Corp.	6,650	333,364
*Amtech Systems, Inc.	7,500	125,550
*Anadigics, Inc.	53,000	358,810
*Analog Devices, Inc.	18,600	626,262
*Anaren, Inc.	15,344	256,705
#*Anixter International, Inc.	13,000	697,970
#*Ansys, Inc.	7,505	339,601
*AOL, Inc.	35,384	944,045
*Applied Materials, Inc.	46,783	578,238
*Applied Micro Circuits Corp.	68,408	688,869
*Ariba, Inc.	49,097	922,042
*Arris Group, Inc.	91,686	853,597
*Arrow Electronics, Inc.	80,220	2,375,314
*Art Technology Group, Inc.	54,959	230,278
#*Aruba Networks, Inc.	17,842	390,918
*Aspen Technology, Inc.	9,500	106,400
Astro-Med, Inc.	5,163	36,296
*Atheros Communications, Inc.	12,521	388,652
*Atmel Corp.	102,100	904,606
*ATMI, Inc.	28,700	507,129
*ATS Corp.	438	1,332
*AuthenTec, Inc.	21,580	45,965
#*Authentidate Holding Corp.	4,472	2,550
*Autobytel, Inc.	11,121	9,451
#*Autodesk, Inc.	500	18,090
*Aviat Networks, Inc.	46,640	212,212
*Avid Technology, Inc.	43,600	550,232
*Avnet, Inc.	22,750	677,495
AVX Corp.	163,421	2,343,457
*Aware, Inc.	18,171	51,606
*Axcelis Technologies, Inc.	14,197	30,524
*AXT, Inc.	24,347	200,863
Bel Fuse, Inc. Class A	3,300	77,220
Bel Fuse, Inc. Class B	8,677	197,922
*Benchmark Electronics, Inc.	77,718	1,276,907
*BigBand Networks, Inc.	43,005	127,725
Black Box Corp.	26,915	893,578
#Blackbaud, Inc.	17,320	439,755

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Blackboard, Inc.	3,600	$150,264
*Blue Coat Systems, Inc.	19,819	534,518
*BMC Software, Inc.	2,200	100,012
*Bottomline Technologies, Inc.	25,300	455,906
*Brightpoint, Inc.	66,745	499,920
Broadridge Financial Solutions, Inc.	6,565	144,430
*BroadVision, Inc.	1,249	13,939
*Brocade Communications Systems, Inc.	51,367	324,639
*Brooks Automation, Inc.	52,013	353,168
*Bsquare Corp.	5,761	21,604
*CA, Inc.	17,400	403,854
*Cabot Microelectronics Corp.	19,600	757,148
*CACI International, Inc.	24,913	1,248,640
*Cadence Design Systems, Inc.	23,700	200,739
*CalAmp Corp.	10,864	26,617
*Callidus Software, Inc.	19,786	97,149
*Cascade Microtech, Inc.	9,961	35,860
Cass Information Systems, Inc.	6,823	235,598
*Cavium Networks, Inc.	412	13,130
*CEVA, Inc.	22,113	409,312
*Checkpoint Systems, Inc.	36,700	807,400
*Chyron International Corp.	1,400	2,422
*Ciber, Inc.	43,450	159,462
*Ciena Corp.	141	1,958
#*Cirrus Logic, Inc.	72,696	934,144
*Citrix Systems, Inc.	12,000	768,840
*Clearfield, Inc.	5,700	16,416
Cognex Corp.	31,347	836,965
*Cogo Group, Inc.	3,848	29,283
*Coherent, Inc.	12,059	505,996
Cohu, Inc.	21,417	307,334
*Comarco, Inc.	4,970	10,437
*CommScope, Inc.	23,011	728,528
Communications Systems, Inc.	13,122	155,627
*CommVault Systems, Inc.	8,607	249,001
*Compellent Technologies, Inc.	363	9,173
*Computer Sciences Corp.	62,937	3,087,060
*Computer Task Group, Inc.	14,243	113,659
*Compuware Corp.	54,317	543,713
*comScore, Inc.	8,100	190,431
*Comtech Telecommunications Corp.	21,646	667,130
*Comverge, Inc.	11,866	90,775
*Concur Technologies, Inc.	3,457	178,450
*Concurrent Computer Corp.	7,430	47,478
*Conexant Systems, Inc.	15,878	23,976
#*Constant Contact, Inc.	2,717	62,491
*Convergys Corp.	104,097	1,178,378
*CoreLogic, Inc.	91,258	1,603,403
*Corning, Inc.	100,823	1,843,044
*CPI International, Inc.	15,549	219,552
*Cray, Inc.	28,909	172,876
#*Cree, Inc.	9,700	497,513
*CSG Systems International, Inc.	13,500	262,440
*CSP, Inc.	2,269	10,392
CTS Corp.	3,700	37,555
*CyberOptics Corp.	6,236	47,394
*Cymer, Inc.	25,539	943,666
*Cypress Semiconductor Corp.	25,986	366,403
Daktronics, Inc.	26,419	288,495
*Datalink Corp.	8,226	34,714
*Dataram Corp.	7,900	19,276

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
DDi Corp.	15,252	$156,791
*DealerTrack Holdings, Inc.	33,959	656,088
*Deltek, Inc.	15,643	122,954
#*DemandTec, Inc.	4,600	48,668
#*DG FastChannel, Inc.	13,950	328,522
*Dice Holdings, Inc.	34,185	309,374
Diebold, Inc.	16,268	498,614
*Digi International, Inc.	23,352	225,580
*Digimarc Corp.	5,534	151,687
#*Digital River, Inc.	17,709	659,837
*DigitalGlobe, Inc.	5,300	173,045
*Diodes, Inc.	21,200	465,976
*Ditech Networks, Inc.	2,120	3,010
*Dolby Laboratories, Inc.	1,000	61,680
*Dot Hill Systems Corp.	26,239	53,528
*DSP Group, Inc.	20,467	146,544
#DST Systems, Inc.	5,400	233,658
#*DTS, Inc.	8,999	358,160
*Dynamics Research Corp.	8,800	99,440
Earthlink, Inc.	84,762	762,010
*eBay, Inc.	44,237	1,318,705
#*Ebix, Inc.	7,680	189,696
*Echelon Corp.	20,272	159,541
*EchoStar Corp.	25,911	549,313
*Edgewater Technology, Inc.	5,579	16,402
*Elecsys Corp.	1,496	5,760
Electro Rent Corp.	25,012	371,678
*Electro Scientific Industries, Inc.	23,540	273,535
*Electronic Arts, Inc.	18,423	292,005
*Electronics for Imaging, Inc.	63,383	867,713
*eLoyalty Corp.	2,021	14,127
*EMC Corp.	65,200	1,369,852
*EMS Technologies, Inc.	14,100	251,544
*Emulex Corp.	63,957	729,110
*EndWave Corp.	5,400	12,798
*Entegris, Inc.	161,194	963,940
*Entorian Technologies, Inc.	1,807	5,566
*Entropic Communications, Inc.	35,200	294,272
*Epicor Software Corp.	51,239	481,647
EPIQ Systems, Inc.	31,269	366,473
*ePlus, Inc.	7,163	150,638
*Equinix, Inc.	3,982	335,444
*Euronet Worldwide, Inc.	39,419	711,907
*Exar Corp.	39,542	262,954
*ExlService Holdings, Inc.	25,379	483,470
*Extreme Networks	76,499	244,032
*F5 Networks, Inc.	3,400	400,180
FactSet Research Systems, Inc.	1,928	169,240
#Fair Isaac Corp.	37,639	904,842
*Fairchild Semiconductor International, Inc.	103,659	1,168,237
*FalconStor Software, Inc.	26,540	72,720
#*Faro Technologies, Inc.	15,031	362,848
*FEI Co.	31,392	683,090
Fidelity National Information Services, Inc.	94,062	2,549,080
#*Finisar Corp.	6,087	103,540
*Fiserv, Inc.	9,723	530,098
#*FLIR Systems, Inc.	9,520	265,037
*FormFactor, Inc.	37,954	369,292
*Forrester Research, Inc.	12,672	419,063
*Frequency Electronics, Inc.	6,800	40,800
*FSI International, Inc.	22,098	59,444

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Gartner Group, Inc.	8,459	$268,066
*Gerber Scientific, Inc.	21,639	144,765
*GigOptix, Inc.	663	1,459
*Global Cash Access, Inc.	24,622	89,624
Global Payments, Inc.	3,700	144,152
*Globalscape, Inc.	1,698	4,160
*Globecomm Systems, Inc.	24,111	215,793
*GSE Systems, Inc.	2,558	9,158
*GSI Commerce, Inc.	5,375	131,258
*GSI Technology, Inc.	24,498	170,261
*GTSI Corp.	4,675	21,458
*Guidance Software, Inc.	10,338	66,783
*Hackett Group, Inc.	36,892	143,879
*Harmonic, Inc.	70,571	492,586
#*Harris Corp.	8,150	368,298
*Hauppauge Digital, Inc.	4,003	9,807
Heartland Payment Systems, Inc.	7,878	112,498
*Henry Bros. Electronics, Inc.	2,900	20,126
Hewlett-Packard Co.	48,850	2,054,631
*Hittite Microwave Corp.	6,714	346,912
*HSW International, Inc.	512	3,282
*Hughes Communications, Inc.	12,150	344,938
*Hutchinson Technology, Inc.	22,305	76,060
*Hypercom Corp.	47,960	285,842
*I.D. Systems, Inc.	8,778	19,750
*IAC/InterActiveCorp.	143,788	4,011,685
*IEC Electronics Corp.	5,600	29,008
iGATE Corp.	36,563	747,348
*Ikanos Communications, Inc.	8,330	9,496
*Imation Corp.	38,843	378,331
Imergent, Inc.	4,000	18,000
*Immersion Corp.	28,576	175,742
*Infinera Corp.	33,700	276,003
#*Informatica Corp.	9,984	406,249
*InfoSpace, Inc.	41,125	347,095
*Ingram Micro, Inc.	166,139	2,934,015
*Innodata Isogen, Inc.	11,315	35,076
*Insight Enterprises, Inc.	69,961	1,057,810
*Integral Systems, Inc.	16,500	140,250
*Integrated Device Technology, Inc.	198,187	1,167,321
*Integrated Silicon Solution, Inc.	22,082	165,836
*Intel Corp.	176,424	3,540,830
*Intellicheck Mobilisa, Inc.	2,300	2,806
*Interactive Intelligence, Inc.	7,999	197,655
#*InterDigital, Inc.	7,039	236,299
*Intermec, Inc.	49,447	576,058
*Internap Network Services Corp.	47,681	238,405
*International Rectifier Corp.	68,216	1,584,658
*Internet Brands, Inc.	36,145	478,560
*Internet Capital Group, Inc.	28,715	358,650
*Interphase Corp.	4,200	6,342
#Intersil Corp. Class A	87,325	1,143,084
*Intest Corp.	2,202	6,606
*Intevac, Inc.	20,400	206,040
*IntriCon Corp.	6,777	29,141
*Intuit, Inc.	8,000	384,000
*INX, Inc.	5,330	29,528
*IPG Photonics Corp.	42,031	945,698
#*Isilon Systems, Inc.	15,856	451,420
*Iteris, Inc.	13,000	18,460
*Itron, Inc.	10,683	649,206

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Ixia	60,321	$944,024
*IXYS Corp.	35,507	363,592
#*j2 Global Communications, Inc.	4,415	116,335
#*Jabil Circuit, Inc.	71,155	1,091,518
Jack Henry & Associates, Inc.	10,749	291,943
*JDA Software Group, Inc.	33,874	857,012
*JDS Uniphase Corp.	26,000	273,260
*Juniper Networks, Inc.	16,423	531,941
Keithley Instruments, Inc.	11,000	237,380
*Kemet Corp.	8,400	31,416
*Kenexa Corp.	17,684	323,440
*KEY Tronic Corp.	9,315	59,616
Keynote Systems, Inc.	12,187	148,560
*KIT Digital, Inc.	400	5,508
*KLA-Tencor Corp.	9,600	342,912
*Knot, Inc. (The)	32,845	296,919
*Kopin Corp.	59,987	228,550
*Kulicke & Soffa Industries, Inc.	49,373	307,100
*KVH Industries, Inc.	12,076	169,547
*L-1 Identity Solutions, Inc.	132,226	1,558,945
*Lam Research Corp.	8,640	395,626
*LaserCard Corp.	5,666	24,760
*Lattice Semiconductor Corp.	100,986	490,792
*Lawson Software, Inc.	132,843	1,182,303
*LeCroy Corp.	10,051	93,977
Lender Processing Services, Inc.	6,804	196,227
#*Lexmark International, Inc.	12,600	479,178
*Limelight Networks, Inc.	44,248	300,001
#*Linear Technology Corp.	6,540	210,784
*Lionbridge Technologies, Inc.	25,519	127,595
*Liquidity Services, Inc.	14,666	234,656
*Littlefuse, Inc.	14,744	625,588
*LoJack Corp.	26,126	127,756
*LookSmart, Ltd.	3,321	7,207
*LoopNet, Inc.	25,749	271,652
*Loral Space & Communications, Inc.	12,649	703,664
*LSI Corp.	52,348	274,304
*LTX-Credence Corp.	13,866	88,049
*Magma Design Automation, Inc.	15,400	66,066
*Manhattan Associates, Inc.	9,868	303,737
*ManTech International Corp. Class A	8,888	348,498
Marchex, Inc.	23,487	150,787
*Marvell Technology Group, Ltd.	8,392	162,050
*Mattson Technology, Inc.	44,173	112,641
Maxim Integrated Products, Inc.	17,351	375,823
Maximus, Inc.	11,710	709,977
*Maxwell Technologies, Inc.	10,380	168,364
*McAfee, Inc.	10,800	510,840
*Measurement Specialties, Inc.	12,669	283,025
*MEMSIC, Inc.	6,784	20,284
*Mentor Graphics Corp.	87,960	949,968
*Mercury Computer Systems, Inc.	19,900	315,216
Mesa Laboratories, Inc.	2,250	57,938
Methode Electronics, Inc.	34,420	319,762
Micrel, Inc.	21,370	254,517
#*Microchip Technology, Inc.	12,600	405,468
#*Micron Technology, Inc.	154,816	1,280,328
*MICROS Systems, Inc.	8,600	390,354
*Microsemi Corp.	50,749	1,014,980
*MicroStrategy, Inc.	1,711	155,068
*Microtune, Inc.	44,630	128,981

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Mindspeed Technologies, Inc.	7,000	$51,660
*MIPS Technologies, Inc.	20,005	294,074
*MKS Instruments, Inc.	43,558	899,473
Mocon, Inc.	7,200	97,200
*ModusLink Global Solutions, Inc.	41,053	272,181
#Molex, Inc.	5,100	103,530
Molex, Inc. Class A	20,048	342,219
#*MoneyGram International, Inc.	24,758	59,667
*Monolithic Power Systems, Inc.	7,200	115,704
*Monotype Imaging Holdings, Inc.	21,828	208,021
#*MoSys, Inc.	25,232	119,347
*Motorola, Inc.	145,570	1,186,396
*Move, Inc.	30,220	71,319
#MTS Systems Corp.	13,043	427,419
*Multi-Fineline Electronix, Inc.	20,095	491,926
*Nanometrics, Inc.	15,900	214,173
*NAPCO Security Technologies, Inc.	5,075	9,034
National Instruments Corp.	8,400	292,236
National Semiconductor Corp.	7,343	100,599
*NCI, Inc. Class A	4,751	88,559
*NCR Corp.	17,300	237,356
#*NetApp, Inc.	3,600	191,700
*Netezza Corp.	2,910	78,454
*NETGEAR, Inc.	33,907	1,044,675
*NetList, Inc.	3,907	12,151
*NetLogic Microsystems, Inc.	7,619	229,027
*NetScout Systems, Inc.	26,955	632,634
*NetSuite, Inc.	6,076	124,436
*Network Equipment Technologies, Inc.	31,100	98,276
*NeuStar, Inc.	4,102	105,873
*Newport Corp.	11,700	170,001
NIC, Inc.	19,724	171,204
*Novatel Wireless, Inc.	29,028	304,213
*Novell, Inc.	145,099	860,437
*Novellus Systems, Inc.	32,500	949,325
*Nu Horizons Electronics Corp.	20,780	144,629
#*Nuance Communications, Inc.	22,798	358,157
*NumereX Corp. Class A	4,980	38,645
*Nvidia Corp.	27,733	333,628
O.I. Corp.	2,434	30,401
*Occam Networks, Inc.	24,829	182,990
*Oclaro, Inc.	1,489	12,522
*OmniVision Technologies, Inc.	48,661	1,320,173
*ON Semiconductor Corp.	56,713	434,989
*Online Resources Corp.	25,624	132,732
*Onvia, Inc.	3,863	11,705
*Openwave Systems, Inc.	40,142	82,693
*Oplink Communications, Inc.	26,693	466,594
OPNET Technologies, Inc.	18,154	357,815
*Opnext, Inc.	30,784	46,484
*Optical Cable Corp.	4,608	14,838
*Orbcomm, Inc.	28,833	67,469
*OSI Systems, Inc.	18,552	667,872
#*Overland Storage, Inc.	100	130
*PAR Technology Corp.	10,380	64,875
*Parametric Technology Corp.	13,187	283,125
Park Electrochemical Corp.	16,800	453,600
#*ParkerVision, Inc.	2,838	1,277
*PC Connection, Inc.	23,211	195,437
*PC Mall, Inc.	11,700	72,774
*PC-Tel, Inc.	23,419	138,640

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*PDF Solutions, Inc.	19,873	$80,486
Pegasystems, Inc.	8,388	226,895
*Perceptron, Inc.	4,384	22,972
*Perficient, Inc.	29,328	309,704
*Performance Technologies, Inc.	10,667	21,547
*Pericom Semiconductor Corp.	26,855	252,974
*Pervasive Software, Inc.	16,262	82,611
*Phoenix Technologies, Ltd.	6,909	28,465
#*Photronics, Inc.	48,400	303,952
*Pinnacle Data Systems, Inc.	100	135
*Pixelworks, Inc.	10,700	35,738
*Planar Systems, Inc.	13,251	30,875
#Plantronics, Inc.	32,784	1,176,290
*Plexus Corp.	33,917	1,029,381
#*PLX Technology, Inc.	26,368	93,870
*PMC - Sierra, Inc.	71,200	547,528
*Polycom, Inc.	32,625	1,102,072
Power Integrations, Inc.	9,999	341,566
*Presstek, Inc.	30,360	56,166
—*Price Communications Liquidation Trust	8,600	—
*Procera Networks, Inc.	169	100
*Progress Software Corp.	23,582	881,259
*PROS Holdings, Inc.	12,466	129,646
QAD, Inc.	20,426	88,036
*QLogic Corp.	13,000	228,410
Qualstar Corp.	6,493	10,519
*Quest Software, Inc.	39,204	1,025,969
*QuickLogic Corp.	10,500	62,265
#*Rackspace Hosting, Inc.	600	14,976
*Radiant Systems, Inc.	24,420	476,434
*RadiSys Corp.	28,904	282,392
*RAE Systems, Inc.	1,260	2,003
*Rainmaker Systems, Inc.	3,513	4,040
*Rambus, Inc.	9,366	185,166
*Ramtron International Corp.	9,745	37,713
*RealNetworks, Inc.	115,830	347,490
*Red Hat, Inc.	6,300	266,238
*Reis, Inc.	11,179	77,135
*Relm Wireless Corp.	7,900	16,116
Renaissance Learning, Inc.	8,754	122,293
RF Industries, Ltd.	570	3,711
#*RF Micro Devices, Inc.	58,300	425,007
Richardson Electronics, Ltd.	12,773	138,204
#*RightNow Technologies, Inc.	9,430	246,312
*Rimage Corp.	10,312	152,927
*Riverbed Technology, Inc.	5,500	316,470
*Rofin-Sinar Technologies, Inc.	22,100	617,253
*Rogers Corp.	14,000	498,400
#*Rovi Corp.	11,657	590,427
#*Rubicon Technology, Inc.	3,819	88,295
*Rudolph Technologies, Inc.	27,193	201,772
*S1 Corp.	62,365	362,964
*Saba Software, Inc.	17,496	104,276
#*SAIC, Inc.	15,300	237,762
*Sandisk Corp.	90,011	3,382,613
#*Sanmina-SCI Corp.	42,153	555,577
Sapient Corp.	38,602	508,002
*SAVVIS, Inc.	11,410	273,726
*ScanSource, Inc.	21,430	641,614
*Scientific Learning Corp.	3,710	12,911
*SeaChange International, Inc.	39,662	318,882

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Seagate Technology	14,957	$219,120
*Semtech Corp.	31,569	675,892
*ShoreTel, Inc.	36,276	227,088
*Sigma Designs, Inc.	19,412	221,491
#*Silicon Graphics International Corp.	26,818	203,012
*Silicon Image, Inc.	62,912	386,909
#*Silicon Laboratories, Inc.	7,100	283,290
*Simulations Plus, Inc.	1,800	6,120
*Skyworks Solutions, Inc.	49,591	1,136,130
*Smart Modular Technologies (WWH), Inc.	56,519	417,675
*Smith Micro Software, Inc.	28,580	347,533
Solera Holdings, Inc.	6,600	317,130
#*Sonic Solutions, Inc.	34,729	415,706
*Sonus Networks, Inc.	43,100	134,041
*Soundbite Communications, Inc.	3,485	9,584
*Sourcefire, Inc.	5,142	121,300
*Spansion, Inc. Class A	2,812	49,182
*Spark Networks, Inc.	9,135	27,405
*Spectrum Control, Inc.	13,864	211,565
*SRA International, Inc.	37,348	747,333
*SRS Labs, Inc.	14,366	126,995
*Stamps.com, Inc.	13,700	218,652
*Standard Microsystems Corp.	20,324	490,621
*StarTek, Inc.	13,585	55,427
#*STEC, Inc.	31,217	486,985
#*Stratasys, Inc.	19,277	603,756
#*Stream Global Services, Inc.	2,237	8,411
*SuccessFactors, Inc.	5,604	151,980
*Super Micro Computer, Inc.	26,465	294,291
*SuperMedia, Inc.	82	540
*Supertex, Inc.	11,446	268,867
*Support.com, Inc.	47,103	267,074
Sycamore Networks, Inc.	30,835	940,159
*Symantec Corp.	27,910	451,584
*Symmetricom, Inc.	39,260	244,590
#*Synaptics, Inc.	7,200	193,896
*Synchronoss Technologies, Inc.	14,447	307,866
*SYNNEX Corp.	35,900	1,042,536
*Synopsys, Inc.	24,655	630,675
Syntel, Inc.	4,100	200,326
*Take-Two Interactive Software, Inc.	55,138	587,771
*Taleo Corp.	10,262	294,417
*Tech Data Corp.	57,641	2,477,987
Technitrol, Inc.	25,968	119,453
*TechTarget, Inc.	26,462	138,661
*TechTeam Global, Inc.	11,819	86,397
*Tekelec	46,144	600,795
*TeleCommunication Systems, Inc.	26,300	142,283
*TeleTech Holdings, Inc.	14,880	225,878
*Tellabs, Inc.	353,516	2,410,979
*Telular Corp.	8,777	32,475
*Teradata Corp.	4,300	169,248
#*Teradyne, Inc.	44,410	499,168
#*Terremark Worldwide, Inc.	31,083	310,519
Tessco Technologies, Inc.	10,869	164,122
*Tessera Technologies, Inc.	33,184	654,720
*Texas Instruments, Inc.	1,649	48,761
TheStreet.com, Inc.	26,827	82,091
*THQ, Inc.	61,160	244,640
*TIBCO Software, Inc.	59,289	1,139,535
*Tier Technologies, Inc.	16,183	92,405

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*TiVo, Inc.	2,567	$28,596
*TNS, Inc.	5,458	104,466
*Tollgrade Communications, Inc.	10,035	79,778
Total System Services, Inc.	10,980	171,398
*Transact Technologies, Inc.	6,982	55,228
*TranSwitch Corp.	1,232	2,735
*Travelzoo, Inc.	4,977	170,960
*Trident Microsystems, Inc.	19,100	35,526
*Trimble Navigation, Ltd.	7,123	255,288
*Trio-Tech International	1,252	7,374
*Triquint Semiconductor, Inc.	120,390	1,240,017
*TSR, Inc.	1,444	3,321
*TTM Technologies, Inc.	39,159	410,386
Tyco Electronics, Ltd.	12,500	396,000
#*Tyler Technologies, Inc.	15,947	325,478
#*Ultimate Software Group, Inc.	3,564	147,478
*Ultra Clean Holdings, Inc.	17,573	132,325
*Ultratech, Inc.	21,400	391,834
*Unisys Corp.	840	19,362
United Online, Inc.	64,305	397,405
#*Universal Display Corp.	7,700	192,808
*UTStarcom, Inc.	40,812	82,440
*ValueClick, Inc.	40,348	555,188
*Varian Semiconductor Equipment Associates, Inc.	7,198	235,159
#*Veeco Instruments, Inc.	21,731	909,442
*VeriFone Systems, Inc.	14,005	473,789
*VeriSign, Inc.	7,900	274,525
*Vertro, Inc.	2,023	8,517
#*Viasat, Inc.	20,426	840,938
*Viasystems Group, Inc.	2,283	35,957
*Vicon Industries, Inc.	1,600	6,688
*Video Display Corp.	5,295	21,762
Virnetx Holding Corp.	8,400	155,820
*Virtusa Corp.	30,447	434,174
*Visa, Inc.	16,208	1,266,979
*Vishay Intertechnology, Inc.	264,417	2,987,912
*VistaPrint NV	7,396	311,150
*Vocus, Inc.	3,566	78,987
*Volterra Semiconductor Corp.	9,300	189,999
Wayside Technology Group, Inc.	4,672	51,065
*Web.com Group, Inc.	29,853	185,089
*WebMD Health Corp.	197	10,299
*Websense, Inc.	4,761	95,791
*Westell Technologies, Inc.	4,776	13,994
*Western Digital Corp.	11,683	374,090
*Winland Electronics, Inc.	300	224
*Wireless Ronin Technologies, Inc.	1,773	2,553
Wireless Xcessories Group, Inc.	1,600	1,872
*WPCS International, Inc.	2,800	9,268
*Wright Express Corp.	9,274	349,723
Xerox Corp.	159,054	1,860,932
#*Xilinx, Inc.	17,283	463,357
*X-Rite, Inc.	18,211	73,755
*Yahoo!, Inc.	92,799	1,532,111
*Zebra Technologies Corp. Class A	6,400	228,992
*Zix Corp.	20,895	81,282
*Zoran Corp.	42,700	302,316
*Zygo Corp.	14,280	152,796

Total Information Technology		205,468,482

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (5.1%)
A. Schulman, Inc.	25,052	$543,628
*A.M. Castle & Co.	21,400	329,560
*AEP Industries, Inc.	3,880	94,556
Air Products & Chemicals, Inc.	5,600	475,832
Airgas, Inc.	7,100	503,603
*AK Steel Holding Corp.	10,283	129,463
Albemarle Corp.	12,074	605,270
#*Alcoa, Inc.	124,009	1,628,238
#Allegheny Technologies, Inc.	7,367	388,167
#AMCOL International Corp.	15,800	438,292
*American Pacific Corp.	4,672	28,125
American Vanguard Corp.	24,924	183,690
AptarGroup, Inc.	13,500	605,880
*Arabian American Development Co.	11,894	35,444
Arch Chemicals, Inc.	19,500	692,445
Ashland, Inc.	54,786	2,828,601
Balchem Corp.	8,962	273,894
*Ball Corp.	8,100	521,316
*Bemis Co., Inc.	27,322	867,747
*Boise, Inc.	77,975	565,319
*Brush Engineered Materials, Inc.	18,800	623,220
Buckeye Technologies, Inc.	34,477	622,310
Cabot Corp.	18,576	631,956
*Calgon Carbon Corp.	20,700	310,707
*Capital Gold Corp.	13,400	58,826
Carpenter Technology Corp.	30,815	1,098,863
Celanese Corp. Class A	2,400	85,560
*Century Aluminum Co.	63,841	863,130
*CF Industries Holdings, Inc.	2,548	312,206
*Clearwater Paper Corp.	6,889	556,287
*Cliffs Natural Resources, Inc.	10,422	679,514
*Coeur d’Alene Mines Corp.	69,358	1,429,468
Commercial Metals Co.	52,470	728,284
Compass Minerals International, Inc.	3,600	283,932
*Continental Materials Corp.	20	357
*Core Molding Technologies, Inc.	3,400	16,286
*Crown Holdings, Inc.	7,500	241,425
Cytec Industries, Inc.	38,430	1,903,054
Deltic Timber Corp.	7,500	350,100
#Domtar Corp.	32,973	2,616,737
Dow Chemical Co. (The)	67,944	2,094,714
*E.I. du Pont de Nemours & Co.	8,400	397,152
Eagle Materials, Inc.	30,011	704,058
Eastman Chemical Co.	5,600	439,992
*Ferro Corp.	46,398	636,581
#*Flotek Industries, Inc.	8,292	15,009
FMC Corp.	4,300	314,330
*Freeport-McMoRan Copper & Gold, Inc. Class B	6,904	653,671
Friedman Industries, Inc.	10,403	70,428
*General Moly, Inc.	62,224	324,809
#*Georgia Gulf Corp.	516	10,439
*Globe Specialty Metals, Inc.	1,326	20,606
*Golden Minerals, Co.	2,500	65,625
*Graphic Packaging Holding Co.	199,328	729,540
Greif, Inc. Class A	8,800	516,912
#Greif, Inc. Class B	5,078	294,524
H.B. Fuller Co.	41,000	846,240
Hawkins, Inc.	8,643	310,284
Haynes International, Inc.	10,655	386,350
*Headwaters, Inc.	54,700	185,980
#*Hecla Mining Co.	199,350	1,373,522

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Horsehead Holding Corp.	35,597	$389,075
Huntsman Corp.	98,341	1,362,023
Innophos Holdings, Inc.	20,319	746,114
*Innospec, Inc.	19,600	331,828
International Flavors & Fragrances, Inc.	1,100	55,176
*International Paper Co.	129,026	3,261,777
*Intrepid Potash, Inc.	400	13,732
Kaiser Aluminum Corp.	17,783	800,057
*KapStone Paper & Packaging Corp.	35,807	458,330
KMG Chemicals, Inc.	8,916	124,735
Koppers Holdings, Inc.	3,823	106,585
#*Kronos Worldwide, Inc.	20,353	823,279
*Landec Corp.	28,448	178,938
Limoneira Co.	1,190	24,086
*Louisiana-Pacific Corp.	110,808	857,654
*LSB Industries, Inc.	16,844	376,463
Lubrizol Corp.	5,809	595,364
#Martin Marietta Materials, Inc.	2,152	173,193
*MeadWestavco Corp.	151,161	3,889,373
*Mercer International, Inc.	32,463	172,054
#*Metalline Mining Co.	3,700	2,331
Minerals Technologies, Inc.	16,140	946,934
*Mines Management, Inc.	9,985	24,763
*Mod-Pac Corp.	1,400	6,958
Mosaic Co. (The)	5,700	417,012
Myers Industries, Inc.	29,971	264,644
Nalco Holding Co.	17,300	487,514
Neenah Paper, Inc.	13,961	214,301
NewMarket Corp.	3,700	438,524
*Newmont Mining Corp.	16,000	973,920
NL Industries, Inc.	44,322	509,260
*Northern Technologies International Corp.	2,203	31,988
Nucor Corp.	13,721	524,417
Olin Corp.	40,639	812,374
#Olympic Steel, Inc.	10,092	226,263
*OM Group, Inc.	27,200	904,944
*Omnova Solutions, Inc.	14,430	115,151
*Owens-Illinois, Inc.	11,028	309,115
P.H. Glatfelter Co.	42,120	523,973
Packaging Corp. of America	21,628	528,372
*Pactiv Corp.	10,900	361,662
*Penford Corp.	11,940	70,924
*PolyOne Corp.	85,702	1,107,270
*PPG Industries, Inc.	5,100	391,170
Quaker Chemical Corp.	9,600	349,632
Reliance Steel & Aluminum Co.	45,580	1,907,523
RMX Holdings, Inc.	1,400	749
*Rock of Ages Corp.	1,587	8,316
Rock-Tenn Co. Class A	13,946	792,830
*Rockwood Holdings, Inc.	29,600	1,004,032
Royal Gold, Inc.	8,115	401,774
RPM International, Inc.	30,156	624,531
*RTI International Metals, Inc.	25,100	780,610
#Schnitzer Steel Industries, Inc. Class A.	18,500	956,265
Schweitzer-Maudoit International, Inc.	15,888	1,019,692
Scotts Miracle-Gro Co. Class A (The)	5,700	304,380
*Sealed Air Corp.	21,450	496,568
*Senomyx, Inc.	20,144	100,720
Sensient Technologies Corp.	40,137	1,296,826
*Sherwin-Williams Co.	4,900	357,553
#*Sigma-Aldrich Corp.	3,466	219,814

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Silgan Holdings, Inc.	6,735	$227,306
*Solitario Exploration & Royalty Corp.	1,300	2,886
*Solutia, Inc.	21,100	382,121
Sonoco Products Co.	9,500	318,250
*Spartech Corp.	26,974	228,200
Steel Dynamics, Inc.	48,985	711,262
#Stepan Co.	7,000	472,080
#*Stillwater Mining Co.	66,500	1,183,700
Synalloy Corp.	9,022	84,536
Temple-Inland, Inc.	76,773	1,590,737
#Texas Industries, Inc.	22,412	765,818
*Titanium Metals Corp.	10,437	205,191
*U.S. Gold Corp.	99,522	520,500
*United States Lime & Minerals, Inc.	5,004	202,662
#*United States Steel Corp.	33,580	1,436,888
*Universal Stainless & Alloy Products, Inc.	6,180	178,849
Valhi, Inc.	8,200	165,476
Valspar Corp.	69,104	2,218,238
*Verso Paper Corp.	1,365	4,996
#*Vulcan Materials Co.	16,043	585,730
Walter Energy, Inc.	7,300	642,108
*Wausau Paper Corp.	45,012	379,901
#Westlake Chemical Corp.	74,956	2,395,594
*Weyerhaeuser Co.	105,147	1,705,484
#Worthington Industries, Inc.	63,193	973,172
*WR Grace & Co.	6,200	198,772
Zep, Inc.	5,835	105,847
*Zoltek Cos., Inc.	30,722	294,931

Total Materials		89,278,728

Other — (0.0%)
—*MAIR Holdings, Inc. Escrow Shares	3,915	—
—*Softbrands, Inc. Escrow Shares	5,800	—
—*Voyager Learning Co. Escrow Shares	5,149	—

Total Other		—

Telecommunication Services — (2.2%)
*AboveNet, Inc.	5,951	338,552
#Alaska Communications Systems Group, Inc.	10,400	104,312
*Arbinet Corp.	1,125	7,537
*AT&T, Inc.	631,080	17,985,780
Atlantic Tele-Network, Inc.	12,094	511,092
*Cbeyond, Inc.	10,864	147,207
#*CenturyLink, Inc.	40,908	1,692,773
*Cinc.innati Bell, Inc.	40,400	98,980
*Cogent Communications Group, Inc.	19,211	208,439
Consolidated Communications Holdings, Inc.	20,794	385,105
*Crown Castle International Corp.	17,600	758,912
*FiberTower Corp.	2,897	13,036
*Frontier Communications Corp.	58,461	513,288
*General Communications, Inc. Class A	42,291	441,941
*Global Crossing, Ltd.	11,695	159,052
HickoryTech Corp.	9,549	86,896
*IDT Corp.	2,110	24,392
*IDT Corp. Class B	14,309	210,056
*Leap Wireless International, Inc.	29,552	337,188
*MetroPCS Communications, Inc.	74,060	770,965
*Neutral Tandem, Inc.	3,730	54,533
*NII Holdings, Inc.	3,880	162,223
NTELOS Holdings Corp.	12,643	229,723
*PAETEC Holding Corp.	34,800	146,856

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*Premiere Global Services, Inc.	37,108	$253,448
#*SBA Communications Corp.	3,000	117,780
Shenandoah Telecommunications Co.	16,638	303,644
*Sprint Nextel Corp.	383,415	1,579,670
*SureWest Communications.	11,242	89,936
*Syniverse Holdings, Inc.	48,570	1,480,899
Telephone & Data Systems, Inc.	33,425	1,164,193
Telephone & Data Systems, Inc. Special Shares	34,674	1,034,325
*tw telecom, inc.	4,582	84,309
*United States Cellular Corp.	11,914	553,524
USA Mobility, Inc.	23,864	401,631
*Verizon Communications, Inc.	194,288	6,308,531
Warwick Valley Telephone Co.	3,804	54,397
#Windstream Corp.	45,382	574,536
*Xeta Corp.	8,111	29,524

Total Telecommunication Services		39,419,185

Utilities — (1.3%)
*AES Corp.	56,539	675,076
AGL Resources, Inc.	6,800	266,968
ALLETE, Inc.	8,100	294,678
Alliant Energy Corp.	700	25,571
American States Water Co.	4,325	161,539
Aqua America, Inc.	7,761	167,094
Artesian Resources Corp.	1,822	34,764
Atmos Energy Corp.	8,282	243,905
Avista Corp.	13,600	297,024
Black Hills Corp.	8,922	284,076
#*Cadiz, Inc.	3,366	36,588
California Water Service Group	7,689	287,107
*Calpine Corp.	145,000	1,812,500
*CenterPoint Energy, Inc.	1,100	18,216
Central Vermont Public Service Corp.	6,594	133,331
CH Energy Group, Inc.	6,000	272,700
Chesapeake Utilities Corp.	3,236	118,729
Cleco Corp.	9,000	281,430
#*CMS Energy Corp.	19,300	354,734
Connecticut Water Services, Inc.	3,934	96,029
Consolidated Water Co., Ltd.	2,178	22,281
Delta Natural Gas Co., Inc.	929	28,492
DPL, Inc.	4,999	130,474
#*Dynegy, Inc.	45,712	212,104
*El Paso Electric Co.	10,600	260,760
Empire District Electric Co.	8,540	179,682
Energen Corp.	2,613	116,644
*Environmental Power Corp.	1,800	18
Gas Natural, Inc.	1,513	17,097
Great Plains Energy, Inc.	11,477	218,407
Hawaiian Electric Industries, Inc.	7,998	180,275
IDACORP, Inc.	6,730	247,664
#*Integrys Energy Group, Inc.	6,907	367,383
ITC Holdings Corp.	5,500	344,355
Laclede Group, Inc.	5,586	196,124
Maine & Maritimes Corp.	2,508	112,233
MGE Energy, Inc.	5,519	223,795
Middlesex Water Co.	10,550	188,423
*Mirant Corp.	110,741	1,174,962
National Fuel Gas Co.	2,800	154,504
New Jersey Resources Corp.	7,080	286,669
#Nicor, Inc.	5,100	242,913
*Northeast Utilities, Inc.	5,500	172,040

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Northwest Natural Gas Co.	6,331	$312,055
NorthWestern Corp.	8,700	258,999
*NRG Energy, Inc.	113,137	2,252,558
NSTAR	7,800	325,338
NV Energy, Inc.	18,387	251,166
OGE Energy Corp.	5,300	234,048
*Oneok, Inc.	900	44,838
#Ormat Technologies, Inc.	16,635	474,264
Otter Tail Corp.	8,200	168,264
Pennichuck Corp.	3,741	89,859
#Piedmont Natural Gas Co.	6,300	185,787
*Pinnacle West Capital Corp.	7,400	304,584
PNM Resources, Inc.	20,600	242,874
Portland General Electric Co.	10,700	223,630
*Public Service Enterprise Group, Inc.	51,555	1,667,804
Questar Corp.	16,918	287,098
RGC Resources, Inc.	200	6,202
*RRI Energy, Inc.	263,148	989,436
SJW Corp.	16,900	408,980
#South Jersey Industries, Inc.	6,854	345,167
Southwest Gas Corp.	10,854	377,285
*TECO Energy, Inc.	16,300	286,717
UGI Corp.	9,400	282,846
UIL Holdings Corp.	6,823	197,594
Unisource Energy Corp.	8,700	305,109
Unitil Corp.	5,773	125,390
Vectren Corp.	7,293	199,682
Westar Energy, Inc.	9,300	235,290
WGL Holdings, Inc.	6,200	239,010
York Water Co.	4,220	66,803

Total Utilities		22,328,035

TOTAL COMMON STOCKS		1,553,481,892

RIGHTS/WARRANTS — (0.0%)
—*Avalon Contingent Value Rights	6,200	—
*Celgene Corp. Contingent Value Rights	5,190	25,172
—*Contra Pharmacopeia Contingent Value Rights	9,274	—
—*Emergent Biosolutions, Inc. Contingent Value Rights	3,245	—
—#*Pacific Capital Bancorp Rights	261,968	115,266
—*U.S. Concrete, Inc. Warrants A 08/31/17	567	—
—*U.S. Concrete, Inc. Warrants B 08/31/17	567	—
*Valley National Bancorp Warrants 06/30/15	106	267

TOTAL RIGHTS/WARRANTS		140,705

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	5,593,179	5,593,179

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.8%)
§@DFA Short Term Investment Fund	187,245,739	187,245,739
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.23%, 11/01/10 (Collateralized by $877,502 FNMA 3.500%, 10/01/20, valued at $918,045) to be repurchased at $891,322	$891	891,305

TOTAL SECURITIES LENDING COLLATERAL		188,137,044

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

Value†
TOTAL INVESTMENTS — (100.0%) (Cost $1,718,900,258)	$1,747,352,820

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value†
COMMON STOCKS — (90.3%)
Consumer Discretionary — (13.8%)
*1-800-FLOWERS.COM, Inc.	5,100	$9,180
*99 Cents Only Stores	37,689	581,164
#Aaron’s, Inc.	31,350	591,261
Aaron’s, Inc. Class A	1,539	28,756
#*Abercrombie & Fitch Co.	37,949	1,626,494
*AC Moore Arts & Crafts, Inc.	4,300	9,675
Acme United Corp.	700	6,860
Advance Auto Parts, Inc.	2,100	136,458
*Aeropostale, Inc.	16,200	394,956
*AFC Enterprises, Inc.	9,402	119,499
*AH Belo Corp.	7,756	56,386
*Aldila, Inc.	1,300	5,525
*Alloy, Inc.	6,488	63,258
*Amazon.com, Inc.	14,300	2,361,502
Ambassadors Group, Inc.	9,090	100,808
Amcon Distributing Co.	100	6,915
*American Apparel, Inc.	22,667	21,987
#*American Axle & Manufacturing Holdings, Inc.	23,579	217,398
American Eagle Outfitters, Inc.	88,350	1,414,484
#*American Public Education, Inc.	4,000	111,840
*America’s Car-Mart, Inc.	5,500	146,685
*Amerigon, Inc.	7,600	81,928
Ameristar Casinos, Inc.	23,896	427,260
*AnnTaylor Stores Corp.	28,100	654,730
*Apollo Group, Inc. Class A	5,000	187,400
Arbitron, Inc.	6,900	174,708
*Arctic Cat, Inc.	6,587	87,673
Ark Restaurants Corp.	1,415	20,659
*Asbury Automotive Group, Inc.	16,200	233,604
*Ascent Media Corp.	6,584	179,348
*Audiovox Corp. Class A	9,209	59,674
#*AutoNation, Inc.	86,988	2,019,861
*Autozone, Inc.	3,900	926,757
*Ballantyne Strong, Inc.	7,021	59,117
*Bally Technologies, Inc.	8,838	318,875
#Barnes & Noble, Inc.	29,400	440,412
*Bassett Furniture Industries, Inc.	2,318	10,987
*Beasley Broadcast Group, Inc.	2,443	10,676
#*Beazer Homes USA, Inc.	37,774	153,362
bebe stores, inc.	43,952	288,325
*Bed Bath & Beyond, Inc.	24,500	1,075,550
*Belo Corp.	45,898	265,749
*Benihana, Inc.	519	4,347
*Benihana, Inc. Class A	3,674	30,972
*Best Buy Co., Inc.	27,582	1,185,474
Big 5 Sporting Goods Corp.	10,414	140,797
*Big Lots, Inc.	32,294	1,013,063
*Biglari Holdings, Inc.	800	266,712
#*BJ’s Restaurants, Inc.	14,900	493,935
#*Blue Nile, Inc.	3,300	140,580
*Bluegreen Corp.	14,244	46,008
Blyth, Inc.	4,209	168,865
Bob Evans Farms, Inc	15,469	443,960
*Bon-Ton Stores, Inc. (The)	8,285	95,112
Books-A-Million, Inc.	7,785	49,435
*Borders Group, Inc.	2,200	2,684
#*BorgWarner, Inc.	27,707	1,554,640
Bowl America, Inc. Class A	1,280	16,256

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Boyd Gaming Corp.	39,950	$331,984
Brinker International, Inc.	18,131	336,149
*Brookfield Homes Corp.	14,423	120,288
Brown Shoe Co., Inc.	20,200	237,350
Brunswick Corp.	10,030	158,675
Buckle, Inc.	19,700	573,073
*Buffalo Wild Wings, Inc.	7,647	359,638
*Build-A-Bear-Workshop, Inc.	9,636	67,741
#*Cabela’s, Inc.	34,393	637,646
Cablevision Systems Corp.	18,491	494,449
*Cache, Inc.	4,095	20,434
*California Pizza Kitchen, Inc.	12,500	206,375
Callaway Golf Co.	37,000	254,560
*Cambium Learning Group, Inc.	38,040	117,544
*Canterbury Park Holding Corp.	200	1,673
#*Capella Education Co.	3,210	176,004
*Career Education Corp.	33,759	592,133
*Caribou Coffee Co., Inc.	8,797	93,336
#*CarMax, Inc.	64,426	1,996,562
*Carmike Cinemas, Inc.	4,400	35,244
*Carnival Corp.	118,459	5,113,875
*Carriage Services, Inc.	7,331	38,488
*Carrols Restaurant Group, Inc.	3,600	24,336
*Carter’s, Inc.	28,400	707,160
*Casual Male Retail Group, Inc.	22,344	98,537
Cato Corp. Class A	14,100	372,945
#*Cavco Industries, Inc.	3,287	104,165
CBS Corp.	4,222	71,774
CBS Corp. Class B	198,685	3,363,737
*CEC Entertainment, Inc.	9,500	315,400
*Charles & Colvard, Ltd.	7,222	16,177
*Charming Shoppes, Inc.	55,412	193,388
#*Cheesecake Factory, Inc.	29,854	869,348
Cherokee, Inc.	1,766	32,636
Chico’s FAS, Inc.	67,310	654,253
*Children’s Place Retail Stores, Inc. (The)	15,571	686,058
*Chipotle Mexican Grill, Inc.	5,000	1,051,050
#Choice Hotels International, Inc.	11,834	450,047
Christopher & Banks Corp.	16,867	100,527
Churchill Downs, Inc.	8,111	293,862
Cinemark Holdings, Inc.	61,492	1,079,185
*Citi Trends, Inc.	7,600	159,448
*CKX, Inc.	44,514	181,617
*Clear Channel Outdoor Holdings, Inc.	17,824	211,749
*Coach, Inc.	15,500	775,000
*Cobra Electronics Corp.	500	1,055
#*Coinstar, Inc.	13,983	805,141
*Coldwater Creek, Inc.	39,300	132,441
#*Collective Brands, Inc.	32,100	492,093
Collectors Universe, Inc.	2,445	41,467
Columbia Sportswear Co.	18,894	987,212
*Comcast Corp. Class A	365,942	7,531,086
Comcast Corp. Special Class A	154,874	2,993,714
#*Conn’s, Inc.	10,581	46,556
Cooper Tire & Rubber Co.	25,900	507,899
*Core-Mark Holding Co., Inc.	5,302	174,966
#*Corinthian Colleges, Inc.	21,000	109,620
*Cost Plus, Inc.	9,638	49,732
CPI Corp.	1,600	39,456
Cracker Barrel Old Country Store, Inc.	6,591	355,189
*Crocs, Inc.	41,900	583,667

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Crown Media Holdings, Inc.	18,613	$54,350
CSS Industries, Inc.	200	3,346
*Culp, Inc.	5,746	58,264
*Cumulus Media, Inc.	7,836	23,978
*Cybex International, Inc.	3,598	5,235
#*Dana Holding Corp.	74,176	1,049,590
*Darden Restaurants, Inc.	22,600	1,033,046
*Deckers Outdoor Corp.	14,937	867,840
*dELiA*s, Inc.	7,169	11,685
*Delta Apparel, Inc.	6,071	78,437
#*Destination Maternity Corp.	3,407	124,458
*DeVry, Inc.	5,500	263,230
#*DGSE Cos., Inc.	2,306	9,339
#*Dick’s Sporting Goods, Inc.	30,542	880,220
Dillard’s, Inc.	39,857	1,016,752
#*DineEquity, Inc.	9,000	400,050
*DIRECTV Class A	128,508	5,584,958
#*Discovery Communications, Inc. Class A	48,650	2,170,276
*Discovery Communications, Inc. Class B	1,077	48,524
*Discovery Communications, Inc. Class C	48,579	1,887,780
DISH Network Corp.	18,900	375,354
*Dixie Group, Inc.	3,261	11,837
*Dolan Media Co.	15,012	160,628
#*Dollar Tree, Inc.	15,300	785,043
*Domino’s Pizza, Inc.	20,100	298,284
*Dorman Products, Inc.	8,924	325,637
Dover Downs Gaming & Entertainment, Inc.	8,312	28,926
*DR Horton, Inc.	162,812	1,699,757
#*DreamWorks Animation SKG, Inc.	11,815	417,070
#*Dress Barn, Inc. (The)	35,057	804,208
*Drew Industries, Inc.	12,400	261,268
#*drugstore.com, Inc.	51,469	82,350
#*DSW, Inc.	9,400	312,738
#*Eastman Kodak Co.	137,397	647,140
Educational Development Corp.	1,000	6,510
*Einstein Noah Restaurant Group, Inc.	7,809	86,368
Emerson Radio Corp.	12,967	26,582
*Empire Resorts, Inc.	7,700	6,622
*Entercom Communications Corp.	13,301	111,063
*Entravision Communications Corp.	26,900	57,028
*Escalade, Inc.	4,192	18,864
Ethan Allen Interiors, Inc.	14,040	212,987
*Ever-Glory International Group, Inc.	1,400	3,276
*EW Scripps Co. Class A (The)	22,600	197,524
*Exide Technologies	37,400	220,286
*Expedia, Inc.	13,250	383,588
Family Dollar Stores, Inc.	1,000	46,170
*Famous Dave’s of America, Inc.	3,500	33,390
*Federal-Mogul Corp.	46,933	930,681
Finish Line, Inc. Class A	26,300	402,390
*Fisher Communications, Inc.	4,242	77,544
Flexsteel Industries, Inc.	1,760	26,611
Foot Locker, Inc.	96,404	1,535,716
#*Ford Motor Co.	164,337	2,322,082
*Fortune Brands, Inc.	49,526	2,676,880
*Fossil, Inc.	37,684	2,222,979
Fred’s, Inc.	22,600	270,748
Frisch’s Restaurants, Inc.	2,647	58,499
#*Fuel Systems Solutions, Inc.	8,600	352,428
*Full House Resorts, Inc.	5,985	20,948
*Furniture Brands International, Inc.	23,495	117,710

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Gaiam, Inc.	7,259	$51,249
#*GameStop Corp. Class A	61,075	1,200,734
Gaming Partners International Corp.	2,830	15,282
Gannett Co., Inc.	94,088	1,114,943
*Gap, Inc.	44,100	838,341
#Garmin, Ltd.	54,999	1,806,167
*Gaylord Entertainment Co.	24,100	803,494
*Genesco, Inc.	11,900	389,844
Gentex Corp.	47,225	943,556
Genuine Parts Co.	25,825	1,235,984
*G-III Apparel Group, Ltd.	9,700	256,080
*Global Traffic Network, Inc.	6,588	41,966
*Golfsmith International Holdings, Inc.	1,127	3,606
*Goodyear Tire & Rubber Co.	18,800	192,136
*Gray Television, Inc.	11,800	23,010
*Gray Television, Inc. Class A	2,300	4,393
*Great Wolf Resorts, Inc.	7,841	18,505
#*Group 1 Automotive, Inc.	11,616	409,580
#Guess?, Inc.	3,600	140,112
*Gymboree Corp.	14,100	917,346
H&R Block, Inc.	26,200	308,898
*Hallwood Group, Inc.	342	11,351
*Hanesbrands, Inc.	16,146	400,421
Harley-Davidson, Inc.	36,500	1,119,820
*Harman International Industries, Inc.	25,101	842,139
Harte-Hanks, Inc.	32,109	387,877
*Hasbro, Inc.	10,470	484,238
Haverty Furniture Cos., Inc.	10,420	111,390
Haverty Furniture Cos., Inc. Class A	717	7,672
*Heelys, Inc.	7,843	21,019
*Helen of Troy, Ltd.	15,472	396,857
#*hhgregg, Inc.	16,525	380,736
*Hibbett Sporting Goods, Inc.	12,374	333,479
Hillenbrand, Inc.	26,145	561,856
*Hollywood Media Corp.	5,100	6,477
#*Home Depot, Inc.	106,205	3,279,610
Hooker Furniture Corp.	4,979	52,628
Hot Topic, Inc.	23,000	131,790
#*Hovnanian Enterprises, Inc.	21,000	74,760
*HSN, Inc.	23,560	705,386
*Iconix Brand Group, Inc.	37,103	649,302
*International Game Technology.	27,005	421,008
International Speedway Corp.	13,658	311,949
*Interpublic Group of Cos., Inc. (The)	154,698	1,601,124
*Interval Leisure Group, Inc.	24,014	344,601
*iRobot Corp.	12,810	267,473
*Isle of Capri Casinos, Inc.	14,100	113,364
#*ITT Educational Services, Inc.	2,600	167,778
*J. Alexander’s Corp.	5,096	22,626
#*J. Crew Group, Inc.	9,900	316,701
#*J.C. Penney Co., Inc.	90,573	2,824,066
*Jack in the Box, Inc.	28,514	660,384
*Jackson Hewitt Tax Service, Inc.	13,900	13,761
#*JAKKS Pacific, Inc.	11,987	225,955
*Jamba, Inc.	6,870	16,282
Jarden Corp.	37,340	1,197,120
*Jo-Ann Stores, Inc.	14,300	618,475
Johnson Controls, Inc.	97,400	3,420,688
*Johnson Outdoors, Inc. Class A	1,847	26,375
Jones Group, Inc. (The)	42,077	608,433
*Jos. A. Bank Clothiers, Inc.	13,200	575,520

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Journal Communications, Inc.	20,535	$94,666
*K12, Inc.	12,800	357,248
KB Home	42,500	446,675
*Kenneth Cole Productions, Inc. Class A	5,400	72,630
*Kid Brands, Inc.	17,790	173,630
#*Kirkland’s, Inc.	7,008	94,258
*Knology, Inc.	14,700	213,885
#*Kohl’s Corp.	38,000	1,945,600
*Kona Grill, Inc.	2,064	6,914
Koss Corp.	1,566	8,629
*Krispy Kreme Doughnuts, Inc.	33,400	187,040
KSW, Inc.	498	1,579
*K-Swiss, Inc. Class A	16,800	204,288
Lacrosse Footwear, Inc.	2,889	41,688
*Lakeland Industries, Inc.	1,682	16,383
*Lakes Entertainment, Inc.	5,885	13,771
#*Lamar Advertising Co. Class A	33,352	1,133,634
#*Las Vegas Sands Corp.	110,371	5,063,821
*La-Z-Boy, Inc.	25,700	199,689
*Leapfrog Enterprises, Inc.	18,000	100,620
*Lear Corp.	400	35,360
Learning Tree International, Inc.	7,899	76,620
*Lee Enterprises, Inc.	17,900	32,936
#Leggett & Platt, Inc.	86,310	1,758,998
#*Lennar Corp. Class A	85,791	1,244,827
Lennar Corp. Class B Voting	14,859	177,119
*Libbey, Inc.	6,027	80,099
#*Liberty Global, Inc. Class A	52,800	1,995,312
*Liberty Global, Inc. Class B	96	3,701
#*Liberty Global, Inc. Class C	45,685	1,653,340
*Liberty Media Corp. Capital Class A	51,949	2,989,145
*Liberty Media Corp. Capital Class B	329	18,950
*Liberty Media Corp. Interactive Class A	200,455	2,958,716
*Liberty Media Corp. Interactive Class B	1,100	16,423
*Liberty Media-Starz Corp. Series A	18,496	1,211,858
*Liberty Media-Starz Corp. Series B	267	17,622
#*Life Time Fitness, Inc.	20,700	747,891
*Lifetime Brands, Inc.	6,011	77,181
*Limited Brands, Inc.	77,520	2,278,313
*LIN TV Corp. Class A	10,040	41,766
#*Lincoln Educational Services Corp.	11,505	143,352
Lithia Motors, Inc.	11,000	119,900
#*Live Nation Entertainment, Inc.	73,901	701,320
#*Liz Claiborne, Inc.	42,976	263,013
*LKQ Corp.	73,300	1,593,542
#*LodgeNet Interactive Corp.	7,200	18,360
*Lowe’s Cos., Inc.	240,682	5,133,747
*Luby’s, Inc.	14,100	71,487
#*Lumber Liquidators Holdings, Inc.	4,600	110,768
*M/I Homes, Inc.	10,772	113,968
Mac-Gray Corp.	5,880	71,442
Macy’s, Inc.	138,411	3,272,036
*Madison Square Garden, Inc.	25,623	532,702
*Maidenform Brands, Inc.	11,335	303,325
Marcus Corp.	11,500	147,430
*Marine Products Corp.	17,237	107,042
*MarineMax, Inc.	10,349	77,411
#*Marriott International, Inc. Class A	20,895	774,160
#*Martha Stewart Living Omnimedia Class A	12,300	53,628
*Mattel, Inc.	56,582	1,320,058
Matthews International Corp. Class A	15,057	497,182

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*McClatchy Co. (The)	29,545	$81,544
*McCormick & Schmick’s Seafood Restaurants, Inc.	5,364	47,901
*McDonald’s Corp.	30,686	2,386,450
*McGraw-Hill Cos., Inc.	12,300	463,095
MDC Holdings, Inc.	23,400	602,550
#*Media General, Inc.	10,800	59,508
*Mediacom Communications Corp. Class A	20,741	143,113
Men’s Wearhouse, Inc. (The)	26,895	657,314
#*Meredith Corp.	18,700	634,865
*Meritage Homes Corp.	16,377	299,863
#*MGM Resorts International	146,014	1,595,933
*Midas, Inc.	4,752	34,975
*Modine Manufacturing Co.	23,643	319,653
*Mohawk Industries, Inc.	29,900	1,714,466
*Monarch Casino & Resort, Inc.	8,300	95,865
Monro Muffler Brake, Inc.	11,762	561,518
*Morgans Hotel Group Co.	9,700	78,279
#*Morningstar, Inc.	4,175	203,824
*Morton’s Restaurant Group, Inc.	6,335	35,476
*Motorcar Parts of America, Inc.	5,046	51,015
*Movado Group, Inc.	9,455	106,274
*MTR Gaming Group, Inc.	5,300	10,229
*Multimedia Games, Inc.	18,101	70,956
*Nathan’s Famous, Inc.	2,186	35,042
National CineMedia, Inc.	17,794	329,545
National Presto Industries, Inc.	4,391	491,485
*Nautilus, Inc.	9,900	14,652
*Navarre Corp.	17,635	42,148
#*Netflix, Inc.	9,300	1,613,550
*New Frontier Media, Inc.	500	870
*New York & Co., Inc.	25,515	79,607
#*New York Times Co. Class A (The)	77,800	596,726
*Newell Rubbermaid, Inc.	72,175	1,273,889
*News Corp. Class A	361,845	5,232,279
News Corp. Class B	143,625	2,309,490
#*Nexstar Broadcasting Group, Inc.	4,533	25,657
*NIKE, Inc. Class B	19,330	1,574,235
*Nobel Learning Communities, Inc.	696	4,670
*Nobility Homes, Inc.	1,152	10,921
*Nordstrom, Inc.	15,830	609,613
#Nutri/System, Inc.	13,267	253,665
#*NVR, Inc.	1,089	683,249
*O’Charley’s, Inc.	8,740	65,550
*Office Depot, Inc.	129,943	583,444
*OfficeMax, Inc.	28,750	508,875
Omnicom Group, Inc.	23,600	1,037,456
*Orbitz Worldwide, Inc.	44,855	305,014
*O’Reilly Automotive, Inc.	35,230	2,060,955
#*Orient-Express Hotels, Ltd.	41,730	528,302
*Outdoor Channel Holdings, Inc.	12,753	67,336
*Overstock.com, Inc.	7,747	103,887
Oxford Industries, Inc.	8,600	198,058
#P.F. Chang’s China Bistro, Inc.	12,900	592,368
#*Pacific Sunwear of California, Inc.	32,026	190,875
*Palm Harbor Homes, Inc.	11,087	14,302
*Panera Bread Co.	4,600	411,746
*Papa John’s International, Inc.	11,150	288,004
#*Peet’s Coffee & Tea, Inc.	7,000	267,750
*Penn National Gaming, Inc.	46,500	1,546,590
*Penske Automotive Group, Inc.	46,946	631,424
Pep Boys - Manny, Moe & Jack (The)	26,200	306,278

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Perry Ellis International, Inc.	7,300	$164,104
PetMed Express, Inc.	5,800	89,610
PetSmart, Inc.	15,192	568,637
Phillips-Van Heusen Corp.	28,932	1,774,689
#*Pier 1 Imports, Inc.	56,100	486,948
*Pinnacle Entertainment, Inc.	30,810	394,368
*Playboy Enterprises, Inc. Class B	9,850	47,772
Polaris Industries, Inc.	5,400	383,886
Polo Ralph Lauren Corp.	11,100	1,075,368
Pool Corp.	20,878	420,483
#*Pre-Paid Legal Services, Inc.	3,800	228,684
#*Priceline.com, Inc.	3,200	1,205,792
Primedia, Inc.	35,200	129,184
*Princeton Review, Inc.	13,859	22,036
#*Pulte Group, Inc.	144,691	1,135,824
*Quiksilver, Inc.	65,428	272,835
#*Radio One, Inc.	9,055	10,504
#*RadioShack Corp.	52,580	1,058,435
*RC2 Corp.	10,692	225,601
*Reading International, Inc. Class A	4,671	22,327
*Red Lion Hotels Corp.	7,850	61,780
#*Red Robin Gourmet Burgers, Inc.	7,199	146,140
Regal Entertainment Group	24,400	329,400
Regis Corp.	29,326	599,717
Rent-A-Center, Inc.	40,650	1,021,941
*Rentrak Corp.	4,669	126,763
*Retail Ventures, Inc.	24,500	332,955
RG Barry Corp.	7,961	82,317
*Rick’s Cabaret International, Inc.	4,200	31,878
*Rocky Brands, Inc.	3,035	27,831
*Ross Stores, Inc.	10,200	601,698
#*Royal Caribbean Cruises, Ltd.	73,745	2,915,877
#*Ruby Tuesday, Inc.	32,462	392,790
*Ruth’s Hospitality Group, Inc.	16,438	74,957
Ryland Group, Inc. (The)	20,669	309,622
*Saga Communications, Inc.	1,129	23,020
#*Saks, Inc.	81,400	906,796
*Salem Communications Corp.	4,740	15,215
#*Sally Beauty Holdings, Inc.	38,200	464,894
Scholastic Corp.	7,300	214,985
*Scientific Games Corp.	29,690	234,551
*Scripps Networks Interactive, Inc.	7,948	404,474
#*Sealy Corp.	36,553	96,134
#*Sears Holdings Corp.	40,650	2,925,987
#*Select Comfort Corp.	18,500	153,735
Service Corp. International	157,874	1,307,197
*Shiloh Industries, Inc.	8,291	83,573
*Shoe Carnival, Inc.	6,598	151,094
*Shuffle Master, Inc.	27,097	254,983
*Shutterfly, Inc.	11,911	358,521
*Signet Jewelers, Ltd. ADR	47,253	1,662,361
*Sinclair Broadcast Group, Inc. Class A	14,200	113,458
#*Skechers U.S.A., Inc. Class A	21,000	408,240
Skyline Corp.	4,273	76,188
#*Smith & Wesson Holding Corp.	30,512	114,420
*Snap-On, Inc.	35,034	1,786,734
#*Sonic Automotive, Inc.	21,400	233,688
*Sonic Corp.	16,073	142,728
Sotheby’s Class A	30,000	1,315,200
Spartan Motors, Inc.	16,081	81,691
Speedway Motorsports, Inc.	21,091	322,692

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Sport Chalet, Inc. Class A	100	$209
Stage Stores, Inc.	19,000	253,270
Standard Motor Products, Inc.	11,185	118,897
#*Standard Pacific Corp.	49,416	179,380
*Stanley Black & Decker, Inc.	24,456	1,515,538
*Stanley Furniture, Inc.	4,300	16,598
Staples, Inc.	40,829	835,770
*Starbucks Corp.	36,500	1,039,520
*Starwood Hotels & Resorts Worldwide, Inc.	36,500	1,976,110
*Stein Mart, Inc.	19,182	180,119
*Steiner Leisure, Ltd.	7,300	283,021
*Steinway Musical Instruments, Inc.	5,642	95,970
*Steven Madden, Ltd.	14,409	609,501
Stewart Enterprises, Inc.	44,263	246,102
*Stoneridge, Inc.	12,828	141,108
*Strattec Security Corp.	654	20,019
Strayer Education, Inc.	2,170	303,431
Sturm Ruger & Co., Inc.	9,200	144,072
Superior Industries International, Inc.	13,760	246,992
*Syms Corp.	3,094	22,555
#Systemax, Inc.	18,141	234,926
#*Talbots, Inc.	17,200	168,216
*Tandy Brands Accessories, Inc.	887	2,909
Tandy Leather Factory, Inc.	1,250	5,625
*Target Corp.	59,079	3,068,563
#*Tempur-Pedic International, Inc.	17,967	619,862
*Tenneco, Inc.	19,700	642,614
#*Texas Roadhouse, Inc.	36,498	560,609
Thor Industries, Inc.	23,500	740,015
#Tiffany & Co.	19,420	1,029,260
*Timberland Co. Class A	26,400	553,872
*Time Warner Cable, Inc.	88,298	5,109,805
*Time Warner, Inc.	203,427	6,613,412
*TJX Cos., Inc. (The)	14,400	660,816
*Toll Brothers, Inc.	79,423	1,424,849
*Town Sports International Holdings, Inc.	9,854	29,562
Tractor Supply Co.	24,800	982,080
*Trans World Entertainment Corp.	800	1,456
*True Religion Apparel, Inc.	10,030	205,114
*TRW Automotive Holdings Corp.	54,943	2,510,346
*Tuesday Morning Corp.	18,100	86,699
Tupperware Corp.	6,090	272,893
*Ulta Salon Cosmetics & Fragrance, Inc.	22,200	681,318
#*Under Armour, Inc. Class A	14,403	672,332
*Unifi, Inc.	35,389	167,390
*Universal Electronics, Inc.	7,656	161,235
Universal Technical Institute, Inc.	6,800	131,580
#*Urban Outfitters, Inc.	13,100	403,087
*US Auto Parts Network, Inc.	14,817	118,388
V.F. Corp.	30,637	2,550,224
*Vail Resorts, Inc.	18,336	743,708
*Valassis Communications, Inc.	19,900	656,700
Value Line, Inc.	353	6,047
*Valuevision Media, Inc. Class A	6,665	15,796
*VCG Holding Corp.	1,084	1,984
#Viacom, Inc. Class A	2,201	94,137
*Viacom, Inc. Class B	50,371	1,943,817
#*Volcom, Inc.	12,113	207,980
*WABCO Holdings, Inc.	22,170	1,029,131
Walt Disney Co. (The)	364,790	13,172,567
*Warnaco Group, Inc.	19,590	1,040,425

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Warner Music Group Corp.	27,200	$141,440
*Washington Post Co.	1,162	467,298
Weight Watchers International, Inc.	12,376	414,472
*Wells-Gardner Electronics Corp.	1,365	2,607
Wendy’s/Arby’s Group, Inc.	177,408	816,077
*West Marine, Inc.	10,908	107,007
#*Westwood One, Inc.	3,327	27,880
*Wet Seal, Inc. (The)	49,388	172,858
Weyco Group, Inc.	4,244	105,888
*Whirlpool Corp.	28,600	2,168,738
Wiley (John) & Sons, Inc. Class A	18,500	798,460
Wiley (John) & Sons, Inc. Class B	2,470	106,111
Williams Controls, Inc.	2,055	19,522
Williams-Sonoma, Inc.	45,823	1,483,291
Winmark Corp.	1,041	34,270
*Winnebago Industries, Inc.	12,800	128,000
#*WMS Industries, Inc.	13,100	571,553
Wolverine World Wide, Inc.	19,200	559,104
#World Wrestling Entertainment, Inc.	11,400	157,776
*Wyndham Worldwide Corp.	81,926	2,355,372
#*Wynn Resorts, Ltd.	10,001	1,071,807
*Yum! Brands, Inc.	15,386	762,530
*Zumiez, Inc.	20,658	541,653

Total Consumer Discretionary		308,153,717

Consumer Staples — (5.8%)
Alberto-Culver Co.	41,600	1,551,264
Alico, Inc.	2,828	72,397
*Alliance One International, Inc.	46,772	206,732
Altria Group, Inc.	76,000	1,931,920
Andersons, Inc. (The)	9,300	366,141
*Archer-Daniels-Midland Co.	114,684	3,821,271
Arden Group, Inc. Class A	412	36,281
*Avon Products, Inc.	14,966	455,715
B&G Foods, Inc.	23,700	290,325
*BJ’s Wholesale Club, Inc.	23,366	975,063
*Boston Beer Co., Inc. Class A	5,800	415,222
Bridgford Foods Corp.	972	11,946
Brown-Forman Corp. Class A	3,101	188,541
#*Brown-Forman Corp. Class B	5,175	314,692
Bunge, Ltd.	28,457	1,709,412
Calavo Growers, Inc.	7,231	158,576
#Cal-Maine Foods, Inc.	11,361	329,128
#*Campbell Soup Co.	12,500	453,125
Casey’s General Stores, Inc.	26,000	1,077,960
CCA Industries, Inc.	3,031	13,488
*Central European Distribution Corp.	30,906	771,723
*Central Garden & Pet Co.	10,091	104,442
*Central Garden & Pet Co. Class A	23,069	241,071
#*Chiquita Brands International, Inc.	33,877	449,548
Church & Dwight Co., Inc.	17,053	1,122,940
*Clorox Co.	7,039	468,445
Coca-Cola Bottling Co.	3,566	190,139
Coca-Cola Co. (The)	80,301	4,924,057
*Coca-Cola Enterprises, Inc.	38,200	917,182
*Colgate-Palmolive Co.	17,375	1,339,960
*ConAgra, Inc.	110,132	2,476,869
*Constellation Brands, Inc. Class A	62,297	1,229,120
*Constellation Brands, Inc. Class B	1,902	37,564
Corn Products International, Inc.	38,591	1,642,047
*Costco Wholesale Corp.	36,187	2,271,458

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Craft Brewers Alliance, Inc.	7,692	$50,152
*CVS Caremark Corp.	248,698	7,490,784
*Darling International, Inc.	42,700	427,427
*Dean Foods Co.	55,700	579,280
Del Monte Foods Co.	126,115	1,808,489
#Diamond Foods, Inc.	11,289	498,974
Dr Pepper Snapple Group, Inc.	87,400	3,194,470
*Elizabeth Arden, Inc.	17,575	359,409
*Energizer Holdings, Inc.	19,800	1,480,644
*Estee Lauder Cos., Inc.	8,600	612,062
Farmer Brothers Co.	7,613	124,929
#Flowers Foods, Inc.	21,100	537,628
*Fresh Del Monte Produce, Inc.	30,919	684,237
*General Mills, Inc.	32,460	1,218,548
Golden Enterprises, Inc.	1,223	4,085
#*Great Atlantic & Pacific Tea Co.	20,989	72,202
#*Green Mountain Coffee, Inc.	41,760	1,377,662
Griffin Land & Nurseries, Inc. Class A	2,069	50,897
H.J. Heinz Co.	11,100	545,121
*Hain Celestial Group, Inc.	22,600	558,898
*Hansen Natural Corp.	9,400	481,374
*Harbinger Group, Inc.	4,256	21,961
Herbalife, Ltd.	7,023	448,489
*Hershey Co. (The)	6,900	341,481
*Hormel Foods Corp.	28,376	1,303,026
*HQ Sustainable Maritime Industries, Inc.	4,720	15,623
Imperial Sugar Co	7,500	95,250
Ingles Markets, Inc.	6,186	113,575
Inter Parfums, Inc.	16,521	288,952
J & J Snack Foods Corp.	9,500	407,265
*J.M. Smucker Co.	39,960	2,568,629
*John B. Sanfilippo & Son, Inc.	3,900	52,338
#*Kellogg Co.	12,976	652,174
Kimberly-Clark Corp.	14,746	934,012
Kraft Foods, Inc.	297,509	9,600,615
*Kroger Co. (The)	46,896	1,031,712
#Lancaster Colony Corp.	12,400	618,512
Lance, Inc.	16,749	380,872
*Lifeway Foods, Inc.	2,058	20,415
*Lorillard, Inc.	6,762	577,069
*Mannatech, Inc.	9,254	17,305
*McCormick & Co., Inc. Non-Voting	10,400	459,888
#McCormick & Co., Inc. Voting	743	33,071
Mead Johnson Nutrition Co.	9,131	537,085
#*Medifast, Inc.	6,205	148,175
MGP Ingredients, Inc.	7,457	67,262
*Molson Coors Brewing Co.	53,624	2,532,662
Molson Coors Brewing Co. Class A	203	9,236
Nash-Finch Co.	6,200	259,780
National Beverage Corp.	23,166	331,274
*Natural Alternatives International, Inc.	2,465	16,910
Nu Skin Enterprises, Inc. Class A	18,800	575,280
*Nutraceutical International Corp.	5,931	96,379
Oil-Dri Corp. of America	3,793	83,408
*Omega Protein Corp.	8,997	50,833
*Orchids Paper Products Co.	2,990	38,870
*Overhill Farms, Inc.	7,310	38,012
*Pantry, Inc.	14,407	280,216
*Parlux Fragrances, Inc.	4,771	12,405
*PepsiCo, Inc.	69,616	4,545,925
Philip Morris International, Inc.	68,274	3,994,029

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Physicians Formula Holdings, Inc.	4,151	$14,861
*Pilgrim’s Pride Corp.	1,879	11,462
*Prestige Brands Holdings, Inc.	25,517	274,308
PriceSmart, Inc.	16,117	472,712
*Procter & Gamble Co. (The)	231,134	14,693,188
*Ralcorp Holdings, Inc.	11,866	736,404
*Reddy Ice Holdings, Inc.	6,809	23,763
Reliv’ International, Inc.	2,518	4,935
*Revlon, Inc.	17,422	198,959
Reynolds American, Inc.	34,100	2,213,090
Rocky Mountain Chocolate Factory, Inc.	4,490	43,104
#Ruddick Corp.	23,853	832,470
Safeway, Inc.	75,286	1,724,049
Sanderson Farms, Inc.	11,425	479,622
#*Sara Lee Corp.	58,800	842,604
Schiff Nutrition International, Inc.	5,832	47,123
*Seneca Foods Corp.	3,815	88,126
*Seneca Foods Corp. Class B	283	6,526
*Smart Balance, Inc.	41,360	147,242
*Smithfield Foods, Inc.	89,509	1,499,276
Spartan Stores, Inc.	10,982	164,181
*Spectrum Brands Holdings, Inc.	13,037	369,599
#*SUPERVALU, Inc.	51,345	554,013
*Susser Holdings Corp.	8,307	113,557
*Synutra International, Inc.	288	3,191
Sysco Corp.	17,389	512,280
Tasty Baking Co.	6,546	41,371
Tootsie Roll Industries, Inc.	20,014	525,368
#*TreeHouse Foods, Inc.	18,056	843,215
*Tyson Foods, Inc. Class A	100,089	1,556,384
*United Natural Foods, Inc.	22,900	818,904
United-Guardian, Inc.	1,001	13,413
Universal Corp.	12,600	522,144
*USANA Health Sciences, Inc.	5,433	238,617
#Vector Group, Ltd.	16,278	304,399
Village Super Market, Inc.	2,991	87,337
*Walgreen Co.	79,696	2,700,100
*Wal-Mart Stores, Inc.	99,788	5,405,516
WD-40 Co.	6,859	253,029
Weis Markets, Inc.	15,380	599,205
*Whole Foods Market, Inc.	25,025	994,744
*Winn-Dixie Stores, Inc.	31,704	212,417

Total Consumer Staples		129,509,819

Energy — (9.2%)
*Abraxas Petroleum Corp.	5,592	17,223
Adams Resources & Energy, Inc.	1,689	33,104
*Allis-Chalmers Energy, Inc.	30,200	155,228
Alon USA Energy, Inc.	23,640	134,039
#*Alpha Natural Resources, Inc.	31,080	1,403,884
*American Oil & Gas, Inc.	19,808	171,141
*Anadarko Petroleum Corp.	80,333	4,946,103
*Apache Corp.	57,291	5,787,537
*Approach Resources, Inc.	10,412	160,865
Arch Coal, Inc.	41,999	1,032,755
*Atlas Energy, Inc.	26,429	769,612
#*ATP Oil & Gas Corp.	24,800	356,128
*Atwood Oceanics, Inc.	25,519	829,623
*Baker Hughes, Inc.	73,324	3,397,101
*Barnwell Industries, Inc.	900	2,664
*Basic Energy Services, Inc.	20,400	225,624

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Berry Petroleum Corp. Class A	26,028	$890,418
*Bill Barrett Corp.	23,414	883,878
*Bolt Technology Corp.	3,550	39,440
#*BPZ Resources, Inc.	43,898	163,301
*Brigham Exploration Co.	18,480	389,743
*Bristow Group, Inc.	18,162	704,322
*Bronco Drilling Co., Inc.	11,836	49,948
*Cabot Oil & Gas Corp.	25,172	729,485
*Cal Dive International, Inc.	55,788	282,287
*Callon Petroleum Co.	8,100	39,933
*Cameron International Corp.	25,532	1,117,025
CARBO Ceramics, Inc.	10,900	913,093
*Carrizo Oil & Gas, Inc.	17,773	419,798
#*Cheniere Energy, Inc.	19,478	63,888
Chesapeake Energy Corp.	111,705	2,423,998
*Chevron Corp.	318,282	26,293,276
Cimarex Energy Co.	28,600	2,195,050
*Clayton Williams Energy, Inc.	6,166	368,234
*Clean Energy Fuels Corp.	23,900	347,028
*Complete Production Services, Inc.	39,327	921,432
#*Comstock Resources, Inc.	25,700	574,395
*Concho Resources, Inc.	28,049	1,926,125
*ConocoPhillips	243,885	14,486,769
*Consol Energy, Inc.	14,106	518,537
*Contango Oil & Gas Co.	7,843	412,463
#*Continental Resources, Inc.	8,452	401,724
*CREDO Petroleum Corp.	5,480	43,840
*Crimson Exploration, Inc.	11,167	33,166
*Crosstex Energy, Inc.	35,510	287,986
*CVR Energy, Inc.	42,457	404,191
*Dawson Geophysical Co.	3,793	94,218
Delek US Holdings, Inc.	20,482	150,543
*Denbury Resources, Inc.	110,856	1,886,769
Devon Energy Corp.	70,570	4,588,461
DHT Holdings, Inc.	24,059	103,454
#*Diamond Offshore Drilling, Inc.	7,503	496,398
*Double Eagle Petroleum Co.	3,816	16,256
*Dresser-Rand Group, Inc.	34,300	1,173,746
*Dril-Quip, Inc.	8,357	577,469
*El Paso Corp.	38,887	515,642
*Energy Partners, Ltd.	19,348	216,117
*ENGlobal Corp.	9,358	27,045
*EOG Resources, Inc.	39,295	3,761,317
*Evolution Petroleum Corp.	11,456	68,049
#EXCO Resources, Inc.	31,999	474,545
#*Exterran Holdings, Inc.	31,999	805,415
*Exxon Mobil Corp.	329,464	21,899,472
*FieldPoint Petroleum Corp.	1,500	4,335
*FMC Technologies, Inc.	9,914	714,799
#*Forest Oil Corp.	28,984	890,678
Frontier Oil Corp.	53,400	707,550
*FX Energy, Inc.	14,565	69,912
#General Maritime Corp.	18,922	72,660
#*Geokinetics, Inc.	7,400	50,468
*GeoResources, Inc.	9,952	171,174
*Global Industries, Ltd.	58,778	340,325
#*GMX Resources, Inc.	5,100	22,848
#*Goodrich Petroleum Corp.	9,500	129,580
*Gran Tierra Energy, Inc.	53,102	396,141
*Green Plains Renewable Energy, Inc.	15,433	171,615
Gulf Island Fabrication, Inc.	6,500	148,460

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Gulfmark Offshore, Inc.	13,247	$392,244
*Gulfport Energy Corp.	20,800	346,528
*Halliburton Co.	49,926	1,590,642
#*Harvest Natural Resources, Inc.	25,200	314,496
*Helix Energy Solutions Group, Inc.	51,715	656,263
*Helmerich & Payne, Inc.	12,665	541,809
#*Hercules Offshore, Inc.	23,200	54,752
Hess Corp.	56,778	3,578,717
*HKN, Inc.	2,684	9,877
Holly Corp.	26,900	880,437
#*Hornbeck Offshore Services, Inc.	13,000	289,120
#Houston American Energy Corp.	3,600	50,580
*International Coal Group, Inc.	104,000	584,480
#*ION Geophysical Corp.	75,500	369,195
*James River Coal Co.	13,700	237,147
*Key Energy Services, Inc.	64,300	633,355
*Kodiak Oil & Gas Corp.	6,000	24,720
#*L&L Energy, Inc.	6,800	55,556
Lufkin Industries, Inc.	16,800	820,680
*Magnum Hunter Resources Corp.	5,800	27,724
*Marathon Oil Corp.	136,394	4,851,535
#*Mariner Energy, Inc.	49,647	1,237,203
Massey Energy Co.	37,870	1,593,191
*Matrix Service Co.	12,562	114,063
*McMoran Exploration Co.	13,500	227,340
*Mexco Energy Corp.	200	1,196
*Mitcham Industries, Inc.	4,104	35,705
*Murphy Oil Corp.	33,300	2,169,828
*Nabors Industries, Ltd.	97,044	2,028,220
National-Oilwell, Inc.	71,718	3,855,560
*Natural Gas Services Group, Inc.	6,000	94,500
*Newfield Exploration Co.	32,632	1,945,520
*Newpark Resources, Inc.	49,300	289,884
#Noble Corp.	27,200	939,216
*Noble Energy, Inc.	30,875	2,515,695
*Northern Oil & Gas, Inc.	4,300	84,624
Occidental Petroleum Corp.	62,864	4,942,996
*Oceaneering International, Inc.	10,625	657,369
*Oil States International, Inc.	25,095	1,282,856
Overseas Shipholding Group, Inc.	18,959	633,799
*OYO Geospace Corp.	3,700	224,257
Panhandle Oil & Gas, Inc.	4,225	104,358
*Parker Drilling Co.	59,735	252,679
#*Patriot Coal Corp.	45,100	608,399
Patterson-UTI Energy, Inc.	79,341	1,540,009
*Peabody Energy Corp.	13,407	709,230
Penn Virginia Corp.	21,300	315,666
*Petrohawk Energy Corp.	48,950	832,640
*Petroleum Development Corp.	11,300	352,673
#*PetroQuest Energy, Inc.	32,708	182,511
*PHI, Inc. Non-Voting	6,193	108,192
*Pioneer Drilling Co.	26,800	165,088
Pioneer Natural Resources Co.	37,978	2,650,864
*Plains Exploration & Production Co.	49,738	1,386,198
*PostRock Energy Corp.	700	2,849
*Precision Drilling Corp.	6,936	54,101
*Pride International, Inc.	54,787	1,661,142
*Pyramid Oil Co.	350	1,522
*QEP Resources, Inc.	41,000	1,354,230
*Quicksilver Resources, Inc.	51,226	766,853
Range Resources Corp.	23,492	878,366

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*REX American Resources Corp.	7,200	$119,448
*Rex Energy Corp.	22,700	279,664
*Rosetta Resources, Inc.	27,616	660,299
*Rowan Cos., Inc.	57,962	1,906,950
RPC, Inc.	49,521	1,089,957
#*SandRidge Energy, Inc.	109,530	599,129
*Schlumberger, Ltd.	57,293	4,004,208
*SEACOR Holdings, Inc.	11,468	1,086,593
#*Seahawk Drilling, Inc.	3,322	33,486
SM Energy Co.	31,676	1,320,256
Southern Union Co.	28,500	716,205
*Southwestern Energy Co.	12,100	409,585
*Spectra Energy Corp.	32,693	777,113
#*Stone Energy Corp.	24,507	383,044
*Sunoco, Inc.	43,540	1,631,444
*Superior Energy Services, Inc.	39,642	1,094,912
*Swift Energy Corp.	18,700	595,595
*T-3 Energy Services, Inc.	6,400	214,208
Teekay Corp.	28,038	891,608
*Tesoro Petroleum Corp.	78,700	1,019,952
*Tetra Technologies, Inc.	37,300	364,048
*TGC Industries, Inc.	7,271	26,903
Tidewater, Inc.	27,919	1,287,903
*Toreador Resources Corp.	9,240	127,142
#*Trico Marine Services, Inc.	3,438	516
*Ultra Petroleum Corp.	6,450	265,418
*Union Drilling, Inc.	10,400	47,528
*Unit Corp.	25,714	1,008,760
#*Uranium Energy Corp.	6,699	25,925
*USEC, Inc.	65,000	349,050
*VAALCO Energy, Inc.	30,500	179,340
*Valero Energy Corp.	163,570	2,936,082
#*Venoco, Inc.	18,127	280,606
#*Voyager Oil & Gas, Inc.	2,818	9,863
W&T Offshore, Inc.	36,980	402,342
*Warren Resources, Inc.	36,197	151,303
*Weatherford International, Ltd.	11,400	191,634
*Western Refining, Inc.	43,905	291,968
*Westmoreland Coal Co.	3,531	37,499
*Whiting Petroleum Corp.	16,859	1,693,318
*Willbros Group, Inc.	19,000	168,340
*Williams Cos., Inc. (The)	28,735	618,377
World Fuel Services Corp.	29,500	832,785
Total Energy		203,733,620

Financials — (16.3%)
1st Source Corp.	13,997	247,327
*1st United Ban Corp, Inc.	11,567	69,633
21st Century Holding Co.	1,554	5,532
Abington Bancorp, Inc.	14,443	155,118
Access National Corp.	2,539	15,932
Advance America Cash Advance Centers, Inc.	29,839	148,897
*Affiliated Managers Group, Inc.	17,375	1,487,474
*Affirmative Insurance Holdings, Inc.	4,394	16,258
*Aflac, Inc.	39,030	2,181,387
*Allegheny Corp.	3,659	1,099,456
#Alliance Bancorp, Inc. of Pennsylvania	732	5,446
Alliance Financial Corp.	1,161	35,376
Allied World Assurance Co. Holdings, Ltd.	16,493	943,565
*Allstate Corp. (The)	92,621	2,824,014
*Alterra Capital Holdings, Ltd.	14,849	299,950

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Altisource Portfolio Solutions SA	7,133	$186,599
*Amcore Financial, Inc.	5,020	15
*American Capital, Ltd.	118,772	829,029
American Equity Investment Life Holding Co.	29,229	317,135
*American Express Co.	60,320	2,500,867
American Financial Group, Inc.	68,646	2,099,195
*American Independence Corp.	375	1,815
American National Bankshares, Inc.	2,899	66,039
American National Insurance Co.	4,817	377,845
*American River Bankshares	2,071	11,991
*American Safety Insurance Holdings, Ltd.	4,831	89,712
*American Spectrum Realty, Inc.	450	6,129
*Ameriprise Financial, Inc.	43,419	2,244,328
*Ameris Bancorp	11,749	108,913
*AMERISAFE, Inc.	9,966	190,251
*AmeriServe Financial, Inc.	3,367	5,387
AmTrust Financial Services, Inc.	29,421	440,432
#*Ante5, Inc.	2,818	2,254
*AON Corp.	23,021	915,085
*Arch Capital Group, Ltd.	9,175	792,628
Argo Group International Holdings, Ltd.	21,093	731,716
Arrow Financial Corp.	7,227	176,267
Aspen Insurance Holdings, Ltd.	41,342	1,172,873
*Asset Acceptance Capital Corp.	13,200	76,296
Associated Banc-Corp	87,116	1,103,760
*Assurant, Inc.	37,007	1,463,257
Assured Guaranty, Ltd.	62,328	1,187,348
Asta Funding, Inc.	6,541	53,832
Astoria Financial Corp.	55,200	685,584
*Atlantic Coast Federal Corp.	1,974	3,336
Auburn National Bancorporation, Inc.	600	12,336
*Avatar Holdings, Inc.	5,500	100,320
Axis Capital Holdings, Ltd.	41,515	1,411,925
*B of I Holding, Inc.	5,389	69,303
Baldwin & Lyons, Inc.	174	3,976
Baldwin & Lyons, Inc. Class B	5,029	125,725
BancFirst Corp.	10,800	443,880
Banco Santander SA Sponsored ADR	833	10,671
Bancorp Rhode Island, Inc.	1,778	51,722
*Bancorp, Inc.	13,468	100,875
#BancorpSouth, Inc.	40,026	527,943
#*BancTrust Financial Group, Inc.	8,300	24,236
Bank Mutual Corp.	29,001	139,785
*Bank of America Corp.	1,258,906	14,401,885
Bank of Commerce Holdings	2,469	9,506
Bank of Hawaii Corp.	20,682	893,256
Bank of Kentucky Financial Corp.	1,229	21,815
*Bank of New York Mellon Corp. (The)	200,418	5,022,475
Bank of the Ozarks, Inc.	9,000	342,090
*BankAtlantic Bancorp, Inc.	2,388	2,161
BankFinancial Corp.	9,858	90,201
Bar Harbor Bankshares	1,738	47,256
*BB&T Corp.	112,544	2,634,655
BCB Bancorp, Inc.	2,691	23,492
Beacon Federal Bancorp, Inc.	1,496	16,935
*Beneficial Mutual Bancorp, Inc.	41,646	305,682
*Berkshire Hathaway, Inc.	18,048	1,435,899
Berkshire Hills Bancorp, Inc.	6,686	129,307
BGC Partners, Inc. Class A	16,001	111,047
BlackRock, Inc.	6,731	1,150,934
BOK Financial Corp.	16,800	776,664

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Boston Private Financial Holdings, Inc.	40,498	$231,244
Bridge Bancorp, Inc.	1,210	28,169
*Bridge Capital Holdings	1,483	13,332
Brookline Bancorp, Inc.	36,650	356,971
Brooklyn Federal Bancorp, Inc.	3,800	6,650
Brown & Brown, Inc.	43,492	969,437
Bryn Mawr Bank Corp.	5,953	99,475
C&F Financial Corp.	353	6,619
Calamos Asset Management, Inc.	6,016	72,132
California First National BanCorp.	1,859	24,502
Camden National Corp.	3,693	126,448
*Cape Bancorp, Inc.	1,253	10,889
Capital City Bank Group, Inc.	7,984	95,409
*Capital One Financial Corp.	79,388	2,958,791
Capital Southwest Corp.	1,955	188,912
CapitalSource, Inc.	97,714	597,033
#*Capitol Bancorp, Ltd.	8,149	9,290
#Capitol Federal Financial	7,823	183,058
Cardinal Financial Corp.	14,560	145,454
*Cardtronics, Inc.	10,510	178,144
*Carolina Bank Holdings, Inc.	900	2,565
#*Cascade Financial Corp.	2,516	1,157
Cash America International, Inc.	15,143	533,488
Cathay General BanCorp	34,140	464,304
*CB Richard Ellis Group, Inc.	22,747	417,407
Center Bancorp, Inc.	6,087	46,200
*Center Financial Corp.	20,624	107,657
CenterState Banks of Florida, Inc.	10,939	80,949
*Central Jersey Bancorp	3,391	25,331
#*Central Pacific Financial Corp.	7,560	11,491
*Centrue Financial Corp.	1,532	2,114
Century Bancorp, Inc. Class A	1,211	28,767
*Charles Schwab Corp. (The)	41,715	642,411
Chemical Financial Corp.	13,676	277,349
*Chicopee Bancorp, Inc.	3,900	46,215
Chubb Corp.	62,321	3,615,864
Cincinnati Financial Corp.	66,527	1,958,555
*CIT Group, Inc.	11,209	485,686
*Citigroup, Inc.	1,845,315	7,694,964
*Citizens Community Bancorp, Inc.	1,100	4,702
#Citizens Holding Co.	200	3,734
Citizens South Banking Corp.	1,155	5,371
#*Citizens, Inc.	24,700	170,924
#City Holding Co.	9,860	312,562
City National Corp.	27,720	1,429,520
CKX Lands, Inc.	39	423
Clifton Savings Bancorp, Inc.	12,297	103,172
CME Group, Inc.	12,950	3,750,968
#*CNA Financial Corp.	86,935	2,409,838
*CNA Surety Corp.	33,405	643,046
CNB Financial Corp.	1,386	19,252
#*CNO Financial Group, Inc.	128,121	696,978
CoBiz Financial, Inc.	17,561	84,995
Codorus Valley Bancorp, Inc.	490	4,591
Cohen & Steers, Inc.	17,425	436,845
*Colonial Financial Services, Inc.	350	3,500
#*Colony Bankcorp, Inc.	327	1,269
Columbia Banking System, Inc.	20,069	365,456
Comerica, Inc.	61,107	2,186,408
#Commerce Bancshares, Inc.	20,747	764,319
Commercial National Financial Corp.	668	10,735

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Community Bank System, Inc.	24,995	$584,133
*Community Capital Corp.	162	536
Community Trust Bancorp, Inc.	9,161	250,187
*CompuCredit Holdings Corp.	32,821	184,782
Consolidated-Tokoma Land Co.	3,000	78,810
*Consumer Portfolio Services, Inc.	100	89
#*Cowen Group, Inc.	6,257	21,900
*Crawford & Co. Class A	1,841	3,885
*Crawford & Co. Class B	8,232	21,074
*Credit Acceptance Corp.	14,546	855,450
*Crescent Financial Corp.	1,666	3,615
Cullen Frost Bankers, Inc.	25,582	1,341,520
#CVB Financial Corp.	50,000	380,500
Danvers Bancorp, Inc.	10,677	160,475
Delphi Financial Group, Inc. Class A	24,758	670,199
Diamond Hill Investment Group, Inc.	1,238	94,806
Dime Community Bancshares, Inc.	17,835	260,213
*Discover Financial Services	193,647	3,417,870
*Dollar Financial Corp.	12,514	313,100
Donegal Group, Inc. Class A	11,178	154,815
Donegal Group, Inc. Class B	1,947	35,046
*Doral Financial Corp.	13,473	20,210
Duff & Phelps Corp.	6,797	94,750
*E*Trade Financial Corp.	200	2,860
East West Bancorp, Inc.	53,630	945,497
Eastern Insurance Holdings, Inc.	3,649	40,613
Eastern Virginia Bankshares, Inc.	1,053	3,822
Eaton Vance Corp.	9,619	276,739
ECB Bancorp, Inc.	468	6,388
*eHealth, Inc.	11,857	160,188
EMC Insurance Group, Inc.	5,941	125,593
Employers Holdings, Inc.	25,610	414,626
*Encore Bancshares, Inc.	5,178	39,922
*Encore Capital Group, Inc.	13,700	278,384
Endurance Specialty Holdings, Ltd.	38,019	1,573,987
*Enstar Group, Ltd.	6,632	531,820
Enterprise BanCorp., Inc.	3,460	39,755
Enterprise Financial Services Corp.	6,434	63,504
Epoch Holding Corp.	4,531	60,398
Erie Indemnity Co.	16,842	963,026
ESB Financial Corp.	4,996	71,892
ESSA Bancorp, Inc.	9,962	126,019
Evans Bancorp, Inc.	807	11,298
Evercore Partners, Inc. Class A	6,998	212,459
Everest Re Group, Ltd.	19,573	1,649,612
*EzCorp, Inc.	23,588	506,670
F.N.B. Corp.	59,323	504,246
Farmers Capital Bank Corp	1,450	6,525
FBL Financial Group, Inc. Class A	14,926	390,464
Federal Agricultural Mortgage Corp.	6,100	71,797
Federal Agricultural Mortgage Corp. Class A	191	2,048
*Federated Investors, Inc.	7,000	174,370
Fidelity National Financial, Inc.	71,340	955,243
*Fidelity Southern Corp.	4,055	27,859
Fifth Third Bancorp.	271,916	3,415,265
Financial Institutions, Inc.	6,171	111,387
*First Acceptance Corp.	17,589	32,716
First Advantage Bancorp	956	10,516
First American Financial Corp.	44,750	628,290
First Bancorp	10,455	139,992
First Bancorp, Inc.	2,589	35,935

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Busey Corp.	32,186	$149,343
First Business Financial Services, Inc.	1,140	11,685
*First California Financial Group, Inc.	4,507	11,087
*First Cash Financial Services, Inc.	14,286	415,294
First Citizens BancShares, Inc.	5,616	1,048,956
First Commonwealth Financial Corp.	41,710	242,752
First Community Bancshares, Inc.	8,395	112,997
First Defiance Financial Corp.	3,509	39,090
#*First Federal Bancshares of Arkansas, Inc.	124	233
First Financial Bancorp	28,325	476,993
First Financial Bankshares, Inc.	10,625	502,138
First Financial Corp.	6,548	191,398
First Financial Holdings, Inc.	7,692	80,381
First Financial Northwest, Inc.	11,880	45,382
*First Financial Service Corp.	444	2,158
#*First Horizon National Corp.	141,197	1,424,678
First M&F Corp.	911	3,644
#*First Marblehead Corp. (The)	22,532	50,246
First Merchants Corp.	12,564	104,532
First Mercury Financial Corp.	9,013	146,912
First Midwest Bancorp, Inc.	35,820	383,632
First Niagara Financial Group, Inc.	103,498	1,226,451
#First Pactrust Bancorp, Inc.	1,791	20,596
*First Place Financial Corp.	8,972	29,697
First Security Group, Inc.	6,111	10,083
First South Bancorp, Inc.	4,140	41,566
#First United Corp.	1,100	4,609
Firstbank Corp.	1,136	5,510
*FirstCity Financial Corp.	3,886	32,837
FirstMerit Corp.	45,664	784,508
Flagstone Reinsurance Holdings SA	38,421	418,789
Flushing Financial Corp.	15,459	203,286
#*Forest City Enterprises, Inc. Class A	67,473	984,431
#*Forest City Enterprises, Inc. Class B	4,120	59,493
*Forestar Group, Inc.	7,394	126,437
*Fox Chase Bancorp, Inc.	10,014	97,636
*FPIC Insurance Group, Inc.	7,057	249,959
Franklin Resources, Inc.	13,920	1,596,624
Fulton Financial Corp.	104,482	975,862
*GAINSCO, Inc.	230	2,668
Gallagher (Arthur J.) & Co.	27,400	771,584
GAMCO Investors, Inc.	3,560	152,510
*Genworth Financial, Inc.	177,318	2,010,786
German American BanCorp, Inc.	6,319	106,791
GFI Group, Inc.	62,280	298,321
Glacier Bancorp, Inc.	35,693	464,009
*Gleacher & Co., Inc.	36,443	81,997
*Global Indemnity P.L.C.	8,764	147,936
*Goldman Sachs Group, Inc. (The)	83,669	13,466,526
Great Southern Bancorp, Inc.	6,537	147,017
#*Greene Bancshares, Inc.	5,399	20,840
#Greenhill & Co., Inc.	4,315	335,146
*Greenlight Capital Re, Ltd.	14,704	419,946
*Guaranty BanCorp	7,729	12,676
*Hallmark Financial Services, Inc.	9,939	88,855
Hampden Bancorp, Inc.	1,565	15,947
#*Hampton Roads Bankshares, Inc.	100	84
Hancock Holding Co.	17,590	552,678
*Hanmi Financial Corp.	8,200	9,594
Hanover Insurance Group, Inc.	30,043	1,359,446
Harleysville Group, Inc.	13,594	466,682

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Harleysville Savings Financial Corp.	1,326	$19,731
*Harris & Harris Group, Inc.	14,778	61,624
*Hartford Financial Services Group, Inc.	73,641	1,765,911
Hawthorn Bancshares, Inc.	216	2,145
HCC Insurance Holdings, Inc.	51,645	1,367,560
Heartland Financial USA, Inc.	8,087	124,944
*Heritage Commerce Corp.	6,986	26,267
*Heritage Financial Corp.	3,417	46,164
#Heritage Financial Group	934	7,706
HF Financial Corp.	761	7,869
*HFF, Inc.	6,600	64,878
*Hilltop Holdings, Inc.	34,900	348,651
Hingham Institution for Savings	225	9,000
*HMN Financial, Inc.	212	640
*Home Bancorp, Inc.	3,333	44,762
Home Bancshares, Inc.	14,299	294,130
Home Federal Bancorp, Inc.	8,959	107,866
*Homeowners Choice, Inc.	939	6,564
HopFed Bancorp, Inc.	1,632	14,721
Horace Mann Educators Corp.	20,000	373,800
Horizon BanCorp.	590	14,898
#*Horizon Financial Corp.	241	1
*Hudson City Bancorp, Inc.	153,580	1,789,207
Hudson Valley Holding Corp.	1,938	37,888
Huntington Bancshares, Inc.	266,142	1,509,025
IBERIABANK Corp.	13,570	706,318
Independence Holding Co.	5,300	44,838
Independent Bank Corp. (453836108)	11,615	272,836
Independent Bank Corp. (453838609)	76	132
Indiana Community Bancorp	475	6,595
Infinity Property & Casualty Corp.	7,323	378,965
*Interactive Brokers Group, Inc.	20,498	383,723
*IntercontinentalExchange, Inc.	2,225	255,586
#*International Assets Holding Corp.	8,936	197,039
International Bancshares Corp.	35,000	599,550
#*Intervest Bancshares Corp.	1,866	4,292
*Invesco, Ltd.	99,985	2,299,655
*Investment Technology Group, Inc.	18,751	267,014
*Investors Bancorp, Inc.	78,574	942,888
#*Investors Capital Holdings, Ltd.	1,190	4,938
Investors Title Co.	547	17,717
#*Janus Capital Group, Inc.	74,272	784,312
#Jefferies Group, Inc.	81,978	1,961,734
Jefferson Bancshares, Inc.	200	702
JMP Group, Inc.	8,500	56,525
Jones Lang LaSalle, Inc.	19,993	1,560,654
*JPMorgan Chase & Co.	762,068	28,676,619
#KBW, Inc.	18,067	457,095
Kearny Financial Corp.	38,365	334,926
Kentucky First Federal Bancorp	1,549	14,638
*KeyCorp	300,289	2,459,367
#K-Fed Bancorp	5,255	39,570
*Knight Capital Group, Inc.	49,022	638,757
Lake Shore Bancorp, Inc.	125	1,062
Lakeland Bancorp, Inc.	11,263	104,408
Lakeland Financial Corp.	7,934	150,667
Landmark Bancorp, Inc.	1,050	16,222
Legacy Bancorp, Inc.	4,612	35,328
*Legg Mason, Inc.	52,714	1,635,715
*Leucadia National Corp.	48,856	1,241,920
#Life Partners Holdings, Inc.	2,578	47,848

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Lincoln National Corp.	105,151	$2,574,096
LNB Bancorp, Inc.	5,305	25,570
*Loews Corp.	75,812	2,993,058
*Louisiana Bancorp, Inc.	2,000	28,940
LSB Corp.	600	12,600
#*M&T Bank Corp.	45,894	3,430,576
#*Macatawa Bank Corp.	4,000	7,520
Maiden Holdings, Ltd.	31,877	243,859
MainSource Financial Group, Inc.	12,698	105,012
*Markel Corp.	2,900	971,558
*Market Leader, Inc.	3,600	7,020
MarketAxess Holdings, Inc.	16,626	302,094
*Marlin Business Services Corp.	5,626	68,468
*Marsh & McLennan Cos., Inc.	47,143	1,177,632
*Marshall & Ilsley Corp.	143,483	847,985
*Maui Land & Pineapple Co., Inc.	1,700	7,480
MB Financial, Inc.	24,932	371,237
#*MBIA, Inc.	166,900	1,870,949
#*MBT Financial Corp.	2,591	5,001
MCG Capital Corp.	38,371	242,888
Meadowbrook Insurance Group, Inc.	26,868	231,871
Medallion Financial Corp.	9,217	74,013
*Mercantile Bancorp, Inc.	1,350	2,416
Mercantile Bank Corp.	2,651	11,055
Mercer Insurance Group, Inc.	2,780	51,013
Merchants Bancshares, Inc.	2,560	66,074
Mercury General Corp.	28,510	1,211,105
*Meridian Interstate Bancorp, Inc.	7,725	81,962
Meta Financial Group, Inc.	673	8,601
*MetLife, Inc.	149,939	6,047,040
*Metro Bancorp, Inc.	1,684	17,025
*MetroCorp Bancshares, Inc.	1,365	4,423
*MF Global Holdings, Ltd.	76,473	598,784
#*MGIC Investment Corp.	87,196	769,069
MicroFinancial, Inc.	1,652	6,674
MidSouth Bancorp, Inc.	3,623	49,780
MidWestOne Financial Group, Inc.	2,909	42,791
Montpelier Re Holdings, Ltd.	40,003	732,855
*Moody’s Corp.	16,693	451,713
*Morgan Stanley	221,389	5,505,944
MSB Financial Corp.	400	2,724
*MSCI, Inc.	9,308	333,692
MutualFirst Financial, Inc.	1,250	10,112
*Nara Bancorp, Inc.	18,400	144,256
*NASDAQ OMX Group, Inc. (The)	68,083	1,431,105
*National Financial Partners Corp.	21,100	291,180
National Interstate Corp.	10,729	230,352
National Penn Bancshares, Inc.	63,045	409,162
National Western Life Insurance Co. Class A	577	92,326
*Navigators Group, Inc. (The)	12,800	588,416
NBT Bancorp, Inc.	24,899	549,023
Nelnet, Inc. Class A	21,430	481,532
New England Bancshares, Inc.	1,242	8,992
New Hampshire Thrift Bancshares, Inc.	1,970	23,108
New Westfield Financial, Inc.	18,225	154,001
New York Community Bancorp, Inc.	92,236	1,561,555
NewAlliance Bancshares, Inc.	63,752	821,763
*NewBridge Bancorp	6,306	24,909
*Newport Bancorp, Inc.	1,100	13,156
*NewStar Financial, Inc.	25,510	194,131
*North Valley Bancorp	336	561

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Northeast Community Bancorp, Inc.	5,046	$30,175
Northern Trust Corp.	27,458	1,362,741
#Northfield Bancorp, Inc.	20,223	229,531
Northrim Bancorp, Inc.	2,509	42,778
Northwest Bancshares, Inc.	56,602	641,867
Norwood Financial Corp.	65	1,820
NYMAGIC, Inc.	1,300	33,371
NYSE Euronext, Inc.	101,318	3,104,384
Ocean Shore Holding Co.	3,233	35,563
OceanFirst Financial Corp.	8,888	106,123
*Ocwen Financial Corp.	49,700	428,911
Ohio Valley Banc Corp.	919	18,362
Old National BanCorp.	43,593	412,390
#*Old Republic International Corp.	124,640	1,645,248
#Old Second Bancorp, Inc.	9,448	18,613
OneBeacon Insurance Group, Ltd.	15,597	219,606
*Oppenheimer Holdings, Inc. Class A	4,522	115,085
*optionsXpress Holdings, Inc.	27,187	434,176
Oriental Financial Group, Inc.	22,781	301,393
Oritani Financial Corp.	30,634	325,027
Osage Bancshares, Inc.	1,100	8,552
Pacific Continental Corp.	7,620	63,322
#*Pacific Mercantile Bancorp	1,900	6,004
PacWest Bancorp	16,912	294,776
Park National Corp.	7,582	495,484
Parkvale Financial Corp.	1,521	12,168
PartnerRe, Ltd.	25,605	2,030,989
*Patriot National Bancorp	78	281
Peapack-Gladstone Financial Corp.	2,972	36,050
Penns Woods BanCorp, Inc.	1,392	45,866
*Penson Worldwide, Inc.	11,773	60,631
Peoples Bancorp of North Carolina	126	643
Peoples Bancorp, Inc.	6,533	86,105
*People’s United Financial, Inc.	130,357	1,604,695
#*PHH Corp.	27,494	529,809
*Phoenix Cos., Inc. (The)	87,000	182,700
*PICO Holdings, Inc.	11,056	339,861
#*Pinnacle Financial Partners, Inc.	14,903	170,043
*Piper Jaffray Cos., Inc.	8,300	257,051
Platinum Underwriters Holdings, Ltd.	21,769	937,155
*PMI Group, Inc. (The)	79,700	266,995
*PNC Financial Services Group, Inc.	88,597	4,775,378
*Popular, Inc.	51,975	141,892
Porter Bancorp, Inc.	3,039	33,733
#*Portfolio Recovery Associates, Inc.	8,634	578,910
*Preferred Bank	4,693	8,072
Premier Financial Bancorp, Inc.	1,250	8,362
Presidential Life Corp.	14,091	134,851
*Primus Guaranty, Ltd.	9,727	48,343
#Princeton National Bancorp, Inc.	1,151	5,582
*Principal Financial Group, Inc.	80,315	2,155,655
PrivateBancorp, Inc.	31,200	367,848
*ProAssurance Corp.	19,955	1,147,213
*Progressive Corp.	51,272	1,084,916
Prosperity Bancshares, Inc.	27,842	865,608
Protective Life Corp.	44,623	1,069,613
*Providence Community Bancshares, Inc.	100	126
Provident Financial Holdings, Inc.	4,700	31,913
Provident Financial Services, Inc.	36,200	457,568
Provident New York Bancorp	22,203	196,941
Prudential Bancorp, Inc. of Pennsylvania	1,666	10,296

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Prudential Financial, Inc.	79,944	$4,203,456
Pulaski Financial Corp.	4,137	29,373
Pzena Investment Management, Inc. Class A	2,289	15,497
QC Holdings, Inc.	6,713	25,308
*QCR Holdings, Inc.	797	7,572
Radian Group, Inc.	40,100	304,359
*Rainier Pacific Financial Group, Inc.	1,250	14
Raymond James Financial, Inc.	37,586	1,060,677
Regions Financial Corp.	428,453	2,699,254
Reinsurance Group of America, Inc.	27,741	1,388,992
RenaissanceRe Holdings, Ltd.	21,529	1,297,338
Renasant Corp.	12,689	207,465
Republic Bancorp, Inc. Class A	9,399	192,116
Resource America, Inc.	8,593	53,019
Rewards Network, Inc	1,462	20,029
*Riverview Bancorp, Inc.	400	872
RLI Corp.	10,512	603,599
Rockville Financial, Inc.	9,620	108,802
*Rodman & Renshaw Capital Group, Inc.	13,984	40,134
Roma Financial Corp.	14,191	140,633
Rome Bancorp, Inc.	2,991	32,602
*Royal Bancshares of Pennsylvania, Inc. Class A	2,789	4,658
Rurban Financial Corp	600	1,740
S&T Bancorp, Inc.	18,553	363,639
S.Y. Bancorp, Inc.	7,148	175,126
*Safeguard Scientifics, Inc.	10,330	152,058
Safety Insurance Group, Inc.	8,869	412,054
Salisbury Bancorp, Inc.	300	6,855
Sanders Morris Harris Group, Inc.	5,005	29,029
Sandy Spring Bancorp, Inc.	12,001	208,817
Savannah Bancorp, Inc. (The)	1,179	9,479
SCBT Financial Corp.	6,309	192,614
SeaBright Holdings, Inc.	12,904	108,006
*Seacoast Banking Corp. of Florida	4,068	5,085
SEI Investments Co.	13,929	308,527
Selective Insurance Group, Inc.	30,027	508,057
Shore Bancshares, Inc.	1,418	13,981
SI Financial Group, Inc.	2,757	17,562
Sierra Bancorp	4,954	51,571
*Signature Bank	20,948	884,844
Simmons First National Corp.	8,520	231,659
*SLM Corp.	67,351	801,477
*Smithtown Bancorp, Inc.	2,121	7,911
Somerset Hills BanCorp	1,096	9,316
*Southcoast Financial Corp	900	3,105
*Southern Community Financial Corp	6,110	9,959
*Southern First Bancshares, Inc.	15	99
Southern Missouri Bancorp, Inc.	65	1,030
*Southern National Bancorp of Virginia, Inc.	417	3,186
Southside Bancshares, Inc.	8,148	153,264
Southwest Bancorp, Inc.	9,624	95,278
#*St. Joe Co. (The)	33,083	667,946
StanCorp Financial Group, Inc.	25,050	1,074,645
State Auto Financial Corp.	19,901	311,650
State Bancorp, Inc.	7,347	67,445
State Street Corp.	56,001	2,338,602
StellarOne Corp.	11,478	146,689
Sterling Bancorp	13,638	128,061
Sterling Bancshares, Inc.	49,694	267,851
#Stewart Information Services Corp.	8,800	95,216
#*Stifel Financial Corp.	16,632	788,190

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Stratus Properties, Inc.	271	$2,401
Student Loan Corp.	4,997	149,011
Suffolk Bancorp	5,363	138,902
Summit State Bank	361	2,328
*Sun Bancorp, Inc.	10,552	41,680
*SunTrust Banks, Inc.	85,983	2,151,295
Susquehanna Bancshares, Inc.	66,180	522,822
*SVB Financial Group	21,454	929,816
SWS Group, Inc.	14,900	102,363
#Synovus Financial Corp.	409,489	884,496
T. Rowe Price Group, Inc.	10,500	580,335
#*Taylor Capital Group, Inc.	4,792	57,792
TCF Financial Corp.	69,358	912,751
*TD Ameritrade Holding Corp.	39,238	670,577
Teche Holding Co.	600	19,500
*Tejon Ranch Co.	8,678	193,172
*Tennessee Commerce Bancorp, Inc.	731	3,048
Territorial Bancorp, Inc.	5,271	89,449
*Teton Advisors, Inc.	29	246
*Texas Capital Bancshares, Inc.	18,455	334,958
TF Financial Corp.	800	17,800
TFS Financial Corp.	49,333	431,664
*Thomas Properties Group, Inc.	22,736	85,033
Timberland Bancorp, Inc.	493	1,878
Tompkins Financial Corp.	5,323	205,468
Torchmark Corp.	27,555	1,578,350
Tower Bancorp, Inc.	1,622	35,068
#Tower Group, Inc.	22,371	543,168
#TowneBank	11,847	171,782
*TradeStation Group, Inc.	20,369	111,826
Transatlantic Holdings, Inc.	26,256	1,381,066
Travelers Cos., Inc. (The)	100,570	5,551,464
*Tree.com, Inc.	4,376	32,382
TriCo BancShares	8,086	126,061
#Trustco Bank Corp.	39,300	211,827
Trustmark Corp.	33,404	737,894
U.S. Bancorp	186,911	4,519,508
UMB Financial Corp.	20,452	757,951
Umpqua Holdings Corp.	57,303	630,333
Union Bankshares, Inc.	337	6,120
Union First Market Bankshares Corp.	12,204	156,943
United Bancshares, Inc.	500	4,595
#United Bankshares, Inc.	21,640	578,221
*United Community Banks, Inc.	18,716	36,683
*United Community Financial Corp.	4,664	6,623
United Financial Bancorp, Inc.	10,899	147,572
United Fire & Casualty Co.	17,401	348,542
*United PanAm Financial Corp.	1,900	8,835
*United Security Bancshares	1,729	8,472
Unitrin, Inc.	34,020	826,686
*Unity Bancorp, Inc.	2,239	13,210
Universal Insurance Holdings, Inc.	18,371	83,588
Univest Corp. of Pennsylvania	8,615	162,479
*Unum Group	123,777	2,775,080
Validus Holdings, Ltd.	54,718	1,551,802
Valley National Bancorp	77,310	1,031,315
ViewPoint Financial Group	16,694	160,262
*Virginia Commerce Bancorp, Inc.	12,041	63,938
VIST Financial Corp.	400	2,764
Waddell & Reed Financial, Inc.	9,057	263,287
Wainwright Bank & Trust Co.	140	2,670

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Walter Investment Management Corp.	465	$8,519
Washington Banking Co.	9,151	115,211
Washington Federal, Inc.	56,944	855,868
Washington Trust Bancorp, Inc.	8,297	166,687
*Waterstone Financial, Inc.	11,388	42,591
Wayne Savings Bancshares, Inc.	243	2,051
Webster Financial Corp.	40,672	696,305
*Wells Fargo & Co.	864,518	22,546,629
WesBanco, Inc.	14,175	235,447
Wesco Financial Corp.	1,849	671,927
*West Bancorporation, Inc.	9,310	61,167
#*West Coast Bancorp	41,246	108,477
#Westamerica Bancorporation	12,400	620,248
*Western Alliance Bancorp	39,821	240,519
Westwood Holdings Group, Inc.	1,587	57,180
White Mountains Insurance Group, Ltd.	4,371	1,395,223
White River Capital, Inc.	135	2,597
Whitney Holding Corp.	45,908	380,118
Wilber Corp.	2,395	22,178
Willis Group Holdings P.L.C.	1,797	57,145
#Wilmington Trust Corp.	39,186	278,612
Wilshire Bancorp, Inc.	13,700	91,927
#Wintrust Financial Corp.	15,400	461,076
#*World Acceptance Corp.	10,120	436,678
WR Berkley Corp.	51,520	1,417,830
WSB Holdings, Inc.	400	950
WVS Financial Corp.	757	7,933
Xl Group P.L.C.	51,130	1,081,400
*Yadkin Valley Financial Corp.	5,876	13,691
*Zions Bancorporation	68,080	1,406,533
*ZipRealty, Inc.	7,474	24,216

Total Financials		363,850,470

Health Care — (9.2%)
*A.D.A.M., Inc.	1,702	12,340
*Abaxis, Inc.	8,269	198,539
*Abbott Laboratories	51,958	2,666,485
#*ABIOMED, Inc.	17,200	177,332
*Accelrys, Inc.	24,164	175,189
*Accuray, Inc.	37,460	246,487
*Achillion Pharmaceuticals, Inc.	900	2,574
*Acorda Therapeutics, Inc.	6,500	175,760
*Adcare Health Systems, Inc.	438	1,669
*Aetna, Inc.	79,467	2,372,885
*Affymax, Inc.	7,301	37,016
*Affymetrix, Inc.	31,784	142,392
*Air Methods Corp.	6,675	273,008
*Akorn, Inc.	6,306	28,188
*Albany Molecular Research, Inc.	15,351	98,246
#*Alere, Inc.	37,300	1,102,215
*Alexion Pharmaceuticals, Inc.	6,000	409,800
*Alexza Pharmaceuticals, Inc.	16,581	17,244
#*Align Technology, Inc.	28,125	478,969
#*Alkermes, Inc.	30,660	354,736
*Allergan, Inc.	15,290	1,107,149
#*Alliance HealthCare Services, Inc.	26,354	103,835
*Allied Healthcare International, Inc.	17,337	49,064
*Allied Healthcare Products, Inc.	500	1,850
*Allos Therapeutics, Inc.	17,591	70,012
*Allscripts Healthcare Solutions, Inc.	31,433	600,056
*Almost Family, Inc.	4,600	158,838

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Alnylam Pharmaceuticals, Inc.	8,515	$111,887
*Alphatec Holdings, Inc.	23,370	50,947
*AMAG Pharmaceuticals, Inc.	7,400	117,734
#*Amedisys, Inc.	8,686	221,146
America Services Group, Inc.	4,198	64,229
*American Dental Partners, Inc.	7,933	92,499
*American Medical Systems Holdings, Inc.	39,090	789,618
#*AMERIGROUP Corp.	25,445	1,061,820
*AmerisourceBergen Corp.	46,200	1,516,284
*Amgen, Inc.	81,700	4,672,423
*Amicus Therapeutics, Inc.	2,137	8,826
*AMN Healthcare Services, Inc.	19,300	102,290
*Amsurg Corp.	14,385	260,081
#*Amylin Pharmaceuticals, Inc.	23,912	311,573
*Anadys Pharmaceuticals, Inc.	8,100	11,745
Analogic Corp.	6,392	291,667
*AngioDynamics, Inc.	15,000	213,300
*Anika Therapeutics, Inc.	5,650	36,612
*Animal Health International, Inc.	10,114	28,117
*ARCA Biopharma, Inc.	2,001	7,784
#*Ardea Biosciences, Inc.	1,899	40,487
#*Arena Pharmaceuticals, Inc.	29,558	48,771
#*Ariad Pharmaceuticals, Inc.	52,500	193,200
*Arqule, Inc.	7,709	42,554
*Array BioPharma, Inc.	8,309	26,921
*ArthroCare Corp.	13,400	365,552
*Assisted Living Concepts, Inc.	6,100	196,725
*athenahealth, Inc.	1,517	60,634
*AtriCure, Inc.	3,000	23,670
Atrion Corp.	970	157,994
#*Auxilium Pharmaceuticals, Inc.	7,200	178,200
#*AVANIR Pharmaceuticals, Inc.	5,750	13,973
*Bard (C.R.), Inc.	4,700	390,664
Baxter International, Inc.	21,585	1,098,676
#Beckman Coulter, Inc.	16,546	880,909
*Becton Dickinson & Co.	11,712	884,490
*BioClinica, Inc.	4,801	19,348
*BioCryst Pharmaceuticals, Inc.	9,350	46,376
#*Biodel, Inc.	8,200	29,602
*Biogen Idec, Inc.	16,395	1,028,130
#*BioLase Technology, Inc.	2,000	3,720
#*BioMarin Pharmaceutical, Inc.	15,781	412,831
#*BioMimetic Therapeutics, Inc.	10,178	115,419
*Bio-Rad Laboratories, Inc. Class A	9,160	830,079
*Bio-Rad Laboratories, Inc. Class B	544	49,455
*Bio-Reference Labs, Inc.	11,600	250,096
*BioSante Pharmaceuticals, Inc.	597	896
*BioScrip, Inc.	20,721	116,659
*BioSpecifics Technologies Corp.	1,000	27,500
*BMP Sunstone Corp.	20,848	205,144
*Boston Scientific Corp.	237,131	1,512,896
*Bovie Medical Corp.	3,860	7,064
Bristol-Myers Squibb Co.	95,044	2,556,684
#*Brookdale Senior Living, Inc.	57,027	1,070,967
*Bruker BioSciences Corp.	18,693	280,208
#*BSD Medical Corp.	1,500	7,125
#*Cadence Pharmaceuticals, Inc.	8,942	79,405
*Caliper Life Sciences, Inc.	24,315	109,418
*Cambrex Corp.	14,500	65,685
Cantel Medical Corp.	9,552	176,903
*Capital Senior Living Corp.	12,670	75,513

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Caraco Pharmaceutical Laboratories, Ltd.	18,448	$95,192
*Cardiac Science Corp.	14,654	33,411
*Cardica, Inc.	1,600	3,648
Cardinal Health, Inc.	29,400	1,019,886
*CareFusion Corp.	74,795	1,805,551
*CAS Medical Systems, Inc.	415	1,320
*Catalyst Health Solutions, Inc.	15,674	593,261
*Celera Corp.	60,638	345,637
*Celgene Corp.	19,319	1,199,130
#*Celldex Therapeutics, Inc.	13,409	59,670
*Centene Corp.	26,100	582,552
#*Cephalon, Inc.	19,038	1,264,885
#*Cepheid, Inc.	10,300	216,712
#*Cerner Corp.	9,100	799,253
#*Charles River Laboratories International, Inc.	35,700	1,169,889
Chemed Corp.	11,770	693,724
*Cigna Corp.	58,302	2,051,647
#*Clinical Data, Inc.	4,700	89,253
*CombiMatrix Corp.	2,103	4,542
*Community Health Systems, Inc.	44,157	1,328,243
Computer Programs & Systems, Inc.	2,600	118,742
*Conceptus, Inc.	5,937	84,365
*CONMED Corp.	14,715	323,877
*Conmed Healthcare Management, Inc.	476	1,623
*Continucare Corp.	29,360	132,120
#Cooper Cos., Inc.	19,048	939,828
*Corvel Corp.	6,649	297,875
#*Covance, Inc.	8,206	385,600
*Coventry Health Care, Inc.	61,189	1,433,046
Covidien P.L.C.	11,531	459,741
*CPEX Pharmaceuticals, Inc.	320	7,680
*Cross Country Healthcare, Inc.	12,495	91,214
*CryoLife, Inc.	13,400	86,430
*Cubist Pharmaceuticals, Inc.	30,043	699,401
*Cutera, Inc.	6,498	46,981
#*Cyberonics, Inc.	7,055	194,083
#*Cyclacel Pharmaceuticals, Inc.	5,200	8,528
*Cynosure, Inc. Class A	4,400	44,792
*Cypress Bioscience, Inc.	20,329	81,113
*Cytokinetics, Inc.	27,363	72,238
#*Cytori Therapeutics, Inc.	15,660	76,108
*DaVita, Inc.	10,486	752,370
Daxor Corp.	1,894	17,235
*Dendreon Corp.	23,130	844,245
#DENTSPLY International, Inc.	18,119	568,755
*DepoMed, Inc.	11,137	54,460
*DexCom, Inc.	18,656	256,520
*Digirad Corp.	2,255	4,330
*Dionex Corp.	4,400	392,612
*Durect Corp.	14,309	38,205
*Dyax Corp.	37,587	90,585
#*Dynacq Healthcare, Inc.	2,399	5,254
#*Edwards Lifesciences Corp.	10,600	677,446
*Eli Lilly & Co.	43,335	1,525,392
#*Emergency Medical Services Corp. Class A	2,818	153,243
*Emergent BioSolutions, Inc.	16,542	298,917
Emergent Group, Inc.	700	3,731
*Emeritus Corp.	20,064	374,194
*Endo Pharmaceuticals Holdings, Inc.	52,224	1,918,710
•*Endo Pharmaceuticals Solutions	22,212	24,433
*Endologix, Inc.	6,910	38,212

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Ensign Group, Inc.	10,378	$194,795
*Enzo Biochem, Inc.	15,400	66,374
#*Enzon Pharmaceuticals, Inc.	30,849	347,051
*eResearch Technology, Inc.	23,911	182,202
*Exactech, Inc.	6,086	98,958
*Exelixis, Inc.	35,286	157,376
*Express Scripts, Inc.	19,600	950,992
*Five Star Quality Care, Inc.	17,390	94,428
*Forest Laboratories, Inc.	60,621	2,003,524
*Fresenius Kabi Pharmaceuticals Holding, Inc.	17,370	809
*Furiex Pharmaceuticals, Inc.	1,049	12,074
#*Genomic Health, Inc.	6,798	96,260
*Genoptix, Inc.	6,500	110,630
#*Gen-Probe, Inc.	11,200	542,416
*Gentiva Health Services, Inc.	22,000	512,160
*Genzyme Corp.	19,341	1,395,066
#*Geron Corp.	35,527	198,241
*Gilead Sciences, Inc.	32,650	1,295,226
*Greatbatch, Inc.	11,780	256,215
*GTx, Inc.	5,320	14,896
*Haemonetics Corp.	13,100	715,915
#*Halozyme Therapeutics, Inc.	19,419	142,341
*Hanger Orthopedic Group, Inc.	15,915	297,929
#*Hansen Medical, Inc.	5,200	8,892
*Harvard Bioscience, Inc.	12,500	49,250
*Health Management Associates, Inc.	53,900	431,739
*Health Net, Inc.	56,925	1,530,713
#*HealthSouth Corp.	27,299	493,839
*HealthSpring, Inc.	32,224	940,619
*HealthStream, Inc.	10,551	67,526
*Healthways, Inc.	17,282	181,115
#*Henry Schein, Inc.	23,562	1,323,006
Hill-Rom Holdings, Inc.	29,439	1,140,761
#*Hi-Tech Pharmacal Co., Inc.	6,200	134,106
*HMS Holdings Corp.	9,520	572,247
*Hologic, Inc.	92,066	1,474,897
*Hospira, Inc.	18,500	1,100,380
*Human Genome Sciences, Inc.	27,180	730,598
*Humana, Inc.	42,604	2,483,387
*ICU Medical, Inc.	6,751	246,412
*Idenix Pharmaceuticals, Inc.	17,400	75,342
*Idera Pharmaceuticals, Inc.	4,389	11,850
#*IDEXX Laboratories, Inc.	8,700	521,652
#*Illumina, Inc.	8,304	450,990
*Immucor, Inc.	29,365	510,951
#*ImmunoGen, Inc.	10,412	85,587
#*Immunomedics, Inc.	7,638	30,017
*Impax Laboratories, Inc.	27,216	512,749
#*Incyte Corp.	40,400	673,064
*Infinity Pharmaceuticals, Inc.	10,593	60,168
*Inspire Pharmaceuticals, Inc.	30,464	213,248
*Insulet Corp.	8,700	138,765
*Integra LifeSciences Holdings Corp.	15,000	645,300
*IntegraMed America, Inc.	4,622	39,287
#*InterMune, Inc.	14,360	188,690
#*Intuitive Surgical, Inc.	2,000	525,900
Invacare Corp.	14,977	404,379
*IPC The Hospitalist Co.	7,507	240,449
*Iridex Corp.	1,600	5,680
*IRIS International, Inc.	8,500	78,710
*Isis Pharmaceuticals, Inc.	11,700	106,938

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*ISTA Pharmaceuticals, Inc.	11,070	$47,822
*Jazz Pharmaceuticals, Inc.	11,200	119,056
*Johnson & Johnson	138,537	8,820,651
*Kendle International, Inc.	6,277	57,183
*Kensey Nash Corp.	5,730	154,481
Kewaunee Scientific Corp.	674	7,542
*Kindred Healthcare, Inc.	9,295	127,527
*Kinetic Concepts, Inc.	29,021	1,103,669
*King Pharmaceuticals, Inc.	167,500	2,368,450
*K-V Pharmaceutical Co.	15,700	36,581
*K-V Pharmaceutical Co. Class B	900	2,241
#*Laboratory Corp. of America Holdings	5,000	406,600
Landauer, Inc.	2,500	152,725
*Lannet Co., Inc.	10,450	53,504
*LCA-Vision, Inc.	8,569	59,640
*LeMaitre Vascular, Inc.	6,513	42,334
*Lexicon Pharmaceuticals, Inc.	8,924	15,795
#*LHC Group, Inc.	7,251	195,052
*Life Technologies Corp.	45,868	2,301,656
*LifePoint Hospitals, Inc.	28,700	973,504
*Ligand Pharmaceuticals, Inc. Class B	27,378	44,352
Lincare Holdings, Inc.	40,656	1,066,000
*Luminex Corp.	17,042	306,926
*Magellan Health Services, Inc.	21,872	1,049,856
#*MAKO Surgical Corp.	6,147	66,265
#*Mannkind Corp.	39,901	254,568
*MAP Pharmaceuticals, Inc.	3,200	48,736
*Martek Biosciences Corp.	16,883	370,582
#Masimo Corp.	10,600	319,802
*Matrixx Initiatives, Inc.	4,380	23,477
#*Maxygen, Inc.	19,082	122,316
*McKesson Corp.	22,200	1,464,756
*MedAssets, Inc.	28,866	535,176
*MedCath Corp.	10,211	101,191
*Medco Health Solutions, Inc.	20,695	1,087,108
*Medical Action Industries, Inc.	12,950	128,464
*Medicines Co. (The)	27,194	347,267
*MediciNova, Inc.	1,492	7,773
•*MediciNova, Inc. Convertible Shares	5	4
Medicis Pharmaceutical Corp. Class A	31,507	937,333
*Medivation, Inc.	7,091	81,901
*Mednax, Inc.	21,472	1,271,357
*MedQuist, Inc.	16,821	142,642
*MEDTOX Scientific, Inc.	4,994	58,580
*Medtronic, Inc.	57,481	2,023,906
Merck & Co., Inc.	258,176	9,366,625
*Merge Healthcare, Inc.	7,000	23,380
Meridian Bioscience, Inc.	7,070	161,832
*Merit Medical Systems, Inc.	14,354	226,937
#*Metabolix, Inc.	10,200	142,392
#*Metropolitan Health Networks, Inc.	19,872	84,257
#*Mettler Toledo International, Inc.	2,600	339,456
*Micromet, Inc.	11,797	88,360
*Molina Healthcare, Inc.	15,200	393,984
#*Momenta Pharmaceuticals, Inc.	9,400	157,074
*MWI Veterinary Supply, Inc.	6,600	377,520
#*Mylan, Inc.	55,821	1,134,283
*Myrexis, Inc.	10,194	37,412
*Myriad Genetics, Inc.	7,300	145,489
*Nabi Biopharmaceuticals	26,865	131,907
*Nanosphere, Inc.	12,820	58,203

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
National Healthcare Corp.	6,518	$237,320
National Research Corp.	2,560	72,013
*Natus Medical, Inc.	23,092	302,505
#*Nektar Therapeutics	31,040	452,253
*Neogen Corp.	9,826	328,385
#*Neurocrine Biosciences, Inc.	12,479	101,579
#*NeurogesX, Inc.	3,200	22,304
*Nighthawk Radiology Holdings, Inc.	11,323	72,580
*NovaMed, Inc.	4,304	50,572
#*Novavax, Inc.	12,400	30,132
#*NPS Pharmaceuticals, Inc.	17,207	107,200
#*NuVasive, Inc.	15,580	408,196
*NxStage Medical, Inc.	20,208	407,393
*Obagi Medical Products, Inc.	12,025	137,205
Omnicare, Inc.	56,136	1,354,000
*Omnicell, Inc.	16,034	223,995
*OncoGenex Pharmaceutical, Inc.	900	14,211
#*Oncothyreon, Inc.	4,300	14,792
*Onyx Pharmaceuticals, Inc.	17,199	461,449
#*Optimer Pharmaceuticals, Inc.	5,191	48,743
*OraSure Technologies, Inc.	23,180	94,343
*Orchid Cellmark, Inc.	1,377	2,148
#*Orexigen Therapeutics, Inc.	15,000	79,350
*Orthovita, Inc.	27,959	60,951
*Osiris Therapeutics, Inc.	8,435	61,997
*Osteotech, Inc.	5,300	34,397
*OTIX Global, Inc.	162	1,774
Owens & Minor, Inc.	27,846	793,054
*Pain Therapeutics, Inc.	21,575	165,696
*Palomar Medical Technologies, Inc.	10,711	113,322
*Par Pharmaceutical Cos., Inc.	17,931	582,937
*Parexel International Corp.	29,800	640,700
*Patterson Cos., Inc.	29,266	809,205
*PDI, Inc.	6,607	57,943
PDL BioPharma, Inc.	47,550	248,686
*PerkinElmer, Inc.	59,127	1,386,528
*Pernix Therapeutics Holdings, Inc.	733	2,793
Perrigo Co.	8,500	559,980
*Pfizer, Inc.	987,986	17,190,956
Pharmaceutical Products Development Service, Inc.	29,447	760,027
*Pharmasset, Inc.	1,300	48,750
*PharMerica Corp.	16,573	166,393
*Pozen, Inc.	6,300	41,895
*Progenics Pharmaceuticals, Inc.	14,456	67,943
*ProPhase Labs, Inc.	4,505	5,406
*Prospect Medical Holdings, Inc.	2,325	19,623
*Providence Service Corp.	6,300	103,509
#*PSS World Medical, Inc.	23,925	565,348
#*Psychiatric Solutions, Inc.	25,393	855,744
#Quality Systems, Inc.	4,600	295,596
Quest Diagnostics, Inc.	20,619	1,013,218
*Questcor Pharmaceuticals, Inc.	23,700	290,799
#*Quidel Corp.	14,100	162,996
*RadNet, Inc.	7,100	15,336
*Regeneration Technologies, Inc.	22,313	55,113
*Regeneron Pharmaceuticals, Inc.	13,800	359,904
*RehabCare Group, Inc.	12,009	266,960
*Repligen Corp.	15,535	60,276
*Res-Care, Inc.	16,255	215,054
#*ResMed, Inc.	18,400	586,408
#*Rigel Pharmaceuticals, Inc.	24,875	206,711

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Rochester Medical Corp.	5,600	$61,040
#*Rockwell Medical Technologies, Inc.	4,331	36,900
#*Salix Pharmaceuticals, Ltd.	23,184	877,051
*Sangamo BioSciences, Inc.	7,748	28,823
*Santarus, Inc.	7,900	24,727
#*Savient Pharmaceuticals, Inc.	11,600	143,956
#*SciClone Pharmaceuticals, Inc.	15,872	53,489
*Seattle Genetics, Inc.	19,300	316,327
*Select Medical Holdings Corp.	28,134	210,442
#*Sequenom, Inc.	18,500	117,475
#*Sirona Dental Systems, Inc.	26,400	993,960
*Skilled Healthcare Group, Inc.	7,440	27,900
*Solta Medical, Inc.	2,419	5,128
*SonoSite, Inc.	7,686	239,573
Span-American Medical System, Inc.	1,468	20,567
*Spectranetics Corp.	19,200	90,240
*Spectrum Pharmaceuticals, Inc.	20,600	87,550
*St. Jude Medical, Inc.	16,949	649,147
*Staar Surgical Co.	10,301	54,286
*Stereotaxis, Inc.	18,700	73,865
Steris Corp.	21,081	721,392
*Strategic Diagnostics, Inc.	1,707	2,885
#Stryker Corp.	19,354	957,829
*Sucampo Pharmaceuticals, Inc.	6,655	22,494
*Sun Healthcare Group, Inc.	36,106	343,368
*Sunrise Senior Living, Inc.	20,500	70,315
*SuperGen, Inc.	28,900	80,342
*SurModics, Inc.	8,251	98,682
*Symmetry Medical, Inc.	17,579	155,574
*Synovis Life Technologies, Inc.	5,293	79,395
*Synta Pharmaceuticals Corp.	12,130	44,881
#*Targacept, Inc.	8,718	215,858
Techne Corp.	4,502	274,262
Teleflex, Inc.	23,700	1,321,275
#*Tenet Healthcare Corp.	75,000	327,000
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	5,017	260,382
#*Theravance, Inc.	16,000	326,080
*Thermo Fisher Scientific, Inc.	76,021	3,909,000
#*Thoratec Corp.	12,300	401,472
*TomoTherapy, Inc.	24,700	94,354
*TranS1, Inc.	6,500	14,755
*Transcend Services, Inc.	3,411	59,420
*Transcept Pharmaceuticals, Inc.	9,307	57,610
*Trimeris, Inc.	8,305	22,257
*Triple-S Management Corp.	9,867	166,456
*U.S. Physical Therapy, Inc.	6,800	127,636
#*United Therapeutics Corp.	12,795	767,700
UnitedHealth Group, Inc.	207,950	7,496,598
Universal American Corp.	38,069	612,150
Universal Health Services, Inc.	43,842	1,809,359
Utah Medical Products, Inc.	1,701	48,513
*Valeant Pharmaceuticals International, Inc.	23,151	639,199
*Vanda Pharmaceuticals, Inc.	4,800	35,088
*Varian Medical Systems, Inc.	7,597	480,282
*Vascular Solutions, Inc.	8,249	89,337
*VCA Antech, Inc.	11,626	240,309
#*Vertex Pharmaceuticals, Inc.	13,281	509,061
*Vical, Inc.	25,367	54,793
*Viropharma, Inc.	38,967	637,500
*Vital Images, Inc.	7,596	101,027
#*Vivus, Inc.	30,844	238,733

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Volcano Corp.	18,493	$451,599
Warner Chilcott P.L.C.	10,620	255,305
*Waters Corp.	7,000	518,910
*Watson Pharmaceuticals, Inc.	31,494	1,469,195
*WellCare Health Plans, Inc.	21,599	600,020
*WellPoint, Inc.	83,721	4,549,399
West Pharmaceutical Services, Inc.	17,112	610,727
*Wright Medical Group, Inc.	19,200	256,128
*XenoPort, Inc.	4,600	35,650
Young Innovations, Inc.	3,730	103,582
*Zimmer Holdings, Inc.	29,806	1,413,997
*Zoll Medical Corp.	10,950	356,204

Total Health Care		204,129,567

Industrials — (12.6%)
*3D Systems Corp.	11,189	289,124
*3M Co.	24,810	2,089,498
A.O. Smith Corp.	12,000	672,360
*A.T. Cross Co.	1,727	12,089
#AAON, Inc.	9,400	230,770
*AAR Corp.	20,900	460,636
ABM Industries, Inc.	26,362	594,463
*Acacia Technologies Group	11,041	293,911
*ACCO Brands Corp.	16,966	105,698
Aceto Corp.	12,928	95,279
Actuant Corp. Class A	35,500	797,685
#Acuity Brands, Inc.	17,733	887,891
Administaff, Inc.	12,500	327,625
*Advisory Board Co. (The)	5,450	255,115
*Aecom Technology Corp.	10,861	287,708
*AeroCentury Corp.	372	6,086
*Aerovironment, Inc.	11,127	261,039
#*AGCO Corp.	45,657	1,939,053
#*Air Transport Services Group, Inc.	31,527	211,861
Aircastle, Ltd.	37,400	344,454
#*AirTran Holdings, Inc.	71,500	529,100
Alamo Group, Inc.	5,758	138,192
*Alaska Air Group, Inc.	19,938	1,052,726
Albany International Corp.	14,100	287,640
Alexander & Baldwin, Inc.	20,428	703,336
#Allegiant Travel Co.	7,538	354,964
*Alliant Techsystems, Inc.	3,426	261,198
*Allied Defense Group, Inc.	2,821	7,617
*Allied Motion Technologies, Inc.	300	1,440
*Altra Holdings, Inc.	13,286	196,633
*Amerco, Inc.	10,522	866,171
#*American Commercial Lines, Inc.	6,468	214,414
*American Railcar Industries, Inc.	15,398	237,283
*American Reprographics Co.	23,085	164,365
American Science & Engineering, Inc.	3,748	308,648
#*American Superconductor Corp.	3,700	124,505
American Woodmark Corp.	8,341	147,636
Ameron International Corp.	4,810	330,736
Ametek, Inc.	4,442	240,090
Ampco-Pittsburgh Corp.	5,100	131,835
*AMR Corp.	57,998	457,024
*AMREP Corp.	3,060	30,478
*APAC Customer Services, Inc.	26,186	158,949
Apogee Enterprises, Inc.	12,950	135,846
Applied Industrial Technologies, Inc.	25,700	781,537
Applied Signal Technologies, Inc.	6,800	228,208

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Argan, Inc.	6,042	$51,176
Arkansas Best Corp.	16,400	415,412
#*Armstrong World Industries, Inc.	34,300	1,432,025
#*ArvinMeritor, Inc.	41,800	693,044
*Ascent Solar Technologies, Inc.	10,369	45,313
*Astec Industries, Inc.	11,400	335,958
*Astronics Corp.	4,099	85,464
*Atlas Air Worldwide Holdings, Inc.	13,000	679,380
*Avery Dennison Corp.	16,435	597,412
#*Avis Budget Group, Inc.	48,400	561,924
AZZ, Inc.	6,833	253,778
*Babcock & Wilcox Co.	1,632	37,242
#Badger Meter, Inc.	6,300	261,639
*Baker (Michael) Corp.	4,466	145,949
Baldor Electric Co.	23,647	993,647
Barnes Group, Inc.	28,500	518,415
Barrett Business Services, Inc.	4,910	75,368
*BE Aerospace, Inc.	49,617	1,823,921
*Beacon Roofing Supply, Inc.	22,540	332,690
Belden, Inc.	23,900	666,810
*Blount International, Inc.	18,386	275,790
*BlueLinx Holdings, Inc.	11,600	36,540
*Boeing Co. (The)	26,650	1,882,556
Bowne & Co., Inc.	16,957	192,462
Brady Co. Class A	24,700	759,525
*Breeze-Eastern Corp.	3,332	23,074
*Bridgepoint Education, Inc.	10,300	146,672
Briggs & Stratton Corp.	25,500	448,800
Brink’s Co. (The)	26,255	619,618
#*Broadwind Energy, Inc.	11,600	22,040
*BTU International, Inc.	2,734	19,630
Bucyrus International, Inc.	13,659	930,997
*Builders FirstSource, Inc.	14,991	30,282
*C.H. Robinson Worldwide, Inc.	7,700	542,696
*CAI International, Inc.	9,400	155,100
Carlisle Cos., Inc.	35,529	1,246,002
Cascade Corp.	6,677	236,299
*Casella Waste Systems, Inc.	13,436	66,239
*Caterpillar, Inc.	31,000	2,436,600
#*CBIZ, Inc.	34,751	205,726
CDI Corp.	10,200	146,166
*CECO Environmental Corp.	5,669	31,236
*Celadon Group, Inc.	12,200	158,234
#*Cenveo, Inc.	18,000	99,000
*Ceradyne, Inc.	16,200	385,722
*Champion Industries, Inc.	700	777
*Chart Industries, Inc.	14,106	328,670
Chase Corp.	3,920	62,171
*Cintas Corp.	37,900	1,041,113
CIRCOR International, Inc.	8,675	304,319
CLAROC, Inc.	21,110	837,223
#*Clean Harbors, Inc.	10,153	715,786
*Coleman Cable, Inc.	5,021	35,850
*Colfax Corp.	21,189	340,507
*Columbus McKinnon Corp.	9,910	174,020
Comfort Systems USA, Inc.	18,800	215,260
*Command Security Corp.	900	1,908
*Commercial Vehicle Group, Inc.	6,508	87,402
CompX International, Inc.	294	3,416
*Consolidated Graphics, Inc.	5,700	265,335
Con-way, Inc.	25,751	850,041

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Cooper Industries P.L.C.	29,848	$1,564,632
*Copart, Inc.	18,966	642,189
Corporate Executive Board Co.	6,842	213,744
#*Corrections Corp. of America	55,747	1,431,025
#*CoStar Group, Inc.	10,806	536,626
Courier Corp.	8,171	120,931
Covanta Holding Corp.	77,080	1,216,322
*Covenant Transportation Group, Inc.	4,487	32,845
*CPI Aerostructures, Inc.	3,137	34,852
*CRA International, Inc.	6,409	119,528
Crane Co.	25,193	963,884
*CSX Corp.	69,804	4,289,456
Cubic Corp.	14,517	632,506
*Cummins, Inc.	12,936	1,139,662
Curtiss-Wright Corp.	23,500	725,680
Danaher Corp.	50,038	2,169,648
Deere & Co.	6,500	499,200
*Delta Air Lines, Inc.	133,200	1,850,148
Deluxe Corp.	9,429	192,729
Diamond Management & Technology Consultants, Inc.	13,517	168,557
*Document Security Systems, Inc.	200	726
#*Dollar Thrifty Automotive Group, Inc.	13,100	607,840
Donaldson Co., Inc.	6,100	297,192
*Dover Corp.	48,161	2,557,349
Ducommun, Inc.	4,971	106,727
*Dun & Bradstreet Corp. (The)	3,256	242,279
*DXP Enterprises, Inc.	6,815	129,758
*Dycom Industries, Inc.	19,100	204,370
*Dynamex, Inc.	5,395	114,050
Dynamic Materials Corp.	6,227	96,705
*Eagle Bulk Shipping, Inc.	30,538	156,660
Eastern Co.	1,960	34,751
*Eaton Corp.	26,790	2,379,756
Ecology & Environment, Inc. Class A	903	12,172
*EMCOR Group, Inc.	38,153	986,255
*Emerson Electric Co.	34,997	1,921,335
Encore Wire Corp.	15,183	315,199
*Ener1, Inc.	32,224	116,651
*Energy Conversion Devices, Inc.	10,252	46,237
#*Energy Recovery, Inc.	25,622	91,214
EnergySolutions, Inc.	40,213	188,599
#*EnerNOC, Inc.	8,718	262,150
*EnerSys	25,360	668,490
Ennis, Inc.	14,384	259,487
*EnPro Industries, Inc.	11,094	389,843
*Equifax, Inc.	32,900	1,089,977
ESCO Technologies, Inc.	13,397	459,249
Espey Manufacturing & Electronics Corp.	1,611	39,067
*Esterline Technologies Corp.	17,600	1,063,744
#*Excel Maritime Carriers, Ltd.	39,538	230,111
#*Expeditors International of Washington, Inc.	14,733	727,221
*Exponent, Inc.	7,570	241,634
*Express-1 Expedited Solutions, Inc.	4,729	11,586
*ExpressJet Holdings, Inc.	4,100	27,593
#*Fastenal Co.	9,742	501,518
Federal Signal Corp.	25,049	141,527
FedEx Corp.	50,800	4,456,176
*Flanders Corp.	11,193	37,720
*Flow International Corp.	25,247	66,652
Flowserve Corp.	8,700	870,000
#*Fluor Corp.	21,570	1,039,458

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Forward Air Corp.	12,249	$329,253
*Foster Wheeler AG	100	2,342
*Franklin Covey Co.	10,869	91,082
Franklin Electric Co., Inc.	11,794	425,881
Freightcar America, Inc.	7,900	209,034
*Frozen Food Express Industries	870	2,749
#*FTI Consulting, Inc.	23,314	826,714
*Fuel Tech, Inc.	10,838	66,003
*FuelCell Energy, Inc.	13,200	15,048
*Furmanite Corp.	20,331	116,903
G & K Services, Inc. Class A	9,366	231,528
Gardner Denver Machinery, Inc.	25,600	1,480,192
GATX Corp.	29,300	927,638
#*Genco Shipping & Trading, Ltd.	13,300	220,115
*Gencor Industries, Inc.	1,300	9,529
*GenCorp, Inc.	21,287	103,668
*General Cable Corp.	25,770	720,014
*General Dynamics Corp.	33,106	2,255,181
General Electric Co.	1,802,170	28,870,763
*Genesee & Wyoming, Inc.	18,478	854,238
*GEO Group, Inc. (The)	34,040	873,126
*GeoEye, Inc.	10,460	463,064
*Gibraltar Industries, Inc.	18,000	164,340
*Goodrich Corp.	21,600	1,772,712
Gorman-Rupp Co. (The)	8,600	256,452
*GP Strategies Corp.	7,345	63,755
Graco, Inc.	8,200	282,162
*Graftech International, Ltd.	29,880	492,124
Graham Corp.	4,700	79,759
#Granite Construction, Inc.	19,162	463,337
Great Lakes Dredge & Dock Corp.	28,492	176,365
*Greenbrier Cos., Inc.	11,304	205,733
*Griffon Corp.	33,968	400,483
#*GT Solar International, Inc.	37,899	311,909
*H&E Equipment Services, Inc.	17,674	171,791
Hardinge, Inc.	4,942	39,437
Harsco Corp.	38,183	885,082
#*Hawaiian Holdings, Inc.	32,942	241,135
*Hawk Corp.	4,000	199,320
Healthcare Services Group, Inc.	15,322	368,188
Heartland Express, Inc.	38,200	569,562
HEICO Corp.	6,975	347,216
HEICO Corp. Class A	14,965	555,800
Heidrick & Struggles International, Inc.	8,900	191,172
*Heritage-Crystal Clean, Inc.	1,500	15,120
*Herley Industries, Inc.	6,845	113,695
Herman Miller, Inc.	13,000	249,990
#*Hertz Global Holdings, Inc.	126,584	1,432,931
*Hexcel Corp.	48,632	864,191
*Hill International, Inc.	16,050	86,188
HNI Corp.	23,255	573,468
#*Hoku Corp.	20,067	56,188
*Honeywell International, Inc.	36,424	1,715,935
Horizon Lines, Inc.	28,700	123,697
Houston Wire & Cable Co.	8,561	98,708
*Hub Group, Inc. Class A	18,821	611,118
Hubbell, Inc. Class A	1,808	92,298
Hubbell, Inc. Class B	20,911	1,129,612
*Hudson Highland Group, Inc.	9,395	33,070
*Hurco Cos., Inc.	3,300	60,720
*Huron Consulting Group, Inc.	9,727	193,665

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*ICF International, Inc.	9,787	$250,743
*Identive Group, Inc.	1,126	2,500
IDEX Corp.	39,435	1,422,815
IESI-BFC, Ltd.	3,149	73,624
*IHS, Inc.	7,882	569,396
*II-VI, Inc.	13,604	535,181
Illinois Tool Works, Inc.	34,613	1,581,814
Ingersoll-Rand P.L.C.	62,700	2,464,737
#*Innerworkings, Inc.	21,876	150,288
*Innotrac Corp.	558	653
*Innovative Solutions & Support, Inc.	12,137	73,914
*Insituform Technologies, Inc.	19,396	418,954
Insteel Industries, Inc.	7,713	66,255
*Integrated Electrical Services, Inc.	2,555	9,326
Interface, Inc. Class A	26,921	387,393
*Interline Brands, Inc.	16,003	321,500
International Shipholding Corp.	2,971	83,099
Intersections, Inc.	8,654	84,117
#Iron Mountain, Inc.	52,189	1,137,198
*ITT Industries, Inc.	41,180	1,943,284
#J.B. Hunt Transport Services, Inc.	9,866	354,781
*Jacobs Engineering Group, Inc.	16,541	638,648
#*JetBlue Airways Corp.	182,640	1,274,827
John Bean Technologies Corp.	6,569	112,330
Joy Global, Inc.	8,039	570,367
*Kadant, Inc.	7,309	143,695
Kaman Corp. Class A	13,700	369,215
*Kansas City Southern	45,300	1,985,046
Kaydon Corp.	16,900	589,303
KBR, Inc.	18,687	474,650
*Kelly Services, Inc. Class A	19,065	283,115
Kennametal, Inc.	40,638	1,387,381
*Key Technology, Inc.	1,967	29,505
*Kforce, Inc.	21,855	328,044
Kimball International, Inc. Class B	14,644	89,036
*Kirby Corp.	26,711	1,148,306
Knight Transportation, Inc.	42,644	762,048
Knoll, Inc.	16,175	245,375
*Korn/Ferry International	26,700	470,721
*Kratos Defense & Security Solutions, Inc.	7,075	80,655
L.S. Starrett Co. Class A	2,270	26,468
*L-3 Communications Holdings, Inc.	18,823	1,358,832
*LaBarge, Inc.	11,826	150,072
*Ladish Co., Inc.	10,110	323,419
Landstar System, Inc.	7,900	297,198
Lawson Products, Inc.	4,795	88,372
*Layne Christensen Co.	9,615	268,643
*LB Foster Co. Class A	4,958	163,713
*LECG Corp.	6,230	5,358
#Lennox International, Inc.	8,500	348,585
*LGL Group, Inc.	776	20,145
Lincoln Electric Holdings, Inc.	17,990	1,075,082
#Lindsay Corp.	6,563	378,357
*LMI Aerospace, Inc.	5,925	96,755
*Lockheed Martin Corp.	12,684	904,242
LSI Industries, Inc.	16,278	150,572
*Lydall, Inc.	7,962	59,158
*M&F Worldwide Corp.	9,523	255,978
*Magnetek, Inc.	3,999	4,759
#Manitowoc Co., Inc. (The)	65,003	724,133
Manpower, Inc.	19,623	1,073,967

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Marten Transport, Ltd.	13,600	$288,864
*Masco Corp.	96,930	1,033,274
#*MasTec, Inc.	35,900	437,980
*McDermott International, Inc.	3,264	50,364
McGrath Rentcorp	14,069	356,086
*Metalico, Inc.	27,446	119,116
Met-Pro Corp.	11,066	124,935
*MFRI, Inc.	2,647	23,002
#*Microvision, Inc.	6,313	12,942
#*Middleby Corp.	7,900	589,814
Miller Industries, Inc.	5,711	76,870
Mine Safety Appliances Co.	19,000	535,040
*Mistras Group, Inc.	9,268	100,002
#*Mobile Mini, Inc.	18,400	320,712
#*Monster Worldwide, Inc.	62,341	1,125,878
*Moog, Inc.	20,563	773,169
*Moog, Inc. Class B	2,246	84,203
MSC Industrial Direct Co., Inc. Class A	7,500	427,050
Mueller Industries, Inc.	19,670	578,298
Mueller Water Products, Inc.	73,272	221,281
Multi-Color Corp.	6,566	104,728
*MYR Group, Inc.	9,590	149,508
NACCO Industries, Inc. Class A	3,600	357,336
National Technical Systems, Inc.	4,384	34,721
*Navigant Consulting, Inc.	24,300	222,345
*Navistar International Corp.	5,252	253,041
*NN, Inc.	8,327	69,281
#Nordson Corp.	10,550	823,111
*Norfolk Southern Corp.	66,369	4,081,030
*Northrop Grumman Corp.	52,750	3,334,328
*Northwest Pipe Co.	3,555	66,905
*Ocean Power Technologies, Inc.	3,300	21,582
*Old Dominion Freight Line, Inc.	28,800	807,840
Omega Flex, Inc.	3,089	42,566
*On Assignment, Inc.	17,544	99,124
*Orbital Sciences Corp.	28,401	461,232
*Orion Energy Systems, Inc.	6,400	21,440
*Orion Marine Group, Inc.	8,900	111,339
*Oshkosh Corp.	22,348	659,489
*Owens Corning, Inc.	78,413	2,120,288
*P.A.M. Transportation Services, Inc.	3,859	42,372
*PACCAR, Inc.	19,500	999,570
#*Pacer International, Inc.	17,800	99,146
*Pall Corp.	3,003	128,138
*Parker Hannifin Corp.	27,279	2,088,207
*Park-Ohio Holdings Corp.	5,516	87,649
*Patrick Industries, Inc.	1,800	3,474
*Patriot Transportation Holding, Inc.	1,472	100,111
Pentair, Inc.	47,459	1,553,333
*PGT, Inc.	16,449	34,543
*Pike Electric Corp.	15,413	116,522
*Pinnacle Airlines Corp.	9,030	52,013
*Pitney Bowes, Inc.	15,800	346,652
#*PMFG, Inc.	6,857	107,312
*Polypore International, Inc.	20,500	682,035
Portec Rail Products, Inc.	3,113	36,111
*Powell Industries, Inc.	5,895	181,920
#*Power-One, Inc.	44,357	461,756
*PowerSecure International, Inc.	9,400	88,454
*Precision Castparts Corp.	13,600	1,857,488
Preformed Line Products Co.	2,187	93,451

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*PRGX Global, Inc.	11,386	$68,316
Providence & Worcester Railroad Co.	361	4,700
*Quality Distribution, Inc.	6,620	47,333
Quanex Building Products Corp.	19,146	345,011
*Quanta Services, Inc.	40,622	798,629
*R. R. Donnelley & Sons Co.	83,089	1,532,992
Raven Industries, Inc.	7,938	326,411
*Raytheon Co.	36,700	1,691,136
*RBC Bearings, Inc.	11,011	366,887
*RCM Technologies, Inc.	4,621	23,336
*Real Goods Solar, Inc.	748	2,461
Regal-Beloit Corp.	19,149	1,105,089
Republic Services, Inc.	66,189	1,973,094
Resources Connection, Inc.	24,169	391,296
Robbins & Myers, Inc.	16,800	487,704
#*Robert Half International, Inc.	8,104	219,699
*Rockwell Automation, Inc.	24,400	1,521,828
*Rockwell Collins, Inc.	10,758	650,967
Rollins, Inc.	4,952	129,000
*Roper Industries, Inc.	25,188	1,748,803
#*RSC Holdings, Inc.	50,146	405,180
*Rush Enterprises, Inc. Class A	14,350	228,022
*Rush Enterprises, Inc. Class B	1,308	19,633
*Ryder System, Inc.	34,100	1,491,875
*Saia, Inc.	8,464	122,559
*Sauer-Danfoss, Inc.	21,100	466,521
Schawk, Inc.	15,296	297,048
*School Specialty, Inc.	8,809	118,041
Seaboard Corp.	346	641,501
Servotronics, Inc.	212	2,120
*SFN Group, Inc.	10,939	82,918
*Shaw Group, Inc.	32,705	999,465
#Ship Finance International, Ltd.	40,480	814,053
SIFCO Industries, Inc.	1,400	19,124
Simpson Manufacturing Co., Inc.	25,064	666,201
SkyWest, Inc.	43,600	660,976
*SL Industries, Inc.	4,400	66,836
*Southwest Airlines Co.	261,437	3,597,373
*Sparton Corp.	4,300	31,433
#*Spire Corp.	3,100	18,104
*Spirit Aerosystems Holdings, Inc.	36,355	786,722
#SPX Corp.	25,030	1,678,512
*Standard Parking Corp.	6,064	103,634
Standard Register Co.	11,598	37,230
Standex International Corp.	7,200	193,896
Steelcase, Inc. Class A	43,900	369,199
#*Stericycle, Inc.	7,200	516,528
*Sterling Construction Co., Inc.	7,800	95,160
Sun Hydraulics, Inc.	8,500	264,095
#*SunPower Corp. Class A	9,450	128,898
*SunPower Corp. Class B	7,450	98,340
Superior Uniform Group, Inc.	4,706	49,601
*SYKES Enterprises, Inc.	24,682	409,968
*Sypris Solutions, Inc.	6,991	23,280
TAL International Group, Inc.	15,500	434,310
#*Taser International, Inc.	31,444	124,518
*Team, Inc.	9,789	194,214
Technology Research Corp.	1,125	4,118
*Tecumseh Products Co. Class A	6,011	77,842
*Tecumseh Products Co. Class B	732	8,901
*Teledyne Technologies, Inc.	18,738	778,939

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Tennant Co.	8,700	$291,885
#*Terex Corp.	49,160	1,103,642
*Tetra Tech, Inc.	31,460	662,548
Textainer Group Holdings, Ltd.	25,256	656,151
#Textron, Inc.	63,976	1,331,980
*Thomas & Betts Corp.	32,200	1,402,310
Timken Co.	59,100	2,447,922
#Titan International, Inc.	17,790	269,874
*Titan Machinery, Inc.	8,701	169,147
Todd Shipyards Corp.	2,413	39,477
Toro Co.	10,400	590,304
Towers Watson & Co.	8,006	411,669
*Trailer Bridge, Inc.	3,127	9,694
TransDigm Group, Inc.	14,784	979,736
*TRC Cos., Inc.	5,403	13,075
Tredegar Industries, Inc.	12,040	232,252
*Trex Co., Inc.	8,091	145,233
*Trimas Corp.	16,900	267,527
Trinity Industries, Inc.	40,583	922,452
Triumph Group, Inc.	9,294	776,885
*TrueBlue, Inc.	23,868	335,345
*Tufco Technologies, Inc.	400	1,296
*Tutor Perini Corp.	23,041	534,782
Twin Disc, Inc.	8,316	169,314
*Tyco International, Ltd.	80,650	3,087,282
*U.S. Home Systems, Inc.	1,540	4,759
#*Ultralife Corp.	9,810	51,502
UniFirst Corp.	9,100	418,873
*Union Pacific Corp.	90,959	7,975,285
*United Capital Corp.	2,267	61,300
#*United Continental Holdings, Inc.	100,096	2,906,788
*United Parcel Service, Inc.	21,374	1,439,325
*United Rentals, Inc.	29,980	563,324
*United Stationers, Inc.	12,900	724,980
*United Technologies Corp.	44,432	3,322,181
#Universal Forest Products, Inc.	8,800	265,232
*Universal Truckload Services, Inc.	8,839	126,840
*UQM Technologies, Inc.	4,600	10,856
*URS Corp.	30,536	1,188,766
*US Airways Group, Inc.	56,940	671,323
US Ecology, Inc.	8,531	138,373
*USA Truck, Inc.	6,887	94,490
*USG Corp.	47,194	598,420
UTi Worldwide, Inc.	46,470	893,153
Valmont Industries, Inc.	7,860	619,761
*Versar, Inc.	3,144	10,061
Viad Corp.	11,000	219,560
Vicor Corp.	14,937	266,028
Virco Manufacturing Corp.	2,861	8,383
*Vishay Precision Group, Inc.	9,403	159,851
*Volt Information Sciences, Inc.	9,601	77,576
VSE Corp.	2,300	81,075
*W.W. Grainger, Inc.	5,290	656,119
#*Wabash National Corp.	17,000	137,020
Wabtec Corp.	18,174	851,270
*Waste Connections, Inc.	38,686	1,576,068
*Waste Management, Inc.	39,172	1,399,224
Watsco, Inc. Class A	11,925	667,442
Watsco, Inc. Class B	1,650	94,364
#Watts Water Technologies, Inc.	17,197	604,818
*WCA Waste Corp.	6,046	29,988

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Werner Enterprises, Inc.	37,413	$797,645
#*WESCO International, Inc.	21,135	905,001
*Willdan Group, Inc.	3,100	10,478
*Willis Lease Finance Corp.	3,067	37,632
Woodward Governor Co.	13,498	423,027

Total Industrials		280,605,513

Information Technology — (13.5%)
Accenture P.L.C. Class A	18,101	809,296
*ACI Worldwide, Inc.	15,359	374,299
*Acme Packet, Inc.	22,829	902,887
#*Acorn Energy, Inc.	5,004	21,918
*Actel Corp.	12,579	262,398
*ActivIdentity Corp.	15,824	51,112
Activision Blizzard, Inc.	232,687	2,668,920
*Actuate Corp.	32,492	157,261
*Acxiom Corp.	44,709	784,643
*ADC Telecommunications, Inc.	40,698	516,458
*ADDvantage Technologies Group, Inc.	1,800	5,778
*Adept Technology, Inc.	2,563	16,249
*Adobe Systems, Inc.	24,400	686,860
*ADPT Corp.	71,658	214,974
Adtran, Inc.	25,300	816,431
*Advanced Analogic Technologies, Inc.	19,564	73,561
#*Advanced Energy Industries, Inc.	21,500	308,740
#*Advanced Micro Devices, Inc.	107,092	784,984
#*Advent Software, Inc.	7,300	392,156
*Aehr Test Systems	1,179	1,415
*Aetrium, Inc.	2,711	6,642
*Agilent Technologies, Inc.	24,423	849,920
*Agilysys, Inc.	500	3,000
*Akamai Technologies, Inc.	4,523	233,703
#*Alliance Data Systems Corp.	4,550	276,276
*Altera Corp.	21,400	667,894
*Amdocs, Ltd.	50,255	1,541,823
American Software, Inc. Class A	13,044	78,786
#*Amkor Technology, Inc.	88,010	634,552
Amphenol Corp.	8,141	408,108
*Amtech Systems, Inc.	4,351	72,836
*Anadigics, Inc.	33,198	224,750
*Analog Devices, Inc.	15,100	508,417
*Anaren, Inc.	7,293	122,012
*Anixter International, Inc.	17,600	944,944
#*Ansys, Inc.	15,244	689,791
*AOL, Inc.	48,925	1,305,319
*Apple, Inc.	31,194	9,385,339
*Applied Materials, Inc.	116,733	1,442,820
*Applied Micro Circuits Corp.	36,093	363,457
*Ariba, Inc.	42,870	805,099
*Arris Group, Inc.	79,642	741,467
*Arrow Electronics, Inc.	50,289	1,489,057
*Art Technology Group, Inc.	62,729	262,835
*Aruba Networks, Inc.	22,400	490,784
*AsiaInfo-Linkage, Inc.	9,900	219,978
*Aspen Technology, Inc.	2,700	30,240
Astro-Med, Inc.	2,946	20,710
*Atheros Communications, Inc.	29,375	911,800
*Atmel Corp.	151,613	1,343,291
#*ATMI, Inc.	14,827	261,993
*AuthenTec, Inc.	6,900	14,697
#*Autodesk, Inc.	17,600	636,768

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Automatic Data Processing, Inc.	20,326	$902,881
*Aviat Networks, Inc.	24,710	112,431
*Avid Technology, Inc.	17,494	220,774
*Avnet, Inc.	43,200	1,286,496
AVX Corp.	104,796	1,502,775
*Aware, Inc.	4,176	11,860
*AXT, Inc.	14,805	122,141
Bel Fuse, Inc. Class A	1,600	37,440
Bel Fuse, Inc. Class B	5,833	133,051
*Benchmark Electronics, Inc.	43,000	706,490
*BigBand Networks, Inc.	33,658	99,964
Black Box Corp.	13,400	444,880
Blackbaud, Inc.	11,000	279,290
#*Blackboard, Inc.	14,400	601,056
#*Blue Coat Systems, Inc.	19,000	512,430
*BMC Software, Inc.	14,285	649,396
*Bottomline Technologies, Inc.	16,062	289,437
*Brightpoint, Inc.	43,276	324,137
*Broadcom Corp.	27,900	1,136,646
Broadridge Financial Solutions, Inc.	27,575	606,650
*BroadVision, Inc.	96	1,071
*Brocade Communications Systems, Inc.	194,399	1,228,602
*Brooks Automation, Inc.	31,104	211,196
*Bsquare Corp.	3,074	11,528
*CA, Inc.	40,312	935,642
*Cabot Microelectronics Corp.	11,868	458,461
*CACI International, Inc.	15,705	787,135
#*Cadence Design Systems, Inc.	83,795	709,744
*CalAmp Corp.	4,886	11,971
*Callidus Software, Inc.	13,723	67,380
*Cascade Microtech, Inc.	3,846	13,846
Cass Information Systems, Inc.	4,500	155,385
#*Cavium Networks, Inc.	9,900	315,513
*CEVA, Inc.	10,732	198,649
*Checkpoint Systems, Inc.	21,600	475,200
#*China Information Technology, Inc.	26,221	167,028
*China Security & Surveillance Technology, Inc.	7,085	38,259
*Ciber, Inc.	31,273	114,772
#*Ciena Corp.	41,873	581,616
#*Cirrus Logic, Inc.	37,222	478,303
*Cisco Sytems, Inc.	289,961	6,619,810
*Citrix Systems, Inc.	19,400	1,242,958
*Clearfield, Inc.	2,800	8,064
Cognex Corp.	24,800	662,160
*Cognizant Technology Solutions Corp.	11,150	726,868
*Cogo Group, Inc.	15,419	117,339
*Coherent, Inc.	15,397	646,058
Cohu, Inc.	11,472	164,623
*Comarco, Inc.	2,461	5,168
*CommScope, Inc.	48,234	1,527,088
Communications Systems, Inc.	6,432	76,284
*CommVault Systems, Inc.	10,838	313,543
#*Compellent Technologies, Inc.	3,100	78,337
*Computer Sciences Corp.	57,400	2,815,470
*Computer Task Group, Inc.	8,412	67,128
*Compuware Corp.	119,755	1,198,748
*comScore, Inc.	13,311	312,942
*Comtech Telecommunications Corp.	11,601	357,543
*Comverge, Inc.	8,800	67,320
*Concur Technologies, Inc.	10,629	548,669
*Concurrent Computer Corp.	3,068	19,605

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Conexant Systems, Inc.	31,790	$48,003
#*Constant Contact, Inc.	3,900	89,700
*Convergys Corp.	64,037	724,899
*CoreLogic, Inc.	48,833	857,996
*Corning, Inc.	271,519	4,963,367
*CPI International, Inc.	7,942	112,141
*Cray, Inc.	17,949	107,335
#*Cree, Inc.	19,200	984,768
*CSG Systems International, Inc.	18,740	364,306
#CTC Media, Inc.	600	14,160
CTS Corp.	12,689	128,793
*CyberOptics Corp.	1,680	12,768
*Cymer, Inc.	20,500	757,475
*Cypress Semiconductor Corp.	66,500	937,650
Daktronics, Inc.	20,825	227,409
*Datalink Corp.	3,601	15,196
*Dataram Corp.	2,900	7,076
DDi Corp.	10,072	103,540
#*DealerTrack Holdings, Inc.	20,176	389,800
*Dell, Inc.	71,350	1,026,013
*Deltek, Inc.	14,273	112,186
*DemandTec, Inc.	3,400	35,972
*DG FastChannel, Inc.	13,591	320,068
*Dice Holdings, Inc.	28,908	261,617
Diebold, Inc.	31,284	958,855
*Digi International, Inc.	12,286	118,683
*Digimarc Corp.	3,167	86,807
*Digital River, Inc.	20,160	751,162
*DigitalGlobe, Inc.	19,407	633,639
*Diodes, Inc.	21,900	481,362
*Dolby Laboratories, Inc.	3,951	243,698
*Dot Hill Systems Corp.	6,469	13,197
*DSP Group, Inc.	11,800	84,488
DST Systems, Inc.	12,447	538,582
#*DTS, Inc.	9,245	367,951
*Dynamics Research Corp.	4,013	45,347
Earthlink, Inc.	55,146	495,763
*eBay, Inc.	107,912	3,216,857
#*Ebix, Inc.	14,600	360,620
*Echelon Corp.	18,350	144,414
*EchoStar Corp.	17,820	377,784
*Edgewater Technology, Inc.	2,837	8,341
Electro Rent Corp.	14,817	220,181
*Electro Scientific Industries, Inc.	4,311	50,094
*Electronic Arts, Inc.	87,719	1,390,346
*Electronics for Imaging, Inc.	27,200	372,368
*eLoyalty Corp.	2,980	20,830
#*EMC Corp.	175,054	3,677,885
*EMS Technologies, Inc.	7,689	137,172
*Emulex Corp.	45,600	519,840
*EndWave Corp.	1,814	4,299
*Entegris, Inc.	72,956	436,277
*Entorian Technologies, Inc.	114	351
#*Entropic Communications, Inc.	30,050	251,218
*Epicor Software Corp.	30,964	291,062
EPIQ Systems, Inc.	18,272	214,148
*ePlus, Inc.	3,773	79,346
#*Equinix, Inc.	6,534	550,424
*Euronet Worldwide, Inc.	23,400	422,604
*Exar Corp.	21,402	142,323
*ExlService Holdings, Inc.	15,838	301,714

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Extreme Networks	44,500	$141,955
#*F5 Networks, Inc.	6,160	725,032
FactSet Research Systems, Inc.	4,600	403,788
#Fair Isaac Corp.	25,297	608,140
*Fairchild Semiconductor International, Inc.	63,700	717,899
*FalconStor Software, Inc.	19,668	53,890
*Faro Technologies, Inc.	8,530	205,914
*FEI Co.	19,248	418,836
Fidelity National Information Services, Inc.	86,707	2,349,760
#*Finisar Corp.	17,350	295,124
#*First Solar, Inc.	3,000	413,040
*Fiserv, Inc.	42,000	2,289,840
#*FLIR Systems, Inc.	9,887	275,254
*FormFactor, Inc.	28,937	281,557
*Forrester Research, Inc.	12,300	406,761
*Frequency Electronics, Inc.	3,436	20,616
*FSI International, Inc.	16,238	43,680
*Gartner Group, Inc.	13,847	438,811
*Gerber Scientific, Inc.	11,441	76,540
*Global Cash Access, Inc.	27,100	98,644
Global Payments, Inc.	6,700	261,032
*Globalscape, Inc.	3,195	7,828
*Globecomm Systems, Inc.	10,748	96,195
#*Glu Mobile, Inc.	4,941	8,400
*Google, Inc.	8,440	5,173,636
*GSE Systems, Inc.	3,200	11,456
*GSI Commerce, Inc.	24,450	597,069
*GSI Technology, Inc.	13,212	91,823
*GTSI Corp.	605	2,777
*Guidance Software, Inc.	6,777	43,779
*Hackett Group, Inc.	19,612	76,487
*Harmonic, Inc.	49,010	342,090
*Harris Corp.	12,722	574,907
*Hauppauge Digital, Inc.	4,900	12,005
Heartland Payment Systems, Inc.	15,668	223,739
*Henry Bros. Electronics, Inc.	353	2,450
Hewlett-Packard Co.	153,913	6,473,581
*Hittite Microwave Corp.	7,700	397,859
#*HSW International, Inc.	386	2,474
*Hughes Communications, Inc.	10,772	305,817
*Hutchinson Technology, Inc.	9,663	32,951
*Hypercom Corp.	26,610	158,596
*I.D. Systems, Inc.	3,786	8,518
*IAC/InterActiveCorp	77,073	2,150,337
*IEC Electronics Corp.	3,400	17,612
iGATE Corp.	21,779	445,163
*Ikanos Communications, Inc.	10,726	12,228
#*Imation Corp.	19,726	192,131
Imergent, Inc.	2,000	9,000
*Immersion Corp.	14,180	87,207
*Infinera Corp.	50,169	410,884
#*Informatica Corp.	17,096	695,636
*InfoSpace, Inc.	21,761	183,663
*Ingram Micro, Inc.	90,600	1,599,996
*Innodata Isogen, Inc.	10,723	33,241
*Insight Enterprises, Inc.	34,850	526,932
*Integral Systems, Inc.	9,000	76,500
*Integrated Device Technology, Inc.	90,784	534,718
*Integrated Silicon Solution, Inc.	12,644	94,956
*Intel Corp.	390,645	7,840,245
*Intellicheck Mobilisa, Inc.	8,100	9,882

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Interactive Intelligence, Inc.	8,542	$211,073
#*InterDigital, Inc.	11,147	374,205
*Intermec, Inc.	30,954	360,614
*Internap Network Services Corp.	24,807	124,035
*International Business Machines Corp.	45,223	6,494,023
*International Rectifier Corp.	37,190	863,924
*Internet Brands, Inc.	21,044	278,623
*Internet Capital Group, Inc.	18,608	232,414
•*Internet Media Services, Inc.	82	—
Intersil Corp. Class A	61,426	804,066
*Intevac, Inc.	10,256	103,586
*IntriCon Corp.	3,283	14,117
*Intuit, Inc.	18,374	881,952
*INX, Inc.	2,550	14,127
#*IPG Photonics Corp.	19,702	443,295
#*Isilon Systems, Inc.	21,043	599,094
*Iteris, Inc.	4,900	6,958
#*Itron, Inc.	19,131	1,162,591
*Ixia	33,193	519,470
*IXYS Corp.	20,163	206,469
#*j2 Global Communications, Inc.	21,227	559,331
*Jabil Circuit, Inc.	103,665	1,590,221
Jack Henry & Associates, Inc.	18,340	498,114
*JDA Software Group, Inc.	20,061	507,543
*JDS Uniphase Corp.	94,078	988,760
*Juniper Networks, Inc.	42,637	1,381,012
Keithley Instruments, Inc.	6,600	142,428
*Kenexa Corp.	11,134	203,641
*KEY Tronic Corp.	4,896	31,334
Keynote Systems, Inc.	5,565	67,837
#*KIT Digital, Inc.	11,673	160,737
*KLA-Tencor Corp.	42,542	1,519,600
*Knot, Inc. (The)	17,180	155,307
#*Kopin Corp.	30,106	114,704
*Kulicke & Soffa Industries, Inc.	35,600	221,432
*KVH Industries, Inc.	7,159	100,512
*L-1 Identity Solutions, Inc.	65,800	775,782
*Lam Research Corp.	20,375	932,971
*LaserCard Corp.	3,918	17,122
*Lattice Semiconductor Corp.	73,848	358,901
#*Lawson Software, Inc.	88,185	784,846
*LeCroy Corp.	4,246	39,700
Lender Processing Services, Inc.	4,350	125,454
#*Lexmark International, Inc.	31,279	1,189,540
*Limelight Networks, Inc.	50,186	340,261
*Linear Technology Corp.	19,131	616,592
*Lionbridge Technologies, Inc.	15,432	77,160
*Liquidity Services, Inc.	13,686	218,976
*Littlefuse, Inc.	11,700	496,431
*LoJack Corp.	18,650	91,198
*LookSmart, Ltd.	2,271	4,928
*LoopNet, Inc.	18,800	198,340
#*Loral Space & Communications, Inc.	9,381	521,865
*LSI Corp.	154,690	810,576
*LTX-Credence Corp.	18,818	119,494
*Magma Design Automation, Inc.	15,000	64,350
*Manhattan Associates, Inc.	11,370	349,969
#*ManTech International Corp. Class A	8,526	334,304
Marchex, Inc.	12,591	80,834
*Marvell Technology Group, Ltd.	34,450	665,230
*MasterCard, Inc. Class A	3,826	918,470

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Mattson Technology, Inc.	24,700	$62,985
Maxim Integrated Products, Inc.	74,070	1,604,356
Maximus, Inc.	11,200	679,056
*Maxwell Technologies, Inc.	7,627	123,710
*McAfee, Inc.	10,800	510,840
*Measurement Specialties, Inc.	7,301	163,104
*Medidata Solutions, Inc.	4,741	88,325
*MEMC Electronic Materials, Inc.	30,054	385,292
*MEMSIC, Inc.	4,688	14,017
*Mentor Graphics Corp.	54,845	592,326
*Mercury Computer Systems, Inc.	11,950	189,288
Mesa Laboratories, Inc.	961	24,746
Methode Electronics, Inc.	18,177	168,864
Micrel, Inc.	27,668	329,526
#*Microchip Technology, Inc.	13,325	428,798
#*Micron Technology, Inc.	183,534	1,517,826
*MICROS Systems, Inc.	30,000	1,361,700
*Microsemi Corp.	41,034	820,680
*Microsoft Corp.	282,322	7,521,058
*MicroStrategy, Inc.	2,192	198,661
*Microtune, Inc.	20,962	60,580
*Mindspeed Technologies, Inc.	7,900	58,302
*MIPS Technologies, Inc.	18,132	266,540
*MKS Instruments, Inc.	24,810	512,326
Mocon, Inc.	2,500	33,750
*ModusLink Global Solutions, Inc.	20,681	137,115
#Molex, Inc.	28,500	578,550
Molex, Inc. Class A	26,116	445,800
*MoneyGram International, Inc.	27,096	65,301
*Monolithic Power Systems, Inc.	18,084	290,610
*Monotype Imaging Holdings, Inc.	17,474	166,527
*MoSys, Inc.	15,293	72,336
*Motorola, Inc.	379,507	3,092,982
*Move, Inc.	26,655	62,906
MTS Systems Corp.	9,407	308,267
*Multi-Fineline Electronix, Inc.	14,500	354,960
*Nanometrics, Inc.	10,457	140,856
*NAPCO Security Technologies, Inc.	200	356
National Instruments Corp.	16,900	587,951
National Semiconductor Corp.	18,500	253,450
*NCI, Inc. Class A	4,234	78,922
*NCR Corp.	41,891	574,745
#*NetApp, Inc.	13,000	692,250
*Netezza Corp.	23,320	628,707
*NETGEAR, Inc.	17,812	548,788
*NetList, Inc.	8,900	27,679
*NetLogic Microsystems, Inc.	16,936	509,096
*NetScout Systems, Inc.	21,229	498,245
*NetSuite, Inc.	9,300	190,464
*Network Equipment Technologies, Inc.	15,350	48,506
*NeuStar, Inc.	11,555	298,235
*Newport Corp.	18,426	267,730
*Nextwave Wireless, Inc.	100	142
NIC, Inc.	13,273	115,210
*Novatel Wireless, Inc.	15,600	163,488
*Novell, Inc.	203,700	1,207,941
*Novellus Systems, Inc.	57,900	1,691,259
*Nu Horizons Electronics Corp.	6,934	48,261
#*Nuance Communications, Inc.	76,617	1,203,653
*NumereX Corp. Class A	2,189	16,987
#*Nvidia Corp.	90,900	1,093,527

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
O.I. Corp.	1,118	$13,964
*Occam Networks, Inc.	11,654	85,890
*Oclaro, Inc.	11,980	100,752
#*OmniVision Technologies, Inc.	27,500	746,075
*ON Semiconductor Corp.	85,746	657,672
*Online Resources Corp.	15,108	78,259
*Onvia, Inc.	2,875	8,711
*Open Text Corp.	1,234	54,580
*Openwave Systems, Inc.	36,700	75,602
*Oplink Communications, Inc.	9,900	173,052
OPNET Technologies, Inc.	11,488	226,428
*Opnext, Inc.	20,936	31,613
*Optical Cable Corp.	1,689	5,439
*Oracle Corp.	192,650	5,663,910
*Orbcomm, Inc.	10,803	25,279
*OSI Systems, Inc.	10,074	362,664
*PAR Technology Corp.	6,558	40,988
*Parametric Technology Corp.	41,328	887,312
Park Electrochemical Corp.	10,548	284,796
*Paychex, Inc.	12,600	349,020
*PC Connection, Inc.	12,372	104,172
*PC Mall, Inc.	5,092	31,672
*PC-Tel, Inc.	10,151	60,094
*PDF Solutions, Inc.	14,305	57,935
Pegasystems, Inc.	14,639	395,985
*Perceptron, Inc.	2,564	13,435
*Perficient, Inc.	16,975	179,256
*Performance Technologies, Inc.	2,917	5,892
*Pericom Semiconductor Corp.	13,125	123,638
*Pervasive Software, Inc.	6,955	35,331
*Phoenix Technologies, Ltd.	5,100	21,012
*Photronics, Inc.	26,557	166,778
*Pixelworks, Inc.	4,400	14,696
*Planar Systems, Inc.	6,208	14,465
Plantronics, Inc.	24,000	861,120
*Plexus Corp.	19,729	598,775
#*PLX Technology, Inc.	17,300	61,588
*PMC - Sierra, Inc.	88,072	677,274
*Polycom, Inc.	43,600	1,472,808
#Power Integrations, Inc.	11,860	405,138
*Presstek, Inc.	16,727	30,945
*Progress Software Corp.	21,948	820,197
*PROS Holdings, Inc.	9,767	101,577
QAD, Inc.	13,903	59,922
*QLogic Corp.	19,100	335,587
*QUALCOMM, Inc.	80,279	3,622,991
Qualstar Corp.	500	810
*Quantum Corp.	72,800	246,064
*Quest Software, Inc.	44,300	1,159,331
#*QuickLogic Corp.	7,920	46,966
*Rackspace Hosting, Inc.	702	17,522
*Radiant Systems, Inc.	16,582	323,515
*RadiSys Corp.	12,264	119,819
#*Rambus, Inc.	16,000	316,320
*Ramtron International Corp.	11,803	45,678
*RealNetworks, Inc.	82,000	246,000
*Red Hat, Inc.	14,600	616,996
*Reis, Inc.	6,463	44,595
*Relm Wireless Corp.	5,100	10,404
Renaissance Learning, Inc.	8,783	122,699
#*RF Micro Devices, Inc.	125,372	913,962

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Richardson Electronics, Ltd.	6,808	$73,663
*RightNow Technologies, Inc.	6,035	157,634
*Rimage Corp.	5,808	86,133
*Riverbed Technology, Inc.	23,600	1,357,944
*Rofin-Sinar Technologies, Inc.	16,100	449,673
*Rogers Corp.	9,528	339,197
*Rosetta Stone, Inc.	3,167	73,316
#*Rovi Corp.	47,006	2,380,854
#*Rubicon Technology, Inc.	11,579	267,706
*Rudolph Technologies, Inc.	14,894	110,513
*S1 Corp.	41,070	239,027
*Saba Software, Inc.	13,182	78,565
#*SAIC, Inc.	47,895	744,288
*Salesforce.com, Inc.	9,455	1,097,442
*Sandisk Corp.	66,400	2,495,312
#*Sanmina-SCI Corp.	40,884	538,851
Sapient Corp.	60,300	793,548
#*SAVVIS, Inc.	23,662	567,651
*ScanSource, Inc.	13,449	402,663
*Scientific Learning Corp.	3,010	10,475
*SeaChange International, Inc.	16,030	128,881
*Seagate Technology	35,797	524,426
*Semtech Corp.	31,365	671,525
*ShoreTel, Inc.	19,264	120,593
*Sigma Designs, Inc.	15,423	175,976
#*Silicon Graphics International Corp.	14,700	111,279
*Silicon Image, Inc.	38,457	236,511
#*Silicon Laboratories, Inc.	16,200	646,380
#*Skyworks Solutions, Inc.	94,195	2,158,007
#*Smart Modular Technologies (WWH), Inc.	31,136	230,095
*Smith Micro Software, Inc.	18,086	219,926
Solera Holdings, Inc.	5,888	282,918
#*Sonic Solutions, Inc.	29,789	356,574
*Sonus Networks, Inc.	139,301	433,226
#*Soundbite Communications, Inc.	600	1,650
*Sourcefire, Inc.	9,700	228,823
#*Spansion, Inc. Class A	29,789	521,010
*Spark Networks, Inc.	3,744	11,232
*Spectrum Control, Inc.	6,057	92,430
*SRA International, Inc.	23,080	461,831
*SRS Labs, Inc.	8,071	71,348
*Stamps.com, Inc.	6,600	105,336
*Standard Microsystems Corp.	11,344	273,844
*StarTek, Inc.	6,300	25,704
#*STEC, Inc.	25,660	400,296
#*Stratasys, Inc.	10,200	319,464
#*Stream Global Services, Inc.	334	1,256
*SuccessFactors, Inc.	22,800	618,336
*Super Micro Computer, Inc.	15,523	172,616
*Supertex, Inc.	6,800	159,732
*Support.com, Inc.	23,310	132,168
Sycamore Networks, Inc.	17,722	540,344
*Symantec Corp.	77,226	1,249,517
*Symmetricom, Inc.	22,138	137,920
#*Synaptics, Inc.	14,450	389,138
*Synchronoss Technologies, Inc.	14,600	311,126
*SYNNEX Corp.	15,700	455,928
*Synopsys, Inc.	42,119	1,077,404
Syntel, Inc.	6,037	294,968
*Take-Two Interactive Software, Inc.	42,619	454,319
*Taleo Corp.	16,800	481,992

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Tech Data Corp.	28,563	$1,227,923
Technitrol, Inc.	17,800	81,880
*TechTarget, Inc.	18,436	96,605
*TechTeam Global, Inc.	3,464	25,322
*Tekelec	34,000	442,680
*TeleCommunication Systems, Inc.	20,599	111,441
*TeleTech Holdings, Inc.	30,854	468,364
*Tellabs, Inc.	234,313	1,598,015
*Telular Corp.	5,320	19,684
*Teradata Corp.	22,000	865,920
#*Teradyne, Inc.	69,100	776,684
#*Terremark Worldwide, Inc.	21,186	211,648
Tessco Technologies, Inc.	4,950	74,745
*Tessera Technologies, Inc.	26,327	519,432
*Texas Instruments, Inc.	60,889	1,800,488
TheStreet.com, Inc.	13,138	40,202
*THQ, Inc.	27,823	111,292
*TIBCO Software, Inc.	83,612	1,607,023
*Tier Technologies, Inc.	7,405	42,283
#*TiVo, Inc.	24,756	275,782
*TNS, Inc.	3,400	65,076
*Tollgrade Communications, Inc.	4,681	37,214
Total System Services, Inc.	39,088	610,164
*Transact Technologies, Inc.	4,100	32,431
*Travelzoo, Inc.	4,098	140,766
*Trident Microsystems, Inc.	53,933	100,315
*Trimble Navigation, Ltd.	41,240	1,478,042
*Triquint Semiconductor, Inc.	78,766	811,290
*TTM Technologies, Inc.	39,800	417,104
Tyco Electronics, Ltd.	57,625	1,825,560
#*Tyler Technologies, Inc.	18,173	370,911
#*Ultimate Software Group, Inc.	3,200	132,416
*Ultra Clean Holdings, Inc.	10,433	78,560
*Ultratech, Inc.	13,241	242,443
*Unisys Corp.	8,740	201,457
United Online, Inc.	38,524	238,078
#*Universal Display Corp.	11,500	287,960
*UTStarcom, Inc.	38,018	76,796
#*ValueClick, Inc.	41,374	569,306
*Varian Semiconductor Equipment Associates, Inc.	11,100	362,637
#*Veeco Instruments, Inc.	17,200	719,820
*VeriFone Systems, Inc.	28,600	967,538
*VeriSign, Inc.	14,100	489,975
#*Viasat, Inc.	21,276	875,933
*Viasystems Group, Inc.	936	14,742
*Vicon Industries, Inc.	916	3,829
*Video Display Corp.	3,247	13,345
Virnetx Holding Corp.	13,988	259,477
*Virtusa Corp.	21,489	306,433
*Visa, Inc.	29,104	2,275,060
*Vishay Intertechnology, Inc.	131,644	1,487,577
#*VistaPrint NV	10,495	441,525
#*VMware, Inc. Class A	3,400	259,964
*Vocus, Inc.	8,500	188,275
#*Volterra Semiconductor Corp.	7,200	147,096
Wayside Technology Group, Inc.	1,635	17,871
*Web.com Group, Inc.	11,150	69,130
*Websense, Inc.	12,900	259,548
*Westell Technologies, Inc.	18,589	54,466
#*Western Digital Corp.	57,997	1,857,064
Western Union Co. (The)	24,369	428,894

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Wireless Ronin Technologies, Inc.	2,900	$4,176
*WPCS International, Inc.	500	1,655
*Wright Express Corp.	16,400	618,444
Xerox Corp.	235,835	2,759,270
*Xilinx, Inc.	19,500	522,795
*X-Rite, Inc.	36,074	146,100
*Yahoo!, Inc.	260,720	4,304,487
*Zebra Technologies Corp. Class A	26,900	962,482
#*Zix Corp.	6,582	25,604
*Zoran Corp.	29,100	206,028
*Zygo Corp.	7,774	83,182

Total Information Technology		299,481,949

Materials — (4.7%)
A. Schulman, Inc.	16,047	348,220
*A.M. Castle & Co.	11,192	172,357
*AEP Industries, Inc.	3,078	75,011
Air Products & Chemicals, Inc.	10,195	866,269
Airgas, Inc.	13,887	985,005
*AK Steel Holding Corp.	23,275	293,032
Albemarle Corp.	14,250	714,353
*Alcoa, Inc.	150,056	1,970,235
Allegheny Technologies, Inc.	25,154	1,325,364
AMCOL International Corp.	15,900	441,066
*American Pacific Corp.	1,938	11,667
American Vanguard Corp.	12,869	94,845
AptarGroup, Inc.	26,485	1,188,647
*Arabian American Development Co.	3,989	11,887
Arch Chemicals, Inc.	13,700	486,487
Ashland, Inc.	35,427	1,829,096
Balchem Corp.	10,296	314,661
*Ball Corp.	14,200	913,912
*Bemis Co., Inc.	35,436	1,125,447
*Boise, Inc.	41,975	304,319
*Brush Engineered Materials, Inc.	10,100	334,815
Buckeye Technologies, Inc.	17,580	317,319
Cabot Corp.	45,400	1,544,508
*Calgon Carbon Corp.	24,725	371,122
*Capital Gold Corp.	24,480	107,467
Carpenter Technology Corp.	22,001	784,556
Celanese Corp. Class A	7,868	280,494
*Century Aluminum Co.	41,283	558,146
*CF Industries Holdings, Inc.	3,169	388,298
#*Clearwater Paper Corp.	5,815	469,561
*Cliffs Natural Resources, Inc.	22,890	1,492,428
*Coeur d’Alene Mines Corp.	43,275	891,898
Commercial Metals Co.	58,471	811,577
Compass Minerals International, Inc.	3,700	291,819
*Core Molding Technologies, Inc.	1,000	4,790
*Crown Holdings, Inc.	12,300	395,937
Cytec Industries, Inc.	25,003	1,238,149
Deltic Timber Corp.	6,277	293,010
#Domtar Corp.	22,871	1,815,043
Dow Chemical Co. (The)	187,438	5,778,714
*E.I. du Pont de Nemours & Co.	39,193	1,853,045
Eagle Materials, Inc.	22,307	523,322
Eastman Chemical Co.	18,555	1,457,866
Ecolab, Inc.	8,652	426,717
*Ferro Corp.	43,500	596,820
#*Flotek Industries, Inc.	2,744	4,967
FMC Corp.	10,200	745,620

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Freeport-McMoRan Copper & Gold, Inc. Class B	20,034	$1,896,819
Friedman Industries, Inc.	5,121	34,669
*General Moly, Inc.	36,694	191,543
#*Georgia Gulf Corp.	6,300	127,449
*Globe Specialty Metals, Inc.	38,148	592,820
#*Golden Minerals, Co.	4,560	119,700
*Graphic Packaging Holding Co.	162,055	593,121
Greif, Inc. Class A	14,500	851,730
Greif, Inc. Class B	8,205	475,890
H.B. Fuller Co.	24,752	510,881
Hawkins, Inc.	6,287	225,703
Haynes International, Inc.	6,094	220,968
*Headwaters, Inc.	27,200	92,480
#*Hecla Mining Co.	126,800	873,652
*Horsehead Holding Corp.	21,000	229,530
Huntsman Corp.	119,622	1,656,765
Innophos Holdings, Inc.	11,178	410,456
*Innospec, Inc.	11,705	198,166
International Flavors & Fragrances, Inc.	8,200	411,312
*International Paper Co.	135,000	3,412,800
#*Intrepid Potash, Inc.	5,417	185,966
Kaiser Aluminum Corp.	9,370	421,556
*KapStone Paper & Packaging Corp.	23,200	296,960
KMG Chemicals, Inc.	5,853	81,883
Koppers Holdings, Inc.	4,043	112,719
*Kronos Worldwide, Inc.	15,791	638,746
*Landec Corp.	11,412	71,781
Limoneira Co.	1,127	22,810
*Louisiana-Pacific Corp.	63,580	492,109
*LSB Industries, Inc.	10,668	238,430
Lubrizol Corp.	12,900	1,322,121
#Martin Marietta Materials, Inc.	5,277	424,693
*MeadWestavco Corp.	98,891	2,544,465
*Mercer International, Inc.	18,490	97,997
Minerals Technologies, Inc.	9,350	548,564
*Mines Management, Inc.	9,349	23,186
*Monsanto Co.	18,755	1,114,422
Mosaic Co. (The)	18,795	1,375,042
Myers Industries, Inc.	22,535	198,984
Nalco Holding Co.	23,466	661,272
Neenah Paper, Inc.	7,200	110,520
NewMarket Corp.	6,400	758,528
*Newmont Mining Corp.	44,983	2,738,115
NL Industries, Inc.	24,544	282,011
*Northern Technologies International Corp.	736	10,687
Nucor Corp.	53,698	2,052,338
Olin Corp.	39,250	784,608
Olympic Steel, Inc.	4,900	109,858
*OM Group, Inc.	15,300	509,031
*Omnova Solutions, Inc.	17,071	136,227
*Owens-Illinois, Inc.	1,152	32,291
P.H. Glatfelter Co.	25,885	322,009
Packaging Corp. of America	43,952	1,073,747
*Pactiv Corp.	20,600	683,508
*Penford Corp.	8,931	53,050
*PolyOne Corp.	46,100	595,612
*PPG Industries, Inc.	16,292	1,249,596
*Praxair, Inc.	11,741	1,072,423
Quaker Chemical Corp.	5,834	212,474
Reliance Steel & Aluminum Co.	28,160	1,178,496
Rock-Tenn Co. Class A	17,926	1,019,093

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Rockwood Holdings, Inc.	35,914	$1,218,203
Royal Gold, Inc.	24,568	1,216,362
RPM International, Inc.	64,800	1,342,008
*RTI International Metals, Inc.	15,212	473,093
Schnitzer Steel Industries, Inc. Class A	11,600	599,604
Schweitzer-Maudoit International, Inc.	9,266	594,692
#Scotts Miracle-Gro Co. Class A (The)	11,100	592,740
*Sealed Air Corp.	37,320	863,958
*Senomyx, Inc.	14,811	74,055
Sensient Technologies Corp.	27,300	882,063
*Sherwin-Williams Co.	8,800	642,136
#*Sigma-Aldrich Corp.	9,500	602,490
Silgan Holdings, Inc.	14,600	492,750
*Solitario Exploration & Royalty Corp.	1,000	2,220
*Solutia, Inc.	58,785	1,064,596
Sonoco Products Co.	35,765	1,198,128
Southern Copper Corp.	30,511	1,305,871
*Spartech Corp.	16,348	138,304
Steel Dynamics, Inc.	39,765	577,388
Stepan Co.	5,229	352,644
#*Stillwater Mining Co.	44,400	790,320
Synalloy Corp.	4,403	41,256
#Temple-Inland, Inc.	53,702	1,112,705
Texas Industries, Inc.	13,997	478,277
*Titanium Metals Corp.	87,113	1,712,642
#*U.S. Gold Corp.	59,400	310,662
*United States Lime & Minerals, Inc.	3,102	125,631
#*United States Steel Corp.	30,021	1,284,599
*Universal Stainless & Alloy Products, Inc.	3,110	90,003
Valhi, Inc.	6,100	123,098
#Valspar Corp.	55,470	1,780,587
*Verso Paper Corp.	1,800	6,588
*Vulcan Materials Co.	15,090	550,936
Walter Energy, Inc.	4,202	369,608
*Wausau Paper Corp.	24,816	209,447
Westlake Chemical Corp.	44,498	1,422,156
*Weyerhaeuser Co.	174,430	2,829,255
Worthington Industries, Inc.	42,400	652,960
*WR Grace & Co.	19,600	628,376
Zep, Inc.	10,919	198,071
*Zoltek Cos., Inc.	17,521	168,202

Total Materials		105,352,954

Other — (0.0%)
•*Avigen, Inc. Escrow Shares	370	—

Telecommunication Services — (2.9%)
*AboveNet, Inc.	12,700	722,503
Alaska Communications Systems Group, Inc.	16,704	167,541
*American Tower Corp.	14,055	725,379
*Arbinet Corp.	1,082	7,249
*AT&T, Inc.	980,996	27,958,386
Atlantic Tele-Network, Inc.	7,898	333,769
*Cbeyond, Inc.	15,233	206,407
#*CenturyLink, Inc.	48,201	1,994,557
*Cincinnati Bell, Inc.	63,900	156,555
*Cogent Communications Group, Inc.	20,327	220,548
Consolidated Communications Holdings, Inc.	14,205	263,077
*Crown Castle International Corp.	13,970	602,386
#*FiberTower Corp.	25,058	112,761
*Frontier Communications Corp.	224,413	1,970,346

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*General Communications, Inc. Class A	30,061	$314,137
#*Global Crossing, Ltd.	19,374	263,486
HickoryTech Corp.	7,368	67,049
*IDT Corp.	1,089	12,589
*IDT Corp. Class B	7,652	112,331
#*Iridium Communications, Inc.	34,926	288,140
*Leap Wireless International, Inc.	37,607	429,096
#*MetroPCS Communications, Inc.	60,915	634,125
*Neutral Tandem, Inc.	2,800	40,936
*NII Holdings, Inc.	43,061	1,800,380
NTELOS Holdings Corp.	18,185	330,421
*PAETEC Holding Corp.	69,000	291,180
*Premiere Global Services, Inc.	32,566	222,426
Qwest Communications International, Inc.	56,598	373,547
#*SBA Communications Corp.	17,210	675,665
Shenandoah Telecommunications Co.	12,066	220,204
*Sprint Nextel Corp.	504,488	2,078,491
*SureWest Communications.	7,920	63,360
*Syniverse Holdings, Inc.	35,000	1,067,150
Telephone & Data Systems, Inc.	22,470	782,630
Telephone & Data Systems, Inc. Special Shares	23,815	710,401
*tw telecom, inc.	32,592	599,693
*United States Cellular Corp.	16,900	785,174
USA Mobility, Inc.	12,649	212,883
*Verizon Communications, Inc.	491,483	15,958,453
Warwick Valley Telephone Co.	2,437	34,849
#Windstream Corp.	63,557	804,632
*Xeta Corp.	3,639	13,246

Total Telecommunication Services		64,628,138

Utilities — (2.3%)
*AES Corp.	149,529	1,785,376
AGL Resources, Inc.	15,250	598,715
Allegheny Energy, Inc.	10,318	239,378
ALLETE, Inc.	12,600	458,388
Alliant Energy Corp.	9,000	328,770
*Ameren Corp.	19,700	570,906
*American Electric Power Co., Inc.	21,400	801,216
American States Water Co.	6,292	235,006
American Water Works Co., Inc.	2,800	66,864
Aqua America, Inc.	31,700	682,501
Artesian Resources Corp.	2,003	38,217
Atmos Energy Corp.	19,100	562,495
Avista Corp.	19,400	423,696
Black Hills Corp.	13,800	439,392
#*Cadiz, Inc.	2,488	27,045
California Water Service Group	10,221	381,652
*Calpine Corp.	123,728	1,546,600
*CenterPoint Energy, Inc.	36,646	606,858
Central Vermont Public Service Corp.	6,462	130,662
CH Energy Group, Inc.	8,000	363,600
Chesapeake Utilities Corp.	3,494	128,195
Cleco Corp.	13,800	431,526
*CMS Energy Corp.	35,800	658,004
Connecticut Water Services, Inc.	4,027	98,299
*Consolidated Edison, Inc.	12,879	640,344
Consolidated Water Co., Ltd.	1,128	11,539
Constellation Energy Group, Inc.	5,733	173,366
Delta Natural Gas Co., Inc.	963	29,535
*Dominion Resources, Inc.	27,161	1,180,417
DPL, Inc.	10,100	263,610

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
DTE Energy Co.	15,100	$706,076
*Duke Energy Corp.	60,115	1,094,694
Edison International, Inc.	15,800	583,020
*El Paso Electric Co.	15,400	378,840
Empire District Electric Co.	13,900	292,456
Energen Corp.	8,960	399,974
*Entergy Corp.	8,980	669,279
*EQT Corp.	10,200	381,888
*Exelon Corp.	29,552	1,206,313
*FirstEnergy Corp.	13,677	496,749
Gas Natural, Inc.	1,456	16,453
Great Plains Energy, Inc.	26,736	508,786
Hawaiian Electric Industries, Inc.	19,015	428,598
IDACORP, Inc.	12,000	441,600
*Integrys Energy Group, Inc.	14,221	756,415
ITC Holdings Corp.	10,343	647,575
Laclede Group, Inc.	7,812	274,279
Maine & Maritimes Corp.	402	17,990
MDU Resources Group, Inc.	14,550	289,982
MGE Energy, Inc.	8,580	347,919
Middlesex Water Co.	7,847	140,147
*Mirant Corp.	89,204	946,454
National Fuel Gas Co.	6,167	340,295
New Jersey Resources Corp.	13,600	550,664
*NextEra Energy, Inc.	18,600	1,023,744
#Nicor, Inc.	10,400	495,352
*NiSource, Inc.	21,400	370,434
*Northeast Utilities, Inc.	14,500	453,560
Northwest Natural Gas Co.	9,900	487,971
NorthWestern Corp.	12,400	369,148
*NRG Energy, Inc.	82,726	1,647,075
NSTAR	10,200	425,442
NV Energy, Inc.	46,700	637,922
OGE Energy Corp.	15,100	666,816
*Oneok, Inc.	8,513	424,118
#Ormat Technologies, Inc.	23,121	659,180
Otter Tail Corp.	12,100	248,292
Pennichuck Corp.	2,277	54,694
Pepco Holdings, Inc.	18,800	362,088
PG&E Corp.	17,848	853,491
#Piedmont Natural Gas Co.	14,800	436,452
*Pinnacle West Capital Corp.	9,300	382,788
PNM Resources, Inc.	29,400	346,626
Portland General Electric Co.	25,936	542,062
PPL Corp.	21,517	578,807
*Progress Energy, Inc.	12,955	582,975
*Public Service Enterprise Group, Inc.	86,011	2,782,456
Questar Corp.	51,367	871,698
RGC Resources, Inc.	189	5,861
*RRI Energy, Inc.	174,345	655,537
SCANA Corp.	9,500	387,980
#Sempra Energy	10,780	576,514
SJW Corp.	10,531	254,850
South Jersey Industries, Inc.	10,251	516,240
*Southern Co.	38,275	1,449,474
Southwest Gas Corp.	15,900	552,684
*TECO Energy, Inc.	33,300	585,747
UGI Corp.	20,746	624,247
UIL Holdings Corp.	10,412	301,532
Unisource Energy Corp.	12,324	432,203
Unitil Corp.	5,306	115,246

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Vectren Corp.	17,600	$481,888
Westar Energy, Inc.	24,000	607,200
WGL Holdings, Inc.	11,000	424,050
*Wisconsin Energy Corp.	9,000	535,860
Xcel Energy, Inc.	22,001	524,944
York Water Co.	4,436	70,222

Total Utilities		50,624,088

TOTAL COMMON STOCKS		2,010,069,835

RIGHTS/WARRANTS — (0.0%)
*Celgene Corp. Contingent Value Rights	10,033	48,660
—*Emergent Biosolutions, Inc. Contingent Value Rights	3,700	—

TOTAL RIGHTS/WARRANTS		48,660

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	6,316,781	6,316,781

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.4%)
§@DFA Short Term Investment Fund	208,944,557	208,944,557
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.23%, 11/01/10 (Collateralized by $2,444,105 FNMA 7.000%, 08/01/38, valued at $1,024,431) to be repurchased at $994,612	$995	994,593

TOTAL SECURITIES LENDING COLLATERAL		209,939,150

TOTAL INVESTMENTS — (100.0%) (Cost $1,900,597,924)		$2,226,374,426

U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value†
COMMON STOCKS — (79.5%)
Consumer Discretionary — (13.6%)
*1-800-FLOWERS.COM, Inc.	77,123	$138,821
*4Kids Entertainment, Inc.	241,319	139,965
#*99 Cents Only Stores	223,161	3,441,143
#Aaron’s, Inc.	209,368	3,948,680
Aaron’s, Inc. Class A	23,432	437,827
*AC Moore Arts & Crafts, Inc.	218,047	490,606
#Acme United Corp.	7,700	75,460
*AFC Enterprises, Inc.	81,594	1,037,060
*AH Belo Corp.	61,084	444,081
*Aldila, Inc.	71,403	303,463
*All American Group, Inc.	281,012	42,152
*Alloy, Inc.	37,874	369,272
Ambassadors Group, Inc.	60,673	672,864
#Amcon Distributing Co.	2,269	156,901
*American Apparel, Inc.	183,064	177,572
#*American Axle & Manufacturing Holdings, Inc.	228,473	2,106,521
*American Biltrite, Inc.	3,955	13,052
#American Greetings Corp. Class A	50,900	985,933
#*American Public Education, Inc.	53,271	1,489,457
*America’s Car-Mart, Inc.	34,228	912,861
*Amerigon, Inc.	43,826	472,444
#Ameristar Casinos, Inc.	156,183	2,792,552
#*AnnTaylor Stores Corp.	190,270	4,433,291
Arbitron, Inc.	85,899	2,174,963
*Arctic Cat, Inc.	43,481	578,732
Ark Restaurants Corp.	18,130	264,698
*Asbury Automotive Group, Inc.	162,017	2,336,285
*Ascent Media Corp.	27,769	756,428
*Atrinsic, Inc.	132,564	66,282
*Audiovox Corp. Class A	171,582	1,111,851
*Bakers Footwear Group, Inc.	24,144	23,903
*Ballantyne Strong, Inc.	47,063	396,270
#Barnes & Noble, Inc.	155,416	2,328,132
*Bassett Furniture Industries, Inc.	171,798	814,323
*Beasley Broadcast Group, Inc.	72,753	317,931
#*Beazer Homes USA, Inc.	233,803	949,240
#bebe stores, inc.	256,328	1,681,512
*Belo Corp.	275,602	1,595,736
*Benihana, Inc.	5,351	44,815
*Benihana, Inc. Class A	16,213	136,676
#Big 5 Sporting Goods Corp.	64,898	877,421
*Biglari Holdings, Inc.	5,179	1,726,627
#*BJ’s Restaurants, Inc.	98,114	3,252,479
#*Blockbuster, Inc. Class A	1,039,439	45,735
#*Blue Nile, Inc.	40,516	1,725,982
*Bluegreen Corp.	96,841	312,796
Blyth, Inc.	25,608	1,027,393
Bob Evans Farms, Inc.	99,756	2,862,997
#*Bon-Ton Stores, Inc. (The)	129,659	1,488,485
Books-A-Million, Inc.	48,136	305,664
*Borders Group, Inc.	155,476	189,681
Bowl America, Inc. Class A	6,628	84,176
#*Boyd Gaming Corp.	224,004	1,861,473
Brinker International, Inc.	256,406	4,753,767
*Broadview Institute, Inc.	200	453
*Brookfield Homes Corp.	81,479	679,535
Brown Shoe Co., Inc.	224,000	2,632,000
#Brunswick Corp.	193,476	3,060,790

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Buckle, Inc.	140,150	$4,076,964
#*Buffalo Wild Wings, Inc.	60,043	2,823,822
*Build-A-Bear-Workshop, Inc.	60,373	424,422
#*Cabela’s, Inc.	223,964	4,152,293
*Cache, Inc.	39,859	198,896
*California Coastal Communities, Inc.	132,938	101,033
*California Pizza Kitchen, Inc.	78,659	1,298,660
#Callaway Golf Co.	199,200	1,370,496
*Cambium Learning Group, Inc.	106,248	328,306
*Canterbury Park Holding Corp.	10,475	87,623
#*Capella Education Co.	48,593	2,664,354
#*Caribou Coffee Co., Inc.	58,244	617,969
*Carmike Cinemas, Inc.	175,875	1,408,759
*Carriage Services, Inc.	155,534	816,554
*Carrols Restaurant Group, Inc.	86,324	583,550
*Carter’s, Inc.	178,359	4,441,139
*Casual Male Retail Group, Inc.	153,437	676,657
Cato Corp. Class A	91,218	2,412,716
*Cavco Industries, Inc.	18,266	578,850
*CEC Entertainment, Inc.	86,216	2,862,371
#*Charles & Colvard, Ltd.	54,978	123,151
*Charming Shoppes, Inc.	311,669	1,087,725
#*Cheesecake Factory, Inc.	184,932	5,385,220
Cherokee, Inc.	28,494	526,569
*Children’s Place Retail Stores, Inc. (The)	87,163	3,840,402
Christopher & Banks Corp.	103,701	618,058
*Chromcraft Revington, Inc.	22,839	44,079
Churchill Downs, Inc.	47,643	1,726,106
Cinemark Holdings, Inc.	242,757	4,260,385
#*Citi Trends, Inc.	43,043	903,042
*CKX, Inc.	130,559	532,681
*Clarus Corp.	32,100	228,552
*Coast Distribution System, Inc.	46,830	177,486
*Cobra Electronics Corp.	500	1,055
#*Coinstar, Inc.	104,716	6,029,547
#*Coldwater Creek, Inc.	221,713	747,173
#*Collective Brands, Inc.	173,771	2,663,909
Collectors Universe, Inc.	60,699	1,029,455
#Columbia Sportswear Co.	80,659	4,214,433
#*Comstock Homebuilding Companies, Inc.	4,766	5,481
#*Conn’s, Inc.	66,784	293,850
#Cooper Tire & Rubber Co.	234,201	4,592,682
*Core-Mark Holding Co., Inc.	33,940	1,120,020
#*Corinthian Colleges, Inc.	206,637	1,078,645
#*Cosi, Inc.	4,600	5,198
*Cost Plus, Inc.	82,825	427,377
CPI Corp.	26,161	645,130
Cracker Barrel Old Country Store, Inc.	75,091	4,046,654
*Craftmade International, Inc.	15,198	84,197
*Crocs, Inc.	277,235	3,861,884
#*Crown Media Holdings, Inc.	54,717	159,774
CSS Industries, Inc.	28,400	475,132
*Culp, Inc.	39,620	401,747
#*Cumulus Media, Inc.	854,071	2,613,457
*Cybex International, Inc.	400	582
*Daily Journal Corp.	200	14,004
*Dana Holding Corp.	407,323	5,763,620
*Deckers Outdoor Corp.	107,700	6,257,370
*Decorator Industries, Inc.	19,872	27,026
*dELiA*s, Inc.	28,201	45,968
*Delta Apparel, Inc.	14,180	183,206

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Destination Maternity Corp.	17,613	$643,403
Dillard’s, Inc.	187,213	4,775,804
*DineEquity, Inc.	63,288	2,813,152
*Dixie Group, Inc.	114,811	416,764
*Dolan Media Co.	95,173	1,018,351
#*Domino’s Pizza, Inc.	189,484	2,811,943
*Dorman Products, Inc.	57,001	2,079,966
Dover Downs Gaming & Entertainment, Inc.	44,415	154,564
*Dover Motorsports, Inc.	58,912	99,561
#*Dress Barn, Inc. (The)	66,314	1,521,243
#*Drew Industries, Inc.	69,927	1,473,362
#*drugstore.com, Inc.	271,970	435,152
#*DSW, Inc.	53,242	1,771,361
*Duckwall-ALCO Stores, Inc.	4,953	63,745
#*Eastman Kodak Co.	650,910	3,065,786
*EDCI Holdings, Inc.	20,657	70,440
Educational Development Corp.	15,790	102,793
*Einstein Noah Restaurant Group, Inc.	49,931	552,237
*ELXSI Corp.	1,800	3,348
Emerson Radio Corp.	210,200	430,910
*Emmis Communications Corp. Class A	89,399	76,794
#*Empire Resorts, Inc.	86,919	74,750
#*Entercom Communications Corp.	93,000	776,550
*Entravision Communications Corp.	181,517	384,816
*Escalade, Inc.	41,465	186,592
#Ethan Allen Interiors, Inc.	91,334	1,385,537
*Ever-Glory International Group, Inc.	1,580	3,697
*EW Scripps Co. Class A (The)	136,179	1,190,204
*Exide Technologies	212,649	1,252,503
*Famous Dave’s of America, Inc.	26,701	254,728
*Federal Screw Works	1,562	4,952
*Federal-Mogul Corp.	137,531	2,727,240
Finish Line, Inc. Class A	185,010	2,830,653
*Fisher Communications, Inc.	22,278	407,242
*Flanigan’s Enterprises, Inc.	5,680	39,022
Flexsteel Industries, Inc.	17,927	271,056
Foot Locker, Inc.	1,778	28,324
*Footstar, Inc.	22,800	10,716
*Frederick’s of Hollywood Group, Inc.	3,755	3,229
Fred’s, Inc.	125,015	1,497,680
Frisch’s Restaurants, Inc.	22,210	490,841
#*Fuel Systems Solutions, Inc.	56,393	2,310,985
*Full House Resorts, Inc.	29,441	103,044
*Furniture Brands International, Inc.	175,356	878,534
Gaiam, Inc.	49,707	350,931
*GameTech International, Inc.	12,400	3,587
Gaming Partners International Corp.	8,834	47,704
*Gaylord Entertainment Co.	150,913	5,031,439
*Genesco, Inc.	73,367	2,403,503
*G-III Apparel Group, Ltd.	61,339	1,619,350
*Global Traffic Network, Inc.	19,386	123,489
*Golfsmith International Holdings, Inc.	2,492	7,974
*Gray Television, Inc.	152,948	298,249
*Gray Television, Inc. Class A	27,139	51,835
*Great Wolf Resorts, Inc.	227,308	536,447
#*Group 1 Automotive, Inc.	86,634	3,054,715
#*Gymboree Corp.	85,748	5,578,765
*Hallwood Group, Inc.	1,056	35,049
*Hampshire Group, Ltd.	8,000	32,000
*Harris Interactive, Inc.	1,008,708	917,924
Harte-Hanks, Inc.	197,023	2,380,038

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Hastings Entertainment, Inc.	44,803	$297,492
Haverty Furniture Cos., Inc.	51,634	551,967
Haverty Furniture Cos., Inc. Class A	2,292	24,524
*Heelys, Inc.	25,882	69,364
*Helen of Troy, Ltd.	97,995	2,513,572
#*hhgregg, Inc.	125,956	2,902,026
#*Hibbett Sporting Goods, Inc.	91,051	2,453,824
#Hillenbrand, Inc.	198,550	4,266,840
Hooker Furniture Corp.	35,588	376,165
Hot Topic, Inc.	129,127	739,898
#*Hovnanian Enterprises, Inc.	163,669	582,662
*HSN, Inc.	154,914	4,638,125
*Iconix Brand Group, Inc.	225,076	3,938,830
*Image Entertainment, Inc.	62,518	11,253
*Infosonics Corp.	41,850	36,200
*Insignia Systems, Inc.	16,051	111,875
International Speedway Corp.	85,460	1,951,906
*Interval Leisure Group, Inc.	178,729	2,564,761
#*iRobot Corp.	81,198	1,695,414
#*Isle of Capri Casinos, Inc.	51,139	411,158
*J. Alexander’s Corp.	16,782	74,512
#*Jack in the Box, Inc.	170,842	3,956,701
*Jackson Hewitt Tax Service, Inc.	63,357	62,723
*Jaclyn, Inc.	2,235	12,181
#*JAKKS Pacific, Inc.	80,915	1,525,248
*Jamba, Inc.	131,828	312,432
#*Jo-Ann Stores, Inc.	90,254	3,903,486
*Johnson Outdoors, Inc. Class A	13,810	197,207
Jones Group, Inc. (The)	244,005	3,528,312
#*Jos. A. Bank Clothiers, Inc.	88,029	3,838,064
*Journal Communications, Inc.	191,973	884,996
#*K12, Inc.	97,737	2,727,840
#KB Home	237,632	2,497,512
*Kenneth Cole Productions, Inc. Class A	32,628	438,847
*Kid Brands, Inc.	208,708	2,036,990
*Kirkland’s, Inc.	57,392	771,922
#*Knology, Inc.	118,385	1,722,502
*Kona Grill, Inc.	3,598	12,053
#Koss Corp.	22,904	126,201
#*Krispy Kreme Doughnuts, Inc.	212,371	1,189,278
KSW, Inc.	19,682	62,392
*K-Swiss, Inc. Class A	87,017	1,058,127
Lacrosse Footwear, Inc.	28,328	408,773
*Lakeland Industries, Inc.	13,418	130,691
*Lakes Entertainment, Inc.	27,650	64,701
*Lazare Kaplan International, Inc.	9,600	19,200
*La-Z-Boy, Inc.	181,740	1,412,120
*Leapfrog Enterprises, Inc.	115,136	643,610
Learning Tree International, Inc.	42,681	414,006
#*Lee Enterprises, Inc.	507,731	934,225
*Libbey, Inc.	48,750	647,888
*Liberty Media Corp. Capital Class A	6,623	381,087
*Liberty Media Corp. Capital Class B	1,897	109,267
#*Life Time Fitness, Inc.	129,793	4,689,421
*Lifetime Brands, Inc.	54,658	701,809
*LIN TV Corp. Class A	160,116	666,083
#*Lincoln Educational Services Corp.	78,137	973,587
Lithia Motors, Inc.	162,170	1,767,653
#*Live Nation Entertainment, Inc.	180,926	1,716,988
#*Liz Claiborne, Inc.	259,770	1,589,792
#*LodgeNet Interactive Corp.	62,564	159,538

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Luby’s, Inc.	261,262	$1,324,598
#*Lumber Liquidators Holdings, Inc.	56,574	1,362,302
*M/I Homes, Inc.	51,641	546,362
Mac-Gray Corp.	39,267	477,094
*Madison Square Garden, Inc.	70,073	1,456,818
*Maidenform Brands, Inc.	73,896	1,977,457
Marcus Corp.	66,119	847,646
#*Marine Products Corp.	102,780	638,264
*MarineMax, Inc.	77,803	581,966
#*Martha Stewart Living Omnimedia Class A	83,713	364,989
#Matthews International Corp. Class A	91,467	3,020,240
*MAXXAM, Inc.	253	177,100
#*McClatchy Co. (The)	159,883	441,277
*McCormick & Schmick’s Seafood Restaurants, Inc.	40,692	363,380
McRae Industries, Inc. Class A	2,500	31,988
#MDC Holdings, Inc.	136,655	3,518,866
*Meade Instruments Corp.	18,323	59,000
*Media General, Inc.	80,211	441,963
*Mediacom Communications Corp. Class A	131,492	907,295
Men’s Wearhouse, Inc. (The)	163,341	3,992,054
#*Meredith Corp.	112,600	3,822,770
*Meritage Homes Corp.	99,479	1,821,460
*Midas, Inc.	39,150	288,144
*Modine Manufacturing Co.	166,477	2,250,769
*Monarch Casino & Resort, Inc.	47,642	550,265
#Monro Muffler Brake, Inc.	62,141	2,966,611
*Morgan’s Foods, Inc.	800	2,300
#*Morgans Hotel Group Co.	67,381	543,765
*Morton’s Restaurant Group, Inc.	63,710	356,776
*Motorcar Parts of America, Inc.	23,103	233,571
*Movado Group, Inc.	55,900	628,316
*MTR Gaming Group, Inc.	59,627	115,080
*Multimedia Games, Inc.	224,234	878,997
*Nathan’s Famous, Inc.	18,305	293,429
National CineMedia, Inc.	169,483	3,138,825
#National Presto Industries, Inc.	18,845	2,109,321
*Nautilus, Inc.	231,922	343,245
*Navarre Corp.	92,541	221,173
*New Frontier Media, Inc.	3,200	5,568
*New York & Co., Inc.	154,400	481,728
#*New York Times Co. Class A (The)	383,977	2,945,104
#*Nexstar Broadcasting Group, Inc.	30,446	172,324
*Nobel Learning Communities, Inc.	16,425	110,212
*Nobility Homes, Inc.	13,683	129,715
#Nutri/System, Inc.	90,960	1,739,155
*O’Charley’s, Inc.	70,818	531,135
*Office Depot, Inc.	478,875	2,150,149
*OfficeMax, Inc.	237,518	4,204,069
*Orbitz Worldwide, Inc.	286,567	1,948,656
#*Orient-Express Hotels, Ltd.	241,811	3,061,327
*Orleans Homebuilders, Inc.	167,606	11,732
*Outdoor Channel Holdings, Inc.	55,377	292,391
#*Overstock.com, Inc.	66,300	889,083
Oxford Industries, Inc.	94,121	2,167,607
*P & F Industries, Inc. Class A	9,766	20,802
#P.F. Chang’s China Bistro, Inc.	67,636	3,105,845
#*Pacific Sunwear of California, Inc.	196,007	1,168,202
*Palm Harbor Homes, Inc.	245,805	317,088
*Papa John’s International, Inc.	86,762	2,241,062
#*Peet’s Coffee & Tea, Inc.	37,657	1,440,380
*Penske Automotive Group, Inc.	244,752	3,291,914

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Pep Boys - Manny, Moe & Jack (The)	188,286	$2,201,063
#*Perfumania Holdings, Inc.	2,175	20,119
*Perry Ellis International, Inc.	72,977	1,640,523
#PetMed Express, Inc.	65,765	1,016,069
*Phoenix Footwear Group, Inc.	125,161	45,559
#*Pier 1 Imports, Inc.	682,993	5,928,379
*Pinnacle Entertainment, Inc.	169,495	2,169,536
*Playboy Enterprises, Inc. Class A	1,239	6,325
#*Playboy Enterprises, Inc. Class B	68,621	332,812
*Point.360	4,284	5,269
#Polaris Industries, Inc.	124,600	8,857,814
#Pool Corp.	155,226	3,126,252
#*Pre-Paid Legal Services, Inc.	39,650	2,386,137
Primedia, Inc.	196,673	721,790
*Princeton Review, Inc.	143,936	228,858
*Q.E.P. Co., Inc.	10,314	125,831
#*Quantum Fuel Systems Technologies Worldwide, Inc.	121,943	55,972
*Quiksilver, Inc.	384,504	1,603,382
#*Radio One, Inc.	1,068,442	1,239,393
#*Raser Technologies, Inc.	85,097	16,066
*RC2 Corp.	97,176	2,050,414
*Reading International, Inc. Class A	23,403	111,866
*Reading International, Inc. Class B	2,710	23,387
*Red Lion Hotels Corp.	58,900	463,543
#*Red Robin Gourmet Burgers, Inc.	45,661	926,918
Regis Corp.	178,449	3,649,282
Rent-A-Center, Inc.	191,293	4,809,106
*Rentrak Corp.	31,013	842,003
*Retail Ventures, Inc.	155,438	2,112,402
RG Barry Corp.	34,335	355,024
*Rick’s Cabaret International, Inc.	27,554	209,135
*Riviera Holdings Corp.	10,000	450
*Rockford Corp.	25,270	32,851
*Rocky Brands, Inc.	100,770	924,061
#*Ruby Tuesday, Inc.	200,768	2,429,293
#*Ruth’s Hospitality Group, Inc.	99,498	453,711
#Ryland Group, Inc. (The)	105,236	1,576,435
*Saga Communications, Inc.	14,957	304,973
#*Saks, Inc.	466,654	5,198,526
*Salem Communications Corp.	141,441	454,026
#*Sally Beauty Holdings, Inc.	492,283	5,991,084
Scholastic Corp.	114,133	3,361,217
*Scientific Games Corp.	195,748	1,546,409
#*Sealy Corp.	250,352	658,426
#*Select Comfort Corp.	159,568	1,326,010
Service Corp. International	327,329	2,710,284
*Shiloh Industries, Inc.	222,539	2,243,193
*Shoe Carnival, Inc.	38,276	876,520
*Shuffle Master, Inc.	165,616	1,558,447
#*Shutterfly, Inc.	79,111	2,381,241
*Silverleaf Resorts, Inc.	13,823	14,376
*Sinclair Broadcast Group, Inc. Class A	477,195	3,812,788
#*Skechers U.S.A., Inc. Class A	85,600	1,664,064
Skyline Corp.	48,720	868,678
#*Smith & Wesson Holding Corp.	185,979	697,421
#Sonesta International Hotels Corp. Class A	2,393	40,490
#*Sonic Automotive, Inc.	117,926	1,287,752
*Sonic Corp.	165,120	1,466,266
*Spanish Broadcasting System, Inc.	466,076	344,896
#Spartan Motors, Inc.	84,706	430,306
#*Spectrum Group International, Inc.	91,217	154,157

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Speedway Motorsports, Inc.	101,800	$1,557,540
*Sport Chalet, Inc. Class A	29,619	61,904
*Sport Chalet, Inc. Class B	4,108	9,695
*Sport-Haley, Inc.	2,900	2,247
*Sports Club Co., Inc. (The)	19,000	7,695
Stage Stores, Inc.	136,983	1,825,983
Standard Motor Products, Inc.	154,240	1,639,571
*Standard Pacific Corp.	310,186	1,125,975
*Stanley Furniture, Inc.	25,603	98,828
*Star Buffet, Inc.	2,700	3,388
#*Stein Mart, Inc.	126,910	1,191,685
*Steiner Leisure, Ltd.	43,725	1,695,218
*Steinway Musical Instruments, Inc.	33,632	572,080
#*Steven Madden, Ltd.	84,600	3,578,580
#Stewart Enterprises, Inc.	249,965	1,389,805
*Stoneridge, Inc.	97,956	1,077,516
*Strattec Security Corp.	11,317	346,413
#Sturm Ruger & Co., Inc.	60,400	945,864
Superior Industries International, Inc.	96,004	1,723,272
*Syms Corp.	34,522	251,665
#Systemax, Inc.	103,968	1,346,386
#*Talbots, Inc.	54,869	536,619
*Tandy Brands Accessories, Inc.	14,700	48,216
Tandy Leather Factory, Inc.	2,224	10,008
#*Tenneco, Inc.	167,225	5,454,880
#*Texas Roadhouse, Inc.	220,434	3,385,866
Thor Industries, Inc.	154,373	4,861,206
*Timberland Co. Class A	149,530	3,137,139
*Town Sports International Holdings, Inc.	78,479	235,437
Tractor Supply Co.	127,532	5,050,267
*Trans World Entertainment Corp.	481,632	876,570
*True Religion Apparel, Inc.	73,707	1,507,308
*TRW Automotive Holdings Corp.	113,151	5,169,869
*Tuesday Morning Corp.	169,405	811,450
*Ulta Salon Cosmetics & Fragrance, Inc.	169,958	5,216,011
#*Under Armour, Inc. Class A	94,520	4,412,194
#*Unifi, Inc.	440,534	2,083,726
*Universal Electronics, Inc.	42,953	904,590
Universal Technical Institute, Inc.	73,499	1,422,206
*US Auto Parts Network, Inc.	90,573	723,678
#*Vail Resorts, Inc.	108,409	4,397,069
*Valassis Communications, Inc.	138,672	4,576,176
#Value Line, Inc.	27,212	466,142
*Valuevision Media, Inc. Class A	273,801	648,908
*VCG Holding Corp.	30,155	55,184
#*Volcom, Inc.	65,832	1,130,335
*WABCO Holdings, Inc.	140,934	6,542,156
#*Walking Co. Holdings, Inc. (The)	3,061	4,056
*Warner Music Group Corp.	411,543	2,140,024
*Waxman Industries, Inc.	600	1,680
*Wells-Gardner Electronics Corp.	33,126	63,271
*West Marine, Inc.	149,009	1,461,778
#*Westwood One, Inc.	3,210	26,900
*Wet Seal, Inc. (The)	284,854	996,989
Weyco Group, Inc.	53,727	1,340,489
Williams Controls, Inc.	10,571	100,424
#Winmark Corp.	24,278	799,232
#*Winnebago Industries, Inc.	39,255	392,550
*WisdomTree Investments, Inc.	4,500	14,850
#Wolverine World Wide, Inc.	146,900	4,277,728
#World Wrestling Entertainment, Inc.	75,700	1,047,688

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Xanadoo Co.	170	$74,375
*Zale Corp.	7,500	19,200
#*Zumiez, Inc.	107,428	2,816,762

Total Consumer Discretionary		575,490,889

Consumer Staples — (2.8%)
Alico, Inc.	21,130	540,928
#*Alliance One International, Inc.	320,716	1,417,565
#Andersons, Inc. (The)	60,687	2,389,247
Arden Group, Inc. Class A	3,725	328,024
B&G Foods, Inc.	157,068	1,924,083
#*Boston Beer Co., Inc. Class A	30,891	2,211,487
Bridgford Foods Corp.	16,017	196,849
*Cagle’s, Inc. Class A	13,112	76,050
#Calavo Growers, Inc.	45,978	1,008,298
#Cal-Maine Foods, Inc.	64,365	1,864,654
#Casey’s General Stores, Inc.	137,677	5,708,088
CCA Industries, Inc.	16,864	75,045
*Central Garden & Pet Co.	70,866	733,463
*Central Garden & Pet Co. Class A	174,462	1,823,128
#*Chiquita Brands International, Inc.	143,702	1,906,926
Coca-Cola Bottling Co.	32,986	1,758,814
Coffee Holding Co., Inc.	12,300	48,339
*Craft Brewers Alliance, Inc.	51,735	337,312
*Darling International, Inc.	247,414	2,476,614
#Diamond Foods, Inc.	69,759	3,083,348
#*Dole Food Co., Inc.	59,735	550,757
*Elizabeth Arden, Inc.	90,682	1,854,447
Farmer Brothers Co.	35,365	580,340
*Fresh Del Monte Produce, Inc.	195,879	4,334,802
*Glacier Water Services, Inc.	3,500	100,468
Golden Enterprises, Inc.	34,256	114,415
#*Great Atlantic & Pacific Tea Co.	134,168	461,538
Griffin Land & Nurseries, Inc. Class A	22,063	542,750
#*Hain Celestial Group, Inc.	136,891	3,385,314
*Harbinger Group, Inc.	30,550	157,638
*Heckmann Corp.	110,057	450,133
#*HQ Sustainable Maritime Industries, Inc.	29,341	97,119
*IGI Labratories, Inc.	934	1,410
#Imperial Sugar Co.	32,081	407,429
Ingles Markets, Inc.	39,236	720,373
#Inter Parfums, Inc.	93,712	1,639,023
#J & J Snack Foods Corp.	58,846	2,522,728
*John B. Sanfilippo & Son, Inc.	65,007	872,394
*Katy Industries, Inc.	11,399	10,658
#Lancaster Colony Corp.	86,132	4,296,264
Lance, Inc.	103,632	2,356,592
#*Lifeway Foods, Inc.	53,714	532,843
*Mannatech, Inc.	58,760	109,881
#*Medifast, Inc.	46,243	1,104,283
MGP Ingredients, Inc.	44,628	402,545
Nash-Finch Co.	39,017	1,634,812
National Beverage Corp.	128,419	1,836,392
*Natural Alternatives International, Inc.	21,106	144,787
#*Nature’s Sunshine Products, Inc.	35,884	314,703
#Nu Skin Enterprises, Inc. Class A	180,500	5,523,300
*Nutraceutical International Corp.	30,950	502,938
Oil-Dri Corp. of America	22,055	484,989
*Omega Protein Corp.	58,449	330,237
*Orchids Paper Products Co.	22,317	290,121
*Overhill Farms, Inc.	43,652	226,990

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Pantry, Inc.	72,738	$1,414,754
*Parlux Fragrances, Inc.	60,346	156,900
*PC Group, Inc.	33,567	4,028
*Physicians Formula Holdings, Inc.	31,701	113,490
#*Pilgrim’s Pride Corp.	118,500	722,850
*Pizza Inn, Inc.	8,932	17,596
*Prestige Brands Holdings, Inc.	162,939	1,751,594
PriceSmart, Inc.	90,943	2,667,358
*Reddy Ice Holdings, Inc.	56,025	195,527
Reliv’ International, Inc.	29,422	57,667
*Revlon, Inc.	116,250	1,327,575
Rocky Mountain Chocolate Factory, Inc.	8,084	77,606
#Ruddick Corp.	127,092	4,435,511
Sanderson Farms, Inc.	65,934	2,767,909
*Scheid Vineyards, Inc.	440	4,235
Schiff Nutrition International, Inc.	42,663	344,717
*Seneca Foods Corp.	29,341	677,777
*Seneca Foods Corp. Class B	2,800	64,568
*Smart Balance, Inc.	209,742	746,682
Spartan Stores, Inc.	69,366	1,037,022
*Spectrum Brands Holdings, Inc.	11,710	331,978
#*Star Scientific, Inc.	298,495	596,990
Stephan Co. (The)	3,400	9,299
*Susser Holdings Corp.	53,923	737,127
Tasty Baking Co.	123,937	783,282
*Tofutti Brands, Inc.	19,440	45,684
#Tootsie Roll Industries, Inc.	107,958	2,833,898
#*TreeHouse Foods, Inc.	108,241	5,054,855
*United Natural Foods, Inc.	138,510	4,953,118
#United-Guardian, Inc.	8,857	118,684
#Universal Corp.	69,300	2,871,792
#*USANA Health Sciences, Inc.	51,660	2,268,907
#Vector Group, Ltd.	201,991	3,777,232
Village Super Market, Inc.	32,388	945,730
#WD-40 Co.	49,269	1,817,533
Weis Markets, Inc.	77,934	3,036,309
*Winn-Dixie Stores, Inc.	148,696	996,263

Total Consumer Staples		118,567,722

Energy — (4.5%)
*Abraxas Petroleum Corp.	118,900	366,212
Adams Resources & Energy, Inc.	16,018	313,953
*Allis-Chalmers Energy, Inc.	317,387	1,631,369
#Alon USA Energy, Inc.	146,798	832,345
#*American Oil & Gas, Inc.	144,105	1,245,067
*Approach Resources, Inc.	65,699	1,015,050
#*ATP Oil & Gas Corp.	153,347	2,202,063
*Barnwell Industries, Inc.	22,706	67,210
*Basic Energy Services, Inc.	130,843	1,447,124
#Berry Petroleum Corp. Class A	148,648	5,085,248
*Bill Barrett Corp.	128,574	4,853,668
#*BioFuel Energy Corp.	57,177	129,220
*Bolt Technology Corp.	25,700	285,527
#*BPZ Resources, Inc.	292,805	1,089,235
#*Brigham Exploration Co.	151,207	3,188,956
*Bristow Group, Inc.	114,841	4,453,534
*Bronco Drilling Co., Inc.	97,980	413,476
*Cal Dive International, Inc.	249,831	1,264,145
*Callon Petroleum Co.	86,269	425,306
#CARBO Ceramics, Inc.	66,655	5,583,689
#*Carrizo Oil & Gas, Inc.	111,361	2,630,347

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Cheniere Energy, Inc.	148,913	$488,435
*Clayton Williams Energy, Inc.	38,403	2,293,427
#*Clean Energy Fuels Corp.	2,275	33,033
*Complete Production Services, Inc.	233,321	5,466,711
*Contango Oil & Gas Co.	50,015	2,630,289
*CREDO Petroleum Corp.	21,905	175,240
#*Crimson Exploration, Inc.	3,846	11,423
*Crosstex Energy, Inc.	206,582	1,675,380
*CVR Energy, Inc.	269,812	2,568,610
*Dawson Geophysical Co.	25,116	623,881
Delek US Holdings, Inc.	123,122	904,947
#*Delta Petroleum Corp.	589,067	431,197
DHT Holdings, Inc.	151,748	652,516
*Double Eagle Petroleum Co.	26,658	113,563
*Energy Partners, Ltd.	123,679	1,381,494
*ENGlobal Corp.	80,690	233,194
*Evolution Petroleum Corp.	65,165	387,080
#*Exterran Holdings, Inc.	202,303	5,091,967
*FieldPoint Petroleum Corp.	15,579	45,023
Frontier Oil Corp.	338,166	4,480,700
#*FX Energy, Inc.	125,425	602,040
#General Maritime Corp.	157,234	603,779
#*Geokinetics, Inc.	23,526	160,447
*GeoMet, Inc.	151,509	111,511
*GeoResources, Inc.	57,209	983,995
*Global Industries, Ltd.	304,603	1,763,651
#*GMX Resources, Inc.	71,765	321,507
#*Goodrich Petroleum Corp.	89,800	1,224,872
*Gran Tierra Energy, Inc.	128,198	956,357
#*Green Plains Renewable Energy, Inc.	84,424	938,795
*GreenHunter Energy, Inc.	2,086	1,794
Gulf Island Fabrication, Inc.	42,500	970,700
*Gulfmark Offshore, Inc.	75,798	2,244,379
*Gulfport Energy Corp.	142,639	2,376,366
#*Harvest Natural Resources, Inc.	107,300	1,339,104
*Helix Energy Solutions Group, Inc.	303,245	3,848,179
*Hercules Offshore, Inc.	275,119	649,281
*HKN, Inc.	57,493	211,574
Holly Corp.	154,285	5,049,748
#*Hornbeck Offshore Services, Inc.	76,794	1,707,899
#Houston American Energy Corp.	79,800	1,121,190
#*International Coal Group, Inc.	652,010	3,664,296
#*ION Geophysical Corp.	366,898	1,794,131
#*James River Coal Co.	88,945	1,539,638
*Key Energy Services, Inc.	370,947	3,653,828
#*Kodiak Oil & Gas Corp.	319,866	1,317,848
#*L&L Energy, Inc.	84,513	690,471
*Lucas Energy, Inc.	29,200	59,276
#Lufkin Industries, Inc.	95,925	4,685,936
*Magnum Hunter Resources Corp.	69,352	331,503
#*Mariner Energy, Inc.	254,423	6,340,221
*Matrix Service Co.	84,031	763,001
*McMoran Exploration Co.	5,276	88,848
*Mexco Energy Corp.	2,060	12,319
*Mitcham Industries, Inc.	27,919	242,895
*National Coal Corp.	15,480	15,265
*Natural Gas Services Group, Inc.	37,554	591,476
*Newpark Resources, Inc.	277,300	1,630,524
#*Northern Oil & Gas, Inc.	105,050	2,067,384
#Overseas Shipholding Group, Inc.	88,239	2,949,830
*OYO Geospace Corp.	18,431	1,117,103

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Panhandle Oil & Gas, Inc.	23,758	$586,823
*Parker Drilling Co.	326,307	1,380,279
#*Patriot Coal Corp.	236,194	3,186,257
Penn Virginia Corp.	116,066	1,720,098
*Petroleum Development Corp.	61,408	1,916,544
#*PetroQuest Energy, Inc.	195,902	1,093,133
*PHI, Inc. Non-Voting	33,400	583,498
*PHI, Inc. Voting	4,339	72,071
*Pioneer Drilling Co.	168,290	1,036,666
*PostRock Energy Corp.	500	2,035
*Pyramid Oil Co.	12,515	54,440
#*Rentech, Inc.	136,833	162,831
*REX American Resources Corp.	22,800	378,252
#*Rex Energy Corp.	136,516	1,681,877
*Rosetta Resources, Inc.	168,833	4,036,797
#*Royale Energy, Inc.	10,018	20,236
#RPC, Inc.	277,500	6,107,775
#*SandRidge Energy, Inc.	238,753	1,305,979
*SEACOR Holdings, Inc.	37,639	3,566,295
#*Seahawk Drilling, Inc.	1,322	13,326
Southern Union Co.	1	18
#*Stone Energy Corp.	116,294	1,817,675
*Superior Energy Services, Inc.	152,639	4,215,889
*Swift Energy Corp.	109,895	3,500,156
#*Syntroleum Corp.	140,860	252,139
*T-3 Energy Services, Inc.	38,651	1,293,649
*Tetra Technologies, Inc.	207,140	2,021,686
*TGC Industries, Inc.	46,357	171,521
#*Toreador Resources Corp.	59,871	823,825
#*Trico Marine Services, Inc.	102,266	15,340
#*Tri-Valley Corp.	60,749	44,286
*Union Drilling, Inc.	107,224	490,014
#*Uranium Energy Corp.	144,902	560,771
*USEC, Inc.	405,363	2,176,799
*VAALCO Energy, Inc.	180,572	1,061,763
#*Venoco, Inc.	156,936	2,429,369
#*Verenium Corp.	11,136	42,651
#*Voyager Oil & Gas, Inc.	13,243	46,350
#W&T Offshore, Inc.	210,472	2,289,935
*Warren Resources, Inc.	226,137	945,253
*Western Refining, Inc.	252,096	1,676,438
*Westmoreland Coal Co.	26,571	282,184
*Willbros Group, Inc.	71,026	629,290
World Fuel Services Corp.	178,537	5,040,100

Total Energy		189,686,128

Financials — (10.7%)
*1st Constitution Bancorp	1,569	12,238
1st Source Corp.	72,700	1,284,609
*1st United Bancorp, Inc.	25,479	153,384
21st Century Holding Co.	29,065	103,471
Abington Bancorp, Inc.	61,293	658,287
Access National Corp.	17,671	110,886
Advance America Cash Advance Centers, Inc.	155,451	775,700
*Advanta Corp. Class A	68,012	490
*Affirmative Insurance Holdings, Inc.	82,687	305,942
#Alliance Bancorp, Inc. of Pennsylvania	2,151	16,003
Alliance Financial Corp.	12,859	391,814
*Altisource Portfolio Solutions SA	45,697	1,195,434
*Amcore Financial, Inc.	161,406	484
Ameriana Bancorp	2,912	12,958

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*American Capital, Ltd.	882,842	$6,162,237
American Equity Investment Life Holding Co.	209,857	2,276,948
*American Independence Corp.	8,100	39,204
#American National Bankshares, Inc.	22,968	523,211
American Physicians Services Group, Inc.	100	3,240
*American River Bankshares	6,126	35,470
*American Safety Insurance Holdings, Ltd.	32,720	607,610
*American Spectrum Realty, Inc.	3,852	52,464
#*AmericanWest Bancorporation	177,856	5,887
*Ameris Bancorp	75,969	704,233
*AMERISAFE, Inc.	59,560	1,137,000
*AmeriServe Financial, Inc.	296,358	474,173
AmTrust Financial Services, Inc.	195,569	2,927,668
#*Anchor Bancorp Wisconsin, Inc.	2,800	1,876
#*Ante5, Inc.	8,404	6,723
#Argo Group International Holdings, Ltd.	101,416	3,518,121
#Arrow Financial Corp.	36,174	882,284
ASB Financial Corp.	900	10,350
*Asset Acceptance Capital Corp.	104,727	605,322
Asta Funding, Inc.	45,078	370,992
#Astoria Financial Corp.	313,182	3,889,720
*Atlantic American Corp.	21,640	37,437
#*Atlantic Southern Financial Group, Inc.	2,100	2,058
Auburn National Bancorporation, Inc.	2,544	52,305
*Avatar Holdings, Inc.	35,531	648,085
*B of I Holding, Inc.	29,461	378,868
Baldwin & Lyons, Inc.	1,200	27,420
Baldwin & Lyons, Inc. Class B	29,641	741,025
BancFirst Corp.	45,491	1,869,680
Bancinsurance Corp.	5,600	46,483
Bancorp Rhode Island, Inc.	11,144	324,179
*Bancorp, Inc.	81,272	608,727
#*BancTrust Financial Group, Inc.	34,539	100,854
Bank Mutual Corp.	124,376	599,492
Bank of Commerce Holdings	4,400	16,940
*Bank of Florida Corp.	75,785	2,652
*Bank of Granite Corp.	2,923	2,397
Bank of Kentucky Financial Corp.	1,444	25,631
#Bank of the Ozarks, Inc.	54,309	2,064,285
#*BankAtlantic Bancorp, Inc.	368,179	333,202
BankFinancial Corp.	67,247	615,310
Banner Corp.	116,428	193,270
#Bar Harbor Bankshares	10,610	288,486
BCB Bancorp, Inc.	13,342	116,476
*BCSB Bancorp, Inc.	1,438	14,466
Beacon Federal Bancorp, Inc.	2,400	27,168
*Beneficial Mutual Bancorp, Inc.	247,810	1,818,925
*Berkshire Bancorp, Inc.	10,144	47,575
Berkshire Hills Bancorp, Inc.	36,678	709,353
#*BFC Financial Corp.	125,709	38,970
#BGC Partners, Inc. Class A	207,970	1,443,312
*BNCCORP, Inc.	3,900	7,410
Boston Private Financial Holdings, Inc.	242,011	1,381,883
Bridge Bancorp, Inc.	5,920	137,818
*Bridge Capital Holdings	1,319	11,858
Brookline Bancorp, Inc.	194,875	1,898,082
#Brooklyn Federal Bancorp, Inc.	8,395	14,691
Bryn Mawr Bank Corp.	42,285	706,582
C&F Financial Corp.	739	13,856
*Cadence Financial Corp.	34,705	86,415
Calamos Asset Management, Inc.	57,862	693,765

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
California First National Bancorp	13,512	$178,088
#*Camco Financial Corp.	9,661	19,708
#Camden National Corp.	32,569	1,115,163
*Cape Bancorp, Inc.	5,145	44,710
Capital Bank Corp.	2,560	4,173
#Capital City Bank Group, Inc.	50,041	597,990
Capital Properties, Inc.	1,300	12,044
•Capital Properties, Inc. Class B	1,300	—
Capital Southwest Corp.	4,549	439,570
CapitalSource, Inc.	871,013	5,321,889
#*Capitol Bancorp, Ltd.	47,377	54,010
Cardinal Financial Corp.	91,688	915,963
*Cardtronics, Inc.	134,787	2,284,640
Carver Bancorp, Inc.	600	1,380
#*Cascade Financial Corp.	16,389	7,539
#Cash America International, Inc.	94,551	3,331,032
#Cathay General Bancorp	251,242	3,416,891
#Center Bancorp, Inc.	37,681	285,999
*Center Financial Corp.	125,736	656,342
CenterState Banks of Florida, Inc.	64,599	478,033
Central Bancorp, Inc.	2,978	40,873
#*Central Pacific Financial Corp.	83,200	126,464
Central Virginia Bankshares, Inc.	317	301
*Centrue Financial Corp.	2,305	3,181
Century Bancorp, Inc. Class A	4,078	96,873
CFS Bancorp, Inc.	185,907	966,716
Charter Financial Corp.	23,869	198,113
Chemical Financial Corp.	82,917	1,681,557
*Chicopee Bancorp, Inc.	8,502	100,749
*Citizens Community Bancorp, Inc.	1,370	5,857
*Citizens First Bancorp, Inc.	154,931	10,845
*Citizens First Corp.	400	2,920
#Citizens Holding Co.	2,166	40,439
*Citizens Republic Bancorp, Inc.	199,449	137,620
Citizens South Banking Corp.	735	3,418
#*Citizens, Inc.	149,956	1,037,696
#City Holding Co.	50,373	1,596,824
#CKX Lands, Inc.	3,925	42,586
#Clifton Savings Bancorp, Inc.	48,874	410,053
*CNA Surety Corp.	132,808	2,556,554
CNB Financial Corp.	16,824	233,685
#*CNO Financial Group, Inc.	817,091	4,444,975
CoBiz Financial, Inc.	113,765	550,623
Codorus Valley Bancorp, Inc.	767	7,187
#Cohen & Steers, Inc.	94,162	2,360,641
*Colonial Financial Services, Inc.	190	1,900
#*Colony Bankcorp, Inc.	10,672	41,407
Columbia Banking System, Inc.	123,337	2,245,967
Comm Bancorp, Inc.	1,132	44,442
Commercial National Financial Corp.	3,800	61,066
*Commonwealth Bankshares, Inc.	4,198	9,026
#Community Bank System, Inc.	109,439	2,557,589
*Community Capital Corp.	8,552	28,307
*Community Central Bank Corp.	1,764	1,060
#Community Trust Bancorp, Inc.	47,805	1,305,555
*Community West Bancshares	6,650	22,610
*CompuCredit Holdings Corp.	192,954	1,086,331
Consolidated-Tokoma Land Co.	13,849	363,813
#*Corus Bankshares, Inc.	291,990	10,804
*Cowen Group, Inc.	57,875	202,562
*Cowlitz Bancorporation	187	56

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Crawford & Co. Class A	51,122	$107,867
*Crawford & Co. Class B	35,518	90,926
#*Credit Acceptance Corp.	62,682	3,686,328
*Crescent Financial Corp.	100	217
#CVB Financial Corp.	308,291	2,346,095
Danvers Bancorp, Inc.	67,419	1,013,308
#*Dearborn Bancorp, Inc.	69,961	126,629
Delphi Financial Group, Inc. Class A	154,937	4,194,145
#Diamond Hill Investment Group, Inc.	753	57,665
Dime Community Bancshares, Inc.	109,689	1,600,363
#*Dollar Financial Corp.	70,571	1,765,686
Donegal Group, Inc. Class A	53,704	743,800
Donegal Group, Inc. Class B	5,380	96,840
*Doral Financial Corp.	86,591	129,886
Duff & Phelps Corp.	64,572	900,134
East West Bancorp, Inc.	3,128	55,147
Eastern Insurance Holdings, Inc.	25,164	280,075
Eastern Virginia Bankshares, Inc.	500	1,815
ECB Bancorp, Inc.	1,296	17,690
#*eHealth, Inc.	67,493	911,830
EMC Insurance Group, Inc.	39,961	844,776
Employers Holdings, Inc.	131,202	2,124,160
*Encore Bancshares, Inc.	13,079	100,839
*Encore Capital Group, Inc.	76,149	1,547,348
*Enstar Group, Ltd.	32,699	2,622,133
Enterprise Bancorp, Inc.	8,477	97,401
Enterprise Financial Services Corp.	30,320	299,258
Epoch Holding Corp.	14,955	199,350
ESB Financial Corp.	45,923	660,832
ESSA Bancorp, Inc.	41,045	519,219
Evans Bancorp, Inc.	3,011	42,154
#Evercore Partners, Inc. Class A	53,761	1,632,184
*EzCorp, Inc.	147,959	3,178,159
#F.N.B. Corp.	366,506	3,115,301
Farmers Capital Bank Corp.	8,404	37,818
#FBL Financial Group, Inc. Class A	93,954	2,457,837
Federal Agricultural Mortgage Corp.	59,597	701,457
Federal Agricultural Mortgage Corp. Class A	2,089	22,405
Fidelity Bancorp, Inc.	1,096	6,329
*Fidelity Southern Corp.	13,117	90,116
Financial Institutions, Inc.	34,100	615,505
*First Acceptance Corp.	13,967	25,979
First Advantage Bancorp	1,701	18,711
#*First Bancorp (318672102)	184,998	56,424
First Bancorp (318910106)	48,766	652,977
First Bancorp, Inc.	29,558	410,265
*First Bancshares, Inc.	1,345	9,341
First Bancshares, Inc. (The)	600	5,334
*First Bank of Delaware	6,667	11,334
First Busey Corp.	172,573	800,739
First Business Financial Services, Inc.	1,200	12,300
*First California Financial Group, Inc.	6,799	16,726
#*First Cash Financial Services, Inc.	96,867	2,815,924
First Citizens BancShares, Inc.	4,958	926,055
#First Commonwealth Financial Corp.	269,629	1,569,241
First Community Bancshares, Inc.	52,720	709,611
First Defiance Financial Corp.	40,311	449,065
#*First Federal Bancshares of Arkansas, Inc.	10,039	18,873
*First Federal of Northern Michigan Bancorp, Inc.	34,974	90,583
#First Financial Bancorp	187,809	3,162,704
#First Financial Bankshares, Inc.	65,938	3,116,230

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Financial Corp.	38,046	$1,112,085
First Financial Holdings, Inc.	47,947	501,046
First Financial Northwest, Inc.	42,878	163,794
*First Financial Service Corp.	5,202	25,282
*First Franklin Corp.	700	9,933
*First Investors Financial Services Group, Inc.	5,300	29,282
First M&F Corp.	8,749	34,996
*First Marblehead Corp. (The)	146,096	325,794
*First Mariner Bancorp, Inc.	22,501	16,178
First Merchants Corp.	81,146	675,135
First Mercury Financial Corp.	52,107	849,344
First Midwest Bancorp, Inc.	229,580	2,458,802
#First Pactrust Bancorp, Inc.	4,525	52,038
*First Place Financial Corp.	161,201	533,575
*First Regional Bancorp	2,300	23
First Security Group, Inc.	13,734	22,661
#First South Bancorp, Inc.	21,886	219,735
*First State Bancorporation	161,535	18,577
#First United Corp.	8,919	37,371
Firstbank Corp.	9,682	46,958
*FirstCity Financial Corp.	35,658	301,310
#*Flagstar Bancorp, Inc.	111,302	144,693
Flagstone Reinsurance Holdings SA	243,583	2,655,055
Flushing Financial Corp.	95,706	1,258,534
#*FNB United Corp.	30,609	15,304
#*Forest City Enterprises, Inc. Class A	71,604	1,044,702
*Forest City Enterprises, Inc. Class B	200	2,888
*Forestar Group, Inc.	109,626	1,874,605
*Fox Chase Bancorp, Inc.	17,900	174,525
*FPIC Insurance Group, Inc.	36,519	1,293,503
*Franklin Credit Holding Corp.	3,100	620
#*Frontier Financial Corp.	1,020	124
Fulton Financial Corp.	362,014	3,381,211
*GAINSCO, Inc.	220	2,552
#GAMCO Investors, Inc.	20,800	891,072
German American Bancorp, Inc.	25,061	423,531
GFI Group, Inc.	361,624	1,732,179
Glacier Bancorp, Inc.	230,121	2,991,573
#*Gleacher & Co., Inc.	271,146	610,078
*Global Indemnity P.L.C.	47,316	798,694
Gouverneur Bancorp, Inc.	1,695	13,814
#Great Southern Bancorp, Inc.	37,539	844,252
#*Greene Bancshares, Inc.	69,017	266,406
*Greenlight Capital Re, Ltd.	88,887	2,538,613
GS Financial Corp.	1,313	13,314
*Guaranty Bancorp	197,206	323,418
*Guaranty Federal Bancshares, Inc.	2,800	13,692
*Hallmark Financial Services, Inc.	61,905	553,431
Hampden Bancorp, Inc.	2,617	26,667
#*Hampton Roads Bankshares, Inc.	27,277	22,913
#Hancock Holding Co.	99,535	3,127,390
*Hanmi Financial Corp.	138,143	161,627
Harleysville Group, Inc.	86,535	2,970,747
Harleysville Savings Financial Corp.	1,415	21,055
*Harrington West Financial Group, Inc.	19,645	216
*Harris & Harris Group, Inc.	91,205	380,325
Hawthorn Bancshares, Inc.	648	6,435
#Heartland Financial USA, Inc.	47,102	727,726
*Heritage Commerce Corp.	32,376	121,734
*Heritage Financial Corp.	26,400	356,664
#Heritage Financial Group	1,950	16,088

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
HF Financial Corp.	8,193	$84,716
*HFF, Inc.	54,410	534,850
*Hilltop Holdings, Inc.	173,458	1,732,845
Hingham Institution for Savings	4,075	163,000
*HMN Financial, Inc.	32,610	98,482
*Home Bancorp, Inc.	524	7,037
Home Bancshares, Inc.	82,110	1,689,003
Home Federal Bancorp, Inc.	47,880	576,475
*Homeowners Choice, Inc.	4,876	34,083
HopFed Bancorp, Inc.	7,243	65,332
Horace Mann Educators Corp.	141,007	2,635,421
Horizon Bancorp	1,800	45,450
#*Horizon Financial Corp.	41,963	252
Hudson Valley Holding Corp.	6,213	121,464
IBERIABANK Corp.	85,299	4,439,813
*Imperial Capital Bancorp, Inc.	80,645	641
Independence Holding Co.	71,080	601,337
#Independent Bank Corp. (453836108)	66,957	1,572,820
Independent Bank Corp. (453838609)	16,756	29,155
Indiana Community Bancorp	5,597	77,714
Infinity Property & Casualty Corp.	50,946	2,636,456
#*Integra Bank Corp.	225,675	159,891
#*Interactive Brokers Group, Inc.	134,989	2,526,994
*Intergroup Corp. (The)	1,960	45,570
#*International Assets Holding Corp.	54,864	1,209,751
International Bancshares Corp.	183,588	3,144,862
#*Intervest Bancshares Corp.	2,867	6,594
*Investment Technology Group, Inc.	133,925	1,907,092
*Investors Bancorp, Inc.	464,275	5,571,300
*Investors Capital Holdings, Ltd.	341	1,415
Investors Title Co.	5,399	174,874
*Jacksonville Bancorp, Inc.	1,266	9,805
JMP Group, Inc.	50,141	333,438
#KBW, Inc.	113,399	2,868,995
Kearny Financial Corp.	150,885	1,317,226
#*Kennedy-Wilson Holdings, Inc.	31,946	340,864
Kentucky First Federal Bancorp	11,674	110,319
#K-Fed Bancorp	24,890	187,422
#*Knight Capital Group, Inc.	302,674	3,943,842
*LaBranche & Co., Inc.	116,361	378,173
Lake Shore Bancorp, Inc.	127	1,080
Lakeland Bancorp, Inc.	70,022	649,104
Lakeland Financial Corp.	49,756	944,866
Landmark Bancorp, Inc.	3,661	56,562
Legacy Bancorp, Inc.	17,644	135,153
#Life Partners Holdings, Inc.	43,265	802,998
LNB Bancorp, Inc.	30,736	148,148
*Louisiana Bancorp, Inc.	1,200	17,364
LSB Corp.	7,262	152,502
#*Macatawa Bank Corp.	22,693	42,663
*Magyar Bancorp, Inc.	1,800	6,336
Maiden Holdings, Ltd.	44,591	341,121
MainSource Financial Group, Inc.	58,360	482,637
#Malvern Federal Bancorp, Inc.	2,292	15,150
*Market Leader, Inc.	17,987	35,075
MarketAxess Holdings, Inc.	102,205	1,857,065
*Marlin Business Services Corp.	34,306	417,504
*Maui Land & Pineapple Co., Inc.	19,828	87,243
*Maxco, Inc.	3,000	3,450
Mayflower Bancorp, Inc.	2,666	25,860
*Mays (J.W.), Inc.	200	2,590

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
MB Financial, Inc.	143,017	$2,129,523
#*MBIA, Inc.	553,569	6,205,508
#*MBT Financial Corp.	12,007	23,174
MCG Capital Corp.	226,021	1,430,713
Meadowbrook Insurance Group, Inc.	193,699	1,671,622
Medallion Financial Corp.	62,000	497,860
#*Mercantile Bancorp, Inc.	1,227	2,196
Mercantile Bank Corp.	3,544	14,778
Mercer Insurance Group, Inc.	45,876	841,825
Merchants Bancshares, Inc.	29,146	752,258
*Meridian Interstate Bancorp, Inc.	30,879	327,626
Meta Financial Group, Inc.	11,059	141,334
*Metro Bancorp, Inc.	39,166	395,968
*MetroCorp Bancshares, Inc.	17,750	57,510
*MF Global Holdings, Ltd.	465,652	3,646,055
#*MGIC Investment Corp.	482,528	4,255,897
MicroFinancial, Inc.	23,300	94,132
*Mid Penn Bancorp, Inc.	2,015	14,105
MidSouth Bancorp, Inc.	9,031	124,086
#*Midwest Banc Holdings, Inc.	161,779	324
MidWestOne Financial Group, Inc.	281	4,134
#Monroe Bancorp	2,548	29,047
Montpelier Re Holdings, Ltd.	210,059	3,848,281
MSB Financial Corp.	500	3,405
MutualFirst Financial, Inc.	9,015	72,931
*Nara Bancorp, Inc.	94,579	741,499
*National Financial Partners Corp.	119,525	1,649,445
National Interstate Corp.	49,430	1,061,262
National Penn Bancshares, Inc.	378,296	2,455,141
National Western Life Insurance Co. Class A	3,437	549,954
Naugatuck Valley Financial Corp.	1,600	7,968
*Navigators Group, Inc. (The)	47,299	2,174,335
NBT Bancorp, Inc.	100,649	2,219,310
Nelnet, Inc. Class A	121,024	2,719,409
#*Neostem, Inc.	55,528	104,393
*New Century Bancorp, Inc.	2,400	9,528
New England Bancshares, Inc.	2,258	16,348
New Hampshire Thrift Bancshares, Inc.	8,126	95,318
New Westfield Financial, Inc.	85,050	718,672
NewAlliance Bancshares, Inc.	296,724	3,824,772
*NewBridge Bancorp	10,969	43,328
*Newport Bancorp, Inc.	3,657	43,738
*NewStar Financial, Inc.	110,759	842,876
North Central Bancshares, Inc.	1,700	23,078
*North Valley Bancorp	500	835
Northeast Bancorp	1,677	21,910
Northeast Community Bancorp, Inc.	12,179	72,830
#Northfield Bancorp, Inc.	103,395	1,173,533
Northrim Bancorp, Inc.	11,324	193,074
Northway Financial, Inc.	5,228	32,675
Northwest Bancshares, Inc.	354,455	4,019,520
Norwood Financial Corp.	1,547	43,316
NYMAGIC, Inc.	11,100	284,937
Ocean Shore Holding Co.	3,193	35,123
OceanFirst Financial Corp.	57,951	691,935
#*Ocwen Financial Corp.	290,539	2,507,352
Ohio Valley Banc Corp.	5,777	115,424
Old National Bancorp	252,829	2,391,762
*Old Republic International Corp.	30,244	399,221
#Old Second Bancorp, Inc.	48,526	95,596
OneBeacon Insurance Group, Ltd.	75,190	1,058,675

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Oppenheimer Holdings, Inc. Class A	5,711	$145,345
#*optionsXpress Holdings, Inc.	168,200	2,686,154
Oriental Financial Group, Inc.	118,901	1,573,060
Oritani Financial Corp.	178,055	1,889,164
Osage Bancshares, Inc.	2,300	17,882
#*PAB Bankshares, Inc.	513	333
#*Pacific Capital Bancorp	129,405	82,819
Pacific Continental Corp.	52,126	433,167
#*Pacific Mercantile Bancorp	2,926	9,246
*Pacific Premier Bancorp, Inc.	7,728	40,495
*Pacific State Bancorp	4,100	369
#PacWest Bancorp	101,241	1,764,631
*Park Bancorp, Inc.	1,650	8,366
#Park National Corp.	43,481	2,841,483
Parkvale Financial Corp.	8,710	69,680
*Patriot National Bancorp	3,100	11,160
#Peapack-Gladstone Financial Corp.	34,641	420,195
#Penns Woods Bancorp, Inc.	15,976	526,409
*Penson Worldwide, Inc.	48,077	247,597
Peoples Bancorp	555	7,742
Peoples Bancorp of North Carolina	3,577	18,243
Peoples Bancorp, Inc.	29,279	385,897
#*PHH Corp.	195,799	3,773,047
#*Phoenix Cos, Inc. (The)	275,600	578,760
*PICO Holdings, Inc.	70,152	2,156,472
Pinnacle Bancshares, Inc.	35	329
#*Pinnacle Financial Partners, Inc.	83,714	955,177
*Piper Jaffray Cos., Inc.	46,800	1,449,396
#*PMI Group, Inc. (The)	466,263	1,561,981
*Popular, Inc.	41,278	112,689
Porter Bancorp, Inc.	9,245	102,620
#*Portfolio Recovery Associates, Inc.	51,087	3,425,383
*Preferred Bank	10,665	18,344
Premier Financial Bancorp, Inc.	7,691	51,453
Presidential Life Corp.	81,314	778,175
*Primus Guaranty, Ltd.	57,474	285,646
#Princeton National Bancorp, Inc.	4,526	21,951
#PrivateBancorp, Inc.	202,539	2,387,935
*ProAssurance Corp.	7,359	423,069
#Prosperity Bancshares, Inc.	112,211	3,488,640
Protective Life Corp.	196,288	4,705,023
*Providence Community Bancshares, Inc.	400	502
Provident Financial Holdings, Inc.	29,748	201,989
Provident Financial Services, Inc.	179,955	2,274,631
Provident New York Bancorp	115,447	1,024,015
#Prudential Bancorp, Inc. of Pennsylvania	7,598	46,956
#Pulaski Financial Corp.	18,208	129,277
Pzena Investment Management, Inc. Class A	16,309	110,412
QC Holdings, Inc.	72,235	272,326
Radian Group, Inc.	385,646	2,927,053
*Rainier Pacific Financial Group, Inc.	104,438	1,138
Renasant Corp.	59,110	966,448
#Republic Bancorp, Inc. Class A	78,503	1,604,601
*Republic First Bancorp, Inc.	16,435	35,664
Resource America, Inc.	59,098	364,635
Rewards Network, Inc.	28,623	392,135
*Riverview Bancorp, Inc.	39,415	85,925
#RLI Corp.	64,700	3,715,074
#Rockville Financial, Inc.	44,283	500,841
#*Rodman & Renshaw Capital Group, Inc.	91,948	263,891
#Roma Financial Corp.	67,752	671,422

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Rome Bancorp, Inc.	18,064	$196,898
#*Royal Bancshares of Pennsylvania, Inc. Class A	8,295	13,853
Rurban Financial Corp.	790	2,291
#S&T Bancorp, Inc.	80,670	1,581,132
#S.Y. Bancorp, Inc.	38,824	951,188
*Safeguard Scientifics, Inc.	65,368	962,217
Safety Insurance Group, Inc.	46,703	2,169,821
Salisbury Bancorp, Inc.	2,347	53,629
Sanders Morris Harris Group, Inc.	22,826	132,391
Sandy Spring Bancorp, Inc.	72,640	1,263,936
Savannah Bancorp, Inc. (The)	1,200	9,648
SCBT Financial Corp.	36,813	1,123,901
SeaBright Holdings, Inc.	61,786	517,149
*Seacoast Banking Corp. of Florida	98,561	123,201
Selective Insurance Group, Inc.	165,524	2,800,666
Shore Bancshares, Inc.	17,103	168,636
#Sierra Bancorp	34,674	360,956
#*Signature Bank	118,548	5,007,468
Simmons First National Corp.	53,482	1,454,176
*Smithtown Bancorp, Inc.	29,466	109,908
Somerset Hills Bancorp	486	4,131
South Street Financial Corp.	400	1,320
*Southcoast Financial Corp.	9	31
*Southern Banc Co., Inc.	200	1,760
*Southern Community Financial Corp.	60,508	98,628
*Southern Connecticut Bancorp, Inc.	3,600	21,420
*Southern First Bancshares, Inc.	1,795	11,892
Southern Missouri Bancorp, Inc.	575	9,114
Southside Bancshares, Inc.	47,826	899,607
Southwest Bancorp, Inc.	56,176	556,142
Southwest Georgia Financial Corp.	1,753	15,058
State Auto Financial Corp.	116,372	1,822,386
State Bancorp, Inc.	44,398	407,574
StellarOne Corp.	68,583	876,491
Sterling Bancorp	78,087	733,237
#Sterling Bancshares, Inc.	295,750	1,594,092
#*Sterling Financial Corp.	110,053	59,429
#Stewart Information Services Corp.	80,574	871,811
#*Stifel Financial Corp.	83,942	3,978,011
*Stratus Properties, Inc.	28,238	250,189
Student Loan Corp.	35,391	1,055,360
#Suffolk Bancorp	27,732	718,259
*Sun Bancorp, Inc.	246,043	971,870
*Superior Bancorp	28,397	23,797
#Susquehanna Bancshares, Inc.	376,124	2,971,380
*Sussex Bancorp	7,918	40,699
#*SVB Financial Group	90,186	3,908,661
SWS Group, Inc.	74,107	509,115
Synovus Financial Corp.	348,069	751,829
*Taylor Capital Group, Inc.	38,612	465,661
Teche Holding Co.	6,122	198,965
*Tejon Ranch Co.	48,686	1,083,750
*Tennessee Commerce Bancorp, Inc.	268	1,118
Territorial Bancorp, Inc.	15,593	264,613
#*Teton Advisors, Inc.	311	2,644
#*Texas Capital Bancshares, Inc.	108,743	1,973,685
TF Financial Corp.	5,630	125,268
*Thomas Properties Group, Inc.	112,613	421,173
*TIB Financial Corp.	3,267	1,307
*Tidelands Bancshares, Inc.	14,636	16,100
*TierOne Corp.	90,019	540

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Timberland Bancorp, Inc.	81,238	$309,517
#Tompkins Financial Corp.	25,257	974,920
Tower Bancorp, Inc.	6,502	140,573
*Tower Financial Corp.	2,750	19,635
#Tower Group, Inc.	133,104	3,231,765
#TowneBank	64,233	931,378
*TradeStation Group, Inc.	125,303	687,913
*Tree.com, Inc.	25,332	187,457
*Trenwick Group, Ltd.	11,975	8
#*Triad Guaranty, Inc.	25,902	6,216
#TriCo Bancshares	42,815	667,486
#Trustco Bank Corp.	223,283	1,203,495
#Trustmark Corp.	191,545	4,231,229
*Two Rivers Water Co.	247	454
UMB Financial Corp.	129,318	4,792,525
Umpqua Holdings Corp.	332,080	3,652,880
Unico American Corp.	12,100	114,829
Union Bankshares, Inc.	2,100	38,136
Union First Market Bankshares Corp.	72,518	932,581
United Bancshares, Inc. (909458101)	900	8,271
#United Bancshares, Inc. (909907107)	132,579	3,542,511
*United Community Banks, Inc.	254,443	498,708
*United Community Financial Corp.	505,789	718,220
United Financial Bancorp, Inc.	51,437	696,457
United Fire & Casualty Co.	75,875	1,519,776
*United PanAm Financial Corp.	132,919	618,073
*United Security Bancshares	25,791	126,376
*United Western Bancorp, Inc.	23,961	10,040
Unitrin, Inc.	193,113	4,692,646
*Unity Bancorp, Inc.	8,914	52,593
Universal Insurance Holdings, Inc.	117,390	534,124
Univest Corp. of Pennsylvania	48,245	909,901
ViewPoint Financial Group	100,686	966,586
*Virginia Commerce Bancorp, Inc.	75,634	401,617
*Virtus Investment Partners, Inc.	12,352	453,936
VIST Financial Corp.	5,405	37,349
VSB Bancorp, Inc.	875	10,281
#*Waccamaw Bankshares, Inc.	3,250	3,770
Wainwright Bank & Trust Co.	2,382	45,425
Washington Banking Co.	45,062	567,331
Washington Federal, Inc.	6,383	95,936
Washington Trust Bancorp, Inc.	47,996	964,240
*Waterstone Financial, Inc.	17,137	64,092
Wayne Savings Bancshares, Inc.	2,043	17,243
Webster Financial Corp.	235,355	4,029,278
WesBanco, Inc.	78,005	1,295,663
#*West Bancorporation, Inc.	53,063	348,624
*West Coast Bancorp	149,931	394,319
#Westamerica Bancorporation	87,415	4,372,498
#*Western Alliance Bancorp	233,260	1,408,890
#Westwood Holdings Group, Inc.	22,697	817,773
#White River Capital, Inc.	400	7,696
Whitney Holding Corp.	241,180	1,996,970
Wilber Corp.	4,666	43,207
#Wilmington Trust Corp.	246,213	1,750,574
#Wilshire Bancorp, Inc.	79,580	533,982
#Wintrust Financial Corp.	90,187	2,700,199
#*World Acceptance Corp.	49,109	2,119,053
WSB Holdings, Inc.	8,331	19,786
WVS Financial Corp.	4,423	46,353
*Yadkin Valley Financial Corp.	39,480	91,988

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*ZipRealty, Inc.	55,111	$178,560

Total Financials		454,594,749

Health Care — (9.1%)
#*A.D.A.M., Inc.	17,181	124,562
*Abaxis, Inc.	60,904	1,462,305
#*ABIOMED, Inc.	130,412	1,344,548
*Acadia Pharmaceuticals, Inc.	77,400	60,372
#*Accelr8 Technology Corp.	2,280	2,508
*Accelrys, Inc.	204,929	1,485,735
#*Access Pharmaceuticals, Inc.	5,300	15,900
*Accuray, Inc.	206,618	1,359,546
*Achillion Pharmaceuticals, Inc.	96,304	275,429
#*Acorda Therapeutics, Inc.	11,578	313,069
*Adcare Health Systems, Inc.	4,830	18,402
#*Adeona Pharmaceuticals, Inc.	9,451	7,632
*Adolor Corp.	128,100	158,844
*AdvanSource Biomaterials Corp.	55,063	12,720
#*Affymax, Inc.	52,570	266,530
#*Affymetrix, Inc.	198,494	889,253
#*Air Methods Corp.	41,132	1,682,299
#*Akorn, Inc.	149,500	668,265
*Albany Molecular Research, Inc.	96,256	616,038
#*Alexza Pharmaceuticals, Inc.	99,920	103,917
#*Align Technology, Inc.	251,296	4,279,571
*Alkermes, Inc.	223,341	2,584,055
*Alliance HealthCare Services, Inc.	152,481	600,775
*Allied Healthcare International, Inc.	358,150	1,013,565
*Allied Healthcare Products, Inc.	13,945	51,597
#*Allos Therapeutics, Inc.	261,838	1,042,115
#*Almost Family, Inc.	23,103	797,747
#*Alnylam Pharmaceuticals, Inc.	59,022	775,549
#*Alphatec Holdings, Inc.	198,957	433,726
#*AMAG Pharmaceuticals, Inc.	46,205	735,122
#*Amedisys, Inc.	79,234	2,017,298
America Services Group, Inc.	28,741	439,737
*American Caresource Holding, Inc.	14,808	22,656
*American Dental Partners, Inc.	48,538	565,953
*American Learning Corp.	1,000	900
#*American Medical Systems Holdings, Inc.	245,932	4,967,826
*American Shared Hospital Services	9,244	26,808
#*AMERIGROUP Corp.	133,000	5,550,090
*Amicus Therapeutics, Inc.	17,492	72,242
*AMN Healthcare Services, Inc.	91,400	484,420
*Amsurg Corp.	95,851	1,732,986
*Anadys Pharmaceuticals, Inc.	93,304	135,291
Analogic Corp.	41,693	1,902,452
*Angeion Corp.	215	909
*AngioDynamics, Inc.	97,026	1,379,710
*Anika Therapeutics, Inc.	39,391	255,254
*Animal Health International, Inc.	2,523	7,014
#*ARCA Biopharma, Inc.	26,243	102,085
#*Ardea Biosciences, Inc.	43,098	918,849
#*Arena Pharmaceuticals, Inc.	222,315	366,820
#*Ariad Pharmaceuticals, Inc.	400,365	1,473,343
*Arqule, Inc.	174,719	964,449
*Array BioPharma, Inc.	138,045	447,266
Arrhythmia Research Technology, Inc.	10,081	55,950
#*ArthroCare Corp.	86,670	2,364,358
*ARYx Therapeutics, Inc.	57,806	31,215
*Assisted Living Concepts, Inc.	31,207	1,006,426

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*athenahealth, Inc.	28,438	$1,136,667
*AtriCure, Inc.	35,799	282,454
Atrion Corp.	9,187	1,496,379
#*Auxilium Pharmaceuticals, Inc.	1,529	37,843
#*AVANIR Pharmaceuticals, Inc.	223,170	542,303
#*AVI BioPharma, Inc.	100,780	213,654
*Bioanalytical Systems, Inc.	5,617	6,179
*BioClinica, Inc.	52,220	210,447
#*BioCryst Pharmaceuticals, Inc.	100,800	499,968
#*Biodel, Inc.	74,692	269,638
#*BioMimetic Therapeutics, Inc.	40,354	457,614
#*Bio-Reference Labs, Inc.	79,051	1,704,340
#*BioSante Pharmaceuticals, Inc.	59,495	89,242
#*BioScrip, Inc.	198,203	1,115,883
#*BioSpecifics Technologies Corp.	12,129	333,548
#*Biotime, Inc.	19,003	114,018
#*BMP Sunstone Corp.	117,158	1,152,835
#*Bovie Medical Corp.	54,492	99,720
#*BSD Medical Corp.	69,146	328,444
#*Cadence Pharmaceuticals, Inc.	96,836	859,904
*Caliper Life Sciences, Inc.	586,892	2,641,014
*Cambrex Corp.	97,020	439,501
Cantel Medical Corp.	47,186	873,885
*Capital Senior Living Corp.	82,796	493,464
*Capstone Therapeutics Corp.	102,663	90,343
#*Caraco Pharmaceutical Laboratories, Ltd.	99,806	514,999
*Cardiac Science Corp.	64,367	146,757
*Cardica, Inc.	32,542	74,196
*CardioNet, Inc.	63,077	321,693
*Cardiovascular Systems, Inc.	20,212	133,197
*CAS Medical Systems, Inc.	106	337
*Catalyst Health Solutions, Inc.	114,340	4,327,769
*Catalyst Pharmaceutical Partners, Inc.	6,701	7,505
*Celera Corp.	406,506	2,317,084
#*Celldex Therapeutics, Inc.	92,153	410,081
#*Celsion Corp.	39,775	121,712
*Centene Corp.	165,319	3,689,920
#*Cepheid, Inc.	107,856	2,269,290
#*Cerus Corp.	95,640	314,656
#Chemed Corp.	74,675	4,401,344
#*Clarient, Inc.	19,000	94,810
#*Cleveland Biolabs, Inc.	7,404	49,533
#*Clinical Data, Inc.	46,376	880,680
#*Columbia Laboratories, Inc.	18,100	24,435
*CombiMatrix Corp.	9,590	20,714
Computer Programs & Systems, Inc.	31,430	1,435,408
#*Conceptus, Inc.	120,936	1,718,501
*CONMED Corp.	92,602	2,038,170
*Continucare Corp.	190,274	856,233
#Cooper Cos., Inc.	100,822	4,974,557
#*Corcept Therapeutics, Inc.	63,406	226,359
*Cornerstone Therapeutics, Inc.	9,240	57,842
#*Corvel Corp.	39,773	1,781,830
*CPEX Pharmaceuticals, Inc.	6,125	147,000
*Cross Country Healthcare, Inc.	98,962	722,423
*CryoLife, Inc.	90,257	582,158
#*Cubist Pharmaceuticals, Inc.	194,698	4,532,569
*Curis, Inc.	180,758	253,061
*Cutera, Inc.	37,657	272,260
#*Cyberonics, Inc.	89,326	2,457,358
#*Cyclacel Pharmaceuticals, Inc.	86,500	141,860

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Cynosure, Inc. Class A	28,733	$292,502
*Cypress Bioscience, Inc.	77,552	309,432
*Cytokinetics, Inc.	186,725	492,954
#*Cytori Therapeutics, Inc.	112,715	547,795
Daxor Corp.	15,561	141,605
*Del Global Technologies Corp.	21,254	14,878
#*DepoMed, Inc.	122,557	599,304
#*DexCom, Inc.	147,103	2,022,666
*Digirad Corp.	127,011	243,861
*Dionex Corp.	55,869	4,985,191
#*Discovery Laboratories, Inc.	31,800	6,643
*Durect Corp.	197,102	526,262
*Dyax Corp.	298,133	718,501
#*Dynacq Healthcare, Inc.	25,997	56,933
*Emergent BioSolutions, Inc.	102,279	1,848,176
Emergent Group, Inc.	14,543	77,514
#*Emeritus Corp.	123,772	2,308,348
*Encision, Inc.	2,013	2,013
—*Endo Pharmaceuticals Solutions	132,809	146,090
*Endologix, Inc.	15,900	87,927
Ensign Group, Inc.	66,083	1,240,378
*EnteroMedics, Inc.	3,200	6,080
#*Entremed, Inc.	9,289	39,478
*Enzo Biochem, Inc.	107,706	464,213
#*Enzon Pharmaceuticals, Inc.	193,761	2,179,811
*eResearch Technology, Inc.	155,808	1,187,257
#*Escalon Medical Corp.	3,000	4,590
#*Exact Sciences Corp.	85,768	588,368
*Exactech, Inc.	36,223	588,986
*Exelixis, Inc.	291,617	1,300,612
*Five Star Quality Care, Inc.	111,383	604,810
*Fresenius Kabi Pharmaceuticals Holding, Inc.	5,527	258
—#*Genaera Corp.	2,816	—
#*Genomic Health, Inc.	52,615	745,028
*Genoptix, Inc.	46,894	798,136
*Gentiva Health Services, Inc.	80,063	1,863,867
#*GenVec, Inc.	254,774	147,769
#*Geron Corp.	200,271	1,117,512
*Greatbatch, Inc.	74,364	1,617,417
*GTC Biotherapeutics, Inc.	4,726	1,134
#*GTx, Inc.	78,641	220,195
#*Haemonetics Corp.	78,736	4,302,922
#*Halozyme Therapeutics, Inc.	221,229	1,621,609
#*Hanger Orthopedic Group, Inc.	97,079	1,817,319
*Hansen Medical, Inc.	34,595	59,157
*Harvard Bioscience, Inc.	112,736	444,180
#*Health Management Associates, Inc.	420,090	3,364,921
#*HealthSouth Corp.	203,107	3,674,206
*HealthSpring, Inc.	182,857	5,337,596
*HealthStream, Inc.	68,972	441,421
*Healthways, Inc.	85,901	900,242
#*HeartWare International, Inc.	12,162	831,151
#*Helicos BioSciences Corp.	142,279	69,005
*Hemispherx Biopharma, Inc.	160,800	83,214
#Hill-Rom Holdings, Inc.	144,017	5,580,659
*Hi-Tech Pharmacal Co., Inc.	39,184	847,550
*HMS Holdings Corp.	87,139	5,237,925
*Hooper Holmes, Inc.	1,210,925	847,042
*iBio, Inc.	40,600	88,305
*iCAD, Inc.	3,500	5,110
*ICU Medical, Inc.	43,065	1,571,872

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Idenix Pharmaceuticals, Inc.	111,188	$481,444
#*Idera Pharmaceuticals, Inc.	59,693	161,171
*Immucor, Inc.	209,889	3,652,069
#*ImmunoGen, Inc.	124,511	1,023,480
#*Immunomedics, Inc.	217,766	855,820
*Impax Laboratories, Inc.	202,909	3,822,806
#*Incyte Corp.	315,283	5,252,615
*Infinity Pharmaceuticals, Inc.	105,304	598,127
*Inspire Pharmaceuticals, Inc.	195,653	1,369,571
#*Insulet Corp.	68,203	1,087,838
*Integra LifeSciences Holdings Corp.	92,463	3,977,758
*IntegraMed America, Inc.	24,710	210,035
#*InterMune, Inc.	10,464	137,497
Invacare Corp.	100,031	2,700,837
#*IPC The Hospitalist Co.	47,437	1,519,407
*Iridex Corp.	408	1,448
*IRIS International, Inc.	55,524	514,152
#*Isis Pharmaceuticals, Inc.	124,966	1,142,189
*ISTA Pharmaceuticals, Inc.	103,026	445,072
#*Jazz Pharmaceuticals, Inc.	62,368	662,972
*Kendle International, Inc.	43,203	393,579
#*Kensey Nash Corp.	32,102	865,470
Kewaunee Scientific Corp.	10,935	122,363
*Kindred Healthcare, Inc.	124,778	1,711,954
*K-V Pharmaceutical Co.	111,294	259,315
#*K-V Pharmaceutical Co. Class B	33,272	82,847
Landauer, Inc.	29,206	1,784,195
*Lannet Co., Inc.	45,848	234,742
*LCA-Vision, Inc.	70,011	487,277
*LeMaitre Vascular, Inc.	39,134	254,371
#*Lexicon Pharmaceuticals, Inc.	21,680	38,374
#*LHC Group, Inc.	48,343	1,300,427
*LifePoint Hospitals, Inc.	120,500	4,087,360
*Ligand Pharmaceuticals, Inc. Class B	229,148	371,220
*Luminex Corp.	109,043	1,963,864
*Luna Innovations, Inc.	6,456	12,008
*Magellan Health Services, Inc.	103,501	4,968,048
#*MAKO Surgical Corp.	40,288	434,305
#*Mannkind Corp.	383,502	2,446,743
*MAP Pharmaceuticals, Inc.	34,459	524,811
#*Marina Biotech, Inc.	12,233	25,567
#*Martek Biosciences Corp.	103,750	2,277,312
#Masimo Corp.	158,711	4,788,311
*Matrixx Initiatives, Inc.	28,380	152,117
*Maxygen, Inc.	138,430	887,336
*MedAssets, Inc.	178,878	3,316,398
*MedCath Corp.	64,526	639,453
*Medical Action Industries, Inc.	70,875	703,080
*Medical Staffing Network Holdings, Inc.	304,540	426
*Medicines Co. (The)	170,605	2,178,626
*MediciNova, Inc.	19,835	103,340
—*MediciNova, Inc. Convertible Shares	2,680	2,053
Medicis Pharmaceutical Corp. Class A	160,757	4,782,521
#*Medivation, Inc.	25,425	293,659
*MedQuist, Inc.	59,073	500,939
*MEDTOX Scientific, Inc.	31,345	367,677
*Merge Healthcare, Inc.	196,554	656,490
#Meridian Bioscience, Inc.	117,419	2,687,721
*Merit Medical Systems, Inc.	88,924	1,405,888
#*Metabolix, Inc.	51,761	722,584
#*Metropolitan Health Networks, Inc.	142,700	605,048

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Micromet, Inc.	173,087	$1,296,422
*Misonix, Inc.	92,109	211,851
#*Molecular Insight Pharmaceuticals, Inc.	54,945	53,291
*Molina Healthcare, Inc.	95,458	2,474,271
#*Momenta Pharmaceuticals, Inc.	41,217	688,736
#*MWI Veterinary Supply, Inc.	35,795	2,047,474
*Myrexis, Inc.	6,411	23,528
*Nabi Biopharmaceuticals	162,984	800,251
*Nanosphere, Inc.	81,308	369,138
National Healthcare Corp.	32,624	1,187,840
National Research Corp.	30,203	849,610
*Natus Medical, Inc.	122,646	1,606,663
#*Nektar Therapeutics	164,540	2,397,348
*Neogen Corp.	63,178	2,111,409
#*Neuralstem, Inc.	81,973	182,800
*Neurocrine Biosciences, Inc.	525,439	4,277,073
#*NeurogesX, Inc.	42,151	293,792
*Neurometrix, Inc.	23,508	12,353
*Nighthawk Radiology Holdings, Inc.	68,745	440,655
#*Novabay Pharmaceuticals, Inc.	1,650	3,267
#*NovaMed, Inc.	22,222	261,108
#*Novavax, Inc.	230,625	560,419
*Novt Corp.	64	40,000
*NPS Pharmaceuticals, Inc.	153,198	954,424
#*NuVasive, Inc.	109,577	2,870,917
*NxStage Medical, Inc.	115,944	2,337,431
*Obagi Medical Products, Inc.	63,327	722,561
#*Omnicell, Inc.	94,376	1,318,433
*OncoGenex Pharmaceutical, Inc.	12,446	196,522
#*Oncothyreon, Inc.	58,382	200,834
*Opexa Therapeutics, Inc.	1,600	2,416
#*Opko Health, Inc.	60,408	166,726
#*Optimer Pharmaceuticals, Inc.	67,535	634,154
*OraSure Technologies, Inc.	129,314	526,308
*Orchid Cellmark, Inc.	203,675	317,733
*Ore Pharmaceutical Holdings, Inc.	16,491	4,453
#*Orexigen Therapeutics, Inc.	108,208	572,420
*Orthovita, Inc.	225,458	491,498
#*Osiris Therapeutics, Inc.	82,090	603,362
*Osteotech, Inc.	47,435	307,853
Owens & Minor, Inc.	33,900	965,472
#*Pain Therapeutics, Inc.	136,344	1,047,122
*Palomar Medical Technologies, Inc.	57,557	608,953
*Par Pharmaceutical Cos., Inc.	112,515	3,657,863
*Parexel International Corp.	187,132	4,023,338
*PDI, Inc.	126,989	1,113,694
PDL BioPharma, Inc.	387,779	2,028,084
*Pharmasset, Inc.	46,776	1,754,100
#*PharmAthene, Inc.	15,119	53,068
*PharMerica Corp.	77,854	781,654
*PHC, Inc.	26,048	35,165
*PhotoMedex, Inc.	5,293	27,788
#*Poniard Pharmaceuticals, Inc.	76,471	40,728
#*Pozen, Inc.	73,067	485,896
*Progenics Pharmaceuticals, Inc.	94,825	445,678
*ProPhase Labs, Inc.	16,582	19,898
*Prospect Medical Holdings, Inc.	28,188	237,907
*Providence Service Corp.	37,016	608,173
#*PSS World Medical, Inc.	178,200	4,210,866
Psychemedics Corp.	7,201	63,225
#*Psychiatric Solutions, Inc.	123,776	4,171,251

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#Quality Systems, Inc.	74,518	$4,788,527
*Questcor Pharmaceuticals, Inc.	198,792	2,439,178
#*Quidel Corp.	87,035	1,006,125
*RadNet, Inc.	93,998	203,036
#*Raptor Pharmaceutical Corp.	213	716
*Regeneration Technologies, Inc.	148,040	365,659
*Regeneron Pharmaceuticals, Inc.	3,386	88,307
*RehabCare Group, Inc.	59,184	1,315,660
*Repligen Corp.	99,838	387,371
*Repros Therapeutics, Inc.	6,764	8,861
*Res-Care, Inc.	81,781	1,081,963
#*Rigel Pharmaceuticals, Inc.	115,391	958,899
*Rochester Medical Corp.	34,017	370,785
#*Rockwell Medical Technologies, Inc.	37,544	319,875
*Rural/Metro Corp.	12,052	103,888
#*RXi Pharmaceuticals Corp.	84	281
*Salix Pharmaceuticals, Ltd.	70,402	2,663,308
#*Sangamo BioSciences, Inc.	103,297	384,265
*Santarus, Inc.	139,413	436,363
#*Savient Pharmaceuticals, Inc.	29,924	371,357
*SciClone Pharmaceuticals, Inc.	127,813	430,730
#*Seattle Genetics, Inc.	175,601	2,878,100
#*Select Medical Holdings Corp.	11,189	83,694
#*Sequenom, Inc.	176,417	1,120,248
*SeraCare Life Sciences, Inc.	42,521	161,155
#*SIGA Technologies Inc.	3,209	42,519
*Sirona Dental Systems, Inc.	85,507	3,219,339
*Skilled Healthcare Group, Inc.	51,452	192,945
*Solta Medical, Inc.	11,343	24,047
#*Somaxon Pharmaceuticals, Inc.	5,100	14,280
*SonoSite, Inc.	43,545	1,357,298
Span-American Medical System, Inc.	12,993	182,032
*Spectranetics Corp.	88,975	418,182
#*Spectrum Pharmaceuticals, Inc.	105,550	448,588
*SRI/Surgical Express, Inc.	13,299	41,426
*Staar Surgical Co.	94,285	496,882
#*StemCells, Inc.	103,498	92,113
#*Stereotaxis, Inc.	120,600	476,370
Steris Corp.	134,975	4,618,844
*Sucampo Pharmaceuticals, Inc.	47,294	159,854
*Sun Healthcare Group, Inc.	212,209	2,018,108
*SunLink Health Systems, Inc.	20,348	37,237
*Sunrise Senior Living, Inc.	133,768	458,824
*SuperGen, Inc.	162,576	451,961
#*SurModics, Inc.	51,592	617,040
*Symmetry Medical, Inc.	113,038	1,000,386
*Synovis Life Technologies, Inc.	35,219	528,285
#*Synta Pharmaceuticals Corp.	101,200	374,440
#*Targacept, Inc.	50,557	1,251,791
*Telik, Inc.	128,964	105,622
*Theragenics Corp.	580,970	708,783
#*Theravance, Inc.	126,731	2,582,778
*Threshold Pharmaceuticals, Inc.	10,400	13,936
*TomoTherapy, Inc.	162,637	621,273
#*TranS1, Inc.	39,032	88,603
*Transcend Services, Inc.	29,510	514,064
*Transcept Pharmaceuticals, Inc.	55,884	345,922
*Trimeris, Inc.	13,210	35,403
*Triple-S Management Corp.	63,385	1,069,305
*U.S. Physical Therapy, Inc.	39,561	742,560
Universal American Corp.	234,833	3,776,115

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Urologix, Inc.	131,715	$106,689
*Uroplasty, Inc.	13,042	60,645
Utah Medical Products, Inc.	16,563	472,377
#*Vanda Pharmaceuticals, Inc.	63,380	463,308
*Vascular Solutions, Inc.	65,900	713,697
*Vical, Inc.	127,958	276,389
*Viropharma, Inc.	233,572	3,821,238
#*Vision-Sciences, Inc.	4,525	6,154
*Vital Images, Inc.	43,471	578,164
#*Vivus, Inc.	189,165	1,464,137
#*Volcano Corp.	32,054	782,759
*WellCare Health Plans, Inc.	135,981	3,777,552
#West Pharmaceutical Services, Inc.	99,817	3,562,469
*Wright Medical Group, Inc.	121,043	1,614,714
#*XenoPort, Inc.	69,751	540,570
#Young Innovations, Inc.	21,036	584,170
*Zoll Medical Corp.	68,016	2,212,560

Total Health Care		387,537,983

Industrials — (14.5%)
#*3D Systems Corp.	63,855	1,650,013
#A.O. Smith Corp.	68,200	3,821,246
*A.T. Cross Co.	35,311	247,177
#AAON, Inc.	53,881	1,322,779
*AAR Corp.	107,795	2,375,802
ABM Industries, Inc.	172,320	3,885,816
*Acacia Technologies Group	179,983	4,791,147
*ACCO Brands Corp.	242,023	1,507,803
*Accuride Corp.	2,595	3,218
Aceto Corp.	83,898	618,328
*Active Power, Inc.	489,231	880,616
Actuant Corp. Class A	221,940	4,986,992
#Acuity Brands, Inc.	78,119	3,911,418
#Administaff, Inc.	83,336	2,184,237
#*Advisory Board Co. (The)	50,634	2,370,178
*AeroCentury Corp.	1,600	26,176
*Aerosonic Corp.	7,498	20,919
#*Aerovironment, Inc.	70,653	1,657,519
*Air Transport Services Group, Inc.	204,065	1,371,317
Aircastle, Ltd.	223,426	2,057,753
#*AirTran Holdings, Inc.	406,234	3,006,132
Alamo Group, Inc.	36,320	871,680
*Alaska Air Group, Inc.	111,907	5,908,690
Albany International Corp.	90,935	1,855,074
Alexander & Baldwin, Inc.	135,565	4,667,503
#Allegiant Travel Co.	55,758	2,625,644
*Allied Defense Group, Inc.	62,974	170,030
*Allied Motion Technologies, Inc.	3,015	14,472
*Altra Holdings, Inc.	88,202	1,305,390
*Amerco, Inc.	60,191	4,954,923
#*American Commercial Lines, Inc.	39,650	1,314,398
*American Railcar Industries, Inc.	83,717	1,290,079
*American Reprographics Co.	136,773	973,824
American Science & Engineering, Inc.	29,364	2,418,125
#*American Superconductor Corp.	111,601	3,755,374
#American Woodmark Corp.	36,570	647,289
Ameron International Corp.	29,255	2,011,574
Ampco-Pittsburgh Corp.	30,579	790,467
*AMREP Corp.	7,250	72,210
*APAC Customer Services, Inc.	162,573	986,818
#Apogee Enterprises, Inc.	78,286	821,220

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Applied Industrial Technologies, Inc.	139,846	$4,252,717
Applied Signal Technologies, Inc.	42,709	1,433,314
*Argan, Inc.	25,291	214,215
Arkansas Best Corp.	73,283	1,856,258
#*Armstrong World Industries, Inc.	17,826	744,236
#*Arotech Corp.	34,540	67,008
Art’s-Way Manufacturing Co., Inc.	400	4,152
#*ArvinMeritor, Inc.	238,014	3,946,272
#*Astec Industries, Inc.	74,541	2,196,723
*Astronics Corp.	34,551	720,388
*Astronics Corp. Class B	6,887	200,412
#*Astrotech Corp.	1,822	2,205
*Atlas Air Worldwide Holdings, Inc.	77,433	4,046,649
*Avalon Holding Corp. Class A	43,236	123,223
#*Avis Budget Group, Inc.	297,704	3,456,343
#AZZ, Inc.	41,010	1,523,111
#Badger Meter, Inc.	49,526	2,056,815
*Baker (Michael) Corp.	28,577	933,896
#Baldor Electric Co.	107,133	4,501,729
*Baldwin Technology Co. Class A	3,200	3,392
Barnes Group, Inc.	180,991	3,292,226
Barrett Business Services, Inc.	30,338	465,688
#*Beacon Roofing Supply, Inc.	132,107	1,949,899
Belden, Inc.	146,260	4,080,654
*Blount International, Inc.	157,944	2,369,160
*BlueLinx Holdings, Inc.	50,412	158,798
*BNS Holding, Inc.	201	37,486
#Bowne & Co., Inc.	144,302	1,637,828
#Brady Co. Class A	161,323	4,960,682
*Breeze-Eastern Corp.	33,913	234,848
#*Bridgepoint Education, Inc.	158,360	2,255,046
#Briggs & Stratton Corp.	160,942	2,832,579
Brink’s Co. (The)	154,794	3,653,138
#*Broadwind Energy, Inc.	125,592	238,625
*BTU International, Inc.	20,590	147,836
*Builders FirstSource, Inc.	83,113	167,888
#*C&D Technologies, Inc.	305,787	39,752
*CAI International, Inc.	57,438	947,727
Cascade Corp.	34,100	1,206,799
*Casella Waste Systems, Inc.	74,511	367,339
#*CBIZ, Inc.	196,795	1,165,026
CDI Corp.	55,529	795,731
*CECO Environmental Corp.	42,432	233,800
*Celadon Group, Inc.	73,802	957,212
*Cenveo, Inc.	195,230	1,073,765
*Ceradyne, Inc.	81,154	1,932,277
*Champion Industries, Inc.	9,213	10,226
*Chart Industries, Inc.	90,996	2,120,207
#Chase Corp.	24,379	386,651
Chicago Rivet & Machine Co.	800	14,736
#CIRCOR International, Inc.	54,117	1,898,424
#CLAROC, Inc.	111,600	4,426,056
#*Clean Harbors, Inc.	68,564	4,833,762
*Coleman Cable, Inc.	14,357	102,509
*Colfax Corp.	137,033	2,202,120
*Columbus McKinnon Corp.	61,108	1,073,056
*Comforce Corp.	29,612	48,860
Comfort Systems USA, Inc.	121,336	1,389,297
*Command Security Corp.	3,850	8,162
*Commercial Vehicle Group, Inc.	193,472	2,598,329
#*Competitive Technologies, Inc.	27,004	32,675

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
CompX International, Inc.	7,298	$84,803
#*Conrad Industries, Inc.	6,900	62,100
*Consolidated Graphics, Inc.	37,611	1,750,792
#Con-way, Inc.	161,251	5,322,896
Corporate Executive Board Co.	109,538	3,421,967
#*CoStar Group, Inc.	66,289	3,291,912
Courier Corp.	36,940	546,719
*Covenant Transportation Group, Inc.	178,876	1,309,372
*CPI Aerostructures, Inc.	18,685	207,590
*CRA International, Inc.	26,358	491,577
#Cubic Corp.	85,329	3,717,785
Curtiss-Wright Corp.	147,314	4,549,056
Deluxe Corp.	159,295	3,255,990
#Diamond Management & Technology Consultants, Inc.	79,056	985,828
#*Document Security Systems, Inc.	31,485	114,291
#*Dollar Thrifty Automotive Group, Inc.	68,832	3,193,805
Ducommun, Inc.	33,322	715,423
*DXP Enterprises, Inc.	43,358	825,536
*Dycom Industries, Inc.	125,901	1,347,141
*Dynamex, Inc.	30,416	642,994
Dynamic Materials Corp.	42,948	666,982
*Eagle Bulk Shipping, Inc.	198,956	1,020,644
Eastern Co.	20,863	369,901
Ecology & Environment, Inc. Class A	4,436	59,797
*EMCOR Group, Inc.	192,400	4,973,540
Encore Wire Corp.	70,318	1,459,802
#*Ener1, Inc.	293,127	1,061,120
*Energy Conversion Devices, Inc.	50,300	226,853
#*Energy Recovery, Inc.	135,856	483,647
#EnergySolutions, Inc.	218,098	1,022,880
#*EnerNOC, Inc.	6,599	198,432
*EnerSys	157,097	4,141,077
Ennis, Inc.	82,476	1,487,867
*EnPro Industries, Inc.	65,803	2,312,317
*Environmental Tectonics Corp.	7,400	24,420
#ESCO Technologies, Inc.	84,300	2,889,804
Espey Manufacturing & Electronics Corp.	9,085	220,311
*Esterline Technologies Corp.	87,108	5,264,808
#*Evergreen Solar, Inc.	103,800	96,534
#*Excel Maritime Carriers, Ltd.	197,032	1,146,726
*Exponent, Inc.	43,514	1,388,967
#*Express-1 Expedited Solutions, Inc.	14,896	36,495
*ExpressJet Holdings, Inc.	95,601	643,395
Federal Signal Corp.	241,128	1,362,373
*First Aviation Services, Inc.	6,000	3,900
*Flanders Corp.	63,897	215,333
*Flow International Corp.	148,316	391,554
#Forward Air Corp.	92,777	2,493,846
*Franklin Covey Co.	121,017	1,014,122
Franklin Electric Co., Inc.	74,210	2,679,723
#Freightcar America, Inc.	36,833	974,601
*Frozen Food Express Industries	166,048	524,712
*FTI Consulting, Inc.	19,631	696,115
#*Fuel Tech, Inc.	65,045	396,124
#*FuelCell Energy, Inc.	177,606	202,471
*Furmanite Corp.	125,871	723,758
G & K Services, Inc. Class A	66,564	1,645,462
#GATX Corp.	147,962	4,684,477
#*Genco Shipping & Trading, Ltd.	82,767	1,369,794
*Gencor Industries, Inc.	3,642	26,696
#*GenCorp, Inc.	187,536	913,300

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*General Cable Corp.	170,404	$4,761,088
*Genesee & Wyoming, Inc.	103,575	4,788,272
*GEO Group, Inc. (The)	205,915	5,281,720
#*GeoEye, Inc.	70,688	3,129,358
*Gibraltar Industries, Inc.	108,504	990,642
Gorman-Rupp Co. (The)	51,547	1,537,132
*GP Strategies Corp.	57,651	500,411
Graco, Inc.	86,789	2,986,409
*Graftech International, Ltd.	260,536	4,291,028
Graham Corp.	30,878	524,000
*Grand Canyon Education, Inc.	140,339	2,639,777
#Granite Construction, Inc.	101,950	2,465,151
Great Lakes Dredge & Dock Corp.	183,822	1,137,858
*Greenbrier Cos., Inc.	85,717	1,560,049
*Griffon Corp.	214,249	2,525,996
#*GT Solar International, Inc.	479,826	3,948,968
*H&E Equipment Services, Inc.	92,728	901,316
Hardinge, Inc.	47,823	381,628
#*Hawaiian Holdings, Inc.	143,975	1,053,897
*Hawk Corp.	22,499	1,121,125
Healthcare Services Group, Inc.	112,800	2,710,584
Heartland Express, Inc.	290,241	4,327,493
#HEICO Corp.	50,250	2,501,445
HEICO Corp. Class A	58,128	2,158,874
Heidrick & Struggles International, Inc.	43,007	923,790
*Heritage-Crystal Clean, Inc.	1,300	13,104
*Herley Industries, Inc.	42,790	710,742
#Herman Miller, Inc.	182,475	3,508,994
#*Hexcel Corp.	261,957	4,654,976
*Hill International, Inc.	109,385	587,397
#HNI Corp.	139,586	3,442,191
#*Hoku Corp.	109,414	306,359
Horizon Lines, Inc.	148,710	640,940
#Houston Wire & Cable Co.	51,421	592,884
*Hub Group, Inc. Class A	118,472	3,846,786
*Hudson Highland Group, Inc.	92,227	324,639
*Hudson Technologies, Inc.	3,900	7,332
*Hurco Cos., Inc.	17,960	330,464
*Huron Consulting Group, Inc.	67,830	1,350,495
*Huttig Building Products, Inc.	250,328	242,818
*ICF International, Inc.	59,523	1,524,979
*Identive Group, Inc.	50,472	112,048
*II-VI, Inc.	98,556	3,877,193
#*Innerworkings, Inc.	140,446	964,864
*Innotrac Corp.	16,000	18,720
*Innovative Solutions & Support, Inc.	48,617	296,078
*Insituform Technologies, Inc.	120,817	2,609,647
Insteel Industries, Inc.	49,657	426,554
*Integrated Electrical Services, Inc.	31,883	116,373
*Intelligent Systems Corp.	34,437	38,569
Interface, Inc. Class A	181,935	2,618,045
*Interline Brands, Inc.	97,376	1,956,284
International Shipholding Corp.	19,855	555,344
Intersections, Inc.	49,923	485,252
#*JetBlue Airways Corp.	758,521	5,294,477
#John Bean Technologies Corp.	89,819	1,535,905
*JPS Industries, Inc.	8,700	36,540
*Kadant, Inc.	40,397	794,205
#Kaman Corp. Class A	82,927	2,234,883
#Kaydon Corp.	107,067	3,733,426
*Kelly Services, Inc. Class A	91,394	1,357,201

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Kelly Services, Inc. Class B	350	$5,030
*Key Technology, Inc.	14,902	223,530
*Kforce, Inc.	117,241	1,759,787
Kimball International, Inc. Class B	116,461	708,083
#Knight Transportation, Inc.	267,373	4,777,956
Knoll, Inc.	150,529	2,283,525
*Korn/Ferry International	147,979	2,608,870
*Kratos Defense & Security Solutions, Inc.	46,186	526,520
L.S. Starrett Co. Class A	16,231	189,253
*LaBarge, Inc.	48,565	616,290
*Ladish Co., Inc.	50,237	1,607,082
Lawson Products, Inc.	35,360	651,685
*Layne Christensen Co.	56,586	1,581,013
*LB Foster Co. Class A	41,336	1,364,915
*LECG Corp.	78,299	67,337
*LGL Group, Inc.	4,660	120,974
#Lindsay Corp.	34,879	2,010,774
*LMI Aerospace, Inc.	36,290	592,616
LSI Industries, Inc.	69,001	638,259
*Lydall, Inc.	64,741	481,026
*M&F Worldwide Corp.	60,008	1,613,015
*Magnetek, Inc.	422,947	503,307
*Manitex International, Inc.	6,890	17,914
#Manitowoc Co., Inc. (The)	380,788	4,241,978
Marten Transport, Ltd.	69,979	1,486,354
*MasTec, Inc.	190,028	2,318,342
McGrath Rentcorp	69,542	1,760,108
*Media Sciences International, Inc.	2,800	658
*Metalico, Inc.	173,085	751,189
Met-Pro Corp.	47,157	532,403
*MFRI, Inc.	19,605	170,367
#*Microvision, Inc.	203,179	416,517
#*Middleby Corp.	55,562	4,148,259
Miller Industries, Inc.	35,408	476,592
#Mine Safety Appliances Co.	105,031	2,957,673
*Mistras Group, Inc.	12,245	132,124
*Mobile Mini, Inc.	106,115	1,849,584
*Moog, Inc.	119,203	4,482,033
*Moog, Inc. Class B	10,325	387,084
Mueller Industries, Inc.	114,441	3,364,565
Mueller Water Products, Inc.	385,766	1,165,013
Multi-Color Corp.	41,399	660,314
*MYR Group, Inc.	62,573	975,513
NACCO Industries, Inc. Class A	19,397	1,925,346
*National Patent Development Corp.	13,860	20,097
National Technical Systems, Inc.	27,735	219,661
*Navigant Consulting, Inc.	145,200	1,328,580
#*NCI Building Systems, Inc.	37,186	368,513
*NIVS IntelliMedia Technology Group, Inc.	34,899	99,462
*NN, Inc.	52,675	438,256
*Northwest Pipe Co.	24,064	452,884
*Ocean Power Technologies, Inc.	28,081	183,650
#*Odyssey Marine Exploration, Inc.	133,967	297,407
#*Old Dominion Freight Line, Inc.	172,709	4,844,487
Omega Flex, Inc.	24,600	338,988
*On Assignment, Inc.	98,226	554,977
*Orbit International Corp.	1,977	6,821
*Orbital Sciences Corp.	166,094	2,697,367
*Orion Energy Systems, Inc.	46,308	155,132
#*Orion Marine Group, Inc.	61,537	769,828
*P.A.M. Transportation Services, Inc.	34,128	374,725

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Pacer International, Inc.	100,894	$561,980
*Paragon Technologies, Inc.	2,950	8,408
*Park-Ohio Holdings Corp.	39,154	622,157
*Patrick Industries, Inc.	12,641	24,397
#*Patriot Transportation Holding, Inc.	13,564	922,488
*PGT, Inc.	100,965	212,026
*Pike Electric Corp.	97,191	734,764
*Pinnacle Airlines Corp.	64,200	369,792
*Plug Power, Inc.	712,637	342,066
#*PMFG, Inc.	42,296	661,932
#*Point Blank Solutions, Inc.	68,285	19,120
*Polypore International, Inc.	120,111	3,996,093
Portec Rail Products, Inc.	21,972	254,875
*Powell Industries, Inc.	36,471	1,125,495
#*Power-One, Inc.	340,047	3,539,889
*PowerSecure International, Inc.	76,400	718,924
Preformed Line Products Co.	23,031	984,115
*PRGX Global, Inc.	64,958	389,748
#*Primoris Services Corp.	353	2,658
Providence & Worcester Railroad Co.	5,200	67,704
*Quality Distribution, Inc.	85,270	609,680
Quanex Building Products Corp.	120,278	2,167,410
Raven Industries, Inc.	52,554	2,161,020
#*RBC Bearings, Inc.	64,486	2,148,674
*RCM Technologies, Inc.	155,873	787,159
*Real Goods Solar, Inc.	963	3,168
#*Republic Airways Holdings, Inc.	86,978	808,026
Resources Connection, Inc.	209,836	3,397,245
#Robbins & Myers, Inc.	103,152	2,994,503
#*RSC Holdings, Inc.	256,294	2,070,856
*Rush Enterprises, Inc. Class A	85,180	1,353,510
*Rush Enterprises, Inc. Class B	40,331	605,368
*Saia, Inc.	50,804	735,642
#*SatCon Technology Corp.	101,496	408,014
*Sauer-Danfoss, Inc.	102,337	2,262,671
Schawk, Inc.	77,235	1,499,904
*School Specialty, Inc.	67,783	908,292
Schuff International, Inc.	6,700	83,750
Seaboard Corp.	1,854	3,437,409
Servotronics, Inc.	1,500	15,000
*SFN Group, Inc.	186,396	1,412,882
#Ship Finance International, Ltd.	223,821	4,501,040
SIFCO Industries, Inc.	6,763	92,383
#Simpson Manufacturing Co., Inc.	158,205	4,205,089
SkyWest, Inc.	163,073	2,472,187
*SL Industries, Inc.	8,006	121,611
#SmartPros, Ltd.	10,300	24,720
*Sparton Corp.	26,975	197,187
*Spherix, Inc.	37,595	32,520
#*Spire Corp.	24,326	142,064
*Standard Parking Corp.	52,371	895,020
#Standard Register Co.	57,950	186,020
Standex International Corp.	38,014	1,023,717
#Steelcase, Inc. Class A	247,407	2,080,693
*Sterling Construction Co., Inc.	39,729	484,694
#Sun Hydraulics, Inc.	45,292	1,407,222
*SunPower Corp. Class A	14,364	195,925
*SunPower Corp. Class B	7,513	99,172
Superior Uniform Group, Inc.	11,185	117,890
*Supreme Industries, Inc.	114,945	264,374
*SYKES Enterprises, Inc.	125,314	2,081,466

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Sypris Solutions, Inc.	303,843	$1,011,797
#TAL International Group, Inc.	89,501	2,507,818
#*Taser International, Inc.	184,805	731,828
*Team, Inc.	50,995	1,011,741
*TeamStaff, Inc.	13,988	7,973
*Tech/Ops Sevcon, Inc.	8,183	47,052
Technology Research Corp.	84,852	310,558
*Tecumseh Products Co. Class A	38,892	503,651
*Tecumseh Products Co. Class B	4,026	48,956
*Teledyne Technologies, Inc.	115,990	4,821,704
*Tel-Instrument Electronics	8,800	60,720
Tennant Co.	60,746	2,038,028
*Tetra Tech, Inc.	197,543	4,160,256
#Textainer Group Holdings, Ltd.	153,858	3,997,231
#Titan International, Inc.	105,969	1,607,550
*Titan Machinery, Inc.	53,603	1,042,042
Todd Shipyards Corp.	25,294	413,810
Toro Co.	76,854	4,362,233
*Track Data Corp.	393	37,227
*Trailer Bridge, Inc.	11,600	35,960
*Transcat, Inc.	5,900	41,713
*TRC Cos., Inc.	381,979	924,389
Tredegar Industries, Inc.	86,991	1,678,056
#*Trex Co., Inc.	44,150	792,492
#*Trimas Corp.	127,478	2,017,977
#Trinity Industries, Inc.	206,100	4,684,653
#Triumph Group, Inc.	44,280	3,701,365
*TrueBlue, Inc.	136,526	1,918,190
*Tufco Technologies, Inc.	4,700	15,228
*Tutor Perini Corp.	139,915	3,247,427
Twin Disc, Inc.	32,605	663,838
*U.S. Home Systems, Inc.	2,727	8,426
#*Ultralife Corp.	39,656	208,194
UniFirst Corp.	43,842	2,018,047
*United Capital Corp.	28,013	757,472
#*United Continental Holdings, Inc.	178,238	5,176,032
#*United Rentals, Inc.	187,603	3,525,060
*United Stationers, Inc.	76,209	4,282,946
Universal Forest Products, Inc.	72,537	2,186,265
*Universal Power Group, Inc.	9,499	30,872
*Universal Security Instruments, Inc.	5	33
*Universal Truckload Services, Inc.	43,894	629,879
#*UQM Technologies, Inc.	84,121	198,526
#*US Airways Group, Inc.	468,000	5,517,720
US Ecology, Inc.	55,550	901,021
*USA Truck, Inc.	30,520	418,734
#*USG Corp.	278,513	3,531,545
UTi Worldwide, Inc.	293,686	5,644,645
#*Valence Technology, Inc.	19,099	24,447
*Valpey Fisher Corp.	8,710	27,001
*Versar, Inc.	25,900	82,880
Viad Corp.	59,600	1,189,616
#Vicor Corp.	109,719	1,954,095
Virco Manufacturing Corp.	31,531	92,386
*Vishay Precision Group, Inc.	29,487	501,279
*Volt Information Sciences, Inc.	127,547	1,030,580
VSE Corp.	11,566	407,702
*Wabash National Corp.	448,791	3,617,255
#Watsco, Inc. Class A	64,000	3,582,080
Watsco, Inc. Class B	12,822	733,290
Watts Water Technologies, Inc.	88,965	3,128,899

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*WCA Waste Corp.	53,626	$265,985
#Werner Enterprises, Inc.	217,884	4,645,287
#*WESCO International, Inc.	98,371	4,212,246
*Willdan Group, Inc.	5,300	17,914
*Willis Lease Finance Corp.	26,890	329,940
*WSI Industries, Inc.	1,900	14,174
#*YRC Worldwide, Inc.	18,014	79,442

Total Industrials		616,199,081

Information Technology — (16.9%)
#*ACI Worldwide, Inc.	106,051	2,584,463
*Acme Packet, Inc.	161,675	6,394,246
#*Acorn Energy, Inc.	33,938	148,648
*Actel Corp.	80,176	1,672,471
*ActivIdentity Corp.	747,561	2,414,622
*Actuate Corp.	146,521	709,162
#*Acxiom Corp.	239,277	4,199,311
*ADC Telecommunications, Inc.	271,489	3,445,195
*ADDvantage Technologies Group, Inc.	3,950	12,680
*Adept Technology, Inc.	18,043	114,393
*ADPT Corp.	348,189	1,044,567
#Adtran, Inc.	210,232	6,784,187
*Advanced Analogic Technologies, Inc.	130,052	488,996
#*Advanced Energy Industries, Inc.	138,352	1,986,735
*Advanced Photonix, Inc.	5,345	5,292
#*Advent Software, Inc.	83,839	4,503,831
*Aehr Test Systems	12,500	15,000
*Aetrium, Inc.	7,219	17,687
*Agilysys, Inc.	116,433	698,598
American Software, Inc. Class A	67,931	410,303
#*Amkor Technology, Inc.	557,806	4,021,781
*Amtech Systems, Inc.	28,870	483,284
*Anadigics, Inc.	209,019	1,415,059
*Analysts International Corp.	64,790	112,735
*Anaren, Inc.	47,773	799,242
#*Anixter International, Inc.	94,283	5,062,054
*Applied Micro Circuits Corp.	219,722	2,212,601
*Ariba, Inc.	262,169	4,923,534
*Arris Group, Inc.	379,596	3,534,039
*Art Technology Group, Inc.	505,916	2,119,788
#*Aruba Networks, Inc.	263,829	5,780,493
*Aspen Technology, Inc.	242,955	2,721,096
*Astea International, Inc.	2,800	6,552
Astro-Med, Inc.	13,856	97,408
#*ATMI, Inc.	81,713	1,443,869
*AuthenTec, Inc.	60,958	129,841
#*Authentidate Holding Corp.	97,700	55,718
*Autobytel, Inc.	758,307	644,409
*Aviat Networks, Inc.	148,168	674,164
*Avid Technology, Inc.	117,204	1,479,114
*Aware, Inc.	24,003	68,169
#*Axcelis Technologies, Inc.	305,496	656,816
*AXT, Inc.	194,435	1,604,089
Bel Fuse, Inc. Class A	8,710	203,814
Bel Fuse, Inc. Class B	28,018	639,091
*Benchmark Electronics, Inc.	109,971	1,806,824
*BigBand Networks, Inc.	131,030	389,159
#*Bitstream, Inc.	7,200	50,616
Black Box Corp.	57,857	1,920,852
Blackbaud, Inc.	144,277	3,663,193
#*Blackboard, Inc.	109,264	4,560,679

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Blonder Tongue Laboratories, Inc.	20,136	$46,917
#*Blue Coat Systems, Inc.	112,372	3,030,673
*Bogen Communications International, Inc.	11,900	27,965
*Bottomline Technologies, Inc.	90,871	1,637,495
*Brightpoint, Inc.	239,107	1,790,911
#*BroadVision, Inc.	4,855	54,182
*Brooks Automation, Inc.	188,499	1,279,908
*Bsquare Corp.	32,868	123,255
*Cabot Microelectronics Corp.	71,663	2,768,342
*CACI International, Inc.	97,312	4,877,277
#*Cadence Design Systems, Inc.	595,611	5,044,825
*CalAmp Corp.	457,346	1,120,498
#*Callidus Software, Inc.	76,856	377,363
*Cascade Microtech, Inc.	47,899	172,436
#Cass Information Systems, Inc.	25,918	894,949
#*Cavium Networks, Inc.	32,607	1,039,185
*CEVA, Inc.	68,063	1,259,846
*Checkpoint Systems, Inc.	127,044	2,794,968
#*China Information Technology, Inc.	107,792	686,635
#*China Security & Surveillance Technology, Inc.	51,300	277,020
*Chyron International Corp.	1,822	3,152
*Ciber, Inc.	186,816	685,615
#*Ciena Corp.	7,616	105,786
#*Cirrus Logic, Inc.	196,409	2,523,856
*Clearfield, Inc.	87,411	251,744
#Cognex Corp.	130,840	3,493,428
*Cogo Group, Inc.	21,747	165,495
*Coherent, Inc.	79,318	3,328,183
Cohu, Inc.	75,499	1,083,411
*Comarco, Inc.	35,710	74,991
—#*Commerce One LLC.	45,000	—
Communications Systems, Inc.	31,398	372,380
*CommVault Systems, Inc.	138,198	3,998,068
*Compellent Technologies, Inc.	36,108	912,449
*Computer Task Group, Inc.	52,007	415,016
*comScore, Inc.	99,590	2,341,361
*Comtech Telecommunications Corp.	73,509	2,265,547
#*Comverge, Inc.	55,593	425,286
*Concurrent Computer Corp.	26,120	166,907
#*Conexant Systems, Inc.	219,188	330,974
#*Constant Contact, Inc.	58,357	1,342,211
*Convergys Corp.	360,924	4,085,660
*CPI International, Inc.	50,304	710,292
#*Cray, Inc.	114,441	684,357
*CSG Systems International, Inc.	123,232	2,395,630
*CSP, Inc.	8,385	38,403
CTS Corp.	99,146	1,006,332
#*CVD Equipment Corp.	11,029	89,886
*CyberOptics Corp.	14,954	113,650
#*Cymer, Inc.	124,553	4,602,233
*Cypress Semiconductor Corp.	255,184	3,598,094
#Daktronics, Inc.	132,087	1,442,390
*Data I/O Corp.	7,300	38,398
*Datalink Corp.	26,011	109,766
*Dataram Corp.	75,582	184,420
#*DataTRAK International, Inc.	2,915	2,332
*Datawatch Corp.	3,832	10,998
DDi Corp.	63,794	655,802
#*DealerTrack Holdings, Inc.	124,986	2,414,730
*Deltek, Inc.	127,115	999,124
*DemandTec, Inc.	61,772	653,548

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*DG FastChannel, Inc.	82,356	$1,939,484
*Dice Holdings, Inc.	179,873	1,627,851
*Digi International, Inc.	79,937	772,191
*Digimarc Corp.	20,980	575,062
#*Digital Angel Corp.	21,399	7,918
#*Digital River, Inc.	126,778	4,723,748
*DigitalGlobe, Inc.	146,353	4,778,425
#*Diodes, Inc.	127,174	2,795,285
*Ditech Networks, Inc.	98,647	140,079
*Dot Hill Systems Corp.	736,220	1,501,889
*DSP Group, Inc.	100,273	717,955
#*DTS, Inc.	48,821	1,943,076
*Dynamics Research Corp.	99,797	1,127,706
#Earthlink, Inc.	348,197	3,130,291
*Easylink Services International Corp.	3,800	14,440
#*Ebix, Inc.	110,117	2,719,890
#*Echelon Corp.	91,165	717,469
#*Echo Global Logistics, Inc.	166	2,357
*EchoStar Corp.	60,397	1,280,416
#*EDGAR Online, Inc.	21,300	27,051
*Edgewater Technology, Inc.	46,668	137,204
*Elecsys Corp.	10,567	40,683
Electro Rent Corp.	72,189	1,072,729
*Electronics for Imaging, Inc.	130,790	1,790,515
#*eLoyalty Corp.	24,679	172,506
#*EMCORE Corp.	147,150	185,409
*EMS Technologies, Inc.	48,238	860,566
#*Emulex Corp.	243,568	2,776,675
*EndWave Corp.	25,203	59,731
#*Entegris, Inc.	421,995	2,523,530
*Entorian Technologies, Inc.	10,595	32,633
#*Entropic Communications, Inc.	210,399	1,758,936
*Epicor Software Corp.	202,470	1,903,218
EPIQ Systems, Inc.	120,868	1,416,573
*ePlus, Inc.	19,079	401,231
*Euronet Worldwide, Inc.	178,724	3,227,755
Evolving Systems, Inc.	5,500	42,570
*Exar Corp.	156,772	1,042,534
*ExlService Holdings, Inc.	93,323	1,777,803
*Extreme Networks	290,248	925,891
#Fair Isaac Corp.	133,500	3,209,340
*Fairchild Semiconductor International, Inc.	379,024	4,271,600
*FalconStor Software, Inc.	146,174	400,517
*Faro Technologies, Inc.	46,219	1,115,727
#*FEI Co.	110,203	2,398,017
#*Finisar Corp.	182,735	3,108,322
*FormFactor, Inc.	116,343	1,132,017
*Forrester Research, Inc.	71,750	2,372,772
*Frequency Electronics, Inc.	50,409	302,454
*FSI International, Inc.	111,571	300,126
*Gerber Scientific, Inc.	169,522	1,134,102
*Giga-Tronics, Inc.	3,942	10,643
*GigOptix, Inc.	7,585	16,687
*Global Cash Access, Inc.	227,205	827,026
*Globalscape, Inc.	10,273	25,169
*Globecomm Systems, Inc.	64,656	578,671
#*Glu Mobile, Inc.	6,246	10,618
*GSE Systems, Inc.	48,915	175,116
*GSI Commerce, Inc.	115,484	2,820,119
*GSI Technology, Inc.	88,236	613,240
*GTSI Corp.	87,477	401,519

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Guidance Software, Inc.	53,551	$345,939
*Hackett Group, Inc.	134,533	524,679
*Harmonic, Inc.	312,091	2,178,395
#*Hauppauge Digital, Inc.	30,457	74,620
Heartland Payment Systems, Inc.	106,341	1,518,549
*Henry Bros. Electronics, Inc.	13,944	96,771
—*Here Media, Inc.	22,918	—
—*Here Media, Inc. Special Shares	22,918	—
#*Hittite Microwave Corp.	97,425	5,033,950
*Hughes Communications, Inc.	62,894	1,785,561
*Hutchinson Technology, Inc.	84,052	286,617
*Hypercom Corp.	918,056	5,471,614
*I.D. Systems, Inc.	7,389	16,625
*IEC Electronics Corp.	23,785	123,206
iGATE Corp.	176,808	3,613,956
*Ikanos Communications, Inc.	245,090	279,403
*Imation Corp.	112,158	1,092,419
#Imergent, Inc.	24,597	110,686
*Immersion Corp.	84,407	519,103
*Infinera Corp.	286,483	2,346,296
*InfoSpace, Inc.	186,117	1,570,827
*Innodata Isogen, Inc.	57,716	178,920
*Insight Enterprises, Inc.	147,891	2,236,112
*InsWeb Corp.	1,533	9,658
*Integral Systems, Inc.	61,350	521,475
*Integral Vision, Inc.	2,209	99
*Integrated Device Technology, Inc.	507,386	2,988,504
*Integrated Silicon Solution, Inc.	149,581	1,123,353
*Intellicheck Mobilisa, Inc.	64,234	78,365
*Interactive Intelligence, Inc.	50,155	1,239,330
#*InterDigital, Inc.	140,937	4,731,255
*Interlink Electronics, Inc.	23,100	6,468
#*Intermec, Inc.	197,200	2,297,380
*Internap Network Services Corp.	165,815	829,075
*International Rectifier Corp.	225,033	5,227,517
*Internet Brands, Inc.	124,942	1,654,232
*Internet Capital Group, Inc.	132,234	1,651,603
—#*Internet Media Services, Inc.	12,978	—
*Interphase Corp.	10,478	15,822
#Intersil Corp. Class A	55,472	726,128
*Intest Corp.	45,877	137,631
*Intevac, Inc.	60,036	606,364
*IntriCon Corp.	18,306	78,716
*INX, Inc.	5,600	31,024
*iPass, Inc.	525,197	603,977
#*IPG Photonics Corp.	204,333	4,597,492
#*Isilon Systems, Inc.	162,444	4,624,781
*Iteris, Inc.	19,424	27,582
*Ixia	178,824	2,798,596
*IXYS Corp.	100,120	1,025,229
#*j2 Global Communications, Inc.	145,512	3,834,241
*Jaco Electronics, Inc.	34,434	10,502
*JDA Software Group, Inc.	127,369	3,222,436
Keithley Instruments, Inc.	39,503	852,475
*Kemet Corp.	190,656	713,053
*Kenexa Corp.	72,269	1,321,800
*KEY Tronic Corp.	32,425	207,520
Keynote Systems, Inc.	43,917	535,348
#*KIT Digital, Inc.	57,341	789,586
*Knot, Inc. (The)	108,979	985,170
*Kopin Corp.	225,067	857,505

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Kulicke & Soffa Industries, Inc.	203,354	$1,264,862
*KVH Industries, Inc.	45,566	639,747
#*L-1 Identity Solutions, Inc.	259,991	3,065,294
*Lantronix, Inc.	2,333	8,166
#*LaserCard Corp.	27,883	121,849
*Lattice Semiconductor Corp.	502,283	2,441,095
#*Lawson Software, Inc.	558,060	4,966,734
*LeCroy Corp.	214,992	2,010,175
*LightPath Technologies, Inc.	1,850	5,162
*Limelight Networks, Inc.	314,713	2,133,754
*Lionbridge Technologies, Inc.	188,502	942,510
*Liquidity Services, Inc.	85,419	1,366,704
#*Littlefuse, Inc.	68,122	2,890,416
*Logic Devices, Inc.	6,400	5,248
#*LogMeIn, Inc.	67,532	2,683,046
*LoJack Corp.	94,216	460,716
*LoopNet, Inc.	131,284	1,385,046
*Loral Space & Communications, Inc.	128,378	7,141,668
*LTX-Credence Corp.	340,726	2,163,610
*Mace Security International, Inc.	38,900	15,132
#*Magma Design Automation, Inc.	138,126	592,561
*Management Network Group, Inc.	44,954	108,339
*Manhattan Associates, Inc.	72,894	2,243,677
#*ManTech International Corp. Class A	30,301	1,188,102
Marchex, Inc.	78,312	502,763
*Mastech Holdings, Inc.	27	99
*Mattson Technology, Inc.	140,038	357,097
#Maximus, Inc.	59,200	3,589,296
#*Maxwell Technologies, Inc.	42,324	686,495
*Measurement Specialties, Inc.	46,139	1,030,745
#*Mechanical Technology, Inc.	7	6
*Medidata Solutions, Inc.	68,709	1,280,049
*MEMSIC, Inc.	4,867	14,552
*Mentor Graphics Corp.	349,736	3,777,149
*Mercury Computer Systems, Inc.	241,089	3,818,850
Mesa Laboratories, Inc.	14,649	377,212
Methode Electronics, Inc.	116,100	1,078,569
#Micrel, Inc.	187,045	2,227,706
#*Microsemi Corp.	241,314	4,826,280
#*MicroStrategy, Inc.	26,300	2,383,569
*Microtune, Inc.	145,946	421,784
#*Mindspeed Technologies, Inc.	91,967	678,716
#*MIPS Technologies, Inc.	133,600	1,963,920
*MKS Instruments, Inc.	153,686	3,173,616
Mocon, Inc.	23,101	311,864
*ModusLink Global Solutions, Inc.	164,796	1,092,597
#*MoneyGram International, Inc.	207,964	501,193
#*Monolithic Power Systems, Inc.	97,219	1,562,309
*Monotype Imaging Holdings, Inc.	105,816	1,008,426
*MoSys, Inc.	93,493	442,222
*Move, Inc.	436,669	1,030,539
*MRV Communications, Inc.	739,416	968,635
*MTM Technologies, Inc.	306	233
#MTS Systems Corp.	49,787	1,631,520
*Multi-Fineline Electronix, Inc.	78,778	1,928,485
#*Nanometrics, Inc.	185,321	2,496,274
*NAPCO Security Technologies, Inc.	9,511	16,930
*NCI, Inc. Class A	21,183	394,851
*Netezza Corp.	173,841	4,686,753
*NETGEAR, Inc.	113,353	3,492,406
*NetList, Inc.	72,139	224,352

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*NetLogic Microsystems, Inc.	125,288	$3,766,157
*NetScout Systems, Inc.	134,068	3,146,576
#*NetSuite, Inc.	120,972	2,477,507
*Network Engines, Inc.	124,077	207,209
*Network Equipment Technologies, Inc.	79,282	250,531
*NeuStar, Inc.	141,540	3,653,147
*Newport Corp.	9,211	133,836
*Newtek Business Services, Inc.	157,795	227,225
*Nextwave Wireless, Inc.	11,725	16,650
NIC, Inc.	183,965	1,596,816
#*Novatel Wireless, Inc.	76,638	803,166
*Novell, Inc.	600,800	3,562,744
*Nu Horizons Electronics Corp.	189,116	1,316,247
*NumereX Corp. Class A	32,842	254,854
O.I. Corp.	8,590	107,289
*Occam Networks, Inc.	87,988	648,472
*Oclaro, Inc.	94,692	796,360
*OmniVision Technologies, Inc.	161,845	4,390,855
*Omtool, Ltd.	3,470	4,858
*Online Resources Corp.	89,194	462,025
*Onvia, Inc.	12,730	38,572
#*OpenTable, Inc.	63,694	3,907,627
*Openwave Systems, Inc.	687,710	1,416,683
*Oplink Communications, Inc.	61,732	1,079,075
OPNET Technologies, Inc.	68,526	1,350,647
*Opnext, Inc.	174,238	263,099
OPTi, Inc.	11,000	32,890
*Optical Cable Corp.	15,754	50,728
*Orbcomm, Inc.	59,170	138,458
*OSI Systems, Inc.	54,330	1,955,880
#*Overland Storage, Inc.	66,392	86,310
*PAR Technology Corp.	36,465	227,906
Park Electrochemical Corp.	64,433	1,739,691
#*ParkerVision, Inc.	76,939	34,630
*PC Connection, Inc.	49,468	416,521
*PC Mall, Inc.	40,500	251,910
*PC-Tel, Inc.	61,900	366,448
*PDF Solutions, Inc.	79,300	321,165
*Peerless Systems Corp.	22,500	72,450
#Pegasystems, Inc.	59,074	1,597,952
*Perceptron, Inc.	16,230	85,045
*Perficient, Inc.	85,954	907,674
*Performance Technologies, Inc.	40,315	81,436
*Pericom Semiconductor Corp.	75,528	711,474
*Pervasive Software, Inc.	49,662	252,283
#*PFSweb, Inc.	6,817	26,995
#*Phoenix Technologies, Ltd.	83,320	343,278
#*Photronics, Inc.	164,389	1,032,363
*Pixelworks, Inc.	36,329	121,339
*Planar Systems, Inc.	299,070	696,833
#Plantronics, Inc.	144,900	5,199,012
#*Plexus Corp.	112,980	3,428,943
#*PLX Technology, Inc.	89,982	320,336
*PMC - Sierra, Inc.	345,854	2,659,617
#Power Integrations, Inc.	78,401	2,678,178
#*Powerwave Technologies, Inc.	852,368	1,858,162
#*Presstek, Inc.	100,357	185,660
—*Price Communications Liquidation Trust	159,870	—
*Progress Software Corp.	138,507	5,176,007
*PROS Holdings, Inc.	61,646	641,118
QAD, Inc.	124,687	537,401

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Qualstar Corp.	27,000	$43,740
*Quantum Corp.	557,158	1,883,194
*Quest Software, Inc.	296,730	7,765,424
*QuickLogic Corp.	80,269	475,995
*Radiant Systems, Inc.	95,077	1,854,952
*RadiSys Corp.	131,988	1,289,523
*Ramtron International Corp.	86,386	334,314
*RealNetworks, Inc.	375,119	1,125,357
*Reis, Inc.	35,041	241,783
*Relm Wireless Corp.	32,943	67,204
#Renaissance Learning, Inc.	82,055	1,146,308
#*Research Frontiers, Inc.	4,300	17,630
RF Industries, Ltd.	5,641	36,723
*RF Micro Devices, Inc.	1,055,523	7,694,763
*RF Monolithics, Inc.	23,489	28,422
Richardson Electronics, Ltd.	61,920	669,974
#*RightNow Technologies, Inc.	82,751	2,161,456
*Rimage Corp.	28,736	426,155
*Riverbed Technology, Inc.	146,971	8,456,711
#*Rofin-Sinar Technologies, Inc.	91,954	2,568,275
#*Rogers Corp.	45,790	1,630,124
#*Rosetta Stone, Inc.	61,102	1,414,511
#*Rubicon Technology, Inc.	69,907	1,616,250
*Rudolph Technologies, Inc.	331,755	2,461,622
*S1 Corp.	176,311	1,026,130
*Saba Software, Inc.	88,007	524,522
#*Sanmina-SCI Corp.	215,011	2,833,845
Sapient Corp.	381,537	5,021,027
#*SAVVIS, Inc.	105,930	2,541,261
#*ScanSource, Inc.	85,499	2,559,840
*Schmitt Industries, Inc.	2,366	6,648
*Scientific Learning Corp.	9,751	33,933
*SeaChange International, Inc.	96,022	772,017
*Selectica, Inc.	10,832	57,951
#*Semtech Corp.	184,017	3,939,804
Servidyne, Inc.	346	855
*ShoreTel, Inc.	124,580	779,871
#*Sigma Designs, Inc.	90,675	1,034,602
*Sigmatron International, Inc.	2,200	12,144
*Silicon Graphics International Corp.	82,675	625,850
*Silicon Image, Inc.	241,748	1,486,750
*Simulations Plus, Inc.	36,778	125,045
*Smart Modular Technologies (WWH), Inc.	174,728	1,291,240
*Smith Micro Software, Inc.	109,675	1,333,648
Soapstone Networks, Inc.	53,559	817
*SolarWinds, Inc.	12,630	229,234
#*Sonic Foundry, Inc.	11,010	159,425
#*Sonic Solutions, Inc.	113,760	1,361,707
*Sonus Networks, Inc.	880,674	2,738,896
#*Soundbite Communications, Inc.	2,200	6,050
#*Sourcefire, Inc.	79,843	1,883,496
#*Spansion, Inc. Class A	76,245	1,333,525
*Spark Networks, Inc.	33,052	99,156
*Spectrum Control, Inc.	45,591	695,719
*SRA International, Inc.	143,671	2,874,857
*SRS Labs, Inc.	46,942	414,967
*Stamps.com, Inc.	52,923	844,651
#*Standard Microsystems Corp.	65,759	1,587,422
*StarTek, Inc.	53,389	217,827
#*STEC, Inc.	147,315	2,298,114
*SteelCloud, Inc.	9,647	1,630

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Stratasys, Inc.	58,900	$1,844,748
#*Stream Global Services, Inc.	4,917	18,488
#*SuccessFactors, Inc.	187,163	5,075,861
#*Super Micro Computer, Inc.	98,653	1,097,021
#*SuperMedia, Inc.	218	1,434
*Supertex, Inc.	37,008	869,318
*Support.com, Inc.	145,252	823,579
Sycamore Networks, Inc.	90,965	2,773,523
*Symmetricom, Inc.	351,357	2,188,954
#*Synaptics, Inc.	105,950	2,853,234
*Synchronoss Technologies, Inc.	90,703	1,932,881
*SYNNEX Corp.	97,148	2,821,178
#Syntel, Inc.	108,782	5,315,089
*Taitron Components, Inc.	2,900	3,668
#*Take-Two Interactive Software, Inc.	263,401	2,807,855
*Taleo Corp.	128,054	3,673,869
*Tech Data Corp.	7,850	337,472
Technical Communications Corp.	400	4,540
Technitrol, Inc.	94,619	435,247
*TechTarget, Inc.	68,722	360,103
*TechTeam Global, Inc.	39,271	287,071
*Tekelec	190,592	2,481,508
*TeleCommunication Systems, Inc.	101,499	549,110
*TeleTech Holdings, Inc.	179,865	2,730,351
*Telular Corp.	25,926	95,926
#*Teradyne, Inc.	282,054	3,170,287
#*Terremark Worldwide, Inc.	267,215	2,669,478
Tessco Technologies, Inc.	25,509	385,186
*Tessera Technologies, Inc.	144,999	2,860,830
TheStreet.com, Inc.	91,391	279,656
*THQ, Inc.	182,900	731,600
*TIBCO Software, Inc.	474,473	9,119,371
*Tier Technologies, Inc.	56,086	320,251
*TII Network Technologies, Inc.	2,460	3,247
#*TiVo, Inc.	114,022	1,270,205
*TNS, Inc.	59,210	1,133,279
*Tollgrade Communications, Inc.	157,310	1,250,614
*Transact Technologies, Inc.	27,550	217,920
*Trans-Lux Corp.	4,588	2,332
#*TranSwitch Corp.	23,072	51,220
#*Travelzoo, Inc.	46,990	1,614,106
*Trident Microsystems, Inc.	37,800	70,308
*Trio-Tech International	852	5,018
*Triquint Semiconductor, Inc.	482,455	4,969,286
*TSR, Inc.	10,113	23,260
*TTM Technologies, Inc.	158,393	1,659,959
#*Tyler Technologies, Inc.	109,800	2,241,018
*Ulticom, Inc.	27,882	236,439
#*Ultimate Software Group, Inc.	55,415	2,293,073
*Ultra Clean Holdings, Inc.	67,476	508,094
*Ultratech, Inc.	77,348	1,416,242
#*Unisys Corp.	121,823	2,808,020
United Online, Inc.	241,773	1,494,157
#*Universal Display Corp.	88,916	2,226,457
*UTStarcom, Inc.	492,023	993,886
#*ValueClick, Inc.	248,376	3,417,654
#*Veeco Instruments, Inc.	118,544	4,961,066
#*VeriFone Systems, Inc.	226,455	7,660,973
*Verint Systems, Inc.	63,976	2,105,450
#*Viasat, Inc.	108,140	4,452,124
*Viasystems Group, Inc.	39,456	621,432

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Vicon Industries, Inc.	15,389	$64,326
*Video Display Corp.	21,312	87,592
#Virnetx Holding Corp.	150,548	2,792,665
*Virtusa Corp.	117,435	1,674,623
*Vishay Intertechnology, Inc.	427,738	4,833,439
*Vocus, Inc.	32,228	713,850
#*Volterra Semiconductor Corp.	77,977	1,593,070
Wayside Technology Group, Inc.	4,060	44,376
*Web.com Group, Inc.	163,052	1,010,922
*WebMediaBrands, Inc.	186,147	132,164
*Websense, Inc.	71,306	1,434,677
*Westell Technologies, Inc.	315,209	923,562
*Winland Electronics, Inc.	23,806	17,747
*Wireless Ronin Technologies, Inc.	38,895	56,009
*Wireless Telecom Group, Inc.	64,560	44,998
*WPCS International, Inc.	34,365	113,748
*Wright Express Corp.	122,297	4,611,820
*X-Rite, Inc.	25,108	101,687
*Zebra Technologies Corp. Class A	150,051	5,368,825
*Zhone Technologies, Inc.	57,721	143,148
#*Zix Corp.	179,115	696,757
*Zoran Corp.	187,740	1,329,199
*Zygo Corp.	46,023	492,446

Total Information Technology		717,645,699

Materials — (4.4%)
A. Schulman, Inc.	97,296	2,111,323
*A.M. Castle & Co.	69,960	1,077,384
*AEP Industries, Inc.	17,282	421,162
*Allied Nevada Gold Corp.	215,616	5,321,403
#AMCOL International Corp.	102,473	2,842,601
*American Pacific Corp.	25,833	155,515
American Vanguard Corp.	84,812	625,064
*Arabian American Development Co.	11,107	33,099
Arch Chemicals, Inc.	82,277	2,921,656
#Balchem Corp.	93,288	2,850,866
*Boise, Inc.	271,218	1,966,330
#*Brush Engineered Materials, Inc.	66,670	2,210,110
Buckeye Technologies, Inc.	139,464	2,517,325
Cabot Corp.	92,065	3,132,051
*Calgon Carbon Corp.	172,088	2,583,041
#*Capital Gold Corp.	88,399	388,072
Carpenter Technology Corp.	139,009	4,957,061
*Century Aluminum Co.	280,743	3,795,645
#*Clearwater Paper Corp.	37,127	2,998,005
*Coeur d’Alene Mines Corp.	254,520	5,245,657
Commercial Metals Co.	187,803	2,606,706
*Continental Materials Corp.	300	5,354
*Core Molding Technologies, Inc.	10,717	51,334
Cytec Industries, Inc.	60,512	2,996,554
Deltic Timber Corp.	38,657	1,804,509
*Detrex Corp.	500	2,038
#Eagle Materials, Inc.	132,452	3,107,324
*Ferro Corp.	275,517	3,780,093
Flamemaster Corp.	189	921
#*Flotek Industries, Inc.	23,500	42,535
Friedman Industries, Inc.	21,781	147,457
#*General Moly, Inc.	213,746	1,115,754
#*Georgia Gulf Corp.	91,129	1,843,540
*Globe Specialty Metals, Inc.	239,578	3,723,042
*Graphic Packaging Holding Co.	742,399	2,717,180

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
H.B. Fuller Co.	162,218	$3,348,180
#Hawkins, Inc.	40,720	1,461,848
Haynes International, Inc.	36,065	1,307,717
*Headwaters, Inc.	159,570	542,538
#*Hecla Mining Co.	742,627	5,116,700
*Horsehead Holding Corp.	113,355	1,238,970
*Impreso, Inc.	5,200	4,576
Innophos Holdings, Inc.	67,884	2,492,700
*Innospec, Inc.	75,629	1,280,399
#Kaiser Aluminum Corp.	61,344	2,759,867
*KapStone Paper & Packaging Corp.	146,923	1,880,614
#KMG Chemicals, Inc.	32,656	456,857
#Koppers Holdings, Inc.	64,678	1,803,223
#*Kronos Worldwide, Inc.	9,097	367,974
*Landec Corp.	77,946	490,280
#Limoneira Co.	1,502	30,400
*Louisiana-Pacific Corp.	365,283	2,827,290
*LSB Industries, Inc.	67,307	1,504,311
*Material Sciences Corp.	254,823	1,314,887
#*Mercer International, Inc.	110,894	587,738
Minerals Technologies, Inc.	58,847	3,452,553
#*Mines Management, Inc.	60,944	151,141
*Mod-Pac Corp.	30,416	151,168
Myers Industries, Inc.	100,584	888,157
Neenah Paper, Inc.	104,799	1,608,665
NewMarket Corp.	43,500	5,155,620
NL Industries, Inc.	127,990	1,470,605
*Northern Technologies International Corp.	16,529	240,001
#Olin Corp.	246,312	4,923,777
Olympic Steel, Inc.	29,400	659,148
*OM Group, Inc.	90,200	3,000,954
*Omnova Solutions, Inc.	138,043	1,101,583
P.H. Glatfelter Co.	146,541	1,822,970
*Penford Corp.	49,937	296,626
*PolyOne Corp.	284,745	3,678,905
Quaker Chemical Corp.	35,912	1,307,915
*Rock of Ages Corp.	56,133	294,137
#*Rockwood Holdings, Inc.	141,834	4,811,009
*RTI International Metals, Inc.	95,010	2,954,811
Schnitzer Steel Industries, Inc. Class A	66,775	3,451,600
Schweitzer-Maudoit International, Inc.	74,268	4,766,520
#*Senomyx, Inc.	70,602	353,010
Sensient Technologies Corp.	146,892	4,746,081
*Spartech Corp.	100,918	853,766
#Stepan Co.	29,137	1,964,999
#*Stillwater Mining Co.	283,597	5,048,027
Synalloy Corp.	13,763	128,959
#Texas Industries, Inc.	83,891	2,866,555
*Titanium Metals Corp.	4,335	85,226
*U.S. Energy Corp.	10,000	52,400
*U.S. Gold Corp.	344,918	1,803,921
*UFP Technologies, Inc.	3,500	41,930
*United States Lime & Minerals, Inc.	18,396	745,038
*Universal Stainless & Alloy Products, Inc.	20,184	584,125
Valhi, Inc.	36,459	735,743
#*Verso Paper Corp.	24,736	90,534
Vulcan International Corp.	700	26,775
*Wausau Paper Corp.	351,094	2,963,233
*Webco Industries, Inc.	600	39,900
Westlake Chemical Corp.	131,818	4,212,903
*Williams Industries, Inc.	1,200	1,872

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#Worthington Industries, Inc.	229,097	$3,528,094
#*WR Grace & Co.	92,092	2,952,470
#*Xerium Technologies, Inc.	2,378	30,890
#*Zagg, Inc.	40,493	336,092
Zep, Inc.	68,381	1,240,431
*Zoltek Cos., Inc.	105,135	1,009,296

Total Materials		185,544,915

Other — (0.0%)
—*Avigen, Inc. Escrow Shares	193,723	—
—*Big 4 Ranch, Inc.	3,200	—
—*Concord Camera Corp. Escrow Shares	113,476	—
—*DLB Oil & Gas, Inc. Escrow Shares	1,300	—
—*ePresence, Inc. Escrow Shares	25,100	—
—*iGo, Inc. Escrow Shares	4,100	—
—*Landco Real Estate LLC.	800	—
—*MAIR Holdings, Inc. Escrow Shares	51,616	—
—*Noel Group, Inc.	8,000	40
—#*Pelican Financial, Inc. Escrow Shares	300	—
—*Petrocorp, Inc. Escrow Shares	6,900	414
—*Voyager Learning Co. Escrow Shares.	72,800	—

Total Other		454

Telecommunication Services — (0.9%)
#*AboveNet, Inc.	82,846	4,713,109
#Alaska Communications Systems Group, Inc.	147,149	1,475,904
*Arbinet Corp.	2,588	17,340
Atlantic Tele-Network, Inc.	48,458	2,047,835
#*Cbeyond, Inc.	70,542	955,844
*Cincinnati Bell, Inc.	582,893	1,428,088
*Cogent Communications Group, Inc.	101,838	1,104,942
#Consolidated Communications Holdings, Inc.	97,691	1,809,237
#*FiberTower Corp.	44,088	198,396
*General Communications, Inc. Class A	166,123	1,735,985
#*Global Crossing, Ltd.	111,760	1,519,936
#HickoryTech Corp.	32,243	293,411
*IDT Corp.	13,456	155,551
#*IDT Corp. Class B	53,772	789,373
*Iridium Communications, Inc.	64,154	529,270
#*Leap Wireless International, Inc.	219,044	2,499,292
#*Neutral Tandem, Inc.	70,286	1,027,581
NTELOS Holdings Corp.	130,911	2,378,653
*PAETEC Holding Corp.	375,142	1,583,099
#*Premiere Global Services, Inc.	199,337	1,361,472
Shenandoah Telecommunications Co.	56,662	1,034,082
*SureWest Communications	99,781	798,248
*Syniverse Holdings, Inc.	208,017	6,342,438
USA Mobility, Inc.	70,589	1,188,013
#*Vonage Holdings Corp.	590,453	1,505,655
#Warwick Valley Telephone Co.	25,407	363,320
*Xeta Corp.	69,805	254,090

Total Telecommunication Services		39,110,164

Utilities — (2.1%)
#ALLETE, Inc.	117,586	4,277,779
*AMEN Properties, Inc.	19	8,341
#American States Water Co.	59,559	2,224,529
Artesian Resources Corp.	14,740	281,239
Avista Corp.	178,341	3,894,967
#Black Hills Corp.	129,409	4,120,383

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
#*Cadiz, Inc.	28,192	$306,447
#California Water Service Group	66,236	2,473,252
Central Vermont Public Service Corp.	40,020	809,204
#CH Energy Group, Inc.	50,522	2,296,225
Chesapeake Utilities Corp.	29,893	1,096,774
Cleco Corp.	163,687	5,118,492
Connecticut Water Services, Inc.	25,260	616,597
Consolidated Water Co., Ltd.	3,884	39,733
Delta Natural Gas Co., Inc.	7,289	223,554
*El Paso Electric Co.	139,100	3,421,860
#Empire District Electric Co.	132,433	2,786,390
*Environmental Power Corp.	29,836	298
Gas Natural, Inc.	7,750	87,575
IDACORP, Inc.	119,621	4,402,053
Laclede Group, Inc.	64,466	2,263,401
Maine & Maritimes Corp.	4,330	193,768
#MGE Energy, Inc.	66,009	2,676,665
Middlesex Water Co.	48,152	859,995
#New Jersey Resources Corp.	119,196	4,826,246
Northwest Natural Gas Co.	84,470	4,163,526
NorthWestern Corp.	115,823	3,448,051
#Ormat Technologies, Inc.	8,963	255,535
#Otter Tail Corp.	106,489	2,185,154
Pennichuck Corp.	9,815	235,756
PNM Resources, Inc.	277,175	3,267,893
Portland General Electric Co.	240,896	5,034,726
*Renegy Holdings, Inc.	2,699	1,080
RGC Resources, Inc.	3,464	107,419
*RRI Energy, Inc.	467,410	1,757,462
SJW Corp.	56,883	1,376,569
#South Jersey Industries, Inc.	89,221	4,493,170
#Southwest Gas Corp.	134,997	4,692,496
UIL Holdings Corp.	96,162	2,784,852
Unisource Energy Corp.	116,179	4,074,398
#Unitil Corp.	35,369	768,215
#WGL Holdings, Inc.	37,929	1,462,163
#York Water Co.	36,785	582,307

Total Utilities		89,996,539

TOTAL COMMON STOCKS		3,374,374,323

RIGHTS/WARRANTS — (0.0%)
*Accuride Corp. Warrants 02/26/12	35,197	2,992
*Caliper Life Sciences, Inc. Warrants 08/10/11	44	4
*Celgene Corp. Contingent Value Rights	5,871	28,474
•*Contra Pharmacopeia Contingent Value Rights	20,649	—
•*CSF Holding, Inc. Litigation Rights	3,250	—
•*Emergent Biosolutions, Inc. Contingent Value Rights	17,329	—
*Federal-Mogul Corp. Warrants 12/27/14	4,373	1,924
•*Lantronix, Inc. Warrants	65	—
•Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights	344,196	—
•#*Pacific Capital Bancorp Rights	2,009,943	884,375
•*U.S. Concrete, Inc. Warrants A 08/31/17.	9,325	—
•*U.S. Concrete, Inc. Warrants B 08/31/17	9,325	—
*Valley National Bancorp Warrants 06/30/15	616	1,552

TOTAL RIGHTS/WARRANTS		919,321

TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	22,578,102	22,578,102

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (20.0%)
§@DFA Short Term Investment Fund	842,198,656	$842,198,656
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.23%, 11/01/10 (Collateralized by $3,946,848 FNMA 3.500%, 10/01/20, valued at $4,129,201) to be repurchased at $4,009,010	$4,009	4,008,933

TOTAL SECURITIES LENDING COLLATERAL		846,207,589

TOTAL INVESTMENTS — (100.0%)
(Cost $3,762,762,465)		$4,244,079,335

U.S. MICRO CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value†
COMMON STOCKS — (87.4%)
Consumer Discretionary — (14.0%)
*1-800-FLOWERS.COM, Inc.	161,868	$291,362
*4Kids Entertainment, Inc.	117,988	68,433
*AC Moore Arts & Crafts, Inc.	200,306	450,689
Acme United Corp.	30,407	297,989
*AFC Enterprises, Inc.	93,067	1,182,882
*AH Belo Corp.	245,466	1,784,538
*Aldila, Inc.	52,806	224,426
*All American Group, Inc.	117,100	17,565
*Alloy, Inc.	68,896	671,736
Ambassadors Group, Inc.	141,974	1,574,492
*Ambassadors International, Inc.	99	174
Amcon Distributing Co.	5,690	393,464
*American Apparel, Inc.	150,877	146,351
#*American Axle & Manufacturing Holdings, Inc.	307,027	2,830,789
*American Biltrite, Inc.	86,849	286,602
#*American Public Education, Inc.	12,612	352,632
*America’s Car-Mart, Inc.	105,056	2,801,844
*Amerigon, Inc.	53,409	575,749
#Arbitron, Inc.	115,336	2,920,308
*Arctic Cat, Inc.	110,720	1,473,683
Ark Restaurants Corp.	36,613	534,550
*Asbury Automotive Group, Inc.	295,080	4,255,054
*Ascent Media Corp.	8,528	232,303
*Atrinsic, Inc.	96,610	48,305
*Audiovox Corp. Class A	164,685	1,067,159
*Bakers Footwear Group, Inc.	60,195	59,593
*Ballantyne Strong, Inc.	52,791	444,500
*Bassett Furniture Industries, Inc.	90,500	428,970
*Beasley Broadcast Group, Inc.	65,543	286,423
#*Beazer Homes USA, Inc.	429,016	1,741,805
bebe stores, inc.	276,443	1,813,466
*Belo Corp.	790,625	4,577,719
*Benihana, Inc.	15,670	131,236
*Benihana, Inc. Class A	5,332	44,949
#Big 5 Sporting Goods Corp.	90,767	1,227,170
*Biglari Holdings, Inc.	12,870	4,290,729
#*BJ’s Restaurants, Inc.	218,820	7,253,883
*Blockbuster, Inc. Class A	721,128	31,730
*Blockbuster, Inc. Class B	269,832	6,476
#*Blue Nile, Inc.	46,771	1,992,445
*Bluegreen Corp.	277,229	895,450
Blyth, Inc.	34,255	1,374,311
#*Bon-Ton Stores, Inc. (The)	133,472	1,532,259
#Books-A-Million, Inc.	60,174	382,105
*Borders Group, Inc.	160,090	195,310
Bowl America, Inc. Class A	55,406	703,656
#*Boyd Gaming Corp.	39,623	329,267
*Broadview Institute, Inc.	15,800	35,787
*Brookfield Homes Corp.	86,139	718,399
Brown Shoe Co., Inc.	160,572	1,886,721
#Brunswick Corp.	289,098	4,573,530
#*Buffalo Wild Wings, Inc.	149,089	7,011,656
*Build-A-Bear-Workshop, Inc.	78,087	548,952
*Cache, Inc.	102,259	510,272
*California Coastal Communities, Inc.	107,476	81,682
*California Pizza Kitchen, Inc.	176,841	2,919,645
#Callaway Golf Co.	187,306	1,288,665
*Cambium Learning Group, Inc.	67,224	207,722

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Canterbury Park Holding Corp.	24,468	$204,675
*Caribou Coffee Co., Inc.	65,717	697,257
*Carmike Cinemas, Inc.	121,420	972,574
*Carriage Services, Inc.	168,400	884,100
*Carrols Restaurant Group, Inc.	216,330	1,462,391
*Casual Male Retail Group, Inc.	175,784	775,207
Cato Corp. Class A	251,022	6,639,532
*Cavco Industries, Inc.	56,647	1,795,143
*CEC Entertainment, Inc.	123,751	4,108,533
#*Charles & Colvard, Ltd.	55,191	123,628
*Charming Shoppes, Inc.	1,036,471	3,617,284
#Cherokee, Inc.	81,398	1,504,235
Christopher & Banks Corp.	132,276	788,365
*Chromcraft Revington, Inc.	81,837	157,945
#Churchill Downs, Inc.	112,024	4,058,630
#*Citi Trends, Inc.	130,565	2,739,254
*CKX, Inc.	61,141	249,455
*Clarus Corp.	138,650	987,188
*Coast Distribution System, Inc.	41,382	156,838
*Cobra Electronics Corp.	14,173	29,905
*Coldwater Creek, Inc.	340,576	1,147,741
Collectors Universe, Inc.	49,720	843,251
#*Conn’s, Inc.	224,642	988,425
*Core-Mark Holding Co., Inc.	45,769	1,510,377
#*Cosi, Inc.	3,033	3,427
*Cost Plus, Inc.	148,754	767,571
CPI Corp.	32,305	796,641
*Craftmade International, Inc.	63,108	349,618
*Crocs, Inc.	274,167	3,819,146
#*Crown Media Holdings, Inc.	170,294	497,258
CSS Industries, Inc.	52,750	882,508
*Culp, Inc.	186,578	1,891,901
#*Cumulus Media, Inc.	138,366	423,400
*Cybex International, Inc.	6,772	9,853
*Cycle Country Accessories Corp.	488	162
*Daily Journal Corp.	200	14,004
*Decorator Industries, Inc.	20,587	27,998
*dELiA*s, Inc.	7,960	12,975
*Delta Apparel, Inc.	77,201	997,437
#*Destination Maternity Corp.	43,319	1,582,443
#*DineEquity, Inc.	75,000	3,333,750
*Dixie Group, Inc.	104,300	378,609
*Dolan Media Co.	118,182	1,264,547
*Domino’s Pizza, Inc.	242,198	3,594,218
*Dorman Products, Inc.	158,055	5,767,427
Dover Downs Gaming & Entertainment, Inc.	135,731	472,344
*Dover Motorsports, Inc.	168,371	284,547
*Drew Industries, Inc.	187,163	3,943,524
#*drugstore.com, Inc.	316,603	506,565
*Duckwall-ALCO Stores, Inc.	52,342	673,642
*EDCI Holdings, Inc.	62,230	212,204
Educational Development Corp.	36,900	240,219
*Einstein Noah Restaurant Group, Inc.	49,674	549,394
*ELXSI Corp.	7,100	13,206
Emerson Radio Corp.	243,478	499,130
*Emmis Communications Corp. Class A	303,222	260,468
#*Empire Resorts, Inc.	96,174	82,710
*Enova Systems, Inc.	376	353
*Entercom Communications Corp.	359,150	2,998,902
*Entravision Communications Corp.	971,879	2,060,383
*Escalade, Inc.	62,320	280,440

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Ethan Allen Interiors, Inc.	211,149	$3,203,130
#*Ever-Glory International Group, Inc.	1,379	3,227
#*EW Scripps Co. Class A (The)	172,673	1,509,162
*Exide Technologies	289,919	1,707,623
*Famous Dave’s of America, Inc.	48,226	460,076
*Federal Screw Works	12,548	39,777
Finish Line, Inc. Class A	346,634	5,303,500
*Fisher Communications, Inc.	25,775	471,167
*Flanigan’s Enterprises, Inc.	20,756	142,594
Flexsteel Industries, Inc.	55,532	839,644
*Footstar, Inc.	81,000	38,070
*Frederick’s of Hollywood Group, Inc.	3,103	2,669
Fred’s, Inc.	304,496	3,647,862
Frisch’s Restaurants, Inc.	63,337	1,399,748
#*Fuel Systems Solutions, Inc.	142,950	5,858,091
*Full House Resorts, Inc.	16,904	59,164
*Furniture Brands International, Inc.	181,960	911,620
Gaiam, Inc.	56,924	401,883
*GameTech International, Inc.	40,067	11,591
Gaming Partners International Corp.	13,959	75,379
*Genesco, Inc.	140,800	4,612,608
*G-III Apparel Group, Ltd.	152,730	4,032,072
*Global Traffic Network, Inc.	19,730	125,680
*Golfsmith International Holdings, Inc.	1,000	3,200
*Gray Television, Inc.	363,896	709,597
*Gray Television, Inc. Class A	41,200	78,692
*Great Wolf Resorts, Inc.	256,847	606,159
#*Group 1 Automotive, Inc.	97,100	3,423,746
*Hallwood Group, Inc.	6,988	231,932
*Hampshire Group, Ltd.	25,800	103,200
*Harris Interactive, Inc.	559,304	508,967
Harte-Hanks, Inc.	337,917	4,082,037
*Hastings Entertainment, Inc.	95,270	632,593
Haverty Furniture Cos., Inc.	140,500	1,501,945
Haverty Furniture Cos., Inc. Class A	18,855	201,748
*Heelys, Inc.	9,600	25,728
*Helen of Troy, Ltd.	131,505	3,373,103
#*hhgregg, Inc.	37,298	859,346
#*Hibbett Sporting Goods, Inc.	196,698	5,301,011
*Hollywood Media Corp.	2,692	3,419
Hooker Furniture Corp.	89,112	941,914
#Hot Topic, Inc.	239,008	1,369,516
#*Hovnanian Enterprises, Inc.	192,367	684,827
*Image Entertainment, Inc.	74,886	13,479
*Infosonics Corp.	69,762	60,344
*Insignia Systems, Inc.	51,150	356,516
*Interval Leisure Group, Inc.	171,245	2,457,366
*iRobot Corp.	167,282	3,492,848
*Isle of Capri Casinos, Inc.	88,205	709,168
*J. Alexander’s Corp.	62,383	276,981
*Jackson Hewitt Tax Service, Inc.	77,675	76,898
*Jaclyn, Inc.	20,127	109,692
#*JAKKS Pacific, Inc.	224,954	4,240,383
#*Jamba, Inc.	30,939	73,325
*Jennifer Convertibles, Inc.	394	13
*Jo-Ann Stores, Inc.	93,633	4,049,627
*Johnson Outdoors, Inc. Class A	65,549	936,040
*Jos. A. Bank Clothiers, Inc.	34,044	1,484,318
*Journal Communications, Inc.	163,217	752,430
*K12, Inc.	88,598	2,472,770
*Kenneth Cole Productions, Inc. Class A	42,932	577,435

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Kid Brands, Inc.	184,100	$1,796,816
#*Kirkland’s, Inc.	68,446	920,599
*Knology, Inc.	135,036	1,964,774
*Kona Grill, Inc.	8,466	28,361
Koss Corp.	115,335	635,496
*Krispy Kreme Doughnuts, Inc.	289,990	1,623,944
KSW, Inc.	59,720	189,312
*K-Swiss, Inc. Class A	116,715	1,419,254
Lacrosse Footwear, Inc.	63,786	920,432
*Lakeland Industries, Inc.	40,544	394,899
*Lakes Entertainment, Inc.	153,415	358,991
*Lazare Kaplan International, Inc.	83,500	167,000
#*La-Z-Boy, Inc.	464,829	3,611,721
*Leapfrog Enterprises, Inc.	211,325	1,181,307
Learning Tree International, Inc.	162,923	1,580,353
*Lee Enterprises, Inc.	118,048	217,208
*Libbey, Inc.	66,415	882,655
*Lifetime Brands, Inc.	111,220	1,428,065
*LIN TV Corp. Class A	247,300	1,028,768
#*Lincoln Educational Services Corp.	121,494	1,513,815
#Lithia Motors, Inc.	112,936	1,231,002
#*Liz Claiborne, Inc.	340,166	2,081,816
#*LodgeNet Interactive Corp.	61,892	157,825
*Luby’s, Inc.	250,770	1,271,404
#*Lumber Liquidators Holdings, Inc.	74,706	1,798,920
*M/I Homes, Inc.	127,328	1,347,130
Mac-Gray Corp.	116,200	1,411,830
*Maidenform Brands, Inc.	208,612	5,582,457
Marcus Corp.	203,960	2,614,767
#*Marine Products Corp.	322,255	2,001,204
*MarineMax, Inc.	173,560	1,298,229
#*Martha Stewart Living Omnimedia Class A	114,061	497,306
*MAXXAM, Inc.	160	112,000
#*McClatchy Co. (The)	184,661	509,664
*McCormick & Schmick’s Seafood Restaurants, Inc.	37,359	333,616
McRae Industries, Inc. Class A	8,800	112,596
*Meade Instruments Corp.	7,633	24,578
*Media General, Inc.	143,738	791,996
*Mediacom Communications Corp. Class A	322,624	2,226,106
*Meritage Homes Corp.	131,663	2,410,750
*Midas, Inc.	128,631	946,724
*Modine Manufacturing Co.	205,920	2,784,038
*Monarch Casino & Resort, Inc.	145,178	1,676,806
#Monro Muffler Brake, Inc.	180,713	8,627,239
*Morgan’s Foods, Inc.	500	1,438
*Morgans Hotel Group Co.	157,431	1,270,468
*Morton’s Restaurant Group, Inc.	72,967	408,615
*Motorcar Parts of America, Inc.	10,590	107,065
*Movado Group, Inc.	164,071	1,844,158
*MTR Gaming Group, Inc.	17,983	34,707
*Multimedia Games, Inc.	266,797	1,045,844
*Nathan’s Famous, Inc.	57,075	914,912
National CineMedia, Inc.	134,748	2,495,533
National Presto Industries, Inc.	24,535	2,746,203
*Nautilus, Inc.	310,614	459,709
*Navarre Corp.	246,057	588,076
*Nevada Gold & Casinos, Inc.	352	366
*New Frontier Media, Inc.	2,326	4,047
*New York & Co., Inc.	198,699	619,941
#*Nexstar Broadcasting Group, Inc.	6,692	37,877
*Nobel Learning Communities, Inc.	71,537	480,013

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Nobility Homes, Inc.	43,800	$415,224
*NTN Communications, Inc.	55,566	21,121
#Nutri/System, Inc.	119,636	2,287,440
*O’Charley’s, Inc.	196,843	1,476,322
*Ohio Art Co.	3,600	10,980
*Orange 21, Inc.	13,301	21,149
*Orbitz Worldwide, Inc.	457,367	3,110,096
#*Orleans Homebuilders, Inc.	169,600	11,872
*Outdoor Channel Holdings, Inc.	142,299	751,339
#*Overstock.com, Inc.	195,758	2,625,115
Oxford Industries, Inc.	140,257	3,230,119
*P & F Industries, Inc. Class A	4,983	10,614
#*Pacific Sunwear of California, Inc.	263,520	1,570,579
*Palm Harbor Homes, Inc.	206,034	265,784
*Papa John’s International, Inc.	217,257	5,611,748
#*Peet’s Coffee & Tea, Inc.	131,536	5,031,252
Pep Boys - Manny, Moe & Jack (The)	431,491	5,044,130
#*Perfumania Holdings, Inc.	10,825	100,131
*Perry Ellis International, Inc.	115,889	2,605,185
PetMed Express, Inc.	237,313	3,666,486
#*Phoenix Footwear Group, Inc.	62,100	22,604
#*Pier 1 Imports, Inc.	759,929	6,596,184
*Pinnacle Entertainment, Inc.	540,950	6,924,160
*Playboy Enterprises, Inc. Class A	4,410	22,513
#*Playboy Enterprises, Inc. Class B	159,224	772,236
*Point.360	42,346	52,086
#*PokerTek, Inc.	294	332
*Premier Exhibitions, Inc.	2,033	3,924
#*Pre-Paid Legal Services, Inc.	89,366	5,378,046
Primedia, Inc.	436,562	1,602,183
*Princeton Review, Inc.	315,596	501,798
*Q.E.P. Co., Inc.	33,487	408,541
#*Quantum Fuel Systems Technologies Worldwide, Inc.	444,815	204,170
*Quiksilver, Inc.	487,006	2,030,815
#*Radio One, Inc.	320,517	371,800
#*Raser Technologies, Inc.	179,002	33,796
*RC2 Corp.	171,613	3,621,034
*Reading International, Inc. Class A	136,980	654,764
*Reading International, Inc. Class B	11,620	100,281
*Red Lion Hotels Corp.	168,696	1,327,638
*Red Robin Gourmet Burgers, Inc.	61,860	1,255,758
*Rentrak Corp.	103,398	2,807,256
*Retail Ventures, Inc.	190,275	2,585,837
RG Barry Corp.	127,905	1,322,538
*Rick’s Cabaret International, Inc.	29,099	220,861
*Riviera Holdings Corp.	66,300	2,984
*Rockford Corp.	80,475	104,618
*Rocky Brands, Inc.	50,100	459,417
#*Ruby Tuesday, Inc.	461,996	5,590,152
*Ruth’s Hospitality Group, Inc.	122,548	558,819
*Saga Communications, Inc.	38,991	795,026
*Salem Communications Corp.	170,251	546,506
#*Sealy Corp.	603,000	1,585,890
#*Select Comfort Corp.	202,145	1,679,825
*Shiloh Industries, Inc.	145,400	1,465,632
*Shoe Carnival, Inc.	103,420	2,368,318
*Shuffle Master, Inc.	226,426	2,130,669
#*Shutterfly, Inc.	115,937	3,489,704
*Silverleaf Resorts, Inc.	30,700	31,928
*Sinclair Broadcast Group, Inc. Class A	179,267	1,432,343
Skyline Corp.	74,594	1,330,011

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Smith & Wesson Holding Corp.	251,948	$944,805
Sonesta International Hotels Corp. Class A	25,972	439,446
#*Sonic Automotive, Inc.	257,900	2,816,268
#*Sonic Corp.	157,818	1,401,424
*Spanish Broadcasting System, Inc.	367,486	271,940
Spartan Motors, Inc.	97,026	492,892
*Spectrum Group International, Inc.	278,633	470,890
Speedway Motorsports, Inc.	115,551	1,767,930
*Sport Chalet, Inc. Class A	108,430	226,619
*Sport Chalet, Inc. Class B	15,525	36,639
*Sport-Haley, Inc.	32,100	24,876
*Sports Club Co., Inc. (The)	142,200	57,591
Stage Stores, Inc.	349,568	4,659,741
Standard Motor Products, Inc.	166,847	1,773,584
#*Standard Pacific Corp.	347,951	1,263,062
*Stanley Furniture, Inc.	31,496	121,575
*Star Buffet, Inc.	16,400	20,582
*Stein Mart, Inc.	119,116	1,118,499
*Steiner Leisure, Ltd.	56,958	2,208,262
*Steinway Musical Instruments, Inc.	74,389	1,265,357
#*Steven Madden, Ltd.	269,303	11,391,517
Stewart Enterprises, Inc.	472,565	2,627,461
*Stoneridge, Inc.	224,665	2,471,315
*Strattec Security Corp.	30,152	922,953
Sturm Ruger & Co., Inc.	189,301	2,964,454
Superior Industries International, Inc.	242,921	4,360,432
*Syms Corp.	143,600	1,046,844
Systemax, Inc.	342,869	4,440,154
#*Talbots, Inc.	53,718	525,362
*Tandy Brands Accessories, Inc.	60,077	197,053
Tandy Leather Factory, Inc.	4,424	19,908
*Town Sports International Holdings, Inc.	188,124	564,372
*Trans World Entertainment Corp.	218,126	396,989
*True Religion Apparel, Inc.	210,027	4,295,052
*Tuesday Morning Corp.	376,049	1,801,275
*Unifi, Inc.	490,405	2,319,616
*Universal Electronics, Inc.	139,890	2,946,083
Universal Technical Institute, Inc.	224,065	4,335,658
*US Auto Parts Network, Inc.	45,473	363,329
*Valassis Communications, Inc.	353,966	11,680,878
Value Line, Inc.	80,159	1,373,124
*Valuevision Media, Inc. Class A	366,310	868,155
*VCG Holding Corp.	74,107	135,616
#*Volcom, Inc.	88,553	1,520,455
*Waxman Industries, Inc.	975	2,730
*Wells-Gardner Electronics Corp.	99,900	190,809
#*West Marine, Inc.	178,586	1,751,929
#*Westwood One, Inc.	279	2,338
*Wet Seal, Inc. (The)	371,635	1,300,722
Weyco Group, Inc.	115,036	2,870,148
Williams Controls, Inc.	17,169	163,106
Winmark Corp.	54,688	1,800,329
*Winnebago Industries, Inc.	49,785	497,850
*WisdomTree Investments, Inc.	6,700	22,110
#*Xanadoo Co.	566	247,625
#*Zale Corp.	125,220	320,563
*Zumiez, Inc.	195,747	5,132,486

Total Consumer Discretionary		507,868,279

Consumer Staples — (4.2%)
Alico, Inc.	69,000	1,766,400

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Alliance One International, Inc.	873,724	$3,861,860
Andersons, Inc. (The)	164,550	6,478,334
Arden Group, Inc. Class A	14,821	1,305,137
B&G Foods, Inc.	198,114	2,426,897
*Boston Beer Co., Inc. Class A	76,841	5,501,047
Bridgford Foods Corp.	72,953	896,592
*Cagle’s, Inc. Class A	88,600	513,880
Calavo Growers, Inc.	114,866	2,519,011
#Cal-Maine Foods, Inc.	207,119	6,000,237
CCA Industries, Inc.	35,363	157,365
*Central Garden & Pet Co.	70,342	728,040
*Central Garden & Pet Co. Class A	322,975	3,375,089
#*Chiquita Brands International, Inc.	327,087	4,340,444
Coca-Cola Bottling Co.	72,353	3,857,862
Coffee Holding Co., Inc.	14,908	58,588
*Craft Brewers Alliance, Inc.	45,265	295,128
*Crystal Rock Holdings, Inc.	167	117
*Darling International, Inc.	634,525	6,351,595
#Diamond Foods, Inc.	106,745	4,718,129
*Elizabeth Arden, Inc.	261,981	5,357,511
Farmer Brothers Co.	86,805	1,424,470
*Glacier Water Services, Inc.	24,500	703,272
Golden Enterprises, Inc.	99,219	331,391
#*Great Atlantic & Pacific Tea Co.	170,988	588,199
Griffin Land & Nurseries, Inc. Class A	48,979	1,204,883
*Hain Celestial Group, Inc.	118,749	2,936,663
*Harbinger Group, Inc.	131,246	677,229
*Heckmann Corp.	37,812	154,651
*HQ Sustainable Maritime Industries, Inc.	35,127	116,270
*IGI Labratories, Inc.	30,339	45,812
Imperial Sugar Co.	83,731	1,063,384
Ingles Markets, Inc.	102,885	1,888,969
Inter Parfums, Inc.	251,933	4,406,308
J & J Snack Foods Corp.	180,997	7,759,341
*John B. Sanfilippo & Son, Inc.	73,994	992,999
*Katy Industries, Inc.	76,100	71,154
Lance, Inc.	242,108	5,505,536
#*Lifeway Foods, Inc.	157,955	1,566,914
*Mannatech, Inc.	47,776	89,341
#*Medifast, Inc.	64,755	1,546,349
MGP Ingredients, Inc.	52,799	476,247
Nash-Finch Co.	126,091	5,283,213
National Beverage Corp.	400,229	5,723,275
*Natural Alternatives International, Inc.	70,731	485,215
*Natural Health Trends Corp.	18,631	1,770
*Nature’s Sunshine Products, Inc.	153,100	1,342,687
*Nutraceutical International Corp.	58,827	955,939
Oil-Dri Corp. of America	58,075	1,277,069
*Omega Protein Corp.	144,310	815,352
*Orchids Paper Products Co.	52,280	679,640
*Overhill Farms, Inc.	87,218	453,534
*Pantry, Inc.	93,970	1,827,716
*Parlux Fragrances, Inc.	229,293	596,162
*PC Group, Inc.	13,200	1,584
*Physicians Formula Holdings, Inc.	20,693	74,081
*Pilgrim’s Pride Corp.	68,777	419,540
*Pizza Inn, Inc.	39,700	78,209
*Prestige Brands Holdings, Inc.	246,644	2,651,423
PriceSmart, Inc.	296,100	8,684,613
*Reddy Ice Holdings, Inc.	69,966	244,181
Reliv’ International, Inc.	102,054	200,026

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Revlon, Inc.	71,016	$811,003
#Rocky Mountain Chocolate Factory, Inc.	71,953	690,749
*Scheid Vineyards, Inc.	2,900	27,912
Schiff Nutrition International, Inc.	106,120	857,450
Scope Industries	8,083	1,414,525
*Seneca Foods Corp.	26,605	614,576
*Seneca Foods Corp. Class B	11,039	254,559
*Smart Balance, Inc.	236,856	843,207
Spartan Stores, Inc.	211,666	3,164,407
#*Star Scientific, Inc.	322,412	644,824
Stephan Co. (The)	33,500	91,622
*Susser Holdings Corp.	55,097	753,176
Tasty Baking Co.	91,003	575,139
*Tofutti Brands, Inc.	53,404	125,499
United-Guardian, Inc.	40,096	537,286
#*USANA Health Sciences, Inc.	155,615	6,834,611
Village Super Market, Inc.	69,464	2,028,349
WD-40 Co.	165,082	6,089,875
*Winn-Dixie Stores, Inc.	198,340	1,328,878

Total Consumer Staples		153,541,521

Energy — (3.2%)
*Abraxas Petroleum Corp.	486,100	1,497,188
Adams Resources & Energy, Inc.	38,954	763,498
*Allis-Chalmers Energy, Inc.	340,538	1,750,365
#Alon USA Energy, Inc.	29,793	168,926
*American Oil & Gas, Inc.	172,180	1,487,635
*Approach Resources, Inc.	56,774	877,158
*Barnwell Industries, Inc.	62,017	183,570
*Basic Energy Services, Inc.	174,223	1,926,906
#*BioFuel Energy Corp.	23,734	53,639
*Bolt Technology Corp.	74,412	826,717
#*BPZ Resources, Inc.	61,622	229,234
*Bronco Drilling Co., Inc.	137,816	581,584
*Callon Petroleum Co.	123,342	608,076
*Carrizo Oil & Gas, Inc.	91,561	2,162,671
#*Cheniere Energy, Inc.	170,912	560,591
*Clayton Williams Energy, Inc.	110,880	6,621,754
*Clean Energy Fuels Corp.	1,513	21,969
*Contango Oil & Gas Co.	15,924	837,443
*CREDO Petroleum Corp.	18,221	145,768
#*Crimson Exploration, Inc.	1,021	3,032
*Crosstex Energy, Inc.	460,604	3,735,498
*CVR Energy, Inc.	87,607	834,019
*Dawson Geophysical Co.	67,473	1,676,029
Delek US Holdings, Inc.	106,526	782,966
DHT Holdings, Inc.	48,669	209,277
*Double Eagle Petroleum Co.	24,570	104,668
*Endeavour International Corp.	6,329	8,734
*Energy Partners, Ltd.	39,890	445,571
*ENGlobal Corp.	238,498	689,259
*Evolution Petroleum Corp.	43,922	260,897
*FieldPoint Petroleum Corp.	47,214	136,448
#*FX Energy, Inc.	357,433	1,715,678
#*Gasco Energy, Inc.	6,138	2,087
#General Maritime Corp.	179,051	687,556
#*Geokinetics, Inc.	25,589	174,517
*GeoMet, Inc.	37,900	27,894
*GeoPetro Resources Co.	123	59
*GeoResources, Inc.	75,462	1,297,946
*Global Industries, Ltd.	147,209	852,340

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*GMX Resources, Inc.	73,404	$328,850
#*Goodrich Petroleum Corp.	12,407	169,231
#*Green Plains Renewable Energy, Inc.	80,951	900,175
#*GreenHunter Energy, Inc.	1,454	1,250
Gulf Island Fabrication, Inc.	110,573	2,525,487
*Gulfmark Offshore, Inc.	39,169	1,159,794
*Gulfport Energy Corp.	191,649	3,192,872
#*Harvest Natural Resources, Inc.	296,613	3,701,730
#*Hercules Offshore, Inc.	306,672	723,746
*HKN, Inc.	25,916	95,371
#*Hornbeck Offshore Services, Inc.	69,423	1,543,968
#Houston American Energy Corp.	231,468	3,252,125
*International Coal Group, Inc.	349,281	1,962,959
#*ION Geophysical Corp.	423,671	2,071,751
#*James River Coal Co.	118,550	2,052,100
#*Kodiak Oil & Gas Corp.	367,423	1,513,783
#*L&L Energy, Inc.	111,170	908,259
#*Lucas Energy, Inc.	25,273	51,304
*Magnum Hunter Resources Corp.	35,946	171,822
*Matrix Service Co.	208,057	1,889,158
*McMoran Exploration Co.	1,828	30,784
*Mexco Energy Corp.	3,421	20,458
*Mitcham Industries, Inc.	62,316	542,149
*National Coal Corp.	36,422	35,916
*Natural Gas Services Group, Inc.	49,930	786,398
*New Concept Energy, Inc.	8,973	29,790
*Newpark Resources, Inc.	798,676	4,696,215
*Northern Oil & Gas, Inc.	96,234	1,893,885
*OYO Geospace Corp.	41,230	2,498,950
#*Pacific Ethanol, Inc.	3,198	2,696
Panhandle Oil & Gas, Inc.	55,388	1,368,084
*Parker Drilling Co.	346,717	1,466,613
*Petroleum Development Corp.	129,177	4,031,614
#*PetroQuest Energy, Inc.	390,175	2,177,176
*PHI, Inc. Non-Voting	114,859	2,006,587
*PHI, Inc. Voting	9,577	159,074
*Pioneer Drilling Co.	230,527	1,420,046
*Pyramid Oil Co.	13,996	60,883
#*Rentech, Inc.	10,420	12,400
*REX American Resources Corp.	150,635	2,499,035
#*Rex Energy Corp.	190,140	2,342,525
*Rosetta Resources, Inc.	118,120	2,824,249
#*Royale Energy, Inc.	45,629	92,171
#*Seahawk Drilling, Inc.	2,306	23,244
#*Stone Energy Corp.	77,920	1,217,890
#*SulphCo, Inc.	5,241	1,310
*Syntroleum Corp.	445,746	797,885
*T-3 Energy Services, Inc.	51,145	1,711,823
*Tetra Technologies, Inc.	210,244	2,051,981
*TGC Industries, Inc.	77,004	284,915
*Toreador Resources Corp.	73,528	1,011,745
#*Trico Marine Services, Inc.	136,753	20,513
*Tri-Valley Corp.	69,236	50,473
*Union Drilling, Inc.	135,824	620,716
#*Uranium Energy Corp.	171,675	664,382
#*USEC, Inc.	479,609	2,575,500
*VAALCO Energy, Inc.	495,364	2,912,740
#*Venoco, Inc.	142,438	2,204,940
#*Verenium Corp.	2,570	9,843
#*Voyager Oil & Gas, Inc.	73,707	257,974
#W&T Offshore, Inc.	218,009	2,371,938

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Warren Resources, Inc.	289,844	$1,211,548
*Western Refining, Inc.	348,143	2,315,151
*Westmoreland Coal Co.	22,833	242,486
*Willbros Group, Inc.	93,597	829,269

Total Energy		117,550,866

Financials — (12.1%)
*1st Constitution Bancorp	13,972	108,982
1st Source Corp.	195,160	3,448,477
*1st United Bancorp, Inc.	6,845	41,207
21st Century Holding Co.	74,334	264,629
Abington Bancorp, Inc.	78,446	842,510
Access National Corp.	58,490	367,025
Advance America Cash Advance Centers, Inc.	184,300	919,657
*Advanta Corp. Class A	19,594	141
*Affirmative Insurance Holdings, Inc.	41,899	155,026
#Alliance Bancorp, Inc. of Pennsylvania	12,701	94,495
Alliance Financial Corp.	31,204	950,786
*Altisource Portfolio Solutions SA	77,729	2,033,391
*Amcore Financial, Inc.	229,205	688
Ameriana Bancorp	20,650	91,893
American Equity Investment Life Holding Co.	478,197	5,188,437
*American Independence Corp.	18,018	87,207
American National Bankshares, Inc.	54,265	1,236,157
American Physicians Services Group, Inc.	36,700	1,189,080
*American River Bankshares	15,679	90,781
*American Safety Insurance Holdings, Ltd.	39,565	734,722
*American Spectrum Realty, Inc.	12,342	168,098
#*AmericanWest Bancorporation	138,113	4,572
*Ameris Bancorp	107,870	999,955
*AMERISAFE, Inc.	129,403	2,470,303
*AmeriServe Financial, Inc.	189,054	302,486
AmTrust Financial Services, Inc.	167,458	2,506,846
#*Anchor Bancorp Wisconsin, Inc.	10,919	7,316
#*Ante5, Inc.	73,707	58,966
#Arrow Financial Corp.	112,696	2,748,655
ASB Financial Corp.	4,400	50,600
*Asset Acceptance Capital Corp.	288,037	1,664,854
Asta Funding, Inc.	13,755	113,204
*Atlantic American Corp.	1,291	2,233
*Atlantic Coast Federal Corp.	450	761
#*Atlantic Southern Financial Group, Inc.	6,530	6,399
Auburn National Bancorporation, Inc.	9,582	197,006
*Avatar Holdings, Inc.	78,308	1,428,338
*B of I Holding, Inc.	40,416	519,750
Baldwin & Lyons, Inc.	3,334	76,182
Baldwin & Lyons, Inc. Class B	91,616	2,290,400
BancFirst Corp.	120,233	4,941,576
Bancinsurance Corp.	39,480	327,704
Bancorp Rhode Island, Inc.	35,471	1,031,851
*Bancorp, Inc.	54,584	408,834
#*BancTrust Financial Group, Inc.	32,799	95,773
Bank Mutual Corp.	154,738	745,837
Bank of Commerce Holdings	19,304	74,320
*Bank of Florida Corp.	64,215	2,248
*Bank of Granite Corp.	4,272	3,503
Bank of Kentucky Financial Corp.	5,220	92,655
*Bank of the Carolinas Corp.	4,000	12,440
#Bank of the Ozarks, Inc.	156,092	5,933,057
#*BankAtlantic Bancorp, Inc.	221,461	200,422
BankFinancial Corp.	212,076	1,940,495

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*BankUnited Financial Corp. Class A	117,535	$9,403
Banner Corp.	139,256	231,165
Bar Harbor Bankshares	26,075	708,979
BCB Bancorp, Inc.	52,730	460,333
*BCSB Bancorp, Inc.	10,086	101,465
*Beach First National Bancshares, Inc.	380	4
Beacon Federal Bancorp, Inc.	6,271	70,988
*Beneficial Mutual Bancorp, Inc.	17,412	127,804
*Berkshire Bancorp, Inc.	10,471	49,109
Berkshire Hills Bancorp, Inc.	82,129	1,588,375
#*BFC Financial Corp.	109,891	34,066
*BNCCORP, Inc.	12,585	23,912
#Boston Private Financial Holdings, Inc.	311,694	1,779,773
Bridge Bancorp, Inc.	14,616	340,260
*Bridge Capital Holdings	5,696	51,207
Brookline Bancorp, Inc.	439,406	4,279,814
Brooklyn Federal Bancorp, Inc.	37,150	65,013
*Brunswick Bancorp	120	753
Bryn Mawr Bank Corp.	101,046	1,688,479
C&F Financial Corp.	5,087	95,381
*Cadence Financial Corp.	20,689	51,516
Calamos Asset Management, Inc.	17,005	203,890
California First National Bancorp	81,133	1,069,333
*Camco Financial Corp.	26,162	53,370
Camden National Corp.	77,363	2,648,909
*Cape Bancorp, Inc.	1,238	10,758
Capital Bank Corp.	12,543	20,445
#Capital City Bank Group, Inc.	150,073	1,793,372
Capital Properties, Inc.	5,522	51,161
—Capital Properties, Inc. Class B	5,522	—
Capital Southwest Corp.	10,117	977,606
#*Capitol Bancorp, Ltd.	56,165	64,028
Cardinal Financial Corp.	227,994	2,277,660
*Cardtronics, Inc.	180,319	3,056,407
*Carolina Bank Holdings, Inc.	4,335	12,355
Carrollton Bancorp	1,890	10,395
Carver Bancorp, Inc.	2,706	6,224
#*Cascade Financial Corp.	33,664	15,485
#Cathay General Bancorp	12,036	163,690
#Center Bancorp, Inc.	144,104	1,093,749
*Center Financial Corp.	161,133	841,114
CenterState Banks of Florida, Inc.	29,178	215,917
#Central Bancorp, Inc.	10,091	138,499
#*Central Pacific Financial Corp.	215,793	328,005
Central Virginia Bankshares, Inc.	5,733	5,446
*Centrue Financial Corp.	16,748	23,112
Century Bancorp, Inc. Class A	18,006	427,733
CFS Bancorp, Inc.	101,373	527,140
Charter Financial Corp.	750	6,225
Chemical Financial Corp.	235,414	4,774,196
*Chicopee Bancorp, Inc.	24,321	288,204
*Citizens Community Bancorp, Inc.	3,674	15,706
*Citizens First Bancorp, Inc.	62,120	4,348
*Citizens First Corp.	1,300	9,490
#Citizens Holding Co.	7,865	146,840
*Citizens Republic Bancorp, Inc.	989,661	682,866
Citizens South Banking Corp.	61,149	284,342
*Citizens, Inc.	387,783	2,683,458
#City Holding Co.	162,791	5,160,475
CKX Lands, Inc.	14,943	162,132
Clifton Savings Bancorp, Inc.	53,338	447,506

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*CNA Surety Corp.	222,085	$4,275,136
CNB Financial Corp.	49,123	682,318
#CoBiz Financial, Inc.	130,176	630,052
Codorus Valley Bancorp, Inc.	9,295	87,094
*Colonial Financial Services, Inc.	7,353	73,530
#*Colony Bankcorp, Inc.	37,943	147,219
Columbia Banking System, Inc.	149,631	2,724,781
Comm Bancorp, Inc.	5,278	207,214
Commercial National Financial Corp.	5,150	82,761
*Commonwealth Bankshares, Inc.	20,178	43,383
#Community Bank System, Inc.	220,197	5,146,004
*Community Capital Corp.	3,782	12,518
*Community Central Bank Corp.	1,567	942
Community Trust Bancorp, Inc.	139,259	3,803,163
*Community West Bancshares	12,713	43,224
*CompuCredit Holdings Corp.	347,675	1,957,410
Consolidated-Tokoma Land Co.	53,151	1,396,277
*Consumer Portfolio Services, Inc.	3,677	3,273
#*Cowen Group, Inc.	105,147	368,014
#*Cowlitz Bancorporation	940	282
*Crawford & Co. Class A	146,156	308,389
#*Crawford & Co. Class B	145,860	373,402
*Crescent Financial Corp.	11,905	25,834
#Danvers Bancorp, Inc.	84,756	1,273,883
#*Dearborn Bancorp, Inc.	21,086	38,166
Diamond Hill Investment Group, Inc.	401	30,709
Dime Community Bancshares, Inc.	344,890	5,031,945
*Dollar Financial Corp.	165,752	4,147,115
Donegal Group, Inc. Class A	169,997	2,354,458
Donegal Group, Inc. Class B	34,892	628,056
*Doral Financial Corp.	14,200	21,300
Duff & Phelps Corp.	65,567	914,004
Eastern Insurance Holdings, Inc.	14,939	166,271
Eastern Virginia Bankshares, Inc.	6,591	23,925
ECB Bancorp, Inc.	4,170	56,920
*eHealth, Inc.	74,374	1,004,793
#EMC Insurance Group, Inc.	116,309	2,458,772
Employers Holdings, Inc.	170,212	2,755,732
#*Encore Bancshares, Inc.	20,384	157,161
*Encore Capital Group, Inc.	207,755	4,221,582
Enterprise Bancorp, Inc.	25,000	287,250
Enterprise Financial Services Corp.	32,650	322,256
#Epoch Holding Corp.	81,497	1,086,355
ESB Financial Corp.	111,969	1,611,234
ESSA Bancorp, Inc.	53,642	678,571
Evans Bancorp, Inc.	11,138	155,932
Farmers Capital Bank Corp.	22,319	100,436
#FBL Financial Group, Inc. Class A	289,468	7,572,483
Federal Agricultural Mortgage Corp.	79,431	934,903
Federal Agricultural Mortgage Corp. Class A	4,100	43,972
Fidelity Bancorp, Inc.	5,604	32,363
#*Fidelity Southern Corp.	82,046	563,657
Financial Institutions, Inc.	61,349	1,107,349
*First Acceptance Corp.	45,747	85,089
First Advantage Bancorp	8,102	89,122
First Bancorp	143,484	1,921,251
First Bancorp of Indiana, Inc.	1,400	14,350
First Bancorp, Inc.	74,352	1,032,006
*First Bancshares, Inc.	4,498	31,239
First Bancshares, Inc. (The)	4,156	36,947
*First Bank of Delaware	50,014	85,024

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#First Busey Corp.	319,233	$1,481,241
First Business Financial Services, Inc.	5,750	58,938
*First California Financial Group, Inc.	6,995	17,208
*First Cash Financial Services, Inc.	294,883	8,572,249
#First Commonwealth Financial Corp.	86,887	505,682
First Community Bancshares, Inc.	109,147	1,469,119
First Defiance Financial Corp.	68,992	768,571
#*First Federal Bancshares of Arkansas, Inc.	52,380	98,474
*First Federal of Northern Michigan Bancorp, Inc.	13,700	35,483
#First Financial Corp.	122,228	3,572,724
First Financial Holdings, Inc.	106,430	1,112,194
First Financial Northwest, Inc.	39,600	151,272
*First Financial Service Corp.	18,814	91,436
*First Franklin Corp.	2,153	30,551
*First Investors Financial Services Group, Inc.	43,200	238,680
#First M&F Corp.	18,823	75,292
#*First Marblehead Corp. (The)	46,439	103,559
*First Mariner Bancorp, Inc.	23,940	17,213
First Merchants Corp.	170,070	1,414,982
First Mercury Financial Corp.	63,774	1,039,516
First Midwest Bancorp, Inc.	49,689	532,169
#First Pactrust Bancorp, Inc.	10,074	115,851
*First Place Financial Corp.	156,747	518,833
*First Regional Bancorp	2,345	23
First Security Group, Inc.	19,611	32,358
First South Bancorp, Inc.	59,381	596,185
#*First State Bancorporation	161,688	18,594
#First United Corp.	31,308	131,181
First West Virginia Bancorp, Inc.	1,040	15,912
Firstbank Corp.	35,127	170,366
*FirstCity Financial Corp.	90,800	767,260
#*Flagstar Bancorp, Inc.	29,880	38,844
Flagstone Reinsurance Holdings SA	13,212	144,011
Flushing Financial Corp.	197,812	2,601,228
#*FNB United Corp.	19,043	9,522
*Forestar Group, Inc.	99,823	1,706,973
*Fox Chase Bancorp, Inc.	46,220	450,645
*FPIC Insurance Group, Inc.	114,150	4,043,193
#*Franklin Credit Holding Corp.	17,900	3,580
#*Frontier Financial Corp.	3,072	375
German American Bancorp, Inc.	59,794	1,010,519
GFI Group, Inc.	344,625	1,650,754
*Gleacher & Co., Inc.	180,611	406,375
*Global Indemnity P.L.C.	39,631	668,971
Gouverneur Bancorp, Inc.	4,366	35,583
Great Southern Bancorp, Inc.	79,851	1,795,849
#*Greene Bancshares, Inc.	99,241	383,070
*Greenlight Capital Re, Ltd.	46,638	1,331,981
#*Grubb & Ellis Co.	2,288	2,448
GS Financial Corp.	9,668	98,034
*Guaranty Bancorp	220,959	362,373
*Guaranty Federal Bancshares, Inc.	17,335	84,768
*Habersham Bancorp	740	381
*Hallmark Financial Services, Inc.	104,524	934,445
Hampden Bancorp, Inc.	1,926	19,626
#*Hampton Roads Bankshares, Inc.	73,469	61,714
*Hanmi Financial Corp.	12,200	14,274
Harleysville Savings Financial Corp.	7,398	110,082
*Harrington West Financial Group, Inc.	9,629	106
*Harris & Harris Group, Inc.	116,527	485,918
Hawthorn Bancshares, Inc.	4,606	45,738

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Heartland Financial USA, Inc.	134,420	$2,076,789
*Heritage Commerce Corp.	68,765	258,556
*Heritage Financial Corp.	62,503	844,416
#Heritage Financial Group	8,390	69,218
HF Financial Corp.	34,401	355,706
*HFF, Inc.	64,215	631,233
*Hilltop Holdings, Inc.	182,183	1,820,008
Hingham Institution for Savings	14,377	575,080
*HMN Financial, Inc.	37,346	112,785
*Home Bancorp, Inc.	175	2,350
Home Bancshares, Inc.	110,370	2,270,311
Home Federal Bancorp, Inc.	60,301	726,024
*Homeowners Choice, Inc.	11,168	78,064
HopFed Bancorp, Inc.	16,900	152,438
Horace Mann Educators Corp.	424,387	7,931,793
Horizon Bancorp	11,151	281,563
#*Horizon Financial Corp.	117,723	706
Hudson Valley Holding Corp.	185	3,617
*Imperial Capital Bancorp, Inc.	51,800	412
Independence Holding Co.	45,258	382,883
#Independent Bank Corp. (453836108)	148,717	3,493,362
Independent Bank Corp. (453838609)	21,480	37,375
Indiana Community Bancorp	27,278	378,755
Infinity Property & Casualty Corp.	144,873	7,497,178
#*Integra Bank Corp.	161,455	114,391
#*Interactive Brokers Group, Inc.	181,574	3,399,065
*Intergroup Corp. (The)	6,500	151,125
#*International Assets Holding Corp.	49,778	1,097,605
#*Intervest Bancshares Corp.	872	2,006
*Investment Technology Group, Inc.	44,680	636,243
*Investors Capital Holdings, Ltd.	1,169	4,851
Investors Title Co.	21,301	689,939
*Jacksonville Bancorp, Inc.	5,187	40,173
Jefferson Bancshares, Inc.	5,911	20,748
JMP Group, Inc.	47,889	318,462
Kearny Financial Corp.	13,579	118,545
*Kennedy-Wilson Holdings, Inc.	291,318	3,108,363
*Kent Financial Services, Inc.	49,712	67,111
Kentucky First Federal Bancorp	38,012	359,213
K-Fed Bancorp	27,864	209,816
*LaBranche & Co., Inc.	21,118	68,634
Lake Shore Bancorp, Inc.	1,840	15,640
Lakeland Bancorp, Inc.	97,113	900,238
Lakeland Financial Corp.	85,317	1,620,170
Landmark Bancorp, Inc.	11,429	176,578
Legacy Bancorp, Inc.	34,967	267,847
#Life Partners Holdings, Inc.	86,079	1,597,626
LNB Bancorp, Inc.	55,939	269,626
*Louisiana Bancorp, Inc.	600	8,682
LSB Corp.	27,805	583,905
LSB Financial Corp.	2,723	27,911
#*Macatawa Bank Corp.	6,385	12,004
*Magyar Bancorp, Inc.	15,818	55,679
Maiden Holdings, Ltd.	26,598	203,475
MainSource Financial Group, Inc.	131,699	1,089,151
Malvern Federal Bancorp, Inc.	5,900	38,999
*Market Leader, Inc.	18,149	35,391
MarketAxess Holdings, Inc.	138,077	2,508,859
*Marlin Business Services Corp.	54,212	659,760
*Maui Land & Pineapple Co., Inc.	53,268	234,379
*Maxco, Inc.	18,800	21,620

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Mayflower Bancorp, Inc.	3,750	$36,375
#*Mays (J.W.), Inc.	2,700	34,965
#*MBT Financial Corp.	1,363	2,631
MCG Capital Corp.	320,075	2,026,075
Meadowbrook Insurance Group, Inc.	461,345	3,981,407
Medallion Financial Corp.	159,347	1,279,556
#*Mercantile Bancorp, Inc.	12,892	23,077
Mercantile Bank Corp.	1,869	7,794
Mercer Insurance Group, Inc.	59,580	1,093,293
Merchants Bancshares, Inc.	62,187	1,605,046
*Meridian Interstate Bancorp, Inc.	47,595	504,983
Meta Financial Group, Inc.	25,650	327,807
*Metro Bancorp, Inc.	65,159	658,757
*MetroCorp Bancshares, Inc.	64,415	208,705
MicroFinancial, Inc.	69,540	280,942
*Mid Penn Bancorp, Inc.	7,317	51,219
MidSouth Bancorp, Inc.	46,908	644,516
*Midwest Banc Holdings, Inc.	216,843	434
MidWestOne Financial Group, Inc.	2,926	43,041
Monroe Bancorp	12,041	137,267
MSB Financial Corp.	2,696	18,360
MutualFirst Financial, Inc.	38,773	313,674
*Nara Bancorp, Inc.	109,770	860,597
#*National Financial Partners Corp.	159,658	2,203,280
National Interstate Corp.	52,922	1,136,235
National Penn Bancshares, Inc.	173,596	1,126,638
National Security Group, Inc.	12,602	147,947
National Western Life Insurance Co. Class A	8,708	1,393,367
Naugatuck Valley Financial Corp.	6,841	34,068
*Navigators Group, Inc. (The)	31,684	1,456,513
NBT Bancorp, Inc.	117,736	2,596,079
Nelnet, Inc. Class A	18,766	421,672
*New Century Bancorp, Inc.	9,127	36,234
New England Bancshares, Inc.	3,972	28,757
New Hampshire Thrift Bancshares, Inc.	20,543	240,969
New Westfield Financial, Inc.	109,230	922,994
*NewBridge Bancorp	15,680	61,936
*Newport Bancorp, Inc.	11,702	139,956
*NewStar Financial, Inc.	47,573	362,031
North Central Bancshares, Inc.	17,500	237,562
*North Valley Bancorp	580	969
Northeast Bancorp	13,328	174,130
Northeast Community Bancorp, Inc.	24,952	149,213
#Northfield Bancorp, Inc.	100,606	1,141,878
Northrim Bancorp, Inc.	43,001	733,167
Northway Financial, Inc.	1,025	6,406
Norwood Financial Corp.	6,727	188,356
NYMAGIC, Inc.	72,223	1,853,964
Ocean Shore Holding Co.	20,232	222,552
OceanFirst Financial Corp.	111,907	1,336,170
Ohio Valley Banc Corp.	16,569	331,049
*Old Republic International Corp.	24,309	320,879
#Old Second Bancorp, Inc.	120,505	237,395
*Oppenheimer Holdings, Inc. Class A	2,145	54,590
#*Optimumbank Holdings, Inc.	2,715	1,751
Oriental Financial Group, Inc.	149,527	1,978,242
Oritani Financial Corp.	220,150	2,335,792
Osage Bancshares, Inc.	9,097	70,729
#*PAB Bankshares, Inc.	1,033	671
#*Pacific Capital Bancorp	87,058	55,717
Pacific Continental Corp.	86,971	722,729

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Pacific Mercantile Bancorp	2,247	$7,101
*Pacific Premier Bancorp, Inc.	32,933	172,569
*Pacific State Bancorp	1,069	96
#PacWest Bancorp	257,179	4,482,630
#*Park Bancorp, Inc.	3,302	16,741
Parkvale Financial Corp.	49,282	394,256
#*Patriot National Bancorp	15,644	56,318
Peapack-Gladstone Financial Corp.	85,161	1,033,003
Penns Woods Bancorp, Inc.	36,321	1,196,777
*Penson Worldwide, Inc.	46,945	241,767
Peoples Bancorp	3,331	46,467
Peoples Bancorp of North Carolina	15,724	80,192
Peoples Bancorp, Inc.	95,501	1,258,703
*Phoenix Cos., Inc. (The)	953,700	2,002,770
*PICO Holdings, Inc.	170,271	5,234,131
Pinnacle Bancshares, Inc.	2,000	18,800
#*Pinnacle Financial Partners, Inc.	138,593	1,581,346
#*PMI Group, Inc. (The)	604,894	2,026,395
Porter Bancorp, Inc.	26,193	290,742
#*Portfolio Recovery Associates, Inc.	97,409	6,531,273
*Preferred Bank	21,685	37,298
Premier Financial Bancorp, Inc.	26,344	176,241
Presidential Life Corp.	239,371	2,290,780
*Primus Guaranty, Ltd.	24,123	119,891
#Princeton National Bancorp, Inc.	16,430	79,686
*Providence Community Bancshares, Inc.	24	30
Provident Financial Holdings, Inc.	56,373	382,773
Provident Financial Services, Inc.	92	1,163
Provident New York Bancorp	401,514	3,561,429
#Prudential Bancorp, Inc. of Pennsylvania	25,488	157,516
*PSB Holdings, Inc.	1,113	4,207
#Pulaski Financial Corp.	71,405	506,976
Pzena Investment Management, Inc. Class A	8,221	55,656
QC Holdings, Inc.	171,344	645,967
*Rainier Pacific Financial Group, Inc.	51,047	556
Renasant Corp.	143,306	2,343,053
Republic Bancorp, Inc. Class A	199,397	4,075,675
*Republic First Bancorp, Inc.	71,317	154,758
Resource America, Inc.	171,132	1,055,884
Rewards Network, Inc.	87,316	1,196,229
*Riverview Bancorp, Inc.	96,249	209,823
Rockville Financial, Inc.	53,747	607,879
*Rodman & Renshaw Capital Group, Inc.	101,523	291,371
#Roma Financial Corp.	83,621	828,684
Rome Bancorp, Inc.	53,418	582,256
#*Royal Bancshares of Pennsylvania, Inc. Class A	26,270	43,871
Rurban Financial Corp.	2,810	8,149
S&T Bancorp, Inc.	72,869	1,428,232
#S.Y. Bancorp, Inc.	130,785	3,204,232
*Safeguard Scientifics, Inc.	197,266	2,903,756
Safety Insurance Group, Inc.	67,436	3,133,077
Salisbury Bancorp, Inc.	7,507	171,535
Sanders Morris Harris Group, Inc.	95,315	552,827
Sandy Spring Bancorp, Inc.	64,206	1,117,184
Savannah Bancorp, Inc. (The)	13,117	105,461
SCBT Financial Corp.	77,131	2,354,809
SeaBright Holdings, Inc.	163,587	1,369,223
*Seacoast Banking Corp. of Florida	114,505	143,131
*Security National Financial Corp. Class A	5,339	10,785
#Shore Bancshares, Inc.	36,155	356,488
SI Financial Group, Inc.	781	4,975

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Siebert Financial Corp.	12,841	$30,947
#Sierra Bancorp	89,338	930,009
Simmons First National Corp.	137,735	3,745,015
*Smithtown Bancorp, Inc.	86,817	323,827
Somerset Hills Bancorp	940	7,990
South Street Financial Corp.	2,945	9,718
*Southcoast Financial Corp.	1,443	4,978
*Southern Community Financial Corp.	45,616	74,354
*Southern Connecticut Bancorp, Inc.	15,438	91,856
*Southern First Bancshares, Inc.	22,642	150,003
Southern Missouri Bancorp, Inc.	5,163	81,834
*SouthFirst Bancshares, Inc.	100	358
Southside Bancshares, Inc.	96,719	1,819,284
Southwest Bancorp, Inc.	132,666	1,313,393
Southwest Georgia Financial Corp.	11,975	102,865
State Auto Financial Corp.	17,174	268,945
State Bancorp, Inc.	106,585	978,450
StellarOne Corp.	70,957	906,830
#Sterling Bancorp	272,969	2,563,179
#Sterling Bancshares, Inc.	615,273	3,316,321
#*Sterling Financial Corp.	94,253	50,897
#Stewart Information Services Corp.	154,678	1,673,616
*Stratus Properties, Inc.	70,975	628,838
Student Loan Corp.	489	14,582
#Suffolk Bancorp	96,990	2,512,041
*Sun Bancorp, Inc.	227,108	897,077
#*Superior Bancorp	3,626	3,039
*Sussex Bancorp	5,926	30,460
SWS Group, Inc.	265,182	1,821,800
*Taylor Capital Group, Inc.	71,984	868,127
Teche Holding Co.	16,949	550,842
*Tejon Ranch Co.	183,981	4,095,417
*Tennessee Commerce Bancorp, Inc.	2,115	8,820
Territorial Bancorp, Inc.	7,612	129,176
#*Texas Capital Bancshares, Inc.	168,714	3,062,159
TF Financial Corp.	20,649	459,440
*Thomas Properties Group, Inc.	276,089	1,032,573
*TIB Financial Corp.	5,062	2,025
*Tidelands Bancshares, Inc.	11,702	12,872
#*TierOne Corp.	163,324	980
Timberland Bancorp, Inc.	70,526	268,704
#Tompkins Financial Corp.	88,947	3,433,354
#Tower Bancorp, Inc.	3,353	72,492
*Tower Financial Corp.	7,603	54,285
#TowneBank	78,415	1,137,018
*TradeStation Group, Inc.	326,087	1,790,218
#*Tree.com, Inc.	23,004	170,230
*Trenwick Group, Ltd.	12,662	9
#*Triad Guaranty, Inc.	67,709	16,250
#TriCo Bancshares	150,056	2,339,373
#Trustco Bank Corp.	488,793	2,634,594
*UCBH Holdings, Inc.	196,446	2,200
Unico American Corp.	113,900	1,080,911
Union Bankshares, Inc.	13,711	248,992
Union First Market Bankshares Corp.	120,442	1,548,884
United Bancshares, Inc.	6,297	57,869
United Community Bancorp	1,450	10,295
*United Community Banks, Inc.	157,317	308,341
*United Community Financial Corp.	271,344	385,308
United Financial Bancorp, Inc.	66,000	893,640
United Fire & Casualty Co.	163,116	3,267,213

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*United PanAm Financial Corp.	150,147	$698,184
#*United Security Bancshares	96,890	474,761
*United Western Bancorp, Inc.	37,628	15,766
*Unity Bancorp, Inc.	32,585	192,252
Universal Insurance Holdings, Inc.	160,128	728,582
#Univest Corp. of Pennsylvania	98,525	1,858,182
ViewPoint Financial Group	119,979	1,151,798
*Virginia Commerce Bancorp, Inc.	45,402	241,085
*Virtus Investment Partners, Inc.	51,943	1,908,905
VIST Financial Corp.	11,422	78,926
VSB Bancorp, Inc.	2,766	32,500
#*Waccamaw Bankshares, Inc.	23,125	26,825
Wainwright Bank & Trust Co.	15,934	303,861
Washington Banking Co.	83,816	1,055,243
Washington Trust Bancorp, Inc.	132,101	2,653,909
*Waterstone Financial, Inc.	29,050	108,647
Wayne Savings Bancshares, Inc.	3,361	28,367
WesBanco, Inc.	243,744	4,048,588
*West Bancorporation, Inc.	79,237	520,587
*West Coast Bancorp	226,582	595,911
#*Western Alliance Bancorp	329,625	1,990,935
#Westwood Holdings Group, Inc.	68,070	2,452,562
#White River Capital, Inc.	4,182	80,462
Wilber Corp.	25,694	237,926
Wilshire Bancorp, Inc.	261,539	1,754,927
#*World Acceptance Corp.	156,911	6,770,710
WSB Holdings, Inc.	45,558	108,200
WSFS Financial Corp.	12,200	476,288
WVS Financial Corp.	12,479	130,780
*Yadkin Valley Financial Corp.	25,845	60,219
*ZipRealty, Inc.	117,880	381,931
Total Financials		437,181,706

Health Care — (11.4%)
*A.D.A.M., Inc.	17,336	125,686
*Abaxis, Inc.	182,116	4,372,605
#*ABIOMED, Inc.	311,076	3,207,194
*Acadia Pharmaceuticals, Inc.	4,078	3,181
*Accelr8 Technology Corp.	33,734	37,107
*Accelrys, Inc.	527,991	3,827,935
#*Access Pharmaceuticals, Inc.	15,200	45,600
*Accuray, Inc.	251,421	1,654,350
*Achillion Pharmaceuticals, Inc.	78,444	224,350
*Adcare Health Systems, Inc.	6,720	25,603
*Adolor Corp.	294,513	365,196
*AdvanSource Biomaterials Corp.	154,064	35,589
*Affymax, Inc.	147,770	749,194
#*Affymetrix, Inc.	214,270	959,930
#*Air Methods Corp.	115,182	4,710,944
*Akorn, Inc.	788,087	3,522,749
*Albany Molecular Research, Inc.	318,199	2,036,474
*Alexza Pharmaceuticals, Inc.	154,400	160,576
#*Alliance HealthCare Services, Inc.	473,085	1,863,955
*Allied Healthcare International, Inc.	352,329	997,091
*Allied Healthcare Products, Inc.	15,612	57,764
#*Allos Therapeutics, Inc.	651,602	2,593,376
*Almost Family, Inc.	28,219	974,402
#*Alphatec Holdings, Inc.	196,459	428,281
#*AMAG Pharmaceuticals, Inc.	117,140	1,863,697
America Services Group, Inc.	60,231	921,534
*American Caresource Holding, Inc.	6,054	9,263

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*American Dental Partners, Inc.	94,820	$1,105,601
*American Learning Corp.	2,200	1,980
*American Shared Hospital Services	35,563	103,133
*Amicus Therapeutics, Inc.	4,113	16,987
*AMN Healthcare Services, Inc.	265,959	1,409,583
*Amsurg Corp.	295,558	5,343,689
*Anadys Pharmaceuticals, Inc.	105,594	153,111
Analogic Corp.	126,116	5,754,673
*Angeion Corp.	1,294	5,474
*AngioDynamics, Inc.	185,183	2,633,302
*Anika Therapeutics, Inc.	104,524	677,316
*Animal Health International, Inc.	1,227	3,411
*ARCA Biopharma, Inc.	31,479	122,453
#*Ardea Biosciences, Inc.	49,756	1,060,798
#*Arena Pharmaceuticals, Inc.	245,247	404,658
#*Ariad Pharmaceuticals, Inc.	887,486	3,265,948
*Arqule, Inc.	394,332	2,176,713
*Array BioPharma, Inc.	474,540	1,537,510
Arrhythmia Research Technology, Inc.	26,575	147,491
*ArthroCare Corp.	32,887	897,157
*ARYx Therapeutics, Inc.	25,093	13,550
*Assisted Living Concepts, Inc.	40,187	1,296,031
*AtriCure, Inc.	37,697	297,429
Atrion Corp.	19,961	3,251,248
#*AVANIR Pharmaceuticals, Inc.	324,380	788,243
*AVI BioPharma, Inc.	3,910	8,289
*Bioanalytical Systems, Inc.	30,808	33,889
*BioClinica, Inc.	145,077	584,660
#*BioCryst Pharmaceuticals, Inc.	368,706	1,828,782
#*Biodel, Inc.	157,030	566,878
#*BioLase Technology, Inc.	1,870	3,478
*BioMimetic Therapeutics, Inc.	53,606	607,892
*Bio-Reference Labs, Inc.	241,100	5,198,116
#*BioSante Pharmaceuticals, Inc.	142,832	214,248
#*BioScrip, Inc.	356,462	2,006,881
*BioSpecifics Technologies Corp.	29,471	810,453
#*Biotime, Inc.	4,004	24,024
*BMP Sunstone Corp.	74,018	728,337
#*Bovie Medical Corp.	158,699	290,419
#*BSD Medical Corp.	208,291	989,382
#*Cadence Pharmaceuticals, Inc.	202,739	1,800,322
*Caliper Life Sciences, Inc.	463,531	2,085,890
*Cambrex Corp.	280,334	1,269,913
Cantel Medical Corp.	115,249	2,134,411
*Capital Senior Living Corp.	189,037	1,126,661
*Capstone Therapeutics Corp.	315,300	277,464
*Caraco Pharmaceutical Laboratories, Ltd.	261,262	1,348,112
*Cardiac Science Corp.	187,226	426,875
*Cardica, Inc.	57,828	131,848
*Cardiovascular Systems, Inc.	7,615	50,183
#*Cardium Therapeutics, Inc.	18	8
#*CAS Medical Systems, Inc.	997	3,170
*Catalyst Pharmaceutical Partners, Inc.	25,086	28,096
*Celera Corp.	466,478	2,658,925
#*Celldex Therapeutics, Inc.	116,893	520,174
#*Celsion Corp.	82,414	252,187
#*Cepheid, Inc.	24,560	516,742
#*Cerus Corp.	64,262	211,422
#*Clarient, Inc.	44,200	220,558
#*Cleveland Biolabs, Inc.	2,513	16,812
#*Clinical Data, Inc.	122,209	2,320,749

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Columbia Laboratories, Inc.	27,734	$37,441
*CombiMatrix Corp.	21,797	47,082
#Computer Programs & Systems, Inc.	98,074	4,479,040
#*Conceptus, Inc.	278,929	3,963,581
*CONMED Corp.	265,831	5,850,940
*Continucare Corp.	197,901	890,555
#*Corcept Therapeutics, Inc.	199,501	712,219
*Cornerstone Therapeutics, Inc.	8,755	54,806
*Corvel Corp.	135,738	6,081,062
*CPEX Pharmaceuticals, Inc.	20,495	491,880
*Cross Country Healthcare, Inc.	246,351	1,798,362
*CryoLife, Inc.	246,829	1,592,047
*Curis, Inc.	164,741	230,637
*Cutera, Inc.	39,616	286,424
*Cyberonics, Inc.	221,629	6,097,014
#*Cyclacel Pharmaceuticals, Inc.	92,895	152,348
*Cynosure, Inc. Class A	33,381	339,819
*Cypress Bioscience, Inc.	181,529	724,301
*Cytokinetics, Inc.	207,907	548,874
#*Cytori Therapeutics, Inc.	144,413	701,847
Daxor Corp.	43,502	395,868
*Del Global Technologies Corp.	157,042	109,929
*DepoMed, Inc.	176,162	861,432
*DexCom, Inc.	239,046	3,286,882
*Digirad Corp.	74,685	143,395
#*Discovery Laboratories, Inc.	263,959	55,141
*Durect Corp.	607,024	1,620,754
*DUSA Pharmaceuticals, Inc.	21,621	55,998
*Dyax Corp.	689,190	1,660,948
#*Dynacq Healthcare, Inc.	64,639	141,559
*Dynavax Technologies Corp.	2,993	5,447
*Emergent BioSolutions, Inc.	135,506	2,448,590
Emergent Group, Inc.	6,700	35,711
*Emeritus Corp.	155,361	2,897,483
#*Emisphere Technologies, Inc.	2,065	3,572
*Encision, Inc.	3,700	3,700
•*Endo Pharmaceuticals Solutions	203,104	223,414
*Endologix, Inc.	7,019	38,815
Ensign Group, Inc.	100,374	1,884,020
*EnteroMedics, Inc.	633	1,203
*Entremed, Inc.	1,607	6,830
*Enzo Biochem, Inc.	119,267	514,041
*Enzon Pharmaceuticals, Inc.	256,231	2,882,599
*eResearch Technology, Inc.	513,923	3,916,093
#*Exact Sciences Corp.	181,881	1,247,704
*Exactech, Inc.	100,152	1,628,472
#*Exelixis, Inc.	332,859	1,484,551
*Five Star Quality Care, Inc.	147,911	803,157
#*Genomic Health, Inc.	161,242	2,283,187
*Genoptix, Inc.	50,905	866,403
*Gentiva Health Services, Inc.	118,655	2,762,288
#*Geron Corp.	381,628	2,129,484
*Greatbatch, Inc.	212,679	4,625,768
*GTC Biotherapeutics, Inc.	8,642	2,074
#*GTx, Inc.	169,636	474,981
#*Halozyme Therapeutics, Inc.	325,247	2,384,061
*Hanger Orthopedic Group, Inc.	284,956	5,334,376
*Hansen Medical, Inc.	26,688	45,636
*Harvard Bioscience, Inc.	306,263	1,206,676
*HealthStream, Inc.	175,019	1,120,122
*Healthways, Inc.	103,694	1,086,713

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*HeartWare International, Inc.	4,580	$312,997
#*Helicos BioSciences Corp.	168,102	81,529
*Hemispherx Biopharma, Inc.	93,100	48,179
#*Hi-Tech Pharmacal Co., Inc.	109,346	2,365,154
*Hooper Holmes, Inc.	672,769	470,602
*iBio, Inc.	116,875	254,203
*iCAD, Inc.	37,500	54,750
*Icagen, Inc.	19	24
*ICU Medical, Inc.	135,004	4,927,646
*Idenix Pharmaceuticals, Inc.	173,374	750,709
*Idera Pharmaceuticals, Inc.	154,651	417,558
#*ImmunoGen, Inc.	253,856	2,086,696
#*Immunomedics, Inc.	232,007	911,788
*Incyte Corp.	349,139	5,816,656
*Infinity Pharmaceuticals, Inc.	148,385	842,827
*Inhibitex, Inc.	12,200	24,278
*Inovio Pharmaceuticals, Inc.	10,400	11,752
*Inspire Pharmaceuticals, Inc.	503,708	3,525,956
#*Insulet Corp.	180,894	2,885,259
*IntegraMed America, Inc.	71,370	606,645
#*InterMune, Inc.	35,876	471,411
Invacare Corp.	248,109	6,698,943
*IPC The Hospitalist Co.	50,339	1,612,358
*Iridex Corp.	6,461	22,937
*IRIS International, Inc.	173,728	1,608,721
#*IsoRay, Inc.	20	24
*ISTA Pharmaceuticals, Inc.	114,222	493,439
*IVAX Diagnostics, Inc.	119	69
*Jazz Pharmaceuticals, Inc.	79,394	843,958
*Kendle International, Inc.	141,740	1,291,251
#*Kensey Nash Corp.	116,629	3,144,318
*Keryx Biopharmaceuticals, Inc.	45,500	234,780
Kewaunee Scientific Corp.	25,060	280,421
*Kindred Healthcare, Inc.	195,090	2,676,635
*K-V Pharmaceutical Co.	128,250	298,822
*K-V Pharmaceutical Co. Class B	168	418
Landauer, Inc.	89,070	5,441,286
*Lannet Co., Inc.	29,908	153,129
*LCA-Vision, Inc.	173,831	1,209,864
*LeMaitre Vascular, Inc.	76,000	494,000
*Lexicon Pharmaceuticals, Inc.	27,284	48,293
#*LHC Group, Inc.	116,803	3,142,001
*Ligand Pharmaceuticals, Inc. Class B	523,077	847,385
*Luminex Corp.	50,930	917,249
*Luna Innovations, Inc.	17,526	32,598
#*MAKO Surgical Corp.	38,494	414,965
#*Mannkind Corp.	54,331	346,632
#*MAP Pharmaceuticals, Inc.	41,061	625,359
#*Marina Biotech, Inc.	1,880	3,929
#*Martek Biosciences Corp.	151,501	3,325,447
*Matrixx Initiatives, Inc.	88,949	476,767
#*Maxygen, Inc.	355,981	2,281,838
*MedCath Corp.	91,877	910,501
*Medical Action Industries, Inc.	158,571	1,573,024
*Medical Staffing Network Holdings, Inc.	222,424	311
*Medicines Co. (The)	210,514	2,688,264
*MediciNova, Inc.	20,749	108,102
—*MediciNova, Inc. Convertible Shares	3,239	2,482
#*MedQuist, Inc.	60,629	514,134
*MEDTOX Scientific, Inc.	77,329	907,069
*Merge Healthcare, Inc.	272,073	908,724

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Merit Medical Systems, Inc.	257,566	$4,072,118
#*Metabolix, Inc.	63,259	883,096
*Metropolitan Health Networks, Inc.	409,352	1,735,652
*Micromet, Inc.	206,152	1,544,078
*MiddleBrook Pharmaceuticals, Inc.	3,172	270
*Misonix, Inc.	62,750	144,325
#*Molecular Insight Pharmaceuticals, Inc.	207,458	201,214
*Molina Healthcare, Inc.	122,298	3,169,964
#*Momenta Pharmaceuticals, Inc.	122,541	2,047,660
*MWI Veterinary Supply, Inc.	95,555	5,465,746
*Myrexis, Inc.	3,388	12,434
*Nabi Biopharmaceuticals	480,876	2,361,101
*Nanosphere, Inc.	128,835	584,911
#National Healthcare Corp.	103,689	3,775,316
National Research Corp.	67,439	1,897,059
*Natus Medical, Inc.	258,066	3,380,665
#*Nektar Therapeutics	28,017	408,208
*Neogen Corp.	203,656	6,806,184
*Neurocrine Biosciences, Inc.	386,646	3,147,298
#*NeurogesX, Inc.	50,878	354,620
*Neurometrix, Inc.	8,076	4,244
*Nighthawk Radiology Holdings, Inc.	143,540	920,091
*NovaMed, Inc.	72,805	855,459
#*Novavax, Inc.	419,927	1,020,423
*Novt Corp.	193	120,626
*NPS Pharmaceuticals, Inc.	132,566	825,886
*NxStage Medical, Inc.	335,606	6,765,817
*Obagi Medical Products, Inc.	83,649	954,435
#*Oculus Innovative Sciences, Inc.	219	339
*Omnicell, Inc.	231,483	3,233,818
*OncoGenex Pharmaceutical, Inc.	16,093	254,108
*Oncothyreon, Inc.	74,088	254,863
#*Opexa Therapeutics, Inc.	18,635	28,139
*Opko Health, Inc.	32,883	90,757
#*Optimer Pharmaceuticals, Inc.	88,894	834,715
*OraSure Technologies, Inc.	245,920	1,000,894
*Orchid Cellmark, Inc.	287,304	448,194
*Ore Pharmaceutical Holdings, Inc.	50,794	13,714
#*Orexigen Therapeutics, Inc.	125,357	663,139
*Orthovita, Inc.	359,054	782,738
*Osiris Therapeutics, Inc.	104,201	765,877
*Osteotech, Inc.	35,398	229,733
*OTIX Global, Inc.	417	4,566
*Pain Therapeutics, Inc.	408,891	3,140,283
*Palomar Medical Technologies, Inc.	70,706	748,069
*PDI, Inc.	131,394	1,152,325
PDL BioPharma, Inc.	262,094	1,370,752
*Pernix Therapeutics Holdings, Inc.	282	1,074
*Pharmasset, Inc.	25,475	955,312
#*PharmAthene, Inc.	12,300	43,173
*PharMerica Corp.	280,658	2,817,806
*PHC, Inc.	26,839	36,233
*PhotoMedex, Inc.	493	2,588
#*Poniard Pharmaceuticals, Inc.	90,312	48,100
#*Pozen, Inc.	244,062	1,623,012
*Progenics Pharmaceuticals, Inc.	284,075	1,335,152
*ProPhase Labs, Inc.	56,585	67,902
*Prospect Medical Holdings, Inc.	32,562	274,823
*Providence Service Corp.	49,219	808,668
Psychemedics Corp.	1,558	13,679
*Questcor Pharmaceuticals, Inc.	327,709	4,020,989

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Quidel Corp.	306,100	$3,538,516
*RadNet, Inc.	75,357	162,771
#*Raptor Pharmaceutical Corp.	859	2,886
*Regeneration Technologies, Inc.	302,085	746,150
*RehabCare Group, Inc.	128,821	2,863,691
*Repligen Corp.	314,775	1,221,327
#*Repros Therapeutics, Inc.	10,473	13,720
*Res-Care, Inc.	274,291	3,628,870
*Retractable Technologies, Inc.	272	457
#*Rigel Pharmaceuticals, Inc.	215,294	1,789,093
*Rochester Medical Corp.	101,268	1,103,821
#*Rockwell Medical Technologies, Inc.	44,850	382,122
*Rural/Metro Corp.	110,300	950,786
#*RXi Pharmaceuticals Corp.	319	1,065
*Sangamo BioSciences, Inc.	343,507	1,277,846
*Santarus, Inc.	176,595	552,742
#*Savient Pharmaceuticals, Inc.	52,516	651,724
#*SciClone Pharmaceuticals, Inc.	162,584	547,908
*Senesco Technologies, Inc.	185	43
#*Sequenom, Inc.	183,700	1,166,495
*SeraCare Life Sciences, Inc.	127,485	483,168
*Skilled Healthcare Group, Inc.	93,506	350,648
*Solta Medical, Inc.	3,600	7,632
#*Somaxon Pharmaceuticals, Inc.	798	2,234
*SonoSite, Inc.	152,000	4,737,840
Span-American Medical System, Inc.	32,884	460,705
*Spectranetics Corp.	226,101	1,062,675
*Spectrum Pharmaceuticals, Inc.	121,033	514,390
*SRI/Surgical Express, Inc.	47,068	146,617
#*Staar Surgical Co.	274,504	1,446,636
*StemCells, Inc.	144,887	128,949
#*Stereotaxis, Inc.	155,719	615,090
*Strategic Diagnostics, Inc.	1,653	2,794
*Sucampo Pharmaceuticals, Inc.	26,058	88,076
*Sun Healthcare Group, Inc.	419,158	3,986,193
*SunLink Health Systems, Inc.	33,465	61,241
*Sunrise Senior Living, Inc.	149,510	512,819
*SuperGen, Inc.	109,302	303,860
*SurModics, Inc.	178,665	2,136,833
*Symmetry Medical, Inc.	268,247	2,373,986
*Synovis Life Technologies, Inc.	118,002	1,770,030
*Synta Pharmaceuticals Corp.	103,928	384,534
#*Targacept, Inc.	65,076	1,611,282
*Telik, Inc.	140,820	115,332
*Theragenics Corp.	278,526	339,802
*Threshold Pharmaceuticals, Inc.	17,876	23,954
*TomoTherapy, Inc.	114,331	436,744
*TranS1, Inc.	50,899	115,541
*Transcend Services, Inc.	33,911	590,730
*Transcept Pharmaceuticals, Inc.	115,896	717,396
*Trimeris, Inc.	27,266	73,073
*Triple-S Management Corp.	71,520	1,206,542
*U.S. Physical Therapy, Inc.	118,305	2,220,585
*Urologix, Inc.	123,100	99,711
*Uroplasty, Inc.	12,179	56,632
Utah Medical Products, Inc.	48,415	1,380,796
*Vanda Pharmaceuticals, Inc.	67,471	493,213
*Vascular Solutions, Inc.	159,912	1,731,847
*Vical, Inc.	136,268	294,339
*Vision-Sciences, Inc.	23,250	31,620
*Vital Images, Inc.	114,173	1,518,501

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Vivus, Inc.	552,374	$4,275,375
*Wright Medical Group, Inc.	160,072	2,135,360
#*XenoPort, Inc.	84,117	651,907
*Xoma, Ltd.	9	21
Young Innovations, Inc.	72,296	2,007,660
*Zoll Medical Corp.	170,789	5,555,766
Total Health Care		411,130,933

Industrials — (16.1%)
#*3D Systems Corp.	187,074	4,833,992
*A.T. Cross Co.	78,714	550,998
#AAON, Inc.	184,938	4,540,228
*AAR Corp.	110,173	2,428,213
*Acacia Technologies Group	355,785	9,470,997
*ACCO Brands Corp.	283,999	1,769,314
*Accuride Corp.	1,882	2,334
#Aceto Corp.	226,997	1,672,968
*Active Power, Inc.	333,059	599,506
Administaff, Inc.	112,236	2,941,706
*Advisory Board Co. (The)	64,101	3,000,568
*AeroCentury Corp.	8,566	140,140
*Aerosonic Corp.	5,480	15,289
*Aerovironment, Inc.	93,773	2,199,915
*Air Transport Services Group, Inc.	256,381	1,722,880
Aircastle, Ltd.	224,541	2,068,023
#*AirTran Holdings, Inc.	487,500	3,607,500
Alamo Group, Inc.	90,749	2,177,976
Albany International Corp.	114,032	2,326,253
*Allied Defense Group, Inc.	51,940	140,238
*Allied Motion Technologies, Inc.	34,580	165,984
*Altra Holdings, Inc.	140,678	2,082,034
#*American Commercial Lines, Inc.	52,634	1,744,817
*American Railcar Industries, Inc.	140,290	2,161,869
*American Reprographics Co.	170,294	1,212,493
American Science & Engineering, Inc.	87,246	7,184,708
American Woodmark Corp.	129,485	2,291,885
Ameron International Corp.	79,295	5,452,324
Ampco-Pittsburgh Corp.	85,163	2,201,464
*AMREP Corp.	55,375	551,535
*APAC Customer Services, Inc.	207,027	1,256,654
Apogee Enterprises, Inc.	252,406	2,647,739
*Applied Energetics, Inc.	1,516	1,577
Applied Signal Technologies, Inc.	121,977	4,093,548
*Argan, Inc.	22,352	189,321
#Arkansas Best Corp.	156,401	3,961,637
#*Arotech Corp.	99,723	193,463
Art’s-Way Manufacturing Co., Inc.	200	2,076
#*ArvinMeritor, Inc.	272,731	4,521,880
#*Astec Industries, Inc.	177,529	5,231,780
*Astronics Corp.	78,806	1,643,105
*Astronics Corp. Class B	17,159	499,327
*Astrotech Corp.	6,182	7,480
*Avalon Holding Corp. Class A	20,575	58,639
#AZZ, Inc.	116,390	4,322,725
#Badger Meter, Inc.	155,222	6,446,370
*Baker (Michael) Corp.	84,494	2,761,264
*Baldwin Technology Co. Class A	2,160	2,290
Barrett Business Services, Inc.	86,327	1,325,119
*Beacon Roofing Supply, Inc.	180,443	2,663,339
*Blount International, Inc.	324,462	4,866,930
*BlueLinx Holdings, Inc.	73,046	230,095

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*BNS Holding, Inc.	1,324	$246,926
#Bowne & Co., Inc.	222,304	2,523,150
*Breeze-Eastern Corp.	98,241	680,319
#*Broadwind Energy, Inc.	8,900	16,910
*BTU International, Inc.	74,894	537,739
*Builders FirstSource, Inc.	93,672	189,217
*Butler International, Inc.	—	—
#*C&D Technologies, Inc.	208,666	27,127
*CAI International, Inc.	65,683	1,083,770
*Capstone Turbine Corp.	7,331	5,498
Cascade Corp.	107,605	3,808,141
*Casella Waste Systems, Inc.	190,988	941,571
#*CBIZ, Inc.	620,672	3,674,378
CDI Corp.	71,160	1,019,723
*CECO Environmental Corp.	30,644	168,848
*Celadon Group, Inc.	198,009	2,568,177
#*Cenveo, Inc.	188,227	1,035,249
*Ceradyne, Inc.	102,254	2,434,668
*Champion Industries, Inc.	53,936	59,869
*Chart Industries, Inc.	104,586	2,436,854
Chase Corp.	76,372	1,211,260
Chicago Rivet & Machine Co.	18,400	338,928
CIRCOR International, Inc.	103,182	3,619,625
*Coleman Cable, Inc.	25,596	182,755
*Colfax Corp.	157,586	2,532,407
*Columbus McKinnon Corp.	173,761	3,051,243
*Comforce Corp.	80,066	132,109
Comfort Systems USA, Inc.	330,310	3,782,050
*Command Security Corp.	70,192	148,807
*Commercial Vehicle Group, Inc.	211,435	2,839,572
*Competitive Technologies, Inc.	99,675	120,607
CompX International, Inc.	18,270	212,297
*Conrad Industries, Inc.	18,700	168,300
*Consolidated Graphics, Inc.	82,982	3,862,812
Corporate Executive Board Co.	17,954	560,883
#*CoStar Group, Inc.	34,991	1,737,653
Courier Corp.	120,220	1,779,256
Covanta Holding Corp.	1	12
*Covenant Transportation Group, Inc.	91,000	666,120
*CPI Aerostructures, Inc.	47,933	532,536
*CRA International, Inc.	101,190	1,887,194
Deluxe Corp.	19,448	397,517
#Diamond Management & Technology Consultants, Inc.	237,806	2,965,441
*Digital Power Corp.	3,700	4,070
#*Document Security Systems, Inc.	26,514	96,246
#*Dollar Thrifty Automotive Group, Inc.	133,851	6,210,686
Ducommun, Inc.	99,023	2,126,024
*DXP Enterprises, Inc.	64,332	1,224,881
*Dycom Industries, Inc.	151,881	1,625,127
*Dynamex, Inc.	96,800	2,046,352
Dynamic Materials Corp.	56,903	883,704
*Eagle Bulk Shipping, Inc.	287,684	1,475,819
#Eastern Co.	56,509	1,001,905
Ecology & Environment, Inc. Class A	20,292	273,536
#Empire Resources, Inc.	774	2,902
Encore Wire Corp.	218,125	4,528,275
*Ener1, Inc.	122,593	443,787
#*Energy Focus, Inc.	838	964
#*Energy Recovery, Inc.	65,966	234,839
EnergySolutions, Inc.	35,400	166,026
#*EnerNOC, Inc.	12,537	376,988

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Ennis, Inc.	225,900	$4,075,236
*EnPro Industries, Inc.	161,708	5,682,419
*Environmental Tectonics Corp.	60,400	199,320
Espey Manufacturing & Electronics Corp.	35,587	862,985
#*Evergreen Solar, Inc.	18,000	16,740
#*Excel Maritime Carriers, Ltd.	135,317	787,545
*Exponent, Inc.	137,132	4,377,253
*Express-1 Expedited Solutions, Inc.	13,222	32,394
*ExpressJet Holdings, Inc.	48,659	327,475
Federal Signal Corp.	454,922	2,570,309
*First Aviation Services, Inc.	1,700	1,105
*Flanders Corp.	254,700	858,339
*Flow International Corp.	262,926	694,125
*Fortune Industries, Inc.	25	7
#Forward Air Corp.	177,460	4,770,125
*Franklin Covey Co.	170,796	1,431,270
Franklin Electric Co., Inc.	79,826	2,882,517
#Freightcar America, Inc.	49,692	1,314,850
*Frozen Food Express Industries	161,875	511,525
*Fuel Tech, Inc.	78,779	479,764
*FuelCell Energy, Inc.	208,549	237,746
*Furmanite Corp.	332,038	1,909,218
G & K Services, Inc. Class A	148,917	3,681,228
#*Genco Shipping & Trading, Ltd.	93,919	1,554,359
*Gencor Industries, Inc.	4,710	34,524
#*GenCorp, Inc.	251,183	1,223,261
*GEO Group, Inc. (The)	190,106	4,876,219
*GeoEye, Inc.	145,416	6,437,566
*Gibraltar Industries, Inc.	276,610	2,525,449
#Gorman-Rupp Co. (The)	165,233	4,927,248
*GP Strategies Corp.	152,525	1,323,917
Graham Corp.	62,660	1,063,340
Great Lakes Dredge & Dock Corp.	245,594	1,520,227
*Greenbrier Cos., Inc.	145,943	2,656,163
*Griffon Corp.	480,278	5,662,478
*H&E Equipment Services, Inc.	108,404	1,053,687
Hardinge, Inc.	97,119	775,010
#*Hawaiian Holdings, Inc.	497,382	3,640,836
*Hawk Corp.	80,333	4,002,993
Healthcare Services Group, Inc.	212,009	5,094,576
Heidrick & Struggles International, Inc.	160,368	3,444,705
*Heritage-Crystal Clean, Inc.	6,270	63,202
*Herley Industries, Inc.	127,038	2,110,101
*Hill International, Inc.	315,284	1,693,075
#*Hoku Corp.	42,847	119,972
Horizon Lines, Inc.	297,328	1,281,484
Houston Wire & Cable Co.	68,419	788,871
*Hudson Highland Group, Inc.	35,248	124,073
*Hudson Technologies, Inc.	20,484	38,510
*Hurco Cos., Inc.	54,870	1,009,608
*Huron Consulting Group, Inc.	51,416	1,023,693
*Huttig Building Products, Inc.	161,870	157,014
*ICF International, Inc.	62,552	1,602,582
*Identive Group, Inc.	127,744	283,592
#*Innerworkings, Inc.	186,169	1,278,981
*Innotrac Corp.	156,400	182,988
*Innovative Solutions & Support, Inc.	139,210	847,789
*Insituform Technologies, Inc.	164,526	3,553,762
Insteel Industries, Inc.	59,514	511,225
*Integrated Electrical Services, Inc.	118,179	431,353
*Intelligent Systems Corp.	42,582	47,692

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Interface, Inc. Class A	281,232	$4,046,928
*Interline Brands, Inc.	251,768	5,058,019
International Shipholding Corp.	58,508	1,636,469
Intersections, Inc.	159,980	1,555,006
John Bean Technologies Corp.	117,669	2,012,140
*JPS Industries, Inc.	24,500	102,900
*Kadant, Inc.	98,109	1,928,823
Kaman Corp. Class A	236,632	6,377,232
*Kelly Services, Inc. Class A	251,218	3,730,587
*Kelly Services, Inc. Class B	618	8,881
*Key Technology, Inc.	49,705	745,575
*Kforce, Inc.	392,320	5,888,723
Kimball International, Inc. Class B	239,689	1,457,309
Knoll, Inc.	201,536	3,057,301
*Korn/Ferry International	244,861	4,316,899
*Kratos Defense & Security Solutions, Inc.	33,547	382,436
L.S. Starrett Co. Class A	51,344	598,671
*LaBarge, Inc.	173,450	2,201,080
*Ladish Co., Inc.	121,329	3,881,315
Lawson Products, Inc.	82,104	1,513,177
*Layne Christensen Co.	140,480	3,925,011
*LB Foster Co. Class A	103,703	3,424,273
*LECG Corp.	83,238	71,585
*LGL Group, Inc.	29,250	759,330
#Lindsay Corp.	54,963	3,168,617
*LMI Aerospace, Inc.	94,098	1,536,620
LSI Industries, Inc.	201,243	1,861,498
*Lydall, Inc.	140,500	1,043,915
*M&F Worldwide Corp.	84,819	2,279,935
*Magnetek, Inc.	307,119	365,472
*Manitex International, Inc.	6,450	16,770
Marten Transport, Ltd.	205,308	4,360,742
McGrath Rentcorp	238,324	6,031,980
*Media Sciences International, Inc.	11,400	2,679
*Metalico, Inc.	353,618	1,534,702
Met-Pro Corp.	188,147	2,124,180
*MFRI, Inc.	57,134	496,494
#*Microvision, Inc.	228,618	468,667
Miller Industries, Inc.	43,634	587,314
*Mistras Group, Inc.	6,554	70,718
#*Mobile Mini, Inc.	144,089	2,511,471
*Mueller (Paul) Co.	10,813	206,961
Mueller Water Products, Inc.	462,937	1,398,070
Multi-Color Corp.	101,003	1,610,998
*MYR Group, Inc.	81,560	1,271,520
NACCO Industries, Inc. Class A	22,656	2,248,835
*National Patent Development Corp.	109,400	158,630
National Technical Systems, Inc.	86,036	681,405
*Navigant Consulting, Inc.	128,047	1,171,630
#*NCI Building Systems, Inc.	18,976	188,052
*NN, Inc.	161,652	1,344,945
*Northwest Pipe Co.	88,868	1,672,496
*Ocean Power Technologies, Inc.	22,150	144,861
*Odyssey Marine Exploration, Inc.	448,045	994,660
#Omega Flex, Inc.	102,151	1,407,641
*On Assignment, Inc.	195,821	1,106,389
*Orbit International Corp.	14,582	50,308
*Orion Energy Systems, Inc.	21,748	72,856
*Orion Marine Group, Inc.	77,520	969,775
*P.A.M. Transportation Services, Inc.	86,903	954,195
#*Pacer International, Inc.	142,598	794,271

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Paragon Technologies, Inc.	13,510	$38,504
*Park-Ohio Holdings Corp.	99,202	1,576,320
*Patrick Industries, Inc.	63,054	121,694
*Patriot Transportation Holding, Inc.	30,859	2,098,721
*Pemco Aviation Group, Inc.	66	86
*PGT, Inc.	34,939	73,372
*Pike Electric Corp.	149,660	1,131,430
*Pinnacle Airlines Corp.	182,789	1,052,865
*Plug Power, Inc.	651,909	312,916
*PMFG, Inc.	125,088	1,957,627
*Polypore International, Inc.	101,101	3,363,630
Portec Rail Products, Inc.	20,145	233,682
*Powell Industries, Inc.	110,153	3,399,322
#*Power-One, Inc.	273,380	2,845,886
*PowerSecure International, Inc.	174,708	1,644,002
Preformed Line Products Co.	51,643	2,206,705
*PRGX Global, Inc.	74,208	445,248
#*Primoris Services Corp.	353	2,658
Providence & Worcester Railroad Co.	18,273	237,914
*Quality Distribution, Inc.	193,992	1,387,043
Quanex Building Products Corp.	159,213	2,869,018
#Raven Industries, Inc.	178,996	7,360,316
*RBC Bearings, Inc.	115,552	3,850,193
*RCM Technologies, Inc.	114,406	577,750
*Real Goods Solar, Inc.	300	987
#*Republic Airways Holdings, Inc.	156,644	1,455,223
Resources Connection, Inc.	14,516	235,014
Robbins & Myers, Inc.	72,812	2,113,732
*RSC Holdings, Inc.	118,403	956,696
*Rush Enterprises, Inc. Class A	235,533	3,742,619
*Rush Enterprises, Inc. Class B	115,888	1,739,479
*Saia, Inc.	112,232	1,625,119
#*SatCon Technology Corp.	315,637	1,268,861
*Sauer-Danfoss, Inc.	52,133	1,152,661
Schawk, Inc.	244,011	4,738,694
*School Specialty, Inc.	188,169	2,521,465
Schuff International, Inc.	53,200	665,000
Servotronics, Inc.	24,804	248,040
*SFN Group, Inc.	474,893	3,599,689
SIFCO Industries, Inc.	45,830	626,038
SkyWest, Inc.	283,869	4,303,454
*SL Industries, Inc.	54,267	824,316
SmartPros, Ltd.	38,973	93,535
*Sparton Corp.	28,088	205,323
#*Spherix, Inc.	135,335	117,065
#*Spire Corp.	87,042	508,325
*Standard Parking Corp.	169,280	2,892,995
#Standard Register Co.	71,711	230,192
Standex International Corp.	111,400	3,000,002
*Sterling Construction Co., Inc.	61,630	751,886
#Sun Hydraulics, Inc.	154,205	4,791,149
Superior Uniform Group, Inc.	55,873	588,901
*Supreme Industries, Inc.	101,505	233,462
*SYKES Enterprises, Inc.	267,655	4,445,750
*Sypris Solutions, Inc.	167,114	556,490
#TAL International Group, Inc.	210,541	5,899,359
#*Taser International, Inc.	327,615	1,297,355
*Team, Inc.	155,098	3,077,144
*TeamStaff, Inc.	3,862	2,201
*Tech/Ops Sevcon, Inc.	56,400	324,300
Technology Research Corp.	57,021	208,697

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Tecumseh Products Co. Class A	122,247	$1,583,099
*Tecumseh Products Co. Class B	10,654	129,553
*Tel-Instrument Electronics	19,940	137,586
Tennant Co.	176,300	5,914,865
#Textainer Group Holdings, Ltd.	7,022	182,432
*Thomas Group, Inc.	61	146
#Titan International, Inc.	319,702	4,849,879
#*Titan Machinery, Inc.	81,340	1,581,250
Todd Shipyards Corp.	56,466	923,784
*Track Data Corp.	186	17,619
*Trailer Bridge, Inc.	42,500	131,750
*Transcat, Inc.	42,500	300,475
*TRC Cos., Inc.	198,230	479,717
Tredegar Industries, Inc.	334,848	6,459,218
#*Trex Co., Inc.	143,600	2,577,620
*Trimas Corp.	285,793	4,524,103
*TrueBlue, Inc.	242,999	3,414,136
*Tufco Technologies, Inc.	6,498	21,054
Twin Disc, Inc.	89,335	1,818,861
*U.S. Home Systems, Inc.	653	2,018
#*Ultralife Corp.	69,710	365,978
UniFirst Corp.	130,256	5,995,684
*United Capital Corp.	86,186	2,330,469
#*United Rentals, Inc.	353,280	6,638,131
#Universal Forest Products, Inc.	76,093	2,293,443
*Universal Power Group, Inc.	28,494	92,606
*Universal Security Instruments, Inc.	197	1,300
*Universal Truckload Services, Inc.	55,559	797,272
#*UQM Technologies, Inc.	107,646	254,045
US Ecology, Inc.	174,893	2,836,764
*USA Truck, Inc.	65,486	898,468
#*Valence Technology, Inc.	67,400	86,272
*Valpey Fisher Corp.	36,360	112,716
*Versar, Inc.	34,351	109,923
Viad Corp.	194,462	3,881,462
#Vicor Corp.	277,323	4,939,123
Virco Manufacturing Corp.	133,476	391,085
*Volt Information Sciences, Inc.	192,487	1,555,295
VSE Corp.	33,572	1,183,413
*Wabash National Corp.	276,375	2,227,582
*WCA Waste Corp.	140,080	694,797
*Willdan Group, Inc.	131	443
*Willis Lease Finance Corp.	76,817	942,545
#*YRC Worldwide, Inc.	4,106	18,107

Total Industrials		582,877,928

Information Technology — (19.7%)
*ACI Worldwide, Inc.	133,798	3,260,657
*Acme Packet, Inc.	171,574	6,785,752
#*Acorn Energy, Inc.	34,796	152,406
*Actel Corp.	240,963	5,026,488
*ActivIdentity Corp.	427,586	1,381,103
*Actuate Corp.	544,100	2,633,444
*ADC Telecommunications, Inc.	289,461	3,673,260
*ADDvantage Technologies Group, Inc.	84,703	271,897
*Adept Technology, Inc.	25,697	162,919
*ADPT Corp.	736,555	2,209,665
*Advanced Analogic Technologies, Inc.	153,916	578,724
#*Advanced Energy Industries, Inc.	380,064	5,457,719
*Advanced Photonix, Inc.	65,272	64,619
*Aehr Test Systems	42,505	51,006

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Aetrium, Inc.	2,617	$6,412
*Agilysys, Inc.	169,071	1,014,426
American Software, Inc. Class A	237,310	1,433,352
*Amtech Systems, Inc.	61,870	1,035,704
*Anadigics, Inc.	280,800	1,901,016
*Analysts International Corp.	38,018	66,151
*Anaren, Inc.	130,470	2,182,763
#*Applied Micro Circuits Corp.	630,713	6,351,280
*Art Technology Group, Inc.	1,072,517	4,493,846
*Aruba Networks, Inc.	25,903	567,535
*Astea International, Inc.	21,160	49,514
Astro-Med, Inc.	58,216	409,258
#*ATMI, Inc.	97,190	1,717,347
*ATS Corp.	362	1,100
*AuthenTec, Inc.	34,414	73,302
#*Authentidate Holding Corp.	14,259	8,132
*Autobytel, Inc.	390,292	331,670
*Aviat Networks, Inc.	165,454	752,816
*Avid Technology, Inc.	132,315	1,669,815
*Aware, Inc.	77,944	221,361
*Axcelis Technologies, Inc.	927,266	1,993,622
*AXT, Inc.	289,963	2,392,195
Bel Fuse, Inc. Class A	33,988	795,319
Bel Fuse, Inc. Class B	92,806	2,116,905
*BigBand Networks, Inc.	209,236	621,431
#*Bitstream, Inc.	81,600	573,648
Black Box Corp.	143,910	4,777,812
*Blonder Tongue Laboratories, Inc.	76,200	177,546
*Bogen Communications International, Inc.	33,103	77,792
*Bottomline Technologies, Inc.	232,915	4,197,128
*Brightpoint, Inc.	488,045	3,655,457
*BroadVision, Inc.	8,207	91,590
*Brooks Automation, Inc.	390,207	2,649,506
*Bsquare Corp.	89,864	336,990
*Cabot Microelectronics Corp.	230,045	8,886,638
*CalAmp Corp.	221,484	542,636
*Callidus Software, Inc.	242,457	1,190,464
*Cascade Microtech, Inc.	74,200	267,120
#Cass Information Systems, Inc.	36,620	1,264,489
#*CEVA, Inc.	185,763	3,438,473
*Checkpoint Systems, Inc.	166,313	3,658,886
#*China Information Technology, Inc.	44,071	280,732
#*China Security & Surveillance Technology, Inc.	17,408	94,003
*Chyron International Corp.	315	545
*Ciber, Inc.	318,766	1,169,871
*Cinedigm Digital Cinema Corp.	1,512	2,071
#*Cirrus Logic, Inc.	489,071	6,284,562
*Clearfield, Inc.	41,400	119,232
Cognex Corp.	225,498	6,020,797
*Cogo Group, Inc.	12,248	93,207
*Coherent, Inc.	148,381	6,226,067
Cohu, Inc.	155,049	2,224,953
*Comarco, Inc.	73,255	153,836
—#*Commerce One LLC	4,800	—
Communications Systems, Inc.	79,847	946,985
#*Compellent Technologies, Inc.	47,238	1,193,704
*Computer Task Group, Inc.	178,083	1,421,102
*comScore, Inc.	132,487	3,114,769
*Comverge, Inc.	64,334	492,155
*Concurrent Computer Corp.	19,659	125,621
*Conexant Systems, Inc.	212,885	321,456

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Constant Contact, Inc.	63,116	$1,451,668
*CPI International, Inc.	42,757	603,729
*Cray, Inc.	211,652	1,265,679
#*CSG Systems International, Inc.	146,402	2,846,055
*CSP, Inc.	49,891	228,501
CTS Corp.	182,239	1,849,726
*CVD Equipment Corp.	31,867	259,716
*CyberOptics Corp.	56,931	432,676
#Daktronics, Inc.	200,947	2,194,341
*Data I/O Corp.	77,000	405,020
*Datalink Corp.	49,000	206,780
*Dataram Corp.	83,150	202,886
*Datawatch Corp.	18,488	53,061
DDi Corp.	83,103	854,299
*DealerTrack Holdings, Inc.	149,014	2,878,950
*Deltek, Inc.	101,307	796,273
#*DemandTec, Inc.	71,622	757,761
#*DG FastChannel, Inc.	87,662	2,064,440
*Dice Holdings, Inc.	90,759	821,369
*Digi International, Inc.	238,516	2,304,065
*Digimarc Corp.	60,380	1,655,016
#*Digital Angel Corp.	39,154	14,487
#*Diodes, Inc.	108,906	2,393,754
*Ditech Networks, Inc.	308,589	438,196
*Dot Hill Systems Corp.	415,566	847,755
*DSP Group, Inc.	238,823	1,709,973
#*DTS, Inc.	171,283	6,817,063
*Dynamics Research Corp.	82,749	935,064
#Earthlink, Inc.	125,420	1,127,526
*Easylink Services International Corp.	13,900	52,820
#*Ebix, Inc.	131,984	3,260,005
#*Echelon Corp.	361,816	2,847,492
#*Echo Global Logistics, Inc.	166	2,357
*EDGAR Online, Inc.	80,827	102,650
*Edgewater Technology, Inc.	87,868	258,332
*Elecsys Corp.	31,697	122,033
Electro Rent Corp.	237,805	3,533,782
*Electro Scientific Industries, Inc.	92,795	1,078,278
*Electronics for Imaging, Inc.	159,809	2,187,785
Electro-Sensors, Inc.	3,450	14,732
*eLoyalty Corp.	106,180	742,198
#*EMCORE Corp.	457,634	576,619
*EMS Technologies, Inc.	150,692	2,688,345
*EndWave Corp.	25,522	60,487
*Entegris, Inc.	947,226	5,664,411
*Entorian Technologies, Inc.	37,101	114,271
#*Entropic Communications, Inc.	260,147	2,174,829
*Epicor Software Corp.	556,902	5,234,879
EPIQ Systems, Inc.	281,567	3,299,965
*ePlus, Inc.	55,622	1,169,731
*Euronet Worldwide, Inc.	3,168	57,214
*Evans & Sutherland Computer Corp.	9,539	11,828
Evolving Systems, Inc.	35,800	277,092
*Exar Corp.	394,225	2,621,596
*ExlService Holdings, Inc.	140,988	2,685,821
*Extreme Networks	385,731	1,230,482
*FalconStor Software, Inc.	518,507	1,420,709
*Faro Technologies, Inc.	135,458	3,269,956
#*Finisar Corp.	96,817	1,646,857
*Forrester Research, Inc.	223,549	7,392,765
*Frequency Electronics, Inc.	74,860	449,160

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*FSI International, Inc.	276,071	$742,631
*Geeknet, Inc.	5,367	11,163
*Gerber Scientific, Inc.	213,677	1,429,499
*Giga-Tronics, Inc.	33,725	91,058
*GigOptix, Inc.	6,732	14,810
*Global Cash Access, Inc.	441,604	1,607,439
*Globalscape, Inc.	5,355	13,120
*Globecomm Systems, Inc.	84,663	757,734
#*Glu Mobile, Inc.	500	850
*GSE Systems, Inc.	117,306	419,955
*GSI Technology, Inc.	116,035	806,443
*GTSI Corp.	87,165	400,087
*Guidance Software, Inc.	60,840	393,026
*Hackett Group, Inc.	399,420	1,557,738
*Harmonic, Inc.	799,403	5,579,833
#*Hauppauge Digital, Inc.	31,409	76,952
Heartland Payment Systems, Inc.	133,364	1,904,438
*Henry Bros. Electronics, Inc.	29,514	204,827
—*Here Media, Inc.	9,920	—
—*Here Media, Inc. Special Shares	9,920	—
*Hughes Communications, Inc.	54,724	1,553,614
*Hutchinson Technology, Inc.	232,731	793,613
*Hypercom Corp.	539,100	3,213,036
*I.D. Systems, Inc.	2,424	5,454
*IEC Electronics Corp.	13,850	71,743
iGATE Corp.	521,424	10,657,907
#*iGo, Inc.	2,297	4,479
*Ikanos Communications, Inc.	64,641	73,691
*Imation Corp.	153,527	1,495,353
Imergent, Inc.	104,426	469,917
*Immersion Corp.	243,161	1,495,440
*Infinera Corp.	103,193	845,151
*InfoSpace, Inc.	300,820	2,538,921
*Innodata Isogen, Inc.	221,003	685,109
*Insight Enterprises, Inc.	398,956	6,032,215
*InsWeb Corp.	12,966	81,686
*Integral Systems, Inc.	184,311	1,566,644
*Integral Vision, Inc.	13,841	623
*Integrated Silicon Solution, Inc.	209,476	1,573,165
*Intellicheck Mobilisa, Inc.	25,737	31,399
*Interactive Intelligence, Inc.	146,489	3,619,743
*Intermec, Inc.	56,021	652,645
*Internap Network Services Corp.	220,719	1,103,595
*Internet Brands, Inc.	164,391	2,176,537
*Internet Capital Group, Inc.	347,444	4,339,576
—#*Internet Media Services, Inc.	10,929	—
*Interphase Corp.	9,505	14,353
*Intest Corp.	84,141	252,423
*Intevac, Inc.	164,964	1,666,136
*IntriCon Corp.	53,872	231,650
*INX, Inc.	43,500	240,990
*iPass, Inc.	374,162	430,286
#*IPG Photonics Corp.	458,850	10,324,125
*Isilon Systems, Inc.	192,411	5,477,941
*Iteris, Inc.	52,380	74,380
*Ixia	386,516	6,048,975
*IXYS Corp.	313,471	3,209,943
*Jaco Electronics, Inc.	22,898	6,984
Keithley Instruments, Inc.	72,900	1,573,182
*Kemet Corp.	666,900	2,494,206
*Kenexa Corp.	97,187	1,777,550

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*KEY Tronic Corp.	3,880	$24,832
Keynote Systems, Inc.	113,450	1,382,956
#*KIT Digital, Inc.	45,415	625,365
*Knot, Inc. (The)	179,510	1,622,770
#*Kopin Corp.	670,044	2,552,868
*Kulicke & Soffa Industries, Inc.	288,755	1,796,056
*KVH Industries, Inc.	89,190	1,252,228
#*L-1 Identity Solutions, Inc.	785,607	9,262,307
*Lantronix, Inc.	45	158
*LaserCard Corp.	110,480	482,798
*Lattice Semiconductor Corp.	1,022,362	4,968,679
*LeCroy Corp.	115,888	1,083,553
#*LightPath Technologies, Inc.	8,650	24,134
*Limelight Networks, Inc.	400,518	2,715,512
*Lionbridge Technologies, Inc.	229,902	1,149,510
*Liquidity Services, Inc.	115,018	1,840,288
#*Littlefuse, Inc.	200,242	8,496,268
*Logic Devices, Inc.	45,800	37,556
#*LogMeIn, Inc.	86,495	3,436,446
*LoJack Corp.	182,226	891,085
*LookSmart, Ltd.	1,826	3,962
*LoopNet, Inc.	321,495	3,391,772
#*Loral Space & Communications, Inc.	161,771	8,999,321
*LTX-Credence Corp.	405,955	2,577,814
*Mace Security International, Inc.	136,938	53,269
*Magma Design Automation, Inc.	152,525	654,332
*Management Network Group, Inc.	21,533	51,895
*Manhattan Associates, Inc.	238,948	7,354,819
Marchex, Inc.	123,999	796,074
*Mastech Holdings, Inc.	308	1,133
*Mattson Technology, Inc.	131,434	335,157
Maximus, Inc.	46,551	2,822,387
*Maxwell Technologies, Inc.	98,791	1,602,390
*Measurement Specialties, Inc.	54,913	1,226,756
#*Mechanical Technology, Inc.	273	221
*Medidata Solutions, Inc.	31,091	579,225
*MEMSIC, Inc.	3,860	11,541
*Mercury Computer Systems, Inc.	195,393	3,095,025
Mesa Laboratories, Inc.	31,800	818,850
Methode Electronics, Inc.	216,462	2,010,932
Micrel, Inc.	503,971	6,002,295
*MicroStrategy, Inc.	3,845	348,472
*Microtune, Inc.	284,552	822,355
#*Mindspeed Technologies, Inc.	148,058	1,092,668
*MIPS Technologies, Inc.	421,174	6,191,258
Mocon, Inc.	63,175	852,862
*ModusLink Global Solutions, Inc.	172,734	1,145,226
#*MoneyGram International, Inc.	254,764	613,981
*Monolithic Power Systems, Inc.	283,490	4,555,684
*Monotype Imaging Holdings, Inc.	72,172	687,799
*MoSys, Inc.	132,306	625,807
*Move, Inc.	1,380,603	3,258,223
*MRV Communications, Inc.	1,232,392	1,614,434
*MTM Technologies, Inc.	2,780	2,113
#MTS Systems Corp.	170,976	5,602,884
*Multi-Fineline Electronix, Inc.	170,001	4,161,624
*Nanometrics, Inc.	126,071	1,698,176
*NAPCO Security Technologies, Inc.	307,597	547,523
*NCI, Inc. Class A	49,905	930,229
*Netezza Corp.	171,724	4,629,679
*NETGEAR, Inc.	184,128	5,672,984

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*NetList, Inc.	73,997	$230,131
*NetScout Systems, Inc.	317,575	7,453,485
*Network Engines, Inc.	348,071	581,279
*Network Equipment Technologies, Inc.	156,223	493,665
*Newport Corp.	141,433	2,055,021
*Newtek Business Services, Inc.	243,027	349,959
NIC, Inc.	605,136	5,252,580
#*Novatel Wireless, Inc.	120,038	1,257,998
*Nu Horizons Electronics Corp.	129,421	900,770
*NumereX Corp. Class A	74,300	576,568
O.I. Corp.	23,902	298,536
*Occam Networks, Inc.	199,245	1,468,436
#*Oclaro, Inc.	129,335	1,087,707
#*OmniVision Technologies, Inc.	80,722	2,189,988
*Omtool, Ltd.	30,770	43,078
*Online Resources Corp.	117,183	607,008
#*Onvia, Inc.	34,828	105,529
*Openwave Systems, Inc.	219,460	452,088
*Oplink Communications, Inc.	87,281	1,525,672
OPNET Technologies, Inc.	203,834	4,017,568
*Opnext, Inc.	212,332	320,621
OPTi, Inc.	118,200	353,418
*Optical Cable Corp.	48,605	156,508
*Orbcomm, Inc.	103,883	243,086
*OSI Systems, Inc.	149,402	5,378,472
*Overland Storage, Inc.	40,733	52,953
*PAR Technology Corp.	132,150	825,938
Park Electrochemical Corp.	186,835	5,044,545
#*ParkerVision, Inc.	174,707	78,636
*PC Connection, Inc.	100,880	849,410
*PC Mall, Inc.	117,011	727,808
*PC-Tel, Inc.	184,240	1,090,701
*PDF Solutions, Inc.	76,324	309,112
*Peerless Systems Corp.	101,700	327,474
*Perceptron, Inc.	36,426	190,872
*Perficient, Inc.	173,926	1,836,659
*Performance Technologies, Inc.	102,658	207,369
*Pericom Semiconductor Corp.	223,814	2,108,328
*Pervasive Software, Inc.	187,100	950,468
#*PFSweb, Inc.	24,219	95,907
*Phoenix Technologies, Ltd.	218,326	899,503
#*Photronics, Inc.	390,426	2,451,875
*Pixelworks, Inc.	48,472	161,896
*Planar Systems, Inc.	136,465	317,963
*PLX Technology, Inc.	109,394	389,443
#*Powerwave Technologies, Inc.	858,986	1,872,589
*Presstek, Inc.	128,117	237,016
*PROS Holdings, Inc.	75,915	789,516
QAD, Inc.	312,059	1,344,974
Qualstar Corp.	90,434	146,503
*Quantum Corp.	1,876,547	6,342,729
*QuickLogic Corp.	258,309	1,531,772
*Radiant Systems, Inc.	230,570	4,498,421
*RadiSys Corp.	210,284	2,054,475
#*RAE Systems, Inc.	17,957	28,552
*Rainmaker Systems, Inc.	1,126	1,295
*Ramtron International Corp.	232,136	898,366
*RealNetworks, Inc.	1,221,044	3,663,132
*Reis, Inc.	79,541	548,833
*Relm Wireless Corp.	37,546	76,594
#Renaissance Learning, Inc.	291,558	4,073,065

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Research Frontiers, Inc.	6,000	$24,600
RF Industries, Ltd.	21,767	141,703
*RF Monolithics, Inc.	83,600	101,156
Richardson Electronics, Ltd.	131,104	1,418,545
*RightNow Technologies, Inc.	299,706	7,828,321
*Rimage Corp.	86,339	1,280,407
*Rofin-Sinar Technologies, Inc.	132,326	3,695,865
*Rogers Corp.	101,946	3,629,278
*Rosetta Stone, Inc.	44,639	1,033,393
#*Rubicon Technology, Inc.	46,978	1,086,131
*Rudolph Technologies, Inc.	267,647	1,985,941
*S1 Corp.	543,542	3,163,414
*Saba Software, Inc.	114,967	685,203
#*Sanmina-SCI Corp.	77,907	1,026,814
*SAVVIS, Inc.	116,508	2,795,027
*ScanSource, Inc.	236,107	7,069,044
*Schmitt Industries, Inc.	17,800	50,018
*Scientific Learning Corp.	104,088	362,226
*SeaChange International, Inc.	264,386	2,125,663
*Selectica, Inc.	26,569	142,144
Servidyne, Inc.	20,344	50,250
*ShoreTel, Inc.	106,038	663,798
#*Sigma Designs, Inc.	119,524	1,363,769
*Sigmatron International, Inc.	18,200	100,464
#*Silicon Graphics International Corp.	106,331	804,926
*Silicon Image, Inc.	322,398	1,982,748
*Simulations Plus, Inc.	123,672	420,485
*Smart Modular Technologies (WWH), Inc.	220,901	1,632,458
*Smith Micro Software, Inc.	145,087	1,764,258
Soapstone Networks, Inc.	134,773	2,055
#*Sonic Foundry, Inc.	24,133	349,446
#*Sonic Solutions, Inc.	223,798	2,678,862
*Sonus Networks, Inc.	191,787	596,458
#*Soundbite Communications, Inc.	1,000	2,750
#*Sourcefire, Inc.	116,501	2,748,259
*Spark Networks, Inc.	37,163	111,489
*Spectrum Control, Inc.	116,095	1,771,610
*SRS Labs, Inc.	95,282	842,293
*Stamps.com, Inc.	164,369	2,623,329
*Standard Microsystems Corp.	211,838	5,113,769
*StarTek, Inc.	131,000	534,480
#*STEC, Inc.	446,325	6,962,670
*SteelCloud, Inc.	9,300	1,572
#*Stratasys, Inc.	197,122	6,173,861
#*Stream Global Services, Inc.	5,531	20,797
*Sunshine PCS Corp. Class A	8	258
*Super Micro Computer, Inc.	131,101	1,457,843
*SuperMedia, Inc.	499	3,283
*Supertex, Inc.	127,305	2,990,394
*Support.com, Inc.	235,849	1,337,264
Sycamore Networks, Inc.	55,822	1,702,013
*Symmetricom, Inc.	449,992	2,803,450
*Synchronoss Technologies, Inc.	121,959	2,598,946
*Taitron Components, Inc.	9,373	11,857
*Take-Two Interactive Software, Inc.	152,523	1,625,895
Technical Communications Corp.	7,300	82,855
Technitrol, Inc.	102,739	472,599
*TechTarget, Inc.	63,214	331,241
*TechTeam Global, Inc.	89,657	655,393
*TeleCommunication Systems, Inc.	326,415	1,765,905
*Telular Corp.	13,064	48,337

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Terremark Worldwide, Inc.	602,261	$6,016,587
Tessco Technologies, Inc.	64,956	980,836
TheStreet.com, Inc.	236,080	722,405
#*THQ, Inc.	204,755	819,020
*Tier Technologies, Inc.	169,900	970,129
*TII Network Technologies, Inc.	57,160	75,451
*TNS, Inc.	209,389	4,007,705
*Tollgrade Communications, Inc.	116,607	927,026
*Transact Technologies, Inc.	90,009	711,971
*Trans-Lux Corp.	7,545	3,835
*TranSwitch Corp.	39,152	86,917
*Travelzoo, Inc.	131,842	4,528,773
*Trident Microsystems, Inc.	79,221	147,351
*Trio-Tech International	746	4,394
*Triquint Semiconductor, Inc.	395,905	4,077,822
*TSR, Inc.	121,105	278,542
*TTM Technologies, Inc.	352,049	3,689,474
#*Tyler Technologies, Inc.	364,519	7,439,833
*Ulticom, Inc.	96,691	819,940
#*Ultimate Software Group, Inc.	215,449	8,915,280
*Ultra Clean Holdings, Inc.	86,208	649,146
*Ultratech, Inc.	169,577	3,104,955
United Online, Inc.	721,582	4,459,377
#*Universal Display Corp.	307,402	7,697,346
*UTStarcom, Inc.	272,800	551,056
*Vertro, Inc.	519	2,185
#*Viasystems Group, Inc.	31,604	497,763
*Vicon Industries, Inc.	45,650	190,817
*Video Display Corp.	85,637	351,968
Virnetx Holding Corp.	128,060	2,375,513
*Virtusa Corp.	208,787	2,977,303
*Vocus, Inc.	115,190	2,551,458
#*Volterra Semiconductor Corp.	121,175	2,475,605
Wayside Technology Group, Inc.	30,941	338,185
*Web.com Group, Inc.	159,810	990,822
*WebMediaBrands, Inc.	267,844	190,169
*Websense, Inc.	61,502	1,237,420
*Westell Technologies, Inc.	435,126	1,274,919
*Winland Electronics, Inc.	20,500	15,283
*Wireless Ronin Technologies, Inc.	25,855	37,231
*Wireless Telecom Group, Inc.	225,386	157,094
*WPCS International, Inc.	14,426	47,750
*X-Rite, Inc.	10,882	44,072
*Zhone Technologies, Inc.	74,478	184,705
#*Zix Corp.	52,611	204,657
*Zoran Corp.	406,292	2,876,547
*Zygo Corp.	60,930	651,951

Total Information Technology		713,289,320

Materials — (4.0%)
A. Schulman, Inc.	271,343	5,888,143
*A.M. Castle & Co.	92,299	1,421,405
*AEP Industries, Inc.	66,061	1,609,907
#AMCOL International Corp.	263,102	7,298,449
*American Pacific Corp.	69,310	417,246
American Vanguard Corp.	109,719	808,629
*Arabian American Development Co.	6,200	18,476
Arch Chemicals, Inc.	218,955	7,775,092
Balchem Corp.	235,675	7,202,228
*Boise, Inc.	351,082	2,545,345
*Brush Engineered Materials, Inc.	88,180	2,923,167

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Buckeye Technologies, Inc.	269,390	$4,862,490
*Calgon Carbon Corp.	129,664	1,946,257
*Capital Gold Corp.	46,468	203,995
*Clearwater Paper Corp.	39,169	3,162,897
*Continental Materials Corp.	14,518	259,074
*Core Molding Technologies, Inc.	48,931	234,380
Deltic Timber Corp.	123,009	5,742,060
*Detrex Corp.	10,200	41,565
*Ferro Corp.	290,221	3,981,832
Flamemaster Corp.	189	921
#*Flotek Industries, Inc.	32,845	59,449
Friedman Industries, Inc.	61,530	416,558
#*General Moly, Inc.	280,959	1,466,606
#*Georgia Gulf Corp.	36,212	732,569
*Graphic Packaging Holding Co.	59,409	217,437
Hawkins, Inc.	102,006	3,662,015
Haynes International, Inc.	42,731	1,549,426
*Headwaters, Inc.	204,788	696,279
*Horsehead Holding Corp.	124,158	1,357,047
*Impreso, Inc.	31,500	27,720
Innophos Holdings, Inc.	115,072	4,225,444
*Innospec, Inc.	72,661	1,230,151
Kaiser Aluminum Corp.	122,311	5,502,772
*KapStone Paper & Packaging Corp.	196,988	2,521,446
KMG Chemicals, Inc.	42,214	590,574
Koppers Holdings, Inc.	80,400	2,241,552
*Kronos Worldwide, Inc.	5,100	206,295
*Landec Corp.	215,634	1,356,338
Limoneira Co.	445	9,007
*Louisiana-Pacific Corp.	49,854	385,870
*LSB Industries, Inc.	98,701	2,205,967
*Material Sciences Corp.	138,299	713,623
#*Mercer International, Inc.	73,693	390,573
*Mines Management, Inc.	33,421	82,884
*Mod-Pac Corp.	26,617	132,286
Myers Industries, Inc.	289,784	2,558,793
*Nanophase Technologies Corp.	1,441	1,527
Neenah Paper, Inc.	63,324	972,023
NL Industries, Inc.	234,189	2,690,832
*Northern Technologies International Corp.	38,414	557,771
Olympic Steel, Inc.	78,200	1,753,244
*Omnova Solutions, Inc.	187,806	1,498,692
P.H. Glatfelter Co.	406,348	5,054,969
*Penford Corp.	111,920	664,805
*PolyOne Corp.	451,263	5,830,318
Quaker Chemical Corp.	89,076	3,244,148
RMX Holdings, Inc.	10,563	5,651
*Rock of Ages Corp.	34,100	178,684
*RTI International Metals, Inc.	86,000	2,674,600
Schweitzer-Maudoit International, Inc.	18,934	1,215,184
*Senomyx, Inc.	307,229	1,536,145
*Solitario Exploration & Royalty Corp.	2,939	6,525
*Spartech Corp.	278,743	2,358,166
#Stepan Co.	83,822	5,652,956
Synalloy Corp.	57,753	541,146
*U.S. Energy Corp.	71,870	376,599
#*U.S. Gold Corp.	489,495	2,560,059
*UFP Technologies, Inc.	11,800	141,364
*United States Lime & Minerals, Inc.	61,645	2,496,622
*Universal Stainless & Alloy Products, Inc.	55,174	1,596,736
*Verso Paper Corp.	6,475	23,698

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Vulcan International Corp.	8,251	$315,601
*Wausau Paper Corp.	481,848	4,066,797
*Webco Industries, Inc.	3,750	249,375
*Williams Industries, Inc.	5,800	9,048
#*Xerium Technologies, Inc.	3,149	40,906
*Zagg, Inc.	19,361	160,696
Zep, Inc.	73,166	1,327,231
*Zoltek Cos., Inc.	142,856	1,371,418

Total Materials		144,055,775

Other — (0.0%)
—*Avigen, Inc. Escrow Shares	234,123	—
—*Big 4 Ranch, Inc.	35,000	—
—*Concord Camera Corp. Escrow Shares	49,560	—
—*DLB Oil & Gas, Inc. Escrow Shares	7,600	—
—*ePresence, Inc. Escrow Shares	191,500	—
—*EquiMed, Inc.	132	—
—*iGo, Inc. Escrow Shares	11,200	—
—*Landco Real Estate LLC	4,700	—
—*MAIR Holdings, Inc. Escrow Shares	151,940	—
—*Noel Group, Inc.	43,600	218
—*Petrocorp, Inc. Escrow Shares	37,100	2,226
—*Voyager Learning Co. Escrow Shares	27,100	—

Total Other		2,444

Telecommunication Services — (1.1%)
#Alaska Communications Systems Group, Inc.	407,912	4,091,357
*Arbinet Corp.	1,767	11,839
Atlantic Tele-Network, Inc.	65,513	2,768,579
*Cbeyond, Inc.	124,319	1,684,522
*Cincinnati Bell, Inc.	728,870	1,785,732
*Cogent Communications Group, Inc.	129,747	1,407,755
#Consolidated Communications Holdings, Inc.	159,583	2,955,477
#*FiberTower Corp.	36,452	164,034
*General Communications, Inc. Class A	401,535	4,196,041
#*Global Crossing, Ltd.	82,498	1,121,973
HickoryTech Corp.	123,509	1,123,932
*IDT Corp.	46,702	539,875
*IDT Corp. Class B	155,086	2,276,662
*Iridium Communications, Inc.	70,787	583,993
*Lynch Interactive Corp.	1	1,885
NTELOS Holdings Corp.	128,737	2,339,151
*PAETEC Holding Corp.	453,032	1,911,795
*Premiere Global Services, Inc.	621,726	4,246,389
Shenandoah Telecommunications Co.	75,095	1,370,484
*SureWest Communications	127,967	1,023,736
*Terrestar Corp.	399	50
USA Mobility, Inc.	92,700	1,560,141
*Vonage Holdings Corp.	592,388	1,510,589
Warwick Valley Telephone Co.	54,283	776,247
*Xeta Corp.	85,800	312,312

Total Telecommunication Services		39,764,550

Utilities — (1.6%)
*AMEN Properties, Inc.	123	53,997
American States Water Co.	161,723	6,040,354
Artesian Resources Corp.	10,727	204,671
#*Cadiz, Inc.	32,465	352,895
California Water Service Group	69,234	2,585,198
Central Vermont Public Service Corp.	123,900	2,505,258

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
CH Energy Group, Inc.	128,634	$5,846,415
Chesapeake Utilities Corp.	81,045	2,973,541
Connecticut Water Services, Inc.	85,434	2,085,444
Consolidated Water Co., Ltd.	2,303	23,560
Delta Natural Gas Co., Inc.	20,000	613,400
#Empire District Electric Co.	293,432	6,173,809
*Environmental Power Corp.	94,893	949
Gas Natural, Inc.	17,612	199,016
#Laclede Group, Inc.	70,680	2,481,575
Maine & Maritimes Corp.	22,266	996,404
MGE Energy, Inc.	196,967	7,987,012
Middlesex Water Co.	113,088	2,019,752
Otter Tail Corp.	67,173	1,378,390
Pennichuck Corp.	3,778	90,748
*Renegy Holdings, Inc.	8,358	3,343
RGC Resources, Inc.	4,698	145,685
SJW Corp.	176,422	4,269,412
UIL Holdings Corp.	186,711	5,407,151
Unitil Corp.	89,280	1,939,162
York Water Co.	40,311	638,123

Total Utilities		57,015,264

TOTAL COMMON STOCKS		3,164,278,586

RIGHTS/WARRANTS — (0.0%)
*Accuride Corp. Warrants 02/26/12	25,533	2,170
*Caliper Life Sciences, Inc. Warrants 08/10/11	112	9
—*Contra Pharmacopeia Contingent Value Rights	90,551	—
—*Emergent Biosolutions, Inc. Contingent Value Rights	10,785	—
—*Lantronix, Inc. Warrants	65	—
—Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights	486,968	—
—#*Pacific Capital Bancorp Rights	1,357,531	597,314
—*U.S. Concrete, Inc. Warrants A 08/31/17	15,030	—
—*U.S. Concrete, Inc. Warrants B 08/31/17	15,030	—
*Valley National Bancorp Warrants 06/30/15	974	2,454

TOTAL RIGHTS/WARRANTS		601,947

TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	14,738,317	14,738,317

	Shares/ Face Amount (000)
SECURITIES LENDING COLLATERAL — (12.2%)
§@DFA Short Term Investment Fund	438,511,577	438,511,577
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.23%, 11/01/10 (Collateralized by $2,055,024 FNMA 3.500%, 10/01/20, valued at $2,149,971) to be repurchased at $2,087,390	$2,087	2,087,350

TOTAL SECURITIES LENDING COLLATERAL		440,598,927

TOTAL INVESTMENTS — (100.0%) (Cost $3,315,884,886)		$3,620,217,777

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value†
COMMON STOCKS — (79.8%)
Health Care — (0.0%)
*Pernix Therapeutics Holdings, Inc.	16,200	$61,722

Real Estate Investment Trusts — (79.8%)
Acadia Realty Trust	377,346	7,199,762
#Agree Realty Corp.	80,616	2,055,708
#Alexander’s, Inc.	52,368	19,681,989
Alexandria Real Estate Equities, Inc.	430,728	31,649,893
#AMB Property Corp.	1,426,481	40,212,499
#American Campus Communites, Inc.	508,865	16,095,400
*Apartment Investment & Management Co. Class A	1,095,380	25,533,308
*Ashford Hospitality Trust	461,276	4,681,951
Associated Estates Realty Corp.	202,986	2,819,476
#AvalonBay Communities, Inc.	778,009	82,710,137
#BioMed Realty Trust, Inc.	1,011,329	18,557,887
#Boston Properties, Inc.	1,306,800	112,633,092
Brandywine Realty Trust	1,232,474	14,752,714
#BRE Properties, Inc. Class A	551,733	23,685,898
#Camden Property Trust	619,003	30,696,359
#CBL & Associates Properties, Inc.	1,297,756	20,348,814
#Cedar Shopping Centers, Inc.	474,456	2,993,817
Cogdell Spencer, Inc.	334,869	2,200,089
Colonial Properties Trust	576,806	10,342,132
#CommonWealth REIT	574,880	14,630,696
#Corporate Office Properties Trust	553,900	19,657,911
Cousins Properties, Inc.	726,322	5,382,046
#DCT Industrial Trust, Inc.	1,975,948	9,899,499
#Developers Diversified Realty Corp.	1,945,090	25,091,661
#DiamondRock Hospitality Co.	1,236,590	13,083,122
#Digital Realty Trust, Inc.	747,547	44,650,982
#Douglas Emmett, Inc.	1,098,938	19,714,948
Duke Realty Corp.	2,141,360	26,702,759
#DuPont Fabros Technology, Inc.	473,816	11,892,782
#EastGroup Properties, Inc.	252,621	10,226,098
Education Realty Trust, Inc.	418,310	3,137,325
#Entertainment Properties Trust	398,314	18,414,056
Equity Lifestyle Properties, Inc.	286,964	16,333,991
#Equity One, Inc.	414,104	7,743,745
#Equity Residential	2,648,356	128,789,552
#Essex Property Trust, Inc.	276,971	31,286,644
Extra Space Storage, Inc.	819,745	13,279,869
#Federal Realty Investment Trust	576,715	47,279,096
*FelCor Lodging Trust, Inc.	723,638	4,450,374
#*First Industrial Realty Trust, Inc.	571,120	4,186,310
#First Potomac Realty Trust	303,509	5,001,828
*Franklin Street Properties Corp.	22,598	301,683
Glimcher Realty Trust	640,202	4,807,917
#*HCP, Inc.	2,801,005	100,864,190
#*Health Care REIT, Inc.	1,166,673	59,616,990
#Healthcare Realty Trust, Inc.	583,814	14,093,270
#Hersha Hospitality Trust	721,319	4,400,046
#Highwood Properties, Inc.	672,970	22,295,496
*HMG Courtland Properties, Inc.	2,600	13,000
#Home Properties, Inc.	335,680	18,277,776
#Hospitality Properties Trust	1,160,767	26,477,095
#Host Marriott Corp.	6,147,086	97,677,197
#Inland Real Estate Corp.	769,689	6,688,597
#Kilroy Realty Corp.	420,486	14,368,007
#*Kimco Realty Corp.	3,798,124	65,441,677
Kite Realty Group Trust	556,940	2,662,173

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†
Real Estate Investment Trusts — (Continued)
#Lasalle Hotel Properties	623,626	$14,773,700
#Lexington Realty Trust	1,136,135	8,839,130
#Liberty Property Trust	1,060,279	35,476,935
Macerich Co. (The)	1,044,035	46,574,401
Mack-Cali Realty Corp.	742,584	24,935,971
Medical Properties Trust, Inc.	866,749	9,698,921
*MHI Hospitality Corp.	78,466	194,596
Mid-America Apartment Communities, Inc.	279,319	17,046,839
Mission West Properties, Inc.	204,155	1,367,838
Monmouth Real Estate Investment Corp. Class A	267,193	2,196,326
*MPG Office Trust, Inc.	407,608	1,104,618
#National Retail Properties, Inc.	783,449	21,231,468
Nationwide Health Properties, Inc.	1,102,624	45,020,138
Omega Healthcare Investors, Inc.	836,312	19,235,176
One Liberty Properties, Inc.	95,033	1,516,727
Parkway Properties, Inc.	204,076	3,175,423
#Pennsylvania REIT	425,068	6,065,720
#Piedmont Office Realty Trust, Inc.	63,737	1,202,717
#Post Properties, Inc.	456,916	13,908,523
#*ProLogis	4,462,298	60,910,368
PS Business Parks, Inc.	209,619	12,422,022
#Public Storage REIT	1,438,672	142,745,036
Ramco-Gershenson Properties Trust	268,889	3,113,735
#Realty Income Corp.	982,058	33,664,948
#Regency Centers Corp.	768,887	32,431,654
*Roberts Realty Investors, Inc.	47,739	69,699
#Saul Centers, Inc.	156,959	6,699,010
Senior Housing Properties Trust	1,197,532	28,609,039
#*Simon Property Group, Inc.	2,740,392	263,132,440
#SL Green Realty Corp.	732,883	48,165,071
#Sovran Self Storage, Inc.	247,528	9,670,919
*Strategic Hotel Capital, Inc.	857,983	3,903,823
#Sun Communities, Inc.	173,767	5,666,542
#*Sunstone Hotel Investors, Inc.	924,085	10,026,322
*Supertel Hospitality, Inc.	186,177	322,086
#Tanger Factory Outlet Centers, Inc.	380,398	18,228,672
#Taubman Centers, Inc.	513,047	23,815,642
UDR, Inc.	1,491,932	33,538,631
UMH Properties, Inc.	107,381	1,137,165
Universal Health Realty Income Trust	114,289	4,245,836
Urstadt Biddle Properties, Inc.	81,590	1,345,419
Urstadt Biddle Properties, Inc. Class A	173,510	3,333,127
#U-Store-It Trust	746,176	6,424,575
#Ventas, Inc.	1,474,528	78,975,720
#*Vornado Realty Trust	1,636,540	143,017,231
#Washington REIT	570,992	18,288,874
#Weingarten Realty Investors	1,129,891	27,264,270
Winthrop Realty Trust	177,199	2,409,906

Total Real Estate Investment Trusts		2,684,814,282

TOTAL COMMON STOCKS		2,684,876,004

TEMPORARY CASH INVESTMENTS — (0.1%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	2,684,740	2,684,740

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (20.1%)
§@DFA Short Term Investment Fund	673,752,172	$673,752,172
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.23%, 11/01/10 (Collateralized by $3,157,447 FNMA 3.500%, 10/01/20, valued at $3,303,328) to be repurchased at $3,207,175	$3,207	3,207,114

TOTAL SECURITIES LENDING COLLATERAL		676,959,286

TOTAL INVESTMENTS — (100.0%)
(Cost $2,919,766,520)		$3,364,520,030

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (84.8%)
AUSTRALIA — (6.4%)
*AGL Energy, Ltd.	64,929	$1,025,168
Alumina, Ltd.	242,627	484,818
Amcor, Ltd.	157,206	1,035,917
Amcor, Ltd. Sponsored ADR	1,068	28,088
#AMP, Ltd.	271,869	1,423,818
#*Aquila Resources, Ltd.	13,070	111,018
Aristocrat Leisure, Ltd.	37,760	130,103
*Asciano Group, Ltd.	382,191	587,148
#ASX, Ltd.	23,381	851,862
Australia & New Zealand Banking Group, Ltd.	360,926	8,805,393
AXA Asia Pacific Holdings, Ltd.	123,474	657,527
Bank of Queensland, Ltd.	26,143	266,612
#Bendigo Bank, Ltd.	41,151	365,433
BHP Billiton, Ltd.	297,885	12,308,952
#BHP Billiton, Ltd. Sponsored ADR	85,300	7,044,927
Billabong International, Ltd.	22,581	179,946
BlueScope Steel, Ltd.	226,454	444,985
#Boral, Ltd.	96,811	416,855
Brambles, Ltd.	213,122	1,332,795
Caltex Australia, Ltd.	21,604	246,107
Coca-Cola Amatil, Ltd.	77,202	920,210
Cochlear, Ltd.	8,260	575,401
Commonwealth Bank of Australia NL	209,218	10,057,768
Computershare, Ltd.	65,050	645,899
Consolidated Media Holdings, Ltd.	28,238	92,776
#Crown, Ltd.	72,744	595,731
CSL, Ltd.	76,476	2,466,275
CSR, Ltd.	174,416	311,731
#David Jones, Ltd.	65,645	305,765
Downer EDI, Ltd.	10,530	52,292
Energy Resources of Australia, Ltd.	9,430	120,720
#Fairfax Media, Ltd.	301,486	428,320
*Fortescue Metals Group, Ltd.	161,514	993,129
Foster’s Group, Ltd.	275,027	1,576,855
Goodman Fielder, Ltd.	203,029	295,179
#Harvey Norman Holdings, Ltd.	70,202	229,086
*Iluka Resources, Ltd.	17,447	115,477
Incitec Pivot, Ltd.	187,478	686,484
Insurance Australia Group, Ltd.	269,371	1,007,452
Intoll Group	104,849	154,485
*James Hardie Industries SE Sponsored ADR	500	13,290
#JB Hi-Fi, Ltd.	10,471	204,056
#Leighton Holdings, Ltd.	20,250	728,698
Lend Lease Group NL	68,805	485,752
Macarthur Coal, Ltd.	17,083	201,410
Macquarie Group, Ltd.	44,434	1,579,857
#MAP Group, Ltd.	80,704	241,171
Metcash, Ltd.	112,673	482,352
Mirvac Group	228,204	290,375
National Australia Bank, Ltd.	299,123	7,486,542
*New Hope Corp., Ltd.	9,661	46,307
Newcrest Mining, Ltd.	93,824	3,692,326
Oil Search, Ltd.	145,421	909,228
OneSteel, Ltd.	177,968	472,364
Orica, Ltd.	46,434	1,147,366
Origin Energy, Ltd.	121,110	1,896,011
OZ Minerals, Ltd.	439,808	678,315
#*Paladin Energy, Ltd.	89,056	359,476

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#Platinum Asset Mangement, Ltd.	18,543	$87,381
Primary Health Care, Ltd.	51,678	158,135
*Qantas Airways, Ltd.	154,865	432,371
QBE Insurance Group, Ltd.	139,721	2,350,186
Ramsay Health Care, Ltd.	18,451	283,114
Reece Australia, Ltd.	7,833	170,994
Rio Tinto, Ltd.	85,083	6,924,239
Santos, Ltd.	116,328	1,438,376
Seek, Ltd.	33,676	238,801
Sims Metal Management, Ltd.	23,010	369,562
Sonic Healthcare, Ltd.	42,748	456,080
SP Ausnet, Ltd.	180,448	164,108
Suncorp-Metway, Ltd.	159,845	1,443,007
TABCorp. Holdings, Ltd. (6873262)	73,932	534,866
*TABCorp. Holdings, Ltd. (B59GPT7)	8,215	59,387
Tatts Group, Ltd.	121,703	298,057
Telstra Corp., Ltd.	611,364	1,602,084
Toll Holdings, Ltd.	92,448	562,384
Transurban Group, Ltd.	179,475	918,206
UGL, Ltd.	25,177	363,945
Washington H. Soul Pattinson & Co., Ltd.	14,171	181,677
Wesfarmers, Ltd. (6948836)	139,072	4,524,930
Wesfarmers, Ltd. (B291502)	19,314	632,647
#Westpac Banking Corp.	311,382	6,933,514
#Westpac Banking Corp. Sponsored ADR	18,701	2,085,349
*Whitehaven Coal, Ltd.	6,082	41,428
Woodside Petroleum, Ltd.	75,080	3,210,646
Woolworths, Ltd.	166,134	4,612,024
WorleyParsons, Ltd.	25,032	564,134

TOTAL AUSTRALIA		121,935,035

AUSTRIA — (0.2%)
Erste Group Bank AG	27,531	1,243,898
#EVN AG	570	9,048
OMV AG	20,752	776,159
#Raiffeisen Bank International AG	7,534	425,499
Telekom Austria AG	39,391	603,231
Telekom Austria AG ADR	2,400	73,080
#Verbund AG	10,202	408,120
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,884	262,582
Voestalpine AG	17,501	694,957

TOTAL AUSTRIA		4,496,574

BELGIUM — (0.7%)
*Ageas SA	268,056	825,365
Anheuser-Busch InBev NV	85,270	5,355,291
#Anheuser-Busch InBev NV Sponsored ADR	21,897	1,377,321
Bekaert SA	1,358	416,297
Belgacom SA	20,072	788,181
Colruyt SA	9,985	563,596
Delhaize Group SA	4,608	322,085
Delhaize Group SA Sponsored ADR	10,806	761,391
#*Dexia SA	61,606	274,522
*KBC Groep NV	18,004	783,976
Mobistar SA	3,728	246,793
#Solvay SA	7,885	835,577
Telenet Group Holding NV	3,214	134,592
#UCB SA	11,900	461,625
Umicore SA	13,097	617,123

TOTAL BELGIUM		13,763,735

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (8.2%)
#Agnico-Eagle Mines, Ltd.	20,450	$1,586,033
#Agrium, Inc.	21,600	1,910,728
Alimentation Couche-Taro, Inc. Class B	14,900	353,837
Astral Media, Inc. Class A	6,100	244,622
ATCO, Ltd.	4,600	235,209
#Bank of Montreal	79,916	4,719,424
Bank of Nova Scotia	143,627	7,698,880
Barrick Gold Corp.	134,300	6,468,101
#BCE, Inc.	33,950	1,138,768
Bombardier, Inc. Class B	200,700	999,663
#Brookfield Asset Management, Inc. Class A	57,574	1,709,325
Brookfield Properties Corp.	20,137	347,891
CAE, Inc.	39,436	442,345
Cameco Corp.	57,604	1,781,945
#Canadian Imperial Bank of Commerce	55,935	4,290,416
#Canadian National Railway Co.	64,780	4,195,869
Canadian National Resources, Ltd.	155,000	5,642,857
Canadian Pacific Railway, Ltd.	21,400	1,394,913
#Canadian Tire Corp. Class A	10,200	595,958
Canadian Utilities, Ltd. Class A	11,100	533,179
#Cenovus Energy, Inc.	105,862	2,945,743
Centerra Gold, Inc.	16,300	325,233
*CGI Group, Inc.	36,000	553,819
#CI Financial Corp.	23,805	498,320
#Crescent Point Energy Corp.	23,170	917,804
#Eldorado Gold Corp.	67,000	1,134,513
#Emera, Inc.	4,303	125,221
Empire Co., Ltd. Class A	2,600	148,801
#Enbridge, Inc.	50,405	2,787,867
#Encana Corp.	99,511	2,810,974
Ensign Energy Services, Inc.	13,500	167,575
#*Equinox Minerals, Ltd.	73,826	401,016
Fairfax Financial Holdings, Ltd.	2,600	1,063,530
Finning International, Inc.	22,100	519,618
#First Quantum Minerals, Ltd.	10,200	893,188
#Fortis, Inc.	26,507	841,290
Franco-Nevada Corp.	13,725	473,424
George Weston, Ltd.	6,700	538,352
#*Gildan Activewear, Inc.	16,400	472,591
Goldcorp, Inc.	105,320	4,702,689
#Great-West Lifeco, Inc.	38,000	992,568
#Husky Energy, Inc.	33,800	839,118
#IAMGOLD Corp.	57,600	1,051,021
IESI-BFC, Ltd.	12,700	297,234
IGM Financial, Inc.	16,400	694,013
Imperial Oil, Ltd.	42,827	1,646,902
Industrial Alliance Insurance & Financial Services, Inc.	11,000	345,132
Inmet Mining Corp.	5,600	334,825
Intact Financial Corp.	15,300	692,918
*Ivanhoe Mines, Ltd.	40,800	976,896
Jean Coutu Group (PJC), Inc. Class A (The)	16,500	148,353
#Kinross Gold Corp. (B03Z841)	113,810	2,047,665
#*Kinross Gold Corp. (B3WC1L2)	5,686	23,359
#Loblaw Cos., Ltd.	13,600	581,124
#Magna International, Inc.	19,080	1,725,600
#Manitoba Telecom Services, Inc.	2,400	68,548
#Manulife Financial Corp.	247,271	3,129,982
#Metro, Inc. Class A	12,400	568,997
National Bank of Canada	22,600	1,487,536
Nexen, Inc.	66,522	1,415,362
Niko Resources, Ltd.	5,400	515,168

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Onex Corp.	11,800	$345,589
#*Open Text Corp.	6,300	278,710
*Osisko Mining Corp.	34,502	478,339
*Pacific Rubiales Energy Corp.	29,419	937,750
#Pan Amer Silver Corp.	15,300	489,498
#*PetroBakken Energy, Ltd.	9,300	205,350
*Petrobank Energy & Resources, Ltd.	11,900	473,596
Potash Corp. of Saskatchewan, Inc.	41,200	5,958,427
*Research In Motion, Ltd.	69,890	3,975,212
#Ritchie Brothers Auctioneers, Inc.	15,800	335,705
#Rogers Communications, Inc. Class B	63,300	2,306,332
#Royal Bank of Canada	197,437	10,529,070
#Saputo, Inc.	18,000	687,950
Sears Canada, Inc.	12,105	231,442
#Shaw Communictions, Inc. Class B	47,300	1,014,267
#Shoppers Drug Mart Corp.	32,000	1,217,374
*Silver Wheaton Corp.	42,877	1,232,624
#*Sino-Forest Corp.	28,500	563,349
SNC-Lavalin Group, Inc.	18,400	939,935
#Sun Life Financial, Inc.	81,970	2,319,496
#Suncor Energy, Inc.	218,807	7,011,092
Talisman Energy, Inc.	140,700	2,550,782
Teck Resources, Ltd. Class B	68,934	3,082,057
Telus Corp.	7,317	324,275
Telus Corp. Non-Voting	21,401	905,225
Thomson Reuters Corp.	54,050	2,064,170
Tim Hortons, Inc.	25,200	947,316
TMX Group, Inc.	8,000	266,065
#Toronto Dominion Bank	123,084	8,864,124
#TransAlta Corp.	28,300	572,992
#TransCanada Corp.	91,330	3,373,273
#Valeant Pharmaceuticals International, Inc.	17,900	495,282
#*Viterra, Inc.	47,740	457,319
Yamana Gold, Inc.	106,344	1,169,899

TOTAL CANADA		154,797,738

DENMARK — (0.9%)
#A.P. Moller - Maersk A.S.	190	1,648,709
Carlsberg A.S. Series B	15,819	1,729,498
Coloplast A.S.	3,540	438,357
Danisco A.S.	6,350	547,724
*Danske Bank A.S.	61,837	1,642,623
DSV A.S.	26,800	549,537
#FLSmidth & Co. A.S.	6,800	502,932
#H. Lundbeck A.S.	9,602	191,870
*Jyske Bank A.S.	8,711	390,435
Novo-Nordisk A.S. Series B	34,726	3,646,295
#Novo-Nordisk A.S. Sponsored ADR	26,531	2,780,449
Novozymes A.S. Series B	7,138	951,018
*Rockwool International A.S.	1,000	112,739
#*Topdanmark A.S.	1,934	231,688
Trygvesta A.S.	3,500	176,355
#*Vestas Wind Systems A.S.	26,458	843,428
*William Demant Holding A.S.	3,260	244,366

TOTAL DENMARK		16,628,023

FINLAND — (0.8%)
#Elisa Oyj	17,663	377,749
Fortum Oyj	63,897	1,812,255
Kesko Oyj	6,900	342,408
#Kone Oyj Series B	23,998	1,285,747

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Metso Corp. Oyj	18,718	$887,445
#Neste Oil Oyj	16,387	271,838
Nokia Oyj	266,729	2,864,521
#Nokia Oyj Sponsored ADR	217,800	2,326,104
Nokian Renkaat Oyj	12,626	437,749
#Outokumpu Oyj	9,086	163,216
Pohjola Bank P.L.C.	16,983	214,862
#*Rautaruukki Oyj Series K	11,482	228,179
Sampo Oyj	57,979	1,623,565
Sanoma Oyj	11,666	263,224
Stora Enso Oyj Series R	76,206	757,193
Stora Enso Oyj Sponsored ADR	12,000	118,800
UPM-Kymmene Oyj	63,745	1,059,152
UPM-Kymmene Oyj Sponsored ADR	13,000	215,540
#Wartsila Corp. Oyj Series B	10,076	706,606

TOTAL FINLAND		15,956,153

FRANCE — (7.7%)
Accor SA	21,249	872,015
Aeroports de Paris SA	4,190	356,058
*Air France-KLM SA	17,200	314,038
Air Liquide SA	39,710	5,141,508
*Alcatel-Lucent SA	149,849	526,814
#*Alcatel-Lucent SA Sponsored ADR	128,100	444,507
Alstom SA	27,933	1,410,675
*Atos Origin SA	5,002	231,477
AXA SA	151,471	2,762,380
AXA SA Sponsored ADR	77,200	1,407,356
bioMerieux SA	1,600	154,245
BNP Paribas SA	132,074	9,660,674
Bouygues SA	30,658	1,355,957
Bureau Veritas SA	7,256	536,330
Capgemini SA	18,449	941,794
Carrefour SA	82,321	4,457,155
Casino Guichard Perrachon SA	7,129	670,705
Christian Dior SA	8,805	1,274,220
Cie de Saint-Gobain SA	54,252	2,548,896
#*Cie Generale de Geophysique-Veritas SA Sponsored ADR	16,707	389,106
Cie Generale des Establissements Michelin SA Series B	21,355	1,706,315
Cie Generale D’Optique Essilor Intenational SA	29,790	1,990,953
Ciments Francais SA	1,006	92,760
CNP Assurances SA	18,736	374,413
Credit Agricole SA	127,672	2,093,912
Danone SA	76,172	4,829,735
Dassault Systemes SA	7,901	606,504
*Edenred SA	21,249	445,097
#EDF Energies Nouvelles SA	2,889	125,448
Eiffage SA	4,864	240,466
Electricite de France SA	36,643	1,681,068
Eramet SA	676	234,673
*Euler Hermes SA	1,874	176,499
*European Aeronautic Defence & Space Co. SA	58,032	1,526,620
#Eutelsat Communications SA	12,391	466,362
France Telecom SA	214,253	5,140,631
France Telecom SA Sponsored ADR	46,387	1,108,185
GDF Suez SA (B0C2CQ3)	171,224	6,841,628
*GDF Suez SA (B3B9KQ2)	11,445	16
Gemalto NV	11,817	538,553
#Groupe Danone SA	13,800	176,088
Groupe Eurotunnel SA	62,518	621,952
#Hermes International SA	7,596	1,613,432

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#Iliad SA	2,602	$293,119
Imerys SA	4,857	290,188
Ipsen SA	2,070	72,947
*JCDecaux SA	9,323	273,840
Lafarge SA	27,677	1,582,729
Lafarge SA Sponsored ADR	1,800	25,722
Lagardere SCA	15,045	642,748
Legrand SA	12,650	488,465
L’Oreal SA	33,256	3,906,383
LVMH Moet Hennessy Louis Vuitton SA	36,629	5,746,828
M6 Metropole Television SA	10,023	245,352
*Natixis SA	127,740	784,712
#Neopost SA	3,685	306,108
#*PagesJaunes Groupe SA	14,300	157,649
Pernod-Ricard SA	27,845	2,475,008
*Peugeot SA	21,994	879,783
PPR SA	10,775	1,772,203
Publicis Groupe SA	13,738	684,365
Publicis Groupe SA ADR	3,400	84,966
*Renault SA	27,196	1,518,266
*Rexel SA	9,743	183,999
*Sa des Ciments Vicat SA	470	36,909
Safran SA	27,343	867,468
Sanofi-Aventis SA	94,781	6,640,547
*Sanofi-Aventis SA ADR	100,912	3,543,020
Schneider Electric SA	32,982	4,686,141
SCOR SE	25,259	621,075
SEB SA	1,959	187,843
SES SA	38,255	982,418
Societe BIC SA	2,735	242,769
Societe Generale Paris SA	81,941	4,913,585
Societe Television Francaise 1 SA	17,323	283,926
Sodexo SA	13,499	878,512
STMicroelectronics NV	94,013	824,417
Suez Environnement SA	39,060	764,265
Technip SA	10,734	904,271
Technip SA ADR	3,600	304,200
Thales SA	11,749	479,425
Total SA	162,315	8,835,490
#Total SA Sponsored ADR	137,800	7,507,344
Vallourec SA	16,392	1,704,351
Veolia Environnement SA	31,553	927,867
#Veolia Environnement SA ADR	20,900	614,251
Vinci SA	60,257	3,231,074
Vivendi SA	165,302	4,723,535
Zodiac Aerospace SA	1,564	110,594

TOTAL FRANCE		145,317,897

GERMANY — (6.1%)
Adidas-Salomon AG	28,123	1,831,713
#Aixtron AG Sponsored ADR	9,900	321,948
Allianz SE	36,360	4,553,788
Allianz SE Sponsored ADR	250,286	3,136,084
Axel Springer AG	312	46,375
BASF SE	116,835	8,524,536
BASF SE Sponsored ADR	8,200	596,140
Bayer AG	79,074	5,928,724
Bayer AG Sponsored ADR	34,500	2,588,535
Bayerische Motoren Werke AG	48,406	3,469,376
Beiersdorf AG	12,310	805,600
Celesio AG	10,564	252,801

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#*Commerzbank AG	86,749	$781,856
*Daimler AG	128,352	8,481,943
Deutsche Bank AG	125,817	7,282,288
Deutsche Boerse AG	26,194	1,848,912
*Deutsche Lufthansa AG	27,987	598,293
Deutsche Post AG	112,907	2,104,645
#*Deutsche Postbank AG	9,435	328,417
Deutsche Telekom AG	297,079	4,299,477
Deutsche Telekom AG Sponsored ADR	95,900	1,381,919
E.ON AG	200,538	6,288,090
#E.ON AG Sponsored ADR	53,950	1,685,398
Fielmann AG	985	99,878
#Fraport AG	4,355	276,269
#Fresenius Medical Care AG & Co. KGaA ADR	7,100	451,844
Fresenius Medical Care AG & Co. KGaA	19,029	1,212,658
Fresenius SE (4352097)	3,616	318,893
GEA Group AG	25,152	656,588
Generali Deutschland Holding AG	2,101	274,837
Hannover Rueckversicherung AG	6,506	327,719
Heidelberger Zement AG	18,434	970,886
Henkel AG & Co. KGaA	15,258	756,135
#Hochtief AG	7,242	627,494
*Infineon Technologies AG	143,530	1,133,969
K&S AG	20,511	1,426,942
Lanxess AG	11,211	779,211
Linde AG	19,855	2,858,003
MAN SE	14,480	1,593,137
*Merck KGaA	8,534	710,531
Metro AG	17,956	1,258,535
Munchener Rueckversicherungs-Gesellschaft AG	26,491	4,140,563
Porsche Automobil Holding SE	11,011	563,621
Puma AG Rudolf Dassler Sport	790	260,296
#*QIAGEN NV	30,810	582,756
Rhoen-Klinikum AG	11,667	273,364
RWE AG	56,695	4,069,871
Salzgitter AG	6,021	431,594
SAP AG	76,884	3,991,162
#SAP AG Sponsored ADR	43,150	2,232,150
Siemens AG	45,976	5,254,242
#Siemens AG Sponsored ADR	67,650	7,733,072
#SMA Solar Technology AG	791	93,395
Software AG	3,120	436,884
#Suedzucker AG	7,095	167,224
ThyssenKrupp AG	47,738	1,754,693
#United Internet AG	17,308	310,726
Volkswagen AG	3,708	486,108
Wacker Chemie AG	1,969	406,274

TOTAL GERMANY		116,058,382

GREECE — (0.2%)
*Alpha Bank A.E.	63,735	421,032
Bank of Cyprus Public Co., Ltd. S.A.	54,947	256,033
Coca-Cola Hellenic Bottling Co. S.A.	29,705	767,336
*EFG Eurobank Ergasias	41,007	253,105
Hellenic Petroleum S.A.	15,660	125,429
Hellenic Telecommunication Organization Co. S.A.	23,417	187,053
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	18,800	75,012
*National Bank of Greece S.A.	51,332	563,439
#*National Bank of Greece S.A. ADR	143,013	323,209
OPAP S.A.	31,172	587,238

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
Public Power Corp. S.A.	11,935	$199,727

TOTAL GREECE		3,758,613

HONG KONG — (2.0%)
AAC Acoustic Technologies Holdings, Inc.	50,000	121,430
#ASM Pacific Technology, Ltd.	28,100	254,817
Bank of East Asia, Ltd.	195,644	840,069
BOC Hong Kong Holdings, Ltd.	500,500	1,570,951
*Brightoil Petroleum Holdings, Ltd.	333,000	131,126
Cafe de Coral Holdings, Ltd.	20,000	56,310
Cathay Pacific Airways, Ltd.	203,000	546,939
Cheung Kong Holdings, Ltd.	198,600	3,041,162
Cheung Kong Infrastructure Holdings, Ltd.	50,000	209,083
CLP Holdings, Ltd.	275,400	2,238,845
Esprit Holdings, Ltd.	156,980	842,180
#First Pacific Co., Ltd.	242,400	224,622
#*Foxconn International Holdings, Ltd.	318,000	235,320
*Genting Hong Kong, Ltd.	18,000	8,241
Great Eagle Holdings, Ltd.	27,337	81,916
Hang Lung Group, Ltd.	113,000	752,156
Hang Lung Properties, Ltd.	293,000	1,431,587
Hang Seng Bank, Ltd.	112,500	1,644,047
#Henderson Land Development Co., Ltd.	148,527	1,058,613
#Hong Kong & China Gas Co., Ltd.	634,867	1,533,209
Hong Kong & Shanghai Hotels, Ltd.	69,025	121,753
#Hong Kong Electric Holdings, Ltd.	188,707	1,194,793
Hong Kong Exchanges & Clearing, Ltd.	144,300	3,185,227
Hopewell Holdings, Ltd.	83,000	262,010
Hutchison Whampoa, Ltd.	310,500	3,070,580
Hysan Development Co., Ltd.	57,691	223,434
#Industrial & Commercial Bank of China Asia, Ltd.	26,949	99,946
Kerry Properties, Ltd.	108,393	602,168
Li & Fung, Ltd.	312,000	1,647,951
Lifestyle International Holdings, Ltd.	80,500	188,815
*Mongolia Energy Corp., Ltd.	512,000	196,705
#MTR Corp., Ltd.	208,179	794,512
New World Development Co., Ltd.	332,430	657,988
NWS Holdings, Ltd.	107,870	254,785
*Orient Overseas International, Ltd.	41,500	364,975
Pacific Basin Shipping, Ltd.	172,000	125,937
PCCW, Ltd.	439,265	167,517
*PT Indofood CBP Sukses Makmur Tbk	969	618
Shangri-La Asia, Ltd.	176,913	400,271
Sino Land Co., Ltd.	250,655	522,912
SJM Holdings, Ltd.	263,000	391,157
Sun Hung Kai Properties, Ltd.	201,706	3,456,714
Television Broadcasts, Ltd.	29,000	155,026
#Vtech Holdings, Ltd.	15,000	156,544
Wharf Holdings, Ltd.	204,609	1,347,196
Wheelock & Co., Ltd.	106,000	373,619
Wing Hang Bank, Ltd.	20,000	233,765
Yue Yuen Industrial Holdings, Ltd.	122,000	437,597

TOTAL HONG KONG		37,457,138

IRELAND — (0.2%)
CRH P.L.C.	34,641	597,759
#CRH P.L.C. Sponsored ADR	48,247	852,524
*Dragon Oil P.L.C.	8,277	59,306
*Elan Corp. P.L.C.	22,589	127,330
*Elan Corp. P.L.C. Sponsored ADR	39,700	216,365
*James Hardie Industries SE	43,241	229,183

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
IRELAND — (Continued)
Kerry Group P.L.C.	17,907	$659,018
Ryanair Holdings P.L.C.	33,520	192,979

TOTAL IRELAND		2,934,464

ISRAEL — (0.6%)
*Bank Hapoalim B.M.	136,262	617,476
*Bank Leumi Le-Israel B.M.	162,034	745,609
Bezeq Israeli Telecommunication Corp., Ltd.	241,424	634,680
Cellcom Israel, Ltd.	6,551	220,124
Elbit Systems, Ltd.	2,839	150,751
Israel Chemicals, Ltd.	71,219	1,086,942
*Israel Discount Bank, Ltd.	37,625	76,336
*Migdal Insurance & Financial Holding, Ltd.	29,968	62,237
Mizrahi Tefahot Bank, Ltd.	16,910	157,861
#*NICE Systems, Ltd. Sponsored ADR	5,785	193,740
Partner Communications Co., Ltd.	8,183	166,174
#Partner Communications Co., Ltd. ADR	3,525	71,663
Teva Pharmaceutical Industries, Ltd.	1,894	98,225
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	126,954	6,588,913

TOTAL ISRAEL		10,870,731

ITALY — (2.2%)
A2A SpA	161,586	263,470
#*ACEA SpA	11,304	134,876
Assicurazioni Generali SpA	160,975	3,528,565
Atlantia SpA	37,236	851,163
*Autogrill SpA	14,553	194,094
#Banca Carige SpA	71,442	172,990
#*Banca Monte Dei Paschi di Siena SpA	319,433	449,616
#Banca Popolare dell’Emilia Romagna Scrl	3,000	37,063
Banco Popolare Scarl	89,713	482,154
Davide Campari - Milano SpA	20,753	131,626
Enel SpA	923,450	5,274,868
Eni SpA	241,210	5,431,437
#Eni SpA Sponsored ADR	62,464	2,806,508
#Fiat SpA	103,338	1,749,955
Fiat SpA Sponsored ADR	7,000	118,650
Finmeccanica SpA	48,370	675,927
Intesa Sanpaolo SpA	1,000,311	3,518,257
Intesa Sanpaolo SpA Sponsored ADR	13,601	287,661
#Lottomatica SpA	6,664	111,252
Luxottica Group SpA	18,425	544,180
Mediaset SpA	99,784	736,726
*Mediobanca SpA	67,366	698,328
#Mediolanum SpA	29,155	137,040
Parmalat SpA	237,006	651,516
Saipem SpA	38,272	1,700,371
Snam Rete Gas SpA	185,432	1,005,306
Telecom Italia SpA	550,467	844,841
Telecom Italia SpA Sponsored ADR	80,065	1,221,792
#Tenaris SA ADR	34,150	1,414,834
Terna Rete Elettrica Nazionale SpA	169,541	782,351
UniCredit SpA	2,183,122	5,691,545
Unione di Banche Italiane ScpA	77,200	815,133

TOTAL ITALY		42,464,095

JAPAN — (16.7%)
77 Bank, Ltd. (The)	44,000	207,200
Advantest Corp.	9,840	186,896
Advantest Corp. ADR	10,000	190,000

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#AEON Co., Ltd.	89,000	$1,048,174
Aeon Mall Co., Ltd.	8,680	203,495
Air Water, Inc.	20,000	233,046
Aisin Seiki Co., Ltd.	24,700	773,931
Ajinomoto Co., Inc.	98,000	933,944
Alfresa Holdings Corp.	4,200	176,587
*All Nippon Airways Co., Ltd.	127,000	480,413
#Alps Electric Co., Ltd.	24,400	218,629
Amada Co., Ltd.	41,000	269,784
Aozora Bank, Ltd.	85,000	142,087
Asahi Breweries, Ltd.	55,300	1,115,365
Asahi Glass Co., Ltd.	142,000	1,362,174
#Asahi Kasei Corp.	191,000	1,123,635
Asatsu-DK, Inc.	2,700	62,185
Asics Corp.	23,000	247,654
Astellas Pharma, Inc.	64,155	2,386,689
*Autobacs Seven Co., Ltd.	1,400	52,446
#Awa Bank, Ltd. (The)	18,000	122,367
Bank of Iwate, Ltd. (The)	1,200	50,715
Bank of Kyoto, Ltd. (The)	41,000	366,138
Bank of Yokohama, Ltd. (The)	167,000	818,813
Benesse Holdings, Inc.	9,700	465,531
Bridgestone Corp.	98,600	1,765,068
Brother Industries, Ltd.	31,000	395,746
Canon Marketing Japan, Inc.	7,000	87,195
Canon, Inc.	81,600	3,756,315
#Canon, Inc. Sponsored ADR	81,604	3,753,784
Capcom Co., Ltd.	6,900	108,455
#*Casio Computer Co., Ltd.	29,000	203,393
#Central Japan Railway Co.	217	1,641,341
Chiba Bank, Ltd. (The)	102,000	629,732
Chiyoda Corp.	23,000	190,522
Chubu Electric Power Co., Ltd.	94,800	2,395,814
Chugai Pharmaceutical Co., Ltd.	31,200	547,016
Chugoku Bank, Ltd. (The)	19,000	220,386
#Chugoku Electric Power Co., Ltd. (The)	44,200	890,788
Chuo Mitsui Trust Holdings, Inc.	119,000	429,299
Circle K Sunkus Co., Ltd.	5,100	72,276
Citizen Holdings Co., Ltd.	41,200	236,789
Coca-Cola West Co., Ltd.	4,600	70,390
Comsys Holdings Corp.	11,000	97,633
Cosmo Oil Co., Ltd.	74,000	199,270
Credit Saison Co., Ltd.	20,700	293,603
Dai Nippon Printing Co., Ltd.	81,000	1,021,754
Daicel Chemical Industries, Ltd.	28,000	194,503
Daido Steel Co., Ltd.	37,000	188,540
Daihatsu Motor Co., Ltd.	21,000	283,678
Daiichi Sankyo Co., Ltd.	95,446	2,022,657
Daikin Industries, Ltd.	34,400	1,196,817
Dainippon Sumitomo Pharma Co., Ltd.	23,000	207,718
Daishi Bank, Ltd. (The)	28,000	86,541
Daito Trust Construction Co., Ltd.	10,600	640,988
Daiwa House Industry Co., Ltd.	69,000	743,570
Daiwa Securities Group, Inc.	237,000	966,302
#DeNa Co., Ltd.	12,000	311,516
Denki Kagaku Kogyo K.K.	71,000	312,466
Denso Corp.	84,600	2,630,899
Dentsu, Inc.	23,800	560,828
DIC Corp.	63,000	117,090
#Disco Corp.	2,600	150,538
#Don Quijote Co., Ltd.	4,200	115,030

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Dowa Holdings Co., Ltd.	33,200	$201,576
eAccess, Ltd.	141	102,501
East Japan Railway Co.	48,000	2,964,170
*Ebara Corp.	52,000	222,694
#Eisai Co., Ltd.	37,600	1,293,535
Electric Power Development Co., Ltd.	16,900	500,061
#*Elpida Memory, Inc.	28,100	287,653
#Ezaki Glico Co., Ltd.	10,000	122,842
FamilyMart Co., Ltd.	7,300	258,853
Fanuc, Ltd.	28,500	4,125,936
Fast Retailing Co., Ltd.	7,400	969,335
#Fuji Electric Holdings Co., Ltd.	64,000	152,664
Fuji Heavy Industries, Ltd.	85,000	585,777
FUJIFILM Holdings Corp.	67,400	2,248,572
Fujikura, Ltd.	39,000	181,478
Fujitsu, Ltd.	265,440	1,810,687
Fukuoka Financial Group, Inc.	101,000	391,729
Funai Electric Co., Ltd.	300	9,209
#Furukawa Electric Co., Ltd.	93,000	346,560
Glory, Ltd.	6,200	136,939
#GS Yuasa Corp.	47,000	313,452
Gunma Bank, Ltd. (The)	50,000	250,764
H2O Retailing Corp.	13,000	85,159
Hachijuni Bank, Ltd. (The)	50,000	256,582
Hakuhodo Dy Holdings, Inc.	3,000	149,836
Hamamatsu Photonics K.K.	9,400	304,042
Hankyu Hanshin Holdings, Inc.	158,000	757,416
Heiwa Corp.	6,700	84,320
Higo Bank, Ltd. (The)	18,000	84,016
Hikari Tsushin, Inc.	3,800	71,618
#Hino Motors, Ltd.	37,000	159,847
Hirose Electric Co., Ltd.	5,000	502,573
#Hiroshima Bank, Ltd. (The)	62,000	253,240
Hisamitsu Pharmaceutical Co., Inc.	8,700	356,279
Hitachi Chemical Co., Ltd.	12,500	231,881
#Hitachi Construction Machinery Co., Ltd.	13,100	278,539
Hitachi High-Technologies Corp.	9,300	180,733
Hitachi Koki Co., Ltd.	8,200	69,560
#Hitachi Metals, Ltd.	25,000	284,554
Hitachi Transport System, Ltd.	5,500	85,147
Hitachi, Ltd.	247,000	1,116,354
#*Hitachi, Ltd. ADR	34,892	1,573,978
#Hokkaido Electric Power Co., Inc.	25,000	525,853
Hokkoku Bank, Ltd. (The)	22,000	88,567
Hokuhoku Financial Group, Inc.	165,000	305,129
Hokuriku Electric Power Co., Inc.	22,200	538,670
#Honda Motor Co., Ltd.	94,700	3,413,820
#Honda Motor Co., Ltd. Sponsored ADR	141,423	5,095,471
House Foods Corp.	8,500	125,522
Hoya Corp.	63,200	1,476,277
Hyakugo Bank, Ltd. (The)	19,000	79,983
Hyakujishi Bank, Ltd. (The)	23,000	82,698
Ibiden Co., Ltd.	17,900	440,404
Idemitsu Kosan Co., Ltd.	3,000	252,720
IHI Corp.	152,000	288,668
Inpex Corp.	294	1,531,077
Isetan Mitsukoshi Holdings, Ltd.	54,780	604,432
Isuzu Motors, Ltd.	146,000	560,775
#ITO EN, Ltd.	5,600	89,895
ITOCHU Corp.	217,500	1,906,232
Itochu Techno-Solutions Corp.	4,200	143,439

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Iyo Bank, Ltd. (The)	31,000	$230,790
*Izumi Co., Ltd.	5,000	66,136
J Front Retailing Co., Ltd.	62,800	321,856
Japan Airport Terminal Co., Ltd.	3,800	62,329
Japan Petroleum Exploration Co., Ltd.	3,200	122,123
Japan Steel Works, Ltd. (The)	45,000	429,349
Japan Tobacco, Inc.	644	2,000,705
JFE Holdings, Inc.	66,900	2,086,245
JGC Corp.	27,000	516,421
Joyo Bank, Ltd. (The)	91,000	395,841
JS Group Corp.	32,540	639,534
JSR Corp.	22,000	379,479
JTEKT Corp.	24,560	246,067
Juroku Bank, Ltd.	40,000	120,836
JX Holdings, Inc.	310,870	1,832,504
Kagome Co., Ltd.	11,100	209,186
Kagoshima Bank, Ltd. (The)	13,000	77,741
#Kajima Corp.	106,000	248,561
Kakaku.com, Inc.	18	86,860
Kamigumi Co., Ltd.	30,000	234,325
Kandenko Co., Ltd.	8,000	46,622
Kaneka Corp.	37,000	228,866
Kansai Electric Power Co., Inc.	110,300	2,791,724
#Kansai Paint Co., Ltd.	40,000	373,133
#Kao Corp.	78,900	2,005,398
Kawasaki Heavy Industries, Ltd.	180,000	496,988
Kawasaki Kisen Kaisha, Ltd.	118,000	458,196
KDDI Corp.	415	2,237,194
Keihan Electric Railway Co., Ltd.	63,000	277,205
Keikyu Corp.	61,000	576,590
#Keio Corp.	88,000	615,285
Keisei Electric Railway Co., Ltd.	39,000	260,410
Keiyo Bank, Ltd. (The)	21,000	95,125
Kewpie Corp.	8,900	113,225
Keyence Corp.	5,992	1,484,535
Kikkoman Corp.	18,000	193,983
Kinden Corp.	14,000	120,343
#Kintetsu Corp.	229,280	726,068
Kirin Holdings Co., Ltd.	141,000	1,932,221
Kobayashi Pharmaceutical Co., Ltd.	2,700	125,723
Kobe Steel, Ltd.	342,000	751,636
Koito Manufacturing Co., Ltd.	14,000	182,234
#Komatsu, Ltd.	142,900	3,492,681
Komeri Co., Ltd.	4,000	83,087
Konami Co., Ltd.	8,600	151,336
Konami Corp. ADR	3,500	61,145
Konica Minolta Holdings, Inc.	62,500	603,934
Kose Corp.	3,690	88,568
K’s Holdings Corp.	6,239	155,046
Kubota Corp.	126,000	1,117,376
Kubota Corp. Sponsored ADR	9,951	439,735
Kuraray Co., Ltd.	44,000	630,179
Kurita Water Industries, Ltd.	13,400	347,098
Kyocera Corp.	14,800	1,475,001
Kyocera Corp. Sponsored ADR	10,829	1,079,976
Kyowa Hakko Kirin Co., Ltd.	32,000	313,786
#Kyushu Electric Power Co., Inc.	54,600	1,292,538
Lawson, Inc.	9,300	422,486
Lintec Corp.	9,000	202,116
#Lion Corp.	19,000	102,550
Mabuchi Motor Co., Ltd.	3,400	179,983

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Makita Corp.	13,000	$455,817
Makita Corp. Sponsored ADR	1,630	56,936
Marubeni Corp.	239,000	1,501,378
Marui Group Co., Ltd.	35,200	276,610
Maruichi Steel Tube, Ltd.	4,200	83,190
#Matsui Securities Co., Ltd.	9,700	54,863
Mazda Motor Corp.	197,000	500,665
Medipal Holdings Corp.	18,600	216,939
#Meiji Holdings Co., Ltd.	9,056	418,015
Minebea Co., Ltd.	45,000	247,115
Miraca Holdings, Inc.	9,200	330,134
Misumi Group, Inc.	10,000	213,630
Mitsubishi Chemical Holdings Corp.	157,490	810,062
#Mitsubishi Corp.	197,600	4,746,289
Mitsubishi Electric Corp.	304,000	2,849,136
#Mitsubishi Estate Co., Ltd.	191,000	3,346,022
Mitsubishi Gas Chemical Co., Inc.	46,000	284,384
Mitsubishi Heavy Industries, Ltd.	443,000	1,610,315
Mitsubishi Logistics Corp.	14,000	169,322
*Mitsubishi Materials Corp.	155,000	485,225
#*Mitsubishi Motors Corp.	544,000	646,231
#Mitsubishi Tanabe Pharma Corp.	29,000	474,442
Mitsubishi UFJ Financial Group, Inc.	318,172	1,476,638
Mitsubishi UFJ Financial Group, Inc. ADR	1,455,897	6,784,480
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	66,689
Mitsui & Co., Ltd.	183,000	2,878,116
*Mitsui & Co., Ltd. Sponsored ADR	2,745	865,059
Mitsui Chemicals, Inc.	142,000	415,962
#*Mitsui Engineering & Shipbuilding Co., Ltd.	81,000	182,930
Mitsui Fudosan Co., Ltd.	146,000	2,760,899
Mitsui Mining & Smelting Co., Ltd.	60,000	182,992
Mitsui O.S.K. Lines, Ltd.	149,000	952,907
Mitsumi Electric Co., Ltd.	11,200	190,436
Mizuho Financial Group, Inc.	1,390,600	2,016,813
#*Mizuho Financial Group, Inc. ADR	312,894	907,393
Mizuho Securities Co., Ltd.	76,000	161,484
#*Mizuho Trust & Banking Co., Ltd.	190,000	169,647
Mochida Pharmaceutical Co., Ltd.	8,000	86,858
MS&AD Insurance Group Holdings, Inc.	90,695	2,172,771
Murata Manufacturing Co., Ltd.	29,200	1,640,930
Nabtesco Corp.	15,000	265,780
Nagase & Co., Ltd.	10,000	117,077
Nagoya Railroad Co., Ltd.	85,000	233,355
Namco Bandai Holdings, Inc.	25,900	238,655
#Nankai Electric Railway Co., Ltd.	50,000	209,315
Nanto Bank, Ltd. (The)	20,000	104,667
NEC Corp.	345,546	961,467
#NGK Insulators, Ltd.	34,000	514,774
#NGK Spark Plug Co., Ltd.	20,000	278,220
NHK Spring Co., Ltd.	23,000	195,023
Nichirei Corp.	34,000	148,084
Nidec Corp.	8,200	802,641
#Nidec Corp. ADR	26,554	648,183
#Nikon Corp.	43,000	812,089
Nintendo Co., Ltd.	13,900	3,589,212
Nippon Electric Glass Co., Ltd.	53,500	687,679
Nippon Express Co., Ltd.	107,000	425,149
Nippon Kayaku Co., Ltd.	19,000	184,807
Nippon Meat Packers, Inc.	24,000	279,052
#Nippon Paint Co., Ltd.	19,000	140,396
Nippon Paper Group, Inc.	13,700	347,842

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nippon Sheet Glass Co., Ltd.	79,000	$173,364
Nippon Shokubai Co., Ltd.	12,000	113,322
*Nippon Steel Corp.	754,000	2,369,915
Nippon Telegraph & Telephone Corp. ADR	20,771	468,178
Nippon Telegraph & Telephone Corp.	65,000	2,931,527
#Nippon Yusen K.K.	232,000	973,206
Nipro Corp.	5,000	101,937
Nishi-Nippon Bank, Ltd.	80,000	217,991
Nishi-Nippon Railroad Co., Ltd.	41,000	175,716
Nissan Chemical Industries, Ltd.	15,000	172,238
Nissan Motor Co., Ltd.	359,500	3,159,578
Nissan Shatai Co., Ltd.	7,000	54,256
#Nissha Printing Co., Ltd.	3,900	86,004
Nisshin Seifun Group, Inc.	24,500	303,347
Nisshin Steel Co., Ltd.	93,000	167,533
Nisshinbo Holdings, Inc.	13,000	131,596
Nissin Foods Holdings Co., Ltd.	10,000	362,163
Nitori Holdings Co., Ltd.	5,350	470,752
Nitto Denko Corp.	22,800	853,165
*NKSJ Holdings, Inc.	207,200	1,421,899
NOK Corp.	15,000	267,110
Nomura Holdings, Inc.	159,300	818,609
#Nomura Holdings, Inc. ADR	348,997	1,765,925
#Nomura Real Estate Holdings, Inc.	13,600	208,602
Nomura Research Institute, Ltd.	13,600	256,575
NSK, Ltd.	54,000	408,264
NTN Corp.	54,000	244,253
NTT Data Corp.	168	516,569
NTT DoCoMo, Inc.	1,695	2,857,220
NTT DoCoMo, Inc. Sponsored ADR	51,866	876,017
Obayashi Corp.	79,000	321,872
Obic Co., Ltd.	1,000	184,597
#Odakyu Electric Railway Co., Ltd.	79,000	728,120
Ogaki Kyoritsu Bank, Ltd. (The)	26,000	72,981
Oji Paper Co., Ltd.	107,000	493,576
Olympus Corp.	31,200	817,490
#Omron Corp.	26,600	611,608
Ono Pharmaceutical Co., Ltd.	11,400	480,866
Onward Holdings Co., Ltd.	18,000	134,469
Oracle Corp. Japan	5,300	240,412
Oriental Land Co., Ltd.	6,800	658,606
Osaka Gas Co., Ltd.	254,000	959,208
#Otsuka Corp.	1,700	107,942
Pacific Metals Co., Ltd.	19,000	157,990
Panasonic Corp.	204,688	2,983,795
*Panasonic Corp. Sponsored ADR	108,991	1,580,370
#Park24 Co., Ltd.	18,900	182,625
Point, Inc.	620	25,884
#*Renesas Electronics Corp.	51,500	386,154
Rengo Co., Ltd.	26,000	165,400
#Resona Holdings, Inc.	88,800	706,284
Ricoh Co., Ltd.	94,000	1,314,930
Rinnai Corp.	5,500	334,619
Rohm Co., Ltd.	13,100	816,955
Rohto Pharmaceutical Co., Ltd.	11,000	136,277
#Ryohin Keikaku Co., Ltd.	3,400	120,666
San-in Godo Bank, Ltd. (The)	14,000	96,866
Sankyo Co., Ltd.	7,300	388,936
*Sankyu, Inc.	26,000	109,035
Santen Pharmaceutical Co., Ltd.	10,100	348,038
Sapporo Hokuyo Holdings, Inc.	42,000	173,173

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sapporo Holdings, Ltd.	31,000	$121,981
#SBI Holdings, Inc.	2,868	349,336
Secom Co., Ltd.	29,500	1,342,181
Sega Sammy Holdings, Inc.	24,048	392,332
Seiko Epson Corp.	17,100	272,656
Seino Holdings Co., Ltd.	15,000	91,329
Sekisui Chemical Co., Ltd.	56,000	355,773
Sekisui House, Ltd.	78,560	738,337
Seven & I Holdings Co., Ltd.	119,276	2,768,759
#Sharp Corp.	141,000	1,392,851
#Shiga Bank, Ltd.	28,000	147,459
Shikoku Electric Power Co., Inc.	24,200	715,334
#Shimadzu Corp.	33,000	247,718
Shimamura Co., Ltd.	2,400	230,044
#Shimano, Inc.	7,700	385,594
Shimizu Corp.	74,000	285,665
Shin-Etsu Chemical Co., Ltd.	64,500	3,261,508
*Shinko Electric Industries Co., Ltd.	6,000	58,407
#*Shinsei Bank, Ltd.	111,000	87,969
#Shionogi & Co., Ltd.	37,000	645,821
Shiseido Co., Ltd.	48,100	1,004,212
Shizuoka Bank, Ltd.	80,000	684,978
Showa Denko K.K.	196,000	358,379
Showa Shell Sekiyu K.K.	26,900	226,465
SMC Corp.	7,300	1,114,409
Softbank Corp.	111,900	3,593,672
Sohgo Security Services Co., Ltd.	6,600	69,095
Sojitz Corp.	171,900	315,972
Sony Corp.	73,100	2,469,831
#Sony Corp. Sponsored ADR	71,800	2,429,712
Sony Financial Holdings, Inc.	113	392,972
Sotetsu Holdings, Inc.	27,000	85,600
Square Enix Holdings Co., Ltd.	7,600	158,728
Stanley Electric Co., Ltd.	19,300	323,492
Sugi Holdings Co., Ltd.	3,800	84,905
*Sumco Corp.	16,700	258,244
Sumitomo Bakelite Co., Ltd.	27,000	146,265
#Sumitomo Chemical Co., Ltd.	205,000	893,757
#Sumitomo Corp.	191,900	2,429,609
Sumitomo Electric Industries, Ltd.	113,400	1,442,987
Sumitomo Forestry Co., Ltd.	18,000	132,959
Sumitomo Heavy Industries, Ltd.	73,000	414,913
Sumitomo Metal Industries, Ltd.	482,000	1,118,714
Sumitomo Metal Mining Co., Ltd.	75,000	1,193,499
Sumitomo Mitsui Financial Group, Inc.	184,640	5,511,088
Sumitomo Realty & Development Co., Ltd.	50,000	1,089,184
Sumitomo Rubber Industries, Ltd.	34,800	374,027
Sumitomo Trust & Banking Co., Ltd.	229,000	1,250,295
Sundrug Co., Ltd.	3,000	83,324
Suruga Bank, Ltd.	27,000	243,111
Suzuken Co., Ltd.	8,380	263,453
#Suzuki Motor Corp.	46,400	1,132,466
Sysmex Corp.	3,500	239,990
T&D Holdings, Inc.	41,200	841,279
*Taiheiyo Cement Corp.	108,000	116,576
Taisei Corp.	116,000	247,659
#Taisho Pharmaceutical Co., Ltd.	17,000	357,971
Taiyo Nippon Sanso Corp.	33,000	264,695
Taiyo Yuden Co., Ltd.	14,000	179,868
Takara Holdings, Inc.	14,000	79,748
Takashimaya Co., Ltd.	34,000	255,941

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Takeda Pharmaceutical Co., Ltd.	108,100	$5,067,324
TDK Corp.	15,200	867,234
TDK Corp. Sponsored ADR	1,900	107,920
Teijin, Ltd.	119,000	440,610
Terumo Corp.	23,400	1,188,333
THK Co., Ltd.	15,200	291,800
#Tobu Railway Co., Ltd.	102,000	572,758
Toda Corp.	19,000	64,018
Toho Co., Ltd./Tokyo	13,900	214,839
#Toho Gas Co., Ltd.	63,000	331,914
Tohuku Electric Power Co., Inc.	63,500	1,424,199
Tokai Carbon Co., Ltd.	26,000	153,304
Tokai Rika Co., Ltd.	6,900	115,694
Tokio Marine Holdings, Inc.	115,900	3,258,627
Tokio Marine Holdings, Inc. ADR	4,182	117,472
Tokuyama Corp.	44,000	240,852
Tokyo Electric Power Co., Ltd.	170,100	4,061,673
#Tokyo Electron, Ltd.	24,900	1,404,942
Tokyo Gas Co., Ltd.	366,000	1,721,989
Tokyo Steel Manufacturing Co., Ltd.	10,100	99,953
Tokyo Tatemono Co., Ltd.	32,000	128,941
Tokyu Corp.	143,000	639,228
Tokyu Land Corp.	54,000	246,088
#TonenGeneral Sekiyu K.K.	37,000	329,825
Toppan Forms Co., Ltd.	3,500	31,061
Toppan Printing Co., Ltd.	71,000	570,336
Toray Industries, Inc.	213,000	1,234,000
Toshiba Corp.	576,000	2,882,965
Tosoh Corp.	75,000	200,600
#TOTO, Ltd.	29,000	192,671
Toyo Seikan Kaisha, Ltd.	21,300	363,458
#Toyo Suisan Kaisha, Ltd.	12,000	257,135
Toyobo Co., Ltd.	77,000	128,339
Toyoda Gosei Co., Ltd.	9,500	204,722
Toyota Auto Body Co., Ltd.	4,100	61,611
#Toyota Boshoku Corp.	9,300	157,525
Toyota Motor Corp.	228,700	8,100,615
#*Toyota Motor Corp. Sponsored ADR	81,534	5,774,238
Toyota Tsusho Corp.	27,381	423,894
Trend Micro, Inc.	13,800	390,446
Trend Micro, Inc. Sponsored ADR	777	22,106
Tsumura & Co.	7,400	227,484
Ube Industries, Ltd.	137,000	336,105
#Uni-Charm Corp.	18,300	699,073
UNY Co., Ltd.	22,000	183,331
Ushio, Inc.	14,000	232,692
#USS Co., Ltd.	3,260	253,251
Wacoal Corp.	10,000	145,647
West Japan Railway Co.	225	835,310
Yahoo Japan Corp.	2,065	720,818
#Yakult Honsha Co., Ltd.	11,600	339,432
Yamada Denki Co., Ltd.	10,830	702,750
Yamaguchi Financial Group, Inc.	27,000	244,441
Yamaha Corp.	19,100	233,682
*Yamaha Motor Co., Ltd.	41,000	629,090
#Yamatake Corp.	7,400	179,790
Yamato Holdings Co., Ltd.	51,000	642,951
#Yamato Kogyo Co., Ltd.	5,900	150,910
Yamazaki Baking Co., Ltd.	12,000	146,372
#Yaskawa Electric Corp.	34,000	265,419
Yokogawa Electric Corp.	27,000	177,131

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Yokohama Rubber Co., Ltd.	26,000	$129,965
Zeon Corp.	27,000	222,729

TOTAL JAPAN		316,713,150

NETHERLANDS — (2.3%)
*Aegon NV	200,773	1,272,460
Akzo Nobel NV	30,021	1,783,277
Akzo Nobel NV Sponsored ADR	1,996	118,263
#ArcelorMittal NV	115,107	3,724,697
ASML Holding NV	53,274	1,766,036
Fugro NV	10,817	765,789
Heineken NV	38,773	1,968,323
*ING Groep NV	250,367	2,678,615
#*ING Groep NV Sponsored ADR	345,739	3,727,066
Koninklijke Ahold NV	189,119	2,613,993
Koninklijke Ahold NV ADR	8,320	115,232
Koninklijke Boskalis Westminster NV	11,795	479,208
Koninklijke DSM NV	19,120	1,023,273
Koninklijke KPN NV	224,721	3,753,132
Koninklijke Philips Electronics NV	171,318	5,225,628
Koninklijke Vopak NV	8,820	441,260
*Randstad Holdings NV	16,595	790,566
Reed Elsevier NV	55,310	722,555
#Reed Elsevier NV ADR	24,215	631,527
Royal Dutch Shell P.L.C. Series A	41,657	1,351,239
TNT NV	50,170	1,334,230
Unilever NV	218,517	6,489,351
Wolters Kluwer NV	38,995	888,887

TOTAL NETHERLANDS		43,664,607

NEW ZEALAND — (0.1%)
*Auckland International Airport, Ltd.	106,632	170,867
Contact Energy, Ltd.	33,218	148,352
Fletcher Building, Ltd.	77,029	482,629
Sky City Entertainment Group, Ltd.	52,999	122,225
Sky Network Television, Ltd.	23,000	95,291
Telecom Corp. of New Zealand, Ltd.	223,371	348,639
TrustPower, Ltd.	21,162	122,715

TOTAL NEW ZEALAND		1,490,718

NORWAY — (0.9%)
#Acergy SA	24,200	490,111
Aker Kvaerner ASA	23,335	355,859
DnB NOR ASA Series A	136,230	1,871,306
*DNO International ASA	83,791	131,862
#Fred Olsen Energy ASA	5,500	206,947
#Frontline, Ltd. ASA	8,100	231,286
Kongsberg Gruppen ASA	2,716	56,557
Marine Harvest ASA	280,608	279,132
Norsk Hydro ASA	180,475	1,107,818
Norsk Hydro ASA Sponsored ADR	11,200	68,656
Orkla ASA	97,744	947,276
*Petroleum Geo-Services ASA	19,600	245,432
#*Renewable Energy Corp. ASA	66,313	230,951
Schibsted ASA	9,450	259,560
#SeaDrill, Ltd. ASA	43,765	1,328,527
StatoilHydro ASA	135,472	2,958,958
#StatoilHydro ASA Sponsored ADR	45,656	996,670
*Storebrand ASA	51,600	376,190
*Subsea 7, Inc. ASA	9,400	198,173

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
Telenor ASA	132,891	$2,145,004
TGS Nopec Geophysical Co. ASA	13,072	226,533
Yara International ASA	30,233	1,594,121

TOTAL NORWAY		16,306,929

PORTUGAL — (0.2%)
#Banco Comercial Portugues SA	251,826	229,090
#Banco Espirito Santo SA	62,822	311,982
#Brisa SA	29,578	224,112
Cimpor Cimentos de Portugal SA	24,245	168,535
#Energias de Portugal SA	268,471	1,027,068
#Galp Energia SGPS SA Series B	26,472	510,776
Jeronimo Martins SGPS SA	26,359	395,844
#Portugal Telecom SA	75,545	1,091,804
#Portugal Telecom SGPS SA Sponsored ADR	20,300	292,320

TOTAL PORTUGAL		4,251,531

SINGAPORE — (1.3%)
Asia Pacific Breweries, Ltd.	14,000	196,978
CapitaLand, Ltd.	370,750	1,118,361
City Developments, Ltd.	77,000	759,799
ComfortDelGro Corp., Ltd.	215,000	246,686
#Cosco Corp. Singapore, Ltd.	132,000	190,953
DBS Group Holdings, Ltd.	251,490	2,708,702
Fraser & Neave, Ltd.	154,500	746,604
Golden Agri-Resources, Ltd.	787,000	397,362
Jardine Cycle & Carriage, Ltd.	15,339	467,333
Keppel Corp., Ltd.	174,000	1,345,806
Keppel Land, Ltd.	86,000	295,669
*K-Green Trust	34,800	29,038
#*Neptune Orient Lines, Ltd.	153,000	254,312
#Olam International, Ltd.	190,400	462,816
Oversea-Chinese Banking Corp., Ltd.	371,748	2,596,811
Overseas Union Enterprise, Ltd.	84,000	213,187
SATS, Ltd.	120,736	266,199
SembCorp Industries, Ltd.	120,320	427,002
#SembCorp Marine, Ltd.	108,000	385,117
Singapore Airlines, Ltd.	87,400	1,071,872
#Singapore Exchange, Ltd.	118,000	804,041
Singapore Post, Ltd.	99,000	90,294
Singapore Press Holdings, Ltd.	199,000	639,383
Singapore Technologies Engineering, Ltd.	245,000	628,170
Singapore Telecommunications, Ltd.	1,149,650	2,754,566
SMRT Corp., Ltd.	59,000	93,646
StarHub, Ltd.	110,000	225,948
#Straits Asia Resources, Ltd.	98,000	174,374
United Industrial Corp., Ltd.	88,000	157,809
United Overseas Bank, Ltd.	186,838	2,696,804
UOL Group, Ltd.	86,000	303,085
Venture Corp., Ltd.	22,000	154,345
Wilmar International, Ltd.	172,000	854,647
#Yangzijiang Shipbuilding Holdings, Ltd.	242,000	350,741
Yanlord Land Group, Ltd.	90,000	120,312

TOTAL SINGAPORE		24,228,772

SPAIN — (3.0%)
Abertis Infraestructuras SA	41,571	822,076
Acciona SA	3,470	305,493
Acerinox SA	13,941	228,676
#Actividades de Construccion y Servicios SA	19,195	1,007,679

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
#Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	491,102	$6,457,991
#Banco de Sabadell SA	123,598	601,574
#*Banco de Valencia SA	34,430	194,336
#Banco Espanol de Credito SA	9,662	96,962
Banco Popular Espanol SA	121,357	785,933
Banco Santander SA (5705946)	289,060	3,710,261
*Banco Santander SA (B4R7379)	3,705	47,601
#Banco Santander SA Sponsored ADR	853,568	10,934,206
#Bankinter SA	38,692	258,110
#Cia Espanola de Petroleos SA	5,421	129,086
Cintra Concesiones de Infraestructuras de Transporte SA	61,097	697,115
Criteria Caixacorp SA	101,886	575,624
#*EDP Renovaveis SA	29,651	171,994
Enagas SA	27,296	602,056
#Fomento de Construcciones y Contratas SA	5,469	147,662
*Gamesa Corp. Tecnologica SA	1,916	13,346
Gas Natural SDG SA	31,216	457,268
*Gestevision Telec, Inc. SA	17,398	222,013
#Grifols SA	17,103	277,249
Iberdrola Renovables SA	104,585	353,343
#*Iberdrola SA	544,835	4,603,227
Indra Sistemas SA	13,729	269,015
#Industria de Diseno Textil SA	34,074	2,845,891
Mapfre SA	80,165	266,386
Red Electrica Corporacion SA	14,225	714,827
Repsol YPF SA	28,261	783,693
#Repsol YPF SA Sponsored ADR	78,700	2,179,203
Tecnicas Reunidas SA	1,466	91,201
Telefonica SA	166,596	4,501,867
#Telefonica SA Sponsored ADR	135,963	11,032,038
Zardoya Otis SA	20,420	340,428

TOTAL SPAIN		56,725,430

SWEDEN — (2.2%)
Alfa Laval AB	45,146	783,501
Assa Abloy AB Series B	44,162	1,132,413
Atlas Copco AB Series A	97,333	2,034,087
Atlas Copco AB Series B	56,294	1,074,040
Boliden AB	30,602	519,602
Electrolux AB Series B	33,400	809,013
#Elekta AB Series B	8,018	303,276
Getinge AB	26,027	551,093
Hennes & Mauritz AB Series B	125,660	4,425,860
#Hexagon AB	19,900	404,931
Husqvarna AB Series A	12,600	88,477
#Husqvarna AB Series B	49,101	345,530
Meda AB Series A	19,365	159,249
Modern Times Group AB Series B	6,100	438,266
#Nordea Bank AB	417,383	4,595,661
Oriflame Cosmetics SA	3,816	216,261
#Ratos AB	12,311	438,933
Sandvik AB	136,231	2,053,839
Scania AB Series B	44,768	951,876
Securitas AB Series B	39,905	436,561
Skandinaviska Enskilda Banken AB Series A	201,010	1,558,309
Skanska AB Series B	55,785	1,067,553
SKF AB Series B	54,779	1,416,025
SSAB AB Series A	22,904	321,189
SSAB AB Series B	10,905	134,897
Svenska Cellulosa AB Series B	76,800	1,190,628
Svenska Handelsbanken AB Series A	65,662	2,148,051

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#*Swedbank AB Series A	95,368	$1,333,584
#Swedish Match AB	30,700	858,829
Tele2 AB Series B	40,659	893,567
*Telefonaktiebolaget LM Ericsson AB	348,738	3,835,280
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	46,000	505,540
TeliaSonera AB	313,884	2,621,864
*Volvo AB Series A	63,073	834,455
*Volvo AB Series B	129,940	1,759,167
#*Volvo AB Sponsored ADR	14,500	196,475

TOTAL SWEDEN		42,437,882

SWITZERLAND — (5.9%)
ABB, Ltd. AG	129,643	2,685,389
ABB, Ltd. AG Sponsored ADR	182,000	3,765,580
*Actelion, Ltd. AG	14,133	706,059
#Adecco SA	16,548	925,890
Baloise Holding AG	6,883	635,969
Banque Cantonale Vaudoise AG	212	103,047
#Barry Callebaut AG	267	215,236
BKW FMB Energie AG	2,156	146,926
Compagnie Financiere Richemont SA Series A	72,998	3,641,009
Credit Suisse Group AG	108,663	4,498,497
Credit Suisse Group AG Sponsored ADR	48,600	2,016,900
Geberit AG	4,776	915,387
Givaudan SA	1,011	1,041,735
Holcim, Ltd. AG	33,957	2,115,395
Julius Baer Group, Ltd. AG	26,222	1,106,548
#Kuehne + Nagel International AG	6,941	858,664
Lindt & Spruengli AG	15	429,996
#*Logitech International SA	22,987	435,800
*Lonza Group AG	5,861	513,088
Nestle SA	471,890	25,847,536
Novartis AG	151,030	8,751,091
#*Novartis AG ADR	141,600	8,205,720
Partners Group Holding AG	684	125,132
Roche Holding AG Bearer	3,479	530,783
#Roche Holding AG Genusschein	97,207	14,275,254
Schindler Holding AG	2,881	313,273
SGS SA	709	1,134,030
Sika AG	295	584,960
Sonova Holding AG	6,156	712,996
Straumann Holding AG	1,188	248,708
Sulzer AG	3,497	425,784
Swatch Group AG (7184725)	4,165	1,592,001
Swatch Group AG (7184736)	5,992	416,645
Swiss Life Holding AG	3,766	460,861
Swiss Reinsurance Co., Ltd. AG	49,487	2,377,708
Swisscom AG	3,364	1,404,876
Syngenta AG	7,073	1,958,419
Syngenta AG ADR	31,500	1,744,470
#*UBS AG	478,710	8,132,107
#*UBS AG ADR	33,538	570,817
#Valiant Holding AG	2,436	380,662
Zurich Financial Services AG	20,608	5,043,137

TOTAL SWITZERLAND		111,994,085

UNITED KINGDOM — (16.0%)
Admiral Group P.L.C.	27,244	710,943
Aggreko P.L.C.	30,586	771,795
Amec P.L.C.	42,469	738,709
Amlin P.L.C.	60,463	393,788

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Anglo American P.L.C.	186,195	$8,675,422
Antofagasta P.L.C.	53,869	1,147,636
ARM Holdings P.L.C.	139,465	814,235
Ashmore Group P.L.C.	41,357	253,833
Associated British Foods P.L.C.	49,803	835,290
AstraZeneca P.L.C.	123,555	6,215,085
#AstraZeneca P.L.C. Sponsored ADR	78,600	3,966,156
*Autonomy Corp. P.L.C.	28,027	656,223
Aviva P.L.C.	375,103	2,392,163
Babcock International Group P.L.C.	18,911	175,747
BAE Systems P.L.C.	454,140	2,506,880
Balfour Beatty P.L.C.	91,945	407,680
Barclays P.L.C.	189,633	833,336
Barclays P.L.C. Sponsored ADR	318,509	5,621,684
BG Group P.L.C.	348,779	6,789,416
#BG Group P.L.C. Sponsored ADR	12,500	1,216,875
BHP Billiton P.L.C.	116,663	4,132,809
BHP Billiton P.L.C. ADR	89,700	6,350,760
BP P.L.C.	737,244	5,011,199
#*BP P.L.C. Sponsored ADR	196,119	8,007,539
#*British Airways P.L.C.	70,412	305,125
British American Tobacco P.L.C.	232,362	8,852,178
#British American Tobacco P.L.C. Sponsored ADR	19,052	1,452,334
British Sky Broadcasting Group P.L.C.	149,909	1,697,193
British Sky Broadcasting Group P.L.C. Sponsored ADR	1,765	79,531
BT Group P.L.C.	719,650	1,774,493
BT Group P.L.C. Sponsored ADR	36,202	893,465
Bunzl P.L.C.	38,087	450,928
Burberry Group P.L.C.	61,950	1,011,650
*Cable & Wireless Communications P.L.C.	385,924	330,816
Cable & Wireless Worldwide P.L.C.	368,595	414,200
*Cairn Energy P.L.C.	181,650	1,122,691
Capita Group P.L.C.	80,869	992,952
Carnival P.L.C.	20,454	883,726
Carnival P.L.C. ADR	9,300	405,201
Centrica P.L.C.	685,087	3,645,417
Cobham P.L.C.	149,602	555,186
Compass Group P.L.C.	255,079	2,090,379
Diageo P.L.C.	129,563	2,390,139
#Diageo P.L.C. Sponsored ADR	41,975	3,106,150
*easyJet P.L.C.	12,768	93,303
Eurasian Natural Resources Corp. P.L.C.	18,679	260,585
Experian P.L.C.	146,479	1,702,061
Firstgroup P.L.C.	57,238	374,296
Fresnillo P.L.C.	21,015	420,798
G4S P.L.C.	168,490	706,365
GKN P.L.C.	56,541	160,649
GlaxoSmithKline P.L.C.	478,323	9,340,518
GlaxoSmithKline P.L.C. Sponsored ADR	122,293	4,774,319
*Home Retail Group P.L.C.	102,100	358,039
HSBC Holdings P.L.C.	1,180,768	12,289,079
#HSBC Holdings P.L.C. Sponsored ADR	234,056	12,196,658
ICAP P.L.C.	68,751	502,278
IMI P.L.C.	30,104	380,685
Imperial Tobacco Group P.L.C.	96,123	3,078,564
Imperial Tobacco Group P.L.C. ADR	19,700	1,260,800
Informa P.L.C.	71,927	502,914
Inmarsat P.L.C.	56,688	591,910
Intercontinental Hotels Group P.L.C.	33,398	645,023
International Power P.L.C.	204,552	1,364,822
Intertek Group P.L.C.	21,556	640,696

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Invensys P.L.C.	110,599	$510,932
Investec P.L.C.	56,683	452,387
John Wood Group P.L.C.	52,188	364,153
Johnson Matthey P.L.C.	28,088	861,373
Kazakhmys P.L.C.	30,604	644,866
Kingfisher P.L.C.	318,631	1,213,861
Legal & General Group P.L.C.	765,497	1,230,694
*Lloyds Banking Group P.L.C.	3,193,252	3,509,796
*Lloyds Banking Group P.L.C. Sponsored ADR	537,897	2,355,989
Logica P.L.C.	178,255	369,635
*London Stock Exchange Group P.L.C.	17,563	206,440
*Lonmin P.L.C.	21,860	611,849
Man Group P.L.C.	232,130	970,218
Marks & Spencer Group P.L.C.	216,529	1,483,956
Mondi P.L.C.	43,919	365,690
National Grid P.L.C.	253,471	2,396,950
#National Grid P.L.C. Sponsored ADR	28,708	1,363,056
Next P.L.C.	26,555	972,296
Northumbrian Water Group P.L.C.	66,232	375,715
Old Mutual P.L.C.	700,689	1,459,243
Pearson P.L.C.	75,779	1,160,632
#Pearson P.L.C. Sponsored ADR	39,300	605,220
Pennon Group P.L.C.	45,800	457,073
Petrofac, Ltd. P.L.C.	35,386	829,219
Prudential P.L.C.	183,309	1,854,003
Prudential P.L.C. ADR	62,200	1,256,440
Reckitt Benckiser Group P.L.C.	72,968	4,076,632
Reed Elsevier P.L.C.	77,411	664,139
Reed Elsevier P.L.C. ADR	20,755	712,104
*Rentokil Initial P.L.C.	227,411	360,869
Resolution, Ltd. P.L.C.	189,041	792,522
Rexam P.L.C.	112,648	573,766
Rio Tinto P.L.C.	140,777	9,143,554
Rio Tinto P.L.C. Sponsored ADR	34,104	2,220,852
*Rolls-Royce Group P.L.C. (3283648)	227,043	2,355,519
*Rolls-Royce Group P.L.C. (B520WF1)	14,530,752	23,283
*Royal Bank of Scotland Group P.L.C.	2,275,051	1,627,812
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	5,103	73,381
#Royal Dutch Shell P.L.C. ADR	344,141	22,135,149
Royal Dutch Shell P.L.C. Series B	195,121	6,244,225
RSA Insurance Group P.L.C.	501,055	1,051,200
SABmiller P.L.C.	123,182	3,996,478
Sage Group P.L.C.	176,688	762,408
Sainsbury (J.) P.L.C.	170,842	1,066,679
Schroders P.L.C.	18,739	473,708
Schroders P.L.C. Non-Voting	9,996	202,204
Scottish & Southern Energy P.L.C.	123,820	2,288,252
Serco Group P.L.C.	68,993	678,741
Severn Trent P.L.C.	30,639	684,962
Shire P.L.C.	40,423	948,616
#Shire P.L.C. ADR	13,024	912,982
Smith & Nephew P.L.C.	91,370	802,829
#Smith & Nephew P.L.C. Sponsored ADR	7,000	307,160
Smiths Group P.L.C.	50,192	957,950
Standard Chartered P.L.C.	259,989	7,520,185
Standard Life P.L.C.	323,961	1,177,714
Tate & Lyle P.L.C.	55,213	444,604
Tesco P.L.C.	1,059,552	7,251,211
Thomas Cook Group P.L.C.	70,164	203,381
TUI Travel P.L.C.	80,406	272,082
Tullow Oil P.L.C.	113,182	2,161,926

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Unilever P.L.C.	71,770	$2,069,173
Unilever P.L.C. Sponsored ADR	96,750	2,807,685
United Utilities Group P.L.C.	82,787	810,528
United Utilities Group P.L.C. ADR	5,177	101,469
Vedanta Resources P.L.C.	18,822	625,918
Vodafone Group P.L.C.	3,189,133	8,717,874
Vodafone Group P.L.C. Sponsored ADR	384,600	10,580,346
Weir Group P.L.C. (The)	19,556	488,094
Whitbread P.L.C.	23,031	624,785
William Morrison Supermarkets P.L.C.	294,132	1,384,263
*Wolseley P.L.C.	35,718	950,087
*Wolseley P.L.C. ADR	19,300	50,952
WPP P.L.C.	111,260	1,292,948
#WPP P.L.C. Sponsored ADR	13,460	781,218
Xstrata P.L.C.	286,153	5,543,753

TOTAL UNITED KINGDOM		302,603,177

TOTAL COMMON STOCKS		1,606,854,859

PREFERRED STOCKS — (0.1%)
GERMANY — (0.0%)
Fresenius SE (4568946)	11,905	1,067,033

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*EVN AG Rights 11/12/10	570	33

BELGIUM — (0.0%)
*Umicore SA Rights	275	4

UNITED KINGDOM — (0.0%)
*Standard Chartered P.L.C. Rights 11/05/10	32,499	940,877

TOTAL RIGHTS/WARRANTS		940,914

	Face Amount (000)	Value†
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $585,000 FHLMC 5.00%, 10/15/19, valued at $661,781) to be repurchased at $647,010	$647	647,000

	Shares/ Face Amount (000)
SECURITIES LENDING COLLATERAL — (15.1%)
§@DFA Short Term Investment Fund	282,774,040	282,774,040
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $2,553,855)## to be repurchased at $2,503,825	$2,504	2,503,779

TOTAL SECURITIES LENDING COLLATERAL		285,277,819

TOTAL INVESTMENTS — (100.0%) (Cost $1,669,476,129)		$1,894,787,625

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (85.2%)
AUSTRALIA — (5.8%)
#*Acrux, Ltd.	73,963	$216,974
*Adamus Resources, Ltd.	100,780	60,390
Adelaide Brighton, Ltd.	591,710	2,073,702
*Aditya Birla Minerals, Ltd.	135,458	161,380
#*AED Oil, Ltd.	237,059	110,573
Aevum, Ltd.	67,539	117,020
*AGL Energy, Ltd.	68,580	1,082,814
*AJ Lucas Group, Ltd.	37,498	87,677
#*Alchemia, Ltd.	57,652	29,612
#Alesco Corp., Ltd.	118,959	290,285
#*Alkane Resources, Ltd.	190,707	145,646
#*Alliance Resources, Ltd.	108,059	45,732
#*Allied Gold, Ltd.	224,509	99,858
Alumina, Ltd.	543,465	1,085,953
#Alumina, Ltd. Sponsored ADR	468,068	3,739,863
*Amadeus Energy, Ltd.	234,309	57,464
Amalgamated Holdings, Ltd.	83,094	510,693
*Amcom Telecommunications, Ltd.	479,825	159,419
Amcor, Ltd.	778,258	5,128,370
Amcor, Ltd. Sponsored ADR	30,507	802,334
Ammtec, Ltd.	3,672	15,171
#AMP, Ltd.	214,453	1,123,122
#*Andean Resources, Ltd.	41,922	261,481
Ansell, Ltd.	101,731	1,352,292
*Antares Energy, Ltd.	151,578	70,527
APA Group, Ltd.	239,060	915,107
*Apex Minerals NL	1,126,705	20,775
#APN News & Media, Ltd.	357,365	677,720
#*Aquila Resources, Ltd.	43,514	369,614
*ARB Corp., Ltd.	31,381	220,622
#Aristocrat Leisure, Ltd.	98,200	338,351
*Asciano Group, Ltd.	2,002,712	3,076,702
ASG Group, Ltd.	68,142	85,415
ASX, Ltd.	64,167	2,337,857
#*Atlas Iron, Ltd.	32,434	80,082
*Aurora Oil & Gas, Ltd.	79,126	101,029
Ausdrill, Ltd.	289,084	677,571
*Ausenco, Ltd.	96,771	242,630
Austal, Ltd.	93,467	224,554
#*Austar United Communications, Ltd.	375,146	359,375
Austbrokers Holdings, Ltd.	26,915	131,630
Austereo Group, Ltd.	255,827	411,507
Austin Engineering, Ltd.	9,435	42,769
Australia & New Zealand Banking Group, Ltd.	658,301	16,060,353
#*Australian Agricultural Co., Ltd.	208,280	326,606
Australian Infrastructure Fund NL	484,881	940,547
Australian Pharmaceutical Industries, Ltd.	426,014	215,390
*Australian Worldwide Exploration, Ltd.	629,493	931,020
#Automotive Holdings Group NL	197,705	442,470
*Avexa, Ltd.	345,190	15,202
AVJennings, Ltd.	143,047	79,531
*Avoca Resources, Ltd.	85,387	264,668
*AWB, Ltd.	1,051,772	1,531,106
AXA Asia Pacific Holdings, Ltd.	181,906	968,690
Babcock & Brown Infrastructure Group, Ltd.	26	127
Bank of Queensland, Ltd.	222,085	2,264,875
#*Bannerman Resources, Ltd.	132,442	65,400
*BC Iron, Ltd.	19,399	44,472

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Beach Petroleum, Ltd.	1,462,656	$960,645
#Bendigo Bank, Ltd.	334,583	2,971,199
Bendigo Mining, Ltd.	255,688	68,857
*Berkeley Resources, Ltd.	45,197	70,575
#BHP Billiton, Ltd. Sponsored ADR	82,600	6,821,934
Billabong International, Ltd.	188,305	1,500,583
*Bionomics, Ltd.	19,472	5,245
*Biota Holdings, Ltd.	63,363	60,191
*Bisalloy Steel Group, Ltd.	42,493	7,496
Blackmores, Ltd.	3,331	89,797
*Blackthorn Resources, Ltd.	1,635	1,253
BlueScope Steel, Ltd.	1,494,439	2,936,595
Boart Longyear Group NL	347,459	1,233,044
#*Boom Logistics, Ltd.	320,214	156,821
#Boral, Ltd.	673,561	2,900,265
*Bow Energy, Ltd.	259,040	293,280
Bradken, Ltd.	127,128	1,022,343
#Brambles, Ltd.	143,159	895,269
*Bravura Solutions, Ltd.	48,054	6,601
Breville Group, Ltd.	60,870	156,370
Brickworks, Ltd.	84,633	943,440
#*Brockman Resources, Ltd.	72,484	287,099
BSA, Ltd.	41,919	10,482
BT Investment Management, Ltd.	23,284	60,286
Cabcharge Australia, Ltd.	104,513	587,589
Calliden Group, Ltd.	35,815	9,226
Caltex Australia, Ltd.	163,480	1,862,321
#Campbell Brothers, Ltd.	27,013	930,502
Cape Lambert Iron Ore, Ltd.	401,010	160,690
*Capral, Ltd.	19,104	2,632
#Cardno, Ltd.	73,090	343,164
*Carnarvon Petroleum, Ltd.	288,934	139,115
*Carnegie Wave Energy, Ltd.	68,359	9,405
Cash Converters International, Ltd.	229,973	129,213
*Catalpa Resources, Ltd.	34,339	67,214
Cellestis, Ltd.	19,018	44,310
*Centamin Egypt, Ltd.	371,645	1,031,341
#*Ceramic Fuel Cells, Ltd.	87,039	15,298
#*CGA Mining, Ltd.	9,637	27,659
Challenger Financial Services Group, Ltd.	433,442	1,954,978
#*ChemGenex Pharmaceuticals, Ltd. (6273635)	168,011	88,890
*ChemGenex Pharmaceuticals, Ltd. (B298LK5)	6,842	168
*Citadel Resource Group, Ltd.	1,288,604	611,943
*Citigold Corp., Ltd.	806,483	78,239
Clarius Group, Ltd.	29,108	20,435
#*Clean Seas Tuna, Ltd.	158,151	17,018
*Clinuvel Pharmaceuticals, Ltd.	134,267	23,618
Clough, Ltd.	202,502	131,950
*CMA Corp., Ltd.	82,218	7,007
#*Coal of Africa, Ltd.	243,092	337,795
#*Coalspur Mines, Ltd.	13,907	15,778
Coca-Cola Amatil, Ltd.	57,453	684,812
Cochlear, Ltd.	11,653	811,761
*Cockatoo Coal, Ltd.	684,512	366,559
Codan, Ltd.	4,156	6,238
#Coffey International, Ltd.	76,342	79,186
Commonwealth Bank of Australia NL	254,892	12,253,461
*Compass Resources, Ltd.	18,720	2,751
Computershare, Ltd.	98,154	974,598
ConnectEast Group, Ltd.	1,914,062	814,475
#*Conquest Mining, Ltd.	114,876	61,542

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Consolidated Media Holdings, Ltd.	121,781	$400,112
*Cooper Energy, Ltd.	282,707	124,344
#Count Financial, Ltd.	35,349	45,312
Coventry Group, Ltd.	13,156	30,307
#Crane Group, Ltd.	96,641	718,832
#Credit Corp. Group, Ltd.	14,740	45,349
*Crescent Gold, Ltd.	260,052	39,598
#Crown, Ltd.	263,431	2,157,348
CSG, Ltd.	75,496	132,629
CSL, Ltd.	37,159	1,198,341
CSR, Ltd.	1,476,275	2,638,523
*CudeCo., Ltd.	153,294	359,712
*Cue Energy Resources, Ltd.	287,579	111,630
*Customers, Ltd.	79,921	145,526
#*Dart Energy, Ltd.	126,516	142,518
Data#3, Ltd.	3,162	30,312
David Jones, Ltd.	275,701	1,284,178
*Decmil Group, Ltd.	42,560	108,088
*Deep Yellow, Ltd.	694,990	153,885
Devine, Ltd.	439,390	120,048
*Discovery Metals, Ltd.	41,077	47,116
Dominion Mining, Ltd.	25,038	73,701
Domino’s Pizza Enterprises, Ltd.	3,781	21,049
#Downer EDI, Ltd.	435,135	2,160,886
DUET Group, Ltd.	470,865	802,528
*DuluxGroup, Ltd.	112,734	298,156
DWS Advanced Business Solutions, Ltd.	50,739	82,703
#*Eastern Star Gas, Ltd.	260,601	215,844
#*Elders, Ltd.	863,834	545,209
Emeco Holdings, Ltd.	589,123	514,766
Energy Resources of Australia, Ltd.	6,088	77,937
#*Energy World Corp., Ltd.	657,279	249,626
Envestra, Ltd.	666,734	340,279
Equity Trustees, Ltd.	1,198	18,606
*eServGlobal, Ltd.	105,415	67,383
Euroz, Ltd.	64,770	85,503
*Extract Resources, Ltd.	98,791	742,025
#Fairfax Media, Ltd.	1,985,984	2,821,477
Fantastic Holdings, Ltd.	975	2,149
#*Ferraus, Ltd.	80,857	58,704
FKP Property Group, Ltd.	670,968	617,532
#Fleetwood Corp., Ltd.	53,122	636,035
FlexiGroup, Ltd.	276,345	405,799
#Flight Centre, Ltd.	50,380	1,127,296
*Flinders Mines, Ltd.	636,654	74,918
#*Focus Minerals, Ltd.	2,319,333	116,079
*Forest Enterprises Australia, Ltd.	405,363	17,868
*Fortescue Metals Group, Ltd.	134,648	827,934
#Foster’s Group, Ltd.	352,948	2,023,611
*Fox Resources, Ltd.	64,224	8,224
*Funtastic, Ltd.	54,775	10,198
#*Galaxy Resources, Ltd.	79,554	113,681
*Gascoyne Resources, Ltd.	7,514	774
*Geodynamics, Ltd.	164,951	95,246
*Gindalbie Metals, Ltd.	356,851	367,566
#*Giralia Resources NL	91,756	247,344
*Golden West Resources, Ltd.	23,675	19,769
Goodman Fielder, Ltd.	1,533,299	2,229,226
Graincorp, Ltd. Series A	187,054	1,379,193
*Grange Resources, Ltd.	997,285	663,944
#*Great Southern, Ltd.	123,895	—

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
GUD Holdings, Ltd.	34,696	$355,442
*Gujarat NRE Coking Coal, Ltd.	41,557	26,420
#*Gunns, Ltd.	793,785	528,696
GWA International, Ltd.	271,335	817,028
#Harvey Norman Holdings, Ltd.	409,420	1,336,035
Hastie Group, Ltd.	296,864	450,498
*Heron Resources, Ltd.	152,869	36,829
#*HFA Holdings, Ltd.	535,516	84,175
*Highlands Pacific, Ltd.	193,142	76,874
#Hillgrove Resources, Ltd.	344,722	101,301
Hills Industries, Ltd.	250,242	529,475
#*Horizon Oil, Ltd.	860,087	302,510
*Icon Energy, Ltd.	357,233	64,576
IDT Australia, Ltd.	16,841	8,632
iiNet, Ltd.	117,996	329,843
*Iluka Resources, Ltd.	381,783	2,526,910
*Imdex, Ltd.	145,770	175,540
IMF Australia, Ltd.	41,886	60,389
Incitec Pivot, Ltd.	1,051,859	3,851,568
Independence Group NL	86,954	598,455
*Indophil Resources NL	211,333	209,666
Industrea, Ltd.	651,199	293,173
Infigen Energy, Ltd.	668,377	482,952
Infomedia, Ltd.	80,383	18,172
*Innamincka Petroleum, Ltd.	57,505	7,597
Insurance Australia Group, Ltd.	1,258,183	4,705,623
*Integra Mining, Ltd.	375,569	188,533
Integrated Research, Ltd.	22,833	7,617
#*Intrepid Mines, Ltd.	385,054	626,304
#Invocare, Ltd.	34,293	219,956
IOOF Holdings, Ltd.	256,228	1,804,655
Iress Market Technology, Ltd.	51,253	439,783
#*iSOFT Group, Ltd.	492,150	46,322
*Jabiru Metals, Ltd.	294,108	161,233
*James Hardie Industries SE Sponsored ADR	8,092	215,085
#JB Hi-Fi, Ltd.	40,600	791,201
*Kagara, Ltd.	631,634	472,682
*Karoon Gas Australia, Ltd.	56,204	518,621
*Kimberley Metals, Ltd.	17,847	4,557
*Kings Minerals NL	69,902	8,921
#Kingsgate Consolidated, Ltd.	70,998	697,661
*Lednium, Ltd.	21,998	1,724
#Leighton Holdings, Ltd.	19,677	708,079
Lend Lease Group NL	417,275	2,945,890
Linc Energy, Ltd.	126,576	241,152
*Liquefied Natural Gas, Ltd.	149,876	91,444
Lycopodium, Ltd.	6,626	28,827
#*Lynas Corp., Ltd.	1,060,591	1,528,601
M2 Telecommunications Group, Ltd.	48,903	122,647
MAC Services Group, Ltd.	38,255	143,952
Macarthur Coal, Ltd.	92,467	1,090,191
#MacMahon Holdings, Ltd.	542,619	263,922
Macquarie Group, Ltd.	196,729	6,994,726
#*Mantra Resources, Ltd.	27,220	154,811
#MAP Group, Ltd.	259,480	775,413
*Marion Energy, Ltd.	119,950	3,450
MaxiTRANS Industries, Ltd.	98,645	27,962
McMillan Shakespeare, Ltd.	30,386	211,589
McPherson’s, Ltd.	54,641	166,676
#*Medusa Mining, Ltd.	45,183	246,638
Melbourne IT, Ltd.	67,703	119,058

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#*MEO Australia, Ltd.	460,721	$212,580
Mermaid Marine Australia, Ltd. (6156941)	174,167	486,723
*Mermaid Marine Australia, Ltd. (61569RR)	12,227	34,134
*Mesoblast, Ltd.	26,837	66,714
#*Metals X, Ltd.	423,201	119,329
Metcash, Ltd.	371,676	1,591,140
*Metgasco, Ltd.	56,791	28,597
*Minara Resources, Ltd.	290,992	216,639
Mincor Resources NL	199,924	350,205
*Mineral Deposits, Ltd.	158,093	178,303
Mineral Resources, Ltd.	14,295	139,049
#*Mirabela Nickel, Ltd.	377,372	585,571
#*Mitchell Communications Group, Ltd.	195,384	230,669
#*Molopo Energy, Ltd.	258,989	258,405
#*Moly Mines, Ltd.	107,349	85,236
#Monadelphous Group, Ltd.	23,173	379,688
Mortgage Choice, Ltd.	48,851	57,376
*Mount Gibson Iron, Ltd.	514,916	1,023,015
#*Murchison Metals, Ltd.	906,153	1,385,215
*Nanosonics, Ltd.	11,184	9,826
National Australia Bank, Ltd.	526,770	13,184,161
Navitas, Ltd.	108,458	406,927
#*Neptune Marine Services, Ltd.	361,784	78,000
*New Hope Corp., Ltd.	431,525	2,068,391
Newcrest Mining, Ltd.	180,988	7,122,555
*Nexbis, Ltd.	425,000	30,437
#*Nexus Energy, Ltd.	322,500	147,810
NIB Holdings, Ltd.	338,206	413,706
#*Nido Petroleum, Ltd. (6165732)	816,452	107,967
*Nido Petroleum, Ltd. (61657RR)	120,050	15,875
*Nomad Building Solutions, Ltd.	82,521	12,519
*Norfolk Group, Ltd.	71,823	80,285
*Northern Energy Corp., Ltd.	18,299	28,859
*Northern Iron, Ltd.	23,752	35,803
*Norton Gold Fields, Ltd.	59,079	11,535
*Novogen, Ltd. Sponsored ADR	2,215	1,175
*NRW Holdings, Ltd.	162,974	285,358
#Nufarm, Ltd.	123,658	551,182
Oaks Hotels & Resorts, Ltd.	24,027	7,089
Oakton, Ltd.	46,008	139,857
#Oil Search, Ltd.	389,477	2,435,161
OneSteel, Ltd.	1,845,980	4,899,611
Orica, Ltd.	112,734	2,785,614
Origin Energy, Ltd.	483,880	7,575,276
#*Orocobre, Ltd.	13,522	32,320
*Otto Energy, Ltd.	168,000	13,469
OZ Minerals, Ltd.	2,595,173	4,002,530
*Pacific Brands, Ltd.	1,386,628	1,476,770
#*Paladin Energy, Ltd.	438,064	1,768,252
*Pan Pacific Petroleum NL	245,063	45,665
*PanAust, Ltd.	756,371	554,995
Panoramic Resources, Ltd.	193,526	447,129
*Paperlinx, Ltd.	745,156	325,091
Patties Foods, Ltd.	5,122	6,626
Peet, Ltd.	127,013	236,111
*Perilya, Ltd.	86,794	46,012
#Perpetual Trustees Australia, Ltd.	14,691	545,447
*Perseus Mining, Ltd.	158,721	466,365
*Petsec Energy, Ltd.	48,701	9,205
#*Pharmaxis, Ltd.	149,884	413,936
#Photon Group, Ltd.	1,058,870	70,447

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#Platinum Asset Mangement, Ltd.	42,020	$198,012
#*Platinum Australia, Ltd.	227,487	147,217
PMP, Ltd.	379,844	284,933
*Po Valley Energy, Ltd.	16,224	5,085
#*Port Bouvard, Ltd.	77,271	7,948
*Poseidon Nickel, Ltd.	48,747	8,602
Premier Investments, Ltd.	65,941	446,466
*Prima Biomed, Ltd.	376,367	47,976
#Primary Health Care, Ltd.	492,358	1,506,615
*Prime Aet&D Holdings No. 1 Non-Voting	26	—
Prime Media Group, Ltd.	87,075	55,595
#*PrimeAg Australia, Ltd.	14,710	20,567
Probiotec, Ltd.	17,002	15,381
Programmed Maintenance Service, Ltd.	120,100	230,217
*Qantas Airways, Ltd.	581,314	1,622,984
#QBE Insurance Group, Ltd.	227,600	3,828,360
Ramelius Resources, Ltd.	56,761	40,355
#Ramsay Health Care, Ltd.	61,018	936,267
RCR Tomlinson, Ltd.	82,636	112,672
REA Group, Ltd.	6,487	68,382
Reckon, Ltd.	26,821	60,477
Redflex Holdings, Ltd.	49,622	125,088
Reece Australia, Ltd.	10,902	237,990
Regional Express Holdings, Ltd.	17,416	20,977
*Regis Resources, Ltd.	110,695	173,663
Reject Shop, Ltd. (The)	8,292	149,406
*Resolute Mining, Ltd.	356,538	459,998
*Resource Generation, Ltd.	115,205	65,311
#Retail Food Group, Ltd.	46,323	114,490
Reverse Corp., Ltd.	5,700	672
#*Rex Minerals, Ltd.	19,369	47,416
*RHG, Ltd.	358,449	248,648
Ridley Corp., Ltd.	223,266	269,138
Rio Tinto, Ltd.	73,987	6,021,223
#*RiverCity Motorway Group, Ltd.	133,238	1,690
#*Riversdale Mining, Ltd.	242,892	2,556,573
*Roc Oil Co., Ltd.	807,916	329,190
SAI Global, Ltd.	91,568	392,266
Salmat, Ltd.	57,624	231,936
#*Samson Oil & Gas, Ltd.	369,481	21,707
#*Sandfire Resources NL	42,105	331,249
Santos, Ltd.	377,648	4,669,555
*Saracen Mineral Holdings, Ltd.	97,379	58,425
Sedgman, Ltd.	40,247	81,776
Seek, Ltd.	69,070	489,784
Select Harvests, Ltd.	19,859	62,538
Servcorp, Ltd.	31,948	94,735
*Service Stream, Ltd.	166,488	80,155
*Seven Group Holdings, Ltd.	192,011	1,389,755
Sigma Pharmaceuticals, Ltd.	1,426,257	631,380
*Silex System, Ltd.	36,244	186,551
*Silver Lake Resources, Ltd.	75,930	173,218
Sims Metal Management, Ltd.	167,602	2,691,842
*Sino Strategic International, Ltd.	9,056	2,484
#Sirtex Medical, Ltd.	10,536	62,391
*Skilled Group, Ltd.	103,915	149,407
*Slater & Gordon, Ltd.	9,519	17,455
SMS Management & Technology, Ltd.	19,013	127,549
Sonic Healthcare, Ltd.	146,554	1,563,591
Southern Cross Media Group, Ltd.	251,988	554,333
SP Ausnet, Ltd.	479,913	436,455

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
SP Telemedia, Ltd.	428,098	$653,693
Spark Infrastructure Group, Ltd.	615,504	675,388
Specialty Fashion Group, Ltd.	29,122	38,012
#*Sphere Investments, Ltd.	78,855	191,546
Spotless Group, Ltd.	420,369	941,159
*St. Barbara, Ltd.	1,034,442	422,928
*Starpharma Holdings, Ltd.	32,636	22,460
Straits Resources, Ltd.	233,593	428,227
*Strike Resources, Ltd.	69,365	32,902
Structural Systems, Ltd.	27,729	22,661
Stuart Petroleum, Ltd.	5,000	3,033
STW Communications Group, Ltd.	336,005	315,640
Suncorp-Metway, Ltd.	745,348	6,728,657
#*Sundance Resources, Ltd.	1,191,078	337,003
*Sunland Group, Ltd.	138,109	107,454
Super Cheap Auto Group, Ltd.	64,690	422,316
#*Swick Mining Services, Ltd.	101,218	36,569
Symex Holdings, Ltd.	21,158	12,007
TABCORP Holdings, Ltd. (6873262)	531,960	3,848,500
*TABCORP Holdings, Ltd. (B59GPT7)	59,107	427,288
Talent2 International, Ltd.	70,115	102,872
*Tanami Gold NL	24,008	19,850
*Tap Oil, Ltd.	259,762	202,058
#Tassal Group, Ltd.	102,729	138,943
Tatts Group, Ltd.	1,311,925	3,212,970
Technology One, Ltd.	79,299	77,037
Telstra Corp., Ltd.	201,327	527,579
#Telstra Corp., Ltd. ADR	36,500	481,800
#*Ten Network Holdings, Ltd.	1,051,387	1,484,542
*Terramin Australia, Ltd.	48,195	23,590
#*TFS Corp., Ltd.	120,003	112,317
*Thakral Holdings Group, Ltd.	359,367	157,423
Thorn Group, Ltd.	113,374	184,144
Toll Holdings, Ltd.	326,959	1,988,974
Tower Australia Group, Ltd.	391,717	926,728
Tox Free Solutions, Ltd.	51,027	124,494
Transfield Services, Ltd.	393,566	1,336,675
Transfield Services, Ltd. Infrastructure Fund	226,923	148,637
#*Transpacific Industries Group, Ltd.	303,483	367,433
Transurban Group, Ltd.	161,058	823,984
#*Troy Resources NL	64,384	212,415
#Trust Co., Ltd. (The)	16,059	95,928
UGL, Ltd.	119,075	1,721,285
UXC, Ltd.	253,217	124,783
*View Resources, Ltd.	143,288	18,246
Village Roadshow, Ltd.	52,985	121,847
*Virgin Blue Holdings, Ltd.	3,195,173	1,349,494
Vision Group Holdings, Ltd.	28,537	7,204
Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	10,198	29,350
Washington H. Soul Pattinson & Co., Ltd.	188,055	2,410,932
Watpac, Ltd.	134,388	219,145
*WDS, Ltd.	74,726	49,646
#Webjet, Ltd.	37,950	96,125
*Webster, Ltd.	13,767	6,074
Wesfarmers, Ltd.	361,256	11,754,042
#West Australian Newspapers Holdings, Ltd.	41,328	289,791
#Western Areas NL	61,273	353,503
#Westpac Banking Corp.	292,705	6,517,635
#Westpac Banking Corp. Sponsored ADR	52,460	5,849,815
#*White Energy Co., Ltd.	102,289	380,908
*White Energy Co., Ltd. 2010 Performance Shares	5,217	19,419

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*White Energy Co., Ltd. 2011 Performance Shares	5,217	$19,419
*Whitehaven Coal, Ltd.	89,830	611,884
WHK Group, Ltd.	195,444	209,445
#Wide Bay Australia, Ltd.	20,282	201,748
Willmott Forests, Ltd.	46,112	14,454
#*Windimurra Vanadium, Ltd.	62,376	10,387
Woodside Petroleum, Ltd.	38,625	1,651,721
Woolworths, Ltd.	65,845	1,827,914
WorleyParsons, Ltd.	17,017	383,504
Wotif.com Holdings, Ltd.	29,133	133,705

TOTAL AUSTRALIA		331,788,727

AUSTRIA — (0.5%)
Agrana Beteiligungs AG	3,115	305,392
Andritz AG	13,331	1,021,636
#*A-TEC Industries AG	19,046	103,391
*Austriamicrosystems AG	5,270	210,150
BWIN Interactive Entertainment AG	13,833	662,163
BWT AG	2,227	62,144
CAT Oil AG	12,320	110,697
Erste Group Bank AG	120,617	5,449,683
#EVN AG	15,739	249,842
Flughafen Wien AG	4,989	309,439
*Frauenthal Holding AG	198	2,780
#*Intercell AG	18,738	458,273
Kapsch TrafficCom AG	558	32,188
Lenzing AG	627	311,288
Mayr-Melnhof Karton AG	5,046	545,688
Oberbank AG	2,295	140,240
#Oesterreichischen Post AG	21,857	661,604
OMV AG	63,828	2,387,272
*Palfinger AG	4,422	134,895
#Raiffeisen Bank International AG	52,698	2,976,232
*RHI AG	9,032	299,740
#Rosenbauer International AG	1,136	48,798
*S&T System Integration & Technology Distribution AG	653	6,121
Schoeller-Bleckmann Oilfield Equipment AG	6,369	469,685
Strabag SE	39,798	1,029,425
Telekom Austria AG	65,761	1,007,060
Telekom Austria AG ADR	4,200	127,890
#Uniqa Versicherungen AG	35,238	729,121
#Verbund AG	7,560	302,429
Vienna Insurance Group AG Wiener Versicherung Gruppe	29,097	1,564,362
Voestalpine AG	96,025	3,813,109
*Warimpex Finanz und Beteiligungs AG	7,537	23,904
*Wienerberger AG	110,376	1,860,168
#Wolford AG	1,281	36,248
Zumtobel AG	27,628	565,466

TOTAL AUSTRIA		28,018,523

BELGIUM — (1.0%)
Ackermans & van Haaren NV	27,931	2,409,725
*Ageas SA	856,636	2,637,649
#*Agfa-Gevaert NV	228,454	1,334,166
Anheuser-Busch InBev NV	113,374	7,120,332
*Arseus NV	6,677	95,618
Banque Nationale de Belgique SA	217	1,093,889
*Barco NV	14,448	855,806
Bekaert SA	13,644	4,182,588
Belgacom SA	21,891	859,609
Colruyt SA	11,475	647,698

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
Compagnie d’Entreprises SA	6,880	$429,206
Compagnie Immobiliere de Belgique SA	2,181	92,070
Compagnie Maritime Belge SA	13,740	415,639
*Deceuninck NV	57,944	144,103
Delhaize Group SA	4,167	291,260
#Delhaize Group SA Sponsored ADR	65,538	4,617,807
*Devgen NV	5,605	58,543
#*Dexia SA	353,215	1,573,959
D’Ieteren SA	2,197	1,199,105
Duvel Moorgat SA	360	35,011
Econocom Group SA	4,469	62,530
#Elia System Operator SA NV	11,509	435,543
Euronav SA	20,814	347,974
#EVS Broadcast Equipment SA	4,330	271,935
Exmar NV	19,309	144,480
*Galapagos NV	2,650	43,567
Gimv NV	2,729	151,046
Hamon & Compagnie International SA	743	26,887
Image Recognition Integrated Systems (I.R.I.S.) SA	843	36,945
*Ion Beam Applications SA	12,141	148,650
Jensen-Group NV	2,121	31,024
*KBC Groep NV	92,137	4,012,064
Kinepolis Group NV	11,035	796,815
Lotus Bakeries NV	24	13,568
#*Melexis NV	5,050	89,293
Mobistar SA	8,610	569,980
#Nyrstar NV	96,163	1,418,511
Omega Pharma SA	16,864	788,830
#*Option NV	88,995	80,547
*RealDolmen NV	1,244	24,157
Recticel SA	20,651	216,571
Rosier SA	38	16,401
*Roularta Media Group NV	12,286	388,598
*SAPEC SA	208	14,161
Sioen Industries NV	4,626	38,344
Sipef NV	5,390	430,533
#Solvay SA	49,042	5,197,001
Telenet Group Holding NV	19,890	832,928
Tessenderlo Chemie NV	29,397	1,005,975
#*ThromboGenics NV	12,199	316,039
*TiGenix NV	12,489	33,598
#UCB SA	91,631	3,554,552
Umicore SA	65,612	3,091,598
Van de Velde NV	1,613	84,489
VPK Packaging Group SA	1,132	46,694

TOTAL BELGIUM		54,855,611

CANADA — (8.9%)
*20-20 Technologies, Inc.	600	2,208
*5N Plus, Inc.	28,757	190,322
Aastra Technologies, Ltd.	13,081	273,189
*Absolute Software Corp.	21,300	82,702
*Advantage Oil & Gas, Ltd.	154,950	960,176
Aecon Group, Inc.	56,400	671,336
#*AEterna Zentaris, Inc.	6,800	8,534
#AG Growth International, Inc.	2,470	100,263
AGF Management, Ltd. Class B	127,071	2,064,483
#Agnico-Eagle Mines, Ltd.	19,125	1,483,270
#Agrium, Inc.	55,700	4,927,203
*Ainsworth Lumber Co., Ltd.	9,730	22,133
#*Air Canada	1,900	7,042

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Akita Drilling, Ltd.	11,400	$99,480
#Alamos Gold, Inc.	55,200	854,601
*AlarmForce Industries, Inc.	2,900	21,326
#*Alexco Resource Corp.	25,900	161,002
*Alexis Minerals Corp.	173,000	40,710
Algonquin Power & Utilities Corp.	120,067	543,886
Alimentation Couche-Taro, Inc. Class B	69,300	1,645,697
#Alliance Grain Traders, Inc.	4,400	136,543
#*AltaGas, Ltd.	50,661	1,011,829
*Alter Nrg Corp.	7,400	14,511
*Altius Minerals Corp.	33,800	348,969
*Amerigo Resources, Ltd.	141,600	126,342
#*Anatolia Minerals Development, Ltd.	57,100	422,134
*Anderson Energy, Ltd.	114,562	122,436
Andrew Peller, Ltd.	2,000	17,217
*Angiotech Pharmaceuticals, Inc.	39,800	19,512
*Angle Energy, Inc.	60,417	451,395
*Antrim Energy, Inc.	110,600	116,033
*Anvil Mining, Ltd.	166,900	767,488
*Arsenal Energy, Inc.	90,000	76,772
Astral Media, Inc. Class A	49,794	1,996,838
ATCO, Ltd.	23,300	1,191,386
#*Atlantic Power Corp.	38,889	520,096
*Atna Resource, Ltd.	5,200	3,518
*Atrium Innovations, Inc.	33,614	489,428
*ATS Automation Tooling System, Inc.	97,848	689,800
#*Augusta Resource Corp.	60,254	238,676
*Aura Minerals, Inc.	130,400	566,401
*Aurizon Mines, Ltd.	77,400	517,568
*Avalon Rare Metals, Inc.	15,400	68,703
*AXIA NetMedia Corp.	50,400	72,148
*Azure Dynamics Corp.	109,500	31,135
#*B2Gold Corp.	298,857	668,099
#*Baffinland Iron Mines Corp.	333,800	307,650
#*Baja Mining Corp.	127,048	144,500
#*Ballard Power Systems, Inc.	162,070	290,801
#Bank of Montreal	202,373	11,951,099
Bank of Nova Scotia	172,301	9,235,901
*Bankers Petroleum, Ltd.	56,033	392,819
Barrick Gold Corp.	132,617	6,387,045
#BCE, Inc.	124,816	4,186,641
*Bellatrix Exploration, Ltd.	107,560	387,043
*BioExx Specialty Proteins, Ltd.	33,791	84,486
*BioteQ Environmental Technologies, Inc.	4,900	4,228
*Birch Mountain Resources, Ltd.	1,200	6
#*Birchcliff Energy, Ltd.	97,100	813,054
#Black Diamond Group, Ltd.	10,000	181,194
*BlackPearl Resources, Inc.	252,562	1,064,827
BMTC Group, Inc.	1,600	36,725
#*BNK Petroleum, Inc.	10,779	31,389
Bombardier, Inc.	4,300	21,376
Bombardier, Inc. Class B	136,200	678,396
#Bonterra Energy Corp.	6,100	259,156
*Boralex, Inc. Class A	27,789	228,873
*Breakwater Resources, Ltd.	80,608	450,501
*Bridgewater Systems Corp.	2,700	23,296
#*Brigus Gold Corp.	38,457	60,708
#*Burcon NutraScience Corp.	6,400	67,960
CAE, Inc.	198,315	2,224,457
*Caledonia Mining Corp.	83,000	7,324
Calfrac Well Services, Ltd.	28,700	721,510

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Calian Technologies, Ltd.	1,677	$31,225
*Calmena Energy Services, Inc.	102,654	66,430
*Calvalley Petroleum, Inc.	74,400	293,252
Cameco Corp.	34,500	1,067,237
Canaccord Capital, Inc.	81,256	842,118
Canada Bread Co., Ltd.	7,900	340,043
#Canadian Energy Services & Technology Corp.	4,965	100,624
#Canadian Imperial Bank of Commerce	116,574	8,941,645
#Canadian National Railway Co.	54,400	3,523,545
Canadian National Resources, Ltd.	224,600	8,176,682
Canadian Pacific Railway, Ltd.	98,515	6,421,490
#Canadian Tire Corp. Class A	81,210	4,744,881
Canadian Utilities, Ltd. Class A	67,500	3,242,303
#Canadian Western Bank	59,800	1,486,938
*Canadian Zinc Corp.	74,236	45,128
Canam Group, Inc. Class A	50,400	398,298
*Candente Copper Corp.	9,800	5,957
*Candente Gold Corp.	1,960	1,576
*Canfor Corp.	111,800	1,055,627
*Cangene Corp.	35,800	112,325
#*Capstone Mining Corp.	168,775	592,425
*Cardero Resource Corp.	42,958	52,229
*Cardiome Pharma Corp.	17,900	91,088
#*Carpathian Gold, Inc.	165,900	89,465
Cascades, Inc.	93,665	617,148
*Catalyst Paper Corp.	422,598	89,086
CCL Industries, Inc. Class B	34,100	999,696
*CE Franklin, Ltd.	13,700	92,148
*Celestica, Inc.	228,200	1,921,990
*Celtic Exploration, Ltd.	62,500	752,525
#Cenovus Energy, Inc.	208,817	5,810,596
Centerra Gold, Inc.	66,006	1,317,014
*Cequence Energy, Ltd.	32,400	56,547
*CGI Group, Inc.	238,000	3,661,359
#*China Gold International Resources Corp., Ltd.	69,400	341,590
*Chinook Energy, Inc.	26,878	46,909
*Churchill Corp. (The) Class A	10,133	199,401
#CI Financial Corp.	29,000	607,069
*CIC Energy Corp.	53,350	311,239
*Cinch Energy Corp.	42,792	50,348
Clairvest Group, Inc.	1,100	14,506
*Clarke, Inc.	13,900	53,697
*Claude Resources, Inc.	127,192	203,278
*Coastal Contacts, Inc.	16,400	25,246
#Cogeco Cable, Inc.	17,620	673,772
*Colossus Minerals, Inc.	33,000	268,556
*COM DEV International, Ltd.	81,800	170,032
*Compton Petroleum Corp.	186,700	90,613
Computer Modelling Group, Ltd.	1,200	22,838
*Connacher Oil & Gas, Ltd.	411,950	468,538
*Consolidated Thompson Iron Mines, Ltd.	149,600	1,449,209
Constellation Software, Inc.	1,200	52,370
#Contrans Group, Inc.	16,282	139,688
#*Coolbrands International, Inc.	42,724	171,332
*Copper Mountain Mining Corp.	21,750	104,922
Corby Distilleries, Ltd.	10,250	160,800
*Corridor Resources, Inc.	89,500	588,827
Corus Entertainment, Inc. Class B	117,100	2,528,230
#*Corvus Gold, Inc.	5,900	5,669
*Cott Corp.	98,400	809,468
#Crescent Point Energy Corp.	51,800	2,051,887

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Crew Energy, Inc.	73,108	$1,413,560
*Crew Gold Corp.	3,049	14,051
*Crocotta Energy, Inc.	19,099	27,715
#*Crowflight Minerals, Inc.	54,500	4,008
*Crystallex International Corp.	276,283	96,167
#*CVTech Group, Inc.	9,700	11,413
*Cyberplex, Inc.	36,700	16,912
Dalsa Corp.	11,700	131,695
#Daylight Energy, Ltd.	180,330	1,755,738
#*Delphi Energy Corp.	114,636	232,666
#*Denison Mines Corp.	344,770	723,412
*Descartes Systems Group, Inc. (The)	51,500	325,189
*Detour Gold Corp.	31,793	928,634
*DHX Media, Ltd.	17,231	21,963
*DiagnoCure, Inc.	20,200	22,975
Dorel Industries, Inc. Class B	33,900	1,142,741
#*DragonWave, Inc.	29,800	243,683
*Duluth Metals, Ltd.	18,800	51,613
#*Dundee Precious Metals, Inc.	101,961	604,828
DundeeWealth, Inc.	58,300	943,181
*Dynasty Metals & Mining, Inc.	20,850	78,706
*Eastern Platinum, Ltd.	889,200	1,621,641
*Eastmain Resources, Inc.	27,600	43,569
easyhome, Ltd.	500	4,486
#*ECU Silver Mining, Inc.	58,100	42,725
*EGI Financial Holdings, Inc.	900	7,148
E-L Financial Corp., Ltd.	88	34,515
#Eldorado Gold Corp.	226,848	3,841,225
*Electrovaya, Inc.	13,700	40,970
*Ember Resources, Inc.	59	23
#Emera, Inc.	16,017	466,109
Empire Co., Ltd. Class A	31,736	1,816,286
#Enbridge, Inc.	70,596	3,904,618
#Encana Corp.	212,857	6,012,756
#*Endeavour Silver Corp.	42,825	207,428
Enghouse Systems, Ltd.	11,429	98,052
Ensign Energy Services, Inc.	135,400	1,680,718
*Entree Gold, Inc.	34,600	89,562
*Epsilon Energy, Ltd.	36,242	88,837
#*Equinox Minerals, Ltd.	302,377	1,642,483
Equitable Group, Inc.	13,470	309,444
*Euro Goldfields, Ltd.	148,900	2,011,807
Evertz Technologies, Ltd.	11,200	176,362
*Excellon Resources, Inc.	77,000	62,663
Exco Technologies, Ltd.	7,600	26,081
*Exeter Resource Corp.	900	5,206
*EXFO, Inc.	23,576	139,621
*Fairborne Energy, Ltd.	70,476	279,168
Fairfax Financial Holdings, Ltd.	14,030	5,738,970
*Far West Mining, Ltd.	10,800	58,241
*Farallon Mining, Ltd.	210,000	117,364
*Fiera Sceptre, Inc.	900	6,592
Finning International, Inc.	132,200	3,108,301
#*First Majestic Silver Corp.	86,039	659,697
#First Quantum Minerals, Ltd.	43,713	3,827,834
#*First Uranium Corp.	201,100	155,769
*FirstService Corp.	9,700	247,279
*Flint Energy Services, Ltd.	37,800	590,405
*Formation Capital Corp.	7,700	10,947
#*Forsys Metals Corp.	50,120	97,793
#Fortis, Inc.	62,628	1,987,713

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Fortress Paper, Ltd.	2,846	$129,422
*Fortuna Silver Mines, Inc.	64,560	241,807
#*Fortune Minerals, Ltd.	15,400	12,080
Forzani Group, Ltd. Class A	37,500	561,084
Franco-Nevada Corp.	60,600	2,090,311
*Fraser Papers, Inc.	6,400	408
#*Fronteer Gold, Inc.	140,775	1,119,409
#*Galleon Energy, Inc. Class A	82,800	316,619
*Gammon Gold, Inc.	179,400	1,226,020
*Garda World Security Corp.	7,000	58,888
*GBS Gold International, Inc.	42,400	—
Gennum Corp.	32,970	232,429
#*Geomark Exploration, Ltd.	17,100	17,437
George Weston, Ltd.	30,900	2,482,846
#*Gildan Activewear, Inc.	54,600	1,573,384
*Glacier Media, Inc.	22,700	52,304
Glentel, Inc.	3,800	83,832
*GLG Life Tech Corp.	5,071	44,003
*Globestar Mining Corp.	35,100	56,785
Gluskin Shef & Associates, Inc.	4,000	77,262
*GLV, Inc.	12,023	83,344
GMP Capital, Inc.	32,000	360,820
*Gold Wheaton Gold Corp.	30,648	103,372
Goldcorp, Inc.	190,221	8,493,641
#*Golden Star Resources, Ltd.	261,200	1,370,154
*Grande Cache Coal Corp.	62,000	425,532
#*Great Basin Gold, Ltd.	436,400	1,223,751
*Great Canadian Gaming Corp.	76,200	602,936
#Great-West Lifeco, Inc.	55,900	1,460,120
*Greystar Resources, Ltd.	38,820	164,050
#Groupe Aeroplan, Inc.	185,941	2,260,681
*Guyana Goldfields, Inc.	21,800	236,617
*Hanfeng Evergreen, Inc.	36,400	244,118
*Hanwei Energy Services Corp.	17,862	6,130
*Harry Winston Diamond Corp.	80,100	1,023,339
#*Helix BioPharma Corp.	900	2,241
*Hemisphere GPS, Inc.	46,880	41,828
*Heroux-Devtek, Inc.	27,600	161,828
*High River Gold Mines, Ltd.	27,750	35,915
Home Capital Group, Inc.	26,200	1,233,833
*Horizon North Logistics, Inc.	4,850	11,365
HudBay Minerals, Inc.	169,409	2,674,267
#Husky Energy, Inc.	55,860	1,386,778
*Hydrogenics Corp.	700	2,732
#IAMGOLD Corp.	357,182	6,517,460
IESI-BFC, Ltd.	80,162	1,876,132
IGM Financial, Inc.	28,900	1,222,987
#*Imax Corp.	26,020	564,587
*Imperial Metals Corp.	28,700	697,872
Imperial Oil, Ltd.	15,803	607,700
*Imris, Inc.	6,500	32,822
#Indigo Books & Music, Inc.	5,523	82,907
Industrial Alliance Insurance & Financial Services, Inc.	98,400	3,087,361
#Inmet Mining Corp.	51,894	3,102,751
#*Innergex Renewable Energy, Inc.	8,606	81,343
*Insignia Energy, Ltd.	4,148	6,751
Intact Financial Corp.	96,200	4,356,778
#*Inter-Citic Minerals, Inc.	38,763	65,371
#*Intermap Technologies, Ltd.	19,600	12,684
*International Forest Products, Ltd. Class A	37,261	181,939
#*International Tower Hill Mines, Ltd.	11,800	88,162

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Intertape Polymer Group, Inc.	52,504	$54,568
#*Ivanhoe Energy, Inc.	131,100	339,351
*Ivanhoe Mines, Ltd.	87,700	2,099,847
*Ivernia, Inc.	156,000	65,006
#*Jaguar Mining, Inc.	94,250	610,837
Jean Coutu Group (PJC), Inc. Class A (The)	95,600	859,547
*Katanga Mining, Ltd.	525,231	751,875
#*Keegan Resources, Inc.	8,600	67,205
*Kimber Resources, Inc.	15,200	14,307
#*Kingsway Financial Services, Inc.	67,900	99,863
#Kinross Gold Corp. (B03Z841)	278,811	5,016,356
#*Kinross Gold Corp. (B3WC1L2)	7,590	31,182
*Kirkland Lake Gold, Inc.	19,100	210,870
*La Mancha Resources, Inc.	83,900	219,642
#*Labopharm, Inc.	45,800	48,050
*Labrador Iron Mines Holdings, Ltd.	36,332	217,301
#*Lake Shore Gold Corp.	243,386	825,684
*Laramide Resources, Ltd.	110,721	212,779
Laurentian Bank of Canada	31,440	1,364,075
#Le Chateau, Inc. Class A	9,300	113,982
*Legacy Oil + Gas, Inc.	60,596	729,600
Leon’s Furniture, Ltd.	35,479	476,578
Linamar Corp.	60,200	1,326,301
#Loblaw Cos., Ltd.	66,000	2,820,159
*Lundin Mining Corp.	436,289	2,763,435
*MacDonald Dettweiler & Associates, Ltd.	24,500	1,220,556
*MAG Silver Corp.	8,500	70,757
*MagIndustries Corp.	352,000	113,894
#Magna International, Inc.	110,487	9,992,471
*Mahalo Energy, Ltd.	683	7
Major Drilling Group International, Inc.	26,300	900,219
#Manitoba Telecom Services, Inc.	22,800	651,205
#Manulife Financial Corp.	479,773	6,073,016
Maple Leaf Foods, Inc.	90,200	1,094,003
*March Networks Corp.	5,000	21,031
Marsulex, Inc.	1,200	13,460
*Martinrea International, Inc.	91,400	770,703
*Maxim Power Corp.	24,537	66,160
MDC Partners, Inc.	11,300	157,218
*MDN, Inc.	24,200	11,508
#*MDS, Inc.	145,226	1,626,121
Mediagrif Interactive Technologies, Inc.	1,100	9,232
#*Medwell Capital Corp.	21,900	5,261
*Mega Uranium, Ltd.	222,600	170,240
#*Mercator Minerals, Ltd.	131,933	412,654
Methanex Corp.	106,400	2,962,800
#Metro, Inc. Class A	86,600	3,973,801
*MGM Energy Corp.	248	47
*Midway Energy, Ltd.	35,610	128,488
*Migao Corp.	39,806	282,963
#*Minco Silver Corp.	19,480	74,108
#*Minera Andes, Inc.	226,947	438,362
*Miranda Technologies, Inc.	17,400	78,308
MKS, Inc.	100	1,203
Mosaid Technologies, Inc.	8,200	218,286
Mullen Group, Ltd.	72,578	1,088,777
#National Bank of Canada	95,243	6,268,911
#*Nautilus Minerals, Inc.	35,086	65,707
*Neo Material Technologies, Inc.	85,050	493,672
*Nevada Copper Corp.	17,400	71,483
*New Gold, Inc.	370,700	2,744,176

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Newalta Corp.	63,395	$573,719
Nexen, Inc.	208,796	4,442,468
*NGEx Resources, Inc.	21,259	20,219
Niko Resources, Ltd.	13,900	1,326,081
#*Norbord, Inc.	24,830	283,382
*Norsemont Mining, Inc.	6,653	19,504
*North American Energy Partners, Inc.	15,676	136,026
#*North American Palladium, Ltd.	49,800	231,934
*Northern Dynasty Minerals, Ltd.	27,280	246,079
#*Northgate Minerals Corp.	379,400	1,075,072
*Northstar Aerospace, Inc.	3,323	6,679
#*Novagold Resources, Inc.	59,600	668,520
*Noveko International, Inc.	25,784	15,927
Nuvista Energy, Ltd.	79,713	721,395
*Nuvo Research, Inc.	99,000	16,016
#*OceanaGold Corp.	325,212	1,084,146
*Olympus Pacific Minerals, Inc.	13,600	6,801
#*Oncolytics Biotech, Inc.	15,300	69,757
Onex Corp.	80,068	2,344,966
*Open Range Energy Corp.	25,949	32,567
#*Open Text Corp.	50,300	2,225,253
*OPTI Canada, Inc.	343,371	235,670
*Orleans Energy, Ltd.	43,543	87,521
#*Oromin Explorations, Ltd.	21,300	27,150
*Orvana Minerals Corp.	97,524	255,308
*Osisko Mining Corp.	64,400	892,848
*Pace Oil & Gas, Ltd.	60,232	437,611
Pacific Northern Gas, Ltd.	1,525	40,940
*Pacific Rubiales Energy Corp.	172,974	5,513,663
#*Paladin Labs, Inc.	8,563	234,834
#Pan Amer Silver Corp.	72,073	2,305,855
*Paramount Resources, Ltd. Class A	36,600	734,584
*Parex Resources, Inc.	5,200	33,140
Parkbridge Lifestyles Communities, Inc.	17,076	121,720
Pason Systems, Inc.	31,719	370,713
*Patheon, Inc.	14,127	33,243
Pengrowth Energy Trust	11,451	137,425
*Peregrine Diamonds, Ltd.	32,200	82,086
*Perpetual Energy, Inc.	32,040	134,770
#*Petaquilla Minerals, Ltd.	73,400	59,733
#*PetroBakken Energy, Ltd.	73,970	1,633,302
*Petrobank Energy & Resources, Ltd.	23,149	921,284
*Petrolifera Petroleum, Ltd.	112,900	74,167
#Petrominerales, Ltd.	6,400	163,969
*Phoscan Chemical Corp.	114,500	49,958
#*Platinum Group Metals, Ltd.	63,570	125,906
*Platmin, Ltd.	67,182	72,458
*Plutonic Power Corp.	41,994	90,584
*Points International, Ltd.	64,200	50,358
*Polaris Miner Corp.	7,200	7,836
#*PolyMet Mining Corp.	37,470	68,702
Potash Corp. of Saskatchewan, Inc.	12,800	1,851,162
#*Potash One, Inc.	18,700	67,107
*Precision Drilling Corp.	28,596	224,304
Premium Brands Holdings Corp.	15,700	219,360
#Progress Energy Resources Corp.	193,300	2,052,592
*ProMetic Life Sciences, Inc.	41,000	4,824
*ProspEx Resources, Ltd.	26,607	32,871
*Pulse Seismic, Inc.	59,500	83,425
*Pure Energy Services, Ltd.	9,000	30,885
*QLT, Inc.	89,400	504,020

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#*Quadra FNX Mining, Ltd.	166,510	$2,350,960
#Quebecor, Inc. Class B.	49,100	1,771,143
*Queenston Mining, Inc.	17,600	91,460
*Quest Capital Corp.	134,424	243,832
#*Questerre Energy Corp.	81,025	137,438
*Ram Power Corp.	11,325	24,096
Reitmans Canada, Ltd.	1,346	24,112
Reitmans Canada, Ltd. Class A	47,400	909,983
Rentcash, Inc.	7,253	111,792
*Research In Motion, Ltd.	23,400	1,330,948
#*Resverlogix Corp.	15,900	84,185
Richelieu Hardware, Ltd.	11,700	337,842
*Richmont Mines, Inc.	17,900	84,419
#Ritchie Brothers Auctioneers, Inc.	18,600	395,198
*Rock Energy, Inc.	23,500	101,613
Rocky Mountain Dealerships, Inc.	6,600	60,506
#Rogers Communications, Inc. Class B	37,700	1,373,597
*RONA, Inc.	133,507	1,701,727
#Royal Bank of Canada	162,793	8,681,548
*RS Technologies, Inc.	34,800	171
#*Rubicon Minerals Corp.	56,800	209,958
*Ruggedcom, Inc.	2,000	29,297
Russel Metals, Inc.	95,020	1,870,773
*Sabina Gold & Silver Corp.	98,878	435,300
*Sandvine Corp.	834,400	1,750,776
#Saputo, Inc.	29,700	1,135,117
Savanna Energy Services Corp.	76,840	440,743
*Scorpio Mining Corp.	51,967	44,329
#*Seabridge Gold, Inc.	15,600	423,842
Sears Canada, Inc.	39,944	763,710
*SEMAFO, Inc.	133,000	1,596,156
#Shaw Communictions, Inc. Class B	28,100	602,556
ShawCor, Ltd.	35,700	1,098,408
Sherritt International Corp.	295,200	2,295,260
#Shoppers Drug Mart Corp.	22,000	836,945
*Shore Gold, Inc.	249,227	173,499
*Sierra Wireless, Inc.	33,000	399,922
#*Silver Standard Resources, Inc.	42,200	1,026,140
*Silver Wheaton Corp.	161,400	4,639,914
*SilverBirch Energy Corp.	46,190	294,377
Silvercorp Metals, Inc.	80,000	748,309
#*Sino-Forest Corp.	193,800	3,830,776
SNC-Lavalin Group, Inc.	15,900	812,227
*Softchoice Corp.	13,855	120,904
#*SouthGobi Resources, Ltd.	10,400	111,556
#*Sprott Resource Corp.	103,040	439,478
*St. Andrew Goldfields, Ltd.	53,000	80,027
*Stantec, Inc.	44,500	1,229,978
*Starfield Resources, Inc.	45,300	2,443
Stella-Jones, Inc.	2,800	73,301
*Storm Cat Energy Corp.	500	20
*Stornoway Diamond Corp.	291,920	160,286
*Strateco Resources, Inc.	69,000	43,298
#Student Transportation, Inc.	44,736	257,038
#Sun Life Financial, Inc.	270,983	7,667,977
Suncor Energy, Inc.	402,417	12,894,389
#*SunOpta, Inc.	69,500	455,883
*Sun-Rype Products, Ltd.	100	858
#Superior Plus Corp.	72,633	865,272
*SXC Health Solutions Corp.	19,200	749,626
#Talisman Energy, Inc.	499,600	9,057,362

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#*Tanzanian Royalty Exploration Corp.	17,300	$119,585
*Taseko Mines, Ltd.	89,600	566,644
Teck Resources, Ltd. Class B	337,587	15,093,604
Telus Corp.	16,961	751,679
Telus Corp. Non-Voting	85,161	3,602,162
*Terra Energy Corp.	43,090	48,587
#*Theratechnologies, Inc.	35,600	173,480
#*Thompson Creek Metals Co., Inc.	140,059	1,686,366
#Thomson Reuters Corp.	166,778	6,369,255
Tim Hortons, Inc.	31,600	1,187,905
#*Timminco, Ltd.	94,700	26,927
TMX Group, Inc.	17,400	578,692
Toromont Industries, Ltd.	43,900	1,251,273
#Toronto Dominion Bank	235,160	16,935,486
#Torstar Corp. Class B	72,800	919,369
Total Energy Services, Inc.	22,000	198,235
#TransAlta Corp.	215,228	4,357,739
*Transat AT, Inc. Class B	2,900	46,490
#TransCanada Corp.	184,079	6,798,957
#Transcontinental, Inc. Class A.	85,016	1,276,199
TransForce, Inc.	74,893	887,055
*Transglobe Energy Corp.	51,700	541,889
*Transition Therapeutics, Inc.	5,111	14,984
#*Tranzeo Wireless Technologies, Inc.	18,270	8,598
Trican Well Service, Ltd.	57,600	998,498
#Trilogy Energy Corp.	14,500	149,279
#Trinidad Drilling, Ltd.	122,900	614,560
TVA Group, Inc. Class B	4,447	55,637
*Twin Butte Energy, Ltd.	80,052	127,154
#*UEX Corp.	147,100	213,460
Uni-Select, Inc.	18,082	471,419
#*Uranium One, Inc.	571,780	2,337,800
*Ur-Energy, Inc.	83,500	116,256
#Valeant Pharmaceuticals International, Inc.	131,310	3,633,266
*Vecima Network, Inc.	2,200	8,218
*Vector Aerospace Corp.	16,089	109,952
#*Ventana Gold Corp.	40,200	359,471
*Vero Energy, Inc.	39,480	245,032
*Virginia Mines, Inc.	10,838	78,955
#*Viterra, Inc.	397,258	3,805,482
*Vitran Corp., Inc.	2,400	26,379
WaterFurnace Renewable Energy, Inc.	1,487	38,622
*Webtech Wireless, Inc.	15,500	5,623
*Wescast Industries, Inc.	247	1,344
*Wesdome Gold Mines, Ltd.	74,000	199,529
West Fraser Timber Co., Ltd.	32,100	1,394,284
*Westaim Corp.	84,100	41,230
*Western Coal Corp.	124,410	841,680
Western Financial Group, Inc.	38,365	94,041
*Westjet Airlines, Ltd.	6,100	75,181
*Westport Innovations, Inc.	18,628	338,624
#Wi-Lan, Inc.	98,100	465,540
Winpak, Ltd.	26,460	297,056
*Wireless Matrix Corp.	29,700	29,412
*Xceed Mortgage Corp.	7,500	8,015
*Xtreme Coil Drilling Corp.	14,400	54,358
Yamana Gold, Inc.	386,016	4,246,592
#*YM Biosciences, Inc.	15,400	31,256
*Yukon-Nevada Gold Corp.	142,232	107,382
#*Zarlink Semiconductor, Inc.	63,900	129,692

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*ZCL Composite, Inc.	10,000	$28,924

TOTAL CANADA		504,289,336

DENMARK — (0.8%)
#A.P. Moller - Maersk A.S.	511	4,434,159
*Aarhus Lokalbank A.S.	809	7,484
*Affitech A.S.	10,000	784
*Aktieselskabet Skjern Bank A.S.	210	5,735
#Alk-Abello A.S.	5,221	331,030
*Alm. Brand A.S.	8,430	65,869
*Amagerbanken A.S.	235,020	131,706
#*Ambu A.S.	2,123	54,882
Auriga Industries A.S. Series B	20,331	398,581
#*Bang & Olufsen Holdings A.S.	35,601	386,338
*Bavarian Nordic A.S.	11,222	457,578
*BoConcept Holding A.S.	450	14,968
Brodrene Hartmann A.S. Series B	2,300	29,409
Carlsberg A.S. Series B	53,907	5,893,676
Coloplast A.S.	3,250	402,447
D/S Norden A.S.	23,851	926,193
*Dalhoff, Larson & Horneman A.S. Series B	9,916	39,751
Danisco A.S.	43,973	3,792,924
*Danske Bank A.S.	177,848	4,724,310
*DFDS A.S.	2,321	167,500
*DiBa Bank A.S.	10,296	110,852
*Djursland Bank A.S.	1,040	27,558
DSV A.S.	103,658	2,125,520
#East Asiatic Co., Ltd. A.S.	19,062	517,550
*Fionia Holding A.S.	53,180	—
#FLSmidth & Co. A.S.	38,071	2,815,756
Fluegger A.S. Series B	350	27,091
*Genmab A.S.	37,830	501,805
*GN Store Nord A.S.	189,811	1,584,986
#*Greentech Energy Systems A.S.	36,127	135,612
*Gronlandsbanken A.S.	290	22,561
*H&H International A.S. Series B	5,798	70,402
#H. Lundbeck A.S.	43,419	867,612
Harboes Bryggeri A.S.	2,462	65,492
#IC Companys A.S.	4,735	214,038
Jeudan A.S.	1,880	140,563
*Jyske Bank A.S.	61,852	2,772,267
*Lastas A.S. Series B	31	209
*NeuroSearch A.S.	14,359	259,897
*Newcap Holding A.S.	24,798	2,739
#NKT Holding A.S.	21,966	1,183,082
*Nordjyske Bank A.S.	3,195	63,177
*Norresundby Bank A.S.	880	29,045
North Media A.S.	3,000	23,030
Novo-Nordisk A.S. Series B	2,000	210,004
Novo-Nordisk A.S. Sponsored ADR	22,700	2,378,960
Novozymes A.S. Series B	4,419	588,757
*Ostjydsk Bank A.S.	285	20,385
*Parken Sport & Entertainment A.S.	2,896	46,210
Per Aarsleff A.S. Series B	1,808	146,568
*Ringkjoebing Landbobank A.S.	2,943	381,016
*Rockwool International A.S.	6,995	788,609
#*Royal Unibrew A.S.	8,811	488,850
#*Satair A.S.	2,158	120,453
Schouw & Co. A.S.	16,500	352,457
SimCorp A.S.	1,323	230,177
*Sjaelso Gruppen A.S.	16,070	24,263

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
Solar Holdings A.S. Series B	4,099	$269,545
*Spar Nord Bank A.S.	35,210	410,476
*Sparbank A.S.	1,926	32,043
*Sparekassen Faaborg A.S.	271	42,465
#*Sydbank A.S.	72,578	1,910,704
Thrane & Thrane A.S.	4,354	196,272
Tivoli A.S.	90	54,007
#*TK Development A.S.	49,771	231,081
#*Topdanmark A.S.	7,870	942,806
*TopoTarget A.S.	163,547	114,872
*Torm A.S.	17,646	132,840
*Torm A.S. ADR	23,082	171,499
Trygvesta A.S.	12,050	607,166
#*Vestas Wind Systems A.S.	33,103	1,055,257
*Vestjysk Bank A.S.	23,022	313,159
*William Demant Holding A.S.	3,287	246,389

TOTAL DENMARK		48,333,458

FINLAND — (1.4%)
#Ahlstrom Oyj	19,805	404,856
#*Aldata Solutions Oyj	22,500	17,830
Alma Media Oyj	12,730	131,550
Amer Sports Oyj Series A	135,290	1,824,218
Aspo Oyj	7,309	83,295
#Atria P.L.C	18,777	261,871
Bank of Aland P.L.C	1,000	26,610
BasWare Oyj	4,070	127,248
*Biotie Therapies Corp. Oyj	16,215	8,354
#Cargotec Oyj Series B	32,234	1,465,889
*Componenta Oyj	4,400	36,611
Comptel P.L.C	51,194	56,154
*Cramo Oyj	21,975	457,927
Digia P.L.C	10,944	78,601
*Efore Oyj	7,109	7,124
*Elcoteq SE	14,272	26,798
*Elektrobit Corp. Oyj	432,696	409,244
#Elisa Oyj	76,185	1,629,325
Etteplan Oyj	7,802	31,692
*Finnair Oyj	71,241	537,953
*Finnlines Oyj	17,325	194,764
Fiskars Oyj Abp Series A	26,113	531,204
Fortum Oyj	158,952	4,508,216
#F-Secure Oyj	39,615	120,710
*Glaston Oyj Abp	9,400	15,556
HKScan Oyj	26,274	265,773
Huhtamaki Oyj	92,888	1,177,545
Ilkka-Yhtyma Oyj	33,264	321,763
KCI Konecranes Oyj	27,722	1,105,313
Kemira Oyj	105,981	1,560,180
Kesko Oyj	59,108	2,933,193
#Kone Oyj Series B	35,243	1,888,223
Laennen Tehtaat Oyj	1,800	45,109
Lassila & Tikanoja Oyj	15,665	296,195
*Lemminkainen Oyj	34,746	1,206,141
Metso Corp. Oyj	82,406	3,906,977
Metso Corp. Oyj Sponsored ADR	10,246	484,123
*M-Real Oyj Series B	222,705	762,159
#Neste Oil Oyj	127,255	2,110,987
Nokia Oyj	16,825	180,691
#Nokia Oyj Sponsored ADR	159,500	1,703,460
Nokian Renkaat Oyj	53,099	1,840,964

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Okmetic Oyj	11,049	$84,368
Olvi Oyj Series A	3,350	143,623
Oriola-KD Oyj Series A	1,000	5,343
Oriola-KD Oyj Series B	70,021	371,281
Orion Oyj Series A	13,037	276,039
Orion Oyj Series B	35,639	758,011
#Outokumpu Oyj	122,326	2,197,400
Outotec Oyj	21,986	1,026,617
PKC Group Oyj	17,329	293,399
Pohjola Bank P.L.C	153,856	1,946,520
Ponsse Oyj	56,952	862,759
#Poyry Oyj	14,502	176,313
Raisio P.L.C	154,444	616,880
#Ramirent Oyj	89,332	1,005,014
Rapala VMC Oyj	14,912	124,437
#*Rautaruukki Oyj Series K	77,179	1,533,760
#Ruukki Group Oyj	187,282	466,843
Sampo Oyj	268,954	7,531,424
Sanoma Oyj	58,265	1,314,652
Scanfil Oyj	17,754	73,814
Stockmann Oyj Abp Series A	8,998	356,925
#Stockmann Oyj Abp Series B	16,880	599,572
Stora Enso Oyj Series R	541,763	5,383,032
#Stora Enso Oyj Sponsored ADR	109,100	1,080,090
*Tecnomen Lifetree Oyj	215,467	210,018
Teleste Oyj	6,970	46,827
Tieto Oyj	55,551	1,062,397
#*Tikkurila Oyj	18,350	395,419
Turkistuottajat Oyj	1,600	25,201
UPM-Kymmene Oyj	533,286	8,860,791
UPM-Kymmene Oyj Sponsored ADR	78,154	1,295,793
#Uponor Oyj Series A	42,609	764,186
#Vacon Oyj	2,122	110,677
Vaisala Oyj Series A	4,589	141,182
#Wartsila Corp. Oyj Series B	57,564	4,036,830
Yit Oyj	65,662	1,587,479

TOTAL FINLAND		81,547,312

FRANCE — (7.2%)
Accor SA	25,394	1,042,118
Aeroports de Paris SA	13,446	1,142,615
*Air France-KLM SA	118,390	2,161,569
Air Liquide SA	22,448	2,906,486
*Alcatel-Lucent SA	111,418	391,705
#*Alcatel-Lucent SA Sponsored ADR	1,724,076	5,982,544
Alstom SA	18,207	919,492
ALTEN SA	25,360	848,265
#*Altran Technologies SA	162,444	697,572
April Group SA	5,587	167,966
#*Archos SA	676	3,890
Arkema SA	48,951	3,163,145
Assystem SA	12,164	224,658
*Atari SA	26,866	143,036
*Atos Origin SA	52,648	2,436,389
Aubay SA	3,818	27,599
Audika SA	1,627	39,791
Aurea SA	309	3,265
#*Avanquest Software SA	4,596	18,838
#*Avenir Telecom	22,182	26,597
AXA SA	125,422	2,287,324
AXA SA Sponsored ADR	468,270	8,536,562

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Beneteau SA	18,392	$395,356
#*BioAlliance Pharma SA	1,764	14,920
bioMerieux SA	3,881	374,140
BNP Paribas SA	331,407	24,241,068
Boiron SA	4,670	176,614
Bonduelle SCA	4,354	390,277
Bongrain SA	8,279	667,287
#Bourbon SA	55,420	2,525,677
*Boursorama SA	17,958	218,557
Bouygues SA	91,022	4,025,765
*Bull SA	34,423	163,070
Bureau Veritas SA	9,495	701,827
Canal Plus SA	23,637	174,294
Capgemini SA	118,996	6,074,568
Carrefour SA	52,357	2,834,796
Casino Guichard Perrachon SA	32,576	3,064,791
Cegedim SA	2,063	129,419
CEGID Group SA	13,968	470,093
Christian Dior SA	19,425	2,811,099
Cie de Saint-Gobain SA	217,607	10,223,725
#*Cie Generale de Geophysique-Veritas SA	29,777	695,556
#*Cie Generale de Geophysique-Veritas SA Sponsored ADR	121,554	2,830,993
Cie Generale des Establissements Michelin SA Series B	84,605	6,760,139
Cie Generale D’Optique Essilor Intenational SA	21,453	1,433,767
Ciments Francais SA	7,356	678,272
*Club Mediterranee SA	25,704	503,204
CNP Assurances SA	71,688	1,432,584
Credit Agricole SA	330,854	5,426,241
*CS Communication & Systemes SA	2,624	20,456
Danone SA	40,049	2,539,333
Dassault Systemes SA	7,772	596,601
#Dassault Systemes SA ADR	5,637	433,485
Delachaux SA	5,583	455,947
#*Derichebourg SA	81,666	404,151
*Devoteam SA	1,036	28,600
*Edenred SA	44,189	925,614
#EDF Energies Nouvelles SA	10,871	472,047
Eiffage SA	30,289	1,497,424
Electricite de France SA	13,190	605,117
Electricite de Strasbourg SA	606	96,797
Entrepose Contracting SA	306	35,482
#Eramet SA	2,073	719,642
Esso S.A.F.	3,968	533,210
Establissements Maurel et Prom SA	163,084	2,405,093
*Etam Developpement SA	26,635	1,266,891
*Euler Hermes SA	22,049	2,076,647
*Euro Disney SCA	13,110	76,652
#*Eurofins Scientific SA	5,134	318,173
*European Aeronautic Defence & Space Co. SA	224,358	5,902,080
#Eutelsat Communications SA	19,212	723,085
Exel Industries SA	1,907	83,079
Faiveley Transport SA	3,055	258,310
*Faurecia SA	14,613	396,417
Fimalac SA	7,726	332,495
Fleury Michon SA	761	33,720
France Telecom SA	212,402	5,096,219
#France Telecom SA Sponsored ADR	212,700	5,081,403
*GameLoft SA	10,318	64,162
*Gascogne SA	555	31,431
Gaumont SA	768	54,914
GDF Suez SA	425,977	17,020,838

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
GDF Suez SA Sponsored ADR.	668	$26,687
Gemalto NV	85,331	3,888,913
*GFI Informatique SA	50,856	218,169
GIFI SA	712	55,530
GL Events SA	15,066	523,678
Groupe Crit SA.	2,059	54,393
#Groupe Danone SA	35,600	454,256
Groupe Eurotunnel SA	395,921	3,938,767
#*Groupe Open SA	2,036	15,826
Groupe Steria SCA	32,769	883,606
Guerbet SA	603	64,659
Guyenne et Gascogne SA	5,417	598,081
*Haulotte Group SA	22,804	296,101
Havas SA	376,682	1,984,726
#Hermes International SA	8,123	1,725,369
#*Hi-Media SA	24,851	122,644
#Iliad SA	3,295	371,187
Imerys SA	41,503	2,479,654
*IMS International Metal Service SA	1,335	23,554
Ingenico SA	43,911	1,325,397
*Innate Pharma SA	7,404	15,663
*Inter Parfums SA	4,294	162,485
Ipsen SA	7,113	250,662
Ipsos SA	21,060	1,015,264
*JCDecaux SA.	52,548	1,543,466
#*Kaufman & Broad SA	649	18,654
#Korian SA	7,500	178,080
Lafarge SA	91,155	5,212,765
#Lafarge SA Sponsored ADR	82,410	1,177,639
Lagardere SCA	121,012	5,169,837
#Laurent-Perrier SA	1,327	149,383
*LDC SA	178	17,111
*Lectra SA	39,082	228,250
Legrand SA	47,639	1,839,524
Lisi SA	1,986	139,674
L’Oreal SA	9,223	1,083,371
#LVL Medical Groupe SA	1,560	35,448
LVMH Moet Hennessy Louis Vuitton SA	17,187	2,696,517
M6 Metropole Television SA	28,482	697,207
Maisons France Confort SA	2,070	90,188
#*Manitou BF SA.	16,055	338,771
Manutan International SA	1,789	120,114
*Meetic SA	9,732	290,733
Mersen SA	19,393	851,133
*METabolic EXplorer SA	2,597	22,238
*Montupet SA	24,394	247,888
#Mr. Bricolage SA	5,705	116,612
*Natixis SA	766,093	4,706,137
Naturex SA	1,307	79,334
#Neopost SA	14,319	1,189,460
#Nexans SA	38,506	2,746,506
Nexity SA	33,053	1,467,664
#*NicOx SA	36,061	128,409
#Norbert Dentressangle SA	2,916	237,425
NRJ Group SA	163,222	1,709,321
#*Oeneo SA	21,479	61,852
*Orco Property Group SA	3,090	32,887
#Orpea SA	25,029	1,262,102
#*PagesJaunes Groupe SA	101,854	1,122,879
*Parrot SA	4,723	121,043
Pernod-Ricard SA	43,584	3,873,972

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Peugeot SA	155,988	$6,239,686
Pierre & Vacances SA	4,131	300,841
Plastic Omnium SA	10,138	613,816
PPR SA	39,212	6,449,338
Publicis Groupe SA	34,815	1,734,326
#Publicis Groupe SA ADR	50,046	1,250,650
Rallye SA	31,503	1,232,307
*Recylex SA	20,195	183,342
#Remy Cointreau SA	26,585	1,871,986
*Renault SA	107,494	6,001,049
*Rexel SA	144,533	2,729,549
*Rhodia SA	111,742	3,115,281
Robertet SA	752	111,066
*Rodriguez Group SA	1,164	9,040
Rougier SA	540	22,523
Rubis SA	10,180	1,128,702
*Sa des Ciments Vicat SA	5,088	399,557
Safran SA	140,348	4,452,596
Saft Groupe SA	29,138	1,113,637
SAMSE SA	546	47,715
Sanofi-Aventis SA	61,784	4,328,711
*Sanofi-Aventis SA ADR	530,172	18,614,339
#*Sartorius Stedim Biotech SA	5,174	237,416
Schneider Electric SA	88,768	12,612,315
SCOR SE	226,234	5,562,703
SEB SA	30,795	2,952,842
*Seche Environnement SA	113	9,116
#Sechilienne SA	8,288	240,824
SeLoger.com SA	8,965	450,017
*Sequana SA	23,556	341,479
SES SA	57,640	1,480,240
Societe BIC SA	24,379	2,163,970
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	1,430	93,556
Societe Generale Paris SA	219,316	13,151,265
Societe Marseillaise du Tunnel Prado Carenage SA	8,183	290,790
Societe Television Francaise 1 SA	141,997	2,327,348
Sodexo SA	18,158	1,181,719
#Sodexo SA Sponsored ADR	3,800	247,190
#*Soitec SA	153,741	1,587,054
Somfy SA	1,174	257,619
Sopra Group SA	4,011	334,135
*Spir Communication SA	1,034	35,791
Stallergenes SA	4,306	367,012
*Ste Industrielle d’Aviation Latecoere SA	3,518	33,101
Stef-TFE SA	3,120	173,782
STMicroelectronics NV	266,732	2,339,021
#STMicroelectronics NV ADR	332,630	2,923,818
Sucriere de Pithiviers Le Vieil SA	58	56,454
Suez Environnement SA	35,489	694,394
*Sword Group SA	2,039	75,125
Synergie SA	2,498	66,078
#*Technicolor SA	21,822	137,456
Technicolor SA Sponsored ADR	4,360	27,468
Technip SA	47,279	3,982,953
Technip SA ADR	26,593	2,247,108
Teleperformance SA	42,584	1,345,689
Tessi SA	412	37,430
Thales SA	63,895	2,607,273
#*Theolia SA	52,831	93,210
Total SA	18,701	1,017,974
#Total SA Sponsored ADR	338,384	18,435,160

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Toupargel Groupe SA	15,115	$287,199
*Transgene SA	5,385	116,154
*Trigano SA	13,259	341,572
#*UbiSoft Entertainment SA	73,984	963,869
#Union Financiere de France Banque SA	1,141	49,124
*Valeo SA	93,013	5,027,763
Vallourec SA	82,262	8,553,157
Veolia Environnement SA	7,512	220,902
#Veolia Environnement SA ADR	44,457	1,306,591
Viel et Compagnie SA	45,441	182,840
Vilmorin & Cie SA	7,657	813,857
Vinci SA	73,624	3,947,833
Virbac SA	2,717	437,281
Vivendi SA	419,021	11,973,602
VM Materiaux SA	811	50,251
#Vranken Pommery Monopole SA	2,005	96,069
Zodiac Aerospace SA	50,808	3,592,754

TOTAL FRANCE		406,822,675

GERMANY — (5.4%)
A.S. Creation Tapeton AG	906	39,541
*Aareal Bank AG	45,870	1,119,877
Adidas-Salomon AG	72,359	4,712,900
*ADVA AG Optical Networking	31,526	255,813
#*Agennix AG	2,120	10,631
#*Air Berlin P.L.C.	51,713	244,712
#Aixtron AG	23,204	755,600
Allianz SE	50,897	6,374,427
#Allianz SE Sponsored ADR	984,886	12,340,622
Amadeus Fire AG	1,982	76,459
*Analytik Jena AG	3,242	39,675
#*Arques Industries AG	8,982	26,536
*Arques Industries AG I-10 Shares	4,491	13,264
#Asian Bamboo AG	4,808	246,834
Augusta Technologie AG	10,221	211,288
#Aurubis AG	34,152	1,760,779
Axel Springer AG	7,480	1,111,818
Baader Bank AG	11,484	50,360
*Balda AG	24,909	218,048
BASF SE	75,924	5,539,580
BASF SE Sponsored ADR	58,000	4,216,600
#Bauer AG	9,384	432,343
Bayer AG	60,913	4,567,069
Bayer AG Sponsored ADR	10,700	802,821
Bayerische Motoren Werke AG	146,243	10,481,591
#BayWa AG	5,966	249,245
*Beate Uhse AG	6,586	3,818
Bechtle AG	14,623	544,886
Beiersdorf AG	5,459	357,252
#*Bertrandt AG	2,353	152,737
Bilfinger Berger SE	49,467	3,626,055
Biotest AG	2,351	126,597
*Boewe Systec AG	836	335
*Borussia Dortmund GmbH & Co. KGaA	74,873	176,925
Carl Zeiss Meditec AG	28,471	492,939
Celesio AG	97,740	2,338,962
CENIT AG	2,601	19,035
*Centrosolar Group AG	9,230	65,410
*Centrotec Sustainable AG	6,648	156,808
#*Centrotherm Photovoltaics AG	6,794	279,736
Cewe Color Holding AG	5,813	248,092

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Comdirect Bank AG	27,517	$272,387
#*Commerzbank AG	386,475	3,483,242
CompuGroup Medical AG	10,931	143,795
#*Conergy AG	68,433	50,587
#*Constantin Medien AG	49,303	112,311
CropEnergies AG	22,440	152,431
CTS Eventim AG	3,509	195,386
*Curanum AG	12,975	41,377
*D. Logistics AG	10,845	25,469
DAB Bank AG	13,385	79,249
*Daimler AG	266,387	17,603,773
*Data Modul AG.	2,305	38,033
*DEAG Deutsche Entertainment AG	6,954	20,721
*Delticom AG	891	70,982
*Demag Cranes AG	20,823	1,038,001
Deutsche Bank AG (5750355)	242,074	13,944,899
#Deutsche Bank AG (D181890898)	65,100	3,767,988
*Deutsche Beteiligungs AG	8,513	246,149
Deutsche Boerse AG	18,924	1,335,757
*Deutsche Lufthansa AG	312,746	6,685,736
Deutsche Post AG	359,442	6,700,186
#*Deutsche Postbank AG	145,631	5,069,173
Deutsche Telekom AG	452,605	6,550,327
#Deutsche Telekom AG Sponsored ADR	528,190	7,611,218
*Deutz AG	59,439	508,579
#*Dialog Semiconductor P.L.C	18,838	343,322
Douglas Holding AG	26,019	1,452,417
*Dr. Hoenle AG	3,148	32,384
Drillisch AG	22,379	191,776
*Duerr AG	8,517	258,364
DVB Bank SE	14,830	507,773
E.ON AG	268,685	8,424,914
E.ON AG Sponsored ADR	218,470	6,825,003
Eckert & Ziegler AG	2,653	94,884
Elexis AG	4,586	77,073
#*Elmos Semiconductor AG	9,526	107,723
#ElreingKlinger AG	9,929	331,881
*ENvitec Biogas AG	1,467	20,765
*Epigenomics AG	100	313
*Euromicron AG	1,492	48,465
#*Evotec AG	142,137	474,362
#Fielmann AG	3,194	323,868
Fraport AG	35,863	2,275,046
Freenet AG	113,783	1,451,911
#Fresenius Medical Care AG & Co KGaA ADR	26,500	1,686,460
Fresenius Medical Care AG & Co. KGaA	1,707	108,782
#Fresenius SE	6,226	549,067
Fuchs Petrolub AG	1,249	160,679
GEA Group AG	97,502	2,545,270
#Generali Deutschland Holding AG	16,896	2,210,204
*Gerresheimer AG	28,861	1,139,423
Gerry Weber International AG	3,362	159,908
Gesco AG	2,554	156,904
GFK SE	12,311	513,377
#GFT Technologies AG	10,996	53,340
#Gildemeister AG	58,369	1,040,308
*Grammer AG	8,986	234,017
Grenkeleasing AG	7,293	387,420
*H&R WASAG AG	4,797	142,664
#Hamburger Hafen und Logistik AG	7,134	312,128
Hannover Rueckversicherung AG	77,908	3,924,369

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Hawesko Holding AG	1,492	$58,942
*Heidelberger Druckmaschinen AG	264,486	1,216,844
Heidelberger Zement AG	76,683	4,038,756
Henkel AG & Co. KGaA	22,389	1,109,523
#Hochtief AG	28,501	2,469,511
*Homag Group AG	780	16,759
Indus Holding AG	16,925	450,066
*Infineon Technologies AG	363,490	2,871,779
*Infineon Technologies AG ADR	516,244	4,052,515
Interseroh SE	5,028	265,553
Isra Vision Systems AG	1,054	22,403
*IVG Immobilien AG	141,337	1,084,741
*Jenoptik AG	45,884	306,190
K&S AG	19,587	1,362,659
Kizoo AG	9,741	120,146
*Kloeckner & Co. SE	170,460	3,821,647
*Koenig & Bauer AG	1,331	26,702
Kontron AG	61,512	597,486
#*Krones AG	15,743	873,926
KSB AG	214	166,760
#*Kuka AG	19,655	408,012
KWS Saat AG	2,023	361,408
Lanxess AG	110,432	7,675,477
Leifheit AG	465	12,557
*Leoni AG	31,374	1,144,961
Linde AG	41,619	5,990,794
#Loewe AG	5,490	48,603
LPKF Laser & Electronics AG	6,673	131,278
MAN SE.	38,390	4,223,793
*Manz Automation AG	1,452	108,502
Mediclin AG	13,261	70,675
#*Medigene AG	21,579	53,116
#Medion AG	34,462	544,587
*Merck KGaA	35,508	2,956,354
Metro AG	29,538	2,070,317
#MLP AG	43,956	467,118
*Mologen AG	50	612
*Morphosys AG	17,986	428,497
MTU Aero Engines Holding AG	19,518	1,177,520
Muehlbauer Holding & Co. AG	1,362	53,078
Munchener Rueckversicherungs-Gesellschaft AG	80,131	12,524,534
MVV Energie AG	13,093	534,043
Nemetschek AG	2,093	83,953
#*Nordex SE	37,884	366,772
OHB Technology AG	2,466	44,723
*Patrizia Immobilien AG	1,504	7,663
Pfeiffer Vacuum Technology AG	1,165	111,414
#*Pfleiderer AG	53,358	270,915
*Phoenix Solar AG	746	29,055
*PNE Wind AG	46,611	106,927
Porsche Automobil Holding SE	47,069	2,409,327
#Praktiker Bau-und Heimwerkermaerkte Holding AG	80,824	766,396
*Progress-Werk Oberkirch AG	638	31,136
#PSI AG fuer Produkte und Systeme der Informationstechnologie	3,155	68,683
*Pulsion Medical Systems AG	6,376	38,577
Puma AG Rudolf Dassler Sport	2,392	788,135
PVA TePla AG	8,269	50,543
#*Q-Cells SE	85,221	364,831
*QIAGEN NV	70,402	1,331,619
*QSC AG	83,054	211,949
R. Stahl AG	2,458	92,498

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Rational AG	839	$186,105
REALTECH AG	1,910	21,228
Renk AG	322	28,033
*Repower Systems AG	1,223	201,815
Rheinmetall AG	47,546	3,428,940
Rhoen-Klinikum AG	72,514	1,699,043
#*Roth & Rau AG	13,116	308,387
RWE AG	23,486	1,685,951
S.A.G. Solarstrom AG	6,149	31,955
Salzgitter AG	31,313	2,244,560
SAP AG	496	25,748
#SAP AG Sponsored ADR	42,092	2,177,419
*Schlott Sebaldus AG	17,833	86,848
*Sedo Holding AG	1,523	7,451
#*SGL Carbon SE	45,981	1,705,002
#Siemens AG Sponsored ADR	125,474	14,342,933
*Silicon Sensor International AG	2,611	30,210
#*Singulus Technologies AG	50,154	232,893
Sixt AG	10,695	414,546
#*SKW Stahl-Metallurgie Holding AG	5,650	137,308
#*Sky Deutschland AG	415,615	667,369
#SMA Solar Technology AG	1,085	128,108
Software AG	7,016	982,428
#*Solar Millennium AG	10,829	297,959
#*Solarworld AG	85,950	1,245,805
#*Solon SE	16,697	70,570
Stada Arzneimittel AG	61,093	1,883,015
STINAG Stuttgarter Invest AG	2,186	55,370
#Stratec Biomedical Systems AG	1,763	66,332
Suedzucker AG	87,688	2,066,742
*Sunways AG	1,817	12,055
*Suss Microtec AG	10,939	91,990
Symrise AG	79,251	2,414,092
*TAG Immobilien AG	2,820	23,638
Takkt AG	8,273	109,078
*Technotrans AG	3,213	33,414
Telegate AG	1,816	17,402
ThyssenKrupp AG	182,870	6,721,704
*Tipp24 SE	294	11,806
Tognum AG	21,822	531,357
*Tomorrow Focus AG	5,190	26,007
#*TUI AG	155,405	1,816,512
UCB SA	546	21,174
United Internet AG	42,521	763,367
*Verbio AG	22,353	146,608
#*Versatel AG	13,576	76,208
Volkswagen AG	9,655	1,265,743
#Vossloh AG	7,349	856,406
*VTG AG	9,238	180,667
Wacker Chemie AG	5,358	1,105,545
*Wacker Neuson SE	32,423	595,863
*Washtec AG	52,741	610,814
Wincor Nixdorf AG	7,522	550,248
#Wirecard AG	48,194	718,573
Wuerttembergische Metallwarenfabrik AG	1,571	61,224
*XING AG	907	39,845
Zhongde Waste Technology AG	3,973	73,164

TOTAL GERMANY		307,230,777

GREECE — (0.5%)
Aegean Airlines S.A	11,435	36,685

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
*Aegek S.A	51,172	$21,998
*Agricultural Bank of Greece S.A.	252,018	304,393
Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products.	350,599	614,744
*Alpha Bank A.E	497,373	3,285,635
*Anek Lines S.A.	168,991	49,271
*Astir Palace Hotels S.A.	16,370	50,070
*Athens Medical Center S.A.	29,425	24,178
*Attica Bank S.A.	45,479	65,180
Autohellas S.A.	10,676	21,150
*Balkan Real Estate S.A.	7,486	4,691
Bank of Cyprus Public Co., Ltd. S.A.	149,632	697,227
Bank of Greece S.A.	14,042	629,468
Coca-Cola Hellenic Bottling Co. S.A.	24,526	633,553
#Coca-Cola Hellenic Bottling Co. S.A. ADR	50,200	1,277,088
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	64,268	69,740
#*EFG Eurobank Ergasias	347,104	2,142,408
Elektrak S.A.	4,647	13,866
Ellaktor S.A.	140,979	653,934
*Elval - Hellenic Aluminium Industry S.A.	9,817	15,719
*Emporiki Bank of Greece S.A.	18,979	51,916
Euro Reliance General Insurance Co. S.A.	212	177
*Euromedica S.A.	10,100	24,868
EYDAP Athens Water Supply & Sewage Co. S.A.	21,893	147,300
Folli-Follie S.A.	4,939	120,044
*Forthnet S.A.	307,407	269,004
Fourlis Holdings S.A.	19,884	189,501
Frigoglass S.A.	9,042	122,113
GEK Terna S.A.	43,566	237,171
*Geniki Bank S.A.	63,245	233,169
*Halkor S.A.	55,380	50,052
*Hellenic Duty Free Shops S.A.	1,480	9,763
Hellenic Exchanges S.A.	81,407	645,297
Hellenic Petroleum S.A.	156,821	1,256,057
Hellenic Telecommunication Organization Co. S.A.	41,869	334,446
#Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	103,600	413,364
Heracles General Cement Co. S.A.	11,802	77,210
Iaso S.A.	18,699	45,296
Inform P. Lykos S.A.	12,414	17,577
*Intracom Holdings S.A.	108,198	85,656
*Intracom Technical & Steel Constructions S.A.	4,948	5,305
Intralot SA-Integrated Lottery Systems & Services S.A.	45,369	198,369
J&P-Avax S.A.	174,954	345,450
*JUMBO S.A.	15,924	122,731
*Kathimerini Publishing S.A.	3,935	27,391
*Lambrakis Press S.A.	74,202	77,406
*Lavipharm S.A.	15,466	11,412
Loulis Mills S.A.	2,024	4,507
*M.J. Mailis S.A.	5,070	1,551
Marfin Investment Group S.A.	973,877	1,096,669
Marfin Popular Bank Public Co., Ltd. S.A.	137,010	281,889
Metka S.A.	7,889	94,706
Michaniki S.A.	30,694	18,768
Motor Oil (Hellas) Corinth Refineries S.A.	27,201	298,549
*Mytilineos Holdings S.A.	80,706	494,149
*National Bank of Greece S.A.	208,981	2,293,852
#*National Bank of Greece S.A. ADR	1,040,010	2,350,423
*Nirefs Acquaculture S.A.	16,373	15,906
OPAP S.A.	46,255	871,382
#*Piraeus Bank S.A.	341,641	1,774,257
*Piraeus Port Authority S.A.	5,029	85,306
*Proton Bank S.A.	37,439	48,886

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
Public Power Corp. S.A.	45,099	$754,710
*Real Estate Development & Services S.A.	9,620	10,331
S&B Industrial Minerals S.A.	13,030	63,817
Sarantis S.A.	10,732	56,535
*Sidenor Steel Products Manufacturing Co. S.A.	28,031	99,218
*Sprider Stores S.A.	21,663	13,280
*T Bank S.A.	46,506	23,241
*Technical Olympic S.A.	5,360	10,862
*Teletypos S.A. Mega Channel.	10,729	47,693
Terna Energy S.A.	26,429	113,545
Thessaloniki Port Authority S.A.	1,762	27,610
Titan Cement Co. S.A.	64,301	1,375,278
*TT Hellenic Postbank S.A.	159,453	853,425
*Viohalco S.A.	86,931	491,312

TOTAL GREECE		29,400,700

HONG KONG — (2.2%)
AAC Acoustic Technologies Holdings, Inc.	194,000	471,148
Aeon Stores Hong Kong Co., Ltd.	32,000	69,858
Alco Holdings, Ltd.	256,000	110,867
Allied Group, Ltd.	72,000	267,150
Allied Properties, Ltd.	2,442,393	505,745
*Amax Holdings, Ltd.	247,000	4,553
*Apac Resources, Ltd.	4,160,000	268,953
*APT Satellite Holdings, Ltd.	74,000	25,745
#*Artel Solutions Group Holdings, Ltd.	1,195,000	66,364
*Artini China Co., Ltd.	357,000	23,562
Arts Optical International Holdings, Ltd.	70,000	30,856
Asia Financial Holdings, Ltd.	270,000	115,547
Asia Satellite Telecommunications Holdings, Ltd.	148,000	265,224
Asia Standard Hotel Group, Ltd.	317,564	20,547
Asia Standard International Group, Ltd.	374,745	69,342
#ASM Pacific Technology, Ltd.	34,200	310,133
*Associated International Hotels, Ltd.	65,000	137,002
Aupu Group Holding Co., Ltd.	48,000	8,611
Bank of East Asia, Ltd.	461,800	1,982,906
Bauhaus International Holdings, Ltd.	148,000	64,662
*Bel Global Resources Holdings, Ltd.	2,252,000	48,223
*Bio-Dynamic Group, Ltd.	206,000	33,726
*Birmingham International Holdings, Ltd.	1,534,000	40,386
BOC Hong Kong Holdings, Ltd.	664,500	2,085,708
Bonjour Holdings, Ltd.	300,000	50,709
Bossini International Holdings, Ltd.	1,204,000	127,659
*Brightoil Petroleum Holdings, Ltd.	1,272,000	500,879
#*Burwill Holdings, Ltd.	3,573,600	198,472
C C Land Holdings, Ltd.	2,989,409	1,148,691
Cafe de Coral Holdings, Ltd.	120,000	337,859
*Capital Estate, Ltd.	1,285,000	66,442
Cathay Pacific Airways, Ltd.	745,000	2,007,238
Celestial Asia Securities Holdings, Ltd.	1,752,000	124,315
Century City International Holdings, Ltd.	1,260,160	100,728
Century Sunshine Group Holdings, Ltd.	1,205,000	47,423
Champion Technology Holdings, Ltd.	3,768,089	119,364
*Chaoyue Group, Ltd.	650,000	48,699
Chen Hsong Holdings, Ltd.	270,000	126,392
Cheuk Nang Holdings, Ltd.	81,675	28,737
Cheung Kong Holdings, Ltd.	546,000	8,360,899
Cheung Kong Infrastructure Holdings, Ltd.	176,045	736,159
Chevalier International Holdings, Ltd.	102,000	110,527
Chevalier Pacific Holdings, Ltd.	500,000	18,771
*China Boon Holdings, Ltd.	1,340,000	71,740

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*China Electronics Corp. Holdings Co., Ltd.	150,000	$20,569
*China Energy Development Holdings, Ltd.	3,694,000	226,779
*China Flavors & Fragrances Co., Ltd.	22,113	5,691
*China Glass Holdings, Ltd.	10,000	6,731
*China Infrastructure Investment, Ltd.	2,032,000	87,986
China Metal International Holdings, Ltd.	440,000	112,687
*China Motion Telecom International, Ltd.	490,000	10,146
*China Ocean Shipbuilding Industry Group, Ltd.	1,275,000	30,387
*China Public Procurement, Ltd.	920,000	80,710
*China Renji Medical Group, Ltd.	7,088,000	54,866
*China Solar Energy Holdings, Ltd.	3,105,000	72,094
*China Sonangol Resources Enterprise, Ltd.	124,000	23,920
*China Strategic Holdings, Ltd.	795,000	27,737
China Sunshine Paper Holdings Co., Ltd.	220,000	133,325
China Taisan Technology Group Holdings, Ltd.	807,000	128,454
*China Timber Resources Group, Ltd.	7,300,000	98,823
China Ting Group Holdings, Ltd.	548,000	89,949
#*China WindPower Group, Ltd.	2,153,400	222,655
*China Yunnan Tin Minerals Group, Ltd.	3,420,000	40,647
China-Hongkong Photo Products Holdings, Ltd.	370,000	31,426
#*Chinasoft International, Ltd.	480,000	135,875
*ChinaVision Media Group, Ltd.	744,000	66,520
#Chong Hing Bank, Ltd.	221,000	547,368
Chow Sang Sang Holdings, Ltd.	274,000	721,437
Chu Kong Shipping Development Co., Ltd.	774,000	171,970
*Chuang’s China Investments, Ltd.	798,000	53,731
Chuang’s Consortium International, Ltd.	555,567	71,882
Chun Wo Development Holdings, Ltd.	348,000	26,987
Citic 1616 Holdings, Ltd.	396,000	137,196
City Telecom, Ltd. ADR.	13,212	171,492
*CK Life Sciences International Holdings, Inc.	3,404,000	202,378
CLP Holdings, Ltd.	166,000	1,349,485
COL Capital, Ltd.	64,000	10,575
Continental Holdings, Ltd.	2,200,000	48,834
*Cosmos Machinery Enterprises, Ltd.	250,000	26,131
*CP Lotus Corp.	1,420,000	47,694
CP Pokphand Co., Ltd.	165,515	14,533
Cross-Harbour Holdings, Ltd. (The)	102,000	87,287
CSI Properties, Ltd.	8,780,500	239,658
*CST Mining Group, Ltd.	6,385,600	190,748
*Culture Landmark Investment, Ltd.	2,060,000	64,855
Dah Chong Hong Holdings, Ltd.	479,000	566,596
Dah Sing Banking Group, Ltd.	288,166	493,459
Dah Sing Financial Holdings, Ltd.	128,400	892,855
*Dan Form Holdings Co., Ltd.	1,603,900	215,269
*DBA Telecommunication Asia Holdings, Ltd.	656,000	122,084
*Dejin Resources Group Co., Ltd.	460,000	15,474
Dickson Concepts International, Ltd.	439,500	373,502
DVN Holdings, Ltd.	1,550,000	108,390
*Dynamic Energy Holdings, Ltd.	2,382,000	101,411
Eagle Nice International Holdings, Ltd.	534,000	185,512
EcoGreen Fine Chemicals Group, Ltd.	232,000	84,016
*EganaGoldpfeil Holdings, Ltd.	209,588	—
Emperor Entertainment Hotel, Ltd.	505,000	86,067
Emperor International Holdings, Ltd.	1,018,000	219,580
Emperor Watch & Jewellery, Ltd.	3,220,000	462,590
#*ENM Holdings, Ltd.	1,636,000	184,324
*EPI Holdings, Ltd.	7,580,000	79,256
Esprit Holdings, Ltd.	112,442	603,239
*eSun Holdings, Ltd.	1,029,000	132,745
EVA Precision Industrial Holdings, Ltd.	296,000	246,989

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Extrawell Pharmaceutical Holdings, Ltd.	80,000	$7,226
Fairwood, Ltd.	55,500	76,428
#Far East Consortium International, Ltd.	1,131,896	308,596
*First Natural Foods Holdings, Ltd.	225,000	—
First Pacific Co., Ltd.	1,346,400	1,247,655
*Fong’s Industries Co., Ltd.	184,000	103,812
*Foundation Group, Ltd.	650,000	9,811
*Fountain SET Holdings, Ltd.	590,000	105,225
#*Foxconn International Holdings, Ltd.	1,152,000	852,480
*Frasers Property China, Ltd.	2,280,000	56,610
#Fubon Bank Hong Kong, Ltd.	400,000	184,446
Fujikon Industrial Holdings, Ltd.	128,000	28,666
#*Galaxy Entertainment Group, Ltd.	957,000	901,620
*Genting Hong Kong, Ltd.	678,000	310,402
Get Nice Holdings, Ltd.	4,578,000	290,447
Giordano International, Ltd.	684,000	411,012
*Global Green Tech Group, Ltd.	1,784,080	31,148
Glorious Sun Enterprises, Ltd.	566,000	257,767
Gold Peak Industries Holding, Ltd.	453,000	66,969
*Golden Resorts Group, Ltd.	5,740,000	248,257
Golden Resources Development International, Ltd.	676,000	49,849
*Goldin Financial Holdings, Ltd.	100,000	10,729
*Goldin Properties Holdings, Ltd.	402,000	226,180
*Good Fellow Resources Holdings, Ltd.	130,000	11,342
Great Eagle Holdings, Ltd.	348,230	1,043,486
*G-Resources Group, Ltd.	8,658,000	531,562
Guangnan Holdings, Ltd.	756,000	170,724
*Hang Fung Gold Technology, Ltd.	250,000	—
Hang Lung Group, Ltd.	485,000	3,228,282
Hang Lung Properties, Ltd.	460,000	2,247,543
Hang Seng Bank, Ltd.	39,000	569,936
Hang Ten Group Holdings, Ltd.	200,000	37,110
*Hannstar Board International Holdings, Ltd.	928,000	170,672
*Hans Energy Co., Ltd.	1,214,000	48,759
Harbour Centre Development, Ltd.	129,000	156,413
Henderson Investment, Ltd.	1,083,000	111,964
#Henderson Land Development Co., Ltd.	428,277	3,052,506
HKR International, Ltd.	620,533	318,639
Hon Kwok Land Investment Co., Ltd.	234,000	86,156
Hong Kong & China Gas Co., Ltd.	243,529	588,125
Hong Kong & Shanghai Hotels, Ltd.	558,761	985,598
Hong Kong Electric Holdings, Ltd.	119,500	756,611
Hong Kong Exchanges & Clearing, Ltd.	48,500	1,070,572
Hong Kong Ferry Holdings, Ltd.	54,000	53,082
#Hong Kong Resources Holdings Co., Ltd.	405,000	69,683
*Hongkong Chinese, Ltd.	603,700	85,063
Hop Fung Group Holdings, Ltd.	30,000	5,163
Hopewell Holdings, Ltd.	589,500	1,860,902
Hsin Chong Construction Group, Ltd.	280,000	42,378
Huafeng Group Holdings, Ltd.	2,315,800	142,051
Hung Hing Printing Group, Ltd.	462,524	145,066
#*Huscoke Resources Holdings, Ltd.	5,592,000	346,570
*Hutchison Harbour Ring, Ltd.	3,618,000	401,761
Hutchison Telecommunications Hong Kong Holdings, Ltd.	644,000	199,504
Hutchison Whampoa, Ltd.	830,000	8,207,992
*Hybrid Kinetic Group, Ltd.	2,306,000	68,776
*I-Cable Communications, Ltd.	512,000	72,774
*IDT International, Ltd.	1,076,000	27,922
*Imagi International Holdings, Ltd.	40,000	1,442
#Industrial & Commercial Bank of China Asia, Ltd.	327,328	1,213,960
Integrated Distribution Services Group, Ltd.	65,000	214,675

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
IPE Group, Ltd.	790,000	$119,344
#IT, Ltd.	767,087	647,107
*ITC Properties Group, Ltd.	147,400	40,777
*Jackin International Holdings, Ltd.	666,000	28,962
*Jinhui Holdings, Ltd.	253,000	78,839
*Jiuzhou Development Co., Ltd.	642,000	57,310
*JLF Investment Co., Ltd.	610,000	47,358
Johnson Electric Holdings, Ltd.	1,154,500	608,270
#K Wah International Holdings, Ltd.	1,260,694	474,942
Kam Hing International Holdings, Ltd.	74,000	13,041
Kantone Holdings, Ltd.	2,403,621	45,282
*Karl Thomson Holdings, Ltd.	28,000	2,787
Keck Seng Investments	126,000	65,867
Kerry Properties, Ltd.	403,083	2,239,295
Kin Yat Holdings, Ltd.	176,000	67,422
*King Stone Energy Group, Ltd.	6,180,000	187,363
Kingmaker Footwear Holdings, Ltd.	754,000	156,885
Kith Holdings, Ltd.	20,000	4,158
*Kiu Hung Energy Holdings, Ltd.	1,300,000	57,378
*Ko Yo Ecological Agrotech Group, Ltd.	4,460,000	98,456
*Kowloon Development Co., Ltd.	477,000	530,353
*KPI Co., Ltd.	304,000	14,200
*Lai Sun Development Co., Ltd.	12,928,000	343,024
*Lai Sun Garment International, Ltd.	515,000	47,229
Lam Soon Hong Kong, Ltd.	12,000	11,755
Le Saunda Holdings, Ltd.	544,000	324,134
Lee & Man Holdings, Ltd.	158,000	154,812
Lerado Group Holdings Co., Ltd.	570,000	108,127
Li & Fung, Ltd.	131,600	695,097
Li Heng Chemical Fibre Technologies, Ltd.	1,245,000	208,309
Lifestyle International Holdings, Ltd.	151,000	354,176
Lippo China Resources, Ltd.	1,052,000	31,950
Lippo, Ltd.	270,000	103,020
Liu Chong Hing Investment, Ltd.	156,000	182,712
*Longrun Tea Group Co., Ltd.	60,000	6,274
Luen Thai Holdings, Ltd.	391,000	39,906
#Luk Fook Holdings International, Ltd.	186,000	457,853
#Luks Industrial Group, Ltd.	130,000	48,340
*Lung Cheong International Holdings, Ltd.	1,224,000	54,736
Lung Kee (Bermuda) Holdings, Ltd.	222,000	129,195
Magnificent Estates, Ltd.	3,238,000	104,631
Man Yue International Holdings, Ltd.	254,000	76,318
*Mascotte Holdings, Ltd.	896,000	46,255
*Mei Ah Entertainment Group, Ltd.	3,200,000	67,310
#*Melco International Development, Ltd.	1,197,000	685,427
Midland Holdings, Ltd.	296,000	298,959
*Ming Fai International Holdings, Ltd.	159,000	63,523
*Ming Fung Jewellery Group, Ltd.	1,344,000	126,824
Miramar Hotel & Investment Co., Ltd.	98,000	114,918
*Mongolia Energy Corp., Ltd.	2,537,000	974,688
#MTR Corp., Ltd.	371,221	1,416,759
Nanyang Holdings, Ltd.	4,000	9,036
Natural Beauty Bio-Technology, Ltd.	70,000	20,803
#Neo-Neon Holdings, Ltd.	390,500	237,908
*Neptune Group, Ltd.	300,000	6,076
New Century Group Hong Kong, Ltd.	1,287,200	26,967
*New Times Energy Corp, Ltd.	9,158,000	286,062
New World Development Co., Ltd.	1,685,947	3,337,043
Neway Group Holdings, Ltd.	2,150,000	91,651
Newocean Green Energy Holdings, Ltd.	1,076,000	265,500
*Next Media, Ltd.	722,000	107,154

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Ngai Lik Industrial Holdings, Ltd.	3,632,000	$79,657
*Norstar Founders Group, Ltd.	420,000	—
*North Asia Resources Holdings, Ltd.	525,000	92,982
NWS Holdings, Ltd.	744,937	1,759,515
*Orange Sky Golden Harvest Entertainment Holdings, Ltd.	1,295,000	86,913
*Orient Overseas International, Ltd.	230,500	2,027,153
Oriental Watch Holdings, Ltd.	425,200	220,039
Overseas Chinese Town Asia Holdings, Ltd.	24,000	12,872
#*Pacific Andes International Holdings, Ltd.	1,555,187	271,669
Pacific Basin Shipping, Ltd.	1,712,000	1,253,516
Pacific Century Premium Developments, Ltd.	1,441,000	275,533
Pacific Textile Holdings, Ltd.	282,000	159,865
Paliburg Holdings, Ltd.	586,790	207,015
Pan Asia Environmental Protection Group, Ltd.	522,000	113,195
#PCCW, Ltd.	2,081,000	793,605
#PCCW, Ltd. Sponsored ADR	7,400	28,638
#*Peace Mark Holdings, Ltd.	308,000	—
*Pearl Oriental Innovation, Ltd.	724,000	145,711
Pegasus International Holdings, Ltd.	82,000	13,017
Pico Far East Holdings, Ltd.	698,000	137,195
Playmates Holdings, Ltd.	73,400	23,328
*Playmates Toys, Ltd.	36,700	1,372
*PME Group, Ltd.	1,520,000	166,683
*PNG Resources Holdings, Ltd.	1,392,000	57,458
*Polytec Asset Holdings, Ltd.	1,000,000	174,193
*PT Indofood CBP Sukses Makmur Tbk	5,385	3,434
Public Financial Holdings, Ltd.	352,000	234,943
*PYI Corp., Ltd.	3,879,970	145,797
Regal Hotels International Holdings, Ltd.	745,400	296,693
*Rising Development Holdings, Ltd.	266,000	64,924
Rivera Holdings, Ltd.	174,000	7,332
Royale Furniture Holdings, Ltd.	122,000	44,421
#Sa Sa International Holdings, Ltd.	224,000	204,844
*Samling Global, Ltd.	2,958,000	237,255
SCMP Group, Ltd.	10,000	1,942
Sea Holdings, Ltd.	246,000	164,893
*Sewco International Holdings, Ltd.	60,000	8,009
Shangri-La Asia, Ltd.	1,010,000	2,285,153
#Shenyin Wanguo, Ltd.	195,000	100,194
*Shenzhen High-Tech Holdings, Ltd.	172,000	10,994
*Shougang Concord Grand Group, Ltd.	693,000	50,237
*Shougang Concord Technology Holdings, Ltd.	1,574,000	93,694
Shui On Construction & Materials, Ltd.	170,000	208,862
#Shun Tak Holdings, Ltd.	1,088,000	718,919
#Sing Tao News Corp., Ltd.	490,000	155,153
*Singamas Container Holdings, Ltd.	1,598,000	361,508
*Sino Dragon New Energy Holdings, Ltd.	1,104,000	67,704
*Sino Gas Group, Ltd.	1,230,000	58,787
Sino Land Co., Ltd.	1,136,733	2,371,434
*Sino-Tech International Holdings, Ltd.	1,540,000	82,578
*Sinotel Technologies, Ltd.	546,250	141,983
*Skyfame Realty Holdings, Ltd.	240,000	—
Smartone Telecommunications Holdings, Ltd.	193,000	274,186
Solomon Systech International, Ltd.	1,974,000	127,538
South China (China), Ltd.	1,088,000	73,922
#Stella International Holdings, Ltd.	118,500	249,176
Stelux Holdings International, Ltd.	359,000	31,125
*Success Universe Group, Ltd.	616,000	26,228
Sun Hing Vision Group Holdings, Ltd.	122,000	53,496
Sun Hung Kai & Co., Ltd.	520,895	394,593
Sun Hung Kai Properties, Ltd.	391,000	6,700,718

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Sun Innovation Holdings, Ltd.	1,550,000	$40,308
*Superb Summit International Timber Co., Ltd.	2,801,000	143,472
#*Sustainable Forest Holdings, Ltd.	4,087,500	182,570
SW Kingsway Capitol Holdings, Ltd.	1,004,000	30,031
Symphony Holdings, Ltd.	682,000	33,932
#*Tack Fat Group International, Ltd.	552,000	—
*Tack Hsin Holdings, Ltd.	182,000	42,234
Tai Cheung Holdings, Ltd.	478,000	336,649
TaiFook Securities Group, Ltd.	182,328	139,818
Tan Chong International, Ltd.	372,000	90,178
#Techtronic Industries Co., Ltd.	938,000	951,262
Television Broadcasts, Ltd.	70,000	374,201
*Termbray Industries International	112,000	13,616
*Texhong Textile Group, Ltd.	406,000	321,099
Texwinca Holdings, Ltd.	184,000	200,653
#*Titan Petrochemicals Group, Ltd.	3,200,000	264,978
*Tom Group, Ltd.	1,250,000	125,568
*Tomorrow International Holdings, Ltd.	1,245,000	79,217
Tongda Group Holdings, Ltd.	4,580,000	204,879
Top Form International, Ltd.	340,000	27,562
*Town Health International Investments, Ltd.	160,000	23,966
Transport International Holdings, Ltd.	176,800	571,594
*TSC Offshore Group, Ltd.	478,000	88,893
*Tse Sui Luen Jewellery International, Ltd.	18,000	17,531
Tungtex Holdings Co., Ltd.	174,000	31,325
Tysan Holdings, Ltd.	300,000	53,390
#United Laboratories International Holdings, Ltd. (The)	236,000	448,957
*U-Right International Holdings, Ltd.	1,502,000	2,713
*Value Convergence Holdings, Ltd.	244,000	73,489
Value Partners Group, Ltd.	128,000	101,079
*Vantage International Holdings, Ltd.	222,000	25,185
Varitronix International, Ltd.	131,000	50,138
Vedan International Holdings, Ltd.	1,192,000	102,061
#Victory City International Holdings, Ltd.	979,117	247,447
Vitasoy International Holdings, Ltd.	264,000	230,372
*Vongroup, Ltd.	1,765,000	24,268
*VST Holdings, Ltd.	764,000	195,573
#Vtech Holdings, Ltd.	45,000	469,633
*Wah Nam International Holdings, Ltd.	96,000	19,789
Wai Kee Holdings, Ltd.	222,000	51,515
Water Oasis Group, Ltd.	184,000	29,677
Wharf Holdings, Ltd.	541,750	3,567,015
Wheelock & Co., Ltd.	604,000	2,128,924
Win Hanverky Holdings, Ltd.	598,000	98,015
Wing Hang Bank, Ltd.	59,000	689,605
*Wing Hing International Holdings, Ltd.	1,450,000	116,004
Wing On Company International, Ltd.	83,000	152,972
Wing Tai Properties, Ltd.	374,000	135,092
*Winteam Pharmaceutical Group, Ltd.	438,000	62,162
Wong’s Kong King International Holdings, Ltd.	110,000	11,474
Xingye Copper International Group, Ltd.	440,000	117,820
Xinyi Glass Holdings, Ltd.	744,000	592,289
Yau Lee Holdings, Ltd.	218,000	32,440
YGM Trading, Ltd.	30,000	69,219
Yue Yuen Industrial Holdings, Ltd.	407,500	1,461,647
Yugang International, Ltd.	4,450,000	47,090
*ZZNode Technologies Co., Ltd.	796,000	97,780

TOTAL HONG KONG		123,798,216

IRELAND — (0.5%)
*Aer Lingus Group P.L.C.	179,824	287,494

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
IRELAND — (Continued)
#*Allied Irish Banks P.L.C. Sponsored ADR	492,078	$492,078
*Anglo Irish Bank Corp. P.L.C. (B06H8J9)	165,847	50,089
*Anglo Irish Bank Corp. P.L.C. (B076LH4)	457,521	138,182
*Bank of Ireland P.L.C.	77,755	58,160
#Bank of Ireland P.L.C. Sponsored ADR	694,969	2,140,505
C&C Group P.L.C. (B010DT8)	24,512	112,760
C&C Group P.L.C. (B011Y09)	256,757	1,190,314
CRH P.L.C. (0182704)	68,881	1,188,599
CRH P.L.C. (4182249)	26,757	462,184
#CRH P.L.C. Sponsored ADR	254,824	4,502,740
DCC P.L.C. (0242493)	25,457	736,636
DCC P.L.C. (4189477)	48,991	1,415,838
*Dragon Oil P.L.C. (0059079)	78,269	561,366
*Dragon Oil P.L.C. (5323218)	128,862	923,320
*Elan Corp. P.L.C.	11,725	66,092
*Elan Corp. P.L.C. Sponsored ADR	203,900	1,111,255
FBD Holdings P.L.C.	18,709	159,405
Glanbia P.L.C.	74,909	356,805
Grafton Group P.L.C.	208,360	889,487
Greencore Group P.L.C. (0386410)	113,610	172,108
*Greencore Group P.L.C. (5013832)	68,663	104,249
IFG Group P.L.C. (0232524)	19,722	35,900
IFG Group P.L.C. (4373355)	29,060	52,801
*Independent News & Media P.L.C. (B59HWB1)	96,491	82,726
*Independent News & Media P.L.C. (B5TR5N4)	9,779	8,433
Irish Continental Group P.L.C. (3333651)	12,414	262,372
Irish Continental Group P.L.C. (3339455)	50,656	1,072,285
*Irish Life & Permanent Group Holdings P.L.C.	255,435	539,069
*James Hardie Industries SE	110,804	587,276
*Kenmare Resources P.L.C.	296,459	93,839
Kerry Group P.L.C. (0490656)	76,886	2,829,578
Kerry Group P.L.C. (4519579)	14,844	546,278
Kingspan Group P.L.C. (0492793)	19,320	161,715
Kingspan Group P.L.C. (4491235)	110,766	926,269
*McInerney Holdings P.L.C.	94,047	5,183
Paddy Power P.L.C. (0258810)	7,672	309,778
Paddy Power P.L.C. (4828974)	6,049	244,166
*Smurfit Kappa Group P.L.C.	123,195	1,318,827
United Drug P.L.C. (3302480)	70,507	223,928
*United Drug P.L.C. (3335969)	190,505	604,253

TOTAL IRELAND		27,024,342

ISRAEL — (0.8%)
*Africa Israel Investments, Ltd.	22,378	156,226
*Alon Holdings Blue Square, Ltd.	11,322	102,885
*AL-ROV Israel, Ltd.	1,806	62,432
*Alvarion, Ltd.	55,839	144,724
*AudioCodes, Ltd.	29,705	141,219
*Bank Hapoalim B.M.	1,000,946	4,535,820
*Bank Leumi Le-Israel B.M.	714,156	3,286,233
Bezeq Israeli Telecommunication Corp., Ltd.	300,208	789,217
*Biocell, Ltd.	6,863	98,945
*BioLine RX, Ltd.	1,906	1,810
Cellcom Israel, Ltd.	15,074	506,511
*Clal Biotechnology Industries, Ltd.	11,045	61,072
Clal Industries & Investments, Ltd.	66,868	501,243
*Clal Insurance Enterprise Holdings, Ltd.	19,103	513,223
*Delek Automotive Systems, Ltd.	8,836	108,445
*Elbit Medical Imaging, Ltd.	14,867	211,261
Elbit Systems, Ltd.	16,384	869,988
Electra (Israel), Ltd.	1,246	130,507

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Elron Electronic Industries, Ltd.	20,288	$114,413
*EZchip Semiconductor, Ltd.	2,588	63,955
First International Bank of Israel, Ltd.	22,476	316,750
*FMS Enterprises Migun, Ltd.	1,992	57,008
Formula Systems, Ltd.	3,208	45,237
*Frutarom Industries, Ltd.	37,398	373,832
*Gilat Satellite Networks, Ltd.	3,252	17,419
*Given Imaging, Ltd.	505	8,951
*Golf & Co., Ltd.	9,058	61,824
Granite Hacarmel Investments, Ltd.	31,877	70,761
*Hadera Paper, Ltd.	2,312	198,382
Harel Insurance Investments & Finances, Ltd.	8,646	490,980
*Hot Telecommunications Systems, Ltd.	23,179	305,594
Israel Chemicals, Ltd.	85,015	1,297,496
*Israel Discount Bank, Ltd.	331,256	672,075
*Israel Land Development Co., Ltd. (The)	568	6,871
*Ituran Location & Control, Ltd. (B0LDC23)	16,672	252,537
*Ituran Location & Control, Ltd. (M6158M104)	1,690	26,279
*Jerusalem Oil Exploration	2,745	65,792
*Kamada, Ltd.	4,368	32,804
*Makhteshim-Agan Industries, Ltd.	133,816	675,198
*Matrix IT, Ltd.	19,076	101,577
*Mellanox Technologies, Ltd.	5,327	120,595
*Menorah Mivtachim Holdings, Ltd.	24,098	323,317
*Migdal Insurance & Financial Holding, Ltd.	266,871	554,237
Mizrahi Tefahot Bank, Ltd.	120,617	1,126,004
*Naphtha Israel Petroleum Corp., Ltd.	34,482	167,424
*Neto ME Holdings, Ltd.	1,394	66,984
NetVision, Ltd.	5,634	72,068
*NICE Systems, Ltd. Sponsored ADR	59,376	1,988,502
*Oil Refineries, Ltd.	665,363	395,412
*Orckit Communications, Ltd.	4,442	15,219
*Ormat Industries, Ltd.	63,028	500,134
Osem Investments, Ltd.	6,630	104,340
Partner Communications Co., Ltd.	20,502	416,339
#Partner Communications Co., Ltd. ADR	10,175	206,858
*Paz Oil Co., Ltd.	1,862	293,873
*Phoenix Holdings, Ltd. (The)	48,206	166,555
*RADVision, Ltd.	2,502	17,571
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	2,931	79,831
*Retalix, Ltd.	17,018	212,138
Scailex Corp, Ltd.	6,203	120,100
Shikun & Binui, Ltd.	91,118	221,949
*Strauss Group, Ltd.	13,406	211,202
*Suny Electronic, Ltd.	4,332	48,910
Super-Sol, Ltd. Series B	54,981	337,330
Teva Pharmaceutical Industries, Ltd.	4,262	221,032
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	368,163	19,107,660
*Tower Semiconductor, Ltd.	215,731	295,226
*Union Bank of Israel, Ltd.	26,181	126,212

TOTAL ISRAEL		44,994,518

ITALY — (2.3%)
#*A.S. Roma SpA	54,117	92,651
A2A SpA	587,148	957,361
*ACEA SpA	54,685	652,486
Acegas-APS SpA	14,511	84,874
*Acotel Group SpA	164	9,718
#Actelios SpA	276,237	851,686
*Aedes SpA	413,437	121,111
#Alerion Cleanpower SpA	105,048	76,817

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Amplifon SpA	31,608	$170,332
Ansaldo STS SpA	33,604	463,557
*Antichi Pellettieri SpA	1,703	1,237
#*Arnoldo Mondadori Editore SpA	127,033	448,185
Ascopiave SpA	35,551	81,852
Assicurazioni Generali SpA	130,090	2,851,567
Astaldi SpA	34,532	254,399
Atlantia SpA	31,430	718,446
*Autogrill SpA	43,454	579,549
Azimut Holding SpA	50,816	518,268
#Banca Carige SpA	850,437	2,059,251
Banca Finnat Euramerica SpA	48,133	34,666
Banca Generali SpA	14,082	182,489
Banca Ifis SpA	6,669	49,564
*Banca Intermobiliare SpA	197,097	1,147,632
#*Banca Monte Dei Paschi di Siena SpA	1,277,062	1,797,522
#Banca Piccolo Credito Valtellinese Scarl	213,971	1,085,416
#Banca Popolare dell’Emilia Romagna Scrl	120,172	1,484,653
*Banca Popolare dell’Etruria e del Lazio Scarl	292,715	1,357,754
Banca Popolare di Milano Scarl	521,464	2,438,119
#*Banca Popolare di Sondrio Scarl	173,636	1,641,781
*Banca Profilo SpA	77,120	50,845
Banco di Desio e della Brianza SpA	27,865	159,970
Banco Popolare Scarl.	662,798	3,562,147
BasicNet SpA	26,065	104,446
Beghelli SpA	52,121	46,157
Benetton Group SpA	49,000	398,198
Benetton Group SpA Sponsored ADR	3,400	55,318
#*Biesse SpA	3,460	26,196
*Bonifica Terreni Ferraresi e Imprese Agricole SpA	954	39,857
Brembo SpA	26,257	288,463
*Brioschi Sviluppo Immobiliare SpA	218,173	49,487
#Bulgari SpA	66,149	708,441
*Buongiorno SpA	52,735	87,827
#Buzzi Unicem SpA	88,359	1,016,493
*C.I.R. SpA - Compagnie Industriali Riunite	386,204	877,809
Caltagirone Editore SpA	104,017	253,515
#*Carraro SpA	17,474	68,232
Cembre SpA	4,534	34,479
Cementir Holding SpA	71,232	247,752
Class Editore SpA	14,430	9,820
Credito Artigiano SpA	76,968	142,418
Credito Bergamasco SpA	7,858	235,429
Credito Emiliano SpA	176,453	1,254,671
*d’Amico International Shipping SA	13,646	20,602
Danieli & Co. SpA	11,994	316,507
Davide Campari - Milano SpA	173,024	1,097,404
De Longhi SpA.	26,805	154,885
DiaSorin SpA	11,549	474,412
*Digital Multimedia Technologies SpA	3,548	69,080
*EEMS Italia SpA	21,592	44,469
*Elica SpA	18,438	38,755
Emak SpA	5,067	31,406
Enel SpA	496,437	2,835,714
Engineering Ingegneria Informatica SpA	376	11,365
Eni SpA	2,426	54,627
#Eni SpA Sponsored ADR	112,750	5,065,857
#*ERG Renew SpA	70,185	81,726
ERG SpA	56,973	786,968
Esprinet SpA	12,829	127,633
#*Eurotech SpA	23,270	74,213

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
#*Fastweb SpA	14,048	$351,421
#Fiat SpA.	285,770	4,839,311
Fiat SpA Sponsored ADR	8,900	150,855
#*Fiera Milano SpA	2,610	17,634
Finmeccanica SpA	320,034	4,472,183
Fondiaria - SAI SpA	86,108	1,023,229
Gas Plus SpA	4,214	27,541
#*Gemina SpA	751,677	603,619
#Geox SpA	33,201	199,800
GranitiFiandre SpA	4,023	17,679
*Gruppo Coin SpA	25,177	264,784
*Gruppo Editoriale L’Espresso SpA	151,743	403,100
Hera SpA	351,113	743,120
#Immsi SpA	230,746	282,706
*Impregilo SpA	324,482	1,040,891
Indesit Co. SpA	29,784	368,274
Industria Macchine Automatiche SpA	3,460	73,157
*Intek SpA	73,119	42,452
*Interpump Group SpA	11,233	73,263
Intesa Sanpaolo SpA	2,553,447	8,980,889
Intesa Sanpaolo SpA Sponsored ADR	13,817	292,230
Iren SpA.	207,492	364,654
*Isagro SpA	4,547	19,417
#Italcementi SpA	89,172	752,069
Italmobiliare SpA	9,797	346,875
*Juventus Football Club SpA	261,962	334,647
#*Kerself SpA	2,538	11,206
*Kinexia SpA	435	1,197
*KME Group SpA	347,774	161,153
#Landi Renzo SpA	20,238	97,949
#Lottomatica SpA	34,149	570,100
Luxottica Group SpA	1,585	46,813
#Luxottica Group SpA Sponsored ADR	13,000	382,460
Maire Tecnimont SpA	1,108,938	4,796,052
#*Mariella Burani SpA	2,897	10,171
MARR SpA	23,800	258,534
Mediaset SpA.	306,270	2,261,254
*Mediobanca SpA	232,513	2,410,270
#Mediolanum SpA	77,416	363,887
Milano Assicurazioni SpA	219,239	474,140
Nice SpA	16,046	62,775
*PanariaGroup Industrie Ceramiche SpA	6,725	15,179
Parmalat SpA	1,298,097	3,568,397
#Piaggio & C. SpA	110,608	403,381
*Pininfarina SpA	3,278	15,281
#Pirelli & Co. SpA	319,574	2,730,490
*Poltrona Frau SpA	21,297	25,822
#*Prelios SpA	702,936	412,847
*Premafin Finanziaria SpA	173,719	259,806
Prysmian SpA	46,647	904,132
Recordati SpA	84,353	830,989
*Reno de Medici SpA	235,915	85,477
Reply SpA	117	2,792
*Retelit SpA	7,242	3,638
*Risanamento Napoli SpA	15,429	5,868
Sabaf SpA	2,256	72,160
*SAES Getters SpA	1,863	18,171
#*Safilo Group SpA	29,399	463,901
Saipem SpA	24,737	1,099,030
*Saras SpA	153,754	340,308
SAVE SpA	27,718	269,690

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Screen Service Broadcasting Technologies SpA	20,463	$17,790
#*Seat Pagine Gialle SpA	1,199,818	219,188
*Snai SpA	60,853	241,573
Snam Rete Gas SpA	160,577	870,557
Societa Iniziative Autostradali e Servizi SpA	57,714	546,053
*Societa Partecipazioni Finanziarie SpA	512,474	73,200
Societe Cattolica di Assicurazoni Scrl SpA	46,324	1,260,498
*Sogefi SpA	20,885	72,343
Sol SpA	25,548	168,836
*Sorin SpA	286,968	697,630
*Stefanel SpA	18,434	17,750
*Telecom Italia Media SpA	248,615	94,712
Telecom Italia SpA	1,423,481	2,184,718
Telecom Italia SpA Sponsored ADR	342,088	5,220,263
#Tenaris SA ADR	35,500	1,470,765
Terna Rete Elettrica Nazionale SpA	562,494	2,595,641
#*Tiscali SpA	932,426	138,290
Tod’s SpA	4,202	407,650
#Trevi Finanziaria SpA	19,272	256,183
*Uni Land SpA	58,555	44,716
UniCredit SpA	5,518,028	14,385,868
Unione di Banche Italiane ScpA	503,212	5,313,275
Unipol Gruppo Finanziario SpA	821,183	645,637
Vianini Lavori SpA	11,628	64,809
Vittoria Assicurazioni SpA	17,594	89,870
Zignago Vetro SpA	5,214	34,757

TOTAL ITALY		129,870,228

JAPAN — (16.2%)
77 Bank, Ltd. (The)	341,000	1,605,801
*A&A Material Corp.	12,000	6,091
*A&D Co., Ltd.	9,400	41,791
ABC-Mart, Inc.	3,300	112,056
*ABILIT Corp.	8,900	8,045
#*Accordia Golf Co., Ltd.	265	242,222
Achilles Corp.	182,000	237,530
Adeka Corp.	85,100	907,142
Advan Co., Ltd.	25,300	175,349
Advantest Corp.	3,200	60,779
#Advantest Corp. ADR	15,767	299,573
#AEON Co., Ltd.	327,600	3,858,223
Aeon Delight Co., Ltd.	3,400	63,051
Aeon Fantasy Co., Ltd.	11,400	116,819
Agrex, Inc.	4,200	38,654
Ahresty Corp.	27,800	226,145
Ai Holdings Corp.	45,900	155,193
Aica Kogyo Co., Ltd.	41,900	470,772
Aichi Bank, Ltd. (The)	6,900	386,252
Aichi Corp.	46,600	166,657
Aichi Machine Industry Co., Ltd.	80,000	272,934
Aichi Steel Corp.	123,000	683,201
Aichi Tokei Denki Co., Ltd.	19,000	52,444
Aida Engineering, Ltd.	78,800	260,905
Aigan Co., Ltd.	20,300	103,179
*Ain Pharmaciez, Inc.	1,600	52,738
Aiphone Co., Ltd.	21,900	319,451
Air Water, Inc.	50,000	582,615
#Airport Facilities Co., Ltd.	32,300	127,246
Aisan Industry Co., Ltd.	44,900	337,126
Aisin Seiki Co., Ltd.	76,500	2,396,993
Ajinomoto Co., Inc.	343,000	3,268,803

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Akebono Brake Industry Co., Ltd.	24,500	$145,820
Akita Bank, Ltd. (The)	169,000	476,546
*Alconix Corp.	2,600	54,966
Alfresa Holdings Corp.	28,600	1,202,475
*All Nippon Airways Co., Ltd.	87,000	329,102
Allied Telesis Holdings K.K.	103,600	134,136
Aloka Co., Ltd.	22,400	132,047
Alpen Co., Ltd.	13,500	208,821
Alpha Corp.	3,500	31,442
Alpha Systems, Inc.	9,600	187,716
Alpine Electronics, Inc.	47,600	596,560
#Alps Electric Co., Ltd.	154,500	1,384,353
Alps Logistics Co., Ltd.	10,900	117,561
Altech Co., Ltd.	8,200	22,224
Altech Corp.	2,600	20,135
Amada Co., Ltd.	324,000	2,131,953
Amano Corp.	75,200	619,060
Amiyaki Tei Co., Ltd.	21	59,879
Amuse, Inc.	8,520	95,227
Ando Corp.	82,000	103,068
Anest Iwata Corp.	24,000	66,129
#Anritsu Corp.	156,000	1,006,210
*AOC Holdings, Inc.	69,500	305,387
AOI Advertising Promotion, Inc.	5,500	26,897
AOI Electronic Co., Ltd.	2,800	26,848
AOKI Holdings, Inc.	27,400	387,031
Aomori Bank, Ltd. (The)	199,000	484,557
Aoyama Trading Co., Ltd.	77,400	1,260,527
Aozora Bank, Ltd.	498,000	832,461
Arakawa Chemical Industries, Ltd.	22,600	235,840
Araya Industrial Co., Ltd.	59,000	87,747
Arc Land Sakamoto Co., Ltd.	23,800	250,103
Arcs Co., Ltd.	22,200	287,262
*Argo Graphics, Inc.	9,000	101,568
#Ariake Japan Co., Ltd.	15,900	240,545
Arisawa Manufacturing Co., Ltd.	60,300	295,923
Aronkasei Co., Ltd.	18,000	72,846
ART Corp.	10,600	165,578
As One Corp.	14,090	258,210
Asahi Breweries, Ltd.	49,800	1,004,433
Asahi Co., Ltd.	3,200	47,301
Asahi Diamond Industrial Co., Ltd.	59,000	1,041,747
Asahi Glass Co., Ltd.	398,000	3,817,924
Asahi Holdings, Inc.	6,500	142,919
Asahi Kasei Corp.	390,000	2,294,333
Asahi Kogyosha Co., Ltd.	31,000	128,753
Asahi Organic Chemicals Industry Co., Ltd.	86,000	199,154
*Asahi Tec Corp.	3,624,000	946,136
*Asanuma Corp.	11,000	6,700
#Asatsu-DK, Inc.	31,900	734,701
Asax Co., Ltd.	22	24,807
*Ashimori Industry Co., Ltd.	40,000	54,580
Asics Corp.	23,000	247,654
ASKA Pharmaceutical Co., Ltd.	30,000	190,280
Astellas Pharma, Inc.	31,400	1,168,140
Asunaro Aoki Construction Co., Ltd.	41,500	185,411
*Atom Corp.	14,400	39,239
Atsugi Co., Ltd.	349,000	442,336
*Autobacs Seven Co., Ltd.	30,100	1,127,588
Avex Group Holdings, Inc.	34,200	492,557
#Awa Bank, Ltd. (The)	195,000	1,325,641

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Bals Corp.	8	$8,119
Bando Chemical Industries, Ltd.	146,000	491,161
Bank of Iwate, Ltd. (The)	20,900	883,292
#Bank of Kyoto, Ltd. (The)	188,000	1,678,879
Bank of Nagoya, Ltd. (The)	143,000	432,659
Bank of Okinawa, Ltd. (The)	18,900	727,155
Bank of Saga, Ltd. (The)	145,000	381,452
Bank of the Ryukyus, Ltd.	46,700	541,938
Bank of Yokohama, Ltd. (The)	605,000	2,966,359
Belc Co., Ltd.	3,700	38,855
Belluna Co., Ltd.	36,150	172,160
Benesse Holdings, Inc.	16,300	782,284
#*Best Denki Co., Ltd.	65,500	183,403
Bic Camera, Inc.	413	164,021
BML, Inc.	7,300	181,664
#Bookoff Corp.	20,600	160,146
Bridgestone Corp.	51,800	927,287
Brother Industries, Ltd.	147,700	1,885,540
Bunka Shutter Co., Ltd.	63,000	137,722
*C&I Holdings Co., Ltd.	53,300	2,674
CAC Corp.	12,600	87,910
*Calsonic Kansei Corp.	152,000	510,047
Canon Electronics, Inc.	6,700	175,865
Canon Marketing Japan, Inc.	66,300	825,857
Canon, Inc.	7,334	337,608
#Canon, Inc. Sponsored ADR	31,850	1,465,100
Capcom Co., Ltd.	13,000	204,336
*Carchs Holdings Co., Ltd.	21,500	8,014
#*Casio Computer Co., Ltd.	168,500	1,181,786
Cawachi, Ltd.	26,500	468,500
#*Cedyna Financial Corp.	105,209	145,999
Central Glass Co., Ltd.	112,000	482,352
Central Japan Railway Co	106	801,761
Central Security Patrols Co., Ltd.	7,100	67,058
Century Tokyo Leasing Corp.	54,630	788,126
*CHI Group Co., Ltd.	6,400	21,747
Chiba Bank, Ltd. (The)	449,000	2,772,056
*Chiba Kogyo Bank, Ltd. (The)	48,400	269,056
Chino Corp.	47,000	107,904
Chiyoda Co., Ltd.	27,100	327,724
Chiyoda Corp.	94,000	778,655
Chiyoda Integre Co., Ltd.	25,000	308,856
Chofu Seisakusho Co., Ltd.	27,300	550,602
Chori Co., Ltd.	177,000	190,974
Chubu Electric Power Co., Ltd.	47,100	1,190,325
Chubu Shiryo Co., Ltd.	28,000	165,187
Chudenko Corp.	26,700	274,085
Chuetsu Pulp & Paper Co., Ltd.	122,000	198,719
*Chugai Mining Co., Ltd.	259,700	96,994
Chugai Pharmaceutical Co., Ltd.	19,800	347,145
Chugai Ro Co., Ltd.	81,000	256,859
Chugoku Bank, Ltd. (The)	106,000	1,229,521
#Chugoku Electric Power Co., Ltd. (The)	29,500	594,531
Chugoku Marine Paints, Ltd.	52,000	376,654
#Chukyo Bank, Ltd. (The)	189,000	558,301
#Chuo Denki Kogyo Co., Ltd.	31,000	177,225
#Chuo Mitsui Trust Holdings, Inc.	587,000	2,117,633
Chuo Spring Co., Ltd.	35,000	116,985
Circle K Sunkus Co., Ltd.	49,400	700,082
Citizen Holdings Co., Ltd.	244,350	1,404,354
CKD Corp.	72,900	514,246

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Clarion Co., Ltd.	103,000	$159,927
Cleanup Corp.	24,400	147,520
CMIC Co., Ltd.	190	54,328
#CMK Corp.	83,100	327,709
Coca-Cola Central Japan Co., Ltd.	20,900	263,117
Coca-Cola West Co., Ltd.	55,402	847,771
Cocokara fine, Inc.	23,520	509,852
#Colowide Co., Ltd.	20,500	106,508
Combi Corp.	4,000	31,425
Computer Engineering & Consulting, Ltd.	17,600	76,044
Comsys Holdings Corp.	120,000	1,065,083
*Co-Op Chemical Co., Ltd.	26,000	30,798
Core Corp.	6,100	43,177
Corona Corp.	26,600	233,732
#Cosel Co., Ltd.	20,800	272,708
Cosmo Oil Co., Ltd.	604,000	1,626,475
Cosmos Pharmaceutical Corp.	200	6,286
Create Medic Co., Ltd.	3,500	35,065
Credit Saison Co., Ltd.	156,300	2,216,912
#Cresco, Ltd.	36,000	168,601
Cross Plus, Inc.	2,000	18,690
#*CSK Corp.	138,580	464,424
CTI Engineering Co., Ltd.	12,300	64,054
#Culture Convenience Club Co., Ltd.	29,700	131,980
Cybernet Systems Co., Ltd.	159	40,852
#Cybozu, Inc.	141	36,221
Dai Nippon Printing Co., Ltd.	202,000	2,548,079
#*Dai Nippon Toryo, Ltd.	103,000	98,645
Daibiru Corp.	6,900	53,316
Daicel Chemical Industries, Ltd.	185,000	1,285,111
Dai-Dan Co., Ltd.	42,000	182,131
Daido Kogyo Co., Ltd.	32,000	57,192
Daido Metal Co., Ltd.	40,000	195,302
Daido Steel Co., Ltd.	253,000	1,289,205
#Daidoh, Ltd.	22,000	177,057
#*Daiei, Inc. (The)	104,000	376,346
Daifuku Co., Ltd.	87,500	415,677
Daihatsu Motor Co., Ltd.	66,000	891,561
Daihen Corp.	77,000	346,145
Daiho Corp.	49,000	37,776
#*Daiichi Chuo K.K.	58,000	131,621
Daiichi Jitsugyo Co., Ltd.	78,000	230,401
#Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	3,000	105,851
Daiichi Kogyo Seiyaku Co., Ltd.	39,000	96,275
Daiichi Sankyo Co., Ltd.	69,100	1,464,342
Daiken Corp.	119,000	273,657
*Daiki Aluminium Industry Co., Ltd.	43,000	133,566
Daikin Industries, Ltd.	23,000	800,198
Daiko Clearing Services Corp.	17,700	54,793
Daikoku Denki Co., Ltd.	10,200	114,951
Daikokutenbussan Co., Ltd.	200	7,003
#*Daikyo, Inc.	229,392	356,326
Dainichi Co., Ltd.	17,300	109,555
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	79,000	333,058
#*Dainippon Screen Manufacturing Co., Ltd.	254,000	1,445,362
Dainippon Sumitomo Pharma Co., Ltd.	95,100	858,867
Daio Paper Corp.	60,000	389,682
Daisan Bank, Ltd. (The)	147,000	359,007
#Daiseki Co., Ltd.	5,925	112,055
Daishi Bank, Ltd. (The)	304,000	939,588
Daiso Co., Ltd.	91,000	239,669

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Daisue Construction Co., Ltd.	70,000	$27,898
Daisyo Corp.	26,100	293,882
Daito Bank, Ltd. (The)	138,000	85,710
Daito Trust Construction Co., Ltd.	6,900	417,247
Daiwa House Industry Co., Ltd.	274,000	2,952,728
Daiwa Industries, Ltd.	40,000	175,990
Daiwa Securities Group, Inc.	980,000	3,995,678
#Daiwabo Holdings Co., Ltd.	219,000	506,557
DC Co., Ltd.	24,400	36,083
#DCM Holdings Co., Ltd.	66,380	337,163
#DeNa Co., Ltd.	8,700	225,849
Denki Kagaku Kogyo K.K.	335,000	1,474,312
Denki Kogyo Co., Ltd.	126,000	505,431
Denso Corp.	125,500	3,902,811
Dentsu, Inc.	53,200	1,253,617
Denyo Co., Ltd.	24,400	147,171
Descente, Ltd.	43,000	217,793
DIC Corp.	345,000	641,210
*Dijet Industrial Co., Ltd.	13,000	15,351
#Disco Corp.	17,700	1,024,816
DMW Corp.	900	17,979
#Don Quijote Co., Ltd.	14,200	388,910
#Doshisha Co., Ltd.	12,800	313,021
Doutor Nichires Holdings Co., Ltd.	28,323	383,434
Dowa Holdings Co., Ltd.	281,500	1,709,142
#Dr Ci:Labo Co., Ltd.	19	67,658
*Dream Incubator, Inc.	25	16,509
DTS Corp.	36,000	382,977
*Duskin Co., Ltd.	51,700	908,803
#*Dwango Co., Ltd.	46	92,924
Dydo Drinco, Inc.	11,400	378,452
*Dynic Corp.	14,000	21,877
eAccess, Ltd.	334	242,803
Eagle Industry Co., Ltd.	40,000	333,971
*Earth Chemical Co., Ltd.	2,100	71,298
#East Japan Railway Co.	20,200	1,247,421
*Ebara Corp.	240,000	1,027,820
Echo Trading Co., Ltd.	3,000	28,732
#Edion Corp.	89,000	658,529
Ehime Bank, Ltd. (The)	340,000	886,782
Eighteenth Bank, Ltd. (The)	162,000	401,278
Eiken Chemical Co., Ltd.	28,700	291,337
#Eisai Co., Ltd.	11,500	395,629
Eizo Nanao Corp.	18,000	366,937
Electric Power Development Co., Ltd.	13,700	405,375
Elematec Corp.	18,400	232,274
*Elna Co., Ltd.	12,000	12,051
#*Elpida Memory, Inc.	159,300	1,630,718
Enplas Corp.	16,100	205,815
#*Enshu, Ltd.	37,000	30,738
Ensuiko Sugar Refining Co., Ltd.	11,000	18,888
#EPS Co., Ltd.	23	56,613
ESPEC Corp.	37,100	208,597
Excel Co., Ltd.	1,500	15,608
Exedy Corp.	35,400	1,104,664
#Ezaki Glico Co., Ltd.	45,000	552,787
F&A Aqua Holdings, Inc.	3,500	29,873
Faith, Inc.	847	60,880
FALCO SD HOLDINGS Co., Ltd.	7,800	58,162
FamilyMart Co., Ltd.	13,500	478,701
Fancl Corp.	16,800	258,221

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Fanuc, Ltd.	6,000	$868,618
Fast Retailing Co., Ltd.	2,800	366,775
FCC Co., Ltd.	20,400	437,035
*FDK Corp.	84,000	114,727
*Felissimo Corp.	1,200	15,178
FIDEA Holdings Co., Ltd.	28,100	58,648
*First Baking Co., Ltd.	12,000	12,252
#Foster Electric Co., Ltd.	21,600	497,933
FP Corp.	6,100	336,751
France Bed Holdings Co., Ltd.	137,000	173,565
#F-Tech, Inc.	6,800	110,181
#*Fudo Tetra Corp.	128,400	74,872
Fuji Co., Ltd.	11,600	227,625
Fuji Corp, Ltd.	35,400	134,029
#Fuji Electric Holdings Co., Ltd.	575,000	1,371,586
*Fuji Electronics Co., Ltd.	21,200	272,272
#*Fuji Fire & Marine Insurance Co., Ltd.	141,000	174,431
Fuji Furukawa Engineering & Construction Co., Ltd.	10,000	13,558
Fuji Heavy Industries, Ltd.	441,000	3,039,147
*Fuji Kiko Co., Ltd.	11,000	28,872
Fuji Kyuko Co., Ltd.	14,000	72,084
Fuji Oil Co., Ltd.	32,200	462,286
Fuji Oozx, Inc.	6,000	21,938
Fuji Seal International, Inc.	3,700	75,025
Fuji Soft, Inc.	19,300	285,676
Fuji Television Network, Inc.	247	326,942
Fujibo Holdings, Inc.	78,000	110,489
Fujicco Co., Ltd.	31,600	387,113
FUJIFILM Holdings Corp.	164,875	5,500,495
Fujikura Kasei Co., Ltd.	47,400	284,082
Fujikura Rubber, Ltd.	18,900	70,360
Fujikura, Ltd.	352,000	1,637,952
Fujimi, Inc.	21,200	302,001
Fujimori Kogyo Co., Ltd.	14,100	178,995
Fujita Kanko, Inc.	11,000	49,763
*Fujitec Co., Ltd.	93,000	417,457
Fujitsu Frontech, Ltd.	25,200	186,470
Fujitsu General, Ltd.	42,000	202,209
Fujitsu, Ltd.	297,292	2,027,964
*Fujiya Co., Ltd.	46,000	79,451
FuKoKu Co., Ltd.	7,700	59,379
Fukuda Corp.	42,000	81,538
Fukui Bank, Ltd. (The)	278,000	857,261
Fukuoka Financial Group, Inc.	462,600	1,794,197
Fukushima Bank, Ltd.	242,000	129,004
*Fukusima Industries Corp.	5,100	44,622
#*Fukuyama Transporting Co., Ltd.	249,000	1,232,706
Fumakilla, Ltd.	16,000	71,646
Funai Consulting Co., Ltd.	10,500	64,489
#Funai Electric Co., Ltd.	17,900	549,487
Furukawa Battery Co., Ltd.	3,000	19,158
*Furukawa Co., Ltd.	350,000	361,374
#Furukawa Electric Co., Ltd.	343,067	1,278,422
Furukawa-Sky Aluminum Corp.	85,000	225,060
Furusato Industries, Ltd.	14,900	75,856
#Fuso Pharmaceutical Industries, Ltd.	91,000	235,185
Futaba Corp.	45,500	799,480
*Futaba Industrial Co., Ltd.	95,400	506,984
Future Architect, Inc.	69	25,076
Fuyo General Lease Co., Ltd.	19,200	544,878
G-7 Holdings, Inc.	6,500	36,985

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Gakken Holdings Co., Ltd.	98,000	$164,705
Gecoss Corp.	22,500	81,275
GEO Co., Ltd.	103	108,442
GLOBERIDE, Inc.	27,000	26,801
Glory, Ltd.	57,700	1,274,413
GMO Internet, Inc.	15,800	56,501
Godo Steel, Ltd.	250,000	470,314
Goldcrest Co., Ltd.	14,680	317,089
#*Goldwin, Inc.	72,000	133,372
Gourmet Kineya Co., Ltd.	28,000	125,527
#GS Yuasa Corp.	140,000	933,686
#*GSI Creos Corp.	122,000	147,045
#Gulliver International Co., Ltd.	4,390	214,528
Gun Ei Chemical Industry Co., Ltd.	63,000	163,083
Gunma Bank, Ltd. (The)	331,000	1,660,061
Gunze, Ltd.	227,000	788,173
H2O Retailing Corp.	106,000	694,370
Hachijuni Bank, Ltd. (The)	252,000	1,293,174
Hagoromo Foods Corp.	3,000	41,404
*Hakudo Co., Ltd.	5,600	53,757
#Hakuhodo Dy Holdings, Inc.	23,070	1,152,239
Hakuto Co., Ltd.	21,700	183,648
Hamakyorex Co., Ltd.	4,500	106,402
Hamamatsu Photonics K.K.	24,300	785,981
Hankyu Hanshin Holdings, Inc.	317,000	1,519,626
Hanwa Co., Ltd.	122,000	481,888
Happinet Corp.	10,300	115,431
Harashin Narus Holdings Co., Ltd.	6,100	76,133
*Hard Off Corp. Co., Ltd.	2,600	11,976
Harima Chemicals, Inc.	22,000	123,120
Haruyama Trading Co., Ltd.	2,400	9,420
*Haseko Corp.	606,000	519,831
#*Hayashikane Sangyo Co., Ltd.	20,000	18,632
*Hazama Corp.	98,900	73,715
Heiwa Corp.	32,600	410,273
Heiwa Real Estate Co., Ltd.	217,000	573,422
Heiwado Co., Ltd.	40,500	498,694
Hibiya Engineering, Ltd.	39,700	319,615
Hiday Hidaka Corp.	8,100	125,013
Higashi-Nippon Bank, Ltd.	136,000	244,172
Higo Bank, Ltd. (The)	185,000	863,494
#Hikari Tsushin, Inc.	26,500	499,439
#Hino Motors, Ltd.	234,000	1,010,923
*Hioki EE Corp.	700	13,337
Hirose Electric Co., Ltd.	7,000	703,603
#Hiroshima Bank, Ltd. (The)	493,000	2,013,666
HIS Co., Ltd.	10,700	227,981
Hisaka Works, Ltd.	41,000	471,628
Hisamitsu Pharmaceutical Co., Inc.	6,800	278,471
Hitachi Cable, Ltd.	173,000	412,540
Hitachi Capital Corp.	39,500	525,642
Hitachi Chemical Co., Ltd.	67,900	1,259,580
#Hitachi Construction Machinery Co., Ltd.	72,700	1,545,784
Hitachi High-Technologies Corp.	67,500	1,311,774
#Hitachi Koki Co., Ltd.	62,800	532,726
Hitachi Kokusai Electric, Inc.	75,000	681,376
Hitachi Medical Corp.	36,000	230,547
Hitachi Metals Techno, Ltd.	3,500	15,575
#Hitachi Metals, Ltd.	55,000	626,019
Hitachi Tool Engineering, Ltd.	23,100	272,322
Hitachi Transport System, Ltd.	42,800	662,600

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Hitachi Zosen Corp.	390,000	$561,998
Hitachi, Ltd.	4,000	18,079
#*Hitachi, Ltd. ADR	102,056	4,603,746
Hochiki Corp.	15,000	67,471
#Hodogaya Chemical Co., Ltd.	78,000	224,792
Hogy Medical Co., Ltd.	5,400	245,804
#Hohsui Corp.	11,000	12,444
Hokkaido Electric Power Co., Inc.	27,400	576,335
Hokkaido Gas Co., Ltd.	80,000	240,660
Hokkan Holdings, Ltd.	70,000	173,470
Hokko Chemical Industry Co., Ltd.	25,000	73,373
Hokkoku Bank, Ltd. (The)	255,000	1,026,573
Hokuetsu Bank, Ltd. (The)	224,000	394,297
Hokuetsu Industries Co., Ltd.	10,000	14,791
Hokuetsu Kishu Paper Co., Ltd.	167,295	773,722
Hokuhoku Financial Group, Inc.	739,000	1,366,606
Hokuriku Electric Industry Co., Ltd.	35,000	66,010
Hokuriku Electric Power Co., Inc.	19,500	473,156
Hokuriku Electrical Construction Co., Ltd.	6,000	15,232
Hokuto Corp.	6,100	142,809
#Honda Motor Co., Ltd.	16,400	591,200
#Honda Motor Co., Ltd. Sponsored ADR	409,732	14,762,644
Honeys Co., Ltd.	16,970	235,821
Horiba, Ltd.	28,700	704,840
Horipro, Inc.	13,300	103,588
*Hoshizaki Electric Co., Ltd.	7,200	141,739
Hosiden Corp.	54,100	536,808
Hosokawa Micron Corp	41,000	130,813
#House Foods Corp	66,000	974,645
*Howa Machinery, Ltd.	123,000	100,810
Hoya Corp.	22,900	534,917
Hurxley Corp.	2,200	13,717
Hyakugo Bank, Ltd. (The)	224,000	942,961
Hyakujishi Bank, Ltd. (The)	301,000	1,082,269
*I Metal Technology Co., Ltd.	14,000	22,779
Ibiden Co., Ltd.	33,400	821,760
IBJ Leasing Co., Ltd.	13,300	279,529
Ichibanya Co., Ltd.	500	14,013
Ichiken Co., Ltd.	22,000	26,243
*Ichikoh Industries, Ltd.	39,000	70,902
ICHINEN HOLDINGS CO., Ltd.	17,600	78,696
Ichiyoshi Securities Co., Ltd.	42,400	240,007
Icom, Inc.	15,900	427,590
Idec Corp.	27,500	230,673
Idemitsu Kosan Co., Ltd.	16,500	1,389,962
Ihara Chemical Industry Co., Ltd.	47,000	132,495
IHI Corp.	811,000	1,540,194
Iida Home Max.	16,400	126,199
#Iino Kaiun Kaisha, Ltd.	37,500	167,167
#*Ikegami Tsushinki Co., Ltd.	54,000	32,834
#Ikyu Corp.	67	26,200
*Image Holdings Co., Ltd.	7,400	21,129
Imasen Electric Industrial Co., Ltd.	27,300	333,258
Imperial Hotel, Ltd.	7,550	178,123
*Impress Holdings, Inc.	26,000	40,705
Inaba Denki Sangyo Co., Ltd.	14,300	360,257
Inaba Seisakusho Co., Ltd.	17,800	144,018
Inabata & Co., Ltd.	88,200	441,109
Inageya Co., Ltd.	23,000	237,663
Ines Corp.	60,600	366,038
I-Net Corp.	7,400	38,677

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Information Services International-Dentsu, Ltd.	17,600	$112,027
Innotech Corp.	36,200	179,716
Inpex Corp.	354	1,843,542
Intage, Inc.	4,000	79,686
Internet Initiative Japan, Inc.	93	200,366
Inui Steamship Co., Ltd.	42,900	215,583
Inui Warehouse Co., Ltd.	5,000	32,860
*Invoice, Inc.	2,790	34,742
Ise Chemical Corp.	15,000	95,835
#*Iseki & Co., Ltd.	105,000	255,477
Isetan Mitsukoshi Holdings, Ltd.	197,040	2,174,100
*Ishihara Sangyo Kaisha, Ltd.	412,000	296,960
Ishii Hyoki Co., Ltd.	4,400	36,282
Ishii Iron Works Co., Ltd.	23,000	36,534
Ishizuka Glass Co., Ltd.	12,000	19,970
Isuzu Motors, Ltd.	956,000	3,671,922
IT Holdings Corp.	71,700	791,654
#*ITC Networks Corp.	3,600	17,411
#ITO EN, Ltd.	25,700	412,555
ITOCHU Corp.	553,000	4,846,649
Itochu Enex Co., Ltd.	53,300	244,869
Itochu Techno-Solutions Corp.	19,100	652,306
Itochu-Shokuhin Co., Ltd.	11,200	370,605
Itoham Foods, Inc.	140,000	452,415
Itoki Corp.	45,100	105,165
Iwai Cosmo Holdings, Inc.	12,900	81,666
#*Iwasaki Electric Co., Ltd.	105,000	161,672
Iwatani International Corp.	100,000	289,679
*Iwatsu Electric Co., Ltd.	112,000	80,777
Iyo Bank, Ltd. (The)	141,157	1,050,890
*Izumi Co., Ltd.	47,100	622,997
Izumiya Co., Ltd.	100,000	338,537
#*Izutsuya Co., Ltd.	70,000	45,984
J Front Retailing Co., Ltd.	473,600	2,427,244
*Jalux, Inc.	2,900	22,077
Jamco Corp.	11,000	84,057
*Janome Sewing Machine Co., Ltd.	182,000	115,495
Japan Airport Terminal Co., Ltd.	29,400	482,233
*Japan Asia Investment Co., Ltd.	33,000	18,863
Japan Aviation Electronics Industry, Ltd.	64,000	424,743
#Japan Business Computer Co., Ltd.	21,500	132,234
*Japan Carlit Co., Ltd.	22,000	104,733
Japan Cash Machine Co., Ltd.	13,600	100,872
Japan Digital Laboratory Co., Ltd.	39,300	393,115
Japan Electronic Materials Corp.	4,100	22,577
Japan Foundation Engineering Co., Ltd.	8,600	17,178
Japan Kenzai Co., Ltd.	10,700	42,761
Japan Medical Dynamic Marketing, Inc.	2,600	5,470
Japan Petroleum Exploration Co., Ltd.	10,200	389,266
Japan Pulp & Paper Co., Ltd.	102,000	344,036
Japan Radio Co., Ltd.	175,000	394,774
Japan Steel Works, Ltd. (The)	16,000	152,657
Japan Tobacco, Inc.	194	602,697
Japan Transcity Corp.	78,000	230,180
Japan Vilene Co., Ltd.	45,000	218,049
Japan Wool Textile Co., Ltd. (The)	88,000	673,073
Jastec Co., Ltd.	23,300	146,102
JBIS Holdings, Inc.	31,500	112,383
Jeans Mate Corp.	5,400	10,500
#Jeol, Ltd.	73,000	205,884
JFE Holdings, Inc.	61,400	1,914,730

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
JFE Shoji Holdings, Inc.	109,000	$422,506
JGC Corp.	19,000	363,407
*Jidosha Buhin Kogyo Co., Ltd.	18,000	69,986
JMS Co., Ltd.	40,000	144,706
Joban Kosan Co., Ltd.	79,000	108,073
J-Oil Mills, Inc.	75,000	198,296
Joshin Denki Co., Ltd.	35,000	324,334
Joyo Bank, Ltd. (The)	388,000	1,687,763
JS Group Corp.	135,440	2,661,908
#JSP Corp.	38,300	440,934
JSR Corp.	39,400	679,613
JTEKT Corp.	145,800	1,460,773
#*Juki Corp.	106,000	167,170
Juroku Bank, Ltd.	290,000	876,059
#*JVC Kenwood Holdings, Inc.	90,170	330,149
JX Holdings, Inc.	1,031,270	6,079,088
#*kabu.com Securities Co., Ltd.	12,600	43,569
Kabuki-Za Co., Ltd.	1,000	43,722
#Kadokawa Holdings, Inc.	24,200	567,302
Kaga Electronics Co., Ltd.	31,900	341,316
#Kagome Co., Ltd.	22,500	424,026
Kagoshima Bank, Ltd. (The)	145,000	867,116
#Kajima Corp.	830,000	1,946,281
#Kakaku.com, Inc.	48	231,627
Kaken Pharmaceutical Co., Ltd.	40,000	438,273
Kameda Seika Co., Ltd.	21,600	444,093
Kamei Corp.	33,000	135,254
Kamigumi Co., Ltd.	253,000	1,976,138
Kanaden Corp.	27,000	144,760
Kanagawa Chuo Kotsu Co., Ltd.	11,000	55,631
#Kanamoto Co., Ltd.	30,000	155,601
Kandenko Co., Ltd.	66,000	384,631
Kaneka Corp.	289,000	1,787,626
*Kanematsu Corp.	389,000	318,485
Kanematsu Electronics, Ltd.	44,900	431,534
Kansai Electric Power Co., Inc.	55,000	1,392,066
#Kansai Paint Co., Ltd.	133,000	1,240,669
Kanto Auto Works, Ltd.	30,346	194,820
#Kanto Denka Kogyo Co., Ltd.	40,000	300,485
Kanto Natural Gas Development Co., Ltd.	43,000	223,623
Kao Corp.	23,000	584,590
*Kappa Create Co., Ltd.	2,250	49,701
Kasai Kogyo Co., Ltd.	49,000	233,780
Kasumi Co., Ltd.	38,900	198,128
Katakura Chikkarin Co., Ltd.	20,000	59,226
Katakura Industries Co., Ltd.	25,100	231,423
Kato Sangyo Co., Ltd.	22,200	316,801
Kato Works Co., Ltd.	58,000	104,236
KAWADA TECHNOLOGIES, Inc.	3,000	46,575
Kawai Musical Instruments Manufacturing Co., Ltd.	80,000	115,355
Kawakin Holdings Co., Ltd.	10,000	33,433
Kawasaki Heavy Industries, Ltd.	424,000	1,170,682
Kawasaki Kasei Chemicals, Ltd.	23,000	28,888
Kawasaki Kinkai Kisen Kaisha, Ltd.	28,000	89,907
Kawasaki Kisen Kaisha, Ltd.	588,000	2,283,215
#*Kawashima Selkon Textiles Co., Ltd.	167,000	91,113
Kawasumi Laboratories, Inc.	22,000	132,773
Kayaba Industry Co., Ltd.	163,000	955,944
KDDI Corp.	218	1,175,201
Keihan Electric Railway Co., Ltd.	70,000	308,006
Keihanshin Real Estate Co., Ltd.	6,100	26,506

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Keihin Co., Ltd. (The)	59,000	$58,619
Keihin Corp.	36,500	777,038
Keikyu Corp.	88,000	831,803
Keio Corp.	125,000	873,985
Keisei Electric Railway Co., Ltd.	166,000	1,108,412
Keiyo Bank, Ltd. (The)	227,000	1,028,260
#Keiyo Co., Ltd.	41,100	198,252
#*Kenedix, Inc.	3,332	673,117
Kentucky Fried Chicken Japan, Ltd.	5,000	110,111
#Kewpie Corp.	76,000	966,863
#Key Coffee, Inc.	17,900	305,958
Keyence Corp.	1,869	463,050
Kikkoman Corp.	102,050	1,099,774
#Kimoto Co., Ltd.	46,400	341,498
Kimura Chemical Plants Co., Ltd.	4,100	25,706
Kinden Corp.	128,000	1,100,283
#*Kinki Nippon Tourist Co., Ltd.	94,000	82,835
Kinki Sharyo Co., Ltd.	35,000	143,701
#Kintetsu Corp.	167,000	528,844
Kintetsu World Express, Inc.	10,300	239,055
#Kinugawa Rubber Industrial Co., Ltd.	25,000	103,265
Kirin Holdings Co., Ltd.	160,000	2,192,591
Kirindo Co., Ltd.	2,700	12,679
#Kisoji Co., Ltd.	15,900	323,696
Kissei Pharmaceutical Co., Ltd.	29,900	595,151
*Kitagawa Iron Works Co., Ltd.	128,000	178,394
Kita-Nippon Bank, Ltd. (The)	8,800	211,017
#Kitano Construction Corp.	89,000	184,244
Kito Corp.	67	60,347
Kitz Corp.	108,000	477,209
Kiyo Holdings, Inc.	598,000	804,291
Koa Corp.	61,600	627,070
Koatsu Gas Kogyo Co., Ltd.	26,000	142,876
#Kobayashi Pharmaceutical Co., Ltd.	10,700	498,237
Kobayashi Yoko Co., Ltd.	1,900	4,624
Kobe Steel, Ltd.	691,000	1,518,656
Koekisha Co., Ltd.	1,800	27,989
Kohnan Shoji Co., Ltd.	45,600	527,402
Kohsoku Corp.	5,000	45,041
Koike Sanso Kogyo Co., Ltd.	40,000	101,504
*Koito Industries, Ltd.	18,000	27,507
Koito Manufacturing Co., Ltd.	51,000	663,851
#Kojima Co., Ltd.	41,900	202,254
Kokuyo Co., Ltd.	85,864	656,355
Komai Tekko, Inc.	59,000	101,117
Komatsu Seiren Co., Ltd.	47,000	178,641
#Komatsu Wall Industry Co., Ltd.	9,900	85,417
Komatsu, Ltd.	54,600	1,334,502
Komeri Co., Ltd.	14,400	299,115
Komori Corp.	95,600	938,685
Konaka Co., Ltd.	43,080	84,895
Konami Co., Ltd.	27,400	482,164
Konami Corp. ADR	19,770	345,382
#Konica Minolta Holdings, Inc.	158,000	1,526,745
Konishi Co., Ltd.	19,600	228,466
*Kosaido Co., Ltd.	13,700	21,601
Kose Corp.	18,000	432,040
Kosei Securities Co., Ltd.	58,000	48,103
KRS Corp.	11,500	129,710
K’s Holdings Corp.	26,520	659,051
KU Holdings Co., Ltd.	7,800	29,076

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kubota Corp.	9,000	$79,813
Kubota Corp. Sponsored ADR	46,500	2,054,835
*Kumagai Gumi Co., Ltd.	168,000	104,052
#Kumiai Chemical Industry Co., Ltd.	79,000	256,301
Kura Corp.	5,200	82,811
Kurabo Industries, Ltd.	280,000	431,622
Kuraray Co., Ltd.	95,500	1,367,776
Kuraudia Co., Ltd.	1,200	17,664
Kureha Corp.	113,000	641,406
*Kurimoto, Ltd.	207,000	236,954
Kurita Water Industries, Ltd.	11,600	300,473
Kuroda Electric Co., Ltd.	32,300	374,917
Kurosaki Harima Corp.	57,000	188,804
*Kusuri No Aoki Co., Ltd.	4,200	42,400
Kyocera Corp.	8,115	808,759
#Kyocera Corp. Sponsored ADR	28,900	2,882,197
Kyoden Co., Ltd.	7,000	9,787
Kyodo Printing Co., Ltd.	118,000	252,760
Kyodo Shiryo Co., Ltd.	133,000	148,946
Kyoei Sangyo Co., Ltd.	21,000	38,322
Kyoei Steel, Ltd.	10,100	123,005
Kyoei Tanker Co., Ltd.	35,000	57,661
Kyokuto Boeki Kaisha, Ltd.	10,000	14,893
Kyokuto Kaihatsu Kogyo Co., Ltd.	37,400	128,939
Kyokuto Securities Co., Ltd.	50,200	361,813
Kyokuyo Co., Ltd.	79,000	155,390
#KYORIN Holdings, Inc.	51,000	791,967
Kyoritsu Maintenance Co., Ltd.	16,840	220,628
#Kyosan Electric Manufacturing Co., Ltd.	105,000	440,071
#Kyoto Kimono Yuzen Co., Ltd.	10,600	115,339
Kyowa Exeo Corp.	65,200	573,086
Kyowa Hakko Kirin Co., Ltd.	131,000	1,284,562
Kyowa Leather Cloth Co., Ltd.	13,100	45,370
Kyudenko Corp.	67,000	344,845
Kyushu Electric Power Co., Inc.	29,400	695,982
#*Laox Co., Ltd.	66,000	47,573
Lawson, Inc.	10,200	463,371
LEC, Inc.	4,200	60,268
#*Leopalace21 Corp.	173,800	195,737
Life Corp.	10,000	143,573
Lintec Corp.	33,000	741,092
#Lion Corp.	82,000	442,584
*Lonseal Corp.	23,000	20,816
#*Look, Inc.	78,000	112,803
*M3, Inc.	13	59,545
Mabuchi Motor Co., Ltd.	19,900	1,053,431
Macnica, Inc.	16,300	313,141
*Macromill, Inc.	18	27,770
Maeda Corp.	120,000	325,130
Maeda Road Construction Co., Ltd.	87,000	603,064
*Maezawa Industries, Inc.	3,100	5,261
Maezawa Kasei Industries Co., Ltd.	14,200	117,352
Maezawa Kyuso Industries Co., Ltd.	16,100	180,698
*Makino Milling Machine Co., Ltd.	127,000	874,197
Makita Corp.	14,500	508,411
Makita Corp. Sponsored ADR	12,696	443,471
*Mamiya-Op Co., Ltd.	43,000	36,759
Mandom Corp.	8,100	220,810
Marche Corp.	2,000	16,187
Mars Engineering Corp.	7,700	120,993
Marubeni Corp.	652,359	4,098,066

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Marubun Corp.	27,100	$125,391
Marudai Food Co., Ltd.	167,000	477,061
*Maruei Department Store Co., Ltd.	38,000	35,446
#Maruetsu, Inc. (The)	54,000	191,149
Maruha Nichiro Holdings, Inc.	220,815	362,963
Marui Group Co., Ltd.	219,600	1,725,672
Maruichi Steel Tube, Ltd.	46,100	913,114
Maruka Machinery Co., Ltd.	4,000	29,710
Marusan Securities Co., Ltd.	105,500	533,416
Maruwa Co., Ltd.	17,000	411,458
#Maruyama Manufacturing Co, Inc.	75,000	132,062
Maruzen Showa Unyu Co., Ltd.	75,000	234,321
Maspro Denkoh Corp.	19,700	184,683
#Matsuda Sangyo Co., Ltd.	10,662	184,077
Matsui Construction Co., Ltd.	27,000	93,102
#Matsui Securities Co., Ltd.	22,400	126,694
#Matsumotokiyoshi Holdings Co., Ltd.	13,400	251,552
*Matsuya Co., Ltd.	14,000	75,639
Matsuya Foods Co., Ltd.	17,500	271,544
Max Co., Ltd.	31,000	342,074
Maxvalu Tokai Co., Ltd.	11,600	147,748
Mazda Motor Corp.	796,000	2,022,993
MEC Co., Ltd.	20,100	74,057
Medipal Holdings Corp.	87,200	1,017,046
#Megachips Corp.	11,900	208,744
#Megane TOP Co., Ltd.	7,700	84,785
Megmilk Snow Brand Co., Ltd.	19,800	349,778
#*Meidensha Corp.	140,000	498,740
Meiji Holdings Co., Ltd.	35,610	1,643,720
Meiji Shipping Co., Ltd.	6,200	21,587
*Meitec Corp.	3,800	75,837
#Meito Sangyo Co., Ltd.	6,500	86,722
Meito Transportation Co., Ltd.	1,300	9,428
*Meiwa Estate Co., Ltd.	26,500	154,089
*Meiwa Trading Co., Ltd.	42,200	108,593
Melco Holdings, Inc.	9,600	311,147
Mercian Corp.	107,000	204,584
Mesco, Inc.	6,000	38,673
Michinoku Bank, Ltd. (The)	140,000	284,688
*Mie Bank, Ltd. (The)	53,000	138,908
Mikuni Coca-Cola Bottling Co., Ltd.	41,800	357,889
*Mikuni Corp.	7,000	11,713
Milbon Co., Ltd.	4,800	136,406
Mimasu Semiconductor Industry Co., Ltd.	34,700	340,705
Minato Bank, Ltd. (The)	193,000	284,728
Minebea Co., Ltd.	142,000	779,786
Ministop Co., Ltd.	25,700	379,894
Miraca Holdings, Inc.	20,800	746,389
*Mirait Holdings Corp.	74,630	490,609
Miroku Jyoho Service Co., Ltd.	9,000	23,437
*Misawa Homes Co., Ltd.	22,000	82,657
Misawa Resort Co., Ltd.	6,000	11,186
Misumi Group, Inc.	12,800	273,446
Mitani Corp.	6,600	52,389
Mito Securities Co., Ltd.	72,000	104,367
*Mitsuba Corp.	72,000	462,307
Mitsubishi Chemical Holdings Corp.	634,500	3,263,600
Mitsubishi Corp.	350,500	8,418,897
Mitsubishi Electric Corp.	186,000	1,743,221
#Mitsubishi Estate Co., Ltd.	37,073	649,461
Mitsubishi Gas Chemical Co., Inc.	375,000	2,318,348

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Mitsubishi Heavy Industries, Ltd.	1,078,000	$3,918,554
Mitsubishi Kakoki Kaisha, Ltd.	66,000	126,879
#Mitsubishi Logistics Corp.	112,000	1,354,577
*Mitsubishi Materials Corp.	603,200	1,888,310
#*Mitsubishi Motors Corp.	479,000	569,016
*Mitsubishi Paper Mills, Ltd.	290,000	295,298
Mitsubishi Pencil Co., Ltd.	35,900	627,508
Mitsubishi Steel Manufacturing Co., Ltd.	247,000	588,797
#Mitsubishi Tanabe Pharma Corp.	116,000	1,897,767
Mitsubishi UFJ Financial Group, Inc.	2,706,300	12,559,949
#Mitsubishi UFJ Financial Group, Inc. ADR	1,847,677	8,610,175
Mitsuboshi Belting, Ltd.	89,000	366,756
Mitsui & Co., Ltd.	297,200	4,674,186
*Mitsui & Co., Ltd. Sponsored ADR	15,592	4,913,663
#Mitsui Chemicals, Inc.	582,065	1,705,051
#*Mitsui Engineering & Shipbuilding Co., Ltd.	391,000	883,035
Mitsui Fudosan Co., Ltd.	108,000	2,042,309
*Mitsui High-Tec, Inc.	45,400	228,467
Mitsui Home Co., Ltd.	46,000	206,356
Mitsui Knowledge Industry Co., Ltd.	1,115	176,307
#Mitsui Matsushima Co., Ltd.	92,000	168,075
Mitsui Mining & Smelting Co., Ltd.	588,000	1,793,317
Mitsui O.S.K. Lines, Ltd.	342,000	2,187,210
*Mitsui Sugar Co., Ltd.	75,000	278,707
Mitsui-Soko Co., Ltd.	144,000	541,408
Mitsumi Electric Co., Ltd.	78,900	1,341,551
Mitsumura Printing Co., Ltd.	15,000	44,544
Mitsuuroko Co., Ltd.	37,100	202,337
#Miura Co., Ltd.	15,800	357,103
*Miyachi Corp.	2,400	15,416
*Miyaji Engineering Group, Inc.	72,000	59,025
#*Miyakoshi Corp.	5,600	20,710
#Miyazaki Bank, Ltd. (The)	164,000	415,751
Miyoshi Oil & Fat Co., Ltd.	86,000	128,115
Mizuho Financial Group, Inc.	2,124,500	3,081,202
*Mizuho Investors Securities Co., Ltd.	308,000	282,475
Mizuho Securities Co., Ltd.	428,000	909,411
*Mizuho Trust & Banking Co., Ltd.	136,000	121,432
#Mizuno Corp.	107,000	457,605
Mochida Pharmaceutical Co., Ltd.	32,000	347,434
#Modec, Inc.	10,500	149,839
#*Monex Group, Inc.	984	233,413
#Mori Seiki Co., Ltd.	48,700	474,378
Morinaga & Co., Ltd.	113,000	258,280
Morinaga Milk Industry Co., Ltd.	218,000	889,348
Morita Holdings Corp.	43,000	231,777
Morozoff, Ltd.	48,000	147,795
Mory Industries, Inc.	45,000	148,066
#MOS Food Services, Inc.	22,000	389,685
Moshi Moshi Hotline, Inc.	900	20,985
MR MAX Corp.	35,900	115,252
MS&AD Insurance Group Holdings, Inc.	200,774	4,809,922
Murata Manufacturing Co., Ltd.	44,900	2,523,210
#Musashino Bank, Ltd.	41,700	1,210,801
*Mutoh Holdings Co., Ltd.	43,000	90,885
Nabtesco Corp.	36,000	637,872
Nac Co., Ltd.	3,300	37,081
Nachi-Fujikoshi Corp.	206,000	615,841
Nagaileben Co., Ltd.	7,300	173,017
Nagano Bank, Ltd. (The)	71,000	125,322
Nagano Keiki Co., Ltd.	1,900	14,604

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nagase & Co., Ltd.	108,000	$1,264,426
Nagatanien Co., Ltd.	7,000	67,760
Nagoya Railroad Co., Ltd.	201,000	551,815
*Naigai Co., Ltd.	28,000	15,982
Naikai Zosen Corp.	3,000	11,671
Nakabayashi Co., Ltd.	68,000	134,266
#Nakamuraya Co., Ltd.	25,000	116,241
*Nakano Corp.	33,000	77,342
*Nakayama Steel Works, Ltd.	165,000	204,614
Namco Bandai Holdings, Inc.	183,800	1,693,620
#Nankai Electric Railway Co., Ltd.	85,000	355,835
#Nanto Bank, Ltd. (The)	221,000	1,156,567
Natori Co., Ltd.	4,600	44,505
NEC Capital Solutions, Ltd.	18,800	241,724
NEC Corp.	1,564,800	4,353,990
NEC Fielding, Ltd.	13,200	141,777
NEC Mobiling, Ltd.	12,000	300,943
NEC Networks & System Integration Corp.	19,800	230,973
Net One Systems Co., Ltd.	272	378,770
Neturen Co., Ltd.	48,500	351,219
#*New Japan Radio Co., Ltd.	46,000	113,781
New Tachikawa Aircraft Co., Ltd.	1,600	99,298
#NGK Insulators, Ltd.	29,000	439,072
#NGK Spark Plug Co., Ltd.	130,000	1,808,428
NHK Spring Co., Ltd.	130,000	1,102,302
NIC Corp.	6,400	23,962
Nice Holdings, Inc.	88,000	184,244
Nichia Steel Works, Ltd.	53,000	119,551
Nichias Corp.	116,000	500,168
Nichiban Co., Ltd.	38,000	125,579
#Nichicon Corp.	69,200	769,448
*Nichiden Corp.	5,600	161,535
Nichiha Corp.	36,600	288,273
Nichii Gakkan Co.	30,800	265,185
Nichimo Co., Ltd.	15,000	23,441
Nichirei Corp.	218,000	949,482
Nichireki Co., Ltd.	35,000	124,273
Nidec Copal Corp.	14,400	210,961
Nidec Corp.	4,542	444,585
#Nidec Corp. ADR.	9,900	241,659
Nidec Sankyo Corp.	38,000	269,165
#Nidec-Tosok Corp.	22,800	231,513
Nifco, Inc.	53,800	1,353,588
NIFTY Corp.	178	182,970
#Nihon Chouzai Co., Ltd.	5,750	200,469
#Nihon Dempa Kogyo Co., Ltd.	18,000	325,921
Nihon Eslead Corp.	14,200	121,290
#*Nihon Inter Electronics Corp.	19,200	27,325
Nihon Kagaku Sangyo Co., Ltd.	11,000	79,507
Nihon Kohden Corp.	21,800	414,374
#Nihon M&A Center, Inc.	29	104,827
#Nihon Nohyaku Co., Ltd.	92,000	529,733
Nihon Parkerizing Co., Ltd.	33,000	432,339
Nihon Plast Co., Ltd.	2,900	18,157
#*Nihon Shokuh Kako Co., Ltd.	7,000	36,254
*Nihon Trim Co., Ltd.	250	5,356
Nihon Unisys, Ltd.	63,000	400,888
Nihon Yamamura Glass Co., Ltd.	175,000	443,905
Nikkiso Co., Ltd.	57,000	399,569
Nikko Co., Ltd.	28,000	79,216
#Nikon Corp.	47,000	887,632

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nintendo Co., Ltd.	4,500	$1,161,975
Nippo Corp.	55,000	340,537
Nippon Beet Sugar Manufacturing Co., Ltd.	156,000	358,840
#*Nippon Carbide Industries Co., Inc.	44,000	112,365
#Nippon Carbon Co., Ltd.	104,000	331,999
Nippon Ceramic Co., Ltd.	26,300	444,097
Nippon Chemical Industrial Co., Ltd.	141,000	320,162
*Nippon Chemi-Con Corp.	166,000	665,194
#Nippon Chemiphar Co., Ltd.	12,000	34,016
Nippon Chutetsukan K.K.	15,000	20,088
Nippon Chuzo K.K.	27,000	25,434
#Nippon Coke & Engineering Co., Ltd.	176,000	286,950
*Nippon Columbia Co., Ltd.	166,000	47,254
Nippon Concrete Industries Co., Ltd.	33,000	50,362
Nippon Denko Co., Ltd.	28,000	207,448
Nippon Densetsu Kogyo Co., Ltd.	52,000	469,628
Nippon Denwa Shisetu Co., Ltd.	52,000	146,477
Nippon Electric Glass Co., Ltd.	108,000	1,388,212
Nippon Express Co., Ltd.	448,000	1,780,062
Nippon Felt Co., Ltd.	15,100	69,616
Nippon Filcon Co., Ltd.	16,300	79,828
Nippon Fine Chemical Co., Ltd.	23,700	135,003
Nippon Flour Mills Co., Ltd.	150,000	717,650
*Nippon Formula Feed Manufacturing Co., Ltd.	105,000	117,561
#Nippon Gas Co., Ltd.	16,800	225,404
Nippon Hume Corp.	31,000	90,900
Nippon Jogesuido Sekkei Co., Ltd.	82	99,593
Nippon Kanzai Co., Ltd.	2,800	43,998
Nippon Kasei Chemical Co., Ltd.	32,000	71,920
Nippon Kayaku Co., Ltd.	159,000	1,546,546
#*Nippon Kinzoku Co., Ltd.	87,000	144,731
Nippon Koei Co., Ltd.	107,000	280,629
Nippon Konpo Unyu Soko Co., Ltd.	57,000	617,704
*Nippon Koshuha Steel Co., Ltd.	105,000	103,000
*Nippon Light Metal Co., Ltd.	606,000	1,018,095
Nippon Meat Packers, Inc.	159,000	1,848,719
#*Nippon Metal Industry Co., Ltd.	146,000	177,691
#Nippon Paint Co., Ltd.	191,000	1,411,350
Nippon Paper Group, Inc.	61,002	1,548,838
Nippon Parking Development Co., Ltd.	143	5,950
Nippon Pillar Packing Co., Ltd.	38,000	216,602
#*Nippon Piston Ring Co., Ltd.	77,000	152,456
Nippon Road Co., Ltd. (The)	88,000	179,174
Nippon Seiki Co., Ltd.	41,000	414,428
#Nippon Seisen Co., Ltd.	51,000	260,627
Nippon Sheet Glass Co., Ltd.	634,000	1,391,298
#Nippon Shinyaku Co., Ltd.	66,000	936,273
Nippon Shokubai Co., Ltd.	115,000	1,086,003
#Nippon Signal Co., Ltd.	103,900	727,654
Nippon Soda Co., Ltd.	162,000	699,241
*Nippon Steel Corp.	390,000	1,225,818
Nippon Steel Trading Co., Ltd.	66,000	186,084
Nippon Suisan Kaisha, Ltd.	240,800	766,025
Nippon Synthetic Chemical Industry Co., Ltd. (The)	65,000	380,624
Nippon Telegraph & Telephone Corp. ADR	68,900	1,553,006
Nippon Telegraph & Telephone Corp.	5,100	230,012
Nippon Television Network Corp.	2,700	356,377
Nippon Thompson Co., Ltd.	92,000	637,706
*Nippon Tungsten Co., Ltd.	10,000	15,520
Nippon Valqua Industries, Ltd.	119,000	338,382
#*Nippon Yakin Kogyo Co., Ltd.	186,000	545,122

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nippon Yusen K.K.	779,904	$3,271,583
*Nippon Yusoki Co., Ltd.	31,000	66,709
Nipro Corp.	63,000	1,284,407
*NIS Group Co., Ltd.	191,604	14,267
*NIS Group Co., Ltd. ADR	30,800	616
Nishimatsu Construction Co., Ltd.	367,000	390,991
Nishimatsuya Chain Co., Ltd.	29,000	278,526
Nishi-Nippon Bank, Ltd.	670,000	1,825,671
Nishi-Nippon Railroad Co., Ltd.	148,000	634,290
Nishishiba Electric Co., Ltd.	10,000	14,275
Nissan Chemical Industries, Ltd.	24,000	275,580
Nissan Motor Co., Ltd.	659,900	5,799,737
#Nissan Shatai Co., Ltd.	89,000	689,820
Nissei Corp.	20,100	149,324
*Nissei Plastic Industrial Co., Ltd.	7,600	21,605
#Nissen Holdings Co., Ltd.	30,000	129,532
#Nissha Printing Co., Ltd.	7,900	174,213
Nisshin Fudosan Co.	31,800	224,506
#Nisshin Oillio Group, Ltd. (The)	145,000	638,149
Nisshin Seifun Group, Inc.	76,700	949,661
Nisshin Steel Co., Ltd.	675,000	1,215,968
Nisshinbo Holdings, Inc.	126,000	1,275,467
Nissin Corp.	88,000	191,757
Nissin Electric Co., Ltd.	32,000	166,448
Nissin Foods Holdings Co., Ltd.	19,175	694,448
Nissin Kogyo Co., Ltd.	40,300	685,457
Nissin Sugar Manufacturing Co., Ltd.	47,000	100,970
Nissui Pharmaceutical Co., Ltd.	17,700	145,314
Nitchitsu Co., Ltd.	11,000	25,290
Nitori Holdings Co., Ltd.	4,500	395,960
Nitta Corp.	28,800	454,597
Nittan Valve Co., Ltd.	31,700	100,328
Nittetsu Mining Co., Ltd.	103,000	387,513
Nitto Boseki Co., Ltd.	291,000	675,951
Nitto Denko Corp.	60,600	2,267,622
Nitto FC Co., Ltd.	5,100	27,213
Nitto Kogyo Corp.	51,700	469,344
Nitto Kohki Co., Ltd.	10,000	236,118
Nitto Seiko Co., Ltd.	39,000	111,057
*Nittoc Construction Co., Ltd.	29,000	16,501
*NKSJ Holdings, Inc.	544,800	3,738,660
Noevir Co., Ltd.	10,100	115,870
#NOF Corp.	162,000	746,966
Nohmi Bosai, Ltd.	34,000	195,453
NOK Corp.	108,000	1,923,195
Nomura Co., Ltd.	56,000	148,608
Nomura Holdings, Inc.	862,100	4,430,147
Nomura Holdings, Inc. ADR	402,117	2,034,712
Nomura Real Estate Holdings, Inc.	95,000	1,457,144
Nomura Research Institute, Ltd.	8,500	160,359
Noritake Co., Ltd.	130,000	408,275
*Noritsu Koki Co., Ltd.	26,000	147,588
Noritz Corp.	18,300	336,019
#NS Solutions Corp.	17,500	325,779
#NS United Kaiun Kaisha, Ltd.	169,000	429,163
NSD Co., Ltd.	28,300	301,111
#NSK, Ltd.	290,000	2,192,529
NTN Corp.	463,000	2,094,242
NTT Data Corp.	81	249,060
#NTT DoCoMo, Inc.	1,672	2,818,450
#NTT DoCoMo, Inc. Sponsored ADR	44,600	753,294

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Oak Capital Corp.	10,100	$14,782
Obara Corp.	15,200	130,912
#Obayashi Corp.	357,000	1,454,538
Obayashi Road Corp.	59,000	97,402
Obic Business Consultants Co., Ltd.	2,550	127,986
Obic Co., Ltd.	4,490	828,839
#Odakyu Electric Railway Co., Ltd.	50,000	460,835
#Oenon Holdings, Inc.	51,000	110,290
Ogaki Kyoritsu Bank, Ltd. (The)	286,000	802,792
#*Ohara, Inc.	9,500	114,985
Ohashi Technica, Inc.	3,000	20,070
Oie Sangyo Co., Ltd.	1,200	10,029
Oiles Corp.	24,068	375,742
Oita Bank, Ltd. (The)	139,000	437,828
Oji Paper Co., Ltd.	449,000	2,071,173
Okabe Co., Ltd.	54,900	211,065
Okamoto Industries, Inc.	51,000	213,724
*Okamoto Machine Tool Works, Ltd.	24,000	29,761
Okamura Corp.	77,000	405,413
Okano Valve Manufacturing Co.	4,000	32,277
Okasan Securities Group, Inc.	164,000	530,925
Okaya Electric Industries Co., Ltd.	4,400	16,560
#*Oki Electric Cable Co., Ltd.	12,000	18,440
*Oki Electric Industry Co., Ltd.	561,000	487,204
Okinawa Electric Power Co., Ltd.	6,780	311,535
#*OKK Corp.	126,000	164,931
*OKUMA Corp.	147,000	871,956
Okumura Corp.	204,000	712,472
*Okura Industrial Co., Ltd.	59,000	144,325
Okuwa Co., Ltd.	18,000	169,428
Olympic Corp.	21,300	153,944
Olympus Corp.	14,000	366,822
O-M, Ltd.	22,000	67,733
Omikenshi Co., Ltd.	24,000	13,685
#Omron Corp.	68,100	1,565,808
Ono Pharmaceutical Co., Ltd.	19,400	818,317
ONO Sokki Co., Ltd.	25,000	60,884
Onoken Co., Ltd.	16,700	125,265
Onward Holdings Co., Ltd.	110,000	821,756
Optex Co., Ltd.	16,000	192,764
Oracle Corp. Japan	3,200	145,154
#Organo Corp.	63,000	416,764
Oriental Land Co., Ltd.	5,200	503,640
*Origin Electric Co., Ltd.	27,000	93,518
Osaka Gas Co., Ltd.	206,000	777,940
Osaka Organic Chemical Industry, Ltd.	16,800	97,498
Osaka Steel Co., Ltd.	18,300	272,628
#Osaka Titanium Technologies Co., Ltd.	2,100	98,068
Osaki Electric Co., Ltd.	25,000	185,300
OSG Corp.	30,600	318,757
#Otsuka Corp.	5,000	317,477
Oyo Corp.	23,800	190,400
#*P.S. Mitsubishi Construction Co., Ltd.	24,000	61,136
Pacific Industrial Co., Ltd.	71,000	280,527
Pacific Metals Co., Ltd.	105,000	873,102
Pack Corp. (The)	13,500	249,053
Pal Co., Ltd.	6,700	195,304
#PanaHome Corp.	104,000	634,312
Panasonic Corp.	195,000	2,842,571
*Panasonic Corp. Sponsored ADR	204,353	2,963,118
*Panasonic Electric Works Information Systems Co., Ltd.	1,800	49,062

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Paramount Bed Co., Ltd.	19,800	$504,060
Parco Co., Ltd.	51,100	393,496
Paris Miki Holdings, Inc.	31,100	249,054
#Park24 Co., Ltd.	18,700	180,693
Pasco Corp.	45,000	106,937
Pasona Group, Inc.	108	79,559
PCA Corp.	1,000	10,564
Penta-Ocean Construction Co., Ltd.	370,000	556,000
PGM Holdings K.K.	397	259,844
*PIA Corp.	4,400	36,324
Pigeon Corp.	8,600	256,266
Pilot Corp.	158	244,087
Piolax, Inc.	13,900	278,198
*Pioneer Electronic Corp.	176,400	608,624
Plenus Co., Ltd.	18,000	260,097
Point, Inc.	2,010	83,913
Poplar Co., Ltd.	3,500	19,748
*Press Kogyo Co., Ltd.	123,000	464,022
Prima Meat Packers, Ltd.	200,000	206,029
Pronexus, Inc.	30,900	153,136
Raito Kogyo Co., Ltd.	59,800	130,918
#*Rasa Industries, Ltd.	80,000	57,718
#*Renesas Electronics Corp.	67,600	506,873
Rengo Co., Ltd.	151,710	965,109
#*Renown, Inc.	76,600	182,465
#Resona Holdings, Inc.	31,700	252,131
Resorttrust, Inc.	19,200	297,487
Rheon Automatic Machinery Co., Ltd.	7,000	16,628
Rhythm Watch Co., Ltd.	136,000	221,209
#Ricoh Co., Ltd.	240,619	3,365,927
Ricoh Leasing Co., Ltd.	14,700	365,325
Right On Co., Ltd.	11,700	49,111
Riken Corp.	134,000	452,979
Riken Keiki Co., Ltd.	21,000	131,229
Riken Technos Corp.	62,000	163,767
Riken Vitamin Co., Ltd.	12,100	378,912
#Ringer Hut Co., Ltd.	7,600	89,007
#Rinnai Corp.	17,400	1,058,613
#Risa Partners, Inc.	548	197,950
*Riso Kagaku Corp.	18,079	246,189
#Riso Kyoiku Co., Ltd.	875	40,487
Rock Field Co., Ltd.	16,700	254,102
#Rohm Co., Ltd.	58,900	3,673,179
Rohto Pharmaceutical Co., Ltd.	25,000	309,721
Roland Corp.	33,100	342,770
Roland DG Corp.	8,500	117,985
#Round One Corp.	103,700	385,498
Royal Holdings Co., Ltd.	50,100	502,714
*Ryobi, Ltd.	154,000	564,100
Ryoden Trading Co., Ltd.	56,000	299,736
#Ryohin Keikaku Co., Ltd.	9,175	325,621
Ryosan Co., Ltd.	33,600	827,566
Ryoshoku, Ltd.	9,000	193,739
Ryoyo Electro Corp.	50,100	463,057
S Foods, Inc.	27,000	210,666
S.T. Chemical Co., Ltd.	8,000	87,435
*Sagami Chain Co., Ltd.	20,000	116,117
#Saibu Gas Co., Ltd.	130,000	370,554
Saizeriya Co., Ltd.	17,500	330,974
Sakai Chemical Industry Co., Ltd.	117,000	483,333
Sakai Heavy Industries, Ltd.	54,000	78,017

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Sakai Ovex Co., Ltd.	51,000	$71,387
Sakata INX Corp.	87,000	376,919
#Sakata Seed Corp.	44,300	567,472
Sala Corp.	58,500	295,931
*San-A Co., Ltd.	5,100	203,089
San-Ai Oil Co., Ltd.	86,000	362,708
Sanden Corp.	245,000	987,474
#Sanei-International Co., Ltd.	28,600	364,793
#Sangetsu Co., Ltd.	2,000	43,639
San-in Godo Bank, Ltd. (The)	151,000	1,044,768
*Sanix, Inc.	22,200	41,044
Sankei Building Co., Ltd.	62,800	342,992
Sanken Electric Co., Ltd.	121,000	432,634
Sanki Engineering Co., Ltd.	63,000	392,741
Sanko Marketing Foods Co., Ltd.	62	61,321
#Sanko Metal Industrial Co., Ltd.	21,000	39,626
Sankyo Co., Ltd.	21,100	1,124,186
Sankyo Seiko Co., Ltd.	54,900	166,567
*Sankyo-Tateyama Holdings, Inc.	356,000	407,852
*Sankyu, Inc.	114,000	478,076
Sanoh Industrial Co., Ltd.	51,800	396,969
#Sanrio Co., Ltd.	11,500	245,027
Sanshin Electronics Co., Ltd.	46,300	374,644
*Sansui Electric Co., Ltd.	624,000	23,519
Santen Pharmaceutical Co., Ltd.	14,600	503,105
Sanwa Holdings Corp.	139,000	395,451
Sanyo Chemical Industries, Ltd.	49,000	365,237
Sanyo Denki Co., Ltd.	47,000	201,035
Sanyo Housing Nagoya Co., Ltd.	93	82,823
Sanyo Industries, Ltd.	10,000	11,436
#Sanyo Shokai, Ltd.	124,000	486,804
Sanyo Special Steel Co., Ltd.	130,000	639,813
Sapporo Hokuyo Holdings, Inc.	318,900	1,314,879
Sapporo Holdings, Ltd.	48,000	188,874
Sasebo Heavy Industries Co., Ltd.	107,000	189,106
Sato Corp.	40,000	457,613
Sato Shoji Corp.	19,700	102,784
Satori Electric Co., Ltd.	20,200	141,225
#Sawai Pharmaceutical Co., Ltd.	1,900	166,100
*Saxa Holdings, Inc.	86,000	119,480
SBI Holdings, Inc.	19,850	2,417,823
Scroll Corp.	26,100	99,740
Secom Co., Ltd.	13,300	605,119
Secom Joshinetsu Co., Ltd.	1,500	38,652
Secom Techno Service Co., Ltd.	5,500	163,021
#Sega Sammy Holdings, Inc.	54,612	890,969
Seibu Electric Industry Co., Ltd.	16,000	57,879
Seika Corp.	65,000	140,387
Seikagaku Corp.	20,100	209,683
*Seikitokyu Kogyo Co., Ltd.	163,000	72,983
#Seiko Epson Corp.	129,500	2,064,851
#*Seiko Holdings Corp.	106,000	357,949
Seino Holdings Co., Ltd.	197,000	1,199,450
Seiren Co., Ltd.	81,500	520,605
Sekisui Chemical Co., Ltd.	257,000	1,632,744
Sekisui House, Ltd.	303,000	2,847,710
#Sekisui Jushi Co., Ltd.	60,000	577,662
Sekisui Plastics Co., Ltd.	90,000	367,238
#Senko Co., Ltd.	135,000	411,584
Senshu Electric Co., Ltd.	9,500	84,931
#Senshu Ikeda Holdings, Inc.	177,600	235,822

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Senshukai Co., Ltd.	41,400	$231,275
Seven & I Holdings Co., Ltd.	171,552	3,982,244
#Sharp Corp.	309,000	3,052,417
#*Shibaura Mechatronics Corp.	41,000	131,245
#Shibusawa Warehouse Co., Ltd.	56,000	182,731
Shibuya Kogyo Co., Ltd.	7,300	70,725
Shiga Bank, Ltd.	221,000	1,163,872
Shikibo, Ltd.	165,000	211,145
Shikoku Bank, Ltd.	163,000	456,745
Shikoku Chemicals Corp.	55,000	302,503
Shikoku Electric Power Co., Inc.	18,200	537,978
Shima Seiki Manufacturing Co., Ltd.	24,400	466,078
Shimachu Co., Ltd.	49,100	1,006,216
#Shimadzu Corp.	165,000	1,238,591
Shimamura Co., Ltd.	7,500	718,888
#Shimano, Inc.	8,200	410,633
#Shimizu Bank, Ltd.	8,100	330,554
#Shimizu Corp.	303,000	1,169,684
Shimojima Co., Ltd.	1,500	20,750
Shin Nippon Air Technologies Co., Ltd.	26,100	147,866
Shinagawa Refractories Co., Ltd.	128,000	279,551
#*Shindengen Electric Manufacturing Co., Ltd.	82,000	330,132
Shin-Etsu Chemical Co., Ltd.	22,900	1,157,962
Shin-Etsu Polymer Co., Ltd.	51,000	269,592
Shinkawa, Ltd.	35,000	340,085
Shin-Keisei Electric Railway Co., Ltd.	25,000	104,332
*Shinko Electric Industries Co., Ltd.	44,300	431,240
Shinko Plantech Co., Ltd.	12,500	115,883
Shinko Shoji Co., Ltd.	35,800	264,882
Shinko Wire Co., Ltd.	47,000	68,218
#Shin-Kobe Electric Machinery Co., Ltd.	14,000	143,252
Shinmaywa Industries, Ltd.	175,000	608,949
Shinnihon Corp.	36,600	84,219
#*Shinsei Bank, Ltd.	920,000	729,114
Shinsho Corp.	74,000	152,415
Shinwa Co., Ltd.	5,000	49,739
Shinyei Kaisha	5,000	7,844
#Shionogi & Co., Ltd.	54,000	942,550
Ship Healthcare Holdings, Inc.	34,000	347,764
Shiroki Corp.	144,000	385,960
Shiseido Co., Ltd.	18,000	375,797
Shizuki Electric Co., Inc.	24,000	82,871
Shizuoka Bank, Ltd.	354,000	3,031,027
Shizuoka Gas Co., Ltd.	51,000	298,245
Sho-Bond Corp.	20,600	440,889
Shobunsha Publications, Inc.	17,200	120,963
#Shochiku Co., Ltd.	39,000	245,292
Shoei Co., Ltd.	600	5,431
#Shoko Co., Ltd.	54,000	72,931
#Showa Aircraft Industry Co., Ltd.	11,000	77,808
*Showa Corp.	80,600	536,325
Showa Denko K.K.	913,000	1,669,386
Showa Sangyo Co., Ltd.	73,000	195,989
Showa Shell Sekiyu K.K.	124,100	1,044,770
Siix Corp.	14,800	132,694
#*Silver Seiko, Ltd.	119,000	5,992
*Simplex Holdings, Inc.	99	44,991
Sinanen Co., Ltd.	70,000	266,623
Sinfonia Technology Co., Ltd.	92,000	181,398
Sintokogio, Ltd.	71,600	542,828
#SKY Perfect JSAT Holdings, Inc.	1,654	546,708

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
SMC Corp.	5,100	$778,560
#SMK Corp.	69,000	295,775
SNT Corp.	29,300	85,000
Soda Nikka Co., Ltd.	13,000	51,226
*Sodick Co., Ltd.	82,300	292,283
Soft99 Corp.	10,600	62,675
Softbank Corp.	34,600	1,111,180
Sogo Medical Co., Ltd.	5,300	136,116
Sohgo Security Services Co., Ltd.	57,400	600,915
Sojitz Corp.	1,207,200	2,218,971
So-net Entertainment Corp.	131	339,154
Sonton Food Industry Co., Ltd.	3,000	23,885
Sony Corp.	2,000	67,574
#Sony Corp. Sponsored ADR	340,489	11,522,148
Sony Financial Holdings, Inc.	78	271,255
Sotetsu Holdings, Inc.	55,000	174,371
Sotoh Co., Ltd.	6,300	64,837
Space Co., Ltd.	3,700	22,943
SPK Corp.	5,700	76,838
Square Enix Holdings Co., Ltd.	32,000	668,329
SRA Holdings	15,500	147,143
SRI Sports, Ltd.	150	163,237
St Marc Holdings Co., Ltd.	6,300	222,114
Stanley Electric Co., Ltd.	79,500	1,332,519
Star Micronics Co., Ltd.	36,800	351,011
Starzen Co., Ltd.	85,000	227,086
#Stella Chemifa Corp.	7,000	300,816
Studio Alice Co., Ltd.	10,000	83,431
Subaru Enterprise Co., Ltd.	9,000	24,370
Sugi Holdings Co., Ltd.	4,800	107,248
Sugimoto & Co., Ltd.	10,300	80,214
*Sumco Corp.	45,660	706,072
Sumida Corp.	19,700	162,995
Sumikin Bussan Corp.	77,000	153,366
Suminoe Textile Co., Ltd.	88,000	143,014
*Sumiseki Holdings, Inc.	11,700	9,855
Sumisho Computer Systems Corp.	18,200	269,594
Sumitomo Bakelite Co., Ltd.	205,000	1,110,533
#Sumitomo Chemical Co., Ltd.	675,000	2,942,859
#Sumitomo Corp.	399,400	5,056,727
Sumitomo Densetsu Co., Ltd.	29,800	103,674
Sumitomo Electric Industries, Ltd.	276,900	3,523,485
Sumitomo Forestry Co., Ltd.	125,400	926,282
Sumitomo Heavy Industries, Ltd.	352,480	2,003,406
*Sumitomo Light Metal Industries, Ltd.	341,000	377,276
Sumitomo Metal Industries, Ltd.	191,000	443,308
Sumitomo Metal Mining Co., Ltd.	142,000	2,259,691
*Sumitomo Mitsui Construction Co., Ltd.	152,200	103,971
Sumitomo Mitsui Financial Group, Inc.	484,058	14,448,040
Sumitomo Osaka Cement Co., Ltd.	395,000	765,499
Sumitomo Pipe & Tube Co., Ltd.	41,400	237,236
#Sumitomo Precision Products Co., Ltd.	49,000	184,026
Sumitomo Real Estate Sales Co., Ltd.	4,370	195,813
Sumitomo Realty & Development Co., Ltd.	26,000	566,376
Sumitomo Rubber Industries, Ltd.	97,300	1,045,772
#Sumitomo Seika Chemicals Co., Ltd.	88,000	342,475
Sumitomo Trust & Banking Co., Ltd.	426,000	2,325,876
Sumitomo Warehouse Co., Ltd.	192,000	995,986
Sundrug Co., Ltd.	6,000	166,648
Sunx, Ltd.	44,000	245,722
Suruga Bank, Ltd.	141,000	1,269,580

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Suzuken Co., Ltd.	38,100	$1,197,800
*Suzuki Metal Industry Co., Ltd.	16,000	28,039
#Suzuki Motor Corp.	49,700	1,213,008
*SWCC Showa Holdings Co., Ltd.	407,000	318,090
*SxL Corp.	85,000	41,159
Sysmex Corp.	3,500	239,990
#*Systena Corp.	210	165,422
T&D Holdings, Inc.	108,755	2,220,711
T. Hasegawa Co., Ltd.	12,400	194,387
T. RAD Co., Ltd.	91,000	318,990
Tachibana Eletech Co., Ltd.	17,900	127,264
Tachi-S Co., Ltd.	45,700	666,250
Tact Home Co., Ltd.	148	119,953
*Tadano, Ltd.	78,421	350,461
Taihei Dengyo Kaisha, Ltd.	35,000	244,372
Taihei Kogyo Co., Ltd.	85,000	360,703
#*Taiheiyo Cement Corp.	926,000	999,533
Taiho Kogyo Co., Ltd.	37,900	294,149
Taikisha, Ltd.	22,900	307,252
Taisei Corp.	1,059,399	2,261,805
#Taisei Lamick Co., Ltd.	1,600	41,060
#Taisho Pharmaceutical Co., Ltd.	62,000	1,305,542
Taiyo Nippon Sanso Corp.	55,000	441,159
#Taiyo Yuden Co., Ltd.	103,000	1,323,311
Takachiho Koheki Co., Ltd.	4,800	48,025
Takagi Securities Co., Ltd.	27,000	27,244
Takamatsu Construction Group Co., Ltd.	15,300	198,429
Takano Co., Ltd.	14,200	66,797
#Takaoka Electric Manufacturing Co., Ltd.	84,000	320,601
#Takara Holdings, Inc.	101,000	575,324
#Takara Printing Co., Ltd.	20,700	162,991
Takara Standard Co., Ltd.	91,000	559,567
Takasago International Corp.	95,000	458,866
#Takasago Thermal Engineering Co., Ltd.	48,000	339,192
Takashima & Co., Ltd.	19,000	27,304
#Takashimaya Co., Ltd.	292,000	2,198,078
#Takata Corp.	29,400	720,563
*Take & Give Needs Co., Ltd.	1,189	74,664
Takeda Pharmaceutical Co., Ltd.	53,300	2,498,505
Takihyo Co., Ltd.	3,000	14,489
Takiron Co., Ltd.	59,000	181,221
*Takisawa Machine Tool Co., Ltd.	47,000	43,961
*Takuma Co., Ltd.	113,000	276,146
*Tamron Co., Ltd.	12,700	250,318
#Tamura Corp.	115,000	284,242
#*TASAKI & CO., LTD	18,000	12,780
Tatsuta Electric Wire & Cable Co., Ltd.	96,000	221,501
Tayca Corp.	39,000	124,417
TBK Co., Ltd.	45,000	171,306
TDK Corp.	4,600	262,453
#TDK Corp. Sponsored ADR.	48,131	2,733,841
#*Teac Corp.	26,000	11,936
Techno Associe Co., Ltd.	3,000	23,465
Techno Ryowa, Ltd.	8,870	43,039
Tecmo Koei Holdings Co., Ltd.	31,260	195,600
#Teijin, Ltd.	515,750	1,909,621
#Teikoku Electric Manufacturing Co., Ltd.	5,600	107,343
Teikoku Piston Ring Co., Ltd.	21,500	159,615
Teikoku Sen-I Co., Ltd.	12,000	71,225
Teikoku Tsushin Kogyo Co., Ltd.	46,000	104,845
*Tekken Corp.	203,000	168,965

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Telepark Corp.	40	$58,540
#Temp Holdings Co., Ltd.	1,600	14,170
Tenma Corp.	34,200	325,663
Terumo Corp.	7,800	396,111
THK Co., Ltd.	85,700	1,645,213
Tigers Polymer Corp.	6,700	26,476
TKC, Corp.	25,300	502,538
Toa Corp.	217,000	183,316
*Toa Oil Co., Ltd.	101,000	114,202
TOA ROAD Corp.	63,000	91,746
Toa Valve Engineering, Inc.	200	5,386
*Toabo Corp.	53,000	39,504
Toagosei Co., Ltd.	142,000	622,630
*Tobishima Corp.	374,500	93,147
#Tobu Railway Co., Ltd.	173,000	971,442
Tobu Store Co., Ltd.	30,000	85,067
TOC Co., Ltd.	96,400	397,564
Tocalo Co., Ltd.	12,700	215,539
Tochigi Bank, Ltd.	137,000	567,774
Toda Corp.	142,000	478,450
#Toda Kogyo Corp.	47,000	413,582
Toei Co., Ltd.	38,000	157,047
Toenec Corp.	42,000	214,712
Toho Bank, Ltd.	191,000	507,035
Toho Co., Ltd./Hyogo	27,000	96,703
Toho Co., Ltd./Tokyo	30,900	477,592
#Toho Gas Co., Ltd.	132,000	695,439
Toho Holdings Co., Ltd.	29,700	415,611
#Toho Real Estate Co., Ltd.	22,600	129,396
*Toho Titanium Co., Ltd.	4,800	123,561
Toho Zinc Co., Ltd.	147,000	618,321
Tohoku Bank, Ltd. (The)	86,000	138,040
Tohto Suisan Co., Ltd.	61,000	81,787
Tohuku Electric Power Co., Inc.	32,800	735,649
Tokai Carbon Co., Ltd.	122,000	719,350
Tokai Corp.	18,000	72,990
*Tokai Kanko Co., Ltd.	114,000	29,846
Tokai Lease Co., Ltd.	14,000	24,365
Tokai Rika Co., Ltd.	52,900	886,988
Tokai Rubber Industries, Ltd.	37,200	434,475
Tokai Tokyo Financial Holdings, Inc.	236,000	820,189
#Token Corp.	7,250	222,644
#Tokio Marine Holdings, Inc.	197,112	5,541,971
Tokio Marine Holdings, Inc. ADR	63,004	1,769,782
#Toko Electric Corp.	45,000	227,659
*Toko, Inc.	149,000	224,803
Tokushu Tokai Paper Co., Ltd.	125,380	267,676
Tokuyama Corp.	289,000	1,581,963
Tokyo Broadcasting System, Inc.	28,400	349,890
Tokyo Denpa Co., Ltd.	2,200	11,597
#Tokyo Dome Corp.	154,000	384,363
Tokyo Electric Power Co., Ltd.	91,012	2,173,198
Tokyo Electron Device, Ltd.	115	183,663
Tokyo Electron, Ltd.	24,800	1,399,299
Tokyo Energy & Systems, Inc.	44,000	257,168
#Tokyo Gas Co., Ltd.	189,000	889,224
#Tokyo Individualized Educational Institute, Inc.	36,500	111,811
Tokyo Kaikan Co., Ltd.	2,000	8,137
TOKYO KEIKI, Inc.	114,000	150,470
*Tokyo Kikai Seisakusho, Ltd.	73,000	58,874
Tokyo Ohka Kogyo Co., Ltd.	56,200	1,037,121

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tokyo Rakutenchi Co., Ltd.	30,000	$105,087
#Tokyo Rope Manufacturing Co., Ltd.	218,000	584,760
Tokyo Sangyo Co., Ltd.	24,500	72,429
#Tokyo Seimitsu Co., Ltd.	42,600	550,986
#Tokyo Steel Manufacturing Co., Ltd.	96,700	956,975
Tokyo Style Co., Ltd.	63,000	501,051
Tokyo Tatemono Co., Ltd.	294,000	1,184,643
*Tokyo Tatemono Real Estate Sales Co., Ltd.	2,400	6,482
Tokyo Tekko Co., Ltd.	44,000	88,042
Tokyo Theatres Co, Inc.	84,000	104,528
Tokyo Tomin Bank, Ltd.	41,500	391,580
Tokyotokeiba Co., Ltd.	165,000	240,103
Tokyu Community Corp.	9,900	268,264
Tokyu Construction Co., Ltd.	94,000	287,370
Tokyu Corp.	119,000	531,945
Tokyu Land Corp.	450,000	2,050,733
Tokyu Livable, Inc.	9,700	111,845
Tokyu Recreation Co., Ltd.	6,000	37,977
Toli Corp.	61,000	95,259
Tomato Bank, Ltd.	122,000	212,068
*Tomen Devices Corp.	500	10,054
Tomen Electronics Corp.	15,600	193,273
Tomoe Corp.	36,800	114,564
*Tomoe Engineering Co., Ltd.	7,100	96,281
*Tomoegawa Paper Co., Ltd.	7,000	15,926
Tomoku Co., Ltd.	103,000	244,557
*TOMONY Holdings, Inc.	140,000	486,667
#Tomy Co., Ltd.	19,100	146,787
Tonami Holdings Co., Ltd.	88,000	137,690
TonenGeneral Sekiyu K.K.	43,000	383,310
#*Tonichi Carlife Group, Inc.	36,000	29,490
Topcon Corp.	46,300	178,077
Toppan Forms Co., Ltd.	43,300	384,265
Toppan Printing Co., Ltd.	295,000	2,369,706
*Topre Corp.	54,000	393,845
Topy Industries, Ltd.	202,000	496,637
Toray Industries, Inc.	320,000	1,853,896
*Tori Holdings Co., Ltd.	11,700	2,612
Toridoll.corp	48	65,410
Torigoe Co., Ltd. (The)	12,200	106,216
Torii Pharmaceutical Co., Ltd.	22,600	445,513
#Torishima Pump Manufacturing Co., Ltd.	13,800	227,681
Tose Co., Ltd.	3,800	21,967
*Tosei Corp.	4	1,407
Toshiba Corp.	227,000	1,136,168
Toshiba Machine Co., Ltd.	138,000	566,508
Toshiba Plant Kensetsu Co., Ltd.	23,000	302,349
Toshiba TEC Corp.	133,000	522,464
*Tosho Printing Co., Ltd.	75,000	111,646
Tosoh Corp.	502,000	1,342,681
Totetsu Kogyo Co., Ltd.	37,000	215,494
#TOTO, Ltd.	159,000	1,056,368
*Totoku Electric Co., Ltd.	18,000	15,170
Tottori Bank, Ltd.	69,000	144,079
Touei Housing Corp.	26,400	292,175
Toukei Computer Co., Ltd.	3,200	44,576
Tow Co., Ltd.	5,700	32,563
Towa Bank, Ltd.	296,000	271,148
*Towa Corp.	21,100	139,630
#Towa Pharmaceutical Co., Ltd.	3,200	174,164
Toyo Construction Co., Ltd.	268,000	119,882

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toyo Corp.	36,600	$340,940
#Toyo Electric Manufacturing Co., Ltd.	21,000	90,177
Toyo Engineering Corp.	71,000	226,385
Toyo Ink Manufacturing Co., Ltd.	187,000	762,860
Toyo Kanetsu K.K.	214,000	329,088
Toyo Kohan Co., Ltd.	63,000	317,270
Toyo Securities Co., Ltd.	94,000	137,688
Toyo Seikan Kaisha, Ltd.	94,400	1,610,818
Toyo Sugar Refining Co., Ltd.	29,000	32,421
#Toyo Suisan Kaisha, Ltd.	20,000	428,559
#Toyo Tanso Co, Ltd.	2,100	120,170
Toyo Tire & Rubber Co., Ltd.	166,000	341,682
Toyo Wharf & Warehouse Co., Ltd.	64,000	101,853
Toyobo Co., Ltd.	536,000	893,376
Toyoda Gosei Co., Ltd.	43,800	943,878
Toyota Auto Body Co., Ltd.	39,100	587,558
Toyota Boshoku Corp.	39,800	674,139
#*Toyota Motor Corp. Sponsored ADR	312,041	22,098,744
Toyota Tsusho Corp.	111,625	1,728,101
Trans Cosmos, Inc.	31,100	244,503
Trend Micro, Inc.	5,500	155,613
Trend Micro, Inc. Sponsored ADR	3,540	100,713
Trinity Industrial Corp.	3,000	9,157
Trusco Nakayama Corp.	20,400	297,307
TS Tech Co., Ltd.	36,700	600,512
Tsubakimoto Chain Co.	161,000	711,681
Tsubakimoto Kogyo Co., Ltd.	24,000	59,171
#*Tsudakoma Corp.	105,000	160,452
#Tsugami Corp.	61,000	383,465
Tsukishima Kikai Co., Ltd.	36,000	227,333
#*Tsukuba Bank, Ltd.	81,900	245,321
#Tsumura & Co.	17,900	550,264
Tsuruha Holdings, Inc.	9,200	395,470
Tsurumi Manufacturing Co., Ltd.	28,000	166,822
#Tsutsumi Jewelry Co., Ltd.	14,600	343,594
Tsuzuki Denki Co., Ltd.	8,000	34,912
TV Asahi Corp.	226	318,520
*TV Tokyo Holdings Corp.	4,200	60,701
TYK Corp.	34,000	76,316
Ube Industries, Ltd.	620,000	1,521,061
Ube Material Industries, Ltd.	100,000	236,778
Uchida Yoko Co., Ltd.	87,000	288,289
#Ulvac, Inc.	31,000	624,111
#Uni-Charm Corp.	11,700	446,949
*Uniden Corp.	68,000	135,882
#*Unihair Co., Ltd.	40,000	468,284
Union Tool Co.	6,200	158,734
#Unipres Corp.	23,700	409,323
United Arrows, Ltd.	4,300	58,806
*Unitika, Ltd.	186,000	154,667
#Universe Co., Ltd.	6,700	98,870
UNY Co., Ltd.	188,900	1,574,144
#U-Shin, Ltd.	51,500	392,161
Ushio, Inc.	48,200	801,127
USS Co., Ltd.	3,430	266,457
Utoc Corp.	18,700	48,202
Valor Co., Ltd.	32,000	237,647
Vantec Corp.	91	131,405
Vital KSK Holdings, Inc.	42,900	327,579
#Wacoal Corp.	83,000	1,208,867
#*Wacom Co., Ltd.	98	111,884

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Wakachiku Construction Co., Ltd.	66,000	$31,213
Wakamoto Pharmaceutical Co., Ltd.	7,000	18,742
Warabeya Nichiyo Co., Ltd.	10,000	117,926
*Watabe Wedding Corp.	9,200	90,850
#Watami Food Service Co., Ltd.	5,400	98,719
West Japan Railway Co.	188	697,948
Wood One Co., Ltd.	40,000	108,162
Xebio Co., Ltd.	22,800	446,851
Y. A. C. Co., Ltd.	5,800	34,422
Yachiyo Bank, Ltd. (The)	18,700	418,897
Yahagi Construction Co., Ltd.	27,000	153,234
Yahoo Japan Corp.	663	231,430
Yaizu Suisankagaku Industry Co., Ltd.	9,800	107,887
Yakult Honsha Co., Ltd.	21,400	626,194
Yamabiko Corp.	7,335	54,460
Yamada Denki Co., Ltd.	8,650	561,292
Yamagata Bank, Ltd.	133,000	576,844
Yamaguchi Financial Group, Inc.	198,000	1,792,570
Yamaha Corp.	154,200	1,886,582
*Yamaha Motor Co., Ltd.	90,800	1,393,203
#*Yamaichi Electronics Co., Ltd.	24,100	65,165
Yamanashi Chuo Bank, Ltd.	136,000	524,603
#Yamatake Corp.	42,300	1,027,720
Yamatane Corp.	160,000	194,758
Yamato Corp.	26,000	89,307
Yamato Holdings Co., Ltd.	109,600	1,381,714
#Yamato Kogyo Co., Ltd.	42,400	1,084,508
Yamazaki Baking Co., Ltd.	67,000	817,245
Yamazen Co., Ltd.	52,800	215,509
Yaoko Co., Ltd.	3,900	106,671
#Yaskawa Electric Corp.	128,000	999,223
Yasuda Warehouse Co., Ltd. (The)	16,300	98,749
Yellow Hat, Ltd.	26,500	168,403
Yodogawa Steel Works, Ltd.	132,000	488,176
Yokogawa Bridge Holdings Corp.	57,000	304,180
Yokogawa Electric Corp.	171,900	1,127,736
Yokohama Reito Co., Ltd.	72,000	458,312
Yokohama Rubber Co., Ltd.	192,000	959,742
Yokowo Co., Ltd.	22,200	113,286
Yomeishu Seizo Co., Ltd.	12,000	109,135
Yomiuri Land Co., Ltd.	18,000	60,553
Yondenko Corp.	23,000	84,910
Yonekyu Corp.	27,500	205,626
Yonex Co., Ltd.	9,400	68,038
Yorozu Corp.	24,500	416,541
#Yoshinoya Holdings Co., Ltd.	330	404,072
Yuasa Funashoku Co., Ltd.	6,000	13,966
*Yuasa Trading Co., Ltd.	315,000	261,601
Yuken Kogyo Co., Ltd.	80,000	156,712
Yuki Gosei Kogyo Co., Ltd.	11,000	27,593
#Yukiguni Maitake Co., Ltd.	7,200	46,581
Yurtec Corp.	51,000	177,487
Yusen Logistics Co., Ltd.	3,800	52,567
Yushin Precision Equipment Co., Ltd.	8,200	148,119
#Yushiro Chemical Industry Co., Ltd.	7,400	88,769
Yutaka Foods Corp.	4,000	75,515
#Zenrin Co., Ltd.	22,200	228,591
#Zensho Co., Ltd.	10,100	93,407
#Zeon Corp.	186,000	1,534,352
ZERIA Pharmaceutical Co., Ltd.	11,000	135,597

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Zuken, Inc.	26,500	$179,342

TOTAL JAPAN		917,671,492

NETHERLANDS — (2.3%)
Aalberts Industries NV	93,393	1,713,059
Accell Group NV	6,421	330,466
*Aegon NV	781,786	4,954,805
*Aegon NV ADR	101,232	638,774
Akzo Nobel NV	85,760	5,094,229
Akzo Nobel NV Sponsored ADR	27,517	1,630,382
*AMG Advanced Metallurgical Group NV	13,088	121,576
Amsterdam Commodities NV	3,953	52,405
Arcadis NV	51,797	1,155,850
#ArcelorMittal NV	163,421	5,288,069
#ArcelorMittal NV ADR	65,400	2,117,652
#*ASM International NV	39,756	1,015,380
ASML Holding NV	75,600	2,506,144
#ASML Holding NV ADR	53,231	1,766,737
#*BE Semiconductor Industries NV	133,114	793,334
Beter Bed Holding NV	3,711	99,068
BinckBank NV	34,132	604,167
Brunel International NV	4,613	141,740
Crown Van Gelder NV	1,272	12,680
*Crucell NV	4,119	133,326
*Crucell NV ADR	38,643	1,252,420
*CSM NV	52,593	1,666,459
*Draka Holding NV	27,509	586,602
Exact Holding NV	7,167	201,009
Fornix Biosciences NV	5,283	17,060
Fugro NV	60,207	4,262,350
#Grontmij NV	11,347	242,007
*Heijmans NV	17,045	321,663
Heineken NV	75,799	3,847,959
Hunter Douglas NV	551	27,619
#*ICT Automatisering NV	12,826	81,033
#Imtech NV	27,435	921,688
*ING Groep NV	13,039	139,501
#*ING Groep NV Sponsored ADR	1,565,969	16,881,146
#*InnoConcepts NV	38,493	10,130
#*Kardan NV	4,767	27,233
#KAS Bank NV	6,729	117,728
*Kendrion NV	2,894	45,337
Koninklijke (Royal) KPN NV Sponsored ADR	4,300	72,025
Koninklijke Ahold NV	424,644	5,869,407
Koninklijke Ahold NV ADR	21,680	300,268
Koninklijke Bam Groep NV	214,000	1,449,548
Koninklijke Boskalis Westminster NV	46,459	1,887,540
Koninklijke DSM NV	153,605	8,220,702
Koninklijke KPN NV	177,435	2,963,395
Koninklijke Philips Electronics NV	207,740	6,336,590
Koninklijke Ten Cate NV	24,025	793,162
Koninklijke Vopak NV	67,310	3,367,481
#*Koninklijke Wessanen NV	18,343	69,066
#*LBi International NV	41,131	83,007
#Macintosh Retail Group NV	50,999	1,163,131
Mediq NV	40,087	767,488
Nederlandsche Apparatenfabriek NV	2,154	59,979
Nutreco NV	56,976	4,150,639
*Ordina NV	39,739	173,314
#*Pharming Group NV	31,665	10,965
Philips Electronics NV ADR	239,675	7,298,104

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
#*Punch Graphix NV	20,168	$90,928
#*Qurius NV	35,278	13,570
*Randstad Holdings NV	94,215	4,488,290
Reed Elsevier NV	4,128	53,927
Reed Elsevier NV ADR	45,688	1,191,543
SBM Offshore NV	181,748	3,709,600
#Sligro Food Group NV	9,857	323,164
*SNS Reaal Groep NV	146,325	677,339
Telegraaf Media Groep NV	21,291	412,008
TKH Group NV	24,830	618,981
TNT NV	130,604	3,473,305
#*TomTom NV	124,444	1,092,958
Unilever NV	181,970	5,404,006
Unit 4 NV	7,972	239,103
*USG People NV	63,579	1,181,420
*Wavin NV	24,787	342,722
Wolters Kluwer NV	115,216	2,626,337

TOTAL NETHERLANDS		131,793,799

NEW ZEALAND — (0.2%)
Abano Healthcare Group, Ltd.	17,364	69,454
Air New Zealand, Ltd.	281,582	290,395
*Auckland International Airport, Ltd.	1,306,264	2,093,157
Contact Energy, Ltd.	141,427	631,614
Ebos Group, Ltd.	14,412	80,795
*Fisher & Paykel Appliances Holdings, Ltd.	514,458	235,583
Fisher & Paykel Healthcare Corp., Ltd.	141,838	350,601
Fletcher Building, Ltd.	370,855	2,323,611
Freightways, Ltd.	36,608	84,940
Hallenstein Glasson Holdings, Ltd.	16,145	55,573
Infratil, Ltd.	202,190	282,414
Mainfreight, Ltd.	23,999	131,781
Michael Hill International, Ltd.	72,300	44,714
New Zealand Exchange, Ltd.	29,548	35,706
New Zealand Oil & Gas, Ltd.	328,697	317,977
New Zealand Refining Co., Ltd.	66,827	188,625
Nuplex Industries, Ltd.	190,807	494,094
*Pike River Coal, Ltd.	224,242	177,809
Port of Tauranga, Ltd.	65,736	373,153
Pumpkin Patch, Ltd.	37,217	55,327
*Pyne Gould Corp., Ltd.	45,691	15,343
*Pyne Gould Guinness, Ltd.	333,601	137,510
*Rakon, Ltd.	33,899	32,642
Restaurant Brands New Zealand, Ltd.	180,042	380,294
*Rubicon, Ltd.	48,172	33,136
Ryman Healthcare, Ltd.	97,765	161,240
Sanford, Ltd.	31,342	110,118
Skellerup Holdings, Ltd.	20,500	14,862
Sky City Entertainment Group, Ltd.	149,195	344,070
Sky Network Television, Ltd.	137,982	571,671
Steel & Tube Holdings, Ltd.	25,952	48,263
Telecom Corp. of New Zealand, Ltd.	101,012	157,660
#Telecom Corp. of New Zealand, Ltd. Sponsored ADR	52,437	410,057
Tourism Holdings, Ltd.	23,932	14,019
Tower, Ltd.	256,656	366,675
#TrustPower, Ltd.	74,003	429,132
Vector, Ltd.	211,642	392,789
*Warehouse Group, Ltd.	26,709	81,447

TOTAL NEW ZEALAND		12,018,251

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (1.0%)
#Acergy SA	94,893	$1,921,822
*Acta Holding ASA	77,000	37,637
*Aker ASA	4,465	91,638
Aker Kvaerner ASA	62,480	952,820
*Aktiv Kapital ASA	31,100	230,036
Atea ASA	85,873	726,414
Austevoll Seafood ASA	53,000	386,721
#*Blom ASA	17,000	10,554
Bonheur ASA	15,525	384,993
*BW Offshore, Ltd. ASA	350,123	759,875
*BWG Homes ASA	1,500	5,735
*Camillo Eitze & Co. ASA	11,661	19,029
Cermaq ASA	51,490	654,789
*Copeinca ASA	25,236	232,310
#*Deep Sea Supply P.L.C.	84,401	157,799
*Det Norske Oljeselskap ASA	2,560	10,936
DnB NOR ASA Series A	392,993	5,398,297
*DNO International ASA	528,000	830,917
#*Dockwise, Ltd. ASA	16,650	423,538
*DOF ASA	24,641	185,714
#*EDB ErgoGroup ASA	23,080	70,480
*Eitzen Chemical ASA	368,181	75,716
Ekornes ASA	17,497	453,752
*Electromagnetic GeoServices ASA	14,255	22,471
#*Eltek ASA	131,500	60,415
Farstad Shipping ASA	7,858	199,145
#Fred Olsen Energy ASA	13,951	524,930
#Frontline, Ltd. ASA	12,083	345,015
Ganger Rolf ASA	35,100	821,672
#Golden Ocean Group, Ltd. ASA	333,955	484,854
Grieg Seafood ASA	4,762	13,910
*Havila Shipping ASA	2,400	23,188
Itera ASA	40,000	21,315
*Kongsberg Automotive Holding ASA	428,607	322,625
Kongsberg Gruppen ASA	25,456	530,087
*Kverneland ASA	81,000	55,285
Leroy Seafood Group ASA	10,421	275,984
Marine Harvest ASA	2,044,719	2,033,964
#Nordic Semiconductor ASA	293,500	1,001,340
#*Norse Energy Corp. ASA	196,176	44,524
#Norsk Hydro ASA	634,278	3,893,418
Norsk Hydro ASA Sponsored ADR	50,900	312,017
*Norske Skogindustrier ASA Series A	229,481	468,728
#*Norwegian Air Shuttle ASA	6,231	95,676
*Norwegian Energy Co. ASA	190,701	558,207
*Odfjell ASA Series A	43,400	261,425
Olav Thon Eiendomsselskap ASA	230	30,838
#Opera Software ASA	36,784	178,686
Orkla ASA	297,750	2,885,612
#*Panoro Energy ASA	19,616	18,220
*Petroleum Geo-Services ASA	138,271	1,731,439
*Petrolia Drilling ASA	30,500	7,894
Photocure ASA	4,035	30,805
*Pronova BioPharma ASA	29,000	48,576
Prosafe ASA	86,400	569,798
#*Q-Free ASA	66,600	203,398
#*Renewable Energy Corp. ASA	269,282	937,840
Salmar ASA	800	7,931
Scana Industrier ASA	100,401	107,701
Schibsted ASA	29,874	820,539
*Seabird Exploration, Ltd. ASA	46,000	22,081

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
#SeaDrill, Ltd. ASA	97,800	$2,968,809
#*Sevan Marine ASA	591,448	798,817
*Siem Offshore, Inc. ASA	16,355	26,120
Solstad Offshore ASA	6,400	115,580
*Songa Offshore SE	155,792	717,570
SpareBanken 1 SMN	55,720	504,563
StatoilHydro ASA	26,002	567,932
StatoilHydro ASA Sponsored ADR	65,875	1,438,051
*Storebrand ASA	333,598	2,432,098
#*Subsea 7, Inc. ASA	67,195	1,416,617
Telenor ASA	191,355	3,088,676
#TGS Nopec Geophysical Co. ASA	123,991	2,148,716
#Tomra Systems ASA	141,057	859,557
*TTS Marine ASA	6,500	9,690
Veidekke ASA	50,500	418,538
#Wilh Wilhelmsen Holding ASA	12,452	269,643
Yara International ASA	47,324	2,495,292

TOTAL NORWAY		54,269,344

PORTUGAL — (0.3%)
#*Altri SGPS SA	37,676	207,376
#Banco BPI SA	474,901	1,052,864
#Banco Comercial Portugues SA	2,582,512	2,349,349
#Banco Espirito Santo SA	379,364	1,883,968
Banif SGPS SA	94,462	139,344
#Brisa SA	105,739	801,183
Cimpor Cimentos de Portugal SA	212,222	1,475,228
*Corticeira Amorim SGPS SA	182,162	268,654
#Energias de Portugal SA	185,237	708,646
#Energias de Portugal SA Sponsored ADR	7,300	277,765
Finibanco Holdings SGPS SA	226,205	610,980
#Galp Energia SGPS SA Series B	88,266	1,703,090
*Impresa SGPS SA	49,602	102,286
#*Investimentos Participacoes e Gestao SA	66,000	39,545
#Jeronimo Martins SGPS SA	70,274	1,055,335
#Martifer SGPS SA	12,849	28,606
#Mota-Engil SGPS SA	74,941	223,973
Novabase SGPS SA	12,258	56,960
*ParaRede SGPS SA	45,991	31,358
#Portucel-Empresa Produtora de Pasta de Papel SA	317,577	1,057,496
#Portugal Telecom SA	106,571	1,540,203
Redes Energeticas Nacionais SA	196,023	735,857
*Sag Gest - Solucoes Automovel Globais SGPS SA	13,935	14,694
Sociedade de Investimento e Gestao SGPS SA	50,280	594,310
*Sonae Capital SGPS SA	40,593	26,148
*Sonae Industria SGPS SA	65,485	202,214
#Sonae SGPS SA	719,460	853,443
#*Sonaecom SGPS SA	215,868	488,144
Teixeira Duarte SA	158,418	218,283
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	114,594	611,822

TOTAL PORTUGAL		19,359,124

SINGAPORE — (1.4%)
*AFP Properties, Ltd.	1,762,000	847,223
*Allgreen Properties, Ltd.	589,500	543,704
Armstrong Industrial Corp., Ltd.	280,000	93,343
*Asia Environment Holdings, Ltd.	98,820	13,790
Asia Pacific Breweries, Ltd.	14,000	196,978
*Asiasons Capital, Ltd.	499,000	67,667
Asiatravel.com Holdings, Ltd.	40,000	14,285
*ASL Marine Holdings, Ltd.	202,000	141,124

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Auric Pacific Group, Ltd.	25,000	$11,945
*Ausgroup, Ltd.	456,000	160,944
Baker Technology, Ltd.	762,000	242,896
*Ban Joo & Co., Ltd.	29,333	1,017
*Banyan Tree Holdings, Ltd.	409,000	294,411
#*Beng Kuang Marine, Ltd.	336,000	56,987
*Beyonics Technology, Ltd.	135,000	25,133
*BH Global Marine, Ltd.	203,000	50,418
Bonvests Holdings, Ltd.	51,600	44,278
Boustead Singapore, Ltd.	119,000	105,048
Breadtalk Group, Ltd.	80,000	39,056
Broadway Industrial Group, Ltd.	260,000	224,208
#Bukit Sembawang Estates, Ltd.	100,000	367,683
*Bund Center Investment, Ltd.	632,000	244,147
CapitaLand, Ltd.	897,500	2,707,293
Cerebos Pacific, Ltd.	79,000	293,981
CH Offshore, Ltd.	330,000	135,323
*China Auto Corp., Ltd.	22,000	851
China Aviation Oil Singapore Corp., Ltd.	158,000	188,101
China Dairy Group, Ltd.	147,000	14,749
*China Energy, Ltd.	1,106,000	154,164
China Merchants Holdings Pacific, Ltd.	79,000	43,053
#China XLX Fertiliser, Ltd.	505,000	231,552
*Chip Eng Seng Corp., Ltd.	400,000	123,886
*Chuan Hup Holdings, Ltd.	150,000	27,209
City Developments, Ltd.	236,000	2,328,733
ComfortDelGro Corp., Ltd.	721,000	827,258
#Cosco Corp. Singapore, Ltd.	708,000	1,024,202
#Creative Technology Co., Ltd.	53,000	172,727
CSC Holdings, Ltd.	396,000	50,824
*CSE Global, Ltd.	179,000	146,776
#*CWT, Ltd.	180,000	132,572
DBS Group Holdings, Ltd.	624,818	6,729,674
#*Delong Holdings, Ltd.	175,200	85,589
*Enviro-Hub Holdings, Ltd.	129,000	11,260
Eu Yan Sang International, Ltd.	32,000	22,433
*euNetworks Group, Ltd.	1,017,000	11,786
*Ezion Holdings, Ltd.	508,000	278,179
#Ezra Holdings, Ltd.	390,000	531,024
F.J. Benjamin Holdings, Ltd.	567,000	186,884
#*Falcon Energy Group, Ltd.	140,000	50,011
*Federal International 2000, Ltd.	369,750	25,792
#First Resources, Ltd.	525,000	513,504
Food Empire Holdings, Ltd.	144,800	46,571
Fragrance Group, Ltd.	97,000	57,890
Fraser & Neave, Ltd.	779,000	3,764,431
Freight Links Express Holdings, Ltd.	531,818	30,855
*Fu Yu Corp., Ltd.	118,000	11,376
*Gallant Venture, Ltd.	421,000	86,727
GK Goh Holdings, Ltd.	87,000	39,656
Global Yellow Pages, Ltd.	29,000	4,040
Golden Agri-Resources, Ltd.	3,711,000	1,873,711
#Goodpack, Ltd.	186,000	294,361
GP Batteries International, Ltd.	50,000	75,159
GP Industries, Ltd.	174,000	81,193
#*Guocoland, Ltd.	229,666	423,193
#Healthway Medical Corp., Ltd.	754,119	87,540
Hersing Corp., Ltd.	66,000	14,551
Hiap Seng Engineering, Ltd.	120,000	63,666
Hi-P International, Ltd.	612,000	498,963
Ho Bee Investment, Ltd.	641,000	838,146

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*Hong Fok Corp., Ltd.	328,400	$156,694
Hong Leong Asia, Ltd.	157,000	419,369
Hotel Grand Central, Ltd.	118,596	75,197
Hotel Properties, Ltd.	254,000	550,390
Hour Glass, Ltd.	50,000	34,336
#HTL International Holdings, Ltd.	328,000	175,618
*Huan Hsin Holdings, Ltd.	67,000	14,438
HupSteel, Ltd.	145,000	26,500
Hwa Hong Corp., Ltd.	144,000	61,699
Hyflux, Ltd.	76,000	185,501
*Indofood Agri Resources, Ltd.	243,000	491,429
*Informatics Education, Ltd.	701,000	67,918
InnoTek, Ltd.	74,000	29,580
Isetan (Singapore), Ltd.	15,000	40,794
Jardine Cycle & Carriage, Ltd.	66,838	2,036,350
#*Jaya Holdings, Ltd.	343,000	187,812
#*JES International Holdings, Ltd.	172,000	41,543
#*Jiutian Chemical Group, Ltd.	673,000	47,097
*Jurong Technologies Industrial Corp., Ltd.	213,200	—
K1 Ventures, Ltd.	749,000	87,681
Keppel Corp., Ltd.	292,000	2,258,478
Keppel Land, Ltd.	538,000	1,849,649
Keppel Telecommunications & Transportation, Ltd.	100,000	99,072
*K-Green Trust	58,400	48,731
Kim Eng Holdings, Ltd.	320,573	437,035
Koh Brothers Group, Ltd.	161,000	26,837
#*KS Energy Services, Ltd.	313,775	252,625
*Lafe Corp., Ltd.	75,600	5,225
LC Development, Ltd.	107,000	14,934
Lee Kim Tah Holdings, Ltd.	60,000	24,348
Lum Chang Holdings, Ltd.	123,000	31,985
M1, Ltd.	117,000	200,997
*Manhattan Resources, Ltd.	83,000	70,531
*Marco Polo Marine, Ltd.	166,000	55,378
MCL Land, Ltd.	3,000	5,648
Memtech International, Ltd.	310,000	25,749
Mercator Lines Singapore, Ltd.	12,000	2,502
Metro Holdings, Ltd.	281,000	177,473
*MFS Technology, Ltd.	52,000	8,064
#Midas Holdings, Ltd.	272,000	206,716
#*Neptune Orient Lines, Ltd.	861,000	1,431,131
Nera Telecommunications, Ltd.	105,000	27,616
NSL, Ltd.	75,000	80,632
*Oceanus Group, Ltd.	1,255,000	310,459
*OKP Holdings, Ltd.	14,000	5,859
#Olam International, Ltd.	246,600	599,424
Orchard Parade Holdings, Ltd.	167,000	194,307
#OSIM International, Ltd.	243,000	218,595
#*Otto Marine, Ltd.	809,000	213,479
Oversea-Chinese Banking Corp., Ltd.	781,429	5,458,599
#Overseas Union Enterprise, Ltd.	214,000	543,119
Pan Pacific Hotels Group, Ltd.	391,500	496,680
Pan-United Corp., Ltd.	100,000	43,716
Petra Foods, Ltd.	118,000	146,475
Popular Holdings, Ltd.	429,000	53,174
PSC Corp., Ltd.	181,924	39,360
QAF, Ltd.	274,259	126,500
#*Raffles Education Corp., Ltd.	1,432,672	311,344
Raffles Medical Group, Ltd.	113,000	190,526
Rotary Engineering, Ltd.	188,000	144,991
San Teh, Ltd.	140,400	41,844

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
SATS, Ltd.	417,392	$920,268
SBS Transit, Ltd.	54,000	77,401
#*SC Global Developments, Ltd.	259,284	318,809
SembCorp Industries, Ltd.	606,000	2,150,626
#SembCorp Marine, Ltd.	179,800	641,149
Sim Lian Group, Ltd.	83,000	51,380
Singapore Airlines, Ltd.	182,400	2,236,950
#Singapore Exchange, Ltd.	119,000	810,855
Singapore Land, Ltd.	113,000	622,272
#Singapore Post, Ltd.	374,000	341,109
Singapore Press Holdings, Ltd.	363,000	1,166,312
Singapore Reinsurance Corp., Ltd.	55,000	11,661
Singapore Shipping Corp., Ltd.	137,000	27,118
Singapore Technologies Engineering, Ltd.	152,000	389,722
Singapore Telecommunications, Ltd.	1,852,350	4,438,239
*Sinomem Technology, Ltd.	572,000	215,147
Sinwa, Ltd.	133,500	20,741
SMB United, Ltd.	175,000	38,670
SMRT Corp, Ltd.	311,000	493,627
Soilbuild Group Holdings, Ltd.	321,000	198,035
#*Sound Global, Ltd.	280,000	189,392
#Spice I2I, Ltd.	1,709,000	166,067
#*Stamford Land Corp., Ltd.	561,000	243,289
StarHub, Ltd.	108,710	223,298
Straco Corp., Ltd.	150,000	14,776
#Straits Asia Resources, Ltd.	191,000	339,852
Sunningdale Tech, Ltd.	1,293,000	191,288
#*Sunvic Chemical Holdings, Ltd.	285,000	135,440
Super Group, Ltd.	263,000	254,642
#*Swiber Holdings, Ltd.	419,000	331,901
Tat Hong Holdings, Ltd.	422,000	349,184
Thakral Corp., Ltd.	793,000	18,152
Thomson Medical Centre, Ltd.	21,000	17,525
*Tiong Woon Corp. Holding, Ltd.	207,000	70,598
Tuan Sing Holdings, Ltd.	304,586	57,786
UMS Holdings, Ltd.	346,000	127,434
United Engineers, Ltd.	122,000	233,456
United Envirotech, Ltd.	255,000	88,060
United Industrial Corp., Ltd.	666,000	1,194,330
United Overseas Bank, Ltd.	251,823	3,634,792
UOB-Kay Hian Holdings, Ltd.	261,000	337,711
UOL Group, Ltd.	508,000	1,790,314
Venture Corp., Ltd.	247,000	1,732,876
WBL Corp., Ltd.	225,676	742,131
#Wheelock Properties, Ltd.	259,347	391,325
#Wilmar International, Ltd.	147,000	730,425
Wing Tai Holdings, Ltd.	490,100	665,148
Xpress Holdings, Ltd.	474,000	25,732
#Yangzijiang Shipbuilding Holdings, Ltd.	816,000	1,182,663
#Yanlord Land Group, Ltd.	622,000	831,493
YHI International, Ltd.	96,000	20,043
Yongnam Holdings, Ltd.	671,000	156,067

TOTAL SINGAPORE		81,994,738

SPAIN — (2.1%)
#Abengoa SA	26,637	738,105
Abertis Infraestructuras SA	104,723	2,070,921
#Acciona SA	21,510	1,893,707
#Acerinox SA	108,150	1,773,996
#Actividades de Construccion y Servicios SA	60,589	3,180,737
Adolfo Dominguez SA	2,648	35,285

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Almirall SA	90,093	$854,236
*Amper SA	12,115	66,298
Antena 3 de Television SA	33,475	342,962
*Azkoyen SA	14,561	48,551
#Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	858,383	11,287,736
#Banco de Sabadell SA	748,874	3,644,909
#*Banco de Valencia SA	109,348	617,200
#Banco Espanol de Credito SA	122,647	1,230,807
Banco Guipuzcoano SA	94,292	517,406
#Banco Pastor SA	145,146	709,521
#Banco Popular Espanol SA	536,929	3,477,264
Banco Santander SA (5705946)	397,562	5,102,950
*Banco Santander SA (B4R7379)	5,095	65,459
#Banco Santander SA Sponsored ADR	2,151,591	27,561,881
#Bankinter SA	196,084	1,308,055
*Baron de Ley SA	2,832	175,853
#Bolsas y Mercados Espanoles SA	33,088	902,854
Caja de Ahorros del Mediterraneo SA	8,314	85,006
Campofrio Food Group SA	20,352	208,442
#Cementos Portland Valderrivas SA	12,453	255,833
Cia Espanola de Petroleos SA	7,824	186,307
*Cie Automotive SA	2,844	15,400
Cintra Concesiones de Infraestructuras de Transporte SA	243,355	2,776,672
*Codere SA	4,820	53,615
Construcciones y Auxiliar de Ferrocarriles SA	3,414	1,925,533
#*Corporacion Dermoestetica SA	10,205	27,514
Criteria Caixacorp SA	505,483	2,855,823
Dinamia SA	693	8,413
*Dogi International Fabrics SA	13,276	11,826
#Duro Felguera SA	25,977	223,115
Ebro Foods SA	100,501	2,210,194
#*EDP Renovaveis SA	144,407	837,648
Elecnor SA	6,947	96,665
Enagas SA	89,060	1,964,357
*Ercros SA	60,122	68,452
Faes Farma SA	32,633	135,595
Fersa Energias Renovables SA	1,015	1,695
#Fomento de Construcciones y Contratas SA	29,296	790,989
#*Gamesa Corp Tecnologica SA	56,109	390,816
Gas Natural SDG SA	118,807	1,740,346
#*General de Alquiler de Maquinaria SA	12,685	34,250
#*Gestevision Telec, Inc. SA	50,443	643,694
#Grifols SA	23,004	372,908
Grupo Catalana Occidente SA	55,676	1,161,480
#*Grupo Empresarial Ence SA	188,772	688,011
*Grupo Ezentis SA	201,287	163,087
*Grupo Tavex SA	13,157	8,668
Iberdrola Renovables SA	461,629	1,559,624
#*Iberdrola SA	385,936	3,260,714
*Iberia Lineas Aereas de Espana SA	276,510	1,214,627
Iberpapel Gestion SA	4,081	78,565
Indra Sistemas SA	37,920	743,030
#Industria de Diseno Textil SA	14,898	1,244,294
*Jazztel P.L.C.	111,041	510,514
*La Seda de Barcelona SA	1,491,141	145,252
Laboratorios Farmaceuticos Rovi SA	2,861	21,502
Mapfre SA	244,725	813,213
Miquel y Costas & Miquel SA	9,539	272,058
#*Natra SA	10,905	31,778
*Natraceutical SA	91,207	48,392
#*NH Hoteles SA	127,648	670,275

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Obrascon Huarte Lain SA	15,618	$511,440
*Papeles y Cartones de Europa SA	53,512	286,969
Pescanova SA	7,101	231,654
Prim SA	5,102	41,076
#*Promotora de Informaciones SA	52,477	135,732
Prosegur Cia de Seguridad SA	9,343	559,309
*Realia Business SA	136,722	288,259
Red Electrica Corporacion SA	26,929	1,353,222
*Renta Corp. Real Estate SA	781	1,865
Repsol YPF SA	1,793	49,721
#Repsol YPF SA Sponsored ADR	266,253	7,372,546
#*Sacyr Vallehermoso SA	58,273	382,683
*Service Point Solutions SA	60,668	45,664
#*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	56,486	90,259
Sol Melia SA	61,819	616,688
Solaria Energia y Medio Ambiente SA	17,034	37,183
#*SOS Corp Alimentaria SA	58,124	127,881
Tecnicas Reunidas SA	5,774	359,205
Telecomunicaciones y Energia SA	33,041	117,246
Telefonica SA	5,983	161,677
#Telefonica SA Sponsored ADR	72,100	5,850,194
*Tubacex SA	104,916	368,693
*Tubos Reunidos SA	95,313	255,207
Unipapel SA	4,501	68,915
#*Urbas Guadahermosa SA	8,757	878
*Vertice Trescientos Sesenta Grados SA	1,752	523
Vidrala SA	13,737	404,695
Viscofan SA	35,568	1,239,227
*Vocento SA	34,637	178,194
*Vueling Airlines SA	602	8,432
Zardoya Otis SA	25,109	418,599
#*Zeltia SA	53,045	237,661

TOTAL SPAIN		119,964,382

SWEDEN — (2.4%)
Aarhuskarlshamn AB	24,977	588,385
#Acando AB	79,449	136,172
#*Active Biotech AB	14,592	253,909
Addtech AB Series B	2,691	63,021
AF AB	30,994	539,840
Alfa Laval AB	50,974	884,645
*Anoto Group AB	29,000	16,727
Aros Quality Group AB	5,000	39,765
Assa Abloy AB Series B	100,032	2,565,045
Atlas Copco AB Series A	51,700	1,080,438
Atlas Copco AB Series B	26,200	499,873
Avanza Bank Holding AB	7,122	234,338
Axfood AB	7,002	245,651
#Axis Communications AB	14,072	221,358
B&B Tools AB	23,018	348,160
#*BE Group AB	31,549	191,374
Beiger Electronics AB	345	8,869
Beijer Alma AB	8,058	166,320
*Betsson AB	4,980	77,061
Bilia AB Series A	19,334	344,628
Billerud AB	110,974	893,130
*BioGaia AB Series B	2,753	37,915
*BioInvent International AB	5,191	20,248
*BioPhausia AB	37,143	3,556
Biotage AB	44,000	46,442
Boliden AB	276,734	4,698,765

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
*Bure Equity AB	123,011	$600,351
#Cantena AB	500	10,463
Cardo AB	12,717	490,686
#Clas Ohlson AB Series B	69,373	1,190,647
#*Cloetta AB	14,784	85,604
Concordia Maritime AB Series B	30,791	89,117
*CyberCom Group AB	6,233	21,759
*Diamyd Medical AB	5,062	101,305
Duni AB	23,699	225,883
*East Capital Explorer AB	22,995	254,700
Electrolux AB Series B	149,308	3,616,531
Elekta AB Series B	26,546	1,004,086
Enea AB	17,746	123,916
#*Eniro AB	195,213	126,585
Fagerhult AB	2,628	55,361
G & L Beijer AB Series B	3,215	111,516
Getinge AB	78,735	1,667,128
*Geveko AB	1,000	1,995
*Gunnebo AB	42,991	276,605
Hakon Invest AB	42,117	773,587
*Haldex AB	53,725	643,075
Hennes & Mauritz AB Series B	58,708	2,067,749
#Hexagon AB	135,521	2,757,622
Hexpol AB	16,554	331,795
*HIQ International AB	30,399	158,421
Hoganas AB Series B	20,552	723,637
Holmen AB	49,749	1,579,256
#HQ AB	7,831	8,320
Husqvarna AB Series A	55,284	388,203
#Husqvarna AB Series B	319,851	2,250,834
*Industrial & Financial Systems AB Series B	14,582	207,420
Indutrade AB	4,400	131,791
Intrum Justitia AB	56,267	775,992
JM AB	50,699	1,100,565
#KappAhl AB	16,200	145,504
#*Karo Bio AB	29,381	18,261
#KNOW IT AB	12,948	126,918
Lagercrantz Group AB Series B	10,000	63,273
Lammhults Design Group AB	2,400	14,925
*LBi International NV	59	119
*Lindab International AB	47,953	681,651
*Loomis AB	64,138	803,880
*Lundin Petroleum AB	207,839	1,968,464
#Meda AB Series A	214,252	1,761,912
*Medivir AB	6,598	122,416
Mekonomen AB	2,744	86,565
*Micronic Mydata AB	79,500	145,185
Modern Times Group AB Series B	35,059	2,518,881
#Munters AB	42,372	487,135
NCC AB Series B	59,760	1,275,117
*Net Entertainment NE AB	2,106	22,928
#*Net Insight AB	65,611	38,946
#New Wave Group AB Series B	36,650	235,661
NIBE Industrier AB	30,566	376,477
Niscayah Group AB	83,668	144,259
*Nobia AB	141,015	1,099,449
Nolato AB Series B	15,329	195,909
#Nordea Bank AB	1,048,729	11,547,196
*Nordnet AB	7,246	25,230
#*Northland Resources SA	32,848	85,349
OEM International AB Series B	9,300	70,254

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#*Opcon AB	8,580	$24,335
#*ORC Software AB	6,568	110,317
#*Orexo AB	3,300	20,905
Oriflame Cosmetics SA	12,458	706,022
*Pa Resources AB	214,672	171,870
#*Partnertech AB	1,500	5,366
Peab AB Series B	138,673	1,105,288
*Pricer AB	579,372	66,776
*Proffice AB	24,725	95,796
#Q-Med AB	20,895	172,065
#Ratos AB	88,851	3,167,869
RaySearch Laboratories AB	24,042	136,570
Readsoft AB Series B	7,000	12,284
*Rederi AB Transatlantic	19,360	77,284
*Rezidor Hotel Group AB	60,159	346,363
*rnb Retail & Brands AB	91,304	104,611
#*Rottneros AB	115,998	81,014
Saab AB	55,883	874,353
Sandvik AB	94,964	1,431,692
#*SAS AB	146,950	558,088
Scania AB Series B	18,960	403,136
#*Seco Tools AB	13,907	204,492
Securitas AB Series B	117,718	1,287,836
*Semcon AB	3,200	13,918
*Sintercast AB	2,200	16,886
#Skandinaviska Enskilda Banken AB Series A	841,553	6,524,053
Skanska AB Series B	163,238	3,123,871
SKF AB Series A	2,588	66,977
SKF AB Series B	58,639	1,515,806
Skistar AB	6,500	129,450
#SSAB AB Series A	184,847	2,592,159
SSAB AB Series B	85,136	1,053,149
*Studsvik AB	3,680	37,650
Svenska Cellulosa AB Series B	344,421	5,339,549
Svenska Handelsbanken AB Series A	165,078	5,400,323
Sweco AB	13,785	117,698
#*Swedbank AB Series A	434,945	6,082,078
Swedish Match AB	55,000	1,538,618
*Swedish Orphan Biovitrum AB	49,774	299,061
Systemair AB	417	5,635
Tele2 AB Series B	155,218	3,411,242
*Telefonaktiebolaget LM Ericsson AB	356,986	3,925,989
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	626,060	6,880,399
TeliaSonera AB	678,919	5,670,991
*TradeDoubler AB	25,102	119,229
Trelleborg AB Series B	220,455	2,077,692
Vitrolife AB	6,000	31,120
*Volvo AB Series A	122,357	1,618,782
*Volvo AB Series B	231,984	3,140,670
#*Volvo AB Sponsored ADR	70,300	952,565

TOTAL SWEDEN		135,069,896

SWITZERLAND — (5.4%)
ABB, Ltd. AG	86,839	1,798,759
ABB, Ltd. AG Sponsored ADR	424,571	8,784,374
Acino Holding AG	3,013	267,432
*Actelion, Ltd. AG	21,677	1,082,943
#Adecco SA	124,962	6,991,846
Advanced Digital Broadcast Holdings SA	3,871	109,906
*Affichage Holding SA	689	95,822
*AFG Arbonia-Forster Holding AG	5,974	142,805

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Allreal Holding AG	10,109	$1,393,935
Also Holding AG	635	35,465
Aryzta AG	58,639	2,598,578
*Ascom Holding AG	25,555	339,056
#Bachem Holdings AG	4,193	238,793
Baloise Holding AG	55,856	5,160,928
Bank Coop AG	3,692	253,350
#Bank Sarasin & Cie AG Series B	60,296	2,206,471
Banque Cantonale de Geneve SA	912	200,091
Banque Cantonale Vaudoise AG	2,879	1,399,400
Banque Privee Edmond de Rothschild SA	10	240,769
#Barry Callebaut AG	2,134	1,720,273
*Basilea Pharmaceutica AG	3,501	245,596
Basler Kantonalbank AG	4,603	665,080
Belimo Holdings AG	139	239,447
Bell Holding AG	80	131,128
Bellevue Group AG	5,360	164,283
Berner Kantonalbank AG	2,808	681,968
BKW FMB Energie AG	5,873	400,229
*Bobst Group AG	6,641	297,347
Bossard Holding AG	2,478	264,146
#Bucher Industries AG	6,182	949,411
Burckhardt Compression Holding AG	1,626	386,964
Carlo Gavazzi Holding AG	209	36,128
Centralschweizerische Kraftwerke AG	449	150,486
*Charles Voegele Holding AG	4,882	258,208
*Cicor Technologies, Ltd.	911	31,868
*Cie Financiere Tradition SA	666	73,064
*Clariant AG	349,806	5,915,969
Coltene Holding AG	673	37,902
Compagnie Financiere Richemont SA Series A	232,579	11,600,624
Conzzeta AG	142	259,555
Credit Suisse Group AG	18,871	781,233
#Credit Suisse Group AG Sponsored ADR	405,680	16,835,720
*Cytos Biotechnology AG	1,001	14,437
Daetwyler Holding AG	5,732	425,343
Datacolor AG	34	11,573
*Dottikon ES Holding AG	89	20,797
#*Dufry AG	15,511	1,804,891
#EFG International AG	41,257	507,771
EGL AG	507	346,558
Emmi AG	2,233	371,766
#EMS-Chemie Holding AG	9,412	1,463,445
Energiedienst Holding AG	7,704	398,515
*Feintol International Holding AG	147	49,273
Ferrexpo P.L.C.	24,102	125,226
Flughafen Zuerich AG	6,039	2,226,461
Forbo Holding AG	1,472	792,831
#Galenica Holding AG	3,598	1,738,869
*GAM Holding AG	174,022	2,749,360
Geberit AG	10,697	2,050,229
*George Fisher AG	6,755	2,894,640
Givaudan SA	6,351	6,544,076
Gurit Holding AG	397	216,744
Helvetia Holding AG	8,121	2,860,466
#Holcim, Ltd. AG	196,366	12,232,874
Implenia AG	5,906	177,423
*Interroll-Holding AG	417	144,292
Julius Baer Group, Ltd. AG	91,258	3,851,017
Kaba Holding AG	1,991	667,750
#*Kardex AG	3,426	96,581

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Komax Holding AG	2,546	$236,599
Kudelski SA	49,220	1,258,909
#Kuehne + Nagel International AG	13,624	1,685,411
Kuoni Reisen Holding AG	2,640	1,132,303
*LEM Holding SA	2,962	1,304,909
Liechtensteinische Landesbank AG	1,182	80,172
#*LifeWatch AG	9,950	106,296
Lindt & Spruengli AG	22	630,661
#*Logitech International SA (B18ZRK2)	91,981	1,743,824
#*Logitech International SA (H50430232)	5,100	95,829
*Lonza Group AG	36,561	3,200,649
#Luzerner Kantonalbank AG	2,094	666,305
Metall Zug AG	128	402,721
*Meyer Burger Technology AG	16,898	537,300
*Micronas Semiconductor Holding AG	20,942	187,424
*Mikron Holding AG	53,246	404,237
Mobilezone Holding AG	6,928	73,822
Mobimo Holding AG	5,192	995,007
Nestle SA	546,164	29,915,857
Nobel Biocare Holding AG	32,030	529,552
Novartis AG	879	50,932
#*Novartis AG ADR	478,626	27,736,377
*OC Oerlikon Corp. AG	128,482	671,812
Orascom Development Holding AG	2,498	151,624
#Orell Fuessli Holding AG	435	63,277
*Panalpina Welttransport Holding AG	13,833	1,727,928
Partners Group Holding AG	4,415	807,690
Petroplus Holdings AG	77,794	918,975
#Phoenix Mecano AG	1,022	664,424
*Precious Woods Holding AG	1,929	47,398
*PubliGroupe SA	5,903	579,709
*Rieters Holdings AG	4,511	1,306,054
Roche Holding AG Bearer	5,170	788,775
#Roche Holding AG Genusschein	82,873	12,170,246
Romande Energie Holding SA	361	562,872
*Schaffner Holding AG	468	103,808
Schindler Holding AG	5,484	596,316
#*Schmolz + Bickenbach AG	2,113	39,175
#Schulthess Group AG	5,938	225,816
Schweiter Technologies AG	675	458,315
Schweizerische National-Versicherungs-Gesellschaft AG	14,379	466,056
SGS SA	1,177	1,882,586
*Siegfried Holding AG	2,163	208,628
Sika AG	1,777	3,523,638
Sonova Holding AG	7,666	887,887
St. Galler Kantonalbank AG	3,598	1,693,335
Straumann Holding AG	2,040	427,074
Sulzer AG	28,122	3,424,049
Swatch Group AG (7184725)	29,185	11,155,477
Swatch Group AG (7184736)	44,933	3,124,350
Swiss Life Holding AG	31,847	3,897,252
Swiss Reinsurance Co., Ltd. AG	178,698	8,585,925
#Swisscom AG	4,364	1,822,497
Swisscom AG Sponsored ADR	5,100	212,313
Swisslog Holding AG	159,613	142,618
*Swissmetal Holding AG	2,816	21,983
Swissquote Group Holding SA	3,174	150,224
Syngenta AG ADR	128,298	7,105,143
Tamedia AG	1,541	165,766
Tecan Group AG	10,848	755,049
#*Temenos Group AG	26,589	891,232

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Tornos SA	11,724	$134,728
*U-Blox AG	3,864	208,043
#*UBS AG	838,389	14,242,170
*UBS AG ADR	30,398	517,374
Valartis Group AG	9,154	222,141
#Valiant Holding AG	21,628	3,379,702
Valora Holding AG	5,050	1,333,823
Vaudoise Assurances Holding SA	655	152,182
Verwaltungs und Privat-Bank AG	3,287	356,921
#Von Roll Holding AG	57,443	304,547
#Vontobel Holdings AG	48,801	1,684,553
VZ Holding AG	681	72,312
Walliser Kantonalbank AG	173	121,817
Winterthur Technologie AG	413	20,926
WMH Walter Meier Holding AG	589	103,521
#Ypsomed Holdings AG	3,755	207,990
Zehnder Group AG	269	549,341
Zuger Kantonalbank AG	112	575,835
Zurich Financial Services AG	80,500	19,699,753

TOTAL SWITZERLAND		309,540,631

UNITED KINGDOM — (16.6%)
888 Holdings P.L.C.	31,323	23,010
A.G. Barr P.L.C.	18,558	363,962
Aberdeen Asset Management P.L.C.	1,345,598	3,832,558
Acal P.L.C.	6,247	23,029
Admiral Group P.L.C.	39,092	1,020,122
*AEA Technology P.L.C.	27,704	2,526
Aegis Group P.L.C.	514,485	1,036,994
*Afren P.L.C.	574,753	1,191,721
*Aga Rangemaster Group P.L.C.	42,331	58,959
Aggreko P.L.C.	97,313	2,455,559
Air Partner P.L.C.	2,004	12,609
*Alexon Group P.L.C.	5,157	1,449
*Alizyme P.L.C.	42,517	2,725
Alphameric P.L.C.	42,180	15,586
*Alterian P.L.C.	15,092	51,017
Alumasc Group P.L.C.	8,807	17,801
Amec P.L.C.	275,483	4,791,772
Amlin P.L.C.	379,579	2,472,150
Anglo American P.L.C.	536,326	24,989,149
Anglo Pacific Group P.L.C.	100,192	530,354
Anglo-Eastern Plantations P.L.C.	6,286	60,632
Anite P.L.C.	269,961	220,409
*Antisoma P.L.C.	646,856	65,460
Antofagasta P.L.C.	122,805	2,616,261
Arena Leisure P.L.C.	182,111	94,951
*Ark Therapeutics Group P.L.C.	217,227	16,029
ARM Holdings P.L.C.	12,223	71,361
#ARM Holdings P.L.C. Sponsored ADR	177,485	3,137,935
Ashmore Group P.L.C.	107,195	657,920
Ashtead Group P.L.C.	686,922	1,382,827
Associated British Foods P.L.C.	216,587	3,632,572
*Assura Group, Ltd. P.L.C.	54,999	38,714
#AstraZeneca P.L.C. Sponsored ADR	107,290	5,413,853
Atkins WS P.L.C.	75,858	915,930
*Autonomy Corp. P.L.C.	87,595	2,050,947
Aveva Group P.L.C.	28,259	674,375
*Avis Europe P.L.C.	129,258	467,433
Aviva P.L.C.	1,428,246	9,108,425
*Avon Rubber P.L.C.	8,371	20,789

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Axis-Shield P.L.C.	22,609	$93,951
Babcock International Group P.L.C.	222,108	2,064,138
BAE Systems P.L.C.	1,346,026	7,430,145
Balfour Beatty P.L.C.	571,103	2,532,242
Barclays P.L.C. Sponsored ADR	1,016,357	17,938,701
*Barratt Developments P.L.C.	1,293,556	1,616,830
BBA Aviation P.L.C.	558,382	1,800,284
Beazley P.L.C.	695,192	1,343,949
Bellway P.L.C.	167,450	1,432,262
*Berkeley Group Holdings P.L.C. (The)	168,826	2,276,921
BG Group P.L.C.	598,458	11,649,727
#BG Group P.L.C. Sponsored ADR	27,200	2,647,920
BHP Billiton P.L.C.	15,526	550,011
#BHP Billiton P.L.C. ADR	77,600	5,494,080
Biocompatibles International P.L.C.	22,206	129,518
*Blacks Leisure Group P.L.C.	20,283	12,631
Bloomsbury Publishing P.L.C.	58,768	119,763
BlueBay Asset Management P.L.C.	20,388	159,507
Bodycote P.L.C.	338,328	1,433,626
*Bovis Homes Group P.L.C.	168,556	939,544
BP P.L.C.	79,890	543,029
*BP P.L.C. Sponsored ADR	717,376	29,290,462
Braemar Shipping Services P.L.C.	13,325	113,070
Brammer P.L.C.	24,061	75,050
Brewin Dolphin Holdings P.L.C.	201,145	446,599
Brit Insurance Holdings NV	113,031	1,891,845
#*British Airways P.L.C.	552,471	2,394,093
*British Airways P.L.C. Sponsored ADR	12,200	268,034
British American Tobacco P.L.C.	82,257	3,133,703
British American Tobacco P.L.C. Sponsored ADR	19,800	1,509,354
British Polythene Industries P.L.C.	25,012	97,782
British Sky Broadcasting Group P.L.C.	20,913	236,766
British Sky Broadcasting Group P.L.C. Sponsored ADR	24,700	1,112,982
Britvic P.L.C.	153,689	1,187,922
BSS Group P.L.C.	162,038	1,149,624
#BT Group P.L.C. Sponsored ADR	140,608	3,470,205
*BTG P.L.C.	131,785	510,539
Bunzl P.L.C.	176,872	2,094,060
Burberry Group P.L.C.	392,064	6,402,444
*Cable & Wireless Communications P.L.C.	2,224,822	1,907,131
Cable & Wireless Worldwide P.L.C.	2,492,691	2,801,107
*Cairn Energy P.L.C.	577,820	3,571,226
Camellia P.L.C.	198	30,584
Capita Group P.L.C.	63,460	779,195
*Capital & Regional P.L.C.	109,371	59,967
Carclo P.L.C.	21,066	73,605
Carillion P.L.C.	545,105	3,010,862
Carnival P.L.C.	34,284	1,481,259
#Carnival P.L.C. ADR	86,903	3,786,364
Carpetright P.L.C.	7,935	89,969
*Carphone Warehouse Group P.L.C.	181,355	882,237
Carr’s Milling Industries P.L.C.	2,672	27,256
Castings P.L.C.	21,365	87,593
Catlin Group, Ltd. P.L.C.	475,532	2,655,247
Centaur Media P.L.C.	79,311	67,882
Centrica P.L.C.	705,472	3,753,887
Charles Stanley Group P.L.C.	6,583	26,230
Charles Taylor Consulting P.L.C.	11,746	36,344
Charter International P.L.C.	218,827	2,590,914
Chaucer Holdings P.L.C.	251,687	205,474
Chemring Group P.L.C.	7,068	339,532

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Chesnara P.L.C.	128,213	$445,219
Chime Communications P.L.C.	19,035	63,487
*Chrysalis Group P.L.C.	4,723	8,348
Cineworld Group P.L.C.	1,667	5,962
Clarkson P.L.C.	6,526	111,131
*Clinton Cards P.L.C.	67,260	34,512
Close Brothers Group P.L.C.	186,784	2,308,853
Cobham P.L.C.	485,287	1,800,942
Collins Stewart P.L.C.	132,454	169,935
*Colt Group SA	353,179	685,003
Communisis P.L.C.	120,651	56,836
Compass Group P.L.C.	423,975	3,474,486
Computacenter P.L.C.	132,624	777,235
Connaught P.L.C.	102,162	27,256
Consort Medical P.L.C.	26,822	215,007
*Cookson Group P.L.C.	304,485	2,513,728
Corin Group P.L.C.	3,868	3,038
*Cosalt P.L.C.	12,162	686
Costain Group P.L.C.	9,513	31,973
Cranswick P.L.C.	44,917	644,356
Creston P.L.C.	18,283	25,926
Croda International P.L.C.	71,595	1,649,578
*CSR P.L.C.	226,324	1,155,288
Daily Mail & General Trust P.L.C. Series A	256,833	2,213,289
Dairy Crest Group P.L.C.	247,592	1,472,528
Davis Service Group P.L.C.	227,917	1,517,820
De La Rue P.L.C.	78,163	798,801
*Debenhams P.L.C.	1,651,506	2,021,327
Dechra Pharmaceuticals P.L.C.	24,189	205,604
Development Securities P.L.C.	123,132	463,762
Devro P.L.C.	191,737	692,533
Diageo P.L.C. Sponsored ADR	60,800	4,499,200
Dignity P.L.C.	21,188	223,043
Diploma P.L.C.	81,440	338,632
*Dixons Retail P.L.C.	4,272,787	1,833,184
Domino Printing Sciences P.L.C.	131,778	1,113,326
Domino’s Pizza UK & IRL P.L.C.	25,791	201,507
*Drax Group P.L.C.	284,641	1,734,646
DS Smith P.L.C.	499,772	1,348,178
*DTZ Holdings P.L.C.	9,294	6,787
Dunelm Group P.L.C.	28,656	221,367
*Dyson Group P.L.C.	3,999	1,041
*E2V Technologies P.L.C.	54,502	85,517
*eaga P.L.C.	153,682	152,659
*easyJet P.L.C.	165,228	1,207,417
Electrocomponents P.L.C.	440,584	1,723,648
Elementis P.L.C.	587,858	1,077,879
*EnQuest P.L.C.	345,717	714,714
*Enterprise Inns P.L.C.	650,879	1,190,299
Eurasian Natural Resources Corp. P.L.C.	118,384	1,651,541
Euromoney Institutional Investor P.L.C.	25,874	268,412
Evolution Group P.L.C.	269,316	381,119
Experian P.L.C.	262,099	3,045,546
F&C Asset Management P.L.C.	663,532	712,931
Fenner P.L.C.	137,712	576,401
Fiberweb P.L.C.	12,365	15,878
Fidessa Group P.L.C.	30,747	788,910
Filtrona P.L.C.	168,158	671,470
*Findel P.L.C.	342,686	91,975
Firstgroup P.L.C.	386,243	2,525,758
Forth Ports P.L.C.	39,129	826,872

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Fortune Oil P.L.C.	347,850	$41,782
French Connection Group P.L.C.	88,909	76,235
Fresnillo P.L.C.	15,588	312,130
Fuller Smith & Turner P.L.C.	36,790	349,448
Future P.L.C.	361,156	121,755
G4S P.L.C.	937,475	3,930,203
Galliford Try P.L.C.	107,408	524,876
Game Group P.L.C.	537,486	607,395
Games Workshop Group P.L.C.	7,668	52,070
*Gem Diamonds, Ltd. P.L.C.	115,611	367,609
Genus P.L.C.	41,129	556,708
GKN P.L.C.	1,314,139	3,733,838
GlaxoSmithKline P.L.C. Sponsored ADR	82,600	3,224,704
Go-Ahead Group P.L.C.	27,808	607,578
Greene King P.L.C.	291,094	1,950,916
Greggs P.L.C.	57,910	424,807
Guinness Peat Group P.L.C.	59,766	32,910
Halfords Group P.L.C.	167,488	1,136,670
Halma P.L.C.	253,936	1,329,429
Hampson Industries P.L.C.	243,309	124,752
Hansard Global P.L.C.	10,373	29,053
*Hardy Oil & Gas P.L.C.	17,474	52,152
Hardy Underwriting Group P.L.C.	21,636	102,552
Hargreaves Lansdown P.L.C.	80,332	603,336
Harvard International P.L.C.	6,399	3,136
Harvey Nash Group P.L.C.	28,747	23,864
Havelock Europa P.L.C.	13,179	2,156
Hays P.L.C.	607,627	1,076,083
Headlam Group P.L.C.	103,583	532,305
#Helical Bar P.L.C.	107,561	560,206
*Helphire P.L.C.	309,742	107,671
Henderson Group P.L.C.	824,494	1,735,302
Henry Boot P.L.C.	43,832	63,749
Heritage Oil P.L.C.	40,233	221,978
*Heywood Williams Group P.L.C.	30,224	678
Hikma Pharmaceuticals P.L.C.	127,684	1,609,875
Hill & Smith Holdings P.L.C.	99,260	482,570
Hiscox, Ltd. P.L.C.	503,798	2,859,581
#HMV Group P.L.C.	192,990	139,590
Hochschild Mining P.L.C.	95,224	738,731
Hogg Robinson Group P.L.C.	127,702	63,405
Holidaybreak P.L.C.	21,747	102,791
*Home Retail Group P.L.C.	560,454	1,965,372
Homeserve P.L.C.	236,555	1,718,033
Hornby P.L.C.	20,303	52,540
*Howden Joinery Group P.L.C.	1,093,385	1,361,137
HSBC Holdings P.L.C.	43,308	450,737
#HSBC Holdings P.L.C. Sponsored ADR	1,196,015	62,324,342
Hunting P.L.C.	77,667	801,703
Huntsworth P.L.C.	250,994	322,862
Hyder Consulting P.L.C.	12,864	79,217
ICAP P.L.C.	379,451	2,772,178
IG Group Holdings P.L.C.	192,580	1,629,286
*Imagination Technologies Group P.L.C.	107,118	745,215
IMI P.L.C.	291,635	3,687,922
Imperial Tobacco Group P.L.C.	125,837	4,030,224
Imperial Tobacco Group P.L.C. ADR	18,000	1,152,000
*Inchcape P.L.C.	468,359	2,617,320
Informa P.L.C.	479,364	3,351,714
Inmarsat P.L.C.	90,053	940,292
*Innovation Group P.L.C.	894,895	193,805

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Intec Telecom Systems P.L.C.	311,639	$359,035
Intercontinental Hotels Group P.L.C.	7,196	138,978
#Intercontinental Hotels Group P.L.C. ADR	82,523	1,596,820
Intermediate Capital Group P.L.C.	380,103	1,965,211
International Personal Finance P.L.C.	324,526	1,617,803
International Power P.L.C.	1,635,620	10,913,266
Interserve P.L.C.	119,108	383,160
Intertek Group P.L.C.	69,693	2,071,444
Invensys P.L.C.	554,079	2,559,666
Investec P.L.C.	471,272	3,761,220
*IP Group P.L.C.	174,476	81,204
ITE Group P.L.C.	38,841	114,977
*ITV P.L.C.	3,143,342	3,443,110
James Fisher & Sons P.L.C.	69,699	572,441
Jardine Lloyd Thompson Group P.L.C.	67,642	641,221
JD Sports Fashion P.L.C.	9,632	123,822
JD Wetherspoon P.L.C.	72,622	477,374
*JJB Sports P.L.C.	414,045	64,327
JKX Oil & Gas P.L.C.	99,497	447,802
John Menzies P.L.C.	18,774	145,288
John Wood Group P.L.C.	359,041	2,505,288
Johnson Matthey P.L.C.	150,207	4,606,389
*Johnston Press P.L.C.	1,456,828	297,542
Kazakhmys P.L.C.	151,166	3,185,266
Kcom Group P.L.C.	313,389	246,563
Keller Group P.L.C.	66,024	668,473
Kesa Electricals P.L.C.	659,944	1,677,915
Kewill P.L.C.	37,553	63,536
Kier Group P.L.C.	34,126	724,161
Kingfisher P.L.C.	2,252,411	8,580,813
*Kofax P.L.C.	35,274	161,391
Ladbrokes P.L.C.	687,249	1,450,377
Laird P.L.C.	192,801	460,398
Lamprell P.L.C.	81,234	437,332
Lancashire Holdings, Ltd. P.L.C.	184,772	1,679,906
Latchways P.L.C.	2,464	31,375
Laura Ashley Holdings P.L.C.	157,940	44,585
Lavendon Group P.L.C.	159,177	178,622
Legal & General Group P.L.C.	6,293,969	10,118,847
Liontrust Asset Management P.L.C.	4,633	6,489
*Lloyds Banking Group P.L.C.	11,686,370	12,844,830
*Lloyds Banking Group P.L.C. Sponsored ADR	678,129	2,970,205
Logica P.L.C.	1,578,443	3,273,112
*London Stock Exchange Group P.L.C.	161,851	1,902,442
*Lonmin P.L.C.	126,094	3,529,301
*Lookers P.L.C.	110,961	108,368
Low & Bonar P.L.C.	112,993	86,739
LSL Property Services P.L.C.	14,831	51,213
*Luminar Group Holdings P.L.C.	101,277	27,488
Man Group P.L.C.	1,764,724	7,375,899
*Management Consulting Group P.L.C.	253,841	101,396
*Manganese Bronze Holdings P.L.C.	3,904	4,620
Marks & Spencer Group P.L.C.	1,223,327	8,383,926
Marshalls P.L.C.	93,944	162,331
Marston’s P.L.C.	638,353	1,029,330
McBride P.L.C.	162,195	464,617
Mears Group P.L.C.	36,756	176,674
*Mecom Group P.L.C.	38,529	152,415
Meggitt P.L.C.	686,358	3,628,447
Melrose P.L.C.	459,840	2,074,717
Melrose Resources P.L.C.	72,915	382,322

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Michael Page International P.L.C.	82,897	$625,677
Micro Focus International P.L.C.	92,950	568,672
Millennium & Copthorne Hotels P.L.C.	192,301	1,679,282
*Minerva P.L.C.	81,885	119,367
*Misys P.L.C.	272,822	1,228,375
*Mitchells & Butlers P.L.C.	313,759	1,619,387
Mitie Group P.L.C.	320,436	1,043,124
MJ Gleeson Group P.L.C.	16,223	29,955
Mondi P.L.C.	388,509	3,234,902
Moneysupermarket.com Group P.L.C.	268,306	359,417
Morgan Crucible Co. P.L.C.	241,539	885,416
Morgan Sindall P.L.C.	47,970	518,007
Mothercare P.L.C.	70,847	596,778
Mouchel Group P.L.C.	47,646	64,785
*MWB Group Holdings P.L.C.	22,990	13,193
N Brown Group P.L.C.	148,066	713,080
*National Express Group P.L.C.	394,930	1,578,039
National Grid P.L.C.	13,441	127,105
#National Grid P.L.C. Sponsored ADR	74,141	3,520,215
NCC Group P.L.C.	8,070	62,013
Nestor Healthcare Group P.L.C.	46,858	73,627
Next P.L.C.	68,270	2,499,667
Northern Foods P.L.C.	276,232	209,391
*Northgate P.L.C.	78,823	309,444
Northumbrian Water Group P.L.C.	299,705	1,700,139
*Novae Group P.L.C.	87,874	515,552
Old Mutual P.L.C.	3,710,672	7,727,783
*Optos P.L.C.	2,240	4,014
*Oxford Biomedica P.L.C.	216,069	33,626
Oxford Instruments P.L.C.	21,584	187,413
Pace P.L.C.	279,442	916,642
*PartyGaming P.L.C.	67,272	271,320
PayPoint P.L.C.	9,427	48,168
#Pearson P.L.C. Sponsored ADR	607,283	9,352,158
*Pendragon P.L.C.	375,315	129,590
Pennon Group P.L.C.	215,120	2,146,848
*Persimmon P.L.C.	411,644	2,248,656
Petrofac, Ltd. P.L.C.	33,407	782,844
Petropavlovsk P.L.C.	93,028	1,441,837
Phoenix IT Group, Ltd. P.L.C.	33,310	131,414
Photo-Me International P.L.C.	823,881	930,811
Pinewood Shepperton P.L.C.	31,209	81,587
*Pinnacle Staffing Group P.L.C.	15,255	306
Premier Farnell P.L.C.	271,574	1,183,044
*Premier Foods P.L.C.	2,139,465	604,231
*Premier Oil P.L.C.	48,099	1,295,582
*Prostrakan Group P.L.C.	55,036	65,297
Provident Financial P.L.C.	60,295	740,623
Prudential P.L.C.	56,043	566,824
#Prudential P.L.C. ADR	366,556	7,404,431
Psion P.L.C.	94,664	140,267
*Puma Brandenburg, Ltd. (B61F3J5)	90,186	5,900
*Puma Brandenburg, Ltd. (B62NCQ8)	90,186	11,297
*Punch Taverns P.L.C.	803,360	922,538
PV Crystalox Solar P.L.C.	213,479	181,436
PZ Cussons P.L.C.	198,654	1,283,036
Qinetiq P.L.C.	660,334	1,136,221
*Quintain Estates & Development P.L.C.	331,484	210,204
R.E.A. Holdings P.L.C.	11,361	124,853
*Randgold Resources, Ltd.	4,700	440,511
Rank Group P.L.C.	236,514	483,904

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Rathbone Brothers P.L.C.	36,276	$517,407
*Raymarine P.L.C.	10,990	3,170
Reckitt Benckiser Group P.L.C.	58,545	3,270,837
*Redrow P.L.C.	350,237	619,713
Reed Elsevier P.L.C.	7,445	63,873
#Reed Elsevier P.L.C. ADR	37,941	1,301,756
Regus P.L.C.	806,085	1,116,317
Renishaw P.L.C.	28,314	525,079
#*Renovo Group P.L.C.	132,895	70,196
*Rentokil Initial P.L.C.	934,753	1,483,320
Resolution, Ltd. P.L.C.	1,188,601	4,983,009
Restaurant Group P.L.C.	122,168	552,526
Rexam P.L.C.	927,144	4,722,356
Ricardo P.L.C.	27,069	128,398
Rightmove P.L.C.	47,459	605,050
Rio Tinto P.L.C.	113,242	7,355,139
#Rio Tinto P.L.C. Sponsored ADR	182,907	11,910,904
RM P.L.C.	31,960	86,956
Robert Walters P.L.C.	96,470	522,623
Robert Wiseman Dairies P.L.C.	46,940	246,493
ROK P.L.C.	63,943	20,511
*Rolls-Royce Group P.L.C. (3283648)	704,863	7,312,792
*Rolls-Royce Group P.L.C. (B520WF1)	45,111,232	72,284
Rotork P.L.C.	37,868	1,015,422
#*Royal Bank of Scotland Group P.L.C. Sponsored ADR	302,157	4,345,018
#Royal Dutch Shell P.L.C. ADR	1,054,306	67,812,962
Royal Dutch Shell P.L.C. Series B	109,362	3,499,782
RPC Group P.L.C.	117,028	575,350
RPS Group P.L.C.	208,763	686,342
RSA Insurance Group P.L.C.	3,541,418	7,429,798
S&U P.L.C.	2,614	25,081
SABmiller P.L.C.	396,880	12,876,248
Sage Group P.L.C.	1,083,003	4,673,155
Sainsbury (J.) P.L.C.	733,434	4,579,312
*Salamander Energy P.L.C.	135,228	473,391
Savills P.L.C.	133,784	705,162
Schroders P.L.C.	104,402	2,639,202
Schroders P.L.C. Non-Voting	47,239	955,574
Scottish & Southern Energy P.L.C.	145,127	2,682,015
*SDL P.L.C.	123,603	1,190,310
Senior P.L.C.	320,689	680,498
Serco Group P.L.C.	91,948	904,568
Severfield-Rowen P.L.C.	116,278	448,892
Severn Trent P.L.C.	85,941	1,921,289
Shanks Group P.L.C.	445,455	793,436
Shire P.L.C.	2,251	52,825
Shire P.L.C. ADR	19,600	1,373,960
*SIG P.L.C.	795,427	1,445,387
*SkyePharma P.L.C. Sponsored ADR	80	43
Smith & Nephew P.L.C.	7,085	62,253
#Smith & Nephew P.L.C. Sponsored ADR	34,400	1,509,472
Smiths Group P.L.C.	81,036	1,546,630
Smiths News P.L.C.	123,090	227,975
*Soco International P.L.C.	176,740	888,208
*Southern Cross Healthcare, Ltd. P.L.C.	120,532	56,080
Spectris P.L.C.	103,458	1,870,079
Speedy Hire P.L.C.	147,048	58,218
Spirax-Sarco Engineering P.L.C.	35,426	1,026,029
Spirent Communications P.L.C.	2,392,683	5,507,671
Spirent Communications P.L.C. Sponsored ADR	25,100	232,928
*Sportech P.L.C.	87,812	59,913

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Sports Direct International P.L.C.	100,356	$225,105
SSL International P.L.C.	84,159	1,562,881
St. Ives Group P.L.C.	57,893	77,042
St. James’s Place P.L.C.	175,633	778,869
St. Modwen Properties P.L.C.	94,955	246,170
Stagecoach Group P.L.C.	297,923	997,894
Standard Chartered P.L.C.	837,301	24,218,941
Standard Life P.L.C.	2,377,425	8,642,790
Sthree P.L.C.	42,650	199,532
*STV Group P.L.C.	56,141	94,330
*Synergy Health P.L.C.	602	7,590
T Clarke P.L.C.	26,802	50,683
*TalkTalk Telecom Group P.L.C.	362,710	766,560
Tate & Lyle P.L.C.	407,706	3,283,063
*Taylor Wimpey P.L.C.	3,888,875	1,388,025
Ted Baker P.L.C.	12,672	125,044
*Telecity Group P.L.C.	150,602	1,202,216
Telecom Plus P.L.C.	23,457	146,407
Tesco P.L.C.	1,793,199	12,272,040
Thomas Cook Group P.L.C.	725,579	2,103,202
Thorntons P.L.C.	37,958	58,998
*Topps Tiles P.L.C.	36,015	36,768
*Travis Perkins P.L.C.	206,611	2,738,609
Tribal Group P.L.C.	44,362	43,996
*Trifast P.L.C.	29,862	19,351
*Trinity Mirror P.L.C.	340,299	579,835
*TT electronics P.L.C.	102,162	260,582
TUI Travel P.L.C.	193,627	655,206
Tullett Prebon P.L.C.	108,257	688,507
Tullow Oil P.L.C.	77,475	1,479,875
*UK Coal P.L.C.	116,239	68,851
UK Mail Group P.L.C.	12,676	79,080
Ultra Electronics Holdings P.L.C.	29,410	876,483
#Umeco P.L.C.	61,337	425,572
Unilever P.L.C.	17,957	517,711
Unilever P.L.C. Sponsored ADR	120,000	3,482,400
*Uniq P.L.C.	17,006	2,166
United Business Media P.L.C.	164,105	1,729,486
United Utilities Group P.L.C.	230,921	2,260,838
United Utilities Group P.L.C. ADR	10,818	212,033
UTV Media P.L.C.	119,515	266,029
*Vectura Group P.L.C.	232,978	225,578
Vedanta Resources P.L.C.	81,742	2,718,296
*Vernalis P.L.C.	2,914	2,100
Victrex P.L.C.	40,288	833,815
Vislink P.L.C.	25,526	8,275
Vitec Group P.L.C. (The)	21,322	194,897
Vodafone Group P.L.C.	806,505	2,204,677
Vodafone Group P.L.C. Sponsored ADR	1,797,431	49,447,327
*Volex Group P.L.C.	13,778	62,622
Vp P.L.C.	11,576	30,970
*Wagon P.L.C.	17,912	359
Weir Group P.L.C. (The)	136,924	3,417,457
Wellstream Holdings P.L.C.	78,412	929,341
WH Smith P.L.C.	144,543	1,121,274
Whitbread P.L.C.	165,657	4,493,942
William Hill P.L.C.	708,934	1,823,821
William Morrison Supermarkets P.L.C.	1,284,884	6,047,004
Wilmington Group P.L.C.	141,363	397,101
Wincanton P.L.C.	64,071	244,084
*Wolfson Microelectronics P.L.C.	182,321	744,031

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Wolseley P.L.C.	295,066	$7,848,657
*Wolseley P.L.C. ADR	62,362	164,636
WPP P.L.C.	18,201	211,513
#WPP P.L.C. Sponsored ADR	61,264	3,555,763
WSP Group P.L.C.	82,843	524,139
Xaar P.L.C.	21,799	84,039
Xchanging P.L.C.	158,927	330,683
XP Power, Ltd. P.L.C.	1,410	22,929
Xstrata P.L.C.	782,713	15,163,801
#*Yell Group P.L.C.	3,343,027	757,536
*Yule Catto & Co. P.L.C.	28,408	117,355

TOTAL UNITED KINGDOM		942,417,460

TOTAL COMMON STOCKS		4,842,073,540

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Village Roadshow, Ltd. Series A	59,646	139,214

GERMANY — (0.0%)
Fresenius SE	12,668	1,135,420

TOTAL PREFERRED STOCKS		1,274,634

RIGHTS/WARRANTS — (0.1%)
AUSTRALIA — (0.0%)
*IDT Australia, Ltd. Warrants 03/31/11	1,684	—
*White Energy Co., Ltd. Rights 10/22/10	12,276	15,632

TOTAL AUSTRALIA		15,632

AUSTRIA — (0.0%)
*EVN AG Rights 11/12/10	15,739	898

BELGIUM — (0.0%)
*Agfa-Gevaert NV STRIP VVPR	57,113	—
*Deceuninck NV STRIP VVPR	18,136	76
#*Elia System Operator SA NV STRIP VVPR	2,262	629
*Tessenderlo Chemie NV STRIP VVPR	1,380	768

TOTAL BELGIUM		1,473

FRANCE — (0.0%)
#*Establissements Maurel et Prom SA Warrants 06/30/14	163,084	43,807
#*Societe Industrielle D’Aviations Latecoere SA Warrants 07/30/15	1,760	2,988

TOTAL FRANCE		46,795

HONG KONG — (0.0%)
*Cheuk Nang Holdings, Ltd. Warrants 05/20/11	5,338	696
*Chun Wo Development Holdings, Ltd. Warrants 09/12/13	65,250	1,540
*Pacific Andes International Holdings, Ltd. Warrants 06/15/11	311,037	2,889
*Playmates Toys, Ltd. Warrants 08/04/12	4,771	52

TOTAL HONG KONG		5,177

ITALY — (0.0%)
*KME Group SpA Warrants 12/30/11	27,293	840

JAPAN — (0.0%)
*Oak Capital Corp. Warrants 11/30/11	10,100	—

UNITED KINGDOM — (0.1%)
*Management Consulting Group P.L.C. Warrants 12/31/11	11,747	565
*Standard Chartered P.L.C. Rights 11/05/10	104,662	3,030,063

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Xaar P.L.C. Rights 11/05/10	3,030	$ 3,884

TOTAL UNITED KINGDOM		3,034,512

TOTAL RIGHTS/WARRANTS		3,105,327

	Face Amount	Value†
	(000)

TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $7,960,000 FNMA 4.00%, 09/01/24, valued at $6,961,597) to be repurchased at $8,115,128	$8,115	8,115,000

	Shares/ Face Amount
	(000)

SECURITIES LENDING COLLATERAL — (14.6%)
§@DFA Short Term Investment Fund	826,241,868	826,241,868
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $1,118,211)## to be repurchased at $1,096,305	$1,096	1,096,285

TOTAL SECURITIES LENDING COLLATERAL		827,338,153

TOTAL INVESTMENTS — (100.0%) (Cost $5,623,297,840)		$5,681,906,654

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (91.8%)
AUSTRALIA — (4.6%)
*Adamus Resources, Ltd.	7,948	$4,763
Adelaide Brighton, Ltd.	35,023	122,741
*Aditya Birla Minerals, Ltd.	7,401	8,817
*AGL Energy, Ltd.	11,707	184,843
*AJ Lucas Group, Ltd.	8,887	20,779
Alesco Corp., Ltd.	10,006	24,417
#*Allied Gold, Ltd.	92,439	41,115
Alumina, Ltd.	302,126	603,709
Alumina, Ltd. Sponsored ADR	14,400	115,056
Amalgamated Holdings, Ltd.	14,869	91,384
*Amcom Telecommunications, Ltd.	172,880	57,438
Amcor, Ltd.	147,315	970,740
AMP, Ltd.	38,989	204,191
Ansell, Ltd.	17,816	236,825
*Antares Energy, Ltd.	32,145	14,957
APA Group, Ltd.	47,645	182,382
APN News & Media, Ltd.	63,964	121,304
*Aquila Resources, Ltd.	10,088	85,689
*ARB Corp., Ltd.	5,672	39,877
Aristocrat Leisure, Ltd.	24,758	85,304
*Asciano Group, Ltd.	156,629	240,624
#ASX, Ltd.	6,797	247,642
*Atlas Iron, Ltd.	52,309	129,155
*Aurora Oil & Gas, Ltd.	28,892	36,890
Ausdrill, Ltd.	48,224	113,030
Austal, Ltd.	7,332	17,615
*Austar United Communications, Ltd.	69,123	66,217
Austbrokers Holdings, Ltd.	1,390	6,798
Austereo Group, Ltd.	31,793	51,140
Austin Engineering, Ltd.	12,004	54,414
*Australasian Resources, Ltd.	31,503	6,887
Australia & New Zealand Banking Group, Ltd.	98,486	2,402,731
*Australian Agricultural Co., Ltd.	49,709	77,949
Australian Infrastructure Fund NL	80,194	155,556
Australian Pharmaceutical Industries, Ltd.	44,606	22,552
*Australian Worldwide Exploration, Ltd.	82,410	121,884
Automotive Holdings Group NL	31,819	71,212
AVJennings, Ltd.	6,380	3,547
*Avoca Resources, Ltd.	40,966	126,980
*AWB, Ltd.	92,586	134,781
AXA Asia Pacific Holdings, Ltd.	33,047	175,983
Babcock & Brown Infrastructure Group, Ltd.	4	20
Bank of Queensland, Ltd.	28,786	293,566
Beach Petroleum, Ltd.	118,692	77,955
Bendigo Bank, Ltd.	52,988	470,550
*Berkeley Resources, Ltd.	15,571	24,314
BHP Billiton, Ltd.	1,925	79,543
BHP Billiton, Ltd. Sponsored ADR	16,464	1,359,762
Billabong International, Ltd.	21,639	172,439
*Biota Holdings, Ltd.	34,184	32,473
Blackmores, Ltd.	345	9,300
BlueScope Steel, Ltd.	260,595	512,073
Boart Longyear Group NL	51,817	183,885
Boral, Ltd.	104,475	449,856
*Bow Energy, Ltd.	43,920	49,725
Bradken, Ltd.	20,617	165,799
Brambles, Ltd.	13,006	81,335
Brickworks, Ltd.	11,653	129,901

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Brockman Resources, Ltd.	4,951	$19,610
BT Investment Management, Ltd.	245	634
Cabcharge Australia, Ltd.	7,235	40,676
Caltex Australia, Ltd.	21,595	246,005
Campbell Brothers, Ltd.	8,290	285,561
Cape Lambert Iron Ore, Ltd.	88,627	35,514
Cardno, Ltd.	13,242	62,172
*Carnarvon Petroleum, Ltd.	87,903	42,323
*Catalpa Resources, Ltd.	13,813	27,037
Challenger Financial Services Group, Ltd.	74,729	337,055
Clough, Ltd.	65,000	42,354
*Coal of Africa, Ltd.	48,798	67,809
Coca-Cola Amatil, Ltd.	6,433	76,678
Cochlear, Ltd.	2,204	153,533
*Cockatoo Coal, Ltd.	87,903	47,072
Coffey International, Ltd.	27,380	28,400
Commonwealth Bank of Australia NL	51,776	2,489,035
Computershare, Ltd.	7,697	76,426
ConnectEast Group, Ltd.	280,146	119,208
*Conquest Mining, Ltd.	11,530	6,177
Consolidated Media Holdings, Ltd.	45,127	148,265
*Cooper Energy, Ltd.	44,322	19,494
Count Financial, Ltd.	1,292	1,656
Crane Group, Ltd.	12,299	91,482
Crown, Ltd.	36,305	297,317
CSG, Ltd.	1,891	3,322
CSL, Ltd.	4,569	147,346
CSR, Ltd.	214,406	383,204
*CudeCo., Ltd.	20,658	48,475
*Cue Energy Resources, Ltd.	17,852	6,930
*Customers, Ltd.	30,668	55,842
*Dart Energy, Ltd.	18,439	20,771
#David Jones, Ltd.	60,555	282,057
*Decmil Group, Ltd.	2,437	6,189
Devine, Ltd.	53,400	14,590
*Discovery Metals, Ltd.	31,063	35,630
Dominion Mining, Ltd.	9,742	28,676
Downer EDI, Ltd.	49,317	244,909
*Drillsearch Energy, Ltd.	100,000	5,872
DUET Group, Ltd.	100,519	171,321
*DuluxGroup, Ltd.	15,629	41,335
DWS Advanced Business Solutions, Ltd.	6,210	10,122
*Eastern Star Gas, Ltd.	60,068	49,752
*Elders, Ltd.	78,483	49,535
Emeco Holdings, Ltd.	38,194	33,373
*Energy World Corp., Ltd.	122,411	46,490
Envestra, Ltd.	147,535	75,297
#Fairfax Media, Ltd.	306,408	435,312
FKP Property Group, Ltd.	193,897	178,455
Fleetwood Corp., Ltd.	6,057	72,521
FlexiGroup, Ltd.	29,354	43,105
Flight Centre, Ltd.	9,755	218,277
*Flinders Mines, Ltd.	38,870	4,574
*Fortescue Metals Group, Ltd.	22,863	140,582
Foster’s Group, Ltd.	45,543	261,119
*Geodynamics, Ltd.	37,639	21,734
*Gindalbie Metals, Ltd.	91,248	93,988
*Giralia Resources NL	11,730	31,620
Goodman Fielder, Ltd.	202,935	295,042
Graincorp, Ltd. Series A	25,917	191,092
*Grange Resources, Ltd.	167,580	111,567

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
GUD Holdings, Ltd.	6,214	$63,659
*Gujarat NRE Coking Coal, Ltd.	24,143	15,349
*Gunns, Ltd.	80,351	53,517
GWA International, Ltd.	24,573	73,993
Harvey Norman Holdings, Ltd.	58,292	190,221
Hastie Group, Ltd.	26,379	40,031
Hills Industries, Ltd.	39,391	83,345
*Horizon Oil, Ltd.	133,673	47,015
*Icon Energy, Ltd.	52,698	9,526
iiNet, Ltd.	5,007	13,996
*Iluka Resources, Ltd.	49,974	330,763
*Imdex, Ltd.	46,977	56,571
IMF Australia, Ltd.	1,965	2,833
Incitec Pivot, Ltd.	187,931	688,143
Independence Group NL	14,714	101,268
Infigen Energy, Ltd.	86,150	62,250
Insurance Australia Group, Ltd.	143,822	537,896
*Integra Mining, Ltd.	151,656	76,130
*International Ferro Metals, Ltd.	90,350	43,798
#*Intrepid Mines, Ltd.	24,091	39,185
Invocare, Ltd.	12,546	80,470
IOOF Holdings, Ltd.	38,169	268,830
Iress Market Technology, Ltd.	8,789	75,415
*iSOFT Group, Ltd.	266,303	25,065
*Jabiru Metals, Ltd.	45,947	25,189
*James Hardie Industries SE Sponsored ADR	1,236	32,853
#JB Hi-Fi, Ltd.	6,986	136,141
Jetset Travelworld, Ltd.	25,000	21,432
*Kagara, Ltd.	60,876	45,556
#Kingsgate Consolidated, Ltd.	14,242	139,949
Leighton Holdings, Ltd.	3,797	136,635
Lend Lease Group NL	67,064	473,460
Linc Energy, Ltd.	11,929	22,727
*Lynas Corp., Ltd.	42,481	61,227
MAC Services Group, Ltd.	1,621	6,100
Macarthur Coal, Ltd.	24,642	290,531
MacMahon Holdings, Ltd.	33,273	16,184
Macquarie Group, Ltd.	25,318	900,185
*Mantra Resources, Ltd.	2,327	13,235
MAP Group, Ltd.	28,742	85,891
McMillan Shakespeare, Ltd.	5,584	38,883
McPherson’s, Ltd.	4,994	15,234
Melbourne IT, Ltd.	16,375	28,796
*MEO Australia, Ltd.	93,576	43,177
Mermaid Marine Australia, Ltd. (6156941)	15,192	42,455
*Mermaid Marine Australia, Ltd. (61569RR)	1,066	2,976
*Metals X, Ltd.	37,704	10,631
Metcash, Ltd.	46,402	198,646
*Minara Resources, Ltd.	54,438	40,528
Mincor Resources NL	34,793	60,947
*Mineral Deposits, Ltd.	52,538	59,254
Mineral Resources, Ltd.	23,936	232,829
*Mirabela Nickel, Ltd.	2,346	3,640
*Mitchell Communications Group, Ltd.	92,351	109,029
*Molopo Energy, Ltd.	43,705	43,606
#Monadelphous Group, Ltd.	3,185	52,186
*Mount Gibson Iron, Ltd.	104,588	207,791
*Murchison Metals, Ltd.	12,393	18,945
National Australia Bank, Ltd.	65,156	1,630,744
Navitas, Ltd.	23,297	87,409
*Neptune Marine Services, Ltd.	87,521	18,869

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*New Hope Corp., Ltd.	16,571	$79,428
Newcrest Mining, Ltd.	26,907	1,058,891
*Nexus Energy, Ltd.	30,268	13,873
NIB Holdings, Ltd.	74,922	91,647
*NRW Holdings, Ltd.	3,743	6,554
Nufarm, Ltd.	21,333	95,088
Oil Search, Ltd.	26,275	164,281
OneSteel, Ltd.	196,800	522,348
Orica, Ltd.	15,629	386,187
Origin Energy, Ltd.	68,800	1,077,083
*Orocobre, Ltd.	1,174	2,806
OrotonGroup, Ltd.	2,881	22,348
OZ Minerals, Ltd.	439,989	678,594
*Pacific Brands, Ltd.	139,051	148,090
*Paladin Energy, Ltd.	73,084	295,005
*Pan Pacific Petroleum NL	204,902	38,182
*PanAust, Ltd.	121,786	89,362
Panoramic Resources, Ltd.	28,452	65,736
*Paperlinx, Ltd.	118,324	51,622
Patties Foods, Ltd.	1,438	1,860
Peet, Ltd.	16,072	29,877
Perpetual Trustees Australia, Ltd.	3,322	123,339
*Pharmaxis, Ltd.	25,014	69,081
Photon Group, Ltd.	134,804	8,969
Platinum Asset Mangement, Ltd.	5,135	24,198
PMP, Ltd.	73,062	54,806
Premier Investments, Ltd.	10,054	68,073
#Primary Health Care, Ltd.	43,275	132,421
*Prime Aet&D Holdings No. 1 Non-Voting	4	—
Prime Media Group, Ltd.	39,708	25,352
*PrimeAg Australia, Ltd.	4,770	6,669
Programmed Maintenance Service, Ltd.	17,396	33,346
*Qantas Airways, Ltd.	122,209	341,198
QBE Insurance Group, Ltd.	25,571	430,119
Ramsay Health Care, Ltd.	9,989	153,272
Redflex Holdings, Ltd.	4,333	10,923
Reece Australia, Ltd.	591	12,902
*Reed Resources, Ltd.	19,892	10,420
Reject Shop, Ltd. (The)	2,325	41,892
*Resolute Mining, Ltd.	48,708	62,842
Retail Food Group, Ltd.	3,418	8,448
*Rex Minerals, Ltd.	15,350	37,577
*RHG, Ltd.	36,860	25,569
Ridley Corp., Ltd.	41,028	49,457
Rio Tinto, Ltd.	18,907	1,538,693
*Riversdale Mining, Ltd.	13,397	141,011
*Roc Oil Co., Ltd.	78,562	32,011
Ruralco Holdings, Ltd.	1,300	3,174
SAI Global, Ltd.	20,826	89,216
Salmat, Ltd.	11,000	44,275
*Sandfire Resources NL	3,714	29,219
Santos, Ltd.	47,696	589,753
*Saracen Mineral Holdings, Ltd.	53,183	31,909
Sedgman, Ltd.	9,069	18,427
Seek, Ltd.	8,870	62,898
Select Harvests, Ltd.	2,843	8,953
Servcorp, Ltd.	9,992	29,629
*Seven Group Holdings, Ltd.	22,576	163,403
Sigma Pharmaceuticals, Ltd.	174,020	77,036
*Silex System, Ltd.	5,714	29,410
Sims Metal Management, Ltd.	25,469	409,056

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Sims Metal Management, Ltd. Sponsored ADR	1,900	$30,305
*Skilled Group, Ltd.	6,497	9,341
SMS Management & Technology, Ltd.	6,316	42,371
Sonic Healthcare, Ltd.	22,910	244,428
Southern Cross Media Group, Ltd.	32,169	70,767
SP Ausnet, Ltd.	69,316	63,039
SP Telemedia, Ltd.	80,192	122,451
Spark Infrastructure Group, Ltd.	102,507	112,480
Specialty Fashion Group, Ltd.	1,964	2,564
*Sphere Minerals, Ltd.	26,557	64,509
Spotless Group, Ltd.	45,294	101,408
*St. Barbara, Ltd.	347,185	141,945
Straits Resources, Ltd.	21,527	39,464
STW Communications Group, Ltd.	51,543	48,419
Suncorp-Metway, Ltd.	114,548	1,034,086
*Sunland Group, Ltd.	21,844	16,995
Super Cheap Auto Group, Ltd.	12,569	82,054
TABCORP Holdings, Ltd. (6873262)	93,742	678,183
*TABCORP Holdings, Ltd. (B59GPT7)	10,416	75,298
*Tanami Gold NL	5,827	4,818
*Tap Oil, Ltd.	47,570	37,003
Tassal Group, Ltd.	24,227	32,767
Tatts Group, Ltd.	199,539	488,681
Telstra Corp., Ltd.	38,937	102,035
Telstra Corp., Ltd. ADR	600	7,920
*Ten Network Holdings, Ltd.	41,020	57,920
*TFS Corp., Ltd.	22,636	21,186
*Thakral Holdings Group, Ltd.	48,013	21,032
Thorn Group, Ltd.	2,364	3,840
Toll Holdings, Ltd.	73,968	449,966
Tower Australia Group, Ltd.	69,627	164,724
Transfield Services, Ltd.	35,082	119,150
Transfield Services, Ltd. Infrastructure Fund	56,117	36,757
*Transpacific Industries Group, Ltd.	82,015	99,297
Transurban Group, Ltd.	12,821	65,593
*Troy Resources NL	16,220	53,513
Trust Co., Ltd. (The)	1,137	6,792
UGL, Ltd.	16,395	236,997
UXC, Ltd.	31,427	15,487
*Virgin Blue Holdings, Ltd.	312,963	132,181
Washington H. Soul Pattinson & Co., Ltd.	23,821	305,394
Watpac, Ltd.	32,558	53,092
*WDS, Ltd.	33,762	22,430
Webjet, Ltd.	12,221	30,955
Wesfarmers, Ltd.	45,154	1,469,158
West Australian Newspapers Holdings, Ltd.	5,544	38,874
#Western Areas NL	4,482	25,858
Westpac Banking Corp.	61,206	1,362,868
*Whitehaven Coal, Ltd.	17,437	118,773
WHK Group, Ltd.	37,000	39,651
Wide Bay Australia, Ltd.	1,410	14,026
Woodside Petroleum, Ltd.	4,641	198,463
Woolworths, Ltd.	9,982	277,109
WorleyParsons, Ltd.	5,578	125,709

TOTAL AUSTRALIA		47,695,006

AUSTRIA — (0.4%)
Agrana Beteiligungs AG	553	54,216
Andritz AG	1,561	119,629
#*A-TEC Industries AG	3,557	19,309
*Austriamicrosystems AG	1,524	60,772

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRIA — (Continued)
BWIN Interactive Entertainment AG	2,292	$109,714
CAT Oil AG	3,029	27,216
Erste Group Bank AG	18,758	847,519
#EVN AG	3,117	49,479
Flughafen Wien AG	1,738	107,798
*Intercell AG	4,255	104,064
Kapsch TrafficCom AG	655	37,783
Lenzing AG	10	4,965
Mayr-Melnhof Karton AG	732	79,160
Oesterreichischen Post AG	3,093	93,624
OMV AG	11,844	442,985
#Raiffeisen Bank International AG	6,735	380,373
*RHI AG	982	32,589
Schoeller-Bleckmann Oilfield Equipment AG	1,468	108,258
Semperit AG Holding	982	43,024
Strabag SE	4,207	108,819
Telekom Austria AG	9,625	147,397
Uniqa Versicherungen AG	1,169	24,188
Verbund AG	554	22,162
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,487	241,238
Voestalpine AG	16,373	650,164
*Wienerberger AG	14,891	250,958
Zumtobel AG	2,513	51,434

TOTAL AUSTRIA		4,218,837

BELGIUM — (0.8%)
*Ablynx NV	5,291	60,811
Ackermans & van Haaren NV	2,967	255,976
#*Agfa-Gevaert NV	54,389	317,630
Anheuser-Busch InBev NV	5,871	368,722
Anheuser-Busch InBev NV Sponsored ADR	900	56,610
*Arseus NV	4,228	60,547
Banque Nationale de Belgique SA	24	120,983
*Barco NV	2,803	166,032
Bekaert SA	1,338	410,166
Belgacom SA	3,831	150,435
Colruyt SA	2,370	133,773
Compagnie d’Entreprises SA	1,782	111,169
Compagnie Immobiliere de Belgique SA	189	7,979
Compagnie Maritime Belge SA	2,959	89,511
*Deceuninck NV	18,601	46,259
Delhaize Group SA	68	4,753
Delhaize Group SA Sponsored ADR	13,449	947,617
#*Dexia SA	56,293	250,847
D’Ieteren SA	570	311,101
Econocom Group SA	2,034	28,459
Elia System Operator SA NV	1,718	65,016
Euronav SA	5,837	97,585
#EVS Broadcast Equipment SA	602	37,807
Exmar NV	6,671	49,916
*Galapagos NV	518	8,516
*Hansen Transmissions International NV	18,419	13,189
*Ion Beam Applications SA	1,684	20,618
*KBC Groep NV	11,303	492,184
Kinepolis Group NV	1,121	80,945
Mobistar SA	1,159	76,726
#Nyrstar NV	15,610	230,265
Omega Pharma SA	3,161	147,859
Recticel SA	6,887	72,225
Resilux SA	348	27,298
*Roularta Media Group NV	657	20,780

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
Sioen Industries NV	4,172	$34,581
Sipef NV	850	67,895
#Solvay SA	8,168	865,566
Telenet Group Holding NV	4,618	193,387
Tessenderlo Chemie NV	7,025	240,398
#*ThromboGenics NV	1,732	44,871
*TiGenix NV	8,625	23,203
#UCB SA	14,043	544,756
Umicore SA	11,188	527,172
Van de Velde NV	560	29,333

TOTAL BELGIUM		7,911,471

BRAZIL — (2.2%)
Acos Villares SA	208,500	103,005
AES Tiete SA	3,400	39,733
*All America Latina Logistica SA	45,300	428,409
*Amil Participacoes SA	7,440	74,824
Anhanguera Educacional Participacoes SA	7,100	138,634
B2W Cia Global Do Varejo	5,500	99,921
Banco ABC Brasil SA	17,150	157,853
Banco Alfa de Investimento SA	14,300	64,170
Banco Bradesco SA	52,681	839,649
Banco Daycoval SA	16,300	115,039
Banco do Brasil SA	35,934	695,729
Banco Industrial e Comercial SA	10,100	95,042
Banco Panamericano SA	27,000	120,526
Banco Santander Brasil SA ADR	62,145	894,888
Bematech SA	6,000	35,111
BM&F Bovespa SA	193,200	1,611,231
BR Malls Participacoes SA	48,200	452,717
Brasil Brokers Participacoes SA	23,200	126,759
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	182,880	116,162
*Brasil Telecom SA ADR	144	1,325
BRF - Brasil Foods SA	9,416	135,899
BRF - Brasil Foods SA ADR	31,160	455,871
Brookfield Incorporacoes SA	35,500	191,457
Camargo Correa Desenvolvimento Imobiliario SA	12,400	59,364
*Centrais Eletricas Brasileiras SA Sponsored ADR	2,800	39,116
Centrais Eletricas Brasilerias SA	3,500	47,962
Cia de Concessoes Radoviarias	5,300	143,386
Cia de Gas de Sao Paulo SA	1,400	29,889
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,300	197,628
Cia de Saneamento de Minas Gerais-Copasa	12,600	193,191
*Cia Energetica de Minas Gerais SA	1,375	17,961
*Cia Energetica de Sao Paulo SA	12,900	201,811
Cia Siderurgica Nacional SA Sponsored ADR	7,800	131,664
Cosan SA Industria e Comercio	20,700	328,828
CPFL Energia SA	4,200	98,831
Cremer SA	10,900	115,648
*Cyrela Brazil Realty SA Empreendimentos e Participacoes	35,300	485,393
Diagnosticos Da America SA	20,000	242,898
Drogasil SA	3,250	83,701
Duratex SA	4,200	48,415
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	6,200	107,569
Empresa Brasileira de Aeronautica SA ADR	20,543	592,666
Energias do Brazil SA	4,200	91,223
*Equatorial Energia SA	11,000	76,145
*Estacio Participacoes SA	2,500	37,199
Eternit SA	24,972	150,246
Even Construtora e Incorporadora SA	45,800	256,973
EZ Tec Empreendimentos e Participacoes SA	13,000	92,513

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Fertilizantes Fosfatados SA	7,100	$80,007
*Fibria Celulose SA	10,683	190,626
*Fibria Celulose SA Sponsored ADR	20,386	366,133
Gafisa SA	10,200	84,045
Gafisa SA ADR	24,000	402,960
*General Shopping Brasil SA	6,700	49,571
Gerdau SA	11,400	112,639
Grendene SA	9,000	46,686
Helbor Empreendimentos SA	4,200	47,674
*Hypermarcas SA	13,100	216,497
*IdeiasNet SA	15,400	34,236
Iguatemi Empresa de Shopping Centers SA	3,000	70,170
*Inpar SA	38,650	73,877
*Iochpe-Maxion SA	8,800	127,319
JBS SA	64,200	246,938
JHSF Participacoes SA	7,900	14,310
*Kepler Weber SA	145,000	31,553
*Kroton Educacional SA	4,200	43,351
Light SA	7,300	91,964
*LLX Logistica SA	2,122	11,632
*Log-in Logistica Intermodal SA	5,000	27,201
Lojas Americanas SA	25,300	206,679
*Lojas Renner SA	8,000	317,403
*LPS Brasil Consultoria de Imoveis SA	2,300	50,361
*Lupatech SA	2,100	25,937
M Dias Branco SA	2,800	70,811
Metalfrio Solutions SA	8,700	63,857
*Minerva SA	15,200	54,442
*MMX Mineracao e Metalicos SA	15,026	120,894
*MPX Energia SA	6,100	102,103
MRV Engenharia e Participacoes SA	16,800	163,524
Multiplan Empreendimentos Imobiliarios SA	7,820	181,622
Natura Cosmeticos SA	6,100	174,357
Obrascon Huarte Lain Brasil SA	1,800	61,020
OdontoPrev SA	25,200	370,523
Parana Banco SA	12,000	86,738
*Paranapanema SA	28,800	91,127
PDG Realty SA Empreendimentos e Participacoes	18,800	232,747
Petroleo Brasileiro SA ADR	79,891	2,725,881
Porto Seguro SA	21,100	307,882
Positivo Informatica SA	7,200	68,388
Profarma Distribuidora de Produtos Farmaceuticos SA	3,400	33,194
*Redecard SA	2,900	37,506
*Redentor Energia SA	11,000	50,268
Rodobens Negocios Imobiliarios SA	4,000	41,404
Rossi Residencial SA	20,500	200,985
Santos Brasil Participacoes SA	5,850	78,445
Sao Carlos Empreendimentos e Participacoes SA	5,000	52,461
Sao Martinho SA	9,800	117,522
SLC Agricola SA	15,400	190,202
Souza Cruz SA	1,500	78,471
Springs Global Participacoes SA	10,400	25,384
Sul America SA	19,500	229,257
Tecnisa SA	10,700	65,447
Tegma Gestao Logistica	3,550	43,803
Tele Norte Leste Participacoes SA	2,700	54,054
Telecomunicacoes de Sao Paulo SA	2,100	48,044
*Tim Participacoes SA	12,200	49,078
Totvs SA	3,500	317,620
Tractebel Energia SA	2,700	40,652
Universo Online SA	12,900	77,766

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Usinas Siderurgicas de Minas Gerais SA	18,960	$275,429
Vale SA Sponsored ADR	52,700	1,693,778
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,250	103,527
Vivo Participacoes SA	1,015	69,229
Vivo Participacoes SA ADR	6,271	179,601
Weg Industrias SA	11,900	155,373

TOTAL BRAZIL		23,018,359

CANADA — (6.9%)
*5N Plus, Inc.	7,800	51,623
Aastra Technologies, Ltd.	1,700	35,503
*Absolute Software Corp.	500	1,941
*Advantage Oil & Gas, Ltd.	20,800	128,891
Aecon Group, Inc.	13,100	155,931
AGF Management, Ltd. Class B	11,578	188,104
Agnico-Eagle Mines, Ltd.	4,700	364,516
Agrium, Inc.	9,895	875,308
Alamos Gold, Inc.	9,100	140,885
Algoma Central Corp.	200	17,708
Algonquin Power & Utilities Corp.	13,100	59,341
Alimentation Couche-Taro, Inc. Class B	18,385	436,596
Alliance Grain Traders, Inc.	1,200	37,239
*Altius Minerals Corp.	2,300	23,746
*Amerigo Resources, Ltd.	42,500	37,920
*Anderson Energy, Ltd.	30,500	32,596
*Angle Energy, Inc.	3,687	27,547
*Antrim Energy, Inc.	36,800	38,608
*Anvil Mining, Ltd.	16,300	74,955
Astral Media, Inc. Class A	7,400	296,755
ATCO, Ltd.	3,600	184,077
*Atlantic Power Corp.	10,400	139,088
*Atrium Innovations, Inc.	6,300	91,730
*ATS Automation Tooling System, Inc.	7,944	56,003
*Aura Minerals, Inc.	5,842	25,375
#*B2Gold Corp.	29,400	65,724
*Baffinland Iron Mines Corp.	71,400	65,806
*Ballard Power Systems, Inc.	23,900	42,884
#Bank of Montreal	18,199	1,074,738
Bank of Nova Scotia.	28,583	1,532,143
*Bankers Petroleum, Ltd.	13,800	96,745
Barrick Gold Corp.	22,950	1,105,308
#BCE, Inc.	21,200	711,101
*Bellatrix Exploration, Ltd.	10,000	35,984
*Birchcliff Energy, Ltd.	11,600	97,131
Black Diamond Group, Ltd.	807	14,622
*BlackPearl Resources, Inc.	30,300	127,748
Bombardier, Inc. Class B	54,332	270,621
*Boralex, Inc. Class A	4,200	34,592
*Breakwater Resources, Ltd.	13,305	74,359
Brookfield Asset Management, Inc. Class A	200	5,938
CAE, Inc.	26,952	302,315
Calfrac Well Services, Ltd.	4,400	110,615
*Calvalley Petroleum, Inc.	10,000	39,416
Cameco Corp.	3,400	105,177
Canaccord Capital, Inc.	4,900	50,782
Canada Bread Co., Ltd.	1,500	64,565
Canadian Imperial Bank of Commerce	17,605	1,350,367
Canadian National Railway Co.	4,800	310,901
Canadian National Resources, Ltd.	30,720	1,118,378
Canadian Pacific Railway, Ltd.	13,872	904,217
Canadian Tire Corp. Class A	8,800	514,160

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Canadian Utilities, Ltd. Class A	10,340	$496,673
#Canadian Western Bank	6,500	161,624
Canam Group, Inc. Class A	3,600	28,450
*Canfor Corp.	11,404	107,678
*Cangene Corp.	1,800	5,648
*Capstone Mining Corp.	25,558	89,712
*Cardiome Pharma Corp.	5,100	25,953
Cascades, Inc.	15,187	100,065
*Catalyst Paper Corp.	31,100	6,556
CCL Industries, Inc. Class B	3,124	91,585
*Celestica, Inc.	33,400	281,308
*Celtic Exploration, Ltd.	11,800	142,077
Cenovus Energy, Inc.	20,055	558,056
*CGI Group, Inc.	34,960	537,820
*Chinook Energy, Inc.	5,456	9,522
*Churchill Corp. (The) Class A	2,300	45,260
CI Financial Corp.	4,800	100,480
*Claude Resources, Inc.	32,900	52,581
Cogeco Cable, Inc.	2,800	107,069
*COM DEV International, Ltd.	13,300	27,646
*Compton Petroleum Corp.	46,700	22,665
*Connacher Oil & Gas, Ltd.	63,632	72,373
Constellation Software, Inc.	500	21,821
Contrans Group, Inc.	2,300	19,732
*Coolbrands International, Inc.	9,700	38,899
*Copper Mountain Mining Corp.	10,140	48,915
Corby Distilleries, Ltd.	1,100	17,257
*Corridor Resources, Inc.	9,600	63,159
Corus Entertainment, Inc. Class B	9,300	200,790
*Cott Corp.	19,200	157,945
Crescent Point Energy Corp.	10,500	415,923
*Crew Energy, Inc.	10,600	204,953
*Crew Gold Corp.	4,950	22,811
Daylight Energy, Ltd.	7,015	68,300
*Delphi Energy Corp.	13,400	27,197
*Denison Mines Corp.	32,600	68,403
*Descartes Systems Group, Inc. (The)	8,700	54,935
Dorel Industries, Inc. Class B	4,000	134,837
#*Dundee Precious Metals, Inc.	19,700	116,860
DundeeWealth, Inc.	7,600	122,953
*Eastern Platinum, Ltd.	156,800	285,957
E-L Financial Corp, Ltd.	184	72,168
#Eldorado Gold Corp.	29,028	491,532
Emera, Inc.	3,544	103,134
Empire Co., Ltd. Class A	3,500	200,309
Enbridge, Inc.	6,642	367,365
Encana Corp.	20,055	566,511
Ensign Energy Services, Inc.	20,000	248,260
*Epsilon Energy, Ltd.	14,800	36,278
*Equinox Minerals, Ltd.	106,675	579,448
Equitable Group, Inc.	3,000	68,919
*Euro Goldfields, Ltd.	12,400	167,538
Evertz Technologies, Ltd.	2,565	40,390
*Fairborne Energy, Ltd.	12,865	50,960
Fairfax Financial Holdings, Ltd.	3,130	1,280,326
Finning International, Inc.	18,556	436,291
*First Majestic Silver Corp.	16,200	124,212
First Quantum Minerals, Ltd.	7,900	691,783
#*First Uranium Corp.	62,000	48,024
*FirstService Corp.	2,200	56,084
*Flint Energy Services, Ltd.	8,400	131,201

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Fortis, Inc.	9,300	$295,167
*Fortuna Silver Mines, Inc.	13,100	49,066
Forzani Group, Ltd. Class A	3,790	56,707
*Galleon Energy, Inc. Class A	9,608	36,740
*Gammon Gold, Inc.	18,000	123,012
*Genesis Land Development Corp.	12,700	38,726
Gennum Corp.	6,300	44,413
*Genworth MI Canada, Inc.	1,993	53,250
George Weston, Ltd.	4,300	345,509
#*Gildan Activewear, Inc.	11,000	316,982
*Glacier Media, Inc.	1,400	3,226
*GLG Life Tech Corp.	4,682	40,627
*GLV, Inc.	6,118	42,410
GMP Capital, Inc.	2,900	32,699
*Gold Wheaton Gold Corp.	7,631	25,738
Goldcorp, Inc.	30,117	1,344,767
*Golden Star Resources, Ltd.	45,300	237,626
*Grande Cache Coal Corp.	1,000	6,863
*Great Canadian Gaming Corp.	9,600	75,960
Great-West Lifeco, Inc.	14,700	383,967
Groupe Aeroplan, Inc.	30,480	370,578
Guardian Capital Group, Ltd.	3,750	30,702
*Hanfeng Evergreen, Inc.	6,300	42,251
*Harry Winston Diamond Corp.	8,400	107,316
*Heroux-Devtek, Inc.	6,091	35,713
*High River Gold Mines, Ltd.	22,000	28,473
Home Capital Group, Inc.	3,200	150,697
HudBay Minerals, Inc.	22,252	351,267
#Husky Energy, Inc.	7,300	181,230
IAMGOLD Corp.	33,500	611,271
IESI-BFC, Ltd.	6,500	152,128
IGM Financial, Inc.	3,400	143,881
*Imax Corp.	5,500	119,340
*Imperial Metals Corp.	1,900	46,201
Imperial Oil, Ltd.	2,200	84,600
Indigo Books & Music, Inc.	1,800	27,020
Industrial Alliance Insurance & Financial Services, Inc.	13,536	424,700
Inmet Mining Corp.	6,100	364,720
*Innergex Renewable Energy, Inc.	4,933	46,626
Intact Financial Corp.	14,100	638,571
*International Forest Products, Ltd. Class A	6,640	32,422
*Intertape Polymer Group, Inc.	6,870	7,140
*Ivanhoe Energy, Inc.	31,000	80,243
*Ivanhoe Mines, Ltd.	5,000	119,718
#*Jaguar Mining, Inc.	4,200	27,220
Jean Coutu Group (PJC), Inc. Class A (The)	14,900	133,967
*Katanga Mining, Ltd.	2,500	3,579
*Kingsway Financial Services, Inc.	5,000	7,354
#Kinross Gold Corp. (B03Z841)	50,075	900,947
*Kinross Gold Corp. (B3WC1L2)	1,672	6,869
*Kirkland Lake Gold, Inc.	1,800	19,873
*Lake Shore Gold Corp.	28,700	97,364
Laurentian Bank of Canada	3,200	138,837
*Legacy Oil + Gas, Inc.	4,800	57,794
Leon’s Furniture, Ltd.	4,310	57,895
Linamar Corp.	5,800	127,783
Loblaw Cos., Ltd.	9,300	397,386
*Lundin Mining Corp.	65,850	417,091
*MacDonald Dettweiler & Associates, Ltd.	4,300	214,220
*MAG Silver Corp.	6,100	50,778
*MagIndustries Corp.	86,500	27,988

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Magna International, Inc.	18,036	$1,631,180
Major Drilling Group International, Inc.	2,000	68,458
Manitoba Telecom Services, Inc.	4,000	114,246
#Manulife Financial Corp.	65,221	825,574
Maple Leaf Foods, Inc.	11,100	134,628
*Martinrea International, Inc.	10,500	88,538
*MDS, Inc.	19,800	221,704
*MEGA Brands, Inc.	82,000	46,632
*Mega Uranium, Ltd.	22,900	17,513
Methanex Corp.	12,600	350,858
Metro, Inc. Class A	12,975	595,382
*Migao Corp.	12,900	91,700
#*Minera Andes, Inc.	40,000	77,262
Mosaid Technologies, Inc.	1,700	45,254
Mullen Group, Ltd.	10,900	163,516
National Bank of Canada	18,272	1,202,666
*Neo Material Technologies, Inc.	28,900	167,750
*New Gold, Inc.	55,980	414,402
Newalta Corp.	7,240	65,521
Nexen, Inc.	40,831	868,745
Niko Resources, Ltd.	1,900	181,263
*Norbord, Inc.	3,790	43,255
*North American Energy Partners, Inc.	3,938	34,171
*North American Palladium, Ltd.	11,500	53,559
#*Northern Dynasty Minerals, Ltd.	2,300	20,747
#*Northgate Minerals Corp.	52,500	148,765
Nuvista Energy, Ltd.	10,700	96,834
#*OceanaGold Corp.	31,945	106,494
*Oncolytics Biotech, Inc.	5,908	26,936
Onex Corp.	13,600	398,306
#*Open Text Corp.	2,900	128,295
*OPTI Canada, Inc.	50,739	34,824
*Orleans Energy, Ltd.	14,900	29,949
*Orvana Minerals Corp.	32,751	85,739
Pacific Northern Gas, Ltd.	278	7,463
*Pacific Rubiales Energy Corp.	23,200	739,516
*Paladin Labs, Inc.	883	24,216
Pan Amer Silver Corp.	8,700	278,342
*Paramount Resources, Ltd. Class A	3,700	74,261
Parkbridge Lifestyles Communities, Inc.	800	5,703
Pason Systems, Inc.	2,400	28,050
*Patheon, Inc.	12,718	29,928
*Perpetual Energy, Inc.	13,300	55,944
*PetroBakken Energy, Ltd.	7,083	156,397
*Petrobank Energy & Resources, Ltd.	5,400	214,909
*Phoscan Chemical Corp.	500	218
*Plutonic Power Corp.	8,700	18,767
Potash Corp. of Saskatchewan, Inc.	1,700	245,857
#*Potash One, Inc.	8,880	31,867
Premium Brands Holdings Corp.	3,200	44,710
Progress Energy Resources Corp.	19,322	205,174
*QLT, Inc.	15,600	87,950
*Quadra FNX Mining, Ltd.	14,558	205,545
Quebecor, Inc. Class B	6,500	234,469
*Quest Capital Corp.	24,454	44,357
#*Questerre Energy Corp.	32,700	55,467
*Ram Power Corp.	2,841	6,045
Reitmans Canada, Ltd.	2,400	42,992
Reitmans Canada, Ltd. Class A	6,900	132,466
*Research In Motion, Ltd.	4,500	255,952
*Resverlogix Corp.	3,800	20,120

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Richelieu Hardware, Ltd.	1,900	$54,863
*Richmont Mines, Inc.	1,800	8,489
Ritchie Brothers Auctioneers, Inc.	2,700	57,367
*Rock Energy, Inc.	8,809	38,090
Rogers Communications, Inc. Class B	4,600	167,601
*RONA, Inc.	20,260	258,241
#Royal Bank of Canada	39,374	2,099,766
Russel Metals, Inc.	7,100	139,786
*Sabina Gold & Silver Corp.	30,593	134,682
*Sandvine Corp.	27,400	57,492
Saputo, Inc.	4,200	160,522
Savanna Energy Services Corp.	18,200	104,393
Sears Canada, Inc.	5,000	95,598
*SEMAFO, Inc.	23,000	276,027
Shaw Communictions, Inc. Class B	7,500	160,825
ShawCor, Ltd.	6,200	190,760
Sherritt International Corp.	40,900	318,009
Shoppers Drug Mart Corp.	3,800	144,563
*Sierra Wireless, Inc.	4,100	49,687
*Silver Standard Resources, Inc.	5,700	138,602
*Silver Wheaton Corp.	23,900	687,075
*SilverBirch Energy Corp.	4,715	30,050
Silvercorp Metals, Inc.	29,600	276,874
*Sino-Forest Corp.	27,997	553,407
SNC-Lavalin Group, Inc.	3,784	193,300
*Softchoice Corp.	1,700	14,835
#*SouthGobi Resources, Ltd.	12,000	128,718
*Sprott Resource Corp.	16,255	69,330
*Stantec, Inc.	3,000	82,920
*Stornoway Diamond Corp.	40,500	22,237
Student Transportation, Inc.	8,428	48,424
Sun Life Financial, Inc.	47,557	1,345,715
Suncor Energy, Inc.	70,464	2,257,833
*SunOpta, Inc.	4,800	31,485
#Superior Plus Corp.	4,600	54,800
*SXC Health Solutions Corp.	10,800	421,665
Talisman Energy, Inc.	73,400	1,330,685
#*Tanzanian Royalty Exploration Corp.	7,800	53,917
*Taseko Mines, Ltd.	5,400	34,150
Teck Resources, Ltd. Class B	51,800	2,315,992
Telus Corp.	300	13,295
Telus Corp. Non-Voting	12,184	515,362
*Terra Energy Corp.	17,498	19,730
*Thompson Creek Metals Co., Inc.	21,100	254,052
Thomson Reuters Corp.	24,281	927,292
Tim Hortons, Inc.	5,075	190,779
*Timminco, Ltd.	5,700	1,621
TMX Group, Inc.	2,120	70,507
Toromont Industries, Ltd.	5,400	153,915
#Toronto Dominion Bank	37,400	2,693,431
Torstar Corp. Class B	7,000	88,401
Total Energy Services, Inc.	4,600	41,449
#TransAlta Corp.	33,570	679,695
#TransCanada Corp.	27,265	1,007,033
Transcontinental, Inc. Class A	9,200	138,104
TransForce, Inc.	5,900	69,881
*Transglobe Energy Corp.	8,100	84,899
Trican Well Service, Ltd.	11,000	190,685
Trinidad Drilling, Ltd.	15,373	76,873
*Twin Butte Energy, Ltd.	29,800	47,334
*U308 Corp.	2,844	1,255

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*UEX Corp.	18,400	$26,701
Uni-Select, Inc.	2,696	70,288
*Uranium One, Inc.	90,120	368,468
Valeant Pharmaceuticals International, Inc.	19,800	547,854
*Vector Aerospace Corp.	4,239	28,969
*Vero Energy, Inc.	3,900	24,205
*Viterra, Inc.	48,671	466,238
West Fraser Timber Co., Ltd.	4,500	195,460
*Western Coal Corp.	6,885	46,580
*Westport Innovations, Inc.	7,700	139,973
Winpak, Ltd.	6,000	67,360
*Xtreme Coil Drilling Corp.	500	1,887
Yamana Gold, Inc.	51,700	568,756
*Yukon-Nevada Gold Corp.	20,500	15,477

TOTAL CANADA		71,378,647

CHILE — (0.6%)
AES Gener SA	94,076	51,909
Aguas Andinas SA Series A	284,336	140,962
Banco de Chile SA Series F ADR	3,096	266,256
Banco de Credito e Inversiones SA Series A	5,534	334,382
Banco Santander Chile SA	1,227,899	109,347
Banco Santander Chile SA ADR	324	30,015
Banmedica SA	34,214	54,208
Besalco SA	42,000	64,397
CAP SA	8,340	426,028
Centros Comerciales Sudamericanos SA	72,455	564,487
Cia Cervecerias Unidas SA ADR	3,200	180,000
Cia General de Electricidad SA	20,789	130,858
*Cia SudAmericana de Vapores SA	107,870	143,813
Colbun SA	415,803	113,711
Corpbanca SA	6,329,164	99,566
Corpbanca SA ADR	912	71,172
Cristalerias de Chile SA	2,000	27,010
*E.CL SA	13,388	35,800
Embotelladora Andina SA Series B	17,884	88,500
Embotelladora Andina SA Series B ADR	315	9,223
Empresa Nacional de Electricidad SA Sponsored ADR	1,500	80,040
Empresas CMPC SA	9,058	487,019
Empresas Copec SA	18,042	339,624
*Empresas Iansa SA	761,908	86,931
*Empresas La Polar SA	33,641	239,947
Enersis SA Sponsored ADR	13,820	315,234
ENTEL Chile SA	12,216	194,140
Farmacias Ahumada SA	9,105	26,821
*Grupo Security SA	100,764	49,646
Inversiones Aguas Metropolitanas SA	113,565	176,448
Lan Airlines SA Sponsored ADR	5,500	169,070
Madeco SA	1,270,000	73,970
*Masisa SA	551,147	90,647
*PAZ Corp. SA	55,602	47,628
Ripley Corp SA	68,390	95,535
S.A.C.I. Falabella SA	8,570	85,733
Salfacorp SA	18,000	52,464
Sigdo Koppers SA	47,522	96,715
Sociedad Quimica y Minera de Chile SA Sponsored ADR	400	20,720
Socovesa SA	110,770	69,947
Sonda SA	68,179	147,662
Vina Concha Y Toro SA Sponsored ADR	600	28,782

TOTAL CHILE		5,916,367

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (5.3%)
A8 Digital Music Holdings, Ltd.	118,000	$47,916
#Agile Property Holdings, Ltd.	320,000	422,088
*Air China, Ltd.	142,000	191,129
Ajisen China Holdings, Ltd.	69,000	124,236
#*Aluminum Corp. of China, Ltd. ADR	15,900	381,123
AMVIG Holdings, Ltd.	130,000	105,498
Angang Steel Co., Ltd.	124,000	194,814
*Anhui Conch Cement Co., Ltd.	80,000	336,722
Anhui Expressway Co., Ltd.	110,000	83,285
Anhui Tianda Oil Pipe Co., Ltd.	19,000	8,362
Anta Sports Products, Ltd.	41,000	84,802
#Anton Oilfield Services Group	338,000	34,529
Asia Cement China Holdings Corp.	73,000	33,054
*AviChina Industry & Technology Co., Ltd. Series H	296,000	160,538
Bank of China, Ltd.	3,518,000	2,117,578
Bank of Communications Co., Ltd.	302,450	332,155
Baoye Group Co., Ltd.	53,040	34,889
Beijing Capital International Airport Co., Ltd.	386,000	212,990
Beijing Capital Land, Ltd.	150,000	55,109
Beijing Enterprises Holdings, Ltd.	117,500	803,622
Beijing Jingkelong Co., Ltd.	6,000	7,200
#Beijing North Star Co., Ltd. Series H	102,000	27,704
Belle International Holdings, Ltd.	230,000	414,209
Bosideng International Holdings, Ltd.	398,000	201,506
#*Brilliance China Automotive Holdings, Ltd.	766,000	673,945
#BYD Co., Ltd.	30,000	183,405
BYD Electronic International Co., Ltd.	157,500	83,805
Central China Real Estate, Ltd.	64,000	14,533
Centron Telecom International Holdings, Ltd.	6,600	1,579
#Chaoda Modern Agriculture Holdings, Ltd.	547,200	446,555
China Aerospace International Holdings, Ltd.	180,000	26,067
#China Agri-Industries Holdings, Ltd.	282,000	412,846
China Aoyuan Property Group, Ltd.	301,000	52,114
#China Automation Group, Ltd.	72,000	56,688
China BlueChemical, Ltd.	410,000	324,903
*China Chengtong Development Group, Ltd.	112,000	6,728
China Citic Bank Corp., Ltd.	790,000	574,982
China Coal Energy Co., Ltd.	288,000	500,755
China Communications Construction Co., Ltd.	388,000	371,579
China Communications Services Corp., Ltd.	452,000	262,651
China Construction Bank Corp.	3,260,000	3,116,571
#*China COSCO Holdings Co., Ltd.	161,000	188,675
China Dongxiang Group Co	307,000	173,298
*China Eastern Airlines Corp., Ltd. ADR	1,626	52,065
*China Energine International Holdings, Ltd.	94,000	9,489
China Everbright International, Ltd.	194,000	103,365
China Everbright, Ltd.	152,000	396,336
China Foods, Ltd.	158,000	131,325
#China Gas Holdings, Ltd.	248,000	142,099
*China Grand Forestry Green Resources Group, Ltd.	444,000	15,781
China Green Holdings, Ltd.	84,000	86,449
#China Haidian Holdings, Ltd.	450,000	75,088
#China High Speed Transmission Equipment Group Co., Ltd.	73,000	149,506
China Huiyuan Juice Group, Ltd.	80,500	54,050
China Life Insurance Co., Ltd. ADR	6,850	450,525
China Mengniu Dairy Co., Ltd.	109,000	313,006
#China Merchants Bank Co., Ltd.	85,201	241,673
China Merchants Holdings International Co., Ltd.	223,633	784,974
*China Mining Resources Group, Ltd.	1,150,000	32,414
China Mobile, Ltd.	8,000	81,699
#China Mobile, Ltd. Sponsored ADR	58,300	2,994,871

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
#China Molybdenum Co., Ltd.	247,000	$237,118
China National Building Material Co., Ltd.	206,000	505,006
China National Materials Co., Ltd.	224,000	199,957
China Nickel Resources Holding Co., Ltd.	194,000	36,112
#*China Oil & Gas Group, Ltd.	640,000	84,561
China Oilfield Services, Ltd.	126,000	204,134
China Overseas Land & Investment, Ltd.	168,480	354,713
*China Pacific Insurance Group Co., Ltd.	4,000	16,614
China Petroleum & Chemical Corp. ADR	8,600	819,666
China Pharmaceutical Group, Ltd.	124,000	69,595
China Power International Development, Ltd.	271,000	61,581
#*China Power New Energy Development Co., Ltd.	280,000	27,923
*China Properties Group, Ltd.	48,000	15,516
China Railway Construction Corp., Ltd.	179,000	224,121
China Railway Group, Ltd.	75,000	60,574
#*China Rare Earth Holdings, Ltd.	158,000	86,383
China Resources Enterprise, Ltd.	130,000	547,709
China Resources Gas Group, Ltd.	26,000	38,685
China Resources Land, Ltd.	232,000	457,907
*China Resources Microelectronics, Ltd.	200,000	9,191
China Resources Power Holdings Co., Ltd.	122,000	234,585
*China Seven Star Shopping, Ltd.	380,000	6,604
China Shenhua Energy Co., Ltd. Series H	32,500	145,509
China Shineway Pharmaceutical Group, Ltd.	25,000	85,250
#*China Shipping Container Lines Co., Ltd.	783,000	319,730
China Shipping Development Co., Ltd.	261,752	382,639
*China Southern Airlines Co., Ltd. ADR	2,850	98,183
China State Construction International Holdings, Ltd.	168,000	128,679
China Sunshine Paper Holdings Co., Ltd.	45,000	27,271
*China Sunsine Chemical Holdings, Ltd.	30,000	6,277
*China Taiping Insurance Holdings Co., Ltd.	50,000	183,355
China Telecom Corp., Ltd. ADR	3,400	177,276
*China Travel International Investment Hong Kong, Ltd.	368,108	88,062
China Unicom Hong Kong, Ltd. ADR	78,006	1,092,084
China Wireless Technologies, Ltd.	28,000	15,063
China Yurun Food Group, Ltd.	62,000	240,767
#*Chongqing Iron & Steel Co., Ltd.	196,000	55,502
Chongqing Machinery & Electric Co., Ltd.	101,925	34,709
*CIMC Enric Holdings, Ltd.	70,000	32,197
*Citic 21CN Co., Ltd.	30,000	4,509
CITIC Pacific, Ltd.	191,000	508,217
*CITIC Resources Holdings, Ltd.	486,000	124,631
CNOOC, Ltd. ADR	3,200	668,544
*Coastal Greenland, Ltd.	238,000	13,546
#Comba Telecom Systems Holdings, Ltd.	119,789	136,243
COSCO International Holdings, Ltd.	108,000	65,768
COSCO Pacific, Ltd.	260,000	405,137
#Coslight Technology International Group, Ltd.	40,000	29,069
Country Garden Holdings Co.	897,000	316,563
Dachan Food Asia, Ltd.	128,000	25,157
Dalian Port PDA Co., Ltd.	52,000	22,527
Daphne International Holdings, Ltd.	204,000	229,309
Datang International Power Generation Co., Ltd.	186,000	75,041
#*Delong Holdings, Ltd.	1,000	489
Digital China Holdings, Ltd.	88,000	159,312
#Dongfang Electric Co., Ltd.	30,400	147,745
Dongfeng Motor Corp.	270,000	586,578
Dongyue Group	57,000	25,179
Dynasty Fine Wines Group, Ltd.	114,000	70,603
ENN Energy Holdings, Ltd.	78,000	233,488
First Tractor Co., Ltd.	64,000	61,681

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Fosun International, Ltd.	342,500	$283,319
Franshion Properties China, Ltd.	664,000	214,715
#Fufeng Group, Ltd.	98,000	87,667
Fushan International Energy Group, Ltd.	214,000	144,285
*GCL Poly Energy Holdings, Ltd.	121,000	38,778
Geely Automobile Holdings, Ltd.	300,000	170,013
*Global Bio-Chem Technology Group Co., Ltd.	336,000	54,692
Goldbond Group Holdings, Ltd.	410,000	24,140
Golden Eagle Retail Group, Ltd.	41,000	108,782
*Golden Meditech Holdings, Ltd.	64,000	11,901
*GOME Electrical Appliances Holdings, Ltd.	830,060	280,149
Great Wall Motor Co., Ltd.	107,000	336,560
Greentown China Holdings, Ltd.	117,000	135,133
Guangdong Investment, Ltd.	354,000	177,884
Guangshen Railway Co., Ltd. Sponsored ADR	7,219	146,834
Guangzhou Automobile Group Co., Ltd.	506,259	777,227
*Guangzhou Investment Co., Ltd.	915,200	218,931
Guangzhou Pharmaceutical Co., Ltd.	50,000	53,329
Guangzhou R&F Properties Co., Ltd.	207,200	296,180
#Guangzhou Shipyard International Co., Ltd.	44,000	89,862
GZI Transportation, Ltd.	42,639	22,308
#*Haier Electronics Group Co., Ltd.	161,000	149,959
Hainan Meilan International Airport Co., Ltd.	27,000	31,177
Haitian International Holdings, Ltd.	11,000	11,214
Harbin Power Equipment Co., Ltd.	118,236	160,010
#*Heng Tai Consumables Group, Ltd.	390,000	72,097
Hengan International Group Co., Ltd.	25,000	237,004
#Hengdeli Holdings, Ltd.	306,000	169,770
#*Hi Sun Technology (China), Ltd.	102,000	42,734
Hidili Industry International Development, Ltd.	184,000	196,182
*HKC Holdings, Ltd.	305,477	18,964
#*Honghua Group, Ltd.	185,000	27,724
Hopewell Highway Infrastructure, Ltd.	58,300	43,813
#*Hopson Development Holdings, Ltd.	134,000	149,646
Hua Han Bio-Pharmaceutical Holdings, Ltd.	36,000	12,132
Huabao International Holdings, Ltd.	50,000	75,586
#Huadian Power International Corp.	164,000	37,666
Huaneng Power International, Inc. ADR	5,500	125,895
*Hunan Non-Ferrous Metal Corp., Ltd.	300,000	134,865
Industrial & Commercial Bank of China, Ltd. Series H	1,788,000	1,444,514
#*Inspur International, Ltd.	55,000	4,907
*Interchina Holdings Co.	204,000	23,166
Intime Department Store Group Co., Ltd.	95,000	145,958
Jiangsu Express Co., Ltd.	108,000	128,913
Jiangxi Copper Co., Ltd.	103,000	286,293
Ju Teng International Holdings, Ltd.	136,000	67,714
*Kai Yuan Holdings, Ltd.	940,000	31,640
*Kasen International Holdings, Ltd.	57,000	11,052
Kingboard Chemical Holdings, Ltd.	123,000	597,843
Kingboard Laminates Holdings, Ltd.	217,000	209,965
#Kingdee International Software Group Co., Ltd.	388,000	204,968
#Kingsoft Corp., Ltd.	47,000	23,821
*Kingway Brewery Holdings, Ltd.	208,000	49,376
Kunlun Energy Co., Ltd.	310,000	394,442
KWG Property Holding, Ltd.	145,900	115,560
Lai Fung Holdings, Ltd.	689,000	24,494
Lee & Man Paper Manufacturing, Ltd.	328,600	274,441
#Lenovo Group, Ltd.	510,000	332,599
#Li Ning Co., Ltd.	62,000	176,431
Lianhua Supermarket Holdings Co., Ltd.	28,000	120,187
Lingbao Gold Co., Ltd.	100,000	70,275

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Little Sheep Group, Ltd.	59,000	$38,447
Lonking Holdings, Ltd.	272,000	146,325
#Maanshan Iron & Steel Co., Ltd.	364,000	210,198
#Maoye International Holdings, Ltd.	174,000	75,120
MIN XIN Holdings, Ltd.	24,000	12,827
#Mingyuan Medicare Development Co., Ltd.	380,000	53,026
*Minmetals Resources, Ltd.	252,000	193,760
Minth Group, Ltd.	108,000	202,075
*Nan Hai Corp, Ltd.	5,150,000	45,192
NetDragon Websoft, Inc.	59,500	27,274
New World China Land, Ltd.	193,200	72,469
New World Department Store China, Ltd.	78,000	72,372
Nine Dragons Paper Holdings, Ltd.	209,000	338,143
Pan Asia Environmental Protection Group, Ltd.	86,000	18,649
Parkson Retail Group, Ltd.	112,500	203,374
PetroChina Co., Ltd. ADR	9,000	1,106,550
*PICC Property & Casualty Co., Ltd.	174,000	256,011
Ping An Insurance Group Co. of China, Ltd.	26,500	285,309
#Poly Hong Kong Investment, Ltd.	132,000	136,442
Ports Design, Ltd.	28,500	69,300
#Prosperity International Holdings HK, Ltd.	320,000	21,467
Qin Jia Yuan Media Services Co., Ltd.	102,000	17,927
Qingling Motors Co., Ltd. Series H	150,000	55,804
*Qunxing Paper Holdings Co., Ltd.	98,116	41,866
Regent Manner International, Ltd.	20,000	9,580
#REXLot Holdings, Ltd.	1,100,000	102,022
*Richly Field China Development, Ltd.	200,000	6,584
Road King Infrastructure, Ltd.	71,000	64,350
Samson Holding, Ltd.	191,000	35,036
*Semiconductor Manufacturing International Corp.	3,141,000	263,253
Shandong Chenming Paper Holdings, Ltd. Series H	57,000	47,939
Shanghai Electric Group Co., Ltd.	154,000	103,171
#Shanghai Forte Land Co., Ltd.	234,000	69,770
Shanghai Industrial Holdings, Ltd.	123,000	569,521
Shanghai Jin Jiang International Hotels Group Co., Ltd.	156,000	39,327
Shanghai Prime Machinery Co., Ltd.	82,000	19,605
Shanghai Zendai Property, Ltd.	1,505,000	65,058
Shenji Group Kunming Machine Tool Co., Ltd.	20,000	12,915
Shenzhen Expressway Co., Ltd.	100,000	55,246
Shenzhen International Holdings, Ltd.	1,422,500	112,118
Shenzhen Investment, Ltd.	464,000	167,291
Shenzhou International Group	78,000	90,791
Shimao Property Holdings, Ltd.	332,500	550,893
*Shougang Concord International Enterprises Co., Ltd.	564,000	94,903
#Shui On Land, Ltd.	556,693	279,063
Sichuan Expressway Co., Ltd.	204,000	132,738
Silver Grant International Industries, Ltd.	232,000	78,238
Sino Biopharmaceutical, Ltd.	583,999	230,260
*Sino Union Energy Investment Group, Ltd.	390,000	34,763
*Sinofert Holdings, Ltd.	448,000	238,063
Sinolink Worldwide Holdings, Ltd.	544,000	79,455
SinoMedia Holding, Ltd.	111,276	41,103
#Sino-Ocean Land Holdings, Ltd.	620,680	428,332
Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	3,300	148,533
*Sinopec Yizheng Chemical Fibre Co., Ltd.	388,000	144,913
Sinotrans Shipping, Ltd.	199,000	80,580
Sinotrans, Ltd.	252,000	68,467
Sinotruk Hong Kong, Ltd.	235,500	271,678
#Skyworth Digital Holdings, Ltd.	183,555	107,700
#Soho China, Ltd.	457,500	389,528
#*Solargiga Energy Holdings, Ltd.	67,000	15,412

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
#*Sound Global, Ltd.	64,000	$43,290
SPG Land Holdings, Ltd.	14,350	7,837
SRE Group, Ltd.	450,000	46,006
TCC International Holdings, Ltd.	160,000	66,054
TCL Communication Technology Holdings, Ltd.	135,000	108,222
TCL Multimedia Technology Holdings, Ltd.	54,000	22,651
Tencent Holdings, Ltd.	27,000	621,359
Tian An China Investments Co., Ltd.	53,000	40,647
Tianjin Capital Environmental Protection Group Co., Ltd.	96,000	33,090
*Tianjin Development Holdings, Ltd.	110,000	84,951
#Tianjin Port Development Holdings, Ltd.	278,000	61,748
*Tianneng Power International, Ltd.	92,000	41,447
Tingyi (Cayman Islands) Holding Corp.	50,000	136,309
Tomson Group, Ltd.	98,360	38,466
Travelsky Technology, Ltd.	104,981	101,920
Truly International Holdings, Ltd.	56,000	79,627
Tsingtao Brewery Co., Ltd.	24,000	129,005
*Uni-President China Holdings, Ltd.	86,000	61,263
*United Energy Group, Ltd.	698,000	80,118
Vinda International Holdings, Ltd.	100,000	130,134
#VODone, Ltd.	70,000	20,278
Want Want China Holdings, Ltd.	15,000	13,864
#*Wasion Group Holdings, Ltd.	84,000	61,309
Weichai Power Co., Ltd.	12,800	168,066
Weiqiao Textile Co., Ltd.	116,000	91,539
Welling Holding, Ltd.	552,000	27,176
Xiamen International Port Co., Ltd.	330,000	61,806
Xingda International Holdings, Ltd.	98,000	102,440
Xingye Copper International Group, Ltd.	218,000	58,375
Xinhua Winshare Publishing & Media Co., Ltd.	59,000	35,272
Xinjiang Xinxin Mining Industry Co., Ltd.	144,000	97,432
Xiwang Sugar Holdings Co., Ltd.	45,000	15,227
XTEP International Holdings, Ltd.	95,500	79,488
Yanzhou Coal Mining Co., Ltd. Sponsored ADR	18,800	542,944
Yip’s Chemical Holdings, Ltd.	96,000	114,338
Zhaojin Mining Industry Co., Ltd.	25,000	78,029
Zhejiang Expressway Co., Ltd.	136,000	137,992
*Zhong An Real Estate, Ltd.	84,000	19,962
Zhuzhou CSR Times Electric Co., Ltd.	35,000	106,939
Zijin Mining Group Co., Ltd.	178,000	168,036
ZTE Corp.	30,420	113,565

TOTAL CHINA		54,425,629

COLOMBIA — (0.0%)
Bancolombia SA Sponsored ADR	700	47,215
*Ecopetrol SA Sponsored ADR	1,900	90,706

TOTAL COLOMBIA		137,921

CZECH REPUBLIC — (0.1%)
*Central European Media Enterprises, Ltd.	6,550	154,657
CEZ A.S.	2,290	101,268
Komercni Banka A.S.	1,146	260,150
*Pegas Nonwovens SA	2,000	47,437
Phillip Morris CR A.S.	100	53,635
Telefonica 02 Czech Republic A.S.	6,091	133,882
*Unipetrol A.S.	10,500	118,638

TOTAL CZECH REPUBLIC		869,667

DENMARK — (0.7%)
A.P. Moller - Maersk A.S.	59	511,967

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
Alk-Abello A.S.	554	$35,126
*Alm. Brand A.S.	965	7,540
*Amagerbanken A.S.	90,366	50,641
Auriga Industries A.S. Series B	2,799	54,873
*Bang & Olufsen Holdings A.S.	7,131	77,385
*Bavarian Nordic A.S.	2,400	97,860
Carlsberg A.S. Series B	7,151	781,822
Coloplast A.S.	382	47,303
D/S Norden A.S.	3,149	122,283
Danisco A.S.	5,835	503,302
*Danske Bank A.S.	24,016	637,955
*DFDS A.S.	280	20,207
DSV A.S.	16,611	340,611
East Asiatic Co., Ltd. A.S.	2,607	70,782
FLSmidth & Co. A.S.	4,868	360,040
*Genmab A.S.	4,670	61,946
*GN Store Nord A.S.	30,363	253,541
*Greentech Energy Systems A.S.	12,266	46,044
H. Lundbeck A.S.	3,931	78,550
IC Companys A.S.	464	20,974
Jeudan A.S.	397	29,683
*Jyske Bank A.S.	9,651	432,567
*NeuroSearch A.S.	5,722	103,568
NKT Holding A.S.	3,550	191,202
*Nordjyske Bank A.S.	2,430	48,050
*Norresundby Bank A.S.	518	17,097
Novo-Nordisk A.S. Sponsored ADR	3,172	332,426
Novozymes A.S. Series B	1,001	133,366
*Parken Sport & Entertainment A.S.	1,975	31,514
Per Aarsleff A.S. Series B	329	26,671
*Ringkjoebing Landbobank A.S.	603	78,067
*Rockwool International A.S.	785	88,500
#*Royal Unibrew A.S.	400	22,193
*Satair A.S.	203	11,331
Schouw & Co. A.S.	1,401	29,927
SimCorp A.S.	230	40,016
*Sjaelso Gruppen A.S.	2,150	3,246
Solar Holdings A.S. Series B	757	49,779
*Spar Nord Bank A.S.	4,792	55,865
*Sydbank A.S.	10,624	279,690
Thrane & Thrane A.S.	1,149	51,795
Tivoli A.S.	8	4,801
*TK Development A.S.	12,748	59,188
*Topdanmark A.S.	1,240	148,549
*TopoTarget A.S.	55,970	39,312
*Torm A.S. ADR	5,100	37,893
Trygvesta A.S.	1,288	64,899
*Vestas Wind Systems A.S.	5,262	167,742
*Vestjysk Bank A.S.	568	7,726
*William Demant Holding A.S.	1,009	75,633

TOTAL DENMARK		6,843,048

EGYPT — (0.0%)
Orascom Construction Industries GDR	900	41,782

FINLAND — (1.0%)
Ahlstrom Oyj	4,589	93,809
Alma Media Oyj	3,037	31,384
Amer Sports Oyj Series A	13,102	176,664
Aspo Oyj	2,372	27,032
#Atria P.L.C.	2,101	29,301

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
#Cargotec Oyj Series B	5,752	$261,581
*Cramo Oyj	5,767	120,176
Digia P.L.C.	3,414	24,520
*Elektrobit Corp. Oyj	5,993	5,668
#Elisa Oyj	8,247	176,374
*Finnair Oyj	10,365	78,268
*Finnlines Oyj	2,556	28,734
Fiskars Oyj Abp Series A	4,822	98,092
Fortum Oyj	11,955	339,069
F-Secure Oyj	10,295	31,370
HKScan Oyj	5,207	52,671
Huhtamaki Oyj	14,104	178,797
KCI Konecranes Oyj	626	24,959
Kemira Oyj	19,176	282,296
Kesko Oyj	9,752	483,936
#Kone Oyj Series B	4,035	216,184
#Lassila & Tikanoja Oyj	3,830	72,418
*Lemminkainen Oyj	823	28,569
Metso Corp. Oyj	12,903	611,748
Metso Corp. Oyj Sponsored ADR	200	9,450
*M-Real Oyj Series B	19,559	66,936
#Neste Oil Oyj	19,164	317,905
Nokia Oyj	1,780	19,116
Nokia Oyj Sponsored ADR	25,880	276,398
Nokian Renkaat Oyj	7,620	264,189
Okmetic Oyj	4,178	31,902
Olvi Oyj Series A	494	21,179
Oriola-KD Oyj Series B	15,360	81,445
Orion Oyj Series A	4,470	94,646
Orion Oyj Series B	5,607	119,256
#Outokumpu Oyj	20,043	360,042
Outotec Oyj	1,629	76,065
PKC Group Oyj	103	1,744
Pohjola Bank P.L.C.	26,317	332,951
#Poyry Oyj	1,008	12,255
#Raisio P.L.C.	16,371	65,389
Ramirent Oyj	4,151	46,700
#*Rautaruukki Oyj Series K	10,566	209,976
Ruukki Group Oyj	27,736	69,138
Sampo Oyj	33,663	942,653
Sanoma Oyj	10,565	238,382
*SRV Group P.L.C.	2,131	19,745
Stockmann Oyj Abp Series A	937	37,168
#Stockmann Oyj Abp Series B	3,874	137,603
Stora Enso Oyj Series R	89,863	892,891
Stora Enso Oyj Sponsored ADR	1,800	17,820
Tieto Oyj	8,284	158,429
#*Tikkurila Oyj	2,650	57,104
UPM-Kymmene Oyj	75,540	1,255,132
UPM-Kymmene Oyj Sponsored ADR	1,300	21,554
#Uponor Oyj Series A	4,035	72,367
Vaisala Oyj Series A	958	29,473
#Wartsila Corp. Oyj Series B	8,066	565,650
Yit Oyj	14,981	362,188

TOTAL FINLAND		10,758,461

FRANCE — (5.6%)
ABC Arbitrage SA	4,137	40,589
Accor SA	3,516	144,289
Aeroports de Paris SA	1,723	146,417
*Air France-KLM SA	20,257	369,853

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Air Liquide SA	2,378	$307,895
*Alcatel-Lucent SA	149,720	526,360
*Alcatel-Lucent SA Sponsored ADR	65,400	226,938
Alstom SA	4,025	203,271
#*Altamir Amboise	2,567	20,135
ALTEN SA	2,957	98,909
#*Altran Technologies SA	17,751	76,227
April Group SA	389	11,695
Arkema SA	9,424	608,966
Assystem SA	3,266	60,320
*Atari SA	8,198	43,647
*Atos Origin SA	9,680	447,961
Audika SA	1,267	30,986
*Avenir Telecom	20,514	24,597
AXA SA	25,075	457,293
AXA SA Sponsored ADR	62,400	1,137,552
*Beneteau SA	6,084	130,782
*BioAlliance Pharma SA	3,689	31,201
bioMerieux SA	420	40,489
BNP Paribas SA	48,051	3,514,734
Boiron SA	1,642	62,099
Bonduelle SCA	684	61,311
Bongrain SA	654	52,712
#Bourbon SA	5,718	260,589
*Boursorama SA	2,039	24,816
Bouygues SA	15,155	670,283
#*Bull SA	19,152	90,727
Bureau Veritas SA	1,575	116,417
Canal Plus SA	6,412	47,281
Capgemini SA	17,986	918,158
Carrefour SA	9,203	498,283
Casino Guichard Perrachon SA	5,110	480,755
Cegedim SA	613	38,456
CEGID Group SA	2,221	74,748
Christian Dior SA	1,703	246,451
Cie de Saint-Gobain SA	34,156	1,604,735
#*Cie Generale de Geophysique-Veritas SA	173	4,041
*Cie Generale de Geophysique-Veritas SA Sponsored ADR	23,995	558,844
Cie Generale des Establissements Michelin SA Series B	14,226	1,136,691
Cie Generale D’Optique Essilor Intenational SA	3,437	229,705
Ciments Francais SA	1,433	132,132
*Club Mediterranee SA	6,169	120,770
CNP Assurances SA	13,896	277,692
Credit Agricole SA	48,409	793,942
Danone SA	6,485	411,186
Dassault Systemes SA	1,913	146,847
Dassault Systemes SA ADR	614	47,217
Delachaux SA	1,972	161,048
#*Derichebourg SA	19,759	97,784
*Devoteam SA	2,730	75,364
*Edenred SA	3,516	73,649
#EDF Energies Nouvelles SA	1,744	75,729
Eiffage SA	4,125	203,931
Electricite de France SA	2,204	101,113
#Eramet SA	647	224,606
Esso S.A.F.	381	51,198
Establissements Maurel et Prom SA	11,601	171,087
*Euler Hermes SA	4,126	388,600
*Euro Disney SCA	6,546	38,273
#*Eurofins Scientific SA	59	3,656
*European Aeronautic Defence & Space Co. SA	35,522	934,460

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#Eutelsat Communications SA	3,757	$141,403
Faiveley Transport SA	326	27,564
Fimalac SA	846	36,408
France Telecom SA	33,016	792,162
France Telecom SA Sponsored ADR	23,020	549,948
GDF Suez SA	60,687	2,424,881
Gemalto NV	10,578	482,086
*GFI Informatique SA	8,022	34,414
GIFI SA	765	59,664
GL Events SA	2,371	82,413
Groupe Danone SA	600	7,656
Groupe Eurotunnel SA	61,845	615,257
Groupe Steria SCA	2,525	68,086
Guerbet SA	123	13,189
#Guyenne et Gascogne SA	964	106,433
*Haulotte Group SA	4,396	57,080
Havas SA	39,552	208,398
#Hermes International SA	896	190,315
Iliad SA	443	49,905
Imerys SA	5,014	299,568
*IMS International Metal Service SA	1,815	32,022
Ingenico SA	5,212	157,317
*Inter Parfums SA	1,229	46,505
Ipsen SA	1,467	51,697
Ipsos SA	2,057	99,164
*JCDecaux SA	8,326	244,555
*Kaufman & Broad SA	1,409	40,499
Korian SA	2,009	47,702
Lafarge SA	16,945	969,012
Lafarge SA Sponsored ADR	1,300	18,577
Lagardere SCA	18,963	810,131
#Laurent-Perrier SA	676	76,099
*LDC SA	204	19,611
Legrand SA	7,517	290,260
Lisi SA	865	60,835
L’Oreal SA	1,886	221,537
LVMH Moet Hennessy Louis Vuitton SA	3,079	483,073
M6 Metropole Television SA	5,638	138,012
#*Manitou BF SA	1,145	24,160
Manutan International SA	734	49,281
*Meetic SA	2,868	85,678
Mersen SA	4,814	211,280
*METabolic EXplorer SA	3,694	31,632
*Modelabs Group	7,172	33,575
*Natixis SA	126,742	778,581
Naturex SA	1,083	65,737
#Neopost SA	2,269	188,483
Nexans SA	3,935	280,671
Nexity SA	4,173	185,295
*NicOx SA	14,698	52,338
Norbert Dentressangle SA	282	22,961
NRJ Group SA	4,409	46,173
*Oeneo SA	13,439	38,699
#Orpea SA	2,074	104,583
#*PagesJaunes Groupe SA	11,583	127,696
*Parrot SA	1,462	37,469
Pernod-Ricard SA	7,907	702,815
*Peugeot SA	24,676	987,066
Pierre & Vacances SA	480	34,956
Plastic Omnium SA	1,609	97,419
PPR SA	6,628	1,090,131

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Publicis Groupe SA	6,834	$340,439
Publicis Groupe SA ADR	800	19,992
Rallye SA	3,094	121,028
*Recylex SA	1,922	17,449
#Remy Cointreau SA	2,587	182,164
*Renault SA	18,231	1,017,779
*Rexel SA	20,503	387,205
*Rhodia SA	10,626	296,245
*Rodriguez Group SA	3,724	28,922
Rubis SA	1,790	198,465
*Sa des Ciments Vicat SA	1,785	140,175
Safran SA	14,546	461,478
Saft Groupe SA	5,078	194,078
Sanofi-Aventis SA	17,594	1,232,671
*Sanofi-Aventis SA ADR	29,086	1,021,209
*Sartorius Stedim Biotech SA	709	32,533
Schneider Electric SA	15,365	2,183,086
SCOR SE	28,005	688,595
SEB SA	2,824	270,785
*Seche Environnement SA	824	66,475
#Sechilienne SA	515	14,964
SeLoger.com SA	1,524	76,500
*Sequana SA	4,973	72,091
SES SA	7,157	183,797
Societe BIC SA	3,399	301,708
Societe Generale Paris SA	30,461	1,826,591
Societe Television Francaise 1 SA	14,703	240,984
Sodexo SA	2,674	174,023
#*Soitec SA	21,775	224,781
Somfy SA	147	32,257
Sopra Group SA	746	62,145
Stallergenes SA	820	69,891
*Ste Industrielle d’Aviation Latecoere SA	462	4,347
Stef-TFE SA	523	29,131
STMicroelectronics NV	70,024	614,053
STMicroelectronics NV ADR	29,790	261,854
Sucriere de Pithiviers Le Vieil SA	19	18,493
Suez Environnement SA	5,676	111,059
*Sword Group SA	1,300	47,897
Synergie SA	3,386	89,568
#*Technicolor SA	11,563	72,835
Technip SA	10,020	844,121
Technip SA ADR	400	33,800
Teleperformance SA	7,005	221,364
Thales SA	9,999	408,015
#*Theolia SA	21,695	38,276
Total SA	8,644	470,529
Total SA Sponsored ADR	45,819	2,496,219
Toupargel Groupe SA	334	6,346
*Transgene SA	1,406	30,327
*Trigano SA	2,400	61,828
#*UbiSoft Entertainment SA	2,510	32,700
*Valeo SA	10,207	551,733
Vallourec SA	3,210	333,758
#Veolia Environnement SA ADR	8,800	258,632
*Vetoquinol SA	156	6,617
Viel et Compagnie SA	12,255	49,310
Vilmorin & Cie SA	586	62,286
Vinci SA	8,785	471,065
Virbac SA	447	71,941
*Vivalis SA	3,787	39,255

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Vivendi SA	62,199	$1,777,348
Zodiac Aerospace SA	6,425	454,327

TOTAL FRANCE		57,888,148

GERMANY — (4.2%)
*Aareal Bank AG	9,618	234,815
Adidas-Salomon AG	7,697	501,322
*ADVA AG Optical Networking	2,080	16,878
#*Air Berlin P.L.C.	7,620	36,059
#Aixtron AG	4,185	136,278
Allianz SE	16,512	2,067,991
Allianz SE Sponsored ADR	69,550	871,462
*Arques Industries AG	3,257	9,622
#Asian Bamboo AG	1,243	63,813
Augusta Technologie AG	3,720	76,900
Aurubis AG	4,501	232,059
Axel Springer AG	1,235	183,569
*Balda AG	6,283	55,000
BASF SE	9,974	727,725
BASF SE Sponsored ADR	1,000	72,700
Bauer AG	1,096	50,495
Bayer AG	9,897	742,046
Bayer AG Sponsored ADR	200	15,006
Bayerische Motoren Werke AG	25,204	1,806,432
BayWa AG	1,305	54,520
Bechtle AG	1,781	66,364
Beiersdorf AG	1,420	92,929
*Bertrandt AG	946	61,406
Bilfinger Berger SE	5,987	438,862
Biotest AG	355	19,116
Carl Zeiss Meditec AG	2,626	45,466
Celesio AG	11,249	269,194
*Centrotec Sustainable AG	2,715	64,039
#*Centrotherm Photovoltaics AG	1,169	48,132
Cewe Color Holding AG	458	19,547
Comdirect Bank AG	3,278	32,448
#*Commerzbank AG	61,480	554,110
CompuGroup Medical AG	1,550	20,390
CropEnergies AG	5,648	38,366
CTS Eventim AG	1,199	66,762
*Curanum AG	391	1,247
DAB Bank AG	1,539	9,112
*Daimler AG	32,217	2,129,011
*Delticom AG	580	46,206
#*Demag Cranes AG	2,535	126,367
Deutsche Bank AG	40,050	2,318,094
Deutsche Bank AG (5750355)	5,709	328,872
*Deutsche Beteiligungs AG	303	8,761
Deutsche Boerse AG	2,406	169,828
*Deutsche Lufthansa AG	35,719	763,584
Deutsche Post AG	57,416	1,070,264
#*Deutsche Postbank AG	14,644	509,733
Deutsche Telekom AG	42,984	622,086
Deutsche Telekom AG Sponsored ADR	104,159	1,500,931
*Deutz AG	8,970	76,750
*Dialog Semiconductor P.L.C.	3,764	68,599
Douglas Holding AG	3,531	197,105
Drillisch AG	6,873	58,898
*Duerr AG	2,774	84,150
DVB Bank SE	433	14,826
E.ON AG	93,334	2,926,590

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
E.ON AG Sponsored ADR	3,600	$112,464
*Elmos Semiconductor AG	1,781	20,140
ElreingKlinger AG	4,474	149,545
*Epigenomics AG	11,624	36,392
*Evotec AG	35,662	119,017
Fielmann AG	537	54,451
#Fraport AG	5,583	354,169
Freenet AG	13,507	172,354
#Fresenius Medical Care AG & Co KGaA ADR	2,100	133,644
Fresenius SE	1,852	163,327
Fuchs Petrolub AG	579	74,486
GEA Group AG	18,357	479,206
Generali Deutschland Holding AG	4,368	571,388
*Gerresheimer AG	4,077	160,959
Gerry Weber International AG	973	46,279
Gesco AG	186	11,427
GFK SE	1,219	50,833
#Gildemeister AG	13,778	245,565
*Grammer AG	1,898	49,429
Grenkeleasing AG	1,850	98,276
Hannover Rueckversicherung AG	10,434	525,580
*Heidelberger Druckmaschinen AG	49,077	225,793
Heidelberger Zement AG	12,910	679,946
Henkel AG & Co. KGaA	4,418	218,941
#Hochtief AG	4,969	430,546
*Homag Group AG	1,385	29,758
Indus Holding AG	1,275	33,905
*Infineon Technologies AG	61,111	482,812
*Infineon Technologies AG ADR	55,013	431,852
*IVG Immobilien AG	19,649	150,803
*Jenoptik AG	7,769	51,844
K&S AG	3,614	251,424
*Kloeckner & Co. SE	8,686	194,737
*Koenig & Bauer AG	317	6,359
Kontron AG	8,120	78,872
#*Krones AG	1,893	105,084
*Kuka AG	4,421	91,774
KWS Saat AG	271	48,414
Lanxess AG	11,046	767,742
*Leoni AG	5,543	202,286
Linde AG	8,023	1,154,860
LPKF Laser & Electronics AG	1,002	19,712
MAN SE	9,748	1,072,507
#*Manz Automation AG	532	39,754
*Medigene AG	5,234	12,883
Medion AG	2,347	37,089
*Merck KGaA	3,583	298,316
Metro AG	3,728	261,295
MLP AG	9,812	104,272
*Morphosys AG	1,401	33,377
MTU Aero Engines Holding AG	3,208	193,539
Munchener Rueckversicherungs-Gesellschaft AG	10,150	1,586,452
MVV Energie AG	1,073	43,766
#*Nordex SE	2,832	27,418
*Patrizia Immobilien AG	7,346	37,429
Pfeiffer Vacuum Technology AG	447	42,748
#*Pfleiderer AG	11,058	56,145
*PNE Wind AG	14,369	32,963
Porsche Automobil Holding SE	6,958	356,160
#Praktiker Bau-und Heimwerkermaerkte Holding AG	8,813	83,567
Puma AG Rudolf Dassler Sport	494	162,767

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
PVA TePla AG	3,327	$20,336
*Q-Cells SE	9,332	39,950
#*QIAGEN NV	9,689	183,263
*QSC AG	23,436	59,807
Rheinmetall AG	3,848	277,511
Rhoen-Klinikum AG	14,321	335,549
*Roth & Rau AG	1,536	36,115
RWE AG	3,317	238,112
Salzgitter AG	6,152	440,984
#SAP AG Sponsored ADR	6,000	310,380
#*SGL Carbon SE	5,787	214,585
Siemens AG	821	93,826
Siemens AG Sponsored ADR	9,500	1,085,945
#*Singulus Technologies AG	9,171	42,586
Sixt AG	1,860	72,095
#*SKW Stahl-Metallurgie Holding AG	2,207	53,635
*Sky Deutschland AG	80,019	128,490
SMA Solar Technology AG	295	34,831
Software AG	1,050	147,028
#*Solar Millennium AG	1,871	51,480
*Solar-Fabrik AG	2,182	16,533
*Solarworld AG	7,777	112,724
#*Solon SE	2,041	8,626
Stada Arzneimittel AG	6,680	205,892
Stratec Biomedical Systems AG	978	36,797
#Suedzucker AG	9,415	221,905
*Sunways AG	1,022	6,781
*Suss Microtec AG	6,672	56,107
Symrise AG	8,140	247,955
*TAG Immobilien AG	380	3,185
Takkt AG	897	11,827
Telegate AG	3,104	29,745
ThyssenKrupp AG	26,367	969,165
Tognum AG	2,199	53,545
*Tomorrow Focus AG	3,932	19,703
#*TUI AG	23,987	280,381
United Internet AG	6,740	121,001
*Verbio AG	3,646	23,913
*Versatel AG	1,678	9,419
Volkswagen AG	1,207	158,234
Vossloh AG	776	90,430
*VTG AG	1,454	28,436
Wacker Chemie AG	616	127,103
*Wacker Neuson SE	4,113	75,588
Wincor Nixdorf AG	1,491	109,069
Wirecard AG	5,551	82,765
*XING AG	903	39,669
Zhongde Waste Technology AG	1,482	27,291

TOTAL GERMANY		43,631,976

GREECE — (0.4%)
*Agricultural Bank of Greece S.A.	33,348	40,278
Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	56,447	98,975
*Alpha Bank A.E.	66,010	436,061
*Anek Lines S.A.	15,471	4,511
*Attica Bank S.A.	23,070	33,064
Bank of Cyprus Public Co., Ltd. S.A.	27,362	127,498
Bank of Greece S.A.	1,841	82,527
Coca-Cola Hellenic Bottling Co. S.A.	126	3,255
Coca-Cola Hellenic Bottling Co. S.A. ADR	13,700	348,528
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	8,796	9,545

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
*EFG Eurobank Ergasias	44,121	$272,325
Ellaktor S.A.	14,109	65,445
*Emporiki Bank of Greece S.A.	1,191	3,258
EYDAP Athens Water Supply & Sewage Co. S.A.	6,973	46,916
Folli-Follie S.A.	2,658	64,603
*Forthnet S.A.	39,875	34,894
Fourlis Holdings S.A.	7,020	66,903
Frigoglass S.A.	7,802	105,366
GEK Terna S.A.	6,564	35,734
*Geniki Bank S.A.	6,960	25,660
Hellenic Exchanges S.A.	10,897	86,378
Hellenic Petroleum S.A.	17,587	140,863
Hellenic Telecommunication Organization Co. S.A.	9,540	76,205
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	16,149	64,435
Heracles General Cement Co. S.A.	444	2,905
Iaso S.A.	3,671	8,893
*Intracom Holdings S.A.	3,021	2,392
Intralot SA-Integrated Lottery Systems & Services S.A.	7,938	34,708
J&P-Avax S.A.	816	1,611
*JUMBO S.A.	11,015	84,896
Marfin Investment Group S.A.	92,876	104,586
Marfin Popular Bank Public Co., Ltd. S.A.	14,998	30,857
Metka S.A.	6,384	76,639
Michaniki S.A.	7,913	4,838
Motor Oil (Hellas) Corinth Refineries S.A.	3,877	42,553
*Mytilineos Holdings S.A.	11,980	73,351
*National Bank of Greece S.A.	15,451	169,596
#*National Bank of Greece S.A. ADR	141,183	319,074
OPAP S.A.	8,135	153,252
#*Piraeus Bank S.A.	52,055	270,339
*Piraeus Port Authority S.A.	2,736	46,411
*Proton Bank S.A.	2,550	3,330
Public Power Corp. S.A.	7,236	121,091
S&B Industrial Minerals S.A.	3,250	15,917
*Sidenor Steel Products Manufacturing Co. S.A.	3,000	10,619
*Teletypos S.A. Mega Channel	1,702	7,566
Terna Energy S.A.	3,289	14,130
Titan Cement Co. S.A.	7,464	159,641
*TT Hellenic Postbank S.A.	19,848	106,231
*Viohalco S.A.	11,493	64,955

TOTAL GREECE		4,203,608

HONG KONG — (1.7%)
AAC Acoustic Technologies Holdings, Inc.	54,000	131,144
Alco Holdings, Ltd.	20,000	8,661
Allied Group, Ltd.	4,000	14,842
Allied Properties, Ltd.	636,068	131,710
*Apac Resources, Ltd.	520,000	33,619
Asia Satellite Telecommunications Holdings, Ltd.	39,000	69,890
#ASM Pacific Technology, Ltd.	7,400	67,105
*Associated International Hotels, Ltd.	20,000	42,154
Bank of East Asia, Ltd.	81,598	350,371
Bauhaus International Holdings, Ltd.	18,000	7,864
*Beijing Development HK, Ltd.	48,000	9,578
*Beijing Enterprises Water Group, Ltd.	46,000	16,090
*Birmingham International Holdings, Ltd.	970,000	25,538
BOC Hong Kong Holdings, Ltd.	55,000	172,632
Bossini International Holdings, Ltd.	116,000	12,299
*Burwill Holdings, Ltd.	724,000	40,210
C C Land Holdings, Ltd.	243,000	93,374
Cafe de Coral Holdings, Ltd.	24,000	67,572

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Capital Estate, Ltd.	215,000	$11,117
Cathay Pacific Airways, Ltd.	97,000	261,345
Celestial Asia Securities Holdings, Ltd.	180,000	12,772
Century City International Holdings, Ltd.	215,600	17,234
Century Sunshine Group Holdings, Ltd.	220,000	8,658
Champion Technology Holdings, Ltd.	486,000	15,395
Cheung Kong Holdings, Ltd.	75,000	1,148,475
Cheung Kong Infrastructure Holdings, Ltd.	25,000	104,541
Chevalier International Holdings, Ltd.	32,000	34,675
Chevalier Pacific Holdings, Ltd.	110,000	4,130
*China Energy Development Holdings, Ltd.	552,000	33,888
China Metal International Holdings, Ltd.	190,000	48,660
*China Motion Telecom International, Ltd.	947,000	19,608
*China Solar Energy Holdings, Ltd.	910,000	21,129
*China Strategic Holdings, Ltd.	1,070,000	37,332
#*China WindPower Group, Ltd.	1,450,000	149,926
*China Yunnan Tin Minerals Group, Ltd.	412,000	4,897
Chong Hing Bank, Ltd.	28,000	69,350
Chow Sang Sang Holdings, Ltd.	48,000	126,383
Chu Kong Shipping Development Co., Ltd.	132,000	29,328
*CK Life Sciences International Holdings, Inc.	430,000	25,565
CLP Holdings, Ltd.	22,500	182,912
Cross-Harbour Holdings, Ltd. (The)	40,000	34,230
CSI Properties, Ltd.	760,000	20,744
*CST Mining Group, Ltd.	1,120,000	33,456
*Culture Landmark Investment, Ltd.	488,000	15,364
Dah Chong Hong Holdings, Ltd.	41,000	48,498
Dah Sing Banking Group, Ltd.	56,400	96,580
Dah Sing Financial Holdings, Ltd.	22,800	158,544
Dawnrays Pharmaceutical Holdings, Ltd.	56,000	24,981
Dickson Concepts International, Ltd.	55,000	46,741
Eagle Nice International Holdings, Ltd.	42,000	14,591
Emperor International Holdings, Ltd.	152,000	32,786
*ENM Holdings, Ltd.	428,000	48,222
*EPI Holdings, Ltd.	2,060,000	21,539
Esprit Holdings, Ltd.	15,988	85,774
*eSun Holdings, Ltd.	282,000	36,379
Fairwood, Ltd.	10,000	13,771
#Far East Consortium International, Ltd.	177,000	48,257
#First Pacific Co., Ltd.	230,400	213,502
#*Foxconn International Holdings, Ltd.	217,000	160,580
#Fubon Bank Hong Kong, Ltd.	76,000	35,045
*Galaxy Entertainment Group, Ltd.	169,000	159,220
*Genting Hong Kong, Ltd.	281,000	128,647
Get Nice Holdings, Ltd.	486,000	30,834
Giordano International, Ltd.	98,000	58,888
*Global Sweeteners Holdings, Ltd.	110,000	23,145
Glorious Sun Enterprises, Ltd.	170,000	77,421
Gold Peak Industries Holding, Ltd.	262,000	38,733
*Golden Resorts Group, Ltd.	414,000	17,906
Golden Resources Development International, Ltd.	526,000	38,788
*Goldin Properties Holdings, Ltd.	42,000	23,631
Great Eagle Holdings, Ltd.	38,924	116,637
*G-Resources Group, Ltd.	1,149,000	70,543
Hang Lung Group, Ltd.	61,000	406,031
Hang Lung Properties, Ltd.	37,000	180,781
Hang Seng Bank, Ltd.	5,800	84,760
*Hannstar Board International Holdings, Ltd.	120,000	22,070
Harbour Centre Development, Ltd.	14,000	16,975
Henderson Investment, Ltd.	602,000	62,236
Henderson Land Development Co., Ltd.	58,352	415,899

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
HKR International, Ltd.	186,400	$95,715
Hon Kwok Land Investment Co., Ltd.	20,000	7,364
Hong Kong & China Gas Co., Ltd.	27,100	65,447
Hong Kong & Shanghai Hotels, Ltd.	55,000	97,014
Hong Kong Electric Holdings, Ltd.	17,000	107,635
*Hong Kong Energy Holdings, Ltd.	3,598	303
Hong Kong Exchanges & Clearing, Ltd.	8,400	185,419
Hong Kong Ferry Holdings, Ltd.	27,000	26,541
*Hongkong Chinese, Ltd.	14,000	1,973
Hopewell Holdings, Ltd.	102,000	321,988
Hung Hing Printing Group, Ltd.	72,000	22,582
*Huscoke Resources Holdings, Ltd.	568,000	35,202
*Hutchison Harbour Ring, Ltd.	440,000	48,860
Hutchison Telecommunications Hong Kong Holdings, Ltd.	179,000	55,452
Hutchison Whampoa, Ltd.	119,000	1,176,809
*I-Cable Communications, Ltd.	157,000	22,316
#Industrial & Commercial Bank of China Asia, Ltd.	62,103	230,321
IPE Group, Ltd.	135,000	20,394
IT, Ltd.	158,000	133,287
*Jackin International Holdings, Ltd.	224,000	9,741
#Johnson Electric Holdings, Ltd.	324,500	170,969
K Wah International Holdings, Ltd.	88,000	33,152
Kerry Properties, Ltd.	64,500	358,324
*King Stone Energy Group, Ltd.	420,000	12,733
Kingmaker Footwear Holdings, Ltd.	186,000	38,701
*Ko Yo Ecological Agrotech Group, Ltd.	40,000	883
*Kowloon Development Co., Ltd.	26,000	28,908
Le Saunda Holdings, Ltd.	126,000	75,075
Li & Fung, Ltd.	32,000	169,021
Lifestyle International Holdings, Ltd.	29,000	68,020
Lijun International Pharmaceutical Holding, Ltd.	245,000	84,358
Lippo China Resources, Ltd.	208,000	6,317
Lippo, Ltd.	45,000	17,170
*Lisi Group Holdings, Ltd.	138,000	12,933
*Longrun Tea Group Co., Ltd.	70,000	7,320
Luks Industrial Group, Ltd.	24,000	8,924
Lung Kee (Bermuda) Holdings, Ltd.	40,000	23,278
#*Melco International Development, Ltd.	161,000	92,192
Midland Holdings, Ltd.	60,000	60,600
*Ming Fai International Holdings, Ltd.	12,000	4,794
*Ming Fung Jewellery Group, Ltd.	770,000	72,660
Miramar Hotel & Investment Co., Ltd.	9,000	10,554
*Mongolia Energy Corp., Ltd.	308,000	118,330
#MTR Corp., Ltd.	46,363	176,944
#Neo-Neon Holdings, Ltd.	96,000	58,487
*New Times Energy Corp, Ltd.	832,000	25,989
New World Development Co., Ltd.	253,126	501,019
Newocean Green Energy Holdings, Ltd.	194,000	47,869
*Next Media, Ltd.	290,000	43,040
*North Asia Resources Holdings, Ltd.	80,000	14,169
NWS Holdings, Ltd.	97,096	229,337
*Orange Sky Golden Harvest Entertainment Holdings, Ltd.	675,000	45,302
*Orient Overseas International, Ltd.	28,000	246,249
Oriental Watch Holdings, Ltd.	42,000	21,735
*Pacific Andes International Holdings, Ltd.	689,947	120,524
Pacific Basin Shipping, Ltd.	232,000	169,869
Pacific Century Premium Developments, Ltd.	243,000	46,464
Paliburg Holdings, Ltd.	130,000	45,863
PCCW, Ltd.	373,000	142,246
Pico Far East Holdings, Ltd.	144,000	28,304
*Polytec Asset Holdings, Ltd.	205,000	35,710

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*PT Indofood CBP Sukses Makmur Tbk	921	$587
Public Financial Holdings, Ltd.	72,000	48,057
*PYI Corp., Ltd.	766,000	28,784
Regal Hotels International Holdings, Ltd.	172,000	68,461
*Samling Global, Ltd.	218,000	17,485
Sea Holdings, Ltd.	90,000	60,327
Shangri-La Asia, Ltd.	158,000	357,479
Shougang Concord Century Holdings, Ltd.	184,000	24,265
*Shougang Concord Technology Holdings, Ltd.	340,000	20,239
Shui On Construction & Materials, Ltd.	22,000	27,029
Shun Tak Holdings, Ltd.	180,000	118,939
#Sing Tao News Corp., Ltd.	176,000	55,728
*Singamas Container Holdings, Ltd.	424,000	95,920
*Sino Dragon New Energy Holdings, Ltd.	192,000	11,775
*Sino Gas Group, Ltd.	750,000	35,845
Sino Land Co., Ltd.	146,805	306,262
*Sino Prosper State Gold Resources Holdings, Ltd.	100,000	5,114
Smartone Telecommunications Holdings, Ltd.	52,000	73,874
Solomon Systech International, Ltd.	378,000	24,422
South China (China), Ltd.	464,000	31,525
Stella International Holdings, Ltd.	36,500	76,751
Sun Hung Kai & Co., Ltd.	53,006	40,154
Sun Hung Kai Properties, Ltd.	51,000	874,007
*Sun Innovation Holdings, Ltd.	420,000	10,922
*Superb Summit International Timber Co., Ltd.	500,000	25,611
*Sustainable Forest Holdings, Ltd.	337,500	15,075
Tai Cheung Holdings, Ltd.	94,000	66,203
Tan Chong International, Ltd.	24,000	5,818
Techtronic Industries Co., Ltd.	142,000	144,008
Television Broadcasts, Ltd.	9,000	48,111
*Texhong Textile Group, Ltd.	92,000	72,761
Texwinca Holdings, Ltd.	24,000	26,172
*Tom Group, Ltd.	60,000	6,027
Tongda Group Holdings, Ltd.	530,000	23,709
*Town Health International Investments, Ltd.	84,000	12,582
Towngas China Co., Ltd.	97,000	44,263
Transport International Holdings, Ltd.	27,600	89,231
*TSC Offshore Group, Ltd.	42,000	7,811
#United Laboratories International Holdings, Ltd. (The)	74,000	140,775
Varitronix International, Ltd.	113,000	43,249
Vedan International Holdings, Ltd.	164,000	14,042
Victory City International Holdings, Ltd.	264,722	66,902
Vitasoy International Holdings, Ltd.	80,000	69,810
*Vongroup, Ltd.	815,000	11,206
*VST Holdings, Ltd.	108,000	27,646
#Vtech Holdings, Ltd.	7,000	73,054
Wang On Group, Ltd.	1,540,000	37,133
Wharf Holdings, Ltd.	85,000	559,661
Wheelock & Co., Ltd.	91,000	320,749
Wing Hang Bank, Ltd.	11,000	128,570
Wing On Company International, Ltd.	32,000	58,977
Wing Tai Properties, Ltd.	140,000	50,569
Winsor Properties Holdings, Ltd.	2,000	3,611
*Winteam Pharmaceutical Group, Ltd.	152,000	21,572
Xinyi Glass Holdings, Ltd.	100,000	79,609
Yue Yuen Industrial Holdings, Ltd.	34,500	123,747
*ZZNode Technologies Co., Ltd.	208,000	25,551

TOTAL HONG KONG		17,821,167

HUNGARY — (0.1%)
Egis Gyogyszergyar NYRT	445	52,258

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HUNGARY — (Continued)
#*FHB Mortgage Bank NYRT	6,244	$37,487
Magyar Telekom Telecommunications P.L.C.	14,077	40,593
Magyar Telekom Telecommunications P.L.C. Sponsored ADR	4,800	68,256
#*MOL Hungarian Oil & Gas P.L.C.	2,028	215,486
#*OTP Bank P.L.C.	16,257	482,800
*PannErgy P.L.C.	10,773	54,814
Richter Gedeon NYRT	1,268	302,171

TOTAL HUNGARY		1,253,865

INDIA — (2.8%)
Aban Offshore, Ltd.	770	13,692
ABG Shipyard, Ltd.	7,485	76,845
ACC, Ltd.	7,831	173,882
Adani Enterprises, Ltd.	14,156	224,865
Aditya Birla Nuvo, Ltd.	4,026	74,284
Akzo Nobel India, Ltd.	399	7,817
Allahabad Bank, Ltd.	40,781	227,567
*Allied Digital Services, Ltd.	7,000	35,075
Alok Industries, Ltd.	90,000	55,083
Ambuja Cements, Ltd.	81,727	257,687
Amtek Auto, Ltd.	10,557	37,808
Anant Raj Industries, Ltd.	13,615	39,894
Andhra Bank	18,523	74,418
Ansal Properties & Infrastructure, Ltd.	17,640	34,652
Apollo Hospitals Enterprise, Ltd.	9,322	109,628
Apollo Tyres, Ltd.	25,736	41,540
Aptech, Ltd.	13,477	45,038
Ashok Leyland, Ltd.	54,551	93,016
Asian Paints, Ltd.	1,564	94,494
Aurobindo Pharma, Ltd.	11,573	307,695
Aventis Pharma, Ltd.	1,238	50,225
Axis Bank, Ltd.	13,737	454,698
Bajaj Auto, Ltd.	3,566	121,784
*Bajaj Electricals, Ltd.	4,500	27,538
Bajaj Finserv, Ltd.	5,045	53,443
Bajaj Hindusthan, Ltd.	26,733	74,431
Bajaj Holdings & Investment, Ltd.	4,907	96,836
Balrampur Chini Mills, Ltd.	21,074	40,166
Bank of Baroda	10,597	241,619
Bank of India	16,169	177,337
Bata India, Ltd.	6,548	49,583
BEML, Ltd.	2,355	59,358
Berger Paints India, Ltd.	26,560	60,599
Bharat Electronics, Ltd.	2,636	96,976
Bharat Forge, Ltd.	7,097	60,472
Bharat Heavy Electricals, Ltd.	2,047	112,933
Bharat Petroleum Corp., Ltd.	3,844	63,181
Bharti Airtel, Ltd.	30,183	222,082
Bhushan Steel, Ltd.	15,385	172,185
Biocon, Ltd.	8,934	83,036
Birla Corp., Ltd.	4,033	35,660
Bombay Rayon Fashions, Ltd.	8,261	40,837
Bosch, Ltd.	584	82,288
Britannia Industries, Ltd.	1,250	11,719
Cadila Healthcare, Ltd.	8,226	129,781
*Cairn India, Ltd.	18,573	134,301
Canara Bank	13,415	217,742
Carborundum Universal, Ltd.	2,150	12,474
Central Bank of India	15,692	80,064
Century Plyboards India, Ltd.	598	924
Century Textiles & Industries, Ltd.	2,887	32,697

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
CESC, Ltd.	5,246	$43,897
Chambal Fertilizers & Chemicals, Ltd.	26,495	47,976
Cipla, Ltd.	7,837	62,214
City Union Bank, Ltd.	41,580	47,372
Colgate-Palmolive (India), Ltd.	3,054	60,134
Container Corp. of India	2,331	68,949
Core Projects & Technologies, Ltd.	9,143	59,227
Coromandel International, Ltd.	2,399	34,681
Corp. Bank	9,596	162,181
Cummins India, Ltd.	4,800	85,908
Dabur India, Ltd.	30,848	69,239
Deccan Chronicle Holdings, Ltd.	9,319	27,088
Dena Bank	12,195	37,545
Dewan Housing Finance Corp., Ltd.	2,537	17,817
*Dish TV (India), Ltd.	44,632	56,483
Divi’s Laboratories, Ltd.	2,878	44,849
DLF, Ltd.	10,494	82,918
#Dr Reddy’s Laboratories, Ltd. ADR	10,710	405,159
E.I.D. - Parry (India), Ltd.	3,826	42,793
Edelweiss Capital, Ltd.	43,000	60,493
EIH, Ltd.	13,193	37,010
Era Infra Engineering, Ltd.	7,211	36,320
Escorts, Ltd.	9,996	49,689
*Ess Dee Aluminium, Ltd.	3,155	33,497
*Essar Oil, Ltd.	45,049	149,330
*Essar Shipping Ports & Logistics, Ltd.	15,579	38,439
Everest Kanto Cylinder, Ltd.	14,089	40,102
*Everonn Education, Ltd.	2,200	32,795
Exide Industries, Ltd.	31,311	109,274
Federal Bank, Ltd.	19,315	205,176
Financial Technologies (India), Ltd.	5,078	113,042
*Fortis Healthcare, Ltd.	10,077	36,427
*Future Capital Holdings, Ltd.	6,323	34,297
*Future Mall Management, Ltd.	446	—
GAIL India, Ltd.	13,688	151,296
Gammon India, Ltd.	10,776	49,524
*Gammon Infrastructure Projects, Ltd.	12,199	6,358
Gateway Distriparks, Ltd.	8,076	20,129
GlaxoSmithKline Pharmaceuticals, Ltd.	1,552	77,851
Glenmark Pharmaceuticals, Ltd.	11,592	88,881
*GMR Infrastructure, Ltd.	58,488	70,537
Godrej Industries, Ltd.	7,430	35,701
*Gokul Refoils & Solvent, Ltd.	14,640	32,221
Grasim Industries, Ltd.	5,183	262,294
Great Eastern Shipping Co., Ltd.	13,008	92,819
Great Offshore, Ltd.	1,422	12,059
Greaves Cotton, Ltd.	355	3,759
GTL, Ltd.	10,152	95,430
Gujarat Alkalies & Chemicals, Ltd.	772	2,272
Gujarat Fluorochemicals, Ltd.	412	1,714
Gujarat Gas Co., Ltd.	6,039	52,002
Gujarat Mineral Development Corp., Ltd.	12,483	38,031
Gujarat State Petronet, Ltd.	28,545	72,473
*GVK Power & Infrastructure, Ltd.	63,703	61,086
H.E.G., Ltd.	164	1,007
HCL Infosystems, Ltd.	22,200	56,786
HCL Technologies, Ltd.	17,304	157,902
HDFC Bank, Ltd.	7,600	390,565
HDFC Bank, Ltd. ADR	400	69,184
Hero Honda Motors, Ltd. Series B	2,207	92,807
Hexaware Technologies, Ltd.	17,183	34,019

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Himadri Chemicals & Industries, Ltd.	2,176	$24,205
Hindalco Industries, Ltd.	72,222	343,446
Hindustan Construction Co., Ltd.	39,530	54,485
Hindustan Petroleum Corp, Ltd.	9,241	101,506
Hindustan Unilever, Ltd.	7,107	47,187
Honeywell Automation India, Ltd.	710	40,855
*Housing Development & Infrastructure, Ltd.	15,786	88,232
HSIL, Ltd.	19,048	60,145
HT Media, Ltd.	11,369	40,689
*ICICI Bank, Ltd.	9,160	240,894
ICICI Bank, Ltd. Sponsored ADR	15,243	801,477
ICSA (India), Ltd.	5,041	14,737
IDBI Bank, Ltd.	42,786	174,273
*Idea Cellular, Ltd.	107,650	162,978
IFCI, Ltd.	20,472	31,953
India Cements, Ltd.	31,135	77,786
India Infoline, Ltd.	15,429	40,485
Indiabulls Financial Services, Ltd.	22,660	112,929
*Indiabulls Real Estate, Ltd.	34,092	147,468
Indian Bank	10,674	70,441
Indian Hotels Co., Ltd.	57,658	130,090
Indian Oil Corp., Ltd.	6,463	60,866
Indian Overseas Bank	27,161	97,754
IndusInd Bank, Ltd.	51,899	309,617
Infosys Technologies, Ltd.	5,251	351,884
Infotech Enterprises, Ltd.	1,202	4,402
Infrastructure Development Finance Co., Ltd.	92,073	416,676
ING Vysya Bank, Ltd.	7,120	64,603
IRB Infrastructure Developers, Ltd.	12,168	71,267
ITC, Ltd.	19,410	74,912
*IVRCL Assets & Holdings, Ltd.	12,574	31,727
IVRCL Infrastructures & Projects, Ltd.	33,942	114,418
Jagran Prakashan, Ltd.	14,570	43,914
Jain Irrigation Systems, Ltd.	29,500	154,521
Jaiprakash Associates, Ltd.	89,340	242,632
*Jaiprakash Power Ventures, Ltd.	27,569	38,783
Jammu & Kashmir Bank, Ltd.	3,114	63,977
*Jet Airways (India), Ltd.	3,135	57,376
*Jindal Drilling & Industries, Ltd.	3,547	44,518
Jindal Saw, Ltd.	26,565	130,117
*Jindal South West Holdings, Ltd.	599	26,971
Jindal Steel & Power, Ltd.	7,578	119,200
JK Tyre & Industries, Ltd.	2,034	7,482
JM Financial, Ltd.	45,037	39,421
*JSL Stainless, Ltd	282	776
JSW Steel, Ltd.	15,143	457,286
Jubilant Organosys, Ltd.	5,040	35,760
Kalpataru Power Transmission, Ltd.	1,245	4,868
Karnataka Bank, Ltd.	18,000	74,904
*Kotak Mahindra Bank, Ltd.	21,044	220,582
KPIT Cummins Infosystems, Ltd.	12,495	44,184
KS Oils, Ltd.	47,190	60,928
*KSK Energy Ventures, Ltd.	14,031	52,719
Lakshmi Machine Works, Ltd.	692	41,746
*Lanco Infratech, Ltd.	138,520	198,757
Larsen & Toubro, Ltd.	3,980	181,394
LIC Housing Finance, Ltd.	8,455	255,046
Lupin, Ltd.	12,300	121,450
Madhucon Projects, Ltd.	339	1,123
Madras Cements, Ltd.	15,000	39,251
*Mahanagar Telephone Nigam, Ltd.	21,492	32,669

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Maharashtra Seamless, Ltd.	6,338	$59,619
Mahindra & Mahindra Financial Services, Ltd.	7,688	127,623
Mahindra & Mahindra, Ltd.	43,000	709,134
Mahindra Lifespace Developers, Ltd.	3,460	37,057
Mangalore Refinery & Petrochemicals, Ltd.	28,382	52,045
Maruti Suzuki India, Ltd.	5,785	202,374
*MAX India, Ltd.	8,840	31,581
*Maytas Infra, Ltd.	9,585	43,320
McLeod Russel India, Ltd.	5,519	28,648
Mercator Lines, Ltd.	25,374	36,849
MindTree, Ltd.	1,785	20,548
*Monnet Ispat, Ltd.	3,882	52,292
Moser Baer (India), Ltd.	17,173	25,082
Motherson Sumi Systems, Ltd.	12,642	52,377
*Motilal Oswal Financial Services, Ltd.	6,733	29,419
Mphasis, Ltd.	7,290	100,386
MRF, Ltd.	248	51,988
Mundra Port & Special Economic Zone, Ltd.	15,220	52,176
Nagarjuna Construction Co., Ltd.	31,522	104,976
Nagarjuna Fertilizers & Chemicals, Ltd.	62,774	47,819
National Aluminium Co., Ltd.	14,681	132,976
Nava Bharat Ventures, Ltd.	1,957	16,800
*Nectar Lifesciences, Ltd.	1,127	764
NIIT Technologies, Ltd.	6,924	34,088
Nirma, Ltd.	7,344	38,336
*Noida Toll Bridge Co., Ltd.	13,172	9,424
NTPC, Ltd.	9,275	40,720
Oil & Natural Gas Corp, Ltd.	1,475	43,353
Opto Circuits India, Ltd.	5,084	32,804
*Oracle Financial Services Software, Ltd.	2,009	100,119
*Orbit Corp., Ltd.	10,674	27,933
Orient Paper & Industries, Ltd.	3,051	4,046
Oriental Bank of Commerce	9,651	108,552
Pantaloon Retail India, Ltd.	8,932	94,952
Patni Computer Systems, Ltd. ADR	5,245	109,516
Peninsula Land, Ltd.	10,444	14,447
Petronet LNG, Ltd.	34,000	85,154
Pidilite Industries, Ltd.	11,464	37,351
Piramal Healthcare, Ltd.	5,363	57,701
Power Finance Corp, Ltd.	49,470	400,868
PTC India, Ltd.	36,592	110,655
Punj Lloyd, Ltd.	25,367	67,526
Punjab National Bank, Ltd.	1,815	52,862
Rajesh Exports, Ltd.	14,840	39,545
*Ranbaxy Laboratories, Ltd.	11,207	146,594
*Raymond, Ltd.	6,963	67,916
Reliance Capital, Ltd.	14,061	258,515
Reliance Communications, Ltd.	45,116	182,577
Reliance Energy, Ltd.	1,686	39,427
Reliance Industries, Ltd.	66,835	1,649,901
*Reliance Natural Resources, Ltd.	24,709	21,373
*Reliance Power, Ltd.	57,536	203,689
Rolta India, Ltd.	21,070	79,248
Ruchi Soya Industries, Ltd.	16,055	47,740
Rural Electrification Corp, Ltd.	13,757	114,645
*S.Kumars Nationwide, Ltd.	39,329	72,139
*Sadbhav Engineering, Ltd.	435	14,198
*Satyam Computer Services, Ltd.	31,609	56,213
Sesa Goa, Ltd.	34,032	247,236
Shipping Corp. of India, Ltd.	15,227	59,321
Shree Cement, Ltd.	1,212	57,015

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Shree Renuka Sugars, Ltd.	31,844	$64,946
Shriram Transport Finance Co., Ltd.	5,674	112,729
Siemens India, Ltd.	8,842	162,541
SKF India, Ltd.	3,176	41,577
Sobha Developers, Ltd.	5,557	45,169
South Indian Bank, Ltd.	100,340	62,412
SREI Infrastructure Finance, Ltd.	10,299	30,693
SRF, Ltd.	8,369	75,973
*State Bank of Bikaner & Jaipur	634	10,264
State Bank of India	3,654	260,049
Steel Authority of India, Ltd.	15,281	67,371
Sterling Biotech, Ltd.	11,381	27,954
Sterlite Industries (India), Ltd. ADR	2,900	44,863
Sterlite Industries (India), Ltd. Series A	34,844	133,402
Sun Pharmaceuticals Industries, Ltd.	2,778	131,990
Sun TV Network, Ltd.	7,669	86,022
Supreme Industries, Ltd.	13,945	45,566
*Suzlon Energy, Ltd.	74,803	93,288
Syndicate Bank	33,071	103,692
Tata Chemicals, Ltd.	4,649	40,900
*Tata Communications, Ltd. ADR	5,100	70,992
Tata Consultancy Services, Ltd.	4,166	98,853
Tata Investment Corp., Ltd.	2,924	38,203
Tata Motors, Ltd.	27,150	711,465
Tata Power Co., Ltd.	1,615	50,774
Tata Steel, Ltd.	22,467	298,842
Tata Tea, Ltd.	54,530	153,048
*Tata Teleservices Maharashtra, Ltd.	58,119	29,543
*TCI Developers	20	93
Tech Mahindra, Ltd.	3,035	49,796
TexmaCo., Ltd.	12,282	44,857
Thomas Cook India, Ltd.	29,048	43,703
*Timken India, Ltd.	1,690	7,342
Titan Industries, Ltd.	1,616	129,283
Torrent Pharmaceuticals, Ltd.	243	3,031
*Torrent Power, Ltd.	10,757	70,848
Transport Corp of India, Ltd.	394	1,091
Trent, Ltd.	100	2,286
*Trent, Ltd. Series A	22	458
*Trent, Ltd. Series B	22	446
Triveni Engineering & Industries, Ltd.	19,714	53,262
Tube Investments of India	11,701	39,887
*Tulip IT Services, Ltd.	15,047	60,676
TVS Motor Co., Ltd.	34,636	57,084
UCO Bank	28,541	81,039
*Ultratech Cement, Ltd.	6,895	170,405
Union Bank of India	13,224	112,843
Unitech, Ltd.	126,257	247,081
United Phosphorus, Ltd.	26,764	120,372
United Spirits, Ltd.	1,255	42,262
Usha Martin, Ltd.	19,377	37,884
*UTV Software Communications, Ltd.	3,864	50,082
Videocon Industries, Ltd.	10,107	57,736
*Videsh Sanchar Nigam, Ltd.	9,010	62,407
Voltamp Transformers, Ltd.	360	7,112
Voltas, Ltd.	27,567	152,560
Welspun Corp., Ltd.	15,250	85,742
Wipro, Ltd.	15,238	144,144
Yes Bank, Ltd.	13,958	113,211
Zee Entertainment Enterprises, Ltd.	20,176	126,208
*Zee Learn, Ltd.	5,044	590

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Zensar Technologies, Ltd.	11,134	$38,491

TOTAL INDIA		28,930,704

INDONESIA — (0.8%)
PT Adaro Energy Tbk	521,500	123,034
PT AKR Corporindo Tbk	357,000	60,393
PT Aneka Tambang Tbk	338,000	96,827
PT Asahimas Flat Glass Tbk	86,500	61,128
PT Astra Agro Lestari Tbk	39,000	109,045
PT Astra International Tbk	96,500	617,852
*PT Bakrie & Brothers Tbk	4,061,500	24,621
PT Bakrie Sumatera Plantations Tbk	1,417,000	61,489
*PT Bakrie Telecom Tbk	4,680,500	126,234
PT Bakrieland Development Tbk	2,932,500	52,102
PT Bank Bukopin Tbk	459,000	35,927
PT Bank Central Asia Tbk	256,000	201,129
PT Bank Danamon Indonesia Tbk	402,823	302,956
PT Bank Mandiri Persero Tbk	408,000	320,734
PT Bank Negara Indonesia Persero Tbk	645,500	282,234
*PT Bank Pan Indonesia Tbk	1,160,500	145,564
PT Bank Rakyat Indonesia Persero Tbk	383,000	490,345
*PT Barito Pacific Tbk	293,000	41,740
*PT Berlian Laju Tanker Tbk	514,666	22,231
*PT Bisi International Tbk	255,500	67,439
PT Bumi Resources Tbk	2,434,000	609,455
*PT Central Proteinaprima Tbk	4,938,500	29,286
PT Charoen Pokphand Indonesia Tbk	141,500	135,780
*PT Ciputra Development Tbk	1,509,076	71,313
PT Elnusa Tbk	1,488,000	55,981
*PT Energi Mega Persada Tbk	3,307,500	43,915
PT Global Mediacom Tbk	1,018,500	56,628
PT Gudang Garam Tbk	114,000	609,913
PT Hexindo Adiperkasa Tbk	108,000	78,718
*PT Holcim Indonesia Tbk	325,000	84,836
*PT Indah Kiat Pulp & Paper Corp. Tbk	490,500	114,151
PT Indo Tambangraya Megah Tbk	11,500	58,317
PT Indocement Tunggal Prakarsa Tbk	66,000	135,513
PT Indofood Sukses Makmur Tbk	702,000	409,422
PT Indosat Tbk ADR	1,609	53,000
PT International Nickel Indonesia Tbk	369,000	197,127
PT Jasa Marga Tbk	489,000	205,532
PT Kalbe Farma Tbk	426,000	127,956
*PT Lippo Karawaci Tbk	1,845,000	128,054
PT Matahari Putra Prima Tbk	520,000	81,927
PT Mayorah Indah Tbk	107,000	144,673
PT Medco Energi Internasional Tbk	325,000	148,870
*PT Mitra International Resources Tbk	821,000	22,119
*PT Pabrik Kertas Tjiwi Kimia Tbk	156,500	66,273
*PT Pakuwon Jati Tbk	602,000	63,468
*PT Panin Financial Tbk	2,295,000	50,176
PT Perusahaan Gas Negara Tbk	192,500	87,566
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	129,500	170,203
PT Ramayana Lestari Sentosa Tbk	182,500	18,617
PT Sampoerna Agro Tbk	51,000	17,170
PT Semen Gresik Persero Tbk	49,000	53,872
*PT Sentul City Tbk	2,917,500	38,276
PT Summarecon Agung Tbk	1,565,500	198,682
*PT Surya Citra Media Tbk	75,000	27,603
PT Tambang Batubara Bukit Asam Tbk	22,000	48,476
PT Telekomunikasi Indonesia Tbk	7,000	7,106
#PT Telekomunikasi Indonesia Tbk Sponsored ADR	2,000	80,780

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
PT Timah Tbk	380,500	$121,815
PT Trada Maritime Tbk	441,000	29,653
*PT Truba Alam Manunggal Engineering Tbk	2,841,000	26,550
PT Unilever Indonesia Tbk	34,000	66,592
PT United Tractors Tbk	186,500	464,858
PT Wijaya Karya Tbk	754,500	61,044

TOTAL INDONESIA		8,544,290

IRELAND — (0.4%)
*Aer Lingus Group P.L.C.	17,870	28,570
*Allied Irish Banks P.L.C.	29,187	13,861
*Allied Irish Banks P.L.C. Sponsored ADR	24,300	24,300
*Anglo Irish Bank Corp. P.L.C.	114,377	34,544
Bank of Ireland P.L.C. Sponsored ADR	2,000	6,160
C&C Group P.L.C.	25,788	119,552
CRH P.L.C.	31,003	535,527
CRH P.L.C. Sponsored ADR	33,796	597,175
DCC P.L.C.	11,341	327,754
*Dragon Oil P.L.C.	28,740	205,927
*Elan Corp. P.L.C.	9,558	53,043
*Elan Corp. P.L.C. Sponsored ADR	37,910	206,610
FBD Holdings P.L.C.	7,310	62,426
Glanbia P.L.C.	707	3,346
*Governor & Co. of the Bank of Ireland P.L.C. (The)	10,125	7,562
Grafton Group P.L.C.	26,924	114,938
*Greencore Group P.L.C.	63,753	96,794
*Independent News & Media P.L.C.	28,356	24,311
Irish Continental Group P.L.C.	203	4,297
*Irish Life & Permanent Group Holdings P.L.C.	9,925	21,001
*James Hardie Industries SE	18,555	98,344
*Kenmare Resources P.L.C.	13,695	4,353
Kerry Group P.L.C.	13,692	503,883
Kingspan Group P.L.C.	16,868	141,057
Paddy Power P.L.C.	1,476	59,578
*Smurfit Kappa Group P.L.C.	19,760	211,535
*United Drug P.L.C.	82,490	261,646

TOTAL IRELAND		3,768,094

ISRAEL — (0.6%)
*Africa Israel Investments, Ltd.	4,633	32,344
*Alon Holdings Blue Square, Ltd.	1,974	17,938
*AL-ROV Israel, Ltd.	523	18,080
*Alvarion, Ltd.	10,204	26,447
*AudioCodes, Ltd.	7,800	37,082
*Bank Hapoalim B.M	94,527	428,352
*Bank Leumi Le-Israel B.M	100,826	463,957
Bezeq Israeli Telecommunication Corp., Ltd.	27,134	71,333
*Biocell, Ltd.	864	12,456
*BioLine RX, Ltd.	26,442	25,106
Cellcom Israel, Ltd.	1,200	40,548
Clal Industries & Investments, Ltd.	10,044	75,290
*Clal Insurance Enterprise Holdings, Ltd.	2,034	54,646
*Delek Automotive Systems, Ltd.	7,070	86,771
DS Apex Holdings, Ltd.	1,650	10,733
*Elbit Medical Imaging, Ltd.	875	12,434
Elbit Systems, Ltd.	926	49,170
Elbit Systems, Ltd. ADR	900	48,717
Electra (Israel), Ltd.	470	49,228
*Electra Real Estate, Ltd.	1	7
*EZchip Semiconductor, Ltd.	586	14,481
First International Bank of Israel, Ltd.	11,344	159,875

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*FMS Enterprises Migun, Ltd.	139	$3,978
Formula Systems, Ltd.	2,025	28,555
*Frutarom Industries, Ltd.	8,502	84,986
*Fundtech, Ltd.	400	5,560
*Hadera Paper, Ltd.	78	6,693
Harel Insurance Investments & Finances, Ltd.	2,057	116,811
*Hot Telecommunications Systems, Ltd.	7,045	92,882
Israel Chemicals, Ltd.	6,240	95,235
*Israel Discount Bank, Ltd.	67,761	137,478
*Israel Land Development Co., Ltd. (The)	2,737	33,110
*Ituran Location & Control, Ltd.	5,755	87,173
*Jerusalem Oil Exploration	206	4,937
*Makhteshim-Agan Industries, Ltd.	31,047	156,652
*Mellanox Technologies, Ltd.	1,183	26,781
*Menorah Mivtachim Holdings, Ltd.	6,823	91,542
*Migdal Insurance & Financial Holding, Ltd.	58,646	121,796
Mizrahi Tefahot Bank, Ltd.	15,377	143,550
*Neto ME Holdings, Ltd.	47	2,258
NetVision, Ltd.	2,970	37,991
*NICE Systems, Ltd. Sponsored ADR	10,340	346,287
*Oil Refineries, Ltd.	178,646	106,166
*Ormat Industries, Ltd.	8,353	66,282
Osem Investments, Ltd.	3,323	52,296
Partner Communications Co., Ltd.	2,606	52,921
Partner Communications Co., Ltd. ADR	1,600	32,528
*Paz Oil Co., Ltd.	608	95,959
*Phoenix Holdings, Ltd. (The)	11,233	38,811
*RADVision, Ltd.	2,224	15,619
*Retalix, Ltd.	3,337	41,597
Scailex Corp, Ltd.	700	13,553
*Strauss Group, Ltd.	4,340	68,374
Super-Sol, Ltd. Series B	7,747	47,531
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	31,270	1,622,913
*Tower Semiconductor, Ltd.	1,186	1,623
*Union Bank of Israel, Ltd.	3,607	17,388

TOTAL ISRAEL		5,632,811

ITALY — (1.9%)
A2A SpA	77,801	126,857
*ACEA SpA	8,786	104,832
Acegas-APS SpA	5,746	33,608
*Acotel Group SpA	188	11,141
Actelios SpA	3,827	11,799
*Aedes SpA	121,157	35,491
Amplifon SpA	27,470	148,033
Ansaldo STS SpA	3,231	44,571
#*Arnoldo Mondadori Editore SpA	20,385	71,920
Ascopiave SpA	6,261	14,415
Assicurazioni Generali SpA	11,814	258,962
Astaldi SpA	10,298	75,866
Atlantia SpA	5,325	121,722
*Autogrill SpA	8,470	112,965
Azimut Holding SpA	10,538	107,476
#Banca Carige SpA	95,637	231,576
#Banca Generali SpA	10,206	132,260
*Banca Intermobiliare SpA	6,306	36,718
#*Banca Monte Dei Paschi di Siena SpA	189,184	266,285
Banca Piccolo Credito Valtellinese Scarl	31,165	158,091
#Banca Popolare dell’Emilia Romagna Scrl	13,602	168,045
*Banca Popolare dell’Etruria e del Lazio Scarl	10,296	47,758
Banca Popolare di Milano Scarl	54,263	253,708

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
#*Banca Popolare di Sondrio Scarl	21,473	$203,034
*Banca Profilo SpA	4,046	2,667
Banco di Desio e della Brianza SpA	5,242	30,094
Banco Popolare Scarl	102,463	550,678
BasicNet SpA	9,483	38,000
Benetton Group SpA	9,444	76,747
*Biesse SpA	2,010	15,218
Brembo SpA	4,107	45,120
*Brioschi Sviluppo Immobiliare SpA	158,823	36,025
#Bulgari SpA	17,144	183,608
#Buzzi Unicem SpA	10,407	119,723
*C.I.R. SpA - Compagnie Industriali Riunite	54,679	124,281
Caltagirone Editore SpA	4,600	11,211
*Carraro SpA	8,171	31,906
Cementir Holding SpA	4,866	16,924
Credito Artigiano SpA	18,471	34,178
Credito Bergamasco SpA	1,348	40,387
#Credito Emiliano SpA	12,577	89,429
Danieli & Co. SpA	1,730	45,653
*Datalogic SpA	2,485	18,316
Davide Campari - Milano SpA	36,106	229,002
De Longhi SpA	2,784	16,087
*DeA Capital SpA	29,388	53,593
DiaSorin SpA	2,217	91,070
*Digital Multimedia Technologies SpA	2,344	45,638
Enel SpA	81,141	463,488
Eni SpA	36,261	816,506
#Eni SpA Sponsored ADR	6,880	309,118
ERG SpA	8,111	112,037
Esprinet SpA	7,586	75,472
#*Eurotech SpA	11,463	36,558
#*Fastweb SpA	1,492	37,323
#Fiat SpA	38,883	658,456
Finmeccanica SpA	44,233	618,116
Fondiaria - SAI SpA	9,809	116,561
*Gemina SpA	86,140	69,173
#Geox SpA	5,423	32,635
GranitiFiandre SpA	6,575	28,893
*Gruppo Coin SpA	6,187	65,068
*Gruppo Editoriale L’Espresso SpA	19,872	52,789
Hera SpA	62,720	132,745
#Immsi SpA	36,255	44,419
#*Impregilo SpA	66,351	212,844
Indesit Co. SpA	2,959	36,588
Industria Macchine Automatiche SpA	1,478	31,250
*Interpump Group SpA	11,739	76,564
Intesa Sanpaolo SpA	381,968	1,343,444
Intesa Sanpaolo SpA Sponsored ADR	200	4,230
Iren SpA	16,801	29,527
#Italcementi SpA	12,971	109,396
Italmobiliare SpA	1,543	54,632
*Juventus Football Club SpA	29,868	38,155
*KME Group SpA	131,121	60,759
Landi Renzo SpA	3,251	15,734
#Lottomatica SpA	5,293	88,364
Luxottica Group SpA	1,046	30,893
Luxottica Group SpA Sponsored ADR	2,300	67,666
Maire Tecnimont SpA	193,000	834,707
MARR SpA	2,774	30,133
Mediaset SpA	31,475	232,386
*Mediobanca SpA	49,695	515,147

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
#Mediolanum SpA	8,499	$39,949
Milano Assicurazioni SpA	35,953	77,754
Parmalat SpA	239,349	657,957
#Piaggio & C. SpA	18,418	67,169
Pirelli & Co. SpA	31,874	272,336
#*Prelios SpA	132,926	78,070
*Premafin Finanziaria SpA	41,633	62,264
Prysmian SpA	7,222	139,980
Recordati SpA	5,186	51,089
Sabaf SpA	480	15,353
#*Safilo Group SpA	4,145	65,406
Saipem SpA	2,959	131,464
#*Saras SpA	28,397	62,852
#*Seat Pagine Gialle SpA	328,627	60,035
#*Snai SpA	15,775	62,623
Snam Rete Gas SpA	26,979	146,265
Societa Iniziative Autostradali e Servizi SpA	6,224	58,888
Societe Cattolica di Assicurazoni Scrl SpA	5,529	150,447
Sol SpA	11,034	72,919
*Sorin SpA	30,885	75,083
*Telecom Italia Media SpA	35,176	13,401
Telecom Italia SpA Sponsored ADR	56,246	858,314
Tenaris SA ADR	2,700	111,861
Terna Rete Elettrica Nazionale SpA	62,234	287,180
#*Tiscali SpA	91,625	13,589
Tod’s SpA	719	69,753
Trevi Finanziaria SpA	3,901	51,856
UniCredit SpA	767,057	1,999,769
Unione di Banche Italiane ScpA	95,688	1,010,343
Unipol Gruppo Finanziario SpA	88,492	69,575
Vittoria Assicurazioni SpA	3,672	18,757
Zignago Vetro SpA	1,242	8,279

TOTAL ITALY		19,065,044

JAPAN — (12.9%)
77 Bank, Ltd. (The)	54,000	254,291
*A&D Co., Ltd.	5,400	24,008
*Accordia Golf Co., Ltd.	74	67,639
Achilles Corp.	26,000	33,933
Adeka Corp.	11,700	124,719
Advantest Corp. ADR	3,900	74,100
#AEON Co., Ltd.	36,200	426,336
Aeon Delight Co., Ltd.	1,500	27,817
Aeon Fantasy Co., Ltd.	4,600	47,137
Agrex, Inc.	600	5,522
Ahresty Corp.	1,700	13,829
Ai Holdings Corp.	8,200	27,725
Aica Kogyo Co., Ltd.	4,500	50,560
Aichi Bank, Ltd. (The)	1,200	67,174
Aichi Corp.	800	2,861
Aichi Machine Industry Co., Ltd.	19,000	64,822
Aichi Steel Corp.	15,000	83,317
Aida Engineering, Ltd.	17,800	58,935
Aiphone Co., Ltd.	2,500	36,467
Air Water, Inc.	6,000	69,914
Airport Facilities Co., Ltd.	10,300	40,577
Aisan Industry Co., Ltd.	4,900	36,791
Aisin Seiki Co., Ltd.	15,700	491,932
Ajinomoto Co., Inc.	50,000	476,502
Akebono Brake Industry Co., Ltd.	7,100	42,258
Akita Bank, Ltd. (The)	32,000	90,234

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Alconix Corp.	2,100	$44,396
Alfresa Holdings Corp.	5,400	227,041
*All Nippon Airways Co., Ltd.	11,000	41,611
Allied Telesis Holdings K.K.	11,900	15,408
Aloka Co., Ltd.	4,600	27,117
Alpen Co., Ltd.	2,300	35,577
Alpha Systems, Inc.	900	17,598
Alpine Electronics, Inc.	3,800	47,625
Alps Electric Co., Ltd.	24,200	216,837
Alps Logistics Co., Ltd.	2,200	23,728
Amada Co., Ltd.	46,000	302,685
Amano Corp.	10,400	85,615
Amuse, Inc.	2,600	29,060
#Anritsu Corp.	21,000	135,451
*AOC Holdings, Inc.	10,500	46,138
AOI Electronic Co., Ltd.	1,100	10,547
AOKI Holdings, Inc.	4,000	56,501
Aomori Bank, Ltd. (The)	21,000	51,134
Aoyama Trading Co., Ltd.	9,100	148,202
Aozora Bank, Ltd.	101,000	168,832
Arakawa Chemical Industries, Ltd.	3,900	40,698
Arc Land Sakamoto Co., Ltd.	2,200	23,119
Arcs Co., Ltd.	4,600	59,523
Ariake Japan Co., Ltd.	1,700	25,719
Arisawa Manufacturing Co., Ltd.	7,000	34,353
Arnest One Corp.	4,400	46,438
ART Corp.	2,300	35,927
As One Corp.	2,100	38,484
Asahi Breweries, Ltd.	6,700	135,135
Asahi Co., Ltd.	2,000	29,563
Asahi Diamond Industrial Co., Ltd.	6,000	105,940
Asahi Glass Co., Ltd.	50,000	479,639
Asahi Holdings, Inc.	3,100	68,162
Asahi Kasei Corp.	72,000	423,569
Asahi Organic Chemicals Industry Co., Ltd.	15,000	34,736
*Asahi Tec Corp.	736,000	192,151
Asatsu-DK, Inc.	5,400	124,369
Asax Co., Ltd.	1	1,128
Asics Corp.	5,000	53,838
ASKA Pharmaceutical Co., Ltd.	6,000	38,056
Astellas Pharma, Inc.	4,200	156,248
*Atom Corp.	300	817
Atsugi Co., Ltd.	29,000	36,756
*Autobacs Seven Co., Ltd.	5,300	198,545
Avex Group Holdings, Inc.	4,700	67,691
Awa Bank, Ltd. (The)	31,000	210,743
Bando Chemical Industries, Ltd.	16,000	53,826
Bank of Iwate, Ltd. (The)	2,200	92,978
Bank of Kyoto, Ltd. (The)	25,000	223,255
Bank of Nagoya, Ltd. (The)	23,000	69,589
Bank of Okinawa, Ltd. (The)	2,600	100,032
Bank of Saga, Ltd. (The)	25,000	65,768
Bank of the Ryukyus, Ltd.	7,700	89,356
Bank of Yokohama, Ltd. (The)	109,000	534,435
Belc Co., Ltd.	600	6,301
Belluna Co., Ltd.	5,950	28,336
Benesse Holdings, Inc.	1,200	57,591
#*Best Denki Co., Ltd.	13,000	36,401
Bic Camera, Inc.	89	35,346
BML, Inc.	1,300	32,351
Bookoff Corp.	3,500	27,209

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Bridgestone Corp.	13,900	$248,828
Brother Industries, Ltd.	31,100	397,023
Bunka Shutter Co., Ltd.	11,000	24,047
CAC Corp.	4,000	27,908
*Calsonic Kansei Corp.	28,000	93,956
Canon Electronics, Inc.	2,800	73,496
Canon Marketing Japan, Inc.	11,400	142,002
Canon, Inc. Sponsored ADR	6,560	301,760
Capcom Co., Ltd.	1,600	25,149
#*Casio Computer Co., Ltd.	29,700	208,303
Cawachi, Ltd.	1,800	31,823
*Cedyna Financial Corp.	12,400	17,208
Central Glass Co., Ltd.	24,000	103,361
Central Japan Railway Co.	11	83,202
Central Security Patrols Co., Ltd.	2,100	19,834
Century Tokyo Leasing Corp.	10,100	145,709
Chiba Bank, Ltd. (The)	59,000	364,257
*Chiba Kogyo Bank, Ltd. (The)	5,200	28,907
Chino Corp.	1,000	2,296
Chiyoda Co., Ltd.	2,300	27,814
Chiyoda Corp.	18,000	149,104
Chiyoda Integre Co., Ltd.	3,700	45,711
Chofu Seisakusho Co., Ltd.	3,300	66,556
Chubu Electric Power Co., Ltd.	7,400	187,015
Chubu Shiryo Co., Ltd.	6,000	35,397
Chuetsu Pulp & Paper Co., Ltd.	20,000	32,577
Chugai Pharmaceutical Co., Ltd.	2,500	43,831
Chugai Ro Co., Ltd.	14,000	44,395
Chugoku Bank, Ltd. (The)	16,000	185,588
Chugoku Electric Power Co., Ltd. (The)	5,000	100,768
Chugoku Marine Paints, Ltd.	7,000	50,703
Chukyo Bank, Ltd. (The)	15,000	44,310
Chuo Denki Kogyo Co., Ltd.	5,100	29,156
Chuo Mitsui Trust Holdings, Inc.	88,000	317,465
Chuo Spring Co., Ltd.	4,000	13,370
Circle K Sunkus Co., Ltd.	7,600	107,705
Citizen Holdings Co., Ltd.	37,900	217,823
CKD Corp.	11,200	79,006
Cleanup Corp.	500	3,023
CMIC Co., Ltd.	100	28,594
CMK Corp.	11,500	45,351
Coca-Cola Central Japan Co., Ltd.	3,500	44,063
Coca-Cola West Co., Ltd.	8,600	131,599
Cocokara fine, Inc.	4,300	93,213
Combi Corp.	2,000	15,713
Computer Engineering & Consulting, Ltd.	6,400	27,652
Comsys Holdings Corp.	16,000	142,011
*Co-Op Chemical Co., Ltd.	8,000	9,476
Corona Corp.	2,600	22,846
Cosel Co., Ltd.	4,000	52,444
Cosmo Oil Co., Ltd.	95,000	255,820
Cosmos Pharmaceutical Corp.	1,900	59,715
Credit Saison Co., Ltd.	23,000	326,225
*CSK Corp.	7,500	25,135
#Culture Convenience Club Co., Ltd.	4,600	20,441
Dai Nippon Printing Co., Ltd.	38,000	479,342
Daibiru Corp.	7,300	56,407
Daicel Chemical Industries, Ltd.	40,000	277,862
Dai-Dan Co., Ltd.	9,000	39,028
Daido Kogyo Co., Ltd.	11,553	20,648
Daido Metal Co., Ltd.	10,000	48,826

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Daido Steel Co., Ltd.	49,000	$249,688
Daidoh, Ltd.	4,000	32,192
#*Daiei, Inc. (The)	9,250	33,473
Daifuku Co., Ltd.	11,500	54,632
Daihatsu Motor Co., Ltd.	8,000	108,068
Daihen Corp.	9,000	40,459
*Daiichi Chuo K.K.	24,000	54,464
Daiichi Jitsugyo Co., Ltd.	2,000	5,908
Daiichi Kogyo Seiyaku Co., Ltd.	6,000	14,812
Daiichi Sankyo Co., Ltd.	6,400	135,626
Daiken Corp.	20,000	45,993
*Daiki Aluminium Industry Co., Ltd.	10,000	31,062
Daikin Industries, Ltd.	2,700	93,936
Daiko Clearing Services Corp.	2,900	8,977
Daikoku Denki Co., Ltd.	2,100	23,666
#*Daikyo, Inc.	36,000	55,921
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	15,000	63,239
*Dainippon Screen Manufacturing Co., Ltd.	20,000	113,808
Dainippon Sumitomo Pharma Co., Ltd.	17,600	158,949
Daio Paper Corp.	10,000	64,947
Daisan Bank, Ltd. (The)	18,000	43,960
Daiseki Co., Ltd.	1,800	34,042
Daishi Bank, Ltd. (The)	42,000	129,811
Daiso Co., Ltd.	15,000	39,506
Daisyo Corp.	2,500	28,150
Daito Trust Construction Co., Ltd.	1,700	102,800
Daiwa House Industry Co., Ltd.	40,000	431,055
Daiwa Industries, Ltd.	2,100	9,239
Daiwa Securities Group, Inc.	139,000	566,734
#Daiwabo Holdings Co., Ltd.	26,000	60,139
DCM Holdings Co., Ltd.	11,400	57,904
Denki Kagaku Kogyo K.K.	59,000	259,655
Denki Kogyo Co., Ltd.	16,000	64,182
Denso Corp.	18,800	584,644
Dentsu, Inc.	11,300	266,276
Denyo Co., Ltd.	5,400	32,571
Descente, Ltd.	11,000	55,714
DIC Corp.	74,000	137,535
#Disco Corp.	2,700	156,328
Don Quijote Co., Ltd.	2,200	60,254
Doshisha Co., Ltd.	3,000	73,364
Doutor Nichires Holdings Co., Ltd.	6,300	85,289
Dowa Holdings Co., Ltd.	24,000	145,717
DTS Corp.	3,900	41,489
*Duskin Co., Ltd.	7,800	137,112
Dydo Drinco, Inc.	1,600	53,116
eAccess, Ltd.	64	46,525
Eagle Industry Co., Ltd.	6,000	50,096
*Earth Chemical Co., Ltd.	200	6,790
East Japan Railway Co.	3,500	216,137
*Ebara Corp.	53,000	226,977
Edion Corp.	8,600	63,633
Ehime Bank, Ltd. (The)	23,000	59,988
Eighteenth Bank, Ltd. (The)	27,000	66,880
Eisai Co., Ltd.	2,100	72,245
Eizo Nanao Corp.	4,000	81,541
Electric Power Development Co., Ltd.	3,000	88,768
Elematec Corp.	2,800	35,346
*Elpida Memory, Inc.	10,600	108,510
Enplas Corp.	3,500	44,742
ESPEC Corp.	5,900	33,173

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Excel Co., Ltd.	1,900	$19,770
Exedy Corp.	4,100	127,941
Ezaki Glico Co., Ltd.	9,000	110,557
F&A Aqua Holdings, Inc.	2,600	22,191
Faith, Inc.	50	3,594
FamilyMart Co., Ltd.	1,400	49,643
Fancl Corp.	2,900	44,574
Fanuc, Ltd.	1,300	188,201
Fast Retailing Co., Ltd.	400	52,396
FCC Co., Ltd.	3,000	64,270
*FDK Corp.	21,000	28,682
*Felissimo Corp.	600	7,589
FIDEA Holdings Co., Ltd.	7,200	15,027
*First Baking Co., Ltd.	1,000	1,021
Foster Electric Co., Ltd.	4,700	108,347
FP Corp.	1,000	55,205
France Bed Holdings Co., Ltd.	27,000	34,206
F-Tech, Inc.	400	6,481
*Fudo Tetra Corp.	41,100	23,966
Fuji Co., Ltd.	2,400	47,095
Fuji Corp, Ltd.	4,000	15,144
Fuji Electric Holdings Co., Ltd.	64,000	152,664
*Fuji Fire & Marine Insurance Co., Ltd.	31,000	38,350
Fuji Furukawa Engineering & Construction Co., Ltd.	1,000	1,356
Fuji Heavy Industries, Ltd.	76,000	523,753
*Fuji Kiko Co., Ltd.	4,000	10,499
Fuji Oil Co., Ltd.	6,300	90,447
Fuji Seal International, Inc.	1,000	20,277
Fuji Soft, Inc.	2,500	37,005
Fuji Television Network, Inc.	43	56,917
Fujicco Co., Ltd.	4,000	49,002
FUJIFILM Holdings Corp.	22,100	737,292
Fujikura Kasei Co., Ltd.	5,300	31,764
Fujikura, Ltd.	53,000	246,623
Fujimi, Inc.	2,700	38,462
Fujimori Kogyo Co., Ltd.	2,700	34,276
*Fujitec Co., Ltd.	13,000	58,354
Fujitsu Frontech, Ltd.	5,600	41,438
Fujitsu, Ltd.	40,500	276,269
Fukuda Corp.	3,000	5,824
Fukui Bank, Ltd. (The)	33,000	101,761
Fukuoka Financial Group, Inc.	71,400	276,925
*Fukusima Industries Corp.	1,100	9,624
*Fukuyama Transporting Co., Ltd.	22,000	108,914
Funai Consulting Co., Ltd.	3,700	22,725
Funai Electric Co., Ltd.	2,700	82,883
*Furukawa Co., Ltd.	37,000	38,202
Furukawa Electric Co., Ltd.	33,000	122,973
Furukawa-Sky Aluminum Corp.	18,000	47,660
Furusato Industries, Ltd.	1,000	5,091
Fuso Pharmaceutical Industries, Ltd.	13,000	33,598
Futaba Corp.	4,500	79,069
*Futaba Industrial Co., Ltd.	2,400	12,754
Fuyo General Lease Co., Ltd.	3,100	87,975
Gakken Holdings Co., Ltd.	21,000	35,294
GEO Co., Ltd.	57	60,012
Glory, Ltd.	9,000	198,782
GMO Internet, Inc.	7,900	28,250
Godo Steel, Ltd.	15,000	28,219
Goldcrest Co., Ltd.	3,510	75,816
*Goldwin, Inc.	13,000	24,081

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Gourmet Kineya Co., Ltd.	3,000	$13,449
#GS Yuasa Corp.	18,000	120,045
*GSI Creos Corp.	29,000	34,953
Gunma Bank, Ltd. (The)	39,000	195,596
Gunze, Ltd.	29,000	100,692
H2O Retailing Corp.	19,000	124,463
Hachijuni Bank, Ltd. (The)	36,000	184,739
*Hakudo Co., Ltd.	2,800	26,879
Hakuhodo Dy Holdings, Inc.	3,560	177,805
Hakuto Co., Ltd.	5,400	45,700
Hamamatsu Photonics K.K.	4,200	135,848
Hankyu Hanshin Holdings, Inc.	26,000	124,638
Hanwa Co., Ltd.	25,000	98,747
Happinet Corp.	2,500	28,017
Harashin Narus Holdings Co., Ltd.	2,200	27,458
*Haseko Corp.	21,000	18,014
*Hazama Corp.	33,800	25,193
Heiwa Corp.	5,600	70,476
Heiwa Real Estate Co., Ltd.	19,000	50,207
Heiwado Co., Ltd.	5,400	66,492
Hibiya Engineering, Ltd.	6,000	48,305
Hiday Hidaka Corp.	2,400	37,041
Higashi-Nippon Bank, Ltd.	26,000	46,680
#Higo Bank, Ltd. (The)	28,000	130,691
Hikari Tsushin, Inc.	4,000	75,387
Hino Motors, Ltd.	45,000	194,408
*Hioki EE Corp.	700	13,337
Hirose Electric Co., Ltd.	600	60,309
Hiroshima Bank, Ltd. (The)	80,000	326,761
HIS Co., Ltd.	2,400	51,136
Hisaka Works, Ltd.	5,000	57,516
Hisamitsu Pharmaceutical Co., Inc.	1,000	40,952
Hitachi Cable, Ltd.	33,000	78,693
Hitachi Capital Corp.	7,000	93,152
Hitachi Chemical Co., Ltd.	13,200	244,867
Hitachi Construction Machinery Co., Ltd.	9,200	195,615
Hitachi High-Technologies Corp.	10,000	194,337
Hitachi Koki Co., Ltd.	9,000	76,346
Hitachi Kokusai Electric, Inc.	10,000	90,850
Hitachi Medical Corp.	6,000	38,424
Hitachi Metals, Ltd.	12,000	136,586
Hitachi Tool Engineering, Ltd.	1,400	16,504
Hitachi Transport System, Ltd.	6,900	106,821
#Hitachi Zosen Corp.	82,000	118,164
*Hitachi, Ltd. ADR	14,780	666,726
Hodogaya Chemical Co., Ltd.	8,000	23,056
Hogy Medical Co., Ltd.	1,200	54,623
Hokkaido Electric Power Co., Inc.	2,900	60,999
Hokkaido Gas Co., Ltd.	7,000	21,058
Hokkan Holdings, Ltd.	15,000	37,172
Hokko Chemical Industry Co., Ltd.	7,000	20,544
Hokkoku Bank, Ltd. (The)	37,000	148,954
Hokuetsu Bank, Ltd. (The)	17,000	29,924
Hokuetsu Kishu Paper Co., Ltd.	17,000	78,623
Hokuhoku Financial Group, Inc.	141,000	260,746
Hokuriku Electric Power Co., Inc.	3,800	92,205
Hokuto Corp.	2,000	46,822
Honda Motor Co., Ltd.	300	10,815
Honda Motor Co., Ltd. Sponsored ADR	37,467	1,349,936
Honeys Co., Ltd.	300	4,169
Horiba, Ltd.	1,500	36,838

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Horipro, Inc.	400	$3,115
Hosiden Corp.	7,900	78,388
Hosokawa Micron Corp.	5,000	15,953
House Foods Corp.	11,700	172,778
*Howa Machinery, Ltd.	5,000	4,098
Hoya Corp.	5,800	135,481
Hyakugo Bank, Ltd. (The)	33,000	138,918
Hyakujishi Bank, Ltd. (The)	35,000	125,845
Ibiden Co., Ltd.	11,000	270,640
IBJ Leasing Co., Ltd.	2,000	42,034
Ichibanya Co., Ltd.	500	14,013
*Ichikoh Industries, Ltd.	6,000	10,908
Ichiyoshi Securities Co., Ltd.	4,100	23,208
Icom, Inc.	2,100	56,474
Idec Corp.	6,400	53,684
Idemitsu Kosan Co., Ltd.	2,600	219,024
Ihara Chemical Industry Co., Ltd.	6,000	16,914
IHI Corp.	163,000	309,558
Iida Home Max	4,800	36,936
Iino Kaiun Kaisha, Ltd.	9,400	41,903
Imasen Electric Industrial Co., Ltd.	3,000	36,622
Imperial Hotel, Ltd.	550	12,976
*Impress Holdings, Inc.	15,200	23,797
Inaba Denki Sangyo Co., Ltd.	2,200	55,424
Inaba Seisakusho Co., Ltd.	3,700	29,936
Inabata & Co., Ltd.	12,900	64,516
Inageya Co., Ltd.	2,000	20,666
Ines Corp.	8,100	48,926
Information Services International-Dentsu, Ltd.	500	3,183
Innotech Corp.	2,100	10,425
Inpex Corp.	43	223,933
Intage, Inc.	100	1,992
Inui Steamship Co., Ltd.	6,000	30,151
Ise Chemical Corp.	3,000	19,167
*Iseki & Co., Ltd.	18,000	43,796
Isetan Mitsukoshi Holdings, Ltd.	30,500	336,531
*Ishihara Sangyo Kaisha, Ltd.	22,000	15,857
Isuzu Motors, Ltd.	98,000	376,410
IT Holdings Corp.	11,200	123,661
ITO EN, Ltd.	1,700	27,290
ITOCHU Corp.	95,000	832,607
Itochu Enex Co., Ltd.	9,100	41,807
Itochu Techno-Solutions Corp.	1,900	64,889
Itochu-Shokuhin Co., Ltd.	300	9,927
Itoham Foods, Inc.	21,000	67,862
Itoki Corp.	10,000	23,318
Iwai Cosmo Holdings, Inc.	1,500	9,496
#*Iwasaki Electric Co., Ltd.	16,000	24,636
Iwatani International Corp.	11,000	31,865
*Iwatsu Electric Co., Ltd.	10,000	7,212
Iyo Bank, Ltd. (The)	19,843	147,728
*Izumi Co., Ltd.	2,800	37,036
Izumiya Co., Ltd.	13,000	44,010
J Front Retailing Co., Ltd.	81,000	415,133
*Jalux, Inc.	800	6,090
Jamco Corp.	2,000	15,283
*Janome Sewing Machine Co., Ltd.	2,000	1,269
Japan Airport Terminal Co., Ltd.	9,100	149,263
Japan Aviation Electronics Industry, Ltd.	5,000	33,183
Japan Cash Machine Co., Ltd.	4,900	36,344
Japan Digital Laboratory Co., Ltd.	4,100	41,012

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Japan Electronic Materials Corp.	2,100	$11,564
Japan Petroleum Exploration Co., Ltd.	1,900	72,510
Japan Pulp & Paper Co., Ltd.	13,000	43,848
Japan Radio Co., Ltd.	11,000	24,814
Japan Steel Works, Ltd. (The)	1,000	9,541
Japan Tobacco, Inc.	37	114,947
Japan Transcity Corp.	15,000	44,265
Japan Vilene Co., Ltd.	10,000	48,455
Japan Wool Textile Co., Ltd. (The)	9,000	68,837
Jastec Co., Ltd.	200	1,254
JBIS Holdings, Inc.	3,000	10,703
Jeol, Ltd.	10,000	28,203
JFE Holdings, Inc.	5,100	159,041
JFE Shoji Holdings, Inc.	24,000	93,029
JGC Corp.	2,000	38,253
*Jidosha Buhin Kogyo Co., Ltd.	3,000	11,664
JMS Co., Ltd.	2,000	7,235
J-Oil Mills, Inc.	9,000	23,796
Joshin Denki Co., Ltd.	5,000	46,333
Joyo Bank, Ltd. (The)	58,000	252,294
JS Group Corp.	19,600	385,214
JSP Corp.	6,600	75,983
JSR Corp.	17,400	300,134
JTEKT Corp.	21,900	219,417
#*Juki Corp.	31,000	48,889
Juroku Bank, Ltd.	43,000	129,898
*JVC Kenwood Holdings, Inc.	9,000	32,953
JX Holdings, Inc.	165,868	977,752
*kabu.com Securities Co., Ltd.	5,500	19,018
Kadokawa Holdings, Inc.	3,200	75,015
Kaga Electronics Co., Ltd.	5,000	53,498
Kagome Co., Ltd.	2,800	52,768
Kagoshima Bank, Ltd. (The)	24,000	143,523
Kajima Corp.	136,000	318,909
Kakaku.com, Inc.	11	53,081
Kaken Pharmaceutical Co., Ltd.	9,000	98,611
Kameda Seika Co., Ltd.	2,100	43,176
Kamei Corp.	7,000	28,690
Kamigumi Co., Ltd.	38,000	296,811
Kanagawa Chuo Kotsu Co., Ltd.	7,000	35,402
Kandenko Co., Ltd.	13,000	75,761
Kaneka Corp.	49,000	303,092
*Kanematsu Corp.	23,000	18,831
Kanematsu Electronics, Ltd.	6,000	57,666
Kansai Electric Power Co., Inc.	8,200	207,544
Kansai Paint Co., Ltd.	26,000	242,537
Kanto Auto Works, Ltd.	6,300	40,446
Kanto Denka Kogyo Co., Ltd.	12,000	90,146
Kanto Natural Gas Development Co., Ltd.	6,000	31,203
Kao Corp.	3,000	76,251
Kasai Kogyo Co., Ltd.	7,000	33,397
Kasumi Co., Ltd.	8,000	40,746
Katakura Industries Co., Ltd.	4,600	42,412
Kato Sangyo Co., Ltd.	3,600	51,373
Kato Works Co., Ltd.	15,000	26,958
Kawasaki Heavy Industries, Ltd.	58,000	160,140
Kawasaki Kisen Kaisha, Ltd.	66,000	256,279
Kawasumi Laboratories, Inc.	1,000	6,035
Kayaba Industry Co., Ltd.	21,000	123,158
KDDI Corp.	36	194,070
Keihan Electric Railway Co., Ltd.	10,000	44,001

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Keihanshin Real Estate Co., Ltd.	1,200	$5,214
Keihin Corp.	3,300	70,253
Keikyu Corp.	7,000	66,166
Keio Corp.	10,000	69,919
Keisei Electric Railway Co., Ltd.	16,000	106,835
Keiyo Bank, Ltd. (The)	36,000	163,072
#Keiyo Co., Ltd.	6,000	28,942
*Kenedix, Inc.	341	68,887
Kewpie Corp.	13,400	170,473
Key Coffee, Inc.	2,800	47,859
Keyence Corp.	220	54,506
Kikkoman Corp.	17,000	183,206
Kinden Corp.	20,000	171,919
Kintetsu Corp.	33,000	104,502
Kintetsu World Express, Inc.	1,600	37,135
Kirin Holdings Co., Ltd.	22,000	301,481
Kisoji Co., Ltd.	2,100	42,752
Kissei Pharmaceutical Co., Ltd.	4,600	91,562
*Kitagawa Iron Works Co., Ltd.	27,000	37,630
Kita-Nippon Bank, Ltd. (The)	1,300	31,173
Kito Corp.	11	9,908
Kitz Corp.	11,000	48,605
Kiyo Holdings, Inc.	96,000	129,117
Koa Corp.	7,200	73,294
Koatsu Gas Kogyo Co., Ltd.	8,000	43,962
Kobayashi Pharmaceutical Co., Ltd.	1,400	65,190
Kobe Steel, Ltd.	195,000	428,564
Kohnan Shoji Co., Ltd.	3,000	34,698
Kohsoku Corp.	2,200	19,818
Koito Manufacturing Co., Ltd.	18,000	234,300
Kojima Co., Ltd.	8,800	42,478
Kokuyo Co., Ltd.	11,200	85,614
Komatsu Seiren Co., Ltd.	9,000	34,208
Komatsu Wall Industry Co., Ltd.	2,800	24,158
Komatsu, Ltd.	8,900	217,529
Komeri Co., Ltd.	3,600	74,779
Komori Corp.	9,700	95,243
Konami Corp, ADR	1,900	33,193
Konica Minolta Holdings, Inc.	24,000	231,911
Konishi Co., Ltd.	4,800	55,951
Kose Corp.	3,400	81,607
KRS Corp.	200	2,256
K’s Holdings Corp.	4,080	101,392
Kubota Corp. Sponsored ADR	4,000	176,760
*Kumagai Gumi Co., Ltd.	39,000	24,155
Kumiai Chemical Industry Co., Ltd.	14,000	45,420
Kurabo Industries, Ltd.	35,000	53,953
Kuraray Co., Ltd.	28,000	401,023
Kureha Corp.	18,000	102,171
*Kurimoto, Ltd.	31,000	35,486
Kurita Water Industries, Ltd.	2,000	51,806
Kuroda Electric Co., Ltd.	5,100	59,197
Kurosaki Harima Corp.	10,000	33,124
Kyocera Corp.	366	36,476
Kyocera Corp. Sponsored ADR	5,000	498,650
Kyodo Printing Co., Ltd.	17,000	36,415
Kyodo Shiryo Co., Ltd.	26,000	29,117
Kyoei Steel, Ltd.	3,300	40,190
Kyoei Tanker Co., Ltd.	1,000	1,647
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,700	5,861
Kyokuto Securities Co., Ltd.	7,400	53,335

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kyokuyo Co., Ltd.	10,000	$19,670
KYORIN Holdings, Inc.	7,000	108,701
Kyoritsu Maintenance Co., Ltd.	2,400	31,443
Kyosan Electric Manufacturing Co., Ltd.	12,000	50,294
Kyoto Kimono Yuzen Co., Ltd.	1,300	14,145
Kyowa Exeo Corp.	10,000	87,897
Kyowa Hakko Kirin Co., Ltd.	19,000	186,310
Kyudenko Corp.	8,000	41,176
Kyushu Electric Power Co., Inc.	5,100	120,732
*Laox Co., Ltd.	19,000	13,695
Lawson, Inc.	200	9,086
#*Leopalace21 Corp.	18,100	20,385
Life Corp.	1,300	18,664
Lintec Corp.	6,700	150,464
Lion Corp.	10,000	53,974
Mabuchi Motor Co., Ltd.	3,700	195,864
Macnica, Inc.	2,900	55,712
*Macromill, Inc.	10	15,428
Maeda Corp.	22,000	59,607
Maeda Road Construction Co., Ltd.	11,000	76,250
Maezawa Kyuso Industries Co., Ltd.	2,600	29,181
*Makino Milling Machine Co., Ltd.	12,000	82,601
Makita Corp.	4,500	157,783
Makita Corp. Sponsored ADR	5,012	175,069
Mandom Corp.	1,300	35,439
Mars Engineering Corp.	2,700	42,426
Marubeni Corp.	115,000	722,421
Marubun Corp.	1,800	8,329
Marudai Food Co., Ltd.	27,000	77,130
Maruetsu, Inc. (The)	15,000	53,097
Maruha Nichiro Holdings, Inc.	53,000	87,118
Marui Group Co., Ltd.	40,600	319,045
Maruichi Steel Tube, Ltd.	6,700	132,709
Marusan Securities Co., Ltd.	11,900	60,167
Maruwa Co., Ltd.	1,200	29,044
Maruyama Manufacturing Co, Inc.	14,000	24,652
Maruzen Showa Unyu Co., Ltd.	13,000	40,616
Maspro Denkoh Corp.	4,400	41,249
Matsuda Sangyo Co., Ltd.	1,900	32,803
Matsui Securities Co., Ltd.	2,800	15,837
Matsumotokiyoshi Holdings Co., Ltd.	300	5,632
*Matsuya Co., Ltd.	2,000	10,806
Matsuya Foods Co., Ltd.	3,000	46,550
Max Co., Ltd.	6,000	66,208
Maxvalu Tokai Co., Ltd.	1,600	20,379
Mazda Motor Corp.	116,000	294,808
Medipal Holdings Corp.	13,500	157,456
Megachips Corp.	1,600	28,066
Megmilk Snow Brand Co., Ltd.	4,700	83,028
#*Meidensha Corp.	13,000	46,312
Meiji Holdings Co., Ltd.	6,887	317,897
*Meitec Corp.	1,500	29,936
Meito Sangyo Co., Ltd.	1,500	20,013
*Meiwa Estate Co., Ltd.	2,200	12,792
*Meiwa Trading Co., Ltd.	1,000	2,573
Mercian Corp.	21,000	40,152
Michinoku Bank, Ltd. (The)	19,000	38,636
*Mie Bank, Ltd. (The)	12,000	31,451
Mikuni Coca-Cola Bottling Co., Ltd.	4,200	35,960
Milbon Co., Ltd.	300	8,525
Mimasu Semiconductor Industry Co., Ltd.	4,300	42,220

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Minato Bank, Ltd. (The)	21,000	$30,981
Minebea Co., Ltd.	49,000	269,081
Ministop Co., Ltd.	3,800	56,171
Miraca Holdings, Inc.	2,600	93,299
*Mirait Holdings Corp.	7,080	46,543
*Misawa Homes Co., Ltd.	5,900	22,167
Misumi Group, Inc.	2,500	53,408
Mito Securities Co., Ltd.	13,000	18,844
*Mitsuba Corp.	5,000	32,105
Mitsubishi Chemical Holdings Corp.	96,500	496,355
Mitsubishi Corp.	54,500	1,309,072
Mitsubishi Electric Corp.	21,000	196,815
#Mitsubishi Estate Co., Ltd.	6,000	105,111
Mitsubishi Gas Chemical Co., Inc.	46,000	284,384
Mitsubishi Heavy Industries, Ltd.	116,000	421,663
Mitsubishi Logistics Corp.	15,000	181,417
*Mitsubishi Materials Corp.	106,000	331,832
#*Mitsubishi Motors Corp.	67,000	79,591
*Mitsubishi Paper Mills, Ltd.	29,000	29,530
Mitsubishi Pencil Co., Ltd.	3,400	59,430
Mitsubishi Steel Manufacturing Co., Ltd.	25,000	59,595
Mitsubishi Tanabe Pharma Corp.	17,000	278,121
Mitsubishi UFJ Financial Group, Inc.	214,300	994,567
Mitsubishi UFJ Financial Group, Inc. ADR	441,377	2,056,817
Mitsuboshi Belting, Ltd.	7,000	28,846
Mitsui & Co., Ltd.	24,500	385,322
*Mitsui & Co., Ltd. Sponsored ADR	2,651	835,436
Mitsui Chemicals, Inc.	77,000	225,557
#*Mitsui Engineering & Shipbuilding Co., Ltd.	83,000	187,447
Mitsui Fudosan Co., Ltd.	17,000	321,475
*Mitsui High-Tec, Inc.	5,600	28,181
Mitsui Home Co., Ltd.	9,000	40,374
Mitsui Knowledge Industry Co., Ltd.	221	34,945
Mitsui Matsushima Co., Ltd.	23,000	42,019
Mitsui Mining & Smelting Co., Ltd.	77,000	234,839
Mitsui O.S.K. Lines, Ltd.	53,000	338,954
*Mitsui Sugar Co., Ltd.	11,000	40,877
Mitsui-Soko Co., Ltd.	26,000	97,754
Mitsumi Electric Co., Ltd.	8,500	144,527
Mitsuuroko Co., Ltd.	3,800	20,725
Miura Co., Ltd.	3,300	74,585
*Miyachi Corp.	1,900	12,204
Miyazaki Bank, Ltd. (The)	22,000	55,771
Miyoshi Oil & Fat Co., Ltd.	18,000	26,815
Mizuho Financial Group, Inc.	412,900	598,837
*Mizuho Financial Group, Inc. ADR	5,047	14,636
*Mizuho Investors Securities Co., Ltd.	72,000	66,033
Mizuho Securities Co., Ltd.	87,000	184,857
*Mizuho Trust & Banking Co., Ltd.	40,000	35,715
Mizuno Corp.	7,000	29,937
Mochida Pharmaceutical Co., Ltd.	8,000	86,858
#Modec, Inc.	1,300	18,552
*Monex Group, Inc.	50	11,860
Mori Seiki Co., Ltd.	9,900	96,434
Morinaga & Co., Ltd.	25,000	57,141
Morinaga Milk Industry Co., Ltd.	26,000	106,069
Morita Holdings Corp.	9,000	48,512
Mory Industries, Inc.	2,000	6,581
MOS Food Services, Inc.	3,200	56,681
Moshi Moshi Hotline, Inc.	2,100	48,965
MR MAX Corp.	8,300	26,646

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
MS&AD Insurance Group Holdings, Inc.	18,500	$443,203
Murata Manufacturing Co., Ltd.	6,600	370,895
Musashi Seimitsu Industry Co., Ltd.	900	21,461
Musashino Bank, Ltd.	3,900	113,240
*Mutoh Holdings Co., Ltd.	17,000	35,931
Nabtesco Corp.	13,000	230,343
Nachi-Fujikoshi Corp.	10,000	29,895
Nagaileben Co., Ltd.	2,400	56,882
Nagano Bank, Ltd. (The)	15,000	26,477
Nagase & Co., Ltd.	17,000	199,030
Nagatanien Co., Ltd.	3,000	29,040
Nagoya Railroad Co., Ltd.	35,000	96,087
Nakabayashi Co., Ltd.	1,000	1,974
Nakamuraya Co., Ltd.	8,917	41,461
*Nakayama Steel Works, Ltd.	26,000	32,242
Namco Bandai Holdings, Inc.	30,900	284,727
Nankai Electric Railway Co., Ltd.	10,000	41,863
Nanto Bank, Ltd. (The)	38,000	198,867
NEC Capital Solutions, Ltd.	800	10,286
NEC Corp.	237,000	659,443
NEC Fielding, Ltd.	2,500	26,852
NEC Mobiling, Ltd.	2,800	70,220
NEC Networks & System Integration Corp.	3,600	41,995
Net One Systems Co., Ltd.	46	64,057
Neturen Co., Ltd.	5,400	39,105
*New Japan Radio Co., Ltd.	6,000	14,841
NGK Insulators, Ltd.	11,000	166,545
NGK Spark Plug Co., Ltd.	21,000	292,131
NHK Spring Co., Ltd.	27,000	228,940
Nice Holdings, Inc.	16,000	33,499
Nichias Corp.	18,000	77,612
Nichiban Co., Ltd.	1,000	3,305
Nichicon Corp.	9,800	108,968
*Nichiden Corp.	200	5,769
Nichiha Corp.	5,100	40,169
Nichii Gakkan Co.	8,600	74,045
Nichirei Corp.	35,000	152,440
Nichireki Co., Ltd.	5,000	17,753
Nidec Corp.	700	68,518
Nidec Corp. ADR	4,317	105,378
Nidec Sankyo Corp.	6,000	42,500
Nidec-Tosok Corp.	2,200	22,339
Nifco, Inc.	3,400	85,543
Nihon Dempa Kogyo Co., Ltd.	1,900	34,403
Nihon Eslead Corp.	1,000	8,542
Nihon Kohden Corp.	3,700	70,330
Nihon M&A Center, Inc.	8	28,918
Nihon Nohyaku Co., Ltd.	3,000	17,274
Nihon Parkerizing Co., Ltd.	7,000	91,708
*Nihon Shokuh Kako Co., Ltd.	1,000	5,179
*Nihon Trim Co., Ltd.	250	5,356
Nihon Unisys, Ltd.	10,400	66,178
Nihon Yamamura Glass Co., Ltd.	19,000	48,195
Nikkiso Co., Ltd.	8,000	56,080
Nikon Corp.	1,000	18,886
Nintendo Co., Ltd.	600	154,930
Nippo Corp.	7,000	43,341
Nippon Beet Sugar Manufacturing Co., Ltd.	22,000	50,606
#*Nippon Carbide Industries Co., Inc.	16,000	40,860
Nippon Carbon Co., Ltd.	14,000	44,692
Nippon Ceramic Co., Ltd.	3,800	64,166

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nippon Chemical Industrial Co., Ltd.	16,000	$36,330
*Nippon Chemi-Con Corp.	18,000	72,129
Nippon Concrete Industries Co., Ltd.	8,000	12,209
Nippon Denko Co., Ltd.	7,000	51,862
Nippon Densetsu Kogyo Co., Ltd.	7,000	63,219
Nippon Electric Glass Co., Ltd.	36,000	462,737
Nippon Express Co., Ltd.	72,000	286,081
Nippon Fine Chemical Co., Ltd.	300	1,709
Nippon Flour Mills Co., Ltd.	15,000	71,765
*Nippon Formula Feed Manufacturing Co., Ltd.	15,000	16,794
#Nippon Gas Co., Ltd.	3,600	48,301
Nippon Kayaku Co., Ltd.	25,000	243,168
*Nippon Kinzoku Co., Ltd.	14,000	23,290
Nippon Koei Co., Ltd.	18,000	47,209
Nippon Konpo Unyu Soko Co., Ltd.	9,000	97,532
*Nippon Koshuha Steel Co., Ltd.	20,000	19,619
*Nippon Light Metal Co., Ltd.	56,000	94,081
Nippon Meat Packers, Inc.	23,000	267,425
#*Nippon Metal Industry Co., Ltd.	15,000	18,256
Nippon Paint Co., Ltd.	23,000	169,953
Nippon Paper Group, Inc.	7,700	195,503
Nippon Pillar Packing Co., Ltd.	2,000	11,400
*Nippon Piston Ring Co., Ltd.	8,000	15,840
Nippon Road Co., Ltd. (The)	23,000	46,830
Nippon Seiki Co., Ltd.	5,000	50,540
Nippon Seisen Co., Ltd.	9,000	45,993
Nippon Sharyo, Ltd.	4,000	17,605
Nippon Sheet Glass Co., Ltd.	97,000	212,864
Nippon Shinyaku Co., Ltd.	7,000	99,302
Nippon Shokubai Co., Ltd.	15,000	141,653
Nippon Signal Co., Ltd.	10,300	72,135
Nippon Soda Co., Ltd.	18,000	77,693
*Nippon Steel Corp.	46,000	144,584
Nippon Steel Trading Co., Ltd.	13,000	36,653
Nippon Suisan Kaisha, Ltd.	35,300	112,295
Nippon Synthetic Chemical Industry Co., Ltd. (The)	15,000	87,836
Nippon Telegraph & Telephone Corp. ADR	9,340	210,524
Nippon Telegraph & Telephone Corp.	900	40,590
Nippon Television Network Corp.	440	58,076
Nippon Thompson Co., Ltd.	6,000	41,590
Nippon Valqua Industries, Ltd.	16,000	45,497
*Nippon Yakin Kogyo Co., Ltd.	27,000	79,131
Nippon Yusen K.K.	81,000	339,783
*Nippon Yusoki Co., Ltd.	7,000	15,063
Nipro Corp.	6,000	122,324
Nishimatsu Construction Co., Ltd.	52,000	55,399
Nishimatsuya Chain Co., Ltd.	4,200	40,338
Nishi-Nippon Bank, Ltd.	103,000	280,663
Nishi-Nippon Railroad Co., Ltd.	15,000	64,286
Nissan Chemical Industries, Ltd.	4,000	45,930
Nissan Motor Co., Ltd.	87,500	769,021
Nissan Shatai Co., Ltd.	14,000	108,511
Nissei Corp.	2,900	21,544
Nissen Holdings Co., Ltd.	4,600	19,862
Nissha Printing Co., Ltd.	1,100	24,257
Nisshin Fudosan Co.	2,400	16,944
Nisshin Oillio Group, Ltd. (The)	18,000	79,218
Nisshin Seifun Group, Inc.	7,500	92,861
Nisshin Steel Co., Ltd.	110,000	198,158
Nisshinbo Holdings, Inc.	22,000	222,701
Nissin Corp.	17,000	37,044

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nissin Electric Co., Ltd.	13,000	$67,619
Nissin Foods Holdings Co., Ltd.	1,600	57,946
Nissin Kogyo Co., Ltd.	6,600	112,258
Nissin Sugar Manufacturing Co., Ltd.	9,000	19,335
Nitori Holdings Co., Ltd.	400	35,196
Nitta Corp.	4,200	66,295
Nittetsu Mining Co., Ltd.	13,000	48,909
Nitto Boseki Co., Ltd.	19,000	44,134
Nitto Denko Corp.	13,000	486,453
Nitto Kogyo Corp.	5,100	46,299
Nitto Kohki Co., Ltd.	2,500	59,030
*NKSJ Holdings, Inc.	53,000	363,710
Noevir Co., Ltd.	2,400	27,534
NOF Corp.	25,000	115,272
Nohmi Bosai, Ltd.	4,000	22,994
NOK Corp.	18,400	327,655
Nomura Co., Ltd.	3,000	7,961
Nomura Holdings, Inc.	61,100	313,980
Nomura Holdings, Inc. ADR	119,749	605,930
Nomura Real Estate Holdings, Inc.	12,700	194,797
Nomura Research Institute, Ltd.	1,800	33,958
Noritake Co., Ltd.	10,000	31,406
*Noritsu Koki Co., Ltd.	5,600	31,788
Noritz Corp.	3,200	58,757
NS Solutions Corp.	3,400	63,294
NS United Kaiun Kaisha, Ltd.	32,000	81,262
NSD Co., Ltd.	3,000	31,920
NSK, Ltd.	45,000	340,220
NTN Corp.	66,000	298,531
NTT Data Corp.	13	39,973
NTT DoCoMo, Inc.	270	455,132
NTT DoCoMo, Inc. Sponsored ADR	9,600	162,144
Obara Corp.	2,400	20,670
Obayashi Corp.	39,000	158,899
Obayashi Road Corp.	10,000	16,509
Obic Business Consultants Co., Ltd.	800	40,152
Obic Co., Ltd.	500	92,298
Odakyu Electric Railway Co., Ltd.	10,000	92,167
Oenon Holdings, Inc.	13,000	28,113
Ogaki Kyoritsu Bank, Ltd. (The)	41,000	115,086
*Ohara, Inc.	2,400	29,049
Ohashi Technica, Inc.	100	669
Oiles Corp.	2,520	39,341
Oita Bank, Ltd. (The)	27,000	85,046
Oji Paper Co., Ltd.	42,000	193,740
Okabe Co., Ltd.	9,000	34,601
Okamoto Industries, Inc.	13,000	54,479
Okamura Corp.	6,000	31,591
Okasan Securities Group, Inc.	28,000	90,646
*Oki Electric Industry Co., Ltd.	72,000	62,529
Okinawa Electric Power Co., Ltd.	1,500	68,924
*OKK Corp.	21,000	27,489
*OKUMA Corp.	15,000	88,975
Okumura Corp.	18,000	62,865
*Okura Industrial Co., Ltd.	5,000	12,231
Okuwa Co., Ltd.	4,000	37,651
Olympic Corp.	1,500	10,841
Olympus Corp.	3,000	78,605
O-M, Ltd.	9,000	27,709
Omron Corp.	13,400	308,103
Ono Pharmaceutical Co., Ltd.	3,100	130,762

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
ONO Sokki Co., Ltd.	5,000	$12,177
Onoken Co., Ltd.	4,100	30,754
Onward Holdings Co., Ltd.	17,000	126,999
Optex Co., Ltd.	300	3,614
Oracle Corp. Japan	1,000	45,361
Organo Corp.	12,000	79,384
Oriental Land Co., Ltd.	800	77,483
Osaka Gas Co., Ltd.	27,000	101,963
Osaka Organic Chemical Industry, Ltd.	1,400	8,125
Osaka Steel Co., Ltd.	3,300	49,162
Osaka Titanium Technologies Co., Ltd.	1,700	79,389
Osaki Electric Co., Ltd.	4,000	29,648
OSG Corp.	6,400	66,668
Otsuka Corp.	600	38,097
Oyo Corp.	3,500	28,000
*P.S. Mitsubishi Construction Co., Ltd.	5,200	13,246
Pacific Industrial Co., Ltd.	10,000	39,511
Pacific Metals Co., Ltd.	14,000	116,414
Pack Corp. (The)	2,600	47,966
Pal Co., Ltd.	2,100	61,215
PanaHome Corp.	15,000	91,487
Panasonic Corp.	17,000	247,814
*Panasonic Corp. Sponsored ADR	64,414	934,003
*Panasonic Electric Works Information Systems Co., Ltd.	1,000	27,256
Paramount Bed Co., Ltd.	3,400	86,556
Parco Co., Ltd.	10,700	82,395
Paris Miki Holdings, Inc.	6,500	52,053
Pasco Corp.	1,000	2,376
Penta-Ocean Construction Co., Ltd.	25,000	37,568
PGM Holdings K.K.	86	56,289
Pigeon Corp.	1,400	41,718
Pilot Corp.	29	44,801
Piolax, Inc.	2,600	52,037
*Pioneer Electronic Corp.	13,700	47,268
Plenus Co., Ltd.	1,900	27,455
*Press Kogyo Co., Ltd.	20,000	75,451
Prima Meat Packers, Ltd.	27,000	27,814
#*Renesas Electronics Corp.	25,700	192,702
Rengo Co., Ltd.	29,000	184,485
#Resona Holdings, Inc.	7,200	57,266
Resorttrust, Inc.	2,600	40,285
Rhythm Watch Co., Ltd.	18,000	29,278
Ricoh Co., Ltd.	31,381	438,977
Ricoh Leasing Co., Ltd.	2,600	64,615
Riken Corp.	22,000	74,370
Riken Technos Corp.	1,000	2,641
Riken Vitamin Co., Ltd.	100	3,132
Ringer Hut Co., Ltd.	2,600	30,450
Rinnai Corp.	1,400	85,176
Risa Partners, Inc.	48	17,339
*Riso Kagaku Corp.	2,880	39,218
Rock Field Co., Ltd.	2,800	42,604
Rohm Co., Ltd.	7,500	467,722
Rohto Pharmaceutical Co., Ltd.	4,000	49,555
Roland Corp.	1,600	16,569
Roland DG Corp.	1,400	19,433
#Round One Corp.	11,700	43,494
Royal Holdings Co., Ltd.	2,800	28,096
*Ryobi, Ltd.	22,000	80,586
Ryoden Trading Co., Ltd.	3,000	16,057
Ryohin Keikaku Co., Ltd.	1,400	49,686

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Ryosan Co., Ltd.	4,300	$105,909
Ryoshoku, Ltd.	2,100	45,206
Ryoyo Electro Corp.	4,900	45,289
S Foods, Inc.	2,000	15,605
*Sagami Chain Co., Ltd.	5,000	29,029
Saibu Gas Co., Ltd.	31,000	88,363
Saizeriya Co., Ltd.	2,700	51,065
Sakai Chemical Industry Co., Ltd.	21,000	86,752
Sakata INX Corp.	12,000	51,989
Sakata Seed Corp.	5,500	70,454
Sala Corp.	2,500	12,647
*San-A Co., Ltd.	1,000	39,821
San-Ai Oil Co., Ltd.	11,000	46,393
Sanden Corp.	17,000	68,519
Sanei-International Co., Ltd.	3,300	42,091
Sangetsu Co., Ltd.	1,800	39,275
San-in Godo Bank, Ltd (The)	24,000	166,056
*Sanix, Inc.	17,500	32,355
Sankei Building Co., Ltd.	9,200	50,247
Sanken Electric Co., Ltd.	9,000	32,179
Sanki Engineering Co., Ltd.	5,000	31,170
Sanko Metal Industrial Co., Ltd.	4,000	7,548
Sankyo Co., Ltd.	1,400	74,591
Sankyo Seiko Co., Ltd.	4,500	13,653
*Sankyo-Tateyama Holdings, Inc.	65,000	74,467
*Sankyu, Inc.	32,000	134,197
Sanoh Industrial Co., Ltd.	6,500	49,813
#Sanrio Co., Ltd.	4,700	100,141
Sanshin Electronics Co., Ltd.	7,000	56,642
Santen Pharmaceutical Co., Ltd.	3,100	106,824
Sanwa Holdings Corp.	25,000	71,124
Sanyo Chemical Industries, Ltd.	9,000	67,084
Sanyo Denki Co., Ltd.	10,000	42,773
Sanyo Shokai, Ltd.	14,000	54,962
Sanyo Special Steel Co., Ltd.	16,000	78,746
Sapporo Hokuyo Holdings, Inc.	50,100	206,571
Sapporo Holdings, Ltd.	14,000	55,088
Sasebo Heavy Industries Co., Ltd.	21,000	37,114
Sato Corp.	3,900	44,617
Satori Electric Co., Ltd.	2,700	18,877
Sawai Pharmaceutical Co., Ltd.	400	34,968
*Saxa Holdings, Inc.	6,000	8,336
SBI Holdings, Inc.	3,237	394,282
Scroll Corp.	8,200	31,336
Secom Co., Ltd.	1,200	54,597
Secom Techno Service Co., Ltd.	500	14,820
Sega Sammy Holdings, Inc.	11,200	182,723
Seikagaku Corp.	4,100	42,771
Seiko Epson Corp.	20,600	328,463
*Seiko Holdings Corp.	16,000	54,030
Seino Holdings Co., Ltd.	20,000	121,772
Seiren Co., Ltd.	8,600	54,935
Sekisui Chemical Co., Ltd.	33,000	209,652
Sekisui House, Ltd.	45,000	422,927
Sekisui Jushi Co., Ltd.	7,000	67,394
Sekisui Plastics Co., Ltd.	13,000	53,046
Senko Co., Ltd.	14,000	42,683
Senshu Electric Co., Ltd.	1,300	11,622
Senshu Ikeda Holdings, Inc.	3,700	4,913
Senshukai Co., Ltd.	6,400	35,753
Seven & I Holdings Co., Ltd.	23,400	543,185

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sharp Corp.	63,000	$622,337
*Shibaura Mechatronics Corp.	11,000	35,212
Shibusawa Warehouse Co., Ltd.	8,000	26,104
Shiga Bank, Ltd.	34,000	179,057
Shikibo, Ltd.	29,000	37,110
Shikoku Bank, Ltd.	28,000	78,459
Shikoku Chemicals Corp.	11,000	60,501
Shikoku Electric Power Co., Inc.	3,400	100,501
Shima Seiki Manufacturing Co., Ltd.	3,600	68,766
Shimachu Co., Ltd.	5,600	114,762
Shimadzu Corp.	21,000	157,639
Shimamura Co., Ltd.	300	28,756
Shimano, Inc.	1,300	65,100
Shimizu Bank, Ltd.	1,200	48,971
Shimizu Corp.	50,000	193,017
Shimojima Co., Ltd.	300	4,150
Shin Nippon Air Technologies Co., Ltd.	3,500	19,829
Shinagawa Refractories Co., Ltd.	17,000	37,128
*Shindengen Electric Manufacturing Co., Ltd.	22,000	88,572
Shin-Etsu Chemical Co., Ltd.	4,400	222,490
Shin-Etsu Polymer Co., Ltd.	9,200	48,632
Shinkawa, Ltd.	3,500	34,008
Shin-Keisei Electric Railway Co., Ltd.	7,000	29,213
*Shinko Electric Industries Co., Ltd.	10,900	106,106
Shinko Plantech Co., Ltd.	6,600	61,186
Shinko Shoji Co., Ltd.	5,300	39,214
Shinmaywa Industries, Ltd.	15,000	52,196
Shinnihon Corp.	4,500	10,355
#*Shinsei Bank, Ltd.	137,000	108,575
Shionogi & Co., Ltd.	3,000	52,364
Ship Healthcare Holdings, Inc.	6,800	69,553
Shiroki Corp.	13,000	34,844
Shiseido Co., Ltd.	2,000	41,755
Shizuoka Bank, Ltd.	47,000	402,424
Shizuoka Gas Co., Ltd.	11,000	64,327
Sho-Bond Corp.	1,200	25,683
Shochiku Co., Ltd.	4,000	25,158
Shoko Co., Ltd.	5,000	6,753
*Showa Corp.	12,200	81,181
Showa Denko K.K.	168,000	307,182
Showa Sangyo Co., Ltd.	18,000	48,326
Showa Shell Sekiyu K.K.	26,000	218,888
Sinanen Co., Ltd.	10,000	38,089
Sinfonia Technology Co., Ltd.	13,000	25,632
Sintokogio, Ltd.	5,600	42,456
#SKY Perfect JSAT Holdings, Inc.	257	84,948
SMC Corp.	700	106,861
SMK Corp.	14,000	60,012
SNT Corp.	8,100	23,498
Soda Nikka Co., Ltd.	3,000	11,821
*Sodick Co., Ltd.	11,700	41,552
Softbank Corp.	4,800	154,152
Sogo Medical Co., Ltd.	1,300	33,387
Sohgo Security Services Co., Ltd.	8,100	84,798
Sojitz Corp.	194,700	357,881
So-net Entertainment Corp.	15	38,834
Sony Corp. Sponsored ADR	48,003	1,624,422
Sony Financial Holdings, Inc.	13	45,209
Sotetsu Holdings, Inc.	11,000	34,874
Square Enix Holdings Co., Ltd.	1,500	31,328
SRA Holdings	100	949

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
SRI Sports, Ltd.	4	$4,353
St Marc Holdings Co., Ltd.	1,000	35,256
Stanley Electric Co., Ltd.	14,800	248,066
Star Micronics Co., Ltd.	4,100	39,107
Starzen Co., Ltd.	5,000	13,358
Sugi Holdings Co., Ltd.	1,400	31,281
*Sumco Corp.	12,500	193,296
Sumikin Bussan Corp.	19,000	37,843
Suminoe Textile Co., Ltd.	13,000	21,127
Sumisho Computer Systems Corp.	3,100	45,920
Sumitomo Bakelite Co., Ltd.	32,000	173,351
Sumitomo Chemical Co., Ltd.	101,355	441,887
Sumitomo Corp.	46,500	588,728
Sumitomo Densetsu Co., Ltd.	1,600	5,566
Sumitomo Electric Industries, Ltd.	50,800	646,418
Sumitomo Forestry Co., Ltd.	17,000	125,573
Sumitomo Heavy Industries, Ltd.	68,000	386,494
*Sumitomo Light Metal Industries, Ltd.	46,000	50,894
Sumitomo Metal Industries, Ltd.	49,000	113,728
Sumitomo Metal Mining Co., Ltd.	28,000	445,573
*Sumitomo Mitsui Construction Co., Ltd.	57,400	39,211
Sumitomo Mitsui Financial Group, Inc.	68,300	2,038,601
Sumitomo Osaka Cement Co., Ltd.	66,000	127,906
Sumitomo Pipe & Tube Co., Ltd.	7,300	41,831
Sumitomo Precision Products Co., Ltd.	1,000	3,756
Sumitomo Real Estate Sales Co., Ltd.	1,100	49,289
Sumitomo Realty & Development Co., Ltd.	5,000	108,918
Sumitomo Rubber Industries, Ltd.	20,300	218,183
Sumitomo Seika Chemicals Co., Ltd.	14,000	54,485
Sumitomo Trust & Banking Co., Ltd.	56,000	305,749
Sumitomo Warehouse Co., Ltd.	23,000	119,311
Sundrug Co., Ltd.	1,600	44,439
Sun-Wa Technos Corp.	3,400	20,614
Sunx, Ltd.	5,800	32,391
Suruga Bank, Ltd.	25,000	225,103
Suzuken Co., Ltd.	7,500	235,787
Suzuki Motor Corp.	14,900	363,658
*SWCC Showa Holdings Co., Ltd.	45,000	35,170
*SxL Corp.	4,000	1,937
Sysmex Corp.	1,100	75,425
*Systena Corp.	24	18,905
T&D Holdings, Inc.	16,400	334,878
T. Hasegawa Co., Ltd.	2,900	45,462
T. RAD Co., Ltd.	2,000	7,011
Tachibana Eletech Co., Ltd.	5,200	36,971
Tachi-S Co., Ltd.	4,800	69,978
Tact Home Co., Ltd.	22	17,831
*Tadano, Ltd.	18,000	80,441
Taihei Dengyo Kaisha, Ltd.	6,000	41,892
Taihei Kogyo Co., Ltd.	1,000	4,244
*Taiheiyo Cement Corp.	119,000	128,450
Taiho Kogyo Co., Ltd.	3,000	23,284
Taikisha, Ltd.	4,200	56,352
Taisei Corp.	141,000	301,033
Taisei Lamick Co., Ltd.	1,100	28,229
Taisho Pharmaceutical Co., Ltd.	9,000	189,514
Taiyo Nippon Sanso Corp.	18,000	144,379
Taiyo Yuden Co., Ltd.	15,000	192,715
Takachiho Koheki Co., Ltd.	1,800	18,009
Takamatsu Construction Group Co., Ltd.	2,600	33,720
Takano Co., Ltd.	600	2,822

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Takara Holdings, Inc.	22,000	$125,318
Takara Printing Co., Ltd.	3,100	24,409
Takara Standard Co., Ltd.	13,000	79,938
Takasago International Corp.	7,000	33,811
Takasago Thermal Engineering Co., Ltd.	11,000	77,731
Takashimaya Co., Ltd.	37,000	278,524
Takata Corp.	3,800	93,134
*Take & Give Needs Co., Ltd.	16	1,005
Takeda Pharmaceutical Co., Ltd.	5,900	276,570
Takihyo Co., Ltd.	5,000	24,148
Takiron Co., Ltd.	10,000	30,715
*Takisawa Machine Tool Co., Ltd.	14,000	13,095
*Tamron Co., Ltd.	3,900	76,869
Tamura Corp.	13,000	32,132
Tatsuta Electric Wire & Cable Co., Ltd.	15,000	34,610
TBK Co., Ltd.	1,000	3,807
TDK Corp.	1,200	68,466
TDK Corp. Sponsored ADR	7,012	398,282
Tecmo Koei Holdings Co., Ltd.	8,050	50,370
Teijin, Ltd.	105,000	388,774
Teikoku Electric Manufacturing Co., Ltd.	1,300	24,919
Teikoku Piston Ring Co., Ltd.	4,700	34,892
Teikoku Sen-I Co., Ltd.	6,000	35,613
*Tekken Corp.	24,000	19,976
Temp Holdings Co., Ltd.	1,800	15,941
Tenma Corp.	500	4,761
Terumo Corp.	1,100	55,862
THK Co., Ltd.	12,500	239,967
TKC, Corp.	2,900	57,603
Toa Corp.	27,000	22,809
TOA ROAD Corp.	4,000	5,825
Toagosei Co., Ltd.	29,000	127,157
Tobu Railway Co., Ltd.	15,000	84,229
Tobu Store Co., Ltd.	10,000	28,356
TOC Co., Ltd.	17,300	71,347
Tocalo Co., Ltd.	2,800	47,520
Tochigi Bank, Ltd.	15,000	62,165
Toda Corp.	30,000	101,081
Toei Co., Ltd.	9,000	37,195
Toenec Corp.	7,000	35,785
Toho Bank, Ltd.	35,000	92,912
Toho Co., Ltd,/Hyogo	4,000	14,326
Toho Co., Ltd,/Tokyo	2,700	41,731
Toho Gas Co., Ltd.	19,000	100,101
Toho Holdings Co., Ltd.	3,000	41,981
Toho Zinc Co., Ltd.	15,000	63,094
Tohoku Bank, Ltd. (The)	1,000	1,605
Tohuku Electric Power Co., Inc.	5,300	118,870
Tokai Carbon Co., Ltd.	20,000	117,926
Tokai Rika Co., Ltd.	10,600	177,733
Tokai Rubber Industries, Ltd.	4,600	53,725
Tokai Tokyo Financial Holdings, Inc.	39,000	135,540
Token Corp.	1,300	39,922
Tokio Marine Holdings, Inc.	36,100	1,014,982
Tokio Marine Holdings, Inc. ADR	1,000	28,090
Toko Electric Corp.	4,000	20,236
Tokushu Tokai Paper Co., Ltd.	22,000	46,968
Tokuyama Corp.	39,000	213,483
Tokyo Broadcasting System, Inc.	3,900	48,048
Tokyo Dome Corp.	21,000	52,413
Tokyo Electric Power Co., Ltd.	12,688	302,966

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tokyo Electron, Ltd.	8,300	$468,314
Tokyo Energy & Systems, Inc.	6,000	35,068
Tokyo Gas Co., Ltd.	29,000	136,442
*Tokyo Kikai Seisakusho, Ltd.	23,000	18,549
Tokyo Ohka Kogyo Co., Ltd.	5,800	107,034
Tokyo Rakutenchi Co., Ltd.	7,000	24,520
#Tokyo Rope Manufacturing Co., Ltd.	21,000	56,330
Tokyo Sangyo Co., Ltd.	4,000	11,825
Tokyo Seimitsu Co., Ltd.	2,300	29,748
Tokyo Steel Manufacturing Co., Ltd.	16,400	162,300
Tokyo Style Co., Ltd.	13,000	103,391
Tokyo Tatemono Co., Ltd.	60,000	241,764
Tokyo Tekko Co., Ltd.	12,000	24,012
Tokyo Theatres Co, Inc.	21,000	26,132
Tokyo Tomin Bank, Ltd.	7,826	73,843
Tokyotokeiba Co., Ltd.	31,000	45,110
Tokyu Community Corp.	2,000	54,195
Tokyu Construction Co., Ltd.	9,520	29,104
Tokyu Corp.	17,000	75,992
Tokyu Land Corp.	67,000	305,331
Tomato Bank, Ltd.	6,000	10,430
Tomen Electronics Corp.	200	2,478
Tomoe Corp.	9,500	29,575
*Tomoe Engineering Co., Ltd.	2,100	28,477
Tomoku Co., Ltd.	21,000	49,861
*TOMONY Holdings, Inc.	17,000	59,095
Tomy Co., Ltd.	5,300	40,731
Tonami Holdings Co., Ltd.	16,000	25,035
TonenGeneral Sekiyu K.K.	5,000	44,571
Topcon Corp.	12,700	48,846
Toppan Forms Co., Ltd.	8,800	78,095
Toppan Printing Co., Ltd.	41,000	329,349
*Topre Corp.	9,700	70,746
Topy Industries, Ltd.	22,000	54,089
Toray Industries, Inc.	16,000	92,695
Toridoll.corp	24	32,705
Torigoe Co., Ltd. (The)	4,100	35,695
Torii Pharmaceutical Co., Ltd.	2,600	51,254
*Tosei Corp.	26	9,143
Toshiba Corp.	19,000	95,098
Toshiba Machine Co., Ltd.	13,000	53,367
Toshiba Plant Kensetsu Co., Ltd.	5,000	65,728
Toshiba TEC Corp.	20,000	78,566
*Tosho Printing Co., Ltd.	11,000	16,375
Tosoh Corp.	69,000	184,552
Totetsu Kogyo Co., Ltd.	2,000	11,648
TOTO, Ltd.	25,000	166,096
Tottori Bank, Ltd.	13,000	27,145
Touei Housing Corp.	3,545	39,233
Towa Bank, Ltd.	52,000	47,634
Towa Pharmaceutical Co., Ltd.	300	16,328
Toyo Corp.	5,300	49,371
Toyo Engineering Corp.	12,000	38,262
Toyo Ink Manufacturing Co., Ltd.	28,000	114,225
Toyo Kanetsu K.K.	27,000	41,520
Toyo Kohan Co., Ltd.	9,000	45,324
Toyo Securities Co., Ltd.	21,000	30,760
Toyo Seikan Kaisha, Ltd.	14,100	240,599
Toyo Suisan Kaisha, Ltd.	4,000	85,712
Toyo Tanso Co, Ltd.	800	45,779
Toyo Tire & Rubber Co., Ltd.	21,000	43,225

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toyobo Co., Ltd.	81,000	$135,006
Toyoda Gosei Co., Ltd.	10,700	230,582
Toyota Auto Body Co., Ltd.	8,400	126,227
Toyota Boshoku Corp.	5,200	88,078
Toyota Motor Corp.	2,700	95,635
*Toyota Motor Corp. Sponsored ADR	41,264	2,922,316
Toyota Tsusho Corp.	16,900	261,634
Trans Cosmos, Inc.	5,800	45,599
Trend Micro, Inc.	1,500	42,440
Trusco Nakayama Corp.	3,200	46,636
TS Tech Co., Ltd.	4,400	71,996
Tsubakimoto Chain Co.	18,000	79,567
*Tsudakoma Corp.	1,000	1,528
Tsukishima Kikai Co., Ltd.	6,000	37,889
*Tsukuba Bank, Ltd.	11,500	34,447
Tsumura & Co	1,500	46,112
Tsuruha Holdings, Inc.	1,600	68,777
Tsurumi Manufacturing Co., Ltd.	4,000	23,832
Tsutsumi Jewelry Co., Ltd.	2,200	51,774
TV Asahi Corp.	35	49,328
*TV Tokyo Holdings Corp.	600	8,672
Ube Industries, Ltd.	32,000	78,506
Ube Material Industries, Ltd.	4,000	9,471
Uchida Yoko Co., Ltd.	8,000	26,509
Ulvac, Inc.	6,100	122,809
#Uni-Charm Corp.	1,800	68,761
*Uniden Corp.	13,000	25,978
*Unihair Co., Ltd.	2,600	30,438
Union Tool Co.	1,600	40,964
Unipres Corp.	2,900	50,086
*Unitika, Ltd.	38,000	31,599
UNY Co., Ltd.	28,400	236,663
U-Shin, Ltd.	6,200	47,212
Ushio, Inc.	6,200	103,050
USS Co., Ltd.	660	51,272
Utoc Corp.	2,600	6,702
Valor Co., Ltd.	7,100	52,728
Vital KSK Holdings, Inc.	7,300	55,742
Wacoal Corp.	15,000	218,470
Warabeya Nichiyo Co., Ltd.	2,700	31,840
Watami Food Service Co., Ltd.	1,600	29,250
West Japan Railway Co.	36	133,650
Wood One Co., Ltd.	7,000	18,928
Xebio Co., Ltd.	3,900	76,435
Yachiyo Bank, Ltd. (The)	3,500	78,403
Yahagi Construction Co., Ltd.	5,000	28,377
Yahoo Japan Corp.	104	36,303
Yaizu Suisankagaku Industry Co., Ltd.	500	5,504
Yakult Honsha Co., Ltd.	1,900	55,597
Yamada Denki Co., Ltd.	1,240	80,463
Yamagata Bank, Ltd.	24,000	104,092
Yamaguchi Financial Group, Inc.	30,000	271,602
Yamaha Corp.	23,500	287,514
*Yamaha Motor Co., Ltd.	18,200	279,254
Yamanashi Chuo Bank, Ltd.	22,000	84,862
Yamatake Corp.	4,800	116,621
Yamato Holdings Co., Ltd.	17,200	216,838
Yamato Kogyo Co., Ltd.	6,400	163,699
Yamazaki Baking Co., Ltd.	9,000	109,779
Yamazen Co., Ltd.	13,000	53,061
Yaoko Co., Ltd.	900	24,616

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Yaskawa Electric Corp.	23,000	$179,548
Yasuda Warehouse Co., Ltd. (The)	900	5,452
Yellow Hat, Ltd.	3,300	20,971
Yodogawa Steel Works, Ltd.	18,000	66,569
Yokogawa Bridge Holdings Corp.	7,000	37,355
Yokogawa Electric Corp.	35,800	234,863
Yokohama Reito Co., Ltd.	8,400	53,470
Yokohama Rubber Co., Ltd.	36,000	179,952
Yokowo Co., Ltd.	3,300	16,840
Yomeishu Seizo Co., Ltd.	1,000	9,095
Yonekyu Corp.	4,500	33,648
Yorozu Corp.	4,600	78,208
#Yoshinoya Holdings Co., Ltd.	64	78,366
*Yuasa Trading Co., Ltd.	40,000	33,219
Yuken Kogyo Co., Ltd.	9,000	17,630
Yuki Gosei Kogyo Co., Ltd.	6,000	15,051
Yukiguni Maitake Co., Ltd.	2,500	16,174
Yurtec Corp.	7,000	24,361
Yusen Logistics Co., Ltd.	2,400	33,200
Zeon Corp.	25,000	206,230
Zuken, Inc.	6,000	40,606

TOTAL JAPAN		133,310,231

MALAYSIA — (0.9%)
Aeon Co. Berhad	30,000	53,227
Affin Holdings Berhad	52,000	53,869
*Airasia Berhad	115,300	91,749
Alliance Financial Group Berhad	161,100	170,088
AMMB Holdings Berhad	122,400	248,867
APM Automotive Holdings Berhad	47,200	79,292
*Axiata Group Berhad	136,425	197,300
Bandar Raya Developments Berhad	35,000	27,041
Batu Kawan Berhad	27,600	134,126
Berjaya Corp. Berhad	263,200	91,610
Berjaya Land Berhad	76,000	28,639
*Berjaya Media Berhad	2,400	396
*Berjaya Retail Berhad	9,700	1,325
Berjaya Sports Toto Berhad	16,071	21,569
*Boustead Heavy Industries Corp. Berhad	28,300	39,808
Boustead Holdings Berhad	55,640	100,615
British American Tobacco Malaysia Berhad	3,400	50,866
Cahya Mata Sarawak Berhad	13,600	11,825
Chemical Co. of Malaysia Berhad	26,300	17,044
CIMB Group Holdings Berhad	94,400	252,095
CSC Steel Holdings Berhad	47,300	28,588
*Dayang Enterprise Holdings Berhad	53,500	44,620
Dialog Group Berhad	193,779	81,110
Digi.Com Berhad	6,100	49,719
DRB-Hicom Berhad	140,000	54,043
*Eastern & Oriental Berhad	116,300	42,743
*EON Capital Berhad	51,500	115,636
Evergreen Fibreboard Berhad	108,600	52,099
Faber Group Berhad	52,400	49,100
Gamuda Berhad	140,400	171,756
Genting Berhad	66,300	222,887
Genting Malaysia Berhad	92,900	104,744
Genting Plantations Berhad	33,300	91,992
*Green Packet Berhad	72,400	20,989
Guiness Anchor Berhad	23,000	64,158
Hap Seng Plantations Holdings Berhad	84,900	74,714
Hong Leong Bank Berhad	22,000	64,685

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Hong Leong Financial Group Berhad	41,700	$122,352
Hong Leong Industries Berhad	31,400	51,436
IGB Corp. Berhad	91,800	59,117
IJM Corp. Berhad	209,660	379,813
IJM Land Berhad	143,000	127,462
IJM Plantations Berhad	80,200	72,289
IOI Corp. Berhad	50,026	93,701
Keck Seng (Malaysia) Berhad	19,000	36,253
Kinsteel Berhad	144,000	46,846
KLCC Property Holdings Berhad	52,600	55,762
*KNM Group Berhad	328,500	50,661
Kulim Malaysia Berhad	9,400	29,286
Lafarge Malayan Cement Berhad	33,600	86,531
Landmarks Berhad	74,700	31,766
Lingkaran Trans Kota Holdings Berhad	39,000	44,455
Lion Industries Corp. Berhad	118,500	75,610
LPI Capital Berhad	8,480	31,230
*Mah Sing Group Berhad	89,280	54,182
Malayan Banking Berhad	39,150	113,446
Malaysia Airports Holdings Berhad	44,900	87,649
Malaysia Building Society Berhad	61,300	31,008
*Malaysian Airlines System Berhad	38,000	26,911
Malaysian Bulk Carriers Berhad	61,200	58,840
Malaysian Pacific Industries Berhad	2,600	4,855
Malaysian Resources Corp. Berhad	349,350	234,049
Media Prima Berhad	66,400	47,296
MISC Berhad	38,280	108,143
MMC Corp. Berhad	195,100	193,363
Muhibbah Engineering Berhad	115,700	38,393
*Mulpha International Berhad	518,800	78,413
Nestle (Malaysia) Berhad	5,100	71,852
Oriental Holdings Berhad	30,480	51,434
OSK Holdings Berhad	174,500	85,484
*OSK Ventures International Berhad	21,152	2,672
Parkson Holdings Berhad	29,391	56,135
Petronas Dagangan Berhad	17,100	60,069
Petronas Gas Berhad	14,200	51,364
Plus Expressways Berhad	51,300	72,627
POS Malaysia Berhad	78,600	81,904
PPB Group Berhad	29,100	179,646
Proton Holdings Berhad	52,800	83,657
Puncak Niaga Holding Berhad	21,900	19,969
RHB Capital Berhad	58,700	151,644
SapuraCrest Petroleum Berhad	99,700	80,274
Sarawak Oil Palms Berhad	13,800	15,476
*Scomi Group Berhad	335,900	44,961
Selangor Properties Berhad	24,800	29,202
Shell Refining Co. Federation of Malaysia Berhad	25,800	88,262
Sime Darby Berhad	29,200	83,010
SP Setia Berhad	42,600	71,048
Star Publications (Malaysia) Berhad	37,200	49,405
Sunrise Berhad	91,900	67,437
Sunway City Berhad	62,000	80,255
Sunway Holdings Berhad	100,300	64,262
Ta Ann Holdings Berhad	28,320	41,873
TA Enterprise Berhad	253,700	60,101
TA Global Berhad (B3X17H6)	152,220	22,750
*TA Global Berhad (B4LM6X7)	152,220	18,605
Tan Chong Motor Holdings Berhad	100,000	182,138
*Tebrau Teguh Berhad	240,700	59,752
Telekom Malaysia Berhad	49,500	54,194

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Tenaga Nasional Berhad	17,000	$48,164
Titan Chemicals Corp. Berhad	171,700	127,494
Top Glove Corp. Berhad	77,200	136,606
Tradewinds (Malaysia) Berhad	34,700	44,965
TSH Resources Berhad	54,700	45,782
*UEM Land Holdings Berhad	43,125	30,884
UMW Holdings Berhad	41,900	91,286
Unico-Desa Plantations Berhad	147,900	51,410
Unisem (Malaysia) Berhad	114,400	68,693
United Plantations Berhad	11,300	62,055
Wah Seong Corp. Berhad	52,433	36,799
WCT Berhad	59,400	58,984
YTL Corp. Berhad	75,570	192,102
YTL Power International Berhad	68,200	51,333
Yu Neh Huat Berhad	99,848	57,852
*Zelan Berhad	215,800	48,341
Zhulian Corp Berhad	45,600	27,291

TOTAL MALAYSIA		8,737,555

MEXICO — (0.9%)
Alfa S.A.B. de C.V. Series A	42,600	355,414
Alsea de Mexico S.A.B. de C.V.	25,000	25,409
America Movil S.A.B. de C.V. Series L	30,450	87,173
America Movil S.A.B. de C.V. Series L ADR	8,665	496,158
*Axtel S.A.B. de C.V.	75,000	44,582
Banco Compartamos S.A. de C.V.	26,500	186,710
Bolsa Mexicana de Valores S.A. de C.V.	69,400	126,064
*Carso Infraestructura y Construccion S.A.B. de C.V.	186,040	124,750
*Cementos de Mexico S.A.B de C.V. Series B	214,914	188,842
*Cemex S.A.B. de C.V. Sponsored ADR	35,030	307,213
*Cia Minera Autlan S.A.B. de C.V.	13,400	29,615
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	2,300	182,781
Consorcio ARA S.A.B. de C.V.	147,200	93,580
*Controladora Comercial Mexicana S.A.B. de C.V. Series B	52,100	56,497
*Corporacion GEO S.A.B. de C.V. Series B	53,800	170,794
Corporacion Moctezuma S.A.B. de C.V.	73,800	189,759
*Desarrolladora Homex S.A.B. de C.V.	28,600	160,047
*Desarrolladora Homex S.A.B. de C.V. ADR	700	23,506
Embotelladora Arca S.A.B. de C.V.	71,200	294,072
*Empresas ICA S.A.B. de C.V.	27,800	73,305
*Empresas ICA S.A.B. de C.V. Sponsored ADR	16,200	170,748
Financiera Independencia S.A.B de C.V.	32,800	31,716
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	10,806	593,357
*Genomma Lab Internacional S.A. de C.V.	17,000	36,759
*Gruma S.A.B. de C.V. ADR	500	3,925
*Gruma S.A.B. de C.V. Series B	14,000	27,755
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	50,000	94,226
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	7,300	270,684
Grupo Aeroportuario del Sureste S.A.B. de C.V.	2,400	12,070
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	5,100	257,040
Grupo Carso S.A.B. de C.V. Series A-1	78,700	453,538
*Grupo Cementos de Chihuahua S.A.B. de C.V.	1,100	3,492
Grupo Continental S.A.B. de C.V.	48,600	136,968
Grupo Elektra S.A. de C.V.	1,790	65,683
*Grupo Famsa S.A.B. de C.V.	51,200	73,806
Grupo Financiero Banorte S.A.B. de C.V.	151,400	647,754
Grupo Financiero Inbursa S.A.B. de C.V. Series O	55,106	238,311
Grupo Herdez S.A.B. de C.V.	32,500	50,271
Grupo Industrial Bimbo S.A.B. de C.V. Series A	39,300	303,598
*Grupo Lamosa S.A.B. de C.V.	33,900	39,808
Grupo Mexico S.A.B. de C.V. Series B	172,601	568,627

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MEXICO — (Continued)
Grupo Modelo S.A.B. de C.V. Series C	23,500	$131,697
*Grupo Simec S.A. de C.V.	20,200	48,717
Grupo Televisa S.A. de C.V.	1,100	4,937
Grupo Televisa S.A. de C.V. Sponsored ADR	10,300	231,235
*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.	117,000	151,793
*Industrias CH S.A.B. de C.V. Series B	27,100	97,664
Industrias Penoles S.A.B. de C.V.	6,385	180,960
Kimberly Clark de Mexico S.A.B. de C.V. Series A	22,800	143,008
*Megacable Holdings S.A.B. de C.V.	52,000	132,653
Mexichem S.A.B. de C.V.	100,618	317,955
Organizacion Soriana S.A.B. de C.V. Series B	131,100	399,309
*Promotora y Operadora de Infraestructura S.A. de C.V.	18,900	61,224
*Sare Holding S.A.B. de C.V.	141,800	36,173
Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	3,000	46,440
TV Azteca S.A.B. de C.V. Series A	161,100	120,942
*Urbi Desarrollos Urbanos S.A.B. de C.V.	64,500	136,908
Wal-Mart de Mexico S.A.B. de C.V. Series V	45,200	123,689

TOTAL MEXICO		9,661,711

NETHERLANDS — (1.8%)
Aalberts Industries NV	10,278	188,524
Accell Group NV	1,017	52,341
*Aegon NV	53,874	341,443
*Aegon NV ADR	74,494	470,057
*AFC Ajax NV	546	4,893
Akzo Nobel NV	14,806	879,491
Akzo Nobel NV Sponsored ADR	500	29,625
*AMG Advanced Metallurgical Group NV	2,752	25,564
Amsterdam Commodities NV	3,226	42,767
Arcadis NV	5,239	116,908
ArcelorMittal NV	11,420	369,535
ArcelorMittal NV ADR	22,500	728,550
*ASM International NV	4,654	118,865
ASML Holding NV ADR	12,550	416,535
Beter Bed Holding NV	134	3,577
BinckBank NV	3,976	70,379
Brunel International NV	3,554	109,201
*Crucell NV ADR	9,691	314,085
*CSM NV	7,362	233,272
*Draka Holding NV	6,927	147,711
Exact Holding NV	1,884	52,840
Fugro NV	9,371	663,419
Grontmij NV	2,591	55,260
*Heijmans NV	2,833	53,463
Heineken NV	15,682	796,101
Imtech NV	4,633	155,647
*ING Groep NV	213	2,279
*ING Groep NV Sponsored ADR	263,004	2,835,183
#*InnoConcepts NV	16,887	4,444
*Kardan NV	5,505	31,449
KAS Bank NV	973	17,023
Koninklijke Ahold NV	65,065	899,325
Koninklijke Ahold NV ADR	400	5,540
Koninklijke Bam Groep NV	25,100	170,017
Koninklijke Boskalis Westminster NV	7,998	324,943
Koninklijke DSM NV	18,148	971,253
Koninklijke KPN NV	12,546	209,534
Koninklijke Philips Electronics NV	10,953	334,094
Koninklijke Ten Cate NV	5,798	191,415
Koninklijke Vopak NV	6,788	339,600
*Koninklijke Wessanen NV	11,276	42,457

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Macintosh Retail Group NV	830	$18,930
Mediq NV	4,095	78,401
Nutreco NV	3,541	257,958
*Ordina NV	14,194	61,904
Philips Electronics NV ADR	60,425	1,839,941
*Punch Graphix NV	4,099	18,480
*Randstad Holdings NV	13,545	645,268
Reed Elsevier NV	1,169	15,271
Reed Elsevier NV ADR	4,200	109,536
SBM Offshore NV	21,357	435,911
Sligro Food Group NV	1,113	36,490
*SNS Reaal Groep NV	18,495	85,613
Telegraaf Media Groep NV	4,962	96,021
TKH Group NV	3,949	98,444
TNT NV	37,839	1,006,297
#*TomTom NV	15,822	138,960
Unilever NV	2,976	88,379
Unilever NV ADR	11,120	330,153
Unit 4 NV	1,534	46,009
*USG People NV	12,296	228,483
*Wavin NV	2,615	36,157
Wolters Kluwer NV	17,042	388,471

TOTAL NETHERLANDS		18,879,686

NEW ZEALAND — (0.2%)
Air New Zealand, Ltd.	58,896	60,739
*Auckland International Airport, Ltd.	119,594	191,637
Contact Energy, Ltd.	38,517	172,017
*Fisher & Paykel Appliances Holdings, Ltd.	56,324	25,792
Fisher & Paykel Healthcare Corp., Ltd.	23,339	57,690
Fletcher Building, Ltd.	56,978	356,999
Infratil, Ltd.	43,814	61,198
Mainfreight, Ltd.	14,201	77,979
New Zealand Oil & Gas, Ltd.	49,316	47,708
New Zealand Refining Co., Ltd.	6,367	17,971
Nuplex Industries, Ltd.	35,972	93,149
Port of Tauranga, Ltd.	20,130	114,269
*Pyne Gould Guinness, Ltd.	25,549	10,531
Ryman Healthcare, Ltd.	48,303	79,664
Sanford, Ltd.	12,229	42,966
Sky City Entertainment Group, Ltd.	46,065	106,234
Sky Network Television, Ltd.	17,716	73,399
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	3,600	28,152
Tower, Ltd.	55,588	79,416
TrustPower, Ltd.	9,834	57,026
Vector, Ltd.	28,655	53,181
*Warehouse Group, Ltd.	19,445	59,296

TOTAL NEW ZEALAND		1,867,013

NORWAY — (0.7%)
ABG Sundal Collier Holding ASA	35,072	43,882
Acergy SA	6,914	140,026
*Acta Holding ASA	104,861	51,255
#*Aker ASA	796	16,337
Aker Kvaerner ASA	17,200	262,300
*Aktiv Kapital ASA	4,485	33,174
Atea ASA	8,000	67,673
Austevoll Seafood ASA	6,160	44,947
#*Blom ASA	4,800	2,980
Bonheur ASA	750	18,599
*BW Offshore, Ltd. ASA	41,400	89,851

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
*BWG Homes ASA	2,604	$9,956
Cermaq ASA	9,312	118,419
*Copeinca ASA	2,400	22,093
#*Deep Sea Supply P.L.C.	11,000	20,566
DnB NOR ASA Series A	46,219	634,881
*DNO International ASA	107,000	168,387
*DOF ASA	9,400	70,846
*EDB ErgoGroup ASA	1,226	3,744
#*Eitzen Chemical ASA	142,825	29,372
Ekornes ASA	2,800	72,613
*Eltek ASA	90,615	41,631
Farstad Shipping ASA	400	10,137
Frontline, Ltd. ASA	640	18,274
Ganger Rolf ASA	2,050	47,989
*Golar Lng Energy, Ltd.	358	652
Golar LNG, Ltd. (7139695)	500	6,659
Golar LNG, Ltd. (G9456A100)	2,507	33,243
Golden Ocean Group, Ltd. ASA	26,711	38,780
Grieg Seafood ASA	14,310	41,801
*Kongsberg Automotive Holding ASA	63,701	47,950
Kongsberg Gruppen ASA	2,160	44,979
Marine Harvest ASA	327,880	326,155
#Nordic Semiconductor ASA	18,887	64,437
Norsk Hydro ASA	106,434	653,329
Norsk Hydro ASA Sponsored ADR	800	4,904
*Norske Skogindustrier ASA Series A	49,653	101,419
#*Norwegian Air Shuttle ASA	5,579	85,665
*Norwegian Energy Co. ASA	3,975	11,635
*Odfjell ASA Series A	2,716	16,360
Orkla ASA	73,370	711,058
*Petroleum Geo-Services ASA	20,682	258,981
*Pronova BioPharma ASA	14,000	23,450
Prosafe ASA	7,400	48,802
#*Renewable Energy Corp. ASA	32,666	113,767
Schibsted ASA	3,700	101,627
SeaDrill, Ltd. ASA	11,860	360,021
#*Sevan Marine ASA	75,265	101,654
*Songa Offshore SE	3,000	13,818
SpareBanken 1 SMN	5,815	52,657
StatoilHydro ASA	8,400	183,471
StatoilHydro ASA Sponsored ADR	6,300	137,529
*Storebrand ASA	52,200	380,564
*Subsea 7, Inc. ASA	10,400	219,255
Telenor ASA	17,600	284,083
#TGS Nopec Geophysical Co. ASA	14,100	244,348
#Tomra Systems ASA	16,200	98,718
Veidekke ASA	6,564	54,402
Wilh Wilhelmsen Holding ASA	4,070	88,134
Yara International ASA	6,362	335,454

TOTAL NORWAY		7,329,693

PHILIPPINES — (0.2%)
Aboitiz Equity Ventures, Inc.	96,000	74,856
Aboitiz Power Corp.	270,000	172,400
Ayala Corp. Series A	13,170	123,125
Ayala Land, Inc.	354,100	138,060
Banco de Oro Unibank, Inc.	82,800	117,410
Bank of the Philippine Islands	39,673	54,127
China Banking Corp.	5,626	58,488
Energy Development Corp.	404,000	56,382
Filinvest Development Corp.	128,500	15,322

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
Filinvest Land, Inc.	1,036,000	$33,265
First Philippines Holdings Corp.	75,400	117,359
Globe Telecom, Inc.	2,040	42,691
International Container Terminal Services, Inc.	134,600	134,675
Jollibee Foods Corp.	30,800	63,442
*Lopez Holdings Corp.	511,000	66,547
Manila Water Co, Inc.	100,000	43,369
Megaworld Corp.	1,311,000	78,060
Metro Bank & Trust Co.	76,800	139,653
*Pepsi-Cola Products Philippines, Inc.	80,000	4,857
Philippine Long Distance Telephone Co. Sponsored ADR	1,000	62,130
*Philippine National Bank	29,000	47,843
Rizal Commercial Banking Corp.	71,000	46,209
Robinson’s Land Corp. Series B	210,000	82,852
Security Bank Corp.	72,100	140,877
SM Investments Corp.	8,040	101,944
*Southeast Asia Cement Holdings, Inc.	670,000	30,437
Union Bank of Philippines	42,900	60,729
Universal Robina Corp.	140,000	141,595
Vista Land & Lifescapes, Inc.	358,000	27,501

TOTAL PHILIPPINES		2,276,205

POLAND — (0.4%)
Agora SA	8,027	78,730
*Amica Wronki SA	170	3,051
*AmRest Holdings SA	2,020	55,167
Asseco Poland SA	9,426	174,215
Bank Handlowy w Warszawie SA	3,331	105,158
*Bank Millennium SA	87,752	155,624
Bank Pekao SA	988	64,489
Bank Zackodni WBK SA	994	73,471
*Bioton SA	252,387	16,862
*BOMI SA	4,816	18,042
*BRE Bank SA	442	44,610
Budimex SA	1,885	69,378
*Cersanit SA	7,470	29,353
*Cersanit-Krasnystaw SA	14,940	59,686
*Ciech SA	1,628	11,123
*Dom Maklerski IDM SA	40,000	49,642
*Echo Investment SA	73,042	135,667
Emperia Holding SA	2,574	88,363
Eurocash SA	12,021	110,246
*Farmacol SA	2,588	38,381
*Getin Holdings SA	44,673	167,487
Grupa Kety SA	1,179	48,949
*Grupa Lotos SA	12,797	135,925
*Impexmetal SA	39,285	57,133
*ING Bank Slaski SA	153	46,597
*Inter Cars SA	1,521	36,991
*JW Construction Holding SA	4,875	28,751
KGHM Polska Miedz SA	7,636	342,930
*Kredyt Bank SA	3,810	20,029
*LC Corp. SA	39,828	23,022
LPP SA	54	36,774
*Mondi Packaging Paper Swiecie SA	1,538	42,319
*Mostostal Siedlce SA	51,936	75,611
*Multimedia Polska SA	12,319	41,916
*Netia Holdings SA	27,046	52,630
NG2 SA	1,963	42,567
*Orbis SA	4,643	67,553
PBG SA	323	24,586

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
POLAND — (Continued)
Polnord SA	2,012	$26,178
*Polska Grupa Farmaceutyczna SA	1,918	32,043
*Polski Koncern Naftowy Orlen SA	51,919	732,062
Polskie Gornictwo Naftowe I Gazownictwo SA	73,242	95,081
*Powszechna Kasa Oszczednosci Bank Polski SA	5,051	79,690
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	7,393	46,656
*Sygnity SA	4,962	26,803
*Synthos SA	105,358	94,885
Telekomunikacja Polska SA	10,054	64,020
TVN SA	5,494	34,557
Zaklady Azotowe Pulawy SA	1,298	34,118

TOTAL POLAND		3,939,121

PORTUGAL — (0.3%)
*Altri SGPS SA	12,618	69,452
#Banco BPI SA	31,181	69,129
#Banco Comercial Portugues SA	303,904	276,466
#Banco Espirito Santo SA	56,899	282,567
Brisa SA	20,337	154,093
Cimpor Cimentos de Portugal SA	36,874	256,324
Energias de Portugal SA	50,976	195,015
Energias de Portugal SA Sponsored ADR	100	3,805
Finibanco Holdings SGPS SA	17,652	47,678
Galp Energia SGPS SA Series B	17,799	343,431
Jeronimo Martins SGPS SA	17,915	269,037
Mota-Engil SGPS SA	17,204	51,417
Portucel-Empresa Produtora de Pasta de Papel SA	30,214	100,609
Portugal Telecom SA	16,189	233,969
Redes Energeticas Nacionais SA	12,093	45,396
Sociedade de Investimento e Gestao SGPS SA	6,832	80,754
*Sonae Industria SGPS SA	18,463	57,013
#Sonae SGPS SA	123,615	146,635
*Sonaecom SGPS SA	28,627	64,734
Teixeira Duarte SA	10,538	14,520
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	21,828	116,540

TOTAL PORTUGAL		2,878,584

RUSSIA — (0.6%)
*Comstar United Telesystems OJSC GDR	3,078	19,936
Gazprom OAO Sponsored ADR	100,400	2,198,262
Gazpromneft JSC Sponsored ADR	373	7,246
*Globaltrans Investment P.L.C. Sponsored GDR	6,179	90,516
Lukoil OAO Sponsored ADR	11,372	634,158
Magnitogorsk Iron & Steel Works Sponsored GDR	9,100	113,551
MMC Norilsk Nickel JSC ADR	7,300	135,855
Novolipetsk Steel OJSC GDR	1,400	47,791
*PIK Group GDR	1,400	5,243
*Polymetal GDR	4,300	67,950
*Rosneft Oil Co. GDR	22,100	153,775
*RusHydro Sponsored ADR	213,796	1,104,913
*Severstal OAO GDR	16,400	220,793
Surgutneftegas Sponsonsored ADR	54,700	535,636
Tatneft Sponsored ADR	19,500	614,018
*TMK OAO GDR	2,300	45,186
Uralkali Sponsored GDR	5,600	138,376
*VimpelCom, Ltd. Sponsored ADR	4,872	74,688
VTB Bank OJSC GDR	10,880	71,923
*X5 Retail Group NV GDR	1,681	70,533

TOTAL RUSSIA		6,350,349

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (1.2%)
*Abterra, Ltd.	32,000	$33,591
*AFP Properties, Ltd.	259,000	124,535
*Allgreen Properties, Ltd.	158,000	145,726
Armstrong Industrial Corp., Ltd.	25,000	8,334
Asia Pacific Breweries, Ltd.	2,000	28,140
*ASL Marine Holdings, Ltd.	23,000	16,069
Baker Technology, Ltd.	83,000	26,457
*Banyan Tree Holdings, Ltd.	54,000	38,871
*BH Global Marine, Ltd.	38,000	9,438
Bonvests Holdings, Ltd.	22,000	18,878
Breadtalk Group, Ltd.	27,000	13,181
Broadway Industrial Group, Ltd.	35,000	30,182
Bukit Sembawang Estates, Ltd.	15,000	55,152
*Bund Center Investment, Ltd.	129,500	50,027
CapitaLand, Ltd.	137,500	414,766
Cerebos Pacific, Ltd.	10,000	37,213
CH Offshore, Ltd.	60,000	24,604
China Aviation Oil Singapore Corp., Ltd.	28,000	33,334
*China Energy, Ltd.	103,000	14,357
China Merchants Holdings Pacific, Ltd.	4,000	2,180
#China XLX Fertiliser, Ltd.	83,000	38,057
*Chip Eng Seng Corp., Ltd.	79,000	24,467
City Developments, Ltd.	41,000	404,568
ComfortDelGro Corp., Ltd.	90,000	103,264
#Cosco Corp Singapore, Ltd.	93,000	134,535
Creative Technology Co., Ltd.	16,100	52,470
CSC Holdings, Ltd.	97,000	12,449
*CSE Global, Ltd.	59,000	48,379
*CWT, Ltd.	40,000	29,460
DBS Group Holdings, Ltd.	93,041	1,002,109
*Ezion Holdings, Ltd.	44,000	24,094
#Ezra Holdings, Ltd.	55,200	75,160
*Falcon Energy Group, Ltd.	116,000	41,438
First Resources, Ltd.	104,000	101,723
Fraser & Neave, Ltd.	125,000	604,049
Freight Links Express Holdings, Ltd.	205,000	11,894
Golden Agri-Resources, Ltd.	665,000	335,763
#Goodpack, Ltd.	40,000	63,304
#*Guocoland, Ltd.	26,000	47,909
Hiap Seng Engineering, Ltd.	57,000	30,242
Hi-P International, Ltd.	201,000	163,875
Ho Bee Investment, Ltd.	102,000	133,371
*Hong Fok Corp., Ltd.	91,000	43,420
Hong Leong Asia, Ltd.	42,000	112,188
Hotel Grand Central, Ltd.	30,000	19,022
Hotel Properties, Ltd.	25,000	54,172
HTL International Holdings, Ltd.	66,000	35,338
Hyflux, Ltd.	24,000	58,579
*Indofood Agri Resources, Ltd.	70,000	141,564
Jardine Cycle & Carriage, Ltd.	5,000	152,335
#*Jaya Holdings, Ltd.	54,000	29,568
K1 Ventures, Ltd.	42,000	4,917
Keppel Corp., Ltd.	30,000	232,035
Keppel Land, Ltd.	56,000	192,528
Keppel Telecommunications & Transportation, Ltd.	10,000	9,907
*K-Green Trust	6,000	5,007
Kim Eng Holdings, Ltd.	47,000	64,075
*KS Energy Services, Ltd.	41,000	33,010
Lee Kim Tah Holdings, Ltd.	18,000	7,304
M1, Ltd.	31,000	53,256
*Marco Polo Marine, Ltd.	72,000	24,019

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
MCL Land, Ltd.	37,000	$69,665
Metro Holdings, Ltd.	76,000	48,000
#Midas Holdings, Ltd.	63,000	47,879
#*Neptune Orient Lines, Ltd.	120,000	199,461
*Novo Group, Ltd.	127,000	17,791
NSL, Ltd.	12,000	12,901
*Oceanus Group, Ltd.	40,000	9,895
*OKP Holdings, Ltd.	50,000	20,926
#Olam International, Ltd.	66,000	160,430
Orchard Parade Holdings, Ltd.	28,000	32,578
#*Otto Marine, Ltd.	107,000	28,235
Oversea-Chinese Banking Corp., Ltd.	98,676	689,292
#Overseas Union Enterprise, Ltd.	20,000	50,759
Pan Pacific Hotels Group, Ltd.	49,000	62,164
Petra Foods, Ltd.	2,000	2,483
QAF, Ltd.	9,000	4,151
#*Raffles Education Corp., Ltd.	179,928	39,101
Raffles Medical Group, Ltd.	12,000	20,233
SATS, Ltd.	79,870	176,098
SBS Transit, Ltd.	11,500	16,484
*SC Global Developments, Ltd.	41,000	50,412
SembCorp Industries, Ltd.	84,000	298,107
#SembCorp Marine, Ltd.	16,000	57,054
*Seroja Investments, Ltd.	52,000	13,733
Singapore Airlines, Ltd.	24,000	294,336
#Singapore Exchange, Ltd.	18,000	122,650
Singapore Land, Ltd.	29,000	159,698
Singapore Post, Ltd.	50,000	45,603
Singapore Press Holdings, Ltd.	33,000	106,028
Singapore Technologies Engineering, Ltd.	22,000	56,407
Singapore Telecommunications, Ltd.	239,000	572,645
*Sinomem Technology, Ltd.	68,000	25,577
*Sinostar PEC Holdings, Ltd.	23,000	3,131
*Sinotel Technologies, Ltd.	167,500	43,537
#SMRT Corp, Ltd.	69,000	109,518
Spice I2I, Ltd.	234,000	22,738
*Stamford Land Corp., Ltd.	51,000	22,117
StarHub, Ltd.	22,000	45,190
#Straits Asia Resources, Ltd.	19,000	33,807
Sunningdale Tech, Ltd.	65,000	9,616
Super Group, Ltd.	85,000	82,299
#*Swiber Holdings, Ltd.	26,000	20,595
*Swissco Holdings, Ltd.	42,567	13,392
Tat Hong Holdings, Ltd.	53,000	43,855
*Tiong Woon Corp. Holding, Ltd.	21,000	7,162
UMS Holdings, Ltd.	56,000	20,625
United Engineers, Ltd.	13,000	24,876
United Industrial Corp., Ltd.	83,000	148,843
United Overseas Bank, Ltd.	35,397	510,917
UOB-Kay Hian Holdings, Ltd.	68,000	87,986
UOL Group, Ltd.	87,000	306,609
Venture Corp., Ltd.	41,000	287,643
WBL Corp., Ltd.	16,000	52,616
Wheelock Properties, Ltd.	29,000	43,758
Wilmar International, Ltd.	34,000	168,942
Wing Tai Holdings, Ltd.	46,000	62,430
#Yangzijiang Shipbuilding Holdings, Ltd.	138,000	200,009
Yanlord Land Group, Ltd.	71,000	94,913

TOTAL SINGAPORE		11,857,759

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (1.8%)
ABSA Group, Ltd.	30,181	$584,690
Adcock Ingram Holdings, Ltd.	17,073	158,253
Adcorp Holdings, Ltd.	10,635	44,007
Advtech, Ltd.	34,107	29,648
Aeci, Ltd.	21,114	234,257
Afgri, Ltd.	106,485	101,232
African Bank Investments, Ltd.	91,704	470,018
African Oxygen, Ltd.	18,017	53,683
African Rainbow Minerals, Ltd.	11,320	286,464
Allied Electronics Corp., Ltd.	8,984	36,589
Allied Technologies, Ltd.	9,221	83,250
*Anglo American Platinum Corp., Ltd.	117	11,163
AngloGold Ashanti, Ltd.	2,804	131,509
AngloGold Ashanti, Ltd. Sponsored ADR	500	23,555
ArcelorMittal South Africa, Ltd.	21,373	245,223
*Aspen Pharmacare Holdings, Ltd.	16,002	213,169
Astral Foods, Ltd.	6,105	97,645
*Aveng, Ltd.	64,885	407,841
AVI, Ltd.	29,073	115,533
Avusa, Ltd.	4,146	13,327
Barloworld, Ltd.	31,454	235,604
Basil Read Holdings, Ltd.	24,073	43,014
Bidvest Group, Ltd.	11,519	245,345
Blue Label Telecoms, Ltd.	27,950	28,786
Brait SA	12,160	42,518
Business Connexion Group, Ltd.	66,747	60,166
Capitec Bank Holdings, Ltd.	6,899	143,829
Cashbuild, Ltd.	2,360	31,861
Caxton & CTP Publishers & Printers, Ltd.	3,193	6,964
*Cipla Medpro South Africa, Ltd.	86,343	86,216
City Lodge Hotels, Ltd.	210	2,450
Clicks Group, Ltd.	22,044	143,574
Coronation Fund Managers, Ltd.	7,900	16,913
Data Tec, Ltd.	35,136	174,519
Discovery Holdings, Ltd.	34,488	194,264
Distell Group, Ltd.	1,845	18,531
*Distribution & Warehousing Network, Ltd.	53,514	59,376
*Durban Roodeport Deep, Ltd.	84,168	41,684
*Evraz Highveld Steel & Vanadium, Ltd.	4,215	52,132
Exxaro Resources, Ltd.	11,753	221,121
FirstRand, Ltd.	91,543	268,382
Foschini Group, Ltd. (The)	24,805	300,867
Gold Fields, Ltd.	4,836	75,541
Gold Fields, Ltd. Sponsored ADR	60,700	957,239
Gold Reef Resorts, Ltd.	43,296	112,915
Grindrod, Ltd.	44,962	108,962
Group Five, Ltd.	12,582	70,249
Harmony Gold Mining Co., Ltd.	5,445	62,530
Harmony Gold Mining Co., Ltd. Sponsored ADR	57,610	664,819
*Health Strategic Investments, Ltd.	35,165	70,531
Hudaco Industries, Ltd.	4,292	51,815
*Hulamin, Ltd.	9,590	11,761
Iliad Africa, Ltd.	2,000	2,131
Illovo Sugar, Ltd.	35,655	132,797
Impala Platinum Holdings, Ltd.	6,571	185,513
Imperial Holdings, Ltd.	24,000	392,195
Investec, Ltd.	23,388	192,349
JD Group, Ltd.	23,807	167,299
JSE, Ltd.	15,052	170,449
Kumba Iron Ore, Ltd.	296	16,804
Lewis Group, Ltd.	22,356	227,749

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Liberty Holdings, Ltd.	19,531	$208,838
Massmart Holdings, Ltd.	5,066	103,159
Medi-Clinic Corp., Ltd.	40,385	155,936
Merafe Resources, Ltd.	280,123	55,123
*Metorex, Ltd.	178,522	110,318
Metropolitan Holdings, Ltd.	97,898	236,273
Mondi, Ltd.	21,540	179,145
Mr. Price Group, Ltd.	13,969	126,217
MTN Group, Ltd.	19,519	345,660
Murray & Roberts Holdings, Ltd.	24,297	150,585
*Mvelaphanda Group, Ltd.	105,118	79,886
Nampak, Ltd.	71,248	199,926
Naspers, Ltd. Series N	12,051	627,463
Nedbank Group, Ltd.	17,042	318,259
Network Healthcare Holdings, Ltd.	82,943	172,545
#Northam Platinum, Ltd.	21,659	149,769
*Omnia Holdings, Ltd.	7,378	68,665
Palabora Mining Co., Ltd.	1,699	25,413
Peregrine Holdings, Ltd.	49,359	91,455
Pick’n Pay Stores, Ltd.	14,103	92,781
*Pioneer Foods, Ltd.	5,158	36,037
Pretoria Portland Cement Co., Ltd.	26,368	125,564
PSG Group, Ltd.	16,729	85,159
Rainbow Chicken, Ltd.	20,814	47,460
Raubex Group, Ltd.	27,230	96,895
Reunert, Ltd.	23,260	212,570
Sanlam, Ltd.	172,625	646,334
Santam, Ltd.	4,935	81,581
*Sappi, Ltd.	53,505	264,882
*Sappi, Ltd. Sponsored ADR	35,009	173,645
Sasol, Ltd. Sponsored ADR	17,600	796,400
*Sentula Mining, Ltd.	48,196	18,032
Shoprite Holdings, Ltd.	9,883	139,750
*Simmer & Jack Mines, Ltd.	203,666	25,558
Spar Group, Ltd. (The)	13,033	177,181
Standard Bank Group, Ltd.	61,742	908,142
Steinhoff International Holdings, Ltd.	204,959	643,102
Sun International, Ltd.	4,923	68,832
*Super Group, Ltd.	444,479	38,001
Telkom South Africa, Ltd.	28,538	147,444
Telkom South Africa, Ltd. Sponsored ADR	1,800	37,800
Tiger Brands, Ltd.	7,439	199,417
Tongaat-Hulett, Ltd.	12,229	171,075
Trencor, Ltd.	19,453	98,637
Truworths International, Ltd.	13,658	134,646
Vodacom Group, Ltd.	6,820	65,515
Wilson Bayly Holme-Ovcon, Ltd.	3,714	71,464
Woolworths Holdings, Ltd.	37,736	147,858

TOTAL SOUTH AFRICA		18,589,217

SOUTH KOREA — (3.4%)
Amorepacific Corp.	70	64,764
Asia Cement Manufacturing Co., Ltd.	360	14,545
*Asiana Airlines, Inc.	13,650	111,153
Bing Grae Co., Ltd.	1,160	55,981
*BNG Steel Co., Ltd.	2,150	22,009
Busan Bank	22,580	281,338
Cheil Industrial, Inc.	7,166	602,668
Cheil Worldwide, Inc.	9,650	105,031
Chong Kun Dang Pharmaceutical Corp.	3,530	75,963
Choongwae Pharma Corp.	2,590	39,295

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
CJ CGV Co., Ltd.	4,090	$107,896
CJ Cheiljedang Corp.	1,019	196,330
CJ Corp.	2,389	168,398
Crown Confectionery Co., Ltd.	44	5,239
Dae Han Flour Mills Co., Ltd.	349	46,045
*Daechang Co., Ltd.	10,260	15,849
Daeduck Electronics Co., Ltd.	11,360	84,578
Daeduck Industries Co., Ltd.	4,570	36,399
Daegu Bank, Ltd.	16,330	214,263
Daehan Steel Co., Ltd.	3,830	31,673
*Dae-Il Corp.	7,510	41,996
Daekyo Co., Ltd.	10,840	56,729
Daelim Industrial Co., Ltd.	4,107	335,327
Daesang Holdings Co., Ltd.	1,170	3,517
Daesung Group Holdings Co., Ltd.	88	8,938
*Daesung Industrial Co., Ltd.	250	11,842
Daewoo Engineering & Construction Co., Ltd.	22,020	206,388
Daewoo International Corp.	4,836	150,794
*Daewoo Motor Sales Corp.	2,111	5,676
Daewoo Securities Co., Ltd.	15,700	341,341
*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,380	143,185
Daewoong Pharmaceutical Co., Ltd.	552	23,198
Daishin Securities Co., Ltd.	8,650	118,621
Daou Technology, Inc.	12,540	100,303
*Dong IL Rubber Belt Co., Ltd.	6,550	43,584
*Dong Yang Gang Chul Co., Ltd.	8,160	42,591
Dong-A Pharmaceutical Co., Ltd.	421	43,940
Dongbu Corp.	7,700	54,778
*Dongbu HiTek Co., Ltd.	5,940	58,921
Dongbu Insurance Co., Ltd.	5,040	178,133
Dongbu Securities Co., Ltd.	7,220	47,417
Dongbu Steel Co., Ltd.	4,740	41,399
Dong-Il Corp.	223	13,167
Dongkuk Steel Mill Co., Ltd.	6,070	139,869
Dongwha Pharm Co., Ltd.	2,640	12,375
Dongwon F&B Co., Ltd.	458	21,096
*Dongwon Industries Co., Ltd.	550	68,481
Dongyang Mechatronics Corp.	6,200	67,860
Doosan Construction & Engineering Co., Ltd.	7,860	51,765
Doosan Corp.	1,023	138,028
Doosan Heavy Industries & Construction Co., Ltd.	556	43,821
*Doosan Infracore Co., Ltd.	5,400	133,630
E1 Corp.	357	18,112
*Eugene Investment & Securities Co., Ltd.	68,780	41,949
Fursys, Inc.	2,660	66,795
GS Engineering & Construction Corp.	3,669	311,801
GS Holdings Corp.	7,870	413,171
Halla Climate Control Corp.	4,010	74,528
Halla Engineering & Construction Corp.	3,187	59,915
Han Kuk Carbon Co., Ltd.	3,120	17,982
Han Yang Securities Co., Ltd.	1,630	13,867
Hana Financial Group, Inc.	16,560	470,566
Handsome Corp.	3,640	52,859
Hanil Cement Manufacturing Co., Ltd.	445	24,058
Hanil E-Wha Co., Ltd.	4,890	32,368
Hanjin Heavy Industries & Construction Co., Ltd.	4,940	188,322
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	1,540	26,370
*Hanjin Shipping Co., Ltd.	9,159	254,188
*Hanjin Shipping Holdings Co., Ltd.	1,551	22,235
Hanjin Transportation Co., Ltd.	1,530	47,370
Hankook Tire Manufacturing Co., Ltd.	14,050	365,959

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Hankuk Electric Glass Co., Ltd.	690	$32,834
Hankuk Paper Manufacturing Co., Ltd.	670	18,209
*Hanmi Holdings Co., Ltd.	153	5,063
*Hanmi Pharm Co., Ltd.	460	40,471
Hansol Chemical Co., Ltd.	1,170	17,231
*Hansol LCD, Inc.	1,084	61,773
Hansol Paper Co., Ltd.	4,560	45,455
Hanwha Chemical Corp.	12,550	341,785
*Hanwha Corp.	6,560	247,725
*Hanwha General Insurance Co., Ltd.	4,460	37,017
Hanwha Securities Co., Ltd.	7,429	53,998
Hanwha Timeworld Co., Ltd.	90	1,534
Hite Brewery Co., Ltd.	750	83,635
Hite Holdings Co., Ltd.	2,219	41,887
*HMC Investment Securities Co., Ltd.	3,246	56,711
Honam Petrochemical Corp.	2,578	569,859
Hotel Shilla Co., Ltd.	5,490	140,028
Husteel Co., Ltd.	2,170	35,195
*Hwashin Co., Ltd.	2,050	28,030
*Hynix Semiconductor, Inc.	22,740	468,331
Hyosung T & C Co., Ltd.	3,634	403,930
*Hyundai Corp.	1,340	29,745
Hyundai Department Store Co., Ltd.	2,353	260,766
*Hyundai Development Co.	8,557	240,660
Hyundai Elevator Co., Ltd.	776	54,165
Hyundai Engineering & Construction Co., Ltd.	1,211	81,363
Hyundai Greenfood Co., Ltd.	11,600	112,700
Hyundai Heavy Industries Co., Ltd.	407	132,763
Hyundai Hysco	4,930	100,131
Hyundai Marine & Fire Insurance Co., Ltd.	7,680	164,234
Hyundai Merchant Marine Co., Ltd.	7,640	270,392
Hyundai Mipo Dockyard Co., Ltd.	1,623	271,460
Hyundai Mobis	1,684	419,368
Hyundai Motor Co., Ltd.	6,212	940,402
Hyundai Securities Co.	21,890	286,920
Hyundai Steel Co.	6,010	583,573
*Iljin Electric Co., Ltd.	5,010	52,344
Ilshin Spinning Co., Ltd.	271	22,642
Ilsung Pharmaceutical Co., Ltd.	146	9,695
Industrial Bank of Korea, Ltd.	14,540	208,926
IS Dongseo Co., Ltd.	1,250	17,099
ISU Chemical Co., Ltd.	1,590	33,238
IsuPetasys Co., Ltd.	14,830	46,085
Jahwa Electronics Co., Ltd.	2,450	14,290
Jeil Pharmaceutical Co.	1,820	24,947
Jeonbuk Bank, Ltd.	11,880	72,971
Kangwon Land, Inc.	8,480	199,700
KB Financial Group, Inc. ADR	16,512	741,389
KCC Corp.	680	225,494
KG Chemical Corp.	2,650	26,309
Kia Motors Corp.	13,990	559,761
KISCO Corp.	222	5,612
*Kishin Corp.	5,120	31,674
KISWIRE, Ltd.	1,872	66,268
*KIWOOM Securities Co., Ltd.	400	20,262
Kolon Corp.	691	22,934
Kolon Engineering & Construction Co., Ltd.	5,710	24,111
*Kolon Industries, Inc.	1,778	112,437
*Korea Electric Power Corp. Sponsored ADR	7,600	100,396
Korea Electric Terminal Co., Ltd.	1,750	32,055
Korea Exchange Bank	22,160	264,160

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Korea Express Co., Ltd.	995	$62,966
Korea Gas Corp.	1,777	72,804
Korea Investment Holdings Co., Ltd.	5,420	171,202
Korea Iron & Steel Co., Ltd.	67	3,252
*Korea Komho Petrochemical Co., Ltd.	2,458	162,822
*Korea Line Corp.	1,224	44,247
Korea Reinsurance Co., Ltd.	9,435	106,353
Korea Zinc Co., Ltd.	1,269	321,193
*Korean Air Co., Ltd.	5,532	352,403
Korean Air Terminal Service Co., Ltd.	360	14,873
KP Chemical Corp.	5,660	84,412
*KPX Fine Chemical Co., Ltd.	415	26,186
KT Corp. Sponsored ADR	5,400	111,726
KT&G Corp.	2,519	154,862
*KTB Securities Co., Ltd.	12,690	57,658
Kukdo Chemical Co., Ltd.	740	37,542
*Kumho Electric Co., Ltd.	1,020	37,656
*Kumho Industrial Co., Ltd.	4,330	16,796
*Kumho Tire Co., Inc.	11,740	74,076
Kwang Dong Pharmaceutical Co., Ltd.	15,340	42,345
Kyeryong Construction Industrial Co., Ltd.	1,200	20,245
Kyobo Securities Co., Ltd.	5,430	44,505
Kyung-In Synthetic Corp.	10,600	34,204
LG Chemical, Ltd.	757	234,241
LG Corp.	3,159	226,000
LG Display Co., Ltd. ADR	23,300	400,993
*LG Electronics, Inc.	3,488	307,142
LG Fashion Corp.	1,620	46,171
LG Hausys, Ltd.	102	8,148
LG Household & Healthcare Co., Ltd.	408	136,304
*LG Innotek Co., Ltd.	615	71,297
LG International Corp.	3,020	95,790
*LG Life Sciences, Ltd.	1,620	69,780
*LG Uplus Corp.	21,330	138,404
LIG Insurance Co., Ltd.	3,960	82,005
Lotte Chilsung Beverage Co., Ltd.	133	91,143
Lotte Confectionary Co., Ltd.	99	108,063
Lotte Midopa Co., Ltd.	3,520	45,219
Lotte Sam Kang Co., Ltd.	89	20,825
Lotte Shopping Co., Ltd.	859	351,911
LS Corp.	1,180	119,737
LS Industrial Systems Co., Ltd.	780	62,614
Macquarie Korea Infrastructure Fund	19,424	86,134
Meritz Fire Marine Insurance Co., Ltd.	11,480	78,855
*Meritz Securities Co., Ltd.	69,570	62,206
Mirae Asset Securities Co., Ltd.	2,906	152,315
Moorim Paper Co., Ltd.	2,790	23,598
Motonic Corp.	2,210	19,082
Namhae Chemical Corp.	3,350	59,480
Namyang Dairy Products Co., Ltd.	98	53,643
*National Information & Credit Evaluation, Inc.	30	830
NCsoft Corp.	850	187,237
Nexen Corp.	310	16,916
NH Investment & Securities Co., Ltd.	8,211	75,315
*NHN Corp.	600	106,156
*NK Co., Ltd.	840	9,512
Nong Shim Co., Ltd.	439	80,653
Nong Shim Holdings Co., Ltd.	792	43,281
OCI Co., Ltd.	284	83,644
*ON*Media Corp.	22,720	69,124
ORION Corp.	486	162,678

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Ottogi Corp.	244	$31,652
Pacific Corp.	426	66,659
Poongsan Corp.	2,270	81,228
Poongsan Holdings Corp.	690	23,632
POSCO ADR	13,044	1,355,793
POSCO Coated & Color Steel Co., Ltd.	1,410	40,875
Pusan City Gas Co., Ltd.	930	18,596
*S&T Corp.	1,580	32,673
*S&T Daewoo Co., Ltd.	680	20,582
S&T Dynamics Co., Ltd.	3,180	69,225
S1 Corp.	658	36,279
*Saehan Industries, Inc.	104,600	119,836
*Saeron Automotive Corp.	4,240	23,232
Sam Kwang Glass Industrial Co., Ltd.	530	34,263
Sambu Construction Co., Ltd.	3,630	52,424
Samchully Co., Ltd.	210	22,968
Samsung Card Co., Ltd.	3,105	148,587
Samsung Corp.	7,027	412,678
#Samsung Electro-Mechanics Co., Ltd.	5,367	589,608
Samsung Electronics Co., Ltd.	2,921	1,937,867
Samsung Electronics Co., Ltd. GDR	80	26,702
Samsung Engineering Co., Ltd.	662	105,796
Samsung Fine Chemicals Co., Ltd.	1,870	111,063
Samsung Fire & Marine Insurance, Ltd.	529	90,720
Samsung Heavy Industries Co., Ltd.	3,070	86,272
Samsung SDI Co., Ltd.	5,090	699,154
Samsung Securities Co., Ltd.	5,564	318,688
Samsung Techwin Co., Ltd.	1,520	142,096
Samyang Corp.	1,810	103,023
*Samyang Foods Co., Ltd.	870	13,329
Seah Besteel Corp.	1,820	47,448
SeAH Holdings Corp.	264	26,009
SeAH Steel Corp.	470	21,033
Sejong Industrial Co., Ltd.	1,520	18,616
*Seowon Co., Ltd.	17,130	54,382
*Sewon Cellontech Co., Ltd.	9,690	49,704
Shinhan Financial Group Co., Ltd.	3,060	118,545
Shinhan Financial Group Co., Ltd. ADR	8,680	675,044
Shinsegae Co., Ltd.	111	56,272
*Shinsung Holdings Co., Ltd.	5,880	38,377
Sindo Ricoh Co., Ltd.	590	28,525
*SK Chemicals Co., Ltd.	1,749	97,656
SK Co., Ltd.	3,806	396,576
SK Energy Co., Ltd.	2,363	317,983
SK Gas Co., Ltd.	560	20,672
SK Networks Co., Ltd.	11,860	114,019
SK Telecom Co., Ltd.	191	29,071
SK Telecom Co., Ltd. ADR	2,400	44,232
SKC Co., Ltd.	3,450	117,712
S-Oil Corp.	2,603	160,715
*Songwon Industrial Co., Ltd.	2,850	30,321
*Ssangyong Cement Industrial Co., Ltd.	4,260	24,874
#*STX Corp.	3,714	114,040
STX Engine Co., Ltd.	2,720	98,510
STX Offshore & Shipbuilding Co., Ltd.	6,690	161,850
STX Pan Ocean Co., Ltd.	17,890	190,523
*Sung Jin Geotec Co., Ltd.	2,900	47,242
Sunkyong Securities Co., Ltd.	27,790	58,459
Tae Kwang Industrial Co., Ltd.	45	51,422
Taeyoung Engineering & Construction	14,580	87,827
*Tai Han Electric Wire Co., Ltd.	18,426	117,083

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Tong Yang Securities, Inc.	13,340	$135,043
Unid Co., Ltd.	901	44,713
Woongjin Coway Co., Ltd.	2,960	107,412
*Woongjin Holdings Co., Ltd.	3,900	39,835
Woori Finance Holdings Co., Ltd.	18,410	232,139
*Woori Finance Holdings Co., Ltd. ADR	1,200	45,180
Woori Investment & Securities Co., Ltd.	12,680	224,230
Youlchon Chemical Co., Ltd.	1,990	16,584
Youngone Corp.	8,136	79,579
Youngone Holdings Co., Ltd.	2,034	58,796
Youngpoong Corp.	159	92,518
Yuhan Corp.	945	133,934

TOTAL SOUTH KOREA		34,625,663

SPAIN — (1.8%)
Abengoa SA	5,851	162,130
Abertis Infraestructuras SA	19,871	392,954
Acciona SA	3,096	272,567
Acerinox SA	18,950	310,839
#Actividades de Construccion y Servicios SA	9,111	478,300
Almirall SA	4,936	46,802
Antena 3 de Television SA	11,791	120,803
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	146,546	1,927,080
#Banco de Sabadell SA	140,274	682,740
*Banco de Valencia SA	15,410	86,980
Banco Espanol de Credito SA	12,873	129,185
Banco Guipuzcoano SA	11,823	64,876
Banco Pastor SA	19,905	97,302
#Banco Popular Espanol SA	83,429	540,304
Banco Santander SA (5705946)	200,628	2,575,182
*Banco Santander SA (B4R7379)	2,572	33,044
Banco Santander SA Sponsored ADR	159,655	2,045,181
Bankinter SA	37,131	247,697
*Baron de Ley SA	336	20,864
Bolsas y Mercados Espanoles SA	8,287	226,123
Caja de Ahorros del Mediterraneo SA	2,330	23,823
Campofrio Food Group SA	7,567	77,500
Cementos Portland Valderrivas SA	1,311	26,933
Cia Espanola de Petroleos SA	1,788	42,576
*Cie Automotive SA	1,042	5,642
Cintra Concesiones de Infraestructuras de Transporte SA	51,510	587,727
*Codere SA	996	11,079
Construcciones y Auxiliar de Ferrocarriles SA	91	51,325
*Corporacion Dermoestetica SA	2,321	6,258
Criteria Caixacorp SA	72,352	408,767
Duro Felguera SA	12,115	104,055
Ebro Foods SA	10,600	233,113
*EDP Renovaveis SA	10,855	62,966
Elecnor SA	4,850	67,486
Enagas SA	12,546	276,722
Faes Farma SA	15,321	63,661
Fomento de Construcciones y Contratas SA	6,773	182,870
*Gamesa Corp Tecnologica SA	5,946	41,416
Gas Natural SDG SA	18,950	277,589
*Gestevision Telec, Inc. SA	9,193	117,310
Grifols SA	5,464	88,575
Grupo Catalana Occidente SA	5,209	108,667
*Grupo Empresarial Ence SA	29,854	108,808
*Grupo Ezentis SA	30,949	25,076
Iberdrola Renovables SA	69,611	235,182
*Iberdrola SA	43,925	371,116

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
*Iberia Lineas Aereas de Espana SA	10,239	$44,977
Indra Sistemas SA	3,869	75,812
Industria de Diseno Textil SA	2,944	245,886
*Jazztel P.L.C.	24,797	114,005
*La Seda de Barcelona SA	121,348	11,820
Mapfre SA	42,639	141,688
Miquel y Costas & Miquel SA	44	1,255
*Natraceutical SA	6,210	3,295
*NH Hoteles SA	23,596	123,902
Obrascon Huarte Lain SA	2,008	65,756
*Papeles y Cartones de Europa SA	9,178	49,219
Pescanova SA	1,666	54,350
#*Promotora de Informaciones SA	14,833	38,366
Prosegur Cia de Seguridad SA	876	52,441
*Realia Business SA	32,703	68,950
Red Electrica Corporacion SA	4,437	222,966
Repsol YPF SA Sponsored ADR	38,618	1,069,332
#*Sacyr Vallehermoso SA	10,921	71,719
*Service Point Solutions SA	4,595	3,459
Sol Melia SA	4,015	40,052
#*SOS Corp Alimentaria SA	10,326	22,719
Tecnicas Reunidas SA	1,387	86,286
Telecomunicaciones y Energia SA	11,185	39,690
Telefonica SA Sponsored ADR	10,475	849,942
*Tubacex SA	28,372	99,704
*Tubos Reunidos SA	12,679	33,949
Vidrala SA	1,962	57,801
Viscofan SA	6,063	211,241
*Vocento SA	1,129	5,808
*Vueling Airlines SA	6,250	87,546
Zardoya Otis SA	5,505	91,775
*Zeltia SA	8,127	36,412

TOTAL SPAIN		18,189,318

SWEDEN — (2.0%)
Aarhuskarlshamn AB	2,825	66,549
Acando AB	11,914	20,420
AF AB	6,806	118,544
Alfa Laval AB	13,757	238,750
Assa Abloy AB Series B	9,620	246,678
Atlas Copco AB Series A	3,600	75,234
Atlas Copco AB Series B	4,000	76,316
Avanza Bank Holding AB	1,371	45,111
Axfood AB	2,200	77,182
#Axis Communications AB	3,800	59,775
B&B Tools AB	2,944	44,530
*BE Group AB	8,504	51,585
Beijer Alma AB	626	12,921
Bilia AB Series A	3,150	56,149
Billerud AB	16,681	134,250
*BioInvent International AB	2,561	9,989
Bjoern Borg AB	4,436	40,439
Boliden AB	42,450	720,774
*Bure Equity AB	16,336	79,727
Cardo AB	1,400	54,019
#Clas Ohlson AB Series B	4,200	72,084
*Diamyd Medical AB	1,373	27,478
*East Capital Explorer AB	1,336	14,798
Electrolux AB Series B	34,257	829,771
Elekta AB Series B	6,495	245,669
Enea AB	846	5,907

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#*Eniro AB	16,444	$10,663
G & L Beijer AB Series B	1,454	50,434
Getinge AB	10,208	216,143
*Gunnebo AB	11,036	71,006
Hakon Invest AB	9,006	165,418
*Haldex AB	9,913	118,656
Hennes & Mauritz AB Series B	8,686	305,929
#Hexagon AB	22,158	450,878
Hexpol AB	1,882	37,721
*HIQ International AB	10,871	56,653
Hoganas AB Series B	2,100	73,941
Holmen AB	8,144	258,527
#HQ AB	274	291
Husqvarna AB Series A	9,945	69,834
#Husqvarna AB Series B	45,914	323,103
*Industrial & Financial Systems AB Series B	3,666	52,147
Intrum Justitia AB	6,967	96,084
JM AB	11,904	258,410
KappAhl AB	3,375	30,313
KNOW IT AB	4,124	40,424
*Lindab International AB	6,200	88,133
*Loomis AB	10,569	132,468
*Lundin Petroleum AB	30,814	291,843
Meda AB Series A	30,998	254,914
*Medivir AB	2,073	38,461
Mekonomen AB	1,187	37,446
#*Micronic Mydata AB	36,784	67,176
#Modern Times Group AB Series B	5,064	363,833
#Munters AB	9,072	104,297
NCC AB Series B	9,442	201,467
*Net Entertainment NE AB	526	5,727
New Wave Group AB Series B	5,904	37,963
NIBE Industrier AB	5,028	61,929
Niscayah Group AB	42,798	73,791
*Nobia AB	25,146	196,055
Nolato AB Series B	3,860	49,332
#Nordea Bank AB	150,716	1,659,482
#*ORC Software AB	5,003	84,031
*Orexo AB	6,590	41,746
Oriflame Cosmetics SA	1,675	94,926
*Pa Resources AB	164,260	131,510
#Peab AB Series B	20,582	164,048
*Pricer AB	338,236	38,984
#Q-Med AB	2,528	20,817
#Ratos AB	12,272	437,543
RaySearch Laboratories AB	3,663	20,808
*Rezidor Hotel Group AB	17,474	100,606
*rnb Retail & Brands AB	21,322	24,429
*Rottneros AB	32,646	22,800
Saab AB	2,770	43,340
Sandvik AB	12,296	185,376
#*SAS AB	17,085	64,886
#*Seco Tools AB	2,812	41,348
Securitas AB Series B	26,189	286,508
#Skandinaviska Enskilda Banken AB Series A	120,180	931,683
Skanska AB Series B	19,675	376,519
SKF AB Series A	1,000	25,880
SKF AB Series B	11,460	296,239
Skistar AB	3,440	68,509
#SSAB AB Series A	23,406	328,229
#SSAB AB Series B	11,446	141,589

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Svenska Cellulosa AB Series B	49,264	$763,738
Svenska Handelsbanken AB Series A	22,964	751,239
Sweco AB	3,342	28,534
#*Swedbank AB Series A	61,589	861,233
Swedish Match AB	3,800	106,305
*Swedish Orphan Biovitrum AB	15,354	92,253
Systemair AB	682	9,216
Tele2 AB Series B	21,576	474,178
*Telefonaktiebolaget LM Ericsson AB	37,411	411,431
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	83,700	919,863
TeliaSonera AB	96,039	802,211
*TradeDoubler AB	5,619	26,689
Trelleborg AB Series B	34,926	329,162
*Volvo AB Series A	16,161	213,810
*Volvo AB Series B	46,957	635,718
*Volvo AB Sponsored ADR	1,200	16,260

TOTAL SWEDEN		20,189,735

SWITZERLAND — (4.1%)
ABB, Ltd. AG	25,613	530,541
ABB, Ltd. AG Sponsored ADR	43,600	902,084
Acino Holding AG	363	32,220
*Actelion, Ltd. AG	2,739	136,835
Adecco SA	15,663	876,373
Advanced Digital Broadcast Holdings SA	855	24,275
*AFG Arbonia-Forster Holding AG	2,453	58,637
Allreal Holding AG	911	125,618
Aryzta AG	12,469	552,562
*Ascom Holding AG	4,227	56,083
Bachem Holdings AG	894	50,914
Baloise Holding AG	7,549	697,505
Bank Coop AG	1,724	118,303
Bank Sarasin & Cie AG Series B	3,394	124,200
Banque Cantonale de Geneve SA	54	11,847
Banque Cantonale Vaudoise AG	451	219,218
Banque Privee Edmond de Rothschild SA	1	24,077
Barry Callebaut AG	251	202,338
*Basilea Pharmaceutica AG	441	30,936
Basler Kantonalbank AG	877	126,716
Belimo Holdings AG	32	55,124
Bell Holding AG	22	36,060
Bellevue Group AG	871	26,696
Berner Kantonalbank AG	416	101,032
BKW FMB Energie AG	849	57,857
*Bobst Group AG	1,063	47,595
Bossard Holding AG	419	44,664
Bucher Industries AG	1,105	169,702
Burckhardt Compression Holding AG	526	125,180
Centralschweizerische Kraftwerke AG	106	35,527
*Charles Voegele Holding AG	1,878	99,327
*Cie Financiere Tradition SA	346	37,958
*Clariant AG	34,594	585,059
Coltene Holding AG	641	36,099
Compagnie Financiere Richemont SA Series A	25,724	1,283,067
Conzzeta AG	35	63,975
Credit Suisse Group AG	43,068	1,782,955
Credit Suisse Group AG Sponsored ADR	28,818	1,195,947
Daetwyler Holding AG	1,325	98,322
*Dufry AG	2,037	237,029
EFG International AG	7,550	92,922
EGL AG	81	55,367

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Emmi AG	576	$95,897
EMS-Chemie Holding AG	886	137,762
Energiedienst Holding AG	756	39,107
Flughafen Zuerich AG	400	147,472
Forbo Holding AG	226	121,725
#Galenica Holding AG	313	151,269
*GAM Holding AG	29,303	462,956
Geberit AG	1,952	374,128
*George Fisher AG	564	241,684
Givaudan SA	816	840,807
Gurit Holding AG	106	57,871
Helvetia Holding AG	694	244,448
Holcim, Ltd. AG	31,260	1,947,382
Implenia AG	800	24,033
*Interroll-Holding AG	48	16,609
Julius Baer Group, Ltd. AG	20,331	857,952
Kaba Holding AG	351	117,720
*Kardex AG	1,417	39,946
*Komax Holding AG	777	72,206
Kudelski SA	5,048	129,114
Kuehne + Nagel International AG	3,286	406,508
Kuoni Reisen Holding AG	473	202,871
Liechtensteinische Landesbank AG	947	64,232
*LifeWatch AG	1,152	12,307
Lindt & Spruengli AG	5	143,332
#*Logitech International SA	16,764	317,821
*Lonza Group AG	5,935	519,566
Luzerner Kantonalbank AG	278	88,459
Metall Zug AG	29	91,241
*Meyer Burger Technology AG	3,198	101,686
*Micronas Semiconductor Holding AG	5,619	50,288
Mobilezone Holding AG	4,831	51,477
Mobimo Holding AG	890	170,562
Nestle SA	33,903	1,857,020
Nobel Biocare Holding AG	5,337	88,237
#*Novartis AG ADR	69,100	4,004,345
*OC Oerlikon Corp. AG	20,180	105,518
Orell Fuessli Holding AG	51	7,419
*Panalpina Welttransport Holding AG	1,540	192,367
Partners Group Holding AG	339	62,017
Petroplus Holdings AG	10,256	121,153
Phoenix Mecano AG	126	81,915
*Precious Woods Holding AG	1,004	24,670
*PubliGroupe SA	200	19,641
*Rieters Holdings AG	562	162,714
Roche Holding AG Bearer	671	102,373
#Roche Holding AG Genusschein	9,111	1,337,988
Romande Energie Holding SA	34	53,013
Schindler Holding AG	1,376	149,623
#*Schmolz + Bickenbach AG	1,884	34,929
Schulthess Group AG	1,184	45,026
Schweiter Technologies AG	126	85,552
Schweizerische National-Versicherungs-Gesellschaft AG	2,692	87,254
SGS SA	180	287,906
*Siegfried Holding AG	352	33,951
Sika AG	261	517,541
Sonova Holding AG	1,488	172,342
St. Galler Kantonalbank AG	301	141,660
Straumann Holding AG	472	98,813
Sulzer AG	2,845	346,398
Swatch Group AG (The)	3,405	1,301,504

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Swatch Group AG Registered Shares (The)	5,478	$380,905
Swiss Life Holding AG	4,877	596,819
Swiss Reinsurance Co., Ltd. AG	33,001	1,585,603
Swisscom AG	529	220,921
Swisslog Holding AG	37,989	33,944
Syngenta AG ADR	9,600	531,648
Tamedia AG	237	25,494
Tecan Group AG	810	56,378
#*Temenos Group AG	2,110	70,725
*Tornos SA	1,468	16,870
*U-Blox AG	506	27,244
#*UBS AG	58,720	997,509
*UBS AG ADR	128,000	2,178,560
Valiant Holding AG	1,993	311,436
Valora Holding AG	525	138,665
Vaudoise Assurances Holding SA	23	5,344
Verwaltungs und Privat-Bank AG	749	81,331
#Von Roll Holding AG	14,867	78,821
Vontobel Holdings AG	3,667	126,581
VZ Holding AG	59	6,265
Winterthur Technologie AG	605	30,655
Ypsomed Holdings AG	537	29,745
Zehnder Group AG	54	110,277
Zuger Kantonalbank AG	17	87,404
Zurich Financial Services AG	13,854	3,390,315

TOTAL SWITZERLAND		42,151,532

TAIWAN — (2.9%)
*A.G.V. Products Corp.	78,000	34,838
Ability Enterprise Co., Ltd.	52,530	87,251
Acbel Polytech, Inc.	108,540	97,826
Accton Technology Corp.	110,000	78,834
Acer, Inc.	31,810	92,634
*Action Electronics Co., Ltd.	60,000	23,498
Advanced Semiconductor Engineering, Inc.	65,818	57,274
#Advanced Semiconductor Engineering, Inc. ADR	28,961	128,297
Advantech Co., Ltd.	26,000	70,990
Allis Electric Co., Ltd.	33,000	12,891
Altek Corp.	34,153	48,807
Ambassador Hotel (The)	22,000	34,784
Amtran Technology Co., Ltd.	93,437	79,198
*Arima Communications Corp.	57,000	22,265
Asia Cement Corp.	234,236	241,294
*Asia Optical Co, Inc.	23,000	39,219
Asia Polymer Corp.	66,000	72,489
Asia Vital Components Co., Ltd.	33,480	36,958
Asustek Computer, Inc.	22,018	178,674
*AU Optronics Corp.	170,980	170,585
*AU Optronics Corp. Sponsored ADR	16,922	169,728
Audix Corp.	16,000	15,156
*AV Tech Corp.	12,000	33,763
Avermedia Technologies, Inc.	25,000	32,080
Avision, Inc.	15,000	7,751
Awea Mechantronic Co., Ltd.	16,000	17,694
*Bank of Kaohsiung	50,000	20,926
Bes Engineering Corp.	238,000	61,762
C Sun Manufacturing, Ltd.	26,000	21,387
Capital Securities Corp.	142,220	64,844
*Career Technology MFG. Co., Ltd.	32,000	39,587
Catcher Technology Co., Ltd.	52,360	139,441
Cathay Financial Holdings Co., Ltd.	46,305	70,780

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Cathay Real Estate Development Co., Ltd.	223,000	$124,763
Central Reinsurance Co., Ltd.	28,000	14,626
Champion Building Materials Co., Ltd.	74,526	59,522
Chang Hwa Commercial Bank	697,000	460,547
Cheng Loong Corp.	159,000	71,664
Cheng Shin Rubber Industry Co., Ltd.	61,875	137,918
Cheng Uei Precision Industry Co., Ltd.	61,812	126,716
Chenming Mold Industrial Corp.	20,000	15,597
Chia Hsin Cement Corp.	66,300	33,504
Chicony Electronics Co., Ltd.	31,950	70,357
Chilisin Electronics Corp.	47,000	42,720
*Chimei Innolux Corp.	345,478	463,597
*China Airlines, Ltd.	205,924	160,590
China Chemical & Pharmaceutical Co.	99,000	96,788
China Development Financial Holding Corp.	1,311,636	389,825
*China Ecotek Corp.	11,000	17,891
China Electric Manufacturing Co., Ltd.	48,000	38,595
China Glaze Co., Ltd.	27,810	26,761
China Life Insurance Co., Ltd.	128,405	104,198
*China Man-Made Fiber Co., Ltd.	290,000	136,619
China Metal Products Co., Ltd.	89,248	91,456
China Motor Co., Ltd.	110,000	89,324
*China Petrochemical Development Corp.	248,380	210,029
China Steel Chemical Corp.	8,000	29,101
China Steel Corp.	296,366	300,180
China Steel Structure Co., Ltd.	24,000	17,945
China Synthetic Rubber Corp.	50,224	50,061
*China Wire & Cable Co., Ltd.	61,000	22,749
Chinatrust Financial Holdings Co., Ltd.	587,203	366,584
Chinese Maritime Transport, Ltd.	15,000	32,404
Chin-Poon Industrial Co., Ltd.	126,126	102,963
Chong Hong Construction Co.	7,140	17,588
*Chroma Ate, Inc.	14,000	35,971
Chun Yuan Steel Industrial Co., Ltd.	50,000	24,347
Chung Hsin Electric & Machinery Co., Ltd.	81,000	48,774
*Chung Hung Steel Corp.	86,477	37,842
*Chung Hwa Pulp Corp.	49,000	26,334
Chunghwa Telecom Co., Ltd.	40,909	95,691
Chunghwa Telecom Co., Ltd. ADR	1,900	44,460
*Chungwa Picture Tubes Co., Ltd.	622,656	94,005
Clevo Co.	42,017	92,542
*CMC Magnetics Corp.	460,000	120,754
Collins Co., Ltd.	53,000	23,871
*Compal Communications, Inc.	38,000	32,201
Compal Electronics, Inc.	197,747	252,290
*Compeq Manufacturing Co., Ltd.	172,000	56,879
*Continental Holdings Corp.	124,000	47,504
Coxon Precise Industrial Co., Ltd.	2,000	3,817
CTCI Corp.	37,444	42,096
Cybertan Technology, Inc.	42,424	55,500
DA CIN Construction Co., Ltd.	36,000	20,252
Darfon Electronics Corp.	35,000	42,987
Delpha Construction Co., Ltd.	51,000	23,050
Delta Electronics, Inc.	16,320	67,422
Depo Auto Parts Industrial Co., Ltd.	32,000	87,270
D-Link Corp.	67,062	67,702
Dynamic Electronics Co., Ltd.	61,000	41,038
E.Sun Financial Holding Co., Ltd.	517,455	265,777
*Eastern Media International Corp.	70,000	18,375
Edom Technology Co., Ltd.	13,000	7,173
*Elan Microelectronics Corp.	27,000	38,909

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Elite Material Co., Ltd.	57,737	$53,940
Elitegroup Computer Systems Co., Ltd.	205,000	77,887
*EnTie Commercial Bank	41,000	18,746
Epistar Corp.	85,169	272,574
Eternal Chemical Co., Ltd.	110,610	127,979
*Eva Airways Corp.	207,619	209,839
Evergreen International Storage & Transport Corp.	56,000	49,686
*Evergreen Marine Corp., Ltd.	194,000	161,681
Everlight Chemical Industrial Corp.	8,000	9,529
Everlight Electronics Co., Ltd.	19,225	53,189
*Everspring Industry Co.	90,000	35,310
Excelsior Medical Co., Ltd.	13,000	40,960
Far Eastern Department Stores Co., Ltd.	116,818	144,987
Far Eastern International Bank	240,189	106,319
Far Eastern New Century Corp.	83,502	120,099
Far EasTone Telecommunications Co., Ltd.	78,000	112,330
*Farglory F T Z Investment Holding Co., Ltd.	19,000	18,739
Federal Corp.	132,840	84,236
Feng Hsin Iron & Steel Co., Ltd.	23,000	37,727
Feng Tay Enterprise Co., Ltd.	34,980	36,348
First Copper Technology Co., Ltd.	49,000	22,426
First Financial Holding Co., Ltd.	362,594	239,143
First Insurance Co., Ltd.	35,000	18,419
First Steamship Co., Ltd.	39,105	77,691
*FLEXium Interconnect, Inc.	15,000	23,537
Formosa Chemicals & Fiber Co., Ltd.	81,040	231,753
Formosa Plastics Corp.	112,430	322,134
Formosa Taffeta Co., Ltd.	137,000	124,589
Formosan Rubber Group, Inc.	117,000	92,244
*Formosan Union Chemical Corp.	57,067	32,185
*Founding Construction & Development Co., Ltd.	31,000	22,700
Foxconn Technology Co., Ltd.	28,518	88,945
Fubon Financial Holding Co., Ltd.	134,393	164,413
Fwusow Industry Co., Ltd.	62,000	29,244
G Shank Enterprise Co., Ltd.	21,000	16,918
*Gamma Optical Co., Ltd.	30,800	23,941
Gem Terminal Industries Co., Ltd.	18,000	13,167
Gemtek Technology Corp.	22,460	34,903
Getac Technology Corp.	95,000	56,021
Giant Manufacture Co., Ltd.	18,760	73,678
*Giantplus Technology Co., Ltd.	32,000	21,474
Giga Storage Corp.	37,802	61,369
Giga-Byte Technology Co., Ltd.	82,000	80,606
Gintech Energy Corp.	17,042	49,224
*Global Brands Manufacture, Ltd.	21,000	12,747
Globe Union Industrial Corp.	41,000	42,964
Gold Circuit Electronics, Ltd.	71,070	25,627
Goldsun Development & Construction Co., Ltd.	233,292	120,231
Grand Pacific Petrochemical Corp.	158,000	87,273
Great China Metal Industry Co., Ltd.	26,000	24,942
Great Wall Enterprise Co., Ltd.	39,690	41,622
*Greatek Co., Ltd.	95,491	91,212
Green Energy Technology, Inc.	16,719	47,400
Hannstar Board Corp.	47,299	32,917
*HannStar Display Corp.	684,000	136,770
Hey Song Corp.	82,000	66,007
Highwealth Construction Corp.	35,147	62,766
*Ho Tung Holding Corp.	67,200	35,311
*Hocheng Corp.	66,000	24,013
Holtek Semiconductor, Inc.	11,000	16,202
Holystone Enterprise Co., Ltd.	9,827	11,943

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Hon Hai Precision Industry Co., Ltd.	39,739	$150,294
Hong Tai Electric Industrial Co., Ltd.	72,000	37,956
Hotai Motor Co., Ltd.	17,000	49,463
Hsin Kuang Steel Co., Ltd.	51,000	47,427
HTC Corp.	3,307	74,994
Hua Eng Wire & Cable Co., Ltd.	59,000	21,418
Hua Nan Financial Holding Co., Ltd.	256,243	168,921
Huaku Development Co., Ltd.	20,238	56,030
Huang Hsiang Construction Co.	6,000	12,698
Hung Poo Construction Corp.	67,000	99,638
Hung Sheng Construction Co., Ltd.	137,500	79,628
Ichia Technologies, Inc.	63,000	32,265
I-Chiun Precision Industry Co., Ltd.	12,000	14,671
ICP Electronics, Inc.	25,000	34,482
Infortrend Technology, Inc.	60,320	78,921
*Inotera Memories, Inc.	85,634	41,964
Inventec Appliances Corp.	14,000	10,873
Inventec Corp.	293,412	154,300
*ITE Technology, Inc.	23,000	40,195
*ITEQ Corp.	31,000	45,491
*Jenn Feng New Energy Co., Ltd.	11,000	11,913
*Johnson Health Tech Co., Ltd.	7,000	10,189
Kang Na Hsiung Enterprise Co., Ltd.	34,000	22,832
*Kao Hsing Chang Iron & Steel Corp.	69,000	19,814
Kaulin Manufacturing Co., Ltd.	25,000	22,707
Kee Tai Properties Co., Ltd.	62,540	31,425
Kenda Rubber Industrial Co., Ltd.	115,562	119,521
*King Slide Works Co., Ltd.	9,000	41,644
*King Yuan Electronics Co., Ltd.	218,545	99,125
Kingdom Construction Co., Ltd.	52,000	45,667
*King’s Town Bank	212,000	96,629
King’s Town Construction Co., Ltd.	15,120	13,574
Kinik Co.	26,000	46,974
*Kinko Optical Co., Ltd.	18,000	18,750
*Kinpo Electronics, Inc.	125,000	43,805
Kinsus Interconnect Technology Corp.	53,000	144,227
Knowledge-Yield-Excellence Systems Corp.	67,040	57,992
KS Terminals, Inc.	14,039	14,064
*Kuoyang Construction Co., Ltd.	65,000	46,157
*Kwong Fong Industries Corp.	66,500	31,454
*Lan Fa Textile Co., Ltd.	26,780	13,718
Largan Precision Co., Ltd.	4,000	79,382
LCY Chemical Corp.	47,300	95,595
Lealea Enterprise Co., Ltd.	177,493	104,873
Lee Chi Enterprises Co., Ltd.	96,000	45,497
Les Enphants Co., Ltd.	19,260	27,911
*Li Peng Enterprise Co., Ltd.	18,000	9,458
Lien Hwa Industrial Corp.	55,423	40,798
*LITE-ON IT Corp.	20,000	21,238
*Lite-On Semiconductor Corp.	62,000	35,449
Lite-On Technology Corp.	272,014	359,300
Long Chen Paper Co., Ltd.	56,000	23,115
*Lumax International Corp., Ltd.	11,000	19,432
Macronix International Co., Ltd.	477,250	293,486
Marketech International Corp.	22,000	12,347
Masterlink Securities Corp.	137,000	54,947
Mayer Steel Pipe Corp.	27,500	23,371
Maywufa Co., Ltd.	49,000	27,347
Media Tek, Inc.	7,048	88,666
Mega Financial Holding Co., Ltd.	404,000	280,092
Mercuries & Associates, Ltd.	13,650	9,524

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Merry Electronics Co., Ltd.	34,000	$56,746
*Microelectronics Technology, Inc.	133,452	83,629
Micro-Star International Co., Ltd.	113,394	60,617
Mirle Automation Corp.	43,000	43,298
Mitac International Corp.	169,039	75,873
*Mosel Vitelic, Inc.	39,858	21,048
Nan Ya Plastic Corp.	139,750	310,446
Nan Ya Printed Circuit Board Corp.	24,480	99,986
*Nankang Rubber Tire Co., Ltd.	39,000	55,291
Nantex Industry Co., Ltd.	11,880	8,104
*Nanya Technology Corp.	51,000	30,513
National Petroleum Co., Ltd.	67,000	76,247
Nien Hsing Textile Co., Ltd.	82,875	63,076
*Ocean Plastics Co., Ltd.	14,000	10,284
Opto Tech Corp.	92,000	64,654
*Orient Semiconductor Electronics, Ltd.	103,000	26,774
Oriental Union Chemical Corp.	82,720	87,383
*Pan Jit International, Inc.	43,940	54,553
Pan-International Industrial Corp.	54,309	80,889
*Paragon Technologies Co., Ltd.	7,000	16,082
*Pegatron Corp.	59,261	80,217
Polaris Securities Co., Ltd.	261,000	144,954
Pou Chen Corp.	279,528	264,883
President Chain Store Corp.	14,768	58,575
President Securities Corp.	116,480	68,499
Prince Housing & Development Corp.	61,131	44,725
Promise Technology, Inc.	34,874	28,845
*Qisda Corp.	172,760	120,551
Quanta Computer, Inc.	36,007	66,127
Radiant Opto-Electronics Corp.	51,050	76,636
Radium Life Tech Corp.	163,547	218,142
Ralec Electronic Corp.	8,416	16,794
Realtek Semiconductor Corp.	49,127	116,486
*Ritek Corp.	320,759	90,250
Ruentex Development Co., Ltd.	24,000	39,718
Ruentex Industries, Ltd.	49,000	140,059
*Sampo Corp.	82,155	19,919
*San Fang Chemical Industry Co., Ltd.	9,000	10,635
*Sanyang Industrial Co., Ltd.	215,000	116,165
Sanyo Electric Taiwan Co., Ltd.	15,000	15,508
*ShenMao Technology, Inc.	9,000	15,334
Shih Wei Navigation Co., Ltd.	17,000	21,807
Shihlin Electric & Engineering Corp.	57,000	68,132
*Shihlin Paper Corp.	16,000	36,633
*Shin Kong Financial Holding Co., Ltd.	664,983	244,506
Shin Zu Shing Co., Ltd.	11,549	29,871
*Shining Building Business Co., Ltd.	20,000	20,112
Shinkong Insurance Co., Ltd.	26,000	20,198
Shinkong Synthetic Fibers Co., Ltd.	200,000	101,108
Sigurd Microelectronics Corp.	75,000	64,343
Silicon Integrated Systems Corp.	167,380	105,039
Siliconware Precision Industries Co.	99,000	108,885
Siliconware Precision Industries Co., Ltd. Sponsored ADR	2,626	14,653
Sinbon Electronics Co., Ltd.	32,000	25,150
Sincere Navigation Corp.	41,125	49,769
Sinkang Industries, Ltd.	14,000	8,187
Sinkong Textile Co., Ltd.	70,000	88,062
Sinon Corp.	48,000	22,221
SinoPac Holdings Co., Ltd.	833,000	313,860
Sinphar Pharmaceutical Co., Ltd.	22,766	28,964
*Sintek Photronics Corp.	8,026	5,952

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Sitronix Technology Corp.	21,000	$35,938
*Solomon Technology Corp.	19,000	9,071
South East Soda Manufacturing Co., Ltd.	37,000	44,737
Southeast Cement Co., Ltd.	33,000	13,144
SPI Electronic Co., Ltd.	26,518	33,871
Spirox Corp.	29,000	24,454
Springsoft, Inc.	57,000	75,986
Standard Foods Taiwan, Ltd.	39,853	106,158
Stark Technology, Inc.	41,000	40,702
Sunonwealth Electric Machine Industry Co., Ltd.	39,000	34,062
*Sunplus Technology Co., Ltd.	70,299	52,195
Sunrex Technology Corp.	80,000	82,949
*Super Dragon Technology Co., Ltd.	13,000	22,494
Supreme Electronics Co., Ltd.	13,000	8,839
Synnex Technology International Corp.	59,248	145,111
T JOIN Transportation Co., Ltd.	16,000	14,040
Ta Chen Stainless Pipe Co., Ltd.	118,800	78,400
*Ta Chong Bank, Ltd.	176,000	41,700
Ta Ya Electric Wire & Cable Co., Ltd.	86,000	25,064
TA-I Technology Co., Ltd.	22,000	22,965
*Taichung Commercial Bank	69,000	22,888
Tainan Enterprises Co., Ltd.	17,000	23,211
Tainan Spinning Co., Ltd.	142,800	94,014
*Taishin Financial Holdings Co., Ltd.	702,678	307,332
*Taita Chemical Co., Ltd.	99,000	41,192
*Taiwan Business Bank	351,520	117,046
Taiwan Cement Corp.	429,400	456,582
Taiwan Cogeneration Corp.	64,480	36,867
Taiwan Cooperative Bank	461,230	329,443
Taiwan Fertilizer Co., Ltd.	61,000	207,995
Taiwan Fire & Marine Insurance Co., Ltd.	22,040	15,824
Taiwan Glass Industrial Corp.	154,848	187,284
Taiwan Hon Chuan Enterprise Co., Ltd.	33,273	66,073
*Taiwan Land Development Corp.	94,713	42,933
Taiwan Life Insurance Co., Ltd.	34,619	36,478
Taiwan Mask Corp.	107,950	45,540
Taiwan Mobile Co., Ltd.	22,000	49,044
Taiwan Navigation Co., Ltd.	13,000	15,776
Taiwan Paiho Co., Ltd.	75,600	83,618
*Taiwan Pulp & Paper Corp.	88,000	54,949
Taiwan Secom Co., Ltd.	22,000	39,472
Taiwan Semiconductor Manufacturing Co., Ltd.	110,465	227,261
Taiwan Sogo Shinkong Security Co., Ltd.	52,000	39,940
Taiwan Styrene Monomer Corp.	186,000	87,645
Taiwan Tea Corp.	123,704	81,234
Taiyen Biotech Co., Ltd.	33,000	26,118
*Tatung Co., Ltd.	588,000	138,592
*Teapo Electronic Corp.	154,000	28,314
Teco Electric & Machinery Co., Ltd.	274,000	171,774
Test-Rite International Co., Ltd.	96,425	75,528
*Thinking Electronic Industrial Co., Ltd.	15,000	23,048
Ton Yi Industrial Corp.	79,000	40,979
Tong Yang Industry Co., Ltd.	12,000	19,052
Topco Scientific Co., Ltd.	40,800	52,272
Transcend Information, Inc.	31,483	78,218
Tripod Technology Corp.	27,000	103,599
Tsann Kuen Enterprise Co., Ltd.	12,913	24,228
TSRC Corp.	35,000	63,617
TTET Union Corp.	10,000	14,852
Tung Ho Steel Enterprise Corp.	78,254	73,167
TXC Corp.	35,698	65,830

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Tycoons Group Enterprise Co., Ltd.	127,354	$32,634
Tze Shin International Co., Ltd.	37,080	16,749
U-Ming Marine Transport Corp.	39,000	80,299
Unimicron Technology Corp.	156,356	265,490
*Union Bank of Taiwan	222,343	65,241
Uni-President Enterprises Corp.	90,550	117,677
*Unitech Printed Circuit Board Corp.	71,000	33,371
United Integration Service Co., Ltd.	20,000	27,023
United Microelectronics Corp.	597,530	286,626
Universal Cement Corp.	84,000	52,642
*Universal Microelectronics Co., Ltd.	38,000	22,628
UPC Technology Corp.	148,918	112,947
USI Corp.	147,840	128,149
*U-Tech Media Corp.	46,000	17,760
*Via Technologies, Inc.	9,600	8,408
Wah Lee Industrial Corp.	35,000	65,355
*Walsin Lihwa Corp.	371,000	222,214
*Walsin Technology Corp., Ltd.	68,000	39,824
Walton Advanced Engineering, Inc.	69,385	32,923
*Wan Hai Lines Co., Ltd.	188,150	138,075
Waterland Financial Holding Co., Ltd.	346,114	111,816
Wei Chuan Food Corp.	71,000	80,761
Wellypower Optronics Corp.	41,000	41,214
*Winbond Electronics Corp.	337,000	87,813
*Wintek Corp.	171,000	288,277
Wistron Corp.	91,327	187,895
Wistron NeWeb Corp.	68,344	147,273
WPG Holdings Co., Ltd.	47,196	87,751
WT Microelectronics Co., Ltd.	57,000	90,740
*WUS Printed Circuit Co., Ltd.	65,000	39,534
*Yageo Corp.	283,000	120,634
*Yang Ming Marine Transport Corp.	209,599	159,499
Yeung Cyang Industrial Co., Ltd.	51,000	38,591
Yieh Phui Enterprise Co., Ltd.	189,478	68,010
Yosun Industrial Corp.	48,909	84,533
Young Fast Optoelectronics Co., Ltd.	4,191	49,346
Yuanta Financial Holding Co., Ltd.	394,000	247,428
Yuen Foong Yu Paper Manufacturing Co., Ltd.	155,019	76,357
Yulon Motor Co., Ltd.	148,223	290,311
Yung Shin Pharmaceutical Industrial Co., Ltd.	39,000	52,219
Yung Tay Engineering Co., Ltd.	104,000	137,827
Zenitron Corp.	22,000	13,588
Zig Sheng Industrial Co., Ltd.	114,695	61,566
Zippy Technology Corp.	12,000	10,186
*Zyxel Communication Corp.	62,000	41,269

TOTAL TAIWAN		29,927,083

THAILAND — (0.5%)
Advance Info Service PCL (Foreign)	16,300	48,933
Asian Property Development PCL (Foreign)	234,700	51,668
Bangchak Petroleum PCL (Foreign)	93,300	47,615
Bangkok Bank PCL (Foreign)	48,000	247,365
Bangkok Bank PCL (Foreign) NVDR	20,200	100,394
Bangkok Dusit Medical Services PCL (Foreign)	50,300	67,531
Bangkok Expressway PCL (Foreign)	112,000	69,486
Bank of Ayudhya PCL (Foreign)	70,100	56,351
Banpu PCL (Foreign)	400	10,407
BEC World PCL (Foreign)	65,200	72,312
Big C Supercenter PCL (Foreign)	46,100	96,875
Cal-Comp Electronics (Thailand) PCL (Foreign)	387,500	48,599
CH Karnchang PCL (Foreign)	152,300	51,309

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Charoen Pokphand Foods PCL (Foreign)	340,100	$264,321
Delta Electronics (Thailand) PCL (Foreign)	86,000	91,077
Electricity Generating PCL (Foreign)	22,000	71,915
*Esso Thailand PCL (Foreign)	11,700	2,615
Glow Energy PCL (Foreign)	61,900	102,719
Hana Microelectronics PCL (Foreign)	139,200	116,077
IRPC PCL (Foreign)	1,151,400	162,840
*Italian-Thai Development PCL (Foreign) NVDR	621,100	100,685
Kasikornbank PCL (Foreign)	26,900	113,055
Kasikornbank PCL (Foreign) NVDR	28,100	109,663
Khon Kaen Sugar Industry PCL (Foreign)	74,900	31,729
Kiatnakin Finance PCL (Foreign)	50,300	66,692
Krung Thai Bank PCL (Foreign)	481,100	271,200
Land & Houses PCL (Foreign)	212,200	50,608
*LPN Development PCL (Foreign)	161,500	63,566
Major Cineplex Group PCL (Foreign)	132,200	61,294
MBK PCL (Foreign)	18,300	64,093
MCOT PCL (Foreign)	36,000	32,422
Precious Shipping PCL (Foreign)	165,000	105,120
Preuksa Real Estate PCL (Foreign)	168,300	121,257
PTT Aromatics & Refining PCL (Foreign)	165,700	164,429
PTT Chemical PCL (Foreign)	66,400	312,288
PTT Exploration & Production PCL (Foreign)	11,700	66,734
PTT PCL (Foreign)	27,500	277,935
Ratchaburi Electricity Generating Holding PCL (Foreign)	39,100	47,603
Rojana Industrial Park PCL (Foreign)	149,500	55,851
*Sahaviriya Steel Industries PCL (Foreign)	618,200	32,993
Siam Cement PCL (Foreign) NVDR (The)	10,400	109,620
Siam City Cement PCL (Foreign)	13,200	101,708
Siam Commercial Bank PCL (Foreign)	15,700	53,677
Siam Makro PCL (Foreign)	14,000	63,509
*Somboon Advance Technology PCL (Foreign)	33,300	34,155
Supalai PCL (Foreign)	222,900	89,219
*Tata Steel (Thailand) PCL (Foreign)	1,030,600	61,190
*Thai Airways International PCL (Foreign)	3,900	6,049
Thai Oil PCL (Foreign)	81,600	144,256
Thai Union Frozen Products PCL (Foreign)	79,800	153,052
Thai Vegetable Oil PCL (Foreign)	36,400	33,996
Thanachart Capital PCL (Foreign)	143,400	188,936
Thoresen Thai Agencies PCL (Foreign)	91,190	70,871
*TMB Bank PCL (Foreign)	1,311,300	98,850
Total Access Communication PCL (Foreign)	114,100	159,847
TPI Polene PCL (Foreign)	58,000	23,989
Vanachai Group PCL (Foreign)	138,300	31,830

TOTAL THAILAND		5,354,380

TURKEY — (0.6%)
Adana Cimento Sanayii Ticaret A.S. Class A	12,989	48,870
Akbank T.A.S.	36,621	227,010
Akcansa Cimento Sanayi ve Ticaret A.S.	9,502	50,276
*Akenerji Elektrik Uretim A.S.	53,168	141,009
Aksa Akrilik Kimya Sanayii A.S.	22,500	49,988
Aksigorta A.S.	34,947	54,180
Alarko Holding A.S.	25,818	62,457
Albaraka Turk Katilim Bankasi A.S.	27,804	54,765
Anadolu Anonim Turk Sigorta Sirketi A.S.	54,184	47,774
Anadolu Efes Biracilik ve Malt Sanayi A.S.	4,187	66,008
Arcelik A.S.	31,373	171,371
Aselsan Elektronik Sanayi Ve Ticaret A.S.	13,484	79,471
Asya Katilim Bankasi A.S.	15,598	39,744
Aygaz A.S.	35,134	183,649

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TURKEY — (Continued)
Bati Anabolu Cimento A.S.	4,607	$24,937
*Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	5,556	38,303
BIM BirlesikMagazalar A.S.	2,110	72,420
Cimsa Cimento Sanayi ve Ticaret A.S.	13,328	102,458
*Deva Holding A.S.	17,173	39,138
*Dogan Sirketler Grubu Holdings A.S.	130,448	93,381
*Dogan Yayin Holding A.S.	57,428	59,008
*Dogus Otomotiv Servis ve Ticaret A.S.	11,261	83,383
*EGE Seramik Sanayi ve Ticaret A.S.	56,665	63,673
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	74,964	136,300
Enka Insaat ve Sanayi A.S.	11,317	51,082
*Eregli Demir ve Celik Fabrikalari Turk A.S.	59,690	220,849
Ford Otomotiv Sanayi A.S.	16,378	143,549
*Global Yatirim Holding A.S.	67,511	38,178
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	901	39,752
*GSD Holding A.S.	50,000	38,184
Haci Omer Sabanci Holding A.S.	25,022	135,568
Hurriyet Gazetecilik ve Matbaacilik A.S.	31,589	36,330
*Ihlas EV Aletleri A.S.	57,789	41,796
*Ihlas Holding A.S.	90,361	56,323
*Izmir Demir Celik Sanayi A.S.	34,356	65,771
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	31,120	24,240
Karton Sanayi ve Ticaret A.S.	618	66,084
Koc Holding A.S. Series B	47,269	222,505
*Koza Anadolu Metal Madencilik Isletmeleri A.S.	5,000	14,863
Nortel Networks Netas Telekomuenikasyon A.S.	1,158	42,547
Otokar Otomotive Ve Savunma Sanayi A.S.	1,350	17,524
*Park Elektrik Madencilik Sanayi Ve Ticaret A.S.	5,000	9,760
*Petkim Petrokimya Holding A.S.	38,764	67,023
Pinar SUT Mamulleri Sanayii A.S.	5,677	45,390
Sekerbank T.A.S.	62,024	77,771
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	71,616	137,439
*TAV Havalimanlari Holding A.S.	9,894	50,762
Tekfen Holding A.S.	22,283	95,123
Tofas Turk Otomobil Fabrikasi A.S.	14,097	77,098
*Trakya Cam Sanayii A.S.	26,521	55,220
Tupras Turkiye Petrol Rafinerileri A.S.	13,873	368,850
Turcas Petrol A.S.	24,681	115,916
*Turk Ekonomi Bankasi A.S.	54,324	92,480
*Turk Hava Yollari A.S.	63,886	262,240
Turkcell Iletisim Hizmetleri A.S.	1,136	8,129
Turkcell Iletisim Hizmetleri A.S. ADR	3,200	57,376
Turkiye Garanti Bankasi A.S.	61,127	368,992
Turkiye Halk Bankasi A.S.	12,538	124,548
Turkiye Is Bankasi A.S.	45,755	202,595
Turkiye Sinai Kalkinma Bankasi A.S..	102,949	187,471
*Turkiye Sise ve Cam Fabrikalari A.S.	44,394	81,000
Turkiye Vakiflar Bankasi T.A.O.	79,200	251,407
Ulker Biskuvi Sanayi A.S.	18,064	58,174
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	14,500	38,442
*Vestel Elektronik Sanayi ve Ticaret A.S.	24,328	40,654
*Yapi ve Kredi Bankasi A.S.	45,205	170,505

TOTAL TURKEY		6,289,083

UNITED KINGDOM — (13.5%)
888 Holdings P.L.C.	57,105	41,949
A.G. Barr P.L.C.	2,130	41,774
Aberdeen Asset Management P.L.C.	128,290	365,398
Admiral Group P.L.C.	7,927	206,858
Aegis Group P.L.C.	130,851	263,743
*Afren P.L.C.	9,649	20,007

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Aga Rangemaster Group P.L.C.	23,457	$32,671
Aggreko P.L.C.	24,573	620,066
Amec P.L.C.	46,009	800,284
Amlin P.L.C.	87,662	570,931
Anglo American P.L.C.	83,163	3,874,831
Anglo Pacific Group P.L.C.	12,369	65,474
Anite P.L.C.	20,267	16,547
*Antisoma P.L.C.	130,297	13,186
Antofagasta P.L.C.	42,486	905,130
Arena Leisure P.L.C.	29,322	15,288
ARM Holdings P.L.C.	87,084	508,421
ARM Holdings P.L.C. Sponsored ADR	10,000	176,800
Ashmore Group P.L.C.	27,484	168,686
Ashtead Group P.L.C.	112,082	225,630
Associated British Foods P.L.C.	30,254	507,417
*Assura Group, Ltd. P.L.C.	61,888	43,563
AstraZeneca P.L.C. Sponsored ADR	17,600	888,096
Atkins WS P.L.C.	12,027	145,217
*Autonomy Corp. P.L.C.	13,981	327,351
Aveva Group P.L.C.	1,771	42,263
Aviva P.L.C.	259,294	1,653,609
*Axis-Shield P.L.C.	9,938	41,297
Babcock International Group P.L.C.	46,210	429,448
BAE Systems P.L.C.	195,055	1,076,715
Balfour Beatty P.L.C.	77,043	341,605
Barclays P.L.C.	504,400	2,216,568
Barclays P.L.C. Sponsored ADR	22,067	389,483
*Barratt Developments P.L.C.	159,134	198,903
BBA Aviation P.L.C.	57,233	184,525
Beazley P.L.C.	108,458	209,672
Bellway P.L.C.	17,958	153,601
*Berkeley Group Holdings P.L.C. (The)	16,777	226,268
BG Group P.L.C.	42,404	825,446
BG Group P.L.C. Sponsored ADR	400	38,940
BHP Billiton P.L.C.	15,494	548,878
BHP Billiton P.L.C. ADR	6,800	481,440
Bodycote P.L.C.	39,746	168,419
*Bovis Homes Group P.L.C.	31,193	173,872
BP P.L.C.	1,306	8,877
*BP P.L.C. Sponsored ADR	102,720	4,194,058
Brammer P.L.C.	5,482	17,099
Brewin Dolphin Holdings P.L.C.	15,123	33,577
Brit Insurance Holdings NV	10,272	171,927
#*British Airways P.L.C.	99,239	430,045
British American Tobacco P.L.C.	12,488	475,749
British American Tobacco P.L.C. Sponsored ADR	1,800	137,214
British Sky Broadcasting Group P.L.C. Sponsored ADR	4,853	218,676
Britvic P.L.C.	21,967	169,791
BSS Group P.L.C.	19,643	139,363
BT Group P.L.C. Sponsored ADR	17,500	431,900
*BTG P.L.C.	44,573	172,677
Bunzl P.L.C.	20,330	240,695
Burberry Group P.L.C.	53,441	872,697
*Cable & Wireless Communications P.L.C.	364,329	312,305
Cable & Wireless Worldwide P.L.C.	344,179	386,764
*Cairn Energy P.L.C.	95,280	588,880
Camellia P.L.C.	488	75,380
Capita Group P.L.C.	16,762	205,813
*Capital & Regional P.L.C.	19,615	10,755
Carillion P.L.C.	66,532	367,486
Carnival P.L.C.	15,763	681,049

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Carnival P.L.C. ADR	4,744	$206,696
*Carphone Warehouse Group P.L.C.	39,638	192,827
Castings P.L.C.	1,976	8,101
Catlin Group, Ltd. P.L.C.	66,466	371,129
Centrica P.L.C.	115,683	615,561
Charles Stanley Group P.L.C.	382	1,522
Charter International P.L.C.	21,254	251,648
Chaucer Holdings P.L.C.	63,276	51,658
Chemring Group P.L.C.	2,135	102,561
Chesnara P.L.C.	16,414	56,998
Chime Communications P.L.C.	3,417	11,397
Cineworld Group P.L.C.	1,554	5,558
Clarkson P.L.C.	124	2,112
*Clinton Cards P.L.C.	19,726	10,122
Close Brothers Group P.L.C.	18,215	225,157
Cobham P.L.C.	81,906	303,960
Collins Stewart P.L.C.	29,710	38,117
*Colt Group SA	50,348	97,652
Compass Group P.L.C.	53,254	436,418
Computacenter P.L.C.	32,550	190,757
Connaught P.L.C.	12,993	3,466
Consort Medical P.L.C.	5,759	46,164
*Cookson Group P.L.C.	47,340	390,823
Costain Group P.L.C.	7,600	25,543
Cranswick P.L.C.	7,431	106,601
Croda International P.L.C.	10,466	241,141
*CSR P.L.C.	44,455	226,924
Daily Mail & General Trust P.L.C. Series A	31,357	270,223
Dairy Crest Group P.L.C.	20,624	122,659
Davis Service Group P.L.C.	21,768	144,965
De La Rue P.L.C.	17,287	176,668
*Debenhams P.L.C.	191,188	234,001
Dechra Pharmaceuticals P.L.C.	2,390	20,315
Development Securities P.L.C.	21,496	80,962
Devro P.L.C.	24,152	87,234
Diageo P.L.C.	11,221	207,002
Diageo P.L.C. Sponsored ADR	3,600	266,400
Dignity P.L.C.	2,620	27,580
Diploma P.L.C.	23,266	96,741
*Dixons Retail P.L.C.	635,282	272,560
Domino Printing Sciences P.L.C.	20,220	170,829
*Drax Group P.L.C.	26,666	162,507
DS Smith P.L.C.	64,694	174,518
*E2V Technologies P.L.C.	10,437	16,376
*eaga P.L.C.	5,313	5,278
*easyJet P.L.C.	33,010	241,223
Electrocomponents P.L.C.	60,447	236,480
Elementis P.L.C.	62,712	114,987
*EnQuest P.L.C.	58,804	121,568
*Enterprise Inns P.L.C.	109,721	200,653
Eurasian Natural Resources Corp. P.L.C.	20,458	285,404
Euromoney Institutional Investor P.L.C.	11,466	118,946
Evolution Group P.L.C.	21,433	30,331
Experian P.L.C.	55,885	649,374
F&C Asset Management P.L.C.	112,316	120,678
Fenner P.L.C.	38,414	160,784
Fiberweb P.L.C.	5,671	7,282
Fidessa Group P.L.C.	2,349	60,271
Filtrona P.L.C.	29,346	117,181
*Findel P.L.C.	45,195	12,130
Firstgroup P.L.C.	43,959	287,461

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Forth Ports P.L.C.	5,292	$111,830
French Connection Group P.L.C.	18,083	15,505
Fresnillo P.L.C.	3,049	61,052
G4S P.L.C.	127,316	533,750
Galliford Try P.L.C.	13,618	66,548
Game Group P.L.C.	99,165	112,063
*Gem Diamonds, Ltd. P.L.C.	21,057	66,955
Genus P.L.C.	8,740	118,302
GKN P.L.C.	158,395	450,045
GlaxoSmithKline P.L.C. Sponsored ADR	22,100	862,784
Go-Ahead Group P.L.C.	4,540	99,195
Greene King P.L.C.	28,269	189,459
Greggs P.L.C.	20,903	153,337
Halfords Group P.L.C.	31,311	212,494
Halma P.L.C.	31,900	167,006
Hampson Industries P.L.C.	124,566	63,869
Hansard Global P.L.C.	17,609	49,319
*Hardy Oil & Gas P.L.C.	11,545	34,457
Hardy Underwriting Group P.L.C.	1,763	8,356
Hargreaves Lansdown P.L.C.	12,626	94,828
Hays P.L.C.	65,299	115,642
Headlam Group P.L.C.	8,095	41,600
Helical Bar P.L.C.	14,456	75,291
*Helphire P.L.C.	33,566	11,668
Henderson Group P.L.C.	113,395	238,661
Heritage Oil P.L.C.	15,730	86,787
Hikma Pharmaceuticals P.L.C.	18,463	232,787
Hill & Smith Holdings P.L.C.	11,020	53,576
Hiscox, Ltd. P.L.C.	57,482	326,271
HMV Group P.L.C.	60,038	43,426
Hochschild Mining P.L.C.	26,850	208,298
Hogg Robinson Group P.L.C.	5,147	2,556
Holidaybreak P.L.C.	14,216	67,195
*Home Retail Group P.L.C.	76,654	268,806
Homeserve P.L.C.	17,035	123,720
*Howden Joinery Group P.L.C.	61,981	77,159
HSBC Holdings P.L.C.	329,616	3,430,544
HSBC Holdings P.L.C. Sponsored ADR	107,095	5,580,720
Hunting P.L.C.	13,301	137,297
Huntsworth P.L.C.	53,480	68,793
Hyder Consulting P.L.C.	2,420	14,902
ICAP P.L.C.	47,504	347,053
IG Group Holdings P.L.C.	31,919	270,045
*Imagination Technologies Group P.L.C.	28,730	199,873
IMI P.L.C.	39,971	505,460
Imperial Tobacco Group P.L.C.	26,291	842,031
Imperial Tobacco Group P.L.C. ADR	1,300	83,200
*Inchcape P.L.C.	57,624	322,019
Informa P.L.C.	72,349	505,864
Inmarsat P.L.C.	18,008	188,031
*Innovation Group P.L.C.	25,202	5,458
#Intercontinental Hotels Group P.L.C. ADR	14,100	272,835
Intermediate Capital Group P.L.C.	7,353	38,017
International Personal Finance P.L.C.	14,931	74,433
International Power P.L.C.	252,987	1,687,993
Interserve P.L.C.	25,420	81,774
Intertek Group P.L.C.	6,743	200,418
Invensys P.L.C.	49,272	227,621
Investec P.L.C.	80,328	641,097
*IP Group P.L.C.	40,893	19,032
*ITV P.L.C.	527,914	578,259

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
James Fisher & Sons P.L.C.	7,969	$65,450
Jardine Lloyd Thompson Group P.L.C.	12,197	115,623
JD Sports Fashion P.L.C.	1,282	16,480
JD Wetherspoon P.L.C.	19,250	126,538
*JJB Sports P.L.C.	98,992	15,380
JKX Oil & Gas P.L.C.	5,891	26,513
John Menzies P.L.C.	16,607	128,518
John Wood Group P.L.C.	60,249	420,401
Johnson Matthey P.L.C.	23,601	723,770
*Johnston Press P.L.C.	211,939	43,286
Kazakhmys P.L.C.	30,544	643,602
Kcom Group P.L.C.	56,484	44,439
Keller Group P.L.C.	8,282	83,853
Kesa Electricals P.L.C.	76,405	194,261
Kier Group P.L.C.	5,617	119,194
Kingfisher P.L.C.	409,408	1,559,686
*Kofax P.L.C.	7,332	33,546
Ladbrokes P.L.C.	78,214	165,064
Laird P.L.C.	37,076	88,535
Lamprell P.L.C.	13,187	70,994
Lancashire Holdings, Ltd. P.L.C.	22,522	204,765
Laura Ashley Holdings P.L.C.	51,893	14,649
Lavendon Group P.L.C.	44,236	49,640
Legal & General Group P.L.C.	1,002,504	1,611,731
*Lloyds Banking Group P.L.C.	584,787	642,756
*Lloyds Banking Group P.L.C. Sponsored ADR	257,003	1,125,673
Logica P.L.C.	205,537	426,208
*London Stock Exchange Group P.L.C.	21,928	257,748
*Lonmin P.L.C.	19,787	553,827
*Lookers P.L.C.	34,191	33,392
Low & Bonar P.L.C.	44,867	34,442
*Luminar Group Holdings P.L.C.	29,908	8,118
Man Group P.L.C.	244,093	1,020,219
*Management Consulting Group P.L.C.	23,934	9,560
Marks & Spencer Group P.L.C.	79,084	541,993
Marshalls P.L.C.	34,860	60,237
Marston’s P.L.C.	67,357	108,612
McBride P.L.C.	34,236	98,071
*Mecom Group P.L.C.	1,260	4,984
Meggitt P.L.C.	126,689	669,744
Melrose P.L.C.	49,820	224,779
Melrose Resources P.L.C.	2,371	12,432
Michael Page International P.L.C.	20,330	153,444
Millennium & Copthorne Hotels P.L.C.	20,060	175,175
*Misys P.L.C.	33,022	148,681
*Mitchells & Butlers P.L.C.	34,074	175,864
Mitie Group P.L.C.	49,306	160,507
Mondi P.L.C.	67,421	561,378
Moneysupermarket.com Group P.L.C.	62,068	83,145
Morgan Crucible Co. P.L.C.	34,128	125,104
Morgan Sindall P.L.C.	6,889	74,391
Mothercare P.L.C.	14,465	121,846
Mouchel Group P.L.C.	5,749	7,817
N Brown Group P.L.C.	25,587	123,226
*National Express Group P.L.C.	55,835	223,102
National Grid P.L.C.	3,316	31,358
National Grid P.L.C. Sponsored ADR	10,893	517,200
Next P.L.C.	12,985	475,438
Northern Foods P.L.C.	36,911	27,979
*Northgate P.L.C.	18,147	71,242
Northumbrian Water Group P.L.C.	52,862	299,871

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Novae Group P.L.C.	11,261	$66,068
Old Mutual P.L.C.	713,849	1,486,650
Oxford Instruments P.L.C.	5,840	50,709
Pace P.L.C.	46,373	152,115
*PartyGaming P.L.C.	6,625	26,720
PayPoint P.L.C.	4,568	23,340
Pearson P.L.C.	3,121	47,801
Pearson P.L.C. Sponsored ADR	62,532	962,993
*Pendragon P.L.C.	223,487	77,166
Pennon Group P.L.C.	25,649	255,971
*Persimmon P.L.C.	49,363	269,651
Petrofac, Ltd. P.L.C.	18,548	434,645
Petropavlovsk P.L.C.	12,514	193,954
Photo-Me International P.L.C.	39,461	44,583
Premier Farnell P.L.C.	42,543	185,328
*Premier Foods P.L.C.	514,950	145,433
*Premier Oil P.L.C.	11,027	297,020
*Prostrakan Group P.L.C.	20,107	23,856
Provident Financial P.L.C.	7,074	86,892
Prudential P.L.C.	133,912	1,354,397
Prudential P.L.C. ADR	24,590	496,718
*Punch Taverns P.L.C.	158,338	181,827
PV Crystalox Solar P.L.C.	43,221	36,734
PZ Cussons P.L.C.	17,339	111,986
Qinetiq P.L.C.	152,692	262,733
*Quintain Estates & Development P.L.C.	59,057	37,450
Rank Group P.L.C.	26,746	54,722
Rathbone Brothers P.L.C.	7,770	110,824
Reckitt Benckiser Group P.L.C.	10,751	600,645
*Redrow P.L.C.	47,616	84,252
Reed Elsevier P.L.C. ADR	5,600	192,136
Regus P.L.C.	113,757	157,538
Renishaw P.L.C.	5,546	102,850
*Rentokil Initial P.L.C.	186,918	296,612
Resolution, Ltd. P.L.C.	129,405	542,509
Restaurant Group P.L.C.	12,241	55,362
Rexam P.L.C.	152,527	776,888
Ricardo P.L.C.	11,315	53,671
Rightmove P.L.C.	14,038	178,969
Rio Tinto P.L.C.	18,769	1,219,058
Rio Tinto P.L.C. Sponsored ADR	3,600	234,432
RM P.L.C.	12,287	33,430
Robert Walters P.L.C.	18,804	101,870
Robert Wiseman Dairies P.L.C.	5,306	27,863
ROK P.L.C.	19,702	6,320
*Rolls-Royce Group P.L.C. (3283648)	117,120	1,215,093
*Rolls-Royce Group P.L.C. (B520WF1)	7,495,680	12,011
Rotork P.L.C.	4,228	113,373
*Royal Bank of Scotland Group P.L.C.	1,024,822	733,266
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	1,100	15,818
Royal Dutch Shell P.L.C. ADR	122,437	7,875,148
Royal Dutch Shell P.L.C. Series B	59,695	1,910,348
RPC Group P.L.C.	22,388	110,067
RPS Group P.L.C.	57,716	189,751
RSA Insurance Group P.L.C.	568,967	1,193,677
SABmiller P.L.C.	64,455	2,091,158
Sage Group P.L.C.	177,566	766,197
Sainsbury (J.) P.L.C.	98,883	617,392
*Salamander Energy P.L.C.	36,465	127,652
Savills P.L.C.	15,403	81,188
Schroders P.L.C.	18,321	463,141

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Schroders P.L.C. Non-Voting	9,829	$198,826
Scottish & Southern Energy P.L.C.	16,439	303,800
*SDL P.L.C.	11,098	106,875
Senior P.L.C.	81,796	173,570
Serco Group P.L.C.	30,289	297,978
Severfield-Rowen P.L.C.	7,574	29,239
Severn Trent P.L.C.	13,573	303,437
Shanks Group P.L.C.	85,145	151,659
Shire P.L.C. ADR	3,900	273,390
*SIG P.L.C.	73,865	134,222
#Smith & Nephew P.L.C. Sponsored ADR	6,000	263,280
Smiths Group P.L.C.	16,965	323,789
Smiths News P.L.C.	40,578	75,155
*Soco International P.L.C.	29,992	150,725
*Southern Cross Healthcare, Ltd. P.L.C.	27,892	12,977
Spectris P.L.C.	10,654	192,579
Speedy Hire P.L.C.	55,394	21,931
Spice P.L.C.	31,125	34,730
Spirax-Sarco Engineering P.L.C.	8,485	245,748
Spirent Communications P.L.C.	84,310	194,072
*Sports Direct International P.L.C.	22,380	50,200
SSL International P.L.C.	16,689	309,924
St. Ives Group P.L.C.	9,000	11,977
St. James’s Place P.L.C.	25,442	112,826
St. Modwen Properties P.L.C.	36,375	94,302
Stagecoach Group P.L.C.	59,157	198,147
Standard Chartered P.L.C.	141,299	4,087,075
Standard Life P.L.C.	378,566	1,376,223
Sthree P.L.C.	10,289	48,136
*Synergy Health P.L.C.	11,305	142,530
*TalkTalk Telecom Group P.L.C.	79,276	167,544
Tate & Lyle P.L.C.	66,559	535,968
*Taylor Wimpey P.L.C.	377,051	134,578
Tesco P.L.C.	275,558	1,885,825
Thomas Cook Group P.L.C.	116,281	337,058
Thorntons P.L.C.	16,501	25,647
*Topps Tiles P.L.C.	17,420	17,784
*Travis Perkins P.L.C.	33,414	442,899
*Trinity Mirror P.L.C.	98,032	167,037
*TT electronics P.L.C.	20,161	51,424
TUI Travel P.L.C.	35,287	119,406
Tullett Prebon P.L.C.	40,442	257,208
Tullow Oil P.L.C.	20,507	391,711
*UK Coal P.L.C.	35,646	21,114
Ultra Electronics Holdings P.L.C.	4,118	122,725
Umeco P.L.C.	3,706	25,713
Unilever P.L.C.	294	8,476
Unilever P.L.C. Sponsored ADR	10,600	307,612
United Business Media P.L.C.	19,429	204,760
United Utilities Group P.L.C.	38,902	380,871
United Utilities Group P.L.C. ADR	154	3,018
*Vectura Group P.L.C.	30,168	29,210
Vedanta Resources P.L.C.	17,480	581,290
Victrex P.L.C.	5,665	117,245
Vitec Group P.L.C. (The)	9,565	87,431
Vodafone Group P.L.C.	13,189	36,054
Vodafone Group P.L.C. Sponsored ADR	259,999	7,152,572
Weir Group P.L.C. (The)	28,894	721,159
Wellstream Holdings P.L.C.	7,499	88,878
WH Smith P.LC.	16,120	125,049
Whitbread P.L.C.	25,690	696,918

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
William Hill P.L.C.	77,898	$200,402
William Morrison Supermarkets P.L.C.	174,580	821,620
Wincanton P.L.C.	14,780	56,306
*Wolfson Microelectronics P.L.C.	35,460	144,708
*Wolseley P.L.C.	50,810	1,351,529
*Wolseley P.L.C. ADR	1,000	2,640
WPP P.L.C.	641	7,449
WPP P.L.C. Sponsored ADR	6,000	348,240
WSP Group P.L.C.	5,033	31,843
Xchanging P.L.C.	50,621	105,328
Xstrata P.L.C.	176,940	3,427,927
#*Yell Group P.L.C.	529,806	120,055
*Yule Catto & Co. P.L.C.	26,581	109,808

TOTAL UNITED KINGDOM		139,383,410

TOTAL COMMON STOCKS		945,742,230

PREFERRED STOCKS — (1.6%)
AUSTRALIA — (0.0%)
Village Roadshow, Ltd. Series A	6,668	15,563

BRAZIL — (1.6%)
*AES Tiete SA	7,800	108,263
Banco Bradesco SA Sponsored ADR	80,703	1,678,622
Banco do Estado do Rio Grande do Sul SA	23,350	255,431
*Brasil Telecom SA ADR	3,518	77,572
*Braskem SA Preferred A	14,800	150,585
Braskem SA Preferred A Sponsored ADR	7,677	160,065
Centrais Electricas de Santa Catarina SA	2,600	53,214
Centrais Eletricas Brasilerias SA	4,000	64,247
Cia Brasileira de Distribuicao Grupo Pao de Acucar	2,800	109,922
Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored ADR Series A	13,040	516,514
Cia de Bebidas das Americas SA Preferred ADR	2,100	292,404
Cia de Tecidos Norte de Minas - Coteminas SA	11,500	29,421
*Cia de Transmissao de Energia Electrica Paulista Series A	3,600	111,453
Cia Energetica de Minas Gerais SA	4,262	74,697
Cia Energetica de Minas Gerais SA Sponsored ADR	8,112	144,718
Cia Energetica do Ceara SA Series A	5,000	82,780
Cia Paranaense de Energia SA Sponsored ADR Series A	6,500	150,995
Confab Industrial SA	46,367	169,618
Contax Participacoes SA	6,800	116,819
Ferbasa-Ferro Ligas Da Bahia	11,500	87,046
Gerdau SA Sponsored ADR	59,400	774,576
Gol Linhas Aereas Inteligentes SA	9,600	166,051
*Inepar SA Industria e Construcoes	14,900	44,517
Itau Unibanco Holding SA	58,539	1,415,017
Itau Unibanco Holding SA ADR	18,232	447,778
Klabin SA	81,700	228,239
Lojas Americanas SA	19,900	212,892
Marcopolo SA	45,300	181,168
Petroleo Brasileiro SA ADR	101,922	3,178,947
Randon e Participacoes SA	39,900	333,928
Sao Paulo Alpargatas SA	4,200	25,813
Saraiva SA Livreiros Editores	5,100	110,800
Suzano Papel e Celullose SA	35,625	335,025
TAM SA	10,900	265,080
Tele Norte Leste Participacoes SA	2,300	35,211
Tele Norte Leste Participacoes SA ADR	13,200	202,488
Telecomunicacoes de Sao Paulo SA ADR	5,840	143,080
*Telemar Norte Leste SA	4,700	133,235
Tim Participacoes SA ADR	3,700	119,362
Ultrapar Participacoes SA Sponsored ADR	12,800	794,240

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Unipar Participacoes SA Class B	143,600	$56,585
Usinas Siderurgicas de Minas Gerais SA Series A	35,400	443,879
Vale SA Sponsored ADR	66,950	1,923,474

TOTAL BRAZIL		16,005,771

GERMANY — (0.0%)
Fresenius SE	3,446	308,861

TOTAL PREFERRED STOCKS		16,330,195

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*EVN AG Rights 11/12/10	3,117	178

BELGIUM — (0.0%)
*Agfa-Gevaert NV STRIP VVPR	13,597	—
*Elia System Operator SA NV STRIP VVPR	222	62
*Tessenderlo Chemie NV STRIP VVPR	133	74

TOTAL BELGIUM		136

CHINA — (0.0%)
*HKC Holdings, Ltd. Warrants 06/09/11	27,770	208
*Kingboard Chemical Holdings, Ltd. Warrants 10/31/12	12,300	7,046

TOTAL CHINA		7,254

FRANCE — (0.0%)
*Establissements Maurel et Prom SA Warrants 06/30/14	11,601	3,116

HONG KONG — (0.0%)
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	1,683	16
*Pacific Andes International Holdings, Ltd. Warrants 06/15/11	137,989	1,282

TOTAL HONG KONG		1,298

INDIA — (0.0%)
*Britannia Industries, Ltd. Debentures 03/22/13	250	979

MALAYSIA — (0.0%)
*Media Prima Berhad Warrants 12/31/14	1,085	209

SOUTH KOREA — (0.0%)
*Kolon Industries, Inc. Rights 12/02/10	423	6,506

TAIWAN — (0.0%)
*Shin Kong Financial Holding Co., Ltd. Rights 11/25/10	38,186	1,559

UNITED KINGDOM — (0.0%)
*Management Consulting Group P.L.C. Warrants 12/31/11	1,107	53
*Standard Chartered P.L.C. Rights 11/05/10	17,662	511,332

TOTAL UNITED KINGDOM		511,385

TOTAL RIGHTS/WARRANTS		532,620

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $3,600,000 FNMA 3.126%(r), 09/01/40, valued at $3,699,488) to be repurchased at $3,643,058	$3,643	3,643,000

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (6.2%)
§@DFA Short Term Investment Fund	62,458,696	$62,458,696
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $1,230,861)## to be repurchased at $1,206,748	$1,207	1,206,726

TOTAL SECURITIES LENDING COLLATERAL		63,665,422

TOTAL INVESTMENTS — (100.0%) (Cost $813,643,223)		$1,029,913,467

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (86.6%)
AUSTRALIA — (22.0%)
#Abacus Property Group	6,667,130	$2,803,667
#Ale Property Group	527,695	1,048,762
Ardent Leisure Group	1,013,856	1,069,420
Aspen Group	2,777,885	1,307,311
Australian Education Trust	281,742	199,058
Bunnings Warehouse Property Trust	1,286,833	2,354,336
Carindale Property Trust NL	82,078	342,591
#CFS Retail Property Trust	9,068,093	16,510,449
Challenger Diversified Property Group	2,276,463	1,148,538
Challenger Wine Trust	24,925	3,881
Charter Hall Group	2,866,969	1,573,632
Charter Hall Office REIT	2,136,057	5,517,519
Charter Hall Retail REIT	1,209,368	3,623,783
Commonwealth Property Office Fund	8,415,742	7,555,179
#Cromwell Group NL	625,154	443,587
Dexus Property Group	21,863,944	17,806,813
#*EDT Retail Trust	3,374,461	236,845
*Galileo Japan Trust	696,166	19,838
GEO Property Group	365,904	71,734
Goodman Group	27,826,009	17,211,712
GPT Group (6365866)	7,702,861	21,099,581
*GPT Group (B3WX9L1)	38,018,670	—
Growthpoint Properties Australia NL (B1Y9BC8)	33,536	63,319
*Growthpoint Properties Australia NL (B52NGJ2)	11,178	20,804
#ING Industrial Fund	9,728,673	5,018,049
ING Office Fund	11,534,168	6,971,007
*Mirvac Industrial Trust	826,524	12,916
*Prime Retirement & Aged Care Property Trust	116,309	5,469
Real Estate Capital Partners USA Property Trust	257,065	15,324
*Rubicon Europe Trust Group REIT	505,643	2,476
Stockland Trust Group	10,758,372	39,840,205
#*Tishman Speyer Office Fund	1,359,035	533,626
*Trafalgar Corporate Group, Ltd.	43,870	46,576
*Trinity Group	500,397	34,325
*Valad Property Group	9,765,829	686,540
Westfield Group	7,148,259	86,939,642

TOTAL AUSTRALIA		242,138,514

BELGIUM — (1.6%)
#*Aedifica NV	11,297	598,882
Befimmo SCA	58,642	5,414,539
Cofinimmo SA	47,839	6,831,601
Intervest Offices NV	24,927	809,004
#Leasinvest Real Estate SCA	4,799	447,019
Retail Estates NV	6,789	430,849
#Warehouses De Pauw SCA	43,725	2,389,348
Wereldhave Belgium NV	5,496	515,976

TOTAL BELGIUM		17,437,218

CANADA — (5.8%)
#Allied Properties REIT	82,973	1,827,212
#Artis REIT	127,749	1,647,122
#Boardwalk REIT	101,266	4,254,582
#Calloway REIT	213,154	5,015,880
#Canadian Apartment Properties REIT	143,782	2,457,222
#Canadian REIT	141,893	4,458,938
#Chartwell Seniors Housing REIT	434,379	3,982,198
#Cominar REIT	119,044	2,531,684

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Crombie Real Estate Investment Trust	52,000	$652,103
#Dundee REIT	81,163	2,324,513
#Extendicare REIT	249,031	2,673,683
#H&R REIT	543,046	10,872,634
*Huntingdon REIT	26,138	176,833
#Innvest REIT	278,082	1,867,695
Interrent REIT	13,900	20,852
#*Lanesborough REIT	29,600	19,155
#Morguard REIT	101,700	1,351,147
#Northern Property REIT	46,800	1,241,239
#Primaris Retail REIT	144,622	2,759,431
Retrocom Mid-Market REIT	24,700	120,848
#Riocan REIT	542,522	12,261,135
#Whiterock REIT	51,854	964,477

TOTAL CANADA		63,480,583

CHINA — (0.1%)
GZI REIT	2,561,000	1,332,629
RREEF China Commercial Trust	1,392,000	44,896

TOTAL CHINA		1,377,525

FRANCE — (13.5%)
Acanthe Developpement SA	165,602	274,278
#Affine SA	18,702	446,652
#ANF SA	40,798	1,799,947
CeGeREAL SA	14,439	487,791
Fonciere des Regions SA	121,620	13,903,274
Gecina SA	90,375	10,974,471
Icade SA	99,280	10,912,165
#Klepierre SA	458,791	17,860,133
Mercialys SA	121,463	4,835,924
Societe de la Tour Eiffel SA	25,320	2,108,892
Societe Immobiliere de Location pour l’Industrie et le Commerce SA	60,258	8,100,236
#Unibail-Rodamco SE	365,876	76,339,148

TOTAL FRANCE		148,042,911

GERMANY — (0.1%)
#Alstria Office REIT AG	97,816	1,366,980
#Hamborner REIT AG	31,000	317,723

TOTAL GERMANY		1,684,703

GREECE — (0.0%)
Eurobank Properties Real Estate Investment Co. S.A.	38,301	319,801

HONG KONG — (3.5%)
#Champion REIT	11,091,713	6,111,723
Link REIT (The)	9,330,639	28,858,709
#Prosperity REIT	4,931,000	1,075,911
Regal REIT	4,306,000	1,140,314
#Sunlight REIT	3,975,000	1,067,979

TOTAL HONG KONG		38,254,636

ISRAEL — (0.0%)
*Reit 1, Ltd.	26,366	51,978

ITALY — (0.1%)
#*Beni Stabili SpA	694,482	695,942
Immobiliare Grande Distribuzione SpA	488,795	979,517

TOTAL ITALY		1,675,459

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (13.5%)
*Advance Residence Investment Corp.	3,475	$6,050,779
#BLife Investment Corp.	252	1,531,173
Daiwa Office Investment Corp.	1,101	3,294,369
FC Residential Investment	50	139,828
#Frontier Real Estate Investment Corp.	687	5,516,125
Fukuoka REIT Corp.	391	2,623,620
Global One Real Estate Investment Co.	392	3,069,388
#Hankyu REIT, Inc.	329	1,652,374
Heiwa Real Estate REIT, Inc.	1,733	949,296
Industrial & Infrastructure Fund Investment Corp.	178	737,346
#Invincible Investment Corp.	1,381	224,115
Japan Excellent, Inc.	611	3,425,399
Japan Hotel and Resort, Inc.	329	830,627
#Japan Logistics Fund, Inc.	623	5,137,974
Japan Office Investment Corp.	542	525,950
Japan Prime Realty Investment Corp.	2,867	7,126,250
Japan Real Estate Investment Corp.	2,121	20,418,676
Japan Rental Housing Investment, Inc.	1,730	574,866
Japan Retail Fund Investment	7,063	11,000,592
#Kenedix Realty Investment Corp.	996	3,962,374
MID REIT, Inc.	687	1,642,734
Mori Hills REIT Investment Corp.	552	1,628,493
MORI TRUST Sogo REIT, Inc.	691	6,278,269
#Nippon Accommodations Fund, Inc.	569	3,387,990
Nippon Building Fund, Inc.	2,294	22,478,003
Nippon Commercial Investment Corp.	1,025	1,154,000
Nippon Hotel Fund Investment Corp.	143	443,223
#Nomura Real Estate Office Fund, Inc.	1,239	7,619,808
Nomura Real Estate Residential Fund, Inc.	456	2,214,636
#Orix Jreit, Inc.	1,093	5,859,987
#Premier Investment Co.	572	2,646,364
#Sekisui House SI Investment Co., Ltd.	335	1,194,586
TOKYU REIT, Inc.	671	3,689,482
#Top REIT, Inc.	595	3,385,204
#United Urban Investment Corp.	831	5,704,687

TOTAL JAPAN		148,118,587

MALAYSIA — (0.1%)
Al-’Aqar KPJ REIT Berhad	53,800	20,414
Al-Hadharah Boustead REIT Berhad	183,400	83,345
*Amanahraya REIT Berhad	17,600	5,174
AmFirst REIT Berhad	234,700	92,893
Axis REIT Berhad	430,100	306,817
Hektar REIT Berhad	29,500	12,134
Quill Capita Trust Berhad	11,600	3,846
Starhill REIT Berhad	955,300	268,932

TOTAL MALAYSIA		793,555

NETHERLANDS — (4.0%)
Corio NV	257,999	18,964,014
Eurocommercial Properties NV	119,557	5,918,125
Nieuwe Steen Investments NV	145,138	2,998,584
Vastned Offices/Industrial NV	85,496	1,447,418
#VastNed Retail NV	71,341	4,961,794
#Wereldhave NV	92,108	9,365,795

TOTAL NETHERLANDS		43,655,730

NEW ZEALAND — (0.8%)
AMP NZ Office Trust	3,117,520	1,858,074
Argosy Property Trust	1,695,917	1,010,675

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
#Goodman Property Trust	3,016,734	$2,255,288
Kiwi Income Property Trust	3,677,382	2,946,077
Property for Industry, Ltd.	449,734	397,917
Vital Healthcare Property Trust	252,238	260,012

TOTAL NEW ZEALAND		8,728,043

SINGAPORE — (6.3%)
#Ascendas India Trust	1,620,000	1,302,784
Ascendas REIT	6,725,000	10,734,352
#Ascott Residence Trust	2,024,000	1,990,861
#Cambridge Industrial Trust	3,147,807	1,329,680
#CapitaCommercial Trust	8,787,000	10,158,166
#CapitaMall Trust	10,001,300	15,363,198
#Capitaretail China Trust	1,860,000	1,811,139
Cdl Hospitality Trusts	2,164,000	3,588,786
First REIT	281,000	205,113
Frasers Centrepoint Trust	1,752,000	2,050,575
#Frasers Commercial Trust	4,810,000	595,865
#K-REIT Asia	1,322,000	1,383,042
#Lippo-Mapletree Indonesia Retail Trust	1,847,000	779,151
Macarthurcook Industrial REIT	1,028,000	178,969
#Mapletree Logistics Trust	6,374,430	4,438,161
#Parkway Life REIT	1,381,000	1,782,763
Saizen REIT	124,000	15,349
Starhill Global REIT	6,392,000	3,092,292
#Suntec REIT	7,290,000	8,792,663

TOTAL SINGAPORE		69,592,909

SOUTH AFRICA — (1.3%)
Capital Property Fund	1,417,528	1,666,232
Emira Property Fund	1,300,623	2,613,839
Fountainhead Property Trust	4,059,602	3,964,818
#SA Corporate Real Estate Fund	8,522,632	3,835,398
Sycom Property Fund	548,188	1,795,325

TOTAL SOUTH AFRICA		13,875,612

TAIWAN — (0.4%)
Cathay No.1 REIT	5,251,000	1,960,775
Cathay No.2 REIT	2,405,000	904,449
Fubon No.1 REIT	114,000	47,272
Fubon No.2 REIT	2,297,000	832,268
Gallop No.1 REIT	141,000	41,484
Shin Kong No.1 REIT	2,515,000	824,553
Trident REIT	85,000	34,445

TOTAL TAIWAN		4,645,246

TURKEY — (0.3%)
*Alarko Gayrimenkul Yatirim Ortakligi A.S.	7,459	84,663
Is Gayrimenkul Yatirim Ortakligi A.S.	974,033	1,221,558
*Sinpas Gayrimenkul Yatirim Ortakligi A.S.	1,099,726	1,649,810

TOTAL TURKEY		2,956,031

UNITED KINGDOM — (13.2%)
A & J Mucklow Group P.L.C.	245,768	1,161,708
Big Yellow Group P.L.C.	435,712	2,319,177
British Land Co. P.L.C.	3,773,213	30,806,108
Capital Shopping Centres Group P.L.C.	1,978,248	12,181,127
Derwent London P.L.C.	479,350	11,679,469
Great Portland Estates P.L.C.	1,224,821	6,782,842
Hammerson P.L.C.	3,060,087	20,559,473

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Land Securities Group P.L.C.	3,320,415	$36,005,853
McKay Securities P.L.C.	301,723	636,596
Primary Health Properties P.L.C.	319,450	1,666,203
Segro P.L.C.	2,944,062	13,987,374
Shaftesbury P.L.C.	948,497	6,778,986
Town Centre Securities P.L.C.	65	174
Workspace Group P.L.C.	1,826,593	693,877

TOTAL UNITED KINGDOM		145,258,967

TOTAL COMMON STOCKS		952,088,008

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
*Fonciere des Regions SA Warrants 12/31/10	70,124	124,732

SINGAPORE — (0.0%)
*Cambridge Industrial Trust Rights 11/10/10	125,912	1,362

TOTAL RIGHTS/WARRANTS		126,094

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $1,510,000 FNMA 3.126%(r), 09/01/40, valued at $1,551,730) to be repurchased at $1,525,024	$1,525	1,525,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.3%)
§@DFA Short Term Investment Fund	143,463,273	143,463,273
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $2,677,816)## to be repurchased at $2,625,358	$2,625	2,625,310

TOTAL SECURITIES LENDING COLLATERAL		146,088,583

TOTAL INVESTMENTS — (100.0%) (Cost $1,169,055,781)		$1,099,827,685

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (93.1%)
AUSTRALIA — (7.1%)
*Aditya Birla Minerals, Ltd.	1,889,261	$2,250,807
#Adtrans Group, Ltd.	123,192	421,031
#*AED Oil, Ltd.	1,001,045	466,926
#Aevum, Ltd.	474,511	822,152
*AGL Energy, Ltd.	44,026	695,129
#*AJ Lucas Group, Ltd.	479,206	1,120,463
#Alesco Corp., Ltd.	1,965,343	4,795,853
*Altium, Ltd.	31,838	5,294
#*Amadeus Energy, Ltd.	2,273,362	557,541
Amalgamated Holdings, Ltd.	1,948,428	11,974,964
*Amcom Telecommunications, Ltd.	5,033,436	1,672,326
AP Eagers, Ltd.	83,796	1,068,559
#APN News & Media, Ltd.	3,791,819	7,190,949
Ariadne Australia, Ltd.	355,965	105,833
Ausdrill, Ltd.	3,478,268	8,152,556
#*Ausenco, Ltd.	33,457	83,886
Austal, Ltd.	654,587	1,572,642
#Austereo Group, Ltd.	6,361,682	10,232,994
#*Australian Agricultural Co., Ltd.	5,659,228	8,874,282
Australian Pharmaceutical Industries, Ltd.	2,464,306	1,245,935
*Australian Worldwide Exploration, Ltd.	8,308,662	12,288,507
Automotive Holdings Group NL	368,640	825,029
AVJennings, Ltd.	28,651	15,929
*AWB, Ltd.	13,522,637	19,685,436
Bank of Queensland, Ltd.	455,046	4,640,667
#*Bannerman Resources, Ltd.	184,985	91,345
Beach Petroleum, Ltd.	19,831,464	13,024,937
#Bendigo Mining, Ltd.	3,716,063	1,000,734
Boart Longyear Group NL	153,028	543,058
#*Boom Logistics, Ltd.	3,920,671	1,920,103
*Bravura Solutions, Ltd.	117,759	16,176
Breville Group, Ltd.	2,279,163	5,854,969
#Brickworks, Ltd.	351,613	3,919,581
BSA, Ltd.	1,592,283	398,145
BT Investment Management, Ltd.	1,904	4,930
Calliden Group, Ltd.	4,166,068	1,073,174
#Cape Lambert Iron Ore, Ltd.	3,697,326	1,481,571
*Capral, Ltd.	84,588	11,654
*CDS Technologies, Ltd.	15,209	—
Challenger Financial Services Group, Ltd.	4,305,538	19,419,516
Chandler Macleod Group, Ltd.	8,917	3,138
*ChemGenex Pharmaceuticals, Ltd.	67,105	35,503
*Circadian Technologies, Ltd.	136,626	81,675
#*Citigold Corp., Ltd.	10,178,218	987,416
Clough, Ltd.	1,854,415	1,208,331
#*Coal of Africa, Ltd.	1,003,059	1,393,827
#Coffey International, Ltd.	43,557	45,180
Collection House, Ltd.	24,344	17,665
#*Cooper Energy, Ltd.	1,673,271	735,963
#Coventry Group, Ltd.	578,498	1,332,665
#Crane Group, Ltd.	2,419,823	17,999,049
#Credit Corp. Group, Ltd.	51,075	157,137
#*Deep Yellow, Ltd.	4,239,477	938,706
#Devine, Ltd.	5,892,888	1,610,029
DKN Financial Group, Ltd.	3,703	2,722
Downer EDI, Ltd.	1,897,892	9,424,957
#*Elders, Ltd.	9,301,839	5,870,854
Emeco Holdings, Ltd.	8,372,265	7,315,551

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Energy World Corp., Ltd.	152,112	$57,770
*eServGlobal, Ltd.	319,194	204,033
#FKP Property Group, Ltd.	15,229,117	14,016,262
*Forest Enterprises Australia, Ltd.	10,714,725	472,301
*Funtastic, Ltd.	514,138	95,722
Gazal Corp., Ltd.	94,845	191,385
*Geodynamics, Ltd.	1,197,053	691,202
Goodman Fielder, Ltd.	21,749,231	31,620,678
Graincorp, Ltd. Series A	2,080,613	15,340,847
#*Gunns, Ltd.	15,479,938	10,310,321
GWA International, Ltd.	1,848,193	5,565,170
Hastie Group, Ltd.	1,948,396	2,956,733
*Heron Resources, Ltd.	673,833	162,340
#*HFA Holdings, Ltd.	1,205,740	189,523
HGL, Ltd.	553,377	707,349
#Hillgrove Resources, Ltd.	1,294,622	380,443
Hills Industries, Ltd.	404,317	855,474
*Hudson Investment Group, Ltd.	297,500	26,227
*Hutchison Telecommunications Australia, Ltd.	93,522	9,614
IDT Australia, Ltd.	33,786	17,318
iiNet, Ltd.	477,436	1,334,613
*Iluka Resources, Ltd.	5,927,758	39,234,095
*Imdex, Ltd.	657,192	791,408
#Infigen Energy, Ltd.	2,530,531	1,828,497
IOOF Holdings, Ltd.	1,855,373	13,067,689
#*iSOFT Group, Ltd.	9,746,450	917,354
Jetset Travelworld, Ltd.	2,910	2,495
K&S Corp., Ltd.	109,955	266,788
*Kagara, Ltd.	2,398,403	1,794,838
*Lednium, Ltd.	438,495	34,362
Lemarne Corp., Ltd.	90,841	353,180
*Lynas Corp., Ltd.	1,341,849	1,933,970
#MacMahon Holdings, Ltd.	7,051,824	3,429,905
Macquarie Telecom Group, Ltd.	30,330	213,214
Maryborough Sugar Factory, Ltd.	19,076	51,008
MaxiTRANS Industries, Ltd.	4,618,799	1,309,252
McPherson’s, Ltd.	1,299,269	3,963,272
*MEO Australia, Ltd.	4,166,567	1,922,482
*Mercury Mobility, Ltd.	631,438	27,941
#*Metals X, Ltd.	124,035	34,974
#*Metgasco, Ltd.	318,485	160,371
#*Minara Resources, Ltd.	10,917,518	8,127,919
*Mineral Deposits, Ltd.	5,084,990	5,735,049
*Molopo Energy, Ltd.	117,067	116,803
#*Moly Mines, Ltd.	89,459	71,031
Namoi Cotton Cooperative, Ltd.	801,979	392,614
National Can Industries, Ltd.	18,850	25,850
#*Neptune Marine Services, Ltd.	866,395	186,793
#Nufarm, Ltd.	437,304	1,949,198
Oaks Hotels & Resorts, Ltd.	77,312	22,810
*Otto Energy, Ltd.	1,767,430	141,700
*Pacific Brands, Ltd.	29,002,108	30,887,469
*Paperlinx, Ltd.	12,886,570	5,622,060
*Payce Consolidated, Ltd.	179,001	263,010
*Petsec Energy, Ltd.	643,705	121,664
#Photon Group, Ltd.	9,592,300	638,180
*Plantcorp NL	14,403	—
PMP, Ltd.	7,058,639	5,294,911
PPK Group, Ltd.	608,709	209,550
#Premier Investments, Ltd.	1,125,805	7,622,478
#Primary Health Care, Ltd.	9,763,542	29,876,421

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#Prime Media Group, Ltd.	2,870,888	$1,832,973
#*PrimeAg Australia, Ltd.	647,815	905,739
Probiotec, Ltd.	4,580	4,143
Programmed Maintenance Service, Ltd.	1,158,236	2,220,198
RCR Tomlinson, Ltd.	113,053	154,145
Regional Express Holdings, Ltd.	21,861	26,331
#*Resolute Mining, Ltd.	3,503,662	4,520,348
*Resource Generation, Ltd.	261,023	147,978
*RHG, Ltd.	1,443,692	1,001,457
Ridley Corp., Ltd.	8,503,414	10,250,501
*Roc Oil Co., Ltd.	8,300,570	3,382,116
Ruralco Holdings, Ltd.	5,076	12,392
Select Harvests, Ltd.	3,180	10,014
*Service Stream, Ltd.	1,635,301	787,305
*Seven Group Holdings, Ltd.	1,749,725	12,664,320
Sigma Pharmaceuticals, Ltd.	13,168,932	5,829,669
*Skilled Group, Ltd.	506,669	728,480
Southern Cross Media Group, Ltd.	5,004,619	11,009,365
*Sphere Minerals, Ltd.	454,353	1,103,667
Spotless Group, Ltd.	1,214,110	2,718,257
*St. Barbara, Ltd.	711,429	290,865
Straits Resources, Ltd.	3,677,497	6,741,648
*Strike Resources, Ltd.	278,159	131,939
STW Communications Group, Ltd.	3,844,067	3,611,087
*Sunland Group, Ltd.	5,108,129	3,974,300
#*Swick Mining Services, Ltd.	170,957	61,765
#*Tap Oil, Ltd.	4,722,852	3,673,701
#Tassal Group, Ltd.	1,179,072	1,594,717
*TFS Corp., Ltd.	16,066	15,037
*Thakral Holdings Group, Ltd.	11,336,632	4,966,073
#*Toro Energy, Ltd.	2,817,671	345,723
Tower Australia Group, Ltd.	5,409,145	12,797,008
#*Transpacific Industries Group, Ltd.	5,193,988	6,288,464
#*Troy Resources NL	50,914	167,975
#Trust Co., Ltd. (The)	31,942	190,805
#UXC, Ltd.	5,226,590	2,575,616
#Village Roadshow, Ltd.	1,765,904	4,060,949
#*Virgin Blue Holdings, Ltd.	39,758,934	16,792,343
Watpac, Ltd.	330,098	538,287
*Webster, Ltd.	413,609	182,482
#WHK Group, Ltd.	693,660	743,353
Wide Bay Australia, Ltd.	10,165	101,113

TOTAL AUSTRALIA		581,688,529

AUSTRIA — (1.0%)
Agrana Beteiligungs AG	90,761	8,898,146
Allgemeine Sparkasse Baugesellschaft AG	120	20,334
#*A-TEC Industries AG	202,339	1,098,392
*Austriamicrosystems AG	30,383	1,211,573
#Flughafen Wien AG	165,182	10,245,303
*Frauenthal Holding AG	13,080	183,667
Lenzing AG	3,866	1,919,360
Linz Textil Holding AG	212	82,689
Mayr-Melnhof Karton AG	108,801	11,766,033
Oberbank AG	39,030	2,384,997
Strabag SE	237,125	6,133,535
#Uniqa Versicherungen AG	87,201	1,804,305
#*Wienerberger AG	2,001,544	33,732,051
#Wolford AG	29,945	847,347
Zumtobel AG	155,578	3,184,233

TOTAL AUSTRIA		83,511,965

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (1.3%)
Ackermans & van Haaren NV	107,238	$9,251,876
#*Agfa-Gevaert NV	2,563,197	14,969,011
Banque Nationale de Belgique SA	3,999	20,158,809
*Barco NV	105,195	6,231,073
#Bekaert SA	13,288	4,073,455
Compagnie d’Entreprises SA	25,709	1,603,845
Compagnie Immobiliere de Belgique SA	44,570	1,881,494
*Connect Group NV	11,877	27,619
D’Ieteren SA	36,380	19,855,905
Euronav SA	182,939	3,058,427
Floridienne SA	1,844	335,916
Gimv NV	11,863	656,601
Jensen-Group NV	45,934	671,883
*Option NV	228,240	206,573
*Papeteries Catala SA	450	40,773
*RealDolmen NV	3,405	66,122
Recticel SA	386,395	4,052,194
*Roularta Media Group NV	5,369	169,818
*SAPEC SA	8,276	563,460
Sioen Industries NV	88,653	734,826
*Spector Photo Group SA	37,493	35,618
*Systemat-Datarelay SA	84,632	616,301
Tessenderlo Chemie NV	491,195	16,808,849
VPK Packaging Group SA	725	29,905
*Zenitel VVPR	15,987	9,151

TOTAL BELGIUM		106,109,504

CANADA — (11.4%)
*20-20 Technologies, Inc.	7,700	28,349
Aastra Technologies, Ltd.	39,319	821,154
*Advantage Oil & Gas, Ltd.	4,196,405	26,003,804
AGF Management, Ltd. Class B	346,084	5,622,720
*Ainsworth Lumber Co., Ltd.	3,300	7,507
#*Air Canada	87,639	324,812
#*Air Canada Class B	183,177	677,103
Akita Drilling, Ltd.	7,500	65,448
*Alexis Minerals Corp.	1,074,158	252,768
#Algonquin Power & Utilities Corp.	1,196,246	5,418,822
*Altius Minerals Corp.	33,641	347,328
*Amerigo Resources, Ltd.	1,736,281	1,549,187
*Anderson Energy, Ltd.	2,963,585	3,167,279
Andrew Peller, Ltd.	19,200	165,287
#*Antrim Energy, Inc.	1,716,704	1,801,033
#*Anvil Mining, Ltd.	3,324,604	15,288,158
*Atna Resource, Ltd.	79,567	53,830
*Atrium Innovations, Inc.	6,794	98,922
*ATS Automation Tooling System, Inc.	2,370,334	16,710,169
*AXIA NetMedia Corp.	23,749	33,997
#*Baffinland Iron Mines Corp.	5,025,695	4,631,977
#*Baja Mining Corp.	927,208	1,054,575
#*Ballard Power Systems, Inc.	2,160,070	3,875,800
*Bellatrix Exploration, Ltd.	1,902,931	6,847,492
*Boralex, Inc. Class A	647,160	5,330,076
*Brampton Brick, Ltd. Class A	9,900	61,541
*Breakwater Resources, Ltd.	1,677,187	9,373,435
Canam Group, Inc. Class A	927,946	7,333,312
*Candente Copper Corp.	78,365	47,638
*Candente Gold Corp.	15,673	12,601
#*Canfor Corp.	2,774,490	26,197,018
*Cangene Corp.	11,062	34,708
#*Cardero Resource Corp.	184,491	224,305

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Cascades, Inc.	2,336,123	$15,392,437
*Catalyst Paper Corp.	8,490,025	1,789,740
CCL Industries, Inc. Class B	241,305	7,074,242
*CE Franklin, Ltd.	800	5,381
*Celestica, Inc.	4,081,842	34,378,883
*Cequence Energy, Ltd.	190,425	332,343
*CIC Energy Corp.	43,983	256,593
#*Cinch Energy Corp.	777,149	914,383
#*Clarke, Inc.	411,711	1,590,491
Cogeco Cable, Inc.	63,800	2,439,651
*COM DEV International, Ltd.	156,013	324,294
#*Compton Petroleum Corp.	3,094,149	1,501,720
#*Connacher Oil & Gas, Ltd.	7,960,552	9,054,064
#*Coolbrands International, Inc.	493,969	1,980,913
*Cott Corp.	152,366	1,253,408
#*Crocotta Energy, Inc.	93,018	134,981
*Crowflight Minerals, Inc.	318,172	23,397
*Crystallex International Corp.	513,690	178,802
*Cyberplex, Inc.	38,644	17,808
Dalsa Corp.	208,255	2,344,119
#*Delphi Energy Corp.	1,692,221	3,434,550
#*Denison Mines Corp.	5,276,176	11,070,710
Dorel Industries, Inc. Class B	842,000	28,383,136
#*Dundee Precious Metals, Inc.	1,838,734	10,907,286
*Eastern Platinum, Ltd.	6,666,974	12,158,615
E-L Financial Corp., Ltd.	787	308,673
*Endeavour Mining Corp.	506,957	1,451,431
Ensign Energy Services, Inc.	392,806	4,875,894
*Epsilon Energy, Ltd.	292,967	718,127
Equitable Group, Inc.	41,753	959,185
*Essential Energy Services, Ltd.	271,458	439,166
Exco Technologies, Ltd.	52,600	180,508
*EXFO, Inc.	45,688	270,571
*Fairborne Energy, Ltd.	2,450,082	9,705,198
#*First Uranium Corp.	138,800	107,513
*Flint Energy Services, Ltd.	878,426	13,720,292
*Formation Capital Corp.	150,263	213,630
#*Fortune Minerals, Ltd.	15,000	11,766
#Forzani Group, Ltd. Class A	399,300	5,974,427
*Fronteer Gold, Inc.	64,059	509,382
#*Galleon Energy, Inc. Class A	2,339,926	8,947,653
*Gammon Gold, Inc.	214,795	1,467,910
*Genesis Land Development Corp.	6,854	20,900
Gennum Corp.	58,461	412,133
*Glacier Media, Inc.	15,600	35,945
#*GLV, Inc.	11,111	77,022
*Gold Wheaton Gold Corp.	425,853	1,436,351
#*Great Canadian Gaming Corp.	24,934	197,291
#Groupe Aeroplan, Inc.	3,847,565	46,778,906
Guardian Capital Group, Ltd.	8,327	68,174
*Harry Winston Diamond Corp.	833,059	10,642,964
*Hemisphere GPS, Inc.	806,520	719,613
*Heroux-Devtek, Inc.	366,525	2,149,053
High Liner Foods, Inc.	822	9,865
*High River Gold Mines, Ltd.	69,658	90,154
*Horizon North Logistics, Inc.	93,783	219,768
#HudBay Minerals, Inc.	2,339,093	36,924,598
*Insignia Energy, Ltd.	122,324	199,096
#*Intermap Technologies, Ltd.	16,600	10,742
*International Forest Products, Ltd. Class A	878,032	4,287,282
*Intertape Polymer Group, Inc.	781,501	812,228

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Ivernia, Inc.	794,364	$331,017
#*Katanga Mining, Ltd.	1,026,769	1,469,833
#*Kingsway Financial Services, Inc.	1,181,219	1,737,257
*Laramide Resources, Ltd.	254,157	488,428
#Laurentian Bank of Canada	707,853	30,711,340
Linamar Corp.	967,916	21,324,711
*Lundin Mining Corp.	7,418,026	46,985,438
*MagIndustries Corp.	857,122	277,331
Maple Leaf Foods, Inc.	445,160	5,399,185
*March Networks Corp.	43,454	182,780
*Martinrea International, Inc.	1,251,170	10,550,115
*Maxim Power Corp.	3,832	10,332
*MDS, Inc.	1,675,908	18,765,437
*Mega Uranium, Ltd.	1,789,170	1,368,323
*MGM Energy Corp.	118,477	22,652
*Migao Corp.	558,270	3,968,485
*Miranda Technologies, Inc.	64,120	288,568
Mullen Group, Ltd.	1,093,084	16,397,868
*Nautilus Minerals, Inc.	344,404	644,977
*New Gold, Inc.	6,635,020	49,116,973
#Newalta Corp.	714,875	6,469,552
#Nuvista Energy, Ltd.	1,336,452	12,094,766
#*OceanaGold Corp.	2,309,834	7,700,202
*Open Range Energy Corp.	144,336	181,145
#*OPTI Canada, Inc.	7,287,156	5,001,480
#*Orleans Energy, Ltd.	2,004,874	4,029,799
*Orvana Minerals Corp.	650,692	1,703,449
#*Pace Oil & Gas, Ltd.	93,115	676,519
*Paramount Resources, Ltd. Class A	204,394	4,102,309
*Patheon, Inc.	17,777	41,832
#*Petrolifera Petroleum, Ltd.	1,082,516	711,134
*Phoscan Chemical Corp.	1,390,305	606,614
*Platmin, Ltd.	84,676	91,326
*Polaris Miner Corp.	78,947	85,921
*Precision Drilling Corp.	768,694	6,029,564
#Progress Energy Resources Corp.	181,231	1,924,435
*ProspEx Resources, Ltd.	740,600	914,949
*Pulse Seismic, Inc.	977,500	1,370,551
*QLT, Inc.	1,067,320	6,017,345
*Quest Capital Corp.	2,855,364	5,179,354
*Ram Power Corp.	219,617	467,270
*Rock Energy, Inc.	37,400	161,716
*RONA, Inc.	3,264,600	41,611,727
Russel Metals, Inc.	83,880	1,651,447
*Sabina Gold & Silver Corp.	71,239	313,622
#Savanna Energy Services Corp.	1,887,128	10,824,295
Sherritt International Corp.	6,254,073	48,627,119
*Shore Gold, Inc.	3,993,470	2,780,041
*Sierra Wireless, Inc.	769,598	9,326,631
*SilverBirch Energy Corp.	46,817	298,373
*Sonde Resources Corp.	23,970	76,382
#*Sprott Resource Corp.	584,380	2,492,453
*Stornoway Diamond Corp.	1,743,531	957,327
*Strateco Resources, Inc.	181,059	113,617
*SunOpta, Inc.	27,104	177,788
*Terra Energy Corp.	141,652	159,721
*TLC Vision Corp.	829,259	—
#Torstar Corp. Class B	319,839	4,039,147
Total Energy Services, Inc.	91,042	820,351
#Transcontinental, Inc. Class A	1,328,356	19,940,318
#Trinidad Drilling, Ltd.	2,991,070	14,956,816

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Twin Butte Energy, Ltd.	1,974,147	$3,135,717
#*UEX Corp.	569,815	826,871
Uni-Select, Inc.	300	7,821
#*Uranium One, Inc.	1,785,509	7,300,297
*Ur-Energy, Inc.	1,154,448	1,607,330
*Vector Aerospace Corp.	8,003	54,693
*Vero Energy, Inc.	404,381	2,509,787
*Vitran Corp., Inc.	4,000	43,965
West Fraser Timber Co., Ltd.	682,254	29,634,133
*Westaim Corp.	180,684	88,579
Western Financial Group, Inc.	290,730	712,643
*Westjet Airlines, Ltd.	100,365	1,236,972
Wi-Lan, Inc.	1,440,239	6,834,745
Winpak, Ltd.	8,715	97,840
*Xceed Mortgage Corp.	155,600	166,295
*Xtreme Coil Drilling Corp.	48,905	184,611
#*Yukon-Nevada Gold Corp.	735,605	555,364
*ZCL Composite, Inc.	1,500	4,339

TOTAL CANADA		935,128,972

DENMARK — (0.7%)
*Aktieselskabet Morso Bank A.S.	240	16,250
*Aktieselskabet Skjern Bank A.S.	2,002	54,673
*Alm. Brand A.S.	196,001	1,531,476
#*Amagerbanken A.S.	2,135,270	1,196,613
*Andersen & Martini A.S. Series B	2,616	19,213
Arkil Holdings A.S. Series B	920	98,653
Auriga Industries A.S. Series B	98,576	1,932,544
Brodrene Hartmann A.S. Series B	58,265	745,006
*Brondbyernes IF Fodbold A.S. Series B	57,206	271,605
#D/S Norden A.S.	488,980	18,988,294
*Dalhoff, Larson & Horneman A.S. Series B	77,999	312,681
*DFDS A.S.	90,488	6,530,265
*DiBa Bank A.S.	7,224	77,778
*Djursland Bank A.S.	6,785	179,792
#East Asiatic Co., Ltd. A.S.	21,888	594,278
*EBH Bank A.S.	6,993	—
*Fionia Holding A.S.	24,036	—
*GN Store Nord A.S.	440,060	3,674,650
*GPV Industi A.S.	6,000	33,594
#*Greentech Energy Systems A.S.	459,416	1,724,534
*H&H International A.S. Series B	61,273	744,004
Harboes Bryggeri A.S.	20,406	542,824
Hojgaard Holding A.S. Series B	15,113	524,737
Jeudan A.S.	124	9,271
*Jyske Bank A.S.	16,425	736,184
*Lan & Spar Bank A.S.	5,706	282,141
*Max Bank A.S.	2,657	12,424
*Migatronic A.S. Series B	1,321	30,535
*Mons Bank A.S.	1,970	43,729
*Newcap Holding A.S.	279,545	30,876
*Nordjyske Bank A.S.	13,580	268,526
*Norresundby Bank A.S.	5,455	180,047
NTR Holdings A.S.	3,950	30,668
*Ostjydsk Bank A.S.	78	5,579
Per Aarsleff A.S. Series B	31,387	2,544,429
*Salling Bank A.S.	394	23,549
*Sanistal A.S. Series B	4,967	50,108
Schouw & Co. A.S.	283,568	6,057,309
*Sjaelso Gruppen A.S.	179,383	270,836
*SKAKO A.S.	17,872	76,717

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
*Skandinavian Brake Systems A.S.	1,925	$15,206
*Spar Nord Bank A.S.	19,916	232,180
*Sparbank A.S.	14,025	233,337
*Sparekassen Faaborg A.S.	3,017	472,759
Thrane & Thrane A.S.	1,160	52,291
#*TK Development A.S.	372,156	1,727,879
*TopoTarget A.S.	401,868	282,264
#*Torm A.S.	794,863	5,983,760
*Torm A.S. ADR	7,210	53,570
*Totalbanken A.S.	3,000	51,375
*Vestfyns Bank A.S.	500	55,137
*Vestjysk Bank A.S.	124,557	1,694,296

TOTAL DENMARK		61,300,446

FINLAND — (3.1%)
#Ahlstrom Oyj	38,321	783,362
Alandsbanken AB Series A	5,060	204,189
*Amanda Capital Oyj	190,425	389,821
Amer Sports Oyj Series A	556,814	7,507,947
#Atria P.L.C.	50,554	705,044
Cargotec Oyj Series B	81,121	3,689,098
*Componenta Oyj	93,200	775,489
#*Cramo Oyj	204,757	4,266,836
Digia P.L.C.	57,006	409,423
*Efore Oyj	128,440	128,715
*Elcoteq SE	305,366	573,364
*Elektrobit Corp. Oyj	11,512	10,888
#*Finnair Oyj	858,017	6,479,029
*Finnlines Oyj	614,000	6,902,475
Fiskars Oyj Abp Series A	152,771	3,107,749
HKScan Oyj	279,543	2,827,695
Huhtamaki Oyj	1,837,314	23,291,699
Kemira Oyj	1,784,173	26,265,376
Kesko Oyj	92,641	4,597,245
Laennen Tehtaat Oyj	60,135	1,507,021
*Lemminkainen Oyj	72,800	2,527,113
#*M-Real Oyj Series B	2,770,745	9,482,268
Neo Industrial Oyj	10,568	86,171
Okmetic Oyj	318,661	2,433,239
Olvi Oyj Series A	73,891	3,167,885
#Outokumpu Oyj	2,864,481	51,456,040
PKC Group Oyj	9,967	168,752
Pohjola Bank P.L.C.	3,363,010	42,547,353
#Raisio P.L.C.	1,480,183	5,912,144
#*Rautaruukki Oyj Series K	1,412,365	28,067,599
*Raute Oyj Series A	26,100	304,921
Scanfil Oyj	11,900	49,475
*Stonesoft Oyj	121,594	113,489
*Tecnomen Lifetree Oyj	1,250,943	1,219,306
*Tiimari P.L.C.	41,750	66,317
*Tikkurila Oyj	419,944	9,049,247
*Trainers’ House P.L.C.	95,152	50,268
Trctia Oyj	232,749	290,753
Tulikivi Oyj	6,222	10,906
Turkistuottajat Oyj	14,600	229,961
Viking Line Abp	17,162	788,446

TOTAL FINLAND		252,444,118

FRANCE — (5.8%)
#*Altran Technologies SA	583,719	2,506,624
Arkema SA	1,028,400	66,453,775

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Atari SA	48,538	$258,420
*Atos Origin SA	530,159	24,534,147
Aubay SA	68,462	494,895
Bonduelle SCA	49,617	4,447,490
Bongrain SA	158,857	12,803,861
Burelle SA	11,385	2,680,058
CEGID Group SA	11,472	386,090
*Cie Generale de Geophysique-Veritas SA	585,184	13,669,207
Ciments Francais SA	34,110	3,145,167
#*Club Mediterranee SA	398,868	7,808,595
Damartex SA	800	22,873
Delachaux SA	13,940	1,138,439
Esso S.A.F.	22,606	3,037,737
Establissements Maurel et Prom SA	147,232	2,171,315
#*Etam Developpement SA	39,119	1,860,691
*Euler Hermes SA	40,470	3,811,596
*Euro Disney SCA	94,648	553,392
Fleury Michon SA	17,956	795,642
*Flo Groupe SA	54,131	344,840
Fromageries Bel SA	3,875	799,011
#*Gascogne SA	20,822	1,179,209
Gaumont SA	22,166	1,584,929
Gevelot SA	4,329	240,112
*GFI Informatique SA	897,652	3,850,873
GIFI SA	5,238	408,521
GL Events SA	4,483	155,824
Groupe Eurotunnel SA	383,338	3,813,587
Groupe Guillin SA	480	45,267
*Groupe Partouche SA	5,188	14,113
Groupe Steria SCA	388,742	10,482,314
Guyenne et Gascogne SA	83,581	9,228,018
*Haulotte Group SA	25,220	327,472
Havas SA	7,563,593	39,852,335
*Idsud SA	2,129	78,779
*Immobiliere et Hoteliere SA	27,700	49,733
*IMS International Metal Service SA	174,174	3,072,984
Korian SA	5,312	126,128
*Lafuma SA	19,945	305,937
Lisi SA	54,159	3,808,959
*Manitou BF SA	1,885	39,775
Manutan International SA	24,217	1,625,939
Mersen SA	102,865	4,514,610
MGI Coutier SA	10,254	460,099
#*Montupet SA	168,782	1,715,136
#Mr. Bricolage SA	125,040	2,555,852
#Nexans SA	593,945	42,364,142
Nexity SA	299,979	13,320,077
*Orco Property Group SA	8,452	89,956
Osiatis SA	1,618	12,650
Paris Orleans et Cie SA	8,290	225,132
Pierre & Vacances SA	77,783	5,664,569
Plastic Omnium SA	191,949	11,621,759
*Plastivaloire SA	32,225	890,087
PSB Industries SA	14,760	487,966
Rallye SA	420,991	16,467,959
Remy Cointreau SA	216,358	15,234,877
*Rexel SA	791,114	14,940,422
Robertet SA	1,238	182,845
Rougier SA	10,353	431,817
Sabeton SA	18,460	338,515
SAM SA	600	26,712

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
SAMSE SA	243	$21,236
SCOR SE	258,418	6,354,052
Securidev SA	16,908	550,918
*Sequana SA	11,354	164,593
Signaux Girod SA	6,528	535,740
*Societe Anonyme d’Explosifs et de Produits Chimiques SA	312	115,333
#Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	70,640	4,621,542
#*Soitec SA	1,150,443	11,875,917
#*Spir Communication SA	9,585	331,773
#*Ste Industrielle d’Aviation Latecoere SA	92,999	875,028
Sucriere de Pithiviers Le Vieil SA	3,377	3,286,968
#*Technicolor SA	2,690,666	16,948,470
Teleperformance SA	352,527	11,140,142
#*Theolia SA	92,380	162,986
*Tivoly SA	1,755	31,738
#Tonnellerie Francois Freres SA	5,958	249,050
Touax SA	139	5,066
*Trigano SA	76,085	1,960,064
*Valeo SA	736,226	39,796,267
Vilmorin & Cie SA	26,955	2,865,028
Vranken Pommery Monopole SA	69,559	3,332,900
*Zueblin Immobiliere France SA	6,841	35,822

TOTAL FRANCE		470,820,488

GERMANY — (6.0%)
#A.S. Creation Tapeton AG	21,970	958,851
*AAP Implantate AG	56,141	95,277
*Aareal Bank AG	425,681	10,392,635
*ADVA AG Optical Networking	186,466	1,513,053
#*Air Berlin P.L.C.	28,579	135,239
*Analytik Jena AG	89,486	1,095,101
Andreae-Noris Zahn AG	37,245	1,471,787
Augusta Technologie AG	95,227	1,968,524
Aurubis AG	1,055,010	54,393,284
Baader Bank AG	431,764	1,893,380
*Balda AG	25,724	225,182
BayWa AG	2,291	95,712
*Beate Uhse AG	65,716	38,100
Bechtle AG	192,431	7,170,413
*Beta Systems Software AG	62,550	252,494
Bilfinger Berger SE	956,696	70,128,204
*Biolitec AG	30,051	164,995
Biotest AG	53,448	2,878,085
*BMP AG	9,755	12,023
*Boewe Systec AG	701	281
*Borussia Dortmund GmbH & Co. KGaA	362,701	857,064
Cewe Color Holding AG	16,793	716,704
*Cinemaxx AG	3,100	12,253
Comdirect Bank AG	429,436	4,250,925
*Constantin Medien AG	339,506	773,383
CropEnergies AG	12,594	85,549
*D. Logistics AG	414,875	974,332
DAB Bank AG	46,302	274,142
*Data Modul AG	23,445	386,853
*DEAG Deutsche Entertainment AG	188,815	562,627
*Deutsche Beteiligungs AG	620	17,927
*Deutsche Wohnen AG	136,907	1,646,478
*Deutz AG	748,271	6,402,446
*Dierig Holding AG	8,750	104,566
*Dr. Hoenle AG	31,549	324,552
*Duerr AG	138,957	4,215,277

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
DVB Bank SE	155,010	$5,307,477
Eckert & Ziegler AG	70,036	2,504,818
*Elmos Semiconductor AG	67,127	759,092
Energiekontor AG	116,851	666,186
*Evotec AG	501,841	1,674,822
Freenet AG	587,414	7,495,608
Gesco AG	11,877	729,659
#GFT Technologies AG	333,736	1,618,892
#Gildemeister AG	625,025	11,139,795
*Grammer AG	83,115	2,164,518
Grenkeleasing AG	1,755	93,229
#*Heidelberger Druckmaschinen AG	3,386,490	15,580,520
Hoeft & Wessel AG	63,817	359,384
Indus Holding AG	65,850	1,751,069
Isra Vision Systems AG	32,824	697,670
#*IVG Immobilien AG	1,307,600	10,035,639
*Jenoptik AG	839,839	5,604,351
*Kampa AG	156,071	34,712
Kizoo AG	26,710	329,444
*Kloeckner & Co. SE	869,664	19,497,529
*Koenig & Bauer AG	770	15,447
Kontron AG	374,281	3,635,514
*Krones AG	122,309	6,789,626
#KSB AG	6,000	4,675,512
*Kuka AG	24,318	504,809
KWS Saat AG	29,829	5,328,939
Lanxess AG	681,153	47,342,930
Leifheit AG	56,759	1,532,683
*Leoni AG	426,279	15,556,605
#Loewe AG	60,672	537,126
LPKF Laser & Electronics AG	7,700	151,482
*M & S Elektronik AG	19,600	627
Mannheimer AG Holding	27,000	149,507
Mediclin AG	845,838	4,507,897
Medion AG	413,316	6,531,438
*Mosaic Software AG	12,800	534
*Nexus AG	235,087	1,186,984
*Norddeutsche Steingut AG	10,182	79,838
*Nordwest Handel AG	11,313	146,143
#*Pfleiderer AG	1,105,768	5,614,321
*PNE Wind AG	25,599	58,725
Praktiker Bau-und Heimwerkermaerkte Holding AG	899,923	8,533,326
*Progress-Werk Oberkirch AG	1,159	56,563
#*Q-Cells SE	328,461	1,406,141
*QSC AG	74,802	190,890
REALTECH AG	41,682	463,261
Rheinmetall AG	358,492	25,853,857
*Rohwedder AG	44,910	8,128
Ruecker AG	25,400	437,751
*Schlott Sebaldus AG	62,207	302,952
*Senator Entertainment AG	10,730	6,126
*Silicon Sensor International AG	14,797	171,205
#*Singulus Technologies AG	738,042	3,427,143
Sixt AG	128,471	4,979,633
#*SKW Stahl-Metallurgie Holding AG	2,495	60,634
#*Sky Deutschland AG	1,682,909	2,702,310
#*Solarworld AG	9,895	143,423
#*Solon SE	130,131	550,003
*Stoehr & Co. AG	44,310	199,039
#Suedzucker AG	1,035,330	24,401,965
*Sunways AG	7,502	49,773

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#*Suss Microtec AG	337,217	$2,835,783
Syzygy AG	148,692	700,944
*TAG Immobilien AG	1,927	16,153
*Technotrans AG	47,535	494,344
*Textilgruppe Hof AG	22,530	235,213
#*TUI AG	2,408,454	28,152,149
UMS United Medical Systems International AG	69,862	636,744
Umweltbank AG	25,780	610,084
*Verbio AG	10,051	65,922
#*Versatel AG	5,883	33,024
*Vestcorp AG	171,777	209,962
*Vivacon AG	326,516	254,610
*VTG AG	4,339	84,858
*Wacker Neuson SE	353,092	6,489,052
*Washtec AG	147	1,702
Westag & Getalit AG	10,446	258,052
Wuerttembergische Lebensversicherung AG	14,802	429,658
Wuerttembergische Metallwarenfabrik AG	80,490	3,136,806
*Zapf Creation AG	15,215	28,808

TOTAL GERMANY		487,496,790

GREECE — (0.4%)
*Aegek S.A.	10,736	4,615
Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	2,095,324	3,673,965
*Alco Hellas ABEE S.A.	24,878	13,850
*Anek Lines S.A.	1,176,973	343,161
*Athens Medical Center S.A.	131,238	107,837
*Atlantic Supermarkets S.A.	129,593	43,288
*Atti-Kat S.A.	1,024,038	142,797
Bank of Greece S.A.	64,639	2,897,604
*Bitros Holdings S.A.	15,671	13,060
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	38,274	41,533
*Elgeka S.A.	80,464	78,160
Ellaktor S.A.	837,426	3,884,416
*Elval - Hellenic Aluminium Industry S.A.	51,537	82,521
*Ergas S.A.	104,948	20,449
*ETEM S.A.	63,389	36,989
*Etma Rayon S.A.	39,176	76,881
*Euromedica S.A.	8,727	21,487
*Forthnet S.A.	367,124	321,260
GEK Terna S.A.	118,782	646,642
*Halkor S.A.	187,602	169,554
*Hellenic Cables S.A.	114,294	185,151
*Hellenic Sugar Industry S.A.	16,183	18,858
Heracles General Cement Co. S.A.	23,088	151,045
Inform P. Lykos S.A.	32,088	45,433
*Intracom Holdings S.A.	2,083,969	1,649,785
*Intracom Technical & Steel Constructions S.A.	33,885	36,333
J&P-Avax S.A.	97,381	192,281
*Karatzis S.A.	15,860	31,451
*Kathimerini Publishing S.A.	72,780	506,611
Loulis Mills S.A.	99,368	221,282
*M.J. Mailis S.A.	86,950	26,600
Marfin Investment Group S.A.	3,228,386	3,635,438
Marfin Popular Bank Public Co., Ltd. S.A.	2,833,130	5,828,972
Michaniki S.A.	1,486,743	909,056
*Mytilineos Holdings S.A.	104,739	641,298
*Nirefs Acquaculture S.A.	219,446	213,194
*Nutriart S.A.	15,511	5,575
*Parnassos Enterprises S.A.	46,199	58,373
*Pegasus Publishing S.A.	217,030	289,981

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
#*Piraeus Bank S.A.	41,325	$214,615
*Proton Bank S.A.	772,866	1,009,166
*Real Estate Development & Services S.A.	127,940	137,392
S&B Industrial Minerals S.A.	144,776	709,066
*Sanyo Hellas S.A.	485,509	103,996
*Selected Textile S.A.	205,564	91,852
*Sfakianakis S.A.	59,827	42,372
*Sidenor Steel Products Manufacturing Co. S.A.	275,395	974,783
*Spyroy Agricultural Products S.A.	94,933	75,386
*T Bank S.A.	1,213,347	606,358
*Technical Olympic S.A.	257,710	522,242
*Teletypos S.A. Mega Channel	13,306	59,148
*Themeliodomi S.A.	140,360	72,281
Thrace Plastics Co. S.A.	152,917	110,782
*Viohalco S.A.	522,309	2,951,956
*Vioter S.A.	191,557	80,212
*Vis Container Manufacturing Co. S.A.	12,411	14,119

TOTAL GREECE		35,042,512

HONG KONG — (2.9%)
Allan International Holdings, Ltd.	542,000	253,268
Allied Group, Ltd.	2,157,000	8,003,366
Allied Properties, Ltd.	40,152,372	8,314,329
*APT Satellite Holdings, Ltd.	1,430,000	497,509
Asia Financial Holdings, Ltd.	4,080,106	1,746,082
Asia Standard Hotel Group, Ltd.	2,095,800	135,604
Asia Standard International Group, Ltd.	474,000	87,708
*Associated International Hotels, Ltd.	1,683,000	3,547,297
*Bel Global Resources Holdings, Ltd.	16,756,000	358,806
*Burwill Holdings, Ltd.	14,408,400	800,218
C C Land Holdings, Ltd.	1,398,000	537,186
*Capital Publications, Ltd.	26,215,066	644,110
CCT Telecom Holdings, Ltd.	140,000	20,590
#Century City International Holdings, Ltd.	26,315,300	2,103,460
Century Sunshine Group Holdings, Ltd.	3,905,000	153,683
Champion Technology Holdings, Ltd.	81,807,521	2,591,468
Chen Hsong Holdings, Ltd.	2,270,000	1,062,629
Cheuk Nang Holdings, Ltd.	3,479,617	1,224,298
Chevalier International Holdings, Ltd.	2,406,491	2,607,666
*China Infrastructure Investment, Ltd.	4,702,000	203,597
China Motor Bus Co., Ltd.	38,600	332,367
*China Ocean Shipbuilding Industry Group, Ltd.	20,300,000	483,812
*China Renji Medical Group, Ltd.	166,994,000	1,292,648
*China Yunnan Tin Minerals Group, Ltd.	20,141,342	239,379
China-Hongkong Photo Products Holdings, Ltd.	5,107,000	433,765
Chinney Investments, Ltd.	1,924,000	296,010
Chong Hing Bank, Ltd.	1,106,000	2,739,318
Chu Kong Shipping Development Co., Ltd.	6,000	1,333
*Chuang’s China Investments, Ltd.	20,832,000	1,402,650
Chuang’s Consortium International, Ltd.	19,235,216	2,488,749
Chun Wo Development Holdings, Ltd.	7,557,143	586,047
Continental Holdings, Ltd.	960,000	21,309
*Cosmos Machinery Enterprises, Ltd.	1,099,400	114,912
CSI Properties, Ltd.	93,260,934	2,545,493
*Dan Form Holdings Co., Ltd.	18,138,896	2,434,526
*DBA Telecommunication Asia Holdings, Ltd.	1,192,000	221,836
DVN Holdings, Ltd.	8,242,609	576,398
*Dynamic Energy Holdings, Ltd.	10,000	426
*Easyknit International Holdings, Ltd.	141,344	68,285
Emperor Entertainment Hotel, Ltd.	275,000	46,868
Emperor International Holdings, Ltd.	15,717,000	3,390,118

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*EPI Holdings, Ltd.	134,800,000	$1,409,466
*eSun Holdings, Ltd.	10,770,400	1,389,426
*Ezcom Holdings, Ltd.	67,280	417
#Far East Consortium International, Ltd.	3,996,453	1,089,579
*First Natural Foods Holdings, Ltd.	6,810,000	—
*Fountain SET Holdings, Ltd.	17,144,000	3,057,577
*Frasers Property China, Ltd.	41,172,000	1,022,255
Get Nice Holdings, Ltd.	67,638,000	4,291,237
*Global Green Tech Group, Ltd.	64,707,136	1,129,719
Gold Peak Industries Holding, Ltd.	6,741,907	996,687
Golden Resources Development International, Ltd.	11,811,000	870,952
*Grande Holdings, Ltd.	3,082,000	254,346
Great Eagle Holdings, Ltd.	5,274,876	15,806,389
#*Hang Fung Gold Technology, Ltd.	10,027,108	—
*Hannstar Board International Holdings, Ltd.	770,000	141,613
Hanny Holdings, Ltd.	6,242,769	427,125
Harbour Centre Development, Ltd.	2,295,000	2,782,690
High Fashion International, Ltd.	996,000	397,021
HKR International, Ltd.	18,054,398	9,270,802
Hon Kwok Land Investment Co., Ltd.	7,798,935	2,871,482
*Hong Fok Land, Ltd.	4,248,000	5,480
Hong Kong & Shanghai Hotels, Ltd.	3,197,906	5,640,783
Hong Kong Ferry Holdings, Ltd.	1,791,000	1,760,541
*Hong Kong Parkview Group, Ltd.	502,000	131,575
*Hongkong Chinese, Ltd.	20,375,100	2,870,924
Huafeng Group Holdings, Ltd.	21,620,000	1,326,169
Hung Hing Printing Group, Ltd.	1,811,275	568,090
*I-Cable Communications, Ltd.	3,934,000	559,167
*IDT International, Ltd.	2,200,000	57,089
IPE Group, Ltd.	4,215,000	636,753
*ITC Corp., Ltd.	6,712,655	358,516
*ITC Properties Group, Ltd.	525,000	145,238
*Jinchang Pharmaceutical Holdings, Ltd.	507,600	—
*Jinhui Holdings, Ltd.	2,565,000	799,297
*Jiuzhou Development Co., Ltd.	18,314,000	1,634,845
#K Wah International Holdings, Ltd.	18,191,512	6,853,303
Kantone Holdings, Ltd.	38,226,076	720,151
Keck Seng Investments	2,936,000	1,534,795
Kin Yat Holdings, Ltd.	918,000	351,665
Kingmaker Footwear Holdings, Ltd.	338,000	70,328
*Kowloon Development Co., Ltd.	6,221,277	6,917,135
Kwoon Chung Bus Holdings, Ltd.	1,432,000	284,314
*Lai Sun Development Co., Ltd.	87,149,000	2,312,360
*Lai Sun Garment International, Ltd.	35,306,000	3,237,767
Lam Soon Hong Kong, Ltd.	177,250	173,633
Lerado Group Holdings Co., Ltd.	1,726,000	327,417
Li Heng Chemical Fibre Technologies, Ltd.	6,751,000	1,129,554
Lippo China Resources, Ltd.	3,232,000	98,158
Lippo, Ltd.	4,344,500	1,657,667
Liu Chong Hing Investment, Ltd.	2,406,000	2,817,982
Luen Thai Holdings, Ltd.	3,343,000	341,195
#Luks Industrial Group, Ltd.	814,642	302,924
Magnificent Estates, Ltd.	44,106,600	1,425,241
Melbourne Enterprises, Ltd.	41,000	550,356
#*Melco International Development, Ltd.	23,219,000	13,295,682
Miramar Hotel & Investment Co., Ltd.	1,736,000	2,035,689
Nanyang Holdings, Ltd.	101,350	228,961
National Electronics Holdings, Ltd.	5,104,000	488,386
*Neptune Group, Ltd.	320,000	6,481
New Century Group Hong Kong, Ltd.	2,096,000	43,912
*New City China Development, Ltd.	6,760	231

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*New Times Energy Corp, Ltd.	70,244,000	$2,194,160
*Norstar Founders Group, Ltd.	456,000	—
#*North Asia Resources Holdings, Ltd.	5,625,000	996,231
*Orient Power Holdings, Ltd.	2,182,573	52,936
Oriental Watch Holdings, Ltd.	4,062,800	2,102,483
#*Pacific Andes International Holdings, Ltd.	18,574,560	3,244,708
Pacific Century Premium Developments, Ltd.	20,960,000	4,007,753
Paliburg Holdings, Ltd.	12,615,041	4,450,498
Playmates Holdings, Ltd.	2,729,700	867,553
Pokfulam Development Co., Ltd.	268,000	270,822
*Polytec Asset Holdings, Ltd.	30,054,190	5,235,221
Public Financial Holdings, Ltd.	2,760,000	1,842,167
*PYI Corp., Ltd.	64,735,525	2,432,564
#Regal Hotels International Holdings, Ltd.	1,584,623	630,730
Rivera Holdings, Ltd.	4,405,468	185,640
Roadshow Holdings, Ltd.	2,956,000	243,354
*Samling Global, Ltd.	2,422,000	194,264
*San Miguel Brewery Hong Kong, Ltd.	1,130,400	187,391
*Sanyuan Group, Ltd.	258,750	5,007
Sea Holdings, Ltd.	1,599,000	1,071,806
*Shenzhen High-Tech Holdings, Ltd.	2,776,000	177,441
Shougang Concord Century Holdings, Ltd.	6,470,115	853,261
#Shui On Construction & Materials, Ltd.	2,871,470	3,527,881
*Shun Ho Resources Holdings, Ltd.	506,000	71,266
#Shun Tak Holdings, Ltd.	16,042,215	10,600,236
#Sing Tao News Corp., Ltd.	886,000	280,542
*Sino Dragon New Energy Holdings, Ltd.	4,568,000	280,137
*Sino-i Technology, Ltd.	54,605,436	338,495
South China (China), Ltd.	10,745,216	730,061
South China Financial Holdings, Ltd.	271,600	3,620
*South China Holdings, Ltd.	2,005,800	148,619
Stelux Holdings International, Ltd.	4,087,254	354,364
Styland Holdings, Ltd.	1,810,159	5,771
Sun Hung Kai & Co., Ltd.	4,083,200	3,093,141
*Sunway International Holdings, Ltd.	936,000	31,844
*Superb Summit International Timber Co., Ltd.	35,045,000	1,795,061
#*Sustainable Forest Holdings, Ltd.	12,562,500	561,109
Symphony Holdings, Ltd.	10,187,000	506,839
Tai Cheung Holdings, Ltd.	5,717,000	4,026,408
Tai Sang Land Development, Ltd.	1,051,900	431,941
TaiFook Securities Group, Ltd.	963,604	738,938
#Tan Chong International, Ltd.	3,984,000	965,777
Tern Properties Co., Ltd.	168,000	70,440
*Tian Teck Land, Ltd.	790,000	623,045
*TSC Offshore Group, Ltd.	35,000	6,509
Tungtex Holdings Co., Ltd.	354,000	63,731
Tysan Holdings, Ltd.	746,000	132,763
Upbest Group, Ltd.	3,110,000	398,221
*U-Right International Holdings, Ltd.	39,602,000	71,528
Varitronix International, Ltd.	3,115,000	1,192,214
Vedan International Holdings, Ltd.	3,116,000	266,798
#Victory City International Holdings, Ltd.	12,780,745	3,230,005
Wang On Group, Ltd.	4,220,000	101,753
*Warderly International Holdings, Ltd.	1,705,000	105,583
Win Hanverky Holdings, Ltd.	338,000	55,400
Wing On Company International, Ltd.	2,746,500	5,061,911
Wing Tai Properties, Ltd.	980,749	354,255
Wong’s International Holdings, Ltd.	214,000	39,538
Y. T. Realty Group, Ltd.	200,000	40,748
Yau Lee Holdings, Ltd.	1,409,750	209,781

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Yugang International, Ltd.	29,218,000	$309,186

TOTAL HONG KONG.		237,589,109

IRELAND — (0.3%)
*Aer Lingus Group P.L.C.	489,509	782,604
*Allied Irish Banks P.L.C.	5,383,189	2,556,552
*Anglo Irish Bank Corp. P.L.C.	708,018	213,837
Donegal Creameries P.L.C.	26,756	156,504
*Dragon Oil P.L.C.	370,752	2,659,129
FBD Holdings P.L.C.	36,373	310,616
Grafton Group P.L.C.	989,976	4,226,199
*Irish Life & Permanent Group Holdings P.L.C.	2,130,986	4,509,184
*McInerney Holdings P.L.C.	360,646	19,877
*Qualceram Shires P.L.C.	30,338	3,378
*Readymix P.L.C.	1,379,329	479,078
*Smurfit Kappa Group P.L.C.	945,200	10,118,557

TOTAL IRELAND		26,035,515

ISRAEL — (0.7%)
*Africa Israel Investments, Ltd.	81,574	569,488
*AL-ROV Israel, Ltd.	34,596	1,195,948
*Alvarion, Ltd.	848,247	2,198,494
*AudioCodes, Ltd.	67,232	319,624
*Biocell, Ltd.	5,215	75,186
*Clal Insurance Enterprise Holdings, Ltd.	187,098	5,026,594
*Dan Vehicle & Transportation DVT, Ltd.	870	7,878
Delta-Galil Industries, Ltd.	38,039	315,587
Direct Insurance - I.D.I. Insurance Co., Ltd.	1,833	4,366
*El Al Israel Airlines	948,050	352,146
*Elron Electronic Industries, Ltd.	14,842	83,700
First International Bank of Israel, Ltd.	373,184	5,259,216
Formula Systems, Ltd.	129,835	1,830,836
*Gilat Satellite Networks, Ltd.	219,573	1,176,129
Harel Insurance Investments & Finances, Ltd.	75,742	4,301,161
*Israel Discount Bank, Ltd.	2,286,130	4,638,256
*Israel Land Development Co., Ltd. (The)	16,285	197,002
*Jerusalem Oil Exploration	83,036	1,990,202
*Makhteshim-Agan Industries, Ltd.	301,420	1,520,881
Mizrahi Tefahot Bank, Ltd.	1,171,906	10,940,170
NetVision, Ltd.	31,988	409,180
*Oil Refineries, Ltd.	9,250,798	5,497,571
*Ormat Industries, Ltd.	410,331	3,256,020
*Phoenix Holdings, Ltd. (The)	73,445	253,757
*RADVision, Ltd.	88,030	618,224
*Retalix, Ltd.	91,475	1,140,283
*Union Bank of Israel, Ltd.	537,243	2,589,919

TOTAL ISRAEL		55,767,818

ITALY — (3.2%)
Acegas-APS SpA	353,561	2,067,961
Actelios SpA	137,181	422,952
*Aedes SpA	27,325	8,004
Banca Finnat Euramerica SpA	235,468	169,586
#Banca Piccolo Credito Valtellinese Scarl	1,385,922	7,030,400
*Banca Popolare dell’Etruria e del Lazio Scarl	1,310,614	6,079,261
Banca Popolare di Milano Scarl	10,151,010	47,461,321
Banca Popolare di Spoleto SpA	500	2,652
Benetton Group SpA	610,604	4,962,064
*Brioschi Sviluppo Immobiliare SpA	52,940	12,008
*Buongiorno SpA	126,126	210,056

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
#Buzzi Unicem SpA	320,539	$3,687,520
*C.I.R. SpA - Compagnie Industriali Riunite	7,066,777	16,062,187
Caltagirone Editore SpA	717,734	1,749,293
Caltagirone SpA	629,490	1,711,510
*Carraro SpA	113,510	443,228
Cembre SpA	7,013	53,331
Cementir Holding SpA	2,053,309	7,141,616
*Centrale del Latte di Torino & Co. SpA	103,570	344,920
Credito Artigiano SpA	1,228,539	2,273,235
Credito Emiliano SpA	199,805	1,420,716
CSP International Fashion Group SpA	211,549	368,095
*d’Amico International Shipping SA	65,844	99,408
Danieli & Co. SpA	238,453	6,292,474
De Longhi SpA	1,089,296	6,294,198
*EEMS Italia SpA	595,393	1,226,232
*Elica SpA	13,095	27,525
ERG SpA	118,750	1,640,293
#*Eurotech SpA	36,442	116,221
#Fondiaria - SAI SpA	1,781,588	21,170,777
*Gefran SpA	133,442	682,441
*Gemina SpA	10,511,475	8,441,032
*Giovanni Crespi SpA	296,475	62,923
GranitiFiandre SpA	24,518	107,741
*Gruppo Ceramiche Ricchetti SpA	302,388	112,495
*I Grandi Viaggi SpA	283,577	329,608
#Immsi SpA	1,530,492	1,875,133
Industria Romagnola Conduttori Elettrici SpA	156,907	305,621
*Intek SpA	1,040,376	604,025
#Italcementi SpA	1,499,499	12,646,648
Italmobiliare SpA	177,965	6,301,073
*KME Group SpA	6,123,905	2,837,720
Milano Assicurazioni SpA	5,596,155	12,102,598
*Monrif SpA	182,752	106,065
*Montefibre SpA	1,337,339	287,042
*Olidata SpA	74,168	62,753
*Pagnossin SpA	79,000	—
Pirelli & Co. SpA	4,750,256	40,586,921
*Poligrafici Editoriale SpA	233,130	169,847
#*Prelios SpA	5,302,953	3,114,517
#*Premafin Finanziaria SpA	5,668,994	8,478,291
*Reno de Medici SpA	3,300,827	1,195,955
*Retelit SpA	29,504	14,820
#*Safilo Group SpA	188,553	2,975,266
#*Seat Pagine Gialle SpA	6,882,657	1,257,351
*Snia SpA	271,793	37,601
*Societa Partecipazioni Finanziarie SpA	4,853	693
Sol SpA	126,493	835,940
*Sorin SpA	2,290,202	5,567,568
*Stefanel SpA	20,407	19,650
*Uni Land SpA	37,715	28,802
#Unipol Gruppo Finanziario SpA	12,100,056	9,513,405
Vianini Industria SpA	189,600	353,259
Vianini Lavori SpA	359,927	2,006,056

TOTAL ITALY		263,569,904

JAPAN — (19.1%)
Achilles Corp.	1,075,000	1,402,990
Adeka Corp.	58,300	621,462
Agro-Kanesho Co., Ltd.	18,000	178,926
#Ahresty Corp.	220,900	1,796,957
Aichi Bank, Ltd. (The)	195,500	10,943,816

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Aichi Corp.	62,000	$221,733
Aichi Machine Industry Co., Ltd.	1,630,000	5,561,041
Aida Engineering, Ltd.	1,171,900	3,880,133
Aigan Co., Ltd.	406,000	2,063,589
#Airport Facilities Co., Ltd.	371,200	1,462,343
Aisan Industry Co., Ltd.	273,000	2,049,784
Akita Bank, Ltd. (The)	4,043,000	11,400,454
Aloka Co., Ltd.	385,100	2,270,154
Alpen Co., Ltd.	216,200	3,344,231
#Alpha Corp.	16,400	147,328
Alpine Electronics, Inc.	6,200	77,703
Alps Logistics Co., Ltd.	6,400	69,026
#Altech Co., Ltd.	155,700	421,994
#Ando Corp.	1,796,000	2,257,434
#*AOC Holdings, Inc.	754,800	3,316,631
AOI Advertising Promotion, Inc.	11,500	56,240
AOI Electronic Co., Ltd.	26,400	253,135
AOKI Holdings, Inc.	361,800	5,110,510
Aomori Bank, Ltd. (The)	282,000	686,659
Aoyama Trading Co., Ltd.	1,138,799	18,546,343
Arakawa Chemical Industries, Ltd.	303,400	3,166,100
Araya Industrial Co., Ltd.	1,078,000	1,603,237
Arc Land Sakamoto Co., Ltd.	14,200	149,221
Arisawa Manufacturing Co., Ltd.	656,382	3,221,199
Aronkasei Co., Ltd.	396,000	1,602,606
Asahi Kogyosha Co., Ltd.	477,000	1,981,133
#Asahi Organic Chemicals Industry Co., Ltd.	1,308,000	3,028,990
Asax Co., Ltd.	13	14,658
*Ashimori Industry Co., Ltd.	1,422,000	1,940,323
Asia Air Survey Co., Ltd.	79,000	206,364
ASKA Pharmaceutical Co., Ltd.	446,000	2,828,827
Asti Corp.	81,000	216,441
Asunaro Aoki Construction Co., Ltd.	722,000	3,225,708
Ataka Construction & Engineering Co., Ltd.	148,000	390,814
Atsugi Co., Ltd.	5,237,000	6,637,574
*Autobacs Seven Co., Ltd.	355,311	13,310,443
Bank of Iwate, Ltd. (The)	244,700	10,341,696
Bank of Nagoya, Ltd. (The)	2,430,706	7,354,321
Bank of Okinawa, Ltd. (The)	150,100	5,774,915
Bank of Saga, Ltd. (The)	2,351,000	6,184,784
Bank of the Ryukyus, Ltd.	546,100	6,337,314
Belc Co., Ltd.	28,800	302,440
#Belluna Co., Ltd.	581,462	2,769,135
#*Best Denki Co., Ltd.	1,729,500	4,842,671
#Bunka Shutter Co., Ltd.	588,000	1,285,403
*Calsonic Kansei Corp.	1,167,000	3,915,949
Cawachi, Ltd.	215,800	3,815,180
Central Glass Co., Ltd.	1,368,000	5,891,583
Central Security Patrols Co., Ltd.	41,400	391,012
*Chiba Kogyo Bank, Ltd. (The)	26,500	147,314
Chiyoda Co., Ltd.	5,800	70,140
#Chiyoda Integre Co., Ltd.	18,500	228,554
Chodai Co., Ltd.	26,500	59,262
Chofu Seisakusho Co., Ltd.	267,000	5,385,012
#Chubu Shiryo Co., Ltd.	264,900	1,562,788
Chudenko Corp.	584,060	5,995,581
Chuetsu Pulp & Paper Co., Ltd.	2,057,000	3,350,535
Chukyo Bank, Ltd. (The)	1,627,000	4,806,114
Chuo Gyorui Co., Ltd.	664,000	1,433,718
Chuo Spring Co., Ltd.	958,000	3,202,060
Cleanup Corp.	561,100	3,392,356

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#CMK Corp.	961,500	$3,791,729
Coca-Cola Central Japan Co., Ltd.	644,800	8,117,585
Computer Engineering & Consulting, Ltd.	128,900	556,939
Corona Corp.	372,100	3,269,613
Cresco, Ltd.	102,600	480,513
Cross Plus, Inc.	81,100	757,886
CTI Engineering Co., Ltd.	218,600	1,138,383
Dai-Dan Co., Ltd.	596,000	2,584,530
Daido Kogyo Co., Ltd.	445,447	796,129
#Daido Metal Co., Ltd.	195,000	952,100
#*Daiei, Inc. (The)	2,041,400	7,387,237
Daiichi Kogyo Seiyaku Co., Ltd.	670,000	1,653,962
#*Daiki Aluminium Industry Co., Ltd.	231,000	717,530
Daiko Clearing Services Corp.	368,300	1,140,124
*Daiko Denshi Tsushin, Ltd.	13,000	17,459
Daikoku Denki Co., Ltd.	17,400	196,092
Daimaruenawin Co., Ltd.	10,600	83,078
Dainichi Co., Ltd.	277,800	1,759,205
Daisan Bank, Ltd. (The)	556,000	1,357,878
Daishi Bank, Ltd. (The)	1,282,000	3,962,341
Daito Bank, Ltd. (The)	2,203,000	1,368,248
Daiwa Industries, Ltd.	134,000	589,567
Daiwa Odakyu Construction Co., Ltd.	183,000	431,642
DC Co., Ltd.	464,500	686,903
#DCM Holdings Co., Ltd.	838,800	4,260,510
Denyo Co., Ltd.	313,100	1,888,489
*Dijet Industrial Co., Ltd.	36,000	42,510
DMW Corp.	58,800	1,174,607
Dydo Drinco, Inc.	73,500	2,440,019
*Dynic Corp.	37,000	57,818
#Edion Corp.	1,089,900	8,064,390
Ehime Bank, Ltd. (The)	1,505,000	3,925,313
Eighteenth Bank, Ltd. (The)	4,118,000	10,200,400
Enplas Corp.	18,700	239,052
ESPEC Corp.	374,800	2,107,334
Excel Co., Ltd.	20,900	217,470
*Felissimo Corp.	6,800	86,010
Fine Sinter Co., Ltd.	84,000	265,513
*First Baking Co., Ltd.	492,000	502,326
Fuji Furukawa Engineering & Construction Co., Ltd.	37,000	50,163
Fujicco Co., Ltd.	314,600	3,853,981
Fujikura Rubber, Ltd.	37,800	140,720
*Fujitec Co., Ltd.	822	3,690
Fujitsu Frontech, Ltd.	392,600	2,905,089
FuKoKu Co., Ltd.	9,000	69,404
#Fukuda Corp.	61,000	118,424
Fukushima Bank, Ltd.	523,000	278,799
*Fukusima Industries Corp.	1,300	11,374
*Fukuyama Transporting Co., Ltd.	2,495,000	12,351,815
Furusato Industries, Ltd.	32,400	164,949
Fuso Dentsu Co., Ltd.	20,000	77,952
Fuso Pharmaceutical Industries, Ltd.	280,000	723,646
Futaba Corp.	829,200	14,569,867
Fuyo General Lease Co., Ltd.	5,700	161,761
Gakken Holdings Co., Ltd.	1,799,000	3,023,515
Gecoss Corp.	452,500	1,634,536
Godo Steel, Ltd.	3,295,000	6,198,736
Goldcrest Co., Ltd.	29,640	640,226
Gourmet Kineya Co., Ltd.	185,000	829,377
#Gun Ei Chemical Industry Co., Ltd.	1,462,000	3,784,562
Gunze, Ltd.	2,090,000	7,256,747

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hakuto Co., Ltd.	284,500	$2,407,737
Happinet Corp.	800	8,966
Harima Chemicals, Inc.	398,000	2,227,357
Haruyama Trading Co., Ltd.	306,000	1,201,002
#*Hazama Corp.	1,620,100	1,207,538
Heiwa Real Estate Co., Ltd.	928,000	2,452,237
#Heiwado Co., Ltd.	84,924	1,045,705
Hibiya Engineering, Ltd.	709,800	5,714,427
Higashi-Nippon Bank, Ltd.	1,675,000	3,007,260
#Higo Bank, Ltd. (The)	503,000	2,347,771
Hitachi Business Solution Co., Ltd.	2,700	23,526
Hitachi Cable, Ltd.	514,000	1,225,696
Hitachi Medical Corp.	651,000	4,169,059
Hitachi Metals Techno, Ltd.	53,500	238,075
Hodogaya Chemical Co., Ltd.	601,000	1,732,050
Hokkaido Coca-Cola Bottling Co., Ltd.	466,000	2,318,478
Hokkan Holdings, Ltd.	947,000	2,346,799
Hokko Chemical Industry Co., Ltd.	386,000	1,132,872
Hokkoku Bank, Ltd. (The)	1,073,000	4,319,659
Hokuetsu Bank, Ltd. (The)	2,629,000	4,627,705
#Hokuetsu Kishu Paper Co., Ltd.	3,944,774	18,244,179
Hokuriku Electrical Construction Co., Ltd.	205,000	520,410
Horipro, Inc.	163,500	1,273,431
Hosiden Corp.	10,800	107,163
Hurxley Corp.	18,600	115,972
Hyakugo Bank, Ltd. (The)	1,363,827	5,741,234
Hyakujishi Bank, Ltd. (The)	680,000	2,444,994
*I Metal Technology Co., Ltd.	440,000	715,900
Ichikawa Co., Ltd.	310,000	490,783
ICHINEN HOLDINGS CO., Ltd.	2,100	9,390
Ihara Chemical Industry Co., Ltd.	836,000	2,356,726
IHI Transport Machinery Co., Ltd.	297,000	1,217,597
#Imasen Electric Industrial Co., Ltd.	84,800	1,035,174
#*Impress Holdings, Inc.	445,400	697,308
Inaba Seisakusho Co., Ltd.	81,100	656,170
Inabata & Co., Ltd.	1,175,000	5,876,450
Ines Corp.	1,202,600	7,263,984
Information Services International-Dentsu, Ltd.	124,100	789,916
Innotech Corp.	122,900	610,139
*Ishihara Sangyo Kaisha, Ltd.	906,000	653,024
#Ishizuka Glass Co., Ltd.	676,000	1,124,985
IT Holdings Corp.	10,400	114,828
Itochu Enex Co., Ltd.	555,900	2,553,894
Itochu-Shokuhin Co., Ltd.	7,600	251,482
Itoham Foods, Inc.	2,417,000	7,810,622
Itoki Corp.	599,500	1,397,927
Iwai Cosmo Holdings, Inc.	94,300	596,987
Iwaki & Co., Ltd.	773,000	1,652,791
#*Iwasaki Electric Co., Ltd.	1,742,000	2,682,224
*Iwatsu Electric Co., Ltd.	435,000	313,734
Izumiya Co., Ltd.	1,821,000	6,164,760
*Jalux, Inc.	3,500	26,645
*Japan Carlit Co., Ltd.	4,800	22,851
Japan Digital Laboratory Co., Ltd.	555,100	5,552,626
Japan Foundation Engineering Co., Ltd.	590,600	1,179,702
Japan Medical Dynamic Marketing, Inc.	457,800	963,134
Japan Oil Transportation Co., Ltd.	576,000	1,280,472
Japan Pulp & Paper Co., Ltd.	1,485,000	5,008,757
Japan Radio Co., Ltd.	475,000	1,071,529
Japan Transcity Corp.	674,000	1,988,993
Jastec Co., Ltd.	10,800	67,721

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
JBIS Holdings, Inc.	55,700	$198,721
Jeans Mate Corp.	8,608	16,738
*Jidosha Buhin Kogyo Co., Ltd.	37,000	143,859
JIEC Co., Ltd.	50	44,325
JMS Co., Ltd.	676,000	2,445,532
Joban Kosan Co., Ltd.	926,000	1,266,776
J-Oil Mills, Inc.	20,000	52,879
JSP Corp.	330,500	3,804,927
Juroku Bank, Ltd.	287,000	866,997
#Kaga Electronics Co., Ltd.	120,200	1,286,087
Kagoshima Bank, Ltd. (The)	1,526,500	9,128,642
Kamei Corp.	525,000	2,151,768
Kanaden Corp.	471,000	2,525,262
#Kanamoto Co., Ltd.	515,000	2,671,157
Kandenko Co., Ltd.	133,000	775,090
Kanematsu Electronics, Ltd.	83,400	801,557
Kanto Auto Works, Ltd.	384,000	2,465,257
Kanto Natural Gas Development Co., Ltd.	525,000	2,730,286
Katakura Chikkarin Co., Ltd.	250,000	740,320
Kato Sangyo Co., Ltd.	62,300	889,042
Kato Works Co., Ltd.	1,001,000	1,798,978
KAWADA TECHNOLOGIES, Inc.	2,700	41,918
Kawasaki Kasei Chemicals, Ltd.	658,000	826,447
Kawasumi Laboratories, Inc.	271,000	1,635,521
Keihanshin Real Estate Co., Ltd.	44,300	192,497
Keihin Co., Ltd. (The)	44,000	43,716
*Kenedix, Inc.	27,186	5,492,000
Kimura Unity Co, Ltd.	1,600	12,925
*Kitagawa Iron Works Co., Ltd.	146,000	203,480
Kita-Nippon Bank, Ltd. (The)	177,400	4,253,915
Kitano Construction Corp.	777,000	1,608,508
#Kitazawa Sangyo Co., Ltd.	247,000	437,563
Kiyo Holdings, Inc.	59,000	79,353
Koa Corp.	479,389	4,880,042
Koekisha Co., Ltd.	69,600	1,082,237
#Kohnan Shoji Co., Ltd.	448,300	5,184,965
#*Koito Industries, Ltd.	377,000	576,127
#Kojima Co., Ltd.	745,300	3,597,617
*Kokusai Kogyo Holdings Co., Ltd.	12,000	21,008
Kokuyo Co., Ltd.	1,855,511	14,183,756
#Komai Tekko, Inc.	832,000	1,425,926
Komatsu Seiren Co., Ltd.	780,000	2,964,680
#Komatsu Wall Industry Co., Ltd.	165,600	1,428,801
#Komori Corp.	1,444,000	14,178,460
#Konaka Co., Ltd.	698,449	1,376,383
Kondotec, Inc.	35,000	248,555
Konishi Co., Ltd.	271,700	3,167,054
#Kosei Securities Co., Ltd.	625,000	518,355
KRS Corp.	163,400	1,843,003
KU Holdings Co., Ltd.	182,600	680,680
*Kumagai Gumi Co., Ltd.	1,124,000	696,159
#Kumiai Chemical Industry Co., Ltd.	1,053,000	3,416,260
Kurabo Industries, Ltd.	5,665,000	8,732,639
*Kurimoto, Ltd.	4,060,000	4,647,509
Kuroganeya Co., Ltd.	99,000	383,794
Kyodo Printing Co., Ltd.	1,931,000	4,136,274
Kyoei Sangyo Co., Ltd.	363,000	662,424
Kyoei Steel, Ltd.	318,000	3,872,826
Kyokuto Boeki Kaisha, Ltd.	499,000	743,167
Kyokuto Kaihatsu Kogyo Co., Ltd.	903,050	3,113,325
Kyoritsu Maintenance Co., Ltd.	15,000	196,522

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kyosan Electric Manufacturing Co., Ltd.	631,000	$2,644,615
Kyowa Leather Cloth Co., Ltd.	391,000	1,354,184
Kyudenko Corp.	1,069,000	5,502,085
LEC, Inc.	16,600	238,203
#*Leopalace21 Corp.	4,930,515	5,552,846
*Lonseal Corp.	306,000	276,942
#*Look, Inc.	87,000	125,818
#Macnica, Inc.	219,500	4,216,831
Maeda Corp.	4,690,000	12,707,150
Maeda Road Construction Co., Ltd.	1,545,000	10,709,590
*Maezawa Industries, Inc.	279,600	474,475
Maezawa Kasei Industries Co., Ltd.	193,700	1,600,778
Maezawa Kyuso Industries Co., Ltd.	107,200	1,203,154
Marubun Corp.	430,600	1,992,368
Marudai Food Co., Ltd.	3,070,000	8,769,930
*Maruei Department Store Co., Ltd.	598,400	558,188
Maruwa Co., Ltd.	69,000	1,670,036
Maruwn Corp.	302,600	766,591
Maruzen Co., Ltd.	20,000	110,411
Maruzen Showa Unyu Co., Ltd.	1,343,000	4,195,902
Maspro Denkoh Corp.	414,600	3,886,782
Matsui Construction Co., Ltd.	447,700	1,543,766
Maxvalu Tokai Co., Ltd.	26,700	340,074
*Meiji Machine Co., Ltd.	1,541,000	383,522
#*Meiwa Estate Co., Ltd.	436,700	2,539,268
*Meiwa Trading Co., Ltd.	4,700	12,095
#Mercian Corp.	3,153,000	6,028,536
Mesco, Inc.	92,000	592,985
Michinoku Bank, Ltd. (The)	2,809,000	5,712,067
*Mie Bank, Ltd. (The)	196,000	513,696
Mikuni Coca-Cola Bottling Co., Ltd.	468,800	4,013,842
*Mikuni Corp.	179,000	299,524
Mimasu Semiconductor Industry Co., Ltd.	11,800	115,859
Minato Bank, Ltd. (The)	406,000	598,962
Ministop Co., Ltd.	62,500	923,868
#*Mirait Holdings Corp.	278,640	1,831,746
Mito Securities Co., Ltd.	117,000	169,597
*Mitsuba Corp.	816,000	5,239,475
*Mitsubishi Paper Mills, Ltd.	669,000	681,223
Mitsubishi Steel Manufacturing Co., Ltd.	417,000	994,042
*Mitsui High-Tec, Inc.	289,400	1,456,353
Mitsui Knowledge Industry Co., Ltd.	1,003	158,597
Mitsumura Printing Co., Ltd.	88,000	261,323
Mitsuuroko Co., Ltd.	795,000	4,335,795
*Miyachi Corp.	3,300	21,197
*Miyaji Engineering Group, Inc.	214,000	175,435
Miyazaki Bank, Ltd. (The)	2,849,260	7,223,063
Miyoshi Oil & Fat Co., Ltd.	1,014,000	1,510,564
#Mizuno Corp.	610,000	2,608,774
Morita Holdings Corp.	138,000	743,843
Morozoff, Ltd.	314,000	966,822
Mory Industries, Inc.	637,000	2,095,950
#MR MAX Corp.	639,400	2,052,703
Musashino Bank, Ltd.	138,900	4,033,100
*Mutoh Holdings Co., Ltd.	185,000	391,015
Nagano Bank, Ltd. (The)	1,563,000	2,758,859
Nagase & Co., Ltd.	284,000	3,324,973
Nakabayashi Co., Ltd.	964,000	1,903,425
*Nakano Corp.	17,500	41,015
*Nakayama Steel Works, Ltd.	3,072,000	3,809,540
NEC Capital Solutions, Ltd.	209,000	2,687,251

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Neturen Co., Ltd.	279,700	$2,025,486
NIC Corp.	84,000	314,504
Nice Holdings, Inc.	1,504,000	3,148,893
Nichia Steel Works, Ltd.	884,200	1,994,468
Nichiban Co., Ltd.	596,000	1,969,600
Nichicon Corp.	11,000	122,311
Nichiha Corp.	234,800	1,849,361
#Nichimo Co., Ltd.	920,000	1,437,717
Nichireki Co., Ltd.	591,000	2,098,438
NIFTY Corp.	107	109,987
#Nihon Eslead Corp.	123,448	1,054,441
Nihon Kagaku Sangyo Co., Ltd.	21,000	151,786
#Nihon Plast Co., Ltd.	4,400	27,548
Nihon Tokushu Toryo Co., Ltd.	76,800	292,355
Nihon Yamamura Glass Co., Ltd.	2,477,000	6,283,156
Nikko Co., Ltd.	536,000	1,516,425
Nippo Corp.	1,787,000	11,064,366
Nippon Beet Sugar Manufacturing Co., Ltd.	3,239,000	7,450,528
Nippon Chemical Industrial Co., Ltd.	1,765,000	4,007,705
#Nippon Chutetsukan K.K.	582,000	779,411
Nippon Concrete Industries Co., Ltd.	1,107,000	1,689,415
Nippon Densetsu Kogyo Co., Ltd.	148,000	1,336,634
Nippon Denwa Shisetu Co., Ltd.	843,000	2,374,619
Nippon Felt Co., Ltd.	73,100	337,014
Nippon Fine Chemical Co., Ltd.	199,700	1,137,553
Nippon Flour Mills Co., Ltd.	1,188,000	5,683,785
Nippon Hume Corp.	555,000	1,627,398
Nippon Jogesuido Sekkei Co., Ltd.	218	264,772
#*Nippon Kinzoku Co., Ltd.	56,000	93,160
Nippon Koei Co., Ltd.	1,456,000	3,818,649
Nippon Konpo Unyu Soko Co., Ltd.	749,000	8,116,844
*Nippon Light Metal Co., Ltd.	4,269,000	7,172,029
Nippon Pillar Packing Co., Ltd.	120,000	684,006
*Nippon Piston Ring Co., Ltd.	923,000	1,827,494
*Nippon Rietec Co., Ltd.	4,000	16,539
Nippon Road Co., Ltd. (The)	2,087,000	4,249,275
Nippon Seiki Co., Ltd.	26,000	262,808
Nippon Soda Co., Ltd.	1,496,000	6,457,192
Nippon Systemware Co., Ltd.	211,200	798,326
*Nippon Tungsten Co., Ltd.	243,000	377,132
*Nippon Yusoki Co., Ltd.	36,000	77,469
Nishimatsu Construction Co., Ltd.	8,227,073	8,764,878
Nishishiba Electric Co., Ltd.	104,000	148,456
Nissan Shatai Co., Ltd.	668,000	5,177,527
#Nisshin Fudosan Co.	200,100	1,412,691
#Nisshin Oillio Group, Ltd. (The)	27,000	118,828
Nissin Corp.	355,000	773,564
Nissin Sugar Manufacturing Co., Ltd.	1,235,000	2,653,147
Nissui Pharmaceutical Co., Ltd.	225,800	1,853,774
Nittan Valve Co., Ltd.	142,600	451,317
Nittetsu Mining Co., Ltd.	2,032,000	7,644,920
Nitto FC Co., Ltd.	243,100	1,297,131
Nitto Flour Milling Co., Ltd.	370,000	1,358,241
Nitto Kogyo Corp.	28,200	256,006
Nitto Seiko Co., Ltd.	3,000	8,543
#Nohmi Bosai, Ltd.	117,000	672,589
Nomura Co., Ltd.	19,000	50,421
*Noritsu Koki Co., Ltd.	532,700	3,023,848
Obayashi Road Corp.	847,000	1,398,292
#Ogaki Kyoritsu Bank, Ltd. (The)	724,000	2,032,242
Oie Sangyo Co., Ltd.	11,600	96,950

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Oita Bank, Ltd. (The)	3,258,000	$10,262,181
Okabe Co., Ltd.	529,200	2,034,528
#*OKK Corp.	577,000	755,282
#Okumura Corp.	2,761,000	9,642,820
*Okura Industrial Co., Ltd.	1,068,000	2,612,527
Okuwa Co., Ltd.	128,000	1,204,818
Olympic Corp.	381,200	2,755,096
ONO Sokki Co., Ltd.	2,000	4,871
Onoken Co., Ltd.	284,100	2,131,011
#Osaka Organic Chemical Industry, Ltd.	29,500	171,202
Osaka Steel Co., Ltd.	594,600	8,858,167
Oyo Corp.	507,900	4,063,205
#*P.S. Mitsubishi Construction Co., Ltd.	181,700	462,850
Pacific Industrial Co., Ltd.	1,167,000	4,610,922
PanaHome Corp.	17,000	103,686
Penta-Ocean Construction Co., Ltd.	4,975,500	7,476,703
Piolax, Inc.	237,100	4,745,380
*Pressance Corp.	13	27,294
Raito Kogyo Co., Ltd.	1,244,200	2,723,876
#*Renown, Inc.	1,239,060	2,951,499
Rheon Automatic Machinery Co., Ltd.	319,000	757,744
Rhythm Watch Co., Ltd.	3,189,000	5,187,018
Ricoh Leasing Co., Ltd.	29,300	728,164
Right On Co., Ltd.	76,400	320,692
Riken Keiki Co., Ltd.	27,000	168,723
Riken Technos Corp.	911,000	2,406,321
Riken Vitamin Co., Ltd.	29,600	926,926
#Risa Partners, Inc.	4,152	1,499,796
*Riso Kagaku Corp.	164,182	2,235,730
Roland Corp.	114,700	1,187,785
#Round One Corp.	1,895,500	7,046,404
Ryoden Trading Co., Ltd.	787,000	4,212,355
Ryosan Co., Ltd.	639,300	15,745,919
Ryoyo Electro Corp.	775,600	7,168,608
S Foods, Inc.	6,000	46,815
Sakai Chemical Industry Co., Ltd.	1,702,000	7,031,049
#Sakai Heavy Industries, Ltd.	799,000	1,154,367
Sakata INX Corp.	187,000	810,159
Sala Corp.	274,000	1,386,071
San-Ai Oil Co., Ltd.	1,293,000	5,453,267
Sanden Corp.	997,000	4,018,415
#Sanei-International Co., Ltd.	70,800	903,053
#Sangetsu Co., Ltd.	16,800	366,564
San-in Godo Bank, Ltd. (The)	1,959,000	13,554,303
*Sanix, Inc.	184,100	340,370
Sanki Engineering Co., Ltd.	1,581,000	9,855,939
Sankyo Seiko Co., Ltd.	891,400	2,704,518
*Sankyo-Tateyama Holdings, Inc.	3,759,000	4,306,503
Sanoh Industrial Co., Ltd.	269,200	2,063,014
Sanritsu Corp.	111,500	768,068
Sanshin Electronics Co., Ltd.	759,800	6,148,043
Sanyo Engineering & Construction, Inc.	201,000	645,421
Sanyo Industries, Ltd.	714,000	816,521
Sato Shoji Corp.	157,100	819,665
Satori Electric Co., Ltd.	256,160	1,790,896
#*Saxa Holdings, Inc.	1,129,000	1,568,526
#Scroll Corp.	617,300	2,358,979
Seibu Electric Industry Co., Ltd.	311,000	1,125,030
Seino Holdings Co., Ltd.	1,462,119	8,902,230
Sekisui Jushi Co., Ltd.	580,000	5,584,067
Sekisui Plastics Co., Ltd.	1,166,000	4,757,774

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Senko Co., Ltd.	1,378,000	$4,201,210
Senshu Electric Co., Ltd.	3,500	31,290
Senshukai Co., Ltd.	294,800	1,646,854
Shibuya Kogyo Co., Ltd.	122,600	1,187,794
Shikibo, Ltd.	1,281,000	1,639,254
#Shikoku Bank, Ltd.	1,316,000	3,687,588
Shimachu Co., Ltd.	485,200	9,943,298
#Shimizu Bank, Ltd.	194,600	7,941,467
Shin Nippon Air Technologies Co., Ltd.	323,020	1,830,027
Shinagawa Refractories Co., Ltd.	807,000	1,762,481
Shin-Etsu Polymer Co., Ltd.	15,600	82,464
Shinkawa, Ltd.	127,500	1,238,880
Shinko Shoji Co., Ltd.	456,600	3,378,356
Shinko Wire Co., Ltd.	490,000	711,206
Shinmaywa Industries, Ltd.	2,777,000	9,663,153
Shinnihon Corp.	210,300	483,916
Shobunsha Publications, Inc.	18,400	129,403
Shoei Foods Corp.	177,000	1,104,066
Shofu, Inc.	900	7,931
*Showa Corp.	1,359,600	9,046,983
Sinanen Co., Ltd.	890,000	3,389,923
Sintokogio, Ltd.	400,400	3,035,593
#SKY Perfect JSAT Holdings, Inc.	8,883	2,936,161
SNT Corp.	633,000	1,836,355
Soda Nikka Co., Ltd.	328,000	1,292,469
#*Sodick Co., Ltd.	264,900	940,776
Soft99 Corp.	16,200	95,787
Somar Corp.	191,000	486,912
Sonton Food Industry Co., Ltd.	112,000	891,706
Space Co., Ltd.	45,160	280,029
Subaru Enterprise Co., Ltd.	247,000	668,835
Sugimoto & Co., Ltd.	104,800	816,157
Sumikin Bussan Corp.	244,000	485,990
Suminoe Textile Co., Ltd.	1,306,000	2,122,455
#Sumitomo Densetsu Co., Ltd.	439,400	1,528,663
Sumitomo Osaka Cement Co., Ltd.	9,864,000	19,116,159
Sumitomo Pipe & Tube Co., Ltd.	608,000	3,484,042
#Sumitomo Precision Products Co., Ltd.	367,000	1,378,315
Sumitomo Warehouse Co., Ltd.	658,000	3,413,326
Suzuden Corp.	2,100	12,401
*SWCC Showa Holdings Co., Ltd.	6,979,000	5,454,423
T. RAD Co., Ltd.	66,000	231,355
Tachibana Eletech Co., Ltd.	249,700	1,775,303
Tachikawa Corp.	188,400	866,899
Tachi-S Co., Ltd.	746,610	10,884,655
*Tadano, Ltd.	346,000	1,546,263
Taihei Dengyo Kaisha, Ltd.	296,000	2,066,685
Taihei Kogyo Co., Ltd.	312,000	1,323,994
#*Taiheiyo Cement Corp.	7,017,000	7,574,218
Taiheiyo Kouhatsu, Inc.	1,881,000	1,253,828
#Taiho Kogyo Co., Ltd.	425,500	3,302,384
Taikisha, Ltd.	160,700	2,156,130
TAIYO, Ltd.	30,000	40,167
Takachiho Koheki Co., Ltd.	400	4,002
Takagi Securities Co., Ltd.	663,000	668,982
#Takamatsu Construction Group Co., Ltd.	42,000	544,707
Takano Co., Ltd.	305,800	1,438,498
Takara Standard Co., Ltd.	1,140,000	7,009,960
Takasago Thermal Engineering Co., Ltd.	465,800	3,291,574
*Take & Give Needs Co., Ltd.	8,715	547,265
Takigami Steel Construction Co., Ltd.	199,000	512,488

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Takiron Co., Ltd.	1,128,000	$3,464,704
*Takuma Co., Ltd.	914,000	2,233,609
Tamura Corp.	1,042,948	2,577,821
*Tanseisha Co., Ltd.	207,000	439,284
Tatsuta Electric Wire & Cable Co., Ltd.	1,193,000	2,752,616
Tayca Corp.	777,000	2,478,774
TBK Co., Ltd.	452,000	1,720,677
TECHNO ASSOCIE Co., Ltd.	171,900	1,344,523
Techno Ryowa, Ltd.	229,770	1,114,881
Teikoku Tsushin Kogyo Co., Ltd.	414,000	943,608
*Tekken Corp.	3,102,000	2,581,920
*Ten Allied Co., Ltd.	197,500	609,348
Tenma Corp.	576,100	5,485,811
Teraoka Seisakusho Co., Ltd.	169,800	753,373
Tigers Polymer Corp.	318,800	1,259,766
Toa Corp.	5,695,000	4,810,981
*Toa Oil Co., Ltd.	298,000	336,953
TOA ROAD Corp.	863,000	1,256,775
Tochigi Bank, Ltd.	2,865,000	11,873,516
Toda Corp.	3,207,000	10,805,566
Toenec Corp.	1,091,000	5,577,397
Toho Bank, Ltd.	2,780,000	7,379,876
Tohoku Bank, Ltd. (The)	1,496,000	2,401,253
Tohto Suisan Co., Ltd.	916,000	1,228,149
*Tokai Kanko Co., Ltd.	142,000	37,176
Tokai Lease Co., Ltd.	505,000	878,882
Tokai Rubber Industries, Ltd.	1,900	22,191
Toko Electric Corp.	169,000	854,986
#*Toko, Inc.	1,507,054	2,273,763
Tokushu Tokai Paper Co., Ltd.	1,026,220	2,190,898
Tokyo Denpa Co., Ltd.	3,500	18,450
Tokyo Electron Device, Ltd.	19	30,344
Tokyo Energy & Systems, Inc.	584,000	3,413,318
TOKYO KEIKI, Inc.	302,000	398,612
Tokyo Ohka Kogyo Co., Ltd.	335,800	6,196,892
Tokyo Sangyo Co., Ltd.	514,500	1,521,015
Tokyo Soir Co., Ltd.	202,000	401,951
#Tokyo Style Co., Ltd.	2,109,000	16,773,280
Tokyo Tatemono Co., Ltd.	2,766,000	11,145,312
Tokyo Tekko Co., Ltd.	361,000	722,348
#Tokyo Tomin Bank, Ltd.	348,800	3,291,158
Tokyu Recreation Co., Ltd.	296,000	1,873,512
Toli Corp.	948,000	1,480,423
Tomato Bank, Ltd.	1,108,000	1,925,995
*Tomen Devices Corp.	400	8,043
Tomen Electronics Corp.	170,600	2,113,615
#Tomoe Corp.	885,900	2,757,946
*Tomoe Engineering Co., Ltd.	1,200	16,273
Tomoku Co., Ltd.	1,132,000	2,687,753
*TOMONY Holdings, Inc.	2,694,200	9,365,552
Tonami Holdings Co., Ltd.	1,528,000	2,390,801
*Tonichi Carlife Group, Inc.	3,000	2,458
*Topre Corp.	217,100	1,583,403
Topy Industries, Ltd.	2,208,000	5,428,582
Torii Pharmaceutical Co., Ltd.	323,100	6,369,253
*Tosei Corp.	269	94,596
Toshiba TEC Corp.	192,000	754,234
#*Tosho Printing Co., Ltd.	783,000	1,165,584
*Totenko Co., Ltd.	310,000	487,175
Totetsu Kogyo Co., Ltd.	535,000	3,115,925
*Totoku Electric Co., Ltd.	176,000	148,334

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Tottori Bank, Ltd.	1,000,000	$2,088,104
Towa Bank, Ltd.	1,006,000	921,536
Toyo Ink Manufacturing Co., Ltd.	1,887,000	7,697,952
Toyo Kanetsu K.K.	77,000	118,410
Toyo Kohan Co., Ltd.	2,110,000	10,626,023
#Toyo Securities Co., Ltd.	371,000	543,427
Toyo Tire & Rubber Co., Ltd.	1,960,000	4,034,323
Toyo Wharf & Warehouse Co., Ltd.	980,000	1,559,620
Trusco Nakayama Corp.	188,500	2,747,179
Tsubakimoto Kogyo Co., Ltd.	33,000	81,360
#*Tsudakoma Corp.	1,134,000	1,732,886
Tsukishima Kikai Co., Ltd.	390,000	2,462,778
#*Tsukuba Bank, Ltd.	628,767	1,883,390
Tsurumi Manufacturing Co., Ltd.	255,000	1,519,270
Tsutsumi Jewelry Co., Ltd.	264,300	6,219,992
Tsuzuki Denki Co., Ltd.	376,000	1,640,853
TTK Co., Ltd.	136,000	545,830
TV Asahi Corp.	139	195,904
TYK Corp.	690,000	1,548,767
Uchida Yoko Co., Ltd.	1,256,000	4,161,966
*Uniden Corp.	1,806,000	3,608,876
#Universe Co., Ltd.	15,700	231,680
UNY Co., Ltd.	58,860	490,493
U-Shin, Ltd.	470,900	3,585,794
Utoc Corp.	15,700	40,469
Valor Co., Ltd.	52,100	386,920
Vital KSK Holdings, Inc.	389,700	2,975,702
*Wakachiku Construction Co., Ltd.	810,000	383,066
Warabeya Nichiyo Co., Ltd.	105,000	1,238,223
*Watabe Wedding Corp.	600	5,925
Wood One Co., Ltd.	535,000	1,446,663
Yachiyo Bank, Ltd. (The)	36,175	810,352
Yamabiko Corp.	149,674	1,111,276
#Yamagata Bank, Ltd.	1,680,000	7,286,449
#*Yamaichi Electronics Co., Ltd.	250,300	676,794
Yamanashi Chuo Bank, Ltd.	2,055,000	7,926,907
Yamato Corp.	336,000	1,154,118
Yamaura Corp.	155,500	350,621
Yamazawa Co., Ltd.	1,700	23,187
Yasuda Warehouse Co., Ltd. (The)	159,400	965,678
Yellow Hat, Ltd.	429,100	2,726,864
Yodogawa Steel Works, Ltd.	3,883,000	14,360,518
Yokogawa Bridge Holdings Corp.	206,000	1,099,318
Yokohama Reito Co., Ltd.	1,128,700	7,184,680
Yondenko Corp.	443,650	1,637,833
Yonekyu Corp.	158,000	1,181,414
Yonex Co., Ltd.	149,000	1,078,474
Yuasa Funashoku Co., Ltd.	532,000	1,238,274
Yuken Kogyo Co., Ltd.	10,000	19,589
Yurtec Corp.	1,134,000	3,946,484
Zuken, Inc.	9,600	64,969

TOTAL JAPAN		1,561,389,142

MALAYSIA — (0.0%)
*Ramunia Holdings Berhad	28,880	3,723
*Rekapacific Berhad	130,000	—

TOTAL MALAYSIA		3,723

NETHERLANDS — (1.8%)
*AMG Advanced Metallurgical Group NV	53,737	499,169
Batenburg Beheer NV	6,890	187,953

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
#*BE Semiconductor Industries NV	651,409	$3,882,271
Crown Van Gelder NV	51,923	517,589
*CSM NV	95,268	3,018,656
DOCdata NV	737	9,025
*Draka Holding NV	491,558	10,481,992
Fornix Biosciences NV	1,099	3,549
#*Gamma Holding NV	80,246	2,433,336
*Heijmans NV	150,127	2,833,104
Hunter Douglas NV	1,289	64,612
#*InnoConcepts NV	29,097	7,657
KAS Bank NV	218,219	3,817,861
#*Kendrion NV	9,742	152,617
Koninklijke Bam Groep NV	3,032,972	20,544,110
Koninklijke Ten Cate NV	361,829	11,945,432
#*Koninklijke Wessanen NV	139,624	525,722
#*LBi International NV	16,066	32,423
Macintosh Retail Group NV	1,184	27,003
Mediq NV	30,005	574,463
Nutreco NV	569,367	41,477,758
*Ordina NV	749,897	3,270,529
*Punch Graphix NV	61,922	279,177
*Qurius NV	651,806	250,730
*Roto Smeets Group NV	22,605	433,047
Royal Reesink NV	2,110	210,111
*SNS Reaal Groep NV	1,400,063	6,480,898
Telegraaf Media Groep NV	76,799	1,486,158
*Textielgroep Twenthe NV	1,200	4,175
TKH Group NV	98,240	2,449,002
#*TomTom NV	378,019	3,320,037
#*USG People NV	1,386,176	25,757,819
#*Wavin NV	163,806	2,264,896

TOTAL NETHERLANDS		149,242,881

NEW ZEALAND — (0.4%)
Air New Zealand, Ltd.	8,440,247	8,704,420
*Auckland International Airport, Ltd.	999,718	1,601,948
CDL Investments (New Zealand), Ltd.	866,651	178,139
Colonial Motor Co., Ltd.	243,551	449,325
*Fisher & Paykel Appliances Holdings, Ltd.	11,409,057	5,224,499
Millennium & Copthorne Hotels (New Zealand), Ltd.	3,112,559	969,532
New Zealand Oil & Gas, Ltd.	829,586	802,531
Northland Port Corp. (New Zealand), Ltd.	24,300	31,583
#Nuplex Industries, Ltd.	1,419,387	3,675,497
*Pan Pacific Petroleum NL	453,105	83,416
Port of Tauranga, Ltd.	17,979	102,058
*Pyne Gould Corp., Ltd.	1,890,930	634,992
*Pyne Gould Guinness, Ltd.	4,876,573	2,010,121
*Rakon, Ltd.	170,839	164,503
*Richina Pacific, Ltd.	832,183	228,390
*Rubicon, Ltd.	2,825,476	1,943,575
Sanford, Ltd.	1,099,644	3,863,531
*Tenon, Ltd.	372,153	297,159
Tourism Holdings, Ltd.	870,292	509,812
Tower, Ltd.	3,117,007	4,453,148

TOTAL NEW ZEALAND		35,928,179

NORWAY — (1.4%)
#*Aker ASA	169,800	3,484,894
*Aktiv Kapital ASA	170,665	1,262,351
*Birdstep Technology ASA	71,927	13,897
*Blom ASA	329,186	204,366

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
Bonheur ASA	236,200	$5,857,347
#*BW Offshore, Ltd. ASA	1,753,648	3,805,957
*BWG Homes ASA	34,530	132,021
*Camillo Eitze & Co. ASA	150,270	245,224
Cermaq ASA	493,691	6,278,184
*CopeInca ASA	3,280	30,194
#*Det Norske Oljeselskap ASA	75,431	322,238
#*Dockwise, Ltd. ASA	99,782	2,538,225
*DOF ASA	390,565	2,943,607
#*EDB ErgoGroup ASA	19,500	59,548
#*Eitzen Chemical ASA	3,550,325	730,125
#*Eltek ASA	2,372,495	1,089,995
Farstad Shipping ASA	210,347	5,330,822
Ganger Rolf ASA	402,700	9,426,992
*Havila Shipping ASA	28,300	273,431
*IOT Holdings ASA	137,172	3,282
Kongsberg Gruppen ASA	32,540	677,602
*Kverneland ASA	461,570	315,038
#*Norske Skogindustrier ASA Series A	3,397,443	6,939,468
*Norwegian Energy Co. ASA	532,636	1,559,096
*Odfjell ASA Series A	290,316	1,748,753
Scana Industrier ASA	79,926	85,737
*Seabird Exploration, Ltd. ASA	685,007	328,816
#*Sevan Marine ASA	17,470,695	23,596,149
#*Siem Offshore, Inc. ASA	362,088	578,289
Solstad Offshore ASA	358,822	6,480,083
*Songa Offshore SE	3,093,573	14,248,840
SpareBanken 1 SMN	1,188,890	10,765,795
#*TTS Marine ASA	66,874	99,692
Wilh Wilhelmsen Holding ASA	258,752	5,603,173

TOTAL NORWAY		117,059,231

PORTUGAL — (0.2%)
#Banco BPI SA	409,699	908,310
Banif SGPS SA	1,355,095	1,998,948
*Corticeira Amorim SGPS SA	2,107,868	3,108,705
#*Investimentos Participacoes e Gestao SA	2,035,597	1,219,649
#Martifer SGPS SA	77,096	171,642
*Papelaria Fernandes-Industria e Comercia SA	2,000	7,404
*ParaRede SGPS SA	609,468	415,557
Sociedade de Investimento e Gestao SGPS SA	202,086	2,388,658
*Sonae Capital SGPS SA	266,794	171,856
#*Sonae Industria SGPS SA	1,518,625	4,689,440
*Sonaecom SGPS SA	1,096,909	2,480,449
*Sumol + Compal SA	55,997	90,045

TOTAL PORTUGAL		17,650,663

SINGAPORE — (1.6%)
*AFP Properties, Ltd.	278,000	133,671
#*Allgreen Properties, Ltd.	23,049,000	21,258,406
*ASL Marine Holdings, Ltd.	391,000	273,166
*Beyonics Technology, Ltd.	1,350,000	251,330
Bonvests Holdings, Ltd.	1,338,280	1,148,377
Broadway Industrial Group, Ltd.	128,000	110,379
*Brothers Holdings, Ltd.	272,078	36,551
*Bund Center Investment, Ltd.	500,502	193,349
Chemical Industries Far East, Ltd.	40,000	14,680
*China Auto Corp., Ltd.	417,000	16,138
*China Energy, Ltd.	1,095,000	152,631
China Merchants Holdings Pacific, Ltd.	997,000	543,344
*Chip Eng Seng Corp., Ltd.	429,198	132,929

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*Chuan Hup Holdings, Ltd.	7,392,000	$1,340,880
#Creative Technology Co., Ltd.	901,050	2,936,529
#*Delong Holdings, Ltd.	525,000	256,474
EnGro Corp, Ltd.	115,500	81,185
*Excel Machine Tools, Ltd.	473,000	—
*Federal International 2000, Ltd.	800,062	55,809
GK Goh Holdings, Ltd.	2,295,000	1,046,104
GP Batteries International, Ltd.	259,000	389,321
#GP Industries, Ltd.	2,242,808	1,046,558
*Grand Banks Yachts, Ltd.	285,750	92,726
#Hi-P International, Ltd.	493,208	402,112
#Ho Bee Investment, Ltd.	4,300,000	5,622,507
#*Hong Fok Corp., Ltd.	2,958,000	1,411,391
#Hotel Grand Central, Ltd.	2,211,539	1,402,245
Hotel Properties, Ltd.	1,981,500	4,293,695
Hour Glass, Ltd.	793,320	544,791
#*Huan Hsin Holdings, Ltd.	1,504,000	324,096
HupSteel, Ltd.	29,000	5,300
Hwa Hong Corp., Ltd.	3,865,000	1,656,008
InnoTek, Ltd.	2,075,000	829,434
Isetan (Singapore), Ltd.	171,000	465,054
*Jaya Holdings, Ltd.	2,013,000	1,102,233
*JES International Holdings, Ltd.	421,000	101,683
*Jurong Technologies Industrial Corp., Ltd.	3,391,000	—
K1 Ventures, Ltd.	14,253,000	1,668,512
Kian Ann Engineering, Ltd.	111,500	19,041
Kim Eng Holdings, Ltd.	918,147	1,251,703
*KS Energy Services, Ltd.	610,000	491,120
*Lafe Corp., Ltd.	729,200	50,395
LC Development, Ltd.	2,120,800	295,997
Lee Kim Tah Holdings, Ltd.	2,313,000	938,602
Leeden, Ltd.	339,000	97,074
Lion Asiapac, Ltd.	1,023,000	205,300
Lum Chang Holdings, Ltd.	1,291,000	335,710
MCL Land, Ltd.	2,000	3,766
Memtech International, Ltd.	2,738,000	227,424
Mercator Lines Singapore, Ltd.	376,000	78,390
Metro Holdings, Ltd.	8,526,800	5,385,315
NSL, Ltd.	717,000	770,846
Orchard Parade Holdings, Ltd.	3,944,625	4,589,626
Pan Pacific Hotels Group, Ltd.	929,000	1,178,585
*Penguin International, Ltd.	4,316,250	384,272
Popular Holdings, Ltd.	8,102,250	1,004,256
PSC Corp., Ltd.	6,729,043	1,455,844
QAF, Ltd.	3,525,755	1,626,231
San Teh, Ltd.	1,017,800	303,341
Sing Investments & Finance, Ltd.	84,000	102,721
Singapore Land, Ltd.	1,564,806	8,617,122
Singapore Reinsurance Corp., Ltd.	3,080,110	653,063
Singapore Shipping Corp., Ltd.	2,095,000	414,684
Singapura Finance, Ltd.	105,000	132,885
*Sinomem Technology, Ltd.	70,000	26,329
*Sinostar PEC Holdings, Ltd.	50,000	6,806
#*Sinotel Technologies, Ltd.	1,018,250	264,667
Soilbuild Group Holdings, Ltd.	34,000	20,976
*Stamford Land Corp., Ltd.	4,438,000	1,924,631
Sunningdale Tech, Ltd.	4,634,000	685,560
Thakral Corp., Ltd.	1,130,000	25,867
*Tiong Woon Corp. Holding, Ltd.	1,739,000	593,096
*TT International, Ltd.	900	31
Tuan Sing Holdings, Ltd.	10,739,057	2,037,416

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
UMS Holdings, Ltd.	4,420,000	$1,627,916
#United Engineers, Ltd.	2,855,666	5,464,531
*United Fiber System, Ltd.	786,000	33,400
United Industrial Corp., Ltd.	5,335,946	9,568,892
UOL Group, Ltd.	2,967,333	10,457,591
WBL Corp., Ltd.	178,500	586,994
Wheelock Properties, Ltd.	2,359,000	3,559,459
Wing Tai Holdings, Ltd.	6,207,800	8,425,033
YHI International, Ltd.	31,000	6,472

TOTAL SINGAPORE		127,268,578

SPAIN — (1.5%)
Adolfo Dominguez SA	17,934	238,973
Banco Guipuzcoano SA	1,832	10,053
#Banco Pastor SA	332,982	1,627,724
#Bankinter SA	651,162	4,343,831
*Baron de Ley SA	23,940	1,486,551
#Caja de Ahorros del Mediterraneo SA	168,276	1,720,533
Campofrio Food Group SA	84,191	862,271
#Cementos Portland Valderrivas SA	117,550	2,414,930
*Cie Automotive SA	5,415	29,321
#*Corporacion Dermoestetica SA	67,673	182,454
Dinamia SA	33,406	405,563
*Dogi International Fabrics SA	191,727	170,782
Ebro Foods SA	1,170,794	25,747,819
#*Ercros SA	711,112	809,635
*Espanola del Zinc SA	53,703	78,474
Fersa Energias Renovables SA	37,885	63,276
Fluidra SA	14,308	51,341
*Funespana SA	63,148	586,065
#*Gamesa Corp Tecnologica SA	932,763	6,496,972
Grupo Catalana Occidente SA	182,587	3,809,024
#*Grupo Empresarial Ence SA	3,744,591	13,647,789
*Grupo Ezentis SA	1,279,598	1,036,757
*Grupo Tavex SA	426,325	280,876
Iberpapel Gestion SA	104,139	2,004,824
*La Seda de Barcelona SA	22,848,542	2,225,670
Lingotes Especiales SA	5,055	24,835
Miquel y Costas & Miquel SA	21,841	622,919
*Natra SA	2,395	6,979
*Natraceutical SA	52,856	28,044
#*NH Hoteles SA	3,070,992	16,125,666
*Nicolas Correa SA	123,243	244,192
#*Papeles y Cartones de Europa SA	382,213	2,049,698
#Pescanova SA	190,253	6,206,582
#*Promotora de Informaciones SA	2,129,080	5,506,878
*Quabit Inmobiliaria SA	509,453	100,684
*Realia Business SA	471,721	994,558
#*Sacyr Vallehermoso SA	104,471	686,069
#*Service Point Solutions SA	566,017	426,030
*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	305,325	487,877
#Sol Melia SA	814,450	8,124,715
#Solaria Energia y Medio Ambiente SA	527,309	1,151,043
#*SOS Corp Alimentaria SA	275,651	606,473
Telecomunicaciones y Energia SA	27,445	97,388
*Tubacex SA	183,165	643,674
Unipapel SA	134,215	2,054,969
*Vertice Trescientos Sesenta Grados SA	12,530	3,737
Vidrala SA	3,966	116,839
#Viscofan SA	140,677	4,901,338

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
*Vocento SA	13,599	$69,962

TOTAL SPAIN		121,612,657

SWEDEN — (2.9%)
#Acando AB	796,726	1,365,549
AF AB	39,400	686,252
#*Anoto Group AB	295,528	170,456
B&B Tools AB	10,038	151,830
Beijer Alma AB	66,803	1,378,842
Bilia AB Series A	275,784	4,915,842
Billerud AB	2,259,662	18,185,979
*BioPhausia AB	104,076	9,964
Biotage AB	893,857	943,464
Boliden AB	2,189,573	37,177,537
Bong Ljungdahl AB	64,100	269,132
*Bure Equity AB	466,191	2,275,229
#Cantena AB	109,825	2,298,195
Cardo AB	261,396	10,085,981
*Cloetta AB	35,712	206,783
Concordia Maritime AB Series B	369,034	1,068,078
Consilium AB Series B	8,000	28,805
*CyberCom Group AB	58,280	203,455
Duni AB	15,138	144,286
*East Capital Explorer AB	93,674	1,037,564
*Elos AB	29,600	195,797
Enea AB	5,800	40,500
#*Eniro AB	966,830	626,936
*Forshem Group AB Series B	15,992	51,942
G & L Beijer AB Series B	96,154	3,335,210
*Geveko AB	28,766	57,382
*Gunnebo AB	71,150	457,781
*Haldex AB	793,208	9,494,498
Hexpol AB	5,250	105,227
Holmen AB	932,809	29,611,539
*Industrial & Financial Systems AB Series B	100,312	1,426,880
Intellecta AB Series B	30,100	241,145
Lagercrantz Group AB Series B	233,635	1,478,280
Lammhults Design Group AB	78,200	486,316
*LBi International NV	23	47
Meda AB Series A	596,075	4,901,851
#*Micronic Mydata AB	814,088	1,486,713
NCC AB Series A	6,217	128,908
NCC AB Series B	865,825	18,474,373
#New Wave Group AB Series B	483,444	3,108,566
*Nobia AB	140,525	1,095,629
Nolato AB Series B	126,713	1,619,426
OEM International AB Series B	30,300	228,891
*Pa Resources AB	2,912,460	2,331,770
#*Partnertech AB	36,982	132,290
Peab AB Series B	58,234	464,152
*Pricer AB	1,858,798	214,239
ProAct IT Group AB	114,935	1,738,705
*Profilgruppen AB	25,600	201,430
*Rederi AB Transatlantic	471,780	1,883,330
*rnb Retail & Brands AB	1,527,327	1,749,919
#*Rottneros AB	952,200	665,024
Saab AB	245,922	3,847,727
#*SAS AB	277,402	1,053,519
*Scribona AB Series A	10,751	24,295
*Scribona AB Series B	462,908	789,726
*Semcon AB	13,958	60,711

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
*Studsvik AB	41,833	$427,996
Trelleborg AB Series B	6,681,684	62,971,965

TOTAL SWEDEN		239,813,858

SWITZERLAND — (4.5%)
#Acino Holding AG	29,432	2,612,365
*AFG Arbonia-Forster Holding AG	92,196	2,203,888
Allreal Holding AG	107,725	14,854,250
Also Holding AG	9,450	527,788
Baloise Holding AG	233,596	21,583,577
Bank Coop AG	13,000	892,079
Banque Cantonale de Geneve SA	12,535	2,750,155
Banque Cantonale du Jura SA	8,000	487,013
Banque Cantonale Vaudoise AG	17,009	8,267,592
Bell Holding AG	15	24,586
Bellevue Group AG	9,989	306,161
*Bobst Group AG	176,745	7,913,668
Bossard Holding AG	14,224	1,516,228
Bucher Industries AG	41,217	6,329,968
Calida Holding AG	280	145,110
Carlo Gavazzi Holding AG	7,890	1,363,881
Cham Paper Holding AG	12,545	2,673,775
#*Charles Voegele Holding AG	146,610	7,754,170
*Cicor Technologies, Ltd.	1,686	58,979
*Clariant AG	3,580,483	60,553,635
Coltene Holding AG	70,442	3,967,114
Conzzeta AG	3,818	6,978,751
Daetwyler Holding AG	162,719	12,074,561
#EFG International AG	437,093	5,379,526
Emmi AG	38,990	6,491,332
Energiedienst Holding AG	160	8,277
Escor Casino & Entertainment AG	4,000	97,760
*Feintol International Holding AG	6,555	2,197,181
Flughafen Zuerich AG	49,800	18,360,284
Forbo Holding AG	33,601	18,097,759
*GAM Holding AG	428,988	6,777,548
*George Fisher AG	49,405	21,170,935
Gurit Holding AG	10,165	5,549,626
Helvetia Holding AG	102,377	36,060,333
#Implenia AG	264,357	7,941,591
Intershop Holding AG	13,091	3,981,235
#*Kardex AG	9,555	269,362
*Komax Holding AG	3,014	280,090
*LEM Holding SA	1,015	447,158
#*Micronas Semiconductor Holding AG	422,189	3,778,461
*Mikron Holding AG	35,788	271,698
Mobimo Holding AG	16,849	3,228,982
*Norinvest Holding SA	29,250	136,684
#Petroplus Holdings AG	1,040,705	12,293,779
*PubliGroupe SA	3,296	323,687
Romande Energie Holding SA	3,903	6,085,570
#*Schmolz + Bickenbach AG	30,613	567,567
Schweiter Technologies AG	162	109,996
Schweizerische National-Versicherungs-Gesellschaft AG	380,395	12,329,469
*Siegfried Holding AG	26,479	2,553,976
St. Galler Kantonalbank AG	6,370	2,997,928
Swiss Life Holding AG	37,951	4,644,224
Swiss Prime Site AG	7,325	525,826
Swisslog Holding AG	27,670	24,724
*Swissmetal Holding AG	116,281	907,735
Tamedia AG	569	61,208

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Tornos SA	32,085	$368,709
*Uster Technologies AG	3,185	90,743
Valartis Group AG	3,907	94,812
Valiant Holding AG	1,249	195,175
Valora Holding AG	36,682	9,688,577
Vaudoise Assurances Holding SA	20,562	4,777,362
#Verwaltungs und Privat-Bank AG	14,512	1,575,793
Winterthur Technologie AG	4,767	241,541
WMH Walter Meier Holding AG	212	37,260
*Zueblin Immobilien Holding AG	242,441	911,394

TOTAL SWITZERLAND		367,772,171

UNITED KINGDOM — (15.8%)
Acal P.L.C.	327,161	1,206,025
*Aga Rangemaster Group P.L.C.	2,117,242	2,948,928
*Alexandra P.L.C.	383,995	30,765
Alphameric P.L.C.	846,607	312,827
Alumasc Group P.L.C.	597,030	1,206,717
*Amberley Group P.L.C.	71,000	2,844
Amlin P.L.C.	9,708,370	63,229,380
Anglo Pacific Group P.L.C.	1,173,353	6,210,999
Anglo-Eastern Plantations P.L.C.	257,265	2,481,480
Anite P.L.C.	48,554	39,642
Arena Leisure P.L.C.	645,000	336,297
Ashtead Group P.L.C.	11,706,012	23,565,099
*Assura Group, Ltd. P.L.C.	42,159	29,676
*Autologic Holdings P.L.C.	455,119	182,316
*Avesco Group P.L.C.	84,124	95,758
*Avon Rubber P.L.C.	465,400	1,155,821
*Barratt Developments P.L.C.	8,868,318	11,084,611
BBA Aviation P.L.C.	3,000,462	9,673,814
Beazley P.L.C.	12,004,135	23,206,455
*Bede P.L.C.	283,000	2,902
Bellway P.L.C.	3,481,205	29,776,033
*Berkeley Group Holdings P.L.C. (The)	789,195	10,643,709
Biocompatibles International P.L.C.	294,106	1,715,393
Bloomsbury Publishing P.L.C.	49,363	100,597
Bodycote P.L.C.	5,826,032	24,687,146
*Bovis Homes Group P.L.C.	4,184,856	23,326,712
#Brit Insurance Holdings NV	2,890,998	48,387,798
*British Airways P.L.C.	2,116,992	9,173,832
British Polythene Industries P.L.C.	384,113	1,501,648
BSS Group P.L.C.	180,302	1,279,203
Camellia P.L.C.	2,548	393,582
*Capital & Regional P.L.C.	6,205,746	3,402,539
Carclo P.L.C.	721,754	2,521,818
Carillion P.L.C.	2,163,014	11,947,308
*Carphone Warehouse Group P.L.C.	1,099,329	5,347,904
Carr’s Milling Industries P.L.C.	81,009	826,347
Castings P.L.C.	485,190	1,989,202
Catlin Group, Ltd. P.L.C.	8,513,512	47,537,231
Centaur Media P.L.C.	100,000	85,590
Charles Stanley Group P.L.C.	150,000	597,674
Chaucer Holdings P.L.C.	770,912	629,363
Chesnara P.L.C.	114,607	397,972
Chime Communications P.L.C.	289	964
City of London Group P.L.C.	34,000	45,260
*Clinton Cards P.L.C.	3,695,504	1,896,205
Close Brothers Group P.L.C.	2,135,186	26,393,212
Collins Stewart P.L.C.	2,276,353	2,920,501
*Colt Group SA	4,795,069	9,300,208

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Communisis P.L.C.	2,449,572	$1,153,949
Computacenter P.L.C.	3,550,201	20,805,736
*Cookson Group P.L.C.	4,321,345	35,675,598
*Cosalt P.L.C.	1,039,426	58,627
*Creightons P.L.C.	250,000	8,012
Creston P.L.C.	110,127	156,162
*CSR P.L.C.	466,473	2,381,146
Daejan Holdings P.L.C.	85,430	3,503,434
Dairy Crest Group P.L.C.	682,217	4,057,416
Dart Group P.L.C.	677,161	911,511
Davis Service Group P.L.C.	1,301,429	8,666,905
Development Securities P.L.C.	2,304,253	8,678,690
Dialight P.L.C.	296,754	2,030,915
Diploma P.L.C.	475,000	1,975,077
*Dixons Retail P.L.C.	33,517,220	14,380,130
DS Smith P.L.C.	12,895,987	34,788,033
*easyJet P.L.C.	2,425,429	17,724,014
Electronic Data Processing P.L.C.	28,124	22,706
Elementis P.L.C.	10,800,568	19,803,609
*Enterprise Inns P.L.C.	6,740,842	12,327,353
Evolution Group P.L.C.	746,280	1,056,089
F&C Asset Management P.L.C.	8,146,126	8,752,597
Fenner P.L.C.	552,885	2,314,129
Fiberweb P.L.C.	122,311	157,066
Filtronic P.L.C.	1,323,456	754,057
French Connection Group P.L.C.	510,182	437,454
Fuller Smith & Turner P.L.C.	373,727	3,549,826
Future P.L.C.	1,768,908	596,344
Galliford Try P.L.C.	315,148	1,540,050
Game Group P.L.C.	229,200	259,011
*Gem Diamonds, Ltd. P.L.C.	1,630,949	5,185,934
Greene King P.L.C.	5,373,011	36,009,996
Hampson Industries P.L.C.	442,495	226,881
Hardy Underwriting Group P.L.C.	893,439	4,234,776
Harvard International P.L.C.	492,775	241,461
Harvey Nash Group P.L.C.	667,151	553,833
*Hawtin P.L.C.	150,000	3,906
Haynes Publishing Group P.L.C.	25,591	82,408
Helical Bar P.L.C.	2,706,283	14,095,035
Henry Boot P.L.C.	1,137,852	1,654,882
*Heywood Williams Group P.L.C.	913,873	20,501
Hiscox, Ltd. P.L.C.	10,648,017	60,438,649
*Home Retail Group P.L.C.	383,568	1,345,077
HR Owen P.L.C.	117,528	167,671
Hunting P.L.C.	255,536	2,637,721
Huntsworth P.L.C.	2,265,507	2,914,198
*Inchcape P.L.C.	2,488,481	13,906,322
*Innovation Group P.L.C.	697,853	151,132
Intec Telecom Systems P.L.C.	1,861,142	2,144,198
Intermediate Capital Group P.L.C.	2,431,543	12,571,582
Interserve P.L.C.	229,819	739,307
*Inveresk P.L.C.	756,409	19,999
*IP Group P.L.C.	165,387	76,974
#*JJB Sports P.L.C.	11,295,917	1,754,967
*Johnston Press P.L.C.	9,628,566	1,966,536
Laird P.L.C.	1,688,653	4,032,411
Lancashire Holdings, Ltd. P.L.C.	568,331	5,167,139
Lavendon Group P.L.C.	1,764,724	1,980,304
*Litho Supplies P.L.C.	113,000	9,053
Logica P.L.C.	3,628,864	7,524,933
Low & Bonar P.L.C.	3,225,926	2,476,390

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Luminar Group Holdings P.L.C.	1,925,743	$522,679
Macfarlane Group P.L.C.	1,730,981	623,033
*Management Consulting Group P.L.C.	2,845,365	1,136,568
Marshalls P.L.C.	1,278,008	2,208,345
Marston’s P.L.C.	8,041,210	12,966,268
*Mecom Group P.L.C.	36,958	146,201
Meggitt P.L.C.	12,845,857	67,909,910
Melrose P.L.C.	1,855,742	8,372,782
*Metalrax Group P.L.C.	22,763	2,863
*Mid-States P.L.C.	50,000	2,412
Millennium & Copthorne Hotels P.L.C.	5,091,746	44,464,042
*Minerva P.L.C.	3,452,053	5,032,176
*Mitchells & Butlers P.L.C.	3,587,401	18,515,451
MJ Gleeson Group P.L.C.	645,704	1,192,247
Molins P.L.C.	73,533	67,446
Mondi P.L.C.	7,958,099	66,262,747
Moneysupermarket.com Group P.L.C.	118,028	158,108
Morgan Sindall P.L.C.	23,209	250,624
MS International P.L.C.	119,401	399,972
*MWB Group Holdings P.L.C.	1,659,493	952,327
Nestor Healthcare Group P.L.C.	652,386	1,025,078
Northamber P.L.C.	152,685	121,472
*Northgate P.L.C.	1,385,043	5,437,413
*Novae Group P.L.C.	614,453	3,604,963
*NXT P.L.C.	73,200	4,671
*Opsec Security Group P.L.C.	371,366	171,205
*Palace Capital P.L.C.	25,000	2,392
Panther Securities P.L.C.	45,000	272,435
*Pendragon P.L.C.	4,710,130	1,626,324
*Persimmon P.L.C.	6,948,776	37,958,536
Photo-Me International P.L.C.	10,000	11,298
#Pinewood Shepperton P.L.C.	358,476	937,131
*Pinnacle Staffing Group P.L.C.	903,519	18,128
*Pittards P.L.C.	39,000	1,679
Portmeirion Group P.L.C.	51,335	321,904
#Porvair P.L.C.	484,144	596,829
*Premier Foods P.L.C.	41,230,268	11,644,322
Psion P.L.C.	2,215,016	3,282,077
*Punch Taverns P.L.C.	6,902,968	7,927,021
PV Crystalox Solar P.L.C.	13,024	11,069
*Quintain Estates & Development P.L.C.	5,658,760	3,588,399
*Redrow P.L.C.	5,102,411	9,028,266
*Renold P.L.C.	1,493,473	800,371
#*Renovo Group P.L.C.	222,886	117,730
ROK P.L.C.	35,945	11,530
RPC Group P.L.C.	1,145,159	5,629,992
*Rutland Trust P.L.C.	89,181	—
S&U P.L.C.	7,000	67,164
*Safeland P.L.C.	50,000	9,614
*Salamander Energy P.L.C.	467,748	1,637,438
Senior P.L.C.	3,634,791	7,712,978
Severfield-Rowen P.L.C.	86,096	332,374
Shanks Group P.L.C.	1,249,518	2,225,617
*SIG P.L.C.	4,980,439	9,050,062
Smart (J) & Co. (Contractors)	18,263	121,241
Smiths News P.L.C.	136,808	253,382
*Southern Cross Healthcare, Ltd. P.L.C.	5,854	2,724
Speedy Hire P.L.C.	200,678	79,451
*Sportech P.L.C.	115,311	78,675
St. Ives Group P.L.C.	2,516,218	3,348,504
St. Modwen Properties P.L.C.	3,109,980	8,062,587

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Stylo P.L.C.	5,293	$403
*Synergy Health P.L.C.	3,211	40,483
*TalkTalk Telecom Group P.L.C.	2,176,937	4,600,793
*Tandem Group P.L.C. Non-Voting Shares	472,000	—
*Taylor Wimpey P.L.C.	49,009,330	17,492,513
Thomas Cook Group P.L.C.	5,241,835	15,194,261
Titon Holdings P.L.C.	32,499	26,549
*Travis Perkins P.L.C.	3,926,630	52,047,102
Treatt P.L.C.	38,663	216,627
*Trifast P.L.C.	875,171	567,128
*Trinity Mirror P.L.C.	8,578,803	14,617,414
*TT electronics P.L.C.	2,344,883	5,981,025
*UK Coal P.L.C.	3,281,033	1,943,425
Umeco P.L.C.	305,803	2,121,741
*Vectura Group P.L.C.	36,973	35,799
Vislink P.L.C.	816,969	264,839
Vitec Group P.L.C. (The)	27,343	249,933
Vp P.L.C.	315,426	843,882
*Wagon P.L.C.	825,228	16,529
*William Ransom & Son P.L.C.	65,000	4,244
*Wolfson Microelectronics P.L.C.	427,313	1,743,816
WSP Group P.L.C.	123,546	781,663
#*Yell Group P.L.C.	26,254,742	5,949,375
Zotefoams P.L.C.	196,330	463,115

TOTAL UNITED KINGDOM		1,290,210,035

TOTAL COMMON STOCKS		7,624,456,788

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
#Village Roadshow, Ltd. Series A	1,428,884	3,335,033

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*IDT Australia, Ltd. Warrants 03/31/11	5,460	—

BELGIUM — (0.0%)
*Agfa-Gevaert NV STRIP VVPR	640,799	—
*Tessenderlo Chemie NV STRIP VVPR	23,389	13,021

TOTAL BELGIUM		13,021

CANADA — (0.0%)
*Tembec, Inc. Warrants 03/03/12	169,052	74,589

FRANCE — (0.0%)
*Establissements Maurel et Prom SA Warrants 06/30/14	60,366	16,215
#*Societe Industrielle D’Aviations Latecoere SA Warrants 07/30/15	46,499	78,956

TOTAL FRANCE		95,171

HONG KONG — (0.0%)
*Cheuk Nang (Holdings), Ltd. Warrants 05/20/11 (B3X60W7)	223,896	29,174
*Cheuk Nang (Holdings), Ltd. Warrants 11/23/10 (B58XP55)	45,000	6,821
*Chun Wo Development Holdings, Ltd. Warrants 09/12/13	1,416,964	33,453
*Lippo, Ltd. Warrants 07/04/11	214,750	2,452
*Pacific Andes International Holdings, Ltd. Warrants 06/15/11	2,545,312	23,643
*Playmates Toys, Ltd. Warrants 08/04/12	36,120	391

TOTAL HONG KONG		95,934

ITALY — (0.0%)
*Intek SpA Warrants 12/30/11	262,971	12,737
*KME Group SpA Warrants 12/30/11	663,404	20,406

TOTAL ITALY		33,143

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (0.0%)
*Rottneros AB Warrants 12/07/11	1,981,088	$11,863

UNITED KINGDOM — (0.0%)
*Management Consulting Group P.L.C. Warrants 12/31/11	131,680	6,330
*SFI Holdings, Ltd. Litigation Certificate	79,000	—
*Ultraframe P.L.C. Litigation Notes	160,022	—

TOTAL UNITED KINGDOM		6,330

TOTAL RIGHTS/WARRANTS		330,051

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $18,270,000 FHLMC 5.228%(r), 09/01/38, valued at $11,272,220) to be repurchased at $11,103,176	$11,103	11,103,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.7%)
§@DFA Short Term Investment Fund	548,700,317	548,700,317
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $340,786)## to be repurchased at $334,110	$334	334,104

TOTAL SECURITIES LENDING COLLATERAL		549,034,421

TOTAL INVESTMENTS — (100.0%) (Cost $8,437,522,566)		$8,188,259,293

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (88.4%)
AUSTRALIA — (6.2%)
#*Acrux, Ltd.	10,507	$30,823
Adelaide Brighton, Ltd.	37,364	130,946
*Aditya Birla Minerals, Ltd.	33,991	40,496
#*AED Oil, Ltd.	28,704	13,389
*AJ Lucas Group, Ltd.	9,790	22,891
#Alesco Corp., Ltd.	14,088	34,378
#*Allied Gold, Ltd.	36,064	16,041
Alumina, Ltd.	185,998	371,662
Alumina, Ltd. Sponsored ADR	900	7,191
Amalgamated Holdings, Ltd.	13,550	83,278
*Amcom Telecommunications, Ltd.	114,685	38,103
Amcor, Ltd.	80,960	533,490
AMP, Ltd.	8,012	41,960
Ansell, Ltd.	8,831	117,389
APA Group, Ltd.	5,681	21,747
#APN News & Media, Ltd.	54,741	103,813
*Aquila Resources, Ltd.	13,270	112,717
#*Arafura Resources, Ltd.	38,502	52,655
*ARB Corp., Ltd.	1,871	13,154
Aristocrat Leisure, Ltd.	3,016	10,392
*Asciano Group, Ltd.	183,551	281,983
ASX, Ltd.	993	36,179
*Atlas Iron, Ltd.	39,052	96,422
*Aurora Oil & Gas, Ltd.	37,780	48,238
Ausdrill, Ltd.	16,611	38,934
*Ausenco, Ltd.	9,648	24,190
Austal, Ltd.	13,944	33,500
#*Austar United Communications, Ltd.	14,800	14,178
Austbrokers Holdings, Ltd.	4,423	21,631
Austereo Group, Ltd.	10,730	17,260
Austin Engineering, Ltd.	1,449	6,568
Australia & New Zealand Banking Group, Ltd.	30,566	745,709
#*Australian Agricultural Co., Ltd.	23,239	36,441
Australian Infrastructure Fund NL	10,912	21,167
Australian Pharmaceutical Industries, Ltd.	45,997	23,256
*Australian Worldwide Exploration, Ltd.	64,337	95,154
Automotive Holdings Group NL	27,393	61,306
*Avoca Resources, Ltd.	39,121	121,261
*AWB, Ltd.	153,008	222,740
AXA Asia Pacific Holdings, Ltd.	16,957	90,300
Bank of Queensland, Ltd.	20,765	211,766
*BC Iron, Ltd.	14,185	32,519
Beach Petroleum, Ltd.	88,420	58,073
#Bendigo Bank, Ltd.	32,087	284,942
Billabong International, Ltd.	4,148	33,055
Blackmores, Ltd.	1,487	40,086
BlueScope Steel, Ltd.	141,618	278,281
#*BMA Gold, Ltd.	39,297	12,969
Boart Longyear Group NL	16,731	59,374
#Boral, Ltd.	69,517	299,331
*Bow Energy, Ltd.	22,276	25,220
Bradken, Ltd.	22,741	182,880
Brambles, Ltd.	4,538	28,379
#Brickworks, Ltd.	13,303	148,294
*Brockman Resources, Ltd.	13,528	53,583
BT Investment Management, Ltd.	7,462	19,320
Cabcharge Australia, Ltd.	14,898	83,759
Caltex Australia, Ltd.	13,267	151,134

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#Campbell Brothers, Ltd.	4,205	$144,847
Cape Lambert Iron Ore, Ltd.	16,853	6,753
Cardno, Ltd.	14,339	67,323
*Carnarvon Petroleum, Ltd.	82,835	39,883
Cash Converters International, Ltd.	58,715	32,990
*Catalpa Resources, Ltd.	2,992	5,856
Cellestis, Ltd.	830	1,934
*Centamin Egypt, Ltd.	34,947	96,980
*Ceramic Fuel Cells, Ltd.	223,318	39,250
Challenger Financial Services Group, Ltd.	61,701	278,294
*Citadel Resource Group, Ltd.	208,668	99,094
*Citigold Corp., Ltd.	276,985	26,871
Clough, Ltd.	20,065	13,074
*Coal of Africa, Ltd.	24,372	33,867
Coca-Cola Amatil, Ltd.	2,084	24,840
Cochlear, Ltd.	344	23,963
*Cockatoo Coal, Ltd.	154,291	82,623
#Coffey International, Ltd.	29,806	30,916
Commonwealth Bank of Australia NL	4,985	239,645
Computershare, Ltd.	2,045	20,305
ConnectEast Group, Ltd.	223,235	94,991
*Conquest Mining, Ltd.	27,571	14,771
*Cooper Energy, Ltd.	24,369	10,718
#Count Financial, Ltd.	1,721	2,206
#Crane Group, Ltd.	11,960	88,960
#Crown, Ltd.	19,419	159,030
#CSG, Ltd.	31,180	54,776
CSR, Ltd.	134,082	239,643
*CudeCo., Ltd.	10,487	24,608
*Cue Energy Resources, Ltd.	31,448	12,207
*Customers, Ltd.	15,665	28,524
#*Dart Energy, Ltd.	2,960	3,334
David Jones, Ltd.	43,855	204,271
*Decmil Group, Ltd.	17,419	44,239
*Deep Yellow, Ltd.	245,896	54,446
Devine, Ltd.	11,884	3,247
*Discovery Metals, Ltd.	31,063	35,630
Dominion Mining, Ltd.	10,234	30,124
Domino’s Pizza Enterprises, Ltd.	5,839	32,506
Downer EDI, Ltd.	40,887	203,045
DUET Group, Ltd.	62,308	106,196
*DuluxGroup, Ltd.	5,240	13,859
#*Eastern Star Gas, Ltd.	38,563	31,940
#*Elders, Ltd.	82,880	52,310
Emeco Holdings, Ltd.	65,076	56,862
#*Energy World Corp., Ltd.	182,440	69,288
Envestra, Ltd.	45,185	23,061
#Fairfax Media, Ltd.	169,139	240,295
FKP Property Group, Ltd.	105,188	96,811
Fleetwood Corp., Ltd.	9,594	114,870
FlexiGroup, Ltd.	92,935	136,471
Flight Centre, Ltd.	4,856	108,657
*Flinders Mines, Ltd.	38,870	4,574
Foster’s Group, Ltd.	13,026	74,684
#*Galaxy Resources, Ltd.	23,869	34,108
*Geodynamics, Ltd.	15,716	9,075
*Giralia Resources NL	16,908	45,578
Goodman Fielder, Ltd.	177,560	258,150
Graincorp, Ltd. Series A	20,093	148,150
*Grange Resources, Ltd.	153,333	102,082
GUD Holdings, Ltd.	13,385	137,122

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Gujarat NRE Coking Coal, Ltd.	3,961	$2,518
#*Gunns, Ltd.	59,866	39,873
GWA International, Ltd.	23,130	69,648
#Harvey Norman Holdings, Ltd.	58,789	191,842
Hastie Group, Ltd.	35,174	53,377
*Highlands Pacific, Ltd.	116,035	46,184
Hills Industries, Ltd.	28,702	60,729
#*Horizon Oil, Ltd.	99,901	35,137
iiNet, Ltd.	12,619	35,275
*Iluka Resources, Ltd.	50,159	331,988
*Imdex, Ltd.	12,503	15,056
IMF Australia, Ltd.	3,442	4,962
Incitec Pivot, Ltd.	125,504	459,555
Independence Group NL	11,626	80,015
Infigen Energy, Ltd.	85,532	61,803
Insurance Australia Group, Ltd.	63,437	237,255
*Integra Mining, Ltd.	81,322	40,823
#*Intrepid Mines, Ltd.	28,573	46,475
Invocare, Ltd.	3,399	21,801
IOOF Holdings, Ltd.	24,480	172,417
Iress Market Technology, Ltd.	11,470	98,420
#*Iron Ore Holdings, Ltd.	11,976	20,120
*iSOFT Group, Ltd.	57,661	5,427
*James Hardie Industries SE Sponsored ADR	100	2,658
#JB Hi-Fi, Ltd.	4,917	95,821
Jetset Travelworld, Ltd.	13,926	11,938
K&S Corp., Ltd.	1,656	4,018
*Kagara, Ltd.	46,126	34,518
*Karoon Gas Australia, Ltd.	4,581	42,271
#Kingsgate Consolidated, Ltd.	9,085	89,274
#Leighton Holdings, Ltd.	1,528	54,985
Lend Lease Group NL	39,260	277,169
Linc Energy, Ltd.	28,947	55,150
*Liquefied Natural Gas, Ltd.	42,161	25,724
#*Lynas Corp., Ltd.	229,932	331,395
Macarthur Coal, Ltd.	30,626	361,082
MacMahon Holdings, Ltd.	111,175	54,074
Macquarie Group, Ltd.	17,366	617,450
*Mantra Resources, Ltd.	363	2,065
MAP Group, Ltd.	20,003	59,776
McMillan Shakespeare, Ltd.	9,454	65,832
McPherson’s, Ltd.	15,732	47,989
*Medusa Mining, Ltd.	10,716	58,495
Melbourne IT, Ltd.	24,889	43,768
*MEO Australia, Ltd.	96,289	44,428
Mermaid Marine Australia, Ltd. (6156941)	14,845	41,486
*Mermaid Marine Australia, Ltd. (61569RR)	1,041	2,906
*Mesoblast, Ltd.	1,952	4,852
*Metals X, Ltd.	16,766	4,727
Metcash, Ltd.	13,240	56,680
*Minara Resources, Ltd.	40,335	30,029
Mincor Resources NL	24,654	43,186
*Mineral Deposits, Ltd.	42,287	47,693
Mineral Resources, Ltd.	3,812	37,080
#*Mirabela Nickel, Ltd.	41,955	65,102
#*Mitchell Communications Group, Ltd.	24,374	28,776
*Molopo Energy, Ltd.	49,088	48,977
#Monadelphous Group, Ltd.	1,179	19,318
*Mount Gibson Iron, Ltd.	119,760	237,935
*Murchison Metals, Ltd.	8,025	12,268
National Australia Bank, Ltd.	19,513	488,377

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Navitas, Ltd.	8,452	$31,711
*Neptune Marine Services, Ltd.	23,325	5,029
*New Hope Corp., Ltd.	3,100	14,859
Newcrest Mining, Ltd.	3,368	132,543
*Nexbis, Ltd.	84,780	6,072
*Nexus Energy, Ltd.	17,146	7,858
NIB Holdings, Ltd.	39,303	48,077
*Nido Petroleum, Ltd. (6165732)	76,356	10,097
*Nido Petroleum, Ltd. (61657RR)	11,227	1,485
*Northern Energy Corp., Ltd.	7,614	12,008
#Nufarm, Ltd.	22,689	101,132
Oakton, Ltd.	5,536	16,829
Oil Search, Ltd.	3,806	23,797
OneSteel, Ltd.	106,296	282,131
Orica, Ltd.	5,240	129,478
Origin Energy, Ltd.	36,729	575,003
*Orocobre, Ltd.	7,144	17,075
*Otto Energy, Ltd.	85,210	6,832
OZ Minerals, Ltd.	299,425	461,803
*Pacific Brands, Ltd.	168,654	179,618
*Paladin Energy, Ltd.	30,478	123,025
*Pan Pacific Petroleum NL	100,535	18,734
*PanAust, Ltd.	75,409	55,332
Panoramic Resources, Ltd.	26,216	60,570
*Paperlinx, Ltd.	121,838	53,155
Peet, Ltd.	29,634	55,088
#Perpetual Trustees Australia, Ltd.	1,089	40,432
*Perseus Mining, Ltd.	16,263	47,785
#*Pharmaxis, Ltd.	22,921	63,301
Photon Group, Ltd.	245,513	16,334
PMP, Ltd.	14,732	11,051
Premier Investments, Ltd.	12,426	84,133
*Prima Biomed, Ltd.	71,480	9,112
Primary Health Care, Ltd.	48,059	147,060
Prime Media Group, Ltd.	14,791	9,444
*PrimeAg Australia, Ltd.	6,947	9,713
Programmed Maintenance Service, Ltd.	4,790	9,182
*Qantas Airways, Ltd.	60,398	168,627
QBE Insurance Group, Ltd.	3,388	56,988
#Ramsay Health Care, Ltd.	2,541	38,989
RCR Tomlinson, Ltd.	36,230	49,399
REA Group, Ltd.	2,879	30,349
Redflex Holdings, Ltd.	15,216	38,357
Reece Australia, Ltd.	839	18,315
*Reed Resources, Ltd.	19,892	10,420
Regional Express Holdings, Ltd.	3,539	4,263
*Regis Resources, Ltd.	13,669	21,444
Reject Shop, Ltd. (The)	1,671	30,108
*Resolute Mining, Ltd.	48,901	63,091
Retail Food Group, Ltd.	2,033	5,025
*RHG, Ltd.	67,559	46,864
Ridley Corp., Ltd.	50,681	61,094
Rio Tinto, Ltd.	1,907	155,196
*Riversdale Mining, Ltd.	11,754	123,717
*Roc Oil Co., Ltd.	98,554	40,156
*Runge, Ltd.	9,550	4,778
SAI Global, Ltd.	19,518	83,613
Salmat, Ltd.	6,402	25,768
*Sandfire Resources NL	11,807	92,888
Santos, Ltd.	16,357	202,252
Sedgman, Ltd.	8,416	17,100

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Seek, Ltd.	3,722	$26,393
Select Harvests, Ltd.	2,626	8,269
*Seven Group Holdings, Ltd.	16,182	117,124
Sigma Pharmaceuticals, Ltd.	159,685	70,690
*Silex System, Ltd.	4,874	25,087
Sims Metal Management, Ltd.	12,125	194,739
Sirtex Medical, Ltd.	2,967	17,570
*Skilled Group, Ltd.	18,149	26,094
*Slater & Gordon, Ltd.	4,246	7,786
SMS Management & Technology, Ltd.	8,490	56,955
Sonic Healthcare, Ltd.	7,162	76,412
Southern Cross Media Group, Ltd.	31,270	68,789
SP Ausnet, Ltd.	21,924	19,939
SP Telemedia, Ltd.	31,955	48,794
Spark Infrastructure Group, Ltd.	14,548	15,963
Specialty Fashion Group, Ltd.	19,673	25,679
*Sphere Minerals, Ltd.	14,294	34,721
Spotless Group, Ltd.	26,027	58,272
*St. Barbara, Ltd.	216,777	88,629
Straits Resources, Ltd.	66,500	121,909
STW Communications Group, Ltd.	31,475	29,567
Suncorp-Metway, Ltd.	68,638	619,632
*Sundance Resources, Ltd.	70,585	19,971
*Sunland Group, Ltd.	7,328	5,701
Super Cheap Auto Group, Ltd.	7,118	46,468
TABCORP Holdings, Ltd. (6873262)	65,510	473,936
*TABCORP Holdings, Ltd. (B59GPT7)	7,279	52,620
Talent2 International, Ltd.	7,642	11,212
*Tanami Gold NL	17,532	14,496
*Tap Oil, Ltd.	60,789	47,285
Tassal Group, Ltd.	8,699	11,766
Tatts Group, Ltd.	116,884	286,255
Technology One, Ltd.	25,124	24,407
#*Ten Network Holdings, Ltd.	76,206	107,602
*TFS Corp., Ltd.	34,783	32,555
*Thakral Holdings Group, Ltd.	44,790	19,620
Thorn Group, Ltd.	3,198	5,194
Toll Holdings, Ltd.	17,469	106,268
Tower Australia Group, Ltd.	61,800	146,207
Transfield Services, Ltd.	25,502	86,613
Transfield Services, Ltd. Infrastructure Fund	41,565	27,225
#*Transpacific Industries Group, Ltd.	25,083	30,368
*Troy Resources NL	17,242	56,885
Trust Co., Ltd. (The)	740	4,420
UGL, Ltd.	6,683	96,606
UXC, Ltd.	14,190	6,993
*Virgin Blue Holdings, Ltd.	211,366	89,271
Washington H. Soul Pattinson & Co., Ltd.	16,792	215,279
Watpac, Ltd.	8,045	13,119
*WDS, Ltd.	1,417	941
Webjet, Ltd.	9,426	23,875
Wesfarmers, Ltd.	17,053	554,847
#West Australian Newspapers Holdings, Ltd.	18,841	132,113
#Western Areas NL	13,874	80,043
Westpac Banking Corp.	7,501	167,024
#Westpac Banking Corp. Sponsored ADR	2,121	236,513
#*White Energy Co., Ltd.	6,066	22,589
WHK Group, Ltd.	18,554	19,883
#Wide Bay Australia, Ltd.	3,365	33,472
WorleyParsons, Ltd.	1,541	34,729

TOTAL AUSTRALIA		25,399,669

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRIA — (0.7%)
Agrana Beteiligungs AG	505	$49,510
Andritz AG	1,764	135,186
#*A-TEC Industries AG	1,773	9,625
*Austriamicrosystems AG	1,767	70,462
BWIN Interactive Entertainment AG	3,178	152,126
BWT AG	720	20,091
CAT Oil AG	2,199	19,758
Erste Group Bank AG	9,486	428,594
#EVN AG	645	10,239
Flughafen Wien AG	264	16,374
*Intercell AG	1,270	31,060
Lenzing AG	37	18,369
Mayr-Melnhof Karton AG	212	22,926
#Oesterreichischen Post AG	2,523	76,370
OMV AG	1,273	47,612
*Palfinger AG	947	28,889
#Raiffeisen Bank International AG	4,678	264,200
*RHI AG	524	17,390
Schoeller-Bleckmann Oilfield Equipment AG	1,125	82,964
Semperit AG Holding	1,115	48,851
Strabag SE	5,030	130,107
Telekom Austria AG	4,589	70,276
#Uniqa Versicherungen AG	1,163	24,064
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,115	59,946
Voestalpine AG	16,154	641,468
*Wienerberger AG	11,293	190,321
Zumtobel AG	6,907	141,366

TOTAL AUSTRIA		2,808,144

BELGIUM — (1.3%)
Ackermans & van Haaren NV	3,266	281,772
*Ageas SA	96,253	296,370
#*Agfa-Gevaert NV	29,369	171,514
*Arseus NV	3,762	53,873
#Banque Nationale de Belgique SA	27	136,106
*Barco NV	1,658	98,209
Bekaert SA	707	216,732
Colruyt SA	600	33,867
Compagnie d’Entreprises SA	1,611	100,502
Compagnie Immobiliere de Belgique SA	301	12,707
Compagnie Maritime Belge SA	3,195	96,650
*Deceuninck NV	8,870	22,059
Delhaize Group SA Sponsored ADR	3,400	239,564
#*Dexia SA	24,935	111,113
D’Ieteren SA	204	111,342
Elia System Operator SA NV	858	32,470
Euronav SA	2,958	49,453
#EVS Broadcast Equipment SA	906	56,899
Exmar NV	75	561
Gimv NV	1,631	90,274
Image Recognition Integrated Systems (I.R.I.S.) SA	88	3,857
*Ion Beam Applications SA	2,182	26,716
*KBC Groep NV	7,249	315,654
Kinepolis Group NV	859	62,027
#*Melexis NV	999	17,664
Mobistar SA	748	49,517
#Nyrstar NV	16,068	237,021
Omega Pharma SA	2,647	123,816
Recticel SA	4,655	48,818
Resilux SA	516	40,476
*Roularta Media Group NV	199	6,294

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
Sioen Industries NV	3,689	$30,577
Sipef NV	1,077	86,027
#Solvay SA	5,891	624,272
Telenet Group Holding NV	3,899	163,277
Tessenderlo Chemie NV	3,641	124,596
*ThromboGenics NV	2,802	72,591
#UCB SA	10,177	394,786
Umicore SA	9,984	470,440
Van de Velde NV	840	43,999

TOTAL BELGIUM		5,154,462

CANADA — (9.8%)
*5N Plus, Inc.	5,865	38,816
Aastra Technologies, Ltd.	2,300	48,034
*Absolute Software Corp.	4,480	17,395
*Advantage Oil & Gas, Ltd.	21,800	135,088
Aecon Group, Inc.	7,300	86,893
#AG Growth International, Inc.	960	38,969
AGF Management, Ltd. Class B	10,823	175,838
#Agnico-Eagle Mines, Ltd.	2,907	225,457
Agrium, Inc.	1,800	159,227
*Ainsworth Lumber Co., Ltd.	1,000	2,275
Akita Drilling, Ltd.	900	7,854
#Alamos Gold, Inc.	3,200	49,542
#*Alexco Resource Corp.	5,120	31,827
*Alexis Minerals Corp.	27,000	6,354
Algonquin Power & Utilities Corp.	16,400	74,290
Alimentation Couche-Taro, Inc. Class B	4,800	113,988
#Alliance Grain Traders, Inc.	300	9,310
*Alter Nrg Corp.	4,900	9,609
*Altius Minerals Corp.	5,648	58,313
*Amerigo Resources, Ltd.	7,500	6,692
#*Anatolia Minerals Development, Ltd.	3,100	22,918
*Anderson Energy, Ltd.	22,450	23,993
*Angle Energy, Inc.	6,013	44,925
*Antrim Energy, Inc.	16,700	17,520
*Anvil Mining, Ltd.	17,900	82,313
*Arsenal Energy, Inc.	11,000	9,383
Astral Media, Inc. Class A	6,416	257,294
ATCO, Ltd.	900	46,019
*Atrium Innovations, Inc.	3,100	45,137
*ATS Automation Tooling System, Inc.	13,400	94,466
*Aura Minerals, Inc.	9,100	39,526
*Aurizon Mines, Ltd.	14,700	98,298
*Avalon Rare Metals, Inc.	12,100	53,981
*AXIA NetMedia Corp.	6,400	9,162
#*B2Gold Corp.	45,600	101,939
*Baffinland Iron Mines Corp.	40,819	37,621
#*Baja Mining Corp.	1,500	1,706
#*Ballard Power Systems, Inc.	16,800	30,144
#Bank of Montreal	11,300	667,319
Bank of Nova Scotia	4,100	219,773
*Bankers Petroleum, Ltd.	22,200	155,633
#BCE, Inc.	9,000	301,883
*Bellatrix Exploration, Ltd.	9,936	35,754
*BioExx Specialty Proteins, Ltd.	12,749	31,876
#*Birchcliff Energy, Ltd.	16,160	135,314
#Black Diamond Group, Ltd.	1,500	27,179
*BlackPearl Resources, Inc.	41,459	174,795
Bombardier, Inc. Class B	2,100	10,460
*Boralex, Inc. Class A	1,900	15,649

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Breakwater Resources, Ltd.	15,450	$86,347
*Burcon NutraScience Corp.	2,200	23,361
CAE, Inc.	16,827	188,745
Calfrac Well Services, Ltd.	5,200	130,727
*Calmena Energy Services, Inc.	19,240	12,451
*Calvalley Petroleum, Inc.	20,300	80,014
Cameco Corp.	2,100	64,962
Canaccord Capital, Inc.	6,500	67,364
Canada Bread Co., Ltd.	1,900	81,783
Canadian National Resources, Ltd.	9,400	342,212
Canadian Pacific Railway, Ltd.	6,100	397,615
#Canadian Tire Corp. Class A	6,616	386,555
Canadian Utilities, Ltd. Class A	2,700	129,692
#Canadian Western Bank	10,100	251,138
Canam Group, Inc. Class A	7,700	60,851
*Canfor Corp.	14,500	136,910
*Cangene Corp.	2,700	8,471
*Canyon Services Group, Inc.	3,238	26,351
*Capstone Mining Corp.	26,025	91,352
*Cardiome Pharma Corp.	1,800	9,160
#*Carpathian Gold, Inc.	51,260	27,643
Cascades, Inc.	12,460	82,097
*Catalyst Paper Corp.	8,100	1,708
CCL Industries, Inc. Class B	3,000	87,950
*Celestica, Inc.	24,312	204,765
*Celtic Exploration, Ltd.	6,000	72,242
#Cenovus Energy, Inc.	5,564	154,825
*Cequence Energy, Ltd.	4,400	7,679
*CGI Group, Inc.	21,771	334,922
*Chinook Energy, Inc.	5,822	10,161
#*Churchill Corp. (The) Class A	1,750	34,437
#CI Financial Corp.	2,000	41,867
*CIC Energy Corp.	6,800	39,671
*Cinch Energy Corp.	24,440	28,756
Clairvest Group, Inc.	100	1,319
*Claude Resources, Inc.	11,400	18,219
*Coastal Contacts, Inc.	15,700	24,168
Cogeco Cable, Inc.	2,300	87,950
*Colossus Minerals, Inc.	5,040	41,016
*COM DEV International, Ltd.	5,100	10,601
*Compton Petroleum Corp.	22,200	10,775
Computer Modelling Group, Ltd.	1,316	25,045
*Connacher Oil & Gas, Ltd.	65,520	74,520
*Consolidated Thompson Iron Mines, Ltd.	18,400	178,245
Constellation Software, Inc.	300	13,092
#*Coolbrands International, Inc.	4,600	18,447
*Copper Mountain Mining Corp.	7,118	34,337
Corby Distilleries, Ltd.	1,000	15,688
*Corridor Resources, Inc.	12,900	84,870
Corus Entertainment, Inc. Class B	9,100	196,472
*Cott Corp.	15,405	126,726
#Crescent Point Energy Corp.	2,600	102,990
*Crew Energy, Inc.	9,620	186,005
*Crocotta Energy, Inc.	10,880	15,788
*Crystallex International Corp.	12,900	4,490
#Daylight Energy, Ltd.	3,256	31,701
*Delphi Energy Corp.	20,655	41,922
#*Denison Mines Corp.	34,400	72,180
*Descartes Systems Group, Inc. (The)	9,080	57,334
*Detour Gold Corp.	5,460	159,480
Dorel Industries, Inc. Class B	3,800	128,095

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#*DragonWave, Inc.	2,469	$20,190
*Duluth Metals, Ltd.	14,300	39,259
#*Dundee Precious Metals, Inc.	10,618	62,985
DundeeWealth, Inc.	4,200	67,948
*Eastern Platinum, Ltd.	106,300	193,860
E-L Financial Corp., Ltd.	80	31,377
#Eldorado Gold Corp.	9,299	157,460
*Electrovaya, Inc.	12,500	37,381
#Emera, Inc.	700	20,371
Empire Co., Ltd. Class A	2,800	160,247
#Enbridge, Inc.	2,929	162,001
#Encana Corp.	7,164	202,368
Ensign Energy Services, Inc.	16,950	210,400
*Epsilon Energy, Ltd.	5,750	14,094
#*Equinox Minerals, Ltd.	55,534	301,655
Equitable Group, Inc.	2,250	51,689
#*Euro Goldfields, Ltd.	16,300	220,231
Evertz Technologies, Ltd.	2,800	44,091
*Excellon Resources, Inc.	26,500	21,566
*EXFO, Inc.	1,900	11,252
*Fairborne Energy, Ltd.	13,000	51,495
Fairfax Financial Holdings, Ltd.	1,300	531,765
*Far West Mining, Ltd.	5,100	27,503
*Farallon Mining, Ltd.	49,500	27,664
Finning International, Inc.	7,200	169,287
*First Majestic Silver Corp.	14,200	108,877
First Quantum Minerals, Ltd.	5,800	507,891
*First Uranium Corp.	13,900	10,767
*FirstService Corp.	3,300	84,126
*Flint Energy Services, Ltd.	11,200	174,935
*Forsys Metals Corp.	5,280	10,302
Fortis, Inc.	1,900	60,303
*Fortuna Silver Mines, Inc.	9,800	36,706
Forzani Group, Ltd. Class A	4,742	70,951
#Franco-Nevada Corp.	4,300	148,322
#*Fronteer Gold, Inc.	14,200	112,915
#*Galleon Energy, Inc. Class A	13,400	51,240
*Gammon Gold, Inc.	20,280	138,594
*Genesis Land Development Corp.	8,400	25,614
Gennum Corp.	2,700	19,034
#*Geomark Exploration, Ltd.	10,200	10,401
George Weston, Ltd.	2,100	168,737
#*Gildan Activewear, Inc.	4,900	141,201
*Glacier Media, Inc.	3,000	6,912
*GLG Life Tech Corp.	1,100	9,545
*Globestar Mining Corp.	15,800	25,561
#*GLV, Inc.	7,191	49,848
GMP Capital, Inc.	3,100	34,954
Goldcorp, Inc.	6,400	285,769
#*Golden Star Resources, Ltd.	33,280	174,574
*Grande Cache Coal Corp.	11,300	77,557
#*Great Basin Gold, Ltd.	54,680	153,333
*Great Canadian Gaming Corp.	10,900	86,247
#Great-West Lifeco, Inc.	3,000	78,361
*Greystar Resources, Ltd.	5,800	24,510
Groupe Aeroplan, Inc.	25,790	313,556
Guardian Capital Group, Ltd.	3,344	27,378
*Guyana Goldfields, Inc.	7,861	85,323
*Hanfeng Evergreen, Inc.	5,700	38,227
*Hanwei Energy Services Corp.	1,200	412
*Harry Winston Diamond Corp.	11,056	141,249

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Heroux-Devtek, Inc.	3,048	$17,871
Home Capital Group, Inc.	2,500	117,732
HudBay Minerals, Inc.	19,036	300,500
#Husky Energy, Inc.	400	9,930
#IAMGOLD Corp.	10,700	195,242
IESI-BFC, Ltd.	8,995	210,521
IGM Financial, Inc.	400	16,927
#*Imax Corp.	5,400	117,170
*Imperial Metals Corp.	2,200	53,495
*Imris, Inc.	4,300	21,713
#Indigo Books & Music, Inc.	1,600	24,018
Industrial Alliance Insurance & Financial Services, Inc.	10,400	326,306
Inmet Mining Corp.	4,800	286,993
Intact Financial Corp.	6,804	308,145
*Inter-Citic Minerals, Inc.	200	337
*International Forest Products, Ltd. Class A	4,600	22,461
*Intertape Polymer Group, Inc.	7,273	7,559
#*Ivanhoe Energy, Inc.	24,400	63,159
*Ivernia, Inc.	60,300	25,127
#*Jaguar Mining, Inc.	9,900	64,162
Jean Coutu Group (PJC), Inc. Class A (The)	11,000	98,902
*Katanga Mining, Ltd.	83,398	119,385
*Kingsway Financial Services, Inc.	5,600	8,236
Kinross Gold Corp. (B03Z841)	24,480	440,443
#*Kinross Gold Corp. (B3WC1L2)	1,001	4,112
*Kirkland Lake Gold, Inc.	4,200	46,369
*La Mancha Resources, Inc.	13,574	35,535
*Labrador Iron Mines Holdings, Ltd.	6,602	39,486
#*Lake Shore Gold Corp.	41,100	139,431
*Laramide Resources, Ltd.	25,700	49,389
Laurentian Bank of Canada	3,048	132,242
#Le Chateau, Inc. Class A	500	6,128
*Legacy Oil + Gas, Inc.	10,984	132,252
Leon’s Furniture, Ltd.	6,538	87,823
Linamar Corp.	5,100	112,361
#Loblaw Cos., Ltd.	3,800	162,373
#*Lundin Mining Corp.	59,000	373,703
*MacDonald Dettweiler & Associates, Ltd.	3,300	164,401
*MagIndustries Corp.	83,400	26,985
Magna International, Inc.	9,280	839,285
Major Drilling Group International, Inc.	4,364	149,375
#Manitoba Telecom Services, Inc.	1,700	48,555
#Manulife Financial Corp.	17,600	222,783
Maple Leaf Foods, Inc.	10,972	133,075
*Martinrea International, Inc.	12,400	104,559
*Maxim Power Corp.	2,200	5,932
#*MDS, Inc.	15,200	170,197
*Mega Uranium, Ltd.	22,900	17,513
#*Mercator Minerals, Ltd.	23,547	73,649
Methanex Corp.	11,500	320,227
#Metro, Inc. Class A	3,200	146,838
*Midway Energy, Ltd.	6,600	23,814
*Migao Corp.	7,460	53,030
#*Minefinders Corp.	4,960	43,574
#*Minera Andes, Inc.	49,061	94,764
*Miranda Technologies, Inc.	6,400	28,803
Mosaid Technologies, Inc.	2,000	53,240
Mullen Group, Ltd.	10,880	163,216
National Bank of Canada	5,100	335,683
#*Nautilus Minerals, Inc.	18,063	33,827
*Neo Material Technologies, Inc.	6,800	39,471

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*New Gold, Inc.	46,292	$342,685
Newalta Corp.	7,747	70,110
Nexen, Inc.	6,936	147,574
Niko Resources, Ltd.	200	19,080
*Norbord, Inc.	2,350	26,820
*North American Energy Partners, Inc.	5,546	48,124
#*North American Palladium, Ltd.	6,100	28,410
*Northern Dynasty Minerals, Ltd.	4,160	37,525
#*Northgate Minerals Corp.	43,860	124,282
#*Novagold Resources, Inc.	4,700	52,719
Nuvista Energy, Ltd.	11,940	108,056
*Nuvo Research, Inc.	76,000	12,295
#*OceanaGold Corp.	14,500	48,338
Onex Corp.	9,000	263,585
*Open Range Energy Corp.	4,400	5,522
#*Open Text Corp.	1,800	79,631
*OPTI Canada, Inc.	43,120	29,595
*Orleans Energy, Ltd.	5,300	10,653
*Orvana Minerals Corp.	27,900	73,040
*Osisko Mining Corp.	5,300	73,480
*Pacific Rubiales Energy Corp.	13,300	423,946
#*Paladin Labs, Inc.	1,963	53,834
#Pan Amer Silver Corp.	6,600	211,156
*Paramount Resources, Ltd. Class A	5,160	103,564
*Parex Resources, Inc.	1,800	11,472
Parkbridge Lifestyles Communities, Inc.	2,100	14,969
Pason Systems, Inc.	4,680	54,697
*Patheon, Inc.	1,300	3,059
Pengrowth Energy Trust	6,515	78,188
*Peregrine Diamonds, Ltd.	8,080	20,598
*Perpetual Energy, Inc.	2,248	9,456
#*PetroBakken Energy, Ltd.	6,442	142,243
*Petrobank Energy & Resources, Ltd.	1,700	67,657
#*Petrolifera Petroleum, Ltd.	35,700	23,452
*Phoscan Chemical Corp.	21,000	9,163
*Platmin, Ltd.	63,773	68,782
#*PolyMet Mining Corp.	9,787	17,945
#*Potash One, Inc.	10,000	35,886
Premium Brands Holdings Corp.	2,100	29,341
#Progress Energy Resources Corp.	20,600	218,745
*ProspEx Resources, Ltd.	6,200	7,660
*QLT, Inc.	9,696	54,664
*Quadra FNX Mining, Ltd.	17,788	251,149
Quebecor, Inc. Class B	5,400	194,790
*Queenston Mining, Inc.	4,400	22,865
*Quest Capital Corp.	17,700	32,106
#*Questerre Energy Corp.	12,560	21,305
*Ram Power Corp.	12,800	27,234
Reitmans Canada, Ltd. Class A	7,444	142,910
Rentcash, Inc.	100	1,541
Richelieu Hardware, Ltd.	1,900	54,863
*Richmont Mines, Inc.	2,400	11,319
#Ritchie Brothers Auctioneers, Inc.	3,200	67,991
*Rock Energy, Inc.	7,488	32,378
*RONA, Inc.	17,016	216,892
*Rubicon Minerals Corp.	12,000	44,357
Russel Metals, Inc.	6,800	133,880
*Sabina Gold & Silver Corp.	15,610	68,721
*Sandvine Corp.	18,000	37,768
#Saputo, Inc.	2,900	110,836
Savanna Energy Services Corp.	10,050	57,645

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#*Seabridge Gold, Inc.	1,200	$32,603
Sears Canada, Inc.	627	11,988
*SEMAFO, Inc.	23,500	282,028
#Shaw Communictions, Inc. Class B	4,800	102,928
ShawCor, Ltd.	2,400	73,843
#Sherritt International Corp.	37,646	292,708
#Shoppers Drug Mart Corp.	1,000	38,043
*Shore Gold, Inc.	15,000	10,442
*Sierra Wireless, Inc.	7,700	93,315
#*Silver Standard Resources, Inc.	4,000	97,264
*Silver Wheaton Corp.	9,100	261,606
*SilverBirch Energy Corp.	6,964	44,383
Silvercorp Metals, Inc.	16,100	150,597
#*Sino-Forest Corp.	17,600	347,893
SNC-Lavalin Group, Inc.	900	45,975
*Softchoice Corp.	3,100	27,052
#*Sprott Resource Corp.	14,965	63,828
Sprott, Inc.	4,000	22,159
*Stantec, Inc.	5,420	149,809
Stella-Jones, Inc.	1,400	36,651
*Stornoway Diamond Corp.	56,000	30,748
*Strateco Resources, Inc.	14,500	9,099
#Student Transportation, Inc.	5,320	30,567
#Sun Life Financial, Inc.	19,778	559,656
Suncor Energy, Inc.	29,572	947,557
*SunOpta, Inc.	11,327	74,299
#Superior Plus Corp.	12,867	153,284
*SXC Health Solutions Corp.	2,000	78,086
Talisman Energy, Inc.	45,748	829,376
#*Tanzanian Royalty Exploration Corp.	11,520	79,631
*Taseko Mines, Ltd.	17,200	108,775
Teck Resources, Ltd. Class B	33,100	1,479,910
Telus Corp. Non-Voting	5,300	224,181
*Terra Energy Corp.	2,608	2,941
#*Theratechnologies, Inc.	2,900	14,132
#*Thompson Creek Metals Co., Inc.	17,300	208,299
Thomson Reuters Corp.	10,416	397,787
Tim Hortons, Inc.	3,900	146,608
*Timminco, Ltd.	25,200	7,165
TMX Group, Inc.	800	26,607
Toromont Industries, Ltd.	2,500	71,257
#Toronto Dominion Bank	11,000	792,185
#Torstar Corp. Class B	7,000	88,401
Total Energy Services, Inc.	2,800	25,230
#TransAlta Corp.	7,200	145,779
#TransCanada Corp.	2,939	108,552
#Transcontinental, Inc. Class A	10,300	154,616
TransForce, Inc.	10,391	123,074
*Transglobe Energy Corp.	6,300	66,033
Trican Well Service, Ltd.	16,200	280,828
#Trilogy Energy Corp.	4,700	48,387
Trinidad Drilling, Ltd.	18,900	94,509
TVA Group, Inc. Class B	653	8,170
*Twin Butte Energy, Ltd.	13,800	21,920
*U308 Corp.	2,844	1,255
#*UEX Corp.	29,800	43,243
Uni-Select, Inc.	1,800	46,928
#*Uranium One, Inc.	91,700	374,928
*Ur-Energy, Inc.	5,500	7,658
#Valeant Pharmaceuticals International, Inc.	16,500	456,545
*Vecima Network, Inc.	700	2,615

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Vector Aerospace Corp.	3,200	$21,869
#*Ventana Gold Corp.	7,700	68,854
*Vero Energy, Inc.	6,579	40,832
*Viterra, Inc.	34,400	329,530
WaterFurnace Renewable Energy, Inc.	913	23,713
*Wesdome Gold Mines, Ltd.	14,500	39,097
West Fraser Timber Co., Ltd.	4,525	196,546
*Westaim Corp.	15,500	7,599
*Western Coal Corp.	3,400	23,002
Western Financial Group, Inc.	5,500	13,482
*Westjet Airlines, Ltd.	700	8,627
Wi-Lan, Inc.	11,400	54,099
Winpak, Ltd.	3,194	35,858
*Xtreme Coil Drilling Corp.	1,400	5,285
Yamana Gold, Inc.	29,500	324,532
#*YM Biosciences, Inc.	2,600	5,277
*Yukon-Nevada Gold Corp.	82,949	62,624

TOTAL CANADA		39,966,028

DENMARK — (1.0%)
#A.P. Moller - Maersk A.S.	13	112,806
#Alk-Abello A.S.	425	26,947
*Alm. Brand A.S.	135	1,055
*Amagerbanken A.S.	16,040	8,989
Auriga Industries A.S. Series B	2,977	58,363
#*Bang & Olufsen Holdings A.S.	5,116	55,518
*Bavarian Nordic A.S.	1,984	80,898
Carlsberg A.S. Series B	3,767	411,848
Coloplast A.S.	595	73,679
D/S Norden A.S.	2,817	109,391
Danisco A.S.	4,197	362,015
*Danske Bank A.S.	8,135	216,096
*DFDS A.S.	816	58,888
DSV A.S.	11,779	241,530
#East Asiatic Co., Ltd. A.S.	1,182	32,092
#FLSmidth & Co. A.S.	3,296	243,774
*Genmab A.S.	2,887	38,295
*GN Store Nord A.S.	29,265	244,373
#*Greentech Energy Systems A.S.	3,153	11,836
*H&H International A.S. Series B	1,940	23,556
#H. Lundbeck A.S.	1,967	39,305
Harboes Bryggeri A.S.	511	13,593
Jeudan A.S.	667	49,870
*Jyske Bank A.S.	5,005	224,329
*NeuroSearch A.S.	2,979	53,920
#NKT Holding A.S.	2,916	157,055
*Nordjyske Bank A.S.	140	2,768
*Norresundby Bank A.S.	195	6,436
Novozymes A.S. Series B	286	38,105
*Parken Sport & Entertainment A.S.	848	13,531
Per Aarsleff A.S. Series B	320	25,941
*Ringkjoebing Landbobank A.S.	919	118,978
*Rockwool International A.S.	804	90,642
#*Royal Unibrew A.S.	1,489	82,612
Schouw & Co. A.S.	2,548	54,428
SimCorp. A.S.	110	19,138
*Sjaelso Gruppen A.S.	900	1,359
Solar Holdings A.S. Series B	435	28,605
*Spar Nord Bank A.S.	6,403	74,646
*Sydbank A.S.	9,864	259,682
Thrane & Thrane A.S.	275	12,397

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
Tivoli A.S.	1	$600
*TK Development A.S.	4,894	22,722
#*Topdanmark A.S.	910	109,016
*TopoTarget A.S.	23,624	16,593
*Torm A.S.	1,131	8,514
*Torm A.S. ADR	1,653	12,282
Trygvesta A.S.	250	12,597
#*Vestas Wind Systems A.S.	852	27,160
*Vestjysk Bank A.S.	1,057	14,378

TOTAL DENMARK		4,003,151

FINLAND — (1.8%)
Ahlstrom Oyj	3,134	64,066
Alma Media Oyj	4,556	47,081
Amer Sports Oyj Series A	17,218	232,163
Aspo Oyj	461	5,254
#Atria P.L.C.	1,463	20,404
Bank of Aland P.L.C.	23	612
#Cargotec Oyj Series B	3,593	163,397
*Cramo Oyj	2,779	57,910
*Elektrobit Corp. Oyj	47,687	45,102
#Elisa Oyj	5,993	128,169
*Finnair Oyj	10,135	76,531
*Finnlines Oyj	894	10,050
Fiskars Oyj Abp Series A	3,717	75,613
Fortum Oyj	4,385	124,368
#F-Secure Oyj	4,603	14,026
*Glaston Oyj Abp	3,905	6,462
HKScan Oyj	2,076	21,000
Huhtamaki Oyj	11,140	141,222
KCI Konecranes Oyj	4,682	186,678
Kemira Oyj	13,643	200,843
Kesko Oyj	8,512	422,402
#Kone Oyj Series B	1,602	85,831
Laennen Tehtaat Oyj	276	6,917
Lassila & Tikanoja Oyj	2,932	55,438
*Lemminkainen Oyj	1,151	39,955
Metso Corp. Oyj	9,359	443,723
*M-Real Oyj Series B	34,758	118,952
#Neste Oil Oyj	12,806	212,434
Nokian Renkaat Oyj	2,400	83,209
Okmetic Oyj	2,360	18,021
Olvi Oyj Series A	882	37,813
Oriola-KD Oyj Series B	4,809	25,499
Orion Oyj Series A	2,212	46,836
Orion Oyj Series B	2,547	54,173
Outokumpu Oyj	7,269	130,576
Outotec Oyj	3,651	170,480
PKC Group Oyj	2,649	44,850
Pohjola Bank P.L.C.	21,384	270,541
#Poyry Oyj	2,503	30,431
Raisio P.L.C.	13,958	55,751
#Ramirent Oyj	5,095	57,320
#*Rautaruukki Oyj Series K	4,960	98,569
#Ruukki Group Oyj	19,950	49,730
Sampo Oyj	16,901	473,273
Sanoma Oyj	9,891	223,174
Scanfil Oyj	9,299	38,661
Stockmann Oyj Abp Series A	2,666	105,753
#Stockmann Oyj Abp Series B	2,901	103,043
Stora Enso Oyj Series R	60,768	603,799

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
*Tecnomen Lifetree Oyj	19,577	$19,082
Tieto Oyj	7,471	142,881
#*Tikkurila Oyj	1,961	42,257
UPM-Kymmene Oyj	49,028	814,623
#Uponor Oyj Series A	3,962	71,058
#Vacon Oyj	453	23,627
Vaisala Oyj Series A	1,578	48,548
#Wartsila Corp. Oyj Series B	4,107	288,014
Yit Oyj	12,506	302,352

TOTAL FINLAND		7,480,547

FRANCE — (6.3%)
ABC Arbitrage SA	4,641	45,534
Accor SA	1,453	59,628
Aeroports de Paris SA	371	31,527
*Air France-KLM SA	13,938	254,481
*Alcatel-Lucent SA	29,921	105,191
*Alcatel-Lucent SA Sponsored ADR	25,100	87,097
Alstom SA	1,356	68,481
ALTEN SA	4,315	144,332
#*Altran Technologies SA	25,987	111,594
April Group SA	1,611	48,433
#*Archos SA	3,060	17,608
Arkema SA	6,821	440,764
*Artprice.com SA	2,054	27,239
Assystem SA	1,977	36,513
*Atari SA	4,540	24,171
*Atos Origin SA	9,222	426,766
Audika SA	1,518	37,125
AXA SA	12,909	235,422
AXA SA Sponsored ADR	14,588	265,939
*Beneteau SA	4,684	100,688
#*BioAlliance Pharma SA	1,771	14,979
bioMerieux SA	175	16,871
BNP Paribas SA	15,171	1,109,697
Boiron SA	582	22,011
Bonduelle SCA	541	48,493
Bongrain SA	1,358	109,455
#Bourbon SA	3,661	166,844
*Boursorama SA	3,388	41,234
Bouygues SA	2,157	95,401
*Bull SA	15,005	71,082
Canal Plus SA	10,401	76,695
Capgemini SA	6,863	350,346
Casino Guichard Perrachon SA	2,867	269,731
Cegedim SA	267	16,750
CEGID Group SA	622	20,933
Christian Dior SA	599	86,685
Cie de Saint-Gobain SA	16,388	769,950
#*Cie Generale de Geophysique-Veritas SA Sponsored ADR	16,300	379,627
Cie Generale des Establissements Michelin SA Series B	8,962	716,085
Cie Generale D’Optique Essilor Intenational SA	884	59,080
Ciments Francais SA	1,165	107,421
*Club Mediterranee SA	2,114	41,386
CNP Assurances SA	9,044	180,732
Credit Agricole SA	15,411	252,751
Danone SA	1,099	69,683
Dassault Systemes SA	955	73,309
Delachaux SA	1,409	115,069
#*Derichebourg SA	16,609	82,195
*Devoteam SA	983	27,137

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Edenred SA	1,453	$30,436
#EDF Energies Nouvelles SA	842	36,562
Eiffage SA	621	30,701
Electricite de Strasbourg SA	88	14,056
Entrepose Contracting SA	230	26,669
Eramet SA	99	34,368
Esso S.A.F.	391	52,542
Establissements Maurel et Prom SA	9,531	140,559
*Etam Developpement SA	588	27,968
*Euler Hermes SA	2,397	225,757
*Euro Disney SCA	949	5,549
#*Eurofins Scientific SA	422	26,153
*European Aeronautic Defence & Space Co. SA	17,110	450,105
#Eutelsat Communications SA	2,295	86,377
Faiveley Transport SA	946	79,987
*Faurecia SA	1,619	43,920
Fimalac SA	796	34,257
*Flo Groupe SA	2,320	14,779
France Telecom SA	5,563	133,475
France Telecom SA Sponsored ADR	3,032	72,434
*GameLoft SA	6,034	37,522
GDF Suez SA	14,890	594,962
Gemalto NV	5,350	243,823
*GFI Informatique SA	7,854	33,693
GIFI SA	800	62,393
GL Events SA	2,268	78,833
Groupe Eurotunnel SA	35,592	354,082
Groupe Steria SCA	3,345	90,197
Guerbet SA	89	9,543
Guyenne et Gascogne SA	634	69,999
*Haulotte Group SA	3,182	41,317
Havas SA	36,122	190,326
#Hermes International SA	280	59,474
#*Hi-Media SA	2,302	11,361
#Iliad SA	182	20,503
Imerys SA	2,826	168,843
*IMS International Metal Service SA	1,087	19,178
Ingenico SA	6,541	197,432
Ipsos SA	2,404	115,892
*JCDecaux SA	5,664	166,366
#*Kaufman & Broad SA	229	6,582
Korian SA	1,620	38,465
Lafarge SA	8,284	473,727
Lagardere SCA	11,421	487,924
#Laurent-Perrier SA	548	61,690
*LDC SA	210	20,188
Legrand SA	2,723	105,145
Lisi SA	346	24,334
#LVL Medical Groupe SA	168	3,817
M6 Metropole Television SA	2,311	56,571
Maisons France Confort SA	139	6,056
#*Manitou BF SA	3,827	80,752
Manutan International SA	234	15,711
*Meetic SA	1,397	41,734
Mersen SA	4,086	179,329
*Natixis SA	99,455	610,956
Naturex SA	137	8,316
#Neopost SA	1,237	102,756
Nexans SA	3,461	246,862
Nexity SA	3,044	135,164
#*NicOx SA	52,465	186,822

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Norbert Dentressangle SA	904	$73,605
NRJ Group SA	3,822	40,025
*Oeneo SA	4,862	14,001
#Orpea SA	4,069	205,182
#*PagesJaunes Groupe SA	3,741	41,242
*Parrot SA	206	5,279
Pernod-Ricard SA	1,856	164,971
*Peugeot SA	14,681	587,256
Pierre & Vacances SA	1,062	77,340
Plastic Omnium SA	1,286	77,862
PPR SA	3,639	598,519
Publicis Groupe SA	1,966	97,937
Rallye SA	4,366	170,785
*Recylex SA	4,509	40,935
#Remy Cointreau SA	1,704	119,987
*Renault SA	11,104	619,901
*Rexel SA	19,197	362,541
*Rhodia SA	4,862	135,549
Robertet SA	246	36,333
Rubis SA	844	93,578
*Sa des Ciments Vicat SA	912	71,619
Safran SA	9,351	296,664
Saft Groupe SA	3,925	150,011
SAMSE SA	40	3,496
Sanofi-Aventis SA	3,769	264,064
*Sanofi-Aventis SA ADR	880	30,897
*Sartorius Stedim Biotech SA	1,037	47,584
Schneider Electric SA	2,313	328,635
SCOR SE	17,640	433,737
SEB SA	3,089	296,195
*Seche Environnement SA	629	50,744
Sechilienne SA	847	24,611
SeLoger.com SA	1,676	84,130
*Sequana SA	5,182	75,121
SES SA	3,759	96,534
Societe BIC SA	1,862	165,278
Societe Generale Paris SA	10,388	622,916
Societe Marseillaise du Tunnel Prado Carenage SA	200	7,107
Societe Television Francaise 1 SA	5,469	89,638
Sodexo SA	724	47,118
#*Soitec SA	21,495	221,891
Somfy SA	303	66,490
Sopra Group SA	565	47,067
Stallergenes SA	707	60,260
Stef-TFE SA	1,194	66,505
STMicroelectronics NV	42,736	374,760
#STMicroelectronics NV ADR	20,800	182,832
Sucriere de Pithiviers Le Vieil SA	11	10,707
*Sword Group SA	1,042	38,392
Synergie SA	2,662	70,417
Technip SA	2,861	241,021
Teleperformance SA	4,781	151,084
Thales SA	2,203	89,895
#*Theolia SA	11,760	20,748
Total SA	5,026	273,586
#Total SA Sponsored ADR	3,100	168,888
*Transgene SA	1,632	35,202
*Trigano SA	3,671	94,570
#*UbiSoft Entertainment SA	8,826	114,986
#Union Financiere de France Banque SA	730	31,429
*Valeo SA	5,658	305,840

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Vallourec SA	1,238	$128,721
Viel et Compagnie SA	9,940	39,995
#Vilmorin & Cie SA	983	104,482
Vinci SA	3,741	200,598
Virbac SA	612	98,497
Vivendi SA	19,425	555,073
VM Materiaux SA	25	1,549
Zodiac Aerospace SA	3,640	257,393

TOTAL FRANCE		25,787,264

GERMANY — (5.1%)
*Aareal Bank AG	5,698	139,112
Adidas-Salomon AG	3,414	222,361
*ADVA AG Optical Networking	8,160	66,213
#*Air Berlin P.L.C.	9,292	43,971
#Aixtron AG	1,578	51,385
Allianz SE	4,301	538,665
Allianz SE Sponsored ADR	11,988	150,210
Amadeus Fire AG	140	5,401
#Asian Bamboo AG	1,190	61,092
Augusta Technologie AG	1,775	36,693
#Aurubis AG	6,210	320,170
Axel Springer AG	1,016	151,017
Baader Bank AG	174	763
#*Balda AG	4,364	38,201
Bauer AG	1,790	82,469
Bayer AG	1,785	133,834
Bayerische Motoren Werke AG	8,606	616,813
BayWa AG	1,726	72,108
Bechtle AG	1,815	67,631
Beiersdorf AG	263	17,211
*Bertrandt AG	498	32,326
Bilfinger Berger SE	3,408	249,815
Biotest AG	376	20,247
*Borussia Dortmund GmbH & Co. KGaA	13,961	32,990
Carl Zeiss Meditec AG	3,515	60,858
Celesio AG	2,505	59,946
CENIT AG	1,384	10,129
*Centrotec Sustainable AG	1,644	38,777
#*Centrotherm Photovoltaics AG	1,404	57,808
Cewe Color Holding AG	786	33,545
Comdirect Bank AG	3,526	34,903
#*Commerzbank AG	48,051	433,077
#*Constantin Medien AG	11,950	27,222
CropEnergies AG	2,546	17,295
CTS Eventim AG	786	43,766
*Curanum AG	1,535	4,895
DAB Bank AG	711	4,210
*Daimler AG	10,656	704,185
*Delticom AG	800	63,733
*Demag Cranes AG	2,568	128,012
Deutsche Bank AG	30,792	1,782,241
*Deutsche Beteiligungs AG	2,146	62,051
Deutsche Boerse AG	1,211	85,479
*Deutsche Lufthansa AG	21,721	464,341
Deutsche Post AG	26,899	501,411
*Deutsche Postbank AG	8,243	286,925
Deutsche Telekom AG	13,469	194,930
Deutsche Telekom AG Sponsored ADR	26,160	376,966
*Deutz AG	17,349	148,444
#*Dialog Semiconductor P.L.C.	3,072	55,987

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Douglas Holding AG	5,046	$281,675
Drillisch AG	10,745	92,079
*Duerr AG	505	15,319
E.ON AG	18,237	571,841
Eckert & Ziegler AG	837	29,935
Elexis AG	786	13,210
*Elmos Semiconductor AG	1,774	20,061
#ElreingKlinger AG	2,547	85,135
*Epigenomics AG	5,500	17,219
*Euromicron AG	463	15,040
*Evotec AG	18,777	62,666
Fielmann AG	103	10,444
Fraport AG	2,352	149,204
Freenet AG	17,495	223,242
Fresenius Medical Care AG & Co KGaA ADR	900	57,276
Fresenius SE	402	35,452
GEA Group AG	11,548	301,458
#Generali Deutschland Holding AG	2,193	286,871
*Gerresheimer AG	5,778	228,114
Gerry Weber International AG	1,050	49,941
Gesco AG	228	14,007
GFK SE	1,582	65,970
#Gildemeister AG	6,863	122,319
Grenkeleasing AG	926	49,191
*H&R WASAG AG	1,202	35,748
#Hamburger Hafen und Logistik AG	933	40,821
Hannover Rueckversicherung AG	5,494	276,743
#*Heidelberger Druckmaschinen AG	34,965	160,867
Heidelberger Zement AG	5,827	306,898
Henkel AG & Co. KGaA	1,143	56,643
#Hochtief AG	1,845	159,863
*Homag Group AG	168	3,610
Indus Holding AG	2,535	67,410
*Infineon Technologies AG	4,261	33,664
*Infineon Technologies AG ADR	88,444	694,285
Interseroh SE	497	26,249
*IVG Immobilien AG	15,461	118,661
*Jenoptik AG	7,332	48,927
K&S AG	1,066	74,161
Kizoo AG	1,753	21,622
*Kloeckner & Co. SE	12,016	269,394
*Koenig & Bauer AG	371	7,443
Kontron AG	10,320	100,242
#*Krones AG	2,060	114,355
KSB AG	37	28,832
*Kuka AG	4,102	85,152
KWS Saat AG	236	42,161
Lanxess AG	6,296	437,598
*Leoni AG	4,984	181,886
Linde AG	1,001	144,088
#Loewe AG	2,395	21,203
LPKF Laser & Electronics AG	494	9,718
MAN SE	3,183	350,204
*Manz Automation AG	437	32,655
#*Medigene AG	6,077	14,958
Medion AG	3,623	57,253
*Merck KGaA	599	49,872
Metro AG	1,104	77,379
MLP AG	4,753	50,510
*Morphosys AG	2,345	55,867
MTU Aero Engines Holding AG	3,629	218,937

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Muehlbauer Holding & Co. AG	110	$4,287
Munchener Rueckversicherungs-Gesellschaft AG	1,851	289,313
MVV Energie AG	320	13,052
#*Nordex SE	5,713	55,310
OHB Technology AG	406	7,363
#*Paion AG	2,436	8,756
*Patrizia Immobilien AG	4,873	24,829
Pfeiffer Vacuum Technology AG	740	70,769
#*Pfleiderer AG	6,234	31,652
*Phoenix Solar AG	894	34,820
*PNE Wind AG	11,127	25,526
Porsche Automobil Holding SE	3,520	180,179
#Praktiker Bau-und Heimwerkermaerkte Holding AG	6,571	62,308
Puma AG Rudolf Dassler Sport	203	66,886
#*Q-Cells SE	11,748	50,293
*QIAGEN NV	5,086	96,199
*QSC AG	16,029	40,905
R. Stahl AG	325	12,230
Rational AG	372	82,516
*Repower Systems AG	51	8,416
Rheinmetall AG	3,053	220,177
Rhoen-Klinikum AG	8,882	208,110
*Roth & Rau AG	2,089	49,117
Salzgitter AG	3,706	265,651
#*SGL Carbon SE	8,682	321,934
#*Singulus Technologies AG	11,846	55,008
Sixt AG	701	27,171
#*SKW Stahl-Metallurgie Holding AG	282	6,853
#*Sky Deutschland AG	75,365	121,016
Software AG	1,142	159,911
#*Solar Millennium AG	2,702	74,345
#*Solarworld AG	15,913	230,651
#*Solon SE	2,458	10,389
Stada Arzneimittel AG	5,750	177,227
Stratec Biomedical Systems AG	386	14,523
Suedzucker AG	6,185	145,776
Symrise AG	5,966	181,732
*TAG Immobilien AG	1,680	14,082
Takkt AG	774	10,205
Telegate AG	577	5,529
ThyssenKrupp AG	11,447	420,754
*Tipp24 SE	290	11,645
Tognum AG	3,370	82,058
#*TUI AG	23,032	269,218
United Internet AG	4,184	75,114
*Verbio AG	1,930	12,658
#*Versatel AG	311	1,746
Volkswagen AG	310	40,640
#Vossloh AG	1,027	119,680
*VTG AG	1,420	27,771
Wacker Chemie AG	249	51,378
*Wacker Neuson SE	2,164	39,770
*Washtec AG	5,709	66,118
Wincor Nixdorf AG	942	68,909
#Wirecard AG	5,519	82,288
*XING AG	84	3,690
Zhongde Waste Technology AG	700	12,891

TOTAL GERMANY		20,956,726

GREECE — (0.7%)
*Agricultural Bank of Greece S.A.	21,792	26,321

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	13,244	$23,222
*Alpha Bank A.E.	48,420	319,861
*Anek Lines S.A.	15,821	4,613
*Attica Bank S.A.	7,104	10,181
Bank of Cyprus Public Co., Ltd. S.A.	13,345	62,184
Bank of Greece S.A.	2,164	97,007
#Coca-Cola Hellenic Bottling Co. S.A. ADR	1,600	40,704
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	22,441	24,352
*EFG Eurobank Ergasias	35,968	222,003
Ellaktor S.A.	25,218	116,974
*Emporiki Bank of Greece S.A.	2,580	7,057
EYDAP Athens Water Supply & Sewage Co. S.A.	3,597	24,201
Folli-Follie S.A.	1,660	40,347
*Forthnet S.A.	10,853	9,497
Fourlis Holdings S.A.	6,512	62,062
Frigoglass S.A.	2,761	37,287
GEK Terna S.A.	10,645	57,951
*Geniki Bank S.A.	1,024	3,775
Hellenic Exchanges S.A.	7,235	57,350
Hellenic Petroleum S.A.	13,659	109,402
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	4,500	17,955
Heracles General Cement Co. S.A.	2,107	13,784
Iaso S.A.	4,628	11,211
*Intracom Holdings S.A.	16,398	12,982
Intralot SA-Integrated Lottery Systems & Services S.A.	18,958	82,891
J&P-Avax S.A.	1,561	3,082
*JUMBO S.A.	7,257	55,932
*Lamda Development S.A.	2,665	14,832
Marfin Investment Group S.A.	133,808	150,679
Marfin Popular Bank Public Co., Ltd. S.A.	24,689	50,796
Metka S.A.	4,725	56,723
Michaniki S.A.	4,019	2,457
Motor Oil (Hellas) Corinth Refineries S.A.	5,861	64,328
*Mytilineos Holdings S.A.	13,806	84,532
*National Bank of Greece S.A.	13,936	152,967
*National Bank of Greece S.A. ADR	41,442	93,659
OPAP S.A.	1,860	35,040
#*Piraeus Bank S.A.	40,888	212,345
*Proton Bank S.A.	1,750	2,285
Public Power Corp. S.A.	2,464	41,234
Sarantis S.A.	1,038	5,468
*Sidenor Steel Products Manufacturing Co. S.A.	7,296	25,825
*Teletypos S.A. Mega Channel	1,037	4,610
Terna Energy S.A.	4,884	20,983
Titan Cement Co. S.A.	5,750	122,982
*TT Hellenic Postbank S.A.	13,133	70,290
*Viohalco S.A.	13,717	77,525

TOTAL GREECE		2,843,748

HONG KONG — (2.6%)
AAC Acoustic Technologies Holdings, Inc.	8,000	19,429
*ABC Communications Holdings, Ltd.	74,000	12,357
Alco Holdings, Ltd.	26,000	11,260
Allied Group, Ltd.	6,000	22,262
Allied Properties, Ltd.	650,540	134,707
*Apac Resources, Ltd.	820,000	53,015
*APT Satellite Holdings, Ltd.	52,000	18,091
#*Artel Solutions Group Holdings, Ltd.	525,000	29,156
Asia Financial Holdings, Ltd.	98,000	41,939
Asia Satellite Telecommunications Holdings, Ltd.	27,000	48,386
Asia Standard International Group, Ltd.	230,000	42,559

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Associated International Hotels, Ltd.	4,000	$8,431
Aupu Group Holding Co., Ltd.	138,000	24,757
Bank of East Asia, Ltd.	26,869	115,372
*Bel Global Resources Holdings, Ltd.	610,000	13,062
*Birmingham International Holdings, Ltd.	326,000	8,583
BOC Hong Kong Holdings, Ltd.	9,000	28,249
Bonjour Holdings, Ltd.	168,000	28,397
Bossini International Holdings, Ltd.	160,000	16,965
*Burwill Holdings, Ltd.	452,000	25,103
C C Land Holdings, Ltd.	209,000	80,309
Cafe de Coral Holdings, Ltd.	8,000	22,524
*Capital Estate, Ltd.	456,500	23,604
Cathay Pacific Airways, Ltd.	29,000	78,134
CCT Telecom Holdings, Ltd.	6,000	882
Century City International Holdings, Ltd.	145,200	11,606
Century Sunshine Group Holdings, Ltd.	200,000	7,871
*Chaoyue Group, Ltd.	15,000	1,124
Cheung Kong Holdings, Ltd.	16,000	245,008
Cheung Kong Infrastructure Holdings, Ltd.	11,000	45,998
Chevalier International Holdings, Ltd.	20,000	21,672
Chevalier Pacific Holdings, Ltd.	160,000	6,007
*China Boon Holdings, Ltd.	300,000	16,061
*China Energy Development Holdings, Ltd.	232,000	14,243
*China Flavors & Fragrances Co., Ltd.	16,082	4,139
*China Mandarin Holdings, Ltd.	4,256,000	21,852
China Metal International Holdings, Ltd.	162,000	41,489
*China Ocean Shipbuilding Industry Group, Ltd.	125,000	2,979
*China Pipe Group, Ltd.	2,320,000	23,047
*China Public Procurement, Ltd.	148,000	12,984
*China Renji Medical Group, Ltd.	1,318,000	10,202
*China Solar Energy Holdings, Ltd.	640,000	14,860
*China Sonangol Resources Enterprise, Ltd.	28,000	5,401
*China Strategic Holdings, Ltd.	295,000	10,292
China Sunshine Paper Holdings Co., Ltd.	12,000	7,272
China Taisan Technology Group Holdings, Ltd.	69,000	10,983
*China Timber Resources Group, Ltd.	1,100,000	14,891
China Ting Group Holdings, Ltd.	162,000	26,591
#*China WindPower Group, Ltd.	260,000	26,883
*China Yunnan Tin Minerals Group, Ltd.	1,328,000	15,783
*Chinasoft International, Ltd.	60,000	16,984
#Chong Hing Bank, Ltd.	8,000	19,814
Chow Sang Sang Holdings, Ltd.	40,000	105,319
Chu Kong Shipping Development Co., Ltd.	36,000	7,999
*Chuang’s China Investments, Ltd.	375,000	25,249
Chuang’s Consortium International, Ltd.	262,243	33,930
Citic 1616 Holdings, Ltd.	103,000	35,685
*CK Life Sciences International Holdings, Inc.	648,000	38,525
*CNT Group, Ltd.	406,000	18,378
Continental Holdings, Ltd.	640,000	14,206
*CP Lotus Corp.	260,000	8,733
Cross-Harbour Holdings, Ltd. (The)	7,000	5,990
CSI Properties, Ltd.	1,340,000	36,574
*Culture Landmark Investment, Ltd.	792,000	24,934
Dah Sing Banking Group, Ltd.	35,600	60,962
Dah Sing Financial Holdings, Ltd.	17,600	122,385
*Dan Form Holdings Co., Ltd.	104,000	13,958
*DBA Telecommunication Asia Holdings, Ltd.	76,000	14,144
*Dejin Resources Group Co., Ltd.	134,000	4,508
Dickson Concepts International, Ltd.	16,000	13,597
Eagle Nice International Holdings, Ltd.	84,000	29,182
EcoGreen Fine Chemicals Group, Ltd.	2,000	724

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Emperor Entertainment Hotel, Ltd.	25,000	$4,261
Emperor International Holdings, Ltd.	54,000	11,648
Emperor Watch & Jewellery, Ltd.	50,000	7,183
*EPI Holdings, Ltd.	2,180,000	22,794
Esprit Holdings, Ltd.	4,567	24,501
*eSun Holdings, Ltd.	198,000	25,543
EVA Precision Industrial Holdings, Ltd.	38,000	31,708
#Far East Consortium International, Ltd.	131,000	35,715
#First Pacific Co., Ltd.	211,200	195,711
*Fountain SET Holdings, Ltd.	134,000	23,898
*Foxconn International Holdings, Ltd.	103,000	76,220
*Frasers Property China, Ltd.	124,000	3,079
Fubon Bank Hong Kong, Ltd.	30,000	13,833
*Galaxy Entertainment Group, Ltd.	302,000	284,524
*Genting Hong Kong, Ltd.	400,000	183,128
Get Nice Holdings, Ltd.	162,000	10,278
Giordano International, Ltd.	242,000	145,416
*Global Green Tech Group, Ltd.	198,000	3,457
#Glorious Sun Enterprises, Ltd.	122,000	55,561
*Golden Resorts Group, Ltd.	776,000	33,562
Golden Resources Development International, Ltd.	90,000	6,637
*Goldin Properties Holdings, Ltd.	86,000	48,387
Great Eagle Holdings, Ltd.	37,788	113,233
Guangnan Holdings, Ltd.	194,000	43,810
Hang Lung Group, Ltd.	36,000	239,625
Hang Ten Group Holdings, Ltd.	116,000	21,524
*Hannstar Board International Holdings, Ltd.	152,000	27,955
Harbour Centre Development, Ltd.	29,000	35,163
Henderson Land Development Co., Ltd.	11,066	78,872
HKR International, Ltd.	86,400	44,366
Hon Kwok Land Investment Co., Ltd.	62,000	22,828
Hong Kong & Shanghai Hotels, Ltd.	79,500	140,230
Hong Kong Ferry Holdings, Ltd.	24,000	23,592
Hong Kong Resources Holdings Co., Ltd.	137,700	23,692
*Hongkong Chinese, Ltd.	36,000	5,073
Hopewell Holdings, Ltd.	58,000	183,091
Huafeng Group Holdings, Ltd.	228,000	13,985
Hung Hing Printing Group, Ltd.	150,000	47,046
#*Huscoke Resources Holdings, Ltd.	832,000	51,564
*Hutchison Harbour Ring, Ltd.	180,000	19,988
Hutchison Telecommunications Hong Kong Holdings, Ltd.	36,000	11,152
Hutchison Whampoa, Ltd.	28,000	276,896
*I-Cable Communications, Ltd.	100,000	14,214
*IDT International, Ltd.	434,000	11,262
#Industrial & Commercial Bank of China Asia, Ltd.	36,718	136,176
IT, Ltd.	136,000	114,728
*Jackin International Holdings, Ltd.	156,000	6,784
*Jinhui Holdings, Ltd.	41,000	12,776
*Jiuzhou Development Co., Ltd.	178,000	15,890
*JLF Investment Co., Ltd.	120,000	9,316
Johnson Electric Holdings, Ltd.	266,000	140,147
K Wah International Holdings, Ltd.	98,000	36,920
Kam Hing International Holdings, Ltd.	28,000	4,934
Kantone Holdings, Ltd.	420,000	7,912
Keck Seng Investments	48,000	25,092
Kerry Properties, Ltd.	33,500	186,106
Kin Yat Holdings, Ltd.	12,000	4,597
*King Stone Energy Group, Ltd.	980,000	29,711
*Kiu Hung Energy Holdings, Ltd.	390,000	17,213
*Kowloon Development Co., Ltd.	94,000	104,514
*Lai Sun Development Co., Ltd.	1,720,000	45,637

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Lai Sun Garment International, Ltd.	138,000	$12,655
Le Saunda Holdings, Ltd.	62,000	36,942
Lerado Group Holdings Co., Ltd.	70,000	13,279
Li Heng Chemical Fibre Technologies, Ltd.	125,000	20,915
Lifestyle International Holdings, Ltd.	18,000	42,220
Lippo China Resources, Ltd.	250,000	7,593
Lippo, Ltd.	17,000	6,486
Liu Chong Hing Investment, Ltd.	16,000	18,740
Luk Fook Holdings International, Ltd.	22,000	54,155
*Lung Cheong International Holdings, Ltd.	324,000	14,489
Lung Kee (Bermuda) Holdings, Ltd.	38,000	22,114
Man Yue International Holdings, Ltd.	42,000	12,620
*Mei Ah Entertainment Group, Ltd.	600,000	12,621
#*Melco International Development, Ltd.	82,000	46,955
Midland Holdings, Ltd.	36,000	36,360
*Ming Fung Jewellery Group, Ltd.	336,000	31,706
Miramar Hotel & Investment Co., Ltd.	18,000	21,107
*Mongolia Energy Corp., Ltd.	63,000	24,204
#MTR Corp., Ltd.	5,025	19,178
#Neo-Neon Holdings, Ltd.	64,000	38,991
*New Times Energy Corp, Ltd.	1,338,000	41,794
New World Development Co., Ltd.	120,272	238,058
Neway Group Holdings, Ltd.	900,000	38,365
Newocean Green Energy Holdings, Ltd.	106,000	26,155
*Next Media, Ltd.	62,000	9,202
*North Asia Resources Holdings, Ltd.	95,000	16,825
NWS Holdings, Ltd.	68,004	160,623
*Orange Sky Golden Harvest Entertainment Holdings, Ltd.	185,000	12,416
*Orient Overseas International, Ltd.	22,000	193,481
Oriental Watch Holdings, Ltd.	110,000	56,925
Overseas Chinese Town Asia Holdings, Ltd.	18,000	9,654
*Pacific Andes International Holdings, Ltd.	207,308	36,214
Pacific Basin Shipping, Ltd.	245,000	179,388
Pacific Century Premium Developments, Ltd.	45,000	8,604
Paliburg Holdings, Ltd.	108,000	38,102
Pan Asia Environmental Protection Group, Ltd.	78,000	16,914
PCCW, Ltd.	167,000	63,687
*Pearl Oriental Innovation, Ltd.	149,000	29,987
Pico Far East Holdings, Ltd.	40,000	7,862
*PNG Resources Holdings, Ltd.	944,000	38,966
*Polytec Asset Holdings, Ltd.	415,000	72,290
*PT Indofood CBP Sukses Makmur Tbk	844	538
Public Financial Holdings, Ltd.	48,000	32,038
*PYI Corp., Ltd.	992,000	37,276
Regal Hotels International Holdings, Ltd.	172,000	68,461
*Rising Development Holdings, Ltd.	74,000	18,062
Royale Furniture Holdings, Ltd.	52,000	18,933
*Samling Global, Ltd.	508,000	40,746
Sea Holdings, Ltd.	62,000	41,558
Shangri-La Asia, Ltd.	68,000	153,852
#Shenyin Wanguo, Ltd.	50,000	25,691
*Shougang Concord Grand Group, Ltd.	184,000	13,339
*Shougang Concord Technology Holdings, Ltd.	130,000	7,738
Shui On Construction & Materials, Ltd.	26,000	31,944
Shun Tak Holdings, Ltd.	150,000	99,116
Sing Tao News Corp., Ltd.	124,000	39,263
*Singamas Container Holdings, Ltd.	340,000	76,917
Sino Land Co., Ltd.	74,464	155,346
*Sino Prosper State Gold Resources Holdings, Ltd.	560,000	28,640
*Sino-Tech International Holdings, Ltd.	400,000	21,449
*Sinotel Technologies, Ltd.	90,000	23,393

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Smartone Telecommunications Holdings, Ltd.	32,500	$46,171
Solomon Systech International, Ltd.	88,000	5,686
South China (China), Ltd.	480,000	32,613
Stella International Holdings, Ltd.	20,000	42,055
Sun Hung Kai & Co., Ltd.	61,161	46,331
Sun Hung Kai Properties, Ltd.	10,000	171,374
*Superb Summit International Timber Co., Ltd.	313,000	16,032
*Sustainable Forest Holdings, Ltd.	127,500	5,695
*Tack Hsin Holdings, Ltd.	48,000	11,139
Tai Cheung Holdings, Ltd.	75,000	52,822
TaiFook Securities Group, Ltd.	28,270	21,679
Techtronic Industries Co., Ltd.	226,500	229,702
*Texhong Textile Group, Ltd.	42,000	33,217
Texwinca Holdings, Ltd.	18,000	19,629
#*Titan Petrochemicals Group, Ltd.	1,300,000	107,647
*Tomorrow International Holdings, Ltd.	390,000	24,815
Tongda Group Holdings, Ltd.	1,070,000	47,865
*Town Health International Investments, Ltd.	76,000	11,384
Transport International Holdings, Ltd.	20,400	65,953
*TSC Offshore Group, Ltd.	45,000	8,369
#United Laboratories International Holdings, Ltd. (The)	98,000	186,431
*Value Convergence Holdings, Ltd.	112,000	33,733
Value Partners Group, Ltd.	13,000	10,266
*Vantage International Holdings, Ltd.	90,000	10,210
Varitronix International, Ltd.	81,000	31,001
Victory City International Holdings, Ltd.	43,094	10,891
Vitasoy International Holdings, Ltd.	100,000	87,262
*Vongroup, Ltd.	175,000	2,406
*VST Holdings, Ltd.	62,000	15,871
#Vtech Holdings, Ltd.	3,000	31,309
Water Oasis Group, Ltd.	104,000	16,774
Wharf Holdings, Ltd.	38,000	250,201
Wheelock & Co., Ltd.	42,000	148,038
Win Hanverky Holdings, Ltd.	100,000	16,390
Wing Hang Bank, Ltd.	7,000	81,818
Wing On Company International, Ltd.	30,000	55,291
Wing Tai Properties, Ltd.	124,000	44,790
*Winteam Pharmaceutical Group, Ltd.	200,000	28,385
Xingye Copper International Group, Ltd.	61,000	16,334
Xinyi Glass Holdings, Ltd.	76,000	60,503
YGM Trading, Ltd.	2,000	4,615
Yue Yuen Industrial Holdings, Ltd.	24,000	86,085
Yugang International, Ltd.	1,900,000	20,106

TOTAL HONG KONG		10,745,239

IRELAND — (0.7%)
*Aer Lingus Group P.L.C.	61,198	97,840
*Allied Irish Banks P.L.C.	61,456	29,186
*Anglo Irish Bank Corp. P.L.C.	105,210	31,776
Bank of Ireland P.L.C. Sponsored ADR	47,310	145,715
C&C Group P.L.C.	38,554	178,735
CRH P.L.C.	8,359	144,388
#CRH P.L.C. Sponsored ADR	19,235	339,882
DCC P.L.C.	14,241	411,564
*Dragon Oil P.L.C.	41,441	296,933
*Elan Corp. P.L.C.	4,564	25,328
*Elan Corp. P.L.C. Sponsored ADR	8,300	45,235
FBD Holdings P.L.C.	4,599	39,274
Glanbia P.L.C.	6,572	31,099
*Governor & Co. of the Bank of Ireland P.L.C. (The)	17	13
Grafton Group P.L.C.	33,639	143,605

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
IRELAND — (Continued)
*Greencore Group P.L.C.	67,336	$102,234
*Independent News & Media P.L.C.	1,274	1,092
*James Hardie Industries SE	2,812	14,904
*Kenmare Resources P.L.C.	71,237	22,644
Kerry Group P.L.C.	5,072	186,656
Kingspan Group P.L.C.	24,842	207,739
Paddy Power P.L.C.	3,568	144,021
*Smurfit Kappa Group P.L.C.	19,430	208,002
*United Drug P.L.C.	41,528	131,720

TOTAL IRELAND		2,979,585

ISRAEL — (0.7%)
*Africa Israel Investments, Ltd.	4,833	33,740
*Alon Holdings Blue Square, Ltd.	1,554	14,121
*Alvarion, Ltd.	5,092	13,197
*Bank Hapoalim B.M.	103,202	467,663
*Bank Leumi Le-Israel B.M.	66,474	305,884
Bezeq Israeli Telecommunication Corp., Ltd.	18,103	47,591
Cellcom Israel, Ltd.	515	17,305
Clal Industries & Investments, Ltd.	8,743	65,538
*Clal Insurance Enterprise Holdings, Ltd.	2,210	59,374
DS Apex Holdings, Ltd.	436	2,836
*El Al Israel Airlines	20,167	7,491
*Elbit Medical Imaging, Ltd.	1,183	16,811
Elbit Systems, Ltd.	879	46,675
Electra (Israel), Ltd.	122	12,778
*Elron Electronic Industries, Ltd.	1,825	10,292
*EZchip Semiconductor, Ltd.	1,999	49,400
First International Bank of Israel, Ltd.	3,089	43,527
*Frutarom Industries, Ltd.	4,837	48,351
*Fundtech, Ltd.	234	3,244
Granite Hacarmel Investments, Ltd.	12,581	27,927
*Hadera Paper, Ltd.	183	15,702
Harel Insurance Investments & Finances, Ltd.	1,188	67,463
*Hot Telecommunications Systems, Ltd.	3,182	41,952
Israel Chemicals, Ltd.	5,296	80,827
*Israel Discount Bank, Ltd.	34,192	69,371
*Ituran Location & Control, Ltd.	2,289	34,672
*Jerusalem Oil Exploration	298	7,142
*Makhteshim-Agan Industries, Ltd.	14,615	73,743
*Mellanox Technologies, Ltd.	1,981	44,847
*Menorah Mivtachim Holdings, Ltd.	3,087	41,418
*Migdal Insurance & Financial Holding, Ltd.	30,975	64,329
Mizrahi Tefahot Bank, Ltd.	9,312	86,931
*Naphtha Israel Petroleum Corp., Ltd.	3,799	18,447
NetVision, Ltd.	630	8,059
*NICE Systems, Ltd. Sponsored ADR	3,569	119,526
*Oil Refineries, Ltd.	67,422	40,068
*Ormat Industries, Ltd.	8,240	65,385
Partner Communications Co., Ltd.	1,214	24,653
*Paz Oil Co., Ltd.	131	20,675
*Phoenix Holdings, Ltd. (The)	6,107	21,100
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	783	21,326
*Retalix, Ltd.	1,391	17,340
Scailex Corp, Ltd.	614	11,888
Shikun & Binui, Ltd.	7,280	17,733
*Suny Electronic, Ltd.	2,242	25,313
Super-Sol, Ltd. Series B	3,148	19,314
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	12,719	660,116
*Tower Semiconductor, Ltd.	9,386	12,845

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Union Bank of Israel, Ltd.	3,077	$14,833

TOTAL ISRAEL		3,040,763

ITALY — (2.6%)
A2A SpA	12,377	20,181
*ACEA SpA	5,709	68,118
Acegas-APS SpA	2,087	12,207
Actelios SpA	5,009	15,444
*Aedes SpA	131,531	38,530
Alerion Cleanpower SpA	9,673	7,073
Amplifon SpA	10,160	54,751
Ansaldo STS SpA	5,601	77,264
#*Arnoldo Mondadori Editore SpA	17,721	62,521
Ascopiave SpA	4,299	9,898
Assicurazioni Generali SpA	3,705	81,213
Astaldi SpA	8,235	60,668
Atlantia SpA	1,449	33,122
*Autogrill SpA	6,656	88,772
Azimut Holding SpA	10,087	102,876
#Banca Carige SpA	47,920	116,034
Banca Generali SpA	10,174	131,845
*Banca Intermobiliare SpA	5,208	30,324
#*Banca Monte Dei Paschi di Siena SpA	113,554	159,832
Banca Piccolo Credito Valtellinese Scarl	37,784	191,668
#Banca Popolare dell’Emilia Romagna Scrl	17,614	217,610
*Banca Popolare dell’Etruria e del Lazio Scarl	8,000	37,108
Banca Popolare di Milano Scarl	52,397	244,984
#*Banca Popolare di Sondrio Scarl	14,291	135,126
*Banca Profilo SpA	11,678	7,699
Banco di Desio e della Brianza SpA	8,503	48,815
Banco Popolare Scarl	62,079	333,638
BasicNet SpA	6,641	26,611
Benetton Group SpA	10,770	87,522
*Biesse SpA	5,368	40,641
Brembo SpA	6,992	76,815
#Bulgari SpA	4,904	52,521
#Buzzi Unicem SpA	5,909	67,978
*C.I.R. SpA - Compagnie Industriali Riunite	88,565	201,301
*Cairo Communication SpA	3,024	11,358
Caltagirone Editore SpA	9,089	22,152
Cementir Holding SpA	15,206	52,888
Credito Artigiano SpA	7,928	14,670
Credito Bergamasco SpA	474	14,201
Credito Emiliano SpA	18,680	132,824
Danieli & Co. SpA	1,971	52,012
*Datalogic SpA	2,965	21,854
Davide Campari - Milano SpA	23,376	148,262
De Longhi SpA	4,556	26,326
*DeA Capital SpA	12,751	23,253
DiaSorin SpA	3,048	125,206
*Digital Multimedia Technologies SpA	1,405	27,355
*EEMS Italia SpA	9,232	19,014
*Elica SpA	728	1,530
Engineering Ingegneria Informatica SpA	46	1,390
Eni SpA	5,441	122,518
Eni SpA Sponsored ADR	2,100	94,353
*ERG Renew SpA	7,894	9,192
ERG SpA	10,782	148,932
Esprinet SpA	3,327	33,100
#*Eurotech SpA	13,712	43,730
*Fastweb SpA	2,710	67,793

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Fiat SpA	14,447	$244,650
Finmeccanica SpA	19,240	268,861
#Fondiaria - SAI SpA	8,937	106,199
*Gemina SpA	123,796	99,412
#Geox SpA	9,550	57,471
*Gruppo Coin SpA	5,257	55,287
*Gruppo Editoriale L’Espresso SpA	25,161	66,839
Hera SpA	32,394	68,561
#Immsi SpA	21,221	26,000
*Impregilo SpA	46,467	149,059
Indesit Co. SpA	5,641	69,750
Industria Macchine Automatiche SpA	132	2,791
*Interpump Group SpA	7,628	49,751
Intesa Sanpaolo SpA	118,065	415,254
Iren SpA.	24,844	43,662
#Italcementi SpA	10,562	89,079
Italmobiliare SpA	1,432	50,702
*Juventus Football Club SpA	3,670	4,688
#*Kerself SpA	3,071	13,559
*KME Group SpA	24,267	11,245
#Landi Renzo SpA	8,045	38,936
Lottomatica SpA	1,632	27,245
Luxottica Group SpA Sponsored ADR	300	8,826
Maire Tecnimont SpA	76,000	328,693
MARR SpA	1,671	18,152
Mediaset SpA	15,919	117,533
*Mediobanca SpA	6,076	62,985
#Mediolanum SpA	3,408	16,019
Milano Assicurazioni SpA	25,444	55,027
Parmalat SpA	151,680	416,960
#Piaggio & C. SpA	25,137	91,673
#Pirelli & Co. SpA	27,466	234,674
*Poltrona Frau SpA	2,894	3,509
#*Prelios SpA	115,085	67,591
*Premafin Finanziaria SpA	24,779	37,058
Prysmian SpA	5,651	109,530
Recordati SpA	16,583	163,365
Reply SpA	296	7,064
Sabaf SpA	106	3,390
#*Safilo Group SpA	1,507	23,780
Saipem SpA	540	23,991
*Saras SpA	10,423	23,070
SAVE SpA	7,173	69,792
#*Seat Pagine Gialle SpA	356,475	65,122
*Snai SpA	9,937	39,448
Societa Iniziative Autostradali e Servizi SpA	8,046	76,126
Societe Cattolica di Assicurazoni Scrl SpA	8,272	225,085
*Sogefi SpA	1,729	5,989
Sol SpA	99	654
*Sorin SpA	63,354	154,016
*Telecom Italia Media SpA	7,081	2,698
Telecom Italia SpA	101,509	155,793
Telecom Italia SpA Sponsored ADR	32,914	502,268
Terna Rete Elettrica Nazionale SpA	11,417	52,684
Tod’s SpA	549	53,260
#Trevi Finanziaria SpA	4,862	64,631
UniCredit SpA	212,299	553,478
Unione di Banche Italiane ScpA	37,921	400,397
Unipol Gruppo Finanziario SpA	93,956	73,871
Vianini Lavori SpA	1,509	8,410

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Vittoria Assicurazioni SpA	1,738	$8,878

TOTAL ITALY		10,439,114

JAPAN — (17.2%)
77 Bank, Ltd. (The)	35,000	164,818
*A&D Co., Ltd.	2,300	10,225
Achilles Corp.	12,000	15,661
Adeka Corp.	13,900	148,170
Advantest Corp. ADR	1,800	34,200
#AEON Co., Ltd.	23,300	274,410
Ahresty Corp.	600	4,881
Ai Holdings Corp.	7,700	26,035
Aica Kogyo Co., Ltd.	5,800	65,167
Aichi Bank, Ltd. (The)	900	50,381
Aichi Corp.	10,300	36,836
Aichi Machine Industry Co., Ltd.	6,000	20,470
Aichi Steel Corp.	11,000	61,099
Aida Engineering, Ltd.	8,000	26,488
Aigan Co., Ltd.	4,200	21,347
Aiphone Co., Ltd.	1,700	24,798
Air Water, Inc.	3,000	34,957
Airport Facilities Co., Ltd.	3,300	13,000
Aisan Industry Co., Ltd.	3,600	27,030
Aisin Seiki Co., Ltd.	6,000	187,999
Ajinomoto Co., Inc.	33,000	314,491
Akita Bank, Ltd. (The)	24,000	67,675
*Alconix Corp.	1,000	21,141
Alfresa Holdings Corp.	1,200	50,453
Allied Telesis Holdings K.K.	20,700	26,801
Aloka Co., Ltd.	3,400	20,043
Alpen Co., Ltd.	1,200	18,562
Alpha Systems, Inc.	1,300	25,420
Alpine Electronics, Inc.	4,600	57,651
Alps Electric Co., Ltd.	26,400	236,550
Alps Logistics Co., Ltd.	2,000	21,571
Altech Corp.	600	4,647
Amada Co., Ltd.	31,000	203,983
Amano Corp.	7,100	58,448
Amiyaki Tei Co., Ltd.	6	17,108
Amuse, Inc.	200	2,235
#Anritsu Corp.	6,000	38,700
*AOC Holdings, Inc.	5,300	23,288
AOI Electronic Co., Ltd.	400	3,835
AOKI Holdings, Inc.	1,500	21,188
Aomori Bank, Ltd. (The)	22,000	53,569
Aoyama Trading Co., Ltd.	8,800	143,316
Aozora Bank, Ltd.	87,000	145,430
Arakawa Chemical Industries, Ltd.	2,600	27,132
Arc Land Sakamoto Co., Ltd.	1,300	13,661
Arcs Co., Ltd.	4,400	56,935
*Argo Graphics, Inc.	500	5,643
#Ariake Japan Co., Ltd.	3,200	48,412
Arisawa Manufacturing Co., Ltd.	3,400	16,686
Aronkasei Co., Ltd.	8,000	32,376
ART Corp.	1,200	18,745
As One Corp.	3,100	56,810
Asahi Breweries, Ltd.	2,000	40,339
Asahi Co., Ltd.	2,700	39,910
Asahi Diamond Industrial Co., Ltd.	3,000	52,970
Asahi Glass Co., Ltd.	14,000	134,299
Asahi Holdings, Inc.	1,100	24,186

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Asahi Kasei Corp.	20,000	$117,658
Asahi Kogyosha Co., Ltd.	2,000	8,307
#Asahi Organic Chemicals Industry Co., Ltd.	6,000	13,894
*Asahi Tec Corp.	285,000	74,406
#Asatsu-DK, Inc.	4,500	103,641
*Ashimori Industry Co., Ltd.	6,000	8,187
Asics Corp.	5,000	53,838
ASKA Pharmaceutical Co., Ltd.	5,000	31,713
Astellas Pharma, Inc.	1,000	37,202
Asunaro Aoki Construction Co., Ltd.	3,500	15,637
*Atom Corp.	4,000	10,900
Atsugi Co., Ltd.	27,000	34,221
*Autobacs Seven Co., Ltd.	3,300	123,623
Avex Group Holdings, Inc.	3,700	53,288
#Awa Bank, Ltd. (The)	24,000	163,156
Bando Chemical Industries, Ltd.	6,000	20,185
#Bank of Iwate, Ltd. (The)	2,000	84,526
Bank of Kyoto, Ltd. (The)	15,000	133,953
Bank of Nagoya, Ltd. (The)	19,000	57,486
Bank of Okinawa, Ltd. (The)	2,800	107,727
Bank of Saga, Ltd. (The)	19,000	49,983
Bank of the Ryukyus, Ltd.	6,200	71,949
Bank of Yokohama, Ltd. (The)	64,000	313,797
Belc Co., Ltd.	3,000	31,504
Belluna Co., Ltd.	2,100	10,001
Benesse Holdings, Inc.	400	19,197
#*Best Denki Co., Ltd.	10,000	28,000
Bic Camera, Inc.	104	41,303
BML, Inc.	700	17,420
Bookoff Corp.	2,500	19,435
Bridgestone Corp.	1,200	21,482
Brother Industries, Ltd.	6,400	81,702
Bunka Shutter Co., Ltd.	10,000	21,861
CAC Corp.	5,800	40,466
*Calsonic Kansei Corp.	13,000	43,622
Canon Electronics, Inc.	1,900	49,872
Canon Marketing Japan, Inc.	4,300	53,562
Cawachi, Ltd.	800	14,143
#*Cedyna Financial Corp.	12,350	17,138
Central Glass Co., Ltd.	27,000	116,281
Central Sports Co., Ltd.	500	5,193
Century Tokyo Leasing Corp.	6,900	99,544
Chiba Bank, Ltd. (The)	42,000	259,301
*Chiba Kogyo Bank, Ltd. (The)	6,400	35,578
Chino Corp.	4,000	9,183
Chiyoda Co., Ltd.	4,200	50,791
Chiyoda Corp.	2,000	16,567
Chiyoda Integre Co., Ltd.	300	3,706
Chofu Seisakusho Co., Ltd.	2,600	52,438
Chori Co., Ltd.	16,000	17,263
Chubu Shiryo Co., Ltd.	5,000	29,498
Chudenko Corp.	3,600	36,955
Chuetsu Pulp & Paper Co., Ltd.	15,000	24,433
Chugai Ro Co., Ltd.	13,000	41,224
Chugoku Bank, Ltd. (The)	9,000	104,393
Chugoku Marine Paints, Ltd.	11,000	79,677
Chukyo Bank, Ltd. (The)	18,000	53,172
Chuo Denki Kogyo Co., Ltd.	5,000	28,585
Chuo Mitsui Trust Holdings, Inc.	52,000	187,593
Chuo Spring Co., Ltd.	2,000	6,685
Circle K Sunkus Co., Ltd.	5,600	79,361

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Citizen Holdings Co., Ltd.	27,300	$156,901
CKD Corp.	7,600	53,611
Cleanup Corp.	600	3,628
CMIC Co., Ltd.	10	2,859
CMK Corp.	12,800	50,478
Coca-Cola Central Japan Co., Ltd.	2,500	31,473
Coca-Cola West Co., Ltd.	6,600	100,994
Cocokara fine, Inc.	1,700	36,852
#Colowide Co., Ltd.	4,000	20,782
Combi Corp.	500	3,928
Computer Engineering & Consulting, Ltd.	1,700	7,345
Comsys Holdings Corp.	11,100	98,520
Corona Corp.	5,500	48,328
Cosmo Oil Co., Ltd.	58,000	156,185
Credit Saison Co., Ltd.	14,200	201,409
*CSK Corp.	4,400	14,746
Cybernet Systems Co., Ltd.	35	8,993
Dai Nippon Printing Co., Ltd.	22,000	277,514
*Dai Nippon Toryo, Ltd.	29,000	27,774
Daibiru Corp.	1,700	13,136
Daicel Chemical Industries, Ltd.	22,000	152,824
Dai-Dan Co., Ltd.	4,000	17,346
Daido Metal Co., Ltd.	12,000	58,591
Daido Steel Co., Ltd.	27,000	137,583
Daidoh, Ltd.	4,600	37,021
*Daiei, Inc. (The)	8,850	32,026
Daifuku Co., Ltd.	9,500	45,131
Daihatsu Motor Co., Ltd.	3,000	40,525
Daihen Corp.	11,000	49,449
Daiichi Jitsugyo Co., Ltd.	11,000	32,492
Daiichi Sankyo Co., Ltd.	3,700	78,409
Daiken Corp.	13,000	29,895
*Daiki Aluminium Industry Co., Ltd.	1,000	3,106
Daikoku Denki Co., Ltd.	3,000	33,809
Daikokutenbussan Co., Ltd.	400	14,005
#*Daikyo, Inc.	10,000	15,533
Dainichi Co., Ltd.	800	5,066
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	10,000	42,159
#*Dainippon Screen Manufacturing Co., Ltd.	32,000	182,093
Dainippon Sumitomo Pharma Co., Ltd.	6,200	55,993
Daio Paper Corp.	9,000	58,452
Daisan Bank, Ltd. (The)	13,000	31,749
#Daiseki Co., Ltd.	600	11,347
Daishi Bank, Ltd. (The)	38,000	117,448
Daiso Co., Ltd.	6,000	15,802
Daisyo Corp.	2,000	22,520
Daito Trust Construction Co., Ltd.	1,000	60,471
Daiwa House Industry Co., Ltd.	27,000	290,962
Daiwa Industries, Ltd.	8,000	35,198
Daiwa Securities Group, Inc.	82,447	336,155
#Daiwabo Holdings Co., Ltd.	11,000	25,443
DC Co., Ltd.	3,400	5,028
#DCM Holdings Co., Ltd.	8,700	44,190
Denki Kagaku Kogyo K.K.	61,000	268,457
Denki Kogyo Co., Ltd.	7,000	28,079
Denso Corp.	5,500	171,040
Dentsu, Inc.	1,600	37,703
Denyo Co., Ltd.	5,100	30,761
Descente, Ltd.	7,000	35,455
DIC Corp.	17,000	31,596
#Disco Corp.	1,700	98,429

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Don Quijote Co., Ltd.	600	$16,433
Doshisha Co., Ltd.	3,300	80,701
Doutor Nichires Holdings Co., Ltd.	2,400	32,491
Dowa Holdings Co., Ltd.	25,000	151,789
DTS Corp.	2,800	29,787
*Duskin Co., Ltd.	6,700	117,775
#*Dwango Co., Ltd.	18	36,362
Dydo Drinco, Inc.	600	19,919
eAccess, Ltd.	50	36,348
Eagle Industry Co., Ltd.	3,000	25,048
East Japan Railway Co.	900	55,578
*Ebara Corp.	40,000	171,303
#Edion Corp.	6,500	48,095
Ehime Bank, Ltd. (The)	22,000	57,380
Eighteenth Bank, Ltd. (The)	19,000	47,064
Eiken Chemical Co., Ltd.	3,400	34,514
Eizo Nanao Corp.	2,800	57,079
Elematec Corp.	3,700	46,707
#*Elpida Memory, Inc.	14,800	151,504
Enplas Corp.	2,700	34,516
ESPEC Corp.	3,600	20,241
Exedy Corp.	4,300	134,182
#Ezaki Glico Co., Ltd.	4,000	49,137
F&A Aqua Holdings, Inc.	2,600	22,191
Faith, Inc.	286	20,557
Fancl Corp.	4,300	66,092
FCC Co., Ltd.	1,800	38,562
*FDK Corp.	15,000	20,487
FIDEA Holdings Co., Ltd.	19,800	41,325
*First Baking Co., Ltd.	8,000	8,168
Foster Electric Co., Ltd.	6,200	142,925
France Bed Holdings Co., Ltd.	19,000	24,071
#*Fudo Tetra Corp.	17,200	10,030
Fuji Co., Ltd.	1,400	27,472
Fuji Corp., Ltd.	600	2,272
#Fuji Electric Holdings Co., Ltd.	59,000	140,737
*Fuji Electronics Co., Ltd.	1,700	21,833
*Fuji Fire & Marine Insurance Co., Ltd.	36,000	44,535
Fuji Furukawa Engineering & Construction Co., Ltd.	2,000	2,712
Fuji Heavy Industries, Ltd.	26,000	179,179
Fuji Oil Co., Ltd.	1,000	14,357
Fuji Soft, Inc.	3,100	45,886
Fuji Television Network, Inc.	26	34,415
Fujicco Co., Ltd.	3,000	36,751
FUJIFILM Holdings Corp.	8,000	266,893
Fujikura Kasei Co., Ltd.	7,100	42,552
Fujikura, Ltd.	30,000	139,598
Fujimi, Inc.	2,200	31,340
Fujimori Kogyo Co., Ltd.	2,800	35,545
*Fujitec Co., Ltd.	11,000	49,377
Fujitsu Frontech, Ltd.	3,600	26,639
Fujitsu General, Ltd.	1,000	4,814
Fujitsu, Ltd.	12,300	83,904
FuKoKu Co., Ltd.	1,100	8,483
Fukui Bank, Ltd. (The)	29,000	89,426
Fukuoka Financial Group, Inc.	43,000	166,776
Fukushima Bank, Ltd.	32,000	17,058
*Fukuyama Transporting Co., Ltd.	22,000	108,914
Funai Consulting Co., Ltd.	3,700	22,725
Funai Electric Co., Ltd.	3,300	101,302
*Furukawa Co., Ltd.	57,000	58,852

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Furukawa Electric Co., Ltd.	11,000	$40,991
Furukawa-Sky Aluminum Corp.	12,000	31,773
Furusato Industries, Ltd.	600	3,055
Fuso Pharmaceutical Industries, Ltd.	12,000	31,013
Futaba Corp.	2,900	50,956
*Futaba Industrial Co., Ltd.	5,100	27,103
Fuyo General Lease Co., Ltd.	2,500	70,948
Gakken Holdings Co., Ltd.	7,000	11,765
Gecoss Corp.	5,100	18,422
GEO Co., Ltd.	43	45,272
GLOBERIDE, Inc.	5,000	4,963
Glory, Ltd.	4,400	97,182
GMO Internet, Inc.	5,000	17,880
Godo Steel, Ltd.	23,000	43,269
Goldcrest Co., Ltd.	2,280	49,248
*Goldwin, Inc.	7,000	12,967
Gourmet Kineya Co., Ltd.	1,000	4,483
#Gulliver International Co., Ltd.	920	44,958
Gun Ei Chemical Industry Co., Ltd.	12,000	31,063
Gunma Bank, Ltd. (The)	39,000	195,596
Gunze, Ltd.	29,000	100,692
H2O Retailing Corp.	12,000	78,608
Hachijuni Bank, Ltd. (The)	22,000	112,896
*Hakudo Co., Ltd.	1,500	14,399
Hakuhodo Dy Holdings, Inc.	1,880	93,897
Hakuto Co., Ltd.	2,100	17,772
Hamakyorex Co., Ltd.	100	2,364
Hamamatsu Photonics K.K.	1,400	45,283
Hankyu Hanshin Holdings, Inc.	4,000	19,175
Hanwa Co., Ltd.	24,000	94,798
Harashin Narus Holdings Co., Ltd.	3,000	37,443
Haruyama Trading Co., Ltd.	300	1,177
*Haseko Corp.	15,500	13,296
*Hayashikane Sangyo Co., Ltd.	1,000	932
*Hazama Corp.	2,800	2,087
Heiwa Corp.	1,700	21,395
Heiwa Real Estate Co., Ltd.	27,000	71,347
Heiwado Co., Ltd.	4,500	55,410
Hibiya Engineering, Ltd.	2,400	19,322
Hiday Hidaka Corp.	1,900	29,324
Higashi-Nippon Bank, Ltd.	24,000	43,089
Higo Bank, Ltd. (The)	27,000	126,024
#Hikari Tsushin, Inc.	3,800	71,618
Hino Motors, Ltd.	34,000	146,886
*Hioki EE Corp.	500	9,527
Hirose Electric Co., Ltd.	200	20,103
#Hiroshima Bank, Ltd. (The)	45,000	183,803
HIS Co., Ltd.	1,300	27,699
Hisaka Works, Ltd.	3,000	34,509
Hisamitsu Pharmaceutical Co., Inc.	600	24,571
Hitachi Business Solution Co., Ltd.	200	1,743
Hitachi Cable, Ltd.	27,000	64,385
Hitachi Capital Corp.	3,500	46,576
#Hitachi Construction Machinery Co., Ltd.	1,500	31,894
Hitachi High-Technologies Corp.	5,600	108,829
Hitachi Koki Co., Ltd.	4,800	40,718
Hitachi Kokusai Electric, Inc.	3,000	27,255
Hitachi Medical Corp.	2,000	12,808
Hitachi Tool Engineering, Ltd.	4,800	56,586
Hitachi Transport System, Ltd.	4,400	68,118
#Hitachi Zosen Corp.	35,000	50,436

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Hitachi, Ltd. ADR	2,900	$130,819
#Hodogaya Chemical Co., Ltd.	11,000	31,701
Hogy Medical Co., Ltd.	500	22,760
Hokkaido Gas Co., Ltd.	1,000	3,008
Hokkan Holdings, Ltd.	8,000	19,825
Hokko Chemical Industry Co., Ltd.	2,000	5,870
Hokkoku Bank, Ltd. (The)	38,000	152,980
Hokuetsu Bank, Ltd. (The)	31,000	54,568
Hokuetsu Kishu Paper Co., Ltd.	9,500	43,937
Hokuhoku Financial Group, Inc.	82,000	151,640
Hokuto Corp.	1,800	42,140
#Honda Motor Co., Ltd. Sponsored ADR	12,559	452,501
Horiba, Ltd.	2,200	54,030
Hosiden Corp.	6,700	66,481
Hosokawa Micron Corp.	4,000	12,762
#House Foods Corp.	6,800	100,418
*Howa Machinery, Ltd.	10,000	8,196
Hyakugo Bank, Ltd. (The)	32,000	134,709
Hyakujishi Bank, Ltd. (The)	28,000	100,676
IBJ Leasing Co., Ltd.	4,000	84,069
Ichibanya Co., Ltd.	400	11,211
*Ichikoh Industries, Ltd.	24,000	43,632
ICHINEN HOLDINGS CO., Ltd.	1,000	4,471
Ichiyoshi Securities Co., Ltd.	2,100	11,887
Icom, Inc.	900	24,203
Idec Corp.	4,600	38,585
Idemitsu Kosan Co., Ltd.	1,700	143,208
Ihara Chemical Industry Co., Ltd.	7,000	19,733
IHI Corp.	47,000	89,259
Iida Home Max	6,600	50,787
Iino Kaiun Kaisha, Ltd.	10,200	45,469
#Ikyu Corp.	47	18,379
Imasen Electric Industrial Co., Ltd.	3,600	43,946
Imperial Hotel, Ltd.	200	4,718
Inaba Denki Sangyo Co., Ltd.	1,800	45,347
Inaba Seisakusho Co., Ltd.	1,600	12,945
Inabata & Co., Ltd.	3,100	15,504
Inageya Co., Ltd.	3,000	31,000
Ines Corp.	10,100	61,006
Inpex Corp.	16	83,324
Intage, Inc.	500	9,961
Inui Steamship Co., Ltd.	5,700	28,644
#*Iseki & Co., Ltd.	7,000	17,032
Isetan Mitsukoshi Holdings, Ltd.	16,500	182,058
*Ishihara Sangyo Kaisha, Ltd.	43,000	30,993
Ishii Iron Works Co., Ltd.	3,000	4,765
Isuzu Motors, Ltd.	96,000	368,729
IT Holdings Corp.	3,600	39,748
*ITC Networks Corp.	3,700	17,894
ITOCHU Corp.	15,000	131,464
Itochu Enex Co., Ltd.	8,200	37,672
Itochu Techno-Solutions Corp.	600	20,491
Itochu-Shokuhin Co., Ltd.	800	26,472
Itoham Foods, Inc.	25,000	80,788
Itoki Corp.	4,300	10,027
Iwai Cosmo Holdings, Inc.	1,500	9,496
*Iwasaki Electric Co., Ltd.	1,000	1,540
Iwatani International Corp.	6,000	17,381
Iyo Bank, Ltd. (The)	14,000	104,228
Izumiya Co., Ltd.	10,000	33,854
J Front Retailing Co., Ltd.	40,000	205,004

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Janome Sewing Machine Co., Ltd.	23,000	$14,596
Japan Airport Terminal Co., Ltd.	7,100	116,458
Japan Aviation Electronics Industry, Ltd.	10,000	66,366
#Japan Business Computer Co., Ltd.	6,000	36,903
*Japan Carlit Co., Ltd.	900	4,285
Japan Cash Machine Co., Ltd.	2,000	14,834
Japan Digital Laboratory Co., Ltd.	3,100	31,009
Japan Petroleum Exploration Co., Ltd.	300	11,449
Japan Pulp & Paper Co., Ltd.	7,000	23,610
Japan Radio Co., Ltd.	17,000	38,349
Japan Steel Works, Ltd. (The)	1,000	9,541
Japan Transcity Corp.	7,000	20,657
Japan Vilene Co., Ltd.	6,000	29,073
Japan Wool Textile Co., Ltd. (The)	8,000	61,188
Jastec Co., Ltd.	1,900	11,914
Jeol, Ltd.	9,000	25,383
JFE Holdings, Inc.	800	24,948
JFE Shoji Holdings, Inc.	22,000	85,276
*Jidosha Buhin Kogyo Co., Ltd.	3,000	11,664
JMS Co., Ltd.	7,000	25,324
Joban Kosan Co., Ltd.	16,000	21,888
J-Oil Mills, Inc.	12,000	31,727
Joshin Denki Co., Ltd.	5,000	46,333
Joyo Bank, Ltd. (The)	31,000	134,847
JS Group Corp.	7,200	141,507
JSP Corp.	6,600	75,983
JSR Corp.	3,200	55,197
JTEKT Corp.	12,600	126,240
#*Juki Corp.	17,000	26,810
Juroku Bank, Ltd.	40,000	120,836
#*JVC Kenwood Holdings, Inc.	6,270	22,957
JX Holdings, Inc.	35,570	209,677
#Kadokawa Holdings, Inc.	2,600	60,950
Kaga Electronics Co., Ltd.	2,500	26,749
Kagoshima Bank, Ltd. (The)	13,000	77,741
Kajima Corp.	76,843	180,190
Kakaku.com, Inc.	5	24,128
Kaken Pharmaceutical Co., Ltd.	2,000	21,914
Kameda Seika Co., Ltd.	200	4,112
Kamei Corp.	9,000	36,887
Kamigumi Co., Ltd.	21,000	164,027
Kanagawa Chuo Kotsu Co., Ltd.	6,000	30,344
Kandenko Co., Ltd.	10,000	58,277
Kaneka Corp.	30,000	185,567
*Kanematsu Corp.	14,000	11,462
Kanematsu Electronics, Ltd.	2,100	20,183
Kansai Paint Co., Ltd.	2,000	18,657
Kanto Auto Works, Ltd.	4,900	31,458
Kanto Denka Kogyo Co., Ltd.	6,000	45,073
Kanto Natural Gas Development Co., Ltd.	3,000	15,602
Kasumi Co., Ltd.	7,100	36,162
Katakura Industries Co., Ltd.	2,500	23,050
Kato Sangyo Co., Ltd.	3,700	52,800
Kato Works Co., Ltd.	19,000	34,146
KAWADA TECHNOLOGIES, Inc.	200	3,105
Kawasaki Heavy Industries, Ltd.	24,000	66,265
Kawasaki Kisen Kaisha, Ltd.	47,000	182,502
Kawasumi Laboratories, Inc.	5,000	30,176
Kayaba Industry Co., Ltd.	30,000	175,941
Keihan Electric Railway Co., Ltd.	9,000	39,601
Keihin Corp.	3,900	83,026

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Keikyu Corp.	4,000	$37,809
Keio Corp.	2,000	13,984
Keisei Electric Railway Co., Ltd.	3,000	20,032
Keiyo Bank, Ltd. (The)	28,000	126,834
#Keiyo Co., Ltd.	3,000	14,471
#*Kenedix, Inc.	338	68,281
Kewpie Corp.	5,000	63,609
#Key Coffee, Inc.	2,900	49,569
Kikkoman Corp.	3,000	32,330
Kimoto Co., Ltd.	100	736
Kinden Corp.	11,000	94,556
Kinki Sharyo Co., Ltd.	4,000	16,423
Kintetsu World Express, Inc.	1,800	41,777
Kinugawa Rubber Industrial Co., Ltd.	1,000	4,131
Kirin Holdings Co., Ltd.	5,000	68,518
#Kisoji Co., Ltd.	2,500	50,896
Kissei Pharmaceutical Co., Ltd.	4,000	79,619
*Kitagawa Iron Works Co., Ltd.	22,000	30,661
Kita-Nippon Bank, Ltd. (The)	800	19,183
Kitano Construction Corp.	17,000	35,193
Kito Corp.	12	10,808
Kitz Corp.	18,000	79,535
Kiyo Holdings, Inc.	97,000	130,462
Koa Corp.	3,100	31,557
Koatsu Gas Kogyo Co., Ltd.	3,000	16,486
Kobe Steel, Ltd.	43,000	94,504
Kohnan Shoji Co., Ltd.	4,700	54,359
*Koito Industries, Ltd.	4,000	6,113
Koito Manufacturing Co., Ltd.	7,000	91,117
#Kojima Co., Ltd.	3,000	14,481
Kokuyo Co., Ltd.	13,600	103,960
Komai Tekko, Inc.	12,000	20,566
Komatsu Seiren Co., Ltd.	9,000	34,208
#Komatsu Wall Industry Co., Ltd.	1,800	15,530
Komeri Co., Ltd.	1,100	22,849
Komori Corp.	6,900	67,750
Konaka Co., Ltd.	1,600	3,153
Konami Corp. ADR	200	3,494
Konica Minolta Holdings, Inc.	8,000	77,304
Konishi Co., Ltd.	2,500	29,141
Kose Corp.	1,300	31,203
KRS Corp.	1,700	19,174
K’s Holdings Corp.	2,880	71,571
KU Holdings Co., Ltd.	400	1,491
*Kumagai Gumi Co., Ltd.	34,000	21,058
#Kumiai Chemical Industry Co., Ltd.	10,000	32,443
Kurabo Industries, Ltd.	13,000	20,040
Kureha Corp.	21,000	119,199
*Kurimoto, Ltd.	14,000	16,026
Kurita Water Industries, Ltd.	200	5,181
Kuroda Electric Co., Ltd.	2,900	33,661
Kurosaki Harima Corp.	15,000	49,685
Kyocera Corp. Sponsored ADR	1,252	124,862
Kyodo Printing Co., Ltd.	9,000	19,278
Kyoei Steel, Ltd.	2,400	29,229
Kyoei Tanker Co., Ltd.	4,000	6,590
Kyokuto Kaihatsu Kogyo Co., Ltd.	5,700	19,651
Kyokuto Securities Co., Ltd.	4,200	30,271
Kyokuyo Co., Ltd.	9,000	17,703
KYORIN Holdings, Inc.	3,000	46,586
Kyoritsu Maintenance Co., Ltd.	2,000	26,203

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kyosan Electric Manufacturing Co., Ltd.	5,000	$20,956
Kyoto Kimono Yuzen Co., Ltd.	900	9,793
Kyowa Exeo Corp.	6,500	57,133
Kyowa Hakko Kirin Co., Ltd.	10,000	98,058
Kyudenko Corp.	5,000	25,735
#*Laox Co., Ltd.	13,000	9,370
#*Leopalace21 Corp.	14,300	16,105
Life Corp.	1,000	14,357
Lintec Corp.	6,400	143,727
Mabuchi Motor Co., Ltd.	1,400	74,111
Macnica, Inc.	3,000	57,633
*Macromill, Inc.	10	15,428
Maeda Corp.	17,000	46,060
Maeda Road Construction Co., Ltd.	8,000	55,454
Maezawa Kasei Industries Co., Ltd.	3,200	26,445
Maezawa Kyuso Industries Co., Ltd.	2,100	23,569
*Makino Milling Machine Co., Ltd.	13,000	89,485
#Makita Corp. Sponsored ADR	1,988	69,441
Mandom Corp.	900	24,534
Mars Engineering Corp.	200	3,143
Marubeni Corp.	53,385	335,360
Marubun Corp.	5,600	25,911
Marudai Food Co., Ltd.	14,000	39,993
Maruetsu, Inc. (The)	11,000	38,938
Maruha Nichiro Holdings, Inc.	35,000	57,531
Marui Group Co., Ltd.	23,500	184,669
Maruichi Steel Tube, Ltd.	4,700	93,094
Marusan Securities Co., Ltd.	9,300	47,022
Maruwa Co., Ltd.	1,800	43,566
Maruwn Corp.	5,100	12,920
#Maruyama Manufacturing Co, Inc.	6,000	10,565
Maruzen Showa Unyu Co., Ltd.	6,000	18,746
Maspro Denkoh Corp.	2,200	20,624
Matsuda Sangyo Co., Ltd.	2,200	37,983
Matsui Construction Co., Ltd.	7,000	24,138
*Matsuya Co., Ltd.	2,100	11,346
Matsuya Foods Co., Ltd.	2,100	32,585
Max Co., Ltd.	6,000	66,208
Maxvalu Tokai Co., Ltd.	1,500	19,105
Mazda Motor Corp.	77,000	195,692
Medipal Holdings Corp.	8,000	93,307
Megachips Corp.	1,100	19,296
Megmilk Snow Brand Co., Ltd.	2,300	40,631
#*Meidensha Corp.	13,000	46,312
#Meiji Holdings Co., Ltd.	2,850	131,553
*Meitec Corp.	600	11,974
#Meito Sangyo Co., Ltd.	1,100	14,676
*Meiwa Estate Co., Ltd.	2,000	11,629
*Meiwa Trading Co., Ltd.	1,500	3,860
Melco Holdings, Inc.	4,000	129,645
Mercian Corp.	12,000	22,944
Michinoku Bank, Ltd. (The)	14,000	28,469
*Mie Bank, Ltd. (The)	3,000	7,863
Mikuni Coca-Cola Bottling Co., Ltd.	3,500	29,967
Milbon Co., Ltd.	100	2,842
Mimasu Semiconductor Industry Co., Ltd.	1,200	11,782
Minato Bank, Ltd. (The)	33,000	48,684
Ministop Co., Ltd.	2,400	35,477
Miraca Holdings, Inc.	800	28,707
*Mirait Holdings Corp.	4,310	28,333
*Misawa Homes Co., Ltd.	4,500	16,907

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Misumi Group, Inc.	3,400	$72,634
Mito Securities Co., Ltd.	14,000	20,294
*Mitsuba Corp.	3,000	19,263
Mitsubishi Chemical Holdings Corp.	32,500	167,166
Mitsubishi Corp.	12,500	300,246
Mitsubishi Gas Chemical Co., Inc.	39,789	245,986
Mitsubishi Heavy Industries, Ltd.	49,000	178,116
Mitsubishi Kakoki Kaisha, Ltd.	7,000	13,457
Mitsubishi Logistics Corp.	10,000	120,944
*Mitsubishi Materials Corp.	70,800	221,638
*Mitsubishi Paper Mills, Ltd.	31,000	31,566
Mitsubishi Pencil Co., Ltd.	4,125	72,102
Mitsubishi Steel Manufacturing Co., Ltd.	20,000	47,676
Mitsubishi Tanabe Pharma Corp.	11,000	179,961
Mitsubishi UFJ Financial Group, Inc.	208,200	966,257
Mitsubishi UFJ Financial Group, Inc. ADR	16,850	78,521
Mitsuboshi Belting, Ltd.	8,000	32,967
Mitsui & Co., Ltd.	18,700	294,103
*Mitsui & Co., Ltd. Sponsored ADR	471	148,431
Mitsui Chemicals, Inc.	33,000	96,667
#*Mitsui Engineering & Shipbuilding Co., Ltd.	31,000	70,010
Mitsui Fudosan Co., Ltd.	2,000	37,821
*Mitsui High-Tec, Inc.	3,200	16,103
Mitsui Home Co., Ltd.	6,000	26,916
Mitsui Knowledge Industry Co., Ltd.	78	12,334
#Mitsui Matsushima Co., Ltd.	29,000	52,980
Mitsui Mining & Smelting Co., Ltd.	73,000	222,640
Mitsui O.S.K. Lines, Ltd.	2,000	12,791
*Mitsui Sugar Co., Ltd.	17,000	63,174
Mitsui-Soko Co., Ltd.	8,000	30,078
Mitsumi Electric Co., Ltd.	7,100	120,723
Mitsuuroko Co., Ltd.	3,000	16,361
Miura Co., Ltd.	700	15,821
*Miyachi Corp.	600	3,854
Miyazaki Bank, Ltd. (The)	18,000	45,631
Miyoshi Oil & Fat Co., Ltd.	3,000	4,469
Mizuho Financial Group, Inc.	109,200	158,375
*Mizuho Investors Securities Co., Ltd.	42,000	38,519
Mizuho Securities Co., Ltd.	43,000	91,366
Mizuno Corp.	12,000	51,320
Mochida Pharmaceutical Co., Ltd.	3,000	32,572
*Monex Group, Inc.	33	7,828
#Mori Seiki Co., Ltd.	7,600	74,030
Morinaga & Co., Ltd.	18,000	41,142
Morinaga Milk Industry Co., Ltd.	22,000	89,751
Morita Holdings Corp.	5,000	26,951
Mory Industries, Inc.	3,000	9,871
MOS Food Services, Inc.	1,400	24,798
MR MAX Corp.	8,900	28,572
MS&AD Insurance Group Holdings, Inc.	9,782	234,346
Murata Manufacturing Co., Ltd.	1,100	61,816
Musashino Bank, Ltd.	4,300	124,855
Nabtesco Corp.	10,000	177,187
Nachi-Fujikoshi Corp.	27,000	80,717
Nagaileben Co., Ltd.	900	21,331
Nagano Bank, Ltd. (The)	12,000	21,181
Nagase & Co., Ltd.	12,000	140,492
Nagatanien Co., Ltd.	2,000	19,360
Nagoya Railroad Co., Ltd.	11,000	30,199
#Nakamuraya Co., Ltd.	10,083	46,882
Nakayama Steel Works, Ltd.	11,000	13,641

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Namco Bandai Holdings, Inc.	15,900	$146,510
#Nankai Electric Railway Co., Ltd.	9,000	37,677
Nanto Bank, Ltd. (The)	18,000	94,200
Natori Co., Ltd.	700	6,772
NEC Capital Solutions, Ltd.	1,400	18,001
NEC Corp.	132,000	367,284
NEC Fielding, Ltd.	1,600	17,185
NEC Mobiling, Ltd.	3,000	75,236
NEC Networks & System Integration Corp.	2,400	27,997
Net One Systems Co., Ltd.	27	37,598
Neturen Co., Ltd.	4,300	31,139
#NGK Insulators, Ltd.	2,000	30,281
#NGK Spark Plug Co., Ltd.	4,000	55,644
NHK Spring Co., Ltd.	21,000	178,064
Nice Holdings, Inc.	9,000	18,843
Nichia Steel Works, Ltd.	10,000	22,557
Nichias Corp.	11,000	47,430
Nichiban Co., Ltd.	9,000	29,742
Nichicon Corp.	8,600	95,625
*Nichiden Corp.	1,400	40,384
Nichiha Corp.	6,300	49,621
Nichii Gakkan Co.	5,400	46,493
Nichirei Corp.	34,000	148,084
Nidec Sankyo Corp.	6,000	42,500
Nidec-Tosok Corp.	3,800	38,585
Nifco, Inc.	2,800	70,447
NIFTY Corp.	2	2,056
Nihon Chouzai Co., Ltd.	960	33,470
#Nihon Dempa Kogyo Co., Ltd.	2,400	43,456
Nihon Eslead Corp.	700	5,979
Nihon Kohden Corp.	2,100	39,917
#Nihon Nohyaku Co., Ltd.	7,000	40,306
Nihon Parkerizing Co., Ltd.	3,000	39,304
Nihon Unisys, Ltd.	2,600	16,545
Nihon Yamamura Glass Co., Ltd.	9,000	22,829
Nikkiso Co., Ltd.	8,000	56,080
Nikko Co., Ltd.	2,000	5,658
#Nikon Corp.	1,000	18,886
Nippo Corp.	9,000	55,724
Nippon Beet Sugar Manufacturing Co., Ltd.	18,000	41,405
*Nippon Carbide Industries Co., Inc.	11,000	28,091
#Nippon Carbon Co., Ltd.	16,000	51,077
Nippon Ceramic Co., Ltd.	2,000	33,772
Nippon Chemical Industrial Co., Ltd.	18,000	40,872
*Nippon Chemi-Con Corp.	16,000	64,115
#Nippon Chemiphar Co., Ltd.	5,000	14,173
#Nippon Coke & Engineering Co., Ltd.	28,000	45,651
Nippon Denko Co., Ltd.	11,000	81,497
Nippon Densetsu Kogyo Co., Ltd.	6,000	54,188
Nippon Denwa Shisetu Co., Ltd.	10,000	28,169
Nippon Electric Glass Co., Ltd.	6,000	77,123
Nippon Express Co., Ltd.	36,000	143,041
Nippon Filcon Co., Ltd.	1,800	8,815
Nippon Fine Chemical Co., Ltd.	4,800	27,342
Nippon Flour Mills Co., Ltd.	12,000	57,412
#Nippon Gas Co., Ltd.	2,700	36,226
Nippon Hume Corp.	2,000	5,864
Nippon Kayaku Co., Ltd.	17,000	165,354
Nippon Koei Co., Ltd.	12,000	31,472
Nippon Konpo Unyu Soko Co., Ltd.	9,000	97,532
*Nippon Koshuha Steel Co., Ltd.	6,000	5,886

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Nippon Light Metal Co., Ltd.	53,000	$89,041
Nippon Meat Packers, Inc.	13,000	151,153
#*Nippon Metal Industry Co., Ltd.	10,000	12,171
Nippon Paint Co., Ltd.	11,000	81,282
Nippon Paper Group, Inc.	3,924	99,630
Nippon Pillar Packing Co., Ltd.	4,000	22,800
*Nippon Piston Ring Co., Ltd.	10,000	19,800
Nippon Road Co., Ltd. (The)	12,000	24,433
Nippon Seiki Co., Ltd.	8,000	80,864
Nippon Seisen Co., Ltd.	1,000	5,110
Nippon Sheet Glass Co., Ltd.	62,000	136,058
Nippon Shinyaku Co., Ltd.	8,000	113,488
Nippon Shokubai Co., Ltd.	14,000	132,209
Nippon Signal Co., Ltd.	6,900	48,324
Nippon Soda Co., Ltd.	15,000	64,745
*Nippon Steel Corp.	12,000	37,717
Nippon Suisan Kaisha, Ltd.	31,200	99,252
Nippon Synthetic Chemical Industry Co., Ltd. (The)	5,000	29,279
Nippon Television Network Corp.	280	36,958
Nippon Thompson Co., Ltd.	10,000	69,316
Nippon Valqua Industries, Ltd.	16,000	45,497
#*Nippon Yakin Kogyo Co., Ltd.	16,000	46,892
Nippon Yusen K.K.	63,217	265,186
Nipro Corp.	4,700	95,821
Nishimatsu Construction Co., Ltd.	56,000	59,661
Nishimatsuya Chain Co., Ltd.	1,900	18,248
Nishi-Nippon Bank, Ltd.	76,000	207,091
Nishi-Nippon Railroad Co., Ltd.	5,000	21,429
Nissan Motor Co., Ltd.	37,900	333,096
Nissan Shatai Co., Ltd.	7,000	54,256
Nissei Corp.	5,400	40,117
Nissen Holdings Co., Ltd.	7,300	31,519
Nisshin Fudosan Co.	4,700	33,182
Nisshin Oillio Group, Ltd. (The)	15,000	66,015
Nisshin Seifun Group, Inc.	9,000	111,434
Nisshin Steel Co., Ltd.	74,000	133,306
Nisshinbo Holdings, Inc.	17,000	172,087
Nissin Corp.	9,000	19,611
Nissin Electric Co., Ltd.	4,000	20,806
Nissin Foods Holdings Co., Ltd.	1,000	36,216
Nissin Kogyo Co., Ltd.	3,300	56,129
Nissui Pharmaceutical Co., Ltd.	3,400	27,913
Nitori Holdings Co., Ltd.	300	26,397
Nitta Corp.	3,300	52,089
Nittetsu Mining Co., Ltd.	18,000	67,721
Nitto Boseki Co., Ltd.	33,000	76,654
Nitto Denko Corp.	3,500	130,968
Nitto Kogyo Corp.	4,900	44,483
Nitto Kohki Co., Ltd.	2,400	56,668
Nitto Seiko Co., Ltd.	7,000	19,933
*Nittoc Construction Co., Ltd.	2,000	1,138
*NKSJ Holdings, Inc.	20,200	138,621
Noevir Co., Ltd.	3,900	44,742
NOF Corp.	28,000	129,105
Nohmi Bosai, Ltd.	4,000	22,994
NOK Corp.	15,000	267,110
Nomura Co., Ltd.	9,000	23,883
Nomura Holdings, Inc.	57,500	295,480
Nomura Holdings, Inc. ADR	7,820	39,569
Nomura Real Estate Holdings, Inc.	9,900	151,850
Nomura Research Institute, Ltd.	1,100	20,752

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Noritake Co., Ltd.	15,000	$47,109
*Noritsu Koki Co., Ltd.	5,600	31,788
Noritz Corp.	1,700	31,215
NS Solutions Corp.	1,100	20,478
NS United Kaiun Kaisha, Ltd.	19,000	48,249
NSD Co., Ltd.	1,900	20,216
NSK, Ltd.	36,000	272,176
NTN Corp.	46,000	208,067
NTT DoCoMo, Inc.	19	32,028
NTT DoCoMo, Inc. Sponsored ADR	3,100	52,359
Obara Corp.	500	4,306
Obayashi Corp.	32,000	130,379
Obayashi Road Corp.	6,000	9,905
Obic Co., Ltd.	190	35,073
#Oenon Holdings, Inc.	11,000	23,788
Ogaki Kyoritsu Bank, Ltd. (The)	34,000	95,437
#*Ohara, Inc.	1,900	22,997
Oiles Corp.	1,080	16,861
Oita Bank, Ltd. (The)	22,000	69,296
Oji Paper Co., Ltd.	36,000	166,063
Okabe Co., Ltd.	6,500	24,989
Okamoto Industries, Inc.	5,000	20,953
Okamura Corp.	4,000	21,060
Okasan Securities Group, Inc.	25,000	80,934
*Oki Electric Industry Co., Ltd.	41,000	35,607
Okinawa Electric Power Co., Ltd.	700	32,164
#*OKK Corp.	17,000	22,253
*OKUMA Corp.	18,000	106,770
Okumura Corp.	22,000	76,835
*Okura Industrial Co., Ltd.	5,000	12,231
Okuwa Co., Ltd.	1,000	9,413
O-M, Ltd.	7,000	21,551
Omron Corp.	2,400	55,183
Ono Pharmaceutical Co., Ltd.	1,100	46,399
ONO Sokki Co., Ltd.	1,000	2,435
Onoken Co., Ltd.	4,800	36,004
Onward Holdings Co., Ltd.	12,000	89,646
Optex Co., Ltd.	2,700	32,529
Organo Corp.	7,000	46,307
Osaka Steel Co., Ltd.	1,200	17,877
#Osaka Titanium Technologies Co., Ltd.	1,600	74,719
Osaki Electric Co., Ltd.	7,000	51,884
OSG Corp.	6,400	66,668
Oyo Corp.	2,100	16,800
Pacific Industrial Co., Ltd.	8,000	31,609
Pacific Metals Co., Ltd.	13,000	108,098
Pack Corp. (The)	1,500	27,673
Pal Co., Ltd.	2,150	62,672
PanaHome Corp.	12,000	73,190
*Panasonic Corp. Sponsored ADR	22,995	333,428
Paramount Bed Co., Ltd.	2,000	50,915
Parco Co., Ltd.	9,400	72,385
Paris Miki Holdings, Inc.	1,800	14,415
#Park24 Co., Ltd.	2,100	20,292
Pasona Group, Inc.	25	18,417
Penta-Ocean Construction Co., Ltd.	36,500	54,849
PGM Holdings K.K.	67	43,853
Pigeon Corp.	1,400	41,718
Pilot Corp.	17	26,262
Piolax, Inc.	700	14,010
*Pioneer Electronic Corp.	22,000	75,906

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Plenus Co., Ltd.	2,800	$40,459
*Press Kogyo Co., Ltd.	16,000	60,361
Prima Meat Packers, Ltd.	35,000	36,055
Raito Kogyo Co., Ltd.	11,300	24,739
#*Rasa Industries, Ltd.	9,000	6,493
#*Renesas Electronics Corp.	9,700	72,732
Rengo Co., Ltd.	19,000	120,869
*Renown, Inc.	4,800	11,434
Resorttrust, Inc.	1,500	23,241
Rhythm Watch Co., Ltd.	21,000	34,157
Ricoh Co., Ltd.	12,000	167,863
Ricoh Leasing Co., Ltd.	1,900	47,219
Right On Co., Ltd.	3,000	12,593
Riken Corp.	7,000	23,663
Riken Keiki Co., Ltd.	6,300	39,369
Riken Technos Corp.	16,000	42,262
Riken Vitamin Co., Ltd.	100	3,132
#Ringer Hut Co., Ltd.	1,400	16,396
#Rinnai Corp.	700	42,588
#Risa Partners, Inc.	17	6,141
*Riso Kagaku Corp.	200	2,723
Riso Kyoiku Co., Ltd.	540	24,986
Rock Field Co., Ltd.	3,000	45,647
Rohm Co., Ltd.	5,100	318,051
Roland Corp.	2,900	30,031
Roland DG Corp.	3,300	45,806
#Round One Corp.	5,100	18,959
Royal Holdings Co., Ltd.	4,800	48,164
*Ryobi, Ltd.	27,000	98,901
Ryoden Trading Co., Ltd.	3,000	16,057
#Ryohin Keikaku Co., Ltd.	900	31,941
Ryosan Co., Ltd.	4,100	100,983
Ryoyo Electro Corp.	1,800	16,637
S Foods, Inc.	1,000	7,802
*Sagami Chain Co., Ltd.	3,000	17,418
Saibu Gas Co., Ltd.	7,000	19,953
Saizeriya Co., Ltd.	1,400	26,478
Sakai Chemical Industry Co., Ltd.	7,000	28,917
Sakata INX Corp.	12,000	51,989
Sakata Seed Corp.	5,500	70,454
Sala Corp.	6,500	32,881
*San-A Co., Ltd.	1,700	67,696
San-Ai Oil Co., Ltd.	5,000	21,088
Sanden Corp.	25,000	100,763
Sanei-International Co., Ltd.	3,700	47,193
San-in Godo Bank, Ltd. (The)	20,000	138,380
*Sanix, Inc.	7,200	13,312
Sankei Building Co., Ltd.	7,600	41,509
Sanken Electric Co., Ltd.	18,000	64,359
Sanki Engineering Co., Ltd.	8,000	49,872
Sanko Metal Industrial Co., Ltd.	8,000	15,096
Sankyo Co., Ltd.	2,900	154,509
Sankyo Seiko Co., Ltd.	3,000	9,102
*Sankyo-Tateyama Holdings, Inc.	24,000	27,496
*Sankyu, Inc.	4,000	16,775
Sanoh Industrial Co., Ltd.	10,100	77,401
Sanshin Electronics Co., Ltd.	2,300	18,611
Santen Pharmaceutical Co., Ltd.	600	20,676
Sanwa Holdings Corp.	24,000	68,279
Sanyo Chemical Industries, Ltd.	5,000	37,269
Sanyo Denki Co., Ltd.	12,000	51,328

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Sanyo Shokai, Ltd.	21,000	$82,443
Sanyo Special Steel Co., Ltd.	17,000	83,668
Sapporo Hokuyo Holdings, Inc.	34,400	141,837
Sapporo Holdings, Ltd.	4,000	15,739
Sato Corp.	4,100	46,905
Sato Shoji Corp.	4,500	23,479
Satori Electric Co., Ltd.	1,900	13,284
*Saxa Holdings, Inc.	10,000	13,893
SBI Holdings, Inc.	1,472	179,297
Scroll Corp.	6,900	26,368
Secom Joshinetsu Co., Ltd.	200	5,154
Sega Sammy Holdings, Inc.	4,700	76,678
Seibu Electric Industry Co., Ltd.	2,000	7,235
Seika Corp.	18,000	38,876
Seikagaku Corp.	3,900	40,685
Seiko Epson Corp.	12,350	196,918
#*Seiko Holdings Corp.	5,000	16,884
Seiko PMC Corp.	300	999
Seino Holdings Co., Ltd.	17,000	103,506
Seiren Co., Ltd.	5,200	33,217
Sekisui Chemical Co., Ltd.	20,000	127,062
Sekisui House, Ltd.	27,440	257,892
Sekisui Jushi Co., Ltd.	4,000	38,511
Sekisui Plastics Co., Ltd.	10,000	40,804
#Senko Co., Ltd.	18,000	54,878
Senshu Electric Co., Ltd.	400	3,576
Senshukai Co., Ltd.	2,300	12,849
Seven & I Holdings Co., Ltd.	5,500	127,672
Sharp Corp.	12,000	118,540
*Shibaura Mechatronics Corp.	4,000	12,804
#Shibusawa Warehouse Co., Ltd.	5,000	16,315
Shibuya Kogyo Co., Ltd.	3,200	31,003
Shiga Bank, Ltd.	25,000	131,660
Shikibo, Ltd.	27,000	34,551
Shikoku Bank, Ltd.	22,000	61,647
Shikoku Chemicals Corp.	7,000	38,500
Shima Seiki Manufacturing Co., Ltd.	2,700	51,574
Shimachu Co., Ltd.	5,300	108,614
Shimadzu Corp.	4,000	30,026
#Shimano, Inc.	400	20,031
#Shimizu Bank, Ltd.	700	28,566
Shimizu Corp.	44,000	169,855
Shin Nippon Air Technologies Co., Ltd.	3,200	18,129
#Shin Nippon Biomedical Laboratories, Ltd.	3,600	16,053
Shinagawa Refractories Co., Ltd.	14,000	30,576
*Shindengen Electric Manufacturing Co., Ltd.	19,000	76,494
Shin-Etsu Polymer Co., Ltd.	5,700	30,131
Shinkawa, Ltd.	1,400	13,603
Shin-Keisei Electric Railway Co., Ltd.	5,000	20,866
*Shinko Electric Industries Co., Ltd.	2,200	21,416
Shinko Plantech Co., Ltd.	6,000	55,624
Shinko Shoji Co., Ltd.	6,100	45,134
Shinmaywa Industries, Ltd.	10,000	34,797
#*Shinsei Bank, Ltd.	77,000	61,024
Shinsho Corp.	8,000	16,477
Shionogi & Co., Ltd.	1,000	17,455
Ship Healthcare Holdings, Inc.	7,000	71,598
Shiroki Corp.	11,000	29,483
Shizuoka Bank, Ltd.	30,000	256,867
Shizuoka Gas Co., Ltd.	13,000	76,023
#Shochiku Co., Ltd.	2,000	12,579

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Shoko Co., Ltd.	3,000	$4,052
*Showa Corp.	8,900	59,222
Showa Denko K.K.	73,000	133,478
Showa Sangyo Co., Ltd.	6,000	16,109
Showa Shell Sekiyu K.K.	4,400	37,043
Sinanen Co., Ltd.	4,000	15,236
Sinfonia Technology Co., Ltd.	16,000	31,548
Sintokogio, Ltd.	8,000	60,651
#SKY Perfect JSAT Holdings, Inc.	214	70,735
#SMK Corp.	9,000	38,579
SNT Corp.	1,200	3,481
*Sodick Co., Ltd.	9,700	34,449
Sogo Medical Co., Ltd.	1,100	28,251
Sohgo Security Services Co., Ltd.	7,500	78,517
Sojitz Corp.	110,400	202,928
So-net Entertainment Corp.	6	15,534
Sony Corp. Sponsored ADR	16,365	553,792
Sotoh Co., Ltd.	1,500	15,437
Space Co., Ltd.	600	3,720
Square Enix Holdings Co., Ltd.	1,400	29,239
SRA Holdings	600	5,696
SRI Sports, Ltd.	46	50,059
St Marc Holdings Co., Ltd.	700	24,679
Stanley Electric Co., Ltd.	3,800	63,693
Star Micronics Co., Ltd.	5,400	51,507
Starzen Co., Ltd.	7,000	18,701
#Stella Chemifa Corp.	1,200	51,568
Studio Alice Co., Ltd.	400	3,337
Sumida Corp.	5,400	44,679
Sumikin Bussan Corp.	14,000	27,885
Suminoe Textile Co., Ltd.	9,000	14,626
Sumisho Computer Systems Corp.	3,800	56,289
Sumitomo Bakelite Co., Ltd.	25,000	135,431
#Sumitomo Chemical Co., Ltd.	35,000	152,593
#Sumitomo Corp.	18,000	227,895
Sumitomo Densetsu Co., Ltd.	7,100	24,701
Sumitomo Electric Industries, Ltd.	16,000	203,596
Sumitomo Forestry Co., Ltd.	14,500	107,106
Sumitomo Heavy Industries, Ltd.	12,000	68,205
*Sumitomo Light Metal Industries, Ltd.	16,000	17,702
Sumitomo Metal Industries, Ltd.	6,000	13,926
Sumitomo Metal Mining Co., Ltd.	7,000	111,393
*Sumitomo Mitsui Construction Co., Ltd.	27,400	18,718
Sumitomo Mitsui Financial Group, Inc.	23,700	707,392
Sumitomo Osaka Cement Co., Ltd.	43,000	83,333
Sumitomo Pipe & Tube Co., Ltd.	3,700	21,202
#Sumitomo Precision Products Co., Ltd.	7,000	26,289
Sumitomo Rubber Industries, Ltd.	1,900	20,421
Sumitomo Seika Chemicals Co., Ltd.	9,000	35,026
Sumitomo Trust & Banking Co., Ltd.	19,000	103,736
Sumitomo Warehouse Co., Ltd.	23,000	119,311
Sunx, Ltd.	9,300	51,937
Suruga Bank, Ltd.	7,000	63,029
Suzuken Co., Ltd.	2,000	62,877
#Suzuki Motor Corp.	3,000	73,220
*SWCC Showa Holdings Co., Ltd.	20,000	15,631
T&D Holdings, Inc.	3,150	64,321
T. Hasegawa Co., Ltd.	3,100	48,597
T. RAD Co., Ltd.	11,000	38,559
Tachi-S Co., Ltd.	8,500	123,920
Tact Home Co., Ltd.	20	16,210

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Tadano, Ltd.	13,000	$58,097
Taihei Dengyo Kaisha, Ltd.	3,000	20,946
Taihei Kogyo Co., Ltd.	14,000	59,410
*Taiheiyo Cement Corp.	74,000	79,876
Taiho Kogyo Co., Ltd.	2,500	19,403
Taikisha, Ltd.	3,500	46,960
Taiko Bank, Ltd. (The)	1,000	1,855
Taisei Corp.	90,000	192,149
Taisho Pharmaceutical Co., Ltd.	5,000	105,286
Taiyo Nippon Sanso Corp.	2,000	16,042
Taiyo Yuden Co., Ltd.	13,000	167,020
TAIYO, Ltd.	10,000	13,389
Takagi Securities Co., Ltd.	1,000	1,009
Takamatsu Construction Group Co., Ltd.	2,600	33,720
Takara Holdings, Inc.	9,000	51,266
#Takara Printing Co., Ltd.	1,300	10,236
Takara Standard Co., Ltd.	13,000	79,938
Takasago International Corp.	10,000	48,302
#Takasago Thermal Engineering Co., Ltd.	8,000	56,532
Takashima & Co., Ltd.	10,000	14,371
#Takashimaya Co., Ltd.	22,000	165,609
Takata Corp.	2,900	71,076
*Take & Give Needs Co., Ltd.	157	9,859
Takihyo Co., Ltd.	8,000	38,637
Takiron Co., Ltd.	5,000	15,358
*Takisawa Machine Tool Co., Ltd.	5,000	4,677
*Takuma Co., Ltd.	13,000	31,769
*Tamron Co., Ltd.	1,500	29,565
Tamura Corp.	11,000	27,188
Tatsuta Electric Wire & Cable Co., Ltd.	15,000	34,610
TBK Co., Ltd.	3,000	11,420
TDK Corp.	2,000	114,110
*Teac Corp.	23,000	10,559
Tecmo Koei Holdings Co., Ltd.	3,910	24,466
Teijin, Ltd.	39,000	144,402
#Teikoku Electric Manufacturing Co., Ltd.	100	1,917
Teikoku Piston Ring Co., Ltd.	3,600	26,726
Teikoku Tsushin Kogyo Co., Ltd.	13,000	29,630
*Tekken Corp.	42,000	34,958
Tenma Corp.	2,100	19,997
THK Co., Ltd.	7,200	138,221
TKC, Corp.	2,600	51,644
Toa Corp.	13,000	10,982
*Toa Oil Co., Ltd.	24,000	27,137
Toagosei Co., Ltd.	26,000	114,003
#Tobu Railway Co., Ltd.	3,000	16,846
Tobu Store Co., Ltd.	1,000	2,836
TOC Co., Ltd.	13,500	55,675
Tocalo Co., Ltd.	2,000	33,943
Tochigi Bank, Ltd.	12,000	49,732
Toda Corp.	25,000	84,234
#Toda Kogyo Corp.	12,000	105,595
Toei Co., Ltd.	12,000	49,594
Toenec Corp.	3,000	15,337
Toho Bank, Ltd.	24,000	63,711
Toho Co., Ltd./Hyogo	12,000	42,979
Toho Gas Co., Ltd.	3,000	15,805
Toho Holdings Co., Ltd.	3,400	47,578
Toho Real Estate Co., Ltd.	5,400	30,918
Toho Zinc Co., Ltd.	23,000	96,744
Tokai Carbon Co., Ltd.	20,000	117,926

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tokai Rika Co., Ltd.	6,500	$108,987
Tokai Rubber Industries, Ltd.	4,100	47,886
Tokai Tokyo Financial Holdings, Inc.	26,000	90,360
Token Corp.	2,370	72,781
Tokio Marine Holdings, Inc.	12,716	357,521
*Toko, Inc.	28,000	42,245
Tokushu Tokai Paper Co., Ltd.	8,000	17,079
Tokuyama Corp.	25,000	136,848
Tokyo Broadcasting System, Inc.	3,400	41,888
#Tokyo Dome Corp.	21,000	52,413
Tokyo Electron Device, Ltd.	1	1,597
Tokyo Energy & Systems, Inc.	5,000	29,224
#Tokyo Individualized Educational Institute, Inc.	11,800	36,147
TOKYO KEIKI, Inc.	8,000	10,559
*Tokyo Kikai Seisakusho, Ltd.	36,000	29,034
Tokyo Ohka Kogyo Co., Ltd.	5,300	97,807
Tokyo Rakutenchi Co., Ltd.	7,000	24,520
#Tokyo Rope Manufacturing Co., Ltd.	8,000	21,459
#Tokyo Seimitsu Co., Ltd.	5,800	75,017
Tokyo Steel Manufacturing Co., Ltd.	8,500	84,119
Tokyo Style Co., Ltd.	11,000	87,485
Tokyo Tatemono Co., Ltd.	37,000	149,088
Tokyo Tekko Co., Ltd.	3,000	6,003
Tokyo Theatres Co, Inc.	21,000	26,132
Tokyo Tomin Bank, Ltd.	5,100	48,122
Tokyotokeiba Co., Ltd.	10,000	14,552
Tokyu Community Corp.	2,600	70,453
Tokyu Construction Co., Ltd.	7,700	23,540
Tokyu Corp.	3,000	13,410
Tokyu Land Corp.	37,000	168,616
Toli Corp.	9,000	14,055
Tomato Bank, Ltd.	12,000	20,859
Tomen Electronics Corp.	400	4,956
*Tomoe Engineering Co., Ltd.	200	2,712
Tomoku Co., Ltd.	12,000	28,492
*TOMONY Holdings, Inc.	11,000	38,238
#Tomy Co., Ltd.	6,400	49,185
Tonami Holdings Co., Ltd.	11,000	17,211
Topcon Corp.	11,800	45,385
Toppan Forms Co., Ltd.	4,600	40,823
Toppan Printing Co., Ltd.	23,000	184,757
*Topre Corp.	3,800	27,715
Topy Industries, Ltd.	28,000	68,841
Toray Industries, Inc.	1,000	5,793
Toridoll.corp.	24	32,705
Torigoe Co., Ltd. (The)	2,100	18,283
Torii Pharmaceutical Co., Ltd.	1,800	35,483
#Torishima Pump Manufacturing Co., Ltd.	2,300	37,947
Toshiba Machine Co., Ltd.	20,000	82,103
Toshiba TEC Corp.	27,000	106,064
*Tosho Printing Co., Ltd.	6,000	8,932
Tosoh Corp.	47,000	125,709
Totetsu Kogyo Co., Ltd.	3,000	17,472
#TOTO, Ltd.	2,000	13,288
Tottori Bank, Ltd.	8,000	16,705
Towa Bank, Ltd.	31,000	28,397
Toyo Construction Co., Ltd.	54,000	24,155
Toyo Corp.	1,600	14,904
Toyo Engineering Corp.	4,000	12,754
Toyo Ink Manufacturing Co., Ltd.	31,000	126,463
Toyo Kanetsu K.K.	10,000	15,378

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toyo Kohan Co., Ltd.	4,000	$20,144
Toyo Securities Co., Ltd.	6,000	8,789
Toyo Seikan Kaisha, Ltd.	7,200	122,859
Toyo Sugar Refining Co., Ltd.	8,000	8,944
#Toyo Suisan Kaisha, Ltd.	1,000	21,428
Toyo Tanso Co, Ltd.	300	17,167
Toyo Tire & Rubber Co., Ltd.	24,000	49,400
Toyo Wharf & Warehouse Co., Ltd.	18,000	28,646
Toyobo Co., Ltd.	51,000	85,004
Toyoda Gosei Co., Ltd.	3,400	73,269
Toyota Auto Body Co., Ltd.	3,600	54,097
#*Toyota Motor Corp. Sponsored ADR	7,600	538,232
Toyota Tsusho Corp.	9,500	147,072
Trans Cosmos, Inc.	3,400	26,730
Trend Micro, Inc.	500	14,147
Trusco Nakayama Corp.	1,200	17,489
TS Tech Co., Ltd.	1,400	22,908
Tsubakimoto Chain Co.	11,000	48,624
#*Tsudakoma Corp.	15,000	22,922
#Tsugami Corp.	15,000	94,295
Tsukishima Kikai Co., Ltd.	3,000	18,944
*Tsukuba Bank, Ltd.	16,900	50,622
Tsumura & Co.	700	21,519
Tsuruha Holdings, Inc.	800	34,389
Tsurumi Manufacturing Co., Ltd.	4,000	23,832
Tsutsumi Jewelry Co., Ltd.	1,300	30,594
TV Asahi Corp.	11	15,503
*TV Tokyo Holdings Corp.	700	10,117
Ube Industries, Ltd.	3,000	7,360
Ube Material Industries, Ltd.	5,000	11,839
Uchida Yoko Co., Ltd.	4,000	13,255
#Ulvac, Inc.	5,300	106,703
*Uniden Corp.	14,000	27,976
*Unihair Co., Ltd.	5,600	65,560
Union Tool Co.	1,100	28,162
Unipres Corp.	2,300	39,723
United Arrows, Ltd.	6,100	83,422
*Unitika, Ltd.	71,000	59,039
UNY Co., Ltd.	18,300	152,498
U-Shin, Ltd.	8,600	65,487
Ushio, Inc.	1,500	24,931
USS Co., Ltd.	400	31,074
Valor Co., Ltd.	5,100	37,875
Vantec Corp.	25	36,100
Vital KSK Holdings, Inc.	5,300	40,470
Wacoal Corp.	9,000	131,082
Warabeya Nichiyo Co., Ltd.	3,200	37,736
*Watabe Wedding Corp.	2,500	24,687
Wood One Co., Ltd.	6,000	16,224
Xebio Co., Ltd.	2,900	56,836
Yachiyo Bank, Ltd. (The)	2,300	51,522
Yahagi Construction Co., Ltd.	3,000	17,026
Yaizu Suisankagaku Industry Co., Ltd.	100	1,101
Yakult Honsha Co., Ltd.	900	26,335
Yamabiko Corp.	700	5,197
Yamada Denki Co., Ltd.	200	12,978
Yamagata Bank, Ltd.	20,000	86,743
Yamaguchi Financial Group, Inc.	19,000	172,014
Yamaha Corp.	13,800	168,838
*Yamaha Motor Co., Ltd.	8,800	135,024
*Yamaichi Electronics Co., Ltd.	2,300	6,219

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Yamanashi Chuo Bank, Ltd.	16,000	$61,718
Yamatake Corp.	1,800	43,733
Yamatane Corp.	26,000	31,648
Yamato Holdings Co., Ltd.	3,000	37,821
#Yamato Kogyo Co., Ltd.	4,400	112,543
Yamazaki Baking Co., Ltd.	6,000	73,186
Yamazen Co., Ltd.	7,800	31,836
#Yaskawa Electric Corp.	15,000	117,096
Yasuda Warehouse Co., Ltd. (The)	3,400	20,598
Yellow Hat, Ltd.	3,500	22,242
Yodogawa Steel Works, Ltd.	22,000	81,363
Yokogawa Bridge Holdings Corp.	5,000	26,682
Yokogawa Electric Corp.	17,500	114,807
Yokohama Reito Co., Ltd.	4,700	29,918
Yokohama Rubber Co., Ltd.	28,000	139,962
Yokowo Co., Ltd.	900	4,593
Yomeishu Seizo Co., Ltd.	2,000	18,189
Yomiuri Land Co., Ltd.	10,000	33,640
Yondenko Corp.	8,000	29,534
Yonekyu Corp.	1,000	7,477
Yonex Co., Ltd.	3,600	26,057
Yorozu Corp.	2,800	47,605
#Yoshinoya Holdings Co., Ltd.	14	17,142
*Yuasa Trading Co., Ltd.	26,000	21,592
Yuken Kogyo Co., Ltd.	7,000	13,712
Yukiguni Maitake Co., Ltd.	1,100	7,117
Yurtec Corp.	14,000	48,722
#Yushiro Chemical Industry Co., Ltd.	3,800	45,584
Zenrin Co., Ltd.	4,100	42,217
Zeon Corp.	30,000	247,476
ZERIA Pharmaceutical Co., Ltd.	2,000	24,654
Zuken, Inc.	5,900	39,929

TOTAL JAPAN		70,062,258

NETHERLANDS — (2.4%)
Aalberts Industries NV	12,970	237,902
Accell Group NV	381	19,609
*Aegon NV	58,692	371,978
*Aegon NV ADR	7,400	46,694
*AFC Ajax NV	70	627
Akzo Nobel NV	6,274	372,682
*AMG Advanced Metallurgical Group NV	3,308	30,728
Amsterdam Commodities NV	2,169	28,754
Arcadis NV	6,043	134,850
#ArcelorMittal NV ADR	10,232	331,312
#*ASM International NV	3,777	96,466
#ASML Holding NV ADR	11,971	397,317
Beter Bed Holding NV	942	25,147
BinckBank NV	4,832	85,531
Brunel International NV	1,958	60,162
*Crucell NV ADR	7,100	230,111
*CSM NV	7,747	245,471
*Draka Holding NV	5,962	127,134
Exact Holding NV	2,291	64,255
Fugro NV	5,703	403,743
*Gamma Holding NV	767	23,258
Grontmij NV	1,971	42,037
*Heijmans NV	1,589	29,987
Heineken NV	396	20,103
#Imtech NV	4,514	151,649
*ING Groep NV	15,875	169,843

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
*ING Groep NV Sponsored ADR	72,426	$780,752
#*InnoConcepts NV	10,068	2,650
#*Kardan NV	976	5,576
#KAS Bank NV	1,187	20,767
*Kendrion NV	366	5,734
Koninklijke Ahold NV	15,949	220,446
Koninklijke Bam Groep NV	33,553	227,274
Koninklijke Boskalis Westminster NV	4,391	178,398
Koninklijke DSM NV	11,964	640,295
Koninklijke Philips Electronics NV	15,182	463,089
Koninklijke Ten Cate NV	3,760	124,133
Koninklijke Vopak NV	3,612	180,706
#*LBi International NV	8,375	16,902
Macintosh Retail Group NV	2,098	47,849
Mediq NV	7,767	148,704
Nutreco NV	5,131	373,788
*Ordina NV	3,916	17,079
Philips Electronics NV ADR	17,136	521,791
#*Punch Graphix NV	5,490	24,752
*Randstad Holdings NV	5,652	269,255
Reed Elsevier NV ADR	1,500	39,120
SBM Offshore NV	14,493	295,812
#Sligro Food Group NV	2,779	91,110
*SNS Reaal Groep NV	23,327	107,981
Telegraaf Media Groep NV	3,763	72,819
TKH Group NV	3,484	86,852
TNT NV	8,170	217,274
#*TomTom NV	20,909	183,638
Unit 4 NV	3,876	116,252
*USG People NV	10,559	196,207
*Wavin NV	2,798	38,687
Wolters Kluwer NV	5,735	130,729

TOTAL NETHERLANDS		9,593,771

NEW ZEALAND — (0.3%)
Air New Zealand, Ltd.	114,230	117,805
*Auckland International Airport, Ltd.	79,481	127,360
Contact Energy, Ltd.	31,424	140,340
*Fisher & Paykel Appliances Holdings, Ltd.	133,540	61,151
Fisher & Paykel Healthcare Corp., Ltd.	31,816	78,644
Freightways, Ltd.	1,524	3,536
Hallenstein Glasson Holdings, Ltd.	634	2,182
Infratil, Ltd.	10,356	14,465
Mainfreight, Ltd.	7,700	42,282
New Zealand Oil & Gas, Ltd.	44,026	42,590
New Zealand Refining Co., Ltd.	14,184	40,036
Nuplex Industries, Ltd.	10,980	28,433
*Pike River Coal, Ltd.	3,453	2,738
Port of Tauranga, Ltd.	13,029	73,960
*Pyne Gould Corp., Ltd.	380,469	127,765
Restaurant Brands New Zealand, Ltd.	16,668	35,207
Ryman Healthcare, Ltd.	15,947	26,301
Sky City Entertainment Group, Ltd.	15,183	35,015
Sky Network Television, Ltd.	9,019	37,366
Tower, Ltd.	15,084	21,550
TrustPower, Ltd.	8,996	52,166

TOTAL NEW ZEALAND		1,110,892

NORWAY — (1.2%)
ABG Sundal Collier Holding ASA	31,428	39,323
#Acergy SA	5,100	103,288

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
*Acta Holding ASA	21,755	$10,634
#*Aker ASA	900	18,471
Aker Kvaerner ASA	4,300	65,575
*Aktiv Kapital ASA	300	2,219
Atea ASA	12,215	103,329
Austevoll Seafood ASA	7,020	51,222
#*Blom ASA	1,630	1,012
Bonheur ASA	350	8,679
*BW Offshore, Ltd. ASA	33,526	72,762
*BWG Homes ASA	1,570	6,003
Cermaq ASA	7,200	91,561
*Copeinca ASA	2,400	22,093
#*Deep Sea Supply P.L.C.	3,000	5,609
*Det Norske Oljeselskap ASA (B15GGN4)	64,000	100,717
*Det Norske Oljeselskap ASA (B1L95G3)	6,863	29,318
DnB NOR ASA Series A	46,946	644,868
#*Dockwise, Ltd. ASA	2,540	64,612
*DOF ASA	3,890	29,318
*EDB ErgoGroup ASA	3,200	9,772
#*Eitzen Chemical ASA	14,172	2,914
Ekornes ASA	2,840	73,650
*Eltek ASA	78,226	35,939
Farstad Shipping ASA	3,400	86,166
Fred Olsen Energy ASA	450	16,932
#Frontline, Ltd. ASA	320	9,137
Ganger Rolf ASA	966	22,614
*Golar Lng Energy, Ltd.	486	884
Golar LNG, Ltd. (7139695)	1,200	15,983
Golar LNG, Ltd. (G9456A100)	3,400	45,084
#Golden Ocean Group, Ltd. ASA	20,000	29,037
*Kongsberg Automotive Holding ASA	100,337	75,527
Kongsberg Gruppen ASA	960	19,991
Marine Harvest ASA	370,000	368,054
#Nordic Semiconductor ASA	19,109	65,195
#*Norse Energy Corp. ASA	38,395	8,714
Norsk Hydro ASA	68,217	418,740
*Norske Skogindustrier ASA Series A	37,500	76,596
#*Norwegian Air Shuttle ASA	2,164	33,228
*Norwegian Energy Co. ASA	23,337	68,310
*Odfjell ASA Series A	3,500	21,083
#Opera Software ASA	4,000	19,431
Orkla ASA	24,650	238,893
*Panoro Energy ASA	3,839	3,566
*Petroleum Geo-Services ASA	27,000	338,096
*Pronova BioPharma ASA	7,500	12,563
Prosafe ASA	1,788	11,792
#*Renewable Energy Corp. ASA	17,037	59,336
Schibsted ASA	4,894	134,422
*Sevan Marine ASA	76,081	102,756
Solstad Offshore ASA	2,300	41,536
*Songa Offshore SE	14,948	68,850
SpareBanken 1 SMN	12,657	114,613
*Storebrand ASA	37,700	274,852
*Subsea 7, Inc. ASA	5,700	120,168
Telenor ASA	1,000	16,141
#TGS Nopec Geophysical Co. ASA	16,653	288,590
#Tomra Systems ASA	13,900	84,702
Veidekke ASA	3,849	31,900
#Wilh Wilhelmsen Holding ASA	1,091	23,625

TOTAL NORWAY		4,959,995

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
PORTUGAL — (0.4%)
#*Altri SGPS SA	8,148	$44,848
#Banco BPI SA	37,043	82,125
#Banco Comercial Portugues SA	221,300	201,320
Banco Espirito Santo SA	32,510	161,449
Banif SGPS SA	7,050	10,400
#Brisa SA	7,265	55,047
Cimpor Cimentos de Portugal SA	9,436	65,593
Finibanco Holdings SGPS SA	5,406	14,602
#Galp Energia SGPS SA Series B	1,599	30,853
#*Impresa SGPS SA	24,471	50,462
Jeronimo Martins SGPS SA	6,158	92,477
#Martifer SGPS SA	5,596	12,459
Mota-Engil SGPS SA	16,305	48,730
Novabase SGPS SA	1,834	8,522
Portucel-Empresa Produtora de Pasta de Papel SA	41,416	137,911
#Portugal Telecom SA	5,144	74,343
Redes Energeticas Nacionais SA	7,924	29,746
*Sag Gest - Solucoes Automovel Globais SGPS SA	5,778	6,093
Sociedade de Investimento e Gestao SGPS SA	8,887	105,044
#*Sonae Industria SGPS SA	19,156	59,153
#Sonae SGPS SA	153,573	182,172
*Sonaecom SGPS SA	5,604	12,672
Teixeira Duarte SA	10,457	14,409
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	20,151	107,587

TOTAL PORTUGAL		1,608,017

SINGAPORE — (1.6%)
*AFP Properties, Ltd.	68,000	32,696
*Allgreen Properties, Ltd.	159,000	146,648
Armstrong Industrial Corp., Ltd.	70,000	23,336
*Asiasons Capital, Ltd.	135,000	18,307
*ASL Marine Holdings, Ltd.	53,000	37,028
*Ausgroup, Ltd.	59,000	20,824
Baker Technology, Ltd.	127,000	40,483
*Banyan Tree Holdings, Ltd.	84,000	60,466
*BH Global Marine, Ltd.	46,000	11,425
Breadtalk Group, Ltd.	23,000	11,229
Broadway Industrial Group, Ltd.	24,000	20,696
Bukit Sembawang Estates, Ltd.	20,000	73,537
*Bund Center Investment, Ltd.	26,500	10,237
CapitaLand, Ltd.	58,500	176,464
Cerebos Pacific, Ltd.	7,000	26,049
CH Offshore, Ltd.	40,000	16,403
China Aviation Oil Singapore Corp., Ltd.	54,000	64,288
*China Energy, Ltd.	211,000	29,411
#China XLX Fertiliser, Ltd.	83,000	38,057
*Chip Eng Seng Corp., Ltd.	63,000	19,512
City Developments, Ltd.	15,000	148,013
ComfortDelGro Corp., Ltd.	14,000	16,063
#Cosco Corp. Singapore, Ltd.	50,000	72,331
Creative Technology Co., Ltd.	3,750	12,221
*CSE Global, Ltd.	103,000	84,458
*CWT, Ltd.	25,000	18,413
DBS Group Holdings, Ltd.	32,422	349,205
#*Delong Holdings, Ltd.	15,000	7,328
*Etika International Holdings, Ltd.	7,000	2,361
*Ezion Holdings, Ltd.	41,000	22,451
#Ezra Holdings, Ltd.	78,000	106,205
F.J. Benjamin Holdings, Ltd.	75,000	24,720
First Resources, Ltd.	21,000	20,540
Fraser & Neave, Ltd.	58,000	280,279

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*Gallant Venture, Ltd.	51,000	$10,506
Golden Agri-Resources, Ltd.	307,000	155,007
#Goodpack, Ltd.	15,000	23,739
#*Guocoland, Ltd.	40,000	73,706
Healthway Medical Corp., Ltd.	166,000	19,270
Hiap Seng Engineering, Ltd.	50,000	26,528
Hi-P International, Ltd.	76,000	61,963
Ho Bee Investment, Ltd.	36,000	47,072
*Hong Fok Corp., Ltd.	89,000	42,466
Hong Leong Asia, Ltd.	28,000	74,792
Hotel Grand Central, Ltd.	6,000	3,804
Hotel Properties, Ltd.	30,000	65,007
HTL International Holdings, Ltd.	15,000	8,031
Hwa Hong Corp., Ltd.	21,000	8,998
Hyflux, Ltd.	23,000	56,138
*Indofood Agri Resources, Ltd.	30,000	60,670
InnoTek, Ltd.	37,000	14,790
Jardine Cycle & Carriage, Ltd.	3,000	91,401
#*Jaya Holdings, Ltd.	45,000	24,640
Keppel Corp., Ltd.	7,000	54,142
Keppel Land, Ltd.	41,390	142,299
Keppel Telecommunications & Transportation, Ltd.	58,000	57,461
*K-Green Trust	1,400	1,168
Kim Eng Holdings, Ltd.	45,000	61,348
*KS Energy Services, Ltd.	68,000	54,748
M1, Ltd.	11,000	18,897
MCL Land, Ltd.	4,000	7,531
Mercator Lines Singapore, Ltd.	102,000	21,265
Metro Holdings, Ltd.	31,000	19,579
#Midas Holdings, Ltd.	116,000	88,158
#*Neptune Orient Lines, Ltd.	91,250	151,673
NSL, Ltd.	16,000	17,202
*Oceanus Group, Ltd.	70,000	17,316
#Olam International, Ltd.	24,000	58,338
Orchard Parade Holdings, Ltd.	24,000	27,924
OSIM International, Ltd.	51,000	45,878
#*Otto Marine, Ltd.	130,000	34,304
Oversea-Chinese Banking Corp., Ltd.	26,793	187,160
#Overseas Union Enterprise, Ltd.	37,000	93,904
Pan Pacific Hotels Group, Ltd.	31,000	39,328
QAF, Ltd.	69,000	31,826
#*Raffles Education Corp., Ltd.	149,553	32,500
Raffles Medical Group, Ltd.	12,000	20,233
SATS, Ltd.	43,380	95,644
*SC Global Developments, Ltd.	51,000	62,708
SembCorp Industries, Ltd.	27,000	95,820
#SembCorp Marine, Ltd.	7,000	24,961
Singapore Airlines, Ltd.	6,000	73,584
#Singapore Exchange, Ltd.	4,000	27,256
Singapore Land, Ltd.	22,000	121,150
Singapore Post, Ltd.	41,000	37,394
Singapore Press Holdings, Ltd.	13,000	41,769
Singapore Telecommunications, Ltd.	55,000	131,780
*Sinomem Technology, Ltd.	58,000	21,816
SMRT Corp., Ltd.	25,000	39,681
#*Sound Global, Ltd.	72,000	48,701
Spice I2I, Ltd.	116,000	11,272
*Stamford Land Corp, Ltd.	100,000	43,367
StarHub, Ltd.	8,000	16,433
Sunningdale Tech, Ltd.	143,000	21,156
#*Sunvic Chemical Holdings, Ltd.	152,000	72,235

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Super Group, Ltd.	22,000	$21,301
#*Swiber Holdings, Ltd.	50,000	39,606
*Swissco Holdings, Ltd.	60,000	18,876
Tat Hong Holdings, Ltd.	29,000	23,996
Thomson Medical Centre, Ltd.	21,000	17,525
*Tiong Woon Corp. Holding, Ltd.	67,000	22,851
*Transcu Group, Ltd.	288,000	28,992
UMS Holdings, Ltd.	144,000	53,036
United Engineers, Ltd.	25,000	47,839
United Envirotech, Ltd.	83,000	28,663
United Industrial Corp., Ltd.	103,000	184,709
United Overseas Bank, Ltd.	4,045	58,385
UOB-Kay Hian Holdings, Ltd.	49,000	63,402
UOL Group, Ltd.	52,000	183,260
Venture Corp., Ltd.	39,000	273,612
WBL Corp., Ltd.	6,000	19,731
Wheelock Properties, Ltd.	18,000	27,160
Wing Tai Holdings, Ltd.	48,000	65,144
Yanlord Land Group, Ltd.	58,000	77,535
Yongnam Holdings, Ltd.	108,000	25,120

TOTAL SINGAPORE		6,461,864

SPAIN — (1.9%)
Abengoa SA	4,872	135,002
Abertis Infraestructuras SA	4,973	98,342
Acciona SA	2,486	218,864
Acerinox SA	11,623	190,653
Actividades de Construccion y Servicios SA	1,883	98,852
Almirall SA	8,510	80,689
*Amper SA	4,894	26,782
Antena 3 de Television SA	5,451	55,847
Banco Bilbao Vizcaya Argentaria SA	7,400	97,491
#Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	40,108	527,420
#Banco de Sabadell SA	88,224	429,403
#*Banco de Valencia SA	5,779	32,619
#Banco Espanol de Credito SA	5,861	58,817
Banco Guipuzcoano SA	10,255	56,272
#Banco Pastor SA	15,738	76,932
#Banco Popular Espanol SA	43,797	283,638
Banco Santander SA	59,423	762,730
*Banco Santander SA	761	9,777
Banco Santander SA Sponsored ADR	49,963	640,026
#Bankinter SA	13,016	86,828
*Baron de Ley SA	967	60,046
#Bolsas y Mercados Espanoles SA	4,896	133,595
Caja de Ahorros del Mediterraneo SA	1,847	18,885
Campofrio Food Group SA	1,520	15,568
Cementos Portland Valderrivas SA	1,746	35,870
Cia Espanola de Petroleos SA	413	9,834
*Cie Automotive SA	999	5,409
Cintra Concesiones de Infraestructuras de Transporte SA	29,985	342,128
Construcciones y Auxiliar de Ferrocarriles SA	202	113,930
Criteria Caixacorp SA	32,638	184,395
Dinamia SA	685	8,316
Duro Felguera SA	7,224	62,047
Ebro Foods SA	7,979	175,472
Elecnor SA	4,468	62,170
Enagas SA	4,664	102,872
*Ercros SA	9,141	10,407
Faes Farma SA	17,341	72,054
Fersa Energias Renovables SA	4,378	7,312

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Fluidra SA	613	$2,200
Fomento de Construcciones y Contratas SA	651	17,577
*Gamesa Corp. Tecnologica SA	1,683	11,723
Gas Natural SDG SA	6,227	91,216
*Gestevision Telec, Inc. SA	5,800	74,013
Grifols SA	2,915	47,254
Grupo Catalana Occidente SA	5,497	114,675
*Grupo Empresarial Ence SA	19,284	70,284
*Grupo Ezentis SA	28,433	23,037
Iberdrola Renovables SA	35,844	121,100
*Iberdrola SA	4,578	38,679
Iberpapel Gestion SA	130	2,503
Indra Sistemas SA	1,519	29,764
*Jazztel P.L.C.	20,942	96,281
#*La Seda de Barcelona SA	159,016	15,490
Laboratorios Farmaceuticos Rovi SA	1,442	10,837
Mapfre SA	5,709	18,971
Miquel y Costas & Miquel SA	1,261	35,964
*Natraceutical SA	16,106	8,545
*NH Hoteles SA	13,785	72,385
Obrascon Huarte Lain SA	2,613	85,567
*Papeles y Cartones de Europa SA	7,167	38,435
Pescanova SA	1,779	58,036
#*Promotora de Informaciones SA	10,539	27,259
Prosegur Cia de Seguridad SA	1,405	84,109
*Quabit Inmobiliaria SA	38,794	7,667
*Realia Business SA	39,131	82,502
Red Electrica Corporacion SA	1,329	66,784
*Renta Corp Real Estate SA	2,925	6,986
Repsol YPF SA Sponsored ADR	8,150	225,674
*Reyal Urbis SA	2,446	5,481
#*Sacyr Vallehermoso SA	8,360	54,901
*Service Point Solutions SA	7,936	5,973
Sol Melia SA	3,757	37,479
Solaria Energia y Medio Ambiente SA	8,257	18,024
#*SOS Corp. Alimentaria SA	10,029	22,065
Tecnicas Reunidas SA	999	62,148
Telecomunicaciones y Energia SA	2,844	10,092
*Tubacex SA	12,296	43,210
*Tubos Reunidos SA	15,910	42,600
Vidrala SA	1,971	58,066
Viscofan SA	3,785	131,873
*Vocento SA	845	4,347
Zardoya Otis SA	769	12,820
*Zeltia SA	14,875	66,645

TOTAL SPAIN		7,548,535

SWEDEN — (2.6%)
Aarhuskarlshamn AB	3,059	72,061
Acando AB	18,648	31,962
*Active Biotech AB	264	4,594
AF AB	5,584	97,260
Alfa Laval AB	2,160	37,486
#*Anoto Group AB	11,499	6,632
Assa Abloy AB Series B	3,100	79,491
Avanza Bank Holding AB	1,688	55,541
Axfood AB	1,350	47,362
#Axis Communications AB	3,786	59,555
B&B Tools AB	5,507	83,296
*BE Group AB	8,493	51,518
Beijer Alma AB	1,928	39,795

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
*Betsson AB	1,476	$22,840
Bilia AB Series A	5,411	96,451
Billerud AB	11,660	93,841
*BioInvent International AB	5,547	21,637
Biotage AB	19,463	20,543
Bjoern Borg AB	1,140	10,392
Boliden AB	35,292	599,235
*Bure Equity AB	7,490	36,555
Cardo AB	2,346	90,521
#Clas Ohlson AB Series B	2,529	43,405
Concordia Maritime AB Series B	10,317	29,860
*Diamyd Medical AB	517	10,347
Duni AB	2,293	21,855
*East Capital Explorer AB	6,363	70,479
Electrolux AB Series B	8,200	198,620
Elekta AB Series B	6,166	233,225
#*Eniro AB	11,046	7,163
G & L Beijer AB Series B	1,494	51,821
Getinge AB	3,048	64,538
*Gunnebo AB	2,098	13,499
Hakon Invest AB	5,494	100,911
*Haldex AB	8,712	104,280
#Hexagon AB	12,415	252,624
Hexpol AB	2,224	44,576
*HIQ International AB	1,388	7,233
Hoganas AB Series B	3,934	138,516
Holmen AB	6,915	219,513
#HQ AB	1,073	1,140
Husqvarna AB Series A	1,778	12,485
#Husqvarna AB Series B	10,020	70,512
*Industrial & Financial Systems AB Series B	3,767	53,583
Intrum Justitia AB	6,733	92,856
JM AB	10,548	228,974
#KappAhl AB	5,572	50,046
#*Karo Bio AB	6,950	4,320
*LBi International NV	12	24
*Lindab International AB	10,001	142,164
*Loomis AB	11,646	145,966
*Lundin Petroleum AB	23,683	224,304
Meda AB Series A	28,325	232,932
*Medivir AB	1,573	29,185
Mekonomen AB	1,728	54,513
*Micronic Mydata AB	22,549	41,180
Modern Times Group AB Series B	4,074	292,704
#Munters AB	4,833	55,563
NCC AB Series B	6,132	130,840
*Net Entertainment NE AB	2,208	24,039
#*Net Insight AB	5,273	3,130
New Wave Group AB Series B	9,990	64,236
NIBE Industrier AB	2,591	31,913
Niscayah Group AB	38,538	66,446
*Nobia AB	20,065	156,440
Nolato AB Series B	2,390	30,545
Nordea Bank AB	52,911	582,585
OEM International AB Series B	1,100	8,310
#*Opcon AB	1,013	2,873
#*ORC Software AB	1,183	19,870
*Orexo AB	5,596	35,449
Oriflame Cosmetics SA	875	49,588
*Pa Resources AB	86,281	69,078
Peab AB Series B	16,411	130,803

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
*Pricer AB	338,235	$38,984
#Q-Med AB	6,069	49,977
Ratos AB	8,386	298,992
RaySearch Laboratories AB	1,193	6,777
*Rederi AB Transatlantic	1,659	6,623
*Rezidor Hotel Group AB	18,581	106,979
*rnb Retail & Brands AB	34,650	39,700
#*Rottneros AB	33,249	23,221
Saab AB	6,770	105,924
#*SAS AB	26,212	99,548
#*Seco Tools AB	1,924	28,291
Securitas AB Series B	1,170	12,800
*Sensys Traffic AB	13,176	1,754
#Skandinaviska Enskilda Banken AB Series A	21,085	163,459
Skanska AB Series B	3,800	72,720
SKF AB Series B	2,200	56,870
Skistar AB	192	3,824
#SSAB AB Series A	14,191	199,004
SSAB AB Series B	7,666	94,830
*Studsvik AB	1,328	13,587
Svenska Cellulosa AB Series B	28,079	435,308
Svenska Handelsbanken AB Series A	7,782	254,579
#*Swedbank AB Series A	31,385	438,874
Swedish Match AB	3,673	102,752
*Swedish Orphan Biovitrum AB	22,449	134,882
Systemair AB	819	11,067
Tele2 AB Series B	11,236	246,935
*Telefonaktiebolaget LM Ericsson AB	26,095	286,982
Telefonaktiebolaget LM Ericsson AB Sponsored ADR	17,900	196,721
TeliaSonera AB	22,756	190,080
*TradeDoubler AB	4,911	23,326
Trelleborg AB Series B	31,377	295,715
Vitrolife AB	850	4,409
*Volvo AB Series B	12,440	168,416

TOTAL SWEDEN		10,623,539

SWITZERLAND — (5.3%)
ABB, Ltd. AG	6,988	144,747
ABB, Ltd. AG Sponsored ADR	8,820	182,486
Acino Holding AG	137	12,160
*Actelion, Ltd. AG	513	25,629
Adecco SA	8,085	452,370
Advanced Digital Broadcast Holdings SA	398	11,300
*AFG Arbonia-Forster Holding AG	2,023	48,359
Allreal Holding AG	1,027	141,614
Also Holding AG	321	17,928
Aryzta AG	8,819	390,813
*Ascom Holding AG	2,671	35,438
Bachem Holdings AG	659	37,530
Baloise Holding AG	4,172	385,480
Bank Coop AG	1,296	88,933
Bank Sarasin & Cie AG Series B	2,665	97,523
Banque Cantonale de Geneve SA	110	24,134
Banque Cantonale Vaudoise AG	394	191,512
Banque Privee Edmond de Rothschild SA	1	24,077
Barry Callebaut AG	160	128,980
*Basilea Pharmaceutica AG	236	16,555
Basler Kantonalbank AG	551	79,613
Belimo Holdings AG	38	65,460
Bell Holding AG	14	22,947
Bellevue Group AG	475	14,559

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Berner Kantonalbank AG	263	$63,874
BKW FMB Energie AG	137	9,336
*Bobst Group AG	1,523	68,192
Bossard Holding AG	354	37,735
Bucher Industries AG	1,167	179,224
Burckhardt Compression Holding AG	245	58,306
Centralschweizerische Kraftwerke AG	31	10,390
*Charles Voegele Holding AG	1,583	83,724
*Cie Financiere Tradition SA	305	33,460
*Clariant AG	25,538	431,902
Compagnie Financiere Richemont SA Series A	5,585	278,570
Conzzeta AG	35	63,975
Credit Suisse Group AG	13,655	565,298
Daetwyler Holding AG	1,299	96,392
#*Dufry AG	2,291	266,585
#EFG International AG	7,368	90,682
EGL AG	34	23,241
Emmi AG	135	22,476
#EMS-Chemie Holding AG	653	101,533
Energiedienst Holding AG	542	28,037
Flughafen Zuerich AG	504	185,815
Forbo Holding AG	249	134,113
#Galenica Holding AG	437	211,197
*GAM Holding AG	28,346	447,836
Geberit AG	739	141,640
*George Fisher AG	750	321,389
Givaudan SA	282	290,573
Gurit Holding AG	106	57,871
Helvetia Holding AG	749	263,821
Holcim, Ltd. AG	21,970	1,368,650
Implenia AG	879	26,406
*Interroll-Holding AG	121	41,869
Julius Baer Group, Ltd. AG	12,868	543,020
Kaba Holding AG	302	101,286
*Kardex AG	1,109	31,263
*Komax Holding AG	885	82,243
Kudelski SA	5,884	150,496
Kuehne + Nagel International AG	1,113	137,688
Kuoni Reisen Holding AG	398	170,703
Liechtensteinische Landesbank AG	461	31,268
#*LifeWatch AG	922	9,850
Lindt & Spruengli AG	1	28,666
#*Logitech International SA	11,683	221,492
*Lonza Group AG	1,195	104,614
Luzerner Kantonalbank AG	260	82,731
Metall Zug AG	24	75,510
*Meyer Burger Technology AG	4,807	152,847
*Micronas Semiconductor Holding AG	4,546	40,685
Mobimo Holding AG	620	118,818
Nobel Biocare Holding AG	3,987	65,917
Novartis AG	552	31,984
#*Novartis AG ADR	11,400	660,630
*OC Oerlikon Corp. AG	16,660	87,112
Orascom Development Holding AG	1,047	63,551
#Orell Fuessli Holding AG	83	12,074
*Panalpina Welttransport Holding AG	2,305	287,926
Partners Group Holding AG	929	169,953
Petroplus Holdings AG	17,593	207,825
Phoenix Mecano AG	135	87,766
*Precious Woods Holding AG	466	11,450
*PubliGroupe SA	305	29,953

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Rieters Holdings AG	487	$140,999
Romande Energie Holding SA	31	48,335
Schindler Holding AG	551	59,914
#*Schmolz + Bickenbach AG	1,694	31,407
#Schulthess Group AG	1,676	63,736
Schweiter Technologies AG	64	43,455
Schweizerische National-Versicherungs-Gesellschaft AG	1,743	56,495
SGS SA	32	51,183
*Siegfried Holding AG	472	45,526
Sika AG	177	350,976
Sonova Holding AG	728	84,318
St. Galler Kantonalbank AG	337	158,603
Straumann Holding AG	149	31,193
Sulzer AG	3,071	373,916
Swatch Group AG (7184725)	2,379	909,333
Swatch Group AG (7184736)	4,159	289,190
Swiss Life Holding AG	3,673	449,480
Swiss Reinsurance Co., Ltd. AG	23,898	1,148,230
Swisscom AG	228	95,218
Swisslog Holding AG	74,559	66,620
Syngenta AG ADR	6,500	359,970
Tecan Group AG	275	19,141
#*Temenos Group AG	4,813	161,326
*Tornos SA	790	9,078
#*UBS AG	52,017	883,641
*UBS AG ADR	34,236	582,697
#Valiant Holding AG	869	135,794
Valora Holding AG	456	120,440
Vaudoise Assurances Holding SA	46	10,688
Verwaltungs und Privat-Bank AG	399	43,326
#Von Roll Holding AG	12,697	67,316
Vontobel Holdings AG	4,499	155,300
VZ Holding AG	124	13,167
Walliser Kantonalbank AG	24	16,900
#Ypsomed Holdings AG	1,113	61,649
Zehnder Group AG	24	49,012
#Zuger Kantonalbank AG	17	87,404
Zurich Financial Services AG	7,781	1,904,146

TOTAL SWITZERLAND		21,622,702

UNITED KINGDOM — (16.0%)
888 Holdings P.L.C.	29,087	21,367
A.G. Barr P.L.C.	1,612	31,615
Aberdeen Asset Management P.L.C.	87,090	248,051
Admiral Group P.L.C.	3,611	94,230
Aegis Group P.L.C.	55,503	111,872
*Afren P.L.C.	75,219	155,963
*Aga Rangemaster Group P.L.C.	9,912	13,806
Aggreko P.L.C.	14,312	361,143
*Alterian P.L.C.	4,593	15,526
Amec P.L.C.	14,181	246,665
Amlin P.L.C.	64,616	420,836
Anglo American P.L.C.	48,414	2,255,764
Anglo Pacific Group P.L.C.	9,934	52,584
Anite P.L.C.	44,555	36,377
*Antisoma P.L.C.	80,939	8,191
Antofagasta P.L.C.	4,037	86,005
*Ark Therapeutics Group P.L.C.	14,764	1,089
ARM Holdings P.L.C.	60,227	351,622
Ashmore Group P.L.C.	23,282	142,896
Ashtead Group P.L.C.	67,180	135,238

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Associated British Foods P.L.C.	18,923	$317,374
*Assura Group, Ltd. P.L.C.	23,540	16,570
AstraZeneca P.L.C. Sponsored ADR	2,300	116,058
Atkins WS P.L.C.	7,176	86,645
*Autonomy Corp. P.L.C.	5,241	122,713
Aveva Group P.L.C.	5,527	131,897
Aviva P.L.C.	128,562	819,885
*Axis-Shield P.L.C.	4,951	20,574
Babcock International Group P.L.C.	24,989	232,233
BAE Systems P.L.C.	37,092	204,750
Balfour Beatty P.L.C.	33,251	147,433
Barclays P.L.C.	140,947	619,387
Barclays P.L.C. Sponsored ADR	5,456	96,298
*Barratt Developments P.L.C.	137,135	171,407
BBA Aviation P.L.C.	63,878	205,950
Beazley P.L.C.	81,424	157,409
Bellway P.L.C.	18,805	160,846
*Berkeley Group Holdings P.L.C. (The)	19,342	260,862
BG Group P.L.C.	17,014	331,199
Bloomsbury Publishing P.L.C.	1,196	2,437
BlueBay Asset Management P.L.C.	1,659	12,979
Bodycote P.L.C.	27,311	115,727
*Bovis Homes Group P.L.C.	18,920	105,462
*BP P.L.C. Sponsored ADR	18,084	738,370
Braemar Shipping Services P.L.C.	617	5,236
Brewin Dolphin Holdings P.L.C.	19,602	43,522
Brit Insurance Holdings NV	12,188	203,995
#*British Airways P.L.C.	62,588	271,221
British Polythene Industries P.L.C.	681	2,662
Britvic P.L.C.	10,265	79,342
BSS Group P.L.C.	14,364	101,909
BT Group P.L.C.	16,974	41,854
BT Group P.L.C. Sponsored ADR	1,762	43,486
*BTG P.L.C.	31,438	121,792
Bunzl P.L.C.	16,317	193,184
Burberry Group P.L.C.	14,668	239,530
*Cable & Wireless Communications P.L.C.	120,990	103,713
Cable & Wireless Worldwide P.L.C.	142,114	159,697
*Cairn Energy P.L.C.	24,500	151,423
Capita Group P.L.C.	3,491	42,864
*Capital & Regional P.L.C.	34,857	19,112
Carillion P.L.C.	57,331	316,665
Carnival P.L.C.	9,773	422,248
Carnival P.L.C. ADR	800	34,856
Carpetright P.L.C.	4,645	52,666
*Carphone Warehouse Group P.L.C.	30,903	150,334
Catlin Group, Ltd. P.L.C.	52,696	294,241
Charter International P.L.C.	12,730	150,723
Chaucer Holdings P.L.C.	81,109	66,216
Chemring Group P.L.C.	1,234	59,279
Chesnara P.L.C.	20,801	72,231
Chime Communications P.L.C.	1,771	5,907
Cineworld Group P.L.C.	12,299	43,989
Clarkson P.L.C.	893	15,207
Close Brothers Group P.L.C.	24,386	301,437
Cobham P.L.C.	26,402	97,980
Collins Stewart P.L.C.	37,094	47,591
*Colt Group SA	47,755	92,623
Compass Group P.L.C.	18,474	151,395
Computacenter P.L.C.	32,517	190,564
Connaught P.L.C.	17,457	4,657

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Consort Medical P.L.C.	6,807	$54,565
*Cookson Group P.L.C.	40,819	336,988
Costain Group P.L.C.	2,521	8,473
Cranswick P.L.C.	5,374	77,093
Croda International P.L.C.	7,616	175,476
*CSR P.L.C.	25,579	130,570
Daily Mail & General Trust P.L.C. Series A	21,649	186,563
Dairy Crest Group P.L.C.	14,175	84,304
Davis Service Group P.L.C.	23,947	159,476
De La Rue P.L.C.	10,800	110,373
*Debenhams P.L.C.	190,427	233,069
Dechra Pharmaceuticals P.L.C.	4,616	39,236
Development Securities P.L.C.	12,063	45,434
Devro P.L.C.	18,737	67,676
Dignity P.L.C.	1,038	10,927
Diploma P.L.C.	18,621	77,427
*Dixons Retail P.L.C.	512,906	220,056
Domino Printing Sciences P.L.C.	11,527	97,386
Domino’s Pizza UK & IRL P.L.C.	8,282	64,708
*Drax Group P.L.C.	5,079	30,952
DS Smith P.L.C.	60,256	162,546
Dunelm Group P.L.C.	2,288	17,675
*E2V Technologies P.L.C.	6,368	9,992
*eaga P.L.C.	16,260	16,152
*easyJet P.L.C.	25,459	186,044
Electrocomponents P.L.C.	40,856	159,836
Elementis P.L.C.	69,952	128,262
*EnQuest P.L.C.	31,910	65,969
*Enterprise Inns P.L.C.	71,891	131,471
Eurasian Natural Resources Corp. P.L.C.	8,647	120,632
Evolution Group P.L.C.	45,511	64,404
F&C Asset Management P.L.C.	59,422	63,846
Fenner P.L.C.	28,213	118,087
Fidessa Group P.L.C.	1,552	39,821
Filtrona P.L.C.	26,942	107,582
*Findel P.L.C.	58,198	15,620
Firstgroup P.L.C.	17,652	115,432
Forth Ports P.L.C.	4,861	102,722
*Fortune Oil P.L.C.	30,923	3,714
Fuller Smith & Turner P.L.C.	2,649	25,161
G4S P.L.C.	43,228	181,226
Galliford Try P.L.C.	8,679	42,412
Game Group P.L.C.	66,795	75,483
*Gem Diamonds, Ltd. P.L.C.	14,675	46,662
Genus P.L.C.	5,945	80,469
GKN P.L.C.	166,610	473,386
Go-Ahead Group P.L.C.	2,662	58,162
Greene King P.L.C.	32,719	219,283
Greggs P.L.C.	11,277	82,724
Halfords Group P.L.C.	19,770	134,171
Halma P.L.C.	23,155	121,223
Hampson Industries P.L.C.	28,076	14,395
*Hardy Oil & Gas P.L.C.	8,461	25,252
Hardy Underwriting Group P.L.C.	7,837	37,146
Hargreaves Lansdown P.L.C.	10,452	78,500
Hays P.L.C.	32,961	58,373
Headlam Group P.L.C.	17,739	91,159
Helical Bar P.L.C.	20,197	105,191
*Helphire P.L.C.	19,432	6,755
Henderson Group P.L.C.	82,873	174,422
Heritage Oil P.L.C.	9,169	50,588

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Hikma Pharmaceuticals P.L.C.	15,446	$194,747
Hill & Smith Holdings P.L.C.	13,768	66,936
Hiscox, Ltd. P.L.C.	51,949	294,865
HMV Group P.L.C.	68,317	49,414
Hochschild Mining P.L.C.	15,417	119,602
Holidaybreak P.L.C.	6,025	28,478
*Home Retail Group P.L.C.	15,090	52,917
Homeserve P.L.C.	12,650	91,873
*Howden Joinery Group P.L.C.	23,680	29,479
#HSBC Holdings P.L.C. Sponsored ADR	51,029	2,659,121
Hunting P.L.C.	15,607	161,100
Huntsworth P.L.C.	25,889	33,302
Hyder Consulting P.L.C.	977	6,016
ICAP P.L.C.	21,497	157,052
IG Group Holdings P.L.C.	17,324	146,566
*Imagination Technologies Group P.L.C.	2,887	20,085
IMI P.L.C.	15,182	191,987
Imperial Tobacco Group P.L.C.	9,893	316,846
*Inchcape P.L.C.	62,256	347,904
Informa P.L.C.	20,517	143,455
Inmarsat P.L.C.	5,053	52,761
*Innovation Group P.L.C.	19,144	4,146
Intec Telecom Systems P.L.C.	46,707	53,811
Intercontinental Hotels Group P.L.C.	4,777	92,259
#Intercontinental Hotels Group P.L.C. ADR	1,100	21,285
Intermediate Capital Group P.L.C.	61,578	318,371
International Personal Finance P.L.C.	31,376	156,413
International Power P.L.C.	155,255	1,035,900
Interserve P.L.C.	22,617	72,757
Intertek Group P.L.C.	1,936	57,543
Invensys P.L.C.	22,803	105,342
Investec P.L.C.	44,897	358,323
*IP Group P.L.C.	35,031	16,304
ITE Group P.L.C.	6,955	20,588
*ITV P.L.C.	269,602	295,313
James Fisher & Sons P.L.C.	5,088	41,788
Jardine Lloyd Thompson Group P.L.C.	6,289	59,617
JD Sports Fashion P.L.C.	1,054	13,549
JD Wetherspoon P.L.C.	12,500	82,168
*JJB Sports P.L.C.	75,004	11,653
JKX Oil & Gas P.L.C.	14,786	66,547
John Menzies P.L.C.	6,307	48,808
John Wood Group P.L.C.	43,709	304,989
Johnson Matthey P.L.C.	7,738	237,301
*Johnston Press P.L.C.	268,553	54,849
Kazakhmys P.L.C.	18,949	399,280
Kcom Group P.L.C.	53,721	42,266
Keller Group P.L.C.	9,083	91,963
Kesa Electricals P.L.C.	56,339	143,243
Kier Group P.L.C.	5,529	117,327
Kingfisher P.L.C.	232,192	884,562
*Kofax P.L.C.	5,474	25,045
Ladbrokes P.L.C.	41,541	87,669
Laird P.L.C.	38,764	92,566
Lamprell P.L.C.	19,728	106,208
Lancashire Holdings, Ltd. P.L.C.	24,300	220,930
Laura Ashley Holdings P.L.C.	22,105	6,240
Lavendon Group P.L.C.	14,151	15,880
Legal & General Group P.L.C.	594,171	955,252
*Lloyds Banking Group P.L.C.	637,217	700,384
Logica P.L.C.	83,680	173,522

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*London Stock Exchange Group P.L.C.	14,048	$165,124
*Lonmin P.L.C.	15,896	444,920
*Lookers P.L.C.	18,683	18,246
Low & Bonar P.L.C.	20,699	15,890
LSL Property Services P.L.C.	1,287	4,444
*Luminar Group Holdings P.L.C.	19,024	5,163
Man Group P.L.C.	175,697	734,349
*Management Consulting Group P.L.C.	27,884	11,138
Marks & Spencer Group P.L.C.	27,544	188,770
Marshalls P.L.C.	18,574	32,095
Marston’s P.L.C.	81,076	130,733
McBride P.L.C.	21,239	60,840
Mears Group P.L.C.	8,024	38,569
*Mecom Group P.L.C.	12,426	49,156
Meggitt P.L.C.	105,432	557,369
Melrose P.L.C.	68,439	308,785
Melrose Resources P.L.C.	10,384	54,447
Michael Page International P.L.C.	7,737	58,396
Micro Focus International P.L.C.	5,738	35,105
Millennium & Copthorne Hotels P.L.C.	23,551	205,661
*Misys P.L.C.	22,405	100,878
*Mitchells & Butlers P.L.C.	38,754	200,019
Mitie Group P.L.C.	56,146	182,774
Mondi P.L.C.	58,540	487,431
Moneysupermarket.com Group P.L.C.	39,384	52,758
Morgan Crucible Co. P.L.C.	30,061	110,195
Morgan Sindall P.L.C.	4,844	52,308
Mothercare P.L.C.	10,044	84,605
Mouchel Group P.L.C.	18,593	25,281
N Brown Group P.L.C.	19,458	93,709
*National Express Group P.L.C.	44,713	178,662
NCC Group P.L.C.	621	4,772
Next P.L.C.	2,174	79,600
Northern Foods P.L.C.	60,631	45,960
*Northgate P.L.C.	11,080	43,498
Northumbrian Water Group P.L.C.	14,178	80,428
*Novae Group P.L.C.	11,227	65,868
Old Mutual P.L.C.	499,092	1,039,401
Oxford Instruments P.L.C.	3,659	31,771
Pace P.L.C.	38,494	126,270
*PartyGaming P.L.C.	19,992	80,631
PayPoint P.L.C.	1,351	6,903
Pearson P.L.C.	12,174	186,457
Pearson P.L.C. Sponsored ADR	21,531	331,577
*Pendragon P.L.C.	72,039	24,874
Pennon Group P.L.C.	12,047	120,226
*Persimmon P.L.C.	45,552	248,833
Petropavlovsk P.L.C.	10,388	161,003
Phoenix IT Group, Ltd. P.L.C.	9,572	37,763
Photo-Me International P.L.C.	3,282	3,708
Pinewood Shepperton P.L.C.	23,611	61,724
Premier Farnell P.L.C.	15,402	67,095
*Premier Foods P.L.C.	335,442	94,736
*Premier Oil P.L.C.	5,518	148,631
*Prostrakan Group P.L.C.	11,495	13,638
Provident Financial P.L.C.	6,445	79,166
Prudential P.L.C.	68,348	691,277
Prudential P.L.C. ADR	800	16,160
Psion P.L.C.	17,081	25,310
*Punch Taverns P.L.C.	86,719	99,584
PV Crystalox Solar P.L.C.	19,647	16,698

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
PZ Cussons P.L.C.	16,088	$103,907
Qinetiq P.L.C.	93,810	161,417
*Quintain Estates & Development P.L.C.	33,934	21,519
R.E.A. Holdings P.L.C.	1,822	20,023
Rank Group P.L.C.	14,069	28,785
Rathbone Brothers P.L.C.	5,652	80,615
Reckitt Benckiser Group P.L.C.	1,065	59,500
*Redrow P.L.C.	45,259	80,082
Reed Elsevier P.L.C.	3,037	26,056
Reed Elsevier P.L.C. ADR	300	10,293
Regus P.L.C.	116,214	160,940
Renishaw P.L.C.	5,590	103,666
*Rentokil Initial P.L.C.	58,573	92,947
Resolution, Ltd. P.L.C.	153,392	643,070
Restaurant Group P.L.C.	16,156	73,068
Rexam P.L.C.	86,562	440,899
Ricardo P.L.C.	7,021	33,303
Rightmove P.L.C.	4,269	54,425
Rio Tinto P.L.C.	4,050	263,050
Rio Tinto P.L.C. Sponsored ADR	2,972	193,537
RM P.L.C.	9,841	26,775
Robert Walters P.L.C.	16,237	87,963
Robert Wiseman Dairies P.L.C.	3,173	16,662
ROK P.L.C.	2,238	718
*Rolls-Royce Group P.L.C. (3283648)	43,160	447,775
*Rolls-Royce Group P.L.C. (B520WF1)	2,762,240	4,426
Rotork P.L.C.	2,973	79,720
*Royal Bank of Scotland Group P.L.C.	161,522	115,570
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	1,520	21,858
#Royal Dutch Shell P.L.C. ADR	45,916	2,953,317
Royal Dutch Shell P.L.C. Series B	6,539	209,260
RPC Group P.L.C.	8,346	41,032
RPS Group P.L.C.	29,185	95,950
RSA Insurance Group P.L.C.	351,201	736,810
SABmiller P.L.C.	11,816	383,355
Sage Group P.L.C.	58,941	254,330
Sainsbury (J.) P.L.C.	55,095	343,994
*Salamander Energy P.L.C.	23,260	81,426
Savills P.L.C.	16,656	87,792
Schroders P.L.C.	10,034	253,652
Schroders P.L.C. Non-Voting	6,442	130,312
Scottish & Southern Energy P.L.C.	7,777	143,723
*SDL P.L.C.	12,648	121,802
Senior P.L.C.	50,554	107,275
Serco Group P.L.C.	8,348	82,126
Severfield-Rowen P.L.C.	10,335	39,898
Severn Trent P.L.C.	4,142	92,598
Shanks Group P.L.C.	38,230	68,095
Shire P.L.C. ADR	1,800	126,180
*SIG P.L.C.	94,404	171,544
Smith & Nephew P.L.C.	3,115	27,370
#Smith & Nephew P.L.C. Sponsored ADR	1,400	61,432
Smiths Group P.L.C.	3,718	70,961
Smiths News P.L.C.	20,687	38,314
*Soco International P.L.C.	14,316	71,945
*Southern Cross Healthcare, Ltd. P.L.C.	27,167	12,640
Spectris P.L.C.	18,022	325,761
Speedy Hire P.L.C.	63,745	25,237
Spice P.L.C.	22,470	25,073
Spirax-Sarco Engineering P.L.C.	3,460	100,211
Spirent Communications P.L.C.	45,576	104,910

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Sportech P.L.C.	2,757	$1,881
*Sports Direct International P.L.C.	28,039	62,893
SSL International P.L.C.	11,866	220,358
St. Ives Group P.L.C.	15,536	20,675
St. James’s Place P.L.C.	18,272	81,030
St. Modwen Properties P.L.C.	17,770	46,068
Stagecoach Group P.L.C.	27,557	92,302
Standard Chartered P.L.C.	26,966	779,992
Standard Life P.L.C.	228,627	831,141
Sthree P.L.C.	3,972	18,582
*Synergy Health P.L.C.	8,680	109,435
T Clarke P.L.C.	4,222	7,984
*TalkTalk Telecom Group P.L.C.	61,807	130,624
Tate & Lyle P.L.C.	45,004	362,396
*Taylor Wimpey P.L.C.	468,890	167,357
Ted Baker P.L.C.	479	4,727
*Telecity Group P.L.C.	11,774	93,989
Tesco P.L.C.	46,214	316,273
Thomas Cook Group P.L.C.	128,962	373,816
Thorntons P.L.C.	7,868	12,229
*Travis Perkins P.L.C.	28,029	371,522
*Trinity Mirror P.L.C.	68,201	116,208
*TT electronics P.L.C.	17,106	43,632
TUI Travel P.L.C.	8,237	27,873
Tullett Prebon P.L.C.	33,776	214,813
Tullow Oil P.L.C.	5,834	111,437
*UK Coal P.L.C.	22,752	13,476
Ultra Electronics Holdings P.L.C.	3,375	100,582
Umeco P.L.C.	12,972	90,003
United Business Media P.L.C.	12,884	135,783
United Utilities Group P.L.C.	6,798	66,556
UTV Media P.L.C.	3,155	7,023
*Vectura Group P.L.C.	28,039	27,148
Vedanta Resources P.L.C.	5,868	195,138
Victrex P.L.C.	7,594	157,168
Vitec Group P.L.C. (The)	3,225	29,479
Vodafone Group P.L.C. Sponsored ADR	83,315	2,291,996
Weir Group P.L.C. (The)	33,007	823,815
Wellstream Holdings P.L.C.	4,612	54,662
WH Smith P.LC.	15,679	121,628
Whitbread P.L.C.	17,575	476,774
William Hill P.L.C.	53,872	138,592
William Morrison Supermarkets P.L.C.	102,693	483,300
Wincanton P.L.C.	8,167	31,113
*Wolfson Microelectronics P.L.C.	14,929	60,924
*Wolseley P.L.C.	25,895	688,798
WPP P.L.C. Sponsored ADR	729	42,311
WSP Group P.L.C.	9,076	57,423
Xchanging P.L.C.	28,104	58,477
Xstrata P.L.C.	77,287	1,497,311
#*Yell Group P.L.C.	351,221	79,587

TOTAL UNITED KINGDOM		65,070,405

TOTAL COMMON STOCKS		360,266,418

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Village Roadshow, Ltd. Series A	24,120	56,296

GERMANY — (0.0%)
Fresenius SE	418	37,465

TOTAL PREFERRED STOCKS		93,761

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*EVN AG Rights 11/12/10	645	$37

BELGIUM — (0.0%)
*Agfa-Gevaert NV STRIP VVPR	7,342	—
*Tessenderlo Chemie NV STRIP VVPR	173	96

TOTAL BELGIUM		96

FRANCE — (0.0%)
*Establissements Maurel et Prom SA Warrants 06/30/14	9,531	2,560

HONG KONG — (0.0%)
*Pacific Andes International Holdings, Ltd. Warrants 06/15/11	41,461	385

UNITED KINGDOM — (0.0%)
*Management Consulting Group P.L.C. Warrants 12/31/11	1,290	62
*Standard Chartered P.L.C. Rights 11/05/10	3,370	97,565

TOTAL UNITED KINGDOM		97,627

TOTAL RIGHTS/WARRANTS		100,705

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $3,315,000 FNMA 5.50%, 12/01/38, valued at $1,706,018) to be repurchased at $1,680,027	$1,680	1,680,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.2%)
§@DFA Short Term Investment Fund	43,488,771	43,488,771
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $1,977,158)## to be repurchased at $1,938,426	$1,938	1,938,390

TOTAL SECURITIES LENDING COLLATERAL		45,427,161

TOTAL INVESTMENTS — (100.0%) (Cost $324,244,978)		$407,568,045

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (86.2%)
BRAZIL — (6.4%)
Acos Villares SA	1,037,000	$512,310
AES Tiete SA	101,000	1,180,303
*All America Latina Logistica SA	512,400	4,845,846
*Amil Participacoes SA	93,045	935,758
Anhanguera Educacional Participacoes SA	95,735	1,869,318
B2W Cia Global Do Varejo	48,000	872,034
Banco ABC Brasil SA	70,800	651,661
Banco Bradesco SA	554,519	8,838,126
Banco Daycoval SA	15,700	110,804
Banco do Brasil SA	495,668	9,596,771
Banco Industrial e Comercial SA	92,800	873,258
Banco Panamericano SA	53,400	238,373
Banco Pine SA	24,600	210,510
Banco Santander Brasil SA ADR	918,363	13,224,427
Banco Sofisa SA	79,500	247,809
Bematech SA	48,200	282,062
BM&F Bovespa SA	2,153,883	17,962,748
*Bombril SA	8,400	44,463
BR Malls Participacoes SA	484,100	4,546,890
Brasil Brokers Participacoes SA	96,905	529,464
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	795,785	505,468
*Brasil Telecom SA	23,500	218,373
*Brasil Telecom SA ADR	23,019	211,775
BRF - Brasil Foods SA	266,506	3,846,414
#BRF - Brasil Foods SA ADR	665,421	9,735,109
Brookfield Incorporacoes SA	380,140	2,050,158
Camargo Correa Desenvolvimento Imobiliario SA	60,400	289,158
Centrais Eletricas Brasileiras SA	93,000	1,274,422
Centrais Eletricas Brasileiras SA ADR	47,467	776,085
#*Centrais Eletricas Brasileiras SA Sponsored ADR	61,054	852,924
Cia de Concessoes Radoviarias	92,900	2,513,321
Cia de Gas de Sao Paulo SA	20,600	439,793
#Cia de Saneamento Basico do Estado de Sao Paulo ADR	64,500	2,964,420
Cia de Saneamento de Minas Gerais-Copasa	73,400	1,125,412
Cia de Saneamento do Parana	58,300	100,807
*Cia Energetica de Minas Gerais SA	51,850	677,285
*Cia Energetica de Sao Paulo SA	158,300	2,476,492
Cia Hering SA	26,800	1,319,904
Cia Siderurgica Nacional SA	84,000	1,390,696
#Cia Siderurgica Nacional SA Sponsored ADR	284,168	4,796,756
*Cielo SA	62,100	535,061
Cosan SA Industria e Comercio	145,400	2,309,742
CPFL Energia SA	34,900	821,237
#CPFL Energia SA ADR	10,200	732,666
Cremer SA	37,200	394,688
*Cyrela Brazil Realty SA Empreendimentos e Participacoes	341,600	4,697,176
Diagnosticos Da America SA	214,000	2,599,012
Drogasil SA	27,060	696,911
Duratex SA	350,655	4,042,133
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	109,600	1,901,547
Empresa Brasileira de Aeronautica SA	98,400	697,359
#Empresa Brasileira de Aeronautica SA ADR	200,175	5,775,049
Energias do Brazil SA	28,340	615,536
*Equatorial Energia SA	56,600	391,803
*Estacio Participacoes SA	5,900	87,790
Eternit SA	202,318	1,217,264
Even Construtora e Incorporadora SA	196,274	1,101,249
EZ Tec Empreendimentos e Participacoes SA	57,300	407,769

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Fertilizantes Fosfatados SA	113,300	$1,276,732
*Fibria Celulose SA	51,196	913,537
#*Fibria Celulose SA Sponsored ADR	241,730	4,341,471
Gafisa SA	168,400	1,387,569
#Gafisa SA ADR	251,500	4,222,685
*General Shopping Brasil SA	25,300	187,187
Gerdau SA	122,800	1,213,339
#*Gol Linhas Aereas Inteligentes SA ADR	60,300	1,063,692
Grendene SA	111,900	580,461
Guararapes Confeccoes SA	6,100	319,297
Helbor Empreendimentos SA	25,900	293,989
*Hypermarcas SA	173,451	2,866,537
*IdeiasNet SA	115,443	256,646
Iguatemi Empresa de Shopping Centers SA	45,100	1,054,889
Industrias Romi SA	57,300	475,843
*Inepar SA Industria e Construcoes	18,295	56,812
*Inpar SA	201,060	384,312
*Iochpe-Maxion SA	22,900	331,318
JBS SA	423,500	1,628,942
JHSF Participacoes SA	133,810	242,389
*Joao Fortes Engenharia SA	10,500	75,957
*Kepler Weber SA	392,500	85,411
*Kroton Educacional SA	25,600	264,236
Light SA	109,800	1,383,236
*LLX Logistica SA	30,200	165,538
Localiza Rent a Car SA	104,800	1,735,059
*Log-in Logistica Intermodal SA	36,700	199,656
Lojas Americanas SA	124,700	1,018,693
*Lojas Renner SA	124,800	4,951,484
*LPS Brasil Consultoria de Imoveis SA	22,300	488,284
*Lupatech SA	30,500	376,698
M Dias Branco SA	28,300	715,697
*Magnesita Refratarios SA	29,700	195,985
Marfrig Alimentos SA	110,797	987,874
Marisa Lojas SA	41,700	671,987
Metalfrio Solutions SA	6,400	46,975
*Minerva SA	25,830	92,516
*MMX Mineracao e Metalicos SA	187,955	1,512,218
*MPX Energia SA	48,660	814,482
MRV Engenharia e Participacoes SA	258,880	2,519,828
Multiplan Empreendimentos Imobiliarios SA	80,250	1,863,831
Natura Cosmeticos SA	79,300	2,266,647
Obrascon Huarte Lain Brasil SA	25,800	874,617
OdontoPrev SA	106,800	1,570,311
*OGX Petroleo e Gas Participacoes SA	372,369	4,868,413
Parana Banco SA	7,300	52,765
*Paranapanema SA	127,817	404,432
PDG Realty SA Empreendimentos e Participacoes	472,944	5,855,126
Petroleo Brasileiro SA ADR	1,167,237	39,826,126
*Plascar Participacoes Industriais SA	106,000	239,393
Porto Seguro SA	135,040	1,970,442
Positivo Informatica SA	37,200	353,338
Profarma Distribuidora de Produtos Farmaceuticos SA	3,000	29,289
*Redecard SA	115,970	1,499,841
*Redentor Energia SA	17,800	81,342
*Restoque Comercio e Confeccoes de Roupas SA	13,000	109,334
Rodobens Negocios Imobiliarios SA	25,500	263,953
Rossi Residencial SA	246,240	2,414,174
Sao Carlos Empreendimentos e Participacoes SA	8,800	92,332
Sao Martinho SA	65,300	783,078
SLC Agricola SA	70,500	870,729

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Souza Cruz SA	56,000	$2,929,601
Springs Global Participacoes SA	59,800	145,957
Sul America SA	203,360	2,390,852
TAM SA Sponsored ADR	20,300	500,801
Tecnisa SA	43,600	266,682
Tegma Gestao Logistica	16,700	206,061
Tele Norte Leste Participacoes SA	44,600	892,892
Telecomunicacoes de Sao Paulo SA	42,500	972,328
*Tempo Participacoes SA	104,000	351,703
*Tereos Internacional SA	28,800	70,632
Terna Participacoes SA	14,500	289,864
*Tim Participacoes SA	161,300	648,881
Totvs SA	22,950	2,082,682
Tractebel Energia SA	131,600	1,981,392
Trisul SA	2,785	12,940
Triunfo Participacoes e Investimentos SA	30,200	141,737
Universo Online SA	56,900	343,013
Usinas Siderurgicas de Minas Gerais SA	129,220	1,877,159
#Vale SA Sponsored ADR	819,190	26,328,767
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	49,100	549,534
Vivo Participacoes SA	11,478	782,864
#Vivo Participacoes SA ADR	61,953	1,774,334
Weg Industrias SA	204,756	2,673,401

TOTAL BRAZIL		290,064,750

CHILE — (2.4%)
AES Gener SA	1,705,476	941,036
Aguas Andinas SA Series A	1,935,261	959,421
Banco de Chile SA	13,156,532	1,885,729
#Banco de Chile SA Series F ADR	37,400	3,216,400
Banco de Credito e Inversiones SA Series A	71,866	4,342,372
Banco Santander Chile SA	988,793	88,054
Banco Santander Chile SA ADR	30,181	2,795,968
Banmedica SA	299,376	474,326
Besalco SA	409,933	628,539
CAP SA	115,188	5,884,090
Cementos Bio-Bio SA	180,149	522,972
Centros Comerciales Sudamericanos SA	1,366,292	10,644,592
Cia Cervecerias Unidas SA	68,962	771,137
Cia Cervecerias Unidas SA ADR	40,662	2,287,238
Cia General de Electricidad SA	225,182	1,417,429
*Cia SudAmericana de Vapores SA	2,020,698	2,694,016
Cintac SA	149,288	119,028
Colbun SA	10,025,296	2,741,662
Corp.banca SA	180,611,283	2,841,263
Corp.banca SA ADR	1,500	117,060
Cristalerias de Chile SA	58,676	792,423
*E.CL SA	372,352	995,679
Embotelladora Andina SA Series B	115,901	573,546
#Embotelladora Andina SA Series B ADR	19,133	560,214
Empresa Electrica Pilmaiquen SA	30,933	137,594
Empresa Nacional de Electricidad SA	411,708	733,078
Empresa Nacional de Electricidad SA Sponsored ADR	71,700	3,825,912
Empresas CMPC SA	183,412	9,861,465
Empresas Copec SA	450,773	8,485,388
*Empresas Iansa SA	4,119,129	469,976
*Empresas La Polar SA	521,714	3,721,165
Enersis SA	1,676,555	764,090
Enersis SA Sponsored ADR	241,519	5,509,048
ENTEL Chile SA	186,621	2,965,830
Farmacias Ahumada SA	92,984	273,905

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHILE — (Continued)
Forus SA	58,531	$145,983
Gasco SA	24,536	157,002
*Grupo Security SA	240,453	118,469
Industrias Forestales SA	54,906	13,245
Inversiones Aguas Metropolitanas SA	1,020,374	1,585,371
*Invertec Pesquera Mar de Chiloe SA	123,145	84,733
Lan Airlines SA	42,299	1,314,066
#Lan Airlines SA Sponsored ADR	113,725	3,495,907
Madeco SA	15,335,108	893,176
*Masisa SA	6,969,833	1,146,321
*Multiexport Foods SA	705,517	315,943
*PAZ Corp. SA	206,176	176,608
Ripley Corp. SA	1,061,439	1,482,738
S.A.C.I. Falabella SA	216,615	2,166,991
Salfacorp SA	279,468	814,551
Sigdo Koppers SA	362,434	737,612
Sociedad Quimica y Minera de Chile SA Series B	11,313	584,996
#Sociedad Quimica y Minera de Chile SA Sponsored ADR	59,200	3,066,560
Socovesa SA	590,101	372,627
Sonda SA	684,505	1,482,499
Soquimic Comercial SA	134,454	65,692
Vina Concha Y Toro SA	486,887	1,183,698
Vina Concha Y Toro SA Sponsored ADR	8,678	416,284
Vina San Pedro Tarapaca SA	16,383,152	147,035

TOTAL CHILE		107,009,752

CHINA — (12.1%)
#*361 Degrees International, Ltd.	360,000	349,718
#A8 Digital Music Holdings, Ltd.	330,000	134,001
#Agile Property Holdings, Ltd.	2,069,525	2,729,753
*Air China, Ltd.	1,360,000	1,830,528
#Ajisen China Holdings, Ltd.	395,000	711,207
#*Alibaba.com, Ltd.	356,000	693,315
*Aluminum Corp. of China, Ltd.	30,000	28,485
#*Aluminum Corp. of China, Ltd. ADR	210,100	5,036,097
AMVIG Holdings, Ltd.	554,000	449,585
#Angang Steel Co., Ltd.	1,171,160	1,839,989
#*Anhui Conch Cement Co., Ltd.	444,000	1,868,805
Anhui Expressway Co., Ltd.	566,000	428,538
Anhui Tianda Oil Pipe Co., Ltd.	330,130	145,289
Anta Sports Products, Ltd.	409,000	845,948
#Anton Oilfield Services Group	690,000	70,488
#Asia Cement China Holdings Corp.	645,000	292,055
*Asia Energy Logistics Group, Ltd.	4,170,000	64,125
*AVIC International Holding HK, Ltd.	3,860,000	202,073
#*AviChina Industry & Technology Co., Ltd. Series H	1,776,000	963,226
Bank of China, Ltd.	37,195,418	22,388,909
Bank of Communications Co., Ltd.	4,253,184	4,670,903
Baoye Group Co., Ltd.	303,440	199,597
*BBMG Corp.	715,702	1,030,676
#Beijing Capital International Airport Co., Ltd.	2,942,000	1,623,361
Beijing Capital Land, Ltd.	1,140,000	418,830
*Beijing Development HK, Ltd.	422,000	84,210
Beijing Enterprises Holdings, Ltd.	682,028	4,664,621
*Beijing Enterprises Water Group, Ltd.	1,634,313	571,672
Beijing Jingkelong Co., Ltd.	235,512	282,601
#Beijing North Star Co., Ltd. Series H	1,098,000	298,221
*Beijing Properties Holdings, Ltd.	1,740,967	171,119
Belle International Holdings, Ltd.	1,274,000	2,294,357
#Bosideng International Holdings, Ltd.	2,280,000	1,154,354
#*Brilliance China Automotive Holdings, Ltd.	3,386,000	2,979,083

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
#BYD Co., Ltd.	409,800	$2,505,307
#BYD Electronic International Co., Ltd.	1,206,566	642,008
*Catic Shenzhen Holdings, Ltd.	156,000	71,077
Central China Real Estate, Ltd.	691,000	156,916
#Centron Telecom International Holdings, Ltd.	398,200	95,243
#Chaoda Modern Agriculture Holdings, Ltd.	4,041,910	3,298,496
China Aerospace International Holdings, Ltd.	2,726,600	394,854
#China Agri-Industries Holdings, Ltd.	1,701,000	2,490,255
China Aoyuan Property Group, Ltd.	1,246,000	215,727
#China Automation Group, Ltd.	487,000	383,428
China BlueChemical, Ltd.	1,889,122	1,497,030
*China Chengtong Development Group, Ltd.	1,906,000	114,490
China Citic Bank Corp., Ltd.	6,203,607	4,515,138
China Coal Energy Co., Ltd.	3,058,000	5,317,041
China Communications Construction Co., Ltd.	4,540,387	4,348,226
China Communications Services Corp., Ltd.	2,384,618	1,385,671
China Construction Bank Corp.	27,843,000	26,618,005
#*China COSCO Holdings Co., Ltd.	2,095,000	2,455,120
China Dongxiang Group Co.	2,050,000	1,157,200
#*China Eastern Airlines Corp., Ltd.	1,162,000	736,393
#*China Energine International Holdings, Ltd.	1,642,000	165,759
#China Everbright International, Ltd.	2,092,000	1,114,639
#China Everbright, Ltd.	1,065,400	2,778,004
#China Foods, Ltd.	1,056,000	877,716
#China Gas Holdings, Ltd.	2,568,000	1,471,417
*China Grand Forestry Green Resources Group, Ltd.	11,086,000	394,034
#China Green Holdings, Ltd.	627,000	645,283
#China Haidian Holdings, Ltd.	1,612,000	268,982
#China High Speed Transmission Equipment Group Co., Ltd.	884,585	1,811,653
#China Huiyuan Juice Group, Ltd.	608,500	408,562
#China Life Insurance Co., Ltd. ADR	198,056	13,026,143
China Mengniu Dairy Co., Ltd.	702,000	2,015,876
#China Merchants Bank Co., Ltd.	1,535,563	4,355,629
#China Merchants Holdings International Co., Ltd.	1,173,251	4,118,228
*China Metal Recycling Holdings, Ltd.	344,133	383,532
*China Mining Resources Group, Ltd.	6,532,000	184,109
#China Mobile, Ltd. Sponsored ADR	745,451	38,293,818
#China Molybdenum Co., Ltd.	1,361,000	1,306,551
#China National Building Material Co., Ltd.	1,254,000	3,074,164
#China National Materials Co., Ltd.	1,306,000	1,165,819
China Nickel Resources Holding Co., Ltd.	788,000	146,680
#*China Oil & Gas Group, Ltd.	4,120,000	544,362
China Oilfield Services, Ltd.	1,336,000	2,164,470
China Overseas Land & Investment, Ltd.	2,723,904	5,734,834
*China Pacific Insurance Group Co., Ltd.	662,400	2,751,232
China Petroleum & Chemical Corp.	48,000	45,545
China Petroleum & Chemical Corp. ADR	102,615	9,780,236
#China Pharmaceutical Group, Ltd.	1,110,000	622,983
China Power International Development, Ltd.	2,024,000	459,929
#*China Power New Energy Development Co., Ltd.	4,300,000	428,824
*China Precious Metal Resources Holdings Co., Ltd.	1,503,682	351,663
*China Properties Group, Ltd.	695,000	224,651
#*China Qinfa Group, Ltd.	400,000	206,624
China Railway Construction Corp., Ltd.	2,014,187	2,521,913
China Railway Group, Ltd.	2,028,000	1,637,929
#*China Rare Earth Holdings, Ltd.	1,636,000	894,444
China Resources Enterprise, Ltd.	1,222,000	5,148,462
China Resources Gas Group, Ltd.	320,000	476,126
China Resources Land, Ltd.	2,187,228	4,317,017
*China Resources Microelectronics, Ltd.	3,960,000	181,990
China Resources Power Holdings Co., Ltd.	1,144,000	2,199,714

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
*China Seven Star Shopping, Ltd.	3,860,000	$67,086
*China Shanshui Cement Group, Ltd.	1,096,645	780,955
China Shenhua Energy Co., Ltd. Series H	1,330,000	5,954,672
China Shineway Pharmaceutical Group, Ltd.	245,000	835,448
#*China Shipping Container Lines Co., Ltd.	4,551,300	1,858,477
#China Shipping Development Co., Ltd.	1,728,000	2,526,056
*China Singyes Solar Technologies Holdings, Ltd.	346,000	188,298
#*China Southern Airlines Co., Ltd. ADR	33,900	1,167,855
#China Starch Holdings, Ltd.	1,240,000	112,260
#China State Construction International Holdings, Ltd.	1,569,600	1,202,226
*China Taiping Insurance Holdings Co., Ltd.	464,000	1,701,538
#China Telecom Corp., Ltd. ADR	128,021	6,675,015
*China Travel International Investment Hong Kong, Ltd.	4,335,892	1,037,267
China Unicom Hong Kong, Ltd.	42,000	59,069
#China Unicom Hong Kong, Ltd. ADR	641,382	8,979,348
China Water Affairs Group, Ltd.	1,266,000	484,138
China Wireless Technologies, Ltd.	1,060,000	570,258
China Yurun Food Group, Ltd.	681,000	2,644,552
*China Zenith Chemical Group, Ltd.	2,150,000	72,298
#*China Zhongwang Holdings, Ltd.	2,175,200	1,300,590
*Chinese People Holdings Co., Ltd.	1,058,000	35,598
#*Chongqing Iron & Steel Co., Ltd.	718,000	203,319
Chongqing Machinery & Electric Co., Ltd.	1,251,962	426,332
*CIMC Enric Holdings, Ltd.	322,000	148,107
#*Citic 21CN Co., Ltd.	1,910,000	287,056
CITIC Pacific, Ltd.	1,428,567	3,801,162
*CITIC Resources Holdings, Ltd.	3,214,000	824,209
*Clear Media, Ltd.	123,000	73,593
*CNNC International, Ltd.	190,898	170,244
#CNOOC, Ltd. ADR	116,476	24,334,166
*Coastal Greenland, Ltd.	1,216,000	69,211
#Comba Telecom Systems Holdings, Ltd.	901,885	1,025,764
COSCO International Holdings, Ltd.	926,000	563,898
COSCO Pacific, Ltd.	2,177,686	3,393,313
#Coslight Technology International Group, Ltd.	134,000	97,382
Country Garden Holdings Co.	5,162,099	1,821,771
CP Pokphand Co., Ltd.	1,867,658	163,993
*CSR Corp., Ltd.	96,324	98,062
Dachan Food Asia, Ltd.	397,000	78,025
Dalian Port PDA Co., Ltd.	1,372,000	594,358
Daphne International Holdings, Ltd.	382,000	429,393
#Datang International Power Generation Co., Ltd.	2,240,000	903,717
Dawnrays Pharmaceutical Holdings, Ltd.	617,491	275,459
Digital China Holdings, Ltd.	563,000	1,019,236
Dongfang Electric Co., Ltd.	178,000	865,083
Dongfeng Motor Corp.	3,186,000	6,921,621
Dongyue Group	1,219,000	538,468
Dynasty Fine Wines Group, Ltd.	548,000	339,389
Embry Holdings, Ltd.	138,000	133,576
*Enerchina Holdings, Ltd.	2,513,850	42,938
ENN Energy Holdings, Ltd.	858,000	2,568,365
#*Extrawell Pharmaceutical Holdings, Ltd.	1,252,079	113,102
First Tractor Co., Ltd.	536,000	516,581
Fosun International, Ltd.	2,148,209	1,777,017
Franshion Properties China, Ltd.	4,976,945	1,609,373
#Fufeng Group, Ltd.	630,000	563,572
Fushan International Energy Group, Ltd.	3,942,181	2,657,924
*GCL Poly Energy Holdings, Ltd.	2,941,320	942,631
Geely Automobile Holdings, Ltd.	3,805,000	2,156,335
*Global Bio-Chem Technology Group Co., Ltd.	2,335,600	380,172
#*Global Sweeteners Holdings, Ltd.	322,699	67,899

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Goldbond Group Holdings, Ltd.	180,000	$10,598
Golden Eagle Retail Group, Ltd.	569,000	1,509,676
#*Golden Meditech Holdings, Ltd.	1,900,000	353,299
Goldlion Holdings, Ltd.	371,866	156,041
#*GOME Electrical Appliances Holdings, Ltd.	7,626,660	2,574,032
Good Friend International Holdings, Inc.	37,333	24,152
#Great Wall Motor Co., Ltd.	481,000	1,512,947
Great Wall Technology Co., Ltd.	618,000	296,768
Greentown China Holdings, Ltd.	994,500	1,148,632
Guangdong Investment, Ltd.	2,886,000	1,450,204
#Guangshen Railway Co., Ltd. Sponsored ADR	37,838	769,625
Guangzhou Automobile Group Co., Ltd.	2,929,480	4,497,444
#*Guangzhou Investment Co., Ltd.	7,594,800	1,816,801
Guangzhou Pharmaceutical Co., Ltd.	310,000	330,639
#Guangzhou R&F Properties Co., Ltd.	1,255,841	1,795,152
#Guangzhou Shipyard International Co., Ltd.	168,000	343,109
GZI Transportation, Ltd.	1,135,415	594,023
#*Haier Electronics Group Co., Ltd.	1,054,000	981,718
Hainan Meilan International Airport Co., Ltd.	177,000	204,381
#Haitian International Holdings, Ltd.	527,000	537,265
Harbin Power Equipment Co., Ltd.	1,044,000	1,412,856
#*Heng Tai Consumables Group, Ltd.	3,075,978	568,635
Hengan International Group Co., Ltd.	298,000	2,825,086
Hengdeli Holdings, Ltd.	1,092,000	605,845
#*Hi Sun Technology (China), Ltd.	1,350,000	565,600
#Hidili Industry International Development, Ltd.	1,369,000	1,459,638
*HKC Holdings, Ltd.	3,231,210	200,589
*Hong Kong Energy Holdings, Ltd.	28,260	2,378
#*Honghua Group, Ltd.	1,645,000	246,521
#Hopewell Highway Infrastructure, Ltd.	934,028	701,924
#*Hopson Development Holdings, Ltd.	1,198,000	1,337,883
#Hua Han Bio-Pharmaceutical Holdings, Ltd.	937,690	316,008
Huabao International Holdings, Ltd.	783,986	1,185,166
#Huadian Power International Corp.	1,510,000	346,806
#Huaneng Power International, Inc. ADR	107,717	2,465,642
#*Hunan Non-Ferrous Metal Corp., Ltd.	1,858,000	835,262
Industrial & Commercial Bank of China, Ltd. Series H	33,449,200	27,023,394
#*Inspur International, Ltd.	3,275,000	292,196
*Interchina Holdings Co.	3,362,500	381,836
Intime Department Store Group Co., Ltd.	686,000	1,053,973
Jiangsu Express Co., Ltd.	1,096,000	1,308,226
Jiangxi Copper Co., Ltd.	936,000	2,601,648
*Jingwei Textile Machinery Co., Ltd.	234,000	90,723
Ju Teng International Holdings, Ltd.	1,140,234	567,722
*Kai Yuan Holdings, Ltd.	8,720,000	293,514
*Kasen International Holdings, Ltd.	258,000	50,025
Kingboard Chemical Holdings, Ltd.	782,500	3,803,354
#Kingboard Laminates Holdings, Ltd.	1,136,040	1,099,212
Kingdee International Software Group Co., Ltd.	1,182,000	624,412
#Kingsoft Corp., Ltd.	790,000	400,392
*Kingway Brewery Holdings, Ltd.	775,361	184,057
Kunlun Energy Co., Ltd.	3,260,000	4,148,003
KWG Property Holding, Ltd.	1,891,500	1,498,161
Lai Fung Holdings, Ltd.	3,192,000	113,475
Lee & Man Paper Manufacturing, Ltd.	1,414,400	1,181,282
#Lenovo Group, Ltd.	4,546,000	2,964,694
#Li Ning Co., Ltd.	426,165	1,212,722
Lianhua Supermarket Holdings Co., Ltd.	178,000	764,045
Lijun International Pharmaceutical Holding, Ltd.	1,126,174	387,765
Lingbao Gold Co., Ltd.	386,000	271,261
#Little Sheep Group, Ltd.	331,000	215,697

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
#Lonking Holdings, Ltd.	2,280,000	$1,226,552
*Loudong General Nice Resources China Holdings, Ltd.	1,495,591	232,131
#Lumena Resources Corp.	786,000	297,111
#Maanshan Iron & Steel Co., Ltd.	2,298,000	1,327,019
#Maoye International Holdings, Ltd.	842,000	363,511
*Media China Corp, Ltd.	9,900,000	56,352
MIN XIN Holdings, Ltd.	68,000	36,344
#Mingyuan Medicare Development Co., Ltd.	2,420,000	337,692
*Minmetals Land, Ltd.	1,651,644	333,182
#*Minmetals Resources, Ltd.	1,328,000	1,021,083
#Minth Group, Ltd.	527,000	986,050
*Nan Hai Corp, Ltd.	31,700,000	278,171
*Nanjing Panda Electronics Co., Ltd.	322,000	89,629
NetDragon Websoft, Inc.	281,456	129,016
New World China Land, Ltd.	2,555,800	958,674
New World Department Store China, Ltd.	605,538	561,849
Nine Dragons Paper Holdings, Ltd.	1,400,000	2,265,074
*Northeast Electric Development Co., Ltd.	284,000	58,298
#*Oriental Ginza Holdings, Ltd.	254,000	50,447
Overseas Chinese Town Asia Holdings, Ltd.	205,817	110,387
Pacific Online, Ltd.	240,450	101,910
Parkson Retail Group, Ltd.	739,500	1,336,846
#*PetroAsian Energy Holdings, Ltd.	3,948,000	249,148
PetroChina Co., Ltd.	62,000	76,157
#PetroChina Co., Ltd. ADR	129,733	15,950,672
#*PICC Property & Casualty Co., Ltd.	2,446,000	3,598,867
Ping An Insurance Group Co. of China, Ltd.	698,000	7,514,919
#Poly Hong Kong Investment, Ltd.	2,108,068	2,179,005
Ports Design, Ltd.	282,500	686,923
#*Pou Sheng International Holdings, Ltd.	1,149,804	182,799
#Prosperity International Holdings HK, Ltd.	2,020,000	135,513
Qin Jia Yuan Media Services Co., Ltd.	513,333	90,220
Qingling Motors Co., Ltd. Series H	1,040,000	386,909
*Qunxing Paper Holdings Co., Ltd.	465,474	198,618
Regent Manner International, Ltd.	358,000	171,481
*Renhe Commercial Holdings Co., Ltd.	8,014,000	1,532,921
#REXLot Holdings, Ltd.	8,822,436	818,258
*Richly Field China Development, Ltd.	3,220,000	106,005
Road King Infrastructure, Ltd.	169,000	153,172
Samson Holding, Ltd.	1,093,000	200,493
*Semiconductor Manufacturing International Corp.	20,311,799	1,702,369
*Semiconductor Manufacturing International Corp. ADR	68,561	282,471
Shandong Chenming Paper Holdings, Ltd. Series H	494,000	415,472
Shandong Molong Petroleum Machinery Co., Ltd.	160,864	196,976
*Shandong Xinhua Pharmaceutical Co., Ltd.	196,000	87,392
#Shanghai Electric Group Co., Ltd.	1,818,000	1,217,952
#Shanghai Forte Land Co., Ltd.	890,000	265,366
Shanghai Industrial Holdings, Ltd.	721,000	3,338,411
*Shanghai Industrial Urban Development Group, Ltd.	461,000	238,492
Shanghai Jin Jiang International Hotels Group Co., Ltd.	1,906,000	480,496
Shanghai Prime Machinery Co., Ltd.	1,078,000	257,739
Shanghai Zendai Property, Ltd.	4,465,000	193,012
Shenji Group Kunming Machine Tool Co., Ltd.	133,500	86,208
Shenzhen Expressway Co., Ltd.	806,000	445,285
Shenzhen International Holdings, Ltd.	11,310,000	891,428
Shenzhen Investment, Ltd.	3,368,000	1,214,299
Shenzhou International Group	370,000	430,674
Shimao Property Holdings, Ltd.	2,090,000	3,462,754
Shougang Concord Century Holdings, Ltd.	1,074,433	141,693
*Shougang Concord International Enterprises Co., Ltd.	5,862,000	986,389
#Shui On Land, Ltd.	4,362,476	2,186,850

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Sichuan Expressway Co., Ltd.	1,008,000	$655,881
#Silver base Group Holdings, Ltd.	114,000	83,523
Silver Grant International Industries, Ltd.	2,318,000	781,706
SIM Technology Group, Ltd.	942,000	202,533
#Sino Biopharmaceutical, Ltd.	1,459,999	575,651
*Sino Oil & Gas Holdings, Ltd.	3,610,000	231,393
#*Sino Union Energy Investment Group, Ltd.	3,990,000	355,657
SinoCom Software Group, Ltd.	482,000	56,491
*Sinofert Holdings, Ltd.	2,690,673	1,429,799
Sinolink Worldwide Holdings, Ltd.	2,496,000	364,560
SinoMedia Holding, Ltd.	336,258	124,208
#Sino-Ocean Land Holdings, Ltd.	4,071,296	2,809,606
Sinopec Kantons Holdings, Ltd.	592,000	313,208
#Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	23,988	1,079,700
*Sinopec Yizheng Chemical Fibre Co., Ltd.	2,070,000	773,116
Sinotrans Shipping, Ltd.	2,231,000	903,385
Sinotrans, Ltd.	2,435,000	661,580
#Sinotruk Hong Kong, Ltd.	1,093,500	1,261,484
#Skyworth Digital Holdings, Ltd.	1,964,108	1,152,432
#Soho China, Ltd.	2,713,819	2,310,618
#*Solargiga Energy Holdings, Ltd.	624,000	143,535
#*Sparkle Roll Group, Ltd.	1,136,000	217,552
SPG Land Holdings, Ltd.	391,850	213,989
#SRE Group, Ltd.	3,156,000	322,653
Sunny Optical Technology Group Co., Ltd.	293,000	70,879
Tak Sing Alliance Holdings, Ltd.	654,877	84,588
TCC International Holdings, Ltd.	1,162,444	479,901
TCL Communication Technology Holdings, Ltd.	448,100	359,217
TCL Multimedia Technology Holdings, Ltd.	737,200	309,227
Tencent Holdings, Ltd.	281,000	6,466,731
Tian An China Investments Co., Ltd.	818,357	627,623
Tiangong International Co., Ltd.	249,000	121,983
Tianjin Capital Environmental Protection Group Co., Ltd.	772,000	266,096
#*Tianjin Development Holdings, Ltd.	544,000	420,120
#Tianjin Port Development Holdings, Ltd.	3,041,200	675,500
*Tianneng Power International, Ltd.	736,000	331,577
Tingyi (Cayman Islands) Holding Corp.	576,000	1,570,280
#Tomson Group, Ltd.	699,277	273,467
Towngas China Co., Ltd.	847,000	386,501
TPV Technology, Ltd.	534,132	330,046
Travelsky Technology, Ltd.	769,292	746,861
#Truly International Holdings, Ltd.	456,000	648,390
Tsingtao Brewery Co., Ltd.	192,000	1,032,038
#*Uni-President China Holdings, Ltd.	1,303,213	928,364
#*United Energy Group, Ltd.	3,611,550	414,540
*United Gene High-Tech Group, Ltd.	3,580,000	78,220
Vinda International Holdings, Ltd.	320,000	416,429
#VODone, Ltd.	1,614,000	467,545
Want Want China Holdings, Ltd.	1,962,000	1,813,439
#*Wasion Group Holdings, Ltd.	606,000	442,299
Weichai Power Co., Ltd.	195,200	2,562,999
Weiqiao Textile Co., Ltd.	573,000	452,173
Welling Holding, Ltd.	3,948,000	194,371
Wuyi International Pharmaceutical Co., Ltd.	450,000	41,837
Xiamen International Port Co., Ltd.	1,320,000	247,226
Xingda International Holdings, Ltd.	810,000	846,701
Xinhua Winshare Publishing & Media Co., Ltd.	552,000	330,001
#Xinjiang Xinxin Mining Industry Co., Ltd.	1,080,000	730,740
Xiwang Sugar Holdings Co., Ltd.	668,005	226,044
#XTEP International Holdings, Ltd.	373,000	310,460
Yanzhou Coal Mining Co., Ltd. Sponsored ADR	165,500	4,779,640

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Yip’s Chemical Holdings, Ltd.	324,000	$385,890
Yorkey Optical International Cayman, Ltd.	280,226	50,446
#Zhaojin Mining Industry Co., Ltd.	275,333	859,356
Zhejiang Expressway Co., Ltd.	2,008,000	2,037,416
*Zhejiang Glass Co., Ltd.	192,000	61,430
*Zhong An Real Estate, Ltd.	626,400	148,859
Zhuzhou CSR Times Electric Co., Ltd.	284,250	868,499
Zijin Mining Group Co., Ltd.	1,352,000	1,276,322
#ZTE Corp.	313,950	1,172,054

TOTAL CHINA		547,655,585

COLOMBIA — (0.2%)
Bancolombia SA Sponsored ADR	49,300	3,325,285
#*Ecopetrol SA Sponsored ADR	107,014	5,108,848

TOTAL COLOMBIA		8,434,133

CZECH REPUBLIC — (0.4%)
*Central European Media Enterprises, Ltd.	32,388	764,738
CEZ A.S.	117,917	5,214,498
Komercni Banka A.S.	24,293	5,514,672
New World Resources NV	93,869	1,146,834
*Pegas Nonwovens SA	19,500	462,507
Phillip Morris CR A.S.	839	449,999
Telefonica 02 Czech Republic A.S.	197,588	4,343,046
#*Unipetrol A.S.	161,779	1,827,922

TOTAL CZECH REPUBLIC		19,724,216

EGYPT — (0.1%)
*Commercial International Bank Egypt S.A.E. Sponsored GDR	172,420	1,319,778
Orascom Construction Industries GDR	47,471	2,203,817
*Orascom Telecom Holding S.A.E. GDR	246,399	956,061

TOTAL EGYPT		4,479,656

HUNGARY — (0.7%)
*Danubius Hotel & Spa NYRT	6,194	115,712
Egis Gyogyszergyar NYRT	9,429	1,107,275
EMASZ RT	1,045	116,231
#*FHB Mortgage Bank NYRT	15,280	91,737
#*Fotex Holding SE Co., Ltd.	71,030	152,751
Magyar Telekom Telecommunications P.L.C.	351,016	1,012,207
Magyar Telekom Telecommunications P.L.C. Sponsored ADR	39,279	558,547
#*MOL Hungarian Oil & Gas P.L.C.	83,994	8,924,798
#*OTP Bank P.L.C.	488,536	14,508,520
#*PannErgy P.L.C.	42,550	216,498
#*RABA Automotive Holding NYRT	15,268	72,834
#Richter Gedeon NYRT	21,799	5,194,823
Zwack Unicum NYRT	611	49,450

TOTAL HUNGARY		32,121,383

INDIA — (11.0%)
3i Infotech, Ltd.	53,831	81,478
*3M India, Ltd.	2,635	228,745
Aban Offshore, Ltd.	20,913	371,863
ABG Shipyard, Ltd.	20,498	210,442
ACC, Ltd.	87,539	1,943,739
Adani Enterprises, Ltd.	183,765	2,919,071
Adhunik Metaliks, Ltd.	85,697	205,825
Aditya Birla Nuvo, Ltd.	67,681	1,248,781
*Advanta India, Ltd.	4,510	46,241
*Aegis Logistics, Ltd.	5,437	40,007

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Agro Tech Foods, Ltd.	8,888	$62,685
AIA Engineering, Ltd.	41,205	384,323
Ajmera Realty & Infra India, Ltd.	13,751	78,631
Akzo Nobel India, Ltd.	22,181	434,540
Alembic, Ltd.	89,566	150,286
Allahabad Bank, Ltd.	243,520	1,358,896
Allcargo Global Logistics, Ltd.	4,444	14,578
*Allied Digital Services, Ltd.	7,200	36,078
Alok Industries, Ltd.	376,596	230,488
Alstom Projects India, Ltd.	36,976	632,325
Amara Raja Batteries, Ltd.	36,352	162,452
Ambuja Cements, Ltd.	1,080,574	3,407,068
Amtek Auto, Ltd.	218,223	781,536
Anant Raj Industries, Ltd.	192,825	565,013
Andhra Bank	245,445	986,095
Ansal Properties & Infrastructure, Ltd.	91,195	179,143
Apollo Hospitals Enterprise, Ltd.	177,744	2,090,284
Apollo Tyres, Ltd.	253,901	409,816
Aptech, Ltd.	48,077	160,665
*Arvind Mills, Ltd.	202,209	263,170
*Asahi India Glass, Ltd.	65,517	159,385
Asea Brown Boveri India, Ltd.	27,384	507,393
Ashok Leyland, Ltd.	1,260,038	2,148,508
Asian Hotels East, Ltd.	5,106	48,158
Asian Hotels West, Ltd.	5,106	27,297
Asian Hotels, Ltd.	5,106	34,742
Asian Paints, Ltd.	32,555	1,966,910
Aurobindo Pharma, Ltd.	76,912	2,044,885
Automotive Axles, Ltd.	5,791	67,823
Aventis Pharma, Ltd.	10,597	429,911
Axis Bank, Ltd.	273,371	9,048,646
Bajaj Auto, Ltd.	75,658	2,583,824
*Bajaj Electricals, Ltd.	20,898	127,888
Bajaj Finance, Ltd.	18,427	326,445
Bajaj Finserv, Ltd.	80,232	849,916
Bajaj Hindusthan, Ltd.	145,932	406,309
Bajaj Holdings & Investment, Ltd.	71,114	1,403,383
Balaji Telefilms, Ltd.	32,965	36,383
Balkrishna Industries, Ltd.	755	12,760
Ballarpur Industries, Ltd.	635,218	574,480
Balmer Lawrie & Co., Ltd.	8,790	128,824
Balrampur Chini Mills, Ltd.	405,795	773,430
Bank of Baroda	129,710	2,957,484
Bank of India	120,089	1,317,103
Bank of Maharashtra, Ltd.	267,588	469,912
Bannari Amman Sugars, Ltd.	3,050	59,701
*BASF India, Ltd.	12,285	185,295
Bata India, Ltd.	37,095	280,893
BEML, Ltd.	27,238	686,540
Bengal & Assam Co., Ltd.	1,023	8,662
Berger Paints India, Ltd.	172,370	393,275
BGR Energy Systems, Ltd.	26,373	447,088
Bharat Electronics, Ltd.	22,034	810,614
Bharat Forge, Ltd.	181,388	1,545,557
Bharat Heavy Electricals, Ltd.	80,174	4,423,215
Bharat Petroleum Corp., Ltd.	95,906	1,576,325
Bharati Shipyard, Ltd.	14,379	85,607
Bharti Airtel, Ltd.	953,223	7,013,686
Bhushan Steel, Ltd.	164,060	1,836,120
Binani Cement, Ltd.	96,035	196,318
Biocon, Ltd.	109,996	1,022,340

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Birla Corp., Ltd.	47,059	$416,093
Blue Dart Express, Ltd.	6,396	155,462
Blue Star, Ltd.	30,792	315,204
Bombay Dyeing & Manufacturing Co., Ltd.	18,913	261,329
Bombay Rayon Fashions, Ltd.	65,993	326,226
Bosch, Ltd.	10,717	1,510,063
Brigade Enterprises, Ltd.	27,055	82,465
Britannia Industries, Ltd.	53,890	505,209
Cadila Healthcare, Ltd.	97,123	1,532,298
*Cairn India, Ltd.	310,166	2,242,810
Canara Bank	145,996	2,369,695
Carborundum Universal, Ltd.	53,283	309,153
*CCL Products (India), Ltd.	2,259	16,129
Central Bank of India	240,283	1,225,969
Centum Electronics, Ltd.	2,779	8,239
Century Plyboards India, Ltd.	38,760	59,881
Century Textiles & Industries, Ltd.	60,065	680,279
CESC, Ltd.	101,207	846,875
Chambal Fertilizers & Chemicals, Ltd.	300,485	544,102
*Chemplast Sanmar, Ltd.	224,492	44,691
Chennai Petroleum Corp., Ltd.	75,379	409,813
Cholamandalam Investment & Finance Co., Ltd.	53,056	215,795
Cipla, Ltd.	304,054	2,413,718
City Union Bank, Ltd.	280,925	320,055
Clariant Chemicals (India), Ltd.	10,732	184,681
CMC, Ltd.	6,389	301,383
Colgate-Palmolive (India), Ltd.	38,162	751,425
Container Corp. of India	43,809	1,295,824
Core Projects & Technologies, Ltd.	50,907	329,765
Coromandel International, Ltd.	94,897	1,371,874
Corp. Bank	53,217	899,417
*Cranes Software International, Ltd.	64,637	10,376
Crisil, Ltd.	2,975	412,442
Crompton Greaves, Ltd.	195,991	1,405,833
Cummins India, Ltd.	85,912	1,537,607
Dabur India, Ltd.	257,348	577,622
*Dalmia Bharat Enterprises, Ltd.	31,411	124,442
Dalmia Cement (Bharat), Ltd.	31,411	34,234
DCM Shriram Consolidated, Ltd.	101,063	106,147
Deccan Chronicle Holdings, Ltd.	98,708	286,919
Deepak Fertilizers & Petrochemicals Corp., Ltd.	56,126	225,105
Dena Bank	95,873	295,166
*Development Credit Bank, Ltd.	125,384	196,128
Dewan Housing Finance Corp., Ltd.	72,177	506,903
Dhanalakshmi Bank, Ltd.	76,291	319,519
*Dish TV (India), Ltd.	491,729	622,292
Dishman Pharmaceuticals & Chemicals, Ltd.	44,049	181,439
Divi’s Laboratories, Ltd.	54,150	843,834
DLF, Ltd.	335,669	2,652,291
Dr Reddy’s Laboratories, Ltd.	118,007	4,416,676
#Dr Reddy’s Laboratories, Ltd. ADR	60,800	2,300,064
Dredging Corp. of India, Ltd.	9,163	106,950
E.I.D. - Parry (India), Ltd.	57,072	638,346
eClerx Services, Ltd.	7,611	103,265
Edelweiss Capital, Ltd.	284,137	399,725
Eicher Motors, Ltd.	13,232	383,762
EIH, Ltd.	221,463	621,262
Elder Pharmaceuticals, Ltd.	8,586	77,007
Electrosteel Casings, Ltd.	130,241	121,821
Elgi Equipments, Ltd.	23,578	97,789
Emami, Ltd.	9,100	93,499

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Era Infra Engineering, Ltd.	105,854	$533,159
Esab India, Ltd.	9,613	121,727
Escorts, Ltd.	68,078	338,406
*Ess Dee Aluminium, Ltd.	10,343	109,812
*Essar Oil, Ltd.	386,417	1,280,912
*Essar Shipping Ports & Logistics, Ltd.	186,224	459,486
Essel Propack, Ltd.	64,950	75,777
Eveready Industries (India), Ltd.	30,440	46,957
Everest Kanto Cylinder, Ltd.	54,560	155,297
*Everonn Education, Ltd.	6,895	102,784
Exide Industries, Ltd.	338,304	1,180,661
FAG Bearings (India), Ltd.	11,829	245,506
FDC, Ltd.	127,472	297,729
Federal Bank, Ltd.	280,724	2,982,027
Financial Technologies (India), Ltd.	44,211	984,191
Finolex Cables, Ltd.	94,015	124,599
Finolex Industries, Ltd.	71,512	187,483
*Firstsource Solutions, Ltd.	101,985	62,691
*Fortis Healthcare, Ltd.	133,669	483,201
*Fresenius Kabi Oncology, Ltd.	12,591	36,326
*Future Capital Holdings, Ltd.	16,741	90,805
*Future Mall Management, Ltd.	446	—
GAIL India, Ltd.	400,201	4,423,483
Gammon India, Ltd.	113,601	522,087
*Gammon Infrastructure Projects, Ltd.	431,684	224,989
*Ganesh Housing Corp., Ltd.	12,753	70,203
Gateway Distriparks, Ltd.	63,828	159,087
Geodesic, Ltd.	101,821	268,117
*Geojit BNP Paribas Financial Services, Ltd.	77,579	61,291
GHCL, Ltd.	44,954	48,422
*GIC Housing Finance, Ltd.	21,030	71,069
Gillette India, Ltd.	8,542	366,945
Gitanjali Gems, Ltd.	87,137	580,634
GlaxoSmithKline Consumer Healthcare, Ltd.	20,848	1,031,194
GlaxoSmithKline Pharmaceuticals, Ltd.	18,776	941,834
Glenmark Pharmaceuticals, Ltd.	147,405	1,130,225
*GMR Infrastructure, Ltd.	1,033,464	1,246,370
Godawari Power & Ispat, Ltd.	10,851	49,237
Godfrey Phillips India, Ltd.	3,952	151,041
Godrej Consumer Products, Ltd.	96,756	906,270
Godrej Industries, Ltd.	184,276	885,434
*Goetze (India), Ltd.	8,823	34,796
*Gokul Refoils & Solvent, Ltd.	47,385	104,291
Graphite India, Ltd.	91,488	192,990
Grasim Industries, Ltd.	28,007	1,417,337
Great Eastern Shipping Co., Ltd.	139,363	994,432
Great Offshore, Ltd.	32,468	275,328
Greaves Cotton, Ltd.	26,183	277,219
Grindwell Norton, Ltd.	10,897	56,497
Gruh Finance, Ltd.	12,538	115,998
*GTL Infrastructure, Ltd.	351,403	353,498
GTL, Ltd.	91,093	856,288
Gujarat Alkalies & Chemicals, Ltd.	38,986	114,748
Gujarat Ambuja Exports, Ltd.	93,019	88,976
Gujarat Fluorochemicals, Ltd.	52,434	218,185
Gujarat Gas Co., Ltd.	57,380	494,105
*Gujarat Industries Power Co., Ltd.	54,408	140,721
Gujarat Mineral Development Corp., Ltd.	135,343	412,344
Gujarat Narmada Valley Fertilizers Co., Ltd.	86,692	243,143
Gujarat State Fertilizers & Chemicals, Ltd.	44,440	360,148
Gujarat State Petronet, Ltd.	237,542	603,093

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Gulf Oil Corp, Ltd.	7,043	$20,291
*GVK Power & Infrastructure, Ltd.	1,026,598	984,431
H.E.G., Ltd.	23,274	142,867
HBL Power Systems, Ltd.	125,202	76,628
HCL Infosystems, Ltd.	185,224	473,790
HCL Technologies, Ltd.	339,023	3,093,636
HDFC Bank, Ltd.	216,913	11,147,177
*HeidelbergCement India, Ltd.	105,161	108,436
Hero Honda Motors, Ltd. Series B	87,726	3,688,974
Hexaware Technologies, Ltd.	126,799	251,036
Hikal, Ltd.	4,307	41,354
*Himachal Futuristic Communications, Ltd.	689,021	167,763
Himadri Chemicals & Industries, Ltd.	3,945	43,883
Hindalco Industries, Ltd.	1,345,227	6,397,122
Hinduja Global Solutions, Ltd.	10,967	95,971
Hinduja Ventures, Ltd.	10,967	110,351
Hindustan Construction Co., Ltd.	570,590	786,453
*Hindustan Dorr Oliver, Ltd.	21,336	62,893
Hindustan Oil Exploration Co., Ltd.	48,130	275,398
Hindustan Petroleum Corp., Ltd.	109,250	1,200,031
Hindustan Unilever, Ltd.	297,109	1,972,644
Honeywell Automation India, Ltd.	3,539	203,642
Hotel Leelaventure, Ltd.	217,449	252,878
*Housing Development & Infrastructure, Ltd.	215,678	1,205,480
HSIL, Ltd.	31,818	100,467
HT Media, Ltd.	70,963	253,971
*IBN18 Broadcast , Ltd.	7,442	19,523
*ICICI Bank, Ltd.	19,793	520,526
ICICI Bank, Ltd. Sponsored ADR	396,338	20,839,452
ICSA (India), Ltd.	43,239	126,407
IDBI Bank, Ltd.	434,897	1,771,396
*Idea Cellular, Ltd.	1,104,042	1,671,477
IFCI, Ltd.	845,165	1,319,148
India Cements, Ltd.	392,914	981,633
India Infoline, Ltd.	271,970	713,633
Indiabulls Financial Services, Ltd.	378,779	1,887,694
*Indiabulls Real Estate, Ltd.	613,645	2,654,374
Indiabulls Securities, Ltd.	105,042	63,542
Indian Bank	165,968	1,095,269
Indian Hotels Co., Ltd.	718,238	1,620,510
Indian Oil Corp., Ltd.	429,546	4,045,310
Indian Overseas Bank	208,014	748,655
*Indo Rama Synthetics (India), Ltd.	52,177	79,448
Indoco Remedies, Ltd.	2,538	28,609
*Indraprastha Gas, Ltd.	19,509	144,426
IndusInd Bank, Ltd.	300,114	1,790,406
INEIS ABS India, Ltd.	16,430	139,957
Info Edge India, Ltd.	15,502	234,283
*Infomedia 18, Ltd.	26,105	15,313
Infosys Technologies, Ltd.	225,217	15,092,410
Infosys Technologies, Ltd. Sponsored ADR	11,946	805,638
Infotech Enterprises, Ltd.	47,412	173,651
Infrastructure Development Finance Co., Ltd.	1,312,085	5,937,836
ING Vysya Bank, Ltd.	84,082	762,917
Ingersoll-Rand India, Ltd.	6,456	71,146
Ipca Laboratories, Ltd.	75,690	555,082
IRB Infrastructure Developers, Ltd.	176,253	1,032,301
*ISMT, Ltd.	8,500	9,914
*Ispat Industries, Ltd.	504,738	222,991
ITC, Ltd.	1,507,896	5,819,656
*IVRCL Assets & Holdings, Ltd.	54,515	137,551

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
IVRCL Infrastructures & Projects, Ltd.	514,324	$1,733,776
J.B. Chemicals & Pharmaceuticals, Ltd.	49,343	135,701
Jagran Prakashan, Ltd.	97,486	293,822
Jai Balaji Industries, Ltd.	20,160	142,038
Jain Irrigation Systems, Ltd.	370,685	1,941,648
Jaiprakash Associates, Ltd.	1,550,770	4,211,615
*Jaiprakash Power Ventures, Ltd.	318,329	447,818
Jammu & Kashmir Bank, Ltd.	39,972	821,229
JBF Industries, Ltd.	35,709	172,186
*Jet Airways (India), Ltd.	38,723	708,695
*Jindal Drilling & Industries, Ltd.	12,565	157,700
Jindal Poly Films, Ltd.	30,884	437,219
Jindal Saw, Ltd.	232,350	1,138,061
*Jindal South West Holdings, Ltd.	4,492	202,260
Jindal Steel & Power, Ltd.	381,288	5,997,574
JK Cement, Ltd.	17,083	66,946
JK Lakshmi Cement, Ltd.	47,469	65,816
JM Financial, Ltd.	120,164	105,179
*JSL Stainless, Ltd.	85,928	236,406
JSW Steel, Ltd.	163,358	4,933,059
Jubilant Organosys, Ltd.	84,709	601,031
*Jyothy Laboratories, Ltd.	26,700	165,795
Jyoti Structures, Ltd.	69,600	207,701
K.S.B. Pumps, Ltd.	6,634	75,248
Kalpataru Power Transmission, Ltd.	74,395	290,860
*Kalyani Investment Co., Ltd.	543	10,286
Kalyani Steels, Ltd.	5,438	14,546
Karnataka Bank, Ltd.	166,671	693,571
Karur Vysya Bank, Ltd.	42,614	514,128
Karuturi Global, Ltd.	187,626	147,371
KEC International, Ltd.	18,550	202,932
Kesoram Industries, Ltd.	41,828	279,114
*Kingfisher Airlines, Ltd.	125,620	215,975
Kiri Dyes & Chemicals, Ltd.	4,327	58,438
*Kirloskar Eng India, Ltd.	83,823	386,752
Kirloskar Industries, Ltd.	5,588	47,776
*Kotak Mahindra Bank, Ltd.	387,278	4,059,424
Koutons Retail India, Ltd.	12,449	28,320
KPIT Cummins Infosystems, Ltd.	42,407	149,957
KRBL, Ltd.	62,377	69,532
KS Oils, Ltd.	397,063	512,654
*KSK Energy Ventures, Ltd.	141,089	530,119
*Lakshmi Energy & Foods, Ltd.	10,833	17,261
Lakshmi Machine Works, Ltd.	4,765	287,456
Lakshmi Vilas Bank, Ltd.	36,743	107,375
*Lanco Infratech, Ltd.	985,780	1,414,458
*Landmark Property Development Co., Ltd.	60,497	6,082
Larsen & Toubro, Ltd.	125,806	5,733,773
LIC Housing Finance, Ltd.	106,329	3,207,424
Lupin, Ltd.	160,050	1,580,335
Madhucon Projects, Ltd.	27,799	92,120
Madras Cements, Ltd.	151,890	397,455
*Mahanagar Telephone Nigam, Ltd.	179,954	273,539
#*Mahanagar Telephone Nigam, Ltd. ADR	32,600	101,060
Maharashtra Scooters, Ltd.	2,000	18,733
Maharashtra Seamless, Ltd.	60,538	569,457
Mahindra & Mahindra Financial Services, Ltd.	51,582	856,278
Mahindra & Mahindra, Ltd.	584,302	9,636,015
Mahindra Lifespace Developers, Ltd.	24,566	263,103
*Manaksia, Ltd.	20,016	37,781
Mangalore Refinery & Petrochemicals, Ltd.	811,929	1,488,864

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Marico, Ltd.	189,680	$582,459
Maruti Suzuki India, Ltd.	79,301	2,774,155
Mastek, Ltd.	25,667	118,595
*MAX India, Ltd.	218,858	781,871
*Maytas Infra, Ltd.	31,860	143,992
McLeod Russel India, Ltd.	68,089	353,440
Mercator Lines, Ltd.	237,729	345,238
Merck, Ltd.	6,714	115,514
MindTree, Ltd.	15,591	179,478
*Monnet Ispat, Ltd.	32,813	442,007
Monsanto India, Ltd.	4,435	201,101
Moser Baer (India), Ltd.	178,934	261,338
Motherson Sumi Systems, Ltd.	157,809	653,820
*Motilal Oswal Financial Services, Ltd.	7,285	31,831
Mphasis, Ltd.	88,985	1,225,354
MRF, Ltd.	2,157	452,172
*Mukta Arts, Ltd.	2,950	3,324
Mundra Port & Special Economic Zone, Ltd.	436,510	1,496,411
Nagarjuna Construction Co., Ltd.	363,577	1,210,805
Nagarjuna Fertilizers & Chemicals, Ltd.	223,343	170,136
Nahar Poly Films, Ltd.	15,371	15,982
Nahar Spinning Mills, Ltd.	12,450	38,259
National Aluminium Co., Ltd.	261,386	2,367,549
Nava Bharat Ventures, Ltd.	40,123	344,446
Navneet Publications (India), Ltd.	126,875	174,629
NIIT Technologies, Ltd.	35,350	174,034
NIIT, Ltd.	131,535	194,574
Nirma, Ltd.	70,348	367,223
NOCIL, Ltd.	79,587	40,256
*Noida Toll Bridge Co., Ltd.	152,343	108,993
NTPC, Ltd.	514,752	2,259,926
Nucleus Software Exports, Ltd.	5,423	15,453
OCL India, Ltd.	23,518	69,877
*OCL Iron & Steel, Ltd.	4,262	7,324
Oil & Natural Gas Corp., Ltd.	137,602	4,044,396
*OMAXE, Ltd.	110,424	372,524
*OnMobile Global, Ltd.	27,252	205,300
Opto Circuits India, Ltd.	128,992	832,300
*Oracle Financial Services Software, Ltd.	49,350	2,459,380
*Orbit Corp., Ltd.	69,708	182,422
Orchid Chemicals & Pharmaceuticals, Ltd.	53,200	343,655
Orient Paper & Industries, Ltd.	70,870	93,976
Oriental Bank of Commerce	83,354	937,544
Panacea Biotec, Ltd.	39,979	180,250
Pantaloon Retail India, Ltd.	8,100	86,108
Pantaloon Retail India, Ltd. Class B	810	6,839
*Parsvnath Developers, Ltd.	141,884	213,217
Patel Engineering, Ltd.	31,362	257,422
Patni Computer Systems, Ltd.	122,244	1,270,490
Patni Computer Systems, Ltd. ADR	16,659	347,840
Peninsula Land, Ltd.	163,128	225,654
Petronet LNG, Ltd.	682,746	1,709,952
Pidilite Industries, Ltd.	191,560	624,130
Piramal Healthcare, Ltd.	116,772	1,256,357
*Piramal Life Sciences, Ltd.	8,631	31,087
Plethico Pharmaceuticals, Ltd.	6,993	62,006
Polaris Software Lab, Ltd.	59,814	218,821
*Polyplex Corp., Ltd.	6,723	133,326
Power Finance Corp., Ltd.	569,675	4,616,223
Power Grid Corp. of India, Ltd.	422,259	954,029
Praj Industries, Ltd.	86,072	133,716

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Prakash Industries, Ltd.	43,255	$140,638
Prism Cement, Ltd.	182,988	243,204
Proctor & Gamble Hygiene & Health Care, Ltd.	3,614	166,203
Provogue India, Ltd.	27,200	45,817
PSL, Ltd.	23,485	58,139
PTC India, Ltd.	353,271	1,068,296
Punj Lloyd, Ltd.	279,849	744,944
*PVP Ventures, Ltd.	8,856	2,369
Radico Khaitan, Ltd.	41,971	168,297
Rain Commodities, Ltd.	25,235	91,518
Rajesh Exports, Ltd.	123,341	328,671
Rallis India, Ltd.	12,769	420,335
*Ranbaxy Laboratories, Ltd.	153,955	2,013,819
*Raymond, Ltd.	60,130	586,500
Redington India, Ltd.	131,057	235,486
REI Agro, Ltd.	440,310	270,905
Rei Six Ten Retail, Ltd.	55,035	91,847
*Reliance Broadcast Network, Ltd.	23,621	52,132
Reliance Capital, Ltd.	170,632	3,137,107
Reliance Communications, Ltd.	858,243	3,473,162
Reliance Energy, Ltd.	132,250	3,092,654
Reliance Industrial Infrastructure, Ltd.	5,844	113,680
Reliance Industries, Ltd.	1,381,092	34,093,896
*Reliance MediaWorks, Ltd.	23,621	130,654
*Reliance Natural Resources, Ltd.	592,253	512,298
*Reliance Power, Ltd.	1,139,113	4,032,682
Rolta India, Ltd.	183,426	689,900
Ruchi Infrastructure, Ltd.	1,244	911
Ruchi Soya Industries, Ltd.	178,388	530,437
Rural Electrification Corp, Ltd.	270,957	2,258,037
*S.Kumars Nationwide, Ltd.	192,600	353,273
*Sadbhav Engineering, Ltd.	1,517	49,513
*Satyam Computer Services, Ltd.	582,623	1,036,121
SEAMEC, Ltd.	15,622	53,745
Sesa Goa, Ltd.	590,180	4,287,537
Shipping Corp. of India, Ltd.	102,057	397,592
Shiv-Vani Oil & Gas Exploration Services, Ltd.	19,863	191,040
Shopper’s Stop, Ltd.	6,639	103,510
Shree Ashtavinyak Cine Vision, Ltd.	642,203	582,913
Shree Cement, Ltd.	14,509	682,533
*Shree Renuka Sugars, Ltd.	519,870	1,060,275
Shriram EPC, Ltd.	13,876	77,125
Shriram Transport Finance Co., Ltd.	110,106	2,187,552
Siemens India, Ltd.	66,885	1,229,534
Simplex Infrastructures, Ltd.	4,792	53,079
SKF India, Ltd.	26,925	352,476
Sobha Developers, Ltd.	63,403	515,355
Solar Industries India, Ltd.	207	2,472
Sonata Software, Ltd.	58,800	78,986
South Indian Bank, Ltd.	1,537,510	956,332
*Spice Mobility, Ltd.	27,734	77,794
SPML Infra, Ltd.	7,377	47,583
SREI Infrastructure Finance, Ltd.	142,460	424,560
SRF, Ltd.	33,988	308,539
*State Bank of Bikaner & Jaipur	19,751	319,766
State Bank of India	52,321	3,723,594
Steel Authority of India, Ltd.	364,978	1,609,124
Sterling Biotech, Ltd.	166,520	409,000
Sterlite Industries (India), Ltd. ADR	144,700	2,238,509
Sterlite Industries (India), Ltd. Series A	533,088	2,040,948
Sterlite Technologies, Ltd.	152,135	284,169

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Strides Arcolab, Ltd.	16,893	$159,343
*Sun Pharma Advanced Research Co., Ltd.	123,600	257,909
Sun Pharmaceuticals Industries, Ltd.	57,867	2,749,417
Sun TV Network, Ltd.	75,061	841,948
Sundaram Finance, Ltd.	1,328	20,815
Sundaram-Clayton, Ltd.	3,760	19,515
Sundram Fastners, Ltd.	105,224	149,688
Supreme Industries, Ltd.	54,935	179,504
Supreme Petrochem, Ltd.	3,242	4,866
*Suzlon Energy, Ltd.	697,879	870,336
Swaraj Engines, Ltd.	1,260	13,306
Syndicate Bank	274,612	861,025
Taj GVK Hotels & Resorts, Ltd.	32,994	113,214
Tamilnadu Newsprint & Papers, Ltd.	24,002	82,555
Tanla Solutions, Ltd.	100,638	58,519
Tata Chemicals, Ltd.	141,685	1,246,478
#*Tata Communications, Ltd. ADR	38,756	539,484
Tata Consultancy Services, Ltd.	261,370	6,201,952
Tata Elxsi, Ltd.	13,274	83,064
Tata Investment Corp., Ltd.	13,328	174,134
Tata Motors, Ltd.	337,869	8,853,845
Tata Power Co., Ltd.	65,450	2,057,680
Tata Steel, Ltd.	397,724	5,290,272
Tata Tea, Ltd.	697,350	1,957,234
*Tata Teleservices Maharashtra, Ltd.	1,004,165	510,442
*TCI Developers	1,466	6,930
Tech Mahindra, Ltd.	72,118	1,183,247
*Teledata Marine Solutions, Ltd.	39,608	30,536
TexmaCo., Ltd.	79,270	289,515
Thermax India, Ltd.	48,870	953,761
Thomas Cook India, Ltd.	102,590	154,348
Time Technoplast, Ltd.	32,250	44,106
*Timken India, Ltd.	26,446	114,893
Titagarh Wagons, Ltd.	6,596	73,637
Titan Industries, Ltd.	16,825	1,346,033
Torrent Pharmaceuticals, Ltd.	44,919	560,308
*Torrent Power, Ltd.	137,166	903,400
Transport Corp of India, Ltd.	29,320	81,157
Trent, Ltd.	9,814	224,302
*Trent, Ltd. Series A	2,180	45,391
*Trent, Ltd. Series B	2,180	44,238
Triveni Engineering & Industries, Ltd.	168,022	453,949
TTK Prestige, Ltd.	3,875	121,842
Tube Investments of India	108,844	371,029
*Tulip IT Services, Ltd.	75,010	302,474
TVS Motor Co., Ltd.	202,168	333,194
UCO Bank	299,000	848,975
Uflex, Ltd.	27,293	186,628
*Ultratech Cement, Ltd.	56,993	1,408,539
Unichem Laboratories, Ltd.	45,042	230,677
Union Bank of India	169,531	1,446,636
Unitech, Ltd.	1,369,208	2,679,492
United Breweries, Ltd.	14,485	144,621
United Phosphorus, Ltd.	446,585	2,008,525
United Spirits, Ltd.	83,505	2,812,005
Unity Infraprojects, Ltd.	19,986	47,457
Usha Martin, Ltd.	157,932	308,776
*UTV Software Communications, Ltd.	8,466	109,730
Vardhman Textiles, Ltd.	26,377	200,594
Varun Shipping Co., Ltd.	91,874	85,275
*Venky’s India, Ltd.	4,308	81,005

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Videocon Industries, Ltd.	142,310	$812,940
*Videsh Sanchar Nigam, Ltd.	46,062	319,044
Vijaya Bank	178,597	428,934
VIP Industries, Ltd.	9,671	128,772
Voltamp Transformers, Ltd.	5,393	106,547
Voltas, Ltd.	157,257	870,285
WABCO-TVS (India), Ltd.	6,924	174,332
*Walchandnagar Industries, Ltd.	14,754	68,264
Welspun Corp., Ltd.	178,079	1,001,232
*Welspun Global Brands, Ltd.	3,685	1,742
Welspun India, Ltd.	36,850	55,674
*Welspun Investments & Commercials, Ltd.	1,842	5,925
Wipro, Ltd.	352,643	3,335,824
*Wire & Wireless India, Ltd.	302,852	92,462
*Wockhardt, Ltd.	70,880	471,689
Wyeth, Ltd.	13,354	241,294
Yes Bank, Ltd.	180,501	1,464,016
*Zandu Realty, Ltd.	325	22,323
Zee Entertainment Enterprises, Ltd.	471,701	2,950,653
*Zee Learn, Ltd.	117,925	13,803
*Zee News, Ltd.	82,009	27,941
Zensar Technologies, Ltd.	22,768	78,710
Zuari Industries, Ltd.	19,017	354,868
Zydus Wellness, Ltd.	17,266	208,217

TOTAL INDIA		497,150,667

INDONESIA — (3.2%)
PT Adaro Energy Tbk	13,610,500	3,211,022
*PT Adhi Karya Tbk	1,125,000	126,124
*PT Agis Tbk	980,000	18,699
PT AKR Corporindo Tbk	2,772,300	468,982
PT Aneka Tambang Tbk	8,072,500	2,312,536
PT Asahimas Flat Glass Tbk	319,500	225,784
PT Astra Agro Lestari Tbk	383,000	1,070,881
PT Astra International Tbk	2,085,000	13,349,452
*PT Bakrie & Brothers Tbk	130,023,750	788,216
PT Bakrie Sumatera Plantations Tbk	21,361,500	926,950
*PT Bakrie Telecom Tbk	40,673,000	1,096,955
PT Bakrieland Development Tbk	72,621,000	1,290,256
PT Bank Bukopin Tbk	4,059,000	317,712
PT Bank Central Asia Tbk	8,604,000	6,759,807
PT Bank Danamon Indonesia Tbk	4,964,318	3,733,574
PT Bank Mandiri Persero Tbk	9,385,000	7,377,678
PT Bank Negara Indonesia Persero Tbk	8,690,000	3,799,557
*PT Bank Pan Indonesia Tbk	18,068,500	2,266,378
PT Bank Rakyat Indonesia Persero Tbk	5,431,500	6,953,810
*PT Bank Tabungan Pensiunan Nasional Tbk	164,500	239,336
*PT Barito Pacific Tbk	6,218,000	885,797
*PT Bayan Resources Tbk	669,500	944,326
*PT Berlian Laju Tanker Tbk	13,394,666	578,576
*PT Bhakti Investama Tbk	34,403,400	495,532
*PT Bisi International Tbk	2,927,500	772,714
PT Budi Acid Jaya Tbk	2,800,500	67,140
PT Bumi Resources Tbk	37,385,000	9,360,912
PT Bumi Serpong Damai Tbk	9,365,000	882,490
*PT Central Proteinaprima Tbk	22,741,500	134,859
PT Charoen Pokphand Indonesia Tbk	2,496,332	2,395,417
*PT Ciputra Development Tbk	20,328,924	960,665
*PT Ciputra Surya Tbk	2,291,000	180,317
PT Citra Marga Nusaphala Persada Tbk	2,369,000	400,109
*PT Darma Henwa Tbk	20,612,500	178,644

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Davomas Adabi Tbk	4,583,000	$40,547
*PT Delta Dunia Makmur Tbk	4,235,000	509,044
PT Elnusa Tbk	4,562,500	171,650
*PT Energi Mega Persada Tbk	50,243,000	667,098
PT Gajah Tunggal Tbk	3,019,000	787,894
PT Global Mediacom Tbk	11,800,000	656,070
PT Gozco Plantations Tbk	4,929,500	237,787
PT Gudang Garam Tbk	1,228,000	6,569,941
*PT Hanson International Tbk	13,121,500	281,883
PT Hexindo Adiperkasa Tbk	464,000	338,195
*PT Holcim Indonesia Tbk	5,661,000	1,477,719
*PT Indah Kiat Pulp & Paper Corp. Tbk	6,061,500	1,410,651
PT Indika Energy Tbk	969,500	397,283
PT Indo Tambangraya Megah Tbk	434,500	2,203,376
PT Indocement Tunggal Prakarsa Tbk	1,414,000	2,903,267
PT Indofood Sukses Makmur Tbk	10,975,500	6,401,162
PT Indosat Tbk	316,000	212,654
#PT Indosat Tbk ADR	26,690	879,169
PT International Nickel Indonesia Tbk	4,657,500	2,488,123
*PT Intiland Development Tbk	8,570,000	490,345
PT Japfa Comfeed Indonesia Tbk	1,865,500	659,178
PT Jasa Marga Tbk	5,132,000	2,157,037
PT Jaya Real Property Tbk	352,500	59,311
PT Kalbe Farma Tbk	8,149,000	2,447,676
*PT Kawasan Industri Jababeka Tbk	17,129,000	257,662
*PT Lippo Karawaci Tbk	29,633,250	2,056,726
PT Matahari Putra Prima Tbk	3,583,400	564,575
PT Mayorah Indah Tbk	692,500	936,321
PT Medco Energi Internasional Tbk	3,586,500	1,642,836
*PT Media Nusantara Citra Tbk	1,396,500	95,721
*PT Mitra Adiperkasa Tbk	1,232,500	351,743
*PT Mitra International Resources Tbk	5,183,500	139,654
*PT Pabrik Kertas Tjiwi Kimia Tbk	1,031,000	436,596
*PT Pakuwon Jati Tbk	5,378,000	566,991
*PT Panin Financial Tbk	20,164,000	440,847
*PT Panin Insurance Tbk	3,559,000	219,563
PT Perusahaan Gas Negara Tbk	8,050,500	3,662,065
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,036,000	1,361,624
*PT Polaris Investama Tbk	521,000	60,118
PT Ramayana Lestari Sentosa Tbk	6,485,500	661,584
PT Sampoerna Agro Tbk	1,337,500	450,305
*PT Samudera Indonesia Tbk	117,000	54,834
PT Selamat Sempurna Tbk	1,043,000	121,499
PT Semen Gresik Persero Tbk	1,837,000	2,019,669
*PT Sentul City Tbk	18,657,000	244,771
PT Sorini Agro Asia Corporindo Tbk	806,000	277,643
*PT Sumalindo Lestari Jaya Tbk	1,153,000	19,072
PT Summarecon Agung Tbk	10,713,532	1,359,684
*PT Surya Citra Media Tbk	31,000	11,409
*PT Suryainti Permata Tbk	3,098,000	30,850
PT Tambang Batubara Bukit Asam Tbk	810,500	1,785,909
PT Telekomunikasi Indonesia Tbk	1,289,000	1,308,569
#PT Telekomunikasi Indonesia Tbk Sponsored ADR	139,196	5,622,126
PT Timah Tbk	5,099,000	1,632,417
PT Trada Maritime Tbk	5,976,000	401,824
PT Trias Sentosa Tbk	2,750,000	71,131
PT Trimegah Sec Tbk	5,343,500	70,528
*PT Truba Alam Manunggal Engineering Tbk	15,388,500	143,808
*PT Tunas Baru Lampung Tbk	740,500	34,907
PT Tunas Ridean Tbk	4,560,000	398,890
PT Unilever Indonesia Tbk	1,041,500	2,039,876

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
PT United Tractors Tbk	1,521,666	$3,792,807
PT Wijaya Karya Tbk	4,514,500	365,253

TOTAL INDONESIA		144,730,674

ISRAEL — (0.0%)
Delta-Galil Industries, Ltd.	1	7
*Electra Real Estate, Ltd.	1	7
Formula Systems, Ltd.	—	5
*Formula Vision Technologies, Ltd.	—	—
Koor Industries, Ltd.	1	19
*Makhteshim-Agan Industries, Ltd.	1	3
*Mivtach Shamir Holdings, Ltd.	10,592	328,933
*Naphtha Israel Petroleum Corp., Ltd.	1	4
Osem Investments, Ltd.	—	8
Scailex Corp, Ltd.	6,329	122,540
Super-Sol, Ltd. Series B	—	3

TOTAL ISRAEL		451,529

MALAYSIA — (3.5%)
Aeon Co. Berhad	209,900	372,412
Affin Holdings Berhad	1,220,300	1,264,157
*Airasia Berhad	2,627,100	2,090,502
Alam Maritim Resources Berhad	145,200	52,246
Al-’Aqar KPJ REIT Berhad	34,155	12,960
Alliance Financial Group Berhad	1,842,100	1,944,875
*Amcorp Properties Berhad	233,633	31,965
AMMB Holdings Berhad	2,671,850	5,432,476
Amway (Malaysia) Holdings Berhad	63,300	164,040
Ann Joo Resources Berhad	406,450	391,002
APM Automotive Holdings Berhad	206,700	347,239
*Asia Pacific Land Berhad	531,500	64,254
*Axiata Group Berhad	2,564,225	3,708,423
Bandar Raya Developments Berhad	1,103,100	852,258
Batu Kawan Berhad	274,350	1,333,243
*Berjaya Assets Berhad	79,900	18,024
Berjaya Corp. Berhad	2,710,900	943,564
Berjaya Land Berhad	2,769,200	1,043,527
*Berjaya Media Berhad	52,300	8,629
*Berjaya Retail Berhad	271,090	37,028
Berjaya Sports Toto Berhad	650,214	872,676
Bimb Holdings Berhad	541,800	210,814
Bolton Berhad	252,900	91,905
*Boustead Heavy Industries Corp. Berhad	49,200	69,206
Boustead Holdings Berhad	829,920	1,500,759
British American Tobacco Malaysia Berhad	84,500	1,264,160
Bursa Malaysia Berhad	257,800	712,718
Cahya Mata Sarawak Berhad	325,000	282,592
Carlsberg Brewery Malaysia Berhad	165,000	286,288
CB Industrial Product Holding Berhad	104,800	116,329
Chemical Co. of Malaysia Berhad	111,000	71,936
*CI Holdings Berhad	17,700	21,668
CIMB Group Holdings Berhad	3,098,014	8,273,234
*Coastal Contracts Berhad	132,400	96,821
CSC Steel Holdings Berhad	344,200	208,036
*D&O Green Technologies Berhad	229,733	22,187
*Dayang Enterprise Holdings Berhad	108,000	90,073
Dialog Group Berhad	2,757,773	1,154,323
Digi.Com Berhad	167,000	1,361,159
Dijaya Corp. Berhad	54,000	18,587
DNP Holdings Berhad	286,900	167,924
DRB-Hicom Berhad	1,722,500	664,926

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Dutch Lady Milk Industries Berhad	24,800	$142,960
*Eastern & Oriental Berhad	644,382	236,823
Eastern Pacific Industrial Corp. Berhad	116,400	75,295
ECM Libra Avenue Berhad	731,860	170,277
Encorp Berhad	62,000	19,703
*EON Capital Berhad	655,600	1,472,056
Esso Malaysia Berhad	152,600	141,922
Evergreen Fibreboard Berhad	446,900	214,395
Faber Group Berhad	236,300	221,420
*Fountain View Development Berhad	31,500	—
Fraser & Neave Holdings Berhad	157,500	733,609
Gamuda Berhad	2,656,400	3,249,655
General Corp. Berhad	244,600	126,497
Genting Berhad	2,144,000	7,207,676
Genting Malaysia Berhad	3,073,300	3,465,120
Genting Plantations Berhad	420,200	1,160,812
Globetronics Technology Berhad	155,620	59,069
Glomac Berhad	160,000	82,436
*Gold Is Berhad	404,812	159,983
Grand United Holdings Berhad	274,800	105,073
*Green Packet Berhad	603,900	175,073
Guiness Anchor Berhad	150,600	420,093
*GuocoLand (Malaysia) Berhad	486,500	198,847
Hai-O Enterprise Berhad	192,500	190,383
Hap Seng Consolidated Berhad	487,500	627,084
Hap Seng Plantations Holdings Berhad	57,000	50,161
Hartalega Holdings Berhad	165,900	291,845
Hock Seng Lee Berhad	296,000	180,015
Hong Leong Bank Berhad	527,400	1,550,686
Hong Leong Financial Group Berhad	465,300	1,365,242
Hong Leong Industries Berhad	147,800	242,110
*Hovid Berhad	395,000	23,501
Hunza Properties Berhad	97,600	51,187
Hwang-DBS (Malaysia) Berhad	123,200	79,542
IGB Corp. Berhad	2,239,900	1,442,434
IJM Corp. Berhad	2,350,810	4,258,644
IJM Land Berhad	786,000	700,597
IJM Plantations Berhad	533,100	480,513
*Insas Berhad	372,840	64,831
Integrated Logistics Berhad	185,535	56,594
IOI Corp. Berhad	1,852,277	3,469,408
*Jaks Resources Berhad	327,000	78,577
*Jaya Tiasa Holdings Berhad	149,625	187,779
Jerneh Asia Berhad	104,700	104,523
JT International Berhad	83,000	157,177
K & N Kenanga Holdings Berhad	343,400	82,396
Keck Seng (Malaysia) Berhad	205,400	391,911
Kencana Petroleum Berhad	760,032	467,501
KFC Holdings (Malaysia) Berhad	529,200	615,883
Kian Joo Can Factory Berhad	370,080	191,385
Kim Loong Resources Berhad	152,320	120,248
Kinsteel Berhad	924,000	300,593
KLCC Property Holdings Berhad	1,033,800	1,095,952
*KNM Group Berhad	7,142,275	1,101,486
*Knusford Berhad	37,000	19,145
Kossan Rubber Industries Berhad	193,800	194,464
KPJ Healthcare Berhad	371,250	443,278
KSL Holdings Berhad	226,266	118,853
Kuala Lumpur Kepong Berhad	293,750	1,870,903
Kub Malaysia Berhad	500,900	84,043
Kuchai Development Berhad	140,800	70,085

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Kulim Malaysia Berhad	457,200	$1,424,398
*Kumpulan Europlus Berhad	75,700	23,975
*Kumpulan Hartanah Selangor Berhad	460,700	66,658
Kumpulan Perangsang Selangor Berhad	309,900	145,498
*Kurnia Asia Berhad	745,600	98,463
Kurnia Setia Berhad	15,000	12,917
Lafarge Malayan Cement Berhad	657,900	1,694,309
Landmarks Berhad	580,092	246,683
*Latexx Partners Berhad	138,300	128,268
Leader Universal Holdings Berhad	482,800	140,016
Leong Hup Holdings Berhad	140,000	73,057
Lingkaran Trans Kota Holdings Berhad	556,900	634,789
*Lion Corp Berhad	754,900	71,731
Lion Diversified Holdings Berhad	615,000	105,066
*Lion Forest Industries Berhad	34,700	24,163
Lion Industries Corp. Berhad	1,763,300	1,125,092
*MAA Holdings Berhad	269,800	55,169
*Mah Sing Group Berhad	525,480	318,902
Malayan Banking Berhad	3,063,800	8,878,046
Malaysia Airports Holdings Berhad	489,600	955,740
Malaysia Building Society Berhad	303,800	153,675
*Malaysian Airlines System Berhad	1,150,666	814,877
Malaysian Bulk Carriers Berhad	486,625	467,860
Malaysian Pacific Industries Berhad	125,500	234,333
Malaysian Resources Corp. Berhad	3,856,500	2,583,680
Mamee Double Decker Berhad	56,400	62,615
Manulife Holdings Berhad	80,100	82,742
MBM Resources Berhad	188,100	187,065
Media Prima Berhad	1,066,600	759,729
Mega First Corp. Berhad	145,000	83,738
*Metro Kajang Holdings Berhad	32,865	14,677
MISC Berhad	1,086,360	3,069,014
*MK Land Holdings Berhad	997,300	123,766
MMC Corp. Berhad	1,882,900	1,866,138
*MNRB Holdings Berhad	146,300	131,394
MTD ACPI Engineering Berhad	166,600	30,548
Mudajaya Group Berhad	170,800	235,515
Muhibbah Engineering Berhad	1,077,300	357,484
*Mulpha International Berhad	3,669,600	554,636
Naim Holdings Berhad	193,900	226,064
NCB Holdings Berhad	89,000	104,337
Nestle (Malaysia) Berhad	63,800	898,851
Notion VTEC Berhad	251,560	136,780
NTPM Holdings Berhad	669,600	123,843
*Nylex (Malaysia) Berhad	101,666	24,335
OKS Property Holdings Berhad	81,430	17,569
Oriental Holdings Berhad	432,240	729,390
OSK Holdings Berhad	1,105,032	541,332
P.I.E. Industrial Berhad	54,600	71,633
*Pan Malaysia Cement Works Berhad	621,000	26,855
Panasonic Manufacturing Malaysia Berhad	44,000	258,656
Paramount Corp. Berhad	51,000	79,893
Parkson Holdings Berhad	447,382	854,466
PBA Holdings Berhad	172,500	55,199
Pelikan International Corp. Berhad	410,610	165,217
Petronas Dagangan Berhad	226,900	797,054
Petronas Gas Berhad	315,000	1,139,407
PJ Development Holdings Berhad	440,000	119,639
Plus Expressways Berhad	723,600	1,024,423
POS Malaysia Berhad	664,600	692,538
PPB Group Berhad	540,300	3,335,480

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Protasco Berhad	260,000	$86,928
Proton Holdings Berhad	923,600	1,463,362
Puncak Niaga Holding Berhad	224,960	205,128
QL Resources Berhad	312,920	545,540
QSR Brands Berhad	39,000	66,145
*Ramunia Holdings Berhad	312,996	40,351
Ranhill Berhad	380,700	96,609
RCE Capital Berhad	560,300	111,141
RHB Capital Berhad	785,500	2,029,235
Salcon Berhad	220,600	50,809
SapuraCrest Petroleum Berhad	751,100	604,750
Sarawak Oil Palms Berhad	125,060	140,247
Scientex, Inc. Berhad	120,564	71,289
*Scomi Group Berhad	2,283,200	305,614
Selangor Dredging Berhad	366,400	98,901
Shangri-La Hotels (Malaysia) Berhad	297,200	271,580
Shell Refining Co. Federation of Malaysia Berhad	209,700	717,388
SHL Consolidated Berhad	202,800	84,988
Sime Darby Berhad	1,967,720	5,593,884
*Sino Hua-An International Berhad	939,700	113,528
SP Setia Berhad	1,020,500	1,701,979
Star Publications (Malaysia) Berhad	645,200	856,888
Subur Tiasa Holdings Berhad	118,860	83,955
Sunrise Berhad	429,128	314,896
Sunway City Berhad	559,400	724,111
Sunway Holdings Berhad	669,400	428,884
Supermax Corp. Berhad	306,375	444,141
*Supportive International Holdings Berhad	41,300	33,900
Suria Capital Holdings Berhad	198,450	118,185
Ta Ann Holdings Berhad	282,144	417,169
TA Enterprise Berhad	2,159,900	511,679
TA Global Berhad (B3X17H6)	1,295,940	193,681
*TA Global Berhad (B4LM6X7)	1,295,940	158,395
*Talam Corp. Berhad	700,000	21,368
*Tamco Corp. Holdings Berhad	9,740	172
Tan Chong Motor Holdings Berhad	756,900	1,378,606
TDM Berhad	188,700	147,821
*Tebrau Teguh Berhad	568,500	141,126
Telekom Malaysia Berhad	1,133,900	1,241,426
Tenaga Nasional Berhad	1,318,625	3,735,934
*Three-A Resources Berhad	168,300	94,243
*Time Dotcom Berhad	2,402,000	553,559
Titan Chemicals Corp. Berhad	924,700	686,628
Top Glove Corp. Berhad	533,080	943,290
Tradewinds (Malaysia) Berhad	185,600	240,502
*Tradewinds Corp. Berhad	503,600	145,529
TRC Synergy Berhad	160,080	68,784
UAC Berhad	22,764	26,736
Uchi Technologies Berhad	313,300	136,120
*UEM Land Holdings Berhad	1,212,775	868,523
UMW Holdings Berhad	826,800	1,801,315
Unico-Desa Plantations Berhad	983,693	341,934
Unisem (Malaysia) Berhad	888,420	533,463
United Malacca Rubber Estates Berhad	154,650	358,164
United Plantations Berhad	105,300	578,268
United U-Li Corp. Berhad	138,100	39,747
VS Industry Berhad	167,208	86,144
Wah Seong Corp. Berhad	651,912	457,534
WCT Berhad	1,139,600	1,131,626
WTK Holdings Berhad	601,250	232,503
YTL Cement Berhad	11,000	16,550

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
YTL Corp. Berhad	1,309,934	$3,329,903
*YTL e-Solutions Berhad	713,500	325,803
*YTL Land & Development Berhad	103,500	48,636
YTL Power International Berhad	1,673,754	1,259,798
Yu Neh Huat Berhad	951,199	551,122
*Zelan Berhad	553,600	124,010
Zhulian Corp Berhad	70,266	42,053

TOTAL MALAYSIA		160,164,505

MEXICO — (4.4%)
#Alfa S.A.B. de C.V. Series A	630,340	5,258,959
#Alsea de Mexico S.A.B. de C.V.	502,400	510,619
America Movil S.A.B. de C.V. Series L	2,047,875	5,862,681
America Movil S.A.B. de C.V. Series L ADR	443,009	25,366,695
#*Axtel S.A.B. de C.V.	1,129,910	671,650
#Banco Compartamos S.A. de C.V.	359,920	2,535,880
#Bolsa Mexicana de Valores S.A. de C.V.	436,500	792,897
*Carso Infraestructura y Construccion S.A.B. de C.V.	1,788,370	1,199,199
*Cementos de Mexico S.A.B de C.V. Series B	178,073	156,470
*Cemex S.A.B. de C.V. Sponsored ADR	1,460,470	12,808,322
#*Cia Minera Autlan S.A.B. de C.V.	121,600	268,745
#Coca-Cola Femsa S.A.B. de C.V. Series L	40,000	319,080
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	40,360	3,207,409
#Consorcio ARA S.A.B. de C.V.	1,953,300	1,241,772
#*Corporacion GEO S.A.B. de C.V. Series B	1,015,200	3,222,857
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	222,600	113,571
Corporacion Moctezuma S.A.B. de C.V.	226,900	583,420
#*Desarrolladora Homex S.A.B. de C.V.	326,400	1,826,550
#*Desarrolladora Homex S.A.B. de C.V. ADR	7,469	250,809
*Dine S.A.B. de C.V.	7,300	3,547
El Puerto de Liverpool S.A.B. de C.V.	116,500	669,771
Embotelladora Arca S.A.B. de C.V.	993,929	4,105,149
#*Empresas ICA S.A.B. de C.V.	292,950	772,469
*Empresas ICA S.A.B. de C.V. Sponsored ADR	204,099	2,151,203
#Financiera Independencia S.A.B de C.V.	128,900	124,641
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	269,936	14,822,186
*Genomma Lab Internacional S.A. de C.V.	405,800	877,459
*GMD Resorts S.A.B. de C.V.	13,000	4,127
*Gruma S.A.B. de C.V. ADR	6,300	49,455
*Gruma S.A.B. de C.V. Series B	270,462	536,193
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	427,500	805,630
#Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	106,171	3,936,821
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	450,200	2,264,125
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	17,200	866,880
#Grupo Carso S.A.B. de C.V. Series A-1	1,010,100	5,821,082
*Grupo Cementos de Chihuahua S.A.B. de C.V.	211,154	670,330
Grupo Continental S.A.B. de C.V.	526,280	1,483,199
#Grupo Elektra S.A. de C.V.	90,576	3,323,614
#*Grupo Famsa S.A.B. de C.V.	63,912	92,131
#Grupo Financiero Banorte S.A.B. de C.V.	2,596,307	11,108,106
Grupo Financiero Inbursa S.A.B. de C.V. Series O	912,284	3,945,252
Grupo Herdez S.A.B. de C.V.	391,214	605,133
Grupo Industrial Bimbo S.A.B. de C.V. Series A	454,600	3,511,848
Grupo Industrial Maseca S.A.B. de C.V. Series B	44,200	46,283
*Grupo Industrial Saltillo S.A.B. de C.V.	58,600	55,715
Grupo Kuo S.A.B. de C.V. Series B	191,500	274,502
*Grupo Mexicano de Desarrollo S.A.B. de C.V.	13,000	12,297
Grupo Mexico S.A.B. de C.V. Series B	5,000,219	16,473,025
Grupo Modelo S.A.B. de C.V. Series C	627,800	3,518,283
#*Grupo Simec S.A. de C.V.	231,900	559,279
#Grupo Televisa S.A. de C.V.	191,500	859,486

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MEXICO — (Continued)
#Grupo Televisa S.A. de C.V. Sponsored ADR	356,510	$8,003,650
*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.	1,340,987	1,739,764
Industrias Bachoco S.A.B. de C.V. Sponsored ADR	2,500	53,075
#*Industrias CH S.A.B. de C.V. Series B	461,160	1,661,939
Industrias Penoles S.A.B. de C.V.	118,815	3,367,387
Kimberly Clark de Mexico S.A.B. de C.V. Series A	524,100	3,287,297
#*Megacable Holdings S.A.B. de C.V.	151,400	386,224
#Mexichem S.A.B. de C.V.	1,582,379	5,000,359
#Organizacion Soriana S.A.B. de C.V. Series B	2,021,500	6,157,160
*Promotora y Operadora de Infraestructura S.A. de C.V.	258,580	837,642
#*Sare Holding S.A.B. de C.V.	427,800	109,133
Telefonos de Mexico S.A.B. de C.V. Series L	105,800	81,998
Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	194,725	3,014,343
#TV Azteca S.A.B. de C.V. Series A	2,549,180	1,913,743
#*Urbi Desarrollos Urbanos S.A.B. de C.V.	1,023,200	2,171,856
#*Vitro S.A.B. de C.V.	193,764	196,463
#Wal-Mart de Mexico S.A.B. de C.V. Series V	3,023,778	8,274,495

TOTAL MEXICO		196,803,334

PERU — (0.3%)
*Cia de Minas Buenaventura S.A. ADR	88,700	4,704,648
*Credicorp, Ltd.	51,583	6,493,268

TOTAL PERU		11,197,916

PHILIPPINES — (0.9%)
A. Soriano Corp.	818,000	58,568
Aboitiz Equity Ventures, Inc.	3,332,700	2,598,677
Aboitiz Power Corp.	2,447,300	1,562,645
*Atlas Consolidated Mining & Development Corp.	511,500	213,911
Ayala Corp. Series A	356,643	3,334,215
Ayala Land, Inc.	4,155,220	1,620,076
Banco de Oro Unibank, Inc.	1,433,660	2,032,930
Bank of the Philippine Islands	1,348,523	1,839,824
*Belle Corp.	4,248,000	232,154
China Banking Corp.	24,868	258,528
*Digital Telecommunications Phils., Inc.	4,100,000	149,617
DMCI Holdings, Inc.	1,962,100	1,743,601
*Empire East Land Holdings, Inc.	4,900,000	65,110
Energy Development Corp.	9,520,500	1,328,685
Filinvest Development Corp.	863,000	102,901
Filinvest Land, Inc.	25,289,687	812,026
*First Gen Corp.	2,156,500	682,909
First Philippines Holdings Corp.	542,100	843,774
Globe Telecom, Inc.	44,990	941,507
International Container Terminal Services, Inc.	1,553,800	1,554,668
Jollibee Foods Corp.	554,915	1,143,023
*Lepanto Consolidated Mining Co. Series B	8,742,857	75,213
*Lopez Holdings Corp.	4,725,000	615,332
Manila Electric Co.	250,830	1,290,246
Manila Water Co, Inc.	1,468,400	636,826
Megaworld Corp.	22,738,600	1,353,907
Metro Bank & Trust Co.	1,144,000	2,080,255
*Metro Pacific Corp. Series A	225,000	10,879
*Pepsi-Cola Products Philippines, Inc.	2,267,000	137,633
Philex Mining Corp.	770,250	250,317
Philippine Long Distance Telephone Co.	9,640	599,363
#Philippine Long Distance Telephone Co. Sponsored ADR	38,300	2,379,579
*Philippine National Bank	605,900	999,590
PhilWeb Corp.	355,100	123,180
Rizal Commercial Banking Corp.	562,319	365,977
Robinson’s Land Corp. Series B	3,489,300	1,376,648

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
Security Bank Corp.	260,400	$508,800
Semirara Mining Corp.	216,720	865,265
Shang Properties, Inc.	174,286	7,167
SM Development Corp.	3,000,213	619,312
SM Investments Corp.	178,030	2,257,358
SM Prime Holdings, Inc.	726	202
*Southeast Asia Cement Holdings, Inc.	1,240,000	56,330
Union Bank of Philippines	388,700	550,242
Universal Robina Corp.	1,982,600	2,005,190
Vista Land & Lifescapes, Inc.	6,404,000	491,949

TOTAL PHILIPPINES		42,776,109

POLAND — (1.6%)
Agora SA	117,268	1,150,176
*Amica Wronki SA	28	503
*AmRest Holdings SA	7,599	207,532
Apator SA	24,049	151,830
Asseco Poland SA	102,141	1,887,806
*ATM SA	13,000	41,475
Bank Handlowy w Warszawie SA	63,156	1,993,813
*Bank Millennium SA	860,567	1,526,176
Bank Pekao SA	80,129	5,230,190
*Bank Przemyslowo Handlowy BPH SA	16,918	359,628
Bank Zackodni WBK SA	28,253	2,088,308
*Barlinek SA	72,057	116,424
*Bioton SA	7,011,238	468,417
*BOMI SA	23,002	86,169
*Boryszew SA	388,533	272,226
*BRE Bank SA	20,592	2,078,303
Budimex SA	16,560	609,497
*Cersanit SA	65,381	256,913
*Cersanit-Krasnystaw SA	130,762	522,396
*Ciech SA	19,452	132,899
*ComArch SA	500	14,034
Cyfrowy Polsat SA	29,665	145,733
Debica SA	7,882	174,118
Decora SA	5,510	32,918
Dom Development SA	9,946	163,723
*Dom Maklerski IDM SA	256,651	318,520
*Echo Investment SA	655,616	1,217,734
Elektrobudowa SA	2,716	167,432
*Elstar Oils SA	31,097	46,575
Emperia Holding SA	19,318	663,170
*Energomontaz Poludnie SA	17,784	23,700
Eurocash SA	84,800	777,714
Fabryki Mebli Forte SA	20,079	97,273
*Famur SA	3,000	2,484
*Farmacol SA	34,487	511,457
*Gant Development SA	16,222	112,046
*Getin Holdings SA	549,924	2,061,767
Grupa Kety SA	19,284	800,624
*Grupa Lotos SA	147,597	1,567,720
*Hydrobudowa Polska SA	112,865	130,617
*Impexmetal SA	174,925	254,397
*ING Bank Slaski SA	2,268	690,732
*Inter Cars SA	900	21,888
*JW Construction Holding SA	17,155	101,175
*Kernel Holding SA	25,296	553,726
KGHM Polska Miedz SA	192,817	8,659,347
*Koelner SA	14,359	73,052
*Kredyt Bank SA	88,369	464,541

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
POLAND — (Continued)
*LC Corp. SA	467,283	$270,104
LPP SA	738	502,574
*MCI Management SA	44,926	129,037
*Mercor SA	2,734	20,304
*MNI SA	74,513	84,749
*Mondi Packaging Paper Swiecie SA	18,425	506,970
*Mostostal Siedlce SA	813,392	1,184,173
Mostostal Warszawa SA	10,158	242,141
*Mostostal Zabrze Holding SA	134,151	164,543
*Multimedia Polska SA	94,331	320,966
*Netia Holdings SA	404,241	786,637
*NFI Empik Media & Fashion SA	26,520	184,943
NG2 SA	19,820	429,791
*Noble Bank SA	63,606	114,568
*Orbis SA	55,651	809,690
PBG SA	13,075	995,240
*Pekaes SA	15,818	47,026
*Pfleiderer Grajewo SA	55,729	216,201
*Polish Energy Partners SA	20,416	236,240
Polnord SA	17,218	224,021
*Polska Grupa Farmaceutyczna SA	16,006	267,407
*Polski Koncern Miesny Duda SA	242,711	137,922
*Polski Koncern Naftowy Orlen SA	643,094	9,067,678
Polskie Gornictwo Naftowe I Gazownictwo SA	984,534	1,278,094
*Powszechna Kasa Oszczednosci Bank Polski SA	407,441	6,428,189
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	60,990	384,897
Raciborska Fabryka Kotlow SA	61,088	257,105
Sniezka SA	9,541	136,700
*Stalexport SA	146,026	70,631
Stalprodukt SA	2,786	392,180
*Stalprofil SA	1,188	8,950
*Sygnity SA	30,293	163,629
*Synthos SA	1,401,209	1,261,921
Telekomunikacja Polska SA	554,308	3,529,647
*Trakcja Polska SA	25,000	41,880
TVN SA	155,325	976,990
*Vistula Group SA	81,530	71,028
Zaklady Azotowe Pulawy SA	14,551	382,479
*Zaklady Azotowe w Tarnowie-Moscicach SA	8,650	62,205
*Zaklady Chemiczne Police SA	14,000	28,004
Zaklady Tluszcowe Kruszwica SA	5,218	153,604
Zelmer SA	9,605	132,765

TOTAL POLAND		71,732,721

RUSSIA — (3.4%)
*Comstar United Telesystems OJSC GDR	66,902	433,319
*Evraz Group SA GDR	146,895	4,456,497
Gazprom OAO Sponsored ADR	2,814,175	61,616,486
Gazpromneft JSC Sponsored ADR	36,129	701,808
*Globaltrans Investment P.L.C. Sponsored GDR	60,368	884,331
*Integra Group Holdings GDR	126,920	399,391
Lukoil OAO Sponsored ADR	502,859	28,041,883
Magnitogorsk Iron & Steel Works Sponsored GDR	149,732	1,868,368
MMC Norilsk Nickel JSC ADR	479,301	8,919,934
Novolipetsk Steel OJSC GDR	98,197	3,352,108
Novorossiysk Sea Trade Port GDR	33,614	300,749
*PIK Group GDR	115,302	431,784
*Polymetal GDR	76,211	1,204,310
*Rosneft Oil Co. GDR	847,028	5,893,735
*RusHydro Sponsored ADR	1,401,222	7,241,618
*Severstal OAO GDR	223,480	3,008,702

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
RUSSIA — (Continued)
Surgutneftegas Sponsonsored ADR	622,751	$6,098,132
Tatneft Sponsored ADR	111,215	3,501,950
*TMK OAO GDR	68,486	1,345,473
Uralkali Sponsored GDR	152,155	3,759,748
*VimpelCom, Ltd. Sponsored ADR	37,940	581,620
VTB Bank OJSC GDR	714,772	4,725,070
*X5 Retail Group NV GDR	77,770	3,263,127

TOTAL RUSSIA		152,030,143

SOUTH AFRICA — (7.9%)
ABSA Group, Ltd.	502,633	9,737,407
Adcock Ingram Holdings, Ltd.	277,589	2,573,026
Adcorp Holdings, Ltd.	167,513	693,161
Advtech, Ltd.	536,007	465,940
Aeci, Ltd.	260,854	2,894,138
Afgri, Ltd.	1,067,859	1,015,180
African Bank Investments, Ltd.	1,324,541	6,788,777
African Oxygen, Ltd.	294,551	877,630
African Rainbow Minerals, Ltd.	187,751	4,751,222
Allied Electronics Corp., Ltd.	103,490	421,488
Allied Technologies, Ltd.	77,718	701,659
*Anglo American Platinum Corp., Ltd.	32,919	3,140,896
AngloGold Ashanti, Ltd.	6,997	328,162
AngloGold Ashanti, Ltd. Sponsored ADR	155,947	7,346,663
ArcelorMittal South Africa, Ltd.	276,571	3,173,241
*Argent Industrial, Ltd.	135,199	172,050
*Aspen Pharmacare Holdings, Ltd.	330,822	4,407,016
Astral Foods, Ltd.	82,268	1,315,820
*Aveng, Ltd.	772,394	4,854,958
AVI, Ltd.	843,330	3,351,318
Avusa, Ltd.	136,068	437,392
Barloworld, Ltd.	348,525	2,610,599
*Bell Equipment, Ltd.	121,325	181,710
Bidvest Group, Ltd.	293,310	6,247,257
Blue Label Telecoms, Ltd.	311,175	320,487
Brait SA	27,229	95,208
Business Connexion Group, Ltd.	56,871	51,264
Capitec Bank Holdings, Ltd.	53,389	1,113,041
Cashbuild, Ltd.	34,379	464,129
Caxton & CTP Publishers & Printers, Ltd.	348,066	759,107
Ceramic Industries, Ltd.	9,393	184,515
*Cipla Medpro South Africa, Ltd.	617,060	616,152
City Lodge Hotels, Ltd.	59,096	689,345
Clicks Group, Ltd.	473,371	3,083,088
Coronation Fund Managers, Ltd.	52,384	112,145
Data Tec, Ltd.	419,735	2,084,807
Datacentrix Holdings, Ltd.	81,947	57,313
Delta EMD, Ltd.	28,740	39,642
Discovery Holdings, Ltd.	436,975	2,461,389
Distell Group, Ltd.	96,572	969,967
*Distribution & Warehousing Network, Ltd.	148,918	165,232
*Dorbyl, Ltd.	16,666	11,470
*Durban Roodeport Deep, Ltd.	897,668	444,563
ElementOne, Ltd.	90,000	150,964
*Eqstra Holdings, Ltd.	225,026	202,590
*Evraz Highveld Steel & Vanadium, Ltd.	32,120	397,268
Exxaro Resources, Ltd.	205,983	3,875,374
Famous Brands, Ltd.	63,448	394,511
FirstRand, Ltd.	2,892,540	8,480,227
Foschini Group, Ltd. (The)	352,444	4,274,889
Freeworld Coatings, Ltd.	267,450	387,601

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Gijima Group, Ltd.	1,040,416	$115,831
Gold Fields, Ltd.	64,532	1,008,029
Gold Fields, Ltd. Sponsored ADR	915,915	14,443,980
Gold Reef Resorts, Ltd.	238,622	622,324
Grindrod, Ltd.	826,444	2,002,833
#Group Five, Ltd.	211,890	1,183,046
Harmony Gold Mining Co., Ltd.	159,622	1,833,076
#Harmony Gold Mining Co., Ltd. Sponsored ADR	710,909	8,203,890
*Health Strategic Investments, Ltd.	210,971	423,147
Hudaco Industries, Ltd.	65,790	794,246
*Hulamin, Ltd.	176,191	216,073
Iliad Africa, Ltd.	307,946	328,057
Illovo Sugar, Ltd.	371,196	1,382,519
Impala Platinum Holdings, Ltd.	418,209	11,806,933
Imperial Holdings, Ltd.	393,125	6,424,232
Investec, Ltd.	382,723	3,147,615
JD Group, Ltd.	446,058	3,134,579
JSE, Ltd.	176,712	2,001,084
Kap International Holdings, Ltd.	308,543	110,509
Kumba Iron Ore, Ltd.	49,041	2,784,139
Lewis Group, Ltd.	281,198	2,864,669
Liberty Holdings, Ltd.	197,417	2,110,910
Massmart Holdings, Ltd.	196,552	4,002,409
Medi-Clinic Corp., Ltd.	650,627	2,512,229
Merafe Resources, Ltd.	3,359,356	661,063
Metair Investments, Ltd.	257,122	409,928
*Metorex, Ltd.	574,555	355,049
Metropolitan Holdings, Ltd.	1,516,647	3,660,365
Mondi, Ltd.	341,517	2,840,348
#Mr. Price Group, Ltd.	311,970	2,818,797
MTN Group, Ltd.	1,101,689	19,509,715
Murray & Roberts Holdings, Ltd.	349,513	2,166,163
*Mvelaphanda Group, Ltd.	630,642	479,265
Nampak, Ltd.	1,385,311	3,887,272
Naspers, Ltd. Series N	378,717	19,718,764
Nedbank Group, Ltd.	354,952	6,628,713
Network Healthcare Holdings, Ltd.	1,371,225	2,852,541
#Northam Platinum, Ltd.	231,381	1,599,965
Nu-World Holdings, Ltd.	23,372	89,188
Oceana Group, Ltd.	75,475	357,057
*Omnia Holdings, Ltd.	118,747	1,105,151
Palabora Mining Co., Ltd.	46,214	691,248
Peregrine Holdings, Ltd.	490,055	907,996
Pick’n Pay Stores, Ltd.	226,244	1,488,410
*Pioneer Foods, Ltd.	4,439	31,013
Pretoria Portland Cement Co., Ltd.	655,777	3,122,800
PSG Group, Ltd.	174,765	889,647
Rainbow Chicken, Ltd.	55,781	127,192
Raubex Group, Ltd.	185,202	659,021
Reunert, Ltd.	296,995	2,714,198
Sanlam, Ltd.	3,530,404	13,218,358
Santam, Ltd.	81,470	1,346,788
*Sappi, Ltd.	220,024	1,089,250
#*Sappi, Ltd. Sponsored ADR	399,244	1,980,250
Sasol, Ltd.	1,232	55,379
#Sasol, Ltd. Sponsored ADR	502,813	22,752,288
*SecureData Holdings, Ltd.	201,602	28,060
*Sentula Mining, Ltd.	650,490	243,380
Shoprite Holdings, Ltd.	431,604	6,103,054
*Simmer & Jack Mines, Ltd.	1,406,964	176,561
Spar Group, Ltd. (The)	225,440	3,064,816

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Spur Corp., Ltd.	214,190	$426,945
Standard Bank Group, Ltd.	1,234,704	18,160,831
Steinhoff International Holdings, Ltd.	2,690,971	8,443,490
Sun International, Ltd.	141,845	1,983,239
*Super Group, Ltd.	2,204,028	188,434
Telkom South Africa, Ltd.	455,004	2,350,811
Telkom South Africa, Ltd. Sponsored ADR	24,334	511,014
Tiger Brands, Ltd.	174,985	4,690,821
Tongaat-Hulett, Ltd.	185,436	2,594,119
*Trans Hex Group, Ltd.	75,891	32,582
Trencor, Ltd.	292,978	1,485,550
Truworths International, Ltd.	429,292	4,232,136
UCS Group, Ltd.	175,071	48,558
Value Group, Ltd.	95,008	50,234
Vodacom Group, Ltd.	239,680	2,302,430
*Wesizwe Platinum, Ltd.	453,480	101,282
Wilson Bayly Holme-Ovcon, Ltd.	78,507	1,510,605
Woolworths Holdings, Ltd.	1,324,745	5,190,627
Zeder Investments, Ltd.	18,442	6,326

TOTAL SOUTH AFRICA		357,968,444

SOUTH KOREA — (12.0%)
Aekyung Petrochemical Co., Ltd.	6,220	220,195
Amorepacific Corp.	2,426	2,244,533
*Artone Paper Manufacturing Co., Ltd.	2,365	8,185
#Asia Cement Manufacturing Co., Ltd.	4,406	178,018
Asia Paper Manufacturing Co., Ltd.	3,740	41,336
*Asiana Airlines, Inc.	177,100	1,442,137
*AUK Corp.	11,720	52,409
#*Basic House Co., Ltd. (The)	23,330	470,498
Bing Grae Co., Ltd.	10,706	516,663
#*BNG Steel Co., Ltd.	14,220	145,567
Boo Kook Securities Co., Ltd.	4,620	73,116
Boryung Pharmaceutical Co., Ltd.	6,366	120,328
#Bu Kwang Pharmaceutical Co., Ltd.	19,288	212,432
Busan Bank	307,340	3,829,337
BYC Co., Ltd.	190	26,969
Byuck San Corp.	2,700	43,574
*Byuck San Engineering & Construction Co., Ltd.	10,240	15,917
#*Capro Corp.	28,740	508,392
*Celrun Co., Ltd.	24,050	11,894
*Charm Engineering Co., Ltd.	5,770	15,588
Cheil Industrial, Inc.	54,880	4,615,466
Cheil Worldwide, Inc.	97,100	1,056,844
*Chin Hung International, Inc.	758,293	329,332
Cho Kwang Leather Co., Ltd.	6,000	63,827
Choil Aluminum Manufacturing Co., Ltd.	3,320	28,157
#Chong Kun Dang Pharmaceutical Corp.	18,674	401,848
#Choongwae Holdings Co., Ltd.	6,210	16,295
#Choongwae Pharma Corp.	10,833	164,358
Chosun Refractories Co., Ltd.	1,980	103,953
#Chungho Comnet Co., Ltd.	2,520	19,672
#CJ CGV Co., Ltd.	18,250	481,442
CJ Cheiljedang Corp.	13,148	2,533,218
#CJ Corp.	29,267	2,063,001
*CJ Seafood Corp.	28,110	65,772
*Cosmochemical Co., Ltd.	4,900	32,732
Crown Confectionery Co., Ltd.	1,067	127,054
Dae Dong Industrial Co., Ltd.	22,310	127,064
Dae Han Flour Mills Co., Ltd.	1,658	218,747
#Dae Won Kang Up Co., Ltd.	69,330	267,337

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Daechang Co., Ltd.	86,710	$133,942
Daeduck Electronics Co., Ltd.	51,520	383,580
Daeduck Industries Co., Ltd.	25,680	204,534
Daegu Bank, Ltd.	251,057	3,294,073
Daegu Department Store Co., Ltd.	11,070	118,939
Daehan City Gas Co., Ltd.	4,970	134,511
*Daehan Pulp Co., Ltd.	470	2,096
#Daehan Steel Co., Ltd.	18,090	149,598
Daehan Synthetic Fiber Co., Ltd.	520	58,213
#*Dae-Il Corp.	22,650	126,660
Daekyo Co., Ltd.	66,110	345,975
#*Daekyung Machinery & Engineering Co., Ltd.	17,740	49,619
Daelim Industrial Co., Ltd.	48,548	3,963,832
Daelim Trading Co., Ltd.	3,405	13,022
*Daesang Corp.	30,867	227,086
Daesang Holdings Co., Ltd.	37,990	114,198
*Daesung Holdings Co., Ltd.	6,890	53,419
Daesung Industrial Co., Ltd. (6249614)	1,414	143,616
*Daesung Industrial Co., Ltd. (B445C80)	1,640	77,682
Daewon Pharmaceutical Co., Ltd.	10,340	75,979
#Daewoo Engineering & Construction Co., Ltd.	198,305	1,858,661
#Daewoo International Corp.	36,197	1,128,679
#*Daewoo Motor Sales Corp.	56,448	151,777
Daewoo Securities Co., Ltd.	171,610	3,731,050
*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	139,430	3,710,844
Daewoong Co., Ltd.	2,750	45,743
Daewoong Pharmaceutical Co., Ltd.	6,974	293,082
Dahaam E-Tec Co., Ltd.	1,420	35,149
Daishin Securities Co., Ltd.	77,350	1,060,731
*Daiyang Metal Co., Ltd.	27,182	22,575
#Daou Technology, Inc.	49,520	396,093
*DCM Corp.	2,930	25,556
Digital Power Communications Co., Ltd.	30,360	42,426
Dong Ah Tire Industrial Co., Ltd.	8,060	66,528
#*Dong IL Rubber Belt Co., Ltd.	20,580	136,942
*Dong Yang Gang Chul Co., Ltd.	49,510	258,415
#Dong-A Pharmaceutical Co., Ltd.	8,068	842,070
*Dongaone Co., Ltd.	48,430	233,676
Dongbang Agro Co., Ltd.	8,450	48,075
Dongbang Transport Logistics Co., Ltd.	8,400	17,405
Dongbu Corp.	15,670	111,477
*Dongbu HiTek Co., Ltd.	36,038	357,471
Dongbu Insurance Co., Ltd.	57,430	2,029,793
Dongbu Securities Co., Ltd.	37,101	243,660
Dongbu Steel Co., Ltd.	38,015	332,021
Dong-Il Corp.	629	37,140
#Dongil Industries Co., Ltd.	2,457	195,239
Dongkuk Steel Mill Co., Ltd.	75,000	1,728,195
Dongwha Pharm Co., Ltd.	33,055	154,951
Dongwon F&B Co., Ltd.	2,400	110,546
#*Dongwon Industries Co., Ltd.	1,963	244,415
#*Dongwon Systems Corp.	117,380	159,936
Dongyang Engineering & Construction Corp.	1,620	16,557
#Dongyang Mechatronics Corp.	43,499	476,102
Doosan Construction & Engineering Co., Ltd.	49,350	325,012
#Doosan Corp.	16,313	2,201,022
Doosan Heavy Industries & Construction Co., Ltd.	17,522	1,381,004
*Doosan Infracore Co., Ltd.	71,640	1,772,828
#*DuzonBIzon Co., Ltd.	17,560	318,498
#E1 Corp.	4,869	247,024
#*Eagon Industrial Co., Ltd.	7,180	53,241

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Eugene Investment & Securities Co., Ltd.	904,647	$551,745
F&F Co., Ltd.	6,240	27,909
#*Firstech Co., Ltd.	26,266	61,403
#*Foosung Co., Ltd.	46,453	184,373
Fursys, Inc.	11,420	286,767
Gaon Cable Co., Ltd.	3,490	80,100
#GIIR, Inc.	13,310	132,579
#Global & Yuasa Battery Co., Ltd.	13,750	390,839
Glovis Co., Ltd.	8,423	1,194,300
Golden Bridge Investment & Securities Co., Ltd.	54,510	115,037
Green Cross Corp.	4,068	509,905
Green Cross Holdings Corp.	3,125	329,269
*Green Non-Life Insurance Co., Ltd.	12,735	52,350
GS Engineering & Construction Corp.	54,136	4,600,618
GS Global Corp.	4,286	92,313
GS Holdings Corp.	89,693	4,708,836
Gwangju Shinsegae Co., Ltd.	1,256	207,789
Halla Climate Control Corp.	58,300	1,083,534
#Halla Engineering & Construction Corp.	21,424	402,770
#Han Kuk Carbon Co., Ltd.	34,260	197,462
Han Yang Securities Co., Ltd.	15,770	134,160
Hana Financial Group, Inc.	269,504	7,658,176
#*Hanall Biopharma Co., Ltd.	23,700	125,174
Handok Pharmaceuticals Co., Ltd.	2,270	29,877
#Handsome Corp.	30,514	443,118
#Hanil Cement Manufacturing Co., Ltd.	9,123	493,206
*Hanil Construction Co., Ltd.	7,386	14,799
#Hanil E-Wha Co., Ltd.	38,970	257,954
#Hanjin Heavy Industries & Construction Co., Ltd.	62,840	2,395,578
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	21,415	366,703
*Hanjin Shipping Co., Ltd.	76,474	2,122,367
#*Hanjin Shipping Holdings Co., Ltd.	23,654	339,105
#Hanjin Transportation Co., Ltd.	14,230	440,575
*Hankook Cosmetics Co., Ltd.	12,893	45,455
Hankook Cosmetics Manufacturing Co., Ltd.	3,636	27,893
Hankook Shell Oil Co., Ltd.	1,135	232,327
#Hankook Tire Manufacturing Co., Ltd.	105,620	2,751,074
Hankuk Electric Glass Co., Ltd.	7,490	356,419
Hankuk Glass Industries, Inc.	3,720	103,786
#Hankuk Paper Manufacturing Co., Ltd.	5,240	142,414
#*Hanmi Pharm Co., Ltd. (6146083)	2,303	76,202
#*Hanmi Pharm Co., Ltd. (B613DJ9)	5,051	444,389
#*Hanmi Semiconductor Co., Ltd.	16,270	116,171
Hansae Co., Ltd.	12,022	71,249
Hansae Yes24 Holdings Co., Ltd.	4,007	10,096
#Hanshin Construction Co., Ltd.	4,960	48,629
Hansol Chemical Co., Ltd.	11,270	165,973
#*Hansol CSN Co., Ltd.	60,440	129,376
*Hansol HomeDeco Co., Ltd.	56,180	78,477
#*Hansol LCD, Inc.	9,740	555,050
#Hansol Paper Co., Ltd.	67,510	672,958
#Hanssem Co., Ltd.	19,200	185,127
#Hanwha Chemical Corp.	156,002	4,248,532
*Hanwha Corp.	54,550	2,059,970
*Hanwha General Insurance Co., Ltd.	38,564	320,068
Hanwha Securities Co., Ltd.	100,831	732,893
Hanwha Timeworld Co., Ltd.	2,830	48,235
Heung-A Shipping Co., Ltd.	82,578	110,416
*HeungKuk Fire & Marine Insurance Co., Ltd.	21,329	105,139
#Hite Brewery Co., Ltd.	8,646	964,144
#Hite Holdings Co., Ltd.	16,744	316,067

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*HMC Investment Securities Co., Ltd.	28,380	$495,832
#Honam Petrochemical Corp.	21,560	4,765,773
#Hotel Shilla Co., Ltd.	57,750	1,472,970
*HS R&A Co., Ltd.	6,150	169,232
#Huchems Fine Chemical Corp.	23,745	455,093
*Huneed Technologies	3,778	18,565
Husteel Co., Ltd.	7,050	114,342
*Hwa Sung Industrial Co., Ltd.	4,820	19,207
Hwacheon Machine Tool Co., Ltd.	2,040	74,311
*Hwashin Co., Ltd.	32,270	441,230
#*Hynix Semiconductor, Inc.	401,191	8,262,544
Hyosung T & C Co., Ltd.	37,389	4,155,904
#Hyundai Cement Co., Ltd.	6,730	53,945
*Hyundai Corp.	6,810	151,165
#Hyundai Department Store Co., Ltd.	21,733	2,408,507
*Hyundai Development Co.	114,319	3,215,153
#Hyundai DSF Co., Ltd.	9,450	92,877
#Hyundai Elevator Co., Ltd.	3,921	273,689
Hyundai Engineering & Construction Co., Ltd.	39,504	2,654,150
#Hyundai Engineering Plastics Co., Ltd.	30,770	115,176
Hyundai Greenfood Co., Ltd.	74,990	728,566
#Hyundai Heavy Industries Co., Ltd.	18,213	5,941,075
Hyundai Hysco	58,630	1,190,807
Hyundai Marine & Fire Insurance Co., Ltd.	72,690	1,554,449
#Hyundai Merchant Marine Co., Ltd.	105,381	3,729,610
Hyundai Mipo Dockyard Co., Ltd.	19,042	3,184,931
Hyundai Mobis	38,601	9,612,839
Hyundai Motor Co., Ltd.	127,347	19,278,402
Hyundai Pharmaceutical Ind. Co., Ltd.	12,300	19,516
Hyundai Securities Co.	239,783	3,142,918
#Hyundai Steel Co.	74,490	7,232,999
Il Dong Pharmaceutical Co., Ltd.	5,094	166,480
*Il Yang Pharmaceutical Co., Ltd.	8,983	218,685
*Iljin Diamond Co., Ltd.	10,660	111,417
#*Iljin Display Co., Ltd.	18,630	163,945
#*Iljin Electric Co., Ltd.	29,044	303,447
Iljin Holdings Co., Ltd.	28,743	105,660
Ilshin Spinning Co., Ltd.	329	27,488
#Ilsung Pharmaceutical Co., Ltd.	2,088	138,653
*Incheon City Gas Co., Ltd.	10	213
Industrial Bank of Korea, Ltd.	231,440	3,325,569
InziControls Co., Ltd.	4,010	21,726
IS Dongseo Co., Ltd.	18,060	247,041
#ISU Chemical Co., Ltd.	14,230	297,472
IsuPetasys Co., Ltd.	49,460	153,700
#Jahwa Electronics Co., Ltd.	17,750	103,526
Jeil Pharmaceutical Co.	15,510	212,594
*Jeil Savings Bank	3,200	14,458
Jeonbuk Bank, Ltd.	74,787	459,368
*Jinheung Savings Bank	14,257	47,830
#K.C. Tech Co., Ltd.	31,141	168,648
Kangwon Land, Inc.	86,890	2,046,215
KB Financial Group, Inc.	11,530	513,374
#KB Financial Group, Inc. ADR	254,734	11,437,557
KCC Corp.	8,213	2,723,502
*KCO Energy, Inc.	70,315	312
#*Keangnam Enterprises, Ltd.	16,335	165,682
*KEC Corp.	26,663	33,910
*KEPCO Plant Service & Engineering Co., Ltd.	8,800	486,309
Keyang Electric Machinery Co., Ltd.	15,560	47,800
#KG Chemical Corp.	10,690	106,130

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Kia Motors Corp.	230,180	$9,209,843
#*KIC, Ltd.	18,990	100,175
#KISCO Corp.	6,158	155,668
*Kishin Corp.	25,370	156,945
#KISWIRE, Ltd.	11,440	404,973
*KIWOOM Securities Co., Ltd.	18,208	922,330
#Kolon Engineering & Construction Co., Ltd.	28,040	118,401
#Kolon Industries, Inc. (6496539)	5,335	177,068
*Kolon Industries, Inc. (B5TVWD5)	13,720	867,621
Korea Cast Iron Pipe Co., Ltd.	21,010	75,345
*Korea Circuit Co., Ltd.	13,560	58,623
#*Korea Cottrell Co., Ltd.	37,344	140,916
#*Korea Development Co., Ltd.	18,560	78,516
Korea Development Leasing Corp.	5,835	105,618
*Korea Electric Power Corp.	34,920	919,109
#*Korea Electric Power Corp. Sponsored ADR	213,003	2,813,770
Korea Electric Terminal Co., Ltd.	7,750	141,958
Korea Exchange Bank	365,239	4,353,854
Korea Export Packing Industries Co., Ltd.	4,160	48,405
#*Korea Express Co., Ltd.	22,962	1,453,090
#*Korea Flange Co., Ltd.	2,740	36,397
Korea Gas Corp.	26,108	1,069,656
Korea Investment Holdings Co., Ltd.	77,820	2,458,108
Korea Iron & Steel Co., Ltd.	2,565	124,480
#Korea Kolmar Co., Ltd.	30,063	243,199
#*Korea Komho Petrochemical Co., Ltd.	16,670	1,104,251
#*Korea Line Corp.	15,544	561,908
#Korea Petrochemical Industrial Co., Ltd.	3,343	257,368
Korea Reinsurance Co., Ltd.	95,328	1,074,556
*Korea Savings Bank	2,438	20,829
Korea Zinc Co., Ltd.	11,973	3,030,453
*Korean Air Co., Ltd.	49,156	3,131,366
Korean Air Terminal Service Co., Ltd.	2,790	115,264
KP Chemical Corp.	58,180	867,685
KPX Chemical Co., Ltd.	2,611	125,342
#*KPX Fine Chemical Co., Ltd.	2,462	155,350
KPX Holdings Corp.	1,163	56,049
KT Corp.	19,320	761,209
#KT Corp Sponsored ADR	132,182	2,734,846
KT&G Corp.	87,431	5,375,037
*KTB Securities Co., Ltd.	92,420	419,918
#Kukdo Chemical Co., Ltd.	5,860	297,294
#*Kumho Electric Co., Ltd.	6,538	241,366
#*Kumho Industrial Co., Ltd.	44,650	173,195
Kumho Investment Bank	106,630	76,918
#*Kumho Tire Co., Inc.	61,780	389,814
Kumkang Industrial Co., Ltd.	4,780	40,976
Kunsul Chemical Industrial Co., Ltd.	6,880	113,060
#Kwang Dong Pharmaceutical Co., Ltd.	65,910	181,939
#Kyeryong Construction Industrial Co., Ltd.	9,350	157,746
Kyobo Securities Co., Ltd.	33,620	275,552
Kyung Nong Corp.	9,330	35,501
*Kyungbang Co., Ltd.	1,108	114,263
Kyungdong City Gas Co., Ltd.	1,960	76,050
#Kyung-In Synthetic Corp.	37,100	119,712
Kyungnam Energy Co., Ltd.	8,290	23,157
LG Chemical, Ltd.	28,574	8,841,733
#LG Corp.	92,998	6,653,233
#LG Display Co., Ltd.	38,000	1,303,038
LG Display Co., Ltd. ADR	317,450	5,463,315
#*LG Electronics, Inc.	80,088	7,052,299

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#LG Fashion Corp.	31,922	$909,804
LG Hausys, Ltd.	3,866	308,818
LG Household & Healthcare Co., Ltd.	6,778	2,264,378
#*LG Innotek Co., Ltd.	13,619	1,578,858
LG International Corp.	38,238	1,212,855
#*LG Life Sciences, Ltd.	12,883	554,922
*LG Uplus Corp.	335,310	2,175,733
LIG Insurance Co., Ltd.	60,490	1,252,650
Livart Furniture Co., Ltd.	7,860	56,845
#Lotte Chilsung Beverage Co., Ltd.	1,297	888,818
#Lotte Confectionary Co., Ltd.	1,379	1,505,241
#Lotte Midopa Co., Ltd.	33,000	423,931
Lotte Non-Life Insurance Co., Ltd.	19,730	136,266
#Lotte Sam Kang Co., Ltd.	1,281	299,741
Lotte Shopping Co., Ltd.	14,474	5,929,635
#*Lotte Tour Development Co., Ltd.	3,060	70,446
LS Corp.	21,592	2,190,981
LS Industrial Systems Co., Ltd.	16,578	1,330,784
*LS Networks Co., Ltd.	7,774	46,851
Macquarie Korea Infrastructure Fund	305,138	1,353,101
Meritz Fire Marine Insurance Co., Ltd.	160,959	1,105,607
*Meritz Securities Co., Ltd.	330,960	295,930
Mi Chang Oil Industrial Co., Ltd.	117	5,870
Mirae Asset Securities Co., Ltd.	46,724	2,448,998
Miwon Commercial Co., Ltd.	688	71,900
*Miwon Specialty Chemical Co., Ltd.	371	44,247
*Moorim P&P Co., Ltd.	16,880	168,711
#Moorim Paper Co., Ltd.	16,210	137,105
Motonic Corp.	25,340	218,791
#Namhae Chemical Corp.	24,380	432,873
#*Namkwang Engineering & Construction Co., Ltd.	38,745	145,237
*Namsun Aluminum Co., Ltd.	45,950	50,851
Namyang Dairy Products Co., Ltd.	835	457,061
#*Nasan Co., Ltd.	8,964	8,349
*National Information & Credit Evaluation, Inc.	430	11,904
#NCsoft Corp.	13,230	2,914,294
Nexen Corp.	2,782	151,812
#Nexen Tire Corp.	55,140	449,640
NH Investment & Securities Co., Ltd.	49,517	454,193
*NHN Corp.	21,069	3,727,676
#*NK Co., Ltd.	10,730	121,508
Nong Shim Co., Ltd.	6,341	1,164,965
Nong Shim Holdings Co., Ltd.	2,663	145,527
Noroo Holdings Co., Ltd.	7,711	45,532
Noroo Paint Co., Ltd.	3,854	12,241
OCI Co., Ltd.	9,909	2,918,421
*ON*Media Corp.	96,430	293,380
#*Orientbio, Inc.	79,481	78,850
ORION Corp.	3,734	1,249,880
Ottogi Corp.	2,318	300,698
Pacific Corp.	5,966	933,533
Pacific Pharmaceutical Co., Ltd.	902	25,791
Paik Kwang Industrial Co., Ltd.	1,638	56,972
*Pang Rim Co., Ltd.	2,820	32,694
*PaperCorea, Inc.	7,930	76,169
#*Poong Lim Industrial Co., Ltd.	10,310	18,892
#Poongsan Corp.	35,838	1,282,403
Poongsan Holdings Corp.	7,970	272,969
POSCO	5,467	2,256,384
POSCO ADR	193,830	20,146,690
POSCO Coated & Color Steel Co., Ltd.	6,940	201,185

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Pulmuone Co., Ltd.	2,658	$108,745
Pum Yang Construction Co., Ltd.	4,931	22,756
Pusan City Gas Co., Ltd.	11,030	220,549
#*RNL BIO Co., Ltd.	75,037	257,516
#*S&T Corp.	5,168	106,868
#*S&T Daewoo Co., Ltd.	9,660	292,379
#S&T Dynamics Co., Ltd.	42,766	930,973
S&T Holdings Co., Ltd.	8,617	125,299
#*S&T Motors Co., Ltd.	92,850	61,500
#S1 Corp.	17,854	984,389
#*Saehan Industries, Inc.	461,500	528,724
*Saeron Automotive Corp.	17,840	97,751
*Sajo Industries Co., Ltd.	5,440	228,664
*Sajodaerim Corp.	2,140	45,180
#Sam Jin Pharmaceutical Co., Ltd.	22,281	210,139
#Sam Kwang Glass Industrial Co., Ltd.	3,980	257,296
Sam Lip General Foods Co., Ltd.	3,770	36,701
Sam Yung Trading Co., Ltd.	4,148	21,387
#Sambu Construction Co., Ltd.	8,056	116,343
#Samchully Co., Ltd.	3,658	400,081
*Samho Development Co., Ltd.	16,464	46,891
#*Samho International Co., Ltd.	7,527	20,884
Samhwa Crown & Closure Co., Ltd.	608	11,901
Samhwa Paints Industrial Co., Ltd.	10,810	50,430
Samick Musical Instruments Co., Ltd.	22,800	26,327
*Samick THK Co., Ltd.	20,530	112,399
Samsung Card Co., Ltd.	43,208	2,067,686
Samsung Climate Control Co., Ltd.	4,190	29,608
Samsung Corp.	176,799	10,382,957
#Samsung Electro-Mechanics Co., Ltd.	35,885	3,942,254
Samsung Electronics Co., Ltd.	95,497	63,355,186
Samsung Engineering Co., Ltd.	22,561	3,605,535
Samsung Fine Chemicals Co., Ltd.	20,904	1,241,531
Samsung Fire & Marine Insurance, Ltd.	28,194	4,835,068
Samsung Heavy Industries Co., Ltd.	112,320	3,156,361
#Samsung SDI Co., Ltd.	59,245	8,137,790
Samsung Securities Co., Ltd.	70,582	4,042,715
#Samsung Techwin Co., Ltd.	28,091	2,626,065
Samwha Capacitor Co., Ltd.	5,260	59,636
Samwhan Corp.	11,150	98,890
#Samyang Corp.	9,408	535,491
*Samyang Foods Co., Ltd.	5,650	86,560
#Samyang Genex Co., Ltd.	2,774	160,022
Samyang Tongsang Co., Ltd.	720	15,151
#Samyoung Electronics Co., Ltd.	17,540	214,152
*SAVEZONE I&C Corp.	31,480	76,790
#*SBS Media Holdings Co., Ltd.	48,310	125,694
SC Engineering Co., Ltd.	3,275	11,356
Seah Besteel Corp.	20,220	527,145
SeAH Holdings Corp.	1,966	193,688
SeAH Steel Corp.	4,101	183,522
#Sebang Co., Ltd.	15,590	275,376
Sejong Industrial Co., Ltd.	20,050	245,556
Sempio Foods Co.	4,280	68,147
Seoul City Gas Co., Ltd.	1,161	52,276
#*Seowon Co., Ltd.	29,630	94,065
#*Serim Paper Manufacturing Co., Ltd.	14,157	37,449
*Seshin Co., Ltd.	2,000	53
#*Sewon Cellontech Co., Ltd.	36,014	184,729
#*SH Chemical Co., Ltd.	25,000	10,054
*Shell-Line Co., Ltd.	8,200	61,745

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Shin Won Corp.	69,550	$89,059
Shin Young Securities Co., Ltd.	7,340	236,847
#*Shinhan Engineering & Construction Co., Ltd.	4,013	27,541
Shinhan Financial Group Co., Ltd.	47,971	1,858,406
Shinhan Financial Group Co., Ltd. ADR	135,631	10,548,023
Shinhung Co., Ltd.	1,810	16,451
Shinpoong Pharmaceutical Co., Ltd.	3,290	99,606
Shinsegae Co., Ltd.	7,023	3,560,317
Shinsegae Engineering & Construction Co., Ltd.	1,750	21,330
*Shinsegae Information & Communication Co., Ltd.	1,683	106,152
#*Shinsung Holdings Co., Ltd.	40,665	265,406
*Shinsung Tongsang Co., Ltd.	128,050	56,964
#Silla Trading Co., Ltd.	17,134	198,068
Sindo Ricoh Co., Ltd.	7,024	339,595
*SJM Co., Ltd.	8,135	49,389
SJM Holdings Co., Ltd.	8,714	37,174
*SK Chemicals Co., Ltd.	29,499	1,647,079
SK Co., Ltd.	45,035	4,692,540
SK Energy Co., Ltd.	49,521	6,663,908
SK Gas Co., Ltd.	4,053	149,616
SK Networks Co., Ltd.	167,900	1,614,149
SK Telecom Co., Ltd.	5,026	764,985
#SK Telecom Co., Ltd. ADR	135,300	2,493,579
SKC Co., Ltd.	38,510	1,313,936
SL Corp.	15,290	262,078
#S-Oil Corp.	40,765	2,516,923
*Solomon Savings Bank	7,126	20,933
*Songwon Industrial Co., Ltd.	15,120	160,863
#*Ssangyong Cement Industrial Co., Ltd.	36,347	212,225
#*STX Corp.	40,393	1,240,288
#STX Engine Co., Ltd.	30,920	1,119,830
#STX Offshore & Shipbuilding Co., Ltd.	87,366	2,113,633
#STX Pan Ocean Co., Ltd.	199,100	2,120,354
Suheung Capsule Co., Ltd.	2,500	17,786
Sung Bo Chemicals Co., Ltd.	1,020	23,921
#*Sung Jin Geotec Co., Ltd.	19,890	324,014
#*Sung Shin Cement Co., Ltd.	18,990	76,210
*Sungchang Enterprise Holdings, Ltd.	6,250	86,907
*Sunjin Co., Ltd.	470	19,013
Sunkyong Securities Co., Ltd.	366,870	771,744
Tae Kwang Industrial Co., Ltd.	707	807,903
#Tae Kyung Industrial Co., Ltd.	28,410	128,956
#Taeyoung Engineering & Construction	78,820	474,798
#*Tai Han Electric Wire Co., Ltd.	152,268	967,544
Tai Lim Packaging Industries Co., Ltd.	66,960	87,079
*Tec & Co.	32,670	5,834
Telcoware Co., Ltd.	2,000	12,729
*Tong Yang Major Corp.	72,975	149,406
Tong Yang Securities, Inc.	147,293	1,491,067
TS Corp.	3,625	177,794
#*Uangel Corp.	6,570	25,710
*Uni Chem Co., Ltd.	21,050	6,171
Unid Co., Ltd.	5,230	259,546
*Union Steel Manufacturing Co., Ltd.	9,090	208,791
*Uniquest Corp.	7,000	22,585
#*VGX International, Inc.	25,645	38,354
Whanin Pharmaceutical Co., Ltd.	10,860	69,267
Woongjin Coway Co., Ltd.	37,370	1,356,078
#*Woongjin Holdings Co., Ltd.	74,580	761,766
#Woongjin Thinkbig Co., Ltd.	12,948	275,168
Woori Finance Holdings Co., Ltd.	395,820	4,991,047

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Woori Finance Holdings Co., Ltd. ADR	1,200	$45,180
Woori Financial Co., Ltd.	13,180	141,369
Woori Investment & Securities Co., Ltd.	173,134	3,061,662
#WooSung Feed Co., Ltd.	20,370	33,094
YESCO Co., Ltd.	4,450	97,850
Yoosung Enterprise Co., Ltd.	9,651	27,214
#Youlchon Chemical Co., Ltd.	25,230	210,261
#Youngone Corp (6150493)	14,050	406,134
Youngone Corp (B622C10)	45,120	441,321
Youngpoong Corp.	1,654	962,419
Yuhan Corp.	12,909	1,829,585
Yuhwa Securities Co., Ltd.	4,570	64,242
*Yungjin Pharm Co., Ltd.	68,393	56,027

TOTAL SOUTH KOREA		543,964,316

TAIWAN — (11.2%)
*A.G.V. Products Corp.	708,881	316,617
Aaeon Technology, Inc.	51,202	88,043
Ability Enterprise Co., Ltd.	456,893	758,884
*Abocom Systems, Inc.	70,154	29,208
Acbel Polytech, Inc.	611,468	551,112
Accton Technology Corp.	921,000	660,053
Ace Pillar Co., Ltd.	74,000	97,212
Acer, Inc.	1,469,491	4,279,319
*Action Electronics Co., Ltd.	345,000	135,113
Adlink Technology, Inc.	100,000	187,268
Advanced Semiconductor Engineering, Inc.	2,858,014	2,487,023
#Advanced Semiconductor Engineering, Inc. ADR	529,643	2,346,318
Advancetek Enterprise Co., Ltd.	181,000	130,697
Advantech Co., Ltd.	252,219	688,659
*Aiptek International, Inc.	44,000	29,527
ALI Corp.	222,000	340,714
Allis Electric Co., Ltd.	202,000	78,908
Alpha Networks, Inc.	464,000	412,603
Altek Corp.	523,665	748,352
Ambassador Hotel (The)	451,000	713,066
*Ampoc Far East Co., Ltd.	168,567	108,641
Amtran Technology Co., Ltd.	1,493,144	1,265,602
APCB, Inc.	202,000	201,457
Apex Biotechnology Corp.	106,435	254,565
*Apex Medical Corp.	87,149	130,389
Apex Science & Engineering Corp.	240,240	102,079
*Arima Communications Corp.	465,383	181,783
*Arima Optoelectronics Corp.	257,520	65,340
Asia Cement Corp.	2,805,494	2,890,032
Asia Chemical Corp.	366,000	260,433
*Asia Optical Co, Inc.	330,000	562,714
Asia Polymer Corp.	385,200	423,074
Asia Vital Components Co., Ltd.	355,017	391,900
ASROCK, Inc.	55,000	199,213
Asustek Computer, Inc.	459,329	3,727,419
Aten International Co., Ltd.	123,715	216,568
*AU Optronics Corp.	1,510,497	1,507,010
*AU Optronics Corp. Sponsored ADR	515,430	5,169,763
Audix Corp.	180,969	171,427
Aurora Corp.	198,226	354,621
Aurora Systems Corp.	191,072	188,647
*AV Tech Corp.	64,000	180,072
Avermedia Technologies, Inc.	389,037	499,206
Avision, Inc.	297,263	153,607
Awea Mechantronic Co., Ltd.	85,214	94,234

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Bank of Kaohsiung	638,600	$267,264
Basso Industry Corp., Ltd.	290,427	266,790
Bes Engineering Corp.	2,807,050	728,435
Biostar Microtech International Corp.	240,712	147,383
Bright Led Electronics Corp.	157,180	171,897
C Sun Manufacturing, Ltd.	180,740	148,673
Cameo Communications, Inc.	328,600	169,676
Capital Securities Corp.	2,618,552	1,193,902
*Career Technology MFG. Co., Ltd.	286,000	353,813
*Carnival Industrial Corp.	410,000	153,081
Catcher Technology Co., Ltd.	866,872	2,308,590
Cathay Chemical Works, Inc.	15,000	6,450
Cathay Financial Holdings Co., Ltd.	3,664,930	5,602,082
Cathay Real Estate Development Co., Ltd.	1,774,000	992,511
Central Reinsurance Co., Ltd.	376,897	196,874
Chain Qui Development Co., Ltd.	175,464	137,093
Champion Building Materials Co., Ltd.	519,390	414,825
Chang Hwa Commercial Bank	8,385,000	5,540,444
*Chang Wah Electromaterials, Inc.	41,000	193,738
*Chang-Ho Fibre Corp.	49,000	25,961
Charoen Pokphand Enterprises Co., Ltd.	308,000	190,796
Cheng Loong Corp.	1,885,000	849,608
Cheng Shin Rubber Industry Co., Ltd.	788,996	1,758,652
Cheng Uei Precision Industry Co., Ltd.	613,729	1,258,163
Chenming Mold Industrial Corp.	222,708	173,675
Chia Hsin Cement Corp.	872,489	440,906
*Chia Ta World Co., Ltd.	87,200	46,658
Chicony Electronics Co., Ltd.	342,192	753,542
Chien Kuo Construction Co., Ltd.	393,680	208,948
*Chien Shing Stainless Steel Co., Ltd.	191,000	37,504
Chilisin Electronics Corp.	200,784	182,502
*Chimei Innolux Corp.	5,199,545	6,977,275
*China Airlines, Ltd.	2,615,151	2,039,429
China Chemical & Pharmaceutical Co.	552,000	539,668
China Development Financial Holding Corp.	15,870,727	4,716,863
*China Ecotek Corp.	96,000	156,142
China Electric Manufacturing Co., Ltd.	479,220	385,325
China General Plastics Corp.	673,000	268,624
China Glaze Co., Ltd.	228,461	219,839
China Hi-Ment Corp.	124,135	143,436
China Life Insurance Co., Ltd.	2,082,508	1,689,906
*China Man-Made Fiber Co., Ltd.	2,181,662	1,027,778
China Metal Products Co., Ltd.	543,226	556,663
China Motor Co., Ltd.	1,480,716	1,202,394
*China Petrochemical Development Corp.	3,267,640	2,763,098
China Steel Chemical Corp.	108,998	396,499
China Steel Corp.	9,045,366	9,161,772
China Steel Structure Co., Ltd.	166,000	124,122
China Synthetic Rubber Corp.	917,818	914,846
*China United Trust & Investment Corp.	50,053	—
*China Wire & Cable Co., Ltd.	374,000	139,479
Chinatrust Financial Holdings Co., Ltd.	10,057,223	6,278,608
Chinese Maritime Transport, Ltd.	102,460	221,342
*Ching Feng Home Fashions Industries Co., Ltd.	142,657	52,909
Chin-Poon Industrial Co., Ltd.	617,617	504,191
*Chipbond Technology Corp.	204,221	317,807
Chong Hong Construction Co.	247,860	610,567
*Chroma Ate, Inc.	448,755	1,153,016
*Chun Yu Works & Co., Ltd.	230,000	69,084
Chun Yuan Steel Industrial Co., Ltd.	777,177	378,432
Chung Hsin Electric & Machinery Co., Ltd.	669,000	402,839

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Chung Hung Steel Corp.	2,053,537	$898,630
*Chung Hwa Pulp Corp.	848,000	455,741
#Chunghwa Telecom Co., Ltd. ADR	285,322	6,676,535
*Chungwa Picture Tubes Co., Ltd.	7,255,759	1,095,427
*Chuwa Wool Industry Co., Ltd.	68,000	92,340
Clevo Co.	474,685	1,045,488
*CMC Magnetics Corp.	5,325,000	1,397,861
Collins Co., Ltd.	292,600	131,783
*Compal Communications, Inc.	589,744	499,744
Compal Electronics, Inc.	6,400,157	8,165,464
*Compeq Manufacturing Co., Ltd.	1,937,000	640,549
*Continental Holdings Corp.	1,189,667	455,758
*Cosmo Electronics Corp.	120,245	119,185
*Cosmos Bank Taiwan	106,570	23,565
Coxon Precise Industrial Co., Ltd.	151,000	288,165
CSBC Corp. Taiwan	319,000	283,651
CTCI Corp.	613,896	690,170
CviLux Corp.	88,600	122,961
Cyberlink Corp.	89,691	331,076
Cybertan Technology, Inc.	300,873	393,605
DA CIN Construction Co., Ltd.	353,809	199,039
Darfon Electronics Corp.	397,700	488,459
*Davicom Semiconductor, Inc.	67,702	100,839
Delpha Construction Co., Ltd.	379,084	171,330
Delta Electronics, Inc.	733,163	3,028,871
Depo Auto Parts Industrial Co., Ltd.	169,634	462,625
Diamond Flower Electric Instrument Co., Ltd.	125,571	121,817
D-Link Corp.	1,170,940	1,182,110
Dynamic Electronics Co., Ltd.	356,000	239,501
E.Sun Financial Holding Co., Ltd.	6,047,457	3,106,120
*Eastern Media International Corp.	1,491,360	391,480
Eclat Textile Co., Ltd.	202,419	262,702
Edom Technology Co., Ltd.	187,600	103,518
*Elan Microelectronics Corp.	352,323	507,725
*E-Lead Electronic Co., Ltd.	38,846	27,429
E-LIFE MALL Corp., Ltd.	41,000	62,542
Elite Advanced Laser Corp.	70,000	170,935
Elite Material Co., Ltd.	379,806	354,827
Elite Semiconductor Memory Technology, Inc.	448,390	718,296
Elitegroup Computer Systems Co., Ltd.	1,336,334	507,720
*EnTie Commercial Bank	302,166	138,153
Epistar Corp.	743,413	2,379,209
Eternal Chemical Co., Ltd.	1,246,725	1,442,493
*Eva Airways Corp.	1,985,920	2,007,153
*Everest Textile Co., Ltd.	474,064	117,828
Everfocus Electronics Corp.	126,000	80,971
Evergreen International Storage & Transport Corp.	1,041,000	923,623
*Evergreen Marine Corp., Ltd.	2,185,170	1,821,140
Everlight Chemical Industrial Corp.	597,000	711,072
Everlight Electronics Co., Ltd.	267,570	740,270
*Everspring Industry Co.	310,000	121,624
*Excel Cell Electronics Co., Ltd.	146,000	90,666
Excelsior Medical Co., Ltd.	105,000	330,834
Far Eastern Department Stores Co., Ltd.	1,318,915	1,636,952
Far Eastern International Bank	2,814,126	1,245,665
Far Eastern New Century Corp.	2,788,130	4,010,116
Far EasTone Telecommunications Co., Ltd.	1,834,000	2,641,188
Faraday Technology Corp.	279,000	550,033
*Farglory F T Z Investment Holding Co., Ltd.	151,000	148,923
Farglory Land Development Co., Ltd.	299,771	743,879
*Favite, Inc.	76,000	85,044

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Federal Corp.	691,180	$438,289
Feng Hsin Iron & Steel Co., Ltd.	611,131	1,002,440
Feng Tay Enterprise Co., Ltd.	407,896	423,847
First Copper Technology Co., Ltd.	419,000	191,769
First Financial Holding Co., Ltd.	6,608,265	4,358,367
First Hotel	255,070	248,550
First Insurance Co., Ltd.	355,640	187,155
First Steamship Co., Ltd.	180,832	359,265
*FLEXium Interconnect, Inc.	129,277	202,850
Flytech Technology Co., Ltd.	85,995	226,453
*Forhouse Corp.	681,304	670,566
Formosa Advanced Technologies Co., Ltd.	202,000	228,175
Formosa Chemicals & Fiber Co., Ltd.	2,537,134	7,255,529
Formosa Epitaxy, Inc.	311,797	412,195
Formosa International Hotels Corp.	38,701	628,576
*Formosa Oilseed Processing Co., Ltd.	197,427	100,468
Formosa Petrochemical Corp.	477,000	1,296,536
Formosa Plastics Corp.	2,907,279	8,329,929
Formosa Taffeta Co., Ltd.	1,549,460	1,409,095
Formosan Rubber Group, Inc.	889,000	700,896
*Formosan Union Chemical Corp.	453,656	255,859
Fortune Electric Co., Ltd.	227,304	167,389
*Founding Construction & Development Co., Ltd.	182,000	133,272
Foxconn Technology Co., Ltd.	424,889	1,325,192
*Froch Enterprise Co., Ltd.	299,000	161,847
*FU I Industrial Co., Ltd.	176,000	52,698
Fubon Financial Holding Co., Ltd.	4,054,892	4,960,667
Fullerton Technology Co., Ltd.	136,700	151,714
Fwusow Industry Co., Ltd.	334,394	157,723
G Shank Enterprise Co., Ltd.	355,445	286,355
*Gamma Optical Co., Ltd.	130,900	101,749
Gem Terminal Industries Co., Ltd.	194,438	142,232
Gemtek Technology Corp.	447,952	696,113
General Plastic Industrial Co., Ltd.	96,400	112,662
*Genesis Photonics, Inc.	163,000	281,985
*Genius Electronic Optical Co., Ltd.	53,000	357,620
GeoVision, Inc.	40,000	130,439
Getac Technology Corp.	616,281	363,421
Giant Manufacture Co., Ltd.	203,363	798,686
*Giantplus Technology Co., Ltd.	352,000	236,215
Giga Solution Tech Co., Ltd.	85,000	60,642
Giga Storage Corp.	286,779	465,570
Giga-Byte Technology Co., Ltd.	1,101,750	1,083,017
Gintech Energy Corp.	419,799	1,212,553
*Global Brands Manufacture, Ltd.	241,000	146,284
Global Mixed Mode Technology, Inc.	77,000	350,532
Global Unichip Corp.	75,000	308,670
Globe Union Industrial Corp.	285,019	298,671
Gold Circuit Electronics, Ltd.	875,747	315,779
Goldsun Development & Construction Co., Ltd.	2,563,260	1,321,019
Good Will Instrument Co., Ltd.	112,507	84,304
*Gordon Auto Body Parts Co., Ltd.	110,932	37,473
Grand Pacific Petrochemical Corp.	1,469,000	811,419
Grape King, Inc.	106,000	169,844
Great China Metal Industry Co., Ltd.	386,000	370,293
Great Taipei Gas Co., Ltd.	572,000	326,572
Great Wall Enterprise Co., Ltd.	614,156	644,058
*Greatek Co., Ltd.	878,425	839,065
Green Energy Technology, Inc.	158,798	450,209
*GTM Corp.	274,000	193,790
Hannstar Board Corp.	342,795	238,562

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*HannStar Display Corp.	9,519,000	$1,903,382
Hanpin Co., Ltd.	64,000	32,928
Harvatek Corp.	150,251	183,523
Hey Song Corp.	1,008,000	811,409
Highwealth Construction Corp.	608,603	1,086,854
*Hiti Digital, Inc.	80,000	90,243
Hitron Technologies, Inc.	240,300	162,650
*Ho Tung Holding Corp.	873,202	458,834
*Hocheng Corp.	476,300	173,297
*Hold-Key Electric Wire & Cable Co., Ltd.	238,860	168,464
Holiday Entertainment Co., Ltd.	166,400	149,579
Holtek Semiconductor, Inc.	194,000	285,736
Holystone Enterprise Co., Ltd.	439,175	533,763
Hon Hai Precision Industry Co., Ltd.	4,008,352	15,159,736
Hong Tai Electric Industrial Co., Ltd.	440,000	231,955
*Hota Industrial Manufacturing Co., Ltd.	160,000	81,011
Hotai Motor Co., Ltd.	407,000	1,184,204
Hsin Kuang Steel Co., Ltd.	452,783	421,058
Hsing Ta Cement Co., Ltd.	296,000	96,665
HTC Corp.	254,780	5,777,746
Hua Eng Wire & Cable Co., Ltd.	1,051,000	381,536
Hua Nan Financial Holding Co., Ltd.	4,862,209	3,205,277
Huaku Development Co., Ltd.	232,056	642,465
Huang Hsiang Construction Co.	228,735	484,097
Hung Ching Development & Construction Co., Ltd.	227,000	127,235
Hung Poo Construction Corp.	358,537	533,193
Hung Sheng Construction Co., Ltd.	977,900	566,316
*Hwa Fong Rubber Co., Ltd.	539,000	186,965
Ichia Technologies, Inc.	535,255	274,124
I-Chiun Precision Industry Co., Ltd.	309,211	378,038
ICP Electronics, Inc.	164,000	226,203
Infortrend Technology, Inc.	306,866	401,494
*Inotera Memories, Inc.	3,436,528	1,684,027
Inventec Appliances Corp.	300,000	232,984
Inventec Corp.	3,588,962	1,887,374
I-Sheng Electric Wire & Cable Co., Ltd.	183,000	311,689
*ITE Technology, Inc.	278,314	486,384
*ITEQ Corp.	300,000	440,236
*Jean Co., Ltd.	186,304	62,696
*Jenn Feng New Energy Co., Ltd.	133,000	144,042
Jess-Link Products Co., Ltd.	119,600	333,490
*Johnson Health Tech Co., Ltd.	164,085	238,836
*Jui Li Enterprise Co., Ltd.	175,100	47,636
K Laser Technology, Inc.	217,459	160,395
Kang Na Hsiung Enterprise Co., Ltd.	259,150	174,028
*Kao Hsing Chang Iron & Steel Corp.	545,000	156,499
Kaulin Manufacturing Co., Ltd.	244,684	222,245
Kee Tai Properties Co., Ltd.	542,805	272,750
Kenda Rubber Industrial Co., Ltd.	834,024	862,598
Kian Shen Corp.	73,151	132,370
King Core Electronics, Inc.	76,760	74,728
*King Slide Works Co., Ltd.	51,450	238,064
*King Yuan Electronics Co., Ltd.	2,435,032	1,104,453
Kingdom Construction Co., Ltd.	585,000	513,749
*King’s Town Bank	1,684,653	767,859
King’s Town Construction Co., Ltd.	385,652	346,228
Kinik Co.	144,000	260,161
*Kinko Optical Co., Ltd.	225,772	235,183
*Kinpo Electronics, Inc.	2,456,892	860,985
Kinsus Interconnect Technology Corp.	478,476	1,302,059
Knowledge-Yield-Excellence Systems Corp.	400,736	346,650

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
KS Terminals, Inc.	146,195	$146,453
Kung Long Batteries Industrial Co., Ltd.	68,000	138,126
*Kuoyang Construction Co., Ltd.	730,000	518,374
*Kwong Fong Industries Corp.	707,000	334,402
L&K Engineering Co., Ltd.	222,000	220,644
*Lan Fa Textile Co., Ltd.	397,604	203,672
Largan Precision Co., Ltd.	68,234	1,354,146
LCY Chemical Corp.	641,766	1,297,033
*Lead Data Co., Ltd.	315,000	59,218
*Leader Electronics, Inc.	166,099	111,056
*Leadtek Research, Inc.	66,000	25,357
Leadtrend Technology Corp.	32,199	131,511
Lealea Enterprise Co., Ltd.	1,186,908	701,294
Ledtech Electronics Corp.	122,820	88,622
Lee Chi Enterprises Co., Ltd.	260,000	123,222
*Lelon Electronics Corp.	211,000	156,035
*Leofoo Development Co., Ltd.	446,000	299,868
Les Enphants Co., Ltd.	103,155	149,490
*Li Peng Enterprise Co., Ltd.	846,920	444,993
Lian Hwa Foods Corp.	89,000	67,899
Lien Chang Electronic Enterprise Co., Ltd.	72,760	46,070
Lien Hwa Industrial Corp.	960,407	706,973
Lingsen Precision Industries, Ltd.	562,490	379,385
*LITE-ON IT Corp.	702,829	746,341
*Lite-On Semiconductor Corp.	471,000	269,294
Lite-On Technology Corp.	3,147,802	4,157,899
Long Bon International Co., Ltd.	549,875	222,361
Long Chen Paper Co., Ltd.	655,838	270,709
Lotes Co., Ltd.	48,920	254,109
Lucky Cement Corp.	311,000	76,111
*Lumax International Corp., Ltd.	88,550	156,431
Macronix International Co., Ltd.	5,685,677	3,496,417
Makalot Industrial Co., Ltd.	152,430	348,229
Marketech International Corp.	209,000	117,292
Masterlink Securities Corp.	1,977,000	792,915
Maxtek Technology Co., Ltd.	89,000	122,126
Mayer Steel Pipe Corp.	340,653	289,510
Maywufa Co., Ltd.	178,462	99,600
Media Tek, Inc.	342,352	4,306,905
Mega Financial Holding Co., Ltd.	7,118,000	4,934,890
Meiloon Co., Ltd.	239,045	134,831
Mercuries & Associates, Ltd.	523,372	365,154
*Mercuries Data Systems, Ltd.	151,000	99,888
Merida Industry Co., Ltd.	189,750	329,338
Merry Electronics Co., Ltd.	241,920	403,762
*Microelectronics Technology, Inc.	781,503	489,738
Micro-Star International Co., Ltd.	1,923,465	1,028,233
Min Aik Technology Co., Ltd.	157,562	285,071
Mirle Automation Corp.	224,553	226,111
Mitac International Corp.	2,332,135	1,046,771
Mobiletron Electronics Co., Ltd.	129,000	96,735
*Mosel Vitelic, Inc.	1,099,601	580,663
*Mospec Seminconductor Corp.	119,000	78,048
*Mustek Systems, Inc.	58,918	8,179
Nak Sealing Technologies Corp.	80,549	120,855
*Namchow Chemical Industrial Co., Ltd.	240,000	335,585
Nan Ya Plastic Corp.	4,201,103	9,332,498
Nan Ya Printed Circuit Board Corp.	247,700	1,011,709
*Nankang Rubber Tire Co., Ltd.	812,166	1,151,413
Nantex Industry Co., Ltd.	330,111	225,197
*Nanya Technology Corp.	1,782,570	1,066,516

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
National Petroleum Co., Ltd.	284,000	$323,197
*New Asia Construction & Development Co., Ltd.	199,000	65,699
*Nichidenbo Corp.	64,000	66,495
Nien Hsing Textile Co., Ltd.	770,092	586,117
Novatek Microelectronics Corp, Ltd.	507,000	1,478,250
*Ocean Plastics Co., Ltd.	270,000	198,342
*Optimax Technology Corp.	204,366	39,459
Opto Tech Corp.	904,713	635,796
*Orient Semiconductor Electronics, Ltd.	720,000	187,160
Oriental Union Chemical Corp.	952,290	1,005,975
Orise Technology Co., Ltd.	53,000	121,607
*Pacific Construction Co., Ltd.	332,000	51,940
*Pan Jit International, Inc.	580,860	721,155
Pan-International Industrial Corp.	593,432	883,869
*Paragon Technologies Co., Ltd.	111,648	256,506
PC Home Online	47,875	241,857
*Pegatron Corp.	1,236,293	1,673,476
Phihong Technology Co., Ltd.	515,048	1,058,594
*Phytohealth Corp.	119,000	193,855
*Pihsiang Machinery Mfg. Co., Ltd.	154,000	238,023
Plotech Co., Ltd.	126,000	82,080
Polaris Securities Co., Ltd.	4,556,000	2,530,314
Polytronics Technology Corp.	58,408	116,108
Pou Chen Corp.	3,773,005	3,575,332
Power Quotient International Co., Ltd.	371,000	230,922
*Powercom Co., Ltd.	124,000	245,397
Powertech Industrial Co., Ltd.	120,000	161,998
Powertech Technology, Inc.	649,164	2,145,430
*Precision Silicon Corp.	61,000	62,659
President Chain Store Corp.	395,728	1,569,601
President Securities Corp.	1,484,120	872,778
Prince Housing & Development Corp.	1,457,014	1,065,995
*Prodisc Technology, Inc.	603,000	7,673
Promate Electronic Co., Ltd.	237,000	187,925
Promise Technology, Inc.	177,537	146,844
*Protop Technology Co., Ltd.	148,000	1,015
*Qisda Corp.	2,832,182	1,976,281
Quanta Computer, Inc.	2,751,436	5,053,022
*Quintain Steel Co., Ltd.	475,250	167,319
Radiant Opto-Electronics Corp.	864,070	1,297,131
Radium Life Tech Corp.	863,545	1,151,810
Ralec Electronic Corp.	86,914	173,430
Ralink Technology Corp.	86,700	324,527
Realtek Semiconductor Corp.	665,012	1,576,816
*Rechi Precision Co., Ltd.	396,000	212,808
*Rexon Industrial Corp., Ltd.	207,000	67,996
Richtek Technology Corp.	131,175	1,031,142
*Ritek Corp.	5,298,268	1,490,749
Roundtop Machinery Industries Co., Ltd.	50,000	40,778
Ruentex Development Co., Ltd.	629,000	1,040,943
Ruentex Industries, Ltd.	504,000	1,440,610
*Sampo Corp.	1,184,119	287,104
*San Fang Chemical Industry Co., Ltd.	198,202	234,211
*Sanyang Industrial Co., Ltd.	1,257,927	679,661
Sanyo Electric Taiwan Co., Ltd.	246,000	254,323
*SCI Pharmtech, Inc.	34,000	77,701
SDI Corp.	183,000	232,667
Senao International Co., Ltd.	96,547	165,591
*Sercomm Corp.	217,000	200,578
Shan-Loong Transportation Co., Ltd.	111,247	61,717
Sheng Yu Steel Co., Ltd.	231,000	168,202

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*ShenMao Technology, Inc.	112,000	$190,829
Shih Wei Navigation Co., Ltd.	245,399	314,796
Shihlin Electric & Engineering Corp.	646,000	772,168
*Shihlin Paper Corp.	187,000	428,145
Shin Hai Gas Corp.	5,250	4,962
*Shin Kong Financial Holding Co., Ltd.	9,299,349	3,419,254
Shin Shin Co., Ltd.	77,000	71,406
Shin Shin Natural Gas Co., Ltd.	8,480	7,532
Shin Zu Shing Co., Ltd.	210,245	543,796
*Shining Building Business Co., Ltd.	237,400	238,730
Shinkong Insurance Co., Ltd.	281,784	218,902
Shinkong Synthetic Fibers Co., Ltd.	2,542,282	1,285,221
*Shuttle, Inc.	247,000	190,688
Sigurd Microelectronics Corp.	553,877	475,173
Silicon Integrated Systems Corp.	1,371,233	860,517
Siliconware Precision Industries Co.	3,346,492	3,680,634
Siliconware Precision Industries Co., Ltd. Sponsored ADR	172,738	963,878
Silitech Technology Corp.	85,000	257,180
Sinbon Electronics Co., Ltd.	293,000	230,275
Sincere Navigation Corp.	565,370	684,211
Sinkang Industries, Ltd.	122,652	71,725
Sinkong Textile Co., Ltd.	416,169	523,552
Sinon Corp.	579,740	268,387
SinoPac Holdings Co., Ltd.	9,419,000	3,548,918
Sinphar Pharmaceutical Co., Ltd.	123,147	156,674
*Sintek Photronics Corp.	1,072,262	795,150
Sinyi Realty Co., Ltd.	113,977	221,057
*Sitronix Technology Corp.	122,773	210,105
*Siward Crystal Technology Co., Ltd.	160,705	95,133
*Solelytex Enterprise Corp.	196,676	138,797
*Solomon Technology Corp.	207,612	99,115
Sonix Technology Co., Ltd.	188,000	394,045
South East Soda Manufacturing Co., Ltd.	202,250	244,540
Southeast Cement Co., Ltd.	455,000	181,232
Space Shuttle Hi-Tech Co., Ltd.	83,587	24,982
SPI Electronic Co., Ltd.	312,648	399,341
Spirox Corp.	178,145	150,217
Springsoft, Inc.	387,565	516,659
Standard Chemical & Pharmaceutical Co., Ltd.	186,122	217,225
Standard Foods Taiwan, Ltd.	370,995	988,231
*Star Comgistic Capital Co., Ltd.	191,014	243,902
Stark Technology, Inc.	168,400	167,176
Sunonwealth Electric Machine Industry Co., Ltd.	280,001	244,549
*Sunplus Technology Co., Ltd.	958,153	711,404
Sunrex Technology Corp.	337,351	349,787
*Super Dragon Technology Co., Ltd.	102,000	176,494
Supreme Electronics Co., Ltd.	299,000	203,290
Sweeten Construction Co., Ltd.	276,150	149,128
Synnex Technology International Corp.	778,745	1,907,308
Sysware Systex Corp.	87,293	122,915
T JOIN Transportation Co., Ltd.	631,000	553,708
Ta Chen Stainless Pipe Co., Ltd.	783,886	517,313
*Ta Chong Bank, Ltd.	3,524,000	834,945
Ta Ya Electric Wire & Cable Co., Ltd.	1,062,090	309,539
Ta Yih Industrial Co., Ltd.	38,000	84,133
Tah Hsin Industrial Corp.	159,000	122,822
*Tai Roun Products Co., Ltd.	200,000	86,477
TA-I Technology Co., Ltd.	315,626	329,474
*Taichung Commercial Bank	2,050,226	680,085
Tainan Enterprises Co., Ltd.	179,289	244,792
Tainan Spinning Co., Ltd.	2,580,600	1,698,968

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Taishin Financial Holdings Co., Ltd.	7,045,972	$3,081,717
Taisun Enterprise Co., Ltd.	384,592	226,016
*Taita Chemical Co., Ltd.	290,830	121,009
Taiwan Acceptance Corp.	96,000	170,899
*Taiwan Business Bank	4,547,002	1,514,015
Taiwan Cement Corp.	4,903,709	5,214,121
Taiwan Cogeneration Corp.	596,960	341,320
Taiwan Cooperative Bank	6,466,828	4,619,059
Taiwan Fertilizer Co., Ltd.	784,000	2,673,241
Taiwan Fire & Marine Insurance Co., Ltd.	368,880	264,846
*Taiwan Flourescent Lamp Co., Ltd.	119,000	11,581
Taiwan Fu Hsing Industrial Co., Ltd.	136,000	88,853
Taiwan Glass Industrial Corp.	1,313,306	1,588,407
Taiwan Hon Chuan Enterprise Co., Ltd.	329,383	654,082
*Taiwan Kolin Co., Ltd.	508,000	—
*Taiwan Land Development Corp.	549,161	248,934
Taiwan Life Insurance Co., Ltd.	352,248	371,160
Taiwan Line Tek Electronic Co., Ltd.	111,011	115,498
Taiwan Mask Corp.	487,050	205,469
Taiwan Mobile Co., Ltd.	673,000	1,500,300
Taiwan Navigation Co., Ltd.	421,720	511,758
Taiwan Paiho Co., Ltd.	504,703	558,230
*Taiwan Pulp & Paper Corp.	398,000	248,519
Taiwan Sakura Corp.	362,495	283,425
Taiwan Secom Co., Ltd.	237,932	426,893
Taiwan Semiconductor Manufacturing Co., Ltd.	10,155,652	20,893,350
Taiwan Sogo Shinkong Security Co., Ltd.	483,407	371,298
Taiwan Styrene Monomer Corp.	1,168,602	550,655
Taiwan Tea Corp.	1,034,896	679,598
Taiyen Biotech Co., Ltd.	345,000	273,047
*Tatung Co., Ltd.	7,583,000	1,787,323
*Teapo Electronic Corp.	362,000	66,557
Teco Electric & Machinery Co., Ltd.	3,495,000	2,191,058
*Tecom, Ltd.	408,000	129,225
Ten Ren Tea Co., Ltd.	65,170	102,763
Test Research, Inc.	167,400	217,879
Test-Rite International Co., Ltd.	594,000	465,270
*Thinking Electronic Industrial Co., Ltd.	76,058	116,867
Thye Ming Industrial Co., Ltd.	245,651	299,325
Ton Yi Industrial Corp.	1,424,000	738,651
Tong Hsing Electronic Industries, Ltd.	89,866	377,857
Tong Yang Industry Co., Ltd.	636,543	1,010,612
Tong-Tai Machine & Tool Co., Ltd.	309,000	321,299
Topco Scientific Co., Ltd.	234,260	300,127
*Topoint Technology Co., Ltd.	100,000	87,731
Transcend Information, Inc.	324,521	806,261
Tripod Technology Corp.	261,000	1,001,453
Tsann Kuen Enterprise Co., Ltd.	164,441	308,538
TSRC Corp.	546,650	993,614
TTET Union Corp.	159,000	236,147
Tung Ho Steel Enterprise Corp.	1,545,645	1,445,173
TXC Corp.	289,669	534,173
TYC Brother Industrial Co., Ltd.	415,646	260,612
*Tycoons Group Enterprise Co., Ltd.	636,121	163,003
Tyntek Corp.	684,384	533,459
Tze Shin International Co., Ltd.	190,545	86,069
U-Ming Marine Transport Corp.	458,200	943,405
Uniform Industrial Corp.	23,611	14,230
Unimicron Technology Corp.	1,870,563	3,176,182
*Union Bank of Taiwan	1,132,139	332,197
*Union Insurance Co., Ltd.	134,216	82,612

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Uni-President Enterprises Corp.	2,846,460	$3,699,211
Unitech Electronics Co., Ltd.	238,365	133,800
*Unitech Printed Circuit Board Corp.	839,579	394,615
United Integration Service Co., Ltd.	283,800	383,451
United Microelectronics Corp.	18,952,441	9,091,189
Unity Opto Technology Co., Ltd.	368,734	560,664
Universal Cement Corp.	932,773	584,564
*Universal Microelectronics Co., Ltd.	146,926	87,492
Universal, Inc.	75,192	62,775
UPC Technology Corp.	1,166,322	884,599
USI Corp.	1,238,720	1,073,730
*U-Tech Media Corp.	250,000	96,520
Ve Wong Corp.	308,523	242,722
*Veutron Corp.	65,000	3,995
*Via Technologies, Inc.	438,097	383,722
Visual Photonics Epitacy Co., Ltd.	166,667	335,023
*Waffer Technology Co., Ltd.	169,000	37,905
Wah Lee Industrial Corp.	270,000	504,169
*Walsin Lihwa Corp.	4,929,021	2,952,281
*Walsin Technology Corp., Ltd.	1,039,315	608,679
Walton Advanced Engineering, Inc.	387,662	183,946
*Wan Hai Lines Co., Ltd.	1,309,359	960,883
Wan Hwa Enterprise Co., Ltd.	114,631	64,863
Waterland Financial Holding Co., Ltd.	4,218,124	1,362,716
*Wei Chih Steel Industrial Co., Ltd.	316,000	89,445
Wei Chuan Food Corp.	423,000	481,156
Weikeng Industrial Co., Ltd.	303,000	265,291
*Well Shin Technology Co., Ltd.	75,160	134,224
Wellypower Optronics Corp.	227,000	228,185
Weltrend Semiconductor, Inc.	302,275	254,835
*Winbond Electronics Corp.	6,450,000	1,680,688
*Wintek Corp.	1,807,064	3,046,406
Wistron Corp.	1,909,077	3,927,719
Wistron NeWeb Corp.	319,859	689,259
WPG Holdings Co., Ltd.	584,061	1,085,938
WT Microelectronics Co., Ltd.	365,000	581,053
*WUS Printed Circuit Co., Ltd.	502,000	305,324
*Yageo Corp.	4,505,000	1,920,336
*Yang Ming Marine Transport Corp.	2,357,234	1,793,784
*Yem Chio Co., Ltd.	371,560	346,661
Yeung Cyang Industrial Co., Ltd.	579,691	438,641
*Yi Jinn Industrial Co., Ltd.	358,008	138,574
Yieh Phui Enterprise Co., Ltd.	2,215,135	795,085
Yosun Industrial Corp.	601,932	1,040,366
Young Fast Optoelectronics Co., Ltd.	55,534	653,875
Young Optics, Inc.	24,214	118,464
Yuanta Financial Holding Co., Ltd.	9,023,292	5,666,538
Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,229,367	1,098,104
Yulon Motor Co., Ltd.	1,379,715	2,702,323
*Yulon Nissan Motor Co., Ltd.	29,000	134,527
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	109,350	157,475
Yung Shin Pharmaceutical Industrial Co., Ltd.	306,000	409,715
Yung Tay Engineering Co., Ltd.	695,000	921,055
Zenitron Corp.	241,000	148,850
Zig Sheng Industrial Co., Ltd.	485,846	260,793
Zinwell Corp.	291,979	476,220
Zippy Technology Corp.	198,028	168,087
*Zyxel Communication Corp.	775,496	516,194

TOTAL TAIWAN		507,611,896

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (2.3%)
Advance Info Service PCL (Foreign)	494,000	$1,482,989
Airports of Thailand PCL (Foreign)	693,900	902,672
Amata Corp. PCL (Foreign)	527,500	272,723
Asia Plus Securities PCL (Foreign)	1,281,200	119,658
Asia Plus Securities PCL (Foreign) NVDR	1,260,100	117,688
Asian Property Development PCL (Foreign)	2,530,300	557,037
Ayudhya Insurance PCL (Foreign)	191,400	111,724
Bangchak Petroleum PCL (Foreign)	904,600	461,654
Bangkok Aviation Fuel Services PCL (Foreign)	409,154	140,570
Bangkok Bank PCL (Foreign)	1,321,500	6,810,265
Bangkok Bank PCL (Foreign) NVDR	140,800	699,773
Bangkok Chain Hospital PCL (Foreign)	1,034,200	224,226
Bangkok Dusit Medical Services PCL (Foreign)	596,800	801,241
Bangkok Expressway PCL (Foreign)	591,800	367,161
Bangkok Insurance PCL (Foreign)	2,200	18,786
*Bangkok Land PCL (Foreign) NVDR	2,802,700	71,049
*Bangkok Metro PCL (Foreign)	2,141,900	53,583
*Bangkokland PCL (Foreign)	21,097,300	534,821
Bank of Ayudhya PCL (Foreign)	1,252,000	1,006,444
Bank of Ayudhya PCL (Foreign) NVDR	2,752,700	2,194,447
Banpu PCL (Foreign)	74,800	1,946,097
BEC World PCL (Foreign)	712,400	790,103
Big C Supercenter PCL (Foreign)	234,100	491,938
Big C Supercenter PCL (Foreign) NVDR	27,000	56,738
Bumrungrad Hospital PCL (Foreign)	387,600	446,037
C.P. ALL PCL (Foreign)	1,207,200	1,791,875
Cal-Comp Electronics (Thailand) PCL (Foreign)	4,903,100	614,932
Central Plaza Hotel PCL (Foreign)	776,000	130,714
CH Karnchang PCL (Foreign)	970,400	326,919
Charoen Pokphand Foods PCL (Foreign)	4,015,900	3,121,096
*Charoong Thai Wire & Cable PCL (Foreign)	343,000	98,964
Delta Electronics (Thailand) PCL (Foreign)	913,300	967,221
Dynasty Ceramic PCL (Foreign)	176,600	346,072
Eastern Water Resources Development & Management PCL (Foreign)	846,600	193,436
Electricity Generating PCL (Foreign)	188,400	615,851
Electricity Generating PCL (Foreign) NVDR	85,100	272,502
*Erawan Group PCL (Foreign)	1,115,200	84,812
*Esso Thailand PCL (Foreign)	1,547,300	345,794
*G J Steel PCL (Foreign)	22,132,000	184,556
*G Steel PCL (Foreign)	10,654,000	227,437
GFPT PCL(Foreign)	818,900	218,519
Glow Energy PCL (Foreign)	710,600	1,179,198
GMM Grammy PCL (Foreign)	186,400	90,775
Hana Microelectronics PCL (Foreign)	524,457	437,339
Hermraj Land & Development PCL (Foreign)	9,272,000	587,618
Home Product Center PCL (Foreign)	2,291,123	737,470
ICC International PCL (Foreign)	49,200	64,823
Indorama Polymers PCL (Foreign)	709,800	189,406
IRPC PCL (Foreign)	14,338,900	2,027,916
*Italian-Thai Development PCL (Foreign) NVDR	3,291,100	533,514
*ITV PCL (Foreign)	183,700	6,434
Jasmine International PCL (Foreign)	4,894,600	251,424
Kasikornbank PCL (Foreign)	1,189,000	4,997,131
Kasikornbank PCL (Foreign) NVDR	238,500	930,771
*KGI Securities Thailand PLC (Foreign)	1,214,300	108,550
Khon Kaen Sugar Industry PCL (Foreign)	972,700	412,051
Kiatnakin Finance PCL (Foreign)	591,300	783,995
Kim Eng Securities Thailand PCL (Foreign)	678,300	352,951
Krung Thai Bank PCL (Foreign)	6,454,400	3,638,404
*Krungthai Card PCL (Foreign)	115,200	50,338
Land & Houses PCL (Foreign)	942,800	224,851

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Land & Houses PCL (Foreign) NVDR	3,864,600	$902,342
Lanna Resources PCL (Foreign)	227,400	147,909
*Loxley PCL (Foreign)	1,996,500	177,141
*LPN Development PCL (Foreign)	1,590,700	626,093
Major Cineplex Group PCL (Foreign)	605,300	280,643
MBK PCL (Foreign)	134,200	470,013
MCOT PCL (Foreign)	402,400	362,402
Minor International PCL (Foreign)	763,992	313,446
Muramoto Electronic (Thailand) PCL (Foreign)	7,400	47,392
Padaeng Industry PCL (Foreign) NVDR	192,800	149,841
*Phatra Securities PCL (Foreign)	129,400	123,012
Polyplex PCL (Foreign)	373,900	414,682
Precious Shipping PCL (Foreign)	1,104,000	703,349
Preuksa Real Estate PCL (Foreign)	1,003,900	723,290
Property Perfect PCL (Foreign)	1,383,500	208,586
PTT Aromatics & Refining PCL (Foreign)	2,222,743	2,205,691
PTT Chemical PCL (Foreign)	819,271	3,853,142
PTT Exploration & Production PCL (Foreign)	530,000	3,023,015
PTT PCL (Foreign)	1,028,800	10,397,812
Quality Houses PCL (Foreign)	9,065,600	701,541
Ratchaburi Electricity Generating Holding PCL (Foreign)	576,600	701,998
*Regional Container Lines PCL (Foreign)	555,100	283,290
Robinson Department Store PCL (Foreign)	623,500	476,256
Rojana Industrial Park PCL (Foreign)	602,000	224,897
Saha-Union PCL (Foreign)	297,800	372,498
*Sahaviriya Steel Industries PCL (Foreign)	8,303,400	443,143
*Samart Corporation PCL (Foreign)	723,600	194,296
Samart I-Mobile PCL (Foreign)	1,746,000	116,478
*Samart Telcoms PCL (Foreign)	241,900	87,142
Sansiri PCL (Foreign)	1,512,700	290,128
SC Asset Corp. PCL (Foreign)	430,100	253,928
Serm Suk PCL (Foreign) NVDR	112,700	155,066
*Shinawatra Satellite PCL (Foreign)	833,700	196,050
Siam Cement PCL (Foreign) (The)	89,100	977,782
Siam Cement PCL (Foreign) NVDR (The)	131,300	1,383,949
*Siam City Cement PCL (Foreign) (6363194)	9,100	70,117
Siam City Cement PCL (Foreign) (6806387)	85,100	655,707
Siam Commercial Bank PCL (Foreign)	1,143,900	3,910,932
Siam Future Development PCL (Foreign)	387,400	73,009
Siam Makro PCL (Foreign)	110,300	500,360
Siamgas & Petrochemicals PCL (Foreign)	590,200	370,105
Sino-Thai Engineering & Construction PCL (Foreign)	1,560,800	713,241
*Somboon Advance Technology PCL (Foreign)	100,700	103,286
Sri Trang Agro Industry PCL (Foreign)	459,500	455,975
STP & I PCL (Foreign)	160,000	202,802
Supalai PCL (Foreign)	2,095,700	838,839
*Tata Steel (Thailand) PCL (Foreign)	6,005,600	356,570
*Thai Airways International PCL (Foreign)	1,199,437	1,860,368
*Thai Carbon Black PCL (Foreign)	61,100	71,840
Thai Oil PCL (Foreign)	1,484,300	2,624,013
Thai Plastic & Chemicals PCL (Foreign)	605,700	379,825
Thai Reinsurance PCL (Foreign)	220,700	46,378
Thai Stanley Electric (Thailand) PCL (Foreign)	45,500	281,529
Thai Tap Water Supply PCL (Foreign)	2,538,300	554,565
Thai Union Frozen Products PCL (Foreign)	708,225	1,358,337
Thai Vegetable Oil PCL (Foreign)	359,025	335,314
Thanachart Capital PCL (Foreign)	1,452,500	1,913,734
Thoresen Thai Agencies PCL (Foreign)	610,720	474,642
Ticon Industrial Connection PCL (Foreign)	378,300	174,134
*Tipco Asphalt PCL (Foreign)	62,800	160,771
TIPCO Foods (Thailand) PCL (Foreign)	138,500	22,360

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Tisco Financial Group PCL (Foreign)	731,000	$1,024,083
*TMB Bank PCL (Foreign)	33,057,013	2,491,956
Total Access Communication PCL (Foreign)	200,000	280,187
TPI Polene PCL (Foreign)	1,160,100	479,828
*True Corp. PCL (Foreign)	4,254,700	655,661
Univanich Palm Oil PCL (Foreign)	15,000	40,152
Vanachai Group PCL (Foreign)	1,337,400	307,807
Vinythai PCL (Foreign)	563,300	182,255

TOTAL THAILAND		103,784,008

TURKEY — (2.2%)
Adana Cimento Sanayii Ticaret A.S. Class A	100,044	376,413
Adana Cimento Sanayii Ticaret A.S. Class C	51,662	31,182
*Advansa Sasa Polyester Sanayi A.S.	96,346	53,226
Afyon Cimento Sanayi T.A.S.	440	56,888
Akbank T.A.S.	751,024	4,655,481
Akcansa Cimento Sanayi ve Ticaret A.S.	111,467	589,784
*Akenerji Elektrik Uretim A.S.	238,763	633,228
Aksa Akrilik Kimya Sanayii A.S.	143,535	318,891
Aksigorta A.S.	283,115	438,929
Alarko Holding A.S.	212,893	515,015
Albaraka Turk Katilim Bankasi A.S.	351,049	691,460
.*Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.	40,843	227,468
.Anadolu Anonim Turk Sigorta Sirketi A.S.	515,759	454,753
*Anadolu Cam Sanayii A.S.	220,765	440,249
Anadolu Efes Biracilik ve Malt Sanayi A.S.	121,489	1,915,263
Anadolu Hayat Sigorta A.S.	76,697	312,296
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	11,994	56,154
Arcelik A.S.	379,674	2,073,918
Aselsan Elektronik Sanayi Ve Ticaret A.S.	81,194	478,533
Asya Katilim Bankasi A.S.	797,871	2,033,005
Aydiner Enerji A.S.	58,827	134,583
Aygaz A.S.	227,736	1,190,402
*Bagfas Bandirma Gubre Fabrikalari A.S.	3,578	321,139
*Banvit Bandirma Vitaminli Yem Sanayii A.S.A.	64,466	268,366
Bati Anabolu Cimento A.S.	22,868	123,782
*Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	13,684	94,336
BIM BirlesikMagazalar A.S.	69,056	2,370,152
Bolu Cimento Sanayii A.S.	184,348	219,387
Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	12,851	165,521
*Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	304	34,172
*Boyner Buyuk Magazacilik A.S.	20,255	47,051
Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	851	67,176
BSH ev Aletleri Sanayi ve Ticaret A.S.	1,670	149,629
Bursa Cimento Fabrikasi A.S.	41,815	137,168
Celebi Hava Servisi A.S.	7,051	105,452
Cimsa Cimento Sanayi ve Ticaret A.S.	90,662	696,958
Coca-Cola Icecek A.S.	63,006	779,343
*Deva Holding A.S.	98,032	223,422
*Dogan Gazetecilik A.S.	63,205	126,603
*Dogan Sirketler Grubu Holdings A.S.	1,736,358	1,242,975
*Dogan Yayin Holding A.S.	696,123	715,276
*Dogus Otomotiv Servis ve Ticaret A.S.	82,629	611,835
*Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	44,335	44,472
*Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	29,614	64,460
*EGE Seramik Sanayi ve Ticaret A.S.	46,639	52,407
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	416,444	757,179
Enka Insaat ve Sanayi A.S.	296,055	1,336,290
*Eregli Demir ve Celik Fabrikalari Turk A.S.	1,392,186	5,151,003
*Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	8,502	367,366
Ford Otomotiv Sanayi A.S.	138,652	1,215,248

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Fortis Bank A.S.	18,516	$29,611
Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	511	126,708
Gentas Genel Metal Sanayi A.S.	51,565	56,894
*Global Yatirim Holding A.S.	192,034	108,598
*Goldas Kuyumculuk Sanayi Ithalat Ve Ihracat A.S.	61,429	44,138
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	5,202	229,513
*Goodyear Lastikleri T.A.S.	13,889	183,480
*GSD Holding A.S.	508,433	388,283
*Gubre Fabrikalari Ticaret A.S.	55,148	549,153
*Gunes Sigorta A.S.	135,452	201,479
Haci Omer Sabanci Holding AS	202,712	1,098,269
Hurriyet Gazetecilik ve Matbaacilik A.S.	476,337	547,822
*Ihlas EV Aletleri A.S.	252,538	182,650
*Ihlas Holding A.S.	541,734	337,667
Is Yatirim Menkul Degerler A.S.	7,183	10,764
*Isiklar Yatirim Holding A.S.	82,286	76,852
*Izmir Demir Celik Sanayi A.S.	148,330	283,963
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	356,449	277,643
*Karsan Otomotiv Sanayi Ve Ticaret A.S.	34,367	42,316
Karton Sanayi ve Ticaret A.S.	2,096	224,087
*Kerevitas Gida Sanayii ve Ticaret A.S.	2,208	105,935
Koc Holding A.S. Series B	773,989	3,643,311
Konya Cimento Sanayii A.S.	2,929	305,233
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	386,170	883,467
*Koza Anadolu Metal Madencilik Isletmeleri A.S.	86,642	257,545
Mardin Cimento Sanayii ve Ticaret A.S.	117,829	622,575
Marshall Boya ve Vernik A.S.	2,325	49,721
*Marti Otel Isletmeleri A.S.	85,525	65,499
*Menderes Tekstil Sanayi ve Ticaret A.S.	236,388	115,214
*Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.	55,514	64,386
*Net Holding A.S.	667,496	410,324
*Net Turizm Ticaret ve Sanayi A.S.	144,714	100,172
Nortel Networks Netas Telekomuenikasyon A.S.	13,360	490,870
Otokar Otomotive Ve Savunma Sanayi A.S.	13,080	169,786
*Park Elektrik Madencilik Sanayi Ve Ticaret A.S.	57,802	112,834
*Petkim Petrokimya Holding A.S.	982,676	1,699,044
Pinar Entegre Et ve Un Sanayi A.S.	29,454	133,837
Pinar SUT Mamulleri Sanayii A.S.	25,245	201,845
*Reysas Tasimacilik ve Lojistik Ticaret A.S.	49,377	138,837
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	87,323	242,910
Sekerbank T.A.S.	530,079	664,658
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	350,567	672,774
*Soda Sanayii A.S.	38,671	55,880
*TAT Konserve Sanayii A.S.	142,868	400,888
*TAV Havalimanlari Holding A.S.	212,306	1,089,245
Tekfen Holding A.S.	240,607	1,027,114
*Tekstil Bankasi A.S.	163,669	124,895
Tofas Turk Otomobil Fabrikasi A.S.	289,397	1,582,754
*Trabzonspor Sportif Yatirim ve T.A.S.	5,345	55,078
*Trakya Cam Sanayii A.S.	466,510	971,331
Tupras Turkiye Petrol Rafinerileri A.S.	201,255	5,350,898
Turcas Petrol A.S.	97,229	456,642
*Turk Ekonomi Bankasi A.S.	471,251	802,246
*Turk Hava Yollari A.S.	636,635	2,613,282
Turk Telekomunikasyon A.S.	155,670	727,110
Turk Traktor ve Ziraat Makineleri A.S.	15,903	211,926
Turkcell Iletisim Hizmetleri A.S.	212,664	1,521,836
Turkcell Iletisim Hizmetleri A.S. ADR	42,188	756,431
Turkiye Garanti Bankasi A.S.	1,790,492	10,808,272
Turkiye Halk Bankasi A.S.	287,295	2,853,875
Turkiye Is Bankasi A.S.	1,468,687	6,503,105

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TURKEY — (Continued)
Turkiye Sinai Kalkinma Bankasi A.S.	779,227	$1,418,978
*Turkiye Sise ve Cam Fabrikalari A.S.	666,670	1,216,367
Turkiye Vakiflar Bankasi T.A.O.	1,477,654	4,690,558
Ulker Biskuvi Sanayi A.S.	170,028	547,567
*Uzel Makina Sanayii A.S.	63,028	34,275
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	20,918	55,457
*Vestel Elektronik Sanayi ve Ticaret A.S.	162,470	271,502
*Yapi Kredi Sigorta A.S.	38,327	379,633
*Yapi ve Kredi Bankasi A.S.	765,888	2,888,794
*Zorlu Enerji Elektrik Uretim A.S.	216,198	440,144

TOTAL TURKEY		101,172,039

TOTAL COMMON STOCKS		3,901,027,776

PREFERRED STOCKS — (5.7%)
BRAZIL — (5.7%)
*AES Tiete SA	98,900	1,372,722
Banco Bradesco SA	32,367	663,216
#Banco Bradesco SA Sponsored ADR	1,220,938	25,395,510
Banco Cruzeiro do Sul SA	4,600	41,366
Banco do Estado do Rio Grande do Sul SA	196,445	2,148,960
*Brasil Telecom SA ADR	107,439	2,369,030
*Braskem SA Preferred A	58,000	590,131
Braskem SA Preferred A Sponsored ADR	119,937	2,500,686
Centrais Electricas de Santa Catarina SA	28,250	578,192
Centrais Eletricas Brasileiras SA	84,100	1,350,803
#Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored ADR Series A	110,228	4,366,131
Cia de Bebidas das Americas SA	22,283	3,053,805
#Cia de Bebidas das Americas SA Preferred ADR	34,600	4,817,704
Cia de Tecidos Norte de Minas - Coteminas SA	79,300	202,879
*Cia de Transmissao de Energia Electrica Paulista Series A	30,100	931,873
Cia Energetica de Minas Gerais SA	4,587	80,393
#Cia Energetica de Minas Gerais SA Sponsored ADR	323,605	5,773,113
Cia Energetica do Ceara SA Series A	25,700	425,487
#Cia Paranaense de Energia SA Sponsored ADR Series A	82,300	1,911,829
Cia Paranaense de Energia-Copel SA Series B	34,380	796,869
Confab Industrial SA	371,665	1,359,617
Contax Participacoes SA	56,000	962,042
#Contax Participacoes SA ADR	46,700	162,516
Eletropaulo Metropolita SA Preferred A	17,020	300,200
Empressa Metropolitanade Aguas e Energia SA	6,100	27,158
Ferbasa-Ferro Ligas Da Bahia	58,000	439,017
Forjas Taurus SA	190,357	503,797
Fras-Le SA	4,800	12,421
Gerdau SA	45,600	585,723
#Gerdau SA Sponsored ADR	678,100	8,842,424
Gol Linhas Aereas Inteligentes SA	78,200	1,352,621
*Inepar SA Industria e Construcoes	18,785	56,124
*Inepar SA Industria e Construcoes Receipt	16,965	50,886
Itau Unibanco Holding SA ADR	1,648,537	40,488,069
Itausa - Investimentos Itau SA	1,116,340	8,738,743
Klabin SA	971,000	2,712,610
Lojas Americanas SA	205,000	2,193,113
Mahle-Metal Leve SA Industria e Comercio	8,666	210,852
Marcopolo SA	443,200	1,772,487
Metalurgica Gerdau SA	394,900	6,045,549
#Petroleo Brasileiro SA ADR	1,463,774	45,655,111
Randon e Participacoes SA	218,850	1,831,580
Sao Paulo Alpargatas SA	420,000	2,581,309
Saraiva SA Livreiros Editores	50,300	1,092,797
Suzano Papel e Celullose SA	257,382	2,420,478
TAM SA	104,100	2,531,633

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Tele Norte Leste Participacoes SA	27,000	$413,345
#Tele Norte Leste Participacoes SA ADR	154,600	2,371,564
Telecomunicacoes de Sao Paulo SA	31,600	757,151
#Telecomunicacoes de Sao Paulo SA ADR	75,051	1,838,750
*Telemar Norte Leste SA	57,300	1,624,337
Tim Participacoes SA	33,270	106,837
Tim Participacoes SA ADR	83,580	2,696,291
Ultrapar Participacoes SA	120,659	7,330,515
Ultrapar Participacoes SA Sponsored ADR	3,000	186,150
*Unipar Participacoes SA Class B	867,609	341,880
Usinas Siderurgicas de Minas Gerais SA Series A	660,600	8,283,239
Vale SA Series A	237,528	6,670,565
Vale SA Sponsored ADR	1,025,386	29,459,340
Vivo Participacoes SA	85,870	2,459,489
Whirlpool SA	51,787	103,556

TOTAL BRAZIL		256,942,585

CHILE — (0.0%)
Embotelladora Andina SA	132,881	540,597

INDIA — (0.0%)
*Ispat Industries, Ltd.	97,131	5,805

TOTAL PREFERRED STOCKS		257,488,987

RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
*HKC Holdings, Ltd. Warrants 06/09/11	218,110	1,632
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	13,218	123
*Kingboard Chemical Holdings, Ltd. Warrants 10/31/12	64,650	37,032

TOTAL CHINA		38,787

INDIA — (0.0%)
*Britannia Industries, Ltd. Debentures 03/22/13	10,778	42,214

INDONESIA — (0.0%)
*PT Intiland Development Tbk Warrants 04/13/12	1,714,000	18,219

MALAYSIA — (0.0%)
*KFC Holdings (Malaysia) Berhad Warrants 09/14/15	21,168	10,205
*Media Prima Berhad Warrants 12/31/14	30,191	5,822
*Notion VTEC Berhad Warrants 08/03/15	50,312	6,710

TOTAL MALAYSIA		22,737

POLAND — (0.0%)
*Boryszew SA Rights	388,533	517,999

SOUTH KOREA — (0.0%)
*Green Cross Corp. Rights 11/24/10	222	7,799
*Kolon Industries, Inc. Rights 12/02/10	3,266	50,206

TOTAL SOUTH KOREA		58,005

TAIWAN — (0.0%)
*Shin Kong Financial Holding Co., Ltd. Rights 11/25/10	534,010	21,799

THAILAND — (0.0%)
*Bangkok Land PCL (Foreign) NVDR Warrants 05/02/13	11,425,426	49,543
*Bangkok Land PCL (Foreign) Warrants 12/31/10 (CH1174826)	2,370,482	—
*Bangkok Land PCL (Foreign) Warrants 12/31/10 (CH1174827)	314,909	—
*Khon Kaen Sugar Industry PCL (Foreign) Warrants 03/15/13	82,990	10,021
*Minor International PCL (Foreign) Warrants 05/18/13	13,429	1,344

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Sansiri PCL (Foreign) Warrants 01/20/15	756,350	$ 36,329

TOTAL THAILAND		97,237

TOTAL RIGHTS/WARRANTS		816,997

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $6,825,000 FHLMC 4.00%, 12/15/38, valued at $6,358,143) to be repurchased at $6,026,095	$6,026	6,026,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.0%)
§@DFA Short Term Investment Fund	362,593,120	362,593,120
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $680,387)## to be repurchased at $667,058	$667	667,046

TOTAL SECURITIES LENDING COLLATERAL		363,260,166

TOTAL INVESTMENTS — (100.0%) (Cost $3,290,561,843)		$4,528,619,926

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value†
COMMON STOCKS — (83.9%)
Consumer Discretionary — (13.6%)
*1-800-FLOWERS.COM, Inc.	600	$1,080
*99 Cents Only Stores	3,200	49,344
#Aaron’s, Inc.	1,800	33,948
#*Abercrombie & Fitch Co.	3,100	132,866
Advance Auto Parts, Inc.	400	25,992
*Aeropostale, Inc.	1,200	29,256
*AFC Enterprises, Inc.	600	7,626
*AH Belo Corp.	900	6,543
*Alloy, Inc.	540	5,265
*Amazon.com, Inc.	2,000	330,280
Ambassadors Group, Inc.	1,110	12,310
*American Apparel, Inc.	2,300	2,231
*American Axle & Manufacturing Holdings, Inc.	2,400	22,128
American Eagle Outfitters, Inc.	3,700	59,237
*America’s Car-Mart, Inc.	700	18,669
*Amerigon, Inc.	400	4,312
#*AnnTaylor Stores Corp.	3,385	78,870
*Apollo Group, Inc. Class A	300	11,244
#Arbitron, Inc.	800	20,256
#*Arctic Cat, Inc.	600	7,986
*Ascent Media Corp.	700	19,068
*Audiovox Corp. Class A	1,200	7,776
#*AutoNation, Inc.	1,700	39,474
*Autozone, Inc.	400	95,052
*Ballantyne Strong, Inc.	600	5,052
#Barnes & Noble, Inc.	1,900	28,462
*Bassett Furniture Industries, Inc.	600	2,844
#*Beazer Homes USA, Inc.	1,800	7,308
bebe stores, inc.	2,800	18,368
*Bed Bath & Beyond, Inc.	650	28,535
#*Belo Corp.	1,800	10,422
*Benihana, Inc. Class A	600	5,058
*Best Buy Co., Inc.	2,800	120,344
Big 5 Sporting Goods Corp.	1,000	13,520
*Big Lots, Inc.	1,400	43,918
*Biglari Holdings, Inc.	75	25,004
*Blockbuster, Inc. Class B	1,100	26
#*Blue Nile, Inc.	200	8,520
*Bluegreen Corp.	1,400	4,522
Blyth, Inc.	275	11,033
Bob Evans Farms, Inc.	1,500	43,050
*Bon-Ton Stores, Inc. (The)	800	9,184
#Books-A-Million, Inc.	600	3,810
*Borders Group, Inc.	1,500	1,830
#*BorgWarner, Inc.	3,600	201,996
Brinker International, Inc.	2,200	40,788
#*Brookfield Homes Corp.	1,600	13,344
Brown Shoe Co., Inc.	2,300	27,025
#Brunswick Corp.	2,600	41,132
Buckle, Inc.	600	17,454
*Build-A-Bear-Workshop, Inc.	1,000	7,030
#*Cabela’s, Inc.	2,400	44,496
Cablevision Systems Corp.	1,300	34,762
*Cache, Inc.	300	1,497
*California Pizza Kitchen, Inc.	1,400	23,114
#Callaway Golf Co.	2,850	19,608
*Cambium Learning Group, Inc.	1,567	4,842
#*Capella Education Co.	300	16,449

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Career Education Corp.	1,600	$28,064
*Caribou Coffee Co., Inc.	900	9,549
*CarMax, Inc.	1,900	58,881
*Carmike Cinemas, Inc.	200	1,602
*Carnival Corp.	8,560	369,535
*Carriage Services, Inc.	600	3,150
*Carrols Restaurant Group, Inc.	500	3,380
*Carter’s, Inc.	700	17,430
*Casual Male Retail Group, Inc.	2,300	10,143
Cato Corp. Class A	1,600	42,320
#*Cavco Industries, Inc.	300	9,507
CBS Corp.	1,300	22,100
CBS Corp. Class B	18,500	313,205
*CEC Entertainment, Inc.	1,000	33,200
#*Charming Shoppes, Inc.	4,060	14,169
#*Cheesecake Factory, Inc.	3,000	87,360
#Cherokee, Inc.	300	5,544
*Chipotle Mexican Grill, Inc.	200	42,042
#Choice Hotels International, Inc.	1,400	53,242
Christopher & Banks Corp.	1,800	10,728
Cinemark Holdings, Inc.	5,600	98,280
*Citi Trends, Inc.	400	8,392
*CKX, Inc.	825	3,366
*Clear Channel Outdoor Holdings, Inc.	800	9,504
*Coach, Inc.	700	35,000
*Coinstar, Inc.	700	40,306
*Coldwater Creek, Inc.	2,900	9,773
#*Collective Brands, Inc.	2,300	35,259
Collectors Universe, Inc.	200	3,392
#Columbia Sportswear Co.	1,600	83,600
*Comcast Corp. Class A	16,560	340,805
Comcast Corp. Special Class A	3,944	76,238
#*Conn’s, Inc.	700	3,080
Cooper Tire & Rubber Co.	800	15,688
#*Corinthian Colleges, Inc.	1,500	7,830
*Cost Plus, Inc.	1,000	5,160
CPI Corp.	200	4,932
#Cracker Barrel Old Country Store, Inc.	400	21,556
*Crocs, Inc.	500	6,965
#*Crown Media Holdings, Inc.	700	2,044
CSS Industries, Inc.	200	3,346
*Culp, Inc.	600	6,084
#*Cumulus Media, Inc.	900	2,754
*Darden Restaurants, Inc.	1,000	45,710
*Deckers Outdoor Corp.	600	34,860
*dELiA*s, Inc.	1,100	1,793
*Delta Apparel, Inc.	400	5,168
*Destination Maternity Corp.	100	3,653
#*Dick’s Sporting Goods, Inc.	700	20,174
#Dillard’s, Inc.	3,700	94,387
*DineEquity, Inc.	800	35,560
*DIRECTV Class A	2,500	108,650
*Discovery Communications, Inc. Class C	2,800	108,808
DISH Network Corp.	1,400	27,804
*Dixie Group, Inc.	200	726
*Dolan Media Co.	1,700	18,190
#*Dollar Tree, Inc.	300	15,393
*Domino’s Pizza, Inc.	1,500	22,260
*Dorman Products, Inc.	950	34,665
*DR Horton, Inc.	6,900	72,036
#*DreamWorks Animation SKG, Inc.	600	21,180

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Dress Barn, Inc. (The)	4,088	$93,779
#*Drew Industries, Inc.	1,200	25,284
#*drugstore.com, Inc.	2,000	3,200
#*DSW, Inc.	800	26,616
#*Eastman Kodak Co.	6,329	29,810
*Einstein Noah Restaurant Group, Inc.	508	5,618
Emerson Radio Corp.	1,100	2,255
#*Entercom Communications Corp.	1,500	12,525
*Entravision Communications Corp.	1,050	2,226
#Ethan Allen Interiors, Inc.	1,600	24,272
#*EW Scripps Co. Class A (The)	2,533	22,138
#*Exide Technologies	2,500	14,725
Family Dollar Stores, Inc.	900	41,553
*Famous Dave’s of America, Inc.	300	2,862
*Federal-Mogul Corp.	3,728	73,926
#Finish Line, Inc. Class A	3,000	45,900
*Fisher Communications, Inc.	400	7,312
Foot Locker, Inc.	6,600	105,138
#*Ford Motor Co.	11,575	163,555
*Fossil, Inc.	1,800	106,182
*Frederick’s of Hollywood Group, Inc.	900	774
#Fred’s, Inc.	1,900	22,762
#*Fuel Systems Solutions, Inc.	600	24,588
*Furniture Brands International, Inc.	3,000	15,030
#*GameStop Corp. Class A	1,900	37,354
Gannett Co., Inc.	3,200	37,920
*Gap, Inc.	2,600	49,426
#Garmin, Ltd.	500	16,420
#*Gaylord Entertainment Co.	1,350	45,009
*Genesco, Inc.	800	26,208
#Gentex Corp.	1,700	33,966
Genuine Parts Co.	1,803	86,292
#*G-III Apparel Group, Ltd.	1,000	26,400
*Global Traffic Network, Inc.	599	3,816
*Gray Television, Inc.	1,900	3,705
#*Group 1 Automotive, Inc.	800	28,208
#Guess?, Inc.	1,050	40,866
*Gymboree Corp.	900	58,554
H&R Block, Inc.	1,900	22,401
#Harley-Davidson, Inc.	2,700	82,836
*Harman International Industries, Inc.	2,700	90,585
Harte-Hanks, Inc.	2,300	27,784
#*Hasbro, Inc.	800	37,000
Haverty Furniture Cos., Inc.	500	5,345
*Heelys, Inc.	509	1,364
*Helen of Troy, Ltd.	1,600	41,040
#*hhgregg, Inc.	500	11,520
*Hibbett Sporting Goods, Inc.	500	13,475
Hillenbrand, Inc.	1,900	40,831
#*Home Depot, Inc.	12,700	392,176
Hooker Furniture Corp.	500	5,285
#Hot Topic, Inc.	1,772	10,154
#*Hovnanian Enterprises, Inc.	2,500	8,900
*HSN, Inc.	2,600	77,844
*Iconix Brand Group, Inc.	2,300	40,250
International Speedway Corp.	1,500	34,260
#*Interpublic Group of Cos., Inc. (The)	13,800	142,830
*Interval Leisure Group, Inc.	2,640	37,884
*iRobot Corp.	1,500	31,320
#*ITT Educational Services, Inc.	200	12,906
#*J. Crew Group, Inc.	300	9,597

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*J.C. Penney Co., Inc.	6,440	$200,799
#*Jack in the Box, Inc.	1,400	32,424
*Jackson Hewitt Tax Service, Inc.	600	594
#*JAKKS Pacific, Inc.	400	7,540
*Jo-Ann Stores, Inc.	1,400	60,550
Johnson Controls, Inc.	5,297	186,031
Jones Group, Inc. (The)	3,500	50,610
*Jos. A. Bank Clothiers, Inc.	1,350	58,860
*Journal Communications, Inc.	2,200	10,142
*K12, Inc.	1,400	39,074
#KB Home	2,200	23,122
*Kenneth Cole Productions, Inc. Class A	500	6,725
*Knology, Inc.	1,600	23,280
#*Kohl’s Corp.	2,800	143,360
*Krispy Kreme Doughnuts, Inc.	2,500	14,000
*K-Swiss, Inc. Class A	1,400	17,024
*Lakeland Industries, Inc.	300	2,922
*La-Z-Boy, Inc.	2,400	18,648
*Leapfrog Enterprises, Inc.	700	3,913
Learning Tree International, Inc.	700	6,790
#*Lee Enterprises, Inc.	1,700	3,128
#Leggett & Platt, Inc.	5,777	117,735
#*Lennar Corp. Class A	7,300	105,923
Lennar Corp. Class B Voting	1,400	16,688
*Libbey, Inc.	700	9,303
#*Liberty Global, Inc. Class A	1,600	60,464
#*Liberty Global, Inc. Class C	2,200	79,618
*Liberty Media Corp. Capital Class A	2,800	161,112
*Liberty Media Corp. Interactive Class A	18,266	269,606
*Liberty Media-Starz Corp. Series A	910	59,623
*Life Time Fitness, Inc.	1,400	50,582
*Lifetime Brands, Inc.	600	7,704
*Limited Brands, Inc.	4,900	144,011
#*Lincoln Educational Services Corp.	1,600	19,936
#Lithia Motors, Inc.	1,200	13,080
#*Liz Claiborne, Inc.	2,450	14,994
*LKQ Corp.	4,000	86,960
#*LodgeNet Interactive Corp.	800	2,040
*Lowe’s Cos., Inc.	18,913	403,414
*Luby’s, Inc.	1,250	6,338
*M/I Homes, Inc.	600	6,348
Mac-Gray Corp.	700	8,505
Macy’s, Inc.	10,000	236,400
*Madison Square Garden, Inc.	325	6,757
*Maidenform Brands, Inc.	900	24,084
Marcus Corp.	1,100	14,102
#*Marine Products Corp.	1,900	11,799
*MarineMax, Inc.	1,104	8,258
#*Marriott International, Inc. Class A	303	11,226
#*Martha Stewart Living Omnimedia Class A	1,300	5,668
*Mattel, Inc.	1,100	25,663
Matthews International Corp. Class A	1,700	56,134
#*McClatchy Co. (The)	3,000	8,280
*McGraw-Hill Cos., Inc.	840	31,626
#MDC Holdings, Inc.	1,600	41,200
*Media General, Inc.	1,200	6,612
*Mediacom Communications Corp. Class A	700	4,830
Men’s Wearhouse, Inc. (The)	1,800	43,992
#*Meredith Corp.	1,200	40,740
*Meritage Homes Corp.	1,600	29,296
*Midas, Inc.	200	1,472

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Modine Manufacturing Co.	2,200	$29,744
#*Mohawk Industries, Inc.	1,600	91,744
#Monro Muffler Brake, Inc.	900	42,966
*Morgans Hotel Group Co.	1,400	11,298
#*Morningstar, Inc.	800	39,056
*Motorcar Parts of America, Inc.	300	3,033
*Movado Group, Inc.	800	8,992
*Nathan’s Famous, Inc.	200	3,206
National CineMedia, Inc.	1,211	22,428
*Nautilus, Inc.	600	888
*Navarre Corp.	400	956
*Netflix, Inc.	500	86,750
*New York & Co., Inc.	2,300	7,176
#*New York Times Co. Class A (The)	4,400	33,748
*Newell Rubbermaid, Inc.	5,265	92,927
*News Corp. Class A	29,569	427,568
News Corp. Class B	10,700	172,056
#*Nexstar Broadcasting Group, Inc.	200	1,132
*NIKE, Inc. Class B	1,104	89,910
#*Nordstrom, Inc.	750	28,882
#Nutri/System, Inc.	700	13,384
#*NVR, Inc.	100	62,741
#*O’Charley’s, Inc.	1,000	7,500
*Office Depot, Inc.	7,300	32,777
*OfficeMax, Inc.	3,700	65,490
Omnicom Group, Inc.	900	39,564
*Orbitz Worldwide, Inc.	2,505	17,034
*O’Reilly Automotive, Inc.	2,550	149,175
*Outdoor Channel Holdings, Inc.	800	4,224
*Overstock.com, Inc.	600	8,046
Oxford Industries, Inc.	1,000	23,030
#P.F. Chang’s China Bistro, Inc.	1,100	50,512
#*Pacific Sunwear of California, Inc.	3,600	21,456
*Palm Harbor Homes, Inc.	400	516
*Panera Bread Co.	400	35,804
*Papa John’s International, Inc.	1,200	30,996
#*Peet’s Coffee & Tea, Inc.	700	26,775
*Penske Automotive Group, Inc.	3,500	47,075
Pep Boys - Manny, Moe & Jack (The)	2,600	30,394
*Perry Ellis International, Inc.	200	4,496
PetSmart, Inc.	2,700	101,061
#Phillips-Van Heusen Corp.	2,500	153,350
#*Pier 1 Imports, Inc.	5,000	43,400
Polaris Industries, Inc.	500	35,545
Polo Ralph Lauren Corp.	300	29,064
Pool Corp.	1,000	20,140
#*Pre-Paid Legal Services, Inc.	200	12,036
*Priceline.com, Inc.	200	75,362
Primedia, Inc.	2,500	9,175
*Princeton Review, Inc.	400	636
*Pulte Group, Inc.	10,522	82,598
*Quiksilver, Inc.	1,300	5,421
#*Radio One, Inc.	700	812
*RadioShack Corp.	2,800	56,364
*RC2 Corp.	1,222	25,784
*Red Lion Hotels Corp.	900	7,083
#*Red Robin Gourmet Burgers, Inc.	800	16,240
Regal Entertainment Group	1,700	22,950
#Regis Corp.	1,700	34,765
#Rent-A-Center, Inc.	3,800	95,532
#*Rentrak Corp.	100	2,715

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Retail Ventures, Inc.	3,000	$40,770
RG Barry Corp.	500	5,170
*Ross Stores, Inc.	650	38,344
#*Royal Caribbean Cruises, Ltd.	7,671	303,311
*Ruby Tuesday, Inc.	3,000	36,300
*Ruth’s Hospitality Group, Inc.	1,263	5,759
#Ryland Group, Inc. (The)	1,700	25,466
#*Saks, Inc.	7,200	80,208
*Sally Beauty Holdings, Inc.	3,500	42,595
Scholastic Corp.	500	14,725
*Scripps Networks Interactive, Inc.	450	22,900
#*Sealy Corp.	4,400	11,572
#*Sears Holdings Corp.	2,300	165,554
Service Corp. International	10,712	88,695
*Shiloh Industries, Inc.	800	8,064
*Shoe Carnival, Inc.	800	18,320
#*Shutterfly, Inc.	1,000	30,100
*Signet Jewelers, Ltd. ADR	4,000	140,720
*Sinclair Broadcast Group, Inc. Class A	500	3,995
#*Skechers U.S.A., Inc. Class A	1,700	33,048
Skyline Corp.	400	7,132
*Smith & Wesson Holding Corp.	900	3,375
*Snap-On, Inc.	2,700	137,700
#*Sonic Automotive, Inc.	2,100	22,932
*Sonic Corp.	500	4,440
Sotheby’s Class A	2,000	87,680
#Speedway Motorsports, Inc.	2,200	33,660
Standard Motor Products, Inc.	800	8,504
#*Standard Pacific Corp.	5,100	18,513
*Stanley Black & Decker, Inc.	3,147	195,020
*Stanley Furniture, Inc.	500	1,930
Staples, Inc.	1,950	39,916
*Starbucks Corp.	2,500	71,200
*Starwood Hotels & Resorts Worldwide, Inc.	700	37,898
*Steinway Musical Instruments, Inc.	600	10,206
#*Steven Madden, Ltd.	1,200	50,760
Stewart Enterprises, Inc.	2,700	15,012
*Stoneridge, Inc.	768	8,448
Sturm Ruger & Co., Inc.	1,000	15,660
Superior Industries International, Inc.	1,400	25,130
#Systemax, Inc.	1,300	16,835
#*Talbots, Inc.	249	2,435
*Target Corp.	5,240	272,166
#*Tempur-Pedic International, Inc.	1,400	48,300
*Tenneco, Inc.	1,672	54,541
#*Texas Roadhouse, Inc.	3,356	51,548
Thor Industries, Inc.	2,000	62,980
#Tiffany & Co.	1,000	53,000
*Timberland Co. Class A	2,400	50,352
*Time Warner Cable, Inc.	5,428	314,118
*Time Warner, Inc.	16,700	542,917
*TJX Cos., Inc. (The)	900	41,301
*Toll Brothers, Inc.	5,270	94,544
*Town Sports International Holdings, Inc.	600	1,800
Tractor Supply Co.	1,000	39,600
*True Religion Apparel, Inc.	600	12,270
*TRW Automotive Holdings Corp.	2,850	130,216
#*Tuesday Morning Corp.	1,700	8,143
Tupperware Corp.	750	33,608
*Ulta Salon Cosmetics & Fragrance, Inc.	2,600	79,794
#*Under Armour, Inc. Class A	1,300	60,684

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Unifi, Inc.	3,300	$15,609
*Universal Electronics, Inc.	400	8,424
Universal Technical Institute, Inc.	700	13,545
#*Urban Outfitters, Inc.	1,400	43,078
*US Auto Parts Network, Inc.	1,256	10,035
V.F. Corp.	1,900	158,156
#*Vail Resorts, Inc.	1,700	68,952
*Valassis Communications, Inc.	1,500	49,500
*Valuevision Media, Inc. Class A	1,400	3,318
#Viacom, Inc. Class A	500	21,385
*Viacom, Inc. Class B	4,257	164,278
#*Volcom, Inc.	800	13,736
*WABCO Holdings, Inc.	2,100	97,482
Walt Disney Co. (The)	26,447	955,001
*Warnaco Group, Inc.	1,200	63,732
*Warner Music Group Corp.	2,500	13,000
#*Washington Post Co.	300	120,645
#Weight Watchers International, Inc.	1,000	33,490
Wendy’s/Arby’s Group, Inc.	15,358	70,647
#*West Marine, Inc.	1,300	12,753
*Wet Seal, Inc. (The)	5,000	17,500
#*Whirlpool Corp.	2,200	166,826
Wiley (John) & Sons, Inc. Class A	1,300	56,108
#Williams-Sonoma, Inc.	5,300	171,561
*Winnebago Industries, Inc.	517	5,170
Wolverine World Wide, Inc.	1,500	43,680
#World Wrestling Entertainment, Inc.	500	6,920
*Wyndham Worldwide Corp.	6,200	178,250
*Yum! Brands, Inc.	1,200	59,472
#*Zale Corp.	200	512
*Zumiez, Inc.	1,507	39,514

Total Consumer Discretionary		19,499,747

Consumer Staples — (3.8%)
Alberto-Culver Co.	601	22,411
#Alico, Inc.	200	5,120
Andersons, Inc. (The)	1,000	39,370
*Avon Products, Inc.	1,300	39,585
B&G Foods, Inc.	2,200	26,950
*BJ’s Wholesale Club, Inc.	1,420	59,257
#Bunge, Ltd.	1,400	84,098
Calavo Growers, Inc.	800	17,544
#Cal-Maine Foods, Inc.	900	26,073
#*Campbell Soup Co.	1,200	43,500
Casey’s General Stores, Inc.	2,600	107,796
*Central Garden & Pet Co.	800	8,280
#*Chiquita Brands International, Inc.	1,800	23,886
*Clorox Co.	800	53,240
Coca-Cola Bottling Co.	216	11,517
*Coca-Cola Enterprises, Inc.	1,300	31,213
*Colgate-Palmolive Co.	800	61,696
*ConAgra, Inc.	3,100	69,719
Corn Products International, Inc.	778	33,104
#*Costco Wholesale Corp.	1,327	83,296
*CVS Caremark Corp.	20,800	626,496
*Darling International, Inc.	4,500	45,045
Del Monte Foods Co.	10,173	145,881
#Diamond Foods, Inc.	600	26,520
Dr Pepper Snapple Group, Inc.	1,800	65,790
*Elizabeth Arden, Inc.	1,503	30,736
*Energizer Holdings, Inc.	1,200	89,736

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Estee Lauder Cos., Inc.	300	$21,351
Farmer Brothers Co.	900	14,769
#Flowers Foods, Inc.	1,500	38,220
*General Mills, Inc.	2,000	75,080
#*Great Atlantic & Pacific Tea Co.	2,400	8,256
*Green Mountain Coffee, Inc.	1,050	34,640
H.J. Heinz Co.	700	34,377
*Hain Celestial Group, Inc.	1,300	32,149
*Hansen Natural Corp.	400	20,484
Herbalife, Ltd.	545	34,804
*Hershey Co. (The)	800	39,592
#*Hormel Foods Corp.	900	41,328
Imperial Sugar Co.	81	1,029
Ingles Markets, Inc.	700	12,852
Inter Parfums, Inc.	1,800	31,482
J & J Snack Foods Corp.	1,100	47,157
*J.M. Smucker Co.	2,750	176,770
#*John B. Sanfilippo & Son, Inc.	200	2,684
#*Kellogg Co.	1,000	50,260
Kimberly-Clark Corp.	1,126	71,321
Kraft Foods, Inc.	22,400	722,848
*Kroger Co. (The)	2,500	55,000
#Lancaster Colony Corp.	300	14,964
Lance, Inc.	1,800	40,932
*Lifeway Foods, Inc.	300	2,976
*Mannatech, Inc.	900	1,683
*McCormick & Co., Inc. Non-Voting	400	17,688
Mead Johnson Nutrition Co.	1,083	63,702
#*Medifast, Inc.	400	9,552
Nash-Finch Co.	700	29,330
National Beverage Corp.	1,700	24,310
#Nu Skin Enterprises, Inc. Class A	900	27,540
*Nutraceutical International Corp.	500	8,125
Oil-Dri Corp of America	300	6,597
*Omega Protein Corp.	1,100	6,215
*Overhill Farms, Inc.	400	2,080
*Pantry, Inc.	600	11,670
*PepsiCo, Inc.	3,811	248,858
*Prestige Brands Holdings, Inc.	2,800	30,100
PriceSmart, Inc.	1,400	41,062
*Procter & Gamble Co. (The)	4,730	300,686
*Ralcorp Holdings, Inc.	1,058	65,659
*Reddy Ice Holdings, Inc.	800	2,792
*Revlon, Inc.	433	4,945
#Ruddick Corp.	2,150	75,035
Safeway, Inc.	3,959	90,661
Sanderson Farms, Inc.	1,000	41,980
#*Sara Lee Corp.	1,500	21,495
Schiff Nutrition International, Inc.	400	3,232
#*Smart Balance, Inc.	2,654	9,448
*Smithfield Foods, Inc.	7,132	119,461
Spartan Stores, Inc.	1,210	18,090
#*SUPERVALU, Inc.	4,000	43,160
*Susser Holdings Corp.	900	12,303
Sysco Corp.	1,200	35,352
Tasty Baking Co.	300	1,896
#Tootsie Roll Industries, Inc.	1,826	47,932
#*TreeHouse Foods, Inc.	1,100	51,370
#*Tyson Foods, Inc. Class A	6,100	94,855
*United Natural Foods, Inc.	1,100	39,336
*USANA Health Sciences, Inc.	400	17,568

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Walgreen Co.	4,400	$149,072
WD-40 Co.	800	29,512
Weis Markets, Inc.	1,152	44,882
*Whole Foods Market, Inc.	200	7,950
*Winn-Dixie Stores, Inc.	900	6,030

Total Consumer Staples		5,366,398

Energy — (10.7%)
*Allis-Chalmers Energy, Inc.	3,055	15,703
#Alon USA Energy, Inc.	1,500	8,505
#*Alpha Natural Resources, Inc.	2,752	124,308
*Anadarko Petroleum Corp.	3,400	209,338
*Apache Corp.	3,500	353,570
*Approach Resources, Inc.	700	10,815
Arch Coal, Inc.	4,500	110,655
*Atlas Energy, Inc.	3,850	112,112
#*ATP Oil & Gas Corp.	2,400	34,464
*Atwood Oceanics, Inc.	2,100	68,271
*Baker Hughes, Inc.	2,500	115,825
*Basic Energy Services, Inc.	300	3,318
#Berry Petroleum Corp. Class A	1,800	61,578
#*Bill Barrett Corp.	2,669	100,755
*Bolt Technology Corp.	300	3,333
#*BPZ Resources, Inc.	2,600	9,672
*Brigham Exploration Co.	1,800	37,962
*Bristow Group, Inc.	1,800	69,804
*Bronco Drilling Co., Inc.	800	3,376
*Cabot Oil & Gas Corp.	1,800	52,164
*Cal Dive International, Inc.	3,400	17,204
*Callon Petroleum Co.	1,100	5,423
*Cameron International Corp.	2,085	91,219
CARBO Ceramics, Inc.	600	50,262
*Carrizo Oil & Gas, Inc.	1,200	28,344
#*Cheniere Energy, Inc.	1,500	4,920
Chesapeake Energy Corp.	9,900	214,830
*Chevron Corp.	26,082	2,154,634
Cimarex Energy Co.	2,942	225,798
*Clayton Williams Energy, Inc.	700	41,804
#*Complete Production Services, Inc.	3,700	86,691
#*Comstock Resources, Inc.	1,700	37,995
*Concho Resources, Inc.	2,100	144,207
*ConocoPhillips	16,662	989,723
*Consol Energy, Inc.	1,100	40,436
*Contango Oil & Gas Co.	800	42,072
*Continental Resources, Inc.	650	30,894
#*Crimson Exploration, Inc.	1,900	5,643
#*Crosstex Energy, Inc.	2,300	18,653
*CVR Energy, Inc.	2,600	24,752
*Dawson Geophysical Co.	500	12,420
Delek US Holdings, Inc.	2,400	17,640
*Denbury Resources, Inc.	5,420	92,248
Devon Energy Corp.	1,300	84,526
#*Diamond Offshore Drilling, Inc.	200	13,232
*Dresser-Rand Group, Inc.	1,800	61,596
*Dril-Quip, Inc.	700	48,370
*El Paso Corp.	1,400	18,564
*Energy Partners, Ltd.	2,200	24,574
*ENGlobal Corp.	900	2,601
*EOG Resources, Inc.	2,736	261,890
*Evolution Petroleum Corp.	900	5,346
#EXCO Resources, Inc.	1,950	28,918

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Exterran Holdings, Inc.	3,661	$92,147
*Exxon Mobil Corp.	30,151	2,004,137
#*FMC Technologies, Inc.	1,000	72,100
#*Forest Oil Corp.	2,000	61,460
Frontier Oil Corp.	4,400	58,300
#General Maritime Corp.	3,304	12,687
#*Geokinetics, Inc.	900	6,138
*GeoResources, Inc.	1,100	18,920
*Global Industries, Ltd.	900	5,211
#*GMX Resources, Inc.	1,300	5,824
#*Goodrich Petroleum Corp.	200	2,728
Gulf Island Fabrication, Inc.	800	18,272
*Gulfmark Offshore, Inc.	850	25,168
*Gulfport Energy Corp.	1,200	19,992
*Halliburton Co.	2,900	92,394
#*Harvest Natural Resources, Inc.	1,500	18,720
*Helix Energy Solutions Group, Inc.	3,800	48,222
*Helmerich & Payne, Inc.	1,900	81,282
Hess Corp.	3,712	233,967
Holly Corp.	3,087	101,038
#*Hornbeck Offshore Services, Inc.	1,200	26,688
*International Coal Group, Inc.	7,600	42,712
#*ION Geophysical Corp.	4,800	23,472
*James River Coal Co.	400	6,924
*Key Energy Services, Inc.	6,000	59,100
*Kodiak Oil & Gas Corp.	2,700	11,124
Lufkin Industries, Inc.	1,250	61,062
*Marathon Oil Corp.	10,745	382,200
#*Mariner Energy, Inc.	3,500	87,220
Massey Energy Co.	3,000	126,210
*Matrix Service Co.	1,400	12,712
*McMoran Exploration Co.	56	943
*Mitcham Industries, Inc.	500	4,350
*Murphy Oil Corp.	2,500	162,900
*Nabors Industries, Ltd.	9,200	192,280
National-Oilwell, Inc.	6,317	339,602
*Natural Gas Services Group, Inc.	700	11,025
*Newfield Exploration Co.	2,800	166,936
*Newpark Resources, Inc.	2,200	12,936
*Noble Energy, Inc.	2,357	192,048
#*Northern Oil & Gas, Inc.	1,100	21,648
Occidental Petroleum Corp.	7,700	605,451
*Oceaneering International, Inc.	1,100	68,057
#*Oil States International, Inc.	2,300	117,576
#Overseas Shipholding Group, Inc.	1,400	46,802
*OYO Geospace Corp.	300	18,183
Panhandle Oil & Gas, Inc.	200	4,940
*Parker Drilling Co.	5,100	21,573
#*Patriot Coal Corp.	4,600	62,054
Patterson-UTI Energy, Inc.	5,500	106,755
*Peabody Energy Corp.	1,400	74,060
Penn Virginia Corp.	1,200	17,784
*Petrohawk Energy Corp.	7,300	124,173
*Petroleum Development Corp.	1,000	31,210
*PetroQuest Energy, Inc.	2,500	13,950
*PHI, Inc. Non-Voting	600	10,482
*Pioneer Drilling Co.	2,600	16,016
Pioneer Natural Resources Co.	4,005	279,549
*Plains Exploration & Production Co.	1,878	52,340
*Pride International, Inc.	3,600	109,152
*QEP Resources, Inc.	1,200	39,636

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Quicksilver Resources, Inc.	3,602	$53,922
Range Resources Corp.	3,700	138,343
*Rex Energy Corp.	2,200	27,104
*Rosetta Resources, Inc.	3,000	71,730
*Rowan Cos., Inc.	4,456	146,602
RPC, Inc.	3,700	81,437
#*SandRidge Energy, Inc.	7,099	38,832
*SEACOR Holdings, Inc.	1,200	113,700
*Seahawk Drilling, Inc.	233	2,349
SM Energy Co.	3,100	129,208
Southern Union Co.	2,300	57,799
#*Southwestern Energy Co.	778	26,335
#*Spectra Energy Corp.	2,000	47,540
#*Stone Energy Corp.	700	10,941
*Sunoco, Inc.	4,516	169,215
*Superior Energy Services, Inc.	3,000	82,860
*Swift Energy Corp.	1,600	50,960
*T-3 Energy Services, Inc.	500	16,735
#Teekay Corp.	100	3,180
*Tesoro Petroleum Corp.	6,060	78,538
*Tetra Technologies, Inc.	3,600	35,136
*TGC Industries, Inc.	578	2,139
Tidewater, Inc.	2,000	92,260
*Toreador Resources Corp.	500	6,880
#*Trico Marine Services, Inc.	900	135
*Union Drilling, Inc.	700	3,199
*Unit Corp.	2,250	88,268
#*Uranium Energy Corp.	1,400	5,418
#*USEC, Inc.	4,000	21,480
*VAALCO Energy, Inc.	3,000	17,640
*Valero Energy Corp.	11,200	201,040
*Venoco, Inc.	1,800	27,864
W&T Offshore, Inc.	1,600	17,408
*Warren Resources, Inc.	3,900	16,302
*Western Refining, Inc.	2,200	14,630
*Westmoreland Coal Co.	100	1,062
*Whiting Petroleum Corp.	1,800	180,792
*Williams Cos., Inc. (The)	1,800	38,736
World Fuel Services Corp.	2,949	83,250

Total Energy		15,376,468

Financials — (17.2%)
#1st Source Corp.	1,300	22,971
Abington Bancorp, Inc.	1,000	10,740
Advance America Cash Advance Centers, Inc.	2,000	9,980
*Affiliated Managers Group, Inc.	1,000	85,610
*Affirmative Insurance Holdings, Inc.	500	1,850
*Aflac, Inc.	2,900	162,081
*Allegheny Corp.	510	153,245
Allied World Assurance Co. Holdings, Ltd.	1,366	78,149
*Allstate Corp. (The)	5,500	167,695
*Altisource Portfolio Solutions SA.	756	19,777
#*AMBAC Financial Group, Inc.	600	498
*American Capital, Ltd.	19,375	135,237
#American Equity Investment Life Holding Co.	1,500	16,275
*American Express Co.	5,000	207,300
American Financial Group, Inc.	5,100	155,958
American National Insurance Co.	800	62,752
*American Safety Insurance Holdings, Ltd.	600	11,142
#*Ameriprise Financial, Inc.	2,681	138,581
*Ameris Bancorp	1,313	12,172

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*AMERISAFE, Inc.	810	$15,463
AmTrust Financial Services, Inc.	200	2,994
#*Anchor Bancorp Wisconsin, Inc.	300	201
*AON Corp.	1,700	67,575
*Arch Capital Group, Ltd.	474	40,949
#Argo Group International Holdings, Ltd.	1,700	58,973
#Arrow Financial Corp.	637	15,536
Aspen Insurance Holdings, Ltd.	3,821	108,402
#*Asset Acceptance Capital Corp.	1,500	8,670
#Associated Banc-Corp.	7,691	97,445
*Assurant, Inc.	3,863	152,743
#Assured Guaranty, Ltd.	2,800	53,340
Asta Funding, Inc.	700	5,761
#Astoria Financial Corp.	4,800	59,616
*Avatar Holdings, Inc.	600	10,944
Axis Capital Holdings, Ltd.	3,404	115,770
*B of I Holding, Inc.	400	5,144
Baldwin & Lyons, Inc. Class B	100	2,500
BancFirst Corp.	300	12,330
*Bancorp, Inc.	1,100	8,239
#BancorpSouth, Inc.	2,849	37,578
*BancTrust Financial Group, Inc.	400	1,168
Bank Mutual Corp.	1,300	6,266
*Bank of America Corp.	154,399	1,766,325
*Bank of Granite Corp.	400	328
#Bank of Hawaii Corp.	1,300	56,147
*Bank of New York Mellon Corp. (The)	19,100	478,646
Bank of the Ozarks, Inc.	900	34,209
BankFinancial Corp.	1,124	10,285
Banner Corp.	400	664
*BB&T Corp.	9,700	227,077
*Beneficial Mutual Bancorp, Inc.	4,400	32,296
Berkshire Hills Bancorp, Inc.	800	15,472
BGC Partners, Inc. Class A	1,400	9,716
BlackRock, Inc.	300	51,297
BOK Financial Corp.	3,450	159,493
Boston Private Financial Holdings, Inc.	3,400	19,414
Brookline Bancorp, Inc.	2,100	20,454
Brown & Brown, Inc.	3,525	78,572
Bryn Mawr Bank Corp.	100	1,671
*Cape Bancorp, Inc.	300	2,607
#Capital City Bank Group, Inc.	900	10,755
*Capital One Financial Corp.	7,100	264,617
Capital Southwest Corp.	100	9,663
CapitalSource, Inc.	88	538
*Capitol Bancorp, Ltd.	400	456
#Capitol Federal Financial	700	16,380
Cardinal Financial Corp.	1,600	15,984
*Cardtronics, Inc.	1,100	18,645
Cash America International, Inc.	500	17,615
Cathay General Bancorp	1,200	16,320
*CB Richard Ellis Group, Inc.	2,400	44,040
Center Bancorp, Inc.	583	4,425
*Center Financial Corp.	2,200	11,484
#*Central Pacific Financial Corp.	700	1,064
#*Charles Schwab Corp. (The)	2,328	35,851
Chemical Financial Corp.	1,400	28,392
#Chubb Corp.	3,300	191,466
#Cincinnati Financial Corp.	2,400	70,656
*Citigroup, Inc.	96,759	403,485
*Citizens, Inc.	1,200	8,304

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#City Holding Co.	800	$25,360
#City National Corp.	2,700	139,239
Clifton Savings Bancorp, Inc.	1,400	11,746
CME Group, Inc.	800	231,720
#*CNA Financial Corp.	7,512	208,233
*CNA Surety Corp.	1,567	30,165
*CNO Financial Group, Inc.	4,800	26,112
#CoBiz Financial, Inc.	2,065	9,995
Cohen & Steers, Inc.	1,325	33,218
#Columbia Banking System, Inc.	2,100	38,241
Comerica, Inc.	4,003	143,227
#Commerce Bancshares, Inc.	1,467	54,044
#Community Bank System, Inc.	1,800	42,066
Community Trust Bancorp, Inc.	300	8,193
*CompuCredit Holdings Corp.	2,184	12,296
Consolidated-Tokoma Land Co.	100	2,627
#*Cowen Group, Inc.	400	1,400
*Credit Acceptance Corp.	1,200	70,572
*Crescent Financial Corp.	100	217
#Cullen Frost Bankers, Inc.	1,400	73,416
#CVB Financial Corp.	4,200	31,962
Danvers Bancorp, Inc.	1,100	16,533
#Delphi Financial Group, Inc. Class A	1,800	48,726
Dime Community Bancshares, Inc.	1,315	19,186
*Discover Financial Services	13,100	231,215
*Dollar Financial Corp.	1,000	25,020
Donegal Group, Inc. Class A	700	9,695
*Doral Financial Corp.	1,200	1,800
*E*Trade Financial Corp.	780	11,154
East West Bancorp, Inc.	4,680	82,508
Eastern Insurance Holdings, Inc.	255	2,838
Eaton Vance Corp.	200	5,754
*eHealth, Inc.	1,400	18,914
#EMC Insurance Group, Inc.	200	4,228
Employers Holdings, Inc.	2,100	33,999
#*Encore Bancshares, Inc.	100	771
*Encore Capital Group, Inc.	1,400	28,448
Endurance Specialty Holdings, Ltd.	1,950	80,730
*Enstar Group, Ltd.	400	32,076
Enterprise Financial Services Corp.	300	2,961
Epoch Holding Corp.	600	7,998
Erie Indemnity Co.	1,300	74,334
#ESSA Bancorp, Inc.	500	6,325
#Evercore Partners, Inc. Class A	400	12,144
Everest Re Group, Ltd.	1,000	84,280
*EzCorp, Inc.	1,600	34,368
F.N.B. Corp.	2,404	20,434
#FBL Financial Group, Inc. Class A	1,600	41,856
Federal Agricultural Mortgage Corp.	500	5,885
*Federated Investors, Inc.	200	4,982
Fidelity National Financial, Inc.	6,300	84,357
#*Fidelity Southern Corp.	606	4,163
Fifth Third Bancorp	15,800	198,448
Financial Institutions, Inc.	600	10,830
*First Acceptance Corp.	900	1,674
First American Financial Corp.	1,858	26,086
#First Bancorp	900	12,051
First Busey Corp.	424	1,967
*First Cash Financial Services, Inc.	700	20,349
#First Commonwealth Financial Corp.	3,920	22,814
First Community Bancshares, Inc.	1,000	13,460

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Defiance Financial Corp.	400	$4,456
First Financial Bancorp	2,800	47,152
#First Financial Bankshares, Inc.	1,300	61,438
#First Financial Corp.	800	23,384
First Financial Holdings, Inc.	1,000	10,450
First Financial Northwest, Inc.	600	2,292
#*First Horizon National Corp.	6,680	67,401
*First Marblehead Corp. (The)	300	669
First Merchants Corp.	1,430	11,898
First Mercury Financial Corp.	800	13,040
First Midwest Bancorp, Inc.	3,500	37,485
#First Niagara Financial Group, Inc.	4,845	57,413
*First Place Financial Corp.	300	993
First Security Group, Inc.	200	330
First South Bancorp, Inc.	100	1,004
#*First State Bancorporation	300	34
FirstMerit Corp.	4,436	76,210
Flagstone Reinsurance Holdings SA	458	4,992
Flushing Financial Corp.	1,400	18,410
*Forest City Enterprises, Inc. Class A	4,700	68,573
Franklin Resources, Inc.	400	45,880
Fulton Financial Corp.	6,496	60,673
Gallagher (Arthur J.) & Co.	900	25,344
#GAMCO Investors, Inc.	100	4,284
*Genworth Financial, Inc.	11,459	129,945
German American Bancorp, Inc.	604	10,208
GFI Group, Inc.	6,800	32,572
Glacier Bancorp, Inc.	2,000	26,000
*Global Indemnity P.L.C.	235	3,967
*Goldman Sachs Group, Inc. (The)	5,852	941,879
Great Southern Bancorp, Inc.	800	17,992
#*Greene Bancshares, Inc.	702	2,710
#Greenhill & Co., Inc.	300	23,301
*Greenlight Capital Re, Ltd.	1,500	42,840
#*Grubb & Ellis Co.	500	535
*Guaranty Bancorp	1,300	2,132
*Hallmark Financial Services, Inc.	1,200	10,728
#Hancock Holding Co.	1,001	31,451
*Hanmi Financial Corp.	1,100	1,287
#Hanover Insurance Group, Inc.	1,400	63,350
Harleysville Group, Inc.	1,600	54,928
#*Harris & Harris Group, Inc.	1,500	6,255
*Hartford Financial Services Group, Inc.	8,362	200,521
HCC Insurance Holdings, Inc.	3,800	100,624
Heartland Financial USA, Inc.	984	15,203
#*Heritage Commerce Corp.	200	752
*HFF, Inc.	200	1,966
*Hilltop Holdings, Inc.	2,000	19,980
*Home Bancorp, Inc.	500	6,715
Home Bancshares, Inc.	1,140	23,450
Home Federal Bancorp, Inc.	754	9,078
Horace Mann Educators Corp.	1,500	28,035
*Hudson City Bancorp, Inc.	9,300	108,345
Huntington Bancshares, Inc.	2,000	11,340
IBERIABANK Corp.	1,400	72,870
Independence Holding Co.	300	2,538
#Independent Bank Corp. (453836108)	1,200	28,188
Independent Bank Corp. (453838609)	40	70
#*Integra Bank Corp.	800	567
#*Interactive Brokers Group, Inc.	1,475	27,612
#*IntercontinentalExchange, Inc.	200	22,974

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*International Assets Holding Corp.	910	$20,066
#International Bancshares Corp.	1,606	27,511
#*Intervest Bancshares Corp.	200	460
*Invesco, Ltd.	938	21,574
*Investment Technology Group, Inc.	1,400	19,936
*Investors Bancorp, Inc.	4,524	54,288
#*Janus Capital Group, Inc.	3,200	33,792
#Jefferies Group, Inc.	3,800	90,934
Jones Lang LaSalle, Inc.	1,600	124,896
*JPMorgan Chase & Co.	49,700	1,870,211
#KBW, Inc.	1,100	27,830
Kearny Financial Corp.	1,083	9,455
*KeyCorp	19,380	158,722
#K-Fed BanCorp	400	3,012
#Lakeland Bancorp, Inc.	1,100	10,197
Lakeland Financial Corp.	300	5,697
Legacy Bancorp, Inc.	400	3,064
*Legg Mason, Inc.	1,800	55,854
*Leucadia National Corp.	4,300	109,306
*Lincoln National Corp.	11,530	282,254
*Loews Corp.	400	15,792
*Louisiana Bancorp, Inc.	100	1,447
#*M&T Bank Corp.	3,500	261,625
#*Macatawa Bank Corp.	700	1,316
MainSource Financial Group, Inc.	520	4,300
*Markel Corp.	550	184,261
MarketAxess Holdings, Inc.	1,800	32,706
*Marlin Business Services Corp.	300	3,651
*Marsh & McLennan Cos., Inc.	4,100	102,418
*Marshall & Ilsley Corp.	13,358	78,946
*Maui Land & Pineapple Co., Inc.	200	880
#MB Financial, Inc.	2,000	29,780
#*MBIA, Inc.	6,900	77,349
MCG Capital Corp.	4,100	25,953
Meadowbrook Insurance Group, Inc.	897	7,741
Medallion Financial Corp.	580	4,657
Mercer Insurance Group, Inc.	300	5,505
Mercury General Corp.	3,100	131,688
*Meridian Interstate Bancorp, Inc.	400	4,244
*MetLife, Inc.	5,005	201,852
*MF Global Holdings, Ltd.	1,800	14,094
#*MGIC Investment Corp.	7,800	68,796
*Midwest Banc Holdings, Inc.	1,100	2
Montpelier Re Holdings, Ltd.	3,600	65,952
#*Moody’s Corp.	1,300	35,178
*Morgan Stanley	12,900	320,823
*MSCI, Inc.	500	17,925
*Nara Bancorp, Inc.	2,000	15,680
*NASDAQ OMX Group, Inc. (The)	2,700	56,754
#*National Financial Partners Corp.	2,400	33,120
National Interstate Corp.	1,110	23,832
#National Penn Bancshares, Inc.	2,200	14,278
*Navigators Group, Inc. (The)	800	36,776
#NBT Bancorp, Inc.	1,494	32,943
Nelnet, Inc. Class A	2,000	44,940
*Neostem, Inc.	1,700	3,196
New Westfield Financial, Inc.	1,700	14,365
#New York Community Bancorp, Inc.	4,500	76,185
NewAlliance Bancshares, Inc.	5,300	68,317
*NewBridge Bancorp	300	1,185
#*NewStar Financial, Inc.	2,800	21,308

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Northeast Community Bancorp, Inc.	436	$2,607
Northern Trust Corp.	639	31,714
#Northfield Bancorp, Inc.	1,600	18,160
Northwest Bancshares, Inc.	4,725	53,582
NYSE Euronext, Inc.	6,000	183,840
#*Ocwen Financial Corp.	4,200	36,246
Old National BanCorp	2,200	20,812
#*Old Republic International Corp.	6,930	91,476
#Old Second Bancorp, Inc.	700	1,379
OneBeacon Insurance Group, Ltd.	1,150	16,192
*Oppenheimer Holdings, Inc. Class A	700	17,815
#*optionsXpress Holdings, Inc.	1,900	30,343
Oriental Financial Group, Inc.	800	10,584
Oritani Financial Corp.	1,200	12,732
#PacWest BanCorp	1,600	27,888
Park National Corp.	600	39,210
PartnerRe, Ltd.	1,300	103,116
*Penson Worldwide, Inc.	1,100	5,665
Peoples Bancorp, Inc.	600	7,908
#*People’s United Financial, Inc.	11,500	141,565
#*PHH Corp.	2,400	46,248
*Phoenix Cos., Inc. (The)	4,100	8,610
*PICO Holdings, Inc.	800	24,592
#*Pinnacle Financial Partners, Inc.	937	10,691
*Piper Jaffray Cos., Inc.	1,000	30,970
Platinum Underwriters Holdings, Ltd.	259	11,150
*PMI Group, Inc. (The)	9,300	31,155
*PNC Financial Services Group, Inc.	6,800	366,520
*Popular, Inc.	9,439	25,768
#*Portfolio Recovery Associates, Inc.	900	60,345
Presidential Life Corp.	1,200	11,484
#*Principal Financial Group, Inc.	9,131	245,076
#PrivateBancorp, Inc.	2,100	24,759
*ProAssurance Corp.	1,900	109,231
*Progressive Corp.	3,631	76,832
#Prosperity Bancshares, Inc.	2,435	75,704
Protective Life Corp.	2,100	50,337
Provident Financial Holdings, Inc.	600	4,074
#Provident Financial Services, Inc.	500	6,320
Provident New York Bancorp	1,860	16,498
*Prudential Financial, Inc.	4,600	241,868
Radian Group, Inc.	4,100	31,119
Raymond James Financial, Inc.	700	19,754
Regions Financial Corp.	36,800	231,840
Reinsurance Group of America, Inc.	2,273	113,809
RenaissanceRe Holdings, Ltd.	900	54,234
#Renasant Corp.	1,200	19,620
Republic Bancorp, Inc. Class A	1,000	20,440
Resource America, Inc.	100	617
#RLI Corp.	1,200	68,904
Rockville Financial, Inc.	300	3,393
*Rodman & Renshaw Capital Group, Inc.	2,000	5,740
#Roma Financial Corp.	1,100	10,901
Rome Bancorp, Inc.	100	1,090
#S&T Bancorp, Inc.	1,400	27,440
S.Y. Bancorp, Inc.	700	17,150
*Safeguard Scientifics, Inc.	200	2,944
Safety Insurance Group, Inc.	900	41,814
Sanders Morris Harris Group, Inc.	500	2,900
Sandy Spring Bancorp, Inc.	1,410	24,534
SCBT Financial Corp.	600	18,318

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
SeaBright Holdings, Inc.	1,230	$10,295
*Seacoast Banking Corp. of Florida	300	375
SEI Investments Co.	300	6,645
#Selective Insurance Group, Inc.	2,417	40,896
Sierra BanCorp	500	5,205
*Signature Bank	700	29,568
Simmons First National Corp.	1,000	27,190
*SLM Corp.	6,200	73,780
*Smithtown Bancorp, Inc.	100	373
Southside Bancshares, Inc.	920	17,305
#Southwest Bancorp, Inc.	910	9,009
#*St. Joe Co. (The)	1,900	38,361
StanCorp Financial Group, Inc.	500	21,450
State Auto Financial Corp.	1,400	21,924
State Bancorp, Inc.	700	6,426
State Street Corp.	4,000	167,040
StellarOne Corp.	814	10,403
#Sterling Bancorp	600	5,634
#Sterling Bancshares, Inc.	2,700	14,553
#*Sterling Financial Corp.	700	378
#Stewart Information Services Corp.	300	3,246
#*Stifel Financial Corp.	1,327	62,887
Student Loan Corp.	700	20,874
#Suffolk Bancorp	510	13,209
*Sun Bancorp, Inc.	992	3,918
*SunTrust Banks, Inc.	9,400	235,188
#Susquehanna Bancshares, Inc.	4,200	33,180
#*SVB Financial Group	1,300	56,342
SWS Group, Inc.	700	4,809
#Synovus Financial Corp.	15,900	34,344
T. Rowe Price Group, Inc.	1,203	66,490
#*Taylor Capital Group, Inc.	600	7,236
#TCF Financial Corp.	3,000	39,480
*TD Ameritrade Holding Corp.	1,400	23,926
*Tejon Ranch Co.	676	15,048
Territorial Bancorp, Inc.	700	11,879
#*Texas Capital Bancshares, Inc.	1,100	19,965
TFS Financial Corp.	500	4,375
*Thomas Properties Group, Inc.	1,000	3,740
Tompkins Financial Corp.	620	23,932
Torchmark Corp.	2,300	131,744
#Tower Group, Inc.	1,400	33,992
#TowneBank	1,400	20,300
*TradeStation Group, Inc.	2,200	12,078
Transatlantic Holdings, Inc.	1,900	99,940
Travelers Cos., Inc. (The)	6,700	369,840
*Tree.com, Inc.	473	3,500
TriCo Bancshares	300	4,677
#Trustco Bank Corp.	1,200	6,468
Trustmark Corp.	2,100	46,389
U.S. Bancorp	9,208	222,649
UMB Financial Corp.	1,356	50,253
#Umpqua Holdings Corp.	4,300	47,300
Union First Market Bankshares Corp.	1,406	18,081
#United Bankshares, Inc.	600	16,032
*United Community Banks, Inc.	1,138	2,230
United Financial Bancorp, Inc.	916	12,403
United Fire & Casualty Co.	1,400	28,042
*United Security Bancshares	324	1,588
*United Western Bancorp, Inc.	100	42
Unitrin, Inc.	2,300	55,890

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Univest Corp. of Pennsylvania	800	$15,088
*Unum Group	11,300	253,346
Validus Holdings, Ltd.	1,800	51,048
Valley National BanCorp	2,776	37,032
ViewPoint Financial Group	1,120	10,752
*Virginia Commerce Bancorp, Inc.	1,540	8,177
Waddell & Reed Financial, Inc.	300	8,721
Washington Banking Co.	887	11,167
Washington Federal, Inc.	4,460	67,034
Washington Trust Bancorp, Inc.	900	18,081
*Waterstone Financial, Inc.	500	1,870
#Webster Financial Corp.	2,100	35,952
*Wells Fargo & Co.	49,337	1,286,709
WesBanco, Inc.	1,500	24,915
*West Bancorporation, Inc.	800	5,256
#*West Coast Bancorp	264	694
Westamerica Bancorporation	1,366	68,327
#*Western Alliance Bancorp	900	5,436
Westwood Holdings Group, Inc.	200	7,206
White Mountains Insurance Group, Ltd.	500	159,600
Whitney Holding Corp.	1,600	13,248
#Wilmington Trust Corp.	2,000	14,220
Wilshire Bancorp, Inc.	1,500	10,065
#Wintrust Financial Corp.	425	12,724
*World Acceptance Corp.	700	30,205
WR Berkley Corp.	4,250	116,960
*Yadkin Valley Financial Corp.	200	466
*Zions Bancorporation	5,143	106,254

Total Financials		24,613,871

Health Care — (3.5%)
*Abaxis, Inc.	500	12,005
#*ABIOMED, Inc.	300	3,093
*Accuray, Inc.	2,028	13,344
*Affymetrix, Inc.	2,400	10,752
*Albany Molecular Research, Inc.	600	3,840
#*Align Technology, Inc.	1,800	30,654
*Allscripts Healthcare Solutions, Inc.	3,520	67,197
*Alphatec Holdings, Inc.	2,900	6,322
*American Dental Partners, Inc.	700	8,162
*AmerisourceBergen Corp.	1,400	45,948
*AMN Healthcare Services, Inc.	800	4,240
Analogic Corp.	700	31,941
*AngioDynamics, Inc.	1,100	15,642
*Animal Health International, Inc.	600	1,668
*ArthroCare Corp.	1,200	32,736
*athenahealth, Inc.	205	8,194
*Bard (C.R.), Inc.	200	16,624
#Beckman Coulter, Inc.	1,800	95,832
#*Becton Dickinson & Co.	1,107	83,601
*BioClinica, Inc.	600	2,418
*Bio-Rad Laboratories, Inc. Class A	1,000	90,620
*Bio-Reference Labs, Inc.	1,300	28,028
*BMP Sunstone Corp.	2,000	19,680
*Boston Scientific Corp.	20,100	128,238
*Bruker BioSciences Corp.	1,000	14,990
#*Caliper Life Sciences, Inc.	2,400	10,800
*Cambrex Corp.	1,300	5,889
Cantel Medical Corp.	900	16,668
#Cardinal Health, Inc.	3,900	135,291
#*CardioNet, Inc.	600	3,060

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Cardiovascular Systems, Inc.	500	$3,295
*CareFusion Corp.	5,097	123,042
*Celera Corp.	4,846	27,622
#*Cepheid, Inc.	674	14,181
#*Cerner Corp.	600	52,698
#*Charles River Laboratories International, Inc.	1,900	62,263
*CombiMatrix Corp.	300	648
Computer Programs & Systems, Inc.	100	4,567
*CONMED Corp.	1,400	30,814
*Corvel Corp.	600	26,880
#*Covance, Inc.	1,900	89,281
*Cross Country Healthcare, Inc.	588	4,292
*CryoLife, Inc.	1,450	9,352
*Cutera, Inc.	600	4,338
*Cyberonics, Inc.	400	11,004
*Cynosure, Inc. Class A	500	5,090
#*Cytori Therapeutics, Inc.	1,500	7,290
#DENTSPLY International, Inc.	200	6,278
*DexCom, Inc.	1,700	23,375
*Dionex Corp.	400	35,692
#*Edwards Lifesciences Corp.	600	38,346
*Endologix, Inc.	1,300	7,189
*eResearch Technology, Inc.	2,800	21,336
*Exactech, Inc.	500	8,130
*Express Scripts, Inc.	1,822	88,403
#*Genomic Health, Inc.	300	4,248
#*Gen-Probe, Inc.	900	43,587
*Greatbatch, Inc.	1,100	23,925
*Haemonetics Corp.	1,400	76,510
#*Hansen Medical, Inc.	600	1,026
*Harvard Bioscience, Inc.	910	3,585
#*HealthSouth Corp.	209	3,781
*HealthStream, Inc.	1,033	6,611
*Henry Schein, Inc.	2,806	157,557
Hill-Rom Holdings, Inc.	2,324	90,055
*HMS Holdings Corp.	600	36,066
*ICU Medical, Inc.	800	29,200
#*IDEXX Laboratories, Inc.	500	29,980
#*Illumina, Inc.	850	46,164
*Immucor, Inc.	800	13,920
*Insulet Corp.	330	5,264
*Integra LifeSciences Holdings Corp.	1,600	68,832
*Intuitive Surgical, Inc.	200	52,590
Invacare Corp.	1,500	40,500
*IRIS International, Inc.	700	6,482
*Kendle International, Inc.	200	1,822
#*Kensey Nash Corp.	500	13,480
*Kinetic Concepts, Inc.	2,600	98,878
#*Laboratory Corp. of America Holdings	300	24,396
Landauer, Inc.	300	18,327
*LeMaitre Vascular, Inc.	800	5,200
*Life Technologies Corp.	3,667	184,010
*Luminex Corp.	132	2,377
#*MAKO Surgical Corp.	200	2,156
*Martek Biosciences Corp.	900	19,755
#Masimo Corp.	1,000	30,170
*McKesson Corp.	1,700	112,166
*MedAssets, Inc.	650	12,051
*Medco Health Solutions, Inc.	1,300	68,289
*Medical Action Industries, Inc.	700	6,944
*MedQuist, Inc.	400	3,392

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*MEDTOX Scientific, Inc.	200	$2,346
*Medtronic, Inc.	3,100	109,151
Meridian Bioscience, Inc.	500	11,445
*Merit Medical Systems, Inc.	1,600	25,296
#*Metabolix, Inc.	500	6,980
#*Mettler Toledo International, Inc.	300	39,168
*MWI Veterinary Supply, Inc.	600	34,320
*Natus Medical, Inc.	1,386	18,157
*Neurometrix, Inc.	700	368
#*NuVasive, Inc.	200	5,240
*NxStage Medical, Inc.	1,400	28,224
Omnicare, Inc.	2,800	67,536
*Omnicell, Inc.	1,800	25,146
*OraSure Technologies, Inc.	1,900	7,733
*Orthovita, Inc.	1,400	3,052
*Osteotech, Inc.	600	3,894
Owens & Minor, Inc.	1,050	29,904
*Palomar Medical Technologies, Inc.	900	9,522
*Parexel International Corp.	2,000	43,000
#*Patterson Cos., Inc.	1,400	38,710
*PDI, Inc.	700	6,139
*PerkinElmer, Inc.	5,400	126,630
Pharmaceutical Products Development Service, Inc.	4,900	126,469
*Providence Service Corp.	800	13,144
#*PSS World Medical, Inc.	1,900	44,897
Quality Systems, Inc.	500	32,130
Quest Diagnostics, Inc.	500	24,570
#*Quidel Corp.	300	3,468
*Regeneration Technologies, Inc.	2,800	6,916
*RehabCare Group, Inc.	700	15,561
#*ResMed, Inc.	600	19,122
*Rochester Medical Corp.	200	2,180
#*Sequenom, Inc.	622	3,950
#*Sirona Dental Systems, Inc.	2,400	90,360
*SonoSite, Inc.	788	24,562
*Spectranetics Corp.	1,700	7,990
#*St. Jude Medical, Inc.	600	22,980
#*Staar Surgical Co.	600	3,162
*Stereotaxis, Inc.	600	2,370
Steris Corp.	1,000	34,220
#Stryker Corp.	1,100	54,439
*SurModics, Inc.	600	7,176
*Symmetry Medical, Inc.	1,500	13,275
*Synovis Life Technologies, Inc.	600	9,000
#Techne Corp.	550	33,506
#Teleflex, Inc.	2,300	128,225
*Thermo Fisher Scientific, Inc.	5,486	282,090
*Thoratec Corp.	600	19,584
*TomoTherapy, Inc.	500	1,910
Universal American Corp.	2,900	46,632
*Varian Medical Systems, Inc.	800	50,576
*Vascular Solutions, Inc.	1,012	10,960
*Vital Images, Inc.	800	10,640
*Waters Corp.	800	59,304
West Pharmaceutical Services, Inc.	2,006	71,594
*Wright Medical Group, Inc.	1,900	25,346
Young Innovations, Inc.	400	11,108
*Zimmer Holdings, Inc.	1,400	66,416
*Zoll Medical Corp.	1,100	35,783

Total Health Care		5,053,755

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (11.3%)
#*3D Systems Corp.	995	$25,711
*3M Co.	1,400	117,908
A.O. Smith Corp.	1,300	72,839
AAON, Inc.	1,100	27,005
ABM Industries, Inc.	2,100	47,355
*Acacia Technologies Group	700	18,634
*ACCO Brands Corp.	1,200	7,476
Aceto Corp.	1,340	9,876
Actuant Corp. Class A	2,800	62,916
#Acuity Brands, Inc.	1,000	50,070
Administaff, Inc.	700	18,347
*Advisory Board Co. (The)	500	23,405
*Aecom Technology Corp.	2,600	68,874
*AGCO Corp.	1,945	82,604
#*Air Transport Services Group, Inc.	2,900	19,488
Aircastle, Ltd.	3,400	31,314
#*AirTran Holdings, Inc.	2,700	19,980
Alamo Group, Inc.	700	16,800
#*Alaska Air Group, Inc.	1,150	60,720
Albany International Corp.	1,100	22,440
Alexander & Baldwin, Inc.	2,300	79,189
#Allegiant Travel Co.	50	2,354
*Altra Holdings, Inc.	800	11,840
*Amerco, Inc.	1,100	90,552
#*American Commercial Lines, Inc.	800	26,520
*American Railcar Industries, Inc.	1,200	18,492
*American Reprographics Co.	2,100	14,952
American Science & Engineering, Inc.	500	41,175
#*American Superconductor Corp.	710	23,891
#American Woodmark Corp.	800	14,160
Ameron International Corp.	500	34,380
Ametek, Inc.	1,100	59,455
Ampco-Pittsburgh Corp.	300	7,755
*AMR Corp.	3,800	29,944
*APAC Customer Services, Inc.	1,300	7,891
#Apogee Enterprises, Inc.	1,200	12,588
Applied Industrial Technologies, Inc.	1,900	57,779
Applied Signal Technologies, Inc.	810	27,184
*Argan, Inc.	700	5,929
#Arkansas Best Corp.	1,100	27,863
#*Armstrong World Industries, Inc.	665	27,764
*ArvinMeritor, Inc.	1,000	16,580
*Astec Industries, Inc.	1,200	35,364
*Astronics Corp.	500	10,425
*Atlas Air Worldwide Holdings, Inc.	900	47,034
*Avery Dennison Corp.	700	25,445
#*Avis Budget Group, Inc.	3,100	35,991
AZZ, Inc.	700	25,998
*Babcock & Wilcox Co.	300	6,846
#Badger Meter, Inc.	700	29,071
*Baker (Michael) Corp.	552	18,039
#Baldor Electric Co.	2,700	113,454
Barnes Group, Inc.	2,000	36,380
Barrett Business Services, Inc.	400	6,140
*BE Aerospace, Inc.	2,802	103,002
*Beacon Roofing Supply, Inc.	2,100	30,996
Belden, Inc.	2,600	72,540
*Blount International, Inc.	1,400	21,000
*BlueLinx Holdings, Inc.	1,500	4,725
Bowne & Co., Inc.	800	9,080
Brady Co. Class A	2,300	70,725

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Briggs & Stratton Corp.	1,400	$24,640
Brink’s Co. (The)	2,000	47,200
*BTU International, Inc.	400	2,872
Bucyrus International, Inc.	900	61,344
*Builders FirstSource, Inc.	1,800	3,636
#*C.H. Robinson Worldwide, Inc.	1,300	91,624
*CAI International, Inc.	900	14,850
Carlisle Cos., Inc.	2,600	91,182
Cascade Corp.	600	21,234
*Casella Waste Systems, Inc.	1,100	5,423
#*CBIZ, Inc.	1,200	7,104
CDI Corp.	1,000	14,330
*CECO Environmental Corp.	500	2,755
*Celadon Group, Inc.	1,200	15,564
#*Cenveo, Inc.	1,400	7,700
*Chart Industries, Inc.	1,000	23,300
Chase Corp.	400	6,344
#*Cintas Corp.	900	24,723
CIRCOR International, Inc.	900	31,572
CLAROC, Inc.	2,340	92,804
*Clean Harbors, Inc.	800	56,400
*Colfax Corp.	2,200	35,354
*Columbus McKinnon Corp.	1,100	19,316
Comfort Systems USA, Inc.	1,000	11,450
*Commercial Vehicle Group, Inc.	500	6,715
*Consolidated Graphics, Inc.	600	27,930
#Con-way, Inc.	1,072	35,387
Cooper Industries P.L.C.	1,900	99,598
*Copart, Inc.	150	5,079
Corporate Executive Board Co.	900	28,116
#*Corrections Corp. of America	4,500	115,515
#*CoStar Group, Inc.	1,170	58,102
Courier Corp.	600	8,880
Covanta Holding Corp.	3,402	53,684
*Covenant Transportation Group, Inc.	500	3,660
*CRA International, Inc.	300	5,595
Crane Co.	1,700	65,042
*CSX Corp.	6,600	405,570
*Cummins, Inc.	2,700	237,870
Danaher Corp.	3,660	158,698
Deere & Co.	1,200	92,160
*Delta Air Lines, Inc.	1,200	16,668
#Diamond Management & Technology Consultants, Inc.	700	8,729
#*Dollar Thrifty Automotive Group, Inc.	100	4,640
#Donaldson Co., Inc.	600	29,232
*Dover Corp.	2,500	132,750
*Dun & Bradstreet Corp. (The)	300	22,323
*DXP Enterprises, Inc.	800	15,232
*Dycom Industries, Inc.	1,625	17,387
*Dynamex, Inc.	300	6,342
Dynamic Materials Corp.	700	10,871
*Eagle Bulk Shipping, Inc.	3,100	15,903
*Eaton Corp.	2,000	177,660
*EMCOR Group, Inc.	4,100	105,985
*Emerson Electric Co.	1,950	107,055
#Encore Wire Corp.	800	16,608
*Ener1, Inc.	2,400	8,688
*Energy Conversion Devices, Inc.	600	2,706
#*Energy Recovery, Inc.	1,500	5,340
EnergySolutions, Inc.	300	1,407
*EnerSys	1,936	51,033

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Ennis, Inc.	1,000	$18,040
*EnPro Industries, Inc.	1,150	40,411
*Equifax, Inc.	2,900	96,077
ESCO Technologies, Inc.	1,025	35,137
#*Evergreen Solar, Inc.	1,100	1,023
#*Expeditors International of Washington, Inc.	700	34,552
*Exponent, Inc.	800	25,536
*Express-1 Expedited Solutions, Inc.	1,700	4,165
*ExpressJet Holdings, Inc.	800	5,384
#*Fastenal Co.	700	36,036
Federal Signal Corp.	2,200	12,430
FedEx Corp.	2,988	262,107
*Flanders Corp.	1,100	3,707
*Flow International Corp.	672	1,774
#*Fluor Corp.	1,400	67,466
#Forward Air Corp.	1,400	37,632
*Franklin Covey Co.	800	6,704
Franklin Electric Co., Inc.	1,300	46,943
#Freightcar America, Inc.	700	18,522
*Frozen Food Express Industries	900	2,844
#*FTI Consulting, Inc.	1,000	35,460
*Fuel Tech, Inc.	700	4,263
*FuelCell Energy, Inc.	500	570
*Furmanite Corp.	1,123	6,457
G & K Services, Inc. Class A	957	23,657
Gardner Denver Machinery, Inc.	2,425	140,214
#GATX Corp.	2,200	69,652
#*Genco Shipping & Trading, Ltd.	1,100	18,205
#*General Cable Corp.	1,400	39,116
General Electric Co.	72,515	1,161,690
*Genesee & Wyoming, Inc.	1,800	83,214
*GEO Group, Inc. (The)	3,240	83,106
#*Gibraltar Industries, Inc.	1,300	11,869
*Goodrich Corp.	1,000	82,070
#Gorman-Rupp Co. (The)	950	28,329
*GP Strategies Corp.	600	5,208
Graco, Inc.	200	6,882
*Graftech International, Ltd.	2,100	34,587
Graham Corp.	500	8,485
#Granite Construction, Inc.	1,300	31,434
Great Lakes Dredge & Dock Corp.	2,500	15,475
*Greenbrier Cos., Inc.	1,200	21,840
#*GT Solar International, Inc.	1,700	13,991
#*H&E Equipment Services, Inc.	1,900	18,468
Hardinge, Inc.	400	3,192
Harsco Corp.	3,800	88,084
#*Hawaiian Holdings, Inc.	1,200	8,784
*Hawk Corp.	500	24,915
Healthcare Services Group, Inc.	900	21,627
Heartland Express, Inc.	1,400	20,874
#HEICO Corp.	775	38,580
HEICO Corp. Class A	1,127	41,857
Heidrick & Struggles International, Inc.	200	4,296
Herman Miller, Inc.	900	17,307
#*Hertz Global Holdings, Inc.	9,900	112,068
#*Hexcel Corp.	4,700	83,519
*Hill International, Inc.	600	3,222
HNI Corp.	2,300	56,718
*Hoku Corp.	1,300	3,640
*Honeywell International, Inc.	2,050	96,576
Horizon Lines, Inc.	1,800	7,758

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Houston Wire & Cable Co.	900	$10,377
*Hub Group, Inc. Class A	1,000	32,470
Hubbell, Inc. Class B	1,800	97,236
*Hudson Highland Group, Inc.	1,200	4,224
*Hurco Cos., Inc.	300	5,520
*Huron Consulting Group, Inc.	887	17,660
*ICF International, Inc.	500	12,810
IDEX Corp.	2,841	102,503
*IHS, Inc.	650	46,956
Illinois Tool Works, Inc.	1,430	65,351
Ingersoll-Rand P.L.C.	69	2,712
*Innerworkings, Inc.	400	2,748
*Insituform Technologies, Inc.	800	17,280
Insteel Industries, Inc.	800	6,872
*Integrated Electrical Services, Inc.	200	730
Interface, Inc. Class A	2,600	37,414
*Interline Brands, Inc.	1,400	28,126
International Shipholding Corp.	300	8,391
Intersections, Inc.	600	5,832
#Iron Mountain, Inc.	5,280	115,051
#J.B. Hunt Transport Services, Inc.	1,100	39,556
*Jacobs Engineering Group, Inc.	1,800	69,498
#*JetBlue Airways Corp.	18,123	126,499
John Bean Technologies Corp.	700	11,970
Joy Global, Inc.	800	56,760
*Kadant, Inc.	800	15,728
Kaman Corp. Class A	1,400	37,730
*Kansas City Southern	2,100	92,022
Kaydon Corp.	1,600	55,792
KBR, Inc.	200	5,080
*Kelly Services, Inc. Class A	1,700	25,245
Kennametal, Inc.	2,600	88,764
*Key Technology, Inc.	200	3,000
*Kforce, Inc.	1,400	21,014
Kimball International, Inc. Class B	1,400	8,512
#*Kirby Corp.	3,000	128,970
#Knight Transportation, Inc.	2,700	48,249
Knoll, Inc.	1,300	19,721
#*Korn/Ferry International	1,900	33,497
Landstar System, Inc.	900	33,858
Lawson Products, Inc.	400	7,372
*Layne Christensen Co.	800	22,352
*LB Foster Co. Class A	300	9,906
#Lennox International, Inc.	500	20,505
Lincoln Electric Holdings, Inc.	2,000	119,520
#Lindsay Corp.	700	40,355
LSI Industries, Inc.	600	5,550
*Lydall, Inc.	800	5,944
*M&F Worldwide Corp.	1,000	26,880
#Manitowoc Co., Inc. (The)	2,100	23,394
Manpower, Inc.	1,095	59,929
Marten Transport, Ltd.	1,300	27,612
#*Masco Corp.	2,100	22,386
*MasTec, Inc.	3,046	37,161
*McDermott International, Inc.	600	9,258
McGrath Rentcorp	1,266	32,042
*Metalico, Inc.	2,069	8,979
Met-Pro Corp.	800	9,032
#*Middleby Corp.	800	59,728
Miller Industries, Inc.	500	6,730
#Mine Safety Appliances Co.	2,000	56,320

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Mobile Mini, Inc.	1,500	$26,145
#*Monster Worldwide, Inc.	4,845	87,501
MSC Industrial Direct Co., Inc. Class A	400	22,776
Mueller Industries, Inc.	1,900	55,860
Mueller Water Products, Inc.	5,100	15,402
Multi-Color Corp.	700	11,165
#NACCO Industries, Inc. Class A	300	29,778
*Navigant Consulting, Inc.	1,700	15,555
#*NCI Building Systems, Inc.	80	793
*NN, Inc.	700	5,824
#Nordson Corp.	600	46,812
*Norfolk Southern Corp.	5,000	307,450
*Northwest Pipe Co.	500	9,410
*On Assignment, Inc.	1,565	8,842
*Orion Marine Group, Inc.	500	6,255
#*Oshkosh Corp.	280	8,263
*Owens Corning, Inc.	4,200	113,568
*P.A.M. Transportation Services, Inc.	500	5,490
#*PACCAR, Inc.	2,000	102,520
#*Pacer International, Inc.	1,500	8,355
*Parker Hannifin Corp.	1,075	82,291
*Park-Ohio Holdings Corp.	400	6,356
Pentair, Inc.	2,800	91,644
*PGT, Inc.	2,000	4,200
*Pinnacle Airlines Corp.	800	4,608
*Pitney Bowes, Inc.	400	8,776
#*PMFG, Inc.	900	14,085
Portec Rail Products, Inc.	400	4,640
*Powell Industries, Inc.	600	18,516
#*Power-One, Inc.	2,300	23,943
#*PowerSecure International, Inc.	1,100	10,351
#*Precision Castparts Corp.	600	81,948
*PRGX Global, Inc.	1,100	6,600
*Quality Distribution, Inc.	289	2,066
Quanex Building Products Corp.	1,000	18,020
*Quanta Services, Inc.	3,500	68,810
*R. R. Donnelley & Sons Co.	4,800	88,560
#Raven Industries, Inc.	500	20,560
*RBC Bearings, Inc.	1,200	39,984
Regal-Beloit Corp.	1,300	75,023
Republic Services, Inc.	4,100	122,221
Resources Connection, Inc.	2,400	38,856
Robbins & Myers, Inc.	1,728	50,164
#*Robert Half International, Inc.	600	16,266
*Rockwell Automation, Inc.	500	31,185
#Rollins, Inc.	1,600	41,680
#*Roper Industries, Inc.	500	34,715
#*RSC Holdings, Inc.	600	4,848
*Rush Enterprises, Inc. Class A	1,400	22,246
#*Ryder System, Inc.	2,600	113,750
*Saia, Inc.	900	13,032
*Sauer-Danfoss, Inc.	700	15,477
Schawk, Inc.	200	3,884
#*School Specialty, Inc.	300	4,020
*Shaw Group, Inc.	2,650	80,984
SIFCO Industries, Inc.	100	1,366
Simpson Manufacturing Co., Inc.	2,600	69,108
SkyWest, Inc.	2,300	34,868
*Southwest Airlines Co.	11,400	156,864
*Sparton Corp.	100	731
#*Spire Corp.	400	2,336

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Spirit Aerosystems Holdings, Inc.	3,200	$69,248
#SPX Corp.	1,600	107,296
*Standard Parking Corp.	400	6,836
#Standard Register Co.	1,100	3,531
Standex International Corp.	500	13,465
#Steelcase, Inc. Class A	2,100	17,661
#*Stericycle, Inc.	400	28,696
Sun Hydraulics, Inc.	500	15,535
#*SunPower Corp. Class A	200	2,728
*SunPower Corp. Class B	192	2,534
*SYKES Enterprises, Inc.	2,405	39,947
*Sypris Solutions, Inc.	600	1,998
TAL International Group, Inc.	900	25,218
#*Taser International, Inc.	2,000	7,920
*Team, Inc.	800	15,872
Technology Research Corp.	300	1,098
*Tecumseh Products Co. Class A	210	2,720
Tennant Co.	800	26,840
#*Terex Corp.	400	8,980
*Tetra Tech, Inc.	500	10,530
Textainer Group Holdings, Ltd.	2,700	70,146
*Thomas & Betts Corp.	1,800	78,390
Timken Co.	4,397	182,124
#Titan International, Inc.	1,284	19,478
*Titan Machinery, Inc.	900	17,496
Toro Co.	700	39,732
#Towers Watson & Co.	1,200	61,704
*Trailer Bridge, Inc.	400	1,240
*TRC Cos., Inc.	600	1,452
*Trex Co., Inc.	400	7,180
*Trimas Corp.	1,500	23,745
#Trinity Industries, Inc.	3,200	72,736
*TrueBlue, Inc.	2,500	35,125
*Tutor Perini Corp.	1,500	34,815
Twin Disc, Inc.	700	14,252
*Tyco International, Ltd.	302	11,579
*Ultralife Corp.	400	2,100
UniFirst Corp.	700	32,221
*Union Pacific Corp.	6,294	551,858
#*United Continental Holdings, Inc.	2,845	82,619
*United Parcel Service, Inc.	1,700	114,478
*United Rentals, Inc.	2,300	43,217
*United Stationers, Inc.	700	39,340
*United Technologies Corp.	2,577	192,682
#Universal Forest Products, Inc.	900	27,126
*Universal Truckload Services, Inc.	500	7,175
*URS Corp.	2,200	85,646
*US Airways Group, Inc.	5,600	66,024
US Ecology, Inc.	510	8,272
*USA Truck, Inc.	505	6,929
#*USG Corp.	4,900	62,132
UTi Worldwide, Inc.	757	14,550
Valmont Industries, Inc.	1,200	94,620
Viad Corp.	1,000	19,960
#Vicor Corp.	1,500	26,715
#*Vishay Precision Group, Inc.	207	3,519
*Volt Information Sciences, Inc.	1,000	8,080
*W.W. Grainger, Inc.	300	37,209
#*Wabash National Corp.	1,200	9,672
Wabtec Corp.	2,050	96,022
#*Waste Connections, Inc.	1,400	57,036

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Waste Management, Inc.	2,940	$105,017
Watsco, Inc. Class A	400	22,388
#Watts Water Technologies, Inc.	1,541	54,197
*WCA Waste Corp.	500	2,480
#Werner Enterprises, Inc.	3,300	70,356
*WESCO International, Inc.	2,500	107,050
#Woodward Governor Co.	3,025	94,804

Total Industrials		16,150,254

Information Technology — (13.8%)
Accenture P.L.C. Class A	1,500	67,065
*ACI Worldwide, Inc.	1,700	41,429
*Acme Packet, Inc.	1,400	55,370
#*Acorn Energy, Inc.	500	2,190
*Actel Corp.	1,400	29,204
*ActivIdentity Corp.	800	2,584
Activision Blizzard, Inc.	8,400	96,348
*Actuate Corp.	800	3,872
*Acxiom Corp.	3,600	63,180
*ADC Telecommunications, Inc.	1,400	17,766
*Adept Technology, Inc.	100	634
*Adobe Systems, Inc.	1,450	40,817
*ADPT Corp.	4,937	14,811
Adtran, Inc.	1,300	41,951
*Advanced Analogic Technologies, Inc.	2,100	7,896
#*Advanced Energy Industries, Inc.	1,800	25,848
*Advanced Micro Devices, Inc.	4,400	32,252
#*Advent Software, Inc.	600	32,232
*Agilent Technologies, Inc.	2,400	83,520
*Agilysys, Inc.	1,100	6,600
*Akamai Technologies, Inc.	3,100	160,177
#*Alliance Data Systems Corp.	200	12,144
#*Altera Corp.	400	12,484
*Amdocs, Ltd.	1,400	42,952
American Software, Inc. Class A	1,150	6,946
#*Amkor Technology, Inc.	4,200	30,282
Amphenol Corp.	600	30,078
*Amtech Systems, Inc.	400	6,696
*Anadigics, Inc.	3,200	21,664
*Analog Devices, Inc.	900	30,303
#*Anixter International, Inc.	1,200	64,428
#*Ansys, Inc.	300	13,575
*AOL, Inc.	3,770	100,584
*Apple, Inc.	3,951	1,188,737
*Applied Materials, Inc.	13,325	164,697
*Applied Micro Circuits Corp.	2,672	26,907
*Ariba, Inc.	4,600	86,388
#*Arris Group, Inc.	4,400	40,964
*Arrow Electronics, Inc.	4,500	133,245
*Art Technology Group, Inc.	3,005	12,591
*Aruba Networks, Inc.	2,200	48,202
*Aspen Technology, Inc.	600	6,720
*Atheros Communications, Inc.	800	24,832
*Atmel Corp.	15,200	134,672
#*ATMI, Inc.	1,200	21,204
*AuthenTec, Inc.	1,700	3,621
#*Autodesk, Inc.	800	28,944
Automatic Data Processing, Inc.	1,000	44,420
*Aviat Networks, Inc.	900	4,095
*Avid Technology, Inc.	2,000	25,240
*Avnet, Inc.	1,500	44,670

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
AVX Corp.	7,900	$113,286
*AXT, Inc.	1,600	13,200
Bel Fuse, Inc. Class B	600	13,686
*Benchmark Electronics, Inc.	3,200	52,576
*BigBand Networks, Inc.	3,400	10,098
Black Box Corp.	1,000	33,200
#Blackbaud, Inc.	200	5,078
#*Blackboard, Inc.	900	37,566
#*Blue Coat Systems, Inc.	1,200	32,364
*BMC Software, Inc.	1,750	79,555
*Bottomline Technologies, Inc.	1,300	23,426
*Brightpoint, Inc.	2,900	21,721
*Broadcom Corp.	1,552	63,228
Broadridge Financial Solutions, Inc.	500	11,000
*Brocade Communications Systems, Inc.	9,300	58,776
*Brooks Automation, Inc.	300	2,037
*CA, Inc.	2,600	60,346
#*Cabot Microelectronics Corp.	921	35,578
#*Cadence Design Systems, Inc.	2,400	20,328
*CalAmp Corp.	800	1,960
*Callidus Software, Inc.	1,300	6,383
*Cascade Microtech, Inc.	700	2,520
Cass Information Systems, Inc.	600	20,718
#*Cavium Networks, Inc.	64	2,040
#*CEVA, Inc.	1,230	22,767
*Checkpoint Systems, Inc.	2,100	46,200
*Ciber, Inc.	1,500	5,505
#*Cirrus Logic, Inc.	3,500	44,975
*Cisco Sytems, Inc.	18,300	417,789
*Citrix Systems, Inc.	300	19,221
*Clearfield, Inc.	600	1,728
Cognex Corp.	1,400	37,380
*Cognizant Technology Solutions Corp.	700	45,633
*Cogo Group, Inc.	1,722	13,104
*Coherent, Inc.	1,388	58,240
Cohu, Inc.	1,400	20,090
#*CommScope, Inc.	4,500	142,470
Communications Systems, Inc.	400	4,744
*CommVault Systems, Inc.	1,000	28,930
*Compellent Technologies, Inc.	343	8,668
*Computer Sciences Corp.	2,300	112,815
*Compuware Corp.	10,300	103,103
*comScore, Inc.	743	17,468
*Comverge, Inc.	500	3,825
*Concur Technologies, Inc.	900	46,458
*Conexant Systems, Inc.	2,400	3,624
#*Constant Contact, Inc.	500	11,500
*Convergys Corp.	4,500	50,940
*CoreLogic, Inc.	3,058	53,729
*Corning, Inc.	12,200	223,016
*Cray, Inc.	1,100	6,578
#*Cree, Inc.	1,200	61,548
#*CSG Systems International, Inc.	400	7,776
*Cymer, Inc.	1,400	51,730
*Cypress Semiconductor Corp.	1,500	21,150
Daktronics, Inc.	200	2,184
*Datalink Corp.	600	2,532
DDi Corp.	1,000	10,280
#*DealerTrack Holdings, Inc.	1,400	27,048
*Dell, Inc.	4,249	61,101
*Deltek, Inc.	1,382	10,863

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*DG FastChannel, Inc.	1,200	$28,260
*Dice Holdings, Inc.	2,600	23,530
Diebold, Inc.	1,800	55,170
*Digi International, Inc.	700	6,762
#*Digital River, Inc.	600	22,356
#*Diodes, Inc.	1,100	24,178
*Dolby Laboratories, Inc.	250	15,420
*DSP Group, Inc.	700	5,012
#DST Systems, Inc.	2,200	95,194
#*DTS, Inc.	400	15,920
#Earthlink, Inc.	4,100	36,859
*eBay, Inc.	12,000	357,720
#*Ebix, Inc.	800	19,760
*Echelon Corp.	1,300	10,231
*EchoStar Corp.	2,096	44,435
Electro Rent Corp.	1,200	17,832
*Electro Scientific Industries, Inc.	1,029	11,957
*Electronic Arts, Inc.	5,950	94,308
*Electronics for Imaging, Inc.	2,222	30,419
#*EMC Corp.	12,000	252,120
#*Emulex Corp.	3,900	44,460
*Entegris, Inc.	2,600	15,548
#*Entropic Communications, Inc.	1,800	15,048
*Epicor Software Corp.	2,800	26,320
EPIQ Systems, Inc.	2,100	24,612
*ePlus, Inc.	300	6,309
*Equinix, Inc.	297	25,019
*Euronet Worldwide, Inc.	1,500	27,090
*Exar Corp.	2,200	14,630
*ExlService Holdings, Inc.	1,652	31,471
*Extreme Networks	5,100	16,269
#*F5 Networks, Inc.	600	70,620
FactSet Research Systems, Inc.	200	17,556
#Fair Isaac Corp.	1,700	40,868
*Fairchild Semiconductor International, Inc.	7,300	82,271
*FalconStor Software, Inc.	2,300	6,302
*Faro Technologies, Inc.	900	21,726
*FEI Co.	1,300	28,288
Fidelity National Information Services, Inc.	6,200	168,020
#*Finisar Corp.	1,400	23,814
#*First Solar, Inc.	100	13,768
#*Fiserv, Inc.	2,964	161,597
#*FLIR Systems, Inc.	400	11,136
*FormFactor, Inc.	1,700	16,541
*Forrester Research, Inc.	1,300	42,991
*Gartner Group, Inc.	500	15,845
*Gerber Scientific, Inc.	1,100	7,359
Global Payments, Inc.	300	11,688
*Globecomm Systems, Inc.	900	8,055
*Google, Inc.	600	367,794
*GSI Commerce, Inc.	894	21,831
*GSI Technology, Inc.	1,600	11,120
*Guidance Software, Inc.	500	3,230
*Hackett Group, Inc.	1,900	7,410
*Harmonic, Inc.	2,000	13,960
Heartland Payment Systems, Inc.	1,077	15,380
Hewlett-Packard Co.	17,900	752,874
*Hittite Microwave Corp.	500	25,835
*Hughes Communications, Inc.	1,300	36,907
*Hutchinson Technology, Inc.	800	2,728
*Hypercom Corp.	1,050	6,258

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*IAC/InterActiveCorp	4,500	$125,550
iGATE Corp.	900	18,396
*Ikanos Communications, Inc.	390	445
#*Imation Corp.	1,900	18,506
*Immersion Corp.	1,200	7,380
*Infinera Corp.	4,900	40,131
#*Informatica Corp.	500	20,345
*InfoSpace, Inc.	800	6,752
*Ingram Micro, Inc.	6,450	113,907
*Innodata Isogen, Inc.	300	930
*Insight Enterprises, Inc.	2,500	37,800
*Integral Systems, Inc.	527	4,480
*Integrated Device Technology, Inc.	5,900	34,751
#*Integrated Silicon Solution, Inc.	1,278	9,598
*Intel Corp.	14,600	293,022
*Intellicheck Mobilisa, Inc.	1,200	1,464
*Interactive Intelligence, Inc.	300	7,413
#*InterDigital, Inc.	700	23,499
*Intermec, Inc.	2,500	29,125
*Internap Network Services Corp.	1,700	8,500
*International Business Machines Corp.	3,100	445,160
*International Rectifier Corp.	3,059	71,061
*Internet Brands, Inc.	1,156	15,305
*Internet Capital Group, Inc.	2,000	24,980
#Intersil Corp. Class A	5,900	77,231
*Intevac, Inc.	1,100	11,110
*Intuit, Inc.	600	28,800
*iPass, Inc.	2,400	2,760
*IPG Photonics Corp.	2,100	47,250
#*Isilon Systems, Inc.	1,200	34,164
*Itron, Inc.	1,500	91,155
#*Ixia	3,200	50,080
*IXYS Corp.	1,428	14,623
*j2 Global Communications, Inc.	700	18,445
#*Jabil Circuit, Inc.	7,000	107,380
Jack Henry & Associates, Inc.	1,000	27,160
*JDA Software Group, Inc.	1,128	28,538
* JDS Uniphase Corp.	8,700	91,437
#*Juniper Networks, Inc.	2,400	77,736
Keithley Instruments, Inc.	600	12,948
*Kenexa Corp.	1,272	23,265
*KLA-Tencor Corp.	3,939	140,701
*Knot, Inc. (The)	1,800	16,272
*Kulicke & Soffa Industries, Inc.	4,100	25,502
#*L-1 Identity Solutions, Inc.	4,150	48,928
*Lam Research Corp.	1,100	50,369
*LaserCard Corp.	700	3,059
*Lattice Semiconductor Corp.	6,600	32,076
#*Lawson Software, Inc.	5,700	50,730
*LeCroy Corp.	600	5,610
Lender Processing Services, Inc.	550	15,862
#*Lexmark International, Inc.	1,100	41,833
*Limelight Networks, Inc.	2,700	18,306
#*Linear Technology Corp.	1,300	41,899
*Lionbridge Technologies, Inc.	178	890
*Liquidity Services, Inc.	1,527	24,432
#*Littlefuse, Inc.	1,245	52,825
*LoJack Corp.	1,205	5,892
*LoopNet, Inc.	1,800	18,990
#*Loral Space & Communications, Inc.	970	53,961
*LSI Corp.	7,600	39,824

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Magma Design Automation, Inc.	1,800	$7,722
*Manhattan Associates, Inc.	1,000	30,780
Marchex, Inc.	700	4,494
*Marvell Technology Group, Ltd.	4,300	83,033
*MasterCard, Inc. Class A	100	24,006
*Mattson Technology, Inc.	2,200	5,610
Maxim Integrated Products, Inc.	6,465	140,032
Maximus, Inc.	900	54,567
*Maxwell Technologies, Inc.	400	6,488
*McAfee, Inc.	600	28,380
*Measurement Specialties, Inc.	900	20,106
*Medidata Solutions, Inc.	600	11,178
*MEMC Electronic Materials, Inc.	4,000	51,280
*Mentor Graphics Corp.	4,200	45,360
Methode Electronics, Inc.	1,900	17,651
#Micrel, Inc.	2,300	27,393
#*Microchip Technology, Inc.	400	12,872
#*Micron Technology, Inc.	18,600	153,822
*MICROS Systems, Inc.	400	18,156
*Microsemi Corp.	3,400	68,000
*Microsoft Corp.	6,866	182,910
*MicroStrategy, Inc.	200	18,126
*Microtune, Inc.	1,524	4,404
*MKS Instruments, Inc.	1,905	39,338
*ModusLink Global Solutions, Inc.	1,700	11,271
Molex, Inc. Class A	2,348	40,080
#*MoneyGram International, Inc.	600	1,446
*Monolithic Power Systems, Inc.	1,008	16,199
*Monotype Imaging Holdings, Inc.	430	4,098
#*MoSys, Inc.	1,400	6,622
*Motorola, Inc.	25,500	207,825
#MTS Systems Corp.	800	26,216
*Multi-Fineline Electronix, Inc.	900	22,032
*Nanometrics, Inc.	800	10,776
National Instruments Corp.	1,971	68,571
National Semiconductor Corp.	1,550	21,235
*NCR Corp.	900	12,348
#*NetApp, Inc.	300	15,975
*Netezza Corp.	1,500	40,440
*NETGEAR, Inc.	1,800	55,458
*NetList, Inc.	900	2,799
#*NetLogic Microsystems, Inc.	600	18,036
*NetScout Systems, Inc.	1,400	32,858
#*NetSuite, Inc.	384	7,864
*Network Equipment Technologies, Inc.	400	1,264
*NeuStar, Inc.	1,800	46,458
NIC, Inc.	1,550	13,454
*Novatel Wireless, Inc.	1,000	10,480
*Novell, Inc.	10,200	60,486
*Novellus Systems, Inc.	3,800	110,998
*Nu Horizons Electronics Corp.	400	2,784
#*Nuance Communications, Inc.	6,900	108,399
#*Nvidia Corp.	400	4,812
*Occam Networks, Inc.	1,000	7,370
#*Oclaro, Inc.	1,840	15,474
#*OmniVision Technologies, Inc.	2,680	72,708
*ON Semiconductor Corp.	2,780	21,323
*Online Resources Corp.	1,500	7,770
*Openwave Systems, Inc.	3,900	8,034
*Oplink Communications, Inc.	700	12,236
OPNET Technologies, Inc.	1,300	25,623

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Opnext, Inc.	1,600	$2,416
*Oracle Corp.	11,500	338,100
*OSI Systems, Inc.	1,000	36,000
*Parametric Technology Corp.	2,700	57,969
Park Electrochemical Corp.	1,100	29,700
*ParkerVision, Inc.	500	225
#*Paychex, Inc.	1,000	27,700
*PC Connection, Inc.	1,700	14,314
*PC Mall, Inc.	400	2,488
*PC-Tel, Inc.	700	4,144
*PDF Solutions, Inc.	1,200	4,860
#Pegasystems, Inc.	500	13,525
*Perficient, Inc.	1,600	16,896
*Pericom Semiconductor Corp.	1,300	12,246
*Pervasive Software, Inc.	800	4,064
*Phoenix Technologies, Ltd.	800	3,296
*Photronics, Inc.	1,400	8,792
*Planar Systems, Inc.	900	2,097
Plantronics, Inc.	1,300	46,644
*Plexus Corp.	600	18,210
#*PLX Technology, Inc.	1,700	6,052
*PMC - Sierra, Inc.	4,900	37,681
*Polycom, Inc.	3,300	111,474
Power Integrations, Inc.	700	23,912
*Presstek, Inc.	800	1,480
*Progress Software Corp.	1,200	44,844
*PROS Holdings, Inc.	933	9,703
QAD, Inc.	1,606	6,922
*QLogic Corp.	2,140	37,600
*QUALCOMM, Inc.	3,400	153,442
*Quantum Corp.	3,900	13,182
*Quest Software, Inc.	4,200	109,914
*Radiant Systems, Inc.	1,100	21,461
*RadiSys Corp.	1,330	12,994
#*Rambus, Inc.	1,600	31,632
*Ramtron International Corp.	1,300	5,031
*RealNetworks, Inc.	6,429	19,287
*Red Hat, Inc.	1,800	76,068
#Renaissance Learning, Inc.	700	9,779
#*RF Micro Devices, Inc.	12,800	93,312
Richardson Electronics, Ltd.	600	6,492
#*RightNow Technologies, Inc.	800	20,896
*Rimage Corp.	500	7,415
*Riverbed Technology, Inc.	1,300	74,802
*Rofin-Sinar Technologies, Inc.	1,000	27,930
*Rogers Corp.	900	32,040
#*Rovi Corp.	3,100	157,015
#*Rubicon Technology, Inc.	236	5,456
#*Rudolph Technologies, Inc.	1,700	12,614
*S1 Corp.	2,700	15,714
*Saba Software, Inc.	1,400	8,344
#*Salesforce.com, Inc.	900	104,463
*Sandisk Corp.	4,700	176,626
#*Sanmina-SCI Corp.	1,100	14,498
Sapient Corp.	4,000	52,640
#*SAVVIS, Inc.	948	22,743
*ScanSource, Inc.	1,500	44,910
*SeaChange International, Inc.	1,700	13,668
*Seagate Technology	200	2,930
*Semtech Corp.	1,700	36,397
*ShoresTel, Inc.	2,000	12,520

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Sigma Designs, Inc.	1,800	$20,538
*Silicon Graphics International Corp.	1,400	10,598
*Silicon Image, Inc.	3,000	18,450
*Silicon Laboratories, Inc.	800	31,920
#*Skyworks Solutions, Inc.	5,200	119,132
#*Smart Modular Technologies (WWH), Inc.	3,400	25,126
*Smith Micro Software, Inc.	1,700	20,672
Soapstone Networks, Inc.	300	5
*Sonic Solutions, Inc.	1,773	21,223
*Sonus Networks, Inc.	2,400	7,464
*Sourcefire, Inc.	500	11,795
*Spectrum Control, Inc.	700	10,682
*SRS Labs, Inc.	700	6,188
*Stamps.com, Inc.	700	11,172
#*Standard Microsystems Corp.	1,200	28,968
*StarTek, Inc.	700	2,856
#*STEC, Inc.	1,200	18,720
#*Stratasys, Inc.	1,000	31,320
*SuccessFactors, Inc.	1,097	29,751
*Supertex, Inc.	628	14,752
*Support.com, Inc.	1,050	5,954
Sycamore Networks, Inc.	1,524	46,467
*Symantec Corp.	3,000	48,540
*Symmetricom, Inc.	2,339	14,572
#*Synaptics, Inc.	800	21,544
*SYNNEX Corp.	1,100	31,944
*Synopsys, Inc.	3,300	84,414
Syntel, Inc.	700	34,202
*Take-Two Interactive Software, Inc.	3,400	36,244
*Taleo Corp.	800	22,952
*Tech Data Corp.	2,450	105,326
Technitrol, Inc.	1,100	5,060
*TechTarget, Inc.	736	3,857
*TechTeam Global, Inc.	500	3,655
*Tekelec	2,200	28,644
*TeleCommunication Systems, Inc.	2,300	12,443
*TeleTech Holdings, Inc.	3,400	51,612
*Tellabs, Inc.	3,300	22,506
*Teradata Corp.	1,350	53,136
#*Teradyne, Inc.	3,700	41,588
#*Terremark Worldwide, Inc.	1,000	9,990
Tessco Technologies, Inc.	300	4,530
*Tessera Technologies, Inc.	1,300	25,649
#*Texas Instruments, Inc.	5,500	162,635
TheStreet.com, Inc.	1,500	4,590
#*THQ, Inc.	3,100	12,400
*TIBCO Software, Inc.	5,404	103,865
*TNS, Inc.	400	7,656
Total System Services, Inc.	2,619	40,883
*Trident Microsystems, Inc.	1,500	2,790
*Trimble Navigation, Ltd.	1,700	60,928
*Triquint Semiconductor, Inc.	4,400	45,320
#*TTM Technologies, Inc.	1,400	14,672
Tyco Electronics, Ltd.	5,200	164,736
#*Tyler Technologies, Inc.	600	12,246
#*Ultimate Software Group, Inc.	77	3,186
*Ultra Clean Holdings, Inc.	900	6,777
*Ultratech, Inc.	1,400	25,634
#*Unisys Corp.	80	1,844
United Online, Inc.	4,000	24,720
#*Universal Display Corp.	600	15,024

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*ValueClick, Inc.	4,322	$59,471
*Varian Semiconductor Equipment Associates, Inc.	1,300	42,471
#*Veeco Instruments, Inc.	800	33,480
*VeriFone Systems, Inc.	1,500	50,745
*VeriSign, Inc.	800	27,800
Virnetx Holding Corp.	2,000	37,100
*Virtusa Corp.	1,400	19,964
*Visa, Inc.	3,750	293,138
#*Vishay Intertechnology, Inc.	4,500	50,850
#*VistaPrint NV	400	16,828
#*VMware, Inc. Class A	200	15,292
*Vocus, Inc.	700	15,505
*Volterra Semiconductor Corp.	600	12,258
*Web.com Group, Inc.	1,400	8,680
*WebMediaBrands, Inc.	605	430
*Websense, Inc.	800	16,096
*Westell Technologies, Inc.	200	586
#*Western Digital Corp.	3,832	122,701
Western Union Co. (The)	2,000	35,200
*Wright Express Corp.	1,500	56,565
Xerox Corp.	17,194	201,170
#*Xilinx, Inc.	500	13,405
#*X-Rite, Inc.	2,300	9,315
*Yahoo!, Inc.	15,217	251,233
*Zebra Technologies Corp. Class A	1,700	60,826
*Zoran Corp.	2,500	17,700
*Zygo Corp.	800	8,560

Total Information Technology		19,854,482

Materials — (4.7%)
A. Schulman, Inc.	1,718	37,281
*A.M. Castle & Co.	1,200	18,480
*AEP Industries, Inc.	400	9,748
Air Products & Chemicals, Inc.	800	67,976
Airgas, Inc.	700	49,651
*AK Steel Holding Corp.	1,400	17,626
Albemarle Corp.	1,100	55,143
*Alcoa, Inc.	12,200	160,186
#Allegheny Technologies, Inc.	1,950	102,745
#AMCOL International Corp.	1,700	47,158
*American Pacific Corp.	300	1,806
American Vanguard Corp.	1,600	11,792
AptarGroup, Inc.	1,600	71,808
*Arabian American Development Co.	1,000	2,980
Arch Chemicals, Inc.	1,400	49,714
Ashland, Inc.	2,955	152,567
Balchem Corp.	800	24,448
*Ball Corp.	500	32,180
*Bemis Co., Inc.	4,300	136,568
*Boise, Inc.	4,300	31,175
*Brush Engineered Materials, Inc.	1,100	36,465
Buckeye Technologies, Inc.	2,000	36,100
Cabot Corp.	1,400	47,628
*Calgon Carbon Corp.	2,200	33,022
Carpenter Technology Corp.	2,100	74,886
Celanese Corp. Class A	1,100	39,215
*Century Aluminum Co.	4,200	56,784
*CF Industries Holdings, Inc.	247	30,265
#*Clearwater Paper Corp.	700	56,525
*Cliffs Natural Resources, Inc.	1,900	123,880
*Coeur d’Alene Mines Corp.	3,900	80,379

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Commercial Metals Co.	4,751	$65,944
Compass Minerals International, Inc.	400	31,548
*Crown Holdings, Inc.	1,100	35,409
Cytec Industries, Inc.	2,200	108,944
Deltic Timber Corp.	700	32,676
#Domtar Corp.	1,000	79,360
Dow Chemical Co. (The)	8,059	248,459
*E.I. du Pont de Nemours & Co.	3,000	141,840
#Eagle Materials, Inc.	1,700	39,882
Ecolab, Inc.	400	19,728
*Ferro Corp.	1,500	20,580
FMC Corp.	300	21,930
*Freeport-McMoRan Copper & Gold, Inc. Class B	900	85,212
#*General Moly, Inc.	3,200	16,704
#*Georgia Gulf Corp.	16	324
*Golden Minerals, Co.	300	7,875
*Graphic Packaging Holding Co.	1,373	5,025
Greif, Inc. Class A	1,100	64,614
H.B. Fuller Co.	1,800	37,152
Hawkins, Inc.	550	19,745
Haynes International, Inc.	400	14,504
*Headwaters, Inc.	3,100	10,540
#*Hecla Mining Co.	11,500	79,235
*Horsehead Holding Corp.	1,500	16,395
Huntsman Corp.	12,100	167,585
Innophos Holdings, Inc.	1,200	44,064
*Innospec, Inc.	1,100	18,623
International Flavors & Fragrances, Inc.	600	30,096
*International Paper Co.	7,800	197,184
Kaiser Aluminum Corp.	1,100	49,489
*KapStone Paper & Packaging Corp.	2,300	29,440
KMG Chemicals, Inc.	500	6,995
Koppers Holdings, Inc.	500	13,940
*Landec Corp.	1,500	9,435
*Louisiana-Pacific Corp.	7,550	58,437
*LSB Industries, Inc.	1,300	29,055
Lubrizol Corp.	1,300	133,237
#Martin Marietta Materials, Inc.	100	8,048
*MeadWestavco Corp.	3,600	92,628
*Mercer International, Inc.	1,700	9,010
Minerals Technologies, Inc.	900	52,803
Mosaic Co. (The)	1,000	73,160
Myers Industries, Inc.	1,100	9,713
Nalco Holding Co.	1,300	36,634
Neenah Paper, Inc.	808	12,403
#NewMarket Corp.	500	59,260
*Newmont Mining Corp.	4,300	261,741
#NL Industries, Inc.	2,700	31,023
Nucor Corp.	2,100	80,262
Olin Corp.	2,003	40,040
Olympic Steel, Inc.	200	4,484
*OM Group, Inc.	1,100	36,597
*Omnova Solutions, Inc.	402	3,208
*Owens-Illinois, Inc.	800	22,424
P.H. Glatfelter Co.	1,500	18,660
Packaging Corp. of America	3,800	92,834
*Pactiv Corp.	700	23,226
*Penford Corp.	590	3,505
*PolyOne Corp.	3,900	50,388
*PPG Industries, Inc.	700	53,690
*Praxair, Inc.	600	54,804

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Quaker Chemical Corp.	700	$25,494
Reliance Steel & Aluminum Co.	1,624	67,964
Rock-Tenn Co. Class A	1,700	96,645
*Rockwood Holdings, Inc.	2,400	81,408
Royal Gold, Inc.	1,000	49,510
#RPM International, Inc.	4,300	89,053
*RTI International Metals, Inc.	300	9,330
#Schnitzer Steel Industries, Inc. Class A	200	10,338
#Scotts Miracle-Gro Co. Class A (The)	500	26,700
*Sealed Air Corp.	3,300	76,395
Sensient Technologies Corp.	1,800	58,158
#*Sherwin-Williams Co.	900	65,673
#*Sigma-Aldrich Corp.	600	38,052
Silgan Holdings, Inc.	1,000	33,750
*Solutia, Inc.	2,407	43,591
Sonoco Products Co.	3,463	116,010
Southern Copper Corp.	2,166	92,705
*Spartech Corp.	700	5,922
Steel Dynamics, Inc.	2,400	34,848
#Stepan Co.	600	40,464
#*Stillwater Mining Co.	4,900	87,220
#Temple-Inland, Inc.	5,700	118,104
#Texas Industries, Inc.	1,000	34,170
*Titanium Metals Corp.	4,300	84,538
#*U.S. Gold Corp.	1,800	9,414
*United States Lime & Minerals, Inc.	400	16,200
#*United States Steel Corp.	600	25,674
*Universal Stainless & Alloy Products, Inc.	400	11,576
Valhi, Inc.	900	18,162
#Valspar Corp.	1,101	35,342
#*Vulcan Materials Co.	300	10,953
Walter Energy, Inc.	550	48,378
*Wausau Paper Corp.	2,200	18,568
Westlake Chemical Corp.	2,800	89,488
*Weyerhaeuser Co.	10,262	166,450
#Worthington Industries, Inc.	3,000	46,200
#*WR Grace & Co.	1,700	54,502
Zep, Inc.	1,200	21,768
*Zoltek Cos., Inc.	1,900	18,240

Total Materials		6,794,888

Telecommunication Services — (3.1%)
Alaska Communications Systems Group, Inc.	500	5,015
*American Tower Corp.	1,200	61,932
*AT&T, Inc.	66,104	1,883,964
Atlantic Tele-Network, Inc.	900	38,034
*Cbeyond, Inc.	700	9,485
#*CenturyLink, Inc.	2,670	110,485
*Cincinnati Bell, Inc.	4,900	12,005
*Cogent Communications Group, Inc.	2,000	21,700
#Consolidated Communications Holdings, Inc.	1,200	22,224
*Crown Castle International Corp.	900	38,808
*Frontier Communications Corp.	7,536	66,166
*General Communications, Inc. Class A	2,700	28,215
#*Global Crossing, Ltd.	1,895	25,772
HickoryTech Corp.	300	2,730
*IDT Corp. Class B	800	11,744
*Leap Wireless International, Inc.	1,200	13,692
#*MetroPCS Communications, Inc.	15,711	163,552
*Neutral Tandem, Inc.	400	5,848
*NII Holdings, Inc.	3,301	138,015

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*PAETEC Holding Corp.	4,600	$19,412
*Premiere Global Services, Inc.	1,500	10,245
#Qwest Communications International, Inc.	11,900	78,540
#*SBA Communications Corp.	900	35,334
Shenandoah Telecommunications Co.	1,349	24,619
*Sprint Nextel Corp.	43,700	180,044
*SureWest Communications	480	3,840
*Syniverse Holdings, Inc.	3,300	100,617
Telephone & Data Systems, Inc.	2,600	90,558
Telephone & Data Systems, Inc. Special Shares	2,800	83,524
*tw telecom, inc.	1,450	26,680
*United States Cellular Corp.	1,300	60,398
USA Mobility, Inc.	1,200	20,196
*Verizon Communications, Inc.	31,900	1,035,793
#Windstream Corp.	1,641	20,775

Total Telecommunication Services		4,449,961

Utilities — (2.2%)
*AES Corp.	3,496	41,742
AGL Resources, Inc.	500	19,630
Allegheny Energy, Inc.	300	6,960
ALLETE, Inc.	1,400	50,932
Alliant Energy Corp.	400	14,612
*Ameren Corp.	500	14,490
*American Electric Power Co., Inc.	1,000	37,440
#American States Water Co.	800	29,880
American Water Works Co., Inc.	585	13,970
#Aqua America, Inc.	200	4,306
Artesian Resources Corp.	200	3,816
Atmos Energy Corp.	1,200	35,340
Avista Corp.	700	15,288
#Black Hills Corp.	300	9,552
#*Cadiz, Inc.	300	3,261
California Water Service Group	800	29,872
*Calpine Corp.	5,900	73,750
*CenterPoint Energy, Inc.	500	8,280
Central Vermont Public Service Corp.	600	12,132
CH Energy Group, Inc.	700	31,815
Chesapeake Utilities Corp.	400	14,676
Cleco Corp.	1,100	34,397
#*CMS Energy Corp.	1,500	27,570
Connecticut Water Services, Inc.	400	9,764
*Consolidated Edison, Inc.	1,005	49,969
Constellation Energy Group, Inc.	1,900	57,456
*Dominion Resources, Inc.	1,800	78,228
DPL, Inc.	900	23,490
DTE Energy Co.	1,200	56,112
*Duke Energy Corp.	4,000	72,840
#*Dynegy, Inc.	160	742
Edison International, Inc.	700	25,830
*El Paso Electric Co.	700	17,220
#Empire District Electric Co.	900	18,936
Energen Corp.	358	15,981
*Entergy Corp.	600	44,718
*EQT Corp.	1,500	56,160
*Exelon Corp.	1,400	57,148
#*FirstEnergy Corp.	600	21,792
Gas Natural, Inc.	200	2,260
Great Plains Energy, Inc.	2,400	45,672
Hawaiian Electric Industries, Inc.	1,334	30,068
IDACORP, Inc.	1,000	36,800

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
*Integrys Energy Group, Inc.	400	$21,276
ITC Holdings Corp.	860	53,845
#Laclede Group, Inc.	900	31,599
MDU Resources Group, Inc.	500	9,965
MGE Energy, Inc.	900	36,495
Middlesex Water Co.	900	16,074
#*Mirant Corp.	2,500	26,525
National Fuel Gas Co.	700	38,626
New Jersey Resources Corp.	600	24,294
*NextEra Energy, Inc.	1,600	88,064
#Nicor, Inc.	500	23,815
#*NiSource, Inc.	1,800	31,158
*Northeast Utilities, Inc.	1,200	37,536
Northwest Natural Gas Co.	1,077	53,085
NorthWestern Corp.	800	23,816
*NRG Energy, Inc.	2,500	49,775
NSTAR	500	20,855
NV Energy, Inc.	1,800	24,588
OGE Energy Corp.	500	22,080
*Oneok, Inc.	600	29,892
#Ormat Technologies, Inc.	2,400	68,424
Otter Tail Corp.	900	18,468
Pennichuck Corp.	100	2,402
Pepco Holdings, Inc.	1,500	28,890
PG&E Corp.	1,400	66,948
#Piedmont Natural Gas Co.	500	14,745
*Pinnacle West Capital Corp.	550	22,638
PNM Resources, Inc.	1,600	18,864
Portland General Electric Co.	1,000	20,900
PPL Corp.	1,100	29,590
*Progress Energy, Inc.	1,100	49,500
*Public Service Enterprise Group, Inc.	6,601	213,542
Questar Corp.	1,800	30,546
*RRI Energy, Inc.	15,600	58,656
SCANA Corp.	1,000	40,840
#Sempra Energy	400	21,392
SJW Corp.	1,000	24,200
#South Jersey Industries, Inc.	1,200	60,432
*Southern Co.	3,058	115,806
Southwest Gas Corp.	1,700	59,092
*TECO Energy, Inc.	1,400	24,626
UGI Corp.	700	21,063
UIL Holdings Corp.	900	26,064
Unisource Energy Corp.	700	24,549
Unitil Corp.	400	8,688
Vectren Corp.	1,548	42,384
Westar Energy, Inc.	2,200	55,660
WGL Holdings, Inc.	400	15,420
*Wisconsin Energy Corp.	785	46,739
Xcel Energy, Inc.	1,700	40,562
York Water Co.	600	9,498

Total Utilities		3,199,388

TOTAL COMMON STOCKS		120,359,212

RIGHTS/WARRANTS — (0.0%)
—#*Pacific Capital Bancorp Rights	6,134	2,699

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	850,443	$850,443

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.5%)
§@DFA Short Term Investment Fund	22,132,355	22,132,355
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.23%, 11/01/10 (Collateralized by $258,892 FNMA 7.000%, 08/01/38, valued at $108,513) to be repurchased at $105,354	$105	105,352

TOTAL SECURITIES LENDING COLLATERAL		22,237,707

TOTAL INVESTMENTS — (100.0%) (Cost $132,609,339)		$143,450,061

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (86.3%)
BRAZIL — (6.2%)
Acos Villares SA	166,500	$82,256
AES Tiete SA	15,500	181,136
*All America Latina Logistica SA	96,200	909,778
Anhanguera Educacional Participacoes SA	9,937	194,030
B2W Cia Global Do Varejo	11,500	208,925
Banco ABC Brasil SA	4,500	41,419
Banco Bradesco SA	111,874	1,783,088
Banco Daycoval SA	9,300	65,635
Banco do Brasil SA	66,720	1,291,785
Banco Industrial e Comercial SA	11,989	112,818
Banco Panamericano SA	9,800	43,746
Banco Santander Brasil SA ADR	116,916	1,683,590
Banco Sofisa SA	10,400	32,418
Bematech SA	9,800	57,349
BM&F Bovespa SA	229,896	1,917,265
BR Malls Participacoes SA	57,298	538,169
Brasil Brokers Participacoes SA	12,200	66,658
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	74,600	47,385
BRF - Brasil Foods SA	81,600	1,177,712
BRF - Brasil Foods SA ADR	52,132	762,691
Brookfield Incorporacoes SA	48,042	259,098
Centrais Eletricas Brasileiras SA	19,500	267,218
Cia de Concessoes Radoviarias	10,800	292,184
Cia de Gas de Sao Paulo SA	4,000	85,397
#Cia de Saneamento Basico do Estado de Sao Paulo ADR	11,010	506,020
Cia de Saneamento de Minas Gerais-Copasa	13,800	211,590
*Cia Energetica de Minas Gerais SA	4,262	55,672
*Cia Energetica de Sao Paulo SA	30,600	478,716
Cia Hering SA	2,300	113,275
Cia Siderurgica Nacional SA Sponsored ADR	54,000	911,520
Cosan SA Industria e Comercio	14,028	222,841
CPFL Energia SA	15,800	371,792
Cremer SA	8,200	87,001
*Cyrela Brazil Realty SA Empreendimentos e Participacoes	49,600	682,026
Drogasil SA	2,938	75,666
Duratex SA	54,523	628,507
Empresa Brasileira de Aeronautica SA	90,900	644,207
#Empresa Brasileira de Aeronautica SA ADR	6,100	175,985
Energias do Brazil SA	6,500	141,178
*Estacio Participacoes SA	2,200	32,735
Eternit SA	11,966	71,994
Even Construtora e Incorporadora SA	20,200	113,338
EZ Tec Empreendimentos e Participacoes SA	11,200	79,704
*Fertilizantes Fosfatados SA	5,600	63,104
#*Fibria Celulose SA Sponsored ADR	44,961	807,500
Gafisa SA	24,200	199,401
#Gafisa SA ADR	28,400	476,836
*General Shopping Brasil SA	4,500	33,294
Gerdau SA	18,800	185,755
Grendene SA	11,600	60,173
Guararapes Confeccoes SA	1,300	68,047
Helbor Empreendimentos SA	5,000	56,755
*Hypermarcas SA	21,046	347,817
*IdeiasNet SA	41,600	92,482
Iguatemi Empresa de Shopping Centers SA	6,552	153,251
Industrias Romi SA	18,000	149,479
*Inpar SA	18,753	35,845
JBS SA	96,700	371,945

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
JHSF Participacoes SA	23,700	$42,931
*Kroton Educacional SA	6,200	63,995
Light SA	22,100	278,411
Localiza Rent a Car SA	20,200	334,429
Lojas Americanas SA	28,000	228,736
*Lojas Renner SA	21,600	856,988
*LPS Brasil Consultoria de Imoveis SA	2,100	45,982
M Dias Branco SA	5,900	149,209
Marfrig Alimentos SA	14,933	133,144
Marisa Lojas SA	1,600	25,784
*MMX Mineracao e Metalicos SA	21,913	176,304
*MPX Energia SA	6,822	114,188
MRV Engenharia e Participacoes SA	33,984	330,786
Multiplan Empreendimentos Imobiliarios SA	9,137	212,210
Natura Cosmeticos SA	19,000	543,081
Obrascon Huarte Lain Brasil SA	9,100	308,489
*OGX Petroleo e Gas Participacoes SA	47,775	624,618
*Paranapanema SA	25,200	79,736
PDG Realty SA Empreendimentos e Participacoes	55,762	690,343
#Petroleo Brasileiro SA ADR	172,936	5,900,576
*Plascar Participacoes Industriais SA	43,400	98,016
Porto Seguro SA	24,000	350,197
Positivo Informatica SA	5,400	51,291
*Redecard SA	19,339	250,112
*Restoque Comercio e Confeccoes de Roupas SA	6,000	50,462
Rodobens Negocios Imobiliarios SA	400	4,140
Rossi Residencial SA	30,868	302,635
Sao Martinho SA	16,000	191,872
SLC Agricola SA	8,200	101,276
Springs Global Participacoes SA	18,000	43,933
Sul America SA	30,882	363,072
Tecnisa SA	7,800	47,709
Tele Norte Leste Participacoes SA	8,800	176,176
Telecomunicacoes de Sao Paulo SA	10,200	233,359
*Tim Participacoes SA	26,800	107,812
Totvs SA	3,200	290,396
Tractebel Energia SA	36,200	545,033
Universo Online SA	11,300	68,120
Usinas Siderurgicas de Minas Gerais SA	29,200	424,184
#Vale SA Sponsored ADR	141,000	4,531,740
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,400	105,206
Vivo Participacoes SA ADR	17,925	513,372
Weg Industrias SA	40,900	534,012

TOTAL BRAZIL		41,331,266

CHILE — (2.3%)
Aguas Andinas SA Series A	289,897	143,719
#Banco de Chile SA Series F ADR	7,748	666,328
Banco de Credito e Inversiones SA Series A	10,167	614,322
Banco Santander Chile SA ADR	5,500	509,520
Besalco SA	19,471	29,854
CAP SA	17,895	914,121
Centros Comerciales Sudamericanos SA	138,515	1,079,151
Cia General de Electricidad SA	43,879	276,200
*Cia SudAmericana de Vapores SA	428,431	571,189
Colbun SA	2,421,148	662,122
Corpbanca SA	30,958,255	487,016
*E.CL SA	44,004	117,668
Embotelladora Andina SA Series A ADR	400	9,632
Embotelladora Andina SA Series B	21,938	108,562
#Embotelladora Andina SA Series B ADR	3,681	107,780

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHILE — (Continued)
Empresa Nacional de Electricidad SA Sponsored ADR	15,655	$835,351
Empresas CMPC SA	32,712	1,758,818
Empresas Copec SA	89,745	1,689,367
*Empresas Iansa SA	1,269,073	144,796
*Empresas La Polar SA	67,359	480,443
Enersis SA Sponsored ADR	58,256	1,328,819
ENTEL Chile SA	32,414	515,132
Forus SA	12,029	30,002
*Grupo Security SA	153,856	75,804
Inversiones Aguas Metropolitanas SA	94,893	147,437
#Lan Airlines SA Sponsored ADR	19,400	596,356
Madeco SA	1,853,418	107,950
*Masisa SA	884,152	145,416
*Multiexport Foods SA	88,210	39,502
*PAZ Corp. SA	30,000	25,698
Ripley Corp SA	118,830	165,995
S.A.C.I. Falabella SA	41,886	419,023
Salfacorp SA	36,515	106,428
#Sociedad Quimica y Minera de Chile SA Sponsored ADR	8,700	450,660
Socovesa SA	108,854	68,737
Sonda SA	73,941	160,141

TOTAL CHILE		15,589,059

CHINA — (11.2%)
A8 Digital Music Holdings, Ltd.	88,000	35,734
Agile Property Holdings, Ltd.	446,000	588,285
*Air China, Ltd.	228,000	306,883
#Ajisen China Holdings, Ltd.	135,000	243,071
*Alibaba.com, Ltd.	88,000	171,381
#*Aluminum Corp. of China, Ltd. ADR	37,595	901,152
AMVIG Holdings, Ltd.	76,000	61,676
#Angang Steel Co., Ltd.	248,000	389,628
*Anhui Conch Cement Co., Ltd.	80,000	336,722
Anhui Expressway Co., Ltd.	54,000	40,885
Asia Cement China Holdings Corp.	61,500	27,847
*AVIC International Holding HK, Ltd.	292,000	15,286
Bank of China, Ltd.	5,510,000	3,316,615
Bank of Communications Co., Ltd.	841,800	924,476
Baoye Group Co., Ltd.	4,000	2,631
*BBMG Corp.	141,641	203,976
Beijing Capital International Airport Co., Ltd.	470,000	259,341
Beijing Capital Land, Ltd.	330,000	121,240
Beijing Jingkelong Co., Ltd.	32,000	38,398
#Beijing North Star Co., Ltd. Series H	320,000	86,913
Belle International Holdings, Ltd.	236,000	425,014
#Bosideng International Holdings, Ltd.	484,000	245,047
#*Brilliance China Automotive Holdings, Ltd.	844,000	742,571
#BYD Co., Ltd.	54,500	333,185
BYD Electronic International Co., Ltd.	185,500	98,704
#Chaoda Modern Agriculture Holdings, Ltd.	595,832	486,243
China Aerospace International Holdings, Ltd.	268,000	38,811
#China Agri-Industries Holdings, Ltd.	275,000	402,598
China Aoyuan Property Group, Ltd.	156,000	27,009
#China Automation Group, Ltd.	57,000	44,878
China BlueChemical, Ltd.	255,143	202,187
China Citic Bank Corp., Ltd.	1,021,000	743,109
China Coal Energy Co., Ltd.	420,000	730,267
China Communications Services Corp., Ltd.	394,000	228,948
China Construction Bank Corp.	4,357,000	4,165,307
#*China COSCO Holdings Co., Ltd.	87,000	101,955
China Dongxiang Group Co.	202,000	114,027

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
#*China Eastern Airlines Corp., Ltd.	256,000	$162,235
China Everbright International, Ltd.	262,000	139,596
China Everbright, Ltd.	212,000	552,785
#China Gas Holdings, Ltd.	242,000	138,662
*China Grand Forestry Green Resources Group, Ltd.	1,520,000	54,026
#China Green Holdings, Ltd.	93,000	95,712
#China High Speed Transmission Equipment Group Co., Ltd.	123,993	253,941
#China Huiyuan Juice Group, Ltd.	79,000	53,042
China Life Insurance Co., Ltd.	22,000	96,718
China Life Insurance Co., Ltd. ADR	36,543	2,403,433
China Mengniu Dairy Co., Ltd.	129,000	370,439
#China Merchants Bank Co., Ltd.	245,695	696,915
China Merchants Holdings International Co., Ltd.	234,708	823,848
*China Metal Recycling Holdings, Ltd.	74,781	83,343
*China Mining Resources Group, Ltd.	1,034,000	29,144
China Mobile, Ltd. Sponsored ADR	114,381	5,875,752
#China Molybdenum Co., Ltd.	241,000	231,358
China National Building Material Co., Ltd.	114,000	279,469
China National Materials Co., Ltd.	177,000	158,001
#*China Oil & Gas Group, Ltd.	540,000	71,348
China Oilfield Services, Ltd.	186,000	301,341
China Overseas Land & Investment, Ltd.	272,320	573,335
China Power International Development, Ltd.	358,000	81,351
#*China Power New Energy Development Co., Ltd.	200,000	19,945
*China Properties Group, Ltd.	91,000	29,415
*China Qinfa Group, Ltd.	72,000	37,192
China Railway Construction Corp., Ltd.	208,000	260,432
China Railway Group, Ltd.	280,000	226,144
#*China Rare Earth Holdings, Ltd.	260,000	142,149
China Resources Gas Group, Ltd.	50,000	74,395
China Resources Land, Ltd.	250,000	493,435
*China Resources Microelectronics, Ltd.	500,000	22,978
China Resources Power Holdings Co., Ltd.	238,000	457,633
*China Shanshui Cement Group, Ltd.	177,559	126,445
China Shenhua Energy Co., Ltd. Series H	233,500	1,045,425
#*China Shipping Container Lines Co., Ltd.	809,000	330,347
China Shipping Development Co., Ltd.	210,000	306,986
*China Singyes Solar Technologies Holdings, Ltd.	50,000	27,211
*China Southern Airlines Co., Ltd. ADR	9,000	310,050
China Starch Holdings, Ltd.	235,000	21,275
China State Construction International Holdings, Ltd.	381,600	292,284
*China Taiping Insurance Holdings Co., Ltd.	96,000	352,042
#China Telecom Corp., Ltd.	316,000	165,438
#China Telecom Corp., Ltd. ADR	11,545	601,956
*China Travel International Investment Hong Kong, Ltd.	574,000	137,317
China Unicom Hong Kong, Ltd.	200,000	281,281
China Unicom Hong Kong, Ltd. ADR	114,955	1,609,370
China Water Affairs Group, Ltd.	146,000	55,833
China Wireless Technologies, Ltd.	96,000	51,646
China Yurun Food Group, Ltd.	123,000	477,650
*China Zhongwang Holdings, Ltd.	231,200	138,238
#*Chongqing Iron & Steel Co., Ltd.	190,000	53,803
Chongqing Machinery & Electric Co., Ltd.	134,000	45,631
*Citic 21CN Co., Ltd.	240,000	36,070
CITIC Pacific, Ltd.	184,433	490,743
*CITIC Resources Holdings, Ltd.	496,000	127,196
CNOOC, Ltd.	427,000	889,235
CNOOC, Ltd. ADR	11,400	2,381,688
#Comba Telecom Systems Holdings, Ltd.	222,132	252,643
COSCO International Holdings, Ltd.	222,000	135,189
COSCO Pacific, Ltd.	300,000	467,466

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Country Garden Holdings Co.	644,000	$227,276
*CSR Corp., Ltd.	159,676	162,557
Dalian Port PDA Co., Ltd.	182,000	78,843
Daphne International Holdings, Ltd.	76,000	85,429
#Datang International Power Generation Co., Ltd.	424,000	171,061
Digital China Holdings, Ltd.	96,000	173,795
#Dongfang Electric Co., Ltd.	49,600	241,057
Dongyue Group	135,000	59,633
Embry Holdings, Ltd.	3,000	2,904
ENN Energy Holdings, Ltd.	128,000	383,159
First Tractor Co., Ltd.	46,000	44,333
Fosun International, Ltd.	496,500	410,709
Franshion Properties China, Ltd.	728,000	235,410
#Fufeng Group, Ltd.	68,000	60,830
Fushan International Energy Group, Ltd.	470,000	316,887
*GCL Poly Energy Holdings, Ltd.	419,000	134,281
Geely Automobile Holdings, Ltd.	800,000	453,369
*Global Bio-Chem Technology Group Co., Ltd.	548,800	89,330
Golden Eagle Retail Group, Ltd.	136,000	360,836
Goldlion Holdings, Ltd.	61,152	25,660
*GOME Electrical Appliances Holdings, Ltd.	1,867,940	630,438
#Great Wall Motor Co., Ltd.	163,000	512,704
Great Wall Technology Co., Ltd.	54,000	25,931
Greentown China Holdings, Ltd.	156,500	180,755
Guangdong Investment, Ltd.	518,000	260,293
#Guangshen Railway Co., Ltd. Sponsored ADR	7,262	147,709
Guangzhou Automobile Group Co., Ltd.	661,740	1,015,927
#*Guangzhou Investment Co., Ltd.	1,414,400	338,348
Guangzhou R&F Properties Co., Ltd.	135,600	193,832
Guangzhou Shipyard International Co., Ltd.	16,000	32,677
GZI Transportation, Ltd.	254,752	133,280
#*Haier Electronics Group Co., Ltd.	229,000	213,295
Hainan Meilan International Airport Co., Ltd.	3,000	3,464
Haitian International Holdings, Ltd.	30,000	30,584
#*Heng Tai Consumables Group, Ltd.	362,692	67,048
Hengan International Group Co., Ltd.	69,000	654,131
#Hengdeli Holdings, Ltd.	432,000	239,675
#*Hi Sun Technology (China), Ltd.	162,000	67,872
Hidili Industry International Development, Ltd.	219,000	233,499
*HKC Holdings, Ltd.	52,098	3,234
*Hong Kong Energy Holdings, Ltd.	613	52
#*Honghua Group, Ltd.	137,000	20,531
Hopewell Highway Infrastructure, Ltd.	89,972	67,614
#*Hopson Development Holdings, Ltd.	148,000	165,281
#Huadian Power International Corp.	310,000	71,199
#Huaneng Power International, Inc. ADR	9,458	216,494
#*Hunan Non-Ferrous Metal Corp., Ltd.	322,000	144,755
Industrial & Commercial Bank of China, Ltd. Series H	5,234,000	4,228,515
*Interchina Holdings Co.	280,000	31,796
Intime Department Store Group Co., Ltd.	163,000	250,434
Jiangsu Express Co., Ltd.	196,000	233,953
#Jiangxi Copper Co., Ltd.	115,000	319,647
Ju Teng International Holdings, Ltd.	168,000	83,647
*Kai Yuan Holdings, Ltd.	1,320,000	44,431
Kingboard Chemical Holdings, Ltd.	99,000	481,191
Kingboard Laminates Holdings, Ltd.	167,417	161,990
#Kingdee International Software Group Co., Ltd.	320,000	169,046
#Kingsoft Corp., Ltd.	198,000	100,351
KWG Property Holding, Ltd.	242,000	191,676
Lenovo Group, Ltd.	696,000	453,900
#Li Ning Co., Ltd.	93,500	266,069

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Lianhua Supermarket Holdings Co., Ltd.	24,000	$103,017
Little Sheep Group, Ltd.	61,000	39,751
Lonking Holdings, Ltd.	436,000	234,551
*Loudong General Nice Resources China Holdings, Ltd.	159,000	24,678
#Lumena Resources Corp.	78,000	29,484
#Maanshan Iron & Steel Co., Ltd.	394,000	227,522
*Minmetals Land, Ltd.	121,644	24,539
*Minmetals Resources, Ltd.	92,000	70,738
Minth Group, Ltd.	136,000	254,465
*Nan Hai Corp, Ltd.	6,200,000	54,406
NetDragon Websoft, Inc.	40,000	18,335
New World China Land, Ltd.	319,280	119,761
New World Department Store China, Ltd.	95,000	88,146
Nine Dragons Paper Holdings, Ltd.	375,000	606,716
#*Oriental Ginza Holdings, Ltd.	57,000	11,321
Parkson Retail Group, Ltd.	104,000	188,008
*PICC Property & Casualty Co., Ltd.	320,000	470,825
Ping An Insurance Group Co. of China, Ltd.	128,000	1,378,094
#Poly Hong Kong Investment, Ltd.	296,000	305,960
Ports Design, Ltd.	25,000	60,790
*Pou Sheng International Holdings, Ltd.	150,687	23,957
Qingling Motors Co., Ltd. Series H	320,000	119,049
*Qunxing Paper Holdings Co., Ltd.	82,944	35,392
*Renhe Commercial Holdings Co., Ltd.	948,570	181,443
Samson Holding, Ltd.	239,000	43,841
*Semiconductor Manufacturing International Corp.	2,543,000	213,133
*Semiconductor Manufacturing International Corp. ADR	9,267	38,180
Shandong Chenming Paper Holdings, Ltd. Series H	64,500	54,247
Shandong Molong Petroleum Machinery Co., Ltd.	23,200	28,408
Shanghai Forte Land Co., Ltd.	388,000	115,688
*Shanghai Industrial Urban Development Group, Ltd.	62,000	32,075
Shanghai Jin Jiang International Hotels Group Co., Ltd.	142,000	35,798
Shanghai Prime Machinery Co., Ltd.	302,000	72,205
Shenzhen Expressway Co., Ltd.	186,000	102,758
Shenzhen International Holdings, Ltd.	1,402,500	110,542
Shenzhen Investment, Ltd.	414,000	149,264
Shenzhou International Group	93,000	108,251
Shimao Property Holdings, Ltd.	298,500	494,561
*Shougang Concord International Enterprises Co., Ltd.	522,000	87,836
#Shui On Land, Ltd.	542,698	272,047
#Sichuan Expressway Co., Ltd.	178,000	115,820
#Silver base Group Holdings, Ltd.	43,000	31,504
Silver Grant International Industries, Ltd.	234,000	78,913
SIM Technology Group, Ltd.	56,000	12,040
*Sino Oil & Gas Holdings, Ltd.	300,000	19,229
*Sino Union Energy Investment Group, Ltd.	780,000	69,527
*Sinofert Holdings, Ltd.	300,000	159,417
Sinolink Worldwide Holdings, Ltd.	532,000	77,703
#Sino-Ocean Land Holdings, Ltd.	841,275	580,565
Sinopec Kantons Holdings, Ltd.	6,000	3,174
Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	5,435	244,629
*Sinopec Yizheng Chemical Fibre Co., Ltd.	408,000	152,382
Sinotrans Shipping, Ltd.	176,500	71,469
Sinotrans, Ltd.	400,000	108,678
Sinotruk Hong Kong, Ltd.	124,500	143,626
#Skyworth Digital Holdings, Ltd.	412,193	241,852
#Soho China, Ltd.	360,500	306,939
#*Solargiga Energy Holdings, Ltd.	106,000	24,382
#*Sparkle Roll Group, Ltd.	176,000	33,705
#SRE Group, Ltd.	776,000	79,334
TCC International Holdings, Ltd.	59,212	24,445

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
TCL Communication Technology Holdings, Ltd.	49,000	$39,281
TCL Multimedia Technology Holdings, Ltd.	100,000	41,946
Tencent Holdings, Ltd.	70,200	1,615,532
Tian An China Investments Co., Ltd.	215,000	164,890
Tianjin Capital Environmental Protection Group Co., Ltd.	126,000	43,430
*Tianjin Development Holdings, Ltd.	52,000	40,159
#Tianjin Port Development Holdings, Ltd.	266,000	59,083
*Tianneng Power International, Ltd.	82,000	36,942
Tingyi (Cayman Islands) Holding Corp.	128,000	348,951
Tomson Group, Ltd.	66,969	26,190
Towngas China Co., Ltd.	171,000	78,030
TPV Technology, Ltd.	29,412	18,174
Travelsky Technology, Ltd.	183,000	177,664
Truly International Holdings, Ltd.	12,571	17,875
#*Uni-President China Holdings, Ltd.	194,787	138,760
*United Energy Group, Ltd.	540,000	61,982
Vinda International Holdings, Ltd.	186,000	242,049
#VODone, Ltd.	156,000	45,190
#*Wasion Group Holdings, Ltd.	60,000	43,792
Weichai Power Co., Ltd.	40,200	527,831
Weiqiao Textile Co., Ltd.	70,500	55,634
Welling Holding, Ltd.	764,000	37,614
Xiamen International Port Co., Ltd.	194,000	36,335
Xingda International Holdings, Ltd.	99,000	103,486
Xinhua Winshare Publishing & Media Co., Ltd.	70,897	42,384
#Xinjiang Xinxin Mining Industry Co., Ltd.	288,000	194,864
Xiwang Sugar Holdings Co., Ltd.	114,296	38,676
XTEP International Holdings, Ltd.	61,000	50,772
Yanzhou Coal Mining Co., Ltd. Sponsored ADR	24,800	716,224
Yip’s Chemical Holdings, Ltd.	54,000	64,315
Zhaojin Mining Industry Co., Ltd.	14,000	43,696
Zhejiang Expressway Co., Ltd.	236,000	239,457
*Zhong An Real Estate, Ltd.	84,000	19,962
Zhuzhou CSR Times Electric Co., Ltd.	39,750	121,452
Zijin Mining Group Co., Ltd.	332,000	313,416

TOTAL CHINA		75,161,750

COLOMBIA — (0.2%)
Bancolombia SA Sponsored ADR	11,600	782,420
#*Ecopetrol SA Sponsored ADR	15,263	728,656

TOTAL COLOMBIA		1,511,076

CZECH REPUBLIC — (0.5%)
*Central European Media Enterprises, Ltd.	4,500	106,253
CEZ A.S.	20,822	920,786
Komercni Banka A.S.	2,657	603,157
New World Resources NV	12,500	152,717
*Pegas Nonwovens SA	1,000	23,718
Telefonica 02 Czech Republic A.S.	42,731	939,241
#*Unipetrol A.S.	27,775	313,827

TOTAL CZECH REPUBLIC		3,059,699

EGYPT — (0.1%)
*Commercial International Bank Egypt S.A.E. Sponsored GDR	30,716	235,114
Orascom Construction Industries GDR	6,683	310,255
*Orascom Telecom Holding S.A.E. GDR	27,246	105,718

TOTAL EGYPT		651,087

HUNGARY — (0.5%)
*Danubius Hotel & Spa NYRT	1,913	35,737

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HUNGARY — (Continued)
EMASZ RT	322	$35,815
*FHB Mortgage Bank NYRT	28,691	172,253
Magyar Telekom Telecommunications P.L.C.	101,699	293,264
Magyar Telekom Telecommunications P.L.C. Sponsored ADR	1,100	15,642
#*MOL Hungarian Oil & Gas P.L.C.	8,585	912,201
#*OTP Bank P.L.C.	63,147	1,875,337
*PannErgy P.L.C.	13,775	70,088

TOTAL HUNGARY		3,410,337

INDIA — (10.7%)
*3M India, Ltd.	150	13,022
Aban Offshore, Ltd.	1,530	27,206
ACC, Ltd.	15,190	337,283
Adani Enterprises, Ltd.	26,425	419,756
Adhunik Metaliks, Ltd.	19,386	46,561
Aditya Birla Nuvo, Ltd.	17,301	319,220
AIA Engineering, Ltd.	8,680	80,959
Ajmera Realty & Infra India, Ltd.	1,598	9,138
Akzo Nobel India, Ltd.	5,027	98,482
Allahabad Bank, Ltd.	41,954	234,113
Alok Industries, Ltd.	110,269	67,488
Alstom Projects India, Ltd.	4,263	72,901
Ambuja Cements, Ltd.	222,300	700,916
Amtek Auto, Ltd.	34,597	123,904
Anant Raj Industries, Ltd.	12,566	36,821
Andhra Bank	46,000	184,809
Ansal Properties & Infrastructure, Ltd.	25,546	50,183
Apollo Tyres, Ltd.	83,203	134,296
*Arvind Mills, Ltd.	97,633	127,067
Asea Brown Boveri India, Ltd.	4,883	90,476
Asian Hotels East, Ltd.	2,150	20,278
Asian Hotels West, Ltd.	2,150	11,494
Asian Hotels, Ltd.	2,150	14,629
Asian Paints, Ltd.	5,382	325,170
Axis Bank, Ltd.	41,490	1,373,329
Bajaj Auto, Ltd.	15,624	533,581
*Bajaj Electricals, Ltd.	10,061	61,569
Bajaj Finance, Ltd.	1,520	26,928
Bajaj Finserv, Ltd.	13,445	142,426
Bajaj Hindusthan, Ltd.	38,400	106,915
Bajaj Holdings & Investment, Ltd.	17,611	347,540
Ballarpur Industries, Ltd.	101,088	91,422
Balrampur Chini Mills, Ltd.	89,075	169,773
Bank of Baroda	7,107	162,045
Bank of India	15,206	166,775
Bank of Maharashtra, Ltd.	77,935	136,862
Bannari Amman Sugars, Ltd.	1,400	27,404
*BASF India, Ltd.	5,291	79,804
Bata India, Ltd.	7,493	56,739
BEML, Ltd.	6,037	152,164
Berger Paints India, Ltd.	49,000	111,797
BGR Energy Systems, Ltd.	4,140	70,183
Bharat Forge, Ltd.	35,107	299,137
Bharat Petroleum Corp., Ltd.	11,877	195,212
Bharti Airtel, Ltd.	135,502	997,005
Bhushan Steel, Ltd.	30,630	342,804
Binani Cement, Ltd.	4,845	9,904
Birla Corp., Ltd.	8,694	76,872
Blue Star, Ltd.	4,358	44,611
Bombay Dyeing & Manufacturing Co., Ltd.	6,061	83,747
Bombay Rayon Fashions, Ltd.	19,914	98,442

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Bosch, Ltd.	2,852	$401,857
Brigade Enterprises, Ltd.	964	2,938
Britannia Industries, Ltd.	20,635	193,449
*Cairn India, Ltd.	66,876	483,580
Canara Bank	23,360	379,162
Carborundum Universal, Ltd.	21,879	126,944
Central Bank of India	41,296	210,700
Century Plyboards India, Ltd.	7,005	10,822
Century Textiles & Industries, Ltd.	6,103	69,121
CESC, Ltd.	20,157	168,669
Chambal Fertilizers & Chemicals, Ltd.	56,893	103,019
Chennai Petroleum Corp., Ltd.	15,825	86,036
*Chettinad Cement Corp., Ltd.	800	9,462
City Union Bank, Ltd.	17,183	19,576
Clariant Chemicals (India), Ltd.	3,509	60,384
CMC, Ltd.	1,340	63,211
Colgate-Palmolive (India), Ltd.	8,968	176,584
Container Corp. of India	8,100	239,589
Core Projects & Technologies, Ltd.	8,286	53,675
Coromandel International, Ltd.	22,110	319,632
Corp. Bank	10,377	175,381
Crisil, Ltd.	636	88,172
Crompton Greaves, Ltd.	42,330	303,631
Cummins India, Ltd.	16,419	293,858
Dabur India, Ltd.	85,202	191,237
*Dalmia Bharat Enterprises, Ltd.	25,540	101,183
Dalmia Cement (Bharat), Ltd.	25,540	27,836
DCM Shriram Consolidated, Ltd.	39,728	41,726
Deccan Chronicle Holdings, Ltd.	14,118	41,037
Deepak Fertilizers & Petrochemicals Corp., Ltd.	1,746	7,003
*Development Credit Bank, Ltd.	35,249	55,137
Dewan Housing Finance Corp., Ltd.	9,998	70,216
*Dish TV (India), Ltd.	66,606	84,291
DLF, Ltd.	66,637	526,533
Dredging Corp. of India, Ltd.	2,580	30,114
E.I.D. - Parry (India), Ltd.	18,565	207,648
eClerx Services, Ltd.	3,556	48,247
Edelweiss Capital, Ltd.	62,230	87,545
Eicher Motors, Ltd.	5,657	164,067
EIH, Ltd.	38,218	107,212
Electrosteel Casings, Ltd.	27,500	25,722
Era Infra Engineering, Ltd.	11,342	57,127
Escorts, Ltd.	12,351	61,395
*Essar Oil, Ltd.	74,000	245,298
*Essar Shipping Ports & Logistics, Ltd.	30,102	74,273
Everest Kanto Cylinder, Ltd.	10,003	28,472
Exide Industries, Ltd.	60,416	210,848
FAG Bearings (India), Ltd.	5,070	105,226
Federal Bank, Ltd.	53,973	573,335
Financial Technologies (India), Ltd.	9,938	221,232
Finolex Cables, Ltd.	50,719	67,218
Finolex Industries, Ltd.	10,022	26,275
GAIL India, Ltd.	69,352	766,558
Gammon India, Ltd.	37,375	171,768
*Gammon Infrastructure Projects, Ltd.	67,324	35,089
Gateway Distriparks, Ltd.	2,423	6,039
Geodesic, Ltd.	29,058	76,516
Gillette India, Ltd.	1,800	77,324
Gitanjali Gems, Ltd.	19,770	131,737
GlaxoSmithKline Consumer Healthcare, Ltd.	4,319	213,628
*GMR Infrastructure, Ltd.	141,302	170,412

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Godrej Consumer Products, Ltd.	21,028	$196,960
Godrej Industries, Ltd.	33,592	161,407
*Gokul Refoils & Solvent, Ltd.	30,609	67,368
Grasim Industries, Ltd.	7,413	375,146
Great Eastern Shipping Co., Ltd.	25,938	185,082
Great Offshore, Ltd.	14,838	125,826
Greaves Cotton, Ltd.	6,244	66,110
Gruh Finance, Ltd.	698	6,458
GTL, Ltd.	18,831	177,014
Gujarat Alkalies & Chemicals, Ltd.	17,941	52,806
Gujarat Ambuja Exports, Ltd.	37,000	35,392
Gujarat Fluorochemicals, Ltd.	16,937	70,477
Gujarat Gas Co., Ltd.	17,160	147,766
Gujarat Narmada Valley Fertilizers Co., Ltd.	33,112	92,869
Gujarat State Fertilizers & Chemicals, Ltd.	7,210	58,431
Gujarat State Petronet, Ltd.	35,884	91,106
*GVK Power & Infrastructure, Ltd.	232,214	222,676
H.E.G., Ltd.	4,414	27,095
HCL Infosystems, Ltd.	19,952	51,036
HCL Technologies, Ltd.	40,102	365,937
HDFC Bank, Ltd.	38,156	1,960,840
*HeidelbergCement India, Ltd.	46,000	47,432
Hero Honda Motors, Ltd. Series B	13,140	552,551
Hexaware Technologies, Ltd.	51,608	102,173
Hikal, Ltd.	3,700	35,526
*Himachal Futuristic Communications, Ltd.	164,489	40,050
Himadri Chemicals & Industries, Ltd.	2,236	24,873
Hindalco Industries, Ltd.	257,297	1,223,556
Hindustan Construction Co., Ltd.	73,046	100,680
Hindustan Oil Exploration Co., Ltd.	9,632	55,114
Hindustan Petroleum Corp, Ltd.	17,704	194,465
Hindustan Unilever, Ltd.	86,635	575,210
Honeywell Automation India, Ltd.	950	54,665
Hotel Leelaventure, Ltd.	76,029	88,416
*Housing Development & Infrastructure, Ltd.	40,773	227,891
HT Media, Ltd.	23,221	83,106
*IBN18 Broadcast , Ltd.	4,151	10,890
ICICI Bank, Ltd. Sponsored ADR	87,637	4,607,953
ICSA (India), Ltd.	15,413	45,059
IDBI Bank, Ltd.	79,758	324,865
*Idea Cellular, Ltd.	144,507	218,778
IFCI, Ltd.	18,889	29,482
India Cements, Ltd.	58,880	147,102
India Infoline, Ltd.	25,448	66,774
Indiabulls Financial Services, Ltd.	58,328	290,685
*Indiabulls Real Estate, Ltd.	108,781	470,541
Indiabulls Securities, Ltd.	19,709	11,922
Indian Bank	29,130	192,237
Indian Hotels Co., Ltd.	131,997	297,815
Indian Overseas Bank	29,485	106,118
IndusInd Bank, Ltd.	75,477	450,277
Info Edge India, Ltd.	3,182	48,090
Infosys Technologies, Ltd.	50,322	3,372,215
Infotech Enterprises, Ltd.	29,394	107,658
Infrastructure Development Finance Co., Ltd.	231,902	1,049,472
ING Vysya Bank, Ltd.	18,801	170,591
IRB Infrastructure Developers, Ltd.	34,099	199,715
*Ispat Industries, Ltd.	112,747	49,811
*IVRCL Assets & Holdings, Ltd.	7,314	18,455
IVRCL Infrastructures & Projects, Ltd.	106,726	359,771
Jagran Prakashan, Ltd.	18,216	54,903

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Jai Balaji Industries, Ltd.	10,745	$75,704
Jain Irrigation Systems, Ltd.	59,570	312,028
Jaiprakash Associates, Ltd.	227,815	618,705
*Jaiprakash Power Ventures, Ltd.	36,177	50,893
Jammu & Kashmir Bank, Ltd.	11,393	234,070
JBF Industries, Ltd.	18,484	89,128
*Jet Airways (India), Ltd.	5,856	107,174
*Jindal Drilling & Industries, Ltd.	4,896	61,448
Jindal Saw, Ltd.	34,335	168,174
*Jindal South West Holdings, Ltd.	1,225	55,158
Jindal Steel & Power, Ltd.	43,230	679,998
JM Financial, Ltd.	18,060	15,808
*JSL Stainless, Ltd.	31,594	86,922
JSW Steel, Ltd.	28,598	863,598
*Jyothy Laboratories, Ltd.	5,217	32,395
Jyoti Structures, Ltd.	19,766	58,986
Kalpataru Power Transmission, Ltd.	15,370	60,092
Karnataka Bank, Ltd.	25,885	107,716
Karur Vysya Bank, Ltd.	13,648	164,660
KEC International, Ltd.	4,316	47,216
Kesoram Industries, Ltd.	9,270	61,858
*Kirloskar Eng India, Ltd.	46,392	214,049
Kirloskar Industries, Ltd.	3,092	26,436
*Kotak Mahindra Bank, Ltd.	58,048	608,455
KS Oils, Ltd.	60,437	78,031
Lakshmi Machine Works, Ltd.	1,872	112,931
*Lanco Infratech, Ltd.	164,830	236,508
LIC Housing Finance, Ltd.	20,990	633,165
Madhucon Projects, Ltd.	14,777	48,968
Madras Cements, Ltd.	31,000	81,119
*Mahanagar Telephone Nigam, Ltd.	59,242	90,051
Maharashtra Seamless, Ltd.	10,924	102,758
Mahindra & Mahindra Financial Services, Ltd.	5,009	83,151
Mahindra Lifespace Developers, Ltd.	8,446	90,457
Mastek, Ltd.	3,774	17,438
McLeod Russel India, Ltd.	18,678	96,955
Mercator Lines, Ltd.	44,975	65,314
*Monnet Ispat, Ltd.	9,869	132,940
Monsanto India, Ltd.	700	31,741
Moser Baer (India), Ltd.	39,842	58,190
Motherson Sumi Systems, Ltd.	46,766	193,757
Mphasis, Ltd.	20,534	282,760
MRF, Ltd.	508	106,492
Mundra Port & Special Economic Zone, Ltd.	63,910	219,091
Nagarjuna Construction Co., Ltd.	67,987	226,414
Nagarjuna Fertilizers & Chemicals, Ltd.	88,475	67,397
National Aluminium Co., Ltd.	20,955	189,804
Navneet Publications (India), Ltd.	11,667	16,058
NIIT, Ltd.	53,023	78,435
Nirma, Ltd.	5,100	26,622
NTPC, Ltd.	80,610	353,904
*OMAXE, Ltd.	23,135	78,048
*OnMobile Global, Ltd.	5,727	43,144
Opto Circuits India, Ltd.	21,115	136,241
*Oracle Financial Services Software, Ltd.	5,591	278,630
*Orbit Corp., Ltd.	14,578	38,150
Orient Paper & Industries, Ltd.	45,993	60,988
Oriental Bank of Commerce	18,908	212,672
*Parsvnath Developers, Ltd.	36,062	54,192
Patel Engineering, Ltd.	5,663	46,482
Patni Computer Systems, Ltd.	37,726	392,089

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Peninsula Land, Ltd.	20,538	$28,410
Petronet LNG, Ltd.	159,932	400,553
Pidilite Industries, Ltd.	54,000	175,940
Power Finance Corp, Ltd.	47,919	388,300
Power Grid Corp of India, Ltd.	103,586	234,037
Praj Industries, Ltd.	16,862	26,196
Proctor & Gamble Hygiene & Health Care, Ltd.	199	9,152
PTC India, Ltd.	62,542	189,128
Punj Lloyd, Ltd.	38,708	103,039
Punjab National Bank, Ltd.	2,000	58,250
Rajesh Exports, Ltd.	18,046	48,088
Rallis India, Ltd.	1,779	58,562
*Raymond, Ltd.	12,354	120,499
Redington India, Ltd.	54,905	98,654
REI Agro, Ltd.	206,220	126,879
*Reliance Broadcast Network, Ltd.	4,064	8,969
Reliance Capital, Ltd.	32,352	594,799
Reliance Energy, Ltd.	23,001	537,876
Reliance Industries, Ltd.	54,445	1,344,039
*Reliance Industries, Ltd. Sponsored GDR	43,635	2,172,587
*Reliance MediaWorks, Ltd.	4,064	22,479
*Reliance Natural Resources, Ltd.	136,432	118,014
*Reliance Power, Ltd.	175,506	621,325
Rolta India, Ltd.	38,036	143,061
Ruchi Soya Industries, Ltd.	55,585	165,282
Rural Electrification Corp, Ltd.	31,334	261,124
*S.Kumars Nationwide, Ltd.	58,494	107,292
*Satyam Computer Services, Ltd.	27,279	48,512
Sesa Goa, Ltd.	56,237	408,550
Shiv-Vani Oil & Gas Exploration Services, Ltd.	5,277	50,754
Shopper’s Stop, Ltd.	3,763	58,670
Shree Cement, Ltd.	3,483	163,847
*Shree Renuka Sugars, Ltd.	85,118	173,598
Shriram Transport Finance Co., Ltd.	24,610	488,944
Siemens India, Ltd.	7,994	146,952
SKF India, Ltd.	4,768	62,418
Sobha Developers, Ltd.	7,686	62,474
South Indian Bank, Ltd.	301,420	187,483
SREI Infrastructure Finance, Ltd.	21,226	63,258
SRF, Ltd.	13,802	125,293
State Bank of India	11,706	833,096
Steel Authority of India, Ltd.	63,170	278,505
Sterling Biotech, Ltd.	30,729	75,475
Sterlite Industries (India), Ltd. ADR	24,600	380,562
Sterlite Industries (India), Ltd. Series A	99,892	382,440
Sterlite Technologies, Ltd.	57,740	107,851
Sun TV Network, Ltd.	8,379	93,986
Sundaram Finance, Ltd.	192	3,009
Supreme Industries, Ltd.	40,080	130,964
*Suzlon Energy, Ltd.	141,693	176,708
Syndicate Bank	74,170	232,554
Tanla Solutions, Ltd.	28,638	16,652
Tata Chemicals, Ltd.	27,796	244,536
#*Tata Communications, Ltd. ADR	10,600	147,552
Tata Consultancy Services, Ltd.	49,576	1,176,370
Tata Elxsi, Ltd.	8,349	52,245
Tata Investment Corp., Ltd.	8,434	110,192
Tata Motors, Ltd.	45,486	1,191,959
Tata Power Co., Ltd.	12,333	387,737
Tata Steel, Ltd.	57,363	763,006
Tata Tea, Ltd.	161,950	454,541

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Tata Teleservices Maharashtra, Ltd.	127,583	$64,854
Tech Mahindra, Ltd.	14,152	232,193
*Teledata Marine Solutions, Ltd.	27,764	21,405
TexmaCo., Ltd.	8,000	29,218
Thermax India, Ltd.	8,395	163,839
Thomas Cook India, Ltd.	30,553	45,967
Titan Industries, Ltd.	3,737	298,967
*Torrent Power, Ltd.	33,009	217,403
Trent, Ltd.	2,640	60,338
*Trent, Ltd. Series A	586	12,201
*Trent, Ltd. Series B	586	11,891
Triveni Engineering & Industries, Ltd.	33,780	91,264
Tube Investments of India	25,855	88,135
*Tulip IT Services, Ltd.	28,255	113,937
TVS Motor Co., Ltd.	40,140	66,155
UCO Bank	83,979	238,448
*Ultratech Cement, Ltd.	4,236	104,690
Union Bank of India	31,491	268,718
Unitech, Ltd.	159,219	311,586
United Phosphorus, Ltd.	80,226	360,818
Usha Martin, Ltd.	58,390	114,159
Varun Shipping Co., Ltd.	35,506	32,956
Videocon Industries, Ltd.	21,683	123,863
Vijaya Bank	73,417	176,325
Voltas, Ltd.	38,760	214,504
WABCO-TVS (India), Ltd.	2,662	67,024
Welspun Corp., Ltd.	26,959	151,574
Wipro, Ltd.	55,651	526,430
*Wire & Wireless India, Ltd.	72,667	22,186
Yes Bank, Ltd.	31,567	256,035
Zee Entertainment Enterprises, Ltd.	73,835	461,863
*Zee Learn, Ltd.	18,459	2,161
*Zee News, Ltd.	31,438	10,711
Zuari Industries, Ltd.	3,250	60,647

TOTAL INDIA		71,659,277

INDONESIA — (3.2%)
PT Adaro Energy Tbk	1,773,500	418,408
PT AKR Corporindo Tbk	458,500	77,563
PT Aneka Tambang Tbk	1,152,500	330,158
PT Astra Agro Lestari Tbk	102,000	285,195
PT Astra International Tbk	302,000	1,933,590
*PT Bakrie & Brothers Tbk	13,985,000	84,778
PT Bakrie Sumatera Plantations Tbk	2,640,000	114,559
*PT Bakrie Telecom Tbk	4,045,000	109,094
PT Bakrieland Development Tbk	7,173,250	127,447
PT Bank Bukopin Tbk	450,000	35,223
PT Bank Central Asia Tbk	1,530,000	1,202,058
PT Bank Danamon Indonesia Tbk	1,108,441	833,638
PT Bank Mandiri Persero Tbk	1,051,000	826,206
*PT Bank Pan Indonesia Tbk	4,496,000	563,945
PT Bank Rakyat Indonesia Persero Tbk	807,000	1,033,181
*PT Bank Tabungan Pensiunan Nasional Tbk	79,500	115,667
*PT Barito Pacific Tbk	1,058,500	150,791
*PT Bayan Resources Tbk	42,000	59,241
*PT Berlian Laju Tanker Tbk	3,940,666	170,215
*PT Bhakti Investama Tbk	3,745,200	53,944
*PT Bisi International Tbk	521,500	137,650
PT Bumi Resources Tbk	6,764,500	1,693,778
*PT Central Proteinaprima Tbk	5,740,500	34,042
PT Charoen Pokphand Indonesia Tbk	432,703	415,211

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Ciputra Development Tbk	1,300,000	$61,433
*PT Ciputra Surya Tbk	204,000	16,056
PT Citra Marga Nusaphala Persada Tbk	535,000	90,358
*PT Darma Henwa Tbk	3,026,500	26,230
*PT Delta Dunia Makmur Tbk	740,000	88,947
PT Elnusa Tbk	926,500	34,857
*PT Energi Mega Persada Tbk	5,962,500	79,167
PT Gajah Tunggal Tbk	359,000	93,691
PT Global Mediacom Tbk	2,844,000	158,124
PT Gozco Plantations Tbk	1,330,500	64,180
PT Hexindo Adiperkasa Tbk	113,000	82,362
*PT Holcim Indonesia Tbk	662,000	172,805
*PT Indah Kiat Pulp & Paper Corp. Tbk	1,009,500	234,934
PT Indo Tambangraya Megah Tbk	44,500	225,662
PT Indocement Tunggal Prakarsa Tbk	177,500	364,448
PT Indofood Sukses Makmur Tbk	1,928,000	1,124,454
PT Indosat Tbk ADR	5,346	176,097
PT International Nickel Indonesia Tbk	741,000	395,856
*PT Intiland Development Tbk	970,000	55,500
PT Japfa Comfeed Indonesia Tbk	107,500	37,985
PT Jasa Marga Tbk	548,000	230,330
*PT Kawasan Industri Jababeka Tbk	4,167,000	62,682
*PT Lippo Karawaci Tbk	5,448,750	378,176
PT Matahari Putra Prima Tbk	1,400,000	220,574
PT Mayorah Indah Tbk	156,000	210,926
PT Medco Energi Internasional Tbk	888,000	406,758
*PT Mitra Adiperkasa Tbk	519,000	148,117
*PT Mitra International Resources Tbk	1,680,500	45,276
*PT Pakuwon Jati Tbk	825,000	86,978
*PT Panin Financial Tbk	4,390,000	95,979
*PT Panin Insurance Tbk	1,516,000	93,526
PT Perusahaan Gas Negara Tbk	1,403,500	638,433
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	303,000	398,235
*PT Polychem Indonesia Tbk	720,000	16,538
PT Ramayana Lestari Sentosa Tbk	1,706,000	174,029
PT Sampoerna Agro Tbk	169,000	56,898
PT Semen Gresik Persero Tbk	228,000	250,672
*PT Sentul City Tbk	3,639,500	47,749
PT Sinar Mas Agro Resources & Technology Tbk	36,000	21,017
PT Summarecon Agung Tbk	2,179,332	276,585
*PT Suryainti Permata Tbk	1,280,000	12,746
PT Tambang Batubara Bukit Asam Tbk	104,000	229,160
#PT Telekomunikasi Indonesia Tbk Sponsored ADR	37,266	1,505,174
PT Timah Tbk	820,000	262,519
*PT Truba Alam Manunggal Engineering Tbk	3,328,000	31,101
PT Tunas Ridean Tbk	1,080,000	94,474
PT Unilever Indonesia Tbk	196,500	384,864
PT United Tractors Tbk	271,250	676,100
PT Wijaya Karya Tbk	1,163,500	94,135

TOTAL INDONESIA		21,538,479

ISRAEL — (0.0%)
Delta-Galil Industries, Ltd.	1	5
*Electra Real Estate, Ltd.	1	8
Formula Systems, Ltd.	1	12
*Formula Vision Technologies, Ltd.	1	—
*Makhteshim-Agan Industries, Ltd.	—	2
*Mivtach Shamir Holdings, Ltd.	1,647	51,147
*Naphtha Israel Petroleum Corp., Ltd.	1	4
Osem Investments, Ltd.	1	14

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
Super-Sol, Ltd. Series B	—	$2

TOTAL ISRAEL		51,194

MALAYSIA — (3.4%)
Aeon Co. Berhad	44,600	79,131
Affin Holdings Berhad	217,600	225,420
*Airasia Berhad	387,300	308,192
Alliance Financial Group Berhad	391,600	413,448
AMMB Holdings Berhad	303,175	616,423
Amway (Malaysia) Holdings Berhad	24,800	64,268
Ann Joo Resources Berhad	63,000	60,606
*Asia Pacific Land Berhad	220,000	26,596
*Axiata Group Berhad	436,950	631,924
Bandar Raya Developments Berhad	100,000	77,260
Batu Kawan Berhad	69,500	337,745
Berjaya Corp. Berhad	634,900	220,985
*Berjaya Retail Berhad	63,490	8,672
Bimb Holdings Berhad	141,200	54,941
Bolton Berhad	168,400	61,197
Boustead Holdings Berhad	175,140	316,709
Chemical Co. of Malaysia Berhad	55,900	36,227
CIMB Group Holdings Berhad	423,000	1,129,620
Digi.Com Berhad	41,000	334,177
DRB-Hicom Berhad	373,500	144,180
ECM Libra Avenue Berhad	284,773	66,256
*EON Capital Berhad	141,200	317,044
Esso Malaysia Berhad	57,700	53,663
Faber Group Berhad	67,100	62,875
Far East Holdings Berhad	14,000	31,071
Fraser & Neave Holdings Berhad	31,000	144,393
Gamuda Berhad	567,200	693,873
General Corp. Berhad	62,200	32,167
Genting Plantations Berhad	65,600	181,221
Globetronics Technology Berhad	103,700	39,362
*Green Packet Berhad	190,900	55,343
*GuocoLand (Malaysia) Berhad	50,000	20,436
Hai-O Enterprise Berhad	39,400	38,967
Hap Seng Consolidated Berhad	91,300	117,442
Hap Seng Plantations Holdings Berhad	39,800	35,025
Hock Seng Lee Berhad	85,000	51,693
Hong Leong Bank Berhad	84,700	249,039
Hong Leong Financial Group Berhad	65,900	193,358
Hong Leong Industries Berhad	54,300	88,948
Hunza Properties Berhad	55,900	29,317
Hwang-DBS (Malaysia) Berhad	30,600	19,756
IGB Corp. Berhad	548,300	353,090
IJM Corp. Berhad	442,610	801,817
IJM Land Berhad	173,900	155,005
IJM Plantations Berhad	65,600	59,129
*Insas Berhad	72,072	12,532
IOI Corp. Berhad	389,505	729,562
*Jaks Resources Berhad	211,500	50,823
K & N Kenanga Holdings Berhad	81,000	19,435
Keck Seng (Malaysia) Berhad	56,200	107,232
KFC Holdings (Malaysia) Berhad	136,000	158,277
Kian Joo Can Factory Berhad	146,500	75,762
Kim Loong Resources Berhad	60,020	47,383
Kinsteel Berhad	220,500	71,732
KLCC Property Holdings Berhad	251,800	266,938
*KNM Group Berhad	1,525,950	235,333
Kuala Lumpur Kepong Berhad	55,750	355,074

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Kulim Malaysia Berhad	73,900	$230,234
*Kurnia Asia Berhad	314,800	41,572
Lafarge Malayan Cement Berhad	105,360	271,337
Landmarks Berhad	45,200	19,221
Lingkaran Trans Kota Holdings Berhad	123,800	141,115
Lion Industries Corp. Berhad	141,000	89,967
Malayan Banking Berhad	506,350	1,467,262
Malaysia Airports Holdings Berhad	61,800	120,639
Malaysia Building Society Berhad	167,700	84,830
*Malaysian Airlines System Berhad	245,334	173,740
Malaysian Bulk Carriers Berhad	87,725	84,342
Malaysian Resources Corp. Berhad	486,000	325,598
Media Prima Berhad	153,000	108,980
Mega First Corp. Berhad	46,000	26,565
*Melewar Industrial Group Berhad	20,900	4,780
*MK Land Holdings Berhad	486,100	60,326
MMC Corp. Berhad	329,600	326,666
*MNRB Holdings Berhad	66,900	60,084
Mudajaya Group Berhad	33,200	45,779
*Mulpha International Berhad	888,400	134,276
Naim Holdings Berhad	75,900	88,490
NCB Holdings Berhad	5,000	5,862
Nestle (Malaysia) Berhad	17,000	239,506
NTPM Holdings Berhad	75,000	13,871
Oriental Holdings Berhad	52,800	89,098
OSK Holdings Berhad	190,875	93,506
Panasonic Manufacturing Malaysia Berhad	19,300	113,456
Parkson Holdings Berhad	81,911	156,444
Pelikan International Corp. Berhad	28,500	11,468
PJ Development Holdings Berhad	204,900	55,714
Plus Expressways Berhad	149,600	211,793
POS Malaysia Berhad	90,400	94,200
PPB Group Berhad	103,900	641,415
Proton Holdings Berhad	133,900	212,153
Puncak Niaga Holding Berhad	71,400	65,105
QL Resources Berhad	54,000	94,143
QSR Brands Berhad	47,900	81,240
*Ramunia Holdings Berhad	156,777	20,211
RHB Capital Berhad	95,800	247,487
Salcon Berhad	180,500	41,573
Sarawak Oil Palms Berhad	75,400	84,556
Selangor Dredging Berhad	190,000	51,286
Shangri-La Hotels (Malaysia) Berhad	104,400	95,400
Shell Refining Co. Federation of Malaysia Berhad	68,200	233,314
SHL Consolidated Berhad	98,500	41,279
SP Setia Berhad	202,750	338,144
Star Publications (Malaysia) Berhad	157,600	209,308
Subur Tiasa Holdings Berhad	73,815	52,138
Sunrise Berhad	80,448	59,033
Supermax Corp. Berhad	50,875	73,752
Symphony House Berhad	70,770	5,149
Ta Ann Holdings Berhad	54,576	80,694
TA Enterprise Berhad	440,300	104,307
TA Global Berhad (B3Z17H6)	264,180	39,482
*TA Global Berhad (B4LM6X7)	264,180	32,289
Tan Chong Motor Holdings Berhad	135,800	247,344
TDM Berhad	99,200	77,710
*Tebrau Teguh Berhad	244,800	60,770
Telekom Malaysia Berhad	157,900	172,873
Tenaga Nasional Berhad	212,800	602,906
*Time Dotcom Berhad	458,200	105,596

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Titan Chemicals Corp. Berhad	45,800	$34,008
Top Glove Corp. Berhad	74,800	132,359
Uchi Technologies Berhad	54,000	23,461
UMW Holdings Berhad	129,200	281,483
Unico-Desa Plantations Berhad	285,440	99,220
Unisem (Malaysia) Berhad	154,830	92,970
United Malacca Rubber Estates Berhad	37,800	87,543
United Plantations Berhad	37,900	208,133
VS Industry Berhad	60,945	31,398
Wah Seong Corp. Berhad	163,602	114,821
WTK Holdings Berhad	155,500	60,132
YTL Corp. Berhad	275,038	699,157
*YTL e-Solutions Berhad	60,500	27,626
YTL Power International Berhad	361,873	272,374
Yu Neh Huat Berhad	120,299	69,701
*Zelan Berhad	190,800	42,741

TOTAL MALAYSIA		22,606,599

MEXICO — (4.6%)
#Alfa S.A.B. de C.V. Series A	133,800	1,116,300
#Alsea de Mexico S.A.B. de C.V.	148,200	150,624
America Movil S.A.B. de C.V. Series L ADR	113,509	6,499,525
#*Axtel S.A.B. de C.V.	151,560	90,092
#Banco Compartamos S.A. de C.V.	61,100	430,491
#Bolsa Mexicana de Valores S.A. de C.V.	35,900	65,212
*Carso Infraestructura y Construccion S.A.B. de C.V.	231,490	155,227
*Cemex S.A.B. de C.V. Sponsored ADR	211,510	1,854,943
#*Cia Minera Autlan S.A.B. de C.V.	21,700	47,959
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	6,300	500,661
Consorcio ARA S.A.B. de C.V.	329,200	209,282
*Corporacion GEO S.A.B. de C.V. Series B	216,100	686,032
Corporacion Moctezuma S.A.B. de C.V.	129,800	333,750
#*Desarrolladora Homex S.A.B. de C.V.	107,500	601,575
Embotelladora Arca S.A.B. de C.V.	232,406	959,889
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	60,900	641,886
#*Gruma S.A.B. de C.V. Series B	41,200	81,679
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	49,000	92,341
#Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	25,400	941,832
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	82,700	415,911
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	4,000	201,600
#Grupo Carso S.A.B. de C.V. Series A-1	125,400	722,665
Grupo Continental S.A.B. de C.V.	125,846	354,668
#Grupo Elektra S.A. de C.V.	7,429	272,601
#*Grupo Famsa S.A.B. de C.V.	62,121	89,549
Grupo Financiero Banorte S.A.B. de C.V.	473,333	2,025,120
Grupo Financiero Inbursa S.A.B. de C.V. Series O	94,876	410,300
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	88,761	685,691
Grupo Mexico S.A.B. de C.V. Series B	594,999	1,960,201
#*Grupo Simec S.A. de C.V.	56,100	135,298
#Grupo Televisa S.A. de C.V. Sponsored ADR	81,300	1,825,185
#*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.	245,400	318,376
*Industrias CH S.A.B. de C.V. Series B	115,200	415,160
Industrias Penoles S.A.B. de C.V.	14,960	423,988
Kimberly Clark de Mexico S.A.B. de C.V. Series A	118,900	745,773
#*Megacable Holdings S.A.B. de C.V.	14,300	36,480
Mexichem S.A.B. de C.V.	195,801	618,736
#Organizacion Soriana S.A.B. de C.V. Series B	277,000	843,697
*Promotora y Operadora de Infraestructura S.A. de C.V.	86,500	280,207
#Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	27,900	431,892
#TV Azteca S.A.B. de C.V. Series A	422,969	317,535
*Urbi Desarrollos Urbanos S.A.B. de C.V.	129,800	275,515

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MEXICO — (Continued)
#Wal-Mart de Mexico S.A.B. de C.V. Series V	613,260	$1,678,171

TOTAL MEXICO		30,943,619

PERU — (0.2%)
*Cia de Minas Buenaventura S.A. ADR	22,900	1,214,616
*Credicorp, Ltd.	2,337	294,182

TOTAL PERU		1,508,798

PHILIPPINES — (1.0%)
Aboitiz Equity Ventures, Inc.	664,000	517,755
Aboitiz Power Corp.	432,000	275,840
Ayala Corp. Series A	45,266	423,187
Ayala Land, Inc.	575,660	224,444
Banco de Oro Unibank, Inc.	180,900	256,516
Bank of the Philippine Islands	236,442	322,584
*Belle Corp.	747,000	40,824
China Banking Corp.	17,218	178,999
DMCI Holdings, Inc.	350,000	311,024
Energy Development Corp.	1,872,500	261,327
Filinvest Land, Inc.	5,730,000	183,984
First Philippines Holdings Corp.	144,500	224,913
Globe Telecom, Inc.	3,880	81,197
International Container Terminal Services, Inc.	180,000	180,100
Jollibee Foods Corp.	111,400	229,464
*Lopez Holdings Corp.	1,156,200	150,571
Macroasia Corp.	444,000	33,957
Manila Water Co, Inc.	259,900	112,715
Megaworld Corp.	6,359,000	378,629
Metro Bank & Trust Co.	217,000	394,594
*Paxys, Inc.	120,000	4,883
Philippine Long Distance Telephone Co. Sponsored ADR	5,300	329,289
*Philippine National Bank	136,100	224,532
Philippine Stock Exchange, Inc.	5,600	51,314
Rizal Commercial Banking Corp.	205,000	133,421
Robinson’s Land Corp. Series B	496,000	195,689
Security Bank Corp.	48,400	94,570
Semirara Mining Corp.	42,050	167,887
SM Development Corp.	944,640	194,995
SM Investments Corp.	20,720	262,722
Union Bank of Philippines	56,000	79,273
Universal Robina Corp.	354,100	358,135
Vista Land & Lifescapes, Inc.	1,700,000	130,592

TOTAL PHILIPPINES		7,009,926

POLAND — (1.7%)
Agora SA	24,788	243,123
Asseco Poland SA	31,561	583,322
Bank Handlowy w Warszawie SA	4,464	140,927
*Bank Millennium SA	132,225	234,495
Bank Pekao SA	13,728	896,056
*Bank Przemyslowo Handlowy BPH SA	3,521	74,846
Bank Zackodni WBK SA	3,399	251,236
*Barlinek SA	27,167	43,894
*Boryszew SA	64,545	45,224
*BRE Bank SA	1,350	136,252
Budimex SA	3,716	136,769
*Cersanit SA	9,223	36,242
*Cersanit-Krasnystaw SA	18,446	73,692
*Ciech SA	7,730	52,813
Debica SA	3,243	71,640

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
POLAND — (Continued)
Dom Development SA	500	$8,231
*Echo Investment SA	126,475	234,913
Elektrobudowa SA	467	28,789
Emperia Holding SA	2,471	84,827
Eurocash SA	17,031	156,194
Fabryki Mebli Forte SA	3,346	16,210
*Getin Holdings SA	118,519	444,350
Grupa Kety SA	4,554	189,071
*Grupa Lotos SA	29,914	317,735
*Hydrobudowa Polska SA	24,000	27,775
*Inter Cars SA	1,986	48,300
KGHM Polska Miedz SA	17,153	770,335
*Kredyt Bank SA	19,668	103,391
*Lentex SA	2,453	22,372
LPP SA	181	123,260
*MNI SA	38,209	43,458
*Mondi Packaging Paper Swiecie SA	3,588	98,725
*Mostostal Siedlce SA	153,762	223,854
Mostostal Warszawa SA	469	11,180
*Mostostal Zabrze Holding SA	37,011	45,396
*Multimedia Polska SA	23,093	78,575
*Netia Holdings SA	63,443	123,458
NG2 SA	4,189	90,837
*Noble Bank SA	23,610	42,527
*Orbis SA	13,029	189,565
PBG SA	1,937	147,440
*Pekaes SA	6,340	18,848
Polnord SA	4,198	54,620
*Polski Koncern Naftowy Orlen SA	121,576	1,714,231
Polskie Gornictwo Naftowe I Gazownictwo SA	167,247	217,115
*Powszechna Kasa Oszczednosci Bank Polski SA	63,680	1,004,678
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	19,367	122,222
Raciborska Fabryka Kotlow SA	19,468	81,936
*Stalexport SA	75,249	36,397
Stalprodukt SA	606	85,306
*Synthos SA	284,348	256,082
Telekomunikacja Polska SA	96,821	616,524
*Trakcja Polska SA	39,687	66,484
TVN SA	32,365	203,575
Zaklady Azotowe Pulawy SA	4,200	110,399
Zelmer SA	2,897	40,044

TOTAL POLAND		11,319,760

RUSSIA — (4.2%)
*Evraz Group SA GDR	31,168	945,574
Gazprom OAO Sponsored ADR	479,016	10,488,076
Gazpromneft JSC Sponsored ADR	12,698	246,659
*Globaltrans Investment P.L.C. Sponsored GDR	10,762	157,652
*Integra Group Holdings GDR	34,189	107,586
Lukoil OAO Sponsored ADR	92,719	5,170,466
Magnitogorsk Iron & Steel Works Sponsored GDR	26,361	328,935
MMC Norilsk Nickel JSC ADR	91,231	1,697,836
Novolipetsk Steel OJSC GDR	15,004	512,185
Novorossiysk Sea Trade Port GDR	11,320	101,281
*PIK Group GDR	17,783	66,594
*Polymetal GDR	15,014	237,256
*Rosneft Oil Co. GDR	182,448	1,269,498
*RusHydro Sponsored ADR	229,700	1,187,106
*Severstal OAO GDR	44,872	604,110
Surgutneftegas Sponsonsored ADR	149,603	1,464,950
Tatneft Sponsored ADR	32,047	1,009,100

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
RUSSIA — (Continued)
*TMK OAO GDR	15,062	$295,907
Uralkali Sponsored GDR	22,961	567,366
*VimpelCom, Ltd. Sponsored ADR	27,800	426,174
VTB Bank OJSC GDR	167,057	1,104,346
*X5 Retail Group NV GDR	10,311	432,636

TOTAL RUSSIA		28,421,293

SOUTH AFRICA — (8.5%)
ABSA Group, Ltd.	73,891	1,431,475
Adcorp Holdings, Ltd.	16,639	68,851
Advtech, Ltd.	150,000	130,392
Aeci, Ltd.	45,611	506,048
Afgri, Ltd.	197,128	187,403
African Bank Investments, Ltd.	256,025	1,312,226
African Oxygen, Ltd.	61,661	183,722
African Rainbow Minerals, Ltd.	29,765	753,232
Allied Electronics Corp., Ltd.	25,999	105,887
Allied Technologies, Ltd.	18,358	165,741
*Anglo American Platinum Corp., Ltd.	6,426	613,123
#AngloGold Ashanti, Ltd. Sponsored ADR	29,000	1,366,190
ArcelorMittal South Africa, Ltd.	44,676	512,591
*Argent Industrial, Ltd.	36,904	46,963
Astral Foods, Ltd.	17,754	283,963
*Aveng, Ltd.	191,613	1,204,402
AVI, Ltd.	132,497	526,531
Avusa, Ltd.	47,345	152,191
Barloworld, Ltd.	119,669	896,371
Bidvest Group, Ltd.	58,138	1,238,291
Blue Label Telecoms, Ltd.	167,586	172,601
Capitec Bank Holdings, Ltd.	14,125	294,475
Cashbuild, Ltd.	9,997	134,963
Caxton & CTP Publishers & Printers, Ltd.	71,319	155,542
City Lodge Hotels, Ltd.	8,003	93,354
Clicks Group, Ltd.	102,871	670,004
Data Tec, Ltd.	89,168	442,894
Discovery Holdings, Ltd.	76,810	432,655
*Distribution & Warehousing Network, Ltd.	50,931	56,511
*Durban Roodeport Deep, Ltd.	173,190	85,771
*Eqstra Holdings, Ltd.	87,411	78,696
*Evraz Highveld Steel & Vanadium, Ltd.	5,882	72,750
Exxaro Resources, Ltd.	26,437	497,387
FirstRand, Ltd.	422,218	1,237,841
Foschini Group, Ltd. (The)	64,594	783,478
Freeworld Coatings, Ltd.	86,675	125,614
Gijima Group, Ltd.	346,708	38,599
Gold Fields, Ltd. Sponsored ADR	144,700	2,281,919
Grindrod, Ltd.	147,335	357,057
Group Five, Ltd.	46,398	259,054
Harmony Gold Mining Co., Ltd.	125,451	1,440,661
*Health Strategic Investments, Ltd.	24,645	49,431
Hudaco Industries, Ltd.	16,723	201,888
*Hulamin, Ltd.	41,925	51,415
Iliad Africa, Ltd.	37,928	40,405
Illovo Sugar, Ltd.	89,335	332,728
Impala Platinum Holdings, Ltd.	63,424	1,790,595
Imperial Holdings, Ltd.	59,293	968,934
Investec, Ltd.	82,273	676,635
JD Group, Ltd.	59,605	418,862
JSE, Ltd.	41,044	464,782
Kumba Iron Ore, Ltd.	7,120	404,214
Lewis Group, Ltd.	44,113	449,396

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Liberty Holdings, Ltd.	38,322	$409,764
Massmart Holdings, Ltd.	42,056	856,391
Merafe Resources, Ltd.	483,462	95,137
Metair Investments, Ltd.	57,601	91,833
*Metorex, Ltd.	140,739	86,970
Metropolitan Holdings, Ltd.	293,917	709,357
Mondi, Ltd.	62,124	516,676
Mr. Price Group, Ltd.	61,558	556,206
Murray & Roberts Holdings, Ltd.	101,170	627,017
*Mvelaphanda Group, Ltd.	73,670	55,986
Nampak, Ltd.	243,727	683,914
Naspers, Ltd. Series N	35,569	1,851,981
Nedbank Group, Ltd.	72,312	1,350,423
#Northam Platinum, Ltd.	60,973	421,619
Oceana Group, Ltd.	19,344	91,513
*Omnia Holdings, Ltd.	15,703	146,144
Palabora Mining Co., Ltd.	9,070	135,665
Pick’n Pay Stores, Ltd.	49,664	326,729
Pretoria Portland Cement Co., Ltd.	106,333	506,356
PSG Group, Ltd.	62,177	316,514
Raubex Group, Ltd.	33,965	120,861
Reunert, Ltd.	60,618	553,980
Sanlam, Ltd.	674,910	2,526,964
Santam, Ltd.	16,410	271,275
*Sappi, Ltd. Sponsored ADR	214,486	1,063,851
Sasol, Ltd. Sponsored ADR	98,800	4,470,700
#*Sentula Mining, Ltd.	109,719	41,051
Shoprite Holdings, Ltd.	64,865	917,217
*Simmer & Jack Mines, Ltd.	286,827	35,994
Spar Group, Ltd. (The)	51,585	701,289
Spur Corp., Ltd.	30,509	60,814
Standard Bank Group, Ltd.	227,776	3,350,278
#Steinhoff International Holdings, Ltd.	505,818	1,587,111
*Super Group, Ltd.	142,040	12,144
Telkom South Africa, Ltd.	62,209	321,407
Telkom South Africa, Ltd. Sponsored ADR	2,000	42,000
Tiger Brands, Ltd.	22,957	615,408
Tongaat-Hulett, Ltd.	30,548	427,345
Trencor, Ltd.	49,091	248,917
Truworths International, Ltd.	95,666	943,115
Vodacom Group, Ltd.	51,466	494,396
Wilson Bayly Holme-Ovcon, Ltd.	14,933	287,336
Woolworths Holdings, Ltd.	206,584	809,439

TOTAL SOUTH AFRICA		56,985,791

SOUTH KOREA — (11.8%)
Amorepacific Corp.	290	268,308
Asia Cement Manufacturing Co., Ltd.	520	21,010
*Asiana Airlines, Inc.	36,370	296,163
#*Basic House Co., Ltd. (The)	2,980	60,098
Bing Grae Co., Ltd.	1,910	92,175
Busan Bank	46,300	576,880
*Capro Corp.	5,900	104,367
Cheil Industrial, Inc.	10,480	881,379
Cheil Worldwide, Inc.	20,750	225,845
*Chin Hung International, Inc.	59,486	25,835
Chosun Refractories Co., Ltd.	920	48,301
CJ CGV Co., Ltd.	3,000	79,141
CJ Cheiljedang Corp.	2,081	400,945
Dae Han Flour Mills Co., Ltd.	130	17,151
Dae Won Kang Up Co., Ltd.	6,670	25,720

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Daeduck Electronics Co., Ltd.	22,540	$167,816
Daeduck Industries Co., Ltd.	3,880	30,903
Daegu Bank, Ltd.	43,400	569,444
Daehan Steel Co., Ltd.	5,400	44,656
Daehan Synthetic Fiber Co., Ltd.	370	41,421
Daekyo Co., Ltd.	20,000	104,667
Daelim Industrial Co., Ltd.	8,280	676,043
*Daesang Corp.	5,000	36,785
Daesung Group Holdings Co., Ltd.	265	26,915
*Daesung Industrial Co., Ltd.	754	35,715
#Daewoo Engineering & Construction Co., Ltd.	32,270	302,458
#*Daewoo Motor Sales Corp.	8,863	23,831
Daewoo Securities Co., Ltd.	29,020	630,937
*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	18,301	487,070
Daishin Securities Co., Ltd.	17,950	246,155
#Daou Technology, Inc.	12,970	103,742
*Dong Yang Gang Chul Co., Ltd.	8,580	44,783
*Dongaone Co., Ltd.	9,150	44,149
Dongbu Insurance Co., Ltd.	6,950	245,639
Dongbu Securities Co., Ltd.	3,850	25,285
#Dongbu Steel Co., Ltd.	12,704	110,956
Dongkuk Steel Mill Co., Ltd.	10,380	239,182
*Dongwon Industries Co., Ltd.	765	95,251
*Dongwon Systems Corp.	26,530	36,148
#Dongyang Mechatronics Corp.	6,860	75,084
Doosan Construction & Engineering Co., Ltd.	10,740	70,732
Doosan Corp.	1,970	265,801
Doosan Heavy Industries & Construction Co., Ltd.	3,439	271,046
*Doosan Infracore Co., Ltd.	8,560	211,829
#*DuzonBIzon Co., Ltd.	2,100	38,089
E1 Corp.	800	40,587
*Eugene Investment & Securities Co., Ltd.	139,209	84,904
*Foosung Co., Ltd.	13,020	51,677
Fursys, Inc.	2,910	73,073
#GIIR, Inc.	5,760	57,374
#Global & Yuasa Battery Co., Ltd.	1,980	56,281
Glovis Co., Ltd.	1,570	222,611
GS Engineering & Construction Corp.	7,814	664,054
GS Holdings Corp.	14,542	763,447
Gwangju Shinsegae Co., Ltd.	470	77,755
Halla Climate Control Corp.	17,950	333,610
Halla Engineering & Construction Corp.	1,720	32,336
Han Kuk Carbon Co., Ltd.	5,120	29,510
Han Yang Securities Co., Ltd.	7,790	66,272
Hana Financial Group, Inc.	40,460	1,149,704
Handsome Corp.	3,700	53,731
Hanil Cement Manufacturing Co., Ltd.	2,035	110,016
Hanil E-Wha Co., Ltd.	3,540	23,432
Hanjin Heavy Industries & Construction Co., Ltd.	10,012	381,676
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	3,934	67,364
*Hanjin Shipping Co., Ltd.	16,097	446,737
*Hanjin Shipping Holdings Co., Ltd.	6,646	95,277
Hanjin Transportation Co., Ltd.	2,460	76,164
Hankook Shell Oil Co., Ltd.	300	61,408
#Hankook Tire Manufacturing Co., Ltd.	22,380	582,930
Hankuk Electric Glass Co., Ltd.	2,440	116,110
Hankuk Glass Industries, Inc.	2,160	60,263
Hankuk Paper Manufacturing Co., Ltd.	2,170	58,977
#*Hansol LCD, Inc.	2,627	149,704
Hansol Paper Co., Ltd.	11,660	116,230
Hanssem Co., Ltd.	1,090	10,510

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Hanwha Chemical Corp.	27,382	$745,717
*Hanwha Corp.	9,764	368,718
*Hanwha General Insurance Co., Ltd.	5,540	45,980
Hanwha Securities Co., Ltd.	13,934	101,280
*HMC Investment Securities Co., Ltd.	6,493	113,440
#Honam Petrochemical Corp.	4,990	1,103,025
Hotel Shilla Co., Ltd.	11,370	290,003
#Huchems Fine Chemical Corp.	6,404	122,738
#*Hynix Semiconductor, Inc.	61,430	1,265,153
Hyosung T & C Co., Ltd.	5,590	621,346
Hyundai Department Store Co., Ltd.	3,405	377,351
*Hyundai Development Co.	16,502	464,109
Hyundai Elevator Co., Ltd.	970	67,707
Hyundai Engineering & Construction Co., Ltd.	5,590	375,575
#Hyundai Greenfood Co., Ltd.	14,800	143,790
Hyundai Heavy Industries Co., Ltd.	4,383	1,429,733
Hyundai Hysco	17,350	352,388
Hyundai Marine & Fire Insurance Co., Ltd.	16,360	349,853
#Hyundai Merchant Marine Co., Ltd.	7,660	271,100
Hyundai Mipo Dockyard Co., Ltd.	2,431	406,605
Hyundai Mobis	5,512	1,372,658
Hyundai Securities Co.	39,792	521,567
Hyundai Steel Co.	11,315	1,098,690
*Iljin Electric Co., Ltd.	3,010	31,448
Ilshin Spinning Co., Ltd.	60	5,013
Industrial Bank of Korea, Ltd.	34,930	501,910
ISU Chemical Co., Ltd.	1,400	29,266
Jahwa Electronics Co., Ltd.	3,390	19,772
Jeonbuk Bank, Ltd.	10,928	67,124
#KB Financial Group, Inc. ADR	41,877	1,880,277
KCC Corp.	1,348	447,008
*Keangnam Enterprises, Ltd.	8	81
KISCO Corp.	1,688	42,671
KISWIRE, Ltd.	3,729	132,006
*KIWOOM Securities Co., Ltd.	1,578	79,934
Kolon Corp.	1,596	52,971
Kolon Engineering & Construction Co., Ltd.	9,350	39,481
*Kolon Industries, Inc.	4,104	259,528
*Korea Electric Power Corp. Sponsored ADR	43,700	577,277
Korea Electric Terminal Co., Ltd.	2,730	50,006
Korea Exchange Bank	56,940	678,757
*Korea Express Co., Ltd.	1,887	119,414
Korea Gas Corp.	4,462	182,810
Korea Investment Holdings Co., Ltd.	12,700	401,156
Korea Iron & Steel Co., Ltd.	511	24,799
Korea Kolmar Co., Ltd.	1,480	11,973
*Korea Komho Petrochemical Co., Ltd.	5,710	378,241
*Korea Line Corp.	2,543	91,928
Korea Petrochemical Industrial Co., Ltd.	381	29,332
Korea Reinsurance Co., Ltd.	15,814	178,258
Korea Zinc Co., Ltd.	2,270	574,553
*Korean Air Co., Ltd.	9,290	591,797
KP Chemical Corp.	16,510	246,227
KPX Chemical Co., Ltd.	1,152	55,302
*KPX Fine Chemical Co., Ltd.	477	30,098
#KT Corp. Sponsored ADR	26,300	544,147
*KTB Securities Co., Ltd.	18,570	84,374
#*Kumho Electric Co., Ltd.	1,780	65,713
*Kumho Industrial Co., Ltd.	9,910	38,440
#*Kumho Tire Co., Inc.	14,190	89,535
Kyeryong Construction Industrial Co., Ltd.	3,560	60,062

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Kyobo Securities Co., Ltd.	7,700	$63,110
LG Chemical, Ltd.	5,153	1,594,507
LG Corp.	13,287	950,574
LG Display Co., Ltd.	4,300	147,449
#LG Display Co., Ltd. ADR	52,972	911,648
LG Fashion Corp.	4,794	136,633
LG Hausys, Ltd.	1,473	117,664
LG Household & Healthcare Co., Ltd.	1,300	434,301
#*LG Innotek Co., Ltd.	2,035	235,919
LG International Corp.	11,185	354,772
*LG Uplus Corp.	53,090	344,486
LIG Insurance Co., Ltd.	11,600	240,217
#Lotte Chilsung Beverage Co., Ltd.	219	150,078
Lotte Confectionary Co., Ltd.	220	240,140
Lotte Midopa Co., Ltd.	3,690	47,403
Lotte Non-Life Insurance Co., Ltd.	1,560	10,774
Lotte Sam Kang Co., Ltd.	320	74,877
Lotte Shopping Co., Ltd.	2,317	949,217
LS Corp.	3,950	400,814
Macquarie Korea Infrastructure Fund	46,912	208,026
Meritz Fire Marine Insurance Co., Ltd.	26,062	179,017
*Meritz Securities Co., Ltd.	80,365	71,859
Mirae Asset Securities Co., Ltd.	5,868	307,566
Motonic Corp.	6,450	55,691
#Namhae Chemical Corp.	4,470	79,366
#*Namkwang Engineering & Construction Co., Ltd.	5,304	19,882
Namyang Dairy Products Co., Ltd.	100	54,738
#NCsoft Corp.	2,380	524,264
#Nexen Tire Corp.	9,830	80,159
NH Investment & Securities Co., Ltd.	6,562	60,190
*NHN Corp.	3,248	574,659
*NK Co., Ltd.	1,020	11,551
Nong Shim Co., Ltd.	600	110,232
Nong Shim Holdings Co., Ltd.	590	32,242
OCI Co., Ltd.	1,918	564,894
*ON*Media Corp.	15,590	47,431
ORION Corp.	740	247,700
Ottogi Corp.	710	92,103
Pacific Corp.	1,271	198,880
Poongsan Corp.	5,600	200,387
Poongsan Holdings Corp.	370	12,672
POSCO ADR	33,468	3,478,664
Pulmuone Co., Ltd.	584	23,893
Pusan City Gas Co., Ltd.	3,630	72,583
*RNL BIO Co., Ltd.	11,810	40,530
#*S&T Corp.	730	15,096
*S&T Daewoo Co., Ltd.	2,530	76,575
S1 Corp.	3,680	202,898
*Saehan Industries, Inc.	93,300	106,890
*Sajo Industries Co., Ltd.	1,230	51,702
Samchully Co., Ltd.	740	80,935
*Samick THK Co., Ltd.	2,190	11,990
Samsung Card Co., Ltd.	8,241	394,367
Samsung Corp.	26,077	1,531,436
#Samsung Electro-Mechanics Co., Ltd.	8,114	891,388
Samsung Electronics Co., Ltd.	14,891	9,879,075
Samsung Engineering Co., Ltd.	3,359	536,811
Samsung Fine Chemicals Co., Ltd.	4,360	258,949
Samsung Fire & Marine Insurance, Ltd.	4,863	833,970
Samsung Heavy Industries Co., Ltd.	10,130	284,668
#Samsung SDI Co., Ltd.	8,308	1,141,172

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Samsung Securities Co., Ltd.	11,103	$635,945
Samsung Techwin Co., Ltd.	3,974	371,506
Samyang Corp.	1,489	84,752
*Samyang Foods Co., Ltd.	1,860	28,496
Samyang Genex Co., Ltd.	990	57,109
Samyoung Electronics Co., Ltd.	5,990	73,134
Seah Besteel Corp.	2,920	76,126
SeAH Holdings Corp.	833	82,066
SeAH Steel Corp.	1,344	60,145
Sebang Co., Ltd.	6,220	109,868
Sejong Industrial Co., Ltd.	4,220	51,683
Seoul City Gas Co., Ltd.	380	17,110
#*Sewon Cellontech Co., Ltd.	12,290	63,040
Shin Young Securities Co., Ltd.	800	25,814
Shinhan Financial Group Co., Ltd. ADR	25,544	1,986,557
Shinsegae Co., Ltd.	1,679	851,171
*Shinsung Holdings Co., Ltd.	12,100	78,972
Silla Trading Co., Ltd.	5,145	59,476
Sindo Ricoh Co., Ltd.	1,470	71,071
#*SK Chemicals Co., Ltd.	5,390	300,951
SK Co., Ltd.	8,406	875,885
SK Energy Co., Ltd.	8,400	1,130,365
SK Gas Co., Ltd.	1,750	64,601
SK Networks Co., Ltd.	22,560	216,886
SK Telecom Co., Ltd. ADR	32,400	597,132
SKC Co., Ltd.	7,170	244,636
SL Corp.	3,100	53,136
S-Oil Corp.	7,519	464,240
*Songwon Industrial Co., Ltd.	3,690	39,258
*Ssangyong Cement Industrial Co., Ltd.	8,810	51,440
#*STX Corp.	5,513	169,279
STX Engine Co., Ltd.	3,985	144,325
#STX Offshore & Shipbuilding Co., Ltd.	9,407	227,582
#STX Pan Ocean Co., Ltd.	26,740	284,773
Sunkyong Securities Co., Ltd.	56,790	119,463
Tae Kwang Industrial Co., Ltd.	100	114,272
Taeyoung Engineering & Construction	15,600	93,972
*Tai Han Electric Wire Co., Ltd.	27,210	172,901
*Tong Yang Major Corp.	17,332	35,485
Tong Yang Securities, Inc.	24,320	246,195
Woongjin Coway Co., Ltd.	6,580	238,774
#*Woongjin Holdings Co., Ltd.	11,387	116,308
Woongjin Thinkbig Co., Ltd.	2,842	60,397
Woori Finance Holdings Co., Ltd.	39,620	499,584
#*Woori Finance Holdings Co., Ltd. ADR	5,100	192,015
Woori Financial Co., Ltd.	5,630	60,388
Woori Investment & Securities Co., Ltd.	25,210	445,808
Youlchon Chemical Co., Ltd.	9,410	78,421
Youngone Corp.	10,664	104,305
Youngone Holdings Co., Ltd.	2,666	77,064
Youngpoong Corp.	283	164,670

TOTAL SOUTH KOREA		78,761,025

TAIWAN — (11.4%)
*A.G.V. Products Corp.	219,319	97,957
Ability Enterprise Co., Ltd.	103,892	172,561
Acbel Polytech, Inc.	137,685	124,095
Accton Technology Corp.	136,000	97,467
Acer, Inc.	222,270	647,275
Adlink Technology, Inc.	18,000	33,708
Advanced Semiconductor Engineering, Inc.	163,188	142,005

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
#Advanced Semiconductor Engineering, Inc. ADR	132,007	$584,791
Advantech Co., Ltd.	32,132	87,733
ALI Corp.	14,000	21,486
Alpha Networks, Inc.	62,000	55,132
Altek Corp.	60,710	86,759
Ambassador Hotel (The)	78,000	123,324
Amtran Technology Co., Ltd.	241,204	204,447
Apex Biotechnology Corp.	14,000	33,484
*Arima Communications Corp.	80,000	31,249
Asia Cement Corp.	399,844	411,893
Asia Chemical Corp.	138,000	98,196
*Asia Optical Co, Inc.	39,000	66,502
Asia Polymer Corp.	134,400	147,615
Asia Vital Components Co., Ltd.	120,440	132,953
ASROCK, Inc.	8,000	28,976
Asustek Computer, Inc.	86,210	699,587
Aten International Co., Ltd.	36,380	63,685
#*AU Optronics Corp. Sponsored ADR	116,842	1,171,925
Aurora Corp.	61,693	110,367
Aurora Systems Corp.	22,000	21,721
*AV Tech Corp.	10,000	28,136
Avermedia Technologies, Inc.	69,690	89,425
Avision, Inc.	71,693	37,046
*Bank of Kaohsiung	165,360	69,206
Basso Industry Corp., Ltd.	63,000	57,873
Bes Engineering Corp.	588,000	152,587
Bright Led Electronics Corp.	17,100	18,701
Cameo Communications, Inc.	53,000	27,367
Capital Securities Corp.	245,080	111,742
*Carnival Industrial Corp.	194,000	72,434
Catcher Technology Co., Ltd.	125,509	334,246
Cathay Financial Holdings Co., Ltd.	418,372	639,509
Cathay Real Estate Development Co., Ltd.	246,000	137,631
Champion Building Materials Co., Ltd.	39,000	31,148
Chang Hwa Commercial Bank	749,000	494,907
Cheng Loong Corp.	224,000	100,961
Cheng Shin Rubber Industry Co., Ltd.	147,197	328,098
Cheng Uei Precision Industry Co., Ltd.	104,072	213,351
Chia Hsin Cement Corp.	164,964	83,363
Chicony Electronics Co., Ltd.	78,605	173,096
Chien Kuo Construction Co., Ltd.	15,000	7,961
Chilisin Electronics Corp.	33,000	29,995
*Chimei Innolux Corp.	944,232	1,267,066
*China Airlines, Ltd.	444,951	346,996
China Development Financial Holding Corp.	2,354,255	699,697
*China Ecotek Corp.	13,000	21,144
China Electric Manufacturing Co., Ltd.	144,000	115,786
China Glaze Co., Ltd.	9,270	8,920
China Hi-Ment Corp.	45,618	52,711
China Life Insurance Co., Ltd.	377,842	306,610
*China Man-Made Fiber Co., Ltd.	359,000	169,124
China Metal Products Co., Ltd.	42,957	44,020
China Motor Co., Ltd.	208,035	168,932
*China Petrochemical Development Corp.	464,280	392,593
China Steel Chemical Corp.	39,227	142,695
China Steel Corp.	1,328,976	1,346,079
China Synthetic Rubber Corp.	132,735	132,305
Chinatrust Financial Holdings Co., Ltd.	1,203,767	751,498
Chin-Poon Industrial Co., Ltd.	113,113	92,340
Chong Hong Construction Co.	18,280	45,030
*Chroma Ate, Inc.	86,987	223,502

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Chun Yuan Steel Industrial Co., Ltd.	213,034	$103,733
Chung Hsin Electric & Machinery Co., Ltd.	127,000	76,473
*Chung Hung Steel Corp.	333,512	145,945
*Chung Hwa Pulp Corp.	159,000	85,451
Chunghwa Telecom Co., Ltd.	136,000	318,122
#Chunghwa Telecom Co., Ltd. ADR	30,539	714,613
*Chungwa Picture Tubes Co., Ltd.	906,792	136,901
Clevo Co.	65,735	144,780
*CMC Magnetics Corp.	905,000	237,571
Collins Co., Ltd.	46,200	20,808
*Compal Communications, Inc.	94,000	79,655
Compal Electronics, Inc.	921,086	1,175,142
*Compeq Manufacturing Co., Ltd.	397,000	131,284
*Continental Holdings Corp.	139,000	53,250
Coxon Precise Industrial Co., Ltd.	16,000	30,534
CSBC Corp. Taiwan	37,000	32,900
CTCI Corp.	141,555	159,143
Cyberlink Corp.	5,038	18,597
Cybertan Technology, Inc.	73,576	96,253
DA CIN Construction Co., Ltd.	78,000	43,880
Darfon Electronics Corp.	40,000	49,128
Delta Electronics, Inc.	195,521	807,744
Depo Auto Parts Industrial Co., Ltd.	27,000	73,634
Diamond Flower Electric Instrument Co., Ltd.	46,460	45,071
D-Link Corp.	196,329	198,202
Dynamic Electronics Co., Ltd.	51,000	34,311
E.Sun Financial Holding Co., Ltd.	1,100,778	565,386
*Eastern Media International Corp.	290,750	76,321
*Elan Microelectronics Corp.	37,370	53,853
E-LIFE MALL Corp., Ltd.	18,000	27,457
Elite Material Co., Ltd.	29,393	27,460
Elite Semiconductor Memory Technology, Inc.	87,000	139,369
Elitegroup Computer Systems Co., Ltd.	137,782	52,348
*EnTie Commercial Bank	196,500	89,841
Epistar Corp.	107,433	343,827
Eternal Chemical Co., Ltd.	174,973	202,448
*Eva Airways Corp.	319,303	322,717
*Everest Textile Co., Ltd.	110,000	27,340
Evergreen International Storage & Transport Corp.	173,000	153,494
*Evergreen Marine Corp., Ltd.	298,000	248,356
Everlight Chemical Industrial Corp.	149,000	177,470
Everlight Electronics Co., Ltd.	42,149	116,611
Excelsior Medical Co., Ltd.	13,000	40,960
Far Eastern Department Stores Co., Ltd.	211,331	262,290
Far Eastern International Bank	537,331	237,848
Far Eastern New Century Corp.	459,021	660,201
Far EasTone Telecommunications Co., Ltd.	199,000	286,585
Faraday Technology Corp.	21,000	41,400
Farglory Land Development Co., Ltd.	41,000	101,741
Federal Corp.	137,673	87,301
Feng Hsin Iron & Steel Co., Ltd.	87,550	143,609
Feng Tay Enterprise Co., Ltd.	104,202	108,277
First Financial Holding Co., Ltd.	944,596	622,992
First Hotel	58,346	56,855
First Insurance Co., Ltd.	106,606	56,101
*FLEXium Interconnect, Inc.	22,071	34,632
Flytech Technology Co., Ltd.	10,500	27,650
*Forhouse Corp.	36,000	35,433
Formosa Advanced Technologies Co., Ltd.	15,000	16,944
Formosa Chemicals & Fiber Co., Ltd.	398,610	1,139,919
Formosa Epitaxy, Inc.	24,000	31,728

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Formosa International Hotels Corp.	10,369	$168,412
Formosa Petrochemical Corp.	52,000	141,341
Formosa Plastics Corp.	372,360	1,066,885
Formosa Taffeta Co., Ltd.	280,000	254,635
Formosan Rubber Group, Inc.	156,000	122,992
*Formosan Union Chemical Corp.	58,000	32,712
Fortune Electric Co., Ltd.	76,072	56,020
Foxconn Technology Co., Ltd.	81,107	252,966
Fubon Financial Holding Co., Ltd.	697,160	852,891
G Shank Enterprise Co., Ltd.	46,480	37,445
Gem Terminal Industries Co., Ltd.	25,000	18,288
Gemtek Technology Corp.	46,460	72,198
*Genesis Photonics, Inc.	35,000	60,549
Getac Technology Corp.	123,000	72,533
Giant Manufacture Co., Ltd.	68,287	268,190
*Giantplus Technology Co., Ltd.	38,000	25,500
Giga Storage Corp.	32,550	52,843
Giga-Byte Technology Co., Ltd.	196,000	192,667
Gintech Energy Corp.	59,099	170,702
Global Mixed Mode Technology, Inc.	9,000	40,971
Global Unichip Corp.	5,000	20,578
Globe Union Industrial Corp.	89,552	93,841
Gold Circuit Electronics, Ltd.	131,263	47,331
Goldsun Development & Construction Co., Ltd.	322,901	166,412
Grand Pacific Petrochemical Corp.	267,000	147,481
Great China Metal Industry Co., Ltd.	13,000	12,471
Great Taipei Gas Co., Ltd.	147,000	83,927
Great Wall Enterprise Co., Ltd.	91,077	95,511
*Greatek Co., Ltd.	169,702	162,098
Green Energy Technology, Inc.	18,000	51,032
*GTM Corp.	46,000	32,534
Hannstar Board Corp.	9,899	6,889
*HannStar Display Corp.	639,000	127,772
Harvatek Corp.	22,640	27,653
Hey Song Corp.	181,000	145,699
Highwealth Construction Corp.	108,462	193,693
*Ho Tung Holding Corp.	236,320	124,177
*Hocheng Corp.	114,300	41,587
Holiday Entertainment Co., Ltd.	26,400	23,731
Holtek Semiconductor, Inc.	23,000	33,876
Holystone Enterprise Co., Ltd.	11,000	13,369
Hon Hai Precision Industry Co., Ltd.	718,291	2,716,603
Hong Tai Electric Industrial Co., Ltd.	68,000	35,848
Hotai Motor Co., Ltd.	94,000	273,502
Hsin Kuang Steel Co., Ltd.	62,788	58,389
HTC Corp.	43,153	978,598
Hua Eng Wire & Cable Co., Ltd.	238,000	86,399
Hua Nan Financial Holding Co., Ltd.	878,946	579,421
Huaku Development Co., Ltd.	36,026	99,741
Huang Hsiang Construction Co.	35,000	74,074
Hung Poo Construction Corp.	74,467	110,742
Hung Sheng Construction Co., Ltd.	242,000	140,146
Ichia Technologies, Inc.	73,897	37,845
I-Chiun Precision Industry Co., Ltd.	46,000	56,239
Infortrend Technology, Inc.	61,798	80,855
*Inotera Memories, Inc.	481,000	235,708
Inventec Appliances Corp.	47,000	36,501
Inventec Corp.	655,123	344,518
I-Sheng Electric Wire & Cable Co., Ltd.	27,000	45,987
*ITE Technology, Inc.	42,000	73,400
*Jenn Feng New Energy Co., Ltd.	25,000	27,076

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Jess-Link Products Co., Ltd.	9,500	$26,490
Kang Na Hsiung Enterprise Co., Ltd.	48,000	32,234
*Kao Hsing Chang Iron & Steel Corp.	140,000	40,202
Kaulin Manufacturing Co., Ltd.	11,000	9,991
Kee Tai Properties Co., Ltd.	68,242	34,290
Kenda Rubber Industrial Co., Ltd.	147,217	152,261
*King Slide Works Co., Ltd.	1,050	4,858
*King Yuan Electronics Co., Ltd.	520,529	236,095
Kingdom Construction Co., Ltd.	96,000	84,307
*King’s Town Bank	278,000	126,711
King’s Town Construction Co., Ltd.	66,866	60,030
Kinik Co.	10,000	18,067
*Kinko Optical Co., Ltd.	47,000	48,959
*Kinpo Electronics, Inc.	490,028	171,724
Kinsus Interconnect Technology Corp.	84,009	228,611
Knowledge-Yield-Excellence Systems Corp.	98,689	85,369
*Kuoyang Construction Co., Ltd.	68,000	48,287
*Kwong Fong Industries Corp.	121,800	57,610
*Lan Fa Textile Co., Ltd.	178,072	91,217
Largan Precision Co., Ltd.	11,306	224,374
LCY Chemical Corp.	189,839	383,672
*Leader Electronics, Inc.	18,000	12,035
Leadtrend Technology Corp.	4,000	16,337
Lealea Enterprise Co., Ltd.	88,000	51,995
*Leofoo Development Co., Ltd.	101,000	67,907
Les Enphants Co., Ltd.	35,310	51,171
*Li Peng Enterprise Co., Ltd.	63,000	33,102
Lien Hwa Industrial Corp.	191,000	140,599
Lingsen Precision Industries, Ltd.	58,000	39,120
*LITE-ON IT Corp.	47,234	50,158
*Lite-On Semiconductor Corp.	24,000	13,722
Lite-On Technology Corp.	450,325	594,830
Long Bon International Co., Ltd.	141,915	57,388
Long Chen Paper Co., Ltd.	262,969	108,545
Lotes Co., Ltd.	7,631	39,638
Lucky Cement Corp.	124,000	30,347
Macronix International Co., Ltd.	869,775	534,870
Makalot Industrial Co., Ltd.	47,000	107,372
Masterlink Securities Corp.	194,000	77,808
Mayer Steel Pipe Corp.	57,648	48,993
Media Tek, Inc.	56,360	709,028
Mega Financial Holding Co., Ltd.	1,837,000	1,273,587
Mercuries & Associates, Ltd.	67,252	46,921
Merida Industry Co., Ltd.	34,000	59,012
Merry Electronics Co., Ltd.	19,000	31,711
*Microelectronics Technology, Inc.	178,947	112,139
Micro-Star International Co., Ltd.	277,233	148,201
Min Aik Technology Co., Ltd.	17,000	30,757
Mirle Automation Corp.	57,000	57,396
Mitac International Corp.	374,966	168,302
*Mosel Vitelic, Inc.	95,000	50,166
*Namchow Chemical Industrial Co., Ltd.	21,000	29,364
Nan Ya Plastic Corp.	626,450	1,391,621
Nan Ya Printed Circuit Board Corp.	36,760	150,143
*Nankang Rubber Tire Co., Ltd.	116,515	165,184
Nantex Industry Co., Ltd.	114,511	78,118
*Nanya Technology Corp.	99,000	59,232
National Petroleum Co., Ltd.	109,000	124,044
Nien Hsing Textile Co., Ltd.	125,710	95,678
Novatek Microelectronics Corp, Ltd.	41,000	119,543
*Ocean Plastics Co., Ltd.	27,000	19,834

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Opto Tech Corp.	167,000	$117,361
*Orient Semiconductor Electronics, Ltd.	47,000	12,217
Oriental Union Chemical Corp.	136,292	143,975
*Pan Jit International, Inc.	158,612	196,921
Pan-International Industrial Corp.	131,341	195,622
*Paragon Technologies Co., Ltd.	12,149	27,912
*Pegatron Corp.	232,037	314,091
Phihong Technology Co., Ltd.	105,584	217,010
*Pihsiang Machinery Mfg. Co., Ltd.	34,000	52,551
Polaris Securities Co., Ltd.	366,000	203,269
Pou Chen Corp.	573,144	543,116
*Powercom Co., Ltd.	21,000	41,559
Powertech Technology, Inc.	44,000	145,416
President Securities Corp.	137,320	80,755
Prince Housing & Development Corp.	178,486	130,586
Promate Electronic Co., Ltd.	31,000	24,581
*Qisda Corp.	519,568	362,552
Quanta Computer, Inc.	426,715	783,664
Radiant Opto-Electronics Corp.	54,420	81,695
Radium Life Tech Corp.	82,705	110,313
Realtek Semiconductor Corp.	97,656	231,553
Richtek Technology Corp.	16,537	129,994
*Ritek Corp.	906,117	254,950
Ruentex Development Co., Ltd.	56,000	92,675
Ruentex Industries, Ltd.	81,000	231,527
*San Fang Chemical Industry Co., Ltd.	39,866	47,109
*Sanyang Industrial Co., Ltd.	241,551	130,511
Sanyo Electric Taiwan Co., Ltd.	106,000	109,586
Senao International Co., Ltd.	22,000	37,733
Sheng Yu Steel Co., Ltd.	94,000	68,446
*ShenMao Technology, Inc.	14,000	23,854
Shih Wei Navigation Co., Ltd.	23,000	29,504
Shihlin Electric & Engineering Corp.	90,000	107,578
*Shihlin Paper Corp.	31,000	70,976
*Shin Kong Financial Holding Co., Ltd.	1,061,626	390,347
Shin Zu Shing Co., Ltd.	8,149	21,077
*Shining Building Business Co., Ltd.	11,000	11,062
Shinkong Insurance Co., Ltd.	109,557	85,108
Shinkong Synthetic Fibers Co., Ltd.	391,229	197,781
*Shuttle, Inc.	25,000	19,300
Sigurd Microelectronics Corp.	81,559	69,970
Silicon Integrated Systems Corp.	219,126	137,512
Siliconware Precision Industries Co.	37,000	40,694
Siliconware Precision Industries Co., Ltd. Sponsored ADR	90,501	504,996
Silitech Technology Corp.	20,999	63,535
Sinbon Electronics Co., Ltd.	36,000	28,293
Sincere Navigation Corp.	96,350	116,603
Sinkong Textile Co., Ltd.	100,800	126,809
SinoPac Holdings Co., Ltd.	1,578,000	594,563
*Sintek Photronics Corp.	237,061	175,796
Sinyi Realty Co., Ltd.	39,937	77,457
*Sitronix Technology Corp.	32,434	55,505
Sonix Technology Co., Ltd.	16,000	33,536
South East Soda Manufacturing Co., Ltd.	17,000	20,555
Southeast Cement Co., Ltd.	151,000	60,145
SPI Electronic Co., Ltd.	22,000	28,100
Spirox Corp.	38,140	32,161
Springsoft, Inc.	64,498	85,982
Standard Foods Taiwan, Ltd.	99,463	264,943
*Star Comgistic Capital Co., Ltd.	49,920	63,742
Sunonwealth Electric Machine Industry Co., Ltd.	44,000	38,429

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Sunplus Technology Co., Ltd.	158,000	$117,311
Sunrex Technology Corp.	98,028	101,642
Supreme Electronics Co., Ltd.	9,000	6,119
Synnex Technology International Corp.	159,874	391,565
T JOIN Transportation Co., Ltd.	155,000	136,014
Ta Chen Stainless Pipe Co., Ltd.	126,953	83,781
*Ta Chong Bank, Ltd.	551,000	130,549
Ta Ya Electric Wire & Cable Co., Ltd.	231,856	67,573
Tah Hsin Industrial Corp.	71,000	54,845
TA-I Technology Co., Ltd.	50,002	52,196
*Taichung Commercial Bank	428,953	142,289
Tainan Enterprises Co., Ltd.	35,000	47,787
Tainan Spinning Co., Ltd.	341,700	224,962
*Taishin Financial Holdings Co., Ltd.	1,274,964	557,635
Taisun Enterprise Co., Ltd.	112,000	65,820
*Taiwan Business Bank	833,352	277,481
Taiwan Cement Corp.	675,306	718,054
Taiwan Cogeneration Corp.	69,680	39,840
Taiwan Cooperative Bank	1,018,497	727,482
Taiwan Fertilizer Co., Ltd.	88,000	300,058
Taiwan Fire & Marine Insurance Co., Ltd.	112,520	80,786
Taiwan Glass Industrial Corp.	257,758	311,751
Taiwan Hon Chuan Enterprise Co., Ltd.	67,737	134,511
*Taiwan Kolin Co., Ltd.	292,000	—
Taiwan Life Insurance Co., Ltd.	80,262	84,571
Taiwan Mask Corp.	120,700	50,919
Taiwan Mobile Co., Ltd.	72,000	160,508
Taiwan Navigation Co., Ltd.	66,000	80,091
Taiwan Paiho Co., Ltd.	29,400	32,518
Taiwan Secom Co., Ltd.	46,000	82,532
Taiwan Semiconductor Manufacturing Co., Ltd.	1,550,214	3,189,275
Taiwan Sogo Shinkong Security Co., Ltd.	51,117	39,262
Taiwan Styrene Monomer Corp.	203,528	95,904
Taiwan Tea Corp.	140,648	92,361
Taiyen Biotech Co., Ltd.	67,000	53,027
*Tatung Co., Ltd.	1,182,000	278,599
Teco Electric & Machinery Co., Ltd.	602,000	377,401
Test Research, Inc.	30,450	39,632
Test-Rite International Co., Ltd.	87,777	68,754
*Thinking Electronic Industrial Co., Ltd.	18,000	27,658
Thye Ming Industrial Co., Ltd.	30,000	36,555
Ton Yi Industrial Corp.	286,000	148,353
Tong Hsing Electronic Industries, Ltd.	9,191	38,645
Tong Yang Industry Co., Ltd.	112,455	178,540
Tong-Tai Machine & Tool Co., Ltd.	22,000	22,876
Topco Scientific Co., Ltd.	12,240	15,682
Transcend Information, Inc.	48,890	121,466
Tripod Technology Corp.	27,000	103,599
Tsann Kuen Enterprise Co., Ltd.	42,975	80,633
TSRC Corp.	125,000	227,205
TTET Union Corp.	67,000	99,508
Tung Ho Steel Enterprise Corp.	206,654	193,221
TXC Corp.	27,299	50,342
TYC Brother Industrial Co., Ltd.	88,521	55,503
Tyntek Corp.	132,722	103,453
U-Ming Marine Transport Corp.	83,000	170,892
Unimicron Technology Corp.	260,312	442,005
*Union Bank of Taiwan	332,003	97,418
Uni-President Enterprises Corp.	472,921	614,600
*Unitech Printed Circuit Board Corp.	236,000	110,924
United Integration Service Co., Ltd.	102,000	137,815

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
United Microelectronics Corp.	2,793,081	$1,339,797
Unity Opto Technology Co., Ltd.	19,890	30,243
Universal Cement Corp.	165,000	103,405
UPC Technology Corp.	214,765	162,889
USI Corp.	323,680	280,568
Ve Wong Corp.	5,000	3,934
*Via Technologies, Inc.	94,996	83,206
Visual Photonics Epitacy Co., Ltd.	12,492	25,111
Wah Lee Industrial Corp.	15,000	28,009
*Walsin Lihwa Corp.	829,000	496,537
*Walsin Technology Corp., Ltd.	210,548	123,308
Walton Advanced Engineering, Inc.	39,000	18,505
*Wan Hai Lines Co., Ltd.	187,950	137,929
Waterland Financial Holding Co., Ltd.	674,946	218,049
Wei Chuan Food Corp.	45,000	51,187
Weikeng Industrial Co., Ltd.	11,000	9,631
Weltrend Semiconductor, Inc.	37,000	31,193
*Winbond Electronics Corp.	938,000	244,416
*Wintek Corp.	281,000	473,719
Wistron Corp.	328,639	676,139
Wistron NeWeb Corp.	45,617	98,299
WPG Holdings Co., Ltd.	113,272	210,605
WT Microelectronics Co., Ltd.	15,000	23,879
*WUS Printed Circuit Co., Ltd.	61,000	37,101
*Yageo Corp.	677,000	288,583
Yeung Cyang Industrial Co., Ltd.	153,356	116,041
Yieh Phui Enterprise Co., Ltd.	473,925	170,107
Yosun Industrial Corp.	173,063	299,118
Young Fast Optoelectronics Co., Ltd.	8,382	98,692
Yuanta Financial Holding Co., Ltd.	829,000	520,604
Yuen Foong Yu Paper Manufacturing Co., Ltd.	424,524	209,105
Yulon Motor Co., Ltd.	232,783	455,931
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	29,362	42,284
Yung Tay Engineering Co., Ltd.	146,000	193,488
Zenitron Corp.	40,000	24,705
Zig Sheng Industrial Co., Ltd.	198,802	106,713
Zinwell Corp.	87,010	141,914
*Zyxel Communication Corp.	156,118	103,917

TOTAL TAIWAN		76,504,206

THAILAND — (2.3%)
Aapico Hitech PCL (Foreign) NVDR	95,100	53,292
Advance Info Service PCL (Foreign)	124,900	374,950
Amata Corp. PCL (Foreign)	178,300	92,183
Asian Insulators PCL (Foreign)	110,000	15,777
Asian Property Development PCL (Foreign) NVDR	503,100	110,756
Bangchak Petroleum PCL (Foreign)	147,000	75,020
Bangkok Aviation Fuel Services PCL (Foreign)	142,700	49,026
Bangkok Bank PCL (Foreign)	212,100	1,093,044
Bangkok Expressway PCL (Foreign)	186,900	115,955
*Bangkok Land PCL (Foreign) NVDR	4,574,000	115,952
Bank of Ayudhya PCL (Foreign) NVDR	421,900	336,338
Banpu PCL (Foreign)	12,000	312,208
BEC World PCL (Foreign)	135,100	149,836
Big C Supercenter PCL (Foreign) NVDR	69,300	145,627
C.P. ALL PCL (Foreign)	204,200	303,099
Cal-Comp Electronics (Thailand) PCL (Foreign)	471,000	59,071
Central Plaza Hotel PCL (Foreign)	110,000	18,529
CH Karnchang PCL (Foreign)	273,600	92,173
Charoen Pokphand Foods PCL (Foreign)	342,193	265,947
Delta Electronics (Thailand) PCL (Foreign)	141,700	150,066

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Dynasty Ceramic PCL (Foreign)	39,200	$76,818
*Erawan Group PCL (Foreign)	670,600	51,000
*G J Steel PCL (Foreign)	7,783,600	64,907
Glow Energy PCL (Foreign)	118,000	195,814
*Golden Land Property PCL (Foreign) NVDR	104,600	13,886
Hana Microelectronics PCL (Foreign)	119,701	99,817
Hermraj Land & Development PCL (Foreign)	1,842,100	116,744
Home Product Center PCL (Foreign)	370,384	119,220
Indorama Polymers PCL (Foreign)	179,900	48,005
IRPC PCL (Foreign)	2,383,000	337,022
*Italian-Thai Development PCL (Foreign)	462,000	74,894
Jasmine International PCL (Foreign)	184,500	9,477
Kasikornbank PCL (Foreign)	202,000	848,966
Khon Kaen Sugar Industry PCL (Foreign)	235,900	99,931
Kiatnakin Finance PCL (Foreign)	75,000	99,441
Kim Eng Securities Thailand PCL (Foreign)	127,600	66,396
Krung Thai Bank PCL (Foreign)	954,800	538,229
*Krungthai Card PCL (Foreign)	68,000	29,713
L.P.N. Development PCL (Foreign) NVDR	352,000	136,197
Land & Houses PCL (Foreign) NVDR	480,700	112,238
*Loxley PCL (Foreign)	500,000	44,363
Major Cineplex Group PCL (Foreign)	167,000	77,428
MBK PCL (Foreign)	37,500	131,338
Padaeng Industry PCL (Foreign) NVDR	40,900	31,787
Precious Shipping PCL (Foreign) NVDR	190,600	121,430
Preuksa Real Estate PCL (Foreign)	106,100	76,443
Property Perfect PCL (Foreign)	188,600	28,435
PTT Aromatics & Refining PCL (Foreign)	221,347	219,649
PTT Chemical PCL (Foreign)	127,700	600,590
PTT Exploration & Production PCL (Foreign)	129,400	738,072
PTT PCL (Foreign)	92,700	936,895
PTT PCL (Foreign) NVDR	38,500	389,109
Quality Houses PCL (Foreign)	1,109,700	85,874
Ratchaburi Electricity Generating Holding PCL (Foreign)	150,400	183,109
*Regional Container Lines PCL (Foreign)	148,500	75,786
Robinson Department Store PCL (Foreign)	125,100	95,557
Rojana Industrial Park PCL (Foreign)	211,000	78,826
Saha-Union PCL (Foreign)	90,000	112,575
*Sahaviriya Steel Industries PCL (Foreign)	2,001,500	106,818
*Samart Corporation PCL (Foreign)	275,000	73,841
Samart I-Mobile PCL (Foreign)	620,000	41,361
Sansiri PCL (Foreign)	299,400	57,423
Serm Suk PCL (Foreign) NVDR	49,700	68,383
*Shinawatra Satellite PCL (Foreign)	250,400	58,883
Siam Cement PCL (Foreign) NVDR (The)	34,900	367,859
Siam City Cement PCL (Foreign)	20,700	159,496
Siam Commercial Bank PCL (Foreign)	193,000	659,857
Siam Future Development PCL (Foreign)	134,000	25,253
Siam Makro PCL (Foreign)	28,800	130,647
Sino-Thai Engineering & Construction PCL (Foreign)	246,700	112,735
Supalai PCL (Foreign)	128,900	51,594
*Tata Steel (Thailand) PCL (Foreign)	1,392,000	82,647
Thai Oil PCL (Foreign)	183,100	323,692
Thai Plastic & Chemicals PCL (Foreign)	120,200	75,376
Thai Stanley Electric (Thailand) PCL (Foreign)	18,000	111,374
Thai Union Frozen Products PCL (Foreign)	132,615	254,348
Thai Vegetable Oil PCL (Foreign)	111,575	104,206
Thanachart Capital PCL (Foreign)	247,100	325,565
Thoresen Thai Agencies PCL (Foreign)	105,710	82,156
Ticon Industrial Connection PCL (Foreign)	154,200	70,979
TIPCO Foods (Thailand) PCL (Foreign)	99,600	16,080

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Tisco Financial Group PCL (Foreign) NVDR	158,200	$221,628
*TMB Bank PCL (Foreign)	4,173,700	314,628
*True Corp. PCL (Foreign)	707,800	109,074
Vanachai Group PCL (Foreign)	368,000	84,696
Vinythai PCL (Foreign)	176,100	56,977

TOTAL THAILAND		15,242,406

TURKEY — (2.3%)
Akbank T.A.S.	135,331	838,894
Akcansa Cimento Sanayi ve Ticaret A.S.	22,432	118,690
*Akenerji Elektrik Uretim A.S.	49,689	131,780
Aksa Akrilik Kimya Sanayii A.S.	57,835	128,492
Aksigorta A.S.	73,247	113,559
Alarko Holding A.S.	40,057	96,902
Albaraka Turk Katilim Bankasi A.S.	26,194	51,594
*Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.	6,048	33,683
Anadolu Anonim Turk Sigorta Sirketi A.S.	106,192	93,632
*Anadolu Cam Sanayii A.S.	43,439	86,627
Anadolu Hayat Sigorta A.S.	11,355	46,237
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	2,961	13,863
Arcelik A.S.	69,726	380,869
Asya Katilim Bankasi A.S.	144,026	366,984
Aygaz A.S.	50,363	263,255
*Bagfas Bandirma Gubre Fabrikalari A.S.	979	87,869
*Banvit Bandirma Vitaminli Yem Sanayii A.S.A.	8,696	36,202
Bati Anabolu Cimento A.S.	12,114	65,574
BIM BirlesikMagazalar A.S.	12,036	413,102
Bolu Cimento Sanayii A.S.	27,885	33,185
Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	2,700	34,776
Bursa Cimento Fabrikasi A.S.	17,774	58,303
Cimsa Cimento Sanayi ve Ticaret A.S.	18,766	144,262
Coca-Cola Icecek A.S.	14,861	183,821
*Dogan Gazetecilik A.S.	18,577	37,210
*Dogan Sirketler Grubu Holdings A.S.	383,968	274,864
*Dogus Otomotiv Servis ve Ticaret A.S.	16,749	124,020
Enka Insaat ve Sanayi A.S.	35,797	161,573
*Eregli Demir ve Celik Fabrikalari Turk A.S.	151,101	559,064
*Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	1,211	52,327
Ford Otomotiv Sanayi A.S.	17,883	156,740
Gentas Genel Metal Sanayi A.S.	22,703	25,049
*Global Yatirim Holding A.S.	111,942	63,305
*Goldas Kuyumculuk Sanayi Ithalat Ve Ihracat A.S.	42,137	30,276
*Goodyear Lastikleri T.A.S	3,540	46,765
*GSD Holding A.S.	151,807	115,933
*Gunes Sigorta A.S.	26,269	39,074
Hurriyet Gazetecilik ve Matbaacilik A.S.	108,056	124,272
*Ihlas EV Aletleri A.S.	60,826	43,993
*Izmir Demir Celik Sanayi A.S.	23,843	45,646
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	62,083	48,357
Karton Sanayi ve Ticaret A.S.	715	76,499
Koc Holding A.S. Series B	125,332	589,963
Mardin Cimento Sanayii ve Ticaret A.S.	12,776	67,505
Nortel Networks Netas Telekomuenikasyon A.S.	1,578	57,979
Otokar Otomotive Ve Savunma Sanayi A.S.	2,922	37,929
*Petkim Petrokimya Holding A.S.	191,929	331,845
Pinar SUT Mamulleri Sanayii A.S.	11,295	90,308
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	23,277	64,751
Sekerbank T.A.S.	138,824	174,069
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	70,422	135,147
*TAT Konserve Sanayii A.S.	20,694	58,067
*TAV Havalimanlari Holding A.S.	33,314	170,917

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TURKEY — (Continued)
Tekfen Holding A.S.	30,999	$132,330
*Tekstil Bankasi A.S.	71,792	54,784
Tofas Turk Otomobil Fabrikasi A.S.	43,093	235,682
*Trakya Cam Sanayii A.S.	93,195	194,043
Tupras Turkiye Petrol Rafinerileri A.S.	27,368	727,651
Turcas Petrol A.S.	23,408	109,937
*Turk Ekonomi Bankasi A.S.	97,081	165,269
Turk Telekomunikasyon A.S.	18,634	87,036
Turkcell Iletisim Hizmetleri A.S. ADR	30,400	545,072
Turkiye Garanti Bankasi A.S.	274,519	1,657,128
Turkiye Halk Bankasi A.S.	31,376	311,677
Turkiye Is Bankasi A.S.	331,542	1,468,012
Turkiye Sinai Kalkinma Bankasi A.S.	137,437	250,273
*Turkiye Sise ve Cam Fabrikalari A.S.	168,088	306,683
Turkiye Vakiflar Bankasi T.A.O.	162,008	514,266
Ulker Biskuvi Sanayi A.S.	33,575	108,127
*Vestel Elektronik Sanayi ve Ticaret A.S.	38,163	63,774
*Yapi Kredi Sigorta A.S.	7,630	75,576
*Yapi ve Kredi Bankasi A.S.	119,023	448,934
*Zorlu Enerji Elektrik Uretim A.S.	32,338	65,836

TOTAL TURKEY		15,147,692

TOTAL COMMON STOCKS		578,414,339

PREFERRED STOCKS — (5.4%)
BRAZIL — (5.4%)
*AES Tiete SA	15,500	215,138
#Banco Bradesco SA Sponsored ADR	208,290	4,332,432
Banco Cruzeiro do Sul SA	3,800	34,172
Banco do Estado do Rio Grande do Sul SA	32,769	358,468
Braskem SA Preferred A Sponsored ADR	25,800	537,930
Centrais Electricas de Santa Catarina SA	6,450	132,012
Centrais Eletricas Brasileiras SA	20,700	332,481
Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored ADR Series A	18,226	721,932
Cia de Tecidos Norte de Minas - Coteminas SA	8,100	20,723
*Cia de Transmissao de Energia Electrica Paulista Series A	6,400	198,139
#Cia Energetica de Minas Gerais SA Sponsored ADR	50,050	892,892
Cia Energetica do Ceara SA Series A	5,600	92,713
Cia Paranaense de Energia SA Sponsored ADR Series A	19,900	462,277
Confab Industrial SA	49,597	181,434
Contax Participacoes SA	4,800	82,461
Ferbasa-Ferro Ligas Da Bahia	9,900	74,936
Forjas Taurus SA	4,800	12,704
#Gerdau SA Sponsored ADR	168,600	2,198,544
Gol Linhas Aereas Inteligentes SA	16,700	288,859
Itau Unibanco Holding SA ADR	149,866	3,680,709
Klabin SA	163,000	455,361
Lojas Americanas SA	47,000	502,811
Marcopolo SA	76,000	303,946
Metalurgica Gerdau SA	75,200	1,151,242
#Petroleo Brasileiro SA ADR	214,875	6,701,951
Randon e Participacoes SA	42,300	354,013
Sao Paulo Alpargatas SA	17,645	108,446
Saraiva SA Livreiros Editores	3,300	71,694
Suzano Papel e Celullose SA	88,600	833,214
TAM SA	20,900	508,272
Tele Norte Leste Participacoes SA ADR	34,000	521,560
Telecomunicacoes de Sao Paulo SA ADR	24,200	592,900
*Telemar Norte Leste SA	7,800	221,114
Tim Participacoes SA ADR	10,080	325,181
Ultrapar Participacoes SA	7,836	476,068
Ultrapar Participacoes SA Sponsored ADR	2,300	142,715

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Unipar Participacoes SA Class B	125,400	$49,414
Usinas Siderurgicas de Minas Gerais SA Series A	154,700	1,939,778
Vale SA Sponsored ADR	203,454	5,845,233

TOTAL BRAZIL		35,955,869

CHILE — (0.0%)
Embotelladora Andina SA	7,000	28,478

TOTAL PREFERRED STOCKS		35,984,347

RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
*HKC Holdings, Ltd. Warrants 06/09/11	4,736	35
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	287	3
*Kingboard Chemical Holdings, Ltd. Warrants 10/31/12	9,350	5,356

TOTAL CHINA		5,394

INDIA — (0.0%)
*Britannia Industries, Ltd. Debentures 03/22/13	4,943	19,360

MALAYSIA — (0.0%)
*KFC Holdings (Malaysia) Berhad Warrants 09/14/15	5,440	2,623

POLAND — (0.0%)
*Boryszew SA Rights	64,545	86,052

SOUTH KOREA — (0.0%)
*Kolon Industries, Inc. Rights 12/02/10	977	15,018

TAIWAN — (0.0%)
*Shin Kong Financial Holding Co., Ltd. Rights 11/25/10	60,963	2,489

THAILAND — (0.0%)
*Bangkok Land PCL (Foreign) NVDR Warrants 05/02/13	1,772,868	7,688
*Bangkok Land PCL (Foreign) Warrants 12/31/10	513,932	—

TOTAL THAILAND		7,688

TOTAL RIGHTS/WARRANTS		138,624

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $2,970,000 FHLMC 5.00%, 10/15/19, valued at $3,359,813) to be repurchased at $3,306,052	$3,306	3,306,000

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (7.8%)
§@DFA Short Term Investment Fund	50,308,813	$50,308,813
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $2,218,132)## to be repurchased at $2,174,679	$2,175	2,174,639

TOTAL SECURITIES LENDING COLLATERAL		52,483,452

TOTAL INVESTMENTS — (100.0%)
(Cost $473,072,527)		$670,326,762

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value†
COMMON STOCKS — (83.4%)
Consumer Discretionary — (13.5%)
*1-800-FLOWERS.COM, Inc.	600	$1,080
#Aaron’s, Inc.	1,900	35,834
#*Abercrombie & Fitch Co.	400	17,144
*AC Moore Arts & Crafts, Inc.	1,100	2,475
Advance Auto Parts, Inc.	400	25,992
*Aeropostale, Inc.	1,075	26,208
*AFC Enterprises, Inc.	500	6,355
*AH Belo Corp.	600	4,362
*Aldila, Inc.	200	850
*Amazon.com, Inc.	1,100	181,654
*American Apparel, Inc.	700	679
*American Axle & Manufacturing Holdings, Inc.	1,500	13,830
American Eagle Outfitters, Inc.	3,112	49,823
*America’s Car-Mart, Inc.	400	10,668
*Amerigon, Inc.	300	3,234
*AnnTaylor Stores Corp.	1,200	27,960
*Apollo Group, Inc. Class A	400	14,992
#Arbitron, Inc.	300	7,596
*Asbury Automotive Group, Inc.	1,000	14,420
*Ascent Media Corp.	100	2,724
*Atrinsic, Inc.	338	169
*Audiovox Corp. Class A	1,100	7,128
#*AutoNation, Inc.	2,700	62,694
*Autozone, Inc.	200	47,526
*Ballantyne Strong, Inc.	500	4,210
#Barnes & Noble, Inc.	1,700	25,466
*Beasley Broadcast Group, Inc.	300	1,311
bebe stores, Inc.	1,700	11,152
*Bed Bath & Beyond, Inc.	800	35,120
#*Belo Corp.	3,600	20,844
*Best Buy Co., Inc.	1,140	48,997
Big 5 Sporting Goods Corp.	1,100	14,872
#*Big Lots, Inc.	1,500	47,055
*Biglari Holdings, Inc.	50	16,670
*Blockbuster, Inc. Class A	1,220	54
#*Blue Nile, Inc.	200	8,520
*Bluegreen Corp.	500	1,615
Blyth, Inc.	275	11,033
Bob Evans Farms, Inc.	1,000	28,700
*Bon-Ton Stores, Inc. (The)	300	3,444
#Books-A-Million, Inc.	600	3,810
#*BorgWarner, Inc.	1,400	78,554
Brinker International, Inc.	1,725	31,982
#*Brookfield Homes Corp.	1,400	11,676
Brown Shoe Co., Inc.	1,300	15,275
Buckle, Inc.	500	14,545
*Buffalo Wild Wings, Inc.	400	18,812
#*Cabela’s, Inc.	1,300	24,102
Cablevision Systems Corp.	600	16,044
*Cache, Inc.	600	2,994
#Callaway Golf Co.	1,780	12,246
*Cambium Learning Group, Inc.	1,078	3,331
*Career Education Corp.	1,700	29,818
*Caribou Coffee Co., Inc.	600	6,366
*CarMax, Inc.	1,400	43,386
*Carmike Cinemas, Inc.	300	2,403
*Carnival Corp.	6,000	259,020
*Carriage Services, Inc.	700	3,675

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Carrols Restaurant Group, Inc.	300	$2,028
*Carter’s, Inc.	1,000	24,900
*Casual Male Retail Group, Inc.	800	3,528
Cato Corp. Class A	900	23,805
#*Cavco Industries, Inc.	200	6,338
CBS Corp.	200	3,400
CBS Corp. Class B	6,600	111,738
*CEC Entertainment, Inc.	500	16,600
#*Charming Shoppes, Inc.	600	2,094
#*Cheesecake Factory, Inc.	2,000	58,240
Chico’s FAS, Inc.	1,100	10,692
*Children’s Place Retail Stores, Inc. (The)	300	13,218
*Chipotle Mexican Grill, Inc.	160	33,634
#Choice Hotels International, Inc.	700	26,621
Christopher & Banks Corp.	700	4,172
*Citi Trends, Inc.	200	4,196
*Clear Channel Outdoor Holdings, Inc.	2,200	26,136
*Coach, Inc.	500	25,000
#*Coinstar, Inc.	958	55,162
*Coldwater Creek, Inc.	2,377	8,010
Columbia Sportswear Co.	1,000	52,250
*Comcast Corp. Class A	10,200	209,916
Comcast Corp. Special Class A	6,900	133,377
#*Conn’s, Inc.	700	3,080
Cooper Tire & Rubber Co.	1,900	37,259
*Core-Mark Holding Co., Inc.	200	6,600
#*Corinthian Colleges, Inc.	2,500	13,050
#Cracker Barrel Old Country Store, Inc.	400	21,556
*Craftmade International, Inc.	72	399
#*Crocs, Inc.	4,200	58,506
CSS Industries, Inc.	300	5,019
*Culp, Inc.	500	5,070
*Cybex International, Inc.	500	728
*Darden Restaurants, Inc.	700	31,997
#*Deckers Outdoor Corp.	600	34,860
*Destination Maternity Corp.	200	7,306
*DeVry, Inc.	300	14,358
#*Dick’s Sporting Goods, Inc.	900	25,938
#Dillard’s, Inc.	3,200	81,632
*DineEquity, Inc.	900	40,005
*DIRECTV Class A	1,602	69,623
*Discovery Communications, Inc. Class C	2,700	104,922
DISH Network Corp.	300	5,958
*Dixie Group, Inc.	400	1,452
#*Dollar Tree, Inc.	600	30,786
*Domino’s Pizza, Inc.	600	8,904
*Dorman Products, Inc.	200	7,298
*DR Horton, Inc.	2,300	24,012
#*Dress Barn, Inc. (The)	1,482	33,997
#*Drew Industries, Inc.	600	12,642
#*DSW, Inc.	100	3,327
#*Eastman Kodak Co.	4,011	18,892
Emerson Radio Corp.	700	1,435
*Emmis Communications Corp. Class A	1,000	859
#*Entercom Communications Corp.	700	5,845
*Entravision Communications Corp.	2,100	4,452
Ethan Allen Interiors, Inc.	1,000	15,170
#*EW Scripps Co. Class A (The)	2,065	18,048
#*Exide Technologies	3,200	18,848
Family Dollar Stores, Inc.	700	32,319
*Famous Dave’s of America, Inc.	400	3,816

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Federal-Mogul Corp.	3,100	$61,473
#Finish Line, Inc. Class A	2,300	35,190
*Fisher Communications, Inc.	400	7,312
Foot Locker, Inc.	7,000	111,510
#*Ford Motor Co.	13,700	193,581
*Fossil, Inc.	1,600	94,384
Frisch’s Restaurants, Inc.	100	2,210
#*Fuel Systems Solutions, Inc.	500	20,490
*Furniture Brands International, Inc.	2,300	11,523
#*GameStop Corp. Class A	2,600	51,116
*GameTech International, Inc.	300	87
Gannett Co., Inc.	2,600	30,810
*Gap, Inc.	2,200	41,822
#Garmin, Ltd.	150	4,926
#*Gaylord Entertainment Co.	1,200	40,008
*Genesco, Inc.	600	19,656
#Gentex Corp.	1,600	31,968
Genuine Parts Co.	2,300	110,078
#*G-III Apparel Group, Ltd.	900	23,760
*Global Traffic Network, Inc.	400	2,548
*Goodyear Tire & Rubber Co.	1,300	13,286
*Gray Television, Inc.	1,900	3,705
*Great Wolf Resorts, Inc.	1,400	3,304
#*Group 1 Automotive, Inc.	500	17,630
#Guess?, Inc.	300	11,676
*Gymboree Corp.	500	32,530
H&R Block, Inc.	1,300	15,327
*Hanesbrands, Inc.	700	17,360
#Harley-Davidson, Inc.	1,300	39,884
*Harman International Industries, Inc.	200	6,710
Harte-Hanks, Inc.	1,200	14,496
#*Hasbro, Inc.	600	27,750
*Helen of Troy, Ltd.	709	18,186
#Hillenbrand, Inc.	1,103	23,703
*Hollywood Media Corp.	900	1,143
#*Home Depot, Inc.	6,500	200,720
Hooker Furniture Corp.	200	2,114
#*Hovnanian Enterprises, Inc.	1,700	6,052
*Iconix Brand Group, Inc.	3,200	56,000
International Speedway Corp.	1,100	25,124
#*Interpublic Group of Cos., Inc. (The)	7,100	73,485
*Interval Leisure Group, Inc.	900	12,915
*iRobot Corp.	900	18,792
#*ITT Educational Services, Inc.	200	12,906
*J. Alexander’s Corp.	150	666
#*J.C. Penney Co., Inc.	1,600	49,888
#*Jack in the Box, Inc.	2,000	46,320
#*JAKKS Pacific, Inc.	1,000	18,850
*Jo-Ann Stores, Inc.	700	30,275
Johnson Controls, Inc.	3,300	115,896
#*Johnson Outdoors, Inc. Class A	300	4,284
Jones Group, Inc. (The)	200	2,892
*Jos. A. Bank Clothiers, Inc.	1,200	52,320
*Journal Communications, Inc.	2,100	9,681
*K12, Inc.	300	8,373
#KB Home	2,000	21,020
*Kenneth Cole Productions, Inc. Class A	500	6,725
*Knology, Inc.	400	5,820
#*Kohl’s Corp.	1,100	56,320
*Kona Grill, Inc.	280	938
*Krispy Kreme Doughnuts, Inc.	600	3,360

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
KSW, Inc.	300	$951
*K-Swiss, Inc. Class A	500	6,080
*Lakeland Industries, Inc.	200	1,948
#*Lamar Advertising Co. Class A	300	10,197
*Lazare Kaplan International, Inc.	300	600
*La-Z-Boy, Inc.	800	6,216
*Leapfrog Enterprises, Inc.	1,700	9,503
*Lear Corp.	300	26,520
Learning Tree International, Inc.	500	4,850
#*Lee Enterprises, Inc.	2,000	3,680
#Leggett & Platt, Inc.	3,500	71,330
#*Lennar Corp. Class A	2,500	36,275
Lennar Corp. Class B Voting	240	2,861
*Libbey, Inc.	600	7,974
#*Liberty Global, Inc. Class A	2,000	75,580
#*Liberty Global, Inc. Class C	1,600	57,904
*Liberty Media Corp. Capital Class A	4,600	264,684
*Liberty Media Corp. Interactive Class A	17,200	253,872
*Liberty Media-Starz Corp. Series A	820	53,726
*Life Time Fitness, Inc.	400	14,452
*Lifetime Brands, Inc.	500	6,420
*Limited Brands, Inc.	3,700	108,743
*LIN TV Corp. Class A	800	3,328
#*Lincoln Educational Services Corp.	800	9,968
#Lithia Motors, Inc.	400	4,360
#*Live Nation Entertainment, Inc.	2,100	19,929
*LKQ Corp.	2,000	43,480
#*LodgeNet Interactive Corp.	400	1,020
*Lowe’s Cos., Inc.	12,000	255,960
*Luby’s, Inc.	1,000	5,070
*M/I Homes, Inc.	500	5,290
Macy’s, Inc.	6,200	146,568
*Madison Square Garden, Inc.	150	3,118
*Maidenform Brands, Inc.	500	13,380
Marcus Corp.	900	11,538
*Marine Products Corp.	1,100	6,831
#*Marriott International, Inc. Class A	606	22,452
#*Martha Stewart Living Omnimedia Class A	1,300	5,668
*Mattel, Inc.	2,100	48,993
Matthews International Corp. Class A	900	29,718
#*McClatchy Co. (The)	2,201	6,075
*McDonald’s Corp.	2,200	171,094
*McGraw-Hill Cos., Inc.	300	11,295
#MDC Holdings, Inc.	1,700	43,775
*Media General, Inc.	1,100	6,061
*Mediacom Communications Corp. Class A	900	6,210
Men’s Wearhouse, Inc. (The)	1,800	43,992
#*Meredith Corp.	900	30,555
*Meritage Homes Corp.	1,200	21,972
*Midas, Inc.	200	1,472
*Modine Manufacturing Co.	1,700	22,984
#*Mohawk Industries, Inc.	1,580	90,597
#Monro Muffler Brake, Inc.	650	31,031
*Morgans Hotel Group Co.	500	4,035
#*Morningstar, Inc.	840	41,009
*Movado Group, Inc.	600	6,744
*Nathan’s Famous, Inc.	200	3,206
*Netflix, Inc.	400	69,400
*New York & Co., Inc.	500	1,560
#*New York Times Co. Class A (The)	5,000	38,350
*Newell Rubbermaid, Inc.	4,200	74,130

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*News Corp. Class A	12,600	$182,196
News Corp. Class B	7,560	121,565
*NIKE, Inc. Class B	700	57,008
#*Nordstrom, Inc.	500	19,255
#Nutri/System, Inc.	200	3,824
#*O’Charley’s, Inc.	900	6,750
*Office Depot, Inc.	11,700	52,533
*OfficeMax, Inc.	700	12,390
Omnicom Group, Inc.	800	35,168
*Orbitz Worldwide, Inc.	1,454	9,887
*O’Reilly Automotive, Inc.	2,500	146,250
#*Orleans Homebuilders, Inc.	500	35
*Outdoor Channel Holdings, Inc.	1,000	5,280
*Overstock.com, Inc.	300	4,023
Oxford Industries, Inc.	600	13,818
P.F. Chang’s China Bistro, Inc.	800	36,736
#*Pacific Sunwear of California, Inc.	2,300	13,708
*Palm Harbor Homes, Inc.	700	903
*Panera Bread Co.	500	44,755
*Papa John’s International, Inc.	500	12,915
#*Peet’s Coffee & Tea, Inc.	400	15,300
*Penske Automotive Group, Inc.	2,600	34,970
*Perry Ellis International, Inc.	400	8,992
PetSmart, Inc.	700	26,201
#Phillips-Van Heusen Corp.	1,300	79,742
#*Pier 1 Imports, Inc.	1,400	12,152
Polaris Industries, Inc.	301	21,398
Polo Ralph Lauren Corp.	300	29,064
*Premier Exhibitions, Inc.	300	579
#*Pre-Paid Legal Services, Inc.	268	16,128
*Priceline.com, Inc.	200	75,362
Primedia, Inc.	1,600	5,872
*Princeton Review, Inc.	800	1,272
#*Pulte Group, Inc.	5,960	46,786
*Quiksilver, Inc.	6,400	26,688
#*Radio One, Inc.	600	696
#*RadioShack Corp.	3,000	60,390
*RC2 Corp.	500	10,550
*Red Lion Hotels Corp.	600	4,722
#*Red Robin Gourmet Burgers, Inc.	700	14,210
#Regis Corp.	2,200	44,990
#Rent-A-Center, Inc.	2,300	57,822
#*Rentrak Corp.	200	5,430
RG Barry Corp.	300	3,102
*Ross Stores, Inc.	500	29,495
#*Royal Caribbean Cruises, Ltd.	1,100	43,494
*Ruby Tuesday, Inc.	1,500	18,150
*Ruth’s Hospitality Group, Inc.	1,295	5,905
#Ryland Group, Inc. (The)	200	2,996
*Saga Communications, Inc.	100	2,039
#*Saks, Inc.	800	8,912
*Salem Communications Corp.	400	1,284
#*Sally Beauty Holdings, Inc.	2,700	32,859
*Scripps Networks Interactive, Inc.	800	40,712
#*Sears Holdings Corp.	900	64,782
Service Corp. International	13,400	110,952
*Shiloh Industries, Inc.	700	7,056
#*Shutterfly, Inc.	300	9,030
*Sinclair Broadcast Group, Inc. Class A	1,900	15,181
#*Skechers U.S.A., Inc. Class A	700	13,608
Skyline Corp.	400	7,132

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Smith & Wesson Holding Corp.	400	$1,500
*Snap-On, Inc.	1,600	81,600
#*Sonic Automotive, Inc.	1,600	17,472
*Sonic Corp.	1,000	8,880
Sotheby’s Class A	1,600	70,144
*Spanish Broadcasting System, Inc.	1,000	740
#Spartan Motors, Inc.	1,100	5,588
#Speedway Motorsports, Inc.	1,500	22,950
Stage Stores, Inc.	900	11,997
Standard Motor Products, Inc.	402	4,273
#*Standard Pacific Corp.	4,600	16,698
*Stanley Black & Decker, Inc.	2,404	148,976
Staples, Inc.	2,120	43,396
*Starbucks Corp.	700	19,936
*Starwood Hotels & Resorts Worldwide, Inc.	700	37,898
#*Stein Mart, Inc.	1,800	16,902
#*Steven Madden, Ltd.	750	31,725
Stewart Enterprises, Inc.	2,000	11,120
Sturm Ruger & Co., Inc.	500	7,830
Superior Industries International, Inc.	800	14,360
#Systemax, Inc.	988	12,795
*Tandy Brands Accessories, Inc.	100	328
Tandy Leather Factory, Inc.	300	1,350
*Target Corp.	5,200	270,088
#*Tempur-Pedic International, Inc.	700	24,150
*Tenneco, Inc.	1,300	42,406
#*Texas Roadhouse, Inc.	2,200	33,792
Thor Industries, Inc.	900	28,341
#Tiffany & Co.	600	31,800
*Timberland Co. Class A	1,000	20,980
*Time Warner Cable, Inc.	3,380	195,601
*Time Warner, Inc.	13,666	444,282
*TJX Cos., Inc. (The)	1,300	59,657
*Toll Brothers, Inc.	2,600	46,644
Tractor Supply Co.	1,400	55,440
*True Religion Apparel, Inc.	700	14,315
*TRW Automotive Holdings Corp.	5,300	242,157
#*Tuesday Morning Corp.	600	2,874
Tupperware Corp.	600	26,886
#*Under Armour, Inc. Class A	300	14,004
*Unifi, Inc.	2,000	9,460
*Universal Electronics, Inc.	500	10,530
Universal Technical Institute, Inc.	500	9,675
#*Urban Outfitters, Inc.	1,000	30,770
V.F. Corp.	1,680	139,843
#*Vail Resorts, Inc.	1,000	40,560
*Valassis Communications, Inc.	600	19,800
#Viacom, Inc. Class A	200	8,554
*Viacom, Inc. Class B	1,600	61,744
#*Volcom, Inc.	300	5,151
Walt Disney Co. (The)	23,047	832,227
*Warnaco Group, Inc.	1,300	69,043
*Warner Music Group Corp.	400	2,080
*Washington Post Co.	79	31,770
#Weight Watchers International, Inc.	400	13,396
Wendy’s/Arby’s Group, Inc.	3,425	15,755
*Wet Seal, Inc. (The)	4,000	14,000
Weyco Group, Inc.	114	2,844
#*Whirlpool Corp.	2,400	181,992
Wiley (John) & Sons, Inc. Class A	940	40,570
Wiley (John) & Sons, Inc. Class B	200	8,592

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Williams Controls, Inc.	200	$1,900
#Williams-Sonoma, Inc.	2,500	80,925
Winmark Corp.	30	988
*Winnebago Industries, Inc.	277	2,770
Wolverine World Wide, Inc.	900	26,208
#World Wrestling Entertainment, Inc.	700	9,688
*Wyndham Worldwide Corp.	5,000	143,750
*Yum! Brands, Inc.	800	39,648
#*Zale Corp.	200	512
*Zumiez, Inc.	996	26,115

Total Consumer Discretionary		13,274,723

Consumer Staples — (5.4%)
Alberto-Culver Co.	2,200	82,038
#Alico, Inc.	200	5,120
Andersons, Inc. (The)	700	27,559
*Archer-Daniels-Midland Co.	5,900	196,588
*Avon Products, Inc.	900	27,405
*BJ’s Wholesale Club, Inc.	2,000	83,460
Calavo Growers, Inc.	300	6,579
#Cal-Maine Foods, Inc.	600	17,382
#*Campbell Soup Co.	800	29,000
Casey’s General Stores, Inc.	1,800	74,628
*Central Garden & Pet Co.	500	5,175
#*Chiquita Brands International, Inc.	1,600	21,232
#Church & Dwight Co., Inc.	600	39,510
*Clorox Co.	500	33,275
Coca-Cola Bottling Co.	100	5,332
Coca-Cola Co. (The)	4,400	269,808
*Coca-Cola Enterprises, Inc.	1,080	25,931
*Colgate-Palmolive Co.	900	69,408
*ConAgra, Inc.	2,800	62,972
Corn Products International, Inc.	2,800	119,140
#*Costco Wholesale Corp.	1,300	81,601
*Darling International, Inc.	1,800	18,018
*Dean Foods Co.	2,480	25,792
Del Monte Foods Co.	7,400	106,116
#Diamond Foods, Inc.	500	22,100
*Elizabeth Arden, Inc.	1,200	24,540
*Energizer Holdings, Inc.	500	37,390
*Estee Lauder Cos., Inc.	400	28,468
Farmer Brothers Co.	500	8,205
#Flowers Foods, Inc.	1,700	43,316
*General Mills, Inc.	1,800	67,572
#*Great Atlantic & Pacific Tea Co.	1,400	4,816
#*Green Mountain Coffee, Inc.	1,800	59,382
Griffin Land & Nurseries, Inc. Class A	93	2,288
H.J. Heinz Co.	600	29,466
#*Hain Celestial Group, Inc.	1,300	32,149
*Hansen Natural Corp.	100	5,121
*Hershey Co. (The)	600	29,694
#*Hormel Foods Corp.	700	32,144
Ingles Markets, Inc.	300	5,508
Inter Parfums, Inc.	750	13,118
J & J Snack Foods Corp.	600	25,722
*J.M. Smucker Co.	1,820	116,990
#*John B. Sanfilippo & Son, Inc.	200	2,684
#*Kellogg Co.	700	35,182
Kimberly-Clark Corp.	900	57,006
Kraft Foods, Inc.	17,503	564,822
*Kroger Co. (The)	1,900	41,800

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
#Lancaster Colony Corp.	500	$24,940
Lance, Inc.	1,000	22,740
*Lifeway Foods, Inc.	200	1,984
*McCormick & Co., Inc.	500	22,110
#*Medifast, Inc.	100	2,388
Nash-Finch Co.	400	16,760
National Beverage Corp.	700	10,010
*Omega Protein Corp.	700	3,955
*Overhill Farms, Inc.	400	2,080
*Pantry, Inc.	800	15,560
*PepsiCo, Inc.	3,678	240,173
*Pilgrim’s Pride Corp.	1,380	8,418
PriceSmart, Inc.	900	26,397
*Procter & Gamble Co. (The)	13,300	845,481
*Ralcorp Holdings, Inc.	800	49,648
*Reddy Ice Holdings, Inc.	800	2,792
#Rocky Mountain Chocolate Factory, Inc.	200	1,920
#Ruddick Corp.	1,800	62,820
Safeway, Inc.	3,600	82,440
Sanderson Farms, Inc.	600	25,188
#*Sara Lee Corp.	3,400	48,722
*Smart Balance, Inc.	908	3,232
*Smithfield Foods, Inc.	4,000	67,000
Spartan Stores, Inc.	700	10,465
#*SUPERVALU, Inc.	3,800	41,002
*Susser Holdings Corp.	800	10,936
Sysco Corp.	1,300	38,298
Tasty Baking Co.	300	1,896
#Tootsie Roll Industries, Inc.	1,311	34,414
*Tyson Foods, Inc. Class A	6,500	101,075
*United Natural Foods, Inc.	1,200	42,912
Village Super Market, Inc.	163	4,760
*Wal-Mart Stores, Inc.	11,000	595,870
WD-40 Co.	400	14,756
Weis Markets, Inc.	788	30,700
*Whole Foods Market, Inc.	1,200	47,700

Total Consumer Staples		5,284,094

Energy — (10.6%)
*Allis-Chalmers Energy, Inc.	3,400	17,476
#Alon USA Energy, Inc.	1,100	6,237
#*Alpha Natural Resources, Inc.	2,367	106,917
*Anadarko Petroleum Corp.	4,100	252,437
*Apache Corp.	2,569	259,520
Arch Coal, Inc.	1,500	36,885
*Atlas Energy, Inc.	1,200	34,944
#*ATP Oil & Gas Corp.	1,900	27,284
#*Atwood Oceanics, Inc.	600	19,506
*Baker Hughes, Inc.	2,161	100,119
*Basic Energy Services, Inc.	800	8,848
#Berry Petroleum Corp. Class A	1,000	34,210
#*Bill Barrett Corp.	1,900	71,725
*BioFuel Energy Corp.	1,200	2,712
*Brigham Exploration Co.	1,900	40,071
#*Bristow Group, Inc.	700	27,146
*Bronco Drilling Co., Inc.	500	2,110
*Cabot Oil & Gas Corp.	1,800	52,164
*Cameron International Corp.	756	33,075
CARBO Ceramics, Inc.	600	50,262
*Carrizo Oil & Gas, Inc.	900	21,258
#*Cheniere Energy, Inc.	900	2,952

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Chesapeake Energy Corp.	5,100	$110,670
*Chevron Corp.	19,500	1,610,895
Cimarex Energy Co.	2,700	207,225
*Clayton Williams Energy, Inc.	500	29,860
#*Complete Production Services, Inc.	2,100	49,203
#*Comstock Resources, Inc.	1,300	29,055
*ConocoPhillips	13,100	778,140
*Consol Energy, Inc.	600	22,056
*Contango Oil & Gas Co.	300	15,777
#*Crosstex Energy, Inc.	2,200	17,842
*CVR Energy, Inc.	3,300	31,416
*Dawson Geophysical Co.	200	4,968
*Denbury Resources, Inc.	2,407	40,967
Devon Energy Corp.	3,400	221,068
#*Diamond Offshore Drilling, Inc.	300	19,848
*Dresser-Rand Group, Inc.	1,200	41,064
#*Dril-Quip, Inc.	700	48,370
*El Paso Corp.	3,600	47,736
*Energy Partners, Ltd.	62	693
*ENGlobal Corp.	400	1,156
*EOG Resources, Inc.	1,402	134,199
*Evolution Petroleum Corp.	1,000	5,940
*Exxon Mobil Corp.	18,260	1,213,742
*FMC Technologies, Inc.	800	57,680
#*Forest Oil Corp.	1,100	33,803
Frontier Oil Corp.	400	5,300
#*FX Energy, Inc.	300	1,440
#General Maritime Corp.	300	1,152
#*Geokinetics, Inc.	100	682
*Global Industries, Ltd.	3,500	20,265
#*GMX Resources, Inc.	400	1,792
#*Goodrich Petroleum Corp.	400	5,456
Gulf Island Fabrication, Inc.	520	11,877
*Gulfmark Offshore, Inc.	1,100	32,571
*Gulfport Energy Corp.	1,200	19,992
*Halliburton Co.	1,600	50,976
#*Harvest Natural Resources, Inc.	1,300	16,224
*Helix Energy Solutions Group, Inc.	4,000	50,760
*Helmerich & Payne, Inc.	1,900	81,282
#*Hercules Offshore, Inc.	700	1,652
Hess Corp.	2,980	187,829
*HKN, Inc.	400	1,472
Holly Corp.	700	22,911
#*Hornbeck Offshore Services, Inc.	1,000	22,240
*International Coal Group, Inc.	500	2,810
#*ION Geophysical Corp.	5,700	27,873
Lufkin Industries, Inc.	800	39,080
*Marathon Oil Corp.	6,200	220,534
#*Mariner Energy, Inc.	2,500	62,300
Massey Energy Co.	1,800	75,726
*Matrix Service Co.	500	4,540
*Mitcham Industries, Inc.	300	2,610
*Murphy Oil Corp.	1,977	128,821
*Nabors Industries, Ltd.	300	6,270
National-Oilwell, Inc.	5,200	279,552
*Natural Gas Services Group, Inc.	600	9,450
*Newfield Exploration Co.	2,300	137,126
*Newpark Resources, Inc.	4,300	25,284
*Noble Energy, Inc.	2,100	171,108
*Northern Oil & Gas, Inc.	201	3,956
Occidental Petroleum Corp.	5,435	427,354

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Oceaneering International, Inc.	200	$12,374
#*Oil States International, Inc.	1,500	76,680
#Overseas Shipholding Group, Inc.	1,300	43,459
*OYO Geospace Corp.	200	12,122
#*Pacific Ethanol, Inc.	200	169
Panhandle Oil & Gas, Inc.	200	4,940
*Parker Drilling Co.	4,500	19,035
#*Patriot Coal Corp.	580	7,824
Patterson-UTI Energy, Inc.	5,900	114,519
*Peabody Energy Corp.	900	47,610
Penn Virginia Corp.	1,900	28,158
*Petrohawk Energy Corp.	1,700	28,917
*Petroleum Development Corp.	700	21,847
*PetroQuest Energy, Inc.	2,200	12,276
*PHI, Inc.	400	6,988
*Pioneer Drilling Co.	1,900	11,704
Pioneer Natural Resources Co.	3,000	209,400
*Plains Exploration & Production Co.	2,100	58,527
*Pride International, Inc.	4,104	124,433
*QEP Resources, Inc.	2,300	75,969
*Quicksilver Resources, Inc.	1,800	26,946
Range Resources Corp.	600	22,434
*Rex Energy Corp.	2,000	24,640
*Rosetta Resources, Inc.	2,700	64,557
*Rowan Cos., Inc.	2,000	65,800
#*SandRidge Energy, Inc.	2,028	11,093
*Schlumberger, Ltd.	1,072	74,922
*SEACOR Holdings, Inc.	900	85,275
*Seahawk Drilling, Inc.	360	3,629
SM Energy Co.	1,200	50,016
Southern Union Co.	1,300	32,669
*Southwestern Energy Co.	600	20,310
#*Spectra Energy Corp.	1,200	28,524
#*Stone Energy Corp.	1,546	24,164
#*SulphCo, Inc.	700	175
*Sunoco, Inc.	1,700	63,699
*Superior Energy Services, Inc.	2,300	63,526
*Swift Energy Corp.	900	28,665
*T-3 Energy Services, Inc.	600	20,082
*Tesoro Petroleum Corp.	4,103	53,175
*Tetra Technologies, Inc.	3,500	34,160
*TGC Industries, Inc.	578	2,139
Tidewater, Inc.	1,900	87,647
*Toreador Resources Corp.	572	7,871
#*Trico Marine Services, Inc.	500	75
*Tri-Valley Corp.	300	219
*Union Drilling, Inc.	800	3,656
*Unit Corp.	1,100	43,153
#*USEC, Inc.	2,500	13,425
*VAALCO Energy, Inc.	2,600	15,288
*Valero Energy Corp.	5,600	100,520
*Venoco, Inc.	1,700	26,316
W&T Offshore, Inc.	2,200	23,936
*Warren Resources, Inc.	1,500	6,270
*Westmoreland Coal Co.	200	2,124
*Whiting Petroleum Corp.	1,500	150,660
*Williams Cos., Inc. (The)	1,300	27,976
World Fuel Services Corp.	1,800	50,814

Total Energy		10,418,999

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (15.5%)
21st Century Holding Co.	200	$712
Abington Bancorp, Inc.	800	8,592
Advance America Cash Advance Centers, Inc.	1,700	8,483
*Advanta Corp. Class A	240	2
*Affiliated Managers Group, Inc.	700	59,927
*Affirmative Insurance Holdings, Inc.	200	740
*Allegheny Corp.	212	63,702
*Allstate Corp. (The)	5,200	158,548
*Altisource Portfolio Solutions SA	1,118	29,247
*Amcore Financial, Inc.	514	2
#*American Capital, Ltd.	6,128	42,773
#American Equity Investment Life Holding Co.	1,700	18,445
*American Express Co.	2,700	111,942
American Financial Group, Inc.	2,700	82,566
American National Bankshares, Inc.	129	2,939
American National Insurance Co.	100	7,844
*Ameriprise Financial, Inc.	1,000	51,690
*AMERISAFE, Inc.	500	9,545
*AmeriServe Financial, Inc.	560	896
*AON Corp.	1,500	59,625
*Arch Capital Group, Ltd.	426	36,802
#*Asset Acceptance Capital Corp.	1,000	5,780
#Associated Banc-Corp.	3,800	48,146
Asta Funding, Inc.	300	2,469
#Astoria Financial Corp.	2,600	32,292
*Atlantic Coast Federal Corp.	150	253
*Avatar Holdings, Inc.	500	9,120
*B of I Holding, Inc.	218	2,803
BancFirst Corp.	497	20,427
Bancorp Rhode Island, Inc.	100	2,909
*Bancorp, Inc.	400	2,996
#BancorpSouth, Inc.	2,400	31,656
*Bank of America Corp.	52,133	596,402
#Bank of Hawaii Corp.	900	38,871
Bank of Kentucky Financial Corp.	108	1,917
*Bank of New York Mellon Corp. (The)	9,600	240,576
Bank of the Ozarks, Inc.	400	15,204
BankFinancial Corp.	800	7,320
Banner Corp.	500	830
*BB&T Corp.	6,900	161,529
Beacon Federal Bancorp, Inc.	224	2,536
Berkshire Hills Bancorp, Inc.	600	11,604
#BGC Partners, Inc. Class A	900	6,246
BlackRock, Inc.	200	34,198
BOK Financial Corp.	949	43,872
Boston Private Financial Holdings, Inc.	3,200	18,272
*Bridge Capital Holdings	114	1,025
Brookline Bancorp, Inc.	2,000	19,480
#Brooklyn Federal Bancorp, Inc.	100	175
Brown & Brown, Inc.	3,200	71,328
Calamos Asset Management, Inc.	200	2,398
California First National Bancorp.	3	40
Camden National Corp.	200	6,848
Capital City Bank Group, Inc.	600	7,170
#*Capital One Financial Corp.	4,900	182,623
#Capitol Federal Financial	500	11,700
Cardinal Financial Corp.	700	6,993
*Cardtronics, Inc.	400	6,780
Cash America International, Inc.	1,000	35,230
Cathay General Bancorp	1,600	21,760
*CB Richard Ellis Group, Inc.	1,100	20,185

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Center Bancorp, Inc.	448	$3,400
#*Central Pacific Financial Corp.	1,200	1,824
#*Charles Schwab Corp. (The)	1,920	29,568
Chemical Financial Corp.	800	16,224
*Chicopee Bancorp, Inc.	89	1,055
#Chubb Corp.	3,412	197,964
#Cincinnati Financial Corp.	3,560	104,806
*Citigroup, Inc.	70,645	294,590
*Citizens Community Bancorp, Inc.	300	1,282
*Citizens Republic Bancorp, Inc.	1,600	1,104
#*Citizens, Inc.	1,100	7,612
City Holding Co.	600	19,020
#City National Corp.	2,200	113,454
CME Group, Inc.	400	115,860
*CNA Financial Corp.	6,800	188,496
*CNA Surety Corp.	1,700	32,725
#CoBiz Financial, Inc.	800	3,872
Cohen & Steers, Inc.	200	5,014
#Columbia Banking System, Inc.	600	10,926
Comerica, Inc.	2,740	98,037
#Commerce Bancshares, Inc.	1,273	46,897
Community Trust Bancorp, Inc.	700	19,117
Consolidated-Tokoma Land Co.	200	5,254
#*Consumer Portfolio Services, Inc.	600	534
#Cullen Frost Bankers, Inc.	920	48,245
#CVB Financial Corp.	4,960	37,746
#Delphi Financial Group, Inc. Class A	1,500	40,605
Dime Community Bancshares, Inc.	1,100	16,049
*Discover Financial Services	13,800	243,570
*Dollar Financial Corp.	600	15,012
Donegal Group, Inc. Class A	700	9,695
*E*Trade Financial Corp.	1,950	27,885
East West Bancorp, Inc.	1,935	34,114
Eaton Vance Corp.	400	11,508
Employers Holdings, Inc.	1,800	29,142
*Encore Capital Group, Inc.	900	18,288
Endurance Specialty Holdings, Ltd.	2,300	95,220
*Enstar Group, Ltd.	200	16,038
Enterprise Financial Services Corp.	428	4,224
Erie Indemnity Co.	1,100	62,898
ESB Financial Corp.	477	6,864
Everest Re Group, Ltd.	600	50,568
*EzCorp, Inc.	2,100	45,108
F.N.B. Corp.	2,768	23,528
#FBL Financial Group, Inc. Class A	1,100	28,776
*Federated Investors, Inc.	700	17,437
Fidelity National Financial, Inc.	5,500	73,645
Fifth Third Bancorp	6,006	75,435
*First Acceptance Corp.	1,000	1,860
First American Financial Corp.	2,600	36,504
#First Bancorp	600	8,034
First Bancorp, Inc.	75	1,041
First Busey Corp.	1,600	7,424
*First Cash Financial Services, Inc.	844	24,535
First Citizens BancShares, Inc.	400	74,712
#First Commonwealth Financial Corp.	2,400	13,968
First Community Bancshares, Inc.	400	5,384
First Financial Bancorp	2,700	45,468
#First Financial Bankshares, Inc.	900	42,534
#First Financial Corp.	500	14,615
First Financial Holdings, Inc.	400	4,180

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*First Horizon National Corp.	209	$2,109
*First Marblehead Corp. (The)	2,100	4,683
First Mercury Financial Corp.	600	9,780
First Midwest Bancorp, Inc.	1,400	14,994
#First Niagara Financial Group, Inc.	4,344	51,476
First South Bancorp, Inc.	400	4,016
*First State Bancorporation	400	46
*FirstCity Financial Corp.	400	3,380
FirstMerit Corp.	3,239	55,646
Flagstone Reinsurance Holdings SA	2,200	23,980
Flushing Financial Corp.	700	9,205
#*FNB United Corp.	395	198
*Forestar Group, Inc.	500	8,550
*Fox Chase Bancorp, Inc.	117	1,141
Franklin Resources, Inc.	500	57,350
#*Frontier Financial Corp.	140	17
Fulton Financial Corp.	7,240	67,622
Gallagher (Arthur J.) & Co.	1,800	50,688
#GAMCO Investors, Inc.	160	6,854
*Genworth Financial, Inc.	2,200	24,948
German American Bancorp, Inc.	482	8,146
GFI Group, Inc.	800	3,832
Glacier Bancorp, Inc.	1,700	22,100
*Goldman Sachs Group, Inc. (The)	3,640	585,858
Great Southern Bancorp, Inc.	500	11,245
#*Greene Bancshares, Inc.	403	1,556
#Greenhill & Co., Inc.	200	15,534
*Guaranty Bancorp.	315	517
*Hallmark Financial Services, Inc.	800	7,152
#*Hampton Roads Bankshares, Inc.	322	270
#Hancock Holding Co.	1,100	34,562
#Hanover Insurance Group, Inc.	1,900	85,975
Harleysville Group, Inc.	949	32,579
*Hartford Financial Services Group, Inc.	3,838	92,035
HCC Insurance Holdings, Inc.	2,600	68,848
Heartland Financial USA, Inc.	310	4,790
#*Heritage Commerce Corp.	600	2,256
*Heritage Financial Corp.	183	2,472
#Heritage Financial Group	137	1,130
HF Financial Corp.	99	1,024
Home Federal Bancorp, Inc.	615	7,405
Horace Mann Educators Corp.	1,500	28,035
#*Horizon Financial Corp.	400	2
*Hudson City Bancorp, Inc.	7,200	83,880
#Huntington Bancshares, Inc.	26,880	152,410
IBERIABANK Corp.	700	36,435
Independent Bank Corp.	618	14,517
#*Integra Bank Corp.	400	283
#*International Assets Holding Corp.	500	11,025
#International Bancshares Corp.	1,400	23,982
#*Intervest Bancshares Corp.	200	460
*Investment Technology Group, Inc.	1,400	19,936
*Investors Bancorp, Inc.	4,232	50,784
#*Janus Capital Group, Inc.	2,400	25,344
#Jefferies Group, Inc.	2,400	57,432
#Jones Lang LaSalle, Inc.	400	31,224
*JPMorgan Chase & Co.	36,609	1,377,597
#KBW, Inc.	100	2,530
Kearny Financial Corp.	2,300	20,079
*KeyCorp.	15,000	122,850
K-Fed Bancorp.	400	3,012

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Lakeland Bancorp, Inc.	800	$7,416
Lakeland Financial Corp.	508	9,647
Legacy Bancorp, Inc.	300	2,298
*Legg Mason, Inc.	1,927	59,795
*Leucadia National Corp.	1,800	45,756
*Lincoln National Corp.	4,300	105,264
LNB Bancorp, Inc.	200	964
#*M&T Bank Corp.	1,600	119,600
MainSource Financial Group, Inc.	700	5,789
*Markel Corp.	200	67,004
MarketAxess Holdings, Inc.	1,096	19,914
*Marlin Business Services Corp.	400	4,868
*Marsh & McLennan Cos., Inc.	2,800	69,944
*Marshall & Ilsley Corp.	7,800	46,098
*Maui Land & Pineapple Co., Inc.	240	1,056
#MB Financial, Inc.	1,200	17,868
#*MBIA, Inc.	1,200	13,452
MCG Capital Corp.	2,900	18,357
Meadowbrook Insurance Group, Inc.	1,400	12,082
Medallion Financial Corp.	600	4,818
Mercer Insurance Group, Inc.	300	5,505
Merchants Bancshares, Inc.	114	2,942
Mercury General Corp.	1,600	67,968
*MetLife, Inc.	6,648	268,114
*MF Global Holdings, Ltd.	700	5,481
MidSouth Bancorp, Inc.	72	989
*Midwest Banc Holdings, Inc.	500	1
MidWestOne Financial Group, Inc.	196	2,883
Montpelier Re Holdings, Ltd.	400	7,328
#*Moody’s Corp.	600	16,236
*Morgan Stanley	13,180	327,787
*MSCI, Inc.	500	17,925
*Nara Bancorp, Inc.	900	7,056
*NASDAQ OMX Group, Inc. (The)	2,100	44,142
National Interstate Corp.	500	10,735
#National Penn Bancshares, Inc.	2,248	14,590
National Western Life Insurance Co. Class A	11	1,760
*Navigators Group, Inc. (The)	600	27,582
#NBT Bancorp, Inc.	1,100	24,255
Nelnet, Inc. Class A	1,000	22,470
New England Bancshares, Inc.	200	1,448
New Westfield Financial, Inc.	1,200	10,140
#New York Community Bancorp, Inc.	6,800	115,124
NewAlliance Bancshares, Inc.	4,900	63,161
Northeast Community Bancorp, Inc.	500	2,990
Northern Trust Corp.	700	34,741
Northwest Bancshares, Inc.	3,600	40,824
NYMAGIC, Inc.	200	5,134
NYSE Euronext, Inc.	4,100	125,624
Ocean Shore Holding Co.	183	2,013
OceanFirst Financial Corp.	800	9,552
#*Ocwen Financial Corp.	3,500	30,205
Old National Bancorp	2,100	19,866
#*Old Republic International Corp.	7,595	100,254
#Old Second Bancorp, Inc.	400	788
OneBeacon Insurance Group, Ltd.	1,200	16,896
*Oppenheimer Holdings, Inc. Class A	200	5,090
#*optionsXpress Holdings, Inc.	900	14,373
Oriental Financial Group, Inc.	200	2,646
#*Pacific Mercantile Bancorp	400	1,264
#PacWest Bancorp	900	15,687

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Park National Corp.	540	$35,289
PartnerRe, Ltd.	600	47,592
Peoples Bancorp, Inc.	400	5,272
#*People’s United Financial, Inc.	9,400	115,714
#*PHH Corp.	200	3,854
*Phoenix Cos., Inc. (The)	800	1,680
*PICO Holdings, Inc.	700	21,518
#*Pinnacle Financial Partners, Inc.	500	5,705
*PMI Group, Inc. (The)	600	2,010
*PNC Financial Services Group, Inc.	5,401	291,114
*Popular, Inc.	1,100	3,003
#*Portfolio Recovery Associates, Inc.	500	33,525
#PrivateBancorp, Inc.	700	8,253
*ProAssurance Corp.	1,300	74,737
*Progressive Corp.	2,500	52,900
Prosperity Bancshares, Inc.	1,400	43,526
Protective Life Corp.	2,900	69,513
#Provident Financial Services, Inc.	2,100	26,544
Provident New York Bancorp	1,700	15,079
*Prudential Financial, Inc.	4,500	236,610
Pulaski Financial Corp.	143	1,015
QC Holdings, Inc.	500	1,885
Radian Group, Inc.	200	1,518
Raymond James Financial, Inc.	2,226	62,818
Regions Financial Corp.	16,700	105,210
Reinsurance Group of America, Inc.	1,825	91,378
RenaissanceRe Holdings, Ltd.	620	37,361
#Renasant Corp.	700	11,445
Resource America, Inc.	500	3,085
Rewards Network, Inc.	366	5,014
*Riverview Bancorp, Inc.	500	1,090
#RLI Corp.	860	49,381
Rockville Financial, Inc.	600	6,786
*Rodman & Renshaw Capital Group, Inc.	900	2,583
Roma Financial Corp.	210	2,081
Rome Bancorp, Inc.	300	3,270
S&T Bancorp, Inc.	1,200	23,520
S.Y. Bancorp, Inc.	500	12,250
Safety Insurance Group, Inc.	500	23,230
Sanders Morris Harris Group, Inc.	700	4,060
Sandy Spring Bancorp, Inc.	500	8,700
SeaBright Holdings, Inc.	600	5,022
SEI Investments Co.	600	13,290
#Selective Insurance Group, Inc.	1,800	30,456
Sierra Bancorp	286	2,977
Simmons First National Corp.	700	19,033
*Southern Community Financial Corp.	501	817
Southside Bancshares, Inc.	464	8,728
#Southwest Bancorp, Inc.	600	5,940
#*St. Joe Co. (The)	405	8,177
StanCorp Financial Group, Inc.	1,400	60,060
State Auto Financial Corp.	1,400	21,924
State Bancorp, Inc.	500	4,590
State Street Corp.	1,300	54,288
#Sterling Bancorp	500	4,695
#Sterling Bancshares, Inc.	2,400	12,936
#Stewart Information Services Corp.	400	4,328
#*Stifel Financial Corp.	916	43,409
Student Loan Corp.	300	8,946
#Suffolk Bancorp	200	5,180
*Sun Bancorp, Inc.	771	3,045

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*SunTrust Banks, Inc.	4,900	$122,598
#Susquehanna Bancshares, Inc.	2,316	18,296
#*SVB Financial Group	1,300	56,342
SWS Group, Inc.	600	4,122
#Synovus Financial Corp.	3,400	7,344
T. Rowe Price Group, Inc.	600	33,162
#*Taylor Capital Group, Inc.	400	4,824
#TCF Financial Corp.	2,900	38,164
*TD Ameritrade Holding Corp.	1,800	30,762
*Tejon Ranch Co.	451	10,039
#*Teton Advisors, Inc.	3	26
#*Texas Capital Bancshares, Inc.	900	16,335
*Thomas Properties Group, Inc.	500	1,870
Tompkins Financial Corp.	430	16,598
#Tower Group, Inc.	700	16,996
*TradeStation Group, Inc.	1,200	6,588
Transatlantic Holdings, Inc.	1,800	94,680
Travelers Cos., Inc. (The)	5,166	285,163
*Tree.com, Inc.	500	3,700
#TriCo Bancshares	500	7,795
#Trustco Bank Corp.	2,160	11,642
Trustmark Corp.	1,900	41,971
U.S. Bancorp	7,300	176,514
UMB Financial Corp.	1,400	51,884
#Umpqua Holdings Corp.	1,900	20,900
Union Bankshares, Inc.	64	1,162
Union First Market Bankshares Corp.	400	5,144
#United Bankshares, Inc.	1,400	37,408
*United Community Banks, Inc.	205	402
United Financial Bancorp, Inc.	520	7,041
United Fire & Casualty Co.	1,000	20,030
*United Western Bancorp, Inc.	300	126
Unitrin, Inc.	3,100	75,330
#Univest Corp. of Pennsylvania	700	13,202
*Unum Group	7,700	172,634
Valley National Bancorp	5,749	76,692
*Virginia Commerce Bancorp, Inc.	440	2,336
Waddell & Reed Financial, Inc.	800	23,256
Washington Banking Co.	290	3,651
Washington Federal, Inc.	3,100	46,593
Washington Trust Bancorp, Inc.	717	14,405
*Waterstone Financial, Inc.	1,000	3,740
#Webster Financial Corp.	900	15,408
*Wells Fargo & Co.	27,071	706,012
*West Bancorporation, Inc.	700	4,599
#*West Coast Bancorp	659	1,733
Westamerica Bancorporation	500	25,010
#*Western Alliance Bancorp	600	3,624
#White Mountains Insurance Group, Ltd.	300	95,760
Whitney Holding Corp.	2,000	16,560
#Wilmington Trust Corp.	1,900	13,509
Wilshire Bancorp, Inc.	300	2,013
#Wintrust Financial Corp.	500	14,970
#*World Acceptance Corp.	400	17,260
WR Berkley Corp.	3,700	101,824
*Zions Bancorporation	4,300	88,838
*ZipRealty, Inc.	800	2,592

Total Financials		15,250,962

Industrials — (13.3%)
*3D Systems Corp.	200	5,168

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*3M Co.	1,200	$101,064
A.O. Smith Corp.	700	39,221
AAON, Inc.	560	13,748
*AAR Corp.	1,300	28,652
ABM Industries, Inc.	1,400	31,570
*Acacia Technologies Group	300	7,986
*ACCO Brands Corp.	1,780	11,089
Actuant Corp. Class A	1,600	35,952
#Acuity Brands, Inc.	400	20,028
Administaff, Inc.	600	15,726
*Advisory Board Co. (The)	200	9,362
*Aerovironment, Inc.	900	21,114
*AGCO Corp.	2,100	89,187
*Air Transport Services Group, Inc.	600	4,032
#*AirTran Holdings, Inc.	3,000	22,200
Alamo Group, Inc.	400	9,600
#*Alaska Air Group, Inc.	800	42,240
Albany International Corp.	860	17,544
Alexander & Baldwin, Inc.	1,300	44,759
*Alliant Techsystems, Inc.	200	15,248
*Allied Defense Group, Inc.	300	810
*Altra Holdings, Inc.	1,300	19,240
*Amerco, Inc.	700	57,624
*American Railcar Industries, Inc.	600	9,246
*American Reprographics Co.	300	2,136
American Science & Engineering, Inc.	200	16,470
#*American Superconductor Corp.	600	20,190
American Woodmark Corp.	600	10,620
Ameron International Corp.	340	23,378
Ametek, Inc.	500	27,025
Ampco-Pittsburgh Corp.	500	12,925
*AMR Corp.	3,800	29,944
#Apogee Enterprises, Inc.	1,100	11,539
Applied Signal Technologies, Inc.	400	13,424
#Arkansas Best Corp.	1,100	27,863
#*Armstrong World Industries, Inc.	700	29,225
*ArvinMeritor, Inc.	2,100	34,818
*Astec Industries, Inc.	700	20,629
*Astronics Corp.	400	8,340
*Atlas Air Worldwide Holdings, Inc.	850	44,421
*Avery Dennison Corp.	700	25,445
#*Avis Budget Group, Inc.	2,700	31,347
AZZ, Inc.	300	11,142
#Badger Meter, Inc.	200	8,306
*Baker (Michael) Corp.	300	9,804
#Baldor Electric Co.	2,100	88,242
*Baldwin Technology Co. Class A	500	530
Barnes Group, Inc.	1,200	21,828
Barrett Business Services, Inc.	300	4,605
*BE Aerospace, Inc.	1,600	58,816
*Beacon Roofing Supply, Inc.	200	2,952
Belden, Inc.	1,800	50,220
*Blount International, Inc.	1,000	15,000
*BlueLinx Holdings, Inc.	1,600	5,040
*Boeing Co. (The)	2,300	162,472
Bowne & Co., Inc.	700	7,945
Brady Co. Class A	1,500	46,125
#Briggs & Stratton Corp.	1,400	24,640
Brink’s Co. (The)	1,497	35,329
*BTU International, Inc.	300	2,154
Bucyrus International, Inc.	600	40,896

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*C.H. Robinson Worldwide, Inc.	500	$35,240
*CAI International, Inc.	600	9,900
*Capstone Turbine Corp.	600	450
Carlisle Cos., Inc.	1,800	63,126
Cascade Corp.	400	14,156
*Casella Waste Systems, Inc.	700	3,451
#*Caterpillar, Inc.	1,400	110,040
#*CBIZ, Inc.	1,800	10,656
CDI Corp.	700	10,031
*CECO Environmental Corp.	200	1,102
*Celadon Group, Inc.	500	6,485
#*Cenveo, Inc.	300	1,650
*Ceradyne, Inc.	600	14,286
*Chart Industries, Inc.	1,100	25,630
#*Cintas Corp.	2,200	60,434
CIRCOR International, Inc.	500	17,540
CLAROC, Inc.	1,100	43,626
*Clean Harbors, Inc.	200	14,100
*Columbus McKinnon Corp.	700	12,292
Comfort Systems USA, Inc.	1,200	13,740
*Commercial Vehicle Group, Inc.	400	5,372
*Consolidated Graphics, Inc.	500	23,275
#Con-way, Inc.	1,428	47,138
Cooper Industries P.L.C.	1,083	56,771
*Copart, Inc.	580	19,639
Corporate Executive Board Co.	300	9,372
#*Corrections Corp. of America	3,000	77,010
#*CoStar Group, Inc.	500	24,830
Courier Corp.	500	7,400
Covanta Holding Corp.	4,200	66,276
*CRA International, Inc.	400	7,460
Crane Co.	1,300	49,738
*CSX Corp.	4,700	288,815
Cubic Corp.	800	34,856
*Cummins, Inc.	500	44,050
Curtiss-Wright Corp.	1,000	30,880
Danaher Corp.	2,000	86,720
Deere & Co.	800	61,440
Deluxe Corp.	700	14,308
#Diamond Management & Technology Consultants, Inc.	400	4,988
#*Document Security Systems, Inc.	200	726
#Donaldson Co., Inc.	400	19,488
*Dover Corp.	2,500	132,750
Ducommun, Inc.	300	6,441
*Dun & Bradstreet Corp. (The)	200	14,882
*DXP Enterprises, Inc.	200	3,808
*Dycom Industries, Inc.	1,300	13,910
*Dynamex, Inc.	300	6,342
Dynamic Materials Corp.	200	3,106
*Eagle Bulk Shipping, Inc.	2,300	11,799
Eastern Co.	142	2,518
*Eaton Corp.	1,100	97,713
*EMCOR Group, Inc.	1,600	41,360
*Emerson Electric Co.	1,500	82,350
#Encore Wire Corp.	700	14,532
*Energy Conversion Devices, Inc.	800	3,608
*EnerSys	1,600	42,176
Ennis, Inc.	500	9,020
*EnPro Industries, Inc.	600	21,084
*Equifax, Inc.	2,400	79,512
ESCO Technologies, Inc.	800	27,424

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Esterline Technologies Corp.	1,200	$72,528
#*Evergreen Solar, Inc.	2,900	2,697
*Expeditors International of Washington, Inc.	800	39,488
*Exponent, Inc.	500	15,960
#*Fastenal Co.	600	30,888
Federal Signal Corp.	1,700	9,605
FedEx Corp.	2,868	251,581
*Flanders Corp.	700	2,359
*Flow International Corp.	920	2,429
Flowserve Corp.	200	20,000
#*Fluor Corp.	644	31,034
Forward Air Corp.	800	21,504
*Franklin Covey Co.	700	5,866
Franklin Electric Co., Inc.	700	25,277
#*FTI Consulting, Inc.	1,000	35,460
*FuelCell Energy, Inc.	1,500	1,710
*Furmanite Corp.	800	4,600
G & K Services, Inc. Class A	800	19,776
Gardner Denver Machinery, Inc.	1,500	86,730
#GATX Corp.	1,600	50,656
#*GenCorp, Inc.	1,200	5,844
#*General Cable Corp.	500	13,970
*General Dynamics Corp.	2,100	143,052
General Electric Co.	50,400	807,408
*Genesee & Wyoming, Inc.	1,000	46,230
*GEO Group, Inc. (The)	1,630	41,810
#*GeoEye, Inc.	600	26,562
#*Gibraltar Industries, Inc.	800	7,304
*Goodrich Corp.	700	57,449
#Gorman-Rupp Co. (The)	500	14,910
*GP Strategies Corp.	600	5,208
Graco, Inc.	600	20,646
*Graftech International, Ltd.	1,400	23,058
#Granite Construction, Inc.	400	9,672
Great Lakes Dredge & Dock Corp.	1,000	6,190
*Greenbrier Cos., Inc.	700	12,740
#*H&E Equipment Services, Inc.	400	3,888
Hardinge, Inc.	300	2,394
Harsco Corp.	1,100	25,498
#*Hawaiian Holdings, Inc.	1,200	8,784
*Hawk Corp.	440	21,925
Healthcare Services Group, Inc.	950	22,828
Heartland Express, Inc.	2,700	40,257
#HEICO Corp.	375	18,668
HEICO Corp. Class A	610	22,655
Heidrick & Struggles International, Inc.	400	8,592
*Herley Industries, Inc.	600	9,966
Herman Miller, Inc.	600	11,538
#*Hertz Global Holdings, Inc.	800	9,056
#*Hexcel Corp.	1,100	19,547
*Hill International, Inc.	900	4,833
HNI Corp.	600	14,796
*Honeywell International, Inc.	1,400	65,954
Horizon Lines, Inc.	800	3,448
*Hub Group, Inc. Class A	1,100	35,717
Hubbell, Inc. Class B	1,400	75,628
*Hudson Highland Group, Inc.	700	2,464
*Hurco Cos., Inc.	200	3,680
*Huron Consulting Group, Inc.	200	3,982
#*Huttig Building Products, Inc.	700	679
IDEX Corp.	2,320	83,706

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*IHS, Inc.	300	$21,672
*II-VI, Inc.	700	27,538
Illinois Tool Works, Inc.	1,600	73,120
Ingersoll-Rand P.L.C.	3,900	153,309
#*Innerworkings, Inc.	440	3,023
*Innovative Solutions & Support, Inc.	400	2,436
*Insituform Technologies, Inc.	1,400	30,240
Insteel Industries, Inc.	600	5,154
*Integrated Electrical Services, Inc.	500	1,825
#Interface, Inc. Class A	3,000	43,170
*Interline Brands, Inc.	1,100	22,099
International Shipholding Corp.	200	5,594
Intersections, Inc.	500	4,860
#Iron Mountain, Inc.	2,600	56,654
#*ITT Industries, Inc.	817	38,554
#J.B. Hunt Transport Services, Inc.	720	25,891
*Jacobs Engineering Group, Inc.	400	15,444
#*JetBlue Airways Corp.	5,900	41,182
John Bean Technologies Corp.	329	5,626
Joy Global, Inc.	500	35,475
*Kadant, Inc.	400	7,864
Kaman Corp. Class A	600	16,170
*Kansas City Southern	2,200	96,404
Kaydon Corp.	800	27,896
*Kelly Services, Inc. Class A	700	10,395
Kennametal, Inc.	2,300	78,522
*Key Technology, Inc.	200	3,000
*Kforce, Inc.	1,600	24,016
Kimball International, Inc. Class B	600	3,648
*Kirby Corp.	2,100	90,279
#Knight Transportation, Inc.	1,400	25,018
Knoll, Inc.	500	7,585
#*Korn/Ferry International	1,200	21,156
*Kratos Defense & Security Solutions, Inc.	783	8,926
*L-3 Communications Holdings, Inc.	1,400	101,066
*LaBarge, Inc.	520	6,599
*Ladish Co., Inc.	500	15,995
Landstar System, Inc.	400	15,048
Lawson Products, Inc.	185	3,410
*Layne Christensen Co.	500	13,970
*LB Foster Co. Class A	400	13,208
*LECG Corp.	700	602
#Lennox International, Inc.	560	22,966
Lincoln Electric Holdings, Inc.	1,304	77,927
#Lindsay Corp.	600	34,590
*LMI Aerospace, Inc.	300	4,899
*Lockheed Martin Corp.	1,000	71,290
LSI Industries, Inc.	700	6,475
*Lydall, Inc.	400	2,972
*M&F Worldwide Corp.	400	10,752
*Manitex International, Inc.	225	585
#Manitowoc Co., Inc. (The)	6,300	70,182
Manpower, Inc.	1,240	67,865
Marten Transport, Ltd.	600	12,744
#*Masco Corp.	5,100	54,366
*MasTec, Inc.	1,900	23,180
McGrath Rentcorp	900	22,779
*Metalico, Inc.	1,567	6,801
Met-Pro Corp.	533	6,018
*MFRI, Inc.	200	1,738
#*Microvision, Inc.	600	1,230

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Middleby Corp.	379	$28,296
Miller Industries, Inc.	300	4,038
#Mine Safety Appliances Co.	1,000	28,160
#*Mobile Mini, Inc.	1,000	17,430
#*Monster Worldwide, Inc.	4,500	81,270
*Moog, Inc.	1,100	41,360
*Moog, Inc. Class B	38	1,425
MSC Industrial Direct Co., Inc. Class A	300	17,082
Mueller Industries, Inc.	1,100	32,340
Mueller Water Products, Inc.	1,700	5,134
#NACCO Industries, Inc. Class A	200	19,852
National Technical Systems, Inc.	300	2,376
*Navigant Consulting, Inc.	2,000	18,300
#*NCI Building Systems, Inc.	80	793
*NN, Inc.	700	5,824
#Nordson Corp.	600	46,812
*Norfolk Southern Corp.	3,600	221,364
*Northrop Grumman Corp.	3,395	214,598
*Northwest Pipe Co.	100	1,882
#*Old Dominion Freight Line, Inc.	1,200	33,660
Omega Flex, Inc.	169	2,329
*On Assignment, Inc.	1,800	10,170
*Orbital Sciences Corp.	1,400	22,736
*Orion Energy Systems, Inc.	900	3,015
*Orion Marine Group, Inc.	1,000	12,510
#*Oshkosh Corp.	700	20,657
*Owens Corning, Inc.	3,600	97,344
*P.A.M. Transportation Services, Inc.	300	3,294
#*PACCAR, Inc.	750	38,445
#*Pacer International, Inc.	600	3,342
*Parker Hannifin Corp.	800	61,240
*Patriot Transportation Holding, Inc.	14	952
Pentair, Inc.	1,740	56,950
*Pinnacle Airlines Corp.	600	3,456
#*Pitney Bowes, Inc.	900	19,746
#*PMFG, Inc.	300	4,695
Portec Rail Products, Inc.	240	2,784
*Powell Industries, Inc.	300	9,258
#*Power-One, Inc.	4,200	43,722
*PowerSecure International, Inc.	500	4,705
#*Precision Castparts Corp.	200	27,316
Preformed Line Products Co.	191	8,161
*Quality Distribution, Inc.	700	5,005
Quanex Building Products Corp.	1,300	23,426
*Quanta Services, Inc.	1,200	23,592
*R. R. Donnelley & Sons Co.	3,900	71,955
#Raven Industries, Inc.	300	12,336
*Raytheon Co.	1,900	87,552
*RBC Bearings, Inc.	1,100	36,652
*RCM Technologies, Inc.	400	2,020
#Regal-Beloit Corp.	1,200	69,252
Republic Services, Inc.	4,310	128,481
Resources Connection, Inc.	900	14,571
Robbins & Myers, Inc.	1,000	29,030
#*Robert Half International, Inc.	460	12,471
*Rockwell Automation, Inc.	700	43,659
*Rockwell Collins, Inc.	500	30,255
#Rollins, Inc.	840	21,882
#*Roper Industries, Inc.	1,700	118,031
*Rush Enterprises, Inc. Class A	950	15,096
#*Ryder System, Inc.	2,100	91,875

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Sauer-Danfoss, Inc.	2,300	$50,853
Schawk, Inc.	800	15,536
#*School Specialty, Inc.	400	5,360
*Shaw Group, Inc.	800	24,448
Simpson Manufacturing Co., Inc.	1,600	42,528
SkyWest, Inc.	2,000	30,320
*SL Industries, Inc.	200	3,038
*Southwest Airlines Co.	15,500	213,280
#*Spire Corp.	200	1,168
#*Spirit Aerosystems Holdings, Inc.	2,500	54,100
#SPX Corp.	800	53,648
*Standard Parking Corp.	400	6,836
#Standard Register Co.	700	2,247
Standex International Corp.	300	8,079
#Steelcase, Inc. Class A	2,400	20,184
#*Stericycle, Inc.	300	21,522
*Sterling Construction Co., Inc.	400	4,880
Sun Hydraulics, Inc.	200	6,214
*SunPower Corp. Class B	740	9,768
Superior Uniform Group, Inc.	200	2,108
*SYKES Enterprises, Inc.	1,500	24,915
*Sypris Solutions, Inc.	700	2,331
#TAL International Group, Inc.	1,100	30,822
#*Taser International, Inc.	900	3,564
*Team, Inc.	700	13,888
*Tecumseh Products Co. Class A	300	3,885
*Teledyne Technologies, Inc.	800	33,256
Tennant Co.	500	16,775
#*Terex Corp.	1,200	26,940
*Tetra Tech, Inc.	1,300	27,378
#Textron, Inc.	2,314	48,177
*Thomas & Betts Corp.	1,500	65,325
*Thomas Group, Inc.	52	125
Timken Co.	4,700	194,674
#Titan International, Inc.	1,230	18,659
Todd Shipyards Corp.	200	3,272
Toro Co.	600	34,056
#Towers Watson & Co.	200	10,284
*TRC Cos., Inc.	700	1,694
Tredegar Industries, Inc.	800	15,432
*Trex Co., Inc.	400	7,180
#Trinity Industries, Inc.	1,900	43,187
Triumph Group, Inc.	500	41,795
*TrueBlue, Inc.	1,500	21,075
*Tutor Perini Corp.	600	13,926
Twin Disc, Inc.	400	8,144
*Tyco International, Ltd.	831	31,792
*Ultralife Corp.	400	2,100
UniFirst Corp.	440	20,253
*Union Pacific Corp.	4,900	429,632
#*United Continental Holdings, Inc.	5,780	167,851
*United Parcel Service, Inc.	1,300	87,542
*United Rentals, Inc.	600	11,274
*United Stationers, Inc.	800	44,960
*United Technologies Corp.	3,100	231,787
#Universal Forest Products, Inc.	600	18,084
*URS Corp.	900	35,037
*US Airways Group, Inc.	2,800	33,012
US Ecology, Inc.	400	6,488
#*USG Corp.	1,800	22,824
Valmont Industries, Inc.	300	23,655

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Verisk Analytics, Inc. Class A	350	$10,434
*Versar, Inc.	300	960
Viad Corp.	700	13,972
#Vicor Corp.	1,200	21,372
Virco Manufacturing Corp.	485	1,421
#*Vishay Precision Group, Inc.	450	7,650
*Volt Information Sciences, Inc.	900	7,272
*W.W. Grainger, Inc.	320	39,690
*Wabash National Corp.	1,000	8,060
Wabtec Corp.	1,100	51,524
#*Waste Connections, Inc.	2,000	81,480
*Waste Management, Inc.	2,474	88,371
Watsco, Inc. Class A	400	22,388
Watsco, Inc. Class B	72	4,118
#Watts Water Technologies, Inc.	1,000	35,170
*WCA Waste Corp.	600	2,976
#Werner Enterprises, Inc.	3,600	76,752
*WESCO International, Inc.	600	25,692
#Woodward Governor Co.	1,000	31,340

Total Industrials		13,016,476

Information Technology — (14.3%)
Accenture P.L.C. Class A	500	22,355
*Actel Corp.	1,000	20,860
*ActivIdentity Corp.	2,047	6,612
Activision Blizzard, Inc.	10,280	117,912
*Actuate Corp.	1,300	6,292
*ADC Telecommunications, Inc.	3,400	43,146
*ADDvantage Technologies Group, Inc.	400	1,284
*Adobe Systems, Inc.	1,100	30,965
*ADPT Corp.	4,700	14,100
Adtran, Inc.	1,000	32,270
*Advanced Analogic Technologies, Inc.	1,200	4,512
#*Advanced Energy Industries, Inc.	1,600	22,976
*Advanced Micro Devices, Inc.	5,700	41,781
*Advanced Photonix, Inc.	600	594
#*Advent Software, Inc.	400	21,488
*Aehr Test Systems	200	240
*Agilent Technologies, Inc.	1,000	34,800
*Agilysys, Inc.	900	5,400
*Akamai Technologies, Inc.	743	38,391
#*Altera Corp.	2,200	68,662
American Software, Inc. Class A	900	5,436
#*Amkor Technology, Inc.	1,800	12,978
Amphenol Corp.	600	30,078
*Amtech Systems, Inc.	200	3,348
*Anadigics, Inc.	3,000	20,310
*Analog Devices, Inc.	1,300	43,771
*Anaren, Inc.	500	8,365
#*Anixter International, Inc.	800	42,952
#*Ansys, Inc.	500	22,625
*AOL, Inc.	1,187	31,669
*Apple, Inc.	1,600	481,392
*Applied Materials, Inc.	4,200	51,912
*Applied Micro Circuits Corp.	2,450	24,671
*Ariba, Inc.	2,400	45,072
#*Arris Group, Inc.	3,660	34,075
*Arrow Electronics, Inc.	3,400	100,674
*Art Technology Group, Inc.	3,348	14,028
*Aspen Technology, Inc.	1,600	17,920
*Atheros Communications, Inc.	1,000	31,040

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Atmel Corp.	10,600	$93,916
#*ATMI, Inc.	1,100	19,437
#*Autodesk, Inc.	900	32,562
Automatic Data Processing, Inc.	1,200	53,304
*Aviat Networks, Inc.	949	4,318
*Avid Technology, Inc.	900	11,358
*Avnet, Inc.	2,800	83,384
AVX Corp.	8,500	121,890
*Aware, Inc.	900	2,556
*Axcelis Technologies, Inc.	2,723	5,854
*AXT, Inc.	800	6,600
Bel Fuse, Inc. Class B	300	6,843
*Benchmark Electronics, Inc.	2,400	39,432
Black Box Corp.	800	26,560
#*Blackboard, Inc.	300	12,522
#*Blue Coat Systems, Inc.	400	10,788
*BMC Software, Inc.	800	36,368
*Bottomline Technologies, Inc.	900	16,218
*Brightpoint, Inc.	2,500	18,725
*Broadcom Corp.	1,900	77,406
Broadridge Financial Solutions, Inc.	800	17,600
*Brocade Communications Systems, Inc.	8,600	54,352
*Brooks Automation, Inc.	2,700	18,333
*Bsquare Corp.	300	1,125
*CA, Inc.	2,200	51,062
#*Cabot Microelectronics Corp.	700	27,041
*CACI International, Inc.	1,200	60,144
#*Cadence Design Systems, Inc.	2,640	22,361
*CalAmp Corp.	500	1,225
*Callidus Software, Inc.	1,100	5,401
Cass Information Systems, Inc.	60	2,072
#*CEVA, Inc.	1,000	18,510
*Checkpoint Systems, Inc.	1,300	28,600
#*Cirrus Logic, Inc.	1,800	23,130
*Cisco Sytems, Inc.	16,450	375,554
*Citrix Systems, Inc.	1,000	64,070
Cognex Corp.	1,140	30,438
*Cognizant Technology Solutions Corp.	800	52,152
*Coherent, Inc.	1,100	46,156
Cohu, Inc.	600	8,610
#*CommScope, Inc.	3,600	113,976
*Computer Sciences Corp.	2,700	132,435
*Compuware Corp.	7,100	71,071
*comScore, Inc.	600	14,106
*Comtech Telecommunications Corp.	500	15,410
*Concur Technologies, Inc.	600	30,972
*Convergys Corp.	5,700	64,524
*CoreLogic, Inc.	2,600	45,682
*Corning, Inc.	3,600	65,808
*CPI International, Inc.	600	8,472
*Cray, Inc.	400	2,392
#*Cree, Inc.	800	41,032
#*CSG Systems International, Inc.	800	15,552
*CyberOptics Corp.	300	2,280
*Cymer, Inc.	800	29,560
*Cypress Semiconductor Corp.	2,600	36,660
Daktronics, Inc.	500	5,460
#*DealerTrack Holdings, Inc.	700	13,524
*Dell, Inc.	5,500	79,090
*Deltek, Inc.	182	1,431
#*DG FastChannel, Inc.	600	14,130

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Dice Holdings, Inc.	700	$6,335
Diebold, Inc.	1,900	58,235
*Digi International, Inc.	900	8,694
*Digimarc Corp.	228	6,249
#*Digital River, Inc.	1,300	48,438
*DigitalGlobe, Inc.	400	13,060
#*Diodes, Inc.	900	19,782
*Dolby Laboratories, Inc.	200	12,336
*Dot Hill Systems Corp.	544	1,110
*DSP Group, Inc.	600	4,296
#DST Systems, Inc.	200	8,654
#*DTS, Inc.	300	11,940
*Dynamics Research Corp.	300	3,390
#Earthlink, Inc.	3,100	27,869
*eBay, Inc.	4,100	122,221
#*Ebix, Inc.	300	7,410
*Echelon Corp.	600	4,722
*EchoStar Corp.	60	1,272
Electro Rent Corp.	900	13,374
*Electro Scientific Industries, Inc.	800	9,296
*Electronic Arts, Inc.	2,300	36,455
*Electronics for Imaging, Inc.	1,600	21,904
#*EMC Corp.	6,900	144,969
*EMCORE Corp.	1,200	1,512
*EMS Technologies, Inc.	520	9,277
#*Emulex Corp.	2,400	27,360
*Entegris, Inc.	4,100	24,518
*Entorian Technologies, Inc.	23	71
#*Entropic Communications, Inc.	1,500	12,540
*Epicor Software Corp.	1,500	14,100
EPIQ Systems, Inc.	900	10,548
*Equinix, Inc.	238	20,049
*Euronet Worldwide, Inc.	1,600	28,896
*Exar Corp.	1,700	11,305
*ExlService Holdings, Inc.	200	3,810
*Extreme Networks	3,207	10,230
#*F5 Networks, Inc.	500	58,850
FactSet Research Systems, Inc.	300	26,334
#Fair Isaac Corp.	1,800	43,272
*Fairchild Semiconductor International, Inc.	3,600	40,572
*FalconStor Software, Inc.	700	1,918
*Faro Technologies, Inc.	300	7,242
*FEI Co.	800	17,408
Fidelity National Information Services, Inc.	4,549	123,278
#*Finisar Corp.	412	7,008
#*First Solar, Inc.	200	27,536
#*Fiserv, Inc.	2,400	130,848
#*FLIR Systems, Inc.	800	22,272
*FormFactor, Inc.	1,400	13,622
*Forrester Research, Inc.	700	23,149
*Frequency Electronics, Inc.	300	1,800
*Gartner Group, Inc.	900	28,521
*Gerber Scientific, Inc.	900	6,021
*Global Cash Access, Inc.	1,000	3,640
Global Payments, Inc.	500	19,480
*Globecomm Systems, Inc.	1,100	9,845
*Google, Inc.	400	245,196
*GSI Commerce, Inc.	800	19,536
*Hackett Group, Inc.	1,600	6,240
*Harmonic, Inc.	1,400	9,772
#*Harris Corp.	600	27,114

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Heartland Payment Systems, Inc.	328	$4,684
Hewlett-Packard Co.	6,500	273,390
*Hittite Microwave Corp.	300	15,501
*Hughes Communications, Inc.	1,100	31,229
*Hutchinson Technology, Inc.	1,200	4,092
*Hypercom Corp.	1,600	9,536
*I.D. Systems, Inc.	400	900
*IAC/InterActiveCorp.	4,007	111,795
iGATE Corp.	1,500	30,660
#*iGo, Inc.	500	975
*Ikanos Communications, Inc.	1,100	1,254
#*Imation Corp.	400	3,896
Imergent, Inc.	200	900
*Immersion Corp.	800	4,920
#*Informatica Corp.	1,000	40,690
*InfoSpace, Inc.	1,000	8,440
*Ingram Micro, Inc.	5,900	104,194
*Innodata Isogen, Inc.	200	620
*Insight Enterprises, Inc.	1,600	24,192
*Integral Systems, Inc.	800	6,800
*Integrated Device Technology, Inc.	6,000	35,340
#*Integrated Silicon Solution, Inc.	836	6,278
*Intel Corp.	19,300	387,351
*Interactive Intelligence, Inc.	400	9,884
#*InterDigital, Inc.	100	3,357
*Intermec, Inc.	1,700	19,805
*Internap Network Services Corp.	1,600	8,000
*International Business Machines Corp.	2,800	402,080
*International Rectifier Corp.	2,700	62,721
*Internet Capital Group, Inc.	1,300	16,237
—*Internet Media Services, Inc.	82	—
*Interphase Corp.	200	302
#Intersil Corp. Class A	4,500	58,905
*Intevac, Inc.	700	7,070
*IntriCon Corp.	200	860
*Intuit, Inc.	600	28,800
*IPG Photonics Corp.	460	10,350
*Iteris, Inc.	1,100	1,562
*Itron, Inc.	300	18,231
#*Ixia	2,200	34,430
*IXYS Corp.	1,200	12,288
#*j2 Global Communications, Inc.	700	18,445
#*Jabil Circuit, Inc.	2,900	44,486
Jack Henry & Associates, Inc.	1,400	38,024
*JDA Software Group, Inc.	1,000	25,300
*JDS Uniphase Corp.	4,600	48,346
#*Juniper Networks, Inc.	1,100	35,629
Keithley Instruments, Inc.	500	10,790
*Kenexa Corp.	800	14,632
*KEY Tronic Corp.	400	2,560
#*KLA-Tencor Corp.	1,000	35,720
*Knot, Inc. (The)	1,100	9,944
#*Kopin Corp.	1,717	6,542
*Kulicke & Soffa Industries, Inc.	1,300	8,086
*KVH Industries, Inc.	400	5,616
#*L-1 Identity Solutions, Inc.	2,900	34,191
*Lam Research Corp.	600	27,474
*LaserCard Corp.	200	874
*Lattice Semiconductor Corp.	2,800	13,608
#*Lawson Software, Inc.	5,200	46,280
*LeCroy Corp.	400	3,740

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Lender Processing Services, Inc.	500	$14,420
#*Lexmark International, Inc.	1,600	60,848
#*Linear Technology Corp.	940	30,296
*Lionbridge Technologies, Inc.	322	1,610
*Liquidity Services, Inc.	1,100	17,600
#*Littlefuse, Inc.	1,100	46,673
*LoJack Corp.	600	2,934
*LoopNet, Inc.	562	5,929
*Loral Space & Communications, Inc.	700	38,941
*LSI Corp.	3,300	17,292
*LTX-Credence Corp.	224	1,422
*Magma Design Automation, Inc.	400	1,716
*Management Network Group, Inc.	260	627
*Manhattan Associates, Inc.	706	21,731
*ManTech International Corp. Class A	600	23,526
Marchex, Inc.	900	5,778
*Mastech Holdings, Inc.	44	162
*MasterCard, Inc. Class A	200	48,012
*Mattson Technology, Inc.	2,300	5,865
Maxim Integrated Products, Inc.	1,000	21,660
Maximus, Inc.	800	48,504
*Maxwell Technologies, Inc.	700	11,354
*McAfee, Inc.	800	37,840
*MEMC Electronic Materials, Inc.	690	8,846
*Mentor Graphics Corp.	2,900	31,320
*Mercury Computer Systems, Inc.	700	11,088
Methode Electronics, Inc.	1,500	13,935
#Micrel, Inc.	1,800	21,438
#*Microchip Technology, Inc.	1,000	32,180
#*Micron Technology, Inc.	14,600	120,742
*MICROS Systems, Inc.	800	36,312
*Microsemi Corp.	1,700	34,000
*Microsoft Corp.	16,000	426,240
*Microtune, Inc.	1,200	3,468
*MIPS Technologies, Inc.	1,000	14,700
*MKS Instruments, Inc.	1,700	35,105
*ModusLink Global Solutions, Inc.	2,200	14,586
Molex, Inc. Class A	1,284	21,918
#*MoneyGram International, Inc.	2,100	5,061
*Monolithic Power Systems, Inc.	400	6,428
*Monotype Imaging Holdings, Inc.	300	2,859
#*MoSys, Inc.	1,400	6,622
*Motorola, Inc.	27,300	222,495
*MRV Communications, Inc.	2,481	3,250
#MTS Systems Corp.	600	19,662
*Multi-Fineline Electronix, Inc.	800	19,584
*NAPCO Security Technologies, Inc.	700	1,246
National Instruments Corp.	1,000	34,790
National Semiconductor Corp.	1,100	15,070
*NCR Corp.	2,700	37,044
#*NetApp, Inc.	1,200	63,900
*NETGEAR, Inc.	800	24,648
#*NetLogic Microsystems, Inc.	800	24,048
*NetScout Systems, Inc.	1,200	28,164
#*NetSuite, Inc.	694	14,213
*Network Equipment Technologies, Inc.	1,100	3,476
*NeuStar, Inc.	700	18,067
*Nextwave Wireless, Inc.	242	344
NIC, Inc.	700	6,076
#*Novatel Wireless, Inc.	700	7,336
*Novell, Inc.	15,600	92,508

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Novellus Systems, Inc.	3,300	$96,393
*Nu Horizons Electronics Corp.	700	4,872
#*Nuance Communications, Inc.	4,300	67,553
#*Nvidia Corp.	1,350	16,240
*Occam Networks, Inc.	310	2,285
#*Oclaro, Inc.	500	4,205
*OmniVision Technologies, Inc.	1,900	51,547
*ON Semiconductor Corp.	2,299	17,633
*Online Resources Corp.	1,300	6,734
*Openwave Systems, Inc.	900	1,854
*Oplink Communications, Inc.	800	13,984
OPNET Technologies, Inc.	800	15,768
*Oracle Corp.	12,600	370,440
*OSI Systems, Inc.	900	32,400
*PAR Technology Corp.	400	2,500
*Parametric Technology Corp.	2,500	53,675
Park Electrochemical Corp.	600	16,200
#*Paychex, Inc.	800	22,160
*PC Connection, Inc.	1,100	9,262
*PC Mall, Inc.	400	2,488
*PC-Tel, Inc.	700	4,144
*PDF Solutions, Inc.	800	3,240
#Pegasystems, Inc.	600	16,230
*Perficient, Inc.	600	6,336
*Performance Technologies, Inc.	400	808
*Pericom Semiconductor Corp.	900	8,478
*Pervasive Software, Inc.	800	4,064
*Phoenix Technologies, Ltd.	300	1,236
*Photronics, Inc.	500	3,140
*Planar Systems, Inc.	700	1,631
Plantronics, Inc.	1,400	50,232
*Plexus Corp.	1,300	39,455
#*PLX Technology, Inc.	900	3,204
*PMC - Sierra, Inc.	3,700	28,453
#*Polycom, Inc.	2,600	87,828
Power Integrations, Inc.	700	23,912
*Presstek, Inc.	1,300	2,405
*Progress Software Corp.	1,200	44,844
*PROS Holdings, Inc.	567	5,897
QAD, Inc.	1,013	4,366
*QLogic Corp.	2,100	36,897
*QUALCOMM, Inc.	3,800	171,494
*Quantum Corp.	5,700	19,266
*Quest Software, Inc.	3,400	88,978
*QuickLogic Corp.	900	5,337
*Radiant Systems, Inc.	1,100	21,461
*RadiSys Corp.	900	8,793
*RAE Systems, Inc.	900	1,431
#*Rambus, Inc.	900	17,793
*Ramtron International Corp.	800	3,096
*RealNetworks, Inc.	4,900	14,700
*Red Hat, Inc.	800	33,808
*Reis, Inc.	200	1,380
*Relm Wireless Corp.	100	204
Renaissance Learning, Inc.	400	5,588
#*RF Micro Devices, Inc.	2,501	18,232
Richardson Electronics, Ltd.	500	5,410
#*RightNow Technologies, Inc.	578	15,097
*Rimage Corp.	400	5,932
*Rofin-Sinar Technologies, Inc.	800	22,344
*Rogers Corp.	600	21,360

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Rovi Corp.	1,868	$94,614
#*Rubicon Technology, Inc.	200	4,624
#*Rudolph Technologies, Inc.	1,100	8,162
*Saba Software, Inc.	700	4,172
#*Salesforce.com, Inc.	500	58,035
*Sandisk Corp.	4,900	184,142
Sapient Corp.	2,900	38,164
#*SAVVIS, Inc.	948	22,743
*ScanSource, Inc.	700	20,958
*Scientific Learning Corp.	400	1,392
*SeaChange International, Inc.	400	3,216
*Semtech Corp.	2,000	42,820
#*Sigma Designs, Inc.	300	3,423
*Silicon Graphics International Corp.	600	4,542
*Silicon Image, Inc.	2,500	15,375
#*Silicon Laboratories, Inc.	800	31,920
#*Skyworks Solutions, Inc.	5,200	119,132
#*Smart Modular Technologies (WWH), Inc.	3,100	22,909
*Smith Micro Software, Inc.	1,100	13,376
#*Sonic Solutions, Inc.	700	8,379
*Sonus Networks, Inc.	5,900	18,349
*Spectrum Control, Inc.	500	7,630
*SRA International, Inc.	1,400	28,014
*SRS Labs, Inc.	500	4,420
*Stamps.com, Inc.	700	11,172
#*Standard Microsystems Corp.	800	19,312
*StarTek, Inc.	500	2,040
#*STEC, Inc.	1,100	17,160
#*Stratasys, Inc.	600	18,792
*Super Micro Computer, Inc.	253	2,813
*Supertex, Inc.	600	14,094
*Support.com, Inc.	1,800	10,206
Sycamore Networks, Inc.	920	28,051
*Symantec Corp.	2,300	37,214
*Symmetricom, Inc.	1,403	8,741
#*Synaptics, Inc.	750	20,198
*SYNNEX Corp.	1,100	31,944
*Synopsys, Inc.	2,300	58,834
Syntel, Inc.	500	24,430
*Take-Two Interactive Software, Inc.	2,100	22,386
*Taleo Corp.	200	5,738
*Tech Data Corp.	1,700	73,083
Technitrol, Inc.	1,400	6,440
*TechTarget, Inc.	636	3,333
*TechTeam Global, Inc.	400	2,924
*Tekelec	1,700	22,134
*TeleCommunication Systems, Inc.	1,000	5,410
*TeleTech Holdings, Inc.	700	10,626
*Tellabs, Inc.	16,100	109,802
*Telular Corp.	600	2,220
*Teradata Corp.	1,000	39,360
#*Teradyne, Inc.	3,300	37,092
#*Terremark Worldwide, Inc.	1,000	9,990
*Tessera Technologies, Inc.	1,100	21,703
#*Texas Instruments, Inc.	3,200	94,624
TheStreet.com, Inc.	300	918
*THQ, Inc.	1,300	5,200
*TIBCO Software, Inc.	4,900	94,178
#*TiVo, Inc.	710	7,909
*TNS, Inc.	100	1,914
Total System Services, Inc.	1,114	17,390

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Transact Technologies, Inc.	400	$3,164
*Travelzoo, Inc.	400	13,740
*Trimble Navigation, Ltd.	600	21,504
*Triquint Semiconductor, Inc.	5,441	56,042
#*TTM Technologies, Inc.	1,700	17,816
#*Tyler Technologies, Inc.	600	12,246
*Ultra Clean Holdings, Inc.	800	6,024
*Ultratech, Inc.	1,100	20,141
*Unisys Corp.	110	2,536
United Online, Inc.	1,900	11,742
#*Universal Display Corp.	650	16,276
#*ValueClick, Inc.	1,300	17,888
*Varian Semiconductor Equipment Associates, Inc.	700	22,869
#*Veeco Instruments, Inc.	900	37,665
*VeriFone Systems, Inc.	300	10,149
#*VeriSign, Inc.	700	24,325
#*Viasat, Inc.	1,000	41,170
*Vicon Industries, Inc.	200	836
*Video Display Corp.	300	1,233
Virnetx Holding Corp.	1,000	18,550
*Virtusa Corp.	832	11,864
#*Vishay Intertechnology, Inc.	6,300	71,190
#*VistaPrint NV	519	21,834
*Vocus, Inc.	200	4,430
*Web.com Group, Inc.	1,100	6,820
*WebMediaBrands, Inc.	995	706
*Websense, Inc.	500	10,060
#*Western Digital Corp.	3,500	112,070
*Wireless Ronin Technologies, Inc.	300	432
*Wireless Telecom Group, Inc.	300	209
*Wright Express Corp.	500	18,855
Xerox Corp.	14,224	166,421
*Xilinx, Inc.	1,000	26,810
#*X-Rite, Inc.	1,000	4,050
*Yahoo!, Inc.	3,000	49,530
*Zebra Technologies Corp. Class A	1,200	42,936
*Zoran Corp.	1,600	11,328

Total Information Technology		14,057,560

Materials — (5.2%)
A. Schulman, Inc.	72	1,562
*A.M. Castle & Co.	700	10,780
*AEP Industries, Inc.	200	4,874
Air Products & Chemicals, Inc.	700	59,479
Airgas, Inc.	1,200	85,116
*AK Steel Holding Corp.	400	5,036
Albemarle Corp.	500	25,065
*Alcoa, Inc.	12,400	162,812
#Allegheny Technologies, Inc.	500	26,345
#AMCOL International Corp.	1,200	33,288
American Vanguard Corp.	800	5,896
AptarGroup, Inc.	1,600	71,808
Arch Chemicals, Inc.	700	24,857
Ashland, Inc.	2,241	115,703
*Ball Corp.	500	32,180
*Bemis Co., Inc.	2,200	69,872
*Boise, Inc.	2,225	16,131
*Brush Engineered Materials, Inc.	600	19,890
Buckeye Technologies, Inc.	1,800	32,490
Cabot Corp.	1,200	40,824
*Calgon Carbon Corp.	1,800	27,018

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Carpenter Technology Corp.	1,200	$42,792
Celanese Corp. Class A	700	24,955
*Century Aluminum Co.	4,300	58,136
#*CF Industries Holdings, Inc.	666	81,605
#*Clearwater Paper Corp.	400	32,300
*Cliffs Natural Resources, Inc.	1,200	78,240
*Coeur d’Alene Mines Corp.	488	10,058
Commercial Metals Co.	3,500	48,580
Compass Minerals International, Inc.	300	23,661
*Core Molding Technologies, Inc.	300	1,437
*Crown Holdings, Inc.	700	22,533
Cytec Industries, Inc.	1,700	84,184
Deltic Timber Corp.	400	18,672
Dow Chemical Co. (The)	6,900	212,727
*E.I. du Pont de Nemours & Co.	2,600	122,928
Eagle Materials, Inc.	1,700	39,882
Eastman Chemical Co.	1,200	94,284
Ecolab, Inc.	600	29,592
*Ferro Corp.	2,200	30,184
#*Flotek Industries, Inc.	200	362
FMC Corp.	300	21,930
*Freeport-McMoRan Copper & Gold, Inc. Class B	1,400	132,552
Friedman Industries, Inc.	300	2,031
#*General Moly, Inc.	600	3,132
#*Georgia Gulf Corp.	28	566
*Graphic Packaging Holding Co.	5,980	21,887
Greif, Inc. Class A	600	35,244
Greif, Inc. Class B	161	9,338
H.B. Fuller Co.	1,500	30,960
Haynes International, Inc.	100	3,626
*Headwaters, Inc.	1,500	5,100
#*Hecla Mining Co.	2,700	18,603
Huntsman Corp.	5,100	70,635
Innophos Holdings, Inc.	1,100	40,392
*Innospec, Inc.	200	3,386
International Flavors & Fragrances, Inc.	300	15,048
*International Paper Co.	5,300	133,984
Kaiser Aluminum Corp.	900	40,491
*KapStone Paper & Packaging Corp.	1,200	15,360
KMG Chemicals, Inc.	300	4,197
Koppers Holdings, Inc.	100	2,788
*Kronos Worldwide, Inc.	682	27,587
*Landec Corp.	800	5,032
*Louisiana-Pacific Corp.	2,100	16,254
*LSB Industries, Inc.	200	4,470
Lubrizol Corp.	1,000	102,490
#Martin Marietta Materials, Inc.	200	16,096
*Material Sciences Corp.	400	2,064
*MeadWestavco Corp.	4,800	123,504
Minerals Technologies, Inc.	600	35,202
*Monsanto Co.	900	53,478
Mosaic Co. (The)	600	43,896
Myers Industries, Inc.	200	1,766
Nalco Holding Co.	900	25,362
#*Nanophase Technologies Corp.	300	318
#NewMarket Corp.	300	35,556
*Newmont Mining Corp.	2,600	158,262
#NL Industries, Inc.	1,600	18,384
#Nucor Corp.	1,200	45,864
Olin Corp.	2,100	41,979
Olympic Steel, Inc.	500	11,210

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*OM Group, Inc.	900	$29,943
*Omnova Solutions, Inc.	746	5,953
#*Owens-Illinois, Inc.	700	19,621
Packaging Corp. of America	2,400	58,632
*Pactiv Corp.	700	23,226
*Penford Corp.	200	1,188
*PolyOne Corp.	4,011	51,822
*PPG Industries, Inc.	600	46,020
*Praxair, Inc.	600	54,804
Quaker Chemical Corp.	400	14,568
Reliance Steel & Aluminum Co.	1,400	58,590
Rock-Tenn Co. Class A	1,100	62,535
*Rockwood Holdings, Inc.	3,300	111,936
Royal Gold, Inc.	900	44,559
#RPM International, Inc.	3,500	72,485
*RTI International Metals, Inc.	700	21,770
#Schnitzer Steel Industries, Inc. Class A	600	31,014
#Schweitzer-Maudoit International, Inc.	500	32,090
#Scotts Miracle-Gro Co. Class A (The)	500	26,700
*Sealed Air Corp.	2,400	55,560
Sensient Technologies Corp.	1,900	61,389
#*Sherwin-Williams Co.	600	43,782
Silgan Holdings, Inc.	800	27,000
Southern Copper Corp.	1,800	77,040
*Spartech Corp.	1,500	12,690
Steel Dynamics, Inc.	3,400	49,368
#Stepan Co.	300	20,232
#*Stillwater Mining Co.	4,700	83,660
#Temple-Inland, Inc.	2,400	49,728
#Texas Industries, Inc.	1,000	34,170
*Titanium Metals Corp.	700	13,762
#*U.S. Gold Corp.	2,200	11,506
*United States Lime & Minerals, Inc.	200	8,100
#*United States Steel Corp.	1,600	68,464
*Universal Stainless & Alloy Products, Inc.	200	5,788
Valhi, Inc.	900	18,162
#Valspar Corp.	3,000	96,300
#*Vulcan Materials Co.	500	18,255
Walter Energy, Inc.	300	26,388
*Wausau Paper Corp.	2,200	18,568
Westlake Chemical Corp.	2,581	82,489
#*Weyerhaeuser Co.	4,886	79,251
#Worthington Industries, Inc.	2,400	36,960
#*WR Grace & Co.	800	25,648
Zep, Inc.	200	3,628
*Zoltek Cos., Inc.	500	4,800

Total Materials		5,108,306

Other — (0.0%)
—*Softbrands, Inc. Escrow Shares	600	—

Telecommunication Services — (3.0%)
Alaska Communications Systems Group, Inc.	900	9,027
*American Tower Corp.	900	46,449
*AT&T, Inc.	31,387	894,529
Atlantic Tele-Network, Inc.	500	21,130
*Cbeyond, Inc.	300	4,065
#*CenturyLink, Inc.	2,622	108,498
*Cincinnati Bell, Inc.	4,600	11,270
*Cogent Communications Group, Inc.	700	7,595
#Consolidated Communications Holdings, Inc.	1,000	18,520

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*Crown Castle International Corp.	1,200	$51,744
#*FiberTower Corp.	60	270
*Frontier Communications Corp.	13,066	114,719
*General Communications, Inc. Class A	1,100	11,495
#*Global Crossing, Ltd.	400	5,440
HickoryTech Corp.	250	2,275
*IDT Corp. Class B	400	5,872
*Leap Wireless International, Inc.	3,000	34,230
#*Level 3 Communications, Inc.	2,800	2,710
*NII Holdings, Inc.	500	20,905
*PAETEC Holding Corp.	1,200	5,064
*Premiere Global Services, Inc.	1,600	10,928
#Qwest Communications International, Inc.	6,700	44,220
#*SBA Communications Corp.	700	27,482
*Sprint Nextel Corp.	33,000	135,960
*SureWest Communications	400	3,200
*Syniverse Holdings, Inc.	1,900	57,931
Telephone & Data Systems, Inc.	1,300	45,279
Telephone & Data Systems, Inc. Special Shares	600	17,898
*tw telecom, Inc.	1,200	22,080
*United States Cellular Corp.	1,400	65,044
*Verizon Communications, Inc.	34,440	1,118,267
Warwick Valley Telephone Co.	86	1,230
#Windstream Corp.	2,487	31,485

Total Telecommunication Services		2,956,811

Utilities — (2.6%)
*AES Corp.	2,997	35,784
AGL Resources, Inc.	1,200	47,112
Allegheny Energy, Inc.	700	16,240
ALLETE, Inc.	800	29,104
Alliant Energy Corp.	400	14,612
*Ameren Corp.	1,300	37,674
*American Electric Power Co., Inc.	1,100	41,184
American States Water Co.	300	11,205
#Aqua America, Inc.	1,500	32,295
Artesian Resources Corp.	200	3,816
Atmos Energy Corp.	1,300	38,285
Avista Corp.	1,000	21,840
#Black Hills Corp.	700	22,288
#*Cadiz, Inc.	300	3,261
California Water Service Group	400	14,936
#*Calpine Corp.	3,100	38,750
*CenterPoint Energy, Inc.	1,600	26,496
Central Vermont Public Service Corp.	200	4,044
CH Energy Group, Inc.	300	13,635
Chesapeake Utilities Corp.	241	8,842
Cleco Corp.	900	28,143
#*CMS Energy Corp.	1,000	18,380
Connecticut Water Services, Inc.	200	4,882
*Consolidated Edison, Inc.	700	34,804
Constellation Energy Group, Inc.	400	12,096
*Dominion Resources, Inc.	1,200	52,152
DPL, Inc.	500	13,050
DTE Energy Co.	800	37,408
#*Duke Energy Corp.	2,700	49,167
#*Dynegy, Inc.	1,300	6,032
Edison International, Inc.	700	25,830
*El Paso Electric Co.	800	19,680
#Empire District Electric Co.	1,000	21,040
Energen Corp.	300	13,392

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
*Entergy Corp.	500	$37,265
*EQT Corp.	400	14,976
*Exelon Corp.	1,449	59,148
#*FirstEnergy Corp.	700	25,424
Great Plains Energy, Inc.	1,400	26,642
Hawaiian Electric Industries, Inc.	1,300	29,302
IDACORP, Inc.	800	29,440
*Integrys Energy Group, Inc.	600	31,914
ITC Holdings Corp.	800	50,088
#Laclede Group, Inc.	500	17,555
MDU Resources Group, Inc.	800	15,944
MGE Energy, Inc.	400	16,220
Middlesex Water Co.	600	10,716
#*Mirant Corp.	2,500	26,525
National Fuel Gas Co.	300	16,554
New Jersey Resources Corp.	700	28,343
*NextEra Energy, Inc.	900	49,536
#Nicor, Inc.	400	19,052
#*NiSource, Inc.	1,200	20,772
*Northeast Utilities, Inc.	700	21,896
Northwest Natural Gas Co.	400	19,716
*NRG Energy, Inc.	3,400	67,694
NSTAR	600	25,026
NV Energy, Inc.	3,400	46,444
OGE Energy Corp.	500	22,080
#*Oneok, Inc.	600	29,892
#Ormat Technologies, Inc.	1,400	39,914
Otter Tail Corp.	600	12,312
Pepco Holdings, Inc.	800	15,408
PG&E Corp.	842	40,264
#Piedmont Natural Gas Co.	1,000	29,490
*Pinnacle West Capital Corp.	500	20,580
PNM Resources, Inc.	800	9,432
Portland General Electric Co.	1,120	23,408
PPL Corp.	800	21,520
*Progress Energy, Inc.	800	36,000
*Public Service Enterprise Group, Inc.	5,500	177,925
Questar Corp.	2,300	39,031
*RRI Energy, Inc.	5,900	22,184
SCANA Corp.	400	16,336
#Sempra Energy	600	32,088
SJW Corp.	600	14,520
#South Jersey Industries, Inc.	600	30,216
*Southern Co.	1,800	68,166
Southwest Gas Corp.	1,000	34,760
*TECO Energy, Inc.	960	16,886
UGI Corp.	1,542	46,399
UIL Holdings Corp.	500	14,480
Unisource Energy Corp.	400	14,028
Unitil Corp.	100	2,172
Vectren Corp.	800	21,904
Westar Energy, Inc.	1,600	40,480
WGL Holdings, Inc.	700	26,985
*Wisconsin Energy Corp.	600	35,724
Xcel Energy, Inc.	1,100	26,246
York Water Co.	360	5,699

Total Utilities		2,490,180

TOTAL COMMON STOCKS		81,858,111

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	190,401	$190,401

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.4%)
§@DFA Short Term Investment Fund	16,053,865	$16,053,865
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.23%, 11/01/10 (Collateralizedby $187,789 FNMA 7.000%, 08/01/38, valued at $78,711) to be repurchased at $76,419	$76	76,418

TOTAL SECURITIES LENDING COLLATERAL		16,130,283

TOTAL INVESTMENTS — (100.0%) (Cost $108,419,613)		$98,178,795

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (89.0%)
AUSTRALIA — (6.1%)
Adelaide Brighton, Ltd.	6,034	$21,147
*AGL Energy, Ltd.	1,753	27,678
Alumina, Ltd.	36,241	72,417
Amalgamated Holdings, Ltd.	4,182	25,702
Amcor, Ltd.	22,262	146,697
AMP, Ltd.	3,988	20,886
APA Group, Ltd.	3,911	14,971
#APN News & Media, Ltd.	5,416	10,271
#*Aquila Resources, Ltd.	2,204	18,721
*Asciano Group, Ltd.	30,892	47,458
#ASX, Ltd.	1,133	41,280
#*Austar United Communications, Ltd.	13,491	12,924
Australia & New Zealand Banking Group, Ltd.	13,021	317,669
Australian Infrastructure Fund NL	11,625	22,550
*Australian Worldwide Exploration, Ltd.	11,677	17,270
Automotive Holdings Group NL	5,863	13,122
AXA Asia Pacific Holdings, Ltd.	6,839	36,419
Babcock & Brown Infrastructure Group, Ltd.	1	5
Bank of Queensland, Ltd.	5,542	56,519
Beach Petroleum, Ltd.	17,534	11,516
#Bendigo Bank, Ltd.	4,852	43,087
BHP Billiton, Ltd. Sponsored ADR	2,200	181,698
Billabong International, Ltd.	5,123	40,825
BlueScope Steel, Ltd.	25,498	50,104
Boral, Ltd.	21,663	93,278
Bradken, Ltd.	1,584	12,738
#Brambles, Ltd.	2,733	17,091
Brickworks, Ltd.	1,710	19,062
Caltex Australia, Ltd.	3,267	37,217
#Campbell Brothers, Ltd.	989	34,068
Challenger Financial Services Group, Ltd.	9,885	44,585
Coca-Cola Amatil, Ltd.	3,099	36,939
Commonwealth Bank of Australia NL	6,109	293,679
Computershare, Ltd.	4,842	48,078
ConnectEast Group, Ltd.	48,175	20,500
#Crane Group, Ltd.	913	6,791
Credit Corp. Group, Ltd.	1,551	4,772
CSR, Ltd.	48,224	86,190
#*Dart Energy, Ltd.	1,382	1,557
David Jones, Ltd.	11,469	53,421
Downer EDI, Ltd.	13,168	65,392
DUET Group, Ltd.	14,796	25,218
*DuluxGroup, Ltd.	2,763	7,308
#*Elders, Ltd.	9,306	5,873
*Energy World Corp., Ltd.	12,801	4,862
Envestra, Ltd.	35,078	17,903
#Fairfax Media, Ltd.	54,103	76,864
FKP Property Group, Ltd.	14,216	13,084
Flight Centre, Ltd.	646	14,455
Goodman Fielder, Ltd.	44,214	64,282
Graincorp, Ltd. Series A	2,702	19,922
GUD Holdings, Ltd.	1,903	19,495
GWA International, Ltd.	5,833	17,564
#Harvey Norman Holdings, Ltd.	12,250	39,975
Hillgrove Resources, Ltd.	46,138	13,558
Hills Industries, Ltd.	5,255	11,119
*Iluka Resources, Ltd.	6,256	41,407
Incitec Pivot, Ltd.	33,564	122,901

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Insurance Australia Group, Ltd.	31,288	$117,018
IOOF Holdings, Ltd.	2,294	16,157
Iress Market Technology, Ltd.	2,664	22,859
*James Hardie Industries SE Sponsored ADR	600	15,948
#JB Hi-Fi, Ltd.	833	16,233
*Kimberley Metals, Ltd.	2,746	701
#Leighton Holdings, Ltd.	364	13,099
Lend Lease Group NL	6,437	45,444
Macarthur Coal, Ltd.	1,885	22,224
MacMahon Holdings, Ltd.	23,515	11,437
Macquarie Group, Ltd.	3,881	137,989
Melbourne IT, Ltd.	5,334	9,380
Metcash, Ltd.	18,821	80,572
*Minara Resources, Ltd.	5,762	4,290
Mincor Resources NL	4,393	7,695
*Mineral Deposits, Ltd.	24,339	27,450
#Monadelphous Group, Ltd.	1,313	21,513
*Mount Gibson Iron, Ltd.	8,762	17,408
*Murchison Metals, Ltd.	4,058	6,203
National Australia Bank, Ltd.	15,238	381,381
Navitas, Ltd.	4,902	18,392
Newcrest Mining, Ltd.	880	34,631
#Nufarm, Ltd.	5,093	22,701
OneSteel, Ltd.	16,070	42,653
Orica, Ltd.	2,763	68,273
Origin Energy, Ltd.	12,379	193,797
OZ Minerals, Ltd.	20,178	31,120
*Pacific Brands, Ltd.	16,041	17,084
*Paladin Energy, Ltd.	5,796	23,396
Panoramic Resources, Ltd.	3,668	8,475
Peet, Ltd.	6,007	11,167
*Perilya, Ltd.	42,247	22,396
Perpetual Trustees Australia, Ltd.	324	12,029
PMP, Ltd.	15,111	11,335
Premier Investments, Ltd.	1,327	8,985
*Prime Aet&D Holdings No. 1 Non-Voting	1	—
Programmed Maintenance Service, Ltd.	6,629	12,707
*Qantas Airways, Ltd.	25,039	69,907
QBE Insurance Group, Ltd.	2,126	35,761
Ramelius Resources, Ltd.	23,490	16,700
RCR Tomlinson, Ltd.	7,109	9,693
Reece Australia, Ltd.	772	16,853
Rio Tinto, Ltd.	910	74,058
*Riversdale Mining, Ltd.	3,469	36,513
*Roc Oil Co., Ltd.	10,705	4,362
SAI Global, Ltd.	9,689	41,506
Salmat, Ltd.	4,935	19,863
Santos, Ltd.	5,383	66,560
*Seven Group Holdings, Ltd.	3,972	28,749
*Silex System, Ltd.	1,612	8,297
Sims Metal Management, Ltd.	4,273	68,628
Southern Cross Media Group, Ltd.	10,220	22,482
Spark Infrastructure Group, Ltd.	8,923	9,791
Spotless Group, Ltd.	8,895	19,915
Straits Resources, Ltd.	6,014	11,025
Suncorp-Metway, Ltd.	15,346	138,537
*Sunland Group, Ltd.	7,830	6,092
Telstra Corp., Ltd.	7,576	19,853
#*Ten Network Holdings, Ltd.	8,071	11,396
Toll Holdings, Ltd.	12,022	73,133
Tower Australia Group, Ltd.	10,373	24,541

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Transfield Services, Ltd.	18,093	$61,450
Transurban Group, Ltd.	5,036	25,765
UGL, Ltd.	2,473	35,748
Village Roadshow, Ltd.	4,000	9,199
*Virgin Blue Holdings, Ltd.	46,180	19,504
Washington H. Soul Pattinson & Co., Ltd.	5,620	72,050
Wesfarmers, Ltd.	4,911	159,787
#West Australian Newspapers Holdings, Ltd.	1,476	10,350
Westpac Banking Corp.	5,582	124,294
Westpac Banking Corp. Sponsored ADR	1,800	200,718
WHK Group, Ltd.	9,975	10,690
Woodside Petroleum, Ltd.	671	28,694
Woolworths, Ltd.	1,333	37,005

TOTAL AUSTRALIA		5,785,695

AUSTRIA — (0.6%)
#Agrana Beteiligungs AG	195	19,118
Andritz AG	334	25,596
#*A-TEC Industries AG	464	2,519
Erste Group Bank AG	2,853	128,903
#Oesterreichischen Post AG	380	11,502
OMV AG	812	30,370
#Raiffeisen Bank International AG	1,451	81,948
*RHI AG	422	14,005
Schoeller-Bleckmann Oilfield Equipment AG	121	8,923
Telekom Austria AG	2,696	41,286
#Verbund AG	290	11,601
Vienna Insurance Group AG Wiener Versicherung Gruppe	686	36,882
Voestalpine AG	1,619	64,290
*Wienerberger AG	1,876	31,616
Zumtobel AG	642	13,140

TOTAL AUSTRIA		521,699

BELGIUM — (0.7%)
Ackermans & van Haaren NV	765	66,000
#Banque Nationale de Belgique SA	6	30,246
*Barco NV	411	24,345
Bekaert SA	358	109,745
Belgacom SA	497	19,516
Compagnie d’Entreprises SA	220	13,725
Compagnie Maritime Belge SA	293	8,863
Delhaize Group SA Sponsored ADR	1,800	126,828
#*Dexia SA	8,917	39,735
D’Ieteren SA	72	39,297
#Elia System Operator SA NV	591	22,366
Euronav SA	852	14,244
Exmar NV	649	4,856
*KBC Groep NV	1,299	56,564
Mobistar SA	266	17,609
Telenet Group Holding NV	699	29,272
Tessenderlo Chemie NV	911	31,175
Umicore SA	1,145	53,952

TOTAL BELGIUM		708,338

CANADA — (9.3%)
*Absolute Software Corp.	500	1,941
Aecon Group, Inc.	700	8,332
AGF Management, Ltd. Class B	962	15,629
#Agnico-Eagle Mines, Ltd.	802	62,200
Agrium, Inc.	900	79,614

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Alamos Gold, Inc.	1,800	$27,867
#*Alexco Resource Corp.	3,400	21,135
Alimentation Couche-Taro, Inc. Class B	2,000	47,495
*Amerigo Resources, Ltd.	6,500	5,800
*Antrim Energy, Inc.	3,100	3,252
*Anvil Mining, Ltd.	1,500	6,898
Astral Media, Inc. Class A	2,100	84,214
#*Ballard Power Systems, Inc.	2,600	4,665
#Bank of Montreal	4,535	267,814
Bank of Nova Scotia	1,600	85,765
Barrick Gold Corp.	3,500	168,566
#BCE, Inc.	118	3,958
#*Birchcliff Energy, Ltd.	900	7,536
Bombardier, Inc. Class B	7,800	38,851
CAE, Inc.	3,740	41,951
Cameco Corp.	1,400	43,308
Canaccord Capital, Inc.	1,100	11,400
Canada Bread Co., Ltd.	400	17,217
#Canadian Imperial Bank of Commerce	1,115	85,525
#Canadian National Railway Co.	2,400	155,451
Canadian National Resources, Ltd.	3,200	116,498
Canadian Pacific Railway, Ltd.	2,000	130,366
#Canadian Tire Corp. Class A	1,700	99,326
Canadian Utilities, Ltd. Class A	1,400	67,248
#Canadian Western Bank	1,200	29,838
Canam Group, Inc. Class A	1,300	10,274
*Canfor Corp.	830	7,837
Cascades, Inc.	2,400	15,813
*Catalyst Paper Corp.	11,600	2,445
CCL Industries, Inc. Class B	700	20,522
*Celestica, Inc.	5,200	43,796
*Celtic Exploration, Ltd.	1,400	16,857
#Cenovus Energy, Inc.	3,890	108,244
*CGI Group, Inc.	2,700	41,536
*Chinook Energy, Inc.	61	106
*Clarke, Inc.	1,100	4,249
Cogeco Cable, Inc.	200	7,648
*Compton Petroleum Corp.	1,500	728
*Connacher Oil & Gas, Ltd.	5,200	5,914
*Corridor Resources, Inc.	500	3,290
Corus Entertainment, Inc. Class B	2,200	47,499
*Crew Energy, Inc.	1,200	23,202
*Crystallex International Corp.	9,200	3,202
*Denison Mines Corp.	2,000	4,196
Dorel Industries, Inc. Class B	500	16,855
#*Dundee Precious Metals, Inc.	2,800	16,609
DundeeWealth, Inc.	2,320	37,533
*Eastern Platinum, Ltd.	16,800	30,638
E-L Financial Corp., Ltd.	34	13,335
Eldorado Gold Corp.	7,659	129,690
Empire Co., Ltd. Class A	700	40,062
#Enbridge, Inc.	2,024	111,946
#Encana Corp.	3,890	109,884
Ensign Energy Services, Inc.	2,800	34,756
#*Equinox Minerals, Ltd.	16,080	87,345
Equitable Group, Inc.	500	11,486
*Euro Goldfields, Ltd.	3,700	49,991
*Fairborne Energy, Ltd.	1,000	3,961
Fairfax Financial Holdings, Ltd.	500	204,525
Finning International, Inc.	3,300	77,590
First Quantum Minerals, Ltd.	1,700	148,865

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Flint Energy Services, Ltd.	400	$6,248
#*Forsys Metals Corp.	4,100	8,000
Fortis, Inc.	1,700	53,955
Forzani Group, Ltd. Class A	1,300	19,451
#*Fronteer Gold, Inc.	1,330	10,576
#*Galleon Energy, Inc. Class A	1,500	5,736
George Weston, Ltd.	800	64,281
#*Gildan Activewear, Inc.	800	23,053
Goldcorp, Inc.	6,638	296,396
#*Golden Star Resources, Ltd.	8,100	42,489
#*Grande Cache Coal Corp.	3,900	26,767
#*Great Basin Gold, Ltd.	5,600	15,704
#Great-West Lifeco, Inc.	700	18,284
#Groupe Aeroplan, Inc.	8,600	104,559
*Hanfeng Evergreen, Inc.	1,400	9,389
*Harry Winston Diamond Corp.	500	6,388
Home Capital Group, Inc.	400	18,837
HudBay Minerals, Inc.	1,100	17,364
#Husky Energy, Inc.	500	12,413
#IAMGOLD Corp.	4,800	87,585
IGM Financial, Inc.	800	33,854
*Imperial Metals Corp.	1,200	29,179
Imperial Oil, Ltd.	600	23,073
Industrial Alliance Insurance & Financial Services, Inc.	2,200	69,026
Inmet Mining Corp.	1,700	101,643
Intact Financial Corp.	2,400	108,693
#*Intermap Technologies, Ltd.	1,800	1,165
*International Forest Products, Ltd. Class A	2,000	9,766
#*Ivanhoe Energy, Inc.	3,900	10,095
*Ivanhoe Mines, Ltd.	1,500	35,915
#*Jaguar Mining, Inc.	3,400	22,036
*Kingsway Financial Services, Inc.	1,700	2,500
Kinross Gold Corp.	5,881	105,811
*Kirkland Lake Gold, Inc.	500	5,520
*La Mancha Resources, Inc.	1,000	2,618
*Labrador Iron Mines Holdings, Ltd.	4,500	26,914
Laurentian Bank of Canada	400	17,355
Leon’s Furniture, Ltd.	400	5,373
Linamar Corp.	1,500	33,047
#Loblaw Cos., Ltd.	1,300	55,549
*Lundin Mining Corp.	5,200	32,937
*MacDonald Dettweiler & Associates, Ltd.	500	24,909
Magna International, Inc.	1,900	171,836
Major Drilling Group International, Inc.	300	10,269
#Manitoba Telecom Services, Inc.	500	14,281
#Manulife Financial Corp.	10,200	129,113
Maple Leaf Foods, Inc.	2,300	27,896
*Martinrea International, Inc.	3,400	28,669
*Maxim Power Corp.	1,600	4,314
*Mega Uranium, Ltd.	1,500	1,147
Methanex Corp.	2,600	72,399
#Metro, Inc. Class A	2,600	119,306
National Bank of Canada	2,500	164,550
Nexen, Inc.	4,131	87,894
Niko Resources, Ltd.	200	19,080
*Norbord, Inc.	330	3,766
#*North American Palladium, Ltd.	2,000	9,315
#*Northgate Minerals Corp.	6,600	18,702
Nuvista Energy, Ltd.	600	5,430
#*OceanaGold Corp.	6,600	22,002
#*Open Text Corp.	1,100	48,664

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*OPTI Canada, Inc.	3,700	$2,539
#Pan Amer Silver Corp.	500	15,997
*Paramount Resources, Ltd. Class A	1,200	24,085
Parkbridge Lifestyles Communities, Inc.	300	2,138
Pason Systems, Inc.	300	3,506
#*PetroBakken Energy, Ltd.	1,420	31,354
*Petrobank Energy & Resources, Ltd.	500	19,899
Potash Corp. of Saskatchewan, Inc.	300	43,387
#Progress Energy Resources Corp.	500	5,309
*Quadra FNX Mining, Ltd.	1,709	24,129
Quebecor, Inc. Class B	1,200	43,287
*Quest Capital Corp.	7,300	13,242
*Ram Power Corp.	9,500	20,213
Reitmans Canada, Ltd. Class A	500	9,599
*Research In Motion, Ltd.	600	34,127
#Rogers Communications, Inc. Class B	600	21,861
*RONA, Inc.	3,000	38,239
#Royal Bank of Canada	3,051	162,706
Russel Metals, Inc.	1,700	33,470
#Saputo, Inc.	800	30,576
Savanna Energy Services Corp.	1,200	6,883
*SEMAFO, Inc.	7,800	93,609
ShawCor, Ltd.	1,000	30,768
Sherritt International Corp.	3,700	28,769
*Shore Gold, Inc.	5,600	3,898
*Sierra Wireless, Inc.	900	10,907
#*Silver Standard Resources, Inc.	400	9,726
*Silver Wheaton Corp.	4,900	140,865
#*Sino-Forest Corp.	4,400	86,973
SNC-Lavalin Group, Inc.	600	30,650
*Stantec, Inc.	500	13,820
Student Transportation, Inc.	1,614	9,274
#Suncor Energy, Inc.	6,901	221,124
*SunOpta, Inc.	300	1,968
Talisman Energy, Inc.	12,100	219,364
Teck Resources, Ltd. Class B	6,137	274,387
Telus Corp.	400	17,727
Telus Corp. Non-Voting	5	212
#*Thompson Creek Metals Co., Inc.	1,300	15,653
Thomson Reuters Corp.	4,557	174,032
Tim Hortons, Inc.	1,100	41,351
TMX Group, Inc.	1,100	36,584
Toromont Industries, Ltd.	600	17,102
#Toronto Dominion Bank	5,100	367,286
#Torstar Corp. Class B	500	6,314
#TransAlta Corp.	4,400	89,087
#TransCanada Corp.	3,265	120,593
#Transcontinental, Inc. Class A	1,600	24,018
Trican Well Service, Ltd.	2,600	45,071
*U308 Corp.	186	82
#*UEX Corp.	300	435
Uni-Select, Inc.	300	7,821
#*Uranium One, Inc.	7,700	31,482
*Vector Aerospace Corp.	1,200	8,201
*Viterra, Inc.	4,600	44,065
*Wesdome Gold Mines, Ltd.	8,700	23,458
West Fraser Timber Co., Ltd.	1,200	52,123
Western Financial Group, Inc.	3,000	7,354
Winpak, Ltd.	1,142	12,821
Yamana Gold, Inc.	7,388	81,276

TOTAL CANADA		8,781,971

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (0.8%)
#A.P. Moller - Maersk A.S.	8	$69,419
*Alm. Brand A.S.	300	2,344
Auriga Industries A.S. Series B	600	11,763
D/S Norden A.S.	792	30,755
Danisco A.S.	1,572	135,594
*Danske Bank A.S.	3,545	94,169
DSV A.S.	1,928	39,534
East Asiatic Co., Ltd. A.S.	400	10,860
#FLSmidth & Co. A.S.	1,018	75,292
#*Greentech Energy Systems A.S.	900	3,378
*Jyske Bank A.S.	1,740	77,988
#NKT Holding A.S.	350	18,851
Novozymes A.S. Series B	150	19,985
*Ringkjoebing Landbobank A.S.	78	10,098
*Rockwool International A.S.	60	6,764
Schouw & Co. A.S.	300	6,408
SimCorp A.S.	60	10,439
Solar Holdings A.S. Series B	125	8,220
*Spar Nord Bank A.S.	600	6,995
*Sydbank A.S.	1,000	26,326
#*Topdanmark A.S.	292	34,981
*Torm A.S. ADR	500	3,715
Trygvesta A.S.	71	3,578
#*Vestas Wind Systems A.S.	350	11,157
*Vestjysk Bank A.S.	250	3,401

TOTAL DENMARK		722,014

FINLAND — (1.7%)
Ahlstrom Oyj	445	9,097
Alma Media Oyj	1,213	12,535
Amer Sports Oyj Series A	2,045	27,574
*Cramo Oyj	564	11,753
#Elisa Oyj	2,250	48,119
*Finnair Oyj	1,332	10,058
Fiskars Oyj Abp Series A	531	10,802
Fortum Oyj	2,195	62,255
Huhtamaki Oyj	1,038	13,159
KCI Konecranes Oyj	758	30,222
Kemira Oyj	1,641	24,158
Kesko Oyj	1,925	95,527
#Kone Oyj Series B	1,324	70,936
Lassila & Tikanoja Oyj	596	11,269
Metso Corp. Oyj	2,684	127,252
Metso Corp. Oyj Sponsored ADR	700	33,075
#Neste Oil Oyj	3,249	53,896
Nokia Oyj Sponsored ADR	5,300	56,604
#Outokumpu Oyj	3,715	66,734
Pohjola Bank P.L.C.	4,194	53,061
#Poyry Oyj	726	8,827
Raisio P.L.C.	7,337	29,305
#Ramirent Oyj	1,350	15,188
*Rautaruukki Oyj Series K	1,270	25,238
Ruukki Group Oyj	3,453	8,607
Sampo Oyj	5,382	150,710
Sanoma Oyj	2,100	47,383
Stockmann Oyj Abp Series A	1,273	50,496
#Stockmann Oyj Abp Series B	646	22,946
Stora Enso Oyj Sponsored ADR	9,200	91,080
#*Tikkurila Oyj	410	8,835
UPM-Kymmene Oyj Sponsored ADR	8,400	139,272
#Uponor Oyj Series A	782	14,025

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Vaisala Oyj Series A	214	$6,584
#Wartsila Corp. Oyj Series B	563	39,482
Yit Oyj	3,912	94,579

TOTAL FINLAND		1,580,643

FRANCE — (7.4%)
Accor SA	877	35,990
Aeroports de Paris SA	386	32,802
*Air France-KLM SA	4,767	87,036
Air Liquide SA	813	105,264
*Alcatel-Lucent SA	19,799	69,606
*Alcatel-Lucent SA Sponsored ADR	4,700	16,309
Alstom SA	858	43,331
ALTEN SA	785	26,257
#*Altran Technologies SA	3,293	14,141
April Group SA	199	5,983
Arkema SA	1,598	103,261
*Atos Origin SA	1,899	87,880
AXA SA Sponsored ADR	4,900	89,327
BNP Paribas SA	5,385	393,891
Bonduelle SCA	293	26,263
Bongrain SA	259	20,875
#Bourbon SA	1,574	71,732
Bouygues SA	2,649	117,161
Canal Plus SA	972	7,167
Capgemini SA	3,834	195,720
Carrefour SA	1,384	74,935
Casino Guichard Perrachon SA	832	78,276
CEGID Group SA	257	8,649
Cie de Saint-Gobain SA	3,998	187,836
*Cie Generale de Geophysique-Veritas SA	576	13,455
*Cie Generale de Geophysique-Veritas SA Sponsored ADR	3,000	69,870
Cie Generale des Establissements Michelin SA Series B	1,977	157,967
Ciments Francais SA	162	14,937
*Club Mediterranee SA	316	6,186
CNP Assurances SA	2,852	56,993
Credit Agricole SA	6,985	114,559
Danone SA	787	49,900
Dassault Systemes SA	280	21,494
Delachaux SA	227	18,538
*Derichebourg SA	2,685	13,288
*Edenred SA	877	18,370
Eiffage SA	799	39,501
Electricite de France SA	694	31,839
Esso S.A.F.	76	10,213
Establissements Maurel et Prom SA	1,811	26,708
*Euler Hermes SA	688	64,798
*Euro Disney SCA	810	4,736
*European Aeronautic Defence & Space Co. SA	5,210	137,057
#Eutelsat Communications SA	1,141	42,944
*Faurecia SA	660	17,904
France Telecom SA Sponsored ADR	7,400	176,786
GDF Suez SA	4,569	182,564
Gemalto NV	1,352	61,617
Groupe Eurotunnel SA	6,043	60,118
Groupe Steria SCA	727	19,603
Guyenne et Gascogne SA	100	11,041
Havas SA	7,086	37,336
#Hermes International SA	125	26,551
Imerys SA	950	56,759
Ingenico SA	1,631	49,230

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Ipsos SA	330	$15,909
*JCDecaux SA	1,124	33,015
Lafarge SA	439	25,105
#Lafarge SA Sponsored ADR	5,400	77,166
Lagardere SCA	2,877	122,910
Legrand SA	952	36,760
L’Oreal SA	528	62,021
M6 Metropole Television SA	1,252	30,648
Mersen SA	191	8,383
*Natixis SA	12,923	79,386
#Neopost SA	407	33,809
Nexans SA	667	47,575
Nexity SA	1,096	48,666
Norbert Dentressangle SA	122	9,933
NRJ Group SA	928	9,718
#*PagesJaunes Groupe SA	1,400	15,434
*Peugeot SA	4,308	172,325
Pierre & Vacances SA	114	8,302
Plastic Omnium SA	372	22,523
PPR SA	1,001	164,638
Publicis Groupe SA ADR	2,800	69,972
Rallye SA	355	13,887
*Renault SA	2,388	133,314
*Rexel SA	5,256	99,261
*Rhodia SA	3,212	89,548
Rubis SA	189	20,955
Safran SA	4,470	141,813
Schneider Electric SA	945	134,267
SCOR SE	4,800	118,024
SEB SA	559	53,601
#Sechilienne SA	191	5,550
Societe BIC SA	967	85,834
Societe Generale Paris SA	4,738	284,114
Societe Television Francaise 1 SA	1,498	24,552
Somfy SA	74	16,238
Stef-TFE SA	282	15,707
STMicroelectronics NV	3,725	32,665
#STMicroelectronics NV ADR	6,800	59,772
Suez Environnement SA	1,619	31,678
#*Technicolor SA	1,546	9,738
Technip SA	688	57,960
Technip SA ADR	500	42,250
Teleperformance SA	805	25,439
Thales SA	366	14,935
Total SA Sponsored ADR	4,900	266,952
#*UbiSoft Entertainment SA	718	9,354
*Valeo SA	1,428	77,190
Vallourec SA	1,376	143,069
Veolia Environnement SA ADR	600	17,634
Vilmorin & Cie SA	177	18,813
Vinci SA	1,680	90,084
Vivendi SA	8,293	236,974
Zodiac Aerospace SA	567	40,094

TOTAL FRANCE		7,018,018

GERMANY — (6.2%)
*Aareal Bank AG	716	17,481
Adidas-Salomon AG	795	51,780
Allianz SE	3,352	419,810
Aurubis AG	881	45,422
BASF SE	3,776	275,505

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#Bauer AG	343	$15,803
Bayerische Motoren Werke AG	2,674	191,652
Beiersdorf AG	364	23,821
Bilfinger Berger SE	1,225	89,796
Comdirect Bank AG	1,445	14,304
#*Commerzbank AG	12,685	114,328
#*Constantin Medien AG	1,864	4,246
*Daimler AG	6,206	410,114
*Demag Cranes AG	201	10,020
Deutsche Bank AG (D18190898)	6,300	364,644
Deutsche Bank AG (5750355)	1,143	65,844
Deutsche Boerse AG	826	58,303
*Deutsche Lufthansa AG	2,937	62,786
Deutsche Post AG	9,624	179,396
*Deutsche Postbank AG	608	21,163
Deutsche Telekom AG	21,052	304,675
Douglas Holding AG	434	24,226
E.ON AG Sponsored ADR	8,830	275,849
#ElreingKlinger AG	969	32,389
Fielmann AG	139	14,094
Fraport AG	799	50,686
Freenet AG	1,764	22,509
Fuchs Petrolub AG	205	26,372
GEA Group AG	911	23,781
Generali Deutschland Holding AG	221	28,910
GFK SE	1,109	46,246
Grenkeleasing AG	598	31,767
Hannover Rueckversicherung AG	1,501	75,608
*Heidelberger Druckmaschinen AG	4,410	20,289
Heidelberger Zement AG	682	35,920
Henkel AG & Co. KGaA	615	30,477
#Hochtief AG	402	34,832
Indus Holding AG	565	15,024
*Infineon Technologies AG	20,855	164,766
*Infineon Technologies AG ADR	4,980	39,093
*IVG Immobilien AG	2,827	21,697
*Jenoptik AG	847	5,652
K&S AG	950	66,091
*Kloeckner & Co. SE	2,176	48,785
Kontron AG	1,112	10,801
#*Krones AG	594	32,974
*Kuka AG	521	10,815
KWS Saat AG	62	11,076
Lanxess AG	2,174	151,102
*Leoni AG	483	17,627
Linde AG	1,555	223,832
MAN SE	1,204	132,468
Medion AG	754	11,915
Metro AG	443	31,050
MLP AG	505	5,367
MTU Aero Engines Holding AG	1,295	78,127
Munchener Rueckversicherungs-Gesellschaft AG	1,571	245,548
MVV Energie AG	213	8,688
#*Nordex SE	312	3,021
#*Pfleiderer AG	1,233	6,260
Porsche Automobil Holding SE	801	41,001
#Praktiker Bau-und Heimwerkermaerkte Holding AG	4,011	38,033
Puma AG Rudolf Dassler Sport	106	34,926
Rational AG	59	13,087
Rheinmetall AG	925	66,709
*Roth & Rau AG	980	23,042

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
RWE AG	890	$63,889
Salzgitter AG	1,131	81,072
SAP AG Sponsored ADR	1,200	62,076
*SGL Carbon SE	1,481	54,916
Siemens AG Sponsored ADR	1,700	194,327
#*Singulus Technologies AG	1,966	9,129
*Sky Deutschland AG	6,216	9,981
*Solarworld AG	399	5,783
Suedzucker AG	1,444	34,034
Symrise AG	1,144	34,848
ThyssenKrupp AG	3,676	135,118
#*TUI AG	4,500	52,600
#United Internet AG	1,164	20,897
#*Versatel AG	418	2,346
Wacker Chemie AG	83	17,126
Wincor Nixdorf AG	382	27,944

TOTAL GERMANY		5,879,511

GREECE — (0.5%)
*Agricultural Bank of Greece S.A.	3,182	3,843
*Alpha Bank A.E	8,245	54,466
*Anek Lines S.A.	1,587	463
Bank of Greece S.A.	518	23,221
Coca-Cola Hellenic Bottling Co. S.A. ADR	750	19,080
*EFG Eurobank Ergasias	8,392	51,797
Ellaktor S.A.	4,143	19,217
EYDAP Athens Water Supply & Sewage Co. S.A.	690	4,642
Fourlis Holdings S.A.	501	4,775
Frigoglass S.A.	562	7,590
GEK Terna S.A.	1,957	10,654
*Geniki Bank S.A.	535	1,972
*Halkor S.A.	3,691	3,336
Hellenic Exchanges S.A.	626	4,962
Hellenic Petroleum S.A.	4,915	39,367
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	1,300	5,187
Marfin Investment Group S.A.	22,347	25,165
Metka S.A.	797	9,568
Michaniki S.A.	2,081	1,272
*Mytilineos Holdings S.A.	2,885	17,664
#*National Bank of Greece S.A. ADR	25,584	57,820
*Nirefs Acquaculture S.A.	2,998	2,913
*Piraeus Bank S.A.	8,308	43,146
*Proton Bank S.A.	2,311	3,018
Public Power Corp. S.A.	802	13,421
*Sidenor Steel Products Manufacturing Co. S.A.	2,131	7,543
*T Bank S.A.	8,910	4,453
Titan Cement Co. S.A.	2,498	53,428
*TT Hellenic Postbank S.A.	3,006	16,089
*Viohalco S.A.	1,602	9,054

TOTAL GREECE		519,126

HONG KONG — (2.0%)
Allied Properties, Ltd.	85,888	17,785
*Associated International Hotels, Ltd.	6,000	12,646
Bank of East Asia, Ltd.	6,464	27,756
C C Land Holdings, Ltd.	36,000	13,833
Cafe de Coral Holdings, Ltd.	10,000	28,155
Cathay Pacific Airways, Ltd.	12,000	32,331
Century City International Holdings, Ltd.	110,000	8,793
Cheung Kong Holdings, Ltd.	9,000	137,817
*China Energy Development Holdings, Ltd.	176,000	10,805

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Chong Hing Bank, Ltd.	8,000	$19,814
Chuang’s Consortium International, Ltd.	92,000	11,903
CLP Holdings, Ltd.	5,000	40,647
Dah Sing Financial Holdings, Ltd.	3,600	25,033
#Far East Consortium International, Ltd.	37,000	10,088
#First Pacific Co., Ltd.	33,600	31,136
*Foxconn International Holdings, Ltd.	8,000	5,920
Get Nice Holdings, Ltd.	176,000	11,166
Giordano International, Ltd.	44,000	26,439
*Global Green Tech Group, Ltd.	112,480	1,964
*Goldin Properties Holdings, Ltd.	24,000	13,503
Great Eagle Holdings, Ltd.	11,463	34,349
Guangnan Holdings, Ltd.	40,000	9,033
Hang Lung Group, Ltd.	8,000	53,250
Hang Lung Properties, Ltd.	6,000	29,316
Henderson Land Development Co., Ltd.	10,060	71,702
Hong Kong & Shanghai Hotels, Ltd.	11,096	19,572
Hong Kong Electric Holdings, Ltd.	3,500	22,160
Hong Kong Exchanges & Clearing, Ltd.	2,400	52,977
Hopewell Holdings, Ltd.	17,000	53,665
Hutchison Telecommunications Hong Kong Holdings, Ltd.	15,000	4,647
#Industrial & Commercial Bank of China Asia, Ltd.	19,594	72,668
Johnson Electric Holdings, Ltd.	37,500	19,758
Kerry Properties, Ltd.	5,500	30,555
*Kowloon Development Co., Ltd.	10,000	11,119
Lifestyle International Holdings, Ltd.	10,000	23,455
*Melco International Development, Ltd.	18,000	10,307
*Mongolia Energy Corp., Ltd.	25,000	9,605
#MTR Corp., Ltd.	10,553	40,275
*New Times Energy Corp., Ltd.	714,000	22,303
New World Development Co., Ltd.	26,889	53,222
NWS Holdings, Ltd.	14,433	34,090
*Orient Overseas International, Ltd.	6,000	52,768
Pacific Basin Shipping, Ltd.	14,000	10,251
PCCW, Ltd.	34,000	12,966
Pico Far East Holdings, Ltd.	56,000	11,007
*PT Indofood CBP Sukses Makmur Tbk	134	86
Regal Hotels International Holdings, Ltd.	24,600	9,792
Shangri-La Asia, Ltd.	34,000	76,926
Shun Tak Holdings, Ltd.	20,000	13,215
Sino Land Co., Ltd.	8,000	16,689
Smartone Telecommunications Holdings, Ltd.	10,500	14,917
Sun Hung Kai & Co., Ltd.	32,619	24,710
Sun Hung Kai Properties, Ltd.	9,000	154,236
*Superb Summit International Timber Co., Ltd.	71,000	3,637
Tai Cheung Holdings, Ltd.	23,000	16,199
Techtronic Industries Co., Ltd.	31,000	31,438
Television Broadcasts, Ltd.	4,000	21,383
Transport International Holdings, Ltd.	4,000	12,932
Varitronix International, Ltd.	17,000	6,506
#Vtech Holdings, Ltd.	3,000	31,309
Wharf Holdings, Ltd.	14,625	96,295
Wheelock & Co., Ltd.	25,000	88,118
Wing Hang Bank, Ltd.	2,000	23,376
Yue Yuen Industrial Holdings, Ltd.	9,500	34,075

TOTAL HONG KONG		1,928,393

IRELAND — (0.4%)
*Aer Lingus Group P.L.C.	4,388	7,015
*Allied Irish Banks P.L.C. Sponsored ADR	7,100	7,100
Bank of Ireland P.L.C. Sponsored ADR	3,300	10,164

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
IRELAND — (Continued)
CRH P.L.C.	3,773	$65,172
CRH P.L.C. Sponsored ADR	3,300	58,311
DCC P.L.C.	1,532	44,275
*Dragon Oil P.L.C.	4,125	29,556
*Independent News & Media P.L.C.	1,139	982
*Irish Life & Permanent Group Holdings P.L.C.	7,636	16,115
Kerry Group P.L.C.(0490656)	1,125	41,403
Kerry Group P.L.C.(4519579)	1,098	40,408
Kingspan Group P.L.C. (0492793)	1,183	9,902
Kingspan Group P.L.C. (4491235)	1,108	9,266

TOTAL IRELAND		339,669

ISRAEL — (0.4%)
*AudioCodes, Ltd.	614	2,919
*Bank Hapoalim B.M.	20,513	92,955
*Bank Leumi Le-Israel B.M.	14,635	67,344
Bezeq Israeli Telecommunication Corp., Ltd.	5,997	15,766
Elbit Systems, Ltd.	230	12,213
Israel Chemicals, Ltd.	1,084	16,544
*Israel Discount Bank, Ltd.	19,751	40,072
*Ituran Location & Control, Ltd.	538	8,149
*Migdal Insurance & Financial Holding, Ltd.	7,718	16,029
Mizrahi Tefahot Bank, Ltd.	2,222	20,743
*NICE Systems, Ltd. Sponsored ADR	1,024	34,294
*Retalix, Ltd.	963	12,004
*Union Bank of Israel, Ltd.	1,193	5,751

TOTAL ISRAEL		344,783

ITALY — (2.5%)
A2A SpA	7,105	11,585
*ACEA SpA	1,354	16,156
#*Arnoldo Mondadori Editore SpA	1,773	6,255
Assicurazioni Generali SpA	2,303	50,482
Atlantia SpA	1,782	40,734
*Autogrill SpA	1,015	13,537
Azimut Holding SpA	1,386	14,136
#Banca Carige SpA	20,964	50,762
*Banca Monte Dei Paschi di Siena SpA	21,946	30,890
Banca Piccolo Credito Valtellinese Scarl	3,179	16,126
#Banca Popolare dell’Emilia Romagna Scrl	2,302	28,440
*Banca Popolare dell’Etruria e del Lazio Scarl	2,054	9,527
Banca Popolare di Milano Scarl	11,630	54,376
#*Banca Popolare di Sondrio Scarl	4,779	45,187
Banco Popolare Scarl	9,475	50,923
Benetton Group SpA	945	7,680
#Bulgari SpA	1,302	13,944
#Buzzi Unicem SpA	1,314	15,116
*C.I.R. SpA - Compagnie Industriali Riunite	7,131	16,208
Cementir Holding SpA	2,563	8,914
Credito Artigiano SpA	1,391	2,574
Credito Emiliano SpA	1,807	12,849
Enel SpA	11,400	65,118
Eni SpA Sponsored ADR	3,300	148,269
ERG SpA	1,082	14,946
*Fastweb SpA	694	17,361
Fiat SpA	7,954	134,695
Fiat SpA Sponsored ADR	1,600	27,120
Finmeccanica SpA	6,992	97,707
#Fondiaria - SAI SpA	1,930	22,934
#Geox SpA	852	5,127
*Gruppo Editoriale L’Espresso SpA	3,978	10,567

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Hera SpA	17,488	$37,013
#Immsi SpA	4,196	5,141
#*Impregilo SpA	10,237	32,839
*Interpump Group SpA	1,758	11,466
Intesa Sanpaolo SpA	69,040	242,825
Iren SpA	8,189	14,392
#Italcementi SpA	1,415	11,934
Italmobiliare SpA	246	8,710
Luxottica Group SpA Sponsored ADR	600	17,652
Mediaset SpA	4,438	32,767
*Mediobanca SpA	6,902	71,547
Milano Assicurazioni SpA	5,810	12,565
Parmalat SpA	30,428	83,645
#Pirelli & Co. SpA	7,505	64,124
*Prelios SpA	7,505	4,408
*Premafin Finanziaria SpA	10,391	15,540
Prysmian SpA	1,062	20,584
Saipem SpA	800	35,543
*Saras SpA	5,737	12,698
Snam Rete Gas SpA	3,918	21,241
#Societe Cattolica di Assicurazoni Scrl SpA	859	23,374
#Telecom Italia SpA Sponsored ADR	7,500	114,450
Tenaris SA ADR	900	37,287
Terna Rete Elettrica Nazionale SpA	4,945	22,819
Tod’s SpA	244	23,671
UniCredit SpA	84,175	219,450
Unione di Banche Italiane ScpA	9,985	105,429
Unipol Gruppo Finanziario SpA	16,156	12,702

TOTAL ITALY		2,376,061

JAPAN — (17.2%)
77 Bank, Ltd. (The)	11,000	51,800
Adeka Corp.	2,100	22,385
#AEON Co., Ltd.	4,300	50,642
Ahresty Corp.	2,300	18,710
Aica Kogyo Co., Ltd.	2,800	31,460
Aichi Bank, Ltd. (The)	200	11,196
Aichi Steel Corp.	4,000	22,218
Aida Engineering, Ltd.	4,000	13,244
Aiphone Co., Ltd.	1,300	18,963
Air Water, Inc.	2,000	23,305
Ajinomoto Co., Inc.	6,000	57,180
Akita Bank, Ltd. (The)	5,000	14,099
Alpha Systems, Inc.	400	7,822
Alpine Electronics, Inc.	1,300	16,293
Alps Electric Co., Ltd.	4,600	41,217
Amada Co., Ltd.	10,000	65,801
Amano Corp.	1,700	13,995
#Anritsu Corp.	5,000	32,250
*AOC Holdings, Inc.	2,200	9,667
AOKI Holdings, Inc.	1,100	15,538
Aoyama Trading Co., Ltd.	1,800	29,315
Aozora Bank, Ltd.	24,000	40,119
Arakawa Chemical Industries, Ltd.	900	9,392
#Ariake Japan Co., Ltd.	1,000	15,129
Asahi Diamond Industrial Co., Ltd.	3,000	52,970
Asahi Glass Co., Ltd.	2,000	19,186
Asahi Kasei Corp.	7,000	41,180
#Asatsu-DK, Inc.	700	16,122
Asics Corp.	2,000	21,535
*Autobacs Seven Co., Ltd.	1,000	37,461

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Awa Bank, Ltd. (The)	5,000	$33,991
#Bank of Iwate, Ltd. (The)	400	16,905
Bank of Kyoto, Ltd. (The)	5,000	44,651
Bank of Nagoya, Ltd. (The)	4,000	12,102
Bank of Okinawa, Ltd. (The)	600	23,084
Bank of the Ryukyus, Ltd.	1,700	19,728
Bank of Yokohama, Ltd. (The)	14,000	68,643
Benesse Holdings, Inc.	700	33,595
#*Best Denki Co., Ltd.	8,500	23,800
Bookoff Corp.	2,600	20,213
Bridgestone Corp.	2,800	50,124
*Calsonic Kansei Corp.	6,000	20,133
Canon Marketing Japan, Inc.	1,200	14,948
Canon, Inc.	494	22,740
Canon, Inc. Sponsored ADR	1,800	82,800
*Casio Computer Co., Ltd.	6,200	43,484
Central Glass Co., Ltd.	4,000	17,227
Chiba Bank, Ltd. (The)	12,000	74,086
*Chiba Kogyo Bank, Ltd. (The)	1,500	8,339
Chiyoda Co., Ltd.	1,100	13,302
Chofu Seisakusho Co., Ltd.	1,300	26,219
Chubu Electric Power Co., Ltd.	1,800	45,490
Chudenko Corp.	1,000	10,265
Chuetsu Pulp & Paper Co., Ltd.	6,000	9,773
Chugoku Bank, Ltd. (The)	5,000	57,996
Chugoku Electric Power Co., Ltd. (The)	1,200	24,184
Chugoku Marine Paints, Ltd.	2,000	14,487
Chukyo Bank, Ltd. (The)	7,000	20,678
Chuo Mitsui Trust Holdings, Inc.	10,000	36,076
Circle K Sunkus Co., Ltd.	700	9,920
Citizen Holdings Co., Ltd.	7,900	45,404
CKD Corp.	2,200	15,519
CMK Corp.	2,100	8,281
Coca-Cola Central Japan Co., Ltd.	1,500	18,884
Coca-Cola West Co., Ltd.	1,500	22,953
Comsys Holdings Corp.	2,000	17,751
Cosmo Oil Co., Ltd.	15,000	40,393
Credit Saison Co., Ltd.	4,000	56,735
*CSK Corp.	1,000	3,351
Dai Nippon Printing Co., Ltd.	10,000	126,143
Daicel Chemical Industries, Ltd.	8,000	55,572
Daido Steel Co., Ltd.	5,000	25,478
*Daiei, Inc. (The)	2,650	9,590
Daifuku Co., Ltd.	2,000	9,501
Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	600	21,170
Daikin Industries, Ltd.	700	24,354
#*Daikyo, Inc.	5,000	7,767
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	16,864
#*Dainippon Screen Manufacturing Co., Ltd.	5,000	28,452
Daio Paper Corp.	3,000	19,484
Daisan Bank, Ltd. (The)	7,000	17,096
Daishi Bank, Ltd. (The)	8,000	24,726
Daiwa House Industry Co., Ltd.	5,000	53,882
Daiwa Securities Group, Inc.	3,000	12,232
#Daiwabo Holdings Co., Ltd.	8,000	18,504
Denki Kogyo Co., Ltd.	3,000	12,034
Denso Corp.	2,200	68,416
Dentsu, Inc.	2,400	56,554
Descente, Ltd.	3,000	15,195
DIC Corp.	10,000	18,586
#Disco Corp.	400	23,160

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Don Quijote Co., Ltd.	1,000	$27,388
Dowa Holdings Co., Ltd.	2,000	12,143
Dydo Drinco, Inc.	600	19,919
eAccess, Ltd.	18	13,085
East Japan Railway Co.	600	37,052
*Ebara Corp.	6,000	25,696
#Edion Corp.	1,800	13,319
Ehime Bank, Ltd. (The)	6,000	15,649
Eighteenth Bank, Ltd. (The)	8,000	19,816
Electric Power Development Co., Ltd.	600	17,754
Exedy Corp.	1,600	49,928
#Ezaki Glico Co., Ltd.	2,000	24,568
FamilyMart Co., Ltd.	600	21,276
*Felissimo Corp.	400	5,059
Foster Electric Co., Ltd.	500	11,526
#Fuji Electric Holdings Co., Ltd.	10,000	23,854
*Fuji Fire & Marine Insurance Co., Ltd.	6,000	7,423
Fuji Heavy Industries, Ltd.	15,000	103,372
Fuji Oil Co., Ltd.	2,600	37,327
Fuji Soft, Inc.	1,100	16,282
FUJIFILM Holdings Corp.	3,300	110,093
Fujikura, Ltd.	13,000	60,493
Fukui Bank, Ltd. (The)	7,000	21,586
Fukuoka Financial Group, Inc.	12,000	46,542
*Fukuyama Transporting Co., Ltd.	5,000	24,753
Funai Electric Co., Ltd.	500	15,349
*Furukawa Co., Ltd.	9,000	9,292
Futaba Corp.	1,500	26,356
*Futaba Industrial Co., Ltd.	900	4,783
GEO Co., Ltd.	9	9,476
Glory, Ltd.	1,000	22,087
Godo Steel, Ltd.	6,000	11,288
Gunma Bank, Ltd. (The)	10,000	50,153
Gunze, Ltd.	5,000	17,361
H2O Retailing Corp.	4,000	26,203
Hachijuni Bank, Ltd. (The)	11,000	56,448
Hakuhodo Dy Holdings, Inc.	670	33,463
Hankyu Hanshin Holdings, Inc.	19,000	91,082
Hanwa Co., Ltd.	4,000	15,800
*Haseko Corp.	11,000	9,436
Heiwa Corp.	1,800	22,653
Heiwado Co., Ltd.	1,200	14,776
Higashi-Nippon Bank, Ltd.	6,000	10,772
Higo Bank, Ltd. (The)	5,000	23,338
Hino Motors, Ltd.	13,000	56,162
Hirose Electric Co., Ltd.	200	20,103
#Hiroshima Bank, Ltd. (The)	13,000	53,099
Hitachi High-Technologies Corp.	1,900	36,924
Hitachi Kokusai Electric, Inc.	2,000	18,170
#Hitachi Metals, Ltd.	1,000	11,382
Hitachi Transport System, Ltd.	1,900	29,414
#Hitachi Zosen Corp.	10,500	15,131
*Hitachi, Ltd. ADR	1,800	81,198
Hokkaido Electric Power Co., Inc.	1,000	21,034
Hokkan Holdings, Ltd.	5,000	12,391
Hokkoku Bank, Ltd. (The)	7,000	28,180
Hokuetsu Bank, Ltd. (The)	9,000	15,842
Hokuhoku Financial Group, Inc.	17,000	31,437
Hokuriku Electric Power Co., Inc.	1,000	24,264
#Honda Motor Co., Ltd. Sponsored ADR	7,100	255,813
Hosiden Corp.	1,200	11,907

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
House Foods Corp.	1,900	$28,058
Hyakugo Bank, Ltd. (The)	4,000	16,839
Hyakujishi Bank, Ltd. (The)	9,000	32,360
IBJ Leasing Co., Ltd.	1,000	21,017
*Ichikoh Industries, Ltd.	12,000	21,816
Ichiyoshi Securities Co., Ltd.	2,200	12,453
Idec Corp.	1,300	10,905
Idemitsu Kosan Co., Ltd.	400	33,696
Imperial Hotel, Ltd.	450	10,617
Inaba Denki Sangyo Co., Ltd.	600	15,116
Inageya Co., Ltd.	2,000	20,666
Inui Steamship Co., Ltd.	3,500	17,588
Isetan Mitsukoshi Holdings, Ltd.	5,740	63,334
*Ishihara Sangyo Kaisha, Ltd.	13,000	9,370
IT Holdings Corp.	1,200	13,249
ITO EN, Ltd.	1,000	16,053
ITOCHU Corp.	8,000	70,114
Itochu Enex Co., Ltd.	1,800	8,269
Itochu Techno-Solutions Corp.	600	20,491
Itoham Foods, Inc.	5,000	16,158
Iyo Bank, Ltd. (The)	7,000	52,114
*Izumi Co., Ltd.	1,400	18,518
Izumiya Co., Ltd.	3,000	10,156
J Front Retailing Co., Ltd.	8,800	45,101
Japan Airport Terminal Co., Ltd.	2,400	39,366
Japan Digital Laboratory Co., Ltd.	1,600	16,005
Japan Petroleum Exploration Co., Ltd.	300	11,449
Japan Pulp & Paper Co., Ltd.	5,000	16,865
Japan Radio Co., Ltd.	6,000	13,535
Japan Wool Textile Co., Ltd. (The)	3,000	22,946
JFE Holdings, Inc.	700	21,829
J-Oil Mills, Inc.	3,000	7,932
Joshin Denki Co., Ltd.	3,000	27,800
Joyo Bank, Ltd. (The)	7,000	30,449
JS Group Corp.	4,100	80,580
JSR Corp.	800	13,799
JTEKT Corp.	1,100	11,021
Juroku Bank, Ltd.	9,000	27,188
#*JVC Kenwood Holdings, Inc.	1,500	5,492
JX Holdings, Inc.	9,490	55,941
Kadokawa Holdings, Inc.	800	18,754
Kaga Electronics Co., Ltd.	1,200	12,839
Kagome Co., Ltd.	1,300	24,499
Kagoshima Bank, Ltd. (The)	3,000	17,940
Kameda Seika Co., Ltd.	700	14,392
Kamigumi Co., Ltd.	7,000	54,676
Kanamoto Co., Ltd.	3,000	15,560
Kandenko Co., Ltd.	4,000	23,311
Kaneka Corp.	8,000	49,484
*Kanematsu Corp.	12,000	9,825
Kansai Electric Power Co., Inc.	1,200	30,372
Kansai Paint Co., Ltd.	6,000	55,970
Kanto Auto Works, Ltd.	1,500	9,630
Kao Corp.	1,000	25,417
Kawasaki Heavy Industries, Ltd.	5,000	13,805
Kawasaki Kisen Kaisha, Ltd.	2,000	7,766
KDDI Corp.	4	21,563
Keihin Corp.	1,100	23,418
Keikyu Corp.	4,000	37,809
Keio Corp.	6,000	41,951
Keisei Electric Railway Co., Ltd.	4,000	26,709

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Keiyo Bank, Ltd. (The)	4,000	$18,119
#*Kenedix, Inc.	12	2,424
Kewpie Corp.	2,200	27,988
Key Coffee, Inc.	1,100	18,802
Kikkoman Corp.	2,000	21,554
Kinden Corp.	3,000	25,788
#Kintetsu Corp.	7,000	22,167
Kitz Corp.	3,000	13,256
Kiyo Holdings, Inc.	15,000	20,175
Kobe Steel, Ltd.	10,000	21,978
Kohnan Shoji Co., Ltd.	1,300	15,036
Kokuyo Co., Ltd.	2,300	17,581
Komatsu, Ltd.	1,100	26,886
Komori Corp.	1,000	9,819
Konica Minolta Holdings, Inc.	5,500	53,146
Kose Corp.	800	19,202
Kubota Corp. Sponsored ADR	800	35,352
Kurabo Industries, Ltd.	8,000	12,332
Kuraray Co., Ltd.	3,000	42,967
Kureha Corp.	5,000	28,381
Kuroda Electric Co., Ltd.	1,300	15,090
Kyocera Corp. Sponsored ADR	900	89,757
Kyoritsu Maintenance Co., Ltd.	900	11,791
Kyowa Exeo Corp.	2,000	17,579
Lawson, Inc.	500	22,714
#*Leopalace21 Corp.	4,100	4,618
Lintec Corp.	1,100	24,703
Lion Corp.	4,000	21,589
Mabuchi Motor Co., Ltd.	700	37,055
Maeda Corp.	5,000	13,547
Maeda Road Construction Co., Ltd.	3,000	20,795
*Makino Milling Machine Co., Ltd.	2,000	13,767
Makita Corp.	500	17,531
Marubeni Corp.	6,000	37,692
Maruha Nichiro Holdings, Inc.	12,000	19,725
Marui Group Co., Ltd.	6,900	54,222
Maruichi Steel Tube, Ltd.	1,200	23,769
Marusan Securities Co., Ltd.	2,100	10,618
Maruwa Co., Ltd.	900	21,783
Max Co., Ltd.	2,000	22,069
Mazda Motor Corp.	15,000	38,122
Megmilk Snow Brand Co., Ltd.	1,400	24,732
*Meitec Corp.	700	13,970
#Meito Sangyo Co., Ltd.	600	8,005
Michinoku Bank, Ltd. (The)	7,000	14,234
Mikuni Coca-Cola Bottling Co., Ltd.	1,300	11,131
Mimasu Semiconductor Industry Co., Ltd.	2,000	19,637
Minebea Co., Ltd.	5,000	27,457
Ministop Co., Ltd.	800	11,826
*Mirait Holdings Corp.	2,000	13,148
Misumi Group, Inc.	1,200	25,636
Mitsubishi Chemical Holdings Corp.	5,000	25,718
Mitsubishi Corp.	4,600	110,491
Mitsubishi Electric Corp.	1,000	9,372
#Mitsubishi Estate Co., Ltd.	2,000	35,037
Mitsubishi Heavy Industries, Ltd.	11,000	39,985
Mitsubishi Logistics Corp.	4,000	48,378
*Mitsubishi Materials Corp.	8,000	25,044
#*Mitsubishi Motors Corp.	13,000	15,443
*Mitsubishi Paper Mills, Ltd.	10,000	10,183
Mitsubishi UFJ Financial Group, Inc.	60,470	280,642

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Mitsuboshi Belting, Ltd.	4,000	$16,483
Mitsui & Co., Ltd.	3,100	48,755
*Mitsui & Co., Ltd. Sponsored ADR	200	63,028
Mitsui Chemicals, Inc.	6,000	17,576
*Mitsui High-Tec, Inc.	2,000	10,065
Mitsui Mining & Smelting Co., Ltd.	14,000	42,698
Mitsui O.S.K. Lines, Ltd.	7,000	44,767
*Mitsui Sugar Co., Ltd.	3,000	11,148
Mitsui-Soko Co., Ltd.	4,000	15,039
Mitsuuroko Co., Ltd.	2,900	15,816
Miura Co., Ltd.	700	15,821
Miyazaki Bank, Ltd. (The)	5,000	12,675
Mizuho Financial Group, Inc.	23,100	33,502
*Mizuho Investors Securities Co., Ltd.	12,000	11,006
*Mizuho Trust & Banking Co., Ltd.	12,000	10,715
Mizuno Corp.	4,000	17,107
#Modec, Inc.	600	8,562
#Mori Seiki Co., Ltd.	1,100	10,715
Morinaga & Co., Ltd.	10,000	22,857
Morinaga Milk Industry Co., Ltd.	8,000	32,637
Morita Holdings Corp.	3,000	16,170
MOS Food Services, Inc.	1,500	26,569
MS&AD Insurance Group Holdings, Inc.	3,864	92,569
Murata Manufacturing Co., Ltd.	400	22,478
Musashino Bank, Ltd.	1,000	29,036
Nagase & Co., Ltd.	4,000	46,831
Nagoya Railroad Co., Ltd.	9,000	24,708
Namco Bandai Holdings, Inc.	4,900	45,151
#Nanto Bank, Ltd. (The)	5,000	26,167
NEC Corp.	31,000	86,256
Net One Systems Co., Ltd.	18	25,066
Neturen Co., Ltd.	1,500	10,862
NHK Spring Co., Ltd.	4,000	33,917
Nichicon Corp.	3,000	33,358
Nichirei Corp.	6,000	26,133
Nifco, Inc.	900	22,644
NIFTY Corp.	9	9,251
#Nihon Dempa Kogyo Co., Ltd.	400	7,243
Nihon Nohyaku Co., Ltd.	1,000	5,758
Nihon Parkerizing Co., Ltd.	2,000	26,202
#Nikon Corp.	1,000	18,886
Nintendo Co., Ltd.	100	25,822
Nippo Corp.	3,000	18,575
Nippon Beet Sugar Manufacturing Co., Ltd.	9,000	20,702
Nippon Carbon Co., Ltd.	7,000	22,346
*Nippon Chemi-Con Corp.	3,000	12,022
Nippon Express Co., Ltd.	12,000	47,680
Nippon Flour Mills Co., Ltd.	6,000	28,706
#Nippon Gas Co., Ltd.	1,100	14,759
Nippon Konpo Unyu Soko Co., Ltd.	2,000	21,674
*Nippon Light Metal Co., Ltd.	10,000	16,800
Nippon Meat Packers, Inc.	5,000	58,136
Nippon Paint Co., Ltd.	5,000	36,946
Nippon Paper Group, Inc.	2,300	58,397
Nippon Seiki Co., Ltd.	1,000	10,108
Nippon Sheet Glass Co., Ltd.	20,000	43,890
Nippon Shokubai Co., Ltd.	4,000	37,774
Nippon Soda Co., Ltd.	5,000	21,582
*Nippon Steel Corp.	7,000	22,002
Nippon Suisan Kaisha, Ltd.	5,500	17,496
Nippon Telegraph & Telephone Corp. ADR	1,600	36,064

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nippon Thompson Co., Ltd.	3,000	$20,795
#*Nippon Yakin Kogyo Co., Ltd.	2,500	7,327
Nishimatsu Construction Co., Ltd.	7,000	7,458
Nishi-Nippon Bank, Ltd.	24,000	65,397
Nishi-Nippon Railroad Co., Ltd.	6,000	25,714
Nissan Motor Co., Ltd.	12,400	108,981
Nissan Shatai Co., Ltd.	3,000	23,252
Nisshin Oillio Group, Ltd. (The)	5,000	22,005
Nisshin Seifun Group, Inc.	5,500	68,098
Nisshin Steel Co., Ltd.	21,000	37,830
Nissin Foods Holdings Co., Ltd.	1,100	39,838
Nissin Kogyo Co., Ltd.	2,400	40,821
Nitta Corp.	1,000	15,785
Nittetsu Mining Co., Ltd.	3,000	11,287
Nitto Boseki Co., Ltd.	6,000	13,937
Nitto Denko Corp.	500	18,710
Nitto Kogyo Corp.	1,400	12,710
*NKSJ Holdings, Inc.	4,000	27,450
NOF Corp.	5,000	23,054
NOK Corp.	2,700	48,080
Nomura Holdings, Inc.	18,800	96,609
Nomura Holdings, Inc. ADR	3,400	17,204
Nomura Research Institute, Ltd.	600	11,319
Noritake Co., Ltd.	5,000	15,703
*Noritsu Koki Co., Ltd.	900	5,109
NTN Corp.	4,000	18,093
NTT Data Corp.	5	15,374
NTT DoCoMo, Inc.	73	123,054
Obayashi Corp.	16,000	65,189
#Odakyu Electric Railway Co., Ltd.	3,000	27,650
Ogaki Kyoritsu Bank, Ltd. (The)	4,000	11,228
Oiles Corp.	1,200	18,734
Oita Bank, Ltd. (The)	4,000	12,599
Oji Paper Co., Ltd.	13,000	59,967
Okasan Securities Group, Inc.	4,000	12,949
*Oki Electric Industry Co., Ltd.	13,000	11,290
Okinawa Electric Power Co., Ltd.	400	18,380
*OKUMA Corp.	2,000	11,863
Okumura Corp.	4,000	13,970
Onoken Co., Ltd.	2,600	19,502
Onward Holdings Co., Ltd.	4,000	29,882
Oriental Land Co., Ltd.	600	58,112
Osaka Gas Co., Ltd.	8,000	30,211
Panasonic Corp.	9,000	131,196
Parco Co., Ltd.	1,500	11,551
#Paris Miki Holdings, Inc.	1,600	12,813
*Pioneer Electronic Corp.	2,500	8,626
*Press Kogyo Co., Ltd.	5,000	18,863
Rengo Co., Ltd.	4,000	25,446
#*Renown, Inc.	2,700	6,432
#Resona Holdings, Inc.	1,900	15,112
Resorttrust, Inc.	1,000	15,494
Ricoh Co., Ltd.	5,000	69,943
Riken Corp.	4,000	13,522
Rohm Co., Ltd.	1,000	62,363
Roland Corp.	700	7,249
#Round One Corp.	900	3,346
#Ryohin Keikaku Co., Ltd.	400	14,196
Ryosan Co., Ltd.	1,000	24,630
Saizeriya Co., Ltd.	1,200	22,695
Sakai Chemical Industry Co., Ltd.	3,000	12,393

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sakata Seed Corp.	1,600	$20,496
San-Ai Oil Co., Ltd.	2,000	8,435
Sanden Corp.	4,000	16,122
San-in Godo Bank, Ltd. (The)	3,000	20,757
Sanken Electric Co., Ltd.	4,000	14,302
Sanki Engineering Co., Ltd.	3,000	18,702
Sankyo Co., Ltd.	700	37,295
*Sankyo-Tateyama Holdings, Inc.	12,000	13,748
*Sankyu, Inc.	4,000	16,775
Sanshin Electronics Co., Ltd.	1,500	12,137
Sanwa Holdings Corp.	4,000	11,380
Sanyo Chemical Industries, Ltd.	4,000	29,815
Sanyo Special Steel Co., Ltd.	3,000	14,765
Sapporo Hokuyo Holdings, Inc.	8,000	32,985
Sasebo Heavy Industries Co., Ltd.	3,000	5,302
Sato Corp.	1,100	12,584
SBI Holdings, Inc.	357	43,484
Scroll Corp.	2,100	8,025
Secom Co., Ltd.	800	36,398
Seiko Epson Corp.	2,200	35,079
#*Seiko Holdings Corp.	4,000	13,508
Seino Holdings Co., Ltd.	4,000	24,354
Seiren Co., Ltd.	2,600	16,608
Sekisui Chemical Co., Ltd.	12,000	76,237
Sekisui House, Ltd.	5,000	46,992
Senko Co., Ltd.	7,000	21,341
Senshukai Co., Ltd.	1,200	6,704
Seven & I Holdings Co., Ltd.	3,700	85,888
Sharp Corp.	2,000	19,757
Shiga Bank, Ltd.	7,000	36,865
Shikoku Bank, Ltd.	5,000	14,011
Shima Seiki Manufacturing Co., Ltd.	400	7,641
Shimachu Co., Ltd.	1,000	20,493
#Shimano, Inc.	600	30,046
Shimizu Corp.	10,000	38,603
*Shindengen Electric Manufacturing Co., Ltd.	6,000	24,156
Shin-Etsu Chemical Co., Ltd.	500	25,283
Shinkawa, Ltd.	1,800	17,490
*Shinko Electric Industries Co., Ltd.	700	6,814
Shinko Plantech Co., Ltd.	1,300	12,052
Shinko Shoji Co., Ltd.	900	6,659
#*Shinsei Bank, Ltd.	2,000	1,585
Shiseido Co., Ltd.	1,000	20,878
Shizuoka Bank, Ltd.	9,000	77,060
#Shochiku Co., Ltd.	3,000	18,869
Shoko Co., Ltd.	14,000	18,908
Showa Denko K.K.	23,000	42,055
Showa Shell Sekiyu K.K.	2,300	19,363
Sinanen Co., Ltd.	4,000	15,236
SKY Perfect JSAT Holdings, Inc.	35	11,569
#SMK Corp.	3,000	12,860
Sohgo Security Services Co., Ltd.	1,500	15,703
Sojitz Corp.	35,400	65,069
Sony Corp.	1,200	40,544
#Sony Corp. Sponsored ADR	5,400	182,736
Sotetsu Holdings, Inc.	6,000	19,022
SRI Sports, Ltd.	11	11,971
Star Micronics Co., Ltd.	700	6,677
Sumisho Computer Systems Corp.	1,200	17,775
Sumitomo Bakelite Co., Ltd.	5,000	27,086
Sumitomo Corp.	3,700	46,845

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sumitomo Electric Industries, Ltd.	5,800	$73,804
Sumitomo Forestry Co., Ltd.	3,600	26,592
Sumitomo Heavy Industries, Ltd.	2,000	11,367
*Sumitomo Light Metal Industries, Ltd.	9,000	9,957
Sumitomo Metal Industries, Ltd.	5,000	11,605
Sumitomo Metal Mining Co., Ltd.	1,000	15,913
Sumitomo Mitsui Financial Group, Inc.	5,464	163,088
Sumitomo Osaka Cement Co., Ltd.	11,000	21,318
Sumitomo Realty & Development Co., Ltd.	1,000	21,784
Sumitomo Rubber Industries, Ltd.	4,300	46,216
Sumitomo Trust & Banking Co., Ltd.	6,000	32,759
Sumitomo Warehouse Co., Ltd.	4,000	20,750
Sunx, Ltd.	3,800	21,221
Suruga Bank, Ltd.	5,000	45,021
*SWCC Showa Holdings Co., Ltd.	14,000	10,942
T&D Holdings, Inc.	1,350	27,566
*Tadano, Ltd.	2,000	8,938
Taihei Dengyo Kaisha, Ltd.	1,000	6,982
*Taiheiyo Cement Corp.	24,000	25,906
Taiho Kogyo Co., Ltd.	1,300	10,090
Taikisha, Ltd.	2,000	26,834
Taisei Corp.	25,000	53,375
Taiyo Nippon Sanso Corp.	3,000	24,063
Taiyo Yuden Co., Ltd.	2,000	25,695
Takara Standard Co., Ltd.	4,000	24,596
Takasago International Corp.	4,000	19,321
#Takasago Thermal Engineering Co., Ltd.	2,000	14,133
#Takashimaya Co., Ltd.	7,000	52,694
*Takuma Co., Ltd.	4,000	9,775
TDK Corp.	500	28,527
TDK Corp. Sponsored ADR	1,000	56,800
Teijin, Ltd.	7,000	25,918
Tenma Corp.	1,200	11,427
TKC, Corp.	1,100	21,849
Toagosei Co., Ltd.	6,000	26,308
#Tobu Railway Co., Ltd.	6,000	33,692
Tochigi Bank, Ltd.	4,000	16,577
Toda Corp.	6,000	20,216
Toho Bank, Ltd.	5,000	13,273
Toho Gas Co., Ltd.	7,000	36,879
*Toho Titanium Co., Ltd.	600	15,445
Tohuku Electric Power Co., Inc.	1,200	26,914
Tokai Carbon Co., Ltd.	2,000	11,793
Tokai Rika Co., Ltd.	2,100	35,211
Tokai Tokyo Financial Holdings, Inc.	11,000	38,229
Token Corp.	730	22,418
Tokio Marine Holdings, Inc.	3,800	106,840
*Toko, Inc.	15,000	22,631
Tokuyama Corp.	4,000	21,896
Tokyo Electric Power Co., Ltd.	1,800	42,981
Tokyo Gas Co., Ltd.	5,000	23,524
Tokyo Ohka Kogyo Co., Ltd.	1,000	18,454
#Tokyo Rope Manufacturing Co., Ltd.	9,000	24,141
Tokyo Seimitsu Co., Ltd.	700	9,054
Tokyo Steel Manufacturing Co., Ltd.	3,900	38,596
Tokyo Style Co., Ltd.	2,000	15,906
Tokyo Tatemono Co., Ltd.	11,000	44,323
Tokyo Tomin Bank, Ltd.	700	6,605
Tokyu Construction Co., Ltd.	4,060	12,412
Tokyu Corp.	4,000	17,880
Tokyu Land Corp.	12,000	54,686

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*TOMONY Holdings, Inc.	7,000	$24,333
Toppan Forms Co., Ltd.	2,100	18,636
Toppan Printing Co., Ltd.	9,000	72,296
*Topre Corp.	2,200	16,046
Topy Industries, Ltd.	7,000	17,210
Toray Industries, Inc.	5,000	28,967
Toshiba Corp.	4,000	20,021
Toshiba Machine Co., Ltd.	8,000	32,841
Toshiba TEC Corp.	4,000	15,713
Tosoh Corp.	4,000	10,699
#TOTO, Ltd.	7,000	46,507
Towa Bank, Ltd.	18,000	16,489
Toyo Engineering Corp.	4,000	12,754
Toyo Ink Manufacturing Co., Ltd.	6,000	24,477
Toyo Kanetsu K.K.	5,000	7,689
Toyo Kohan Co., Ltd.	4,000	20,144
#Toyo Seikan Kaisha, Ltd. (6899967)	1,000	21,428
Toyo Seikan Kaisha, Ltd. (6900267)	4,300	73,374
Toyo Tire & Rubber Co., Ltd.	4,000	8,233
Toyobo Co., Ltd.	19,000	31,668
Toyoda Gosei Co., Ltd.	600	12,930
Toyota Auto Body Co., Ltd.	1,300	19,535
#*Toyota Motor Corp. Sponsored ADR	3,500	247,870
Toyota Tsusho Corp.	1,200	18,578
Trans Cosmos, Inc.	1,200	9,434
Trend Micro, Inc.	500	14,147
Tsubakimoto Chain Co.	3,000	13,261
*Tsukuba Bank, Ltd.	2,900	8,687
TV Asahi Corp.	12	16,913
Ube Industries, Ltd.	13,000	31,893
#Ulvac, Inc.	1,300	26,172
#Uni-Charm Corp.	1,200	45,841
*Uniden Corp.	3,000	5,995
*Unihair Co., Ltd.	1,300	15,219
Union Tool Co.	600	15,361
*Unitika, Ltd.	16,000	13,305
UNY Co., Ltd.	6,000	49,999
Ushio, Inc.	1,700	28,256
USS Co., Ltd.	340	26,413
Valor Co., Ltd.	2,700	20,051
Wacoal Corp.	2,000	29,129
West Japan Railway Co.	5	18,562
Xebio Co., Ltd.	700	13,719
Yamada Denki Co., Ltd.	430	27,902
Yamagata Bank, Ltd.	4,000	17,349
Yamaguchi Financial Group, Inc.	6,000	54,320
Yamaha Corp.	2,700	33,034
*Yamaha Motor Co., Ltd.	2,300	35,290
Yamanashi Chuo Bank, Ltd.	4,000	15,430
Yamatake Corp.	800	19,437
Yamatane Corp.	11,000	13,390
#Yamato Kogyo Co., Ltd.	600	15,347
#Yaskawa Electric Corp.	2,000	15,613
Yodogawa Steel Works, Ltd.	4,000	14,793
Yokogawa Electric Corp.	3,300	21,649
Yokohama Reito Co., Ltd.	3,000	19,096
Yokohama Rubber Co., Ltd.	7,000	34,991
Yonekyu Corp.	1,500	11,216
#Zensho Co., Ltd.	2,000	18,496
#Zeon Corp.	2,000	16,498

TOTAL JAPAN		16,341,534

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (2.1%)
Aalberts Industries NV	1,289	$23,643
*Aegon NV	23,569	149,376
Akzo Nobel NV	2,119	125,871
Arcadis NV	762	17,004
#ArcelorMittal NV	6,554	212,078
#*ASM International NV	1,438	36,727
ASML Holding NV	2,445	81,052
ASML Holding NV ADR	200	6,638
*CSM NV	6	190
Exact Holding NV	330	9,255
Fugro NV	1,903	134,723
Grontmij NV	354	7,550
*Heijmans NV	37	698
#Imtech NV	712	23,920
*ING Groep NV Sponsored ADR	15,410	166,120
#KAS Bank NV	70	1,225
Koninklijke Ahold NV	12,011	166,015
Koninklijke Bam Groep NV	3,463	23,457
Koninklijke Boskalis Westminster NV	2,001	81,297
Koninklijke Ten Cate NV	874	28,854
Koninklijke Vopak NV	2,120	106,062
#*LBi International NV	3,262	6,583
Nutreco NV	633	46,113
*Randstad Holdings NV	1,654	78,795
Reed Elsevier NV ADR	952	24,828
SBM Offshore NV	3,901	79,622
#Sligro Food Group NV	627	20,556
*SNS Reaal Groep NV	3,557	16,465
Telegraaf Media Groep NV	853	16,507
TKH Group NV	819	20,417
Unilever NV	5,295	157,247
Unit 4 NV	493	14,786
*USG People NV	851	15,813
*Wavin NV	159	2,198
Wolters Kluwer NV	4,568	104,127

TOTAL NETHERLANDS		2,005,812

NEW ZEALAND — (0.2%)
Air New Zealand, Ltd.	11,327	11,682
Contact Energy, Ltd.	4,628	20,669
Fletcher Building, Ltd.	2,708	16,967
Infratil, Ltd.	10,572	14,767
New Zealand Oil & Gas, Ltd.	34,020	32,911
New Zealand Refining Co., Ltd.	4,103	11,581
Nuplex Industries, Ltd.	4,714	12,207
Port of Tauranga, Ltd.	2,031	11,529
TrustPower, Ltd.	2,795	16,208

TOTAL NEW ZEALAND		148,521

NORWAY — (1.0%)
*Acta Holding ASA	9,500	4,643
Aker Kvaerner ASA	750	11,438
*Aktiv Kapital ASA	600	4,438
Atea ASA	2,400	20,302
*BW Offshore, Ltd. ASA	7,600	16,494
*Camillo Eitze & Co. ASA	800	1,306
Cermaq ASA	1,600	20,347
DnB NOR ASA Series A	8,311	114,163
*DOF ASA	1,400	10,552
#*EDB ErgoGroup ASA	1,800	5,497
Ekornes ASA	300	7,780

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
#*Eltek ASA	1,600	$735
Ganger Rolf ASA	670	15,684
Kongsberg Gruppen ASA	640	13,327
Marine Harvest ASA	50,000	49,737
Norsk Hydro ASA	24,000	147,320
Norsk Hydro ASA Sponsored ADR	3,400	20,842
*Norske Skogindustrier ASA Series A	7,052	14,404
Orkla ASA	7,600	73,655
*Petroleum Geo-Services ASA	5,900	73,880
Prosafe ASA	3,000	19,785
#*Renewable Energy Corp. ASA	538	1,874
Schibsted ASA	850	23,347
#SeaDrill, Ltd. ASA	1,540	46,748
*Sevan Marine ASA	3,200	4,322
*Songa Offshore SE	800	3,685
StatoilHydro ASA Sponsored ADR	3,931	85,814
*Storebrand ASA	5,600	40,827
*Subsea 7, Inc. ASA	1,200	25,299
Telenor ASA	1,553	25,067
#TGS Nopec Geophysical Co. ASA	2,845	49,303
#Tomra Systems ASA	2,200	13,406
Veidekke ASA	1,440	11,935
#Wilh Wilhelmsen Holding ASA	350	7,579

TOTAL NORWAY		985,535

PORTUGAL — (0.5%)
#Banco BPI SA	4,547	10,081
#Banco Comercial Portugues SA	59,958	54,545
#Banco Espirito Santo SA	10,994	54,598
#Brisa SA	3,774	28,596
Cimpor Cimentos de Portugal SA	6,612	45,962
#Energias de Portugal SA	9,374	35,861
#Galp Energia SGPS SA Series B	1,072	20,684
#Jeronimo Martins SGPS SA	2,344	35,201
Mota-Engil SGPS SA	2,737	8,180
Portucel-Empresa Produtora de Pasta de Papel SA	3,351	11,158
#Portugal Telecom SA	5,451	78,780
Sociedade de Investimento e Gestao SGPS SA	897	10,603
*Sonae Capital SGPS SA	1,744	1,123
#*Sonae Industria SGPS SA	1,680	5,188
#Sonae SGPS SA	13,955	16,554
*Sonaecom SGPS SA	3,677	8,315
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,501	8,014

TOTAL PORTUGAL		433,443

SINGAPORE — (1.5%)
*Allgreen Properties, Ltd.	19,000	17,524
Broadway Industrial Group, Ltd.	26,000	22,421
Bukit Sembawang Estates, Ltd.	2,000	7,354
CapitaLand, Ltd.	19,000	57,313
City Developments, Ltd.	5,000	49,338
ComfortDelGro Corp., Ltd.	21,000	24,095
Cosco Corp. Singapore, Ltd.	45,000	65,098
DBS Group Holdings, Ltd.	14,969	161,225
#*Delong Holdings, Ltd.	10,000	4,885
#Ezra Holdings, Ltd.	9,600	13,071
Golden Agri-Resources, Ltd.	106,000	53,520
#*Guocoland, Ltd.	9,000	16,584
Hotel Properties, Ltd.	7,000	15,168
Hyflux, Ltd.	8,000	19,526
Keppel Corp., Ltd.	3,000	23,204

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Keppel Land, Ltd.	5,000	$17,190
Keppel Telecommunications & Transportation, Ltd.	6,000	5,944
*K-Green Trust	600	501
Kim Eng Holdings, Ltd.	9,100	12,406
M1, Ltd.	7,000	12,025
#*Neptune Orient Lines, Ltd.	19,250	31,997
Orchard Parade Holdings, Ltd.	8,000	9,308
Oversea-Chinese Banking Corp., Ltd.	13,059	91,222
Overseas Union Enterprise, Ltd.	5,000	12,690
#*Raffles Education Corp., Ltd.	15,319	3,329
SATS, Ltd.	6,278	13,842
SembCorp Industries, Ltd.	14,000	49,684
#SembCorp Marine, Ltd.	8,400	29,954
Singapore Airlines, Ltd.	8,600	105,470
Singapore Land, Ltd.	4,000	22,027
Singapore Post, Ltd.	14,000	12,769
Singapore Telecommunications, Ltd.	13,000	31,148
SMRT Corp., Ltd.	15,000	23,808
Spice I2I, Ltd.	246,000	23,904
*Stamford Land Corp., Ltd.	53,000	22,985
Tat Hong Holdings, Ltd.	10,000	8,274
United Engineers, Ltd.	6,000	11,481
United Industrial Corp., Ltd.	23,000	41,246
United Overseas Bank, Ltd.	6,068	87,585
UOB-Kay Hian Holdings, Ltd.	12,000	15,527
UOL Group, Ltd.	16,000	56,388
Venture Corp., Ltd.	7,000	49,110
WBL Corp., Ltd.	8,000	26,308
Wheelock Properties, Ltd.	13,000	19,615
Yanlord Land Group, Ltd.	5,000	6,684

TOTAL SINGAPORE		1,404,747

SPAIN — (2.3%)
Abengoa SA	505	13,993
Abertis Infraestructuras SA	1,657	32,768
Acciona SA	375	33,014
Acerinox SA	5,339	87,576
Antena 3 de Television SA	1,085	11,116
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	14,067	184,981
#Banco de Sabadell SA	16,046	78,099
*Banco de Valencia SA	3,405	19,219
Banco Espanol de Credito SA	1,229	12,333
Banco Guipuzcoano SA	1,547	8,489
Banco Pastor SA	1,469	7,181
Banco Popular Espanol SA	11,509	74,535
Banco Santander SA (5705946)	829	10,641
*Banco Santander SA (B4R7379)	10	128
Banco Santander SA Sponsored ADR	33,745	432,273
Bankinter SA	4,250	28,351
Bolsas y Mercados Espanoles SA	711	19,401
Cementos Portland Valderrivas SA	228	4,684
Cia Espanola de Petroleos SA	473	11,263
Construcciones y Auxiliar de Ferrocarriles SA	22	12,408
Criteria Caixacorp SA	4,967	28,062
Ebro Foods SA	3,220	70,813
Enagas SA	2,468	54,436
Fomento de Construcciones y Contratas SA	1,348	36,396
*Gamesa Corp. Tecnologica SA	2,284	15,909
Gas Natural SDG SA	3,108	45,528
*Gestevision Telec, Inc. SA	837	10,681
Grupo Catalana Occidente SA	923	19,255

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
*Grupo Empresarial Ence SA	2,978	$10,854
*Iberdrola SA	9,234	78,017
Indra Sistemas SA	974	19,085
Industria de Diseno Textil SA	424	35,413
*La Seda de Barcelona SA	66,826	6,510
Mapfre SA	8,504	28,259
*NH Hoteles SA	2,275	11,946
Obrascon Huarte Lain SA	479	15,686
*Papeles y Cartones de Europa SA	3,156	16,925
Pescanova SA	312	10,178
*Promotora de Informaciones SA	1,912	4,945
Prosegur Cia de Seguridad SA	514	30,770
*Realia Business SA	980	2,066
Red Electrica Corporacion SA	1,553	78,041
Repsol YPF SA Sponsored ADR	7,300	202,137
*Sacyr Vallehermoso SA	2,561	16,818
*Service Point Solutions SA	7,717	5,808
Sol Melia SA	953	9,507
#*SOS Corp. Alimentaria SA	1,043	2,295
Telefonica SA Sponsored ADR	1,900	154,166
*Tubacex SA	1,844	6,480
*Tubos Reunidos SA	4,346	11,637
Vidrala SA	338	9,958
Viscofan SA	830	28,918
Zardoya Otis SA	1,187	19,789

TOTAL SPAIN		2,179,741

SWEDEN — (2.6%)
Aarhuskarlshamn AB	500	11,779
AF AB	1,400	24,385
Alfa Laval AB	2,100	36,445
Assa Abloy AB Series B	2,602	66,721
Axfood AB	350	12,279
B&B Tools AB	600	9,075
Bilia AB Series A	1,300	23,172
Boliden AB	8,001	135,852
Electrolux AB Series B	1,959	47,451
#*Eniro AB	644	418
Hakon Invest AB	900	16,531
*Haldex AB	2,000	23,940
Hennes & Mauritz AB Series B	2,100	73,964
#Hexagon AB	3,968	80,742
Hoganas AB Series B	900	31,689
Holmen AB	1,500	47,617
#Husqvarna AB Series B	3,600	25,334
JM AB	1,200	26,049
*LBi International NV	4	8
*Lindab International AB	600	8,529
*Loomis AB	664	8,322
*Lundin Petroleum AB	6,000	56,827
Modern Times Group AB Series B	450	32,331
NCC AB Series B	1,600	34,140
*Nobia AB	4,200	32,746
Nordea Bank AB	27,436	302,088
Oriflame Cosmetics SA	750	42,504
*Pa Resources AB	3,400	2,722
Sandvik AB	3,993	60,199
Securitas AB Series B	3,324	36,365
#Skandinaviska Enskilda Banken AB Series A	6,914	53,600
Skanska AB Series B	672	12,860
SKF AB Series B	1,600	41,360

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Skistar AB	883	$17,585
#SSAB AB Series A	1,900	26,644
SSAB AB Series B	700	8,659
Svenska Cellulosa AB Series B	9,217	142,891
Svenska Handelsbanken AB Series A	6,275	205,279
#*Swedbank AB Series A	5,862	81,972
Tele2 AB Series B	3,701	81,337
Telefonaktiebolaget LM Ericsson AB Sponsored ADR	19,000	208,810
TeliaSonera AB	16,349	136,563
Trelleborg AB Series B	4,200	39,583
*Volvo AB Series A	2,200	29,106
*Volvo AB Series B	6,532	88,432

TOTAL SWEDEN		2,484,905

SWITZERLAND — (4.6%)
ABB, Ltd. AG Sponsored ADR	6,500	134,485
Adecco SA	1,670	93,439
Allreal Holding AG	202	27,854
Aryzta AG	1,642	72,765
*Ascom Holding AG	1,836	24,360
Baloise Holding AG	1,560	144,139
Bank Sarasin & Cie AG Series B	700	25,616
Banque Cantonale Vaudoise AG	54	26,248
Barry Callebaut AG	34	27,408
Berner Kantonalbank AG	107	25,987
BKW FMB Energie AG	158	10,767
*Bobst Group AG	277	12,403
Bucher Industries AG	173	26,569
*Clariant AG	6,413	108,458
Compagnie Financiere Richemont SA Series A	4,435	221,210
Credit Suisse Group AG Sponsored ADR	6,300	261,450
Daetwyler Holding AG	297	22,039
*Dufry AG	227	26,414
#EFG International AG	1,159	14,264
EGL AG	13	8,886
EMS-Chemie Holding AG	265	41,204
Energiedienst Holding AG	604	31,244
Flughafen Zuerich AG	73	26,914
Forbo Holding AG	50	26,930
*GAM Holding AG	1,643	25,958
Geberit AG	144	27,600
*George Fisher AG	108	46,280
Givaudan SA	194	199,898
Gurit Holding AG	16	8,735
Helvetia Holding AG	150	52,835
Holcim, Ltd. AG	4,427	275,786
Julius Baer Group, Ltd. AG	3,061	129,172
Kudelski SA	1,531	39,159
Kuoni Reisen Holding AG	48	20,587
Lindt & Spruengli AG	1	28,666
#*Logitech International SA	1,706	32,343
Luzerner Kantonalbank AG	48	15,273
*Meyer Burger Technology AG	227	7,218
*OC Oerlikon Corp. AG	4,980	26,040
*Panalpina Welttransport Holding AG	158	19,736
Petroplus Holdings AG	1,327	15,676
*PubliGroupe SA	64	6,285
*Rieters Holdings AG	124	35,901
#Romande Energie Holding SA	7	10,914
#*Schmolz + Bickenbach AG	299	5,543
Schweizerische National-Versicherungs-Gesellschaft AG	546	17,697

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
SGS SA	40	$63,979
Sika AG	34	67,419
St. Galler Kantonalbank AG	70	32,944
Sulzer AG	460	56,008
Swatch Group AG (7184725)	459	175,445
Swatch Group AG (7184736)	649	45,127
Swiss Life Holding AG	1,010	123,598
Swiss Reinsurance Co., Ltd. AG	5,759	276,703
Swisscom AG	62	25,892
Syngenta AG ADR	2,700	149,526
#*Temenos Group AG	384	12,871
#*UBS AG	7,536	128,018
*UBS AG ADR	4,600	78,292
#Valiant Holding AG	443	69,225
Valora Holding AG	83	21,922
Vontobel Holdings AG	600	20,711
Zurich Financial Services AG	2,043	499,958

TOTAL SWITZERLAND		4,335,993

UNITED KINGDOM — (18.4%)
Aberdeen Asset Management P.L.C.	16,024	45,640
Admiral Group P.L.C.	417	10,882
Aegis Group P.L.C.	20,061	40,435
*Aga Rangemaster Group P.L.C.	1,374	1,914
Aggreko P.L.C.	1,979	49,937
Amec P.L.C.	7,444	129,482
Amlin P.L.C.	11,960	77,894
Anglo American P.L.C.	6,671	310,823
Anglo Pacific Group P.L.C.	2,760	14,610
Antofagasta P.L.C.	2,036	43,375
ARM Holdings P.L.C. Sponsored ADR	7,300	129,064
Ashtead Group P.L.C.	14,650	29,492
Associated British Foods P.L.C.	5,660	94,929
Atkins WS P.L.C.	1,777	21,456
*Autonomy Corp. P.L.C.	1,503	35,191
Aveva Group P.L.C.	1,057	25,224
Aviva P.L.C.	43,610	278,116
Babcock International Group P.L.C.	8,135	75,602
BAE Systems P.L.C.	22,377	123,522
Balfour Beatty P.L.C.	9,061	40,176
Barclays P.L.C. Sponsored ADR	13,100	231,215
*Barratt Developments P.L.C.	17,543	21,927
BBA Aviation P.L.C.	10,853	34,991
Beazley P.L.C.	13,422	25,947
Bellway P.L.C.	2,995	25,617
*Berkeley Group Holdings P.L.C. (The)	2,238	30,183
BG Group P.L.C.	2,990	58,204
BG Group P.L.C. Sponsored ADR	1,400	136,290
BHP Billiton P.L.C. ADR	3,200	226,560
Bodycote P.L.C.	4,899	20,759
*Bovis Homes Group P.L.C.	1,341	7,475
*BP P.L.C. Sponsored ADR	18,900	771,687
Brewin Dolphin Holdings P.L.C.	8,248	18,313
Brit Insurance Holdings NV	2,070	34,646
*British Airways P.L.C.	8,530	36,964
British Sky Broadcasting Group P.L.C. Sponsored ADR	1,200	54,072
Britvic P.L.C.	2,726	21,070
BSS Group P.L.C.	3,111	22,072
BT Group P.L.C. Sponsored ADR	2,400	59,232
Bunzl P.L.C.	7,225	85,540
Burberry Group P.L.C.	9,093	148,490

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Cable & Wireless Communications P.L.C.	46,271	$39,664
Cable & Wireless Worldwide P.L.C.	43,712	49,120
*Cairn Energy P.L.C.	14,990	92,646
Capita Group P.L.C.	2,990	36,713
Carillion P.L.C.	12,077	66,707
Carnival P.L.C.	942	40,700
#Carnival P.L.C. ADR	2,700	117,639
*Carphone Warehouse Group P.L.C.	2,969	14,443
Catlin Group, Ltd. P.L.C.	12,301	68,686
Centrica P.L.C.	14,387	76,555
Charter International P.L.C.	1,956	23,159
Chesnara P.L.C.	3,877	13,463
Close Brothers Group P.L.C.	5,243	64,809
Cobham P.L.C.	11,022	40,904
Collins Stewart P.L.C.	7,841	10,060
Compass Group P.L.C.	18,645	152,796
*Cookson Group P.L.C.	5,870	48,461
Croda International P.L.C.	1,405	32,372
*CSR P.L.C.	2,830	14,446
Daily Mail & General Trust P.L.C. Series A	4,069	35,065
Dairy Crest Group P.L.C.	2,589	15,398
Davis Service Group P.L.C.	4,657	31,013
De La Rue P.L.C.	3,049	31,160
*Debenhams P.L.C.	22,081	27,026
Dignity P.L.C.	576	6,063
*Dixons Retail P.L.C.	49,297	21,150
Domino Printing Sciences P.L.C.	2,941	24,847
*Drax Group P.L.C.	4,837	29,477
DS Smith P.L.C.	10,291	27,761
*DTZ Holdings P.L.C.	2,791	2,038
*easyJet P.L.C.	7,553	55,194
*EnQuest P.L.C.	8,083	16,710
*Enterprise Inns P.L.C.	11,823	21,621
Evolution Group P.L.C.	5,744	8,129
Experian P.L.C.	10,890	126,540
F&C Asset Management P.L.C.	6,813	7,320
Fenner P.L.C.	3,512	14,700
Filtrona P.L.C.	4,670	18,648
*Findel P.L.C.	4,807	1,290
Firstgroup P.L.C.	1,786	11,679
Forth Ports P.L.C.	318	6,720
G4S P.L.C.	31,351	131,434
Game Group P.L.C.	10,090	11,402
*Gem Diamonds, Ltd. P.L.C.	2,700	8,585
GKN P.L.C.	42,079	119,558
Go-Ahead Group P.L.C.	487	10,640
Greggs P.L.C.	1,490	10,930
Halfords Group P.L.C.	4,424	30,024
Halma P.L.C.	13,080	68,478
Hays P.L.C.	7,814	13,838
Helical Bar P.L.C.	3,459	18,015
*Helphire P.L.C.	4,847	1,685
Henderson Group P.L.C.	12,095	25,456
Hiscox, Ltd. P.L.C.	10,981	62,329
*Home Retail Group P.L.C.	5,486	19,238
Homeserve P.L.C.	2,825	20,517
*Howden Joinery Group P.L.C.	7,492	9,327
#HSBC Holdings P.L.C. Sponsored ADR	23,807	1,240,583
Hunting P.L.C.	2,655	27,406
Huntsworth P.L.C.	9,410	12,104
ICAP P.L.C.	9,292	67,885

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
IG Group Holdings P.L.C.	3,367	$28,486
IMI P.L.C.	7,064	89,329
*Inchcape P.L.C.	10,165	56,805
Informa P.L.C.	6,253	43,721
Inmarsat P.L.C.	3,198	33,392
*Innovation Group P.L.C.	32,087	6,949
Intercontinental Hotels Group P.L.C.	2,736	52,841
#Intercontinental Hotels Group P.L.C. ADR	1,600	30,960
Intermediate Capital Group P.L.C.	2,962	15,314
International Personal Finance P.L.C.	11,639	58,022
International Power P.L.C.	44,274	295,407
Interserve P.L.C.	2,216	7,129
Intertek Group P.L.C.	2,205	65,538
Invensys P.L.C.	5,798	26,785
Investec P.L.C.	11,729	93,609
*IP Group P.L.C.	4,973	2,315
*ITV P.L.C.	97,376	106,662
Jardine Lloyd Thompson Group P.L.C.	2,600	24,647
*JJB Sports P.L.C.	10,155	1,578
JKX Oil & Gas P.L.C.	3,242	14,591
John Wood Group P.L.C.	14,289	99,705
Johnson Matthey P.L.C.	4,293	131,653
*Johnston Press P.L.C.	9,724	1,986
Kazakhmys P.L.C.	4,093	86,245
Kcom Group P.L.C.	13,914	10,947
Keller Group P.L.C.	1,423	14,407
Kesa Electricals P.L.C.	3,132	7,963
Kingfisher P.L.C.	69,403	264,399
Laird P.L.C.	6,889	16,451
Legal & General Group P.L.C.	127,022	204,214
*Lloyds Banking Group P.L.C.	14,730	16,190
*Lloyds Banking Group P.L.C. Sponsored ADR	17,330	75,905
Logica P.L.C.	27,824	57,697
*London Stock Exchange Group P.L.C.	1,107	13,012
*Lonmin P.L.C.	4,235	118,535
Low & Bonar P.L.C.	7,100	5,450
Man Group P.L.C.	9,204	38,469
Marks & Spencer Group P.L.C.	12,946	88,724
Marshalls P.L.C.	2,962	5,118
McBride P.L.C.	5,164	14,793
Meggitt P.L.C.	18,370	97,113
Melrose P.L.C.	5,249	23,683
Michael Page International P.L.C.	4,900	36,983
Millennium & Copthorne Hotels P.L.C.	4,005	34,974
*Misys P.L.C.	5,545	24,966
*Mitchells & Butlers P.L.C.	9,266	47,824
Mitie Group P.L.C.	7,518	24,474
Mondi P.L.C.	11,215	93,381
Morgan Crucible Co. P.L.C.	3,198	11,723
Morgan Sindall P.L.C.	778	8,401
N Brown Group P.L.C.	2,652	12,772
*National Express Group P.L.C.	10,716	42,818
National Grid P.L.C.	2,735	25,864
National Grid P.L.C. Sponsored ADR	1,305	61,961
Next P.L.C.	2,196	80,405
Northern Foods P.L.C.	9,001	6,823
*Northgate P.L.C.	2,035	7,989
Northumbrian Water Group P.L.C.	6,594	37,406
*Novae Group P.L.C.	2,639	15,483
Old Mutual P.L.C.	55,744	116,092
#Pearson P.L.C. Sponsored ADR	12,900	198,660

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Pennon Group P.L.C.	3,952	$39,440
*Persimmon P.L.C.	6,696	36,578
Phoenix IT Group, Ltd. P.L.C.	1,920	7,575
Premier Farnell P.L.C.	3,194	13,914
*Premier Foods P.L.C.	29,236	8,257
*Premier Oil P.L.C.	1,761	47,434
Provident Financial P.L.C.	1,379	16,939
Prudential P.L.C.	14,992	151,630
Prudential P.L.C. ADR	6,900	139,380
Psion P.L.C.	4,455	6,601
*Punch Taverns P.L.C.	12,288	14,111
Qinetiq P.L.C.	2,589	4,455
*Quintain Estates & Development P.L.C.	14,008	8,883
Rathbone Brothers P.L.C.	754	10,754
Reckitt Benckiser Group P.L.C.	671	37,488
Reed Elsevier P.L.C. ADR	1,125	38,599
Regus P.L.C.	13,221	18,309
Renishaw P.L.C.	2,587	47,976
*Rentokil Initial P.L.C.	20,074	31,855
Resolution, Ltd. P.L.C.	36,793	154,248
Rexam P.L.C.	13,962	71,115
Rio Tinto P.L.C.	948	61,573
#Rio Tinto P.L.C. Sponsored ADR	2,000	130,240
Robert Wiseman Dairies P.L.C.	1,693	8,890
*Rolls-Royce Group P.L.C. (3283648)	18,451	191,425
*Rolls-Royce Group P.L.C. (B520WF1)	1,180,864	1,892
Rotork P.L.C.	944	25,313
Royal Dutch Shell P.L.C. ADR	19,700	1,267,104
RPS Group P.L.C.	5,472	17,990
RSA Insurance Group P.L.C.	54,564	114,474
Sage Group P.L.C.	21,589	93,156
Sainsbury (J.) P.L.C.	16,870	105,331
Savills P.L.C.	4,011	21,142
Schroders P.L.C.	3,549	89,716
Schroders P.L.C. Non-Voting	871	17,619
Scottish & Southern Energy P.L.C.	3,532	65,273
*SDL P.L.C.	2,030	19,549
Senior P.L.C.	9,084	19,276
Serco Group P.L.C.	7,105	69,898
Severfield-Rowen P.L.C.	1,606	6,200
Severn Trent P.L.C.	1,705	38,117
Shanks Group P.L.C.	13,706	24,413
*SIG P.L.C.	8,856	16,092
*Soco International P.L.C.	3,504	17,609
Spectris P.L.C.	2,815	50,883
Speedy Hire P.L.C.	1,158	458
Spirax-Sarco Engineering P.L.C.	1,500	43,444
Spirent Communications P.L.C.	47,046	108,294
St. James’s Place P.L.C.	4,098	18,173
St. Modwen Properties P.L.C.	3,552	9,209
Stagecoach Group P.L.C.	11,463	38,395
Standard Chartered P.L.C.	18,774	543,038
Standard Life P.L.C.	32,534	118,273
*TalkTalk Telecom Group P.L.C.	5,939	12,552
Tate & Lyle P.L.C.	10,333	83,207
*Taylor Wimpey P.L.C.	25,131	8,970
Tesco P.L.C.	20,783	142,232
Thomas Cook Group P.L.C.	17,383	50,387
*Travis Perkins P.L.C.	3,041	40,308
*Trinity Mirror P.L.C.	7,656	13,045
*TT electronics P.L.C.	3,593	9,165

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
TUI Travel P.L.C.	7,598	$25,711
Tullow Oil P.L.C.	5,829	111,342
*UK Coal P.L.C.	5,854	3,467
Ultra Electronics Holdings P.L.C.	795	23,693
Umeco P.L.C.	1,615	11,205
Unilever P.L.C. Sponsored ADR	3,900	113,178
United Business Media P.L.C.	5,369	56,583
United Utilities Group P.L.C.	4,818	47,171
Vedanta Resources P.L.C.	1,465	48,718
Vodafone Group P.L.C. Sponsored ADR	43,277	1,190,550
Weir Group P.L.C. (The)	4,491	112,090
WH Smith P.LC.	4,579	35,521
Whitbread P.L.C.	5,123	138,977
William Morrison Supermarkets P.L.C.	34,087	160,422
Wincanton P.L.C.	2,286	8,709
*Wolseley P.L.C.	1,648	43,836
*Wolseley P.L.C. ADR	2,900	7,656
WPP P.L.C. Sponsored ADR	2,100	121,884
WSP Group P.L.C.	1,365	8,636
Xchanging P.L.C.	2,042	4,249
Xstrata P.L.C.	6,996	135,536
*Yell Group P.L.C.	24,812	5,622

TOTAL UNITED KINGDOM		17,469,704

TOTAL COMMON STOCKS		84,295,856

RIGHTS/WARRANTS — (0.1%)
BELGIUM — (0.0%)
*Tessenderlo Chemie NV STRIP VVPR	43	24

FRANCE — (0.0%)
*Establissements Maurel et Prom SA Warrants 06/30/14	1,811	486

UNITED KINGDOM — (0.1%)
*Standard Chartered P.L.C. Rights 11/05/10	2,346	67,919

TOTAL RIGHTS/WARRANTS		68,429

	Face Amount	Value†
	(000)

TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $265,000 FNMA 5.50%, 12/01/38, valued at $136,379) to be repurchased at $133,002.	$133	133,000

	Shares/ Face Amount
	(000)

SECURITIES LENDING COLLATERAL — (10.8%)
§@DFA Short Term Investment Fund	8,956,385	8,956,385
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $1,345,175)## to be repurchased at $1,318,823	$1,319	1,318,799

TOTAL SECURITIES LENDING COLLATERAL		10,275,184

TOTAL INVESTMENTS — (100.0%) (Cost $112,087,409)		$94,772,469

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value†
COMMON STOCKS — (85.5%)
Consumer Discretionary — (11.5%)
*1-800-FLOWERS.COM, Inc.	900	$1,620
*99 Cents Only Stores	1,500	23,130
#Aaron’s, Inc.	1,500	28,290
#*Abercrombie & Fitch Co.	1,100	47,146
*AC Moore Arts & Crafts, Inc.	300	675
Advance Auto Parts, Inc.	600	38,988
*Aeropostale, Inc.	900	21,942
*AH Belo Corp.	200	1,454
*Alloy, Inc.	200	1,950
*Amazon.com, Inc.	1,800	297,252
Ambassadors Group, Inc.	200	2,218
*American Apparel, Inc.	1,450	1,406
*American Axle & Manufacturing Holdings, Inc.	1,500	13,830
American Eagle Outfitters, Inc.	3,050	48,830
*America’s Car-Mart, Inc.	200	5,334
*Amerigon, Inc.	600	6,468
*AnnTaylor Stores Corp.	1,272	29,638
#Arbitron, Inc.	600	15,192
#*Arctic Cat, Inc.	300	3,993
*Asbury Automotive Group, Inc.	700	10,094
*Audiovox Corp. Class A	600	3,888
#*AutoNation, Inc.	2,800	65,016
*Bally Technologies, Inc.	400	14,432
#Barnes & Noble, Inc.	1,400	20,972
*Bassett Furniture Industries, Inc.	100	474
#*Beazer Homes USA, Inc.	1,400	5,684
bebe stores, inc.	1,600	10,496
*Bed Bath & Beyond, Inc.	1,700	74,630
#*Belo Corp.	1,800	10,422
*Best Buy Co., Inc.	2,300	98,854
Big 5 Sporting Goods Corp.	400	5,408
*Big Lots, Inc.	1,700	53,329
*Biglari Holdings, Inc.	15	5,001
#*BJ’s Restaurants, Inc.	300	9,945
#*Blue Nile, Inc.	100	4,260
Blyth, Inc.	150	6,018
*Bon-Ton Stores, Inc. (The)	800	9,184
#Books-A-Million, Inc.	500	3,175
#*BorgWarner, Inc.	2,900	162,719
#*Boyd Gaming Corp.	700	5,817
Brinker International, Inc.	1,700	31,518
#*Brookfield Homes Corp.	600	5,004
Brown Shoe Co., Inc.	700	8,225
#Brunswick Corp.	2,800	44,296
Buckle, Inc.	750	21,818
*Build-A-Bear-Workshop, Inc.	500	3,515
#*Cabela’s, Inc.	1,600	29,664
Cablevision Systems Corp.	2,300	61,502
*Cache, Inc.	200	998
#Callaway Golf Co.	1,600	11,008
*Cambium Learning Group, Inc.	900	2,781
*Capella Education Co.	100	5,483
*Career Education Corp.	700	12,278
*Caribou Coffee Co., Inc.	300	3,183
*CarMax, Inc.	3,400	105,366
*Carmike Cinemas, Inc.	400	3,204
*Carriage Services, Inc.	200	1,050
*Carrols Restaurant Group, Inc.	400	2,704

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Carter’s, Inc.	1,400	$34,860
*Casual Male Retail Group, Inc.	900	3,969
Cato Corp. Class A	500	13,225
#*Cavco Industries, Inc.	100	3,169
CBS Corp.	300	5,100
CBS Corp. Class B	7,900	133,747
*CEC Entertainment, Inc.	100	3,320
#*Charming Shoppes, Inc.	2,300	8,027
#*Cheesecake Factory, Inc.	500	14,560
Chico’s FAS, Inc.	3,100	30,132
*Children’s Place Retail Stores, Inc. (The)	600	26,436
#Choice Hotels International, Inc.	500	19,015
Christopher & Banks Corp.	600	3,576
#Churchill Downs, Inc.	100	3,623
Cinemark Holdings, Inc.	4,200	73,710
*Citi Trends, Inc.	400	8,392
*Clear Channel Outdoor Holdings, Inc.	600	7,128
*Coach, Inc.	1,900	95,000
*Coinstar, Inc.	200	11,516
*Coldwater Creek, Inc.	2,800	9,436
#*Collective Brands, Inc.	1,700	26,061
Columbia Sportswear Co.	1,200	62,700
*Comcast Corp. Class A	21,231	436,934
Comcast Corp. Special Class A	8,300	160,439
#*Conn’s, Inc.	400	1,760
#Cooper Tire & Rubber Co.	1,400	27,454
*Core-Mark Holding Co., Inc.	200	6,600
#*Corinthian Colleges, Inc.	700	3,654
#Cracker Barrel Old Country Store, Inc.	200	10,778
#*Crocs, Inc.	1,700	23,681
#*Crown Media Holdings, Inc.	1,413	4,126
*Culp, Inc.	400	4,056
#*Cumulus Media, Inc.	100	306
#*Dana Holding Corp.	2,200	31,130
*Darden Restaurants, Inc.	1,000	45,710
*Deckers Outdoor Corp.	1,500	87,150
*dELiA*s, Inc.	400	652
#*Destination Maternity Corp.	200	7,306
*DeVry, Inc.	200	9,572
#*Dick’s Sporting Goods, Inc.	1,600	46,112
#Dillard’s, Inc.	1,500	38,265
*DineEquity, Inc.	100	4,445
*DIRECTV Class A	5,852	254,328
#*Discovery Communications, Inc. Class A	2,400	107,064
*Discovery Communications, Inc. Class C	2,514	97,694
DISH Network Corp.	1,900	37,734
*Dolan Media Co.	1,000	10,700
#*Dollar Tree, Inc.	1,200	61,572
*Dorman Products, Inc.	400	14,596
*DR Horton, Inc.	6,400	66,816
#*DreamWorks Animation SKG, Inc.	1,100	38,830
#*Dress Barn, Inc. (The)	1,441	33,057
#*Drew Industries, Inc.	500	10,535
#*drugstore.com, Inc.	1,900	3,040
#*DSW, Inc.	400	13,308
#*Eastman Kodak Co.	5,800	27,318
*Einstein Noah Restaurant Group, Inc.	300	3,318
Emerson Radio Corp.	900	1,845
#*Entercom Communications Corp.	500	4,175
Ethan Allen Interiors, Inc.	400	6,068
#*EW Scripps Co. Class A (The)	866	7,569

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Family Dollar Stores, Inc.	600	$27,702
*Federal-Mogul Corp.	3,076	60,997
Finish Line, Inc. Class A	1,000	15,300
*Fisher Communications, Inc.	400	7,312
Foot Locker, Inc.	4,600	73,278
#*Ford Motor Co.	27,300	385,749
*Fossil, Inc.	1,050	61,940
Fred’s, Inc.	700	8,386
#*Fuel Systems Solutions, Inc.	400	16,392
*Full House Resorts, Inc.	300	1,050
*Furniture Brands International, Inc.	400	2,004
Gaiam, Inc.	700	4,942
#*GameStop Corp. Class A	1,500	29,490
Gannett Co., Inc.	4,700	55,695
*Gap, Inc.	5,100	96,951
#Garmin, Ltd.	2,200	72,248
#Gentex Corp.	3,200	63,936
Genuine Parts Co.	1,200	57,432
#*G-III Apparel Group, Ltd.	400	10,560
*Global Traffic Network, Inc.	100	637
*Goodyear Tire & Rubber Co.	1,700	17,374
*Gray Television, Inc.	800	1,560
#*Group 1 Automotive, Inc.	400	14,104
#Guess?, Inc.	900	35,028
*Gymboree Corp.	600	39,036
*Hanesbrands, Inc.	1,500	37,200
#Harley-Davidson, Inc.	1,950	59,826
*Harman International Industries, Inc.	900	30,195
Harte-Hanks, Inc.	2,000	24,160
#*Hasbro, Inc.	1,000	46,250
Haverty Furniture Cos., Inc.	300	3,207
*Heelys, Inc.	400	1,072
*Helen of Troy, Ltd.	600	15,390
#*hhgregg, Inc.	700	16,128
*Hibbett Sporting Goods, Inc.	600	16,170
#Hillenbrand, Inc.	500	10,745
#*Home Depot, Inc.	12,800	395,264
Hooker Furniture Corp.	300	3,171
#Hot Topic, Inc.	800	4,584
#*Hovnanian Enterprises, Inc.	400	1,424
*HSN, Inc.	1,080	32,335
*Iconix Brand Group, Inc.	1,500	26,250
*International Game Technology	700	10,913
International Speedway Corp.	300	6,852
#*Interpublic Group of Cos., Inc. (The)	8,900	92,115
*Interval Leisure Group, Inc.	500	7,175
*iRobot Corp.	500	10,440
#*Isle of Capri Casinos, Inc.	300	2,412
#*ITT Educational Services, Inc.	200	12,906
#*J. Crew Group, Inc.	700	22,393
#*J.C. Penney Co., Inc.	5,500	171,490
#*Jack in the Box, Inc.	400	9,264
*Jackson Hewitt Tax Service, Inc.	200	198
#*JAKKS Pacific, Inc.	600	11,310
#Jarden Corp.	500	16,030
*Jo-Ann Stores, Inc.	600	25,950
Johnson Controls, Inc.	7,300	256,376
Jones Group, Inc. (The)	1,400	20,244
*Jos. A. Bank Clothiers, Inc.	600	26,160
*Journal Communications, Inc.	800	3,688
*K12, Inc.	600	16,746

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#KB Home	1,900	$19,969
*Kenneth Cole Productions, Inc. Class A	400	5,380
*Kid Brands, Inc.	500	4,880
#*Kirkland’s, Inc.	300	4,035
*Knology, Inc.	1,000	14,550
#*Kohl’s Corp.	3,239	165,837
#*K-Swiss, Inc. Class A	700	8,512
*Lakes Entertainment, Inc.	500	1,170
#*Lamar Advertising Co. Class A	1,600	54,384
#*Las Vegas Sands Corp.	1,800	82,584
*Lazare Kaplan International, Inc.	300	600
*La-Z-Boy, Inc.	1,400	10,878
*Leapfrog Enterprises, Inc.	1,200	6,708
*Lear Corp.	400	35,360
#*Lee Enterprises, Inc.	1,000	1,840
#Leggett & Platt, Inc.	4,600	93,748
#*Lennar Corp. Class A	4,800	69,648
Lennar Corp. Class B Voting	1,600	19,072
*Libbey, Inc.	300	3,987
#*Liberty Global, Inc. Class A	2,700	102,033
#*Liberty Global, Inc. Class C	3,000	108,570
*Liberty Media Corp. Capital Class A	3,100	178,374
*Liberty Media Corp. Interactive Class A	11,152	164,604
*Liberty Media-Starz Corp. Series A	1,122	73,513
*Liberty Media-Starz Corp. Series B	20	1,320
*Lifetime Brands, Inc.	200	2,568
*Limited Brands, Inc.	4,900	144,011
*LIN TV Corp. Class A	400	1,664
#*Lincoln Educational Services Corp.	300	3,738
#Lithia Motors, Inc.	400	4,360
#*Live Nation Entertainment, Inc.	3,260	30,937
#*Liz Claiborne, Inc.	3,100	18,972
*LKQ Corp.	3,600	78,264
#*LodgeNet Interactive Corp.	600	1,530
*Lowe’s Cos., Inc.	9,296	198,284
*Luby’s, Inc.	400	2,028
#*Lumber Liquidators Holdings, Inc.	300	7,224
*M/I Homes, Inc.	500	5,290
Mac-Gray Corp.	400	4,860
Macy’s, Inc.	9,700	229,308
*Madison Square Garden, Inc.	1,375	28,586
*Maidenform Brands, Inc.	400	10,704
Marcus Corp.	200	2,564
*Marine Products Corp.	700	4,347
*MarineMax, Inc.	700	5,236
#*Marriott International, Inc. Class A	2,413	89,402
#*Martha Stewart Living Omnimedia Class A	700	3,052
*Mattel, Inc.	3,500	81,655
#*McClatchy Co. (The)	1,600	4,416
*McDonald’s Corp.	7,000	544,390
*McGraw-Hill Cos., Inc.	2,100	79,065
#MDC Holdings, Inc.	1,200	30,900
*Media General, Inc.	600	3,306
*Mediacom Communications Corp. Class A	1,200	8,280
Men’s Wearhouse, Inc. (The)	1,300	31,772
#*Meredith Corp.	800	27,160
*Meritage Homes Corp.	700	12,817
#*MGM Resorts International	7,586	82,915
*Midas, Inc.	300	2,208
*Modine Manufacturing Co.	1,700	22,984
#*Mohawk Industries, Inc.	2,500	143,350

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Monarch Casino & Resort, Inc.	102	$1,178
*Morgans Hotel Group Co.	200	1,614
#*Morningstar, Inc.	1,000	48,820
*Motorcar Parts of America, Inc.	400	4,044
*Movado Group, Inc.	400	4,496
*Nathan’s Famous, Inc.	200	3,206
National CineMedia, Inc.	1,100	20,372
*Nautilus, Inc.	296	438
*Navarre Corp.	595	1,422
*Netflix, Inc.	1,000	173,500
*New York & Co., Inc.	1,300	4,056
#*New York Times Co. Class A (The)	4,300	32,981
*Newell Rubbermaid, Inc.	2,180	38,477
*News Corp. Class A	19,300	279,078
News Corp. Class B	7,900	127,032
#*Nexstar Broadcasting Group, Inc.	500	2,830
*NIKE, Inc. Class B	3,700	301,328
#*Nordstrom, Inc.	1,900	73,169
#Nutri/System, Inc.	200	3,824
*Office Depot, Inc.	9,600	43,104
Omnicom Group, Inc.	1,800	79,128
*Orbitz Worldwide, Inc.	1,700	11,560
*O’Reilly Automotive, Inc.	1,133	66,280
#*Orient-Express Hotels, Ltd.	700	8,862
#*Orleans Homebuilders, Inc.	300	21
*Outdoor Channel Holdings, Inc.	500	2,640
*Overstock.com, Inc.	400	5,364
Oxford Industries, Inc.	200	4,606
#*Pacific Sunwear of California, Inc.	1,600	9,536
*Palm Harbor Homes, Inc.	300	387
*Panera Bread Co.	500	44,755
#*Peet’s Coffee & Tea, Inc.	100	3,825
*Penn National Gaming, Inc.	1,200	39,912
*Penske Automotive Group, Inc.	1,900	25,555
Pep Boys - Manny, Moe & Jack (The)	1,600	18,704
*Perry Ellis International, Inc.	400	8,992
PetMed Express, Inc.	300	4,635
PetSmart, Inc.	500	18,715
#Phillips-Van Heusen Corp.	1,802	110,535
#*Pier 1 Imports, Inc.	2,700	23,436
*Pinnacle Entertainment, Inc.	600	7,680
#*Playboy Enterprises, Inc. Class B	300	1,455
Polaris Industries, Inc.	300	21,327
Polo Ralph Lauren Corp.	300	29,064
Pool Corp.	800	16,112
*Priceline.com, Inc.	300	113,043
Primedia, Inc.	1,200	4,404
*Princeton Review, Inc.	300	477
#*Pulte Group, Inc.	900	7,065
*Quiksilver, Inc.	3,500	14,595
#*Radio One, Inc.	1,000	1,160
#*RadioShack Corp.	2,400	48,312
*RC2 Corp.	600	12,660
#*Red Robin Gourmet Burgers, Inc.	200	4,060
Regal Entertainment Group	3,200	43,200
#Regis Corp.	500	10,225
#Rent-A-Center, Inc.	1,500	37,710
#*Rentrak Corp.	200	5,430
*Retail Ventures, Inc.	1,000	13,590
RG Barry Corp.	400	4,136
*Ross Stores, Inc.	1,000	58,990

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Royal Caribbean Cruises, Ltd.	1,600	$63,264
*Ruby Tuesday, Inc.	1,400	16,940
#Ryland Group, Inc. (The)	1,200	17,976
*Saga Communications, Inc.	100	2,039
#*Saks, Inc.	3,300	36,762
*Salem Communications Corp.	400	1,284
#*Sally Beauty Holdings, Inc.	3,500	42,595
Scholastic Corp.	800	23,560
*Scientific Games Corp.	700	5,530
*Scripps Networks Interactive, Inc.	1,000	50,890
*Sealy Corp.	1,400	3,682
#*Sears Holdings Corp.	1,701	122,438
#*Select Comfort Corp.	1,000	8,310
Service Corp. International	6,200	51,336
*Shiloh Industries, Inc.	200	2,016
*Shoe Carnival, Inc.	200	4,580
*Shuffle Master, Inc.	400	3,764
#*Shutterfly, Inc.	700	21,070
*Signet Jewelers, Ltd. ADR	1,900	66,842
*Sinclair Broadcast Group, Inc. Class A	1,000	7,990
#*Skechers U.S.A., Inc. Class A	1,100	21,384
Skyline Corp.	100	1,783
#*Smith & Wesson Holding Corp.	300	1,125
*Snap-On, Inc.	2,200	112,200
#*Sonic Automotive, Inc.	700	7,644
Sotheby’s Class A	600	26,304
#Spartan Motors, Inc.	700	3,556
#Speedway Motorsports, Inc.	200	3,060
Stage Stores, Inc.	800	10,664
Standard Motor Products, Inc.	800	8,504
#*Standard Pacific Corp.	2,800	10,164
*Stanley Black & Decker, Inc.	2,457	152,260
*Stanley Furniture, Inc.	200	772
#Staples, Inc.	5,900	120,773
*Starbucks Corp.	7,100	202,208
*Starwood Hotels & Resorts Worldwide, Inc.	1,600	86,624
#*Stein Mart, Inc.	1,000	9,390
*Steiner Leisure, Ltd.	200	7,754
*Steinway Musical Instruments, Inc.	100	1,701
#*Steven Madden, Ltd.	600	25,380
*Stoneridge, Inc.	400	4,400
Sturm Ruger & Co., Inc.	300	4,698
Superior Industries International, Inc.	700	12,565
Systemax, Inc.	800	10,360
#*Talbots, Inc.	293	2,866
*Target Corp.	6,900	358,386
#*Tempur-Pedic International, Inc.	800	27,600
*Tenneco, Inc.	600	19,572
#*Texas Roadhouse, Inc.	300	4,608
Thor Industries, Inc.	1,400	44,086
#Tiffany & Co.	1,100	58,300
*Timberland Co. Class A	1,600	33,568
*Time Warner Cable, Inc.	5,416	313,424
*Time Warner, Inc.	13,906	452,084
*TJX Cos., Inc. (The)	1,400	64,246
#*Toll Brothers, Inc.	3,600	64,584
Tractor Supply Co.	1,200	47,520
*Trans World Entertainment Corp.	1,000	1,820
*True Religion Apparel, Inc.	500	10,225
#*Tuesday Morning Corp.	1,000	4,790
Tupperware Corp.	1,250	56,012

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Ulta Salon Cosmetics & Fragrance, Inc.	900	$27,621
#*Under Armour, Inc. Class A	900	42,012
*Unifi, Inc.	1,300	6,149
*Universal Electronics, Inc.	400	8,424
Universal Technical Institute, Inc.	200	3,870
#*Urban Outfitters, Inc.	1,300	40,001
*US Auto Parts Network, Inc.	600	4,794
V.F. Corp.	700	58,268
#*Vail Resorts, Inc.	600	24,336
*Valassis Communications, Inc.	1,500	49,500
*Valuevision Media, Inc. Class A	600	1,422
#Viacom, Inc. Class A	400	17,108
*Viacom, Inc. Class B	4,100	158,219
#*Volcom, Inc.	600	10,302
*WABCO Holdings, Inc.	1,800	83,556
Walt Disney Co. (The)	27,174	981,253
*Warnaco Group, Inc.	1,000	53,110
*Warner Music Group Corp.	1,500	7,800
#*Washington Post Co.	200	80,430
#Weight Watchers International, Inc.	1,000	33,490
Wendy’s/Arby’s Group, Inc.	8,625	39,675
#*West Marine, Inc.	700	6,867
*Wet Seal, Inc. (The)	1,700	5,950
#*Whirlpool Corp.	2,200	166,826
Wiley (John) & Sons, Inc. Class A	1,300	56,108
#Williams-Sonoma, Inc.	3,400	110,058
*Winnebago Industries, Inc.	398	3,980
#*WMS Industries, Inc.	500	21,815
Wolverine World Wide, Inc.	1,300	37,856
#World Wrestling Entertainment, Inc.	600	8,304
*Wyndham Worldwide Corp.	3,100	89,125
*Yum! Brands, Inc.	137	6,790
#*Zale Corp.	300	768
*Zumiez, Inc.	700	18,354

Total Consumer Discretionary		16,991,094

Consumer Staples — (7.3%)
Alberto-Culver Co.	900	33,561
#Alico, Inc.	100	2,560
Altria Group, Inc.	13,400	340,628
Andersons, Inc. (The)	300	11,811
*Archer-Daniels-Midland Co.	2,400	79,968
*Avon Products, Inc.	3,365	102,464
B&G Foods, Inc.	500	6,125
*BJ’s Wholesale Club, Inc.	2,100	87,633
*Boston Beer Co., Inc. Class A	200	14,318
#*Brown-Forman Corp. Class B	1,100	66,891
Calavo Growers, Inc.	200	4,386
#Cal-Maine Foods, Inc.	300	8,691
#*Campbell Soup Co.	1,072	38,860
Casey’s General Stores, Inc.	1,300	53,898
*Central European Distribution Corp.	900	22,473
*Central Garden & Pet Co.	400	4,140
*Central Garden & Pet Co. Class A	500	5,225
#*Chiquita Brands International, Inc.	1,600	21,232
#Church & Dwight Co., Inc.	1,300	85,605
*Clorox Co.	800	53,240
Coca-Cola Co. (The)	17,700	1,085,364
*Coca-Cola Enterprises, Inc.	1,700	40,817
*Colgate-Palmolive Co.	4,400	339,328
*ConAgra, Inc.	1,600	35,984

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Constellation Brands, Inc. Class A	1,412	$27,859
Corn Products International, Inc.	900	38,295
#*Costco Wholesale Corp.	1,900	119,263
*CVS Caremark Corp.	10,500	316,260
*Darling International, Inc.	1,400	14,014
*Dean Foods Co.	3,400	35,360
Del Monte Foods Co.	3,985	57,145
#Diamond Foods, Inc.	200	8,840
Dr Pepper Snapple Group, Inc.	4,300	157,165
*Elizabeth Arden, Inc.	600	12,270
*Energizer Holdings, Inc.	1,100	82,258
*Estee Lauder Cos., Inc.	1,400	99,638
Farmer Brothers Co.	200	3,282
#Flowers Foods, Inc.	3,000	76,440
*General Mills, Inc.	5,000	187,700
#*Great Atlantic & Pacific Tea Co.	1,400	4,816
#*Green Mountain Coffee, Inc.	1,950	64,330
H.J. Heinz Co.	2,800	137,508
*Hain Celestial Group, Inc.	1,300	32,149
*Hansen Natural Corp.	700	35,847
Herbalife, Ltd.	500	31,930
*Hershey Co. (The)	1,000	49,490
#*Hormel Foods Corp.	1,749	80,314
*HQ Sustainable Maritime Industries, Inc.	200	662
Imperial Sugar Co.	200	2,540
Ingles Markets, Inc.	300	5,508
Inter Parfums, Inc.	350	6,122
J & J Snack Foods Corp.	300	12,861
*J.M. Smucker Co.	2,800	179,984
#*Kellogg Co.	3,200	160,832
Kimberly-Clark Corp.	1,620	102,611
Kraft Foods, Inc.	25,513	823,305
*Kroger Co. (The)	3,900	85,800
#Lancaster Colony Corp.	300	14,964
Lance, Inc.	300	6,822
#*Lifeway Foods, Inc.	300	2,976
*Mannatech, Inc.	155	290
*McCormick & Co., Inc.	1,000	44,220
Mead Johnson Nutrition Co.	1,000	58,820
#*Medifast, Inc.	300	7,164
*Molson Coors Brewing Co.	3,144	148,491
Nash-Finch Co.	200	8,380
National Beverage Corp.	800	11,440
#Nu Skin Enterprises, Inc. Class A	1,000	30,600
*Nutraceutical International Corp.	200	3,250
*Omega Protein Corp.	200	1,130
*Overhill Farms, Inc.	400	2,080
*Pantry, Inc.	200	3,890
*PepsiCo, Inc.	10,700	698,710
Philip Morris International, Inc.	4,700	274,950
*Prestige Brands Holdings, Inc.	900	9,675
PriceSmart, Inc.	600	17,598
*Procter & Gamble Co. (The)	20,481	1,301,977
*Ralcorp Holdings, Inc.	1,300	80,678
Reliv’ International, Inc.	400	784
*Revlon, Inc.	650	7,423
Reynolds American, Inc.	2,800	181,720
#Ruddick Corp.	1,000	34,900
Safeway, Inc.	11,200	256,480
Sanderson Farms, Inc.	200	8,396
#*Sara Lee Corp.	4,700	67,351

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Schiff Nutrition International, Inc.	300	$2,424
*Seneca Foods Corp.	200	4,620
#*Smart Balance, Inc.	1,000	3,560
*Smithfield Foods, Inc.	4,900	82,075
Spartan Stores, Inc.	400	5,980
*Spectrum Brands Holdings, Inc.	500	14,175
#*SUPERVALU, Inc.	7,400	79,846
*Susser Holdings Corp.	300	4,101
Sysco Corp.	3,400	100,164
#Tootsie Roll Industries, Inc.	318	8,348
#*TreeHouse Foods, Inc.	400	18,680
*United Natural Foods, Inc.	1,100	39,336
#Universal Corp.	300	12,432
#*USANA Health Sciences, Inc.	200	8,784
*Walgreen Co.	5,900	199,892
*Wal-Mart Stores, Inc.	21,704	1,175,706
WD-40 Co.	300	11,067
Weis Markets, Inc.	600	23,376
*Whole Foods Market, Inc.	3,500	139,125
*Winn-Dixie Stores, Inc.	1,000	6,700

Total Consumer Staples		10,823,150

Energy — (8.6%)
*Allis-Chalmers Energy, Inc.	2,300	11,822
#Alon USA Energy, Inc.	1,500	8,505
#*Alpha Natural Resources, Inc.	1,400	63,238
*American Oil & Gas, Inc.	800	6,912
*Anadarko Petroleum Corp.	3,900	240,123
*Apache Corp.	3,213	324,577
Arch Coal, Inc.	3,500	86,065
*Atlas Energy, Inc.	2,800	81,536
#*ATP Oil & Gas Corp.	1,000	14,360
#*Atwood Oceanics, Inc.	1,700	55,267
*Baker Hughes, Inc.	6,086	281,964
*Basic Energy Services, Inc.	1,000	11,060
#Berry Petroleum Corp. Class A	1,600	54,736
#*Bill Barrett Corp.	1,800	67,950
*Bolt Technology Corp.	200	2,222
#*BPZ Resources, Inc.	2,500	9,300
*Brigham Exploration Co.	1,700	35,853
*Bristow Group, Inc.	1,100	42,658
*Bronco Drilling Co., Inc.	700	2,954
*Cabot Oil & Gas Corp.	2,000	57,960
*Cal Dive International, Inc.	3,800	19,228
*Callon Petroleum Co.	400	1,972
*Cameron International Corp.	2,174	95,112
CARBO Ceramics, Inc.	500	41,885
*Carrizo Oil & Gas, Inc.	600	14,172
#*Cheniere Energy, Inc.	1,200	3,936
Chesapeake Energy Corp.	8,604	186,707
*Chevron Corp.	20,988	1,733,819
#*China Natural Gas, Inc.	400	2,468
Cimarex Energy Co.	2,058	157,952
*Clayton Williams Energy, Inc.	300	17,916
#*Complete Production Services, Inc.	2,100	49,203
#*Comstock Resources, Inc.	1,129	25,233
*Concho Resources, Inc.	1,500	103,005
*ConocoPhillips	6,000	356,400
*Consol Energy, Inc.	800	29,408
*Contango Oil & Gas Co.	500	26,295
*Continental Resources, Inc.	1,600	76,048

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*CREDO Petroleum Corp.	200	$1,600
#*Crosstex Energy, Inc.	1,100	8,921
*CVR Energy, Inc.	500	4,760
*Dawson Geophysical Co.	300	7,452
*Denbury Resources, Inc.	7,972	135,683
Devon Energy Corp.	5,804	377,376
DHT Holdings, Inc.	500	2,150
#*Diamond Offshore Drilling, Inc.	1,400	92,624
*Double Eagle Petroleum Co.	400	1,704
*Dresser-Rand Group, Inc.	2,300	78,706
*Dril-Quip, Inc.	900	62,190
*El Paso Corp.	7,313	96,970
*ENGlobal Corp.	600	1,734
*EOG Resources, Inc.	3,630	347,464
*Evolution Petroleum Corp.	400	2,376
#EXCO Resources, Inc.	1,900	28,177
*Exterran Holdings, Inc.	2,300	57,891
*Exxon Mobil Corp.	6,052	402,276
#*FMC Technologies, Inc.	1,400	100,940
#*Forest Oil Corp.	2,307	70,894
Frontier Oil Corp.	1,600	21,200
#*FX Energy, Inc.	600	2,880
#General Maritime Corp.	1,370	5,261
#*Geokinetics, Inc.	400	2,728
*GeoMet, Inc.	348	256
*GeoResources, Inc.	509	8,755
*Global Industries, Ltd.	2,200	12,738
#*GMX Resources, Inc.	500	2,240
#*Goodrich Petroleum Corp.	1,000	13,640
*Gran Tierra Energy, Inc.	341	2,544
*Green Plains Renewable Energy, Inc.	400	4,448
Gulf Island Fabrication, Inc.	400	9,136
*Gulfmark Offshore, Inc.	700	20,727
*Gulfport Energy Corp.	900	14,994
*Halliburton Co.	8,657	275,812
#*Harvest Natural Resources, Inc.	1,100	13,728
*Helix Energy Solutions Group, Inc.	2,900	36,801
*Helmerich & Payne, Inc.	2,400	102,672
#*Hercules Offshore, Inc.	3,100	7,316
Hess Corp.	3,356	211,529
*HKN, Inc.	200	736
Holly Corp.	700	22,911
#*Hornbeck Offshore Services, Inc.	900	20,016
#Houston American Energy Corp.	500	7,025
*International Coal Group, Inc.	3,600	20,232
#*ION Geophysical Corp.	3,400	16,626
*James River Coal Co.	800	13,848
*Key Energy Services, Inc.	2,700	26,595
*Kodiak Oil & Gas Corp.	1,200	4,944
Lufkin Industries, Inc.	1,000	48,850
*Magnum Hunter Resources Corp.	700	3,346
*Marathon Oil Corp.	8,400	298,788
#*Mariner Energy, Inc.	3,100	77,252
Massey Energy Co.	1,400	58,898
*Matrix Service Co.	900	8,172
*Mitcham Industries, Inc.	200	1,740
*Murphy Oil Corp.	1,801	117,353
*Nabors Industries, Ltd.	7,100	148,390
National-Oilwell, Inc.	3,092	166,226
*Natural Gas Services Group, Inc.	400	6,300
*Newfield Exploration Co.	2,100	125,202

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Newpark Resources, Inc.	2,200	$12,936
*Noble Energy, Inc.	1,700	138,516
#*Northern Oil & Gas, Inc.	700	13,776
Occidental Petroleum Corp.	4,500	353,835
*Oceaneering International, Inc.	1,700	105,179
*Oil States International, Inc.	1,589	81,230
#Overseas Shipholding Group, Inc.	1,000	33,430
*OYO Geospace Corp.	200	12,122
#*Pacific Ethanol, Inc.	1,400	1,180
Panhandle Oil & Gas, Inc.	200	4,940
*Parker Drilling Co.	4,100	17,343
#*Patriot Coal Corp.	2,600	35,074
Patterson-UTI Energy, Inc.	4,700	91,227
*Peabody Energy Corp.	1,200	63,480
Penn Virginia Corp.	950	14,079
*Petrohawk Energy Corp.	4,700	79,947
*Petroleum Development Corp.	700	21,847
*PetroQuest Energy, Inc.	1,800	10,044
*PHI, Inc.	200	3,494
*Pioneer Drilling Co.	1,800	11,088
Pioneer Natural Resources Co.	3,200	223,360
*Plains Exploration & Production Co.	3,100	86,397
*Pride International, Inc.	5,023	152,297
*QEP Resources, Inc.	5,000	165,150
*Quicksilver Resources, Inc.	3,200	47,904
*RAM Energy Resources, Inc.	900	1,287
Range Resources Corp.	2,000	74,780
*Rex Energy Corp.	1,000	12,320
*Rosetta Resources, Inc.	1,300	31,083
*Rowan Cos., Inc.	2,900	95,410
RPC, Inc.	2,500	55,025
#*SandRidge Energy, Inc.	9,999	54,695
*Schlumberger, Ltd.	12,871	899,554
*SEACOR Holdings, Inc.	800	75,800
*Seahawk Drilling, Inc.	274	2,762
SM Energy Co.	1,900	79,192
Southern Union Co.	1,417	35,609
*Southwestern Energy Co.	2,500	84,625
#*Spectra Energy Corp.	5,600	133,112
#*Stone Energy Corp.	1,000	15,630
*Sunoco, Inc.	2,023	75,802
*Superior Energy Services, Inc.	2,400	66,288
*Swift Energy Corp.	1,300	41,405
*T-3 Energy Services, Inc.	400	13,388
#Teekay Corp.	2,806	89,231
*Tesoro Petroleum Corp.	4,500	58,320
*Tetra Technologies, Inc.	2,100	20,496
*TGC Industries, Inc.	330	1,221
#Tidewater, Inc.	1,701	78,467
*Toreador Resources Corp.	700	9,632
#*Trico Marine Services, Inc.	500	75
*Tri-Valley Corp.	700	510
*Ultra Petroleum Corp.	1,200	49,380
*Union Drilling, Inc.	600	2,742
*Unit Corp.	1,900	74,537
#*Uranium Energy Corp.	800	3,096
#*USEC, Inc.	2,800	15,036
*VAALCO Energy, Inc.	1,100	6,468
*Valero Energy Corp.	8,200	147,190
*Venoco, Inc.	900	13,932
#*Verenium Corp.	300	1,149

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
W&T Offshore, Inc.	1,400	$15,232
*Warren Resources, Inc.	2,000	8,360
*Western Refining, Inc.	1,800	11,970
*Westmoreland Coal Co.	400	4,248
*Whiting Petroleum Corp.	1,300	130,572
*Willbros Group, Inc.	800	7,088
*Williams Cos., Inc. (The)	3,300	71,016
World Fuel Services Corp.	1,600	45,168

Total Energy		12,737,342

Financials — (12.6%)
#1st Source Corp.	300	5,301
21st Century Holding Co.	200	712
Abington Bancorp, Inc.	500	5,370
*Affiliated Managers Group, Inc.	800	68,488
*Affirmative Insurance Holdings, Inc.	100	370
*Aflac, Inc.	3,000	167,670
*Allegheny Corp.	204	61,298
Allied World Assurance Co. Holdings, Ltd.	1,200	68,652
*Allstate Corp. (The)	5,000	152,450
#*Alterra Capital Holdings, Ltd.	1,400	28,280
*Altisource Portfolio Solutions SA	500	13,080
*Amcore Financial, Inc.	102	—
*American Capital, Ltd.	2,664	18,595
#American Equity Investment Life Holding Co.	1,100	11,935
*American Express Co.	8,000	331,680
American National Insurance Co.	600	47,064
*American Safety Insurance Holdings, Ltd.	300	5,571
*Ameriprise Financial, Inc.	1,600	82,704
*Ameris Bancorp	203	1,882
*AMERISAFE, Inc.	500	9,545
AmTrust Financial Services, Inc.	1,200	17,964
*AON Corp.	1,600	63,600
*Arch Capital Group, Ltd.	1,000	86,390
Argo Group International Holdings, Ltd.	700	24,283
#Arrow Financial Corp.	212	5,171
Aspen Insurance Holdings, Ltd.	2,140	60,712
*Asset Acceptance Capital Corp.	900	5,202
#Associated Banc-Corp.	3,903	49,451
*Assurant, Inc.	1,400	55,356
#Assured Guaranty, Ltd.	3,300	62,865
Asta Funding, Inc.	300	2,469
#Astoria Financial Corp.	2,100	26,082
*Atlantic Coast Federal Corp.	200	338
*Avatar Holdings, Inc.	200	3,648
Axis Capital Holdings, Ltd.	2,400	81,624
#BancFirst Corp.	400	16,440
*Bancorp, Inc.	400	2,996
#BancorpSouth, Inc.	2,000	26,380
*BancTrust Financial Group, Inc.	200	584
Bank Mutual Corp.	600	2,892
*Bank of America Corp.	128,591	1,471,081
*Bank of Florida Corp.	200	7
#Bank of Hawaii Corp.	800	34,552
*Bank of New York Mellon Corp. (The)	10,200	255,612
Bank of the Ozarks, Inc.	400	15,204
#*BankAtlantic Bancorp, Inc.	826	748
BankFinancial Corp.	500	4,575
Banner Corp.	400	664
*BB&T Corp.	6,405	149,941
*Beneficial Mutual Bancorp, Inc.	1,400	10,276

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Berkshire Hathaway, Inc.	500	$39,780
Berkshire Hills Bancorp, Inc.	100	1,934
#BGC Partners, Inc. Class A	800	5,552
BlackRock, Inc.	700	119,693
BOK Financial Corp.	1,338	61,856
Boston Private Financial Holdings, Inc.	1,400	7,994
Brookline Bancorp, Inc.	1,300	12,662
Brown & Brown, Inc.	1,700	37,893
*Cadence Financial Corp.	200	498
Calamos Asset Management, Inc.	500	5,995
Camden National Corp.	200	6,848
#Capital City Bank Group, Inc.	200	2,390
*Capital One Financial Corp.	4,600	171,442
CapitalSource, Inc.	7,360	44,970
*Capitol Bancorp, Ltd.	300	342
#Capitol Federal Financial	800	18,720
Cardinal Financial Corp.	600	5,994
*Cardtronics, Inc.	700	11,865
Cash America International, Inc.	700	24,661
#Cathay General Bancorp	1,500	20,400
*CB Richard Ellis Group, Inc.	3,400	62,390
Center Bancorp, Inc.	336	2,550
*Center Financial Corp.	200	1,044
CenterState Banks of Florida, Inc.	500	3,700
#*Central Pacific Financial Corp.	200	304
#*Charles Schwab Corp. (The)	5,400	83,160
Chemical Financial Corp.	500	10,140
#Chubb Corp.	2,800	162,456
#Cincinnati Financial Corp.	1,828	53,816
*CIT Group, Inc.	2,529	109,582
*Citigroup, Inc.	309,603	1,291,045
#*Citizens, Inc.	1,000	6,920
#City Holding Co.	300	9,510
#City National Corp.	1,600	82,512
Clifton Savings Bancorp, Inc.	300	2,517
CME Group, Inc.	300	86,895
#*CNA Financial Corp.	4,800	133,056
*CNA Surety Corp.	1,100	21,175
*CNO Financial Group, Inc.	6,200	33,728
#CoBiz Financial, Inc.	800	3,872
Cohen & Steers, Inc.	800	20,056
#Columbia Banking System, Inc.	600	10,926
Comerica, Inc.	4,000	143,120
#Commerce Bancshares, Inc.	1,510	55,628
#Community Bank System, Inc.	700	16,359
Community Trust Bancorp, Inc.	100	2,731
*CompuCredit Holdings Corp.	499	2,809
Consolidated-Tokoma Land Co.	200	5,254
#*Cowen Group, Inc.	800	2,800
*Credit Acceptance Corp.	700	41,167
#Cullen Frost Bankers, Inc.	1,200	62,928
#CVB Financial Corp.	2,400	18,264
#Danvers Bancorp, Inc.	400	6,012
#Delphi Financial Group, Inc. Class A	1,200	32,484
Dime Community Bancshares, Inc.	700	10,213
*Dollar Financial Corp.	500	12,510
Donegal Group, Inc. Class A	500	6,925
*Doral Financial Corp.	1,100	1,650
Duff & Phelps Corp.	300	4,182
East West Bancorp, Inc.	2,700	47,601
Eastern Insurance Holdings, Inc.	200	2,226

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Eaton Vance Corp.	400	$11,508
*eHealth, Inc.	500	6,755
#EMC Insurance Group, Inc.	300	6,342
Employers Holdings, Inc.	1,100	17,809
#*Encore Bancshares, Inc.	200	1,542
*Encore Capital Group, Inc.	600	12,192
Endurance Specialty Holdings, Ltd.	1,500	62,100
*Enstar Group, Ltd.	300	24,057
Enterprise Financial Services Corp.	100	987
Erie Indemnity Co.	600	34,308
#ESSA Bancorp, Inc.	400	5,060
Evercore Partners, Inc. Class A	200	6,072
Everest Re Group, Ltd.	1,100	92,708
*EzCorp, Inc.	900	19,332
#F.N.B. Corp.	2,400	20,400
#FBL Financial Group, Inc. Class A	800	20,928
*Federated Investors, Inc.	100	2,491
Fidelity National Financial, Inc.	4,800	64,272
Fifth Third Bancorp	5,500	69,080
Financial Institutions, Inc.	300	5,415
*First Acceptance Corp.	1,000	1,860
First Bancorp	200	2,678
#First Busey Corp.	400	1,856
*First Cash Financial Services, Inc.	600	17,442
#First Commonwealth Financial Corp.	800	4,656
First Community Bancshares, Inc.	400	5,384
First Defiance Financial Corp.	200	2,228
First Financial Bancorp	1,300	21,892
First Financial Bankshares, Inc.	500	23,630
#First Financial Corp.	100	2,923
First Financial Holdings, Inc.	300	3,135
First Financial Northwest, Inc.	400	1,528
#*First Horizon National Corp.	1,983	20,008
First Merchants Corp.	300	2,496
First Mercury Financial Corp.	400	6,520
First Midwest Bancorp, Inc.	1,600	17,136
#First Niagara Financial Group, Inc.	4,589	54,380
*First Place Financial Corp.	400	1,324
First Security Group, Inc.	400	660
First South Bancorp, Inc.	200	2,008
FirstMerit Corp.	2,104	36,147
Flagstone Reinsurance Holdings SA	2,006	21,865
Flushing Financial Corp.	600	7,890
#*Forest City Enterprises, Inc. Class A	4,808	70,149
Franklin Resources, Inc.	1,600	183,520
Fulton Financial Corp.	4,000	37,360
Gallagher (Arthur J.) & Co.	2,000	56,320
#GAMCO Investors, Inc.	100	4,284
*Genworth Financial, Inc.	10,100	114,534
German American Bancorp, Inc.	200	3,380
GFI Group, Inc.	2,300	11,017
Glacier Bancorp, Inc.	300	3,900
*Gleacher & Co., Inc.	1,900	4,275
*Global Indemnity P.L.C.	450	7,596
*Goldman Sachs Group, Inc. (The)	4,782	769,663
Great Southern Bancorp, Inc.	300	6,747
#*Greene Bancshares, Inc.	201	776
#Greenhill & Co., Inc.	300	23,301
*Greenlight Capital Re, Ltd.	700	19,992
*Guaranty Bancorp	600	984
*Hallmark Financial Services, Inc.	500	4,470

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Hampden Bancorp, Inc.	100	$1,019
#Hancock Holding Co.	700	21,994
*Hanmi Financial Corp.	1,100	1,287
#Hanover Insurance Group, Inc.	1,300	58,825
Harleysville Group, Inc.	700	24,031
#*Harris & Harris Group, Inc.	600	2,502
*Hartford Financial Services Group, Inc.	5,600	134,288
HCC Insurance Holdings, Inc.	2,600	68,848
Heartland Financial USA, Inc.	361	5,577
#*Heritage Commerce Corp.	200	752
#Heritage Financial Group	200	1,650
*HFF, Inc.	300	2,949
*Hilltop Holdings, Inc.	1,400	13,986
Home Bancshares, Inc.	668	13,741
Home Federal Bancorp, Inc.	290	3,492
Horace Mann Educators Corp.	900	16,821
Huntington Bancshares, Inc.	5,311	30,113
IBERIABANK Corp.	500	26,025
Independence Holding Co.	300	2,538
#Independent Bank Corp.	400	9,396
#*Interactive Brokers Group, Inc.	800	14,976
#*International Assets Holding Corp.	459	10,121
#International Bancshares Corp.	1,700	29,121
*Invesco, Ltd.	7,100	163,300
*Investment Technology Group, Inc.	900	12,816
*Investors Bancorp, Inc.	746	8,952
#*Janus Capital Group, Inc.	1,800	19,008
#Jefferies Group, Inc.	2,500	59,825
JMP Group, Inc.	400	2,660
Jones Lang LaSalle, Inc.	900	70,254
*JPMorgan Chase & Co.	43,854	1,650,226
#KBW, Inc.	600	15,180
Kearny Financial Corp.	1,000	8,730
*KeyCorp	8,250	67,568
#*Knight Capital Group, Inc.	2,100	27,363
#Lakeland Bancorp, Inc.	500	4,635
Lakeland Financial Corp.	300	5,697
Legacy Bancorp, Inc.	200	1,532
*Legg Mason, Inc.	2,700	83,781
#Life Partners Holdings, Inc.	250	4,640
*Lincoln National Corp.	3,300	80,784
*Loews Corp.	1,500	59,220
#*M&T Bank Corp.	1,168	87,308
MainSource Financial Group, Inc.	200	1,654
*Markel Corp.	200	67,004
MarketAxess Holdings, Inc.	600	10,902
*Marlin Business Services Corp.	300	3,651
*Marsh & McLennan Cos., Inc.	3,400	84,932
*Marshall & Ilsley Corp.	3,900	23,049
*Maui Land & Pineapple Co., Inc.	400	1,760
#MB Financial, Inc.	1,200	17,868
#*MBIA, Inc.	2,600	29,146
#*MBT Financial Corp.	300	579
MCG Capital Corp.	1,500	9,495
Meadowbrook Insurance Group, Inc.	1,600	13,808
Medallion Financial Corp.	300	2,409
Mercer Insurance Group, Inc.	200	3,670
Mercury General Corp.	1,300	55,224
*Meridian Interstate Bancorp, Inc.	400	4,244
*MetLife, Inc.	3,600	145,188
*MF Global Holdings, Ltd.	2,600	20,358

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*MGIC Investment Corp.	1,100	$9,702
Montpelier Re Holdings, Ltd.	1,800	32,976
#*Moody’s Corp.	1,100	29,766
*Morgan Stanley	14,134	351,513
*MSCI, Inc.	1,326	47,537
*Nara Bancorp, Inc.	800	6,272
*NASDAQ OMX Group, Inc. (The)	2,000	42,040
#*National Financial Partners Corp.	700	9,660
National Interstate Corp.	500	10,735
#National Penn Bancshares, Inc.	2,700	17,523
*Navigators Group, Inc. (The)	400	18,388
#NBT Bancorp, Inc.	700	15,435
Nelnet, Inc. Class A	1,100	24,717
*Neostem, Inc.	200	376
New Westfield Financial, Inc.	700	5,915
#New York Community Bancorp, Inc.	3,500	59,255
NewAlliance Bancshares, Inc.	2,300	29,647
*NewBridge Bancorp	300	1,185
#*NewStar Financial, Inc.	1,100	8,371
Northeast Community Bancorp, Inc.	300	1,794
Northern Trust Corp.	2,400	119,112
#Northfield Bancorp, Inc.	1,000	11,350
Northwest Bancshares, Inc.	2,250	25,515
NYMAGIC, Inc.	200	5,134
OceanFirst Financial Corp.	200	2,388
#*Ocwen Financial Corp.	2,100	18,123
Old National Bancorp	2,000	18,920
#*Old Republic International Corp.	3,585	47,322
#Old Second Bancorp, Inc.	300	591
OneBeacon Insurance Group, Ltd.	600	8,448
#*optionsXpress Holdings, Inc.	1,100	17,567
Oriental Financial Group, Inc.	500	6,615
Oritani Financial Corp.	1,050	11,140
Pacific Continental Corp.	400	3,324
#PacWest Bancorp	600	10,458
Park National Corp.	300	19,605
PartnerRe, Ltd.	1,500	118,980
*Penson Worldwide, Inc.	700	3,605
Peoples Bancorp, Inc.	300	3,954
#*People’s United Financial, Inc.	5,000	61,550
#*PHH Corp.	1,400	26,978
*Phoenix Cos., Inc. (The)	2,600	5,460
*PICO Holdings, Inc.	400	12,296
#*Pinnacle Financial Partners, Inc.	500	5,705
*Piper Jaffray Cos., Inc.	400	12,388
Platinum Underwriters Holdings, Ltd.	1,300	55,965
*PMI Group, Inc. (The)	1,900	6,365
*PNC Financial Services Group, Inc.	4,700	253,330
*Popular, Inc.	4,000	10,920
#*Portfolio Recovery Associates, Inc.	400	26,820
*Primus Guaranty, Ltd.	500	2,485
*Principal Financial Group, Inc.	1,600	42,944
#PrivateBancorp, Inc.	500	5,895
*ProAssurance Corp.	900	51,741
*Progressive Corp.	4,100	86,756
Prosperity Bancshares, Inc.	1,100	34,199
#Provident Financial Services, Inc.	1,300	16,432
Provident New York Bancorp	1,000	8,870
*Prudential Financial, Inc.	4,000	210,320
QC Holdings, Inc.	300	1,131
Radian Group, Inc.	1,600	12,144

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Raymond James Financial, Inc.	2,700	$76,194
Regions Financial Corp.	8,000	50,400
Reinsurance Group of America, Inc.	1,192	59,683
RenaissanceRe Holdings, Ltd.	500	30,130
#Renasant Corp.	400	6,540
*Republic First Bancorp, Inc.	300	651
Resource America, Inc.	300	1,851
*Riverview Bancorp, Inc.	100	218
#RLI Corp.	600	34,452
Rockville Financial, Inc.	400	4,524
*Rodman & Renshaw Capital Group, Inc.	700	2,009
#Roma Financial Corp.	600	5,946
Rome Bancorp, Inc.	200	2,180
#S&T Bancorp, Inc.	600	11,760
S.Y. Bancorp, Inc.	100	2,450
*Safeguard Scientifics, Inc.	400	5,888
Safety Insurance Group, Inc.	300	13,938
Sanders Morris Harris Group, Inc.	800	4,640
Sandy Spring Bancorp, Inc.	400	6,960
SCBT Financial Corp.	300	9,159
SeaBright Holdings, Inc.	700	5,859
*Seacoast Banking Corp. of Florida	92	115
SEI Investments Co.	1,500	33,225
#Selective Insurance Group, Inc.	1,100	18,612
*Signature Bank	800	33,792
Simmons First National Corp.	300	8,157
*Smithtown Bancorp, Inc.	100	373
*Southern Community Financial Corp.	300	489
Southside Bancshares, Inc.	327	6,151
#Southwest Bancorp, Inc.	200	1,980
StanCorp Financial Group, Inc.	1,100	47,190
State Auto Financial Corp.	900	14,094
State Bancorp, Inc.	200	1,836
State Street Corp.	5,200	217,152
StellarOne Corp.	400	5,112
#Sterling Bancorp	500	4,695
#Sterling Bancshares, Inc.	900	4,851
#Stewart Information Services Corp.	300	3,246
#*Stifel Financial Corp.	611	28,955
Student Loan Corp.	400	11,928
#Suffolk Bancorp	100	2,590
*Sun Bancorp, Inc.	210	830
*SunTrust Banks, Inc.	4,480	112,090
#Susquehanna Bancshares, Inc.	2,000	15,800
#*SVB Financial Group	1,000	43,340
SWS Group, Inc.	700	4,809
#Synovus Financial Corp.	1,900	4,104
T. Rowe Price Group, Inc.	1,700	93,959
#TCF Financial Corp.	3,100	40,796
*TD Ameritrade Holding Corp.	2,939	50,228
*Tejon Ranch Co.	451	10,039
#*Teton Advisors, Inc.	1	8
#*Texas Capital Bancshares, Inc.	700	12,705
TFS Financial Corp.	2,400	21,000
*Thomas Properties Group, Inc.	500	1,870
*TIB Financial Corp.	100	40
#*TierOne Corp.	200	1
Tompkins Financial Corp.	220	8,492
Torchmark Corp.	700	40,096
Tower Bancorp, Inc.	200	4,324
#Tower Group, Inc.	800	19,424

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#TowneBank	300	$4,350
*TradeStation Group, Inc.	900	4,941
Transatlantic Holdings, Inc.	700	36,820
Travelers Cos., Inc. (The)	5,300	292,560
*Tree.com, Inc.	63	466
#TriCo Bancshares	400	6,236
#Trustco Bank Corp.	1,800	9,702
Trustmark Corp.	1,600	35,344
U.S. Bancorp	11,544	279,134
UMB Financial Corp.	1,200	44,472
#Umpqua Holdings Corp.	2,200	24,200
#United Bankshares, Inc.	300	8,016
*United Community Banks, Inc.	917	1,797
United Financial Bancorp, Inc.	400	5,416
United Fire & Casualty Co.	600	12,018
*United PanAm Financial Corp.	500	2,325
Unitrin, Inc.	1,700	41,310
Universal Insurance Holdings, Inc.	1,000	4,550
#Univest Corp. of Pennsylvania	220	4,149
*Unum Group	6,800	152,456
Validus Holdings, Ltd.	3,259	92,425
#Valley National Bancorp	3,732	49,785
ViewPoint Financial Group	840	8,064
*Virginia Commerce Bancorp, Inc.	400	2,124
*Virtus Investment Partners, Inc.	105	3,859
Waddell & Reed Financial, Inc.	1,100	31,977
Washington Banking Co.	400	5,036
Washington Federal, Inc.	2,700	40,581
Washington Trust Bancorp, Inc.	300	6,027
*Waterstone Financial, Inc.	700	2,618
#Webster Financial Corp.	1,800	30,816
*Wells Fargo & Co.	57,375	1,496,340
WesBanco, Inc.	500	8,305
*West Bancorporation, Inc.	300	1,971
#*West Coast Bancorp	200	526
Westamerica Bancorporation	300	15,006
#*Western Alliance Bancorp	1,400	8,456
White Mountains Insurance Group, Ltd.	200	63,840
Whitney Holding Corp.	700	5,796
#Wilmington Trust Corp.	1,200	8,532
Wilshire Bancorp, Inc.	600	4,026
#Wintrust Financial Corp.	500	14,970
*World Acceptance Corp.	400	17,260
WR Berkley Corp.	1,200	33,024
*Yadkin Valley Financial Corp.	200	466
*Zions Bancorporation	2,395	49,481
*ZipRealty, Inc.	700	2,268

Total Financials		18,736,627

Health Care — (10.1%)
*Abaxis, Inc.	400	9,604
*Abbott Laboratories	11,100	569,652
#*ABIOMED, Inc.	800	8,248
*Accelrys, Inc.	1,375	9,969
*Accuray, Inc.	900	5,922
*Aetna, Inc.	5,700	170,202
#*Affymax, Inc.	200	1,014
*Affymetrix, Inc.	1,000	4,480
*Air Methods Corp.	300	12,270
*Albany Molecular Research, Inc.	100	640
#*Alere, Inc.	1,400	41,370

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Alexion Pharmaceuticals, Inc.	600	$40,980
#*Alexza Pharmaceuticals, Inc.	1,100	1,144
#*Align Technology, Inc.	800	13,624
*Alkermes, Inc.	1,900	21,983
*Allergan, Inc.	3,200	231,712
#*Alliance HealthCare Services, Inc.	900	3,546
*Allied Healthcare International, Inc.	1,000	2,830
*Allos Therapeutics, Inc.	600	2,388
*Allscripts Healthcare Solutions, Inc.	4,640	88,578
#*Almost Family, Inc.	200	6,906
#*Alnylam Pharmaceuticals, Inc.	250	3,285
*Alphatec Holdings, Inc.	1,200	2,616
*AMAG Pharmaceuticals, Inc.	200	3,182
*Amedisys, Inc.	600	15,276
America Services Group, Inc.	200	3,060
*American Dental Partners, Inc.	200	2,332
#*American Medical Systems Holdings, Inc.	1,600	32,320
*AMERIGROUP Corp.	1,200	50,076
*AmerisourceBergen Corp.	1,600	52,512
*Amgen, Inc.	6,038	345,313
*AMN Healthcare Services, Inc.	700	3,710
*Amsurg Corp.	707	12,783
#*Amylin Pharmaceuticals, Inc.	200	2,606
Analogic Corp.	300	13,689
*AngioDynamics, Inc.	400	5,688
*Anika Therapeutics, Inc.	100	648
*Animal Health International, Inc.	200	556
#*Ardea Biosciences, Inc.	300	6,396
*Arena Pharmaceuticals, Inc.	1,700	2,805
#*Ariad Pharmaceuticals, Inc.	2,600	9,568
*Arqule, Inc.	300	1,656
*Array BioPharma, Inc.	500	1,620
*ArthroCare Corp.	200	5,456
#*Assisted Living Concepts, Inc.	170	5,482
*athenahealth, Inc.	205	8,194
*AtriCure, Inc.	100	789
#*AVANIR Pharmaceuticals, Inc.	63	153
*Bard (C.R.), Inc.	700	58,184
Baxter International, Inc.	4,200	213,780
#Beckman Coulter, Inc.	1,100	58,564
#*Becton Dickinson & Co.	1,700	128,384
*BioClinica, Inc.	200	806
#*BioCryst Pharmaceuticals, Inc.	600	2,976
*Biogen Idec, Inc.	2,800	175,588
#*BioMimetic Therapeutics, Inc.	420	4,763
*Bio-Rad Laboratories, Inc. Class A	500	45,310
*Bio-Reference Labs, Inc.	400	8,624
*BioScrip, Inc.	600	3,378
*BMP Sunstone Corp.	800	7,872
*Boston Scientific Corp.	13,000	82,940
*Bovie Medical Corp.	300	549
Bristol-Myers Squibb Co.	17,431	468,894
#*Brookdale Senior Living, Inc.	3,100	58,218
*Bruker BioSciences Corp.	1,600	23,984
#*Cadence Pharmaceuticals, Inc.	400	3,552
#*Caliper Life Sciences, Inc.	800	3,600
*Capital Senior Living Corp.	800	4,768
*Caraco Pharmaceutical Laboratories, Ltd.	500	2,580
*Cardiac Science Corp.	500	1,140
Cardinal Health, Inc.	1,700	58,973
#*Cardium Therapeutics, Inc.	250	115

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*CareFusion Corp.	4,100	$98,974
*Catalyst Health Solutions, Inc.	900	34,065
*Celera Corp.	2,300	13,110
*Celgene Corp.	2,600	161,382
#*Celldex Therapeutics, Inc.	200	890
*Centene Corp.	1,200	26,784
#*Cephalon, Inc.	1,000	66,440
#*Cepheid, Inc.	411	8,647
#*Cerner Corp.	600	52,698
#*Charles River Laboratories International, Inc.	1,600	52,432
Chemed Corp.	100	5,894
*Cigna Corp.	6,900	242,811
*Clinical Data, Inc.	200	3,798
*Community Health Systems, Inc.	2,119	63,740
Computer Programs & Systems, Inc.	200	9,134
*Conceptus, Inc.	400	5,684
*CONMED Corp.	500	11,005
*Continucare Corp.	1,400	6,300
#Cooper Cos., Inc.	1,100	54,274
*Corvel Corp.	300	13,440
#*Covance, Inc.	800	37,592
*Coventry Health Care, Inc.	1,400	32,788
*Cross Country Healthcare, Inc.	700	5,110
*CryoLife, Inc.	900	5,805
*Cubist Pharmaceuticals, Inc.	1,200	27,936
*Curis, Inc.	900	1,260
*Cutera, Inc.	200	1,446
*Cyberonics, Inc.	400	11,004
*Cynosure, Inc. Class A	200	2,036
*Cypress Bioscience, Inc.	800	3,192
*Cytokinetics, Inc.	1,100	2,904
#*Cytori Therapeutics, Inc.	700	3,402
*DaVita, Inc.	1,300	93,275
*Dendreon Corp.	800	29,200
#DENTSPLY International, Inc.	1,200	37,668
*DepoMed, Inc.	700	3,423
*DexCom, Inc.	1,300	17,875
*Dionex Corp.	300	26,769
*Durect Corp.	700	1,869
*Dyax Corp.	1,500	3,615
*Edwards Lifesciences Corp.	1,200	76,692
*Eli Lilly & Co.	6,800	239,360
#*Emergency Medical Services Corp. Class A	600	32,628
*Emergent BioSolutions, Inc.	500	9,035
#*Emeritus Corp.	900	16,785
*Endo Pharmaceuticals Holdings, Inc.	3,500	128,590
—*Endo Pharmaceuticals Solutions	300	330
Ensign Group, Inc.	400	7,508
*Enzo Biochem, Inc.	1,000	4,310
*Enzon Pharmaceuticals, Inc.	800	9,000
*eResearch Technology, Inc.	800	6,096
*Exactech, Inc.	300	4,878
*Exelixis, Inc.	2,100	9,366
*Express Scripts, Inc.	1,600	77,632
*Five Star Quality Care, Inc.	400	2,172
*Forest Laboratories, Inc.	2,100	69,405
*Fresenius Kabi Pharmaceuticals Holding, Inc.	2,200	103
*Furiex Pharmaceuticals, Inc.	175	2,014
#*Genomic Health, Inc.	200	2,832
*Genoptix, Inc.	400	6,808
#*Gen-Probe, Inc.	1,000	48,430

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Gentiva Health Services, Inc.	600	$13,968
#*Genzyme Corp.	1,600	115,408
#*Geron Corp.	1,800	10,044
*Gilead Sciences, Inc.	4,000	158,680
*Greatbatch, Inc.	300	6,525
*GTx, Inc.	400	1,120
*Haemonetics Corp.	400	21,860
#*Halozyme Therapeutics, Inc.	800	5,864
*Hanger Orthopedic Group, Inc.	700	13,104
*Harvard Bioscience, Inc.	500	1,970
*Health Management Associates, Inc.	5,500	44,055
*Health Net, Inc.	2,700	72,603
#*HealthSouth Corp.	2,200	39,798
*HealthSpring, Inc.	1,400	40,866
*HealthStream, Inc.	600	3,840
*Healthways, Inc.	800	8,384
*Henry Schein, Inc.	1,251	70,244
Hill-Rom Holdings, Inc.	1,000	38,750
#*Hi-Tech Pharmacal Co., Inc.	200	4,326
*HMS Holdings Corp.	300	18,033
*Hologic, Inc.	4,769	76,399
*Hospira, Inc.	1,300	77,324
*Human Genome Sciences, Inc.	1,400	37,632
*Humana, Inc.	2,600	151,554
*ICU Medical, Inc.	200	7,300
*Idenix Pharmaceuticals, Inc.	600	2,598
*Idera Pharmaceuticals, Inc.	200	540
#*IDEXX Laboratories, Inc.	800	47,968
#*Illumina, Inc.	800	43,448
*Immucor, Inc.	1,700	29,580
#*ImmunoGen, Inc.	700	5,754
#*Immunomedics, Inc.	800	3,144
*Impax Laboratories, Inc.	1,100	20,724
*Incyte Corp.	2,500	41,650
*Infinity Pharmaceuticals, Inc.	418	2,374
*Inspire Pharmaceuticals, Inc.	1,600	11,200
*Insulet Corp.	362	5,774
*Integra LifeSciences Holdings Corp.	400	17,208
*IntegraMed America, Inc.	300	2,550
#*InterMune, Inc.	51	670
#*Intuitive Surgical, Inc.	200	52,590
Invacare Corp.	800	21,600
*IPC The Hospitalist Co.	300	9,609
*IRIS International, Inc.	400	3,704
*Isis Pharmaceuticals, Inc.	900	8,226
*ISTA Pharmaceuticals, Inc.	1,000	4,320
*Jazz Pharmaceuticals, Inc.	1,000	10,630
*Johnson & Johnson	23,075	1,469,185
*Kendle International, Inc.	300	2,733
#*Kensey Nash Corp.	100	2,696
*Kindred Healthcare, Inc.	797	10,935
*Kinetic Concepts, Inc.	1,600	60,848
#*Laboratory Corp. of America Holdings	400	32,528
Landauer, Inc.	200	12,218
#*Lannet Co., Inc.	400	2,048
*LCA-Vision, Inc.	500	3,480
*LeMaitre Vascular, Inc.	500	3,250
#*LHC Group, Inc.	400	10,760
*Life Technologies Corp.	2,850	143,013
#*LifePoint Hospitals, Inc.	1,500	50,880
Lincare Holdings, Inc.	2,250	58,995

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Luminex Corp.	400	$7,204
*Magellan Health Services, Inc.	900	43,200
#*MAKO Surgical Corp.	300	3,234
#*Mannkind Corp.	1,000	6,380
*MAP Pharmaceuticals, Inc.	200	3,046
#Masimo Corp.	600	18,102
*Matrixx Initiatives, Inc.	200	1,072
#*Maxygen, Inc.	700	4,487
*McKesson Corp.	1,400	92,372
*MedAssets, Inc.	1,200	22,248
*MedCath Corp.	400	3,964
*Medco Health Solutions, Inc.	4,300	225,879
*Medical Action Industries, Inc.	300	2,976
*Medicines Co. (The)	1,200	15,324
Medicis Pharmaceutical Corp. Class A	1,400	41,650
*Medivation, Inc.	400	4,620
*Mednax, Inc.	1,000	59,210
*MedQuist, Inc.	600	5,088
*MEDTOX Scientific, Inc.	300	3,519
*Medtronic, Inc.	8,468	298,158
Merck & Co., Inc.	37,396	1,356,727
*Merge Healthcare, Inc.	500	1,670
Meridian Bioscience, Inc.	300	6,867
*Merit Medical Systems, Inc.	600	9,486
#*Metabolix, Inc.	300	4,188
#*Metropolitan Health Networks, Inc.	900	3,816
#*Mettler Toledo International, Inc.	600	78,336
*Micromet, Inc.	400	2,996
*MiddleBrook Pharmaceuticals, Inc.	500	42
*Molina Healthcare, Inc.	700	18,144
#*Momenta Pharmaceuticals, Inc.	300	5,013
*MWI Veterinary Supply, Inc.	300	17,160
*Myrexis, Inc.	200	734
*Myriad Genetics, Inc.	800	15,944
*Nabi Biopharmaceuticals	1,400	6,874
*Nanosphere, Inc.	600	2,724
#National Healthcare Corp.	300	10,923
*Natus Medical, Inc.	600	7,860
#*Nektar Therapeutics	135	1,967
#*Neurocrine Biosciences, Inc.	500	4,070
#*NeurogesX, Inc.	300	2,091
*Nighthawk Radiology Holdings, Inc.	500	3,205
*NovaMed, Inc.	200	2,350
#*Novavax, Inc.	700	1,701
#*NPS Pharmaceuticals, Inc.	800	4,984
#*NuVasive, Inc.	700	18,340
*NxStage Medical, Inc.	1,100	22,176
*Obagi Medical Products, Inc.	500	5,705
Omnicare, Inc.	2,800	67,536
*Omnicell, Inc.	600	8,382
*Onyx Pharmaceuticals, Inc.	1,200	32,196
#*Opko Health, Inc.	1,300	3,588
#*Optimer Pharmaceuticals, Inc.	300	2,817
*OraSure Technologies, Inc.	1,200	4,884
#*Orexigen Therapeutics, Inc.	500	2,645
*Osiris Therapeutics, Inc.	600	4,410
*Osteotech, Inc.	300	1,947
Owens & Minor, Inc.	1,500	42,720
*Pain Therapeutics, Inc.	900	6,912
*Palomar Medical Technologies, Inc.	400	4,232
*Par Pharmaceutical Cos., Inc.	800	26,008

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Parexel International Corp.	1,200	$25,800
#*Patterson Cos., Inc.	300	8,295
*PDI, Inc.	200	1,754
PDL BioPharma, Inc.	2,500	13,075
*PerkinElmer, Inc.	3,600	84,420
#Perrigo Co.	1,000	65,880
*Pfizer, Inc.	59,245	1,030,863
#Pharmaceutical Products Development Service, Inc.	2,100	54,201
*Pharmasset, Inc.	300	11,250
*PharMerica Corp.	500	5,020
*Pozen, Inc.	200	1,330
*Progenics Pharmaceuticals, Inc.	500	2,350
*Providence Service Corp.	300	4,929
#*PSS World Medical, Inc.	1,200	28,356
#*Psychiatric Solutions, Inc.	1,400	47,180
#Quality Systems, Inc.	400	25,704
Quest Diagnostics, Inc.	1,892	92,973
*Questcor Pharmaceuticals, Inc.	500	6,135
#*Quidel Corp.	600	6,936
*RadNet, Inc.	700	1,512
*Regeneration Technologies, Inc.	1,200	2,964
*Regeneron Pharmaceuticals, Inc.	1,400	36,512
*RehabCare Group, Inc.	600	13,338
*Repligen Corp.	800	3,104
*Res-Care, Inc.	650	8,600
#*ResMed, Inc.	800	25,496
#*Rigel Pharmaceuticals, Inc.	700	5,817
*Rochester Medical Corp.	200	2,180
#*Rockwell Medical Technologies, Inc.	300	2,556
*Salix Pharmaceuticals, Ltd.	900	34,047
*Sangamo BioSciences, Inc.	600	2,232
*Santarus, Inc.	700	2,191
#*SciClone Pharmaceuticals, Inc.	600	2,022
#*Seattle Genetics, Inc.	900	14,751
#*Sequenom, Inc.	600	3,810
#*Sirona Dental Systems, Inc.	1,200	45,180
*Skilled Healthcare Group, Inc.	500	1,875
*Solta Medical, Inc.	500	1,060
*SonoSite, Inc.	300	9,351
*Spectranetics Corp.	600	2,820
*Spectrum Pharmaceuticals, Inc.	900	3,825
#*St. Jude Medical, Inc.	1,500	57,450
#*Staar Surgical Co.	500	2,635
*Stereotaxis, Inc.	1,300	5,135
Steris Corp.	1,200	41,064
#Stryker Corp.	1,500	74,235
*Sucampo Pharmaceuticals, Inc.	300	1,014
*Sun Healthcare Group, Inc.	1,200	11,412
*Sunrise Senior Living, Inc.	1,000	3,430
*SurModics, Inc.	200	2,392
*Symmetry Medical, Inc.	800	7,080
*Synovis Life Technologies, Inc.	200	3,000
*Synta Pharmaceuticals Corp.	700	2,590
#*Targacept, Inc.	205	5,076
#Techne Corp.	200	12,184
#Teleflex, Inc.	1,100	61,325
#*Tenet Healthcare Corp.	5,800	25,288
*Theragenics Corp.	600	732
#*Theravance, Inc.	672	13,695
*Thermo Fisher Scientific, Inc.	2,100	107,982
*Thoratec Corp.	1,200	39,168

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*TomoTherapy, Inc.	1,100	$4,202
*TranS1, Inc.	300	681
*Transcept Pharmaceuticals, Inc.	100	619
*Triple-S Management Corp.	700	11,809
*U.S. Physical Therapy, Inc.	200	3,754
*Unilife Corp.	500	2,860
#*United Therapeutics Corp.	800	48,000
UnitedHealth Group, Inc.	15,400	555,170
Universal American Corp.	1,900	30,552
Universal Health Services, Inc.	2,300	94,921
*Vanda Pharmaceuticals, Inc.	200	1,462
*Varian Medical Systems, Inc.	900	56,898
*Vascular Solutions, Inc.	200	2,166
*VCA Antech, Inc.	1,900	39,273
#*Vertex Pharmaceuticals, Inc.	1,000	38,330
#*Vical, Inc.	900	1,944
#*Viropharma, Inc.	1,700	27,812
*Vital Images, Inc.	400	5,320
#*Vivus, Inc.	1,600	12,384
#*Volcano Corp.	370	9,035
#Warner Chilcott P.L.C.	1,100	26,444
*Waters Corp.	600	44,478
*Watson Pharmaceuticals, Inc.	1,900	88,635
*WellCare Health Plans, Inc.	1,000	27,780
*WellPoint, Inc.	3,900	211,926
West Pharmaceutical Services, Inc.	600	21,414
*Wright Medical Group, Inc.	800	10,672
*XenoPort, Inc.	100	775
Young Innovations, Inc.	200	5,554
*Zimmer Holdings, Inc.	1,644	77,991
*Zoll Medical Corp.	400	13,012

Total Health Care		14,919,658

Industrials — (11.5%)
*3D Systems Corp.	500	12,920
*3M Co.	2,800	235,816
A.O. Smith Corp.	600	33,618
#AAON, Inc.	400	9,820
*AAR Corp.	700	15,428
ABM Industries, Inc.	1,500	33,825
*Acacia Technologies Group	600	15,972
*ACCO Brands Corp.	1,300	8,099
#Aceto Corp.	400	2,948
Actuant Corp. Class A	900	20,223
#Acuity Brands, Inc.	800	40,056
Administaff, Inc.	500	13,105
*Advisory Board Co. (The)	300	14,043
*Aecom Technology Corp.	4,213	111,602
*Aerovironment, Inc.	400	9,384
*AGCO Corp.	2,400	101,928
*Air Transport Services Group, Inc.	1,000	6,720
Aircastle, Ltd.	2,100	19,341
#*AirTran Holdings, Inc.	1,600	11,840
Alamo Group, Inc.	200	4,800
#*Alaska Air Group, Inc.	300	15,840
Albany International Corp.	600	12,240
#Allegiant Travel Co.	400	18,836
*Alliant Techsystems, Inc.	900	68,616
*Altra Holdings, Inc.	600	8,880
*Amerco, Inc.	300	24,696
#*American Commercial Lines, Inc.	250	8,288

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*American Railcar Industries, Inc.	400	$6,164
*American Reprographics Co.	1,200	8,544
American Science & Engineering, Inc.	100	8,235
#*American Superconductor Corp.	700	23,555
American Woodmark Corp.	400	7,080
Ameron International Corp.	300	20,628
Ametek, Inc.	600	32,430
Ampco-Pittsburgh Corp.	100	2,585
*AMR Corp.	8,700	68,556
*APAC Customer Services, Inc.	500	3,035
#Apogee Enterprises, Inc.	900	9,441
Applied Industrial Technologies, Inc.	1,000	30,410
Applied Signal Technologies, Inc.	200	6,712
*Argan, Inc.	200	1,694
#Arkansas Best Corp.	200	5,066
#*Armstrong World Industries, Inc.	1,200	50,100
*ArvinMeritor, Inc.	1,300	21,554
*Astec Industries, Inc.	500	14,735
*Atlas Air Worldwide Holdings, Inc.	500	26,130
*Avery Dennison Corp.	1,700	61,795
*Avis Budget Group, Inc.	1,500	17,415
AZZ, Inc.	300	11,142
*Babcock & Wilcox Co.	600	13,692
#Badger Meter, Inc.	100	4,153
*Baker (Michael) Corp.	200	6,536
#Baldor Electric Co.	1,600	67,232
Barnes Group, Inc.	1,250	22,738
Barrett Business Services, Inc.	200	3,070
*BE Aerospace, Inc.	2,700	99,252
*Beacon Roofing Supply, Inc.	1,000	14,760
Belden, Inc.	900	25,110
*Blount International, Inc.	700	10,500
*BlueLinx Holdings, Inc.	600	1,890
*Boeing Co. (The)	4,500	317,880
Bowne & Co., Inc.	816	9,262
Brady Co. Class A	1,550	47,662
#Briggs & Stratton Corp.	1,800	31,680
Brink’s Co. (The)	600	14,160
#*Broadwind Energy, Inc.	1,700	3,230
*BTU International, Inc.	200	1,436
Bucyrus International, Inc.	1,500	102,240
*Builders FirstSource, Inc.	800	1,616
#*C.H. Robinson Worldwide, Inc.	300	21,144
*CAI International, Inc.	400	6,600
Carlisle Cos., Inc.	1,800	63,126
Cascade Corp.	300	10,617
*Casella Waste Systems, Inc.	900	4,437
#*Caterpillar, Inc.	5,100	400,860
#*CBIZ, Inc.	1,400	8,288
CDI Corp.	500	7,165
*CECO Environmental Corp.	600	3,306
*Celadon Group, Inc.	500	6,485
#*Cenveo, Inc.	1,000	5,500
*Ceradyne, Inc.	600	14,286
*Chart Industries, Inc.	300	6,990
Chase Corp.	200	3,172
#*Cintas Corp.	1,900	52,193
CIRCOR International, Inc.	300	10,524
CLAROC, Inc.	1,400	55,524
*Clean Harbors, Inc.	400	28,200
*Coleman Cable, Inc.	200	1,428

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Colfax Corp.	800	$12,856
*Columbus McKinnon Corp.	500	8,780
Comfort Systems USA, Inc.	900	10,305
*Commercial Vehicle Group, Inc.	700	9,401
*Consolidated Graphics, Inc.	300	13,965
#Con-way, Inc.	800	26,408
Cooper Industries P.L.C.	3,200	167,744
*Copart, Inc.	1,800	60,948
Corporate Executive Board Co.	400	12,496
#*Corrections Corp. of America	3,400	87,278
#*CoStar Group, Inc.	400	19,864
Courier Corp.	400	5,920
Covanta Holding Corp.	3,600	56,808
*CRA International, Inc.	400	7,460
Crane Co.	1,104	42,239
*CSX Corp.	1,600	98,320
Cubic Corp.	600	26,142
*Cummins, Inc.	3,800	334,780
Curtiss-Wright Corp.	300	9,264
Danaher Corp.	2,600	112,736
Deere & Co.	2,800	215,040
*Delta Air Lines, Inc.	2,500	34,725
Deluxe Corp.	500	10,220
#Diamond Management & Technology Consultants, Inc.	500	6,235
#*Dollar Thrifty Automotive Group, Inc.	500	23,200
#Donaldson Co., Inc.	2,000	97,440
*Dover Corp.	2,600	138,060
Ducommun, Inc.	200	4,294
*Dun & Bradstreet Corp. (The)	500	37,205
*DXP Enterprises, Inc.	200	3,808
*Dycom Industries, Inc.	1,000	10,700
*Dynamex, Inc.	200	4,228
Dynamic Materials Corp.	200	3,106
*Eagle Bulk Shipping, Inc.	1,000	5,130
*Eaton Corp.	3,100	275,373
*EMCOR Group, Inc.	2,000	51,700
*Emerson Electric Co.	7,300	400,770
#Encore Wire Corp.	600	12,456
*Ener1, Inc.	1,300	4,706
*Energy Conversion Devices, Inc.	800	3,608
#*Energy Recovery, Inc.	1,000	3,560
EnergySolutions, Inc.	2,300	10,787
*EnerSys	1,200	31,632
Ennis, Inc.	700	12,628
*EnPro Industries, Inc.	500	17,570
*Equifax, Inc.	1,000	33,130
ESCO Technologies, Inc.	500	17,140
*Esterline Technologies Corp.	600	36,264
#*Expeditors International of Washington, Inc.	700	34,552
*Exponent, Inc.	300	9,576
#*Fastenal Co.	1,000	51,480
Federal Signal Corp.	700	3,955
FedEx Corp.	1,425	125,001
*Flanders Corp.	600	2,022
*Flow International Corp.	800	2,112
Flowserve Corp.	300	30,000
#*Fluor Corp.	2,137	102,982
#Forward Air Corp.	400	10,752
*Franklin Covey Co.	400	3,352
Franklin Electric Co., Inc.	500	18,055
#Freightcar America, Inc.	200	5,292

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*FTI Consulting, Inc.	700	$24,822
*Fuel Tech, Inc.	500	3,045
*FuelCell Energy, Inc.	1,200	1,368
*Furmanite Corp.	400	2,300
G & K Services, Inc. Class A	500	12,360
Gardner Denver Machinery, Inc.	1,300	75,166
#GATX Corp.	600	18,996
#*Genco Shipping & Trading, Ltd.	400	6,620
*Gencor Industries, Inc.	300	2,199
#*General Cable Corp.	1,700	47,498
*General Dynamics Corp.	3,300	224,796
General Electric Co.	113,644	1,820,577
*Genesee & Wyoming, Inc.	800	36,984
*Genpact, Ltd.	400	6,360
*GEO Group, Inc. (The)	1,720	44,118
#*GeoEye, Inc.	300	13,281
#*Gibraltar Industries, Inc.	1,000	9,130
*Goodrich Corp.	600	49,242
#Gorman-Rupp Co. (The)	400	11,928
*GP Strategies Corp.	300	2,604
Graco, Inc.	700	24,087
*Graftech International, Ltd.	2,200	36,234
Graham Corp.	200	3,394
*Grand Canyon Education, Inc.	200	3,762
#Granite Construction, Inc.	400	9,672
Great Lakes Dredge & Dock Corp.	1,700	10,523
*Greenbrier Cos., Inc.	500	9,100
*Griffon Corp.	1,490	17,567
#*GT Solar International, Inc.	1,100	9,053
#*H&E Equipment Services, Inc.	800	7,776
Hardinge, Inc.	200	1,596
Harsco Corp.	1,400	32,452
#*Hawaiian Holdings, Inc.	800	5,856
*Hawk Corp.	200	9,966
Healthcare Services Group, Inc.	800	19,224
Heartland Express, Inc.	1,700	25,347
#HEICO Corp.	250	12,445
HEICO Corp. Class A	500	18,570
#Heidrick & Struggles International, Inc.	400	8,592
Herman Miller, Inc.	900	17,307
#*Hertz Global Holdings, Inc.	3,300	37,356
*Hexcel Corp.	900	15,993
*Hill International, Inc.	1,100	5,907
HNI Corp.	1,100	27,126
#*Hoku Corp.	300	840
*Honeywell International, Inc.	2,100	98,931
Horizon Lines, Inc.	500	2,155
#Houston Wire & Cable Co.	400	4,612
*Hub Group, Inc. Class A	500	16,235
Hubbell, Inc. Class B	1,100	59,422
*Hudson Highland Group, Inc.	800	2,816
*Hurco Cos., Inc.	200	3,680
*Huron Consulting Group, Inc.	500	9,955
*ICF International, Inc.	700	17,934
IDEX Corp.	2,400	86,592
IESI-BFC, Ltd.	338	7,902
*IHS, Inc.	600	43,344
*II-VI, Inc.	600	23,604
Illinois Tool Works, Inc.	3,200	146,240
Ingersoll-Rand P.L.C.	2,700	106,137
#*Innerworkings, Inc.	800	5,496

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Innovative Solutions & Support, Inc.	300	$1,827
*Insituform Technologies, Inc.	1,000	21,600
Insteel Industries, Inc.	400	3,436
*Integrated Electrical Services, Inc.	200	730
Interface, Inc. Class A	2,000	28,780
*Interline Brands, Inc.	800	16,072
International Shipholding Corp.	200	5,594
Intersections, Inc.	200	1,944
#Iron Mountain, Inc.	2,400	52,296
#*ITT Industries, Inc.	3,100	146,289
#J.B. Hunt Transport Services, Inc.	700	25,172
*Jacobs Engineering Group, Inc.	2,600	100,386
#*JetBlue Airways Corp.	7,100	49,558
John Bean Technologies Corp.	408	6,977
Joy Global, Inc.	500	35,475
Kaman Corp. Class A	200	5,390
*Kansas City Southern	1,400	61,348
Kaydon Corp.	900	31,383
KBR, Inc.	4,012	101,905
*Kelly Services, Inc. Class A	800	11,880
Kennametal, Inc.	2,319	79,171
*Kforce, Inc.	900	13,509
Kimball International, Inc. Class B	900	5,472
*Kirby Corp.	2,083	89,548
#Knight Transportation, Inc.	1,800	32,166
Knoll, Inc.	700	10,619
#*Korn/Ferry International	1,200	21,156
*Kratos Defense & Security Solutions, Inc.	400	4,560
*L-3 Communications Holdings, Inc.	1,400	101,066
*LaBarge, Inc.	400	5,076
*Ladish Co., Inc.	300	9,597
Landstar System, Inc.	400	15,048
*Layne Christensen Co.	500	13,970
*LECG Corp.	400	344
#Lennox International, Inc.	1,200	49,212
Lincoln Electric Holdings, Inc.	1,000	59,760
#Lindsay Corp.	200	11,530
*LMI Aerospace, Inc.	200	3,266
*Lockheed Martin Corp.	2,200	156,838
LSI Industries, Inc.	600	5,550
*Lydall, Inc.	500	3,715
*M&F Worldwide Corp.	400	10,752
*Magnetek, Inc.	500	595
#Manitowoc Co., Inc. (The)	3,000	33,420
Manpower, Inc.	1,781	97,474
Marten Transport, Ltd.	200	4,248
#*Masco Corp.	9,400	100,204
*MasTec, Inc.	600	7,320
*McDermott International, Inc.	4,813	74,265
McGrath Rentcorp	600	15,186
*Metalico, Inc.	800	3,472
Met-Pro Corp.	500	5,645
#*Microvision, Inc.	1,300	2,665
*Middleby Corp.	300	22,398
Miller Industries, Inc.	400	5,384
#Mine Safety Appliances Co.	700	19,712
*Mobile Mini, Inc.	1,000	17,430
*Moog, Inc.	900	33,840
MSC Industrial Direct Co., Inc. Class A	900	51,246
Mueller Industries, Inc.	700	20,580
Mueller Water Products, Inc.	3,600	10,872

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Multi-Color Corp.	200	$3,190
*MYR Group, Inc.	400	6,236
#NACCO Industries, Inc. Class A	100	9,926
*Navigant Consulting, Inc.	1,200	10,980
*Navistar International Corp.	2,200	105,996
#*NCI Building Systems, Inc.	80	793
*NN, Inc.	200	1,664
Nordson Corp.	800	62,416
*Norfolk Southern Corp.	3,400	209,066
*Northrop Grumman Corp.	1,900	120,099
*Northwest Pipe Co.	100	1,882
*Ocean Power Technologies, Inc.	200	1,308
#*Old Dominion Freight Line, Inc.	1,200	33,660
Omega Flex, Inc.	93	1,282
*On Assignment, Inc.	800	4,520
*Orbital Sciences Corp.	1,300	21,112
*Orion Energy Systems, Inc.	600	2,010
*Orion Marine Group, Inc.	400	5,004
#*Oshkosh Corp.	1,100	32,461
*Owens Corning, Inc.	2,900	78,416
*P.A.M. Transportation Services, Inc.	100	1,098
#*PACCAR, Inc.	1,900	97,394
#*Pacer International, Inc.	200	1,114
*Pall Corp.	900	38,403
*Parker Hannifin Corp.	2,400	183,720
*Park-Ohio Holdings Corp.	300	4,767
Pentair, Inc.	2,600	85,098
#*PGT, Inc.	625	1,312
*Pike Electric Corp.	700	5,292
*Pinnacle Airlines Corp.	200	1,152
#*Pitney Bowes, Inc.	2,500	54,850
#*PMFG, Inc.	300	4,695
Portec Rail Products, Inc.	200	2,320
*Powell Industries, Inc.	100	3,086
#*Power-One, Inc.	2,000	20,820
#*PowerSecure International, Inc.	500	4,705
*PRGX Global, Inc.	400	2,400
*Quality Distribution, Inc.	400	2,860
Quanex Building Products Corp.	400	7,208
*Quanta Services, Inc.	4,100	80,606
*R. R. Donnelley & Sons Co.	4,500	83,025
#Raven Industries, Inc.	400	16,448
*Raytheon Co.	3,400	156,672
*RBC Bearings, Inc.	300	9,996
#Regal-Beloit Corp.	1,133	65,385
Resources Connection, Inc.	1,100	17,809
Robbins & Myers, Inc.	800	23,224
#*Robert Half International, Inc.	1,500	40,665
*Rockwell Automation, Inc.	2,200	137,214
*Rockwell Collins, Inc.	1,800	108,918
#Rollins, Inc.	1,100	28,655
#*Roper Industries, Inc.	1,420	98,591
#*RSC Holdings, Inc.	1,800	14,544
*Rush Enterprises, Inc. Class A	600	9,534
#*Ryder System, Inc.	1,800	78,750
*Sauer-Danfoss, Inc.	1,100	24,321
Schawk, Inc.	600	11,652
#*School Specialty, Inc.	400	5,360
*SFN Group, Inc.	1,200	9,096
*Shaw Group, Inc.	2,501	76,431
#Ship Finance International, Ltd.	400	8,044

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Simpson Manufacturing Co., Inc.	1,200	$31,896
SkyWest, Inc.	900	13,644
*SL Industries, Inc.	100	1,519
*Southwest Airlines Co.	19,000	261,440
#*Spirit Aerosystems Holdings, Inc.	3,000	64,920
#SPX Corp.	1,240	83,154
*Standard Parking Corp.	200	3,418
#Standard Register Co.	600	1,926
Standex International Corp.	300	8,079
#Steelcase, Inc. Class A	2,850	23,968
#*Stericycle, Inc.	300	21,522
*Sterling Construction Co., Inc.	400	4,880
Sun Hydraulics, Inc.	400	12,428
*SunPower Corp. Class A	200	2,728
*SunPower Corp. Class B	956	12,619
*SYKES Enterprises, Inc.	948	15,746
#TAL International Group, Inc.	800	22,416
#*Taser International, Inc.	1,400	5,544
*Team, Inc.	400	7,936
*Tecumseh Products Co. Class A	400	5,180
*Teledyne Technologies, Inc.	600	24,942
Tennant Co.	400	13,420
#*Terex Corp.	3,200	71,840
*Tetra Tech, Inc.	1,400	29,484
#Textainer Group Holdings, Ltd.	1,200	31,176
#Textron, Inc.	1,500	31,230
*Thomas & Betts Corp.	1,400	60,970
Timken Co.	3,000	124,260
#Titan International, Inc.	499	7,570
#*Titan Machinery, Inc.	400	7,776
Toro Co.	700	39,732
#Towers Watson & Co.	500	25,710
*Trailer Bridge, Inc.	100	310
TransDigm Group, Inc.	1,000	66,270
*TRC Cos., Inc.	500	1,210
*Trex Co., Inc.	400	7,180
*Trimas Corp.	600	9,498
#Trinity Industries, Inc.	1,300	29,549
Triumph Group, Inc.	400	33,436
*TrueBlue, Inc.	1,000	14,050
*Tutor Perini Corp.	1,100	25,531
Twin Disc, Inc.	200	4,072
*Tyco International, Ltd.	7,504	287,253
*Ultralife Corp.	200	1,050
UniFirst Corp.	300	13,809
*Union Pacific Corp.	2,100	184,128
#*United Continental Holdings, Inc.	4,185	121,532
*United Parcel Service, Inc.	4,439	298,922
*United Rentals, Inc.	1,400	26,306
*United Stationers, Inc.	800	44,960
*United Technologies Corp.	9,300	695,361
#Universal Forest Products, Inc.	500	15,070
*Universal Truckload Services, Inc.	200	2,870
*UQM Technologies, Inc.	500	1,180
*URS Corp.	1,800	70,074
*US Airways Group, Inc.	1,400	16,506
US Ecology, Inc.	200	3,244
*USA Truck, Inc.	200	2,744
#*USG Corp.	3,400	43,112
UTi Worldwide, Inc.	1,500	28,830
Valmont Industries, Inc.	501	39,504

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Verisk Analytics, Inc. Class A	300	$8,943
Viad Corp.	300	5,988
#Vicor Corp.	600	10,686
#*Vishay Precision Group, Inc.	335	5,695
*Volt Information Sciences, Inc.	500	4,040
VSE Corp.	200	7,050
*W.W. Grainger, Inc.	200	24,806
Wabtec Corp.	900	42,156
#*Waste Connections, Inc.	2,059	83,884
*Waste Management, Inc.	100	3,572
Watsco, Inc. Class A	500	27,985
#Watts Water Technologies, Inc.	600	21,102
*WCA Waste Corp.	110	546
#Werner Enterprises, Inc.	1,300	27,716
#*WESCO International, Inc.	1,100	47,102
#Woodward Governor Co.	1,400	43,876

Total Industrials		17,070,547

Information Technology — (13.8%)
Accenture P.L.C. Class A	4,000	178,840
*ACI Worldwide, Inc.	600	14,622
*Acme Packet, Inc.	400	15,820
#*Acorn Energy, Inc.	200	876
*ActivIdentity Corp.	1,000	3,230
Activision Blizzard, Inc.	2,000	22,940
*Actuate Corp.	700	3,388
*Acxiom Corp.	1,500	26,325
*ADC Telecommunications, Inc.	2,800	35,532
*Adobe Systems, Inc.	4,650	130,898
*ADPT Corp.	3,000	9,000
Adtran, Inc.	1,600	51,632
*Advanced Analogic Technologies, Inc.	500	1,880
*Advanced Micro Devices, Inc.	15,900	116,547
#*Advent Software, Inc.	200	10,744
*Agilent Technologies, Inc.	3,400	118,320
*Akamai Technologies, Inc.	200	10,334
#*Alliance Data Systems Corp.	400	24,288
#*Altera Corp.	1,600	49,936
*Amdocs, Ltd.	3,700	113,516
American Software, Inc. Class A	400	2,416
#*Amkor Technology, Inc.	3,500	25,235
*Amtech Systems, Inc.	200	3,348
*Analog Devices, Inc.	2,300	77,441
*Anaren, Inc.	200	3,346
#*Anixter International, Inc.	1,000	53,690
#*Ansys, Inc.	400	18,100
*AOL, Inc.	2,022	53,947
*Apple, Inc.	8,253	2,483,080
*Applied Materials, Inc.	11,500	142,140
*Applied Micro Circuits Corp.	1,000	10,070
*Ariba, Inc.	1,700	31,926
#*Arris Group, Inc.	2,800	26,068
*Art Technology Group, Inc.	2,200	9,218
*Aruba Networks, Inc.	500	10,955
*Atheros Communications, Inc.	400	12,416
*Atmel Corp.	8,542	75,682
#*Autodesk, Inc.	3,007	108,793
Automatic Data Processing, Inc.	1,800	79,956
*Aviat Networks, Inc.	873	3,972
*Avid Technology, Inc.	950	11,989
*Avnet, Inc.	2,800	83,384

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
AVX Corp.	4,000	$57,360
*Aware, Inc.	500	1,420
Bel Fuse, Inc. Class B	200	4,562
*Benchmark Electronics, Inc.	1,500	24,645
*BigBand Networks, Inc.	1,000	2,970
#Blackbaud, Inc.	500	12,695
#*Blackboard, Inc.	400	16,696
#*Blue Coat Systems, Inc.	400	10,788
*BMC Software, Inc.	900	40,914
*Bottomline Technologies, Inc.	500	9,010
*Brightpoint, Inc.	500	3,745
*Broadcom Corp.	2,152	87,672
Broadridge Financial Solutions, Inc.	2,400	52,800
*Brocade Communications Systems, Inc.	5,500	34,760
*CA, Inc.	2,950	68,470
*CACI International, Inc.	700	35,084
#*Cadence Design Systems, Inc.	2,600	22,022
*CalAmp Corp.	700	1,715
*Callidus Software, Inc.	400	1,964
*Cascade Microtech, Inc.	300	1,080
*Checkpoint Systems, Inc.	1,000	22,000
*China Information Technology, Inc.	600	3,822
*China Security & Surveillance Technology, Inc.	300	1,620
*Ciber, Inc.	1,500	5,505
*Cisco Sytems, Inc.	45,362	1,035,614
Cognex Corp.	600	16,020
*Cognizant Technology Solutions Corp.	600	39,114
*Coherent, Inc.	600	25,176
#*CommScope, Inc.	2,300	72,818
Communications Systems, Inc.	100	1,186
*CommVault Systems, Inc.	300	8,679
*Compellent Technologies, Inc.	300	7,581
*Computer Sciences Corp.	1,131	55,476
*Computer Task Group, Inc.	100	798
*Compuware Corp.	6,680	66,867
*comScore, Inc.	600	14,106
*Comtech Telecommunications Corp.	300	9,246
*Comverge, Inc.	500	3,825
*Concur Technologies, Inc.	900	46,458
#*Constant Contact, Inc.	200	4,600
*Convergys Corp.	1,700	19,244
*CoreLogic, Inc.	500	8,785
*Cray, Inc.	500	2,990
#*Cree, Inc.	1,300	66,677
#*CSG Systems International, Inc.	500	9,720
#CTC Media, Inc.	700	16,520
*Cymer, Inc.	200	7,390
*Cypress Semiconductor Corp.	4,600	64,860
Daktronics, Inc.	600	6,552
DDi Corp.	400	4,112
#*DealerTrack Holdings, Inc.	600	11,592
*Dell, Inc.	17,300	248,774
*Deltek, Inc.	600	4,716
#*DemandTec, Inc.	300	3,174
#*DG FastChannel, Inc.	400	9,420
*Dice Holdings, Inc.	1,300	11,765
Diebold, Inc.	1,300	39,845
*Digi International, Inc.	700	6,762
*Digimarc Corp.	88	2,412
#*Digital River, Inc.	400	14,904
*DigitalGlobe, Inc.	300	9,795

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Diodes, Inc.	1,200	$26,376
*Dolby Laboratories, Inc.	200	12,336
#DST Systems, Inc.	600	25,962
#*DTS, Inc.	200	7,960
*Dynamics Research Corp.	300	3,390
#Earthlink, Inc.	2,100	18,879
*eBay, Inc.	6,500	193,765
#*Ebix, Inc.	600	14,820
*Echelon Corp.	700	5,509
*EchoStar Corp.	900	19,080
*Electronic Arts, Inc.	200	3,170
*Electronics for Imaging, Inc.	500	6,845
#*EMC Corp.	14,221	298,783
*EMS Technologies, Inc.	100	1,784
#*Emulex Corp.	1,300	14,820
*Entegris, Inc.	3,000	17,940
#*Entropic Communications, Inc.	1,300	10,868
*Epicor Software Corp.	1,300	12,220
EPIQ Systems, Inc.	400	4,688
*ePlus, Inc.	200	4,206
*Equinix, Inc.	316	26,620
*Euronet Worldwide, Inc.	700	12,642
*ExlService Holdings, Inc.	500	9,525
#*F5 Networks, Inc.	1,000	117,700
FactSet Research Systems, Inc.	304	26,685
#Fair Isaac Corp.	900	21,636
*Fairchild Semiconductor International, Inc.	3,100	34,937
*FalconStor Software, Inc.	800	2,192
*Faro Technologies, Inc.	400	9,656
*FEI Co.	700	15,232
Fidelity National Information Services, Inc.	5,630	152,573
#*Finisar Corp.	1,000	17,010
#*First Solar, Inc.	800	110,144
#*Fiserv, Inc.	1,000	54,520
#*FLIR Systems, Inc.	1,150	32,016
*Forrester Research, Inc.	500	16,535
*FSI International, Inc.	700	1,883
*Gartner Group, Inc.	1,000	31,690
*Gerber Scientific, Inc.	800	5,352
*Global Cash Access, Inc.	1,500	5,460
Global Payments, Inc.	500	19,480
*Globecomm Systems, Inc.	300	2,685
*Google, Inc.	1,013	620,959
*GSI Commerce, Inc.	600	14,652
*GSI Technology, Inc.	600	4,170
*Hackett Group, Inc.	800	3,120
#*Harris Corp.	1,000	45,190
Heartland Payment Systems, Inc.	405	5,783
Hewlett-Packard Co.	22,700	954,762
*Hughes Communications, Inc.	400	11,356
*Hutchinson Technology, Inc.	1,000	3,410
*Hypercom Corp.	500	2,980
*I.D. Systems, Inc.	300	675
*IAC/InterActiveCorp	2,100	58,590
iGATE Corp.	900	18,396
#*Imation Corp.	800	7,792
*Infinera Corp.	1,400	11,466
#*Informatica Corp.	600	24,414
*InfoSpace, Inc.	500	4,220
*Ingram Micro, Inc.	2,300	40,618
*Innodata Isogen, Inc.	400	1,240

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Integral Systems, Inc.	200	$1,700
*Integrated Device Technology, Inc.	2,000	11,780
#*Integrated Silicon Solution, Inc.	900	6,759
*Intel Corp.	38,200	766,674
*Interactive Intelligence, Inc.	100	2,471
#*InterDigital, Inc.	400	13,428
*Intermec, Inc.	1,600	18,640
*Internap Network Services Corp.	900	4,500
*International Business Machines Corp.	10,750	1,543,700
*International Rectifier Corp.	1,700	39,491
*Internet Brands, Inc.	900	11,916
*Internet Capital Group, Inc.	700	8,743
#Intersil Corp. Class A	1,600	20,944
*Intevac, Inc.	300	3,030
*Intuit, Inc.	2,000	96,000
#*IPG Photonics Corp.	600	13,500
*Itron, Inc.	1,200	72,924
*Ixia	1,000	15,650
*IXYS Corp.	800	8,192
#*j2 Global Communications, Inc.	900	23,715
#*Jabil Circuit, Inc.	3,500	53,690
Jack Henry & Associates, Inc.	1,600	43,456
*JDA Software Group, Inc.	651	16,470
*JDS Uniphase Corp.	5,567	58,509
#*Juniper Networks, Inc.	2,800	90,692
Keithley Instruments, Inc.	300	6,474
*Kenexa Corp.	400	7,316
*Knot, Inc. (The)	750	6,780
*Kulicke & Soffa Industries, Inc.	1,400	8,708
*KVH Industries, Inc.	300	4,212
#*L-1 Identity Solutions, Inc.	2,100	24,759
*Lam Research Corp.	1,200	54,948
*LaserCard Corp.	400	1,748
*Lattice Semiconductor Corp.	2,200	10,692
#*Lawson Software, Inc.	3,500	31,150
Lender Processing Services, Inc.	600	17,304
#*Lexmark International, Inc.	2,000	76,060
*Limelight Networks, Inc.	1,900	12,882
#*Linear Technology Corp.	300	9,669
*Lionbridge Technologies, Inc.	700	3,500
*Liquidity Services, Inc.	500	8,000
#*Littlefuse, Inc.	600	25,458
*LoopNet, Inc.	600	6,330
*Loral Space & Communications, Inc.	400	22,252
*LSI Corp.	6,950	36,418
*LTX-Credence Corp.	600	3,810
*Magma Design Automation, Inc.	1,000	4,290
*Manhattan Associates, Inc.	500	15,390
*ManTech International Corp. Class A	300	11,763
Marchex, Inc.	700	4,494
*Marvell Technology Group, Ltd.	1,100	21,241
*MasterCard, Inc. Class A	400	96,024
*Mattson Technology, Inc.	700	1,785
Maxim Integrated Products, Inc.	3,800	82,308
Maximus, Inc.	300	18,189
*Maxwell Technologies, Inc.	400	6,488
*McAfee, Inc.	1,350	63,855
*Measurement Specialties, Inc.	200	4,468
*Medidata Solutions, Inc.	200	3,726
*MEMC Electronic Materials, Inc.	2,500	32,050
*MEMSIC, Inc.	500	1,495

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Mentor Graphics Corp.	2,200	$23,760
*Mercury Computer Systems, Inc.	600	9,504
#Micrel, Inc.	800	9,528
#*Microchip Technology, Inc.	1,050	33,789
#*Micron Technology, Inc.	15,424	127,556
*MICROS Systems, Inc.	1,400	63,546
*Microsemi Corp.	800	16,000
*Microsoft Corp.	61,952	1,650,401
*MicroStrategy, Inc.	200	18,126
*MKS Instruments, Inc.	744	15,364
*ModusLink Global Solutions, Inc.	1,100	7,293
Molex, Inc. Class A	1,600	27,312
#*MoneyGram International, Inc.	1,800	4,338
*Monotype Imaging Holdings, Inc.	800	7,624
*Motorola, Inc.	28,900	235,535
*Move, Inc.	1,600	3,776
*Multi-Fineline Electronix, Inc.	400	9,792
*Nanometrics, Inc.	386	5,199
National Instruments Corp.	1,403	48,810
National Semiconductor Corp.	1,500	20,550
*NCI, Inc. Class A	100	1,864
#*NetApp, Inc.	2,700	143,775
*Netezza Corp.	1,100	29,656
*NETGEAR, Inc.	400	12,324
*NetList, Inc.	400	1,244
*NetScout Systems, Inc.	900	21,123
#*NetSuite, Inc.	283	5,796
*Network Engines, Inc.	1,000	1,670
*Network Equipment Technologies, Inc.	600	1,896
*NeuStar, Inc.	1,400	36,134
*Novatel Wireless, Inc.	400	4,192
*Novellus Systems, Inc.	1,000	29,210
#*Nuance Communications, Inc.	1,500	23,565
#*Nvidia Corp.	3,800	45,714
*Occam Networks, Inc.	500	3,685
#*Oclaro, Inc.	140	1,177
#*OmniVision Technologies, Inc.	700	18,991
*ON Semiconductor Corp.	5,000	38,350
*Online Resources Corp.	500	2,590
*OpenTable, Inc.	100	6,135
*Openwave Systems, Inc.	1,900	3,914
*Oplink Communications, Inc.	600	10,488
OPNET Technologies, Inc.	400	7,884
*Opnext, Inc.	930	1,404
*OSI Systems, Inc.	300	10,800
*PAR Technology Corp.	300	1,875
*Parametric Technology Corp.	2,600	55,822
*PC Connection, Inc.	500	4,210
*PC Mall, Inc.	200	1,244
*PC-Tel, Inc.	226	1,338
#Pegasystems, Inc.	300	8,115
*Perceptron, Inc.	200	1,048
*Perficient, Inc.	500	5,280
*Pericom Semiconductor Corp.	500	4,710
*Pervasive Software, Inc.	400	2,032
*Phoenix Technologies, Ltd.	300	1,236
Plantronics, Inc.	1,200	43,056
*Plexus Corp.	800	24,280
*PMC - Sierra, Inc.	3,700	28,453
#*Polycom, Inc.	2,400	81,072
Power Integrations, Inc.	300	10,248

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Progress Software Corp.	600	$22,422
*QLogic Corp.	2,200	38,654
*QUALCOMM, Inc.	11,300	509,969
*Quantum Corp.	2,500	8,450
*Quest Software, Inc.	1,800	47,106
#*Rackspace Hosting, Inc.	1,136	28,355
*Radiant Systems, Inc.	700	13,657
*RadiSys Corp.	600	5,862
#*Rambus, Inc.	300	5,931
*RealNetworks, Inc.	2,800	8,400
*Red Hat, Inc.	600	25,356
#Renaissance Learning, Inc.	200	2,794
#*RF Micro Devices, Inc.	5,400	39,366
Richardson Electronics, Ltd.	500	5,410
#*RightNow Technologies, Inc.	200	5,224
*Rimage Corp.	100	1,483
*Riverbed Technology, Inc.	600	34,524
*Rofin-Sinar Technologies, Inc.	500	13,965
*Rosetta Stone, Inc.	200	4,630
*Rovi Corp.	1,600	81,040
*S1 Corp.	1,200	6,984
*Saba Software, Inc.	600	3,576
#*SAIC, Inc.	1,600	24,864
#*Salesforce.com, Inc.	500	58,035
*Sandisk Corp.	4,100	154,078
#*Sanmina-SCI Corp.	1,500	19,770
Sapient Corp.	2,400	31,584
#*SAVVIS, Inc.	475	11,395
*SeaChange International, Inc.	500	4,020
*Seagate Technology	5,800	84,970
*ShoreTel, Inc.	600	3,756
*Silicon Graphics International Corp.	600	4,542
#*Silicon Laboratories, Inc.	1,026	40,937
#*Skyworks Solutions, Inc.	500	11,455
#*Smart Modular Technologies (WWH), Inc.	900	6,651
*Smith Micro Software, Inc.	600	7,296
*SolarWinds, Inc.	500	9,075
Solera Holdings, Inc.	800	38,440
*Sonic Solutions, Inc.	708	8,475
*Sourcefire, Inc.	400	9,436
*Spansion, Inc. Class A	205	3,585
*SRA International, Inc.	800	16,008
*SRS Labs, Inc.	400	3,536
*StarTek, Inc.	200	816
#*STEC, Inc.	900	14,040
#*Stratasys, Inc.	200	6,264
*SuccessFactors, Inc.	804	21,804
*Super Micro Computer, Inc.	300	3,336
*Support.com, Inc.	1,000	5,670
Sycamore Networks, Inc.	300	9,147
*Symantec Corp.	6,600	106,788
#*Synaptics, Inc.	300	8,079
*Synchronoss Technologies, Inc.	500	10,655
*SYNNEX Corp.	400	11,616
*Synopsys, Inc.	2,300	58,834
Syntel, Inc.	400	19,544
*Take-Two Interactive Software, Inc.	1,500	15,990
*Taleo Corp.	500	14,345
*Tech Data Corp.	1,100	47,289
Technitrol, Inc.	400	1,840
*TechTarget, Inc.	844	4,423

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*TechTeam Global, Inc.	300	$2,193
*TeleCommunication Systems, Inc.	700	3,787
*TeleTech Holdings, Inc.	1,100	16,698
*Tellabs, Inc.	15,000	102,300
*Telular Corp.	100	370
*Teradata Corp.	1,200	47,232
#*Teradyne, Inc.	5,400	60,696
#*Terremark Worldwide, Inc.	700	6,993
#*Texas Instruments, Inc.	7,900	233,603
TheStreet.com, Inc.	700	2,142
*THQ, Inc.	1,500	6,000
*TIBCO Software, Inc.	3,100	59,582
*Tier Technologies, Inc.	400	2,284
#*TiVo, Inc.	600	6,684
*TNS, Inc.	400	7,656
Total System Services, Inc.	200	3,122
*Transact Technologies, Inc.	300	2,373
*Trimble Navigation, Ltd.	1,600	57,344
*Triquint Semiconductor, Inc.	2,800	28,840
#*Tyler Technologies, Inc.	400	8,164
#*Ultimate Software Group, Inc.	51	2,110
*Ultratech, Inc.	500	9,155
#*Unisys Corp.	1,400	32,270
United Online, Inc.	1,700	10,506
#*Universal Display Corp.	500	12,520
#*ValueClick, Inc.	1,400	19,264
*VeriFone Systems, Inc.	1,400	47,362
*VeriSign, Inc.	100	3,475
#*Viasat, Inc.	500	20,585
*Video Display Corp.	37	152
Virnetx Holding Corp.	700	12,985
*Virtusa Corp.	504	7,187
*Visa, Inc.	1,700	132,889
#*Vishay Intertechnology, Inc.	4,700	53,110
#*VistaPrint NV	699	29,407
#*VMware, Inc. Class A	500	38,230
*Vocus, Inc.	400	8,860
*Web.com Group, Inc.	400	2,480
*WebMD Health Corp.	500	26,140
*Websense, Inc.	738	14,849
#*Western Digital Corp.	3,000	96,060
*Wright Express Corp.	700	26,397
Xerox Corp.	23,490	274,833
*Xilinx, Inc.	2,300	61,663
#*X-Rite, Inc.	1,700	6,885
*Yahoo!, Inc.	13,771	227,359
*Zebra Technologies Corp. Class A	1,200	42,936
#*Zix Corp.	600	2,334
*Zygo Corp.	300	3,210

Total Information Technology		20,506,934

Materials — (4.3%)
A. Schulman, Inc.	627	13,606
*A.M. Castle & Co.	600	9,240
*AEP Industries, Inc.	100	2,437
Air Products & Chemicals, Inc.	1,500	127,455
Airgas, Inc.	600	42,558
*AK Steel Holding Corp.	1,500	18,885
Albemarle Corp.	1,200	60,156
*Alcoa, Inc.	10,000	131,300
#Allegheny Technologies, Inc.	806	42,468

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Allied Nevada Gold Corp.	800	$19,744
#AMCOL International Corp.	500	13,870
*American Pacific Corp.	200	1,204
American Vanguard Corp.	500	3,685
AptarGroup, Inc.	1,100	49,368
*Arabian American Development Co.	500	1,490
Ashland, Inc.	1,965	101,453
Balchem Corp.	534	16,319
*Ball Corp.	1,000	64,360
*Bemis Co., Inc.	3,844	122,085
*Boise, Inc.	2,200	15,950
*Brush Engineered Materials, Inc.	400	13,260
Buckeye Technologies, Inc.	1,500	27,075
Cabot Corp.	1,200	40,824
*Calgon Carbon Corp.	1,700	25,517
Carpenter Technology Corp.	700	24,962
Celanese Corp. Class A	1,100	39,215
*Century Aluminum Co.	1,400	18,928
#*CF Industries Holdings, Inc.	419	51,340
#*Clearwater Paper Corp.	200	16,150
*Cliffs Natural Resources, Inc.	900	58,680
*Coeur d’Alene Mines Corp.	1,900	39,159
Commercial Metals Co.	1,400	19,432
Compass Minerals International, Inc.	300	23,661
*Crown Holdings, Inc.	1,300	41,847
Cytec Industries, Inc.	900	44,568
Deltic Timber Corp.	200	9,336
#Domtar Corp.	1,600	126,976
Dow Chemical Co. (The)	9,500	292,885
*E.I. du Pont de Nemours & Co.	7,100	335,688
#Eagle Materials, Inc.	1,100	25,806
Eastman Chemical Co.	1,000	78,570
Ecolab, Inc.	2,200	108,504
*Ferro Corp.	1,400	19,208
#*Flotek Industries, Inc.	200	362
FMC Corp.	600	43,860
*Freeport-McMoRan Copper & Gold, Inc. Class B	400	37,872
#*General Moly, Inc.	1,200	6,264
#*Georgia Gulf Corp.	300	6,069
*Globe Specialty Metals, Inc.	500	7,770
*Graphic Packaging Holding Co.	8,300	30,378
Greif, Inc. Class A	400	23,496
H.B. Fuller Co.	1,400	28,896
#Hawkins, Inc.	200	7,180
Haynes International, Inc.	300	10,878
*Headwaters, Inc.	1,600	5,440
#*Hecla Mining Co.	3,700	25,493
*Horsehead Holding Corp.	1,000	10,930
Huntsman Corp.	6,900	95,565
Innophos Holdings, Inc.	200	7,344
*Innospec, Inc.	500	8,465
International Flavors & Fragrances, Inc.	300	15,048
*International Paper Co.	8,700	219,936
#*Intrepid Potash, Inc.	1,500	51,495
Kaiser Aluminum Corp.	150	6,748
*KapStone Paper & Packaging Corp.	1,800	23,040
KMG Chemicals, Inc.	300	4,197
*Kronos Worldwide, Inc.	600	24,270
*Landec Corp.	600	3,774
Limoneira Co.	15	304
*Louisiana-Pacific Corp.	4,800	37,152

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*LSB Industries, Inc.	300	$6,705
Lubrizol Corp.	1,100	112,739
#Martin Marietta Materials, Inc.	300	24,144
*MeadWestavco Corp.	4,900	126,077
*Mercer International, Inc.	400	2,120
Minerals Technologies, Inc.	400	23,468
*Monsanto Co.	2,100	124,782
Mosaic Co. (The)	200	14,632
Myers Industries, Inc.	800	7,064
Nalco Holding Co.	1,700	47,906
Neenah Paper, Inc.	600	9,210
#NewMarket Corp.	200	23,704
*Newmont Mining Corp.	2,123	129,227
NL Industries, Inc.	400	4,596
Nucor Corp.	1,900	72,618
Olin Corp.	2,200	43,978
Olympic Steel, Inc.	300	6,726
*OM Group, Inc.	700	23,289
*Omnova Solutions, Inc.	800	6,384
*Owens-Illinois, Inc.	1,300	36,439
P.H. Glatfelter Co.	900	11,196
Packaging Corp. of America	2,300	56,189
*Pactiv Corp.	2,400	79,632
*Penford Corp.	200	1,188
*PolyOne Corp.	900	11,628
*PPG Industries, Inc.	1,300	99,710
*Praxair, Inc.	2,600	237,484
Quaker Chemical Corp.	400	14,568
Reliance Steel & Aluminum Co.	2,300	96,255
Rock-Tenn Co. Class A	1,000	56,850
*Rockwood Holdings, Inc.	1,600	54,272
Royal Gold, Inc.	945	46,787
#RPM International, Inc.	1,800	37,278
*RTI International Metals, Inc.	200	6,220
#Schnitzer Steel Industries, Inc. Class A	500	25,845
#Schweitzer-Maudoit International, Inc.	300	19,254
#Scotts Miracle-Gro Co. Class A (The)	800	42,720
*Sealed Air Corp.	5,900	136,585
*Senomyx, Inc.	500	2,500
Sensient Technologies Corp.	1,200	38,772
#*Sherwin-Williams Co.	700	51,079
#*Sigma-Aldrich Corp.	1,400	88,788
Silgan Holdings, Inc.	1,600	54,000
*Solitario Exploration & Royalty Corp.	1,000	2,220
*Solutia, Inc.	2,400	43,464
Sonoco Products Co.	1,700	56,950
Southern Copper Corp.	4,100	175,480
*Spartech Corp.	1,000	8,460
Steel Dynamics, Inc.	3,343	48,540
#Stepan Co.	100	6,744
#*Stillwater Mining Co.	2,300	40,940
Synalloy Corp.	300	2,811
#Temple-Inland, Inc.	4,100	84,952
#Texas Industries, Inc.	700	23,919
*Titanium Metals Corp.	4,200	82,572
#*U.S. Gold Corp.	2,000	10,460
*United States Lime & Minerals, Inc.	200	8,100
#*United States Steel Corp.	2,600	111,254
Valhi, Inc.	1,400	28,252
#Valspar Corp.	3,800	121,980
#*Vulcan Materials Co.	1,200	43,812

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Walter Energy, Inc.	200	$17,592
*Wausau Paper Corp.	800	6,752
Westlake Chemical Corp.	700	22,372
*Weyerhaeuser Co.	13,438	217,964
#Worthington Industries, Inc.	2,700	41,580
#*WR Grace & Co.	600	19,236
Zep, Inc.	200	3,628
*Zoltek Cos., Inc.	700	6,720

Total Materials		6,432,812

Telecommunication Services — (2.5%)
*AboveNet, Inc.	400	22,756
Alaska Communications Systems Group, Inc.	600	6,018
*American Tower Corp.	2,750	141,928
*Arbinet Corp.	125	838
*AT&T, Inc.	64,889	1,849,337
Atlantic Tele-Network, Inc.	400	16,904
*Cbeyond, Inc.	600	8,130
*Cincinnati Bell, Inc.	5,900	14,455
#Consolidated Communications Holdings, Inc.	300	5,556
*Crown Castle International Corp.	600	25,872
*Frontier Communications Corp.	10,860	95,351
*General Communications, Inc. Class A	1,400	14,630
#*Global Crossing, Ltd.	1,400	19,040
HickoryTech Corp.	380	3,458
*IDT Corp. Class B	400	5,872
*Iridium Communications, Inc.	1,600	13,200
*Leap Wireless International, Inc.	1,800	20,538
#*MetroPCS Communications, Inc.	3,766	39,204
*Neutral Tandem, Inc.	500	7,310
*NII Holdings, Inc.	2,100	87,801
NTELOS Holdings Corp.	800	14,536
*PAETEC Holding Corp.	3,400	14,348
*Premiere Global Services, Inc.	1,800	12,294
#Qwest Communications International, Inc.	13,500	89,100
#*SBA Communications Corp.	1,300	51,038
Shenandoah Telecommunications Co.	500	9,125
*Sprint Nextel Corp.	45,150	186,018
*SureWest Communications	300	2,400
*Syniverse Holdings, Inc.	1,800	54,882
Telephone & Data Systems, Inc.	1,200	41,796
Telephone & Data Systems, Inc. Special Shares	1,200	35,796
*tw telecom, inc.	3,200	58,880
*United States Cellular Corp.	1,000	46,460
USA Mobility, Inc.	700	11,781
*Verizon Communications, Inc.	21,220	689,013
*Vonage Holdings Corp.	2,100	5,355
#Windstream Corp.	4,013	50,805

Total Telecommunication Services		3,771,825

Utilities — (3.3%)
*AES Corp.	23,891	285,259
AGL Resources, Inc.	1,600	62,816
Allegheny Energy, Inc.	700	16,240
ALLETE, Inc.	800	29,104
Alliant Energy Corp.	1,000	36,530
*Ameren Corp.	1,900	55,062
*American Electric Power Co., Inc.	3,200	119,808
American States Water Co.	400	14,940
American Water Works Co., Inc.	2,200	52,536
#Aqua America, Inc.	3,150	67,820

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Artesian Resources Corp.	200	$3,816
Atmos Energy Corp.	2,000	58,900
Avista Corp.	1,400	30,576
#Black Hills Corp.	800	25,472
#*Cadiz, Inc.	200	2,174
California Water Service Group	200	7,468
#*Calpine Corp.	13,200	165,000
*CenterPoint Energy, Inc.	3,650	60,444
Central Vermont Public Service Corp.	200	4,044
CH Energy Group, Inc.	100	4,545
Chesapeake Utilities Corp.	181	6,641
Cleco Corp.	1,600	50,032
#*CMS Energy Corp.	2,700	49,626
Connecticut Water Services, Inc.	200	4,882
*Consolidated Edison, Inc.	2,200	109,384
Constellation Energy Group, Inc.	2,000	60,480
*Dominion Resources, Inc.	3,926	170,624
DPL, Inc.	1,800	46,980
DTE Energy Co.	2,100	98,196
*Duke Energy Corp.	3,706	67,486
#*Dynegy, Inc.	3,500	16,240
Edison International, Inc.	1,800	66,420
*El Paso Electric Co.	900	22,140
#Empire District Electric Co.	800	16,832
Energen Corp.	948	42,319
*Entergy Corp.	1,200	89,436
*EQT Corp.	1,300	48,672
*Exelon Corp.	3,200	130,624
#*FirstEnergy Corp.	1,600	58,112
Great Plains Energy, Inc.	2,300	43,769
Hawaiian Electric Industries, Inc.	1,600	36,064
IDACORP, Inc.	1,400	51,520
*Integrys Energy Group, Inc.	800	42,552
ITC Holdings Corp.	1,160	72,628
#Laclede Group, Inc.	500	17,555
MDU Resources Group, Inc.	1,800	35,874
MGE Energy, Inc.	700	28,385
Middlesex Water Co.	200	3,572
National Fuel Gas Co.	300	16,554
New Jersey Resources Corp.	1,100	44,539
*NextEra Energy, Inc.	3,800	209,152
#Nicor, Inc.	1,100	52,393
#*NiSource, Inc.	3,300	57,123
*Northeast Utilities, Inc.	2,300	71,944
Northwest Natural Gas Co.	600	29,574
*NRG Energy, Inc.	5,739	114,263
NSTAR	1,600	66,736
NV Energy, Inc.	2,000	27,320
OGE Energy Corp.	1,400	61,824
*Oneok, Inc.	1,300	64,766
#Ormat Technologies, Inc.	1,400	39,914
Otter Tail Corp.	800	16,416
Pennichuck Corp.	100	2,402
Pepco Holdings, Inc.	2,000	38,520
PG&E Corp.	900	43,038
#Piedmont Natural Gas Co.	1,400	41,286
*Pinnacle West Capital Corp.	1,300	53,508
PNM Resources, Inc.	2,100	24,759
Portland General Electric Co.	2,400	50,160
PPL Corp.	689	18,534
*Progress Energy, Inc.	2,212	99,540

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
*Public Service Enterprise Group, Inc.	4,800	$155,280
Questar Corp.	5,000	84,850
*RRI Energy, Inc.	8,600	32,336
SCANA Corp.	1,018	41,575
#Sempra Energy	1,400	74,872
SJW Corp.	500	12,100
#South Jersey Industries, Inc.	600	30,216
*Southern Co.	5,404	204,649
Southwest Gas Corp.	1,100	38,236
*TECO Energy, Inc.	3,428	60,299
UGI Corp.	1,800	54,162
UIL Holdings Corp.	400	11,584
Unisource Energy Corp.	1,200	42,084
Unitil Corp.	200	4,344
Westar Energy, Inc.	500	12,650
WGL Holdings, Inc.	1,600	61,680
*Wisconsin Energy Corp.	1,000	59,540
Xcel Energy, Inc.	3,700	88,282
York Water Co.	300	4,749

Total Utilities		4,907,352

TOTAL COMMON STOCKS		126,897,341

RIGHTS/WARRANTS — (0.0%)
—#*Pacific Capital Bancorp Rights	9,201	4,048
—*U.S. Concrete, Inc. Warrants A 08/31/17	20	—
—*U.S. Concrete, Inc. Warrants B 08/31/17	20	—

TOTAL RIGHTS/WARRANTS		4,048

TEMPORARY CASH INVESTMENTS — (0.4%) BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	630,050	630,050

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.1%)
§@DFA Short Term Investment Fund	20,750,988	20,750,988
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.23%, 11/01/10 (Collateralized by $242,732 FNMA 7.000%, 08/01/38, valued at $101,740) to be repurchased at $98,778	$99	98,776

TOTAL SECURITIES LENDING COLLATERAL		20,849,764

TOTAL INVESTMENTS — (100.0%) (Cost $134,812,200)		$148,381,203

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (87.6%)
AUSTRALIA — (6.7%)
Adelaide Brighton, Ltd.	6,885	$24,129
*AGL Energy, Ltd.	5,673	89,571
#Alesco Corp., Ltd.	1,171	2,857
Alumina, Ltd.	19,252	38,469
Amcor, Ltd.	23,143	152,502
AMP, Ltd.	14,479	75,829
Ansell, Ltd.	3,364	44,717
AP Eagers, Ltd.	376	4,795
APA Group, Ltd.	3,669	14,045
APN News & Media, Ltd.	5,205	9,871
*Aquila Resources, Ltd.	778	6,608
*Asciano Group, Ltd.	44,796	68,819
#ASX, Ltd.	1,150	41,899
*Atlas Iron, Ltd.	8,000	19,753
#*Austar United Communications, Ltd.	12,000	11,496
Austereo Group, Ltd.	3,383	5,442
Australia & New Zealand Banking Group, Ltd.	9,752	237,916
Australian Infrastructure Fund NL	14,370	27,874
Australian Pharmaceutical Industries, Ltd.	40,511	20,482
*Australian Worldwide Exploration, Ltd.	5,136	7,596
*AWB, Ltd.	10,783	15,697
Bank of Queensland, Ltd.	6,390	65,167
Beach Petroleum, Ltd.	14,092	9,255
#Bendigo Bank, Ltd.	3,601	31,978
BHP Billiton, Ltd.	2,376	98,179
#BHP Billiton, Ltd. Sponsored ADR	7,000	578,130
BlueScope Steel, Ltd.	42,228	82,979
Boart Longyear Group NL	5,513	19,564
#Boral, Ltd.	20,680	89,045
Bradken, Ltd.	1,159	9,320
Brambles, Ltd.	11,520	72,042
Brickworks, Ltd.	3,268	36,430
Cabcharge Australia, Ltd.	4,103	23,068
Caltex Australia, Ltd.	2,609	29,721
#Campbell Brothers, Ltd.	539	18,567
Cape Lambert Iron Ore, Ltd.	50,049	20,055
Cardno, Ltd.	4,839	22,720
*Catalpa Resources, Ltd.	12,183	23,847
*Centamin Egypt, Ltd.	8,932	24,787
Challenger Financial Services Group, Ltd.	8,000	36,083
Clough, Ltd.	24,174	15,752
*Coal of Africa, Ltd.	2,428	3,374
Coca-Cola Amatil, Ltd.	5,841	69,622
Cochlear, Ltd.	632	44,026
Commonwealth Bank of Australia NL	7,950	382,182
Computershare, Ltd.	1,340	13,305
ConnectEast Group, Ltd.	42,923	18,265
*Cooper Energy, Ltd.	14,556	6,402
#Crane Group, Ltd.	1,711	12,727
#Crown, Ltd.	5,061	41,447
CSL, Ltd.	1,110	35,796
CSR, Ltd.	18,292	32,693
#*Dart Energy, Ltd.	2,790	3,143
David Jones, Ltd.	17,592	81,941
Downer EDI, Ltd.	8,836	43,880
DUET Group, Ltd.	9,081	15,477
*DuluxGroup, Ltd.	7,839	20,732
Emeco Holdings, Ltd.	35,776	31,260

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Energy Resources of Australia, Ltd.	2,084	$26,679
*Extract Resources, Ltd.	4,606	34,596
#Fairfax Media, Ltd.	26,739	37,988
FKP Property Group, Ltd.	38,528	35,460
Fleetwood Corp., Ltd.	2,643	31,645
Flight Centre, Ltd.	572	12,799
*Fortescue Metals Group, Ltd.	2,335	14,358
Foster’s Group, Ltd.	17,063	97,830
Goodman Fielder, Ltd.	40,900	59,464
Graincorp, Ltd. Series A	7,936	58,514
#*Gunns, Ltd.	26,718	17,795
GWA International, Ltd.	8,700	26,197
#Harvey Norman Holdings, Ltd.	5,440	17,752
Hastie Group, Ltd.	17,874	27,124
*Highlands Pacific, Ltd.	35,495	14,128
Hills Industries, Ltd.	5,399	11,423
*Iluka Resources, Ltd.	7,075	46,827
Incitec Pivot, Ltd.	18,319	67,078
Infigen Energy, Ltd.	28,218	20,390
Insurance Australia Group, Ltd.	19,431	72,672
Invocare, Ltd.	3,621	23,225
IOOF Holdings, Ltd.	6,065	42,717
*iSOFT Group, Ltd.	30,000	2,824
#JB Hi-Fi, Ltd.	845	16,467
*Kagara, Ltd.	4,074	3,049
*Karoon Gas Australia, Ltd.	2,842	26,224
#Leighton Holdings, Ltd.	408	14,682
Lend Lease Group NL	12,479	88,100
Macarthur Coal, Ltd.	3,623	42,715
Macquarie Group, Ltd.	3,931	139,767
MAP Group, Ltd.	22,151	66,195
McPherson’s, Ltd.	4,771	14,553
Mermaid Marine Australia, Ltd.	2,492	6,964
Metcash, Ltd.	14,734	63,076
*Minara Resources, Ltd.	1,630	1,214
Mineral Resources, Ltd.	2,905	28,257
#*Mirabela Nickel, Ltd.	12,723	19,742
#Monadelphous Group, Ltd.	2,341	38,357
*Mount Gibson Iron, Ltd.	5,247	10,425
*Murchison Metals, Ltd.	3,368	5,149
National Australia Bank, Ltd.	15,660	391,943
Navitas, Ltd.	8,561	32,120
*Neptune Marine Services, Ltd.	46,298	9,982
*New Hope Corp., Ltd.	4,695	22,504
Newcrest Mining, Ltd.	3,103	122,115
NIB Holdings, Ltd.	20,748	25,380
#Nufarm, Ltd.	3,884	17,312
Oil Search, Ltd.	10,501	65,656
OneSteel, Ltd.	21,138	56,105
Orica, Ltd.	3,753	92,735
Origin Energy, Ltd.	7,847	122,847
OZ Minerals, Ltd.	88,649	136,723
*Pacific Brands, Ltd.	11,725	12,487
*PanAust, Ltd.	50,694	37,197
Panoramic Resources, Ltd.	2,242	5,180
*Paperlinx, Ltd.	54,966	23,980
Perpetual Trustees Australia, Ltd.	234	8,688
*Perseus Mining, Ltd.	10,446	30,693
#Platinum Asset Mangement, Ltd.	7,171	33,792
Premier Investments, Ltd.	5,059	34,253
Primary Health Care, Ltd.	6,948	21,261

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Prime Media Group, Ltd.	500	$319
*Qantas Airways, Ltd.	18,155	50,687
QBE Insurance Group, Ltd.	1,882	31,656
Ramsay Health Care, Ltd.	3,891	59,704
#Retail Food Group, Ltd.	3,926	9,703
*RHG, Ltd.	7,163	4,969
Rio Tinto, Ltd.	3,678	299,324
*Riversdale Mining, Ltd.	1,519	15,988
SAI Global, Ltd.	7,061	30,248
Santos, Ltd.	8,757	108,279
Seek, Ltd.	7,288	51,680
*Seven Group Holdings, Ltd.	1,067	7,723
Sigma Pharmaceuticals, Ltd.	12,951	5,733
*Silex System, Ltd.	1,574	8,102
Sims Metal Management, Ltd.	2,346	37,679
Sims Metal Management, Ltd. Sponsored ADR	2,719	43,368
Sonic Healthcare, Ltd.	4,890	52,172
Southern Cross Media Group, Ltd.	2,348	5,165
SP Ausnet, Ltd.	55,024	50,041
Spark Infrastructure Group, Ltd.	27,962	30,682
Spotless Group, Ltd.	14,263	31,933
*St. Barbara, Ltd.	90,317	36,926
Straits Resources, Ltd.	4,268	7,824
#STW Communications Group, Ltd.	33,925	31,869
TABCorp. Holdings, Ltd. (6873262)	2,361	17,081
*TABCorp. Holdings, Ltd. (B59GPT7)	262	1,894
Tassal Group, Ltd.	9,649	13,050
Telstra Corp., Ltd.	18,156	47,578
#*Ten Network Holdings, Ltd.	5,327	7,522
Toll Holdings, Ltd.	3,404	20,707
Tower Australia Group, Ltd.	3,754	8,881
Transfield Services, Ltd.	13,204	44,845
Transurban Group, Ltd.	8,220	42,054
UGL, Ltd.	3,425	49,510
*Virgin Blue Holdings, Ltd.	23,199	9,798
Washington H. Soul Pattinson & Co., Ltd.	4,788	61,384
Wesfarmers, Ltd.	6,043	196,619
#West Australian Newspapers Holdings, Ltd.	1,256	8,807
Westpac Banking Corp.	3,985	88,734
Westpac Banking Corp. Sponsored ADR	2,200	245,322
*Whitehaven Coal, Ltd.	4,889	33,302
WHK Group, Ltd.	11,744	12,585
Woodside Petroleum, Ltd.	3,403	145,522
Woolworths, Ltd.	6,223	172,756
WorleyParsons, Ltd.	1,310	29,523

TOTAL AUSTRALIA		8,039,950

AUSTRIA — (0.3%)
Andritz AG	195	14,944
BWIN Interactive Entertainment AG	192	9,191
Erste Group Bank AG	978	44,188
#EVN AG	325	5,159
*Intercell AG	265	6,481
Mayr-Melnhof Karton AG	100	10,814
#Oesterreichischen Post AG	700	21,189
OMV AG	1,381	51,652
Schoeller-Bleckmann Oilfield Equipment AG	196	14,454
Strabag SE	1,331	34,428
Telekom Austria AG	1,834	28,086
#Uniqa Versicherungen AG	385	7,966
#Verbund AG	256	10,241

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRIA — (Continued)
Vienna Insurance Group AG Wiener Versicherung Gruppe	289	$15,538
Voestalpine AG	845	33,555
*Wienerberger AG	1,936	32,627
Zumtobel AG	366	7,491

TOTAL AUSTRIA		348,004

BELGIUM — (0.9%)
Ackermans & van Haaren NV	653	56,337
#*Agfa-Gevaert NV	7,268	42,445
Anheuser-Busch InBev NV	1,681	105,573
Anheuser-Busch InBev NV Sponsored ADR	1,800	113,220
Banque Nationale de Belgique SA	8	40,328
Bekaert SA	20	6,131
Belgacom SA	1,073	42,134
Colruyt SA	195	11,007
Compagnie d’Entreprises SA	624	38,928
*Deceuninck NV	4,912	12,216
Delhaize Group SA Sponsored ADR	700	49,322
#*Dexia SA	5,726	25,516
D’Ieteren SA	30	16,374
#Elia System Operator SA NV	896	33,908
Euronav SA	274	4,581
#EVS Broadcast Equipment SA	396	24,870
*Galapagos NV	2,035	33,456
*KBC Groep NV	2,524	109,906
Kinepolis Group NV	285	20,579
Mobistar SA	202	13,372
#Nyrstar NV	5,350	78,918
Omega Pharma SA	168	7,858
Recticel SA	1,539	16,140
Sioen Industries NV	344	2,851
#Solvay SA	451	47,793
Telenet Group Holding NV	466	19,515
Tessenderlo Chemie NV	1,301	44,521
*ThromboGenics NV	1,084	28,083
Umicore SA	1,744	82,176

TOTAL BELGIUM		1,128,058

CANADA — (8.1%)
*Advantage Oil & Gas, Ltd.	4,130	25,592
AGF Management, Ltd. Class B	854	13,875
Agrium, Inc.	600	53,076
Alamos Gold, Inc.	2,800	43,349
Alimentation Couche-Taro, Inc. Class B	1,500	35,621
*Altius Minerals Corp.	3,500	36,136
*Antrim Energy, Inc.	4,360	4,574
Astral Media, Inc. Class A	500	20,051
ATCO, Ltd.	500	25,566
#*Atlantic Power Corp.	2,100	28,085
*Atrium Innovations, Inc.	1,900	27,664
*ATS Automation Tooling System, Inc.	3,050	21,502
#*Ballard Power Systems, Inc.	10,800	19,378
#Bank of Montreal	2,750	162,401
Bank of Nova Scotia	4,010	214,949
*Bankers Petroleum, Ltd.	1,500	10,516
Barrick Gold Corp.	3,700	178,198
#BCE, Inc.	4,327	145,138
#*Birchcliff Energy, Ltd.	1,100	9,211
Bombardier, Inc. Class B	9,300	46,322
CAE, Inc.	908	10,185
Cameco Corp.	1,900	58,775

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Canaccord Capital, Inc.	2,723	$28,221
Canada Bread Co., Ltd.	200	8,609
#Canadian Imperial Bank of Commerce	2,832	217,225
#Canadian National Railway Co.	700	45,340
Canadian National Resources, Ltd.	7,400	269,401
Canadian Pacific Railway, Ltd.	1,190	77,568
#Canadian Tire Corp. Class A	600	35,056
#Canadian Western Bank	500	12,433
Canam Group, Inc. Class A	3,700	29,240
*Canfor Corp.	1,300	12,275
Cascades, Inc.	2,800	18,449
CCL Industries, Inc. Class B	400	11,727
*Celestica, Inc.	1,800	15,160
*Celtic Exploration, Ltd.	1,200	14,448
#Cenovus Energy, Inc.	4,841	134,707
*CGI Group, Inc.	4,800	73,843
#CI Financial Corp.	2,000	41,867
Cogeco Cable, Inc.	300	11,472
*Compton Petroleum Corp.	900	437
*Connacher Oil & Gas, Ltd.	3,200	3,640
*Consolidated Thompson Iron Mines, Ltd.	5,500	53,280
Corus Entertainment, Inc. Class B	700	15,113
#Crescent Point Energy Corp.	1,231	48,762
*Crew Energy, Inc.	2,300	44,471
*Denison Mines Corp.	1,700	3,567
*Descartes Systems Group, Inc. (The)	4,200	26,520
*Detour Gold Corp.	1,400	40,892
Dorel Industries, Inc. Class B	400	13,484
DundeeWealth, Inc.	1,460	23,620
*Eastern Platinum, Ltd.	24,600	44,863
#Eldorado Gold Corp.	1,283	21,725
#Emera, Inc.	500	14,550
Empire Co., Ltd. Class A	300	17,169
#Enbridge, Inc.	3,628	200,662
#Encana Corp.	4,956	139,996
Ensign Energy Services, Inc.	3,200	39,722
*Equinox Minerals, Ltd.	17,303	93,988
Equitable Group, Inc.	1,300	29,865
*Euro Goldfields, Ltd.	1,700	22,969
*Fairborne Energy, Ltd.	900	3,565
Fairfax Financial Holdings, Ltd.	160	65,448
Finning International, Inc.	2,600	61,131
First Quantum Minerals, Ltd.	600	52,540
*Flint Energy Services, Ltd.	2,500	39,048
Fortis, Inc.	1,350	42,847
#Franco-Nevada Corp.	2,740	94,512
#*Fronteer Gold, Inc.	1,300	10,337
#*Galleon Energy, Inc. Class A	1,400	5,353
George Weston, Ltd.	900	72,316
#*Gildan Activewear, Inc.	675	19,451
#*Golden Star Resources, Ltd.	2,800	14,688
*Grande Cache Coal Corp.	6,500	44,612
*Great Canadian Gaming Corp.	4,400	34,815
#Groupe Aeroplan, Inc.	4,823	58,638
*Hanfeng Evergreen, Inc.	2,300	15,425
*Harry Winston Diamond Corp.	1,359	17,362
Home Capital Group, Inc.	300	14,128
HudBay Minerals, Inc.	6,400	101,030
#Husky Energy, Inc.	1,200	29,791
#IAMGOLD Corp.	8,900	162,397
IESI-BFC, Ltd.	2,338	54,719

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
IGM Financial, Inc.	360	$15,234
*Imax Corp.	1,600	34,717
*Imperial Metals Corp.	1,900	46,201
#Indigo Books & Music, Inc.	1,191	17,878
Industrial Alliance Insurance & Financial Services, Inc.	1,600	50,201
Inmet Mining Corp.	1,200	71,748
Intact Financial Corp.	300	13,587
*International Forest Products, Ltd. Class A	3,400	16,602
*Intertape Polymer Group, Inc.	1,600	1,663
#*Ivanhoe Energy, Inc.	8,460	21,899
#*Jaguar Mining, Inc.	2,600	16,851
Jean Coutu Group (PJC), Inc. Class A (The)	1,000	8,991
*Kingsway Financial Services, Inc.	800	1,177
#Kinross Gold Corp. (B03Z841)	1,523	27,402
*Kinross Gold Corp. (B3WC1L2)	73	300
#*Lake Shore Gold Corp.	8,200	27,818
Laurentian Bank of Canada	300	13,016
Leon’s Furniture, Ltd.	536	7,200
Linamar Corp.	1,800	39,657
#Loblaw Cos., Ltd.	1,244	53,156
*Lundin Mining Corp.	9,800	62,073
*MacDonald Dettweiler & Associates, Ltd.	1,700	84,692
#Manitoba Telecom Services, Inc.	300	8,568
#Manulife Financial Corp.	18,616	235,643
Maple Leaf Foods, Inc.	300	3,639
#*MDS, Inc.	800	8,958
Methanex Corp.	1,000	27,846
#Metro, Inc. Class A	1,760	80,761
*Migao Corp.	3,700	26,302
#*Minera Andes, Inc.	31,500	60,844
Mullen Group, Ltd.	2,000	30,003
#National Bank of Canada	2,095	137,893
Nexen, Inc.	5,527	117,596
#*Northgate Minerals Corp.	11,300	32,020
Nuvista Energy, Ltd.	2,200	19,910
*Open Range Energy Corp.	7,500	9,413
#*Open Text Corp.	400	17,696
*OPTI Canada, Inc.	1,800	1,235
*Osisko Mining Corp.	5,600	77,639
*Pacific Rubiales Energy Corp.	1,925	61,361
*Paramount Resources, Ltd. Class A	2,100	42,148
Pason Systems, Inc.	700	8,181
#*PetroBakken Energy, Ltd.	1,261	27,844
*Petrobank Energy & Resources, Ltd.	1,400	55,717
#Petrominerales, Ltd.	540	13,835
Potash Corp. of Saskatchewan, Inc.	700	101,235
#Progress Energy Resources Corp.	3,300	35,042
*Quadra FNX Mining, Ltd.	2,922	41,256
Quebecor, Inc. Class B	1,200	43,287
*Queenston Mining, Inc.	5,000	25,983
*Quest Capital Corp.	22,000	39,906
#*Questerre Energy Corp.	7,500	12,722
Reitmans Canada, Ltd. Class A	700	13,439
*Research In Motion, Ltd.	100	5,688
Richelieu Hardware, Ltd.	1,151	33,236
#Ritchie Brothers Auctioneers, Inc.	600	12,748
*RONA, Inc.	800	10,197
#Royal Bank of Canada	12,327	657,384
Russel Metals, Inc.	2,600	51,189
#Saputo, Inc.	450	17,199
Savanna Energy Services Corp.	700	4,015

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Sears Canada, Inc.	900	$17,208
*SEMAFO, Inc.	1,800	21,602
#Shaw Communictions, Inc. Class B	600	12,866
ShawCor, Ltd.	400	12,307
Sherritt International Corp.	2,300	17,883
*Shore Gold, Inc.	2,500	1,740
#*Silver Standard Resources, Inc.	300	7,295
*Silver Wheaton Corp.	1,400	40,247
*SilverBirch Energy Corp.	1,366	8,706
Silvercorp Metals, Inc.	1,200	11,225
#*Sino-Forest Corp.	4,400	86,973
SNC-Lavalin Group, Inc.	500	25,542
#*SouthGobi Resources, Ltd.	1,700	18,235
#*Sprott Resource Corp.	7,300	31,135
*Stantec, Inc.	400	11,056
#Student Transportation, Inc.	2,294	13,181
#Sun Life Financial, Inc.	9,975	282,261
Suncor Energy, Inc.	16,375	524,694
#Superior Plus Corp.	2,600	30,974
*SXC Health Solutions Corp.	1,000	39,043
Talisman Energy, Inc.	12,900	233,867
Teck Resources, Ltd. Class B	4,600	205,667
Telus Corp.	300	13,295
Telus Corp. Non-Voting	2,004	84,766
#*Thompson Creek Metals Co., Inc.	4,800	57,794
Thomson Reuters Corp.	2,676	102,196
Tim Hortons, Inc.	1,300	48,869
*Timminco, Ltd.	600	171
TMX Group, Inc.	1,000	33,258
Toromont Industries, Ltd.	400	11,401
#Toronto Dominion Bank	5,920	426,340
#Torstar Corp. Class B	1,400	17,680
#TransAlta Corp.	3,200	64,791
#Transcontinental, Inc. Class A	2,900	43,533
*Transglobe Energy Corp.	3,900	40,878
Trican Well Service, Ltd.	800	13,868
Trinidad Drilling, Ltd.	4,200	21,002
#*Uranium One, Inc.	4,000	16,355
#Valeant Pharmaceuticals International, Inc.	800	22,136
*Viterra, Inc.	9,155	87,699
West Fraser Timber Co., Ltd.	300	13,031
Wi-Lan, Inc.	9,000	42,710

TOTAL CANADA		9,817,774

DENMARK — (0.6%)
#Alk-Abello A.S.	90	5,706
Carlsberg A.S. Series B	327	35,751
Coloplast A.S.	150	18,574
D/S Norden A.S.	884	34,328
Danisco A.S.	857	73,921
*Danske Bank A.S.	2,885	76,636
DSV A.S.	700	14,354
*Genmab A.S.	400	5,306
*GN Store Nord A.S.	7,896	65,934
*Greentech Energy Systems A.S.	600	2,252
Jeudan A.S.	126	9,421
*Jyske Bank A.S.	376	16,853
#NKT Holding A.S.	250	13,465
Novo-Nordisk A.S. Series B	100	10,500
Novo-Nordisk A.S. Sponsored ADR	1,600	167,680
Novozymes A.S. Series B	436	58,090

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
*Rockwool International A.S.	90	$10,146
SimCorp. A.S.	50	8,699
*Spar Nord Bank A.S.	600	6,995
*Sydbank A.S.	620	16,322
*Torm A.S. ADR	400	2,972
Trygvesta A.S.	149	7,508
*Vestas Wind Systems A.S.	1,409	44,916

TOTAL DENMARK		706,329

FINLAND — (1.4%)
Ahlstrom Oyj	715	14,616
Alma Media Oyj	1,118	11,553
#Atria P.L.C.	677	9,442
#Cargotec Oyj Series B	1,156	52,571
*Finnair Oyj	1,807	13,645
Fiskars Oyj Abp Series A	175	3,560
Fortum Oyj	4,033	114,384
#F-Secure Oyj	6,547	19,949
HKScan Oyj	1,428	14,445
Huhtamaki Oyj	4,004	50,759
KCI Konecranes Oyj	433	17,264
Kemira Oyj	1,394	20,522
Kesko Oyj	1,170	58,060
#Kone Oyj Series B	1,397	74,847
Lassila & Tikanoja Oyj	682	12,895
Metso Corp. Oyj	3,140	148,872
#Neste Oil Oyj	3,500	58,060
Nokia Oyj	1,588	17,054
#Nokia Oyj Sponsored ADR	13,629	145,558
Nokian Renkaat Oyj	253	8,772
Orion Oyj Series A	463	9,803
Orion Oyj Series B	482	10,252
Outokumpu Oyj	2,098	37,687
Outotec Oyj	108	5,043
Pohjola Bank P.L.C.	1,079	13,651
#Poyry Oyj	706	8,583
#Ramirent Oyj	548	6,165
#*Rautaruukki Oyj Series K	1,100	21,860
#Ruukki Group Oyj	1,697	4,230
Sampo Oyj	5,291	148,162
Sanoma Oyj	1,130	25,497
#Stockmann Oyj Abp Series B	275	9,768
Stora Enso Oyj Series R	19,311	191,877
Tieto Oyj	806	15,415
#*Tikkurila Oyj	348	7,499
UPM-Kymmene Oyj	10,231	169,993
#Wartsila Corp. Oyj Series B	2,136	149,793
Yit Oyj	373	9,018

TOTAL FINLAND		1,711,124

FRANCE — (7.8%)
Accor SA	1,270	52,118
Aeroports de Paris SA	558	47,418
*Air France-KLM SA	2,858	52,181
Air Liquide SA	1,114	144,237
*Alcatel-Lucent SA	28,475	100,108
Alstom SA	687	34,695
#*Altran Technologies SA	4,114	17,666
April Group SA	128	3,848
Arkema SA	2,364	152,758
*Atos Origin SA	1,623	75,108

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
AXA SA	10,840	$197,689
AXA SA Sponsored ADR	2,900	52,867
*Beneteau SA	1,571	33,770
bioMerieux SA	95	9,158
BNP Paribas SA	7,426	543,182
Bongrain SA	214	17,248
#Bourbon SA	1,065	48,536
Bouygues SA	1,944	85,980
#*Bull SA	5,424	25,695
Bureau Veritas SA	617	45,606
Canal Plus SA	1,800	13,273
Capgemini SA	1,725	88,059
Carrefour SA	3,700	200,331
Casino Guichard Perrachon SA	359	33,775
Cie de Saint-Gobain SA	3,478	163,405
#*Cie Generale de Geophysique-Veritas SA Sponsored ADR	2,800	65,212
Cie Generale des Establissements Michelin SA Series B	1,785	142,626
Cie Generale D’Optique Essilor Intenational SA	1,550	103,591
Ciments Francais SA	106	9,774
CNP Assurances SA	1,380	27,577
Credit Agricole SA	8,423	138,143
Danone SA	4,343	275,371
#Dassault Systemes SA ADR	500	38,450
#*Derichebourg SA	1,159	5,736
*Edenred SA	2,732	57,226
#EDF Energies Nouvelles SA	145	6,296
Eiffage SA	375	18,539
Electricite de France SA	673	30,875
#Eramet SA	14	4,860
Esso S.A.F.	72	9,675
Establissements Maurel et Prom SA	579	8,539
*Euler Hermes SA	231	21,756
*Euro Disney SCA	1,039	6,075
*European Aeronautic Defence & Space Co. SA	3,285	86,417
#Eutelsat Communications SA	1,645	61,913
Faiveley Transport SA	99	8,371
Fimalac SA	138	5,939
France Telecom SA	6,786	162,818
France Telecom SA Sponsored ADR	5,900	140,951
GDF Suez SA	6,441	257,364
Gemalto NV	1,658	75,562
GIFI SA	27	2,106
GL Events SA	729	25,339
Groupe Eurotunnel SA	2,120	21,091
Groupe Steria SCA	1,736	46,811
Guyenne et Gascogne SA	72	7,949
*Haulotte Group SA	105	1,363
Havas SA	8,511	44,844
#Iliad SA	292	32,894
Imerys SA	712	42,539
Ingenico SA	1,037	31,300
Ipsen SA	668	23,540
Ipsos SA	347	16,728
*JCDecaux SA	773	22,705
Korian SA	218	5,176
Lafarge SA	1,801	102,991
Lagardere SCA	2,391	102,148
Legrand SA	2,260	87,267
L’Oreal SA	1,496	175,726
LVMH Moet Hennessy Louis Vuitton SA	773	121,278
M6 Metropole Television SA	468	11,456

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Maisons France Confort SA	226	$9,847
*Manitou BF SA	331	6,984
Mersen SA	178	7,812
*Natixis SA	19,483	119,685
#Neopost SA	102	8,473
Nexans SA	1,179	84,094
Nexity SA	965	42,849
NRJ Group SA	2,272	23,793
Orpea SA	167	8,421
#*PagesJaunes Groupe SA	2,821	31,100
Pernod-Ricard SA	2,379	211,458
*Peugeot SA	4,045	161,804
Pierre & Vacances SA	107	7,792
PPR SA	910	149,671
Publicis Groupe SA	518	25,804
Rallye SA	759	29,690
#Remy Cointreau SA	172	12,111
*Renault SA	4,722	263,614
*Rexel SA	4,160	78,563
*Rhodia SA	3,481	97,048
Rubis SA	413	45,791
Safran SA	2,541	80,614
Saft Groupe SA	337	12,880
SAMSE SA	4	350
*Sanofi-Aventis SA ADR	4,280	150,271
Schneider Electric SA	2,444	347,248
SCOR SE	3,042	74,798
SEB SA	180	17,260
Sechilienne SA	158	4,591
*Sequana SA	959	13,902
SES SA	2,870	73,704
Societe BIC SA	594	52,726
Societe Generale Paris SA	6,182	370,703
Societe Television Francaise 1 SA	2,666	43,696
Sodexo SA	451	29,351
Sopra Group SA	228	18,993
Stef-TFE SA	27	1,504
STMicroelectronics NV	7,387	64,778
#STMicroelectronics NV ADR	4,375	38,456
Suez Environnement SA	1,367	26,747
Technip SA	1,581	133,189
Teleperformance SA	1,201	37,953
Thales SA	871	35,542
#*Theolia SA	955	1,685
Total SA	7,373	401,343
#Total SA Sponsored ADR	6,225	339,138
*Trigano SA	1,235	31,815
#*UbiSoft Entertainment SA	1,168	15,217
*Valeo SA	289	15,622
Vallourec SA	1,422	147,852
Veolia Environnement SA	985	28,966
Veolia Environnement SA ADR	1,000	29,390
Viel et Compagnie SA	300	1,207
Vilmorin & Cie SA	128	13,605
Vinci SA	2,585	138,612
Vivendi SA	10,856	310,212
Zodiac Aerospace SA	203	14,355

TOTAL FRANCE		9,478,297

GERMANY — (4.9%)
*Aareal Bank AG	1,754	42,822

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Adidas-Salomon AG	789	$51,389
*ADVA AG Optical Networking	4,695	38,097
#*Air Berlin P.L.C.	3,958	18,730
#Aixtron AG	817	26,604
Allianz SE	1,837	230,069
Allianz SE Sponsored ADR	10,000	125,300
#Asian Bamboo AG	317	16,274
Aurubis AG	920	47,433
Axel Springer AG	32	4,756
BASF SE	2,320	169,272
#Bauer AG	98	4,515
Bayer AG	1,916	143,656
Bayerische Motoren Werke AG	3,701	265,260
Bechtle AG	976	36,368
Beiersdorf AG	626	40,967
Biotest AG	111	5,977
Celesio AG	648	15,507
Cewe Color Holding AG	374	15,962
Comdirect Bank AG	2,270	22,470
#*Commerzbank AG	10,024	90,345
#*Constantin Medien AG	3,713	8,458
*Curanum AG	1,469	4,685
*Daimler AG	3,354	221,644
*Delticom AG	86	6,851
*Demag Cranes AG	197	9,820
Deutsche Bank AG (5750355)	3,630	209,110
Deutsche Bank AG (D18190898)	1,215	70,324
*Deutsche Beteiligungs AG	258	7,460
Deutsche Boerse AG	448	31,622
*Deutsche Lufthansa AG	2,403	51,370
Deutsche Post AG	7,506	139,916
*Deutsche Postbank AG	1,524	53,048
Deutsche Telekom AG	15,899	230,098
#Deutsche Telekom AG Sponsored ADR	6,800	97,988
*Deutz AG	6,556	56,095
Douglas Holding AG	193	10,774
Drillisch AG	2,194	18,801
E.ON AG	2,223	69,705
Fielmann AG	130	13,182
Fraport AG	1,100	69,781
Freenet AG	2,455	31,327
Fresenius Medical Care AG & Co KGaA ADR	800	50,912
Fresenius SE	503	44,359
GEA Group AG	2,838	74,085
Generali Deutschland Holding AG	314	41,075
*Gerresheimer AG	1,010	39,874
GFK SE	415	17,306
#Gildemeister AG	2,595	46,251
#Hamburger Hafen und Logistik AG	806	35,264
Hannover Rueckversicherung AG	1,298	65,383
*Heidelberger Druckmaschinen AG	1,197	5,507
Heidelberger Zement AG	720	37,921
Henkel AG & Co. KGaA	473	23,440
#Hochtief AG	1,112	96,351
*Infineon Technologies AG	3,620	28,600
*Infineon Technologies AG ADR	8,952	70,273
*IVG Immobilien AG	1,220	9,363
*Jenoptik AG	3,400	22,689
K&S AG	952	66,230
*Kloeckner & Co. SE	1,463	32,800
Kontron AG	2,751	26,721

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*Krones AG	127	$7,050
*Kuka AG	391	8,117
KWS Saat AG	54	9,647
Lanxess AG	920	63,944
*Leoni AG	1,292	47,150
Linde AG	684	98,458
MAN SE	1,113	122,456
Medion AG	557	8,802
*Merck KGaA	698	58,115
Metro AG	610	42,755
*Morphosys AG	1,004	23,919
MTU Aero Engines Holding AG	936	56,469
Munchener Rueckversicherungs-Gesellschaft AG	988	154,425
MVV Energie AG	114	4,650
#*Nordex SE	320	3,098
Pfeiffer Vacuum Technology AG	214	20,466
#*Pfleiderer AG	423	2,148
*PNE Wind AG	5,346	12,264
Porsche Automobil Holding SE	1,219	62,397
#Praktiker Bau-und Heimwerkermaerkte Holding AG	1,393	13,209
Puma AG Rudolf Dassler Sport	53	17,463
#*Q-Cells SE	1,266	5,420
*QSC AG	9,842	25,116
Rational AG	48	10,647
Rheinmetall AG	288	20,770
Rhoen-Klinikum AG	1,462	34,255
*Roth & Rau AG	532	12,509
RWE AG	1,563	112,201
SAP AG	1,047	54,351
#SAP AG Sponsored ADR	3,060	158,294
#*SGL Carbon SE	966	35,820
Siemens AG	434	49,598
Siemens AG Sponsored ADR	3,300	377,223
Sixt AG	763	29,574
*Sky Deutschland AG	1,980	3,179
Software AG	147	20,584
#*Solarworld AG	599	8,682
Stada Arzneimittel AG	2,098	64,665
Suedzucker AG	979	23,074
*Suss Microtec AG	1,680	14,128
Symrise AG	851	25,923
ThyssenKrupp AG	2,021	74,285
Tognum AG	1,706	41,540
#*TUI AG	4,115	48,100
United Internet AG	2,950	52,960
#Vossloh AG	35	4,079
*VTG AG	1,395	27,282
Wacker Chemie AG	130	26,824
Wincor Nixdorf AG	165	12,070
#Wirecard AG	1,798	26,808

TOTAL GERMANY		5,895,199

GREECE — (0.4%)
*Agricultural Bank of Greece S.A.	2,272	2,744
Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	612	1,073
*Alpha Bank A.E.	3,520	23,253
Bank of Greece S.A.	135	6,052
Coca-Cola Hellenic Bottling Co. S.A.	2,741	70,805
Coca-Cola Hellenic Bottling Co. S.A. ADR	500	12,720
*EFG Eurobank Ergasias	8,726	53,859
EYDAP Athens Water Supply & Sewage Co. S.A.	1,035	6,964

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
Fourlis Holdings S.A.	184	$1,754
Hellenic Exchanges S.A.	754	5,977
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	1,400	5,586
Marfin Investment Group S.A.	26,161	29,460
Motor Oil (Hellas) Corinth Refineries S.A.	833	9,143
*Mytilineos Holdings S.A.	4,059	24,853
*National Bank of Greece S.A.	10,894	119,577
#*National Bank of Greece S.A. ADR	4,590	10,373
*Piraeus Bank S.A.	2,528	13,129
*Sidenor Steel Products Manufacturing Co. S.A.	614	2,173
Titan Cement Co. S.A.	1,093	23,377
*TT Hellenic Postbank S.A.	1,384	7,407

TOTAL GREECE		430,279

HONG KONG — (1.6%)
AAC Acoustic Technologies Holdings, Inc.	4,000	9,714
Allied Properties, Ltd.	48,000	9,939
*Associated International Hotels, Ltd.	4,000	8,431
BOC Hong Kong Holdings, Ltd.	15,000	47,081
C C Land Holdings, Ltd.	20,000	7,685
Cafe de Coral Holdings, Ltd.	14,000	39,417
Cathay Pacific Airways, Ltd.	19,000	51,191
CLP Holdings, Ltd.	3,000	24,388
Dah Sing Financial Holdings, Ltd.	1,600	11,126
Dickson Concepts International, Ltd.	6,500	5,524
EcoGreen Fine Chemicals Group, Ltd.	28,000	10,140
Esprit Holdings, Ltd.	2,400	12,876
First Pacific Co., Ltd.	16,800	15,568
#*Foxconn International Holdings, Ltd.	48,000	35,520
Fubon Bank Hong Kong, Ltd.	10,000	4,611
*Genting Hong Kong, Ltd.	96,000	43,951
Glorious Sun Enterprises, Ltd.	14,000	6,376
Great Eagle Holdings, Ltd.	4,168	12,490
*G-Resources Group, Ltd.	144,000	8,841
Hang Lung Group, Ltd.	6,000	39,938
Hang Lung Properties, Ltd.	10,000	48,860
Hang Seng Bank, Ltd.	2,300	33,612
Harbour Centre Development, Ltd.	2,000	2,425
Henderson Land Development Co., Ltd.	4,024	28,681
HKR International, Ltd.	48,800	25,058
Hong Kong & China Gas Co., Ltd.	17,400	42,021
Hong Kong & Shanghai Hotels, Ltd.	6,500	11,465
Hong Kong Electric Holdings, Ltd.	8,000	50,652
Hong Kong Exchanges & Clearing, Ltd.	700	15,452
*Hongkong Chinese, Ltd.	58,000	8,172
Hutchison Whampoa, Ltd.	11,000	108,781
#Industrial & Commercial Bank of China Asia, Ltd.	10,982	40,729
Integrated Distribution Services Group, Ltd.	8,000	26,422
#IT, Ltd.	82,000	69,174
Kerry Properties, Ltd.	9,000	49,999
*Ko Yo Ecological Agrotech Group, Ltd.	360,000	7,947
*Kowloon Development Co., Ltd.	7,000	7,783
Li & Fung, Ltd.	8,000	42,255
Lifestyle International Holdings, Ltd.	4,500	10,555
*Melco International Development, Ltd.	8,000	4,581
Midland Holdings, Ltd.	18,000	18,180
*Mongolia Energy Corp., Ltd.	83,000	31,888
#MTR Corp., Ltd.	10,051	38,359
New World Development Co., Ltd.	20,986	41,538
NWS Holdings, Ltd.	10,790	25,486
*Orient Overseas International, Ltd.	2,500	21,986

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Pacific Basin Shipping, Ltd.	21,000	$15,376
Paliburg Holdings, Ltd.	28,000	9,878
*PT Indofood CBP Sukses Makmur Tbk	67	43
Public Financial Holdings, Ltd.	10,000	6,675
*Samling Global, Ltd.	106,000	8,502
Shangri-La Asia, Ltd.	22,000	49,776
Shun Tak Holdings, Ltd.	8,000	5,286
Sino Land Co., Ltd.	32,022	66,804
*Sino-Tech International Holdings, Ltd.	110,000	5,898
Sun Hung Kai Properties, Ltd.	9,000	154,236
#*Sustainable Forest Holdings, Ltd.	232,500	10,385
Television Broadcasts, Ltd.	2,000	10,691
Tongda Group Holdings, Ltd.	270,000	12,078
Transport International Holdings, Ltd.	2,800	9,052
Victory City International Holdings, Ltd.	41,042	10,372
Vitasoy International Holdings, Ltd.	10,000	8,726
*VST Holdings, Ltd.	62,000	15,871
#Vtech Holdings, Ltd.	5,000	52,181
Wharf Holdings, Ltd.	20,000	131,685
Wheelock & Co., Ltd.	9,000	31,722
Wing Hang Bank, Ltd.	1,000	11,688
Xinyi Glass Holdings, Ltd.	34,000	27,067

TOTAL HONG KONG		1,870,860

IRELAND — (0.3%)
*Allied Irish Banks P.L.C.	2,797	1,328
*Allied Irish Banks P.L.C. Sponsored ADR	2,100	2,100
*Anglo Irish Bank Corp. P.L.C.	5,570	1,682
Bank of Ireland P.L.C. Sponsored ADR	300	924
C&C Group P.L.C.	1,711	7,871
CRH P.L.C.	3,129	54,048
CRH P.L.C. Sponsored ADR	1,200	21,204
DCC P.L.C.	432	12,501
*Dragon Oil P.L.C.	1,859	13,320
FBD Holdings P.L.C.	1,875	16,012
*Governor & Co. of the Bank of Ireland P.L.C. (The)	87,494	65,348
Grafton Group P.L.C.	5,495	23,458
*Independent News & Media P.L.C.	730	626
*Irish Life & Permanent Group Holdings P.L.C.	1,177	2,491
Kerry Group P.L.C.	1,797	66,132
Kingspan Group P.L.C.	1,288	10,771
Paddy Power P.L.C.	352	14,208
*Smurfit Kappa Group P.L.C.	3,302	35,349
*United Drug P.L.C.	1,825	5,789

TOTAL IRELAND		355,162

ISRAEL — (0.6%)
*Bank Hapoalim B.M.	17,652	79,991
*Bank Leumi Le-Israel B.M.	14,385	66,193
Bezeq Israeli Telecommunication Corp., Ltd.	10,837	28,489
Cellcom Israel, Ltd.	360	12,097
Clal Industries & Investments, Ltd.	2,565	19,227
Elbit Systems, Ltd.	194	10,301
Israel Chemicals, Ltd.	3,136	47,862
*Migdal Insurance & Financial Holding, Ltd.	1,471	3,055
Mizrahi Tefahot Bank, Ltd.	334	3,118
*NICE Systems, Ltd. Sponsored ADR	1,397	46,786
Partner Communications Co., Ltd.	822	16,693
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	6,919	359,096

TOTAL ISRAEL		692,908

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (2.1%)
A2A SpA	14,901	$24,296
*ACEA SpA	926	11,049
Actelios SpA	1,159	3,573
#Alerion Cleanpower SpA	20,862	15,255
Ansaldo STS SpA	2,397	33,066
#*Arnoldo Mondadori Editore SpA	3,462	12,214
Assicurazioni Generali SpA	3,534	77,465
Astaldi SpA	2,155	15,876
*Autogrill SpA	1,407	18,765
Azimut Holding SpA	3,472	35,411
#Banca Carige SpA	4,691	11,359
*Banca Intermobiliare SpA	2,104	12,251
#*Banca Monte Dei Paschi di Siena SpA	62,342	87,749
Banca Piccolo Credito Valtellinese Scarl	5,966	30,264
*Banca Popolare dell’Etruria e del Lazio Scarl	5,269	24,440
Banca Popolare di Milano Scarl	5,532	25,865
*Banca Popolare di Sondrio Scarl	695	6,571
Banco Popolare Scarl	6,451	34,670
#Buzzi Unicem SpA	1,190	13,690
*C.I.R. SpA - Compagnie Industriali Riunite	12,797	29,086
Credito Emiliano SpA	697	4,956
Davide Campari - Milano SpA	2,418	15,336
De Longhi SpA	4,371	25,257
DiaSorin SpA	691	28,385
*Elica SpA	7,787	16,368
Enel SpA	35,729	204,089
Eni SpA	6,277	141,342
Eni SpA Sponsored ADR	600	26,958
ERG SpA	536	7,404
Esprinet SpA	1,834	18,246
*Fastweb SpA	316	7,905
Fiat SpA	2,905	49,194
Finmeccanica SpA	4,617	64,518
*Gemina SpA	6,656	5,345
#Geox SpA	707	4,255
*Gruppo Editoriale L’Espresso SpA	2,471	6,564
Hera SpA	4,615	9,768
*Impregilo SpA	2,167	6,951
Intesa Sanpaolo SpA	82,894	291,552
Iren SpA	3,033	5,330
#Italcementi SpA	3,075	25,934
Italmobiliare SpA	111	3,930
Mediaset SpA	5,201	38,400
Milano Assicurazioni SpA	5,077	10,980
#Pirelli & Co. SpA	2,203	18,823
*Prelios SpA	2,203	1,294
*Premafin Finanziaria SpA	6,626	9,910
Prysmian SpA	2,180	42,254
#*Safilo Group SpA	1,166	18,399
Saipem SpA	2,333	103,652
*Saras SpA	3,128	6,923
Snam Rete Gas SpA	10,794	58,519
Societa Iniziative Autostradali e Servizi SpA	3,086	29,198
Societe Cattolica di Assicurazoni Scrl SpA	1,001	27,238
Telecom Italia SpA	2,532	3,886
Telecom Italia SpA Sponsored ADR	6,120	93,391
*Tenaris SA	1,995	41,365
#Tenaris SA ADR	1,300	53,859
Terna Rete Elettrica Nazionale SpA	7,723	35,638
Tod’s SpA	601	58,305
UniCredit SpA	112,287	292,740

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Unione di Banche Italiane ScpA	6,265	$66,150
Unipol Gruppo Finanziario SpA	5,663	4,452
Vittoria Assicurazioni SpA	2,148	10,972

TOTAL ITALY		2,518,850

JAPAN — (18.1%)
77 Bank, Ltd. (The)	5,000	23,545
*Accordia Golf Co., Ltd.	37	33,820
Adeka Corp.	4,200	44,771
Advan Co., Ltd.	500	3,465
Advantest Corp. ADR	500	9,500
#AEON Co., Ltd.	10,900	128,372
Aica Kogyo Co., Ltd.	2,900	32,583
Aichi Bank, Ltd. (The)	300	16,794
Air Water, Inc.	4,000	46,609
Aisin Seiki Co., Ltd.	1,300	40,733
Ajinomoto Co., Inc.	8,000	76,240
Akita Bank, Ltd. (The)	3,000	8,459
Alfresa Holdings Corp.	600	25,227
Aloka Co., Ltd.	500	2,947
Alps Electric Co., Ltd.	1,000	8,960
Amada Co., Ltd.	6,000	39,481
Amano Corp.	3,100	25,520
#Anritsu Corp.	2,000	12,900
AOI Electronic Co., Ltd.	200	1,918
Aomori Bank, Ltd. (The)	6,000	14,610
Aoyama Trading Co., Ltd.	1,700	27,686
Aozora Bank, Ltd.	8,000	13,373
Arakawa Chemical Industries, Ltd.	300	3,131
Arc Land Sakamoto Co., Ltd.	900	9,458
Arcs Co., Ltd.	1,600	20,704
Asahi Breweries, Ltd.	2,300	46,389
Asahi Glass Co., Ltd.	8,000	76,742
Asahi Kasei Corp.	13,000	76,478
*Asahi Tec Corp.	80,000	20,886
Asics Corp.	1,000	10,768
Astellas Pharma, Inc.	3,800	141,367
*Atom Corp.	3,800	10,355
*Autobacs Seven Co., Ltd.	900	33,715
Avex Group Holdings, Inc.	2,300	33,125
#Awa Bank, Ltd. (The)	3,000	20,394
#Bank of Iwate, Ltd. (The)	200	8,453
Bank of Kyoto, Ltd. (The)	4,000	35,721
Bank of Nagoya, Ltd. (The)	2,000	6,051
Bank of Okinawa, Ltd. (The)	300	11,542
Bank of Saga, Ltd. (The)	8,000	21,046
Bank of the Ryukyus, Ltd.	1,800	20,888
Bank of Yokohama, Ltd. (The)	12,000	58,837
Belluna Co., Ltd.	3,100	14,763
Benesse Holdings, Inc.	500	23,996
Bridgestone Corp.	1,100	19,691
Brother Industries, Ltd.	2,300	29,362
Bunka Shutter Co., Ltd.	6,000	13,116
Canon Marketing Japan, Inc.	600	7,474
#Canon, Inc. Sponsored ADR	7,600	349,600
Capcom Co., Ltd.	200	3,144
*Casio Computer Co., Ltd.	9,200	64,525
Central Glass Co., Ltd.	7,000	30,147
Central Japan Railway Co.	2	15,128
Century Tokyo Leasing Corp.	2,300	33,181
Chiba Bank, Ltd. (The)	10,000	61,738

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Chofu Seisakusho Co., Ltd.	1,400	$28,236
Chubu Electric Power Co., Ltd.	4,500	113,725
Chubu Shiryo Co., Ltd.	1,000	5,900
Chugai Pharmaceutical Co., Ltd.	900	15,779
Chugoku Bank, Ltd. (The)	1,000	11,599
#Chugoku Electric Power Co., Ltd. (The)	2,800	56,430
Chukyo Bank, Ltd. (The)	8,000	23,632
Chuo Mitsui Trust Holdings, Inc.	7,000	25,253
Chuo Spring Co., Ltd.	1,000	3,342
Circle K Sunkus Co., Ltd.	1,500	21,258
Citizen Holdings Co., Ltd.	2,400	13,794
Cleanup Corp.	600	3,628
CMK Corp.	2,600	10,253
Coca-Cola West Co., Ltd.	2,100	32,135
Comsys Holdings Corp.	1,000	8,876
Cosel Co., Ltd.	600	7,867
Cosmo Oil Co., Ltd.	16,000	43,085
*CSK Corp.	600	2,011
Cybernet Systems Co., Ltd.	16	4,111
Dai Nippon Printing Co., Ltd.	7,000	88,300
Daicel Chemical Industries, Ltd.	5,000	34,733
Daido Steel Co., Ltd.	6,000	30,574
#Daidoh, Ltd.	500	4,024
*Daiei, Inc. (The)	1,350	4,885
Daifuku Co., Ltd.	1,500	7,126
Daihatsu Motor Co., Ltd.	4,000	54,034
Daiichi Sankyo Co., Ltd.	4,200	89,005
Daikin Industries, Ltd.	1,600	55,666
*Dainippon Screen Manufacturing Co., Ltd.	5,000	28,452
Dainippon Sumitomo Pharma Co., Ltd.	2,000	18,062
Daio Paper Corp.	1,000	6,495
#Daiseki Co., Ltd.	1,100	20,803
Daishi Bank, Ltd. (The)	4,000	12,363
Daito Trust Construction Co., Ltd.	400	24,188
Daiwa House Industry Co., Ltd.	8,000	86,211
Daiwa Securities Group, Inc.	19,000	77,467
#DCM Holdings Co., Ltd.	1,300	6,603
Denki Kagaku Kogyo K.K.	4,000	17,604
Denso Corp.	3,400	105,734
Dentsu, Inc.	2,700	63,623
DIC Corp.	7,000	13,010
#Disco Corp.	300	17,370
#Don Quijote Co., Ltd.	600	16,433
Doutor Nichires Holdings Co., Ltd.	1,900	25,722
Dowa Holdings Co., Ltd.	10,000	60,716
*Duskin Co., Ltd.	1,300	22,852
Dydo Drinco, Inc.	400	13,279
East Japan Railway Co.	1,200	74,104
*Ebara Corp.	7,000	29,978
#Edion Corp.	1,300	9,619
Ehime Bank, Ltd. (The)	8,000	20,865
#Eisai Co., Ltd.	1,300	44,723
Eizo Nanao Corp.	1,100	22,424
Electric Power Development Co., Ltd.	1,000	29,589
*Elpida Memory, Inc.	3,100	31,734
ESPEC Corp.	700	3,936
Exedy Corp.	400	12,482
#Ezaki Glico Co., Ltd.	1,000	12,284
FALCO SD HOLDINGS Co., Ltd.	200	1,491
FamilyMart Co., Ltd.	400	14,184
Fanuc, Ltd.	800	115,816

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Fast Retailing Co., Ltd.	300	$39,297
Fuji Corp., Ltd.	1,100	4,165
#Fuji Electric Holdings Co., Ltd.	9,000	21,468
*Fuji Fire & Marine Insurance Co., Ltd.	6,000	7,423
Fuji Heavy Industries, Ltd.	6,000	41,349
Fuji Oil Co., Ltd.	1,100	15,792
Fuji Seal International, Inc.	1,300	26,360
Fuji Soft, Inc.	600	8,881
FUJIFILM Holdings Corp.	2,600	86,740
Fujikura, Ltd.	11,000	51,186
Fujimi, Inc.	400	5,698
Fujitsu, Ltd.	12,000	81,857
FuKoKu Co., Ltd.	200	1,542
Fukui Bank, Ltd. (The)	3,000	9,251
Fukuoka Financial Group, Inc.	13,000	50,421
*Fukuyama Transporting Co., Ltd.	7,000	34,654
Funai Electric Co., Ltd.	900	27,628
#Furukawa Electric Co., Ltd.	4,000	14,906
Futaba Corp.	1,500	26,356
*Futaba Industrial Co., Ltd.	500	2,657
Glory, Ltd.	800	17,670
Godo Steel, Ltd.	8,000	15,050
Goldcrest Co., Ltd.	1,060	22,896
#GS Yuasa Corp.	5,000	33,346
Gunma Bank, Ltd. (The)	4,000	20,061
Gunze, Ltd.	7,000	24,305
H2O Retailing Corp.	3,000	19,652
Hachijuni Bank, Ltd. (The)	5,000	25,658
Hakuhodo Dy Holdings, Inc.	620	30,966
Hamamatsu Photonics K.K.	1,700	54,986
Hankyu Hanshin Holdings, Inc.	5,000	23,969
Hanwa Co., Ltd.	3,000	11,850
Harashin Narus Holdings Co., Ltd.	400	4,992
*Haseko Corp.	34,000	29,165
Heiwa Corp.	2,700	33,980
Heiwado Co., Ltd.	700	8,619
Hibiya Engineering, Ltd.	800	6,441
Higo Bank, Ltd. (The)	3,000	14,003
Hino Motors, Ltd.	2,000	8,640
#Hiroshima Bank, Ltd. (The)	3,000	12,254
Hisamitsu Pharmaceutical Co., Inc.	300	12,285
Hitachi Cable, Ltd.	3,000	7,154
Hitachi Capital Corp.	1,300	17,300
Hitachi Chemical Co., Ltd.	3,300	61,217
#Hitachi Construction Machinery Co., Ltd.	1,700	36,146
Hitachi High-Technologies Corp.	2,100	40,811
Hitachi Koki Co., Ltd.	800	6,786
#Hitachi Metals, Ltd.	1,000	11,382
Hitachi Tool Engineering, Ltd.	600	7,073
Hitachi Transport System, Ltd.	1,100	17,029
#Hitachi Zosen Corp.	9,000	12,969
*Hitachi, Ltd. ADR	2,400	108,264
Hokkaido Electric Power Co., Inc.	1,400	29,448
Hokkoku Bank, Ltd. (The)	4,000	16,103
Hokuetsu Kishu Paper Co., Ltd.	4,500	20,812
Hokuhoku Financial Group, Inc.	11,000	20,342
Hokuriku Electric Power Co., Inc.	1,600	38,823
#Honda Motor Co., Ltd.	5,600	201,873
#Honda Motor Co., Ltd. Sponsored ADR	8,100	291,843
Horiba, Ltd.	300	7,368
Hosiden Corp.	800	7,938

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
House Foods Corp.	2,300	$33,965
Hyakugo Bank, Ltd. (The)	2,000	8,419
Hyakujishi Bank, Ltd. (The)	2,000	7,191
Ibiden Co., Ltd.	800	19,683
Idemitsu Kosan Co., Ltd.	400	33,696
IHI Corp.	6,000	11,395
Imperial Hotel, Ltd.	200	4,718
Inaba Seisakusho Co., Ltd.	600	4,855
Inabata & Co., Ltd.	1,200	6,001
Inageya Co., Ltd.	2,000	20,666
Ines Corp.	500	3,020
Inpex Corp.	6	31,246
#*Iseki & Co., Ltd.	6,000	14,599
Isetan Mitsukoshi Holdings, Ltd.	3,100	34,205
Isuzu Motors, Ltd.	14,000	53,773
ITO EN, Ltd.	600	9,632
ITOCHU Corp.	8,300	72,744
Itochu Techno-Solutions Corp.	400	13,661
Itoham Foods, Inc.	2,000	6,463
Iwatani International Corp.	9,000	26,071
Iyo Bank, Ltd. (The)	4,000	29,779
*Izumi Co., Ltd.	700	9,259
Izumiya Co., Ltd.	4,000	13,541
J Front Retailing Co., Ltd.	9,000	46,126
Japan Airport Terminal Co., Ltd.	700	11,482
Japan Petroleum Exploration Co., Ltd.	300	11,449
Japan Steel Works, Ltd. (The)	1,000	9,541
Japan Tobacco, Inc.	11	34,174
Japan Wool Textile Co., Ltd. (The)	1,000	7,649
JFE Holdings, Inc.	1,300	40,540
Joyo Bank, Ltd. (The)	6,000	26,099
JS Group Corp.	2,600	51,100
JSR Corp.	2,800	48,297
JTEKT Corp.	4,100	41,078
Juroku Bank, Ltd.	8,000	24,167
#*JVC Kenwood Holdings, Inc.	3,820	13,987
JX Holdings, Inc.	26,120	153,971
#Kadokawa Holdings, Inc.	1,200	28,131
Kagome Co., Ltd.	1,500	28,268
Kagoshima Bank, Ltd. (The)	2,000	11,960
Kajima Corp.	22,403	52,533
Kakaku.com, Inc.	7	33,779
Kaken Pharmaceutical Co., Ltd.	1,000	10,957
Kamigumi Co., Ltd.	2,000	15,622
Kaneka Corp.	2,000	12,371
Kansai Electric Power Co., Inc.	7,000	177,172
Kansai Paint Co., Ltd.	7,000	65,298
Kanto Auto Works, Ltd.	1,800	11,556
Kao Corp.	3,000	76,251
Kawasaki Heavy Industries, Ltd.	14,000	38,655
Kawasaki Kisen Kaisha, Ltd.	9,000	34,947
Kayaba Industry Co., Ltd.	3,000	17,594
KDDI Corp.	18	97,035
Keihan Electric Railway Co., Ltd.	7,000	30,801
Keihin Corp.	600	12,773
Keio Corp.	4,000	27,968
Keiyo Bank, Ltd. (The)	7,000	31,708
#*Kenedix, Inc.	64	12,929
Kewpie Corp.	3,500	44,527
Kikkoman Corp.	4,000	43,107
Kinden Corp.	3,000	25,788

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kirin Holdings Co., Ltd.	6,000	$82,222
Kissei Pharmaceutical Co., Ltd.	1,000	19,905
Kiyo Holdings, Inc.	9,000	12,105
Koa Corp.	900	9,162
Kobayashi Pharmaceutical Co., Ltd.	600	27,938
Kobe Steel, Ltd.	26,000	57,142
Koito Manufacturing Co., Ltd.	1,000	13,017
Kokuyo Co., Ltd.	1,500	11,466
Komatsu, Ltd.	6,300	153,981
Komeri Co., Ltd.	300	6,232
Komori Corp.	900	8,837
Konami Corp. ADR	400	6,988
Konica Minolta Holdings, Inc.	7,000	67,641
Konishi Co., Ltd.	300	3,497
K’s Holdings Corp.	719	17,868
Kubota Corp.	6,000	53,208
Kubota Corp. Sponsored ADR	1,000	44,190
Kurabo Industries, Ltd.	13,000	20,040
Kuraray Co., Ltd.	3,000	42,967
Kureha Corp.	2,000	11,352
Kurita Water Industries, Ltd.	300	7,771
Kuroda Electric Co., Ltd.	300	3,482
Kyocera Corp.	100	9,966
Kyocera Corp. Sponsored ADR	1,000	99,730
Kyokuyo Co., Ltd.	2,000	3,934
KYORIN Holdings, Inc.	2,000	31,058
Kyowa Exeo Corp.	2,000	17,579
Kyowa Hakko Kirin Co., Ltd.	4,000	39,223
Kyushu Electric Power Co., Inc.	3,300	78,120
Lawson, Inc.	500	22,714
LEC, Inc.	400	5,740
#*Leopalace21 Corp.	2,100	2,365
Life Corp.	1,500	21,536
Lintec Corp.	700	15,720
Lion Corp.	5,000	26,987
Mabuchi Motor Co., Ltd.	400	21,174
Maeda Corp.	7,000	18,966
Maeda Road Construction Co., Ltd.	1,000	6,932
Maezawa Kasei Industries Co., Ltd.	400	3,306
*Makino Milling Machine Co., Ltd.	7,000	48,184
Makita Corp.	1,200	42,075
Mars Engineering Corp.	300	4,714
Marubeni Corp.	12,000	75,383
Marubun Corp.	800	3,702
Maruha Nichiro Holdings, Inc.	6,000	9,862
Marui Group Co., Ltd.	4,600	36,148
Maruichi Steel Tube, Ltd.	1,400	27,730
Marusan Securities Co., Ltd.	3,900	19,719
Max Co., Ltd.	2,000	22,069
Mazda Motor Corp.	21,000	53,370
Megmilk Snow Brand Co., Ltd.	600	10,599
#*Meidensha Corp.	4,000	14,250
Meiji Holdings Co., Ltd.	1,134	52,344
*Meitec Corp.	300	5,987
Michinoku Bank, Ltd. (The)	3,000	6,100
Minato Bank, Ltd. (The)	8,000	11,802
Minebea Co., Ltd.	10,000	54,915
Miraca Holdings, Inc.	600	21,530
Misumi Group, Inc.	500	10,682
Mitsubishi Chemical Holdings Corp.	15,000	77,154
Mitsubishi Corp.	6,980	167,657

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Mitsubishi Electric Corp.	12,000	$112,466
#Mitsubishi Estate Co., Ltd.	9,000	157,666
Mitsubishi Gas Chemical Co., Inc.	4,369	27,010
Mitsubishi Heavy Industries, Ltd.	30,000	109,051
Mitsubishi Logistics Corp.	3,000	36,283
*Mitsubishi Materials Corp.	13,000	40,696
#*Mitsubishi Motors Corp.	25,000	29,698
*Mitsubishi Paper Mills, Ltd.	11,000	11,201
Mitsubishi Pencil Co., Ltd.	600	10,488
Mitsubishi Tanabe Pharma Corp.	2,000	32,720
Mitsubishi UFJ Financial Group, Inc.	51,500	239,012
Mitsubishi UFJ Financial Group, Inc. ADR	25,043	116,700
*Mitsui & Co., Ltd. Sponsored ADR	473	149,061
Mitsui Chemicals, Inc.	10,000	29,293
#*Mitsui Engineering & Shipbuilding Co., Ltd.	21,000	47,426
Mitsui Fudosan Co., Ltd.	6,000	113,462
Mitsui Home Co., Ltd.	3,000	13,458
Mitsui O.S.K. Lines, Ltd.	10,000	63,953
Mitsui-Soko Co., Ltd.	1,000	3,760
Mitsumi Electric Co., Ltd.	2,400	40,808
Miura Co., Ltd.	400	9,041
Miyazaki Bank, Ltd. (The)	7,000	17,745
Mizuho Financial Group, Inc.	42,900	62,219
*Mizuho Financial Group, Inc. ADR	11,600	33,640
*Mizuho Investors Securities Co., Ltd.	9,000	8,254
Mizuho Securities Co., Ltd.	9,000	19,123
*Mizuho Trust & Banking Co., Ltd.	10,000	8,929
Mizuno Corp.	6,000	25,660
Mochida Pharmaceutical Co., Ltd.	2,000	21,715
#Mori Seiki Co., Ltd.	700	6,819
Morinaga & Co., Ltd.	11,000	25,142
Morinaga Milk Industry Co., Ltd.	4,000	16,318
Mory Industries, Inc.	2,000	6,581
MOS Food Services, Inc.	700	12,399
MS&AD Insurance Group Holdings, Inc.	2,452	58,742
Murata Manufacturing Co., Ltd.	1,100	61,816
Musashino Bank, Ltd.	400	11,614
Nabtesco Corp.	1,000	17,719
Nagase & Co., Ltd.	2,000	23,415
Nagoya Railroad Co., Ltd.	8,000	21,963
#Nakamuraya Co., Ltd.	1,000	4,650
Nankai Electric Railway Co., Ltd.	4,000	16,745
#Nanto Bank, Ltd. (The)	3,000	15,700
Natori Co., Ltd.	500	4,837
NEC Corp.	65,000	180,860
Net One Systems Co., Ltd.	16	22,281
#NGK Insulators, Ltd.	1,000	15,140
#NGK Spark Plug Co., Ltd.	3,000	41,733
Nichia Steel Works, Ltd.	1,000	2,256
Nichicon Corp.	1,300	14,455
Nichirei Corp.	7,000	30,488
#Nidec Corp. ADR	2,800	68,348
Nifco, Inc.	500	12,580
Nihon Kohden Corp.	1,800	34,214
Nihon Parkerizing Co., Ltd.	1,000	13,101
Nihon Unisys, Ltd.	2,600	16,545
Nihon Yamamura Glass Co., Ltd.	3,000	7,610
Nikkiso Co., Ltd.	3,000	21,030
#Nikon Corp.	1,000	18,886
Nintendo Co., Ltd.	400	103,287
Nippo Corp.	3,000	18,575

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nippon Ceramic Co., Ltd.	400	$6,754
*Nippon Chemi-Con Corp.	6,000	24,043
Nippon Electric Glass Co., Ltd.	1,000	12,854
Nippon Express Co., Ltd.	8,000	31,787
Nippon Flour Mills Co., Ltd.	2,000	9,569
Nippon Kayaku Co., Ltd.	2,000	19,453
Nippon Konpo Unyu Soko Co., Ltd.	1,000	10,837
*Nippon Light Metal Co., Ltd.	33,000	55,441
Nippon Meat Packers, Inc.	3,000	34,881
Nippon Paint Co., Ltd.	3,000	22,168
Nippon Paper Group, Inc.	1,800	45,702
Nippon Sheet Glass Co., Ltd.	11,800	25,895
Nippon Shinyaku Co., Ltd.	1,000	14,186
Nippon Shokubai Co., Ltd.	2,000	18,887
Nippon Signal Co., Ltd.	2,700	18,909
Nippon Soda Co., Ltd.	8,000	34,530
*Nippon Steel Corp.	25,000	78,578
Nippon Suisan Kaisha, Ltd.	2,700	8,589
#Nippon Telegraph & Telephone Corp. ADR	6,200	139,748
Nippon Television Network Corp.	180	23,758
Nippon Valqua Industries, Ltd.	3,000	8,531
#*Nippon Yakin Kogyo Co., Ltd.	2,000	5,862
Nippon Yusen K.K.	11,405	47,842
Nipro Corp.	1,000	20,387
Nishimatsu Construction Co., Ltd.	4,000	4,261
Nishimatsuya Chain Co., Ltd.	2,600	24,971
Nishi-Nippon Bank, Ltd.	3,000	8,175
Nishi-Nippon Railroad Co., Ltd.	3,000	12,857
Nissan Motor Co., Ltd.	9,000	79,099
Nissan Shatai Co., Ltd.	1,000	7,751
#Nissha Printing Co., Ltd.	500	11,026
Nisshin Oillio Group, Ltd. (The)	2,000	8,802
Nisshin Seifun Group, Inc.	3,500	43,335
Nisshin Steel Co., Ltd.	16,000	28,823
Nisshinbo Holdings, Inc.	2,000	20,246
Nissin Foods Holdings Co., Ltd.	1,100	39,838
Nissin Kogyo Co., Ltd.	700	11,906
Nitori Holdings Co., Ltd.	200	17,598
Nitta Corp.	800	12,628
Nitto Boseki Co., Ltd.	14,000	32,520
Nitto Denko Corp.	1,900	71,097
Nitto Kogyo Corp.	700	6,355
*NKSJ Holdings, Inc.	17,200	118,034
NOF Corp.	2,000	9,222
NOK Corp.	3,900	69,449
Nomura Holdings, Inc.	10,800	55,499
Nomura Holdings, Inc. ADR	14,000	70,840
Nomura Real Estate Holdings, Inc.	400	6,135
Nomura Research Institute, Ltd.	1,200	22,639
NSK, Ltd.	11,000	83,165
NTN Corp.	8,000	36,186
NTT Data Corp.	5	15,374
NTT DoCoMo, Inc.	47	79,227
NTT DoCoMo, Inc. Sponsored ADR	5,596	94,516
Obayashi Corp.	11,000	44,818
Obic Co., Ltd.	60	11,076
#Odakyu Electric Railway Co., Ltd.	6,000	55,300
Ogaki Kyoritsu Bank, Ltd. (The)	2,000	5,614
#*Ohara, Inc.	300	3,631
Oiles Corp.	1,500	23,418
Oita Bank, Ltd. (The)	2,000	6,300

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Oji Paper Co., Ltd.	15,000	$69,193
Okasan Securities Group, Inc.	2,000	6,475
*Oki Electric Industry Co., Ltd.	12,000	10,421
Okinawa Electric Power Co., Ltd.	200	9,190
*OKUMA Corp.	2,000	11,863
Okumura Corp.	7,000	24,448
*Okura Industrial Co., Ltd.	2,000	4,892
Olympus Corp.	2,000	52,403
Omron Corp.	2,800	64,380
Ono Pharmaceutical Co., Ltd.	300	12,654
Osaka Gas Co., Ltd.	26,000	98,187
Osaki Electric Co., Ltd.	1,000	7,412
OSG Corp.	1,100	11,459
#Otsuka Corp.	600	38,097
Pacific Metals Co., Ltd.	2,000	16,630
PanaHome Corp.	5,000	30,496
*Panasonic Corp. Sponsored ADR	13,800	200,100
Parco Co., Ltd.	900	6,930
Pigeon Corp.	700	20,859
*Pioneer Electronic Corp.	1,000	3,450
Pronexus, Inc.	600	2,974
#*Renesas Electronics Corp.	2,500	18,745
Rengo Co., Ltd.	7,000	44,531
#Resona Holdings, Inc.	2,800	22,270
Ricoh Co., Ltd.	9,000	125,898
#Rinnai Corp.	600	36,504
Rohm Co., Ltd.	1,100	68,599
Rohto Pharmaceutical Co., Ltd.	1,000	12,389
Roland Corp.	1,200	12,427
Roland DG Corp.	700	9,716
Royal Holdings Co., Ltd.	1,800	18,062
*Ryobi, Ltd.	9,000	32,967
#Ryohin Keikaku Co., Ltd.	725	25,730
Ryosan Co., Ltd.	500	12,315
Ryoyo Electro Corp.	2,000	18,485
Saibu Gas Co., Ltd.	4,000	11,402
Sakata Seed Corp.	1,800	23,058
Sanden Corp.	2,000	8,061
Sanei-International Co., Ltd.	400	5,102
San-in Godo Bank, Ltd. (The)	2,000	13,838
Sanki Engineering Co., Ltd.	3,000	18,702
*Sankyu, Inc.	8,000	33,549
Sapporo Hokuyo Holdings, Inc.	8,000	32,985
Sapporo Holdings, Ltd.	2,000	7,870
#Sawai Pharmaceutical Co., Ltd.	500	43,710
SBI Holdings, Inc.	178	21,681
Secom Co., Ltd.	1,100	50,047
Sega Sammy Holdings, Inc.	2,000	32,629
Seiko Epson Corp.	2,300	36,673
Seiren Co., Ltd.	1,800	11,498
Sekisui Chemical Co., Ltd.	7,000	44,472
Sekisui House, Ltd.	10,000	93,984
Sekisui Plastics Co., Ltd.	5,000	20,402
Senshukai Co., Ltd.	1,600	8,938
Seven & I Holdings Co., Ltd.	3,800	88,210
#Sharp Corp.	9,000	88,905
Shiga Bank, Ltd.	6,000	31,598
Shikoku Bank, Ltd.	3,000	8,406
Shikoku Electric Power Co., Inc.	2,000	59,118
Shima Seiki Manufacturing Co., Ltd.	300	5,730
Shimachu Co., Ltd.	600	12,296

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Shimadzu Corp.	7,000	$52,546
Shimizu Corp.	15,000	57,905
*Shindengen Electric Manufacturing Co., Ltd.	1,000	4,026
Shin-Etsu Chemical Co., Ltd.	1,900	96,075
#*Shinsei Bank, Ltd.	5,000	3,963
Shionogi & Co., Ltd.	1,000	17,455
Ship Healthcare Holdings, Inc.	500	5,114
Shiroki Corp.	5,000	13,401
Shiseido Co., Ltd.	1,300	27,141
Shizuoka Bank, Ltd.	7,000	59,936
Shizuoka Gas Co., Ltd.	3,000	17,544
*Showa Corp.	1,800	11,977
Showa Denko K.K.	14,000	25,598
Showa Shell Sekiyu K.K.	2,300	19,363
Sinanen Co., Ltd.	4,000	15,236
SKY Perfect JSAT Holdings, Inc.	27	8,925
SMC Corp.	300	45,798
Sohgo Security Services Co., Ltd.	800	8,375
Sojitz Corp.	23,800	43,747
Sony Corp.	300	10,136
Sony Corp. Sponsored ADR	10,526	356,200
Sony Financial Holdings, Inc.	3	10,433
Sotetsu Holdings, Inc.	3,000	9,511
Space Co., Ltd.	200	1,240
Square Enix Holdings Co., Ltd.	300	6,266
SRA Holdings	600	5,696
Star Micronics Co., Ltd.	700	6,677
Starzen Co., Ltd.	3,000	8,015
Sugi Holdings Co., Ltd.	1,200	26,812
*Sumco Corp.	1,800	27,835
Suminoe Textile Co., Ltd.	5,000	8,126
Sumisho Computer Systems Corp.	1,600	23,701
Sumitomo Bakelite Co., Ltd.	2,000	10,834
#Sumitomo Chemical Co., Ltd.	15,231	66,404
#Sumitomo Corp.	9,500	120,278
Sumitomo Electric Industries, Ltd.	8,100	103,071
Sumitomo Forestry Co., Ltd.	1,300	9,603
Sumitomo Heavy Industries, Ltd.	6,000	34,102
Sumitomo Metal Industries, Ltd.	16,000	37,136
Sumitomo Metal Mining Co., Ltd.	4,000	63,653
Sumitomo Mitsui Financial Group, Inc.	11,700	349,219
Sumitomo Osaka Cement Co., Ltd.	11,000	21,318
Sumitomo Realty & Development Co., Ltd.	1,000	21,784
Sumitomo Rubber Industries, Ltd.	1,400	15,047
Sumitomo Trust & Banking Co., Ltd.	13,000	70,977
Sumitomo Warehouse Co., Ltd.	3,000	15,562
Suruga Bank, Ltd.	4,000	36,016
Suzuken Co., Ltd.	300	9,431
Suzuki Motor Corp.	2,300	56,135
Sysmex Corp.	700	47,998
T&D Holdings, Inc.	2,350	47,986
*Tadano, Ltd.	1,000	4,469
*Taiheiyo Cement Corp.	5,000	5,397
Taisei Corp.	19,000	40,565
Taisho Pharmaceutical Co., Ltd.	1,000	21,057
Taiyo Nippon Sanso Corp.	2,000	16,042
Taiyo Yuden Co., Ltd.	2,000	25,695
Takamatsu Construction Group Co., Ltd.	700	9,078
Takara Holdings, Inc.	4,000	22,785
Takara Standard Co., Ltd.	5,000	30,745
#Takasago Thermal Engineering Co., Ltd.	3,000	21,199

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Takashimaya Co., Ltd.	8,000	$60,221
Takata Corp.	1,000	24,509
Takeda Pharmaceutical Co., Ltd.	2,600	121,878
Tayca Corp.	3,000	9,571
TDK Corp. Sponsored ADR	1,200	68,160
Teijin, Ltd.	17,000	62,944
Tenma Corp.	1,000	9,522
Terumo Corp.	1,300	66,018
THK Co., Ltd.	1,700	32,635
TKC, Corp.	400	7,945
Toagosei Co., Ltd.	3,000	13,154
Tochigi Bank, Ltd.	5,000	20,722
Toho Bank, Ltd.	3,000	7,964
Toho Co., Ltd. /Hyogo	1,000	3,582
Toho Co., Ltd. /Tokyo	1,500	23,184
Toho Gas Co., Ltd.	4,000	21,074
Toho Zinc Co., Ltd.	5,000	21,031
Tohuku Electric Power Co., Inc.	2,900	65,042
Tokai Carbon Co., Ltd.	8,000	47,170
Tokai Rika Co., Ltd.	400	6,707
Tokai Rubber Industries, Ltd.	2,800	32,702
Tokai Tokyo Financial Holdings, Inc.	7,000	24,328
Token Corp.	120	3,685
Tokio Marine Holdings, Inc.	5,700	160,260
Tokushu Tokai Paper Co., Ltd.	4,000	8,540
Tokuyama Corp.	5,000	27,370
Tokyo Broadcasting System, Inc.	1,600	19,712
#Tokyo Dome Corp.	2,000	4,992
Tokyo Electric Power Co., Ltd.	6,300	150,432
Tokyo Electron, Ltd.	1,200	67,708
Tokyo Energy & Systems, Inc.	2,000	11,689
Tokyo Gas Co., Ltd.	23,000	108,212
Tokyo Ohka Kogyo Co., Ltd.	500	9,227
Tokyo Seimitsu Co., Ltd.	700	9,054
Tokyo Steel Manufacturing Co., Ltd.	400	3,959
Tokyo Tatemono Co., Ltd.	8,000	32,235
Tokyo Tomin Bank, Ltd.	500	4,718
Tokyu Corp.	10,000	44,701
Tokyu Land Corp.	12,000	54,686
Tonami Holdings Co., Ltd.	3,000	4,694
TonenGeneral Sekiyu K.K.	2,000	17,828
Toppan Forms Co., Ltd.	1,300	11,537
Toppan Printing Co., Ltd.	8,000	64,263
*Topre Corp.	300	2,188
Toray Industries, Inc.	10,000	57,934
Toshiba Corp.	25,000	125,129
Toshiba Machine Co., Ltd.	8,000	32,841
Toshiba TEC Corp.	2,000	7,857
Tosoh Corp.	12,000	32,096
#TOTO, Ltd.	8,000	53,151
Toyo Ink Manufacturing Co., Ltd.	3,000	12,238
Toyo Seikan Kaisha, Ltd.	3,100	52,898
Toyo Tire & Rubber Co., Ltd.	12,000	24,700
Toyobo Co., Ltd.	22,000	36,668
Toyoda Gosei Co., Ltd.	500	10,775
Toyota Auto Body Co., Ltd.	900	13,524
Toyota Boshoku Corp.	600	10,163
Toyota Motor Corp.	1,600	56,672
#*Toyota Motor Corp. Sponsored ADR	6,600	467,412
Toyota Tsusho Corp.	4,700	72,762
Trend Micro, Inc.	500	14,147

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Trusco Nakayama Corp.	400	$5,830
Tsubakimoto Chain Co.	2,000	8,841
Tsugami Corp.	1,000	6,286
Tsumura & Co.	500	15,371
Ube Industries, Ltd.	12,000	29,440
#Ulvac, Inc.	300	6,040
#Uni-Charm Corp.	900	34,381
UNY Co., Ltd.	3,000	25,000
U-Shin, Ltd.	1,600	12,184
Ushio, Inc.	700	11,635
USS Co., Ltd.	470	36,512
Vital KSK Holdings, Inc.	1,000	7,636
Wacoal Corp.	3,000	43,694
*Wacom Co., Ltd.	12	13,700
West Japan Railway Co.	11	40,837
Xebio Co., Ltd.	1,700	33,318
Yachiyo Bank, Ltd. (The)	400	8,960
Yahoo Japan Corp.	43	15,010
Yaizu Suisankagaku Industry Co., Ltd.	200	2,202
Yakult Honsha Co., Ltd.	1,300	38,040
Yamada Denki Co., Ltd.	160	10,382
Yamagata Bank, Ltd.	2,000	8,674
Yamaguchi Financial Group, Inc.	3,000	27,160
Yamaha Corp.	2,500	30,587
*Yamaha Motor Co., Ltd.	2,500	38,359
Yamanashi Chuo Bank, Ltd.	2,000	7,715
Yamatake Corp.	500	12,148
Yamato Holdings Co., Ltd.	1,000	12,607
#Yamato Kogyo Co., Ltd.	1,600	40,925
Yamazaki Baking Co., Ltd.	1,000	12,198
#Yaskawa Electric Corp.	3,000	23,419
Yellow Hat, Ltd.	400	2,542
Yodogawa Steel Works, Ltd.	2,000	7,397
Yokogawa Electric Corp.	6,400	41,987
Yokohama Rubber Co., Ltd.	3,000	14,996
Yondenko Corp.	2,000	7,383
Yorozu Corp.	600	10,201
#Yoshinoya Holdings Co., Ltd.	23	28,163

TOTAL JAPAN		21,804,177

NETHERLANDS — (2.7%)
Aalberts Industries NV	3,359	61,612
*Aegon NV	13,285	84,198
Akzo Nobel NV	2,679	159,135
Arcadis NV	510	11,381
#ArcelorMittal NV	4,360	141,083
*ASM International NV	503	12,847
ASML Holding NV	1,783	59,107
ASML Holding NV ADR	3,200	106,208
BinckBank NV	616	10,904
*Crucell NV ADR	2,300	74,543
*CSM NV	27	856
*Draka Holding NV	1,428	30,451
Fugro NV	1,228	86,936
*Heijmans NV	1,353	25,533
Heineken NV	2,029	103,003
Hunter Douglas NV	235	11,780
#Imtech NV	429	14,412
*ING Groep NV Sponsored ADR	50,375	543,042
*Kendrion NV	337	5,279
Koninklijke (Royal) KPN NV Sponsored ADR	1,400	23,450

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Koninklijke Ahold NV	15,283	$211,241
Koninklijke Bam Groep NV	6,603	44,726
Koninklijke Boskalis Westminster NV	539	21,899
Koninklijke DSM NV	3,045	162,964
Koninklijke KPN NV	1,826	30,497
Koninklijke Philips Electronics NV	2,996	91,386
Koninklijke Ten Cate NV	1,088	35,919
Koninklijke Vopak NV	414	20,712
#*LBi International NV	8,929	18,020
Mediq NV	1,957	37,468
Nutreco NV	690	50,266
Philips Electronics NV ADR	10,686	325,389
*Randstad Holdings NV	2,589	123,337
Reed Elsevier NV	1,280	16,722
Reed Elsevier NV ADR	2,200	57,376
SBM Offshore NV	2,407	49,129
#Sligro Food Group NV	296	9,704
*SNS Reaal Groep NV	1,408	6,518
Telegraaf Media Groep NV	286	5,534
TKH Group NV	1,058	26,375
TNT NV	1,612	42,870
#*TomTom NV	2,056	18,057
Unilever NV	6,061	179,995
Unilever NV ADR	2,000	59,380
*USG People NV	981	18,229
Wolters Kluwer NV	3,588	81,788

TOTAL NETHERLANDS		3,311,261

NEW ZEALAND — (0.1%)
*Auckland International Airport, Ltd.	29,381	47,080
Contact Energy, Ltd.	7,250	32,379
Fisher & Paykel Healthcare Corp., Ltd.	4,279	10,577
Fletcher Building, Ltd.	3,659	22,926
Infratil, Ltd.	4,240	5,922
New Zealand Refining Co., Ltd.	7,267	20,512
Port of Tauranga, Ltd.	1,623	9,213
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	600	4,692
TrustPower, Ltd.	1,752	10,160

TOTAL NEW ZEALAND		163,461

NORWAY — (0.8%)
#Acergy SA	800	16,202
Aker Kvaerner ASA	5,216	79,544
*BW Offshore, Ltd. ASA	4,454	9,667
Cermaq ASA	800	10,173
*Copeinca ASA	1,200	11,047
DnB NOR ASA Series A	8,512	116,924
*DNO International ASA	28,000	44,064
#*Dockwise, Ltd. ASA	1,000	25,438
*DOF ASA	1,800	13,566
Fred Olsen Energy ASA	80	3,010
#Frontline, Ltd. ASA	160	4,569
Ganger Rolf ASA	240	5,618
Marine Harvest ASA	26,000	25,863
Norsk Hydro ASA	9,390	57,639
*Norske Skogindustrier ASA Series A	2,500	5,106
Orkla ASA	10,520	101,953
*Petroleum Geo-Services ASA	1,047	13,111
Prosafe ASA	1,912	12,609
Schibsted ASA	400	10,987
#SeaDrill, Ltd. ASA	3,000	91,068

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
*Sevan Marine ASA	1,300	$1,756
StatoilHydro ASA	1,958	42,766
#StatoilHydro ASA Sponsored ADR	5,400	117,882
*Storebrand ASA	6,864	50,042
*Subsea 7, Inc. ASA	800	16,866
Telenor ASA	1,997	32,234
#TGS Nopec Geophysical Co. ASA	865	14,990
#Tomra Systems ASA	1,800	10,969
Veidekke ASA	1,400	11,603
Yara International ASA	1,150	60,637

TOTAL NORWAY		1,017,903

PORTUGAL — (0.3%)
#Banco BPI SA	2,434	5,396
#Banco Comercial Portugues SA	27,933	25,411
Banco Espirito Santo SA	6,796	33,750
#Brisa SA	1,381	10,464
Cimpor Cimentos de Portugal SA	1,352	9,398
#Energias de Portugal SA	17,557	67,166
#Galp Energia SGPS SA Series B	1,834	35,387
*Impresa SGPS SA	1,093	2,254
#Jeronimo Martins SGPS SA	1,413	21,220
#Martifer SGPS SA	472	1,051
Portucel-Empresa Produtora de Pasta de Papel SA	11,580	38,560
#Portugal Telecom SA	3,243	46,869
Portugal Telecom SGPS SA Sponsored ADR	2,200	31,680
Redes Energeticas Nacionais SA	5,988	22,479
Sociedade de Investimento e Gestao SGPS SA	1,346	15,910
#Sonae SGPS SA	5,281	6,264
*Sonaecom SGPS SA	1,724	3,898
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	818	4,367

TOTAL PORTUGAL		381,524

SINGAPORE — (0.9%)
*AFP Properties, Ltd.	21,000	10,097
*Allgreen Properties, Ltd.	27,000	24,902
Asia Pacific Breweries, Ltd.	3,000	42,210
*Banyan Tree Holdings, Ltd.	47,000	33,832
*Bund Center Investment, Ltd.	10,500	4,056
CapitaLand, Ltd.	16,000	48,264
City Developments, Ltd.	11,000	108,543
#*Guocoland, Ltd.	17,000	31,325
Hyflux, Ltd.	7,000	17,086
Jardine Cycle & Carriage, Ltd.	1,025	31,229
K1 Ventures, Ltd.	21,000	2,458
Keppel Corp., Ltd.	4,000	30,938
Keppel Land, Ltd.	16,000	55,008
Keppel Telecommunications & Transportation, Ltd.	3,000	2,972
*K-Green Trust	800	668
NSL, Ltd.	2,000	2,150
Overseas Union Enterprise, Ltd.	5,000	12,690
#*Raffles Education Corp., Ltd.	13,277	2,885
SATS, Ltd.	5,460	12,038
SembCorp Industries, Ltd.	4,000	14,196
#SembCorp Marine, Ltd.	7,000	24,961
Singapore Airlines, Ltd.	2,000	24,528
#Singapore Exchange, Ltd.	4,000	27,256
Singapore Land, Ltd.	7,000	38,548
Singapore Press Holdings, Ltd.	7,000	22,491
Singapore Technologies Engineering, Ltd.	4,000	10,256
Singapore Telecommunications, Ltd.	17,000	40,732

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*Stamford Land Corp., Ltd.	32,000	$13,877
StarHub, Ltd.	17,000	34,919
#Straits Asia Resources, Ltd.	16,000	28,469
United Industrial Corp., Ltd.	40,000	71,732
UOB-Kay Hian Holdings, Ltd.	11,000	14,233
UOL Group, Ltd.	14,000	49,339
Venture Corp., Ltd.	2,000	14,031
Wheelock Properties, Ltd.	20,000	30,178
Wilmar International, Ltd.	4,000	19,876
Wing Tai Holdings, Ltd.	20,000	27,143
#Yangzijiang Shipbuilding Holdings, Ltd.	44,369	64,306
Yanlord Land Group, Ltd.	7,000	9,358

TOTAL SINGAPORE		1,053,780

SPAIN — (2.5%)
Abengoa SA	312	8,645
Abertis Infraestructuras SA	2,356	46,590
Acciona SA	382	33,631
Actividades de Construccion y Servicios SA	1,062	55,752
Almirall SA	479	4,542
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	24,691	324,687
#Banco de Sabadell SA	22,909	111,502
*Banco de Valencia SA	4,488	25,332
Banco Espanol de Credito SA	1,128	11,320
Banco Guipuzcoano SA	3,876	21,269
Banco Pastor SA	2,669	13,047
Banco Popular Espanol SA	6,632	42,950
Banco Santander SA (5705946)	22,685	291,176
*Banco Santander SA (B4R7379)	289	3,713
#Banco Santander SA Sponsored ADR	35,241	451,437
Bankinter SA	3,821	25,489
*Baron de Ley SA	128	7,948
Bolsas y Mercados Espanoles SA	993	27,095
Caja de Ahorros del Mediterraneo SA	233	2,382
Cementos Portland Valderrivas SA	155	3,184
Cia Espanola de Petroleos SA	174	4,143
Cintra Concesiones de Infraestructuras de Transporte SA	7,020	80,098
Construcciones y Auxiliar de Ferrocarriles SA	25	14,100
Criteria Caixacorp SA	8,824	49,853
Duro Felguera SA	4,418	37,946
Ebro Foods SA	540	11,876
Enagas SA	1,384	30,526
Faes Farma SA	1,239	5,148
Fomento de Construcciones y Contratas SA	737	19,899
*Gamesa Corp Tecnologica SA	2,136	14,878
Gas Natural SDG SA	3,426	50,186
*Gestevision Telec, Inc. SA	1,355	17,291
Grifols SA	1,521	24,656
Grupo Catalana Occidente SA	257	5,361
*Grupo Empresarial Ence SA	9,705	35,372
Iberdrola Renovables SA	13,374	45,184
*Iberdrola SA	24,829	209,776
Indra Sistemas SA	739	14,480
Industria de Diseno Textil SA	1,292	107,909
Mapfre SA	13,120	43,597
Obrascon Huarte Lain SA	306	10,021
Pescanova SA	853	27,827
#*Promotora de Informaciones SA	4,718	12,203
Prosegur Cia de Seguridad SA	249	14,906
*Realia Business SA	8,376	17,660
Red Electrica Corporacion SA	1,363	68,493

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Repsol YPF SA	775	$21,491
Repsol YPF SA Sponsored ADR	3,250	89,992
Sol Melia SA	3,189	31,813
#*SOS Corp Alimentaria SA	1,651	3,632
Tecnicas Reunidas SA	73	4,541
Telecomunicaciones y Energia SA	1,983	7,037
Telefonica SA	1,276	34,481
Telefonica SA Sponsored ADR	3,475	281,962
*Tubacex SA	1,104	3,880
*Tubos Reunidos SA	1,662	4,450
Viscofan SA	472	16,445
*Vocento SA	844	4,342
Zardoya Otis SA	1,029	17,155

TOTAL SPAIN		3,006,301

SWEDEN — (2.4%)
AF AB	600	10,451
Alfa Laval AB	3,800	65,948
Assa Abloy AB Series B	2,046	52,464
Atlas Copco AB Series A	5,498	114,898
Atlas Copco AB Series B	2,328	44,416
Avanza Bank Holding AB	319	10,496
Axfood AB	232	8,139
#Axis Communications AB	2,030	31,933
Bilia AB Series A	2,602	46,381
Boliden AB	6,941	117,854
*Bure Equity AB	5,035	24,573
*Cloetta AB	480	2,779
Duni AB	2,923	27,860
Electrolux AB Series B	4,100	99,310
#Elekta AB Series B	1,295	48,983
#*Eniro AB	5,659	3,670
Getinge AB	3,508	74,278
Hakon Invest AB	600	11,021
Hennes & Mauritz AB Series B	6,503	229,042
#Hexagon AB	4,769	97,041
Hexpol AB	634	12,707
Holmen AB	1,000	31,744
Husqvarna AB Series B	3,150	22,167
Intrum Justitia AB	2,642	36,436
JM AB	705	15,304
*LBi International NV	12	24
*Lindab International AB	600	8,529
*Loomis AB	160	2,005
*Lundin Petroleum AB	5,296	50,159
Meda AB Series A	1,632	13,421
Mekonomen AB	1,142	36,027
*Micronic Mydata AB	11,440	20,892
Modern Times Group AB Series B	150	10,777
NCC AB Series B	660	14,083
*Nobia AB	5,022	39,155
Nordea Bank AB	13,006	143,205
Oriflame Cosmetics SA	200	11,334
*Pa Resources AB	1,600	1,281
Peab AB Series B	1,593	12,697
Ratos AB	1,500	53,481
*Rezidor Hotel Group AB	7,783	44,810
Sandvik AB	5,057	76,240
#*SAS AB	6,947	26,383
Scania AB Series B	810	17,223
Securitas AB Series B	1,996	21,836

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#Skandinaviska Enskilda Banken AB Series A	8,457	$65,562
Skanska AB Series B	2,793	53,449
SKF AB Series B	3,869	100,013
SSAB AB Series A	378	5,301
Svenska Cellulosa AB Series B	9,740	150,999
Svenska Handelsbanken AB Series A	3,109	101,707
#*Swedbank AB Series A	3,191	44,622
Swedish Match AB	1,470	41,123
*Swedish Orphan Biovitrum AB	261	1,568
Tele2 AB Series B	1,795	39,449
*Telefonaktiebolaget LM Ericsson AB	5,970	65,656
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	19,400	213,206
TeliaSonera AB	5,170	43,185
Trelleborg AB Series B	1,494	14,080
*Volvo AB Series A	2,634	34,848
*Volvo AB Series B	7,734	104,705

TOTAL SWEDEN		2,922,930

SWITZERLAND — (5.7%)
ABB, Ltd. AG	12,179	252,272
ABB, Ltd. AG Sponsored ADR	5,400	111,726
Adecco SA	2,108	117,946
*AFG Arbonia-Forster Holding AG	960	22,948
Allreal Holding AG	64	8,825
Aryzta AG	1,301	57,654
Baloise Holding AG	1,071	98,957
Bank Coop AG	211	14,479
Bank Sarasin & Cie AG Series B	600	21,956
Barry Callebaut AG	71	57,235
Basler Kantonalbank AG	89	12,859
Berner Kantonalbank AG	102	24,772
*Bobst Group AG	662	29,641
Bucher Industries AG	278	42,694
Burckhardt Compression Holding AG	65	15,469
#*Charles Voegele Holding AG	527	27,873
*Clariant AG	2,176	36,801
Compagnie Financiere Richemont SA Series A	4,793	239,066
Conzzeta AG	19	34,729
Credit Suisse Group AG	2,640	109,292
Credit Suisse Group AG Sponsored ADR	9,400	390,100
Daetwyler Holding AG	429	31,834
*Dufry AG	519	60,392
EGL AG	15	10,253
EMS-Chemie Holding AG	118	18,347
Energiedienst Holding AG	195	10,087
Flughafen Zuerich AG	72	26,545
#Galenica Holding AG	103	49,779
*GAM Holding AG	1,388	21,929
Geberit AG	604	115,765
*George Fisher AG	272	116,557
Helvetia Holding AG	72	25,361
Holcim, Ltd. AG	5,017	312,541
Implenia AG	638	19,166
Julius Baer Group, Ltd. AG	3,476	146,684
Kuehne + Nagel International AG	242	29,938
Kuoni Reisen Holding AG	99	42,461
Liechtensteinische Landesbank AG	210	14,244
#*Logitech International SA	1,766	33,481
*Lonza Group AG	224	19,610
Luzerner Kantonalbank AG	41	13,046
Metall Zug AG	5	15,731

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Meyer Burger Technology AG	990	$31,479
Nestle SA	12,629	691,747
Nobel Biocare Holding AG	2,549	42,143
Novartis AG	3,549	205,639
#*Novartis AG ADR	10,800	625,860
*OC Oerlikon Corp. AG	640	3,346
Orascom Development Holding AG	654	39,697
*Panalpina Welttransport Holding AG	710	88,689
Partners Group Holding AG	108	19,758
Petroplus Holdings AG	4,172	49,284
*Precious Woods Holding AG	642	15,775
#*Rieters Holdings AG	30	8,686
Roche Holding AG Bearer	82	12,511
Roche Holding AG Genusschein	3,598	528,381
#Romande Energie Holding SA	2	3,118
Schindler Holding AG	142	15,441
SGS SA	37	59,181
Sonova Holding AG	610	70,651
#St. Galler Kantonalbank AG	24	11,295
Straumann Holding AG	41	8,583
Sulzer AG	470	57,226
Swiss Life Holding AG	577	70,610
Swiss Reinsurance Co., Ltd. AG	6,097	292,943
Swisscom AG	223	93,129
Syngenta AG	479	132,629
Syngenta AG ADR	2,800	155,064
#*Temenos Group AG	407	13,642
#*UBS AG	13,142	223,250
*UBS AG ADR	12,900	219,558
#Valiant Holding AG	47	7,344
Valora Holding AG	40	10,565
Verwaltungs und Privat-Bank AG	66	7,167
#Von Roll Holding AG	4,126	21,875
Vontobel Holdings AG	326	11,253
WMH Walter Meier Holding AG	60	10,545
Zehnder Group AG	12	24,506
#Zuger Kantonalbank AG	2	10,283
Zurich Financial Services AG	379	92,748

TOTAL SWITZERLAND		6,846,646

UNITED KINGDOM — (18.4%)
Aberdeen Asset Management P.L.C.	12,404	35,329
Admiral Group P.L.C.	2,000	52,191
Aegis Group P.L.C.	22,647	45,647
*Afren P.L.C.	4,152	8,609
*Aga Rangemaster Group P.L.C.	991	1,380
Aggreko P.L.C.	4,921	124,175
Amec P.L.C.	6,318	109,896
Amlin P.L.C.	8,802	57,326
Anglo American P.L.C.	10,705	498,780
*Antisoma P.L.C.	45,297	4,584
Ashmore Group P.L.C.	2,055	12,613
Ashtead Group P.L.C.	22,573	45,441
Associated British Foods P.L.C.	564	9,459
AstraZeneca P.L.C. Sponsored ADR	9,100	459,186
Atkins WS P.L.C.	2,799	33,796
*Autonomy Corp. P.L.C.	3,220	75,393
Aveva Group P.L.C.	341	8,138
*Avis Europe P.L.C.	2,647	9,572
Aviva P.L.C.	53,069	338,440
*Axis-Shield P.L.C.	227	943

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Babcock International Group P.L.C.	7,655	$71,141
BAE Systems P.L.C.	13,451	74,250
Balfour Beatty P.L.C.	15,251	67,622
Barclays P.L.C.	47,118	207,058
Barclays P.L.C. Sponsored ADR	18,900	333,585
BBA Aviation P.L.C.	13,135	42,349
Beazley P.L.C.	4,572	8,839
Bellway P.L.C.	653	5,585
*Berkeley Group Holdings P.L.C. (The)	3,790	51,115
BG Group P.L.C.	22,373	435,518
BHP Billiton P.L.C.	9,220	326,620
BHP Billiton P.L.C. ADR	600	42,480
Bodycote P.L.C.	7,134	30,230
*Bovis Homes Group P.L.C.	984	5,485
Brammer P.L.C.	6,600	20,586
Brewin Dolphin Holdings P.L.C.	11,579	25,709
Brit Insurance Holdings NV	2,433	40,722
*British Airways P.L.C.	6,189	26,820
British American Tobacco P.L.C.	4,848	184,692
British American Tobacco P.L.C. Sponsored ADR	1,000	76,230
British Sky Broadcasting Group P.L.C. Sponsored ADR	2,100	94,626
Britvic P.L.C.	4,445	34,357
BSS Group P.L.C.	5,291	37,538
BT Group P.L.C. Sponsored ADR	5,700	140,676
*BTG P.L.C.	7,993	30,965
Bunzl P.L.C.	2,986	35,352
Burberry Group P.L.C.	3,431	56,029
Cable & Wireless Worldwide P.L.C.	8,757	9,840
*Cairn Energy P.L.C.	13,490	83,375
Capita Group P.L.C.	6,535	80,240
*Capital & Regional P.L.C.	2,940	1,612
Carillion P.L.C.	14,658	80,963
Carnival P.L.C.	945	40,829
Carnival P.L.C. ADR	1,000	43,570
*Carphone Warehouse Group P.L.C.	2,133	10,376
Catlin Group, Ltd. P.L.C.	8,661	48,361
Centrica P.L.C.	28,827	153,391
Charter International P.L.C.	4,725	55,944
Chemring Group P.L.C.	221	10,616
Close Brothers Group P.L.C.	835	10,321
Cobham P.L.C.	16,984	63,029
*Colt Group SA	3,584	6,951
Compass Group P.L.C.	11,889	97,431
Computacenter P.L.C.	6,025	35,309
Connaught P.L.C.	1,318	352
*Cookson Group P.L.C.	5,538	45,720
Cranswick P.L.C.	169	2,424
Croda International P.L.C.	1,088	25,068
*CSR P.L.C.	6,238	31,842
Daily Mail & General Trust P.L.C. Series A	6,452	55,601
Dairy Crest Group P.L.C.	3,168	18,841
Davis Service Group P.L.C.	640	4,262
De La Rue P.L.C.	2,414	24,670
*Debenhams P.L.C.	27,433	33,576
Dechra Pharmaceuticals P.L.C.	1,285	10,922
Devro P.L.C.	12,333	44,545
Diageo P.L.C.	2,096	38,666
#Diageo P.L.C. Sponsored ADR	3,600	266,400
Dignity P.L.C.	607	6,390
*Dixons Retail P.L.C.	80,089	34,361
Domino Printing Sciences P.L.C.	690	5,829

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Drax Group P.L.C.	4,544	$27,692
DS Smith P.L.C.	3,133	8,452
*eaga P.L.C.	10,827	10,755
*easyJet P.L.C.	6,868	50,188
Electrocomponents P.L.C.	2,964	11,596
Elementis P.L.C.	28,161	51,635
*EnQuest P.L.C.	5,587	11,550
Eurasian Natural Resources Corp. P.L.C.	2,281	31,822
Evolution Group P.L.C.	13,008	18,408
Experian P.L.C.	13,402	155,729
F&C Asset Management P.L.C.	28,896	31,047
Fenner P.L.C.	2,053	8,593
Filtrona P.L.C.	2,925	11,680
Firstgroup P.L.C.	10,256	67,067
Forth Ports P.L.C.	1,647	34,804
Fresnillo P.L.C.	320	6,408
Fuller Smith & Turner P.L.C.	636	6,041
G4S P.L.C.	25,297	106,053
Galliford Try P.L.C.	1,974	9,646
Game Group P.L.C.	2,607	2,946
*Gem Diamonds, Ltd. P.L.C.	3,300	10,493
Genus P.L.C.	1,188	16,080
GlaxoSmithKline P.L.C.	2,457	47,979
GlaxoSmithKline P.L.C. Sponsored ADR	17,050	665,632
Go-Ahead Group P.L.C.	891	19,468
Greene King P.L.C.	7,915	53,046
Greggs P.L.C.	2,161	15,852
Halfords Group P.L.C.	1,884	12,786
Halma P.L.C.	2,583	13,523
Hargreaves Lansdown P.L.C.	7,474	56,134
Hays P.L.C.	27,061	47,924
Headlam Group P.L.C.	999	5,134
Helical Bar P.L.C.	4,049	21,088
Henderson Group P.L.C.	12,808	26,957
Heritage Oil P.L.C.	3,429	18,919
Hikma Pharmaceuticals P.L.C.	4,073	51,354
Hill & Smith Holdings P.L.C.	1,217	5,917
Hiscox, Ltd. P.L.C.	7,950	45,125
HMV Group P.L.C.	3,923	2,838
Holidaybreak P.L.C.	1,228	5,804
*Home Retail Group P.L.C.	14,675	51,462
Homeserve P.L.C.	1,710	12,419
*Howden Joinery Group P.L.C.	19,467	24,234
HSBC Holdings P.L.C.	15,535	161,684
#HSBC Holdings P.L.C. Sponsored ADR	28,327	1,476,120
Hunting P.L.C.	602	6,214
Hyder Consulting P.L.C.	2,770	17,058
IG Group Holdings P.L.C.	3,144	26,599
*Imagination Technologies Group P.L.C.	4,965	34,541
IMI P.L.C.	7,973	100,824
Imperial Tobacco Group P.L.C.	11,151	357,137
*Inchcape P.L.C.	5,510	30,791
Informa P.L.C.	11,597	81,086
Inmarsat P.L.C.	2,441	25,488
*Innovation Group P.L.C.	116,123	25,148
#Intercontinental Hotels Group P.L.C. ADR	3,675	71,111
Intermediate Capital Group P.L.C.	6,321	32,681
International Personal Finance P.L.C.	2,220	11,067
International Power P.L.C.	36,249	241,862
Interserve P.L.C.	1,206	3,880
Intertek Group P.L.C.	598	17,774

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Invensys P.L.C.	12,141	$56,088
Investec P.L.C.	8,716	69,562
*IP Group P.L.C.	7,800	3,630
ITE Group P.L.C.	6,026	17,838
*ITV P.L.C.	72,400	79,304
Jardine Lloyd Thompson Group P.L.C.	4,314	40,895
*JJB Sports P.L.C.	47,862	7,436
John Wood Group P.L.C.	6,063	42,306
Johnson Matthey P.L.C.	3,120	95,681
Keller Group P.L.C.	3,054	30,921
Kesa Electricals P.L.C.	3,133	7,966
Kier Group P.L.C.	387	8,212
Kingfisher P.L.C.	44,158	168,225
Ladbrokes P.L.C.	4,695	9,908
Laird P.L.C.	1,699	4,057
Lamprell P.L.C.	8,952	48,194
Lancashire Holdings, Ltd. P.L.C.	3,915	35,594
Legal & General Group P.L.C.	63,087	101,425
*Lloyds Banking Group P.L.C.	132,858	146,028
*Lloyds Banking Group P.L.C. Sponsored ADR	23,290	102,010
Logica P.L.C.	33,878	70,251
*London Stock Exchange Group P.L.C.	1,102	12,953
*Lonmin P.L.C.	2,846	79,658
Man Group P.L.C.	29,575	123,613
Marks & Spencer Group P.L.C.	15,598	106,899
Marshalls P.L.C.	2,042	3,528
Marston’s P.L.C.	19,493	31,432
McBride P.L.C.	7,116	20,384
Meggitt P.L.C.	6,652	35,166
Melrose P.L.C.	19,025	85,837
Michael Page International P.L.C.	5,738	43,308
Micro Focus International P.L.C.	3,936	24,081
Millennium & Copthorne Hotels P.L.C.	6,228	54,386
*Misys P.L.C.	11,503	51,792
*Mitchells & Butlers P.L.C.	6,146	31,721
Mitie Group P.L.C.	16,416	53,439
Mondi P.L.C.	11,114	92,540
Morgan Crucible Co. P.L.C.	2,403	8,809
Morgan Sindall P.L.C.	2,809	30,333
Mothercare P.L.C.	1,256	10,580
Mouchel Group P.L.C.	1,281	1,742
N Brown Group P.L.C.	2,218	10,682
National Grid P.L.C.	7,017	66,356
#National Grid P.L.C. Sponsored ADR	1,960	93,061
Next P.L.C.	1,267	46,390
Northern Foods P.L.C.	5,556	4,212
*Northgate P.L.C.	3,633	14,262
Northumbrian Water Group P.L.C.	10,846	61,526
Old Mutual P.L.C.	34,291	71,414
Oxford Instruments P.L.C.	113	981
Pace P.L.C.	5,676	18,619
*PartyGaming P.L.C.	6,272	25,296
Pearson P.L.C.	850	13,019
#Pearson P.L.C. Sponsored ADR	11,377	175,206
Pennon Group P.L.C.	6,236	62,234
*Persimmon P.L.C.	3,184	17,393
Petrofac, Ltd. P.L.C.	2,110	49,445
Petropavlovsk P.L.C.	2,805	43,475
Phoenix IT Group, Ltd. P.L.C.	1,162	4,584
*Premier Foods P.L.C.	26,772	7,561
*Premier Oil P.L.C.	2,218	59,743

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Prostrakan Group P.L.C.	7,767	$9,215
Provident Financial P.L.C.	613	7,530
Prudential P.L.C.	19,157	193,756
PV Crystalox Solar P.L.C.	4,610	3,918
PZ Cussons P.L.C.	2,842	18,355
Qinetiq P.L.C.	24,395	41,976
Rank Group P.L.C.	6,444	13,184
Rathbone Brothers P.L.C.	535	7,631
Reckitt Benckiser Group P.L.C.	2,573	143,750
*Redrow P.L.C.	8,714	15,419
Reed Elsevier P.L.C. ADR	2,200	75,482
Regus P.L.C.	6,442	8,921
Renishaw P.L.C.	1,838	34,085
*Renovo Group P.L.C.	17,392	9,187
*Rentokil Initial P.L.C.	41,610	66,029
Resolution, Ltd. P.L.C.	26,005	109,022
Restaurant Group P.L.C.	5,452	24,658
Rexam P.L.C.	21,318	108,582
Rightmove P.L.C.	2,579	32,879
Rio Tinto P.L.C.	1,772	115,093
Rio Tinto P.L.C. Sponsored ADR	7,600	494,912
*Rolls-Royce Group P.L.C. (3283648)	31,147	323,143
*Rolls-Royce Group P.L.C. (B520WF1)	1,993,408	3,194
Rotork P.L.C.	450	12,067
*Royal Bank of Scotland Group P.L.C.	39,772	28,457
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	7,000	100,660
Royal Dutch Shell P.L.C. ADR	6,300	405,216
Royal Dutch Shell P.L.C. Series B	6,651	212,844
RPC Group P.L.C.	6,372	31,327
RPS Group P.L.C.	8,633	28,382
RSA Insurance Group P.L.C.	34,770	72,946
SABmiller P.L.C.	7,729	250,757
Sage Group P.L.C.	23,734	102,412
Sainsbury (J.) P.L.C.	20,717	129,350
*Salamander Energy P.L.C.	3,020	10,572
Savills P.L.C.	6,177	32,558
Schroders P.L.C.	2,494	63,046
Schroders P.L.C. Non-Voting	566	11,449
Scottish & Southern Energy P.L.C.	7,686	142,041
Senior P.L.C.	17,526	37,190
Serco Group P.L.C.	6,768	66,582
Severfield-Rowen P.L.C.	5,972	23,055
Severn Trent P.L.C.	4,470	99,931
Shanks Group P.L.C.	3,683	6,560
Shire P.L.C. ADR	1,800	126,180
*SIG P.L.C.	13,861	25,187
#Smith & Nephew P.L.C. Sponsored ADR	2,100	92,148
Smiths Group P.L.C.	4,620	88,176
*Soco International P.L.C.	2,612	13,127
Spectris P.L.C.	3,589	64,874
Speedy Hire P.L.C.	13,614	5,390
Spirax-Sarco Engineering P.L.C.	1,260	36,493
Spirent Communications P.L.C.	8,253	18,997
*Sports Direct International P.L.C.	13,771	30,889
SSL International P.L.C.	4,730	87,839
St. James’s Place P.L.C.	3,661	16,235
St. Modwen Properties P.L.C.	2,485	6,442
Stagecoach Group P.L.C.	2,368	7,932
Standard Chartered P.L.C.	21,561	623,652
Standard Life P.L.C.	32,627	118,611
*Synergy Health P.L.C.	1,599	20,160

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*TalkTalk Telecom Group P.L.C.	4,267	$9,018
*Taylor Wimpey P.L.C.	76,462	27,291
*Telecity Group P.L.C.	4,092	32,665
Tesco P.L.C.	50,828	347,849
Thomas Cook Group P.L.C.	6,532	18,934
*Travis Perkins P.L.C.	4,514	59,833
*Trinity Mirror P.L.C.	3,332	5,677
*TT electronics P.L.C.	2,291	5,844
TUI Travel P.L.C.	10,081	34,113
Tullett Prebon P.L.C.	1,103	7,015
Tullow Oil P.L.C.	8,086	154,453
*UK Coal P.L.C.	1,753	1,038
Ultra Electronics Holdings P.L.C.	409	12,189
Unilever P.L.C.	345	9,947
Unilever P.L.C. Sponsored ADR	6,300	182,826
United Business Media P.L.C.	3,165	33,356
United Utilities Group P.L.C.	15,382	150,598
Vedanta Resources P.L.C.	504	16,760
Victrex P.L.C.	1,888	39,075
Vodafone Group P.L.C.	114,971	314,287
Vodafone Group P.L.C. Sponsored ADR	41,056	1,129,451
Weir Group P.L.C. (The)	5,091	127,065
Wellstream Holdings P.L.C.	488	5,784
WH Smith P.LC.	1,375	10,666
Whitbread P.L.C.	2,989	81,086
William Hill P.L.C.	2,842	7,311
William Morrison Supermarkets P.L.C.	27,762	130,655
Wincanton P.L.C.	1,461	5,566
*Wolseley P.L.C.	5,200	138,318
WPP P.L.C.	7,802	90,667
#WPP P.L.C. Sponsored ADR	1,900	110,276
WSP Group P.L.C.	1,153	7,295
Xchanging P.L.C.	3,063	6,373
Xstrata P.L.C.	19,734	382,314
#*Yell Group P.L.C.	138,291	31,337
*Yule Catto & Co. P.L.C.	1,365	5,639

TOTAL UNITED KINGDOM		22,267,466

TOTAL COMMON STOCKS		105,768,243

PREFERRED STOCKS — (0.0%)
GERMANY — (0.0%)
Fresenius SE	412	36,927

RIGHTS/WARRANTS — (0.1%)
AUSTRIA — (0.0%)
*EVN AG Rights 11/12/10	325	19

BELGIUM — (0.0%)
*Agfa-Gevaert NV STRIP VVPR	1,817	—
*Elia System Operator SA NV STRIP VVPR	179	50
*Tessenderlo Chemie NV STRIP VVPR	61	34

TOTAL BELGIUM		84

FRANCE — (0.0%)
#*Establissements Maurel et Prom SA Warrants 06/30/14	579	156

UNITED KINGDOM — (0.1%)
*Standard Chartered P.L.C. Rights 11/05/10	2,695	78,023

TOTAL RIGHTS/WARRANTS		78,282

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Face Amount (000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $590,000 FNMA 5.50%, 12/01/38, valued at $303,635) to be repurchased at $298,005 .	$298	298,000

	Shares/ Face Amount (000)
SECURITIES LENDING COLLATERAL — (12.1%)
§@DFA Short Term Investment Fund	12,769,731	$12,769,731
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $1,882,024)## to be repurchased at $1,845,156	$1,845	1,845,122

TOTAL SECURITIES LENDING COLLATERAL		14,614,853

TOTAL INVESTMENTS — (100.0%) (Cost $112,783,435)		$120,796,305

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value†
COMMON STOCKS — (89.3%)
Consumer Discretionary — (15.5%)
*1-800-FLOWERS.COM, Inc.	64,571	$116,228
*99 Cents Only Stores	135,305	2,086,403
Aaron’s, Inc. Class A	200	3,737
*AC Moore Arts & Crafts, Inc.	10,837	24,383
Acme United Corp.	1,331	13,044
*AH Belo Corp.	96,333	700,341
*Aldila, Inc.	26,034	110,644
*Alloy, Inc.	93,341	910,075
Amcon Distributing Co.	2	138
*American Biltrite, Inc.	2,800	9,240
#American Greetings Corp. Class A	130,517	2,528,114
*America’s Car-Mart, Inc.	44,364	1,183,188
#*Arctic Cat, Inc.	63,966	851,387
Ark Restaurants Corp.	11,046	161,272
*Asbury Automotive Group, Inc.	10,083	145,397
*Ascent Media Corp.	22,044	600,479
*Audiovox Corp. Class A	133,943	867,951
*Ballantyne Strong, Inc.	105,612	889,253
#Barnes & Noble, Inc.	208,829	3,128,258
*Bassett Furniture Industries, Inc.	37,791	179,129
*Beasley Broadcast Group, Inc.	42,542	185,909
#*Beazer Homes USA, Inc.	363,298	1,474,990
#*Belo Corp.	75,899	439,455
*Benihana, Inc.	15,390	128,891
*Benihana, Inc. Class A	10,733	90,479
*Biglari Holdings, Inc.	6,129	2,043,347
#*BJ’s Restaurants, Inc.	303,336	10,055,588
*Bluegreen Corp.	173,693	561,028
Blyth, Inc.	35,475	1,423,257
Bob Evans Farms, Inc.	112,041	3,215,577
Books-A-Million, Inc.	99,276	630,403
Bowl America, Inc. Class A	11,489	145,910
#*Boyd Gaming Corp.	172,201	1,430,990
*Brookfield Homes Corp.	128,177	1,068,996
Brown Shoe Co., Inc.	191,650	2,251,888
#Brunswick Corp.	383,744	6,070,830
*Build-A-Bear-Workshop, Inc.	119,496	840,057
#*Cabela’s, Inc.	256,178	4,749,540
*Cache, Inc.	68,384	341,236
#Callaway Golf Co.	249,214	1,714,592
*Cambium Learning Group, Inc.	36,103	111,558
*Canterbury Park Holding Corp.	2,102	17,583
*Carmike Cinemas, Inc.	3,578	28,660
*Carriage Services, Inc.	174,622	916,766
*Casual Male Retail Group, Inc.	16,613	73,263
*Cavco Industries, Inc.	21,144	670,053
#*Charles & Colvard, Ltd.	24,960	55,910
*Charming Shoppes, Inc.	436,745	1,524,240
Christopher & Banks Corp.	135,200	805,792
Churchill Downs, Inc.	48,409	1,753,858
Cinemark Holdings, Inc.	107,839	1,892,574
*Clear Channel Outdoor Holdings, Inc.	106,973	1,270,839
*Coast Distribution System, Inc.	18,627	70,596
*Cobra Electronics Corp.	6,330	13,356
#*Collective Brands, Inc.	186,172	2,854,017
#*Conn’s, Inc.	87,784	386,250
*Core-Mark Holding Co., Inc.	59,460	1,962,180
*Craftmade International, Inc.	1,300	7,202

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Crocs, Inc.	137,074	$1,909,441
CSS Industries, Inc.	39,200	655,816
*Culp, Inc.	33,934	344,091
*Cybex International, Inc.	54,864	79,827
*Dana Holding Corp.	279,558	3,955,746
*dELiA*s, Inc.	47,628	77,634
*Delta Apparel, Inc.	17,375	224,485
#Dillard’s, Inc.	401,591	10,244,586
*DineEquity, Inc.	64,648	2,873,604
*Dixie Group, Inc.	112,317	407,711
*Dolan Media Co.	31,754	339,768
*Dorman Products, Inc.	74,024	2,701,136
*Dover Motorsports, Inc.	109,057	184,306
*Drew Industries, Inc.	2,575	54,255
*Duckwall-ALCO Stores, Inc.	10,636	136,885
Educational Development Corp.	1,476	9,609
Emerson Radio Corp.	247,305	506,975
*Entercom Communications Corp.	3,382	28,240
*Escalade, Inc.	21,861	98,374
#Ethan Allen Interiors, Inc.	4,300	65,231
*EW Scripps Co. Class A (The)	222,658	1,946,031
*Exide Technologies	107,075	630,672
*Federal-Mogul Corp.	107,297	2,127,700
Finish Line, Inc. Class A	276,015	4,223,030
*Fisher Communications, Inc.	39,948	730,249
*Flanigan’s Enterprises, Inc.	5,016	34,460
Flexsteel Industries, Inc.	26,545	401,360
Foot Locker, Inc.	428,505	6,826,085
#Fred’s, Inc.	267,077	3,199,582
Frisch’s Restaurants, Inc.	23,920	528,632
*Full House Resorts, Inc.	15,163	53,070
*Furniture Brands International, Inc.	250,784	1,256,428
Gaiam, Inc.	33,084	233,573
*GameTech International, Inc.	23,401	6,770
Gaming Partners International Corp.	100	540
Gannett Co., Inc.	15,658	185,547
#*Gaylord Entertainment Co.	260,518	8,685,670
*Genesco, Inc.	126,576	4,146,630
*G-III Apparel Group, Ltd.	93,514	2,468,770
*Global Traffic Network, Inc.	2,439	15,536
*Golfsmith International Holdings, Inc.	6,990	22,368
*Gray Television, Inc.	141,457	275,841
*Gray Television, Inc. Class A	5,188	9,909
*Great Wolf Resorts, Inc.	140,687	332,021
#*Group 1 Automotive, Inc.	147,870	5,213,896
*Hallwood Group, Inc.	8,422	279,526
Harte-Hanks, Inc.	91,134	1,100,899
*Hastings Entertainment, Inc.	73,541	488,312
Haverty Furniture Cos., Inc.	114,700	1,226,143
Haverty Furniture Cos., Inc. Class A	700	7,490
*Heelys, Inc.	32,298	86,559
*Helen of Troy, Ltd.	95,679	2,454,166
*Hollywood Media Corp.	95,388	121,143
Hooker Furniture Corp.	54,910	580,399
Hot Topic, Inc.	290,499	1,664,559
*Iconix Brand Group, Inc.	284,198	4,973,465
International Speedway Corp.	130,394	2,978,199
#*Isle of Capri Casinos, Inc.	136,524	1,097,653
*J. Alexander’s Corp.	38,794	172,245
#*JAKKS Pacific, Inc.	211,533	3,987,397
#Jarden Corp.	154,416	4,950,577

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Jo-Ann Stores, Inc.	59,764	$2,584,793
*Johnson Outdoors, Inc. Class A	101,746	1,452,933
Jones Group, Inc. (The)	24,200	349,932
*Journal Communications, Inc.	122,690	565,601
*Kenneth Cole Productions, Inc. Class A	33,373	448,867
*Kid Brands, Inc.	68,684	670,356
*Kona Grill, Inc.	4,446	14,894
Koss Corp.	1,729	9,527
KSW, Inc.	9,140	28,974
#*K-Swiss, Inc. Class A	106,390	1,293,702
Lacrosse Footwear, Inc.	12,110	174,747
*Lakeland Industries, Inc.	35,027	341,163
*Lakes Entertainment, Inc.	91,089	213,148
*Lazare Kaplan International, Inc.	42,210	84,420
*La-Z-Boy, Inc.	39,000	303,030
*Lee Enterprises, Inc.	119,720	220,285
#*Lennar Corp. Class A	414,000	6,007,140
Lennar Corp. Class B Voting	70,707	842,827
*Liberty Media Corp. Capital Class A	360,759	20,758,073
*Liberty Media Corp. Interactive Class A	398,821	5,886,598
*Liberty Media-Starz Corp. Series B	278	18,348
#*Life Time Fitness, Inc.	26,053	941,295
*Lifetime Brands, Inc.	60,871	781,584
Lithia Motors, Inc.	106,261	1,158,245
*Live Nation Entertainment, Inc.	198,710	1,885,758
*Liz Claiborne, Inc.	5,727	35,049
*Luby’s, Inc.	152,236	771,837
*M/I Homes, Inc.	86,079	910,716
Mac-Gray Corp.	94,041	1,142,598
Marcus Corp.	108,394	1,389,611
*MarineMax, Inc.	128,245	959,273
#*McClatchy Co. (The)	171,748	474,024
*McCormick & Schmick’s Seafood Restaurants, Inc.	76,632	684,324
#*Media General, Inc.	107,220	590,782
#Men’s Wearhouse, Inc. (The)	153,240	3,745,186
*Meritage Homes Corp.	92,963	1,702,153
*Modine Manufacturing Co.	138,533	1,872,966
*Mohawk Industries, Inc.	206,049	11,814,850
*Morton’s Restaurant Group, Inc.	66,720	373,632
*Motorcar Parts of America, Inc.	33,070	334,338
#*Movado Group, Inc.	106,459	1,196,599
*MTR Gaming Group, Inc.	93,976	181,374
*Multimedia Games, Inc.	79,646	312,212
*Nautilus, Inc.	94,820	140,334
*New Frontier Media, Inc.	57,397	99,871
*New York & Co., Inc.	133,725	417,222
*Nobel Learning Communities, Inc.	1,683	11,293
*O’Charley’s, Inc.	99,036	742,770
*Office Depot, Inc.	308,062	1,383,198
#*Orient-Express Hotels, Ltd.	368,390	4,663,817
#*Orleans Homebuilders, Inc.	101,928	7,135
*Outdoor Channel Holdings, Inc.	115,195	608,230
Oxford Industries, Inc.	6,784	156,236
*P & F Industries, Inc. Class A	2,025	4,313
#*Pacific Sunwear of California, Inc.	307,774	1,834,333
*Palm Harbor Homes, Inc.	23,924	30,862
*Penske Automotive Group, Inc.	205,824	2,768,333
Pep Boys - Manny, Moe & Jack (The)	278,833	3,259,558
*Perry Ellis International, Inc.	101,852	2,289,633
*Pinnacle Entertainment, Inc.	214,529	2,745,971
*Point.360	7,043	8,663

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Quiksilver, Inc.	65,986	$275,162
#*Radio One, Inc.	50,923	59,071
*RC2 Corp.	37,679	795,027
*Reading International, Inc. Class A	11,392	54,454
*Reading International, Inc. Class B	6,238	53,834
*Red Lion Hotels Corp.	96,956	763,044
#*Red Robin Gourmet Burgers, Inc.	82,953	1,683,946
#Regis Corp.	297,444	6,082,730
#Rent-A-Center, Inc.	217,582	5,470,011
*Retail Ventures, Inc.	71,420	970,598
*Rick’s Cabaret International, Inc.	49,138	372,957
*Rocky Brands, Inc.	29,775	273,037
#*Royal Caribbean Cruises, Ltd.	333,477	13,185,681
#*Ruby Tuesday, Inc.	161,232	1,950,907
*Saga Communications, Inc.	26,882	548,124
#*Saks, Inc.	900,209	10,028,328
*Salem Communications Corp.	51,746	166,105
Scholastic Corp.	199,405	5,872,477
Service Corp. International	620,848	5,140,621
*Shiloh Industries, Inc.	202,654	2,042,752
*Shoe Carnival, Inc.	79,586	1,822,519
*Sinclair Broadcast Group, Inc. Class A	142,680	1,140,013
#*Skechers U.S.A., Inc. Class A	96,700	1,879,848
Skyline Corp.	40,498	722,079
#*Smith & Wesson Holding Corp.	39,941	149,779
Sonesta International Hotels Corp. Class A	1,771	29,965
Spartan Motors, Inc.	150,307	763,560
Speedway Motorsports, Inc.	214,810	3,286,593
*Sport Chalet, Inc. Class A	132,485	276,894
*Sport Chalet, Inc. Class B	4,960	11,706
Stage Stores, Inc.	114,824	1,530,604
Standard Motor Products, Inc.	103,778	1,103,160
*Standard Pacific Corp.	443,168	1,608,700
*Stanley Furniture, Inc.	42,321	163,359
*Stein Mart, Inc.	30,547	286,836
*Steinway Musical Instruments, Inc.	57,297	974,622
#Stewart Enterprises, Inc.	400,196	2,225,090
*Stoneridge, Inc.	80,953	890,483
*Strattec Security Corp.	16,204	496,004
Superior Industries International, Inc.	151,264	2,715,189
*Syms Corp.	43,694	318,529
#Systemax, Inc.	250,842	3,248,404
*Tandy Brands Accessories, Inc.	56,879	186,563
Tandy Leather Factory, Inc.	17,666	79,497
*Timberland Co. Class A	56,300	1,181,174
*Trans World Entertainment Corp.	62,666	114,052
*TRW Automotive Holdings Corp.	113,819	5,200,390
*Tuesday Morning Corp.	189,888	909,564
*Unifi, Inc.	281,323	1,330,658
#*Vail Resorts, Inc.	33,700	1,366,872
*Valuevision Media, Inc. Class A	28,352	67,194
Wendy’s/Arby’s Group, Inc.	1,073,450	4,937,870
#*West Marine, Inc.	121,225	1,189,217
Weyco Group, Inc.	3,068	76,547
*Whirlpool Corp.	33,224	2,519,376
#Williams-Sonoma, Inc.	11,872	384,297
Wolverine World Wide, Inc.	4,410	128,419
*Wyndham Worldwide Corp.	377,800	10,861,750

Total Consumer Discretionary		371,072,921

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (3.5%)
*Alliance One International, Inc.	424,055	$1,874,323
Andersons, Inc. (The)	22,096	869,920
B&G Foods, Inc.	107,912	1,321,922
Bridgford Foods Corp.	3,176	39,033
*Cagle’s, Inc. Class A	9,408	54,566
CCA Industries, Inc.	9,202	40,949
*Central European Distribution Corp.	1,300	32,461
*Central Garden & Pet Co.	76,766	794,528
*Central Garden & Pet Co. Class A	157,744	1,648,425
#*Chiquita Brands International, Inc.	267,775	3,553,374
Coca-Cola Bottling Co.	5,113	272,625
*Constellation Brands, Inc. Class A	339,227	6,692,949
*Constellation Brands, Inc. Class B	688	13,588
*Craft Brewers Alliance, Inc.	86,452	563,667
Del Monte Foods Co.	708,356	10,157,825
*Elizabeth Arden, Inc.	46,897	959,044
Farmer Brothers Co.	83,610	1,372,040
*Fresh Del Monte Produce, Inc.	198,927	4,402,254
Golden Enterprises, Inc.	26,984	90,127
Griffin Land & Nurseries, Inc. Class A	8,837	217,390
#*Hain Celestial Group, Inc.	143,230	3,542,078
*Harbinger Group, Inc.	45,939	237,045
Imperial Sugar Co.	63,920	811,784
Ingles Markets, Inc.	51,052	937,315
*John B. Sanfilippo & Son, Inc.	48,275	647,850
*Mannatech, Inc.	88,494	165,484
MGP Ingredients, Inc.	64,431	581,168
Nash-Finch Co.	109,030	4,568,357
*Nutraceutical International Corp.	63,623	1,033,874
Oil-Dri Corp. of America	29,959	658,798
*Omega Protein Corp.	141,227	797,933
*Pantry, Inc.	112,944	2,196,761
*Parlux Fragrances, Inc.	136,351	354,513
*Physicians Formula Holdings, Inc.	27,869	99,771
*Prestige Brands Holdings, Inc.	268,318	2,884,418
*Ralcorp Holdings, Inc.	149,606	9,284,548
Schiff Nutrition International, Inc.	17,340	140,107
*Seneca Foods Corp.	20,666	477,385
*Seneca Foods Corp. Class B	1,705	39,317
#*Smart Balance, Inc.	207,410	738,380
*Smithfield Foods, Inc.	338,611	5,671,734
Spartan Stores, Inc.	107,613	1,608,814
#*SUPERVALU, Inc.	159,218	1,717,962
*Susser Holdings Corp.	82,553	1,128,500
Tasty Baking Co.	52,769	333,500
#*TreeHouse Foods, Inc.	60,231	2,812,788
Universal Corp.	60,430	2,504,219
Village Super Market, Inc.	3,783	110,464
Weis Markets, Inc.	41,805	1,628,723
*Winn-Dixie Stores, Inc.	218,438	1,463,535

Total Consumer Staples		84,148,135

Energy — (9.5%)
Adams Resources & Energy, Inc.	24,137	473,085
*Allis-Chalmers Energy, Inc.	141,360	726,590
Alon USA Energy, Inc.	131,090	743,280
*Approach Resources, Inc.	83,282	1,286,707
*Atlas Energy, Inc.	20,767	604,735
#*ATP Oil & Gas Corp.	99,997	1,435,957
*Barnwell Industries, Inc.	13,822	40,913
*Basic Energy Services, Inc.	212,195	2,346,877

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#Berry Petroleum Corp. Class A	124,320	$4,252,987
#*Bill Barrett Corp.	127,102	4,798,100
*BioFuel Energy Corp.	9,241	20,885
*Bristow Group, Inc.	155,177	6,017,764
*Bronco Drilling Co., Inc.	146,265	617,238
*Cal Dive International, Inc.	101,541	513,797
Cimarex Energy Co.	252,215	19,357,501
*Clayton Williams Energy, Inc.	3,704	221,203
*Complete Production Services, Inc.	321,689	7,537,173
*Crosstex Energy, Inc.	205,610	1,667,497
*CVR Energy, Inc.	228,581	2,176,091
*Dawson Geophysical Co.	41,858	1,039,753
Delek US Holdings, Inc.	121,058	889,776
*Denbury Resources, Inc.	79,990	1,361,430
*Double Eagle Petroleum Co.	32,504	138,467
*Energy Partners, Ltd.	75,094	838,800
#*Exterran Holdings, Inc.	296,231	7,456,134
Frontier Oil Corp.	257,376	3,410,232
#General Maritime Corp.	190,680	732,211
#*Geokinetics, Inc.	18,798	128,202
*GeoMet, Inc.	26,673	19,631
*GeoResources, Inc.	15,965	274,598
*Global Industries, Ltd.	199,670	1,156,089
*Green Plains Renewable Energy, Inc.	11,272	125,345
Gulf Island Fabrication, Inc.	58,912	1,345,550
*Gulfmark Offshore, Inc.	106,633	3,157,403
#*Harvest Natural Resources, Inc.	177,631	2,216,835
*Helix Energy Solutions Group, Inc.	325,898	4,135,646
#*Hercules Offshore, Inc.	270,722	638,904
*HKN, Inc.	32,614	120,020
#*Hornbeck Offshore Services, Inc.	68,860	1,531,446
*International Coal Group, Inc.	563,095	3,164,594
#*Key Energy Services, Inc.	238,392	2,348,161
*Mitcham Industries, Inc.	37,515	326,380
*Natural Gas Services Group, Inc.	68,721	1,082,356
*Newpark Resources, Inc.	477,251	2,806,236
#Overseas Shipholding Group, Inc.	125,985	4,211,679
*OYO Geospace Corp.	200	12,122
*Parker Drilling Co.	429,739	1,817,796
#*Patriot Coal Corp.	171,800	2,317,582
Patterson-UTI Energy, Inc.	473,266	9,186,093
Penn Virginia Corp.	188,235	2,789,643
*Petroleum Development Corp.	99,566	3,107,455
*PHI, Inc. Non-Voting	97,035	1,695,201
*Pioneer Drilling Co.	275,482	1,696,969
Pioneer Natural Resources Co.	85,275	5,952,195
*Plains Exploration & Production Co.	367,516	10,242,671
*REX American Resources Corp.	111,500	1,849,785
#*Rex Energy Corp.	39,478	486,369
*Rosetta Resources, Inc.	142,948	3,417,887
*Rowan Cos., Inc.	322,685	10,616,336
*SEACOR Holdings, Inc.	69,842	6,617,530
*Seahawk Drilling, Inc.	1,026	10,342
SM Energy Co.	46,054	1,919,531
Southern Union Co.	1	13
*Sunoco, Inc.	244,020	9,143,429
*Superior Energy Services, Inc.	29,845	824,319
*Swift Energy Corp.	177,570	5,655,604
*T-3 Energy Services, Inc.	37,443	1,253,217
Teekay Corp.	206,271	6,559,418
*Tesoro Petroleum Corp.	419,582	5,437,783

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Tetra Technologies, Inc.	95,545	$932,519
*TGC Industries, Inc.	7,189	26,599
Tidewater, Inc.	146,594	6,762,381
*Union Drilling, Inc.	47,759	218,259
*Unit Corp.	103,566	4,062,894
#*USEC, Inc.	578,327	3,105,616
#*Western Refining, Inc.	301,139	2,002,574
*Whiting Petroleum Corp.	167,363	16,809,940
*Willbros Group, Inc.	54,380	481,807

Total Energy		226,506,137

Financials — (23.2%)
*1st Constitution Bancorp	564	4,399
1st Source Corp.	217,402	3,841,493
21st Century Holding Co.	55,857	198,851
Abington Bancorp, Inc.	138,816	1,490,884
Access National Corp.	3,293	20,664
Advance America Cash Advance Centers, Inc.	4,652	23,213
*Affirmative Insurance Holdings, Inc.	41,536	153,683
*Allegheny Corp.	16,906	5,079,915
#Alliance Bancorp, Inc. of Pennsylvania	650	4,836
Alliance Financial Corp.	9,988	304,334
Allied World Assurance Co. Holdings, Ltd.	135,681	7,762,310
*Alterra Capital Holdings, Ltd.	47,921	968,004
Ameriana Bancorp	945	4,205
*American Capital, Ltd.	1,046,025	7,301,254
American Equity Investment Life Holding Co.	383,599	4,162,049
American Financial Group, Inc.	338,085	10,338,639
*American Independence Corp.	23,061	111,615
American National Bankshares, Inc.	10,193	232,197
American National Insurance Co.	42,285	3,316,835
*American River Bankshares	7,628	44,166
*American Safety Insurance Holdings, Ltd.	58,379	1,084,098
*Ameris Bancorp	72,430	671,426
*AMERISAFE, Inc.	92,993	1,775,236
*AmeriServe Financial, Inc.	182,092	291,347
#Argo Group International Holdings, Ltd.	114,761	3,981,059
Aspen Insurance Holdings, Ltd.	235,476	6,680,454
*Asset Acceptance Capital Corp.	42,504	245,673
#Associated Banc-Corp.	406,339	5,148,315
*Assurant, Inc.	210,530	8,324,356
#Assured Guaranty, Ltd.	275,997	5,257,743
Asta Funding, Inc.	50,406	414,841
#Astoria Financial Corp.	255,211	3,169,721
*Atlantic American Corp.	6,923	11,977
*Atlantic Coast Federal Corp.	12,653	21,384
Auburn National Bancorporation, Inc.	152	3,125
*Avatar Holdings, Inc.	55,047	1,004,057
Axis Capital Holdings, Ltd.	17,751	603,712
*B of I Holding, Inc.	52,772	678,648
Baldwin & Lyons, Inc. Class B	58,678	1,466,950
*Bancorp of New Jersey, Inc.	541	5,951
Bancorp Rhode Island, Inc.	11,050	321,444
*Bancorp, Inc.	63,802	477,877
*BancTrust Financial Group, Inc.	44,038	128,591
Bank Mutual Corp.	226,102	1,089,812
#Bank of Kentucky Financial Corp.	6,934	123,078
#*BankAtlantic Bancorp, Inc.	95,120	86,084
BankFinancial Corp.	127,495	1,166,579
Banner Corp.	65,892	109,381
Bar Harbor Bankshares	13,518	367,554

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
BCB Bancorp, Inc.	6,641	$57,976
*BCSB Bancorp, Inc.	652	6,559
Beacon Federal Bancorp, Inc.	1,208	13,675
*Beneficial Mutual Bancorp, Inc.	7,772	57,046
*Berkshire Bancorp, Inc.	2,534	11,884
Berkshire Hills Bancorp, Inc.	69,673	1,347,476
Boston Private Financial Holdings, Inc.	272,770	1,557,517
*Bridge Capital Holdings	10,296	92,561
Brookline Bancorp, Inc.	110,005	1,071,449
Bryn Mawr Bank Corp.	5,030	84,051
*Cadence Financial Corp.	46,945	116,893
California First National Bancorp	17,918	236,159
*Camco Financial Corp.	16,833	34,339
Camden National Corp.	25,457	871,648
Capital City Bank Group, Inc.	25,803	308,346
Capital Southwest Corp.	24,997	2,415,460
CapitalSource, Inc.	410,169	2,506,133
#*Capitol Bancorp, Ltd.	41,363	47,154
Cardinal Financial Corp.	134,506	1,343,715
Carrollton Bancorp	200	1,100
Carver Bancorp, Inc.	200	460
#*Cascade Financial Corp.	2,100	966
Cash America International, Inc.	82	2,889
#Cathay General Bancorp	292,516	3,978,218
#Center Bancorp, Inc.	39,515	299,919
*Center Financial Corp.	140,805	735,002
CenterState Banks of Florida, Inc.	4,991	36,933
Central Bancorp, Inc.	5,705	78,301
*Central Jersey Bancorp	21,939	163,884
*Centrue Financial Corp.	7,260	10,019
Century Bancorp, Inc. Class A	244	5,796
CFS Bancorp, Inc.	116,086	603,647
Chemical Financial Corp.	79,321	1,608,630
*Chicopee Bancorp, Inc.	6,374	75,532
*Citizens Community Bancorp, Inc.	29,400	125,685
#Citizens Holding Co.	603	11,258
Citizens South Banking Corp.	21,374	99,388
#*Citizens, Inc.	162,631	1,125,407
#City National Corp.	25,626	1,321,533
*CNA Surety Corp.	241,846	4,655,536
*CNO Financial Group, Inc.	1,053,579	5,731,470
CoBiz Financial, Inc.	122,786	594,284
Codorus Valley Bancorp, Inc.	4,404	41,265
*Colonial Financial Services, Inc.	14,655	146,550
#*Colony Bankcorp, Inc.	4,653	18,054
Columbia Banking System, Inc.	85,456	1,556,154
#Comerica, Inc.	191,316	6,845,286
Commercial National Financial Corp.	100	1,607
*Commonwealth Bankshares, Inc.	1,300	2,795
#Community Bank System, Inc.	172,558	4,032,680
*Community Capital Corp.	3,618	11,976
Community Trust Bancorp, Inc.	2,279	62,239
*Community West Bancshares	16,252	55,257
*CompuCredit Holdings Corp.	165,997	934,563
*Consumer Portfolio Services, Inc.	79,513	70,767
*Crescent Financial Corp.	47,032	102,059
#CVB Financial Corp.	400	3,044
#Danvers Bancorp, Inc.	31,752	477,233
#*Dearborn Bancorp, Inc.	34,787	62,964
#Delphi Financial Group, Inc. Class A	111,871	3,028,348
Dime Community Bancshares, Inc.	17,329	252,830

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Donegal Group, Inc. Class A	74,009	$1,025,025
Donegal Group, Inc. Class B	6,311	113,598
*Doral Financial Corp.	5,100	7,650
East West Bancorp, Inc.	57,493	1,013,602
Eastern Insurance Holdings, Inc.	54,171	602,923
Eastern Virginia Bankshares, Inc.	7,095	25,755
ECB Bancorp, Inc.	1,816	24,788
EMC Insurance Group, Inc.	145,911	3,084,559
Employers Holdings, Inc.	54,624	884,363
*Encore Bancshares, Inc.	31,263	241,038
*Encore Capital Group, Inc.	125,932	2,558,938
Endurance Specialty Holdings, Ltd.	174,222	7,212,791
Enterprise Bancorp, Inc.	6,771	77,799
Enterprise Financial Services Corp.	30,819	304,184
ESB Financial Corp.	13,394	192,740
ESSA Bancorp, Inc.	67,731	856,797
Evans Bancorp, Inc.	8,303	116,242
F.N.B. Corp.	351,637	2,988,914
Farmers Capital Bank Corp.	1,367	6,152
FBL Financial Group, Inc. Class A	115,721	3,027,261
Federal Agricultural Mortgage Corp.	51,990	611,922
Federal Agricultural Mortgage Corp. Class A	2,471	26,501
Fidelity Bancorp, Inc.	2,558	14,772
Fidelity National Financial, Inc.	388,581	5,203,100
#*Fidelity Southern Corp.	28,576	196,318
Financial Institutions, Inc.	20,284	366,126
*First Acceptance Corp.	101,596	188,969
First Advantage Bancorp	4,735	52,085
First American Financial Corp.	117,783	1,653,673
First Bancorp	63,092	844,802
First Bancorp, Inc.	13,001	180,454
*First Bancshares, Inc.	2,300	15,974
First Busey Corp.	107,432	498,484
First Business Financial Services, Inc.	2,217	22,724
*First California Financial Group, Inc.	9,085	22,349
First Citizens BancShares, Inc.	20,893	3,902,395
First Commonwealth Financial Corp.	357,521	2,080,772
First Community Bancshares, Inc.	32,559	438,244
First Defiance Financial Corp.	30,509	339,870
#*First Federal Bancshares of Arkansas, Inc.	18,662	35,085
*First Federal of Northern Michigan Bancorp, Inc.	7,296	18,897
First Financial Corp.	60,652	1,772,858
First Financial Holdings, Inc.	81,607	852,793
First Financial Northwest, Inc.	112,961	431,511
*First Financial Service Corp.	1,000	4,860
*First Franklin Corp.	2,645	37,533
First M&F Corp.	11,390	45,560
*First Marblehead Corp. (The)	254,263	567,006
First Merchants Corp.	183,992	1,530,813
First Mercury Financial Corp.	85,664	1,396,323
First Midwest Bancorp, Inc.	272,225	2,915,530
#First Niagara Financial Group, Inc.	263,286	3,119,939
#First Pactrust Bancorp, Inc.	24,516	281,934
*First Place Financial Corp.	158,429	524,400
First Security Group, Inc.	29,107	48,027
First South Bancorp, Inc.	167	1,677
#First United Corp.	6,970	29,204
First West Virginia Bancorp, Inc.	780	11,934
Firstbank Corp.	14,344	69,567
*FirstCity Financial Corp.	56,481	477,264
Flagstone Reinsurance Holdings SA	264,797	2,886,287

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Flushing Financial Corp.	98,849	$1,299,864
#*FNB United Corp.	35,716	17,858
#*Forest City Enterprises, Inc. Class A	223,083	3,254,781
*Forestar Group, Inc.	2,600	44,460
*Fox Chase Bancorp, Inc.	6,797	66,271
*FPIC Insurance Group, Inc.	108,331	3,837,084
Fulton Financial Corp.	281,758	2,631,620
*Genworth Financial, Inc.	525,160	5,955,314
#German American Bancorp, Inc.	63,023	1,065,089
*Global Indemnity P.L.C.	47,865	807,961
Great Southern Bancorp, Inc.	20,800	467,792
#*Greene Bancshares, Inc.	64,496	248,955
*Greenlight Capital Re, Ltd.	100	2,856
*Guaranty Bancorp	264,813	434,293
*Guaranty Federal Bancshares, Inc.	14,051	68,709
*Hallmark Financial Services, Inc.	107,374	959,924
Hampden Bancorp, Inc.	14,596	148,733
*Hanmi Financial Corp.	53,045	62,063
Hanover Insurance Group, Inc.	124,651	5,640,458
Harleysville Group, Inc.	219,301	7,528,603
Harleysville Savings Financial Corp.	1,176	17,499
*Harris & Harris Group, Inc.	136,072	567,420
Hawthorn Bancshares, Inc.	7,685	76,312
HCC Insurance Holdings, Inc.	207,439	5,492,985
Heartland Financial USA, Inc.	5,603	86,566
*Heritage Commerce Corp.	58,644	220,501
*Heritage Financial Corp.	8,168	110,350
#Heritage Financial Group	1,572	12,969
HF Financial Corp.	11,763	121,629
*Hilltop Holdings, Inc.	208,266	2,080,577
Hingham Institution for Savings	677	27,080
*HMN Financial, Inc.	24,144	72,915
*Home Bancorp, Inc.	4,874	65,458
Home Federal Bancorp, Inc.	83,645	1,007,086
HopFed Bancorp, Inc.	28,268	254,977
Horace Mann Educators Corp.	277,968	5,195,222
Horizon Bancorp	1,637	41,334
Huntington Bancshares, Inc.	1,265,538	7,175,600
IBERIABANK Corp.	46,162	2,402,732
Independence Holding Co.	40,589	343,383
Independent Bank Corp.	57,434	1,349,125
Indiana Community Bancorp	12,959	179,936
Infinity Property & Casualty Corp.	110,272	5,706,576
#*Interactive Brokers Group, Inc.	73,000	1,366,560
#*International Assets Holding Corp.	11,931	263,079
International Bancshares Corp.	89,171	1,527,499
#*Intervest Bancshares Corp.	10,203	23,467
Investors Title Co.	7,764	251,476
*Jacksonville Bancorp, Inc.	1,456	11,277
Jefferson Bancshares, Inc.	4,587	16,100
JMP Group, Inc.	22,232	147,843
Jones Lang LaSalle, Inc.	72,665	5,672,230
*LaBranche & Co., Inc.	104,360	339,170
Lake Shore Bancorp, Inc.	968	8,228
Lakeland Bancorp, Inc.	115,475	1,070,453
Lakeland Financial Corp.	10,429	198,047
Landmark Bancorp, Inc.	1,722	26,605
Legacy Bancorp, Inc.	55,833	427,681
*Legg Mason, Inc.	143,841	4,463,386
LNB Bancorp, Inc.	50,800	244,856
*Louisiana Bancorp, Inc.	4,919	71,178

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
LSB Corp.	20,662	$433,902
LSB Financial Corp.	688	7,052
#*Macatawa Bank Corp.	64,644	121,531
*Magyar Bancorp, Inc.	6,751	23,764
MainSource Financial Group, Inc.	126,718	1,047,958
*Market Leader, Inc.	200	390
*Marlin Business Services Corp.	58,459	711,446
*Marshall & Ilsley Corp.	741,586	4,382,773
Mayflower Bancorp, Inc.	475	4,608
MB Financial, Inc.	181,286	2,699,349
#*MBIA, Inc.	629,793	7,059,980
#*MBT Financial Corp.	53,266	102,803
MCG Capital Corp.	420,652	2,662,727
Meadowbrook Insurance Group, Inc.	377,032	3,253,786
Medallion Financial Corp.	94,857	761,702
#*Mercantile Bancorp, Inc.	6,055	10,838
Mercantile Bank Corp.	12,696	52,942
Mercer Insurance Group, Inc.	39,743	729,284
Merchants Bancshares, Inc.	3,431	88,554
*Meridian Interstate Bancorp, Inc.	10,683	113,347
Meta Financial Group, Inc.	10,537	134,663
*Metro Bancorp, Inc.	60,624	612,909
*MetroCorp Bancshares, Inc.	12,016	38,932
*MF Global Holdings, Ltd.	545,725	4,273,027
#*MGIC Investment Corp.	352,874	3,112,349
MicroFinancial, Inc.	47,656	192,530
*Mid Penn Bancorp, Inc.	262	1,834
MidSouth Bancorp, Inc.	38,863	533,978
MidWestOne Financial Group, Inc.	16,967	249,585
Monroe Bancorp	1,377	15,698
Montpelier Re Holdings, Ltd.	306,536	5,615,740
MSB Financial Corp.	3,000	20,430
MutualFirst Financial, Inc.	16,714	135,216
*Nara Bancorp, Inc.	84,153	659,760
*National Financial Partners Corp.	138,347	1,909,189
National Penn Bancshares, Inc.	480,645	3,119,386
National Security Group, Inc.	193	2,266
National Western Life Insurance Co. Class A	5,171	827,412
Naugatuck Valley Financial Corp.	723	3,601
*Navigators Group, Inc. (The)	89,350	4,107,420
Nelnet, Inc. Class A	134,887	3,030,911
*New Century Bancorp, Inc.	5,903	23,435
New England Bancshares, Inc.	250	1,810
New Hampshire Thrift Bancshares, Inc.	16,158	189,533
New Westfield Financial, Inc.	126,718	1,070,767
NewAlliance Bancshares, Inc.	480,434	6,192,794
*NewBridge Bancorp	43,011	169,893
*Newport Bancorp, Inc.	1,100	13,156
*NewStar Financial, Inc.	159,798	1,216,063
North Central Bancshares, Inc.	3,500	47,512
*North Valley Bancorp	13,946	23,290
Northeast Bancorp	1,774	23,177
Northeast Community Bancorp, Inc.	50,944	304,645
Northrim Bancorp, Inc.	24,258	413,599
Northwest Bancshares, Inc.	9,785	110,962
Norwood Financial Corp.	2,270	63,560
NYMAGIC, Inc.	62,582	1,606,480
Ocean Shore Holding Co.	1,921	21,131
OceanFirst Financial Corp.	19,547	233,391
*Ocwen Financial Corp.	208,852	1,802,393
Old National Bancorp	255,602	2,417,995

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Old Republic International Corp.	785,781	$10,372,309
Old Second Bancorp, Inc.	56,217	110,747
OneBeacon Insurance Group, Ltd.	81,389	1,145,957
Oriental Financial Group, Inc.	51,532	681,768
Pacific Continental Corp.	19,860	165,037
#*Pacific Mercantile Bancorp	59,804	188,981
*Pacific Premier Bancorp, Inc.	15,952	83,588
*Park Bancorp, Inc.	200	1,014
Parkvale Financial Corp.	14,107	112,856
*Patriot National Bancorp	8,831	31,792
Peapack-Gladstone Financial Corp.	14,328	173,799
*Penson Worldwide, Inc.	94,203	485,145
Peoples Bancorp of North Carolina	4,643	23,679
Peoples Bancorp, Inc.	55,410	730,304
#*PHH Corp.	244,400	4,709,588
#*Phoenix Cos., Inc. (The)	579,239	1,216,402
*PICO Holdings, Inc.	104,112	3,200,403
#*Pinnacle Financial Partners, Inc.	124,809	1,424,071
#*Piper Jaffray Cos., Inc.	78,100	2,418,757
Platinum Underwriters Holdings, Ltd.	120,388	5,182,703
*PMI Group, Inc. (The)	358,002	1,199,307
Porter Bancorp, Inc.	4,811	53,402
*Preferred Bank	38,267	65,819
Premier Financial Bancorp, Inc.	17,251	115,409
Presidential Life Corp.	197,112	1,886,362
#Princeton National Bancorp, Inc.	4,602	22,320
#PrivateBancorp, Inc.	10,600	124,974
*ProAssurance Corp.	62,296	3,581,397
#Prosperity Bancshares, Inc.	2,128	66,160
Protective Life Corp.	263,755	6,322,207
Provident Financial Holdings, Inc.	4,751	32,259
#Provident Financial Services, Inc.	275,711	3,484,987
Provident New York Bancorp	200,979	1,782,684
#Pulaski Financial Corp.	39,893	283,240
QC Holdings, Inc.	104,573	394,240
*QCR Holdings, Inc.	2,083	19,788
Radian Group, Inc.	289,714	2,198,929
Reinsurance Group of America, Inc.	235,808	11,806,907
RenaissanceRe Holdings, Ltd.	102,805	6,195,029
Renasant Corp.	137,137	2,242,190
Resource America, Inc.	76,525	472,159
*Riverview Bancorp, Inc.	32,244	70,292
#RLI Corp.	42,564	2,444,025
Rockville Financial, Inc.	19,088	215,885
Rome Bancorp, Inc.	67,122	731,630
#*Royal Bancshares of Pennsylvania, Inc. Class A	3,732	6,232
Rurban Financial Corp.	1,320	3,828
S&T Bancorp, Inc.	34,853	683,119
*Safeguard Scientifics, Inc.	51,249	754,385
Safety Insurance Group, Inc.	84,842	3,941,759
Salisbury Bancorp, Inc.	490	11,196
Sanders Morris Harris Group, Inc.	137,682	798,556
Sandy Spring Bancorp, Inc.	106,161	1,847,201
Savannah Bancorp, Inc. (The)	14,815	119,113
SCBT Financial Corp.	17,588	536,962
SeaBright Holdings, Inc.	120,277	1,006,718
*Seacoast Banking Corp. of Florida	29,495	36,869
Selective Insurance Group, Inc.	286,067	4,840,254
Shore Bancshares, Inc.	7,562	74,561
SI Financial Group, Inc.	17,909	114,080
Simmons First National Corp.	129,009	3,507,755

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*SLM Corp.	77	$916
*Smithtown Bancorp, Inc.	11,510	42,932
Somerset Hills Bancorp	18,699	158,942
*Southcoast Financial Corp.	14,110	48,680
*Southern Community Financial Corp.	120,522	196,451
*Southern Connecticut Bancorp, Inc.	800	4,760
*Southern First Bancshares, Inc.	11,168	73,988
Southern Missouri Bancorp, Inc.	334	5,294
*Southern National Bancorp of Virginia, Inc.	983	7,510
Southwest Bancorp, Inc.	96,229	952,667
Southwest Georgia Financial Corp.	581	4,991
StanCorp. Financial Group, Inc.	107,431	4,608,790
State Auto Financial Corp.	168,116	2,632,697
State Bancorp, Inc.	7,401	67,941
StellarOne Corp.	104,517	1,335,727
Sterling Bancshares, Inc.	172,885	931,850
#Stewart Information Services Corp.	47,396	512,825
#*Stifel Financial Corp.	97	4,597
*Stratus Properties, Inc.	42,734	378,623
Student Loan Corp.	12,328	367,621
*Sun Bancorp, Inc.	118,860	469,497
*Superior Bancorp	30,186	25,296
Susquehanna Bancshares, Inc.	456,926	3,609,715
*Sussex Bancorp	5,216	26,810
SWS Group, Inc.	82,234	564,948
#Synovus Financial Corp.	45,750	98,820
*Taylor Capital Group, Inc.	40,804	492,096
Teche Holding Co.	3,500	113,750
*Tennessee Commerce Bancorp, Inc.	9,793	40,837
*Texas Capital Bancshares, Inc.	12,145	220,432
TF Financial Corp.	6,877	153,013
*Thomas Properties Group, Inc.	171,057	639,753
*Tidelands Bancshares, Inc.	2,800	3,080
Timberland Bancorp, Inc.	59,792	227,808
Torchmark Corp.	112,499	6,443,943
Tower Bancorp, Inc.	9,166	198,169
*Tower Financial Corp.	3,997	28,539
#Tower Group, Inc.	14	340
#TowneBank	35,659	517,056
Transatlantic Holdings, Inc.	222,479	11,702,395
*Tree.com, Inc.	24,872	184,053
#TriCo Bancshares	12,984	202,421
Trustmark Corp.	114,623	2,532,022
Umpqua Holdings Corp.	427,216	4,699,376
Unico American Corp.	35,600	337,844
Union First Market Bankshares Corp.	100,740	1,295,516
United Bancshares, Inc.	190	1,746
#United Bankshares, Inc.	71,751	1,917,187
United Community Bancorp	1,325	9,408
*United Community Banks, Inc.	255,624	501,023
*United Community Financial Corp.	257,483	365,626
United Financial Bancorp, Inc.	108,562	1,469,929
United Fire & Casualty Co.	102,805	2,059,184
#*United Security Bancshares	1,313	6,434
Unitrin, Inc.	247,690	6,018,867
*Unity Bancorp, Inc.	22,377	132,024
Univest Corp. of Pennsylvania	5,601	105,635
Validus Holdings, Ltd.	318,676	9,037,651
*Virginia Commerce Bancorp, Inc.	80,039	425,007
VIST Financial Corp.	10,144	70,095
VSB Bancorp, Inc.	1,262	14,828

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Wainwright Bank & Trust Co.	8,470	$161,523
Washington Banking Co.	9,705	122,186
Washington Federal, Inc.	23,324	350,560
Washington Trust Bancorp, Inc.	4,964	99,727
*Waterstone Financial, Inc.	5,158	19,291
Wayne Savings Bancshares, Inc.	1,100	9,284
Webster Financial Corp.	304,016	5,204,754
WesBanco, Inc.	196,782	3,268,549
Wesco Financial Corp.	2,486	903,412
*West Bancorporation, Inc.	92,595	608,349
*West Coast Bancorp	47,735	125,543
*Western Alliance Bancorp	135,697	819,610
White Mountains Insurance Group, Ltd.	24,056	7,678,675
White River Capital, Inc.	1,260	24,242
Whitney Holding Corp.	390,531	3,233,597
Wilber Corp.	11,038	102,212
#Wilmington Trust Corp.	230,873	1,641,507
Wilshire Bancorp, Inc.	96,416	646,951
#Wintrust Financial Corp.	82,210	2,461,367
WR Berkley Corp.	72,734	2,001,640
WSB Holdings, Inc.	4,188	9,946
WVS Financial Corp.	1,304	13,666
*Yadkin Valley Financial Corp.	40,936	95,381
*Zions Bancorporation	318,776	6,585,912
*ZipRealty, Inc.	34,436	111,573

Total Financials		553,552,977

Health Care — (5.8%)
*Accelrys, Inc.	157,563	1,142,332
#*Air Methods Corp.	5,531	226,218
*Albany Molecular Research, Inc.	218,071	1,395,654
#*Alere, Inc.	143,480	4,239,834
*Allied Healthcare International, Inc.	230,359	651,916
*Allied Healthcare Products, Inc.	26,236	97,073
*American Dental Partners, Inc.	81,059	945,148
*American Shared Hospital Services	8,624	25,010
*AMN Healthcare Services, Inc.	56,849	301,300
*AngioDynamics, Inc.	158,817	2,258,378
*Anika Therapeutics, Inc.	59,925	388,314
*Animal Health International, Inc.	4,200	11,676
*ARCA Biopharma, Inc.	50	194
#*Assisted Living Concepts, Inc.	55,770	1,798,582
*Bioanalytical Systems, Inc.	11,770	12,947
*BioScrip, Inc.	120,081	676,056
*BMP Sunstone Corp.	40,096	394,545
*Caliper Life Sciences, Inc.	199,249	896,620
*Cambrex Corp.	172,543	781,620
Cantel Medical Corp.	72,529	1,343,237
*Capital Senior Living Corp.	224,289	1,336,762
*Caraco Pharmaceutical Laboratories, Ltd.	1,120	5,779
*Cardiac Science Corp.	74,778	170,494
*CardioNet, Inc.	113,494	578,819
*Celera Corp.	351,009	2,000,751
*Community Health Systems, Inc.	51,925	1,561,904
*CONMED Corp.	205,318	4,519,049
*Continucare Corp.	25,655	115,448
#Cooper Cos., Inc.	111,374	5,495,193
*Coventry Health Care, Inc.	241,990	5,667,406
*Cross Country Healthcare, Inc.	223,824	1,633,915
*Cutera, Inc.	75,922	548,916
*Cynosure, Inc. Class A	49,048	499,309

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Daxor Corp.	10,080	$91,728
*Digirad Corp.	22,133	42,495
*Dynacq Healthcare, Inc.	7,262	15,904
Ensign Group, Inc.	34,100	640,057
*Five Star Quality Care, Inc.	93,615	508,329
*Gentiva Health Services, Inc.	121,514	2,828,846
*Greatbatch, Inc.	128,271	2,789,894
*Harvard Bioscience, Inc.	130,015	512,259
*Health Net, Inc.	47,066	1,265,605
*HealthSpring, Inc.	285,272	8,327,090
*Healthways, Inc.	115,561	1,211,079
Hill-Rom Holdings, Inc.	41,410	1,604,638
*Hologic, Inc.	573,148	9,181,831
*IntegraMed America, Inc.	87,904	747,184
Invacare Corp.	107,753	2,909,331
*Iridex Corp.	14,676	52,100
*Kendle International, Inc.	64,180	584,680
Kewaunee Scientific Corp.	10,051	112,471
*Kindred Healthcare, Inc.	148,500	2,037,420
*King Pharmaceuticals, Inc.	239,935	3,392,681
*K-V Pharmaceutical Co.	51,746	120,568
*Lannet Co., Inc.	25,010	128,051
*LCA-Vision, Inc.	96,790	673,658
*LeMaitre Vascular, Inc.	43,582	283,283
*LifePoint Hospitals, Inc.	162,149	5,500,094
#*Martek Biosciences Corp.	91,570	2,009,962
*Matrixx Initiatives, Inc.	47,005	251,947
*Maxygen, Inc.	151,325	969,993
*MedCath Corp.	123,706	1,225,926
*Medical Action Industries, Inc.	90,468	897,443
*MediciNova, Inc.	2,650	13,806
*MEDTOX Scientific, Inc.	30,419	356,815
*Misonix, Inc.	28,468	65,476
*Molina Healthcare, Inc.	61,201	1,586,330
*Natus Medical, Inc.	113,923	1,492,391
*Nighthawk Radiology Holdings, Inc.	52,199	334,596
*NovaMed, Inc.	31,877	374,555
Omnicare, Inc.	341,925	8,247,231
*Osteotech, Inc.	162,822	1,056,715
*OTIX Global, Inc.	14,922	163,396
*Par Pharmaceutical Cos., Inc.	73,778	2,398,523
*PDI, Inc.	95,738	839,622
*PharMerica Corp.	85,449	857,908
*Prospect Medical Holdings, Inc.	35,115	296,371
#*Psychiatric Solutions, Inc.	4,300	144,910
*Regeneration Technologies, Inc.	149,115	368,314
*Repligen Corp.	4,201	16,300
*Res-Care, Inc.	147,076	1,945,815
*Skilled Healthcare Group, Inc.	80,060	300,225
*Solta Medical, Inc.	900	1,908
Span-American Medical System, Inc.	12,454	174,481
*SRI/Surgical Express, Inc.	25,663	79,940
*Strategic Diagnostics, Inc.	33,915	57,316
*Sun Healthcare Group, Inc.	198,169	1,884,587
*SunLink Health Systems, Inc.	12,035	22,024
*Symmetry Medical, Inc.	119,025	1,053,371
Teleflex, Inc.	75,591	4,214,198
*Theragenics Corp.	182,829	223,051
*TomoTherapy, Inc.	142,895	545,859
*Transcept Pharmaceuticals, Inc.	62,216	385,117
*Triple-S Management Corp.	97,590	1,646,343

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Universal American Corp.	327,511	$5,266,377
#*Viropharma, Inc.	429,403	7,025,033
*Vital Images, Inc.	51,596	686,227
*WellCare Health Plans, Inc.	1,285	35,697
Young Innovations, Inc.	31,521	875,338

Total Health Care		137,673,112

Industrials — (13.2%)
*A.T. Cross Co.	71,426	499,982
*AAR Corp.	150,788	3,323,368
Aceto Corp.	200,980	1,481,223
*AeroCentury Corp.	9,884	161,702
#*AGCO Corp.	70,321	2,986,533
#*Air Transport Services Group, Inc.	164,683	1,106,670
Aircastle, Ltd.	308,593	2,842,142
#*AirTran Holdings, Inc.	75,000	555,000
Alamo Group, Inc.	66,795	1,603,080
*Alaska Air Group, Inc.	144,700	7,640,160
Albany International Corp.	33,200	677,280
Alexander & Baldwin, Inc.	184,271	6,344,451
*Allied Defense Group, Inc.	41,602	112,325
*Altra Holdings, Inc.	10,272	152,026
*Amerco, Inc.	93,653	7,709,515
*American Railcar Industries, Inc.	110,357	1,700,601
*American Reprographics Co.	62,664	446,168
American Woodmark Corp.	53,583	948,419
Ameron International Corp.	32,964	2,266,605
Ampco-Pittsburgh Corp.	20,220	522,687
*AMREP Corp.	7,320	72,907
#Apogee Enterprises, Inc.	116,500	1,222,085
Applied Industrial Technologies, Inc.	203,245	6,180,680
Arkansas Best Corp.	46,299	1,172,754
#*Armstrong World Industries, Inc.	117,405	4,901,659
#*Arotech Corp.	32,413	62,881
*Atlas Air Worldwide Holdings, Inc.	94,523	4,939,772
*Avalon Holding Corp. Class A	12,927	36,842
#*Avis Budget Group, Inc.	317,870	3,690,471
#Baldor Electric Co.	77,045	3,237,431
Barnes Group, Inc.	62,835	1,142,969
Barrett Business Services, Inc.	18,570	285,050
*BlueLinx Holdings, Inc.	95,745	301,597
Bowne & Co., Inc.	124,191	1,409,568
*Breeze-Eastern Corp.	6,730	46,605
Briggs & Stratton Corp.	114,413	2,013,669
*BTU International, Inc.	4,574	32,841
*CAI International, Inc.	33,745	556,792
Cascade Corp.	20,390	721,602
*Casella Waste Systems, Inc.	15,559	76,706
CDI Corp.	129,906	1,861,553
*CECO Environmental Corp.	15,092	83,157
*Celadon Group, Inc.	93,943	1,218,441
*Ceradyne, Inc.	107,730	2,565,051
*Champion Industries, Inc.	41,391	45,944
*Chart Industries, Inc.	57,376	1,336,861
Chase Corp.	7,101	112,622
Chicago Rivet & Machine Co.	1,073	19,765
CIRCOR International, Inc.	55,854	1,959,358
*Columbus McKinnon Corp.	47,543	834,855
CompX International, Inc.	5,770	67,047
*Consolidated Graphics, Inc.	47,757	2,223,088
Courier Corp.	19,212	284,338

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Covenant Transportation Group, Inc.	78,999	$578,273
*CPI Aerostructures, Inc.	21,521	239,098
*CRA International, Inc.	32,248	601,425
Ducommun, Inc.	66,592	1,429,730
*DXP Enterprises, Inc.	4,897	93,239
*Dycom Industries, Inc.	180,781	1,934,357
*Eagle Bulk Shipping, Inc.	373,184	1,914,434
Eastern Co.	34,260	607,430
Ecology & Environment, Inc. Class A	7,958	107,274
Encore Wire Corp.	108,156	2,245,319
*Energy Conversion Devices, Inc.	35,110	158,346
*EnerSys	72,816	1,919,430
Ennis, Inc.	134,405	2,424,666
*EnPro Industries, Inc.	59,035	2,074,490
Espey Manufacturing & Electronics Corp.	13,465	326,526
*Esterline Technologies Corp.	118,749	7,177,190
*ExpressJet Holdings, Inc.	60,360	406,223
Federal Signal Corp.	162,514	918,204
*Flanders Corp.	10,373	34,957
*Flow International Corp.	67,220	177,461
*Franklin Covey Co.	77,791	651,889
Freightcar America, Inc.	54,647	1,445,960
*Frozen Food Express Industries	131,556	415,717
G & K Services, Inc. Class A	77,517	1,916,220
#GATX Corp.	190,427	6,028,919
#*Genco Shipping & Trading, Ltd.	123,420	2,042,601
*Gencor Industries, Inc.	32,703	239,713
*GEO Group, Inc. (The)	80,627	2,068,083
*Gibraltar Industries, Inc.	142,573	1,301,691
*GP Strategies Corp.	93,714	813,438
Great Lakes Dredge & Dock Corp.	292,004	1,807,505
*Greenbrier Cos., Inc.	118,991	2,165,636
*Griffon Corp.	269,098	3,172,665
*H&E Equipment Services, Inc.	139,252	1,353,529
Hardinge, Inc.	76,704	612,098
*Herley Industries, Inc.	128,341	2,131,744
#*Hertz Global Holdings, Inc.	259,975	2,942,917
Horizon Lines, Inc.	171,230	738,001
*Hudson Highland Group, Inc.	90,114	317,201
*Hurco Cos., Inc.	33,133	609,647
*Identive Group, Inc.	104,195	231,313
*Innovative Solutions & Support, Inc.	10,961	66,752
*Insituform Technologies, Inc.	32,798	708,437
Insteel Industries, Inc.	50,615	434,783
*Interline Brands, Inc.	124,267	2,496,524
International Shipholding Corp.	29,286	819,129
Intersections, Inc.	87,376	849,295
#*JetBlue Airways Corp.	579,947	4,048,030
*Kadant, Inc.	108,488	2,132,874
Kaman Corp. Class A	28,786	775,783
*Kansas City Southern	131,433	5,759,394
*Kelly Services, Inc. Class A	159,100	2,362,635
*Key Technology, Inc.	12,064	180,960
Kimball International, Inc. Class B	155,232	943,811
*Korn/Ferry International	14,500	255,635
*Kratos Defense & Security Solutions, Inc.	9,497	108,266
L.S. Starrett Co. Class A	19,256	224,525
*LaBarge, Inc.	10,200	129,438
*Ladish Co., Inc.	65,022	2,080,054
Lawson Products, Inc.	57,002	1,050,547
*Layne Christensen Co.	63,728	1,780,560

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*LB Foster Co. Class A	18,184	$600,436
*LECG Corp.	102,505	88,154
*LGL Group, Inc.	11,054	286,962
*LMI Aerospace, Inc.	55,878	912,488
LSI Industries, Inc.	87,761	811,789
*Lydall, Inc.	125,922	935,600
*M&F Worldwide Corp.	158,459	4,259,378
Marten Transport, Ltd.	165,222	3,509,315
McGrath Rentcorp	44,284	1,120,828
*Metalico, Inc.	286,968	1,245,441
Met-Pro Corp.	9,304	105,042
*MFRI, Inc.	52,554	456,694
Miller Industries, Inc.	63,030	848,384
*Mobile Mini, Inc.	160,536	2,798,142
*Moog, Inc.	36,088	1,356,909
Mueller Industries, Inc.	90,074	2,648,176
Mueller Water Products, Inc.	294,423	889,157
Multi-Color Corp.	19,432	309,940
#NACCO Industries, Inc. Class A	27,143	2,694,214
National Technical Systems, Inc.	104,047	824,052
*NN, Inc.	160,834	1,338,139
*Northwest Pipe Co.	64,129	1,206,908
*Ocean Power Technologies, Inc.	52,553	343,697
*On Assignment, Inc.	175,551	991,863
*Orion Energy Systems, Inc.	17,749	59,459
*Owens Corning, Inc.	367,806	9,945,474
*P.A.M. Transportation Services, Inc.	60,286	661,940
#*Pacer International, Inc.	22,126	123,242
*Park-Ohio Holdings Corp.	31,262	496,753
*Patrick Industries, Inc.	7,719	14,898
*Patriot Transportation Holding, Inc.	8,523	579,649
*PGT, Inc.	13,495	28,340
*Pike Electric Corp.	57,749	436,582
*Pinnacle Airlines Corp.	58,028	334,241
*Polypore International, Inc.	65,000	2,162,550
Portec Rail Products, Inc.	14,102	163,583
#*PowerSecure International, Inc.	84,119	791,560
Preformed Line Products Co.	20,974	896,219
Providence & Worcester Railroad Co.	13,495	175,705
Quanex Building Products Corp.	13,125	236,512
*R. R. Donnelley & Sons Co.	27,959	515,844
*RCM Technologies, Inc.	93,190	470,610
#*Republic Airways Holdings, Inc.	220,621	2,049,569
Robbins & Myers, Inc.	5,026	145,905
*Rush Enterprises, Inc. Class A	247,613	3,934,571
*Rush Enterprises, Inc. Class B	51,902	779,049
*Ryder System, Inc.	255,543	11,180,006
*Saia, Inc.	107,315	1,553,921
*Sauer-Danfoss, Inc.	3,399	75,152
Schawk, Inc.	136,244	2,645,858
*School Specialty, Inc.	62,474	837,152
Seaboard Corp.	2,644	4,902,108
Servotronics, Inc.	6,561	65,610
*SFN Group, Inc.	187,270	1,419,507
SIFCO Industries, Inc.	13,489	184,260
SkyWest, Inc.	247,439	3,751,175
*SL Industries, Inc.	7,930	120,457
*Sparton Corp.	56,079	409,937
Standex International Corp.	82,350	2,217,686
#Steelcase, Inc. Class A	222,357	1,870,022
Superior Uniform Group, Inc.	39,336	414,601

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Supreme Industries, Inc.	36,204	$83,269
*Sypris Solutions, Inc.	25,907	86,270
TAL International Group, Inc.	120,167	3,367,079
Technology Research Corp.	31,760	116,242
*Tecumseh Products Co. Class A	33,687	436,247
*Tecumseh Products Co. Class B	7,143	86,859
#Textainer Group Holdings, Ltd.	3,705	96,256
#Titan International, Inc.	138,870	2,106,658
*Titan Machinery, Inc.	53,432	1,038,718
Todd Shipyards Corp.	31,627	517,418
#*Track Data Corp.	543	51,436
*TRC Cos., Inc.	90,876	219,920
Tredegar Industries, Inc.	204,170	3,938,439
*Trimas Corp.	464,012	7,345,310
#Trinity Industries, Inc.	277,414	6,305,620
#Triumph Group, Inc.	62,801	5,249,536
*Tufco Technologies, Inc.	2,846	9,221
*Tutor Perini Corp.	156,647	3,635,777
Twin Disc, Inc.	52,973	1,078,530
*U.S. Home Systems, Inc.	7,906	24,430
UniFirst Corp.	44,125	2,031,074
*United Capital Corp.	5,104	138,012
*United Rentals, Inc.	120,420	2,262,692
#Universal Forest Products, Inc.	60,210	1,814,729
*Universal Power Group, Inc.	3,900	12,675
*URS Corp.	8,519	331,645
*USA Truck, Inc.	63,539	871,755
#*USG Corp.	168,773	2,140,042
*Valpey Fisher Corp.	13,337	41,345
*Versar, Inc.	1,000	3,200
Viad Corp.	106,130	2,118,355
Vicor Corp.	20,100	357,981
Virco Manufacturing Corp.	25,961	76,066
#*Vishay Precision Group, Inc.	20,228	343,876
*Volt Information Sciences, Inc.	121,309	980,177
*Wabash National Corp.	9,085	73,225
Watts Water Technologies, Inc.	99,195	3,488,688
*WCA Waste Corp.	78,229	388,016
*Willdan Group, Inc.	14,814	50,071
*Willis Lease Finance Corp.	35,455	435,033

Total Industrials		314,362,196

Information Technology — (11.0%)
#*Acorn Energy, Inc.	7,183	31,462
*Actel Corp.	152,103	3,172,869
*ActivIdentity Corp.	335,595	1,083,972
*ADC Telecommunications, Inc.	55,556	705,006
*Adept Technology, Inc.	1,000	6,340
*ADPT Corp.	285,812	857,436
*Advanced Analogic Technologies, Inc.	92,810	348,966
*Aehr Test Systems	9,509	11,411
*Aetrium, Inc.	2,380	5,831
*Agilysys, Inc.	160,768	964,608
American Software, Inc. Class A	26,997	163,062
*Amtech Systems, Inc.	49,401	826,973
*Anadigics, Inc.	325,946	2,206,654
*Anaren, Inc.	137,965	2,308,154
*AOL, Inc.	118,671	3,166,142
*Arris Group, Inc.	295,461	2,750,742
*Arrow Electronics, Inc.	302,018	8,942,753
Astro-Med, Inc.	19,050	133,921

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ATMI, Inc.	41,700	$736,839
*ATS Corp.	3,292	10,008
*AuthenTec, Inc.	27,644	58,882
*Aviat Networks, Inc.	108,676	494,476
*Avid Technology, Inc.	177,041	2,234,257
AVX Corp.	113,621	1,629,325
*Aware, Inc.	33,667	95,614
*AXT, Inc.	187,087	1,543,468
Bel Fuse, Inc. Class A	11,511	269,357
Bel Fuse, Inc. Class B	48,527	1,106,901
*Benchmark Electronics, Inc.	251,216	4,127,479
Black Box Corp.	69,558	2,309,326
*Brightpoint, Inc.	101,580	760,834
*BroadVision, Inc.	4,060	45,310
*Brooks Automation, Inc.	82,042	557,065
*Bsquare Corp.	37,599	140,996
*Cascade Microtech, Inc.	71,682	258,055
*CEVA, Inc.	61,908	1,145,917
*Checkpoint Systems, Inc.	102,961	2,265,142
*Ciber, Inc.	376,900	1,383,223
*Coherent, Inc.	15,163	636,239
Cohu, Inc.	150,732	2,163,004
*Comarco, Inc.	39,041	81,986
—#*Commerce One LLC	110	—
Communications Systems, Inc.	40,974	485,952
*Comtech Telecommunications Corp.	21,500	662,630
*Concurrent Computer Corp.	35,870	229,209
*Convergys Corp.	389,222	4,405,993
*CoreLogic, Inc.	142,357	2,501,212
*CPI International, Inc.	62,305	879,747
*Cray, Inc.	7,987	47,762
*CSP, Inc.	4,766	21,828
CTS Corp.	198,456	2,014,328
*CyberOptics Corp.	73,404	557,870
*Datalink Corp.	10,080	42,538
*Dataram Corp.	25,597	62,457
DDi Corp.	72,238	742,607
*Digi International, Inc.	179,720	1,736,095
*Digimarc Corp.	18,552	508,510
*Ditech Networks, Inc.	196,892	279,587
*Dot Hill Systems Corp.	35,051	71,504
*DSP Group, Inc.	125,982	902,031
*Dynamics Research Corp.	43,950	496,635
*EchoStar Corp.	130,677	2,770,352
*Edgewater Technology, Inc.	76,594	225,186
Electro Rent Corp.	127,982	1,901,813
*Electro Scientific Industries, Inc.	224,986	2,614,337
*Electronics for Imaging, Inc.	203,973	2,792,390
*EMS Technologies, Inc.	77,946	1,390,557
#*Emulex Corp.	228,419	2,603,977
*EndWave Corp.	57,493	136,258
*Epicor Software Corp.	230,064	2,162,602
EPIQ Systems, Inc.	96,809	1,134,601
*ePlus, Inc.	35,875	754,451
*Euronet Worldwide, Inc.	72,949	1,317,459
*Exar Corp.	200,169	1,331,124
*Extreme Networks	142,000	452,980
*Fairchild Semiconductor International, Inc.	135,800	1,530,466
*Frequency Electronics, Inc.	23,987	143,922
*FSI International, Inc.	97,000	260,930
*Gerber Scientific, Inc.	191,512	1,281,215

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Globecomm Systems, Inc.	115,153	$1,030,619
*GSI Technology, Inc.	102,302	710,999
*GTSI Corp.	90,647	416,070
*Hackett Group, Inc.	229,511	895,093
*Harmonic, Inc.	170,805	1,192,219
*Hauppauge Digital, Inc.	855	2,095
*Henry Bros. Electronics, Inc.	7,362	51,092
*Hutchinson Technology, Inc.	77,123	262,989
*Hypercom Corp.	122,259	728,664
*I.D. Systems, Inc.	57,399	129,148
*IAC/InterActiveCorp	403,904	11,268,922
*Ikanos Communications, Inc.	89,220	101,711
#*Imation Corp.	158,193	1,540,800
*InfoSpace, Inc.	179,229	1,512,693
*Ingram Micro, Inc.	524,552	9,263,588
*Insight Enterprises, Inc.	95,747	1,447,695
*Integral Systems, Inc.	7,883	67,006
*Integrated Device Technology, Inc.	273,884	1,613,177
*Integrated Silicon Solution, Inc.	185,970	1,396,635
*Internap Network Services Corp.	202,949	1,014,745
*International Rectifier Corp.	100,812	2,341,863
*Internet Brands, Inc.	211,529	2,800,644
*Internet Capital Group, Inc.	363,211	4,536,505
*Interphase Corp.	43,384	65,510
*Intevac, Inc.	97,751	987,285
*IntriCon Corp.	13,140	56,502
*INX, Inc.	3,900	21,606
*IXYS Corp.	103,665	1,061,530
*JDA Software Group, Inc.	13,380	338,514
Keithley Instruments, Inc.	3,625	78,228
*KEY Tronic Corp.	72,852	466,253
Keynote Systems, Inc.	95,505	1,164,206
*Kopin Corp.	230,232	877,184
*KVH Industries, Inc.	20,185	283,397
#*L-1 Identity Solutions, Inc.	357,533	4,215,314
*Lattice Semiconductor Corp.	474,594	2,306,527
*Lawson Software, Inc.	173,000	1,539,700
*LeCroy Corp.	57,480	537,438
*LoJack Corp.	3,094	15,130
*LookSmart, Ltd.	108,365	235,152
#*Loral Space & Communications, Inc.	61,006	3,393,764
*Mace Security International, Inc.	64,702	25,169
Marchex, Inc.	93,598	600,899
*Mattson Technology, Inc.	23,818	60,736
*Measurement Specialties, Inc.	44,731	999,291
*MEMSIC, Inc.	8,372	25,032
*Mercury Computer Systems, Inc.	91,039	1,442,058
Methode Electronics, Inc.	194,883	1,810,463
*Microtune, Inc.	99,504	287,567
#*MKS Instruments, Inc.	119,462	2,466,890
*ModusLink Global Solutions, Inc.	230,781	1,530,078
*MoSys, Inc.	46,746	221,109
*Nanometrics, Inc.	28,781	387,680
*NAPCO Security Technologies, Inc.	2,643	4,705
*Network Equipment Technologies, Inc.	67,566	213,509
*Newport Corp.	169,066	2,456,529
*Nu Horizons Electronics Corp.	102,842	715,777
*NumereX Corp. Class A	3,496	27,129
O.I. Corp.	9,990	124,775
*Occam Networks, Inc.	4,432	32,664
*OmniVision Technologies, Inc.	120,777	3,276,680

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Online Resources Corp.	31,839	$164,926
*Oplink Communications, Inc.	96,395	1,684,985
OPNET Technologies, Inc.	28,370	559,173
*Opnext, Inc.	70,822	106,941
*Optelecom-NKF, Inc.	4,562	6,204
*Optical Cable Corp.	64,334	207,155
*Orbcomm, Inc.	34,448	80,608
*OSI Systems, Inc.	49,737	1,790,532
*PAR Technology Corp.	71,255	445,344
*PC Connection, Inc.	247,841	2,086,821
*PC Mall, Inc.	112,574	700,210
*PC-Tel, Inc.	111,581	660,560
*Perceptron, Inc.	78,935	413,619
*Perficient, Inc.	1,888	19,937
*Performance Technologies, Inc.	67,536	136,423
*Pericom Semiconductor Corp.	242,953	2,288,617
*Pervasive Software, Inc.	210,387	1,068,766
#*Photronics, Inc.	235,377	1,478,168
*Planar Systems, Inc.	22,131	51,565
#*PLX Technology, Inc.	75,010	267,036
*Presstek, Inc.	18,573	34,360
—*Price Communications Liquidation Trust	262,880	—
Qualstar Corp.	101,200	163,944
*RadiSys Corp.	108,794	1,062,917
*RealNetworks, Inc.	678,331	2,034,993
*Reis, Inc.	46,260	319,194
RF Industries, Ltd.	6,662	43,370
Richardson Electronics, Ltd.	88,388	956,358
*Rimage Corp.	11,129	165,043
*Rofin-Sinar Technologies, Inc.	55,174	1,541,010
*Rudolph Technologies, Inc.	160,112	1,188,031
*S1 Corp.	295,059	1,717,243
*Sandisk Corp.	371,916	13,976,603
#*Sanmina-SCI Corp.	75,319	992,704
*SeaChange International, Inc.	237,237	1,907,385
*Selectica, Inc.	1,678	8,977
Servidyne, Inc.	18,317	45,243
#*Sigma Designs, Inc.	22,557	257,375
*Silicon Graphics International Corp.	68,057	515,191
*Silicon Image, Inc.	70,670	434,620
#*Skyworks Solutions, Inc.	130,105	2,980,706
*Smart Modular Technologies (WWH), Inc.	109,669	810,454
*Smith Micro Software, Inc.	30,875	375,440
#*Sonic Solutions, Inc.	25,189	301,512
#*Soundbite Communications, Inc.	6,992	19,228
*Spectrum Control, Inc.	71,048	1,084,192
*Stamps.com, Inc.	48	766
*Standard Microsystems Corp.	60,199	1,453,204
*StarTek, Inc.	84,732	345,707
#*Stream Global Services, Inc.	2,589	9,735
*Support.com, Inc.	224,741	1,274,281
Sycamore Networks, Inc.	136,740	4,169,203
*Symmetricom, Inc.	287,589	1,791,679
*SYNNEX Corp.	145,911	4,237,255
*Tech Data Corp.	150,847	6,484,913
*TechTarget, Inc.	102,150	535,266
*TechTeam Global, Inc.	98,078	716,950
*Telular Corp.	80,143	296,529
Tessco Technologies, Inc.	37,431	565,208
TheStreet.com, Inc.	180,724	553,015
*THQ, Inc.	143,135	572,540

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Tier Technologies, Inc.	198,933	$1,135,907
*Tollgrade Communications, Inc.	77,452	615,743
*Triquint Semiconductor, Inc.	292,903	3,016,901
*TSR, Inc.	10,164	23,377
*TTM Technologies, Inc.	250,918	2,629,621
*Ultra Clean Holdings, Inc.	24,463	184,206
*Ultratech, Inc.	8,793	161,000
United Online, Inc.	171,594	1,060,451
*UTStarcom, Inc.	529,799	1,070,194
*Vicon Industries, Inc.	36,465	152,424
*Video Display Corp.	10,371	42,625
*Virtusa Corp.	374,529	5,340,784
*Vishay Intertechnology, Inc.	291,126	3,289,724
*Web.com Group, Inc.	76,401	473,686
*WPCS International, Inc.	12,639	41,835
*X-Rite, Inc.	22,551	91,332
*Zoran Corp.	153,368	1,085,845
*Zygo Corp.	73,990	791,693

Total Information Technology		263,237,354

Materials — (6.6%)
A. Schulman, Inc.	182,880	3,968,496
*A.M. Castle & Co.	147,323	2,268,774
*American Pacific Corp.	38,017	228,862
*Arabian American Development Co.	100	298
Ashland, Inc.	194,884	10,061,861
*Boise, Inc.	501,961	3,639,217
*Brush Engineered Materials, Inc.	96,492	3,198,710
Buckeye Technologies, Inc.	215,900	3,896,995
Cabot Corp.	86,230	2,933,545
Carpenter Technology Corp.	46,038	1,641,715
*Century Aluminum Co.	305,919	4,136,025
*Coeur d’Alene Mines Corp.	272,130	5,608,599
Commercial Metals Co.	98,871	1,372,329
*Continental Materials Corp.	1,355	24,180
*Core Molding Technologies, Inc.	8,924	42,746
Cytec Industries, Inc.	63,120	3,125,702
#Domtar Corp.	106,552	8,455,967
*Ferro Corp.	128,438	1,762,169
#*Flotek Industries, Inc.	18,982	34,357
Friedman Industries, Inc.	53,964	365,336
*Graphic Packaging Holding Co.	794,862	2,909,195
Haynes International, Inc.	34,595	1,254,415
*Headwaters, Inc.	305,319	1,038,085
#*Hecla Mining Co.	149,840	1,032,398
*Horsehead Holding Corp.	118,750	1,297,938
Huntsman Corp.	395,913	5,483,395
Innophos Holdings, Inc.	45,800	1,681,776
*Innospec, Inc.	17,908	303,182
Kaiser Aluminum Corp.	87,166	3,921,598
*KapStone Paper & Packaging Corp.	243,509	3,116,915
#*Kronos Worldwide, Inc.	40,556	1,640,490
*Landec Corp.	77,800	489,362
#*Louisiana-Pacific Corp.	517,953	4,008,956
*MeadWestavco Corp.	417,215	10,734,942
*Mercer International, Inc.	168,215	891,540
Minerals Technologies, Inc.	30,200	1,771,834
*Mod-Pac Corp.	17,773	88,332
Myers Industries, Inc.	190,830	1,685,029
Neenah Paper, Inc.	79,758	1,224,285
NL Industries, Inc.	36,906	424,050

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Northern Technologies International Corp.	20,514	$297,863
Olympic Steel, Inc.	76,274	1,710,063
*OM Group, Inc.	180,100	5,991,927
P.H. Glatfelter Co.	174,463	2,170,320
*Penford Corp.	62,583	371,743
*PolyOne Corp.	340,579	4,400,281
Quaker Chemical Corp.	46,095	1,678,780
Reliance Steel & Aluminum Co.	200,657	8,397,495
RMX Holdings, Inc.	9,185	4,914
*Rock of Ages Corp.	7,450	39,038
*RTI International Metals, Inc.	114,522	3,561,634
Schnitzer Steel Industries, Inc. Class A	31,675	1,637,281
#Schweitzer-Maudoit International, Inc.	2,141	137,409
*Spartech Corp.	132,411	1,120,197
#*Stillwater Mining Co.	208,890	3,718,242
Synalloy Corp.	27,564	258,275
#Temple-Inland, Inc.	46,218	957,637
#Texas Industries, Inc.	110,274	3,768,063
*U.S. Gold Corp.	170,060	889,414
*Universal Stainless & Alloy Products, Inc.	44,949	1,300,824
*Wausau Paper Corp.	177,272	1,496,176
Westlake Chemical Corp.	205,655	6,572,734
#Worthington Industries, Inc.	222,739	3,430,181
*Zoltek Cos., Inc.	145,691	1,398,634

Total Materials		157,072,725

Other — (0.0%)
—*Concord Camera Corp. Escrow Shares	—	—
—*ePresence, Inc. Escrow Shares	49,500	—
—*Landco Real Estate LLC	400	—
—*MAIR Holdings, Inc. Escrow Shares	161,133	—
—*Petrocorp, Inc. Escrow Shares	4,900	294

Total Other		294

Telecommunication Services — (0.6%)
*Arbinet Corp.	25,389	170,106
#*CenturyLink, Inc.	30,554	1,264,325
#*FiberTower Corp.	40,702	183,159
*General Communications, Inc. Class A	161,563	1,688,333
*IDT Corp.	11,121	128,559
*IDT Corp. Class B	68,470	1,005,140
*Leap Wireless International, Inc.	8,662	98,833
*SureWest Communications.	55,536	444,288
Telephone & Data Systems, Inc.	144,283	5,025,377
Telephone & Data Systems, Inc. Special Shares	114,068	3,402,648
*United States Cellular Corp.	32,352	1,503,074
Warwick Valley Telephone Co.	3,859	55,184
*Xeta Corp.	76,949	280,094

Total Telecommunication Services		15,249,120

Utilities — (0.4%)
#*Dynegy, Inc.	163,640	759,290
Maine & Maritimes Corp.	5,278	236,190
*Mirant Corp.	374,268	3,970,983
Pennichuck Corp.	2,810	67,496
*RRI Energy, Inc.	913,777	3,435,802
SJW Corp.	37,624	910,501
Unitil Corp.	55,935	1,214,908

Total Utilities		10,595,170

TOTAL COMMON STOCKS		2,133,470,141

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
RIGHTS/WARRANTS — (0.0%)
—*Lantronix, Inc. Warrants	259	$—

TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	9,014,297	9,014,297

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.3%)
§@DFA Short Term Investment Fund	244,801,010	244,801,010
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.23%, 11/01/10 (Collateralized by $2,863,530 FNMA 7.000%, 08/01/38, valued at $1,200,230) to be repurchased at $1,165,294	$1,165	1,165,272

TOTAL SECURITIES LENDING COLLATERAL		245,966,282

TOTAL INVESTMENTS — (100.0%)
(Cost $2,033,070,206)		$2,388,450,720

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value†
COMMON STOCKS — (86.5%)
Consumer Discretionary — (14.5%)
*1-800-FLOWERS.COM, Inc.	32,529	$58,552
*99 Cents Only Stores	94,400	1,455,648
#Aaron’s, Inc.	59,095	1,114,532
Aaron’s, Inc. Class A	9,820	183,487
*AC Moore Arts & Crafts, Inc.	20,135	45,304
Acme United Corp.	9,449	92,600
*AFC Enterprises, Inc.	44,529	565,964
*AH Belo Corp.	46,600	338,782
*Alloy, Inc.	33,792	329,472
Ambassadors Group, Inc.	35,089	389,137
Amcon Distributing Co.	300	20,745
#*American Axle & Manufacturing Holdings, Inc.	89,658	826,647
#American Greetings Corp. Class A	39,700	768,989
#*American Public Education, Inc.	1,300	36,348
*America’s Car-Mart, Inc.	25,524	680,725
*Amerigon, Inc.	33,052	356,301
#Ameristar Casinos, Inc.	23,200	414,816
*AnnTaylor Stores Corp.	46,700	1,088,110
#Arbitron, Inc.	20,800	526,656
#*Arctic Cat, Inc.	29,170	388,253
Ark Restaurants Corp.	6,482	94,637
*Asbury Automotive Group, Inc.	76,333	1,100,722
*Ascent Media Corp.	13,138	357,879
*Audiovox Corp. Class A	46,444	300,957
*Ballantyne Strong, Inc.	42,200	355,324
#Barnes & Noble, Inc.	14,062	210,649
*Bassett Furniture Industries, Inc.	18,912	89,643
*Beasley Broadcast Group, Inc.	20,332	88,851
#*Beazer Homes USA, Inc.	112,400	456,344
bebe stores, inc.	94,424	619,421
*Belo Corp.	79,465	460,102
*Benihana, Inc.	8,516	71,321
*Benihana, Inc. Class A	853	7,191
Big 5 Sporting Goods Corp.	25,835	349,289
*Biglari Holdings, Inc.	2,860	953,495
#*BJ’s Restaurants, Inc.	44,025	1,459,429
#*Blue Nile, Inc.	8,219	350,129
*Bluegreen Corp.	75,843	244,973
Blyth, Inc.	17,898	718,068
Bob Evans Farms, Inc.	39,869	1,144,240
*Bon-Ton Stores, Inc. (The)	30,014	344,561
Books-A-Million, Inc.	35,909	228,022
Bowl America, Inc. Class A	1,400	17,780
#*Boyd Gaming Corp.	90,700	753,717
*Brookfield Homes Corp.	47,966	400,036
Brown Shoe Co., Inc.	47,068	553,049
#Brunswick Corp.	60,331	954,436
Buckle, Inc.	17,362	505,061
*Buffalo Wild Wings, Inc.	16,761	788,270
*Build-A-Bear-Workshop, Inc.	51,400	361,342
#*Cabela’s, Inc.	89,625	1,661,647
*Cache, Inc.	29,066	145,039
*California Coastal Communities, Inc.	3,247	2,468
*California Pizza Kitchen, Inc.	37,087	612,306
Callaway Golf Co.	65,724	452,181
*Cambium Learning Group, Inc.	23,944	73,987
*Canterbury Park Holding Corp.	7,639	63,900
#*Capella Education Co.	7,548	413,857

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Caribou Coffee Co., Inc.	34,436	$365,366
*Carmike Cinemas, Inc.	3,864	30,951
*Carriage Services, Inc.	46,115	242,104
*Carrols Restaurant Group, Inc.	33,851	228,833
*Casual Male Retail Group, Inc.	110,998	489,501
Cato Corp. Class A	34,453	911,282
*Cavco Industries, Inc.	12,591	399,009
*CEC Entertainment, Inc.	20,500	680,600
*Charming Shoppes, Inc.	112,719	393,389
#*Cheesecake Factory, Inc.	24,727	720,050
#Cherokee, Inc.	14,710	271,841
Chico’s FAS, Inc.	125,543	1,220,278
*Children’s Place Retail Stores, Inc. (The)	28,465	1,254,168
Christopher & Banks Corp.	59,842	356,658
Churchill Downs, Inc.	17,453	632,322
*Citi Trends, Inc.	24,563	515,332
*CKX, Inc.	5,072	20,694
#*Coinstar, Inc.	30,098	1,733,043
*Coldwater Creek, Inc.	112,375	378,704
#*Collective Brands, Inc.	85,299	1,307,634
Collectors Universe, Inc.	17,633	299,056
Columbia Sportswear Co.	11,382	594,709
#*Conn’s, Inc.	57,305	252,142
#Cooper Tire & Rubber Co.	63,316	1,241,627
*Core-Mark Holding Co., Inc.	21,192	699,336
*Cost Plus, Inc.	53,218	274,605
CPI Corp.	15,544	383,315
#Cracker Barrel Old Country Store, Inc.	20,607	1,110,511
*Craftmade International, Inc.	10,221	56,624
*Crocs, Inc.	68,100	948,633
#*Crown Media Holdings, Inc.	133,193	388,924
CSS Industries, Inc.	12,518	209,426
*Culp, Inc.	36,578	370,901
*Cumulus Media, Inc.	16,567	50,695
*Cybex International, Inc.	18,000	26,190
*Dana Holding Corp.	46,860	663,069
*Deckers Outdoor Corp.	31,403	1,824,514
*dELiA*s, Inc.	21,097	34,388
*Delta Apparel, Inc.	5,459	70,530
#*Destination Maternity Corp.	14,142	516,607
Dillard’s, Inc.	80,522	2,054,116
*DineEquity, Inc.	22,844	1,015,416
*Dixie Group, Inc.	15,149	54,991
*Dolan Media Co.	65,871	704,820
*Domino’s Pizza, Inc.	60,521	898,132
*Dorman Products, Inc.	32,522	1,186,728
Dover Downs Gaming & Entertainment, Inc.	19,373	67,418
*Dover Motorsports, Inc.	27,857	47,078
#*Dress Barn, Inc. (The)	61,844	1,418,701
*Drew Industries, Inc.	39,954	841,831
#*drugstore.com, Inc.	104,355	166,968
#*DSW, Inc.	18,857	627,372
*Duckwall-ALCO Stores, Inc.	1,500	19,305
#*Eastman Kodak Co.	88,900	418,719
Educational Development Corp.	2,842	18,501
*Einstein Noah Restaurant Group, Inc.	19,261	213,027
Emerson Radio Corp.	24,919	51,084
*Empire Resorts, Inc.	31,331	26,945
#*Entercom Communications Corp.	34,901	291,423
*Entravision Communications Corp.	76,078	161,285
*Escalade, Inc.	5,633	25,348

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Ethan Allen Interiors, Inc.	30,846	$467,934
*EW Scripps Co. Class A (The)	93,655	818,545
*Exide Technologies	78,949	465,010
*Famous Dave’s of America, Inc.	20,601	196,534
Finish Line, Inc. Class A	96,347	1,474,109
*Fisher Communications, Inc.	19,816	362,236
*Flanigan’s Enterprises, Inc.	1,877	12,895
Flexsteel Industries, Inc.	4,929	74,526
*Fossil, Inc.	7,627	449,917
Fred’s, Inc.	80,144	960,125
Frisch’s Restaurants, Inc.	5,471	120,909
*Fuel Systems Solutions, Inc.	25,254	1,034,909
*Full House Resorts, Inc.	38,614	135,149
*Furniture Brands International, Inc.	115,770	580,008
Gaiam, Inc.	15,080	106,465
Gaming Partners International Corp.	20,656	111,542
*Gaylord Entertainment Co.	63,237	2,108,322
*Genesco, Inc.	37,000	1,212,120
*G-III Apparel Group, Ltd.	34,576	912,806
*Global Traffic Network, Inc.	25,778	164,206
*Golfsmith International Holdings, Inc.	100	320
*Gray Television, Inc.	73,445	143,218
*Gray Television, Inc. Class A	912	1,742
*Great Wolf Resorts, Inc.	42,013	99,151
*Group 1 Automotive, Inc.	35,286	1,244,184
#*Gymboree Corp.	26,480	1,722,789
*Hallwood Group, Inc.	2,588	85,896
Harte-Hanks, Inc.	84,900	1,025,592
*Hastings Entertainment, Inc.	6,900	45,816
Haverty Furniture Cos., Inc.	38,323	409,673
Haverty Furniture Cos., Inc. Class A	457	4,890
*Heelys, Inc.	215	576
*Helen of Troy, Ltd.	44,390	1,138,603
#*hhgregg, Inc.	28,177	649,198
*Hibbett Sporting Goods, Inc.	24,029	647,582
Hillenbrand, Inc.	45,900	986,391
*Hollywood Media Corp.	40,978	52,042
Hooker Furniture Corp.	24,581	259,821
Hot Topic, Inc.	89,685	513,895
#*Hovnanian Enterprises, Inc.	105,300	374,868
*HSN, Inc.	44,806	1,341,492
*Iconix Brand Group, Inc.	97,685	1,709,487
International Speedway Corp.	40,934	934,933
*Interval Leisure Group, Inc.	39,113	561,272
*iRobot Corp.	42,805	893,768
*Isle of Capri Casinos, Inc.	68,114	547,637
*J. Alexander’s Corp.	17,720	78,677
#*JAKKS Pacific, Inc.	49,552	934,055
Jarden Corp.	84,932	2,722,920
*Jo-Ann Stores, Inc.	51,236	2,215,957
*Johnson Outdoors, Inc. Class A	18,433	263,223
Jones Group, Inc. (The)	24,336	351,899
#*Jos. A. Bank Clothiers, Inc.	41,851	1,824,704
*Journal Communications, Inc.	74,717	344,445
*K12, Inc.	27,701	773,135
#KB Home	46,200	485,562
*Kenneth Cole Productions, Inc. Class A	14,153	190,358
*Kid Brands, Inc.	53,389	521,077
*Kirkland’s, Inc.	20,400	274,380
*Knology, Inc.	55,134	802,200
*Kona Grill, Inc.	3,538	11,852

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Koss Corp.	8,507	$46,874
*Krispy Kreme Doughnuts, Inc.	89,294	500,046
KSW, Inc.	14,616	46,333
*K-Swiss, Inc. Class A	49,207	598,357
Lacrosse Footwear, Inc.	17,565	253,463
*Lakeland Industries, Inc.	11,438	111,406
*Lakes Entertainment, Inc.	34,877	81,612
*Lazare Kaplan International, Inc.	5,336	10,672
*La-Z-Boy, Inc.	45,713	355,190
*Leapfrog Enterprises, Inc.	47,227	263,999
Learning Tree International, Inc.	29,099	282,260
*Lee Enterprises, Inc.	70,544	129,801
*Libbey, Inc.	23,375	310,654
*Life Time Fitness, Inc.	32,400	1,170,612
*Lifetime Brands, Inc.	22,106	283,841
*LIN TV Corp. Class A	53,790	223,766
#*Lincoln Educational Services Corp.	30,135	375,482
Lithia Motors, Inc.	38,079	415,061
*Live Nation Entertainment, Inc.	54,435	516,588
*Luby’s, Inc.	65,126	330,189
#*Lumber Liquidators Holdings, Inc.	19,333	465,539
*M/I Homes, Inc.	22,361	236,579
Mac-Gray Corp.	31,301	380,307
*Madison Square Garden, Inc.	11,590	240,956
*Maidenform Brands, Inc.	41,323	1,105,803
Marcus Corp.	41,514	532,209
#*Marine Products Corp.	64,861	402,787
*MarineMax, Inc.	46,456	347,491
#*Martha Stewart Living Omnimedia Class A	34,053	148,471
#Matthews International Corp. Class A	24,286	801,924
#*McClatchy Co. (The)	73,750	203,550
*McCormick & Schmick’s Seafood Restaurants, Inc.	33,517	299,307
*Media General, Inc.	45,016	248,038
*Mediacom Communications Corp. Class A	87,209	601,742
Men’s Wearhouse, Inc. (The)	68,501	1,674,164
#*Meredith Corp.	22,276	756,270
*Meritage Homes Corp.	49,749	910,904
*Midas, Inc.	29,839	219,615
*Modine Manufacturing Co.	17,986	243,171
*Monarch Casino & Resort, Inc.	33,673	388,923
#Monro Muffler Brake, Inc.	28,425	1,357,010
*Morgans Hotel Group Co.	25,992	209,755
*Morton’s Restaurant Group, Inc.	37,221	208,438
*Motorcar Parts of America, Inc.	26,429	267,197
*Movado Group, Inc.	33,702	378,810
*MTR Gaming Group, Inc.	11,618	22,423
*Multimedia Games, Inc.	35,732	140,069
*Nathan’s Famous, Inc.	15,456	247,760
National CineMedia, Inc.	52,738	976,708
National Presto Industries, Inc.	7,876	881,561
*Nautilus, Inc.	33,007	48,850
*Navarre Corp.	82,435	197,020
*New Frontier Media, Inc.	26,279	45,725
*New York & Co., Inc.	67,777	211,464
*New York Times Co. Class A (The)	131,600	1,009,372
#*Nexstar Broadcasting Group, Inc.	4,627	26,189
*Nobel Learning Communities, Inc.	6,410	43,011
*Nobility Homes, Inc.	6,093	57,762
#Nutri/System, Inc.	30,789	588,686
*O’Charley’s, Inc.	33,322	249,915
*OfficeMax, Inc.	55,797	987,607

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Orbitz Worldwide, Inc.	81,733	$555,784
*Orient-Express Hotels, Ltd.	89,662	1,135,121
#*Orleans Homebuilders, Inc.	41,051	2,874
*Outdoor Channel Holdings, Inc.	57,588	304,065
*Overstock.com, Inc.	29,924	401,281
Oxford Industries, Inc.	27,900	642,537
#P.F. Chang’s China Bistro, Inc.	23,350	1,072,232
#*Pacific Sunwear of California, Inc.	98,900	589,444
*Palm Harbor Homes, Inc.	41,594	53,656
*Papa John’s International, Inc.	16,120	416,380
#*Peet’s Coffee & Tea, Inc.	18,980	725,985
*Penske Automotive Group, Inc.	123,142	1,656,260
Pep Boys - Manny, Moe & Jack (The)	64,700	756,343
*Perry Ellis International, Inc.	30,410	683,617
PetMed Express, Inc.	28,546	441,036
*Pier 1 Imports, Inc.	91,827	797,058
*Pinnacle Entertainment, Inc.	72,817	932,058
*Playboy Enterprises, Inc. Class A	2,050	10,465
#*Playboy Enterprises, Inc. Class B	56,848	275,713
Polaris Industries, Inc.	2,290	162,796
Pool Corp.	42,644	858,850
#*Pre-Paid Legal Services, Inc.	13,673	822,841
Primedia, Inc.	76,670	281,379
*Princeton Review, Inc.	43,483	69,138
*Quiksilver, Inc.	155,782	649,611
#*Radio One, Inc.	7,791	9,038
*RC2 Corp.	40,383	852,081
*Reading International, Inc. Class B	2,340	20,194
*Red Lion Hotels Corp.	42,169	331,870
#*Red Robin Gourmet Burgers, Inc.	22,587	458,516
#Regis Corp.	70,369	1,439,046
Rent-A-Center, Inc.	4,350	109,359
*Rentrak Corp.	24,132	655,184
*Retail Ventures, Inc.	89,938	1,222,257
RG Barry Corp.	30,258	312,868
*Rick’s Cabaret International, Inc.	17,629	133,804
*Rocky Brands, Inc.	13,023	119,421
#*Ruby Tuesday, Inc.	45,164	546,484
*Ruth’s Hospitality Group, Inc.	76,795	350,185
Ryland Group, Inc. (The)	29,856	447,243
*Saga Communications, Inc.	12,079	246,291
*Saks, Inc.	221,647	2,469,148
*Salem Communications Corp.	300	963
#*Sally Beauty Holdings, Inc.	176,477	2,147,725
Scholastic Corp.	45,001	1,325,279
#*Sealy Corp.	127,650	335,720
#*Select Comfort Corp.	59,408	493,680
Service Corp. International	24,408	202,098
*Shiloh Industries, Inc.	48,604	489,928
*Shoe Carnival, Inc.	29,937	685,557
*Shuffle Master, Inc.	80,437	756,912
#*Shutterfly, Inc.	44,735	1,346,524
*Sinclair Broadcast Group, Inc. Class A	78,579	627,846
#*Skechers U.S.A., Inc. Class A	36,518	709,910
Skyline Corp.	18,436	328,714
#*Smith & Wesson Holding Corp.	100,348	376,305
Sonesta International Hotels Corp. Class A	4,587	77,612
#*Sonic Automotive, Inc.	11,400	124,488
*Sonic Corp.	30,038	266,737
#Spartan Motors, Inc.	58,349	296,413
#*Spectrum Group International, Inc.	3,910	6,608

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Speedway Motorsports, Inc.	42,684	$653,065
*Sport Chalet, Inc. Class A	13,582	28,386
Stage Stores, Inc.	55,476	739,495
Standard Motor Products, Inc.	43,868	466,317
*Standard Pacific Corp.	143,448	520,716
*Stanley Furniture, Inc.	21,096	81,431
*Stein Mart, Inc.	65,858	618,407
*Steiner Leisure, Ltd.	11,966	463,922
*Steinway Musical Instruments, Inc.	24,808	421,984
#*Steven Madden, Ltd.	41,311	1,747,455
#Stewart Enterprises, Inc.	121,212	673,939
*Stoneridge, Inc.	47,756	525,316
*Strattec Security Corp.	5,703	174,569
Sturm Ruger & Co., Inc.	34,691	543,261
Superior Industries International, Inc.	51,970	932,862
*Syms Corp.	4,543	33,118
#Systemax, Inc.	66,100	855,995
#*Talbots, Inc.	42,100	411,738
*Tandy Brands Accessories, Inc.	15,855	52,004
Tandy Leather Factory, Inc.	22,369	100,660
*Tempur-Pedic International, Inc.	29,200	1,007,400
*Tenneco, Inc.	54,920	1,791,490
#*Texas Roadhouse, Inc.	62,300	956,928
Thor Industries, Inc.	50,891	1,602,558
*Timberland Co. Class A	47,458	995,669
*Town Sports International Holdings, Inc.	34,103	102,309
*Trans World Entertainment Corp.	9,228	16,795
*True Religion Apparel, Inc.	29,960	612,682
#*Tuesday Morning Corp.	61,719	295,634
*Ulta Salon Cosmetics & Fragrance, Inc.	44,461	1,364,508
#*Under Armour, Inc. Class A	37,810	1,764,971
*Unifi, Inc.	104,703	495,245
*Universal Electronics, Inc.	23,297	490,635
Universal Technical Institute, Inc.	27,100	524,385
*US Auto Parts Network, Inc.	40,230	321,438
*Vail Resorts, Inc.	28,700	1,164,072
*Valassis Communications, Inc.	73,609	2,429,097
Value Line, Inc.	6,764	115,867
*Valuevision Media, Inc. Class A	11,000	26,070
*VCG Holding Corp.	8,578	15,698
#*Volcom, Inc.	38,317	657,903
*WABCO Holdings, Inc.	6,600	306,372
*Warner Music Group Corp.	96,293	500,724
*Wells-Gardner Electronics Corp.	26,045	49,746
#*West Marine, Inc.	45,176	443,177
#*Westwood One, Inc.	146	1,223
*Wet Seal, Inc. (The)	158,528	554,848
Weyco Group, Inc.	12,523	312,449
Williams Controls, Inc.	20,502	194,769
Winmark Corp.	8,419	277,153
Wolverine World Wide, Inc.	31,054	904,292
#World Wrestling Entertainment, Inc.	23,896	330,721
*Zumiez, Inc.	33,787	885,895

Total Consumer Discretionary		189,724,890

Consumer Staples — (3.0%)
Alico, Inc.	10,316	264,090
*Alliance One International, Inc.	137,486	607,688
Andersons, Inc. (The)	18,692	735,904
Arden Group, Inc. Class A	537	47,288
B&G Foods, Inc.	71,664	877,884

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Boston Beer Co., Inc. Class A	10,372	$742,531
Bridgford Foods Corp.	6,838	84,039
*Cagle’s, Inc. Class A	3,413	19,795
Calavo Growers, Inc.	26,600	583,338
#Cal-Maine Foods, Inc.	24,900	721,353
CCA Industries, Inc.	13,233	58,887
*Central European Distribution Corp.	18,225	455,078
*Central Garden & Pet Co.	27,251	282,048
*Central Garden & Pet Co. Class A	58,002	606,121
#*Chiquita Brands International, Inc.	63,422	841,610
Coca-Cola Bottling Co.	11,516	614,033
Coffee Holding Co., Inc.	12,389	48,689
*Craft Brewers Alliance, Inc.	44,279	288,699
*Darling International, Inc.	103,920	1,040,239
#Diamond Foods, Inc.	20,186	892,221
*Elizabeth Arden, Inc.	40,980	838,041
Farmer Brothers Co.	37,733	619,199
*Fresh Del Monte Produce, Inc.	60,278	1,333,952
Golden Enterprises, Inc.	3,061	10,224
Griffin Land & Nurseries, Inc. Class A	2,305	56,703
*Hain Celestial Group, Inc.	38,002	939,789
*Harbinger Group, Inc.	10,418	53,757
Imperial Sugar Co.	25,678	326,111
Ingles Markets, Inc.	26,408	484,851
Inter Parfums, Inc.	69,861	1,221,869
J & J Snack Foods Corp.	22,538	966,204
*John B. Sanfilippo & Son, Inc.	16,727	224,476
Lance, Inc.	32,111	730,204
#*Lifeway Foods, Inc.	28,187	279,615
*Mannatech, Inc.	39,360	73,603
#*Medifast, Inc.	21,600	515,808
MGP Ingredients, Inc.	37,837	341,290
Nash-Finch Co.	20,681	866,534
National Beverage Corp.	93,607	1,338,580
*Natural Alternatives International, Inc.	19,771	135,629
*Nutraceutical International Corp.	26,269	426,871
Oil-Dri Corp. of America	13,081	287,651
*Omega Protein Corp.	46,385	262,075
*Orchids Paper Products Co.	700	9,100
*Overhill Farms, Inc.	39,789	206,903
*Pantry, Inc.	40,202	781,929
*Parlux Fragrances, Inc.	36,460	94,796
*Physicians Formula Holdings, Inc.	30,789	110,225
*Prestige Brands Holdings, Inc.	68,046	731,494
PriceSmart, Inc.	36,982	1,084,682
*Reddy Ice Holdings, Inc.	29,280	102,187
Reliv’ International, Inc.	25,871	50,707
*Revlon, Inc.	34,606	395,201
Rocky Mountain Chocolate Factory, Inc.	13,077	125,539
#Ruddick Corp.	46,400	1,619,360
Sanderson Farms, Inc.	26,178	1,098,952
Schiff Nutrition International, Inc.	26,082	210,743
*Seneca Foods Corp.	17,656	407,854
*Seneca Foods Corp. Class B	1,443	33,276
*Smart Balance, Inc.	94,178	335,274
Spartan Stores, Inc.	44,878	670,926
*Susser Holdings Corp.	35,698	487,992
Tasty Baking Co.	17,576	111,080
*Tofutti Brands, Inc.	7,749	18,210
#Tootsie Roll Industries, Inc.	12,588	330,435
#*TreeHouse Foods, Inc.	42,638	1,991,195

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*United Natural Foods, Inc.	42,000	$1,501,920
United-Guardian, Inc.	13,462	180,391
#Universal Corp.	23,200	961,408
*USANA Health Sciences, Inc.	11,677	512,854
#Vector Group, Ltd.	52,359	979,113
Village Super Market, Inc.	10,450	305,140
WD-40 Co.	14,602	538,668
Weis Markets, Inc.	32,160	1,252,954
*Winn-Dixie Stores, Inc.	26,289	176,136

Total Consumer Staples		39,561,215

Energy — (5.0%)
Adams Resources & Energy, Inc.	7,201	141,140
*Allis-Chalmers Energy, Inc.	58,443	300,397
#Alon USA Energy, Inc.	60,332	342,082
*American Oil & Gas, Inc.	93,028	803,762
*Approach Resources, Inc.	45,309	700,024
*Atlas Energy, Inc.	28,782	838,132
#*ATP Oil & Gas Corp.	36,900	529,884
*Atwood Oceanics, Inc.	29,556	960,866
*Barnwell Industries, Inc.	6,185	18,308
*Basic Energy Services, Inc.	59,352	656,433
#Berry Petroleum Corp. Class A	44,765	1,531,411
*Bill Barrett Corp.	4,300	162,325
*BioFuel Energy Corp.	1,227	2,773
*Bolt Technology Corp.	18,878	209,735
#*BPZ Resources, Inc.	12,800	47,616
*Brigham Exploration Co.	29,914	630,886
*Bristow Group, Inc.	43,052	1,669,557
*Bronco Drilling Co., Inc.	53,555	226,002
*Cal Dive International, Inc.	62,500	316,250
*Callon Petroleum Co.	64,834	319,632
CARBO Ceramics, Inc.	10,000	837,700
*Carrizo Oil & Gas, Inc.	25,807	609,561
*Clayton Williams Energy, Inc.	21,525	1,285,473
#*Clean Energy Fuels Corp.	43,193	627,162
*Complete Production Services, Inc.	82,455	1,931,921
*Contango Oil & Gas Co.	23,999	1,262,107
*CREDO Petroleum Corp.	24,380	195,040
*Crimson Exploration, Inc.	538	1,598
*Crosstex Energy, Inc.	99,318	805,469
*CVR Energy, Inc.	77,762	740,294
*Dawson Geophysical Co.	17,276	429,136
Delek US Holdings, Inc.	88,801	652,687
#DHT Holdings, Inc.	92,249	396,671
*Double Eagle Petroleum Co.	16,331	69,570
*Energy Partners, Ltd.	43,480	485,672
*ENGlobal Corp.	24,928	72,042
*Evolution Petroleum Corp.	81,642	484,953
#*Exterran Holdings, Inc.	79,322	1,996,535
*FieldPoint Petroleum Corp.	18,299	52,884
Frontier Oil Corp.	89,581	1,186,948
#*FX Energy, Inc.	79,486	381,533
#General Maritime Corp.	60,642	232,865
#*GeoResources, Inc.	37,774	649,713
*Global Industries, Ltd.	54,079	313,117
#*Goodrich Petroleum Corp.	5,900	80,476
*Gran Tierra Energy, Inc.	10,435	77,845
#*Green Plains Renewable Energy, Inc.	29,457	327,562
Gulf Island Fabrication, Inc.	25,211	575,819
*Gulfmark Offshore, Inc.	34,333	1,016,600

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Gulfport Energy Corp.	42,530	$708,550
*Harvest Natural Resources, Inc.	73,707	919,863
*Helix Energy Solutions Group, Inc.	103,187	1,309,443
*Hercules Offshore, Inc.	51,669	121,939
*HKN, Inc.	24,817	91,327
#Holly Corp.	32,378	1,059,732
#*Hornbeck Offshore Services, Inc.	59,657	1,326,772
#Houston American Energy Corp.	38,195	536,640
#*International Coal Group, Inc.	191,268	1,074,926
#*ION Geophysical Corp.	82,200	401,958
*James River Coal Co.	42,962	743,672
*Key Energy Services, Inc.	103,294	1,017,446
*Kodiak Oil & Gas Corp.	183,406	755,633
#*L&L Energy, Inc.	27,300	223,041
#*Lucas Energy, Inc.	18,292	37,133
Lufkin Industries, Inc.	36,862	1,800,709
#*Mariner Energy, Inc.	51,200	1,275,904
*Matrix Service Co.	36,078	327,588
#*McMoran Exploration Co.	15,499	261,003
*Mexco Energy Corp.	3,000	17,940
*Mitcham Industries, Inc.	19,207	167,101
*Natural Gas Services Group, Inc.	28,978	456,404
*Newpark Resources, Inc.	158,874	934,179
*Northern Oil & Gas, Inc.	52,860	1,040,285
#*Oil States International, Inc.	9,581	489,781
#Overseas Shipholding Group, Inc.	26,494	885,694
*OYO Geospace Corp.	9,676	586,462
Panhandle Oil & Gas, Inc.	14,379	355,161
*Parker Drilling Co.	131,178	554,883
#*Patriot Coal Corp.	75,460	1,017,955
Penn Virginia Corp.	39,463	584,842
*Petroleum Development Corp.	32,000	998,720
#*PetroQuest Energy, Inc.	81,983	457,465
*PHI, Inc. Non-Voting	13,129	229,364
*PHI, Inc. Voting	200	3,322
*Pioneer Drilling Co.	32,100	197,736
*Pyramid Oil Co.	9,884	42,995
*REX American Resources Corp.	18,425	305,671
#*Rex Energy Corp.	57,712	711,012
*Rosetta Resources, Inc.	58,799	1,405,884
#*Royale Energy, Inc.	21,795	44,026
RPC, Inc.	99,516	2,190,347
#*Seahawk Drilling, Inc.	346	3,488
Southern Union Co.	1	13
#*Stone Energy Corp.	30,175	471,635
*Swift Energy Corp.	39,700	1,264,445
*T-3 Energy Services, Inc.	16,001	535,553
*Tetra Technologies, Inc.	64,946	633,873
*TGC Industries, Inc.	33,769	124,945
#*Tri-Valley Corp.	17,872	13,029
*Union Drilling, Inc.	21,897	100,069
#*Uranium Energy Corp.	200	774
#*USEC, Inc.	136,494	732,973
*VAALCO Energy, Inc.	102,782	604,358
#*Venoco, Inc.	57,151	884,697
W&T Offshore, Inc.	43,664	475,064
*Warren Resources, Inc.	129,437	541,047
#*Western Refining, Inc.	202,287	1,345,209
*Westmoreland Coal Co.	11,804	125,358
*Willbros Group, Inc.	22,396	198,429

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
World Fuel Services Corp.	46,748	$1,319,696

Total Energy		65,231,331

Financials — (13.2%)
*1st Constitution Bancorp	135	1,053
1st Source Corp.	50,199	887,016
21st Century Holding Co.	16,568	58,982
Abington Bancorp, Inc.	57,796	620,729
Access National Corp.	6,930	43,486
Advance America Cash Advance Centers, Inc.	62,074	309,749
*Affirmative Insurance Holdings, Inc.	30,187	111,692
#Alliance Bancorp, Inc. of Pennsylvania	1,300	9,672
Alliance Financial Corp.	1,763	53,719
American Equity Investment Life Holding Co.	80,183	869,986
*American Independence Corp.	5,414	26,204
American National Bankshares, Inc.	3,612	82,281
*American River Bankshares	7,608	44,050
*American Safety Insurance Holdings, Ltd.	23,844	442,783
*Ameris Bancorp	47,062	436,265
*AMERISAFE, Inc.	48,265	921,379
*AmeriServe Financial, Inc.	64,191	102,706
AmTrust Financial Services, Inc.	58,204	871,314
Argo Group International Holdings, Ltd.	36,731	1,274,198
#Arrow Financial Corp.	24,356	594,043
*Asset Acceptance Capital Corp.	36,334	210,011
Asta Funding, Inc.	31,205	256,817
#Astoria Financial Corp.	109,689	1,362,337
*Atlantic American Corp.	4,900	8,477
*Atlantic Coast Federal Corp.	25,176	42,547
Auburn National Bancorporation, Inc.	300	6,168
*Avatar Holdings, Inc.	24,786	452,097
*B of I Holding, Inc.	25,688	330,348
Baldwin & Lyons, Inc.	550	12,567
Baldwin & Lyons, Inc. Class B	17,581	439,525
BancFirst Corp.	19,788	813,287
*Bancorp of New Jersey, Inc.	159	1,749
Bancorp Rhode Island, Inc.	2,053	59,722
*Bancorp, Inc.	50,572	378,784
*BancTrust Financial Group, Inc.	21,234	62,003
Bank Mutual Corp.	56,403	271,862
Bank of Kentucky Financial Corp.	2,075	36,831
Bank of the Ozarks, Inc.	21,334	810,905
*BankAtlantic Bancorp, Inc.	39,201	35,477
BankFinancial Corp.	31,129	284,830
Banner Corp.	2,194	3,642
Bar Harbor Bankshares	4,230	115,014
BCB Bancorp, Inc.	3,171	27,683
Beacon Federal Bancorp, Inc.	288	3,260
*Beneficial Mutual Bancorp, Inc.	93,283	684,697
*Berkshire Bancorp, Inc.	350	1,641
Berkshire Hills Bancorp, Inc.	21,281	411,575
BGC Partners, Inc. Class A	30,600	212,364
Boston Private Financial Holdings, Inc.	124,072	708,451
Bridge Bancorp, Inc.	2,572	59,876
*Bridge Capital Holdings	5,627	50,587
Brookline Bancorp, Inc.	80,093	780,106
Brooklyn Federal Bancorp, Inc.	8,779	15,363
Bryn Mawr Bank Corp.	15,856	264,954
C&F Financial Corp.	200	3,750
*Cadence Financial Corp.	35,855	89,279
California First National Bancorp	3,097	40,818

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Camco Financial Corp.	750	$1,530
Camden National Corp.	13,874	475,046
Capital Bank Corp.	3,283	5,351
#Capital City Bank Group, Inc.	28,935	345,773
•Capital Properties, Inc. Class B	550	—
Capital Southwest Corp.	7,911	764,440
CapitalSource, Inc.	32,152	196,449
#*Capitol Bancorp, Ltd.	1,595	1,818
Cardinal Financial Corp.	66,481	664,145
*Cardtronics, Inc.	61,876	1,048,798
Carver Bancorp, Inc.	900	2,070
Cash America International, Inc.	24,852	875,536
#Cathay General Bancorp	80,235	1,091,196
#Center Bancorp, Inc.	29,882	226,804
*Center Financial Corp.	88,771	463,385
CenterState Banks of Florida, Inc.	22,742	168,291
Central Bancorp, Inc.	300	4,117
*Central Jersey Bancorp	9,633	71,958
Century Bancorp, Inc. Class A	1,209	28,720
CFS Bancorp, Inc.	7,141	37,133
Chemical Financial Corp.	27,303	553,705
*Chicopee Bancorp, Inc.	2,287	27,101
*Citizens Community Bancorp, Inc.	17,782	76,018
#Citizens Holding Co.	592	11,053
Citizens South Banking Corp.	3,602	16,747
#*Citizens, Inc.	104,058	720,081
#City Holding Co.	25,093	795,448
CKX Lands, Inc.	702	7,617
Clifton Savings Bancorp, Inc.	58,762	493,013
*CNA Surety Corp.	64,459	1,240,836
CNB Financial Corp.	4,785	66,464
#*CNO Financial Group, Inc.	279,152	1,518,587
CoBiz Financial, Inc.	68,340	330,766
Codorus Valley Bancorp, Inc.	1,504	14,092
Cohen & Steers, Inc.	11,868	297,531
*Colonial Financial Services, Inc.	4,279	42,790
#*Colony Bankcorp, Inc.	4,329	16,797
Columbia Banking System, Inc.	43,388	790,095
Comm Bancorp, Inc.	762	29,916
Commercial National Financial Corp.	700	11,249
#Community Bank System, Inc.	40,372	943,494
*Community Capital Corp.	279	923
Community Trust Bancorp, Inc.	25,271	690,151
*Community West Bancshares	2,300	7,820
*CompuCredit Holdings Corp.	71,188	400,788
Consolidated-Tokoma Land Co.	8,510	223,558
*Cowen Group, Inc.	13,660	47,810
*Crawford & Co. Class A	1,019	2,150
*Crawford & Co. Class B	8,186	20,956
*Credit Acceptance Corp.	26,767	1,574,167
*Crescent Financial Corp.	25,620	55,595
#CVB Financial Corp.	73,136	556,565
Danvers Bancorp, Inc.	44,106	662,913
#*Dearborn Bancorp, Inc.	13,580	24,580
Delphi Financial Group, Inc. Class A	60,320	1,632,862
Diamond Hill Investment Group, Inc.	5,120	392,090
Dime Community Bancshares, Inc.	76,300	1,113,217
*Dollar Financial Corp.	31,573	789,956
Donegal Group, Inc. Class A	46,496	643,970
Donegal Group, Inc. Class B	870	15,660
Duff & Phelps Corp.	10,707	149,256

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
East West Bancorp, Inc.	63,314	$1,116,226
Eastern Insurance Holdings, Inc.	23,568	262,312
Eastern Virginia Bankshares, Inc.	1,296	4,704
ECB Bancorp, Inc.	295	4,027
*eHealth, Inc.	28,635	386,859
EMC Insurance Group, Inc.	24,764	523,511
Employers Holdings, Inc.	45,208	731,918
#*Encore Bancshares, Inc.	14,679	113,175
*Encore Capital Group, Inc.	46,344	941,710
*Enstar Group, Ltd.	13,650	1,094,593
Enterprise Bancorp, Inc.	2,244	25,784
Enterprise Financial Services Corp.	28,547	281,759
#Epoch Holding Corp.	18,616	248,151
ESB Financial Corp.	5,033	72,425
ESSA Bancorp, Inc.	32,205	407,393
Evans Bancorp, Inc.	1,635	22,890
Evercore Partners, Inc. Class A	20,648	626,873
*EzCorp, Inc.	42,530	913,544
F.N.B. Corp.	128,388	1,091,298
FBL Financial Group, Inc. Class A	37,131	971,347
Federal Agricultural Mortgage Corp.	24,522	288,624
Federal Agricultural Mortgage Corp. Class A	1,115	11,958
Fidelity Bancorp, Inc.	692	3,996
*Fidelity Southern Corp.	21,946	150,770
Financial Institutions, Inc.	15,761	284,486
*First Acceptance Corp.	124,814	232,154
First Advantage Bancorp	925	10,175
First Bancorp	36,118	483,620
First Bancorp, Inc.	3,301	45,818
*First Bancshares, Inc. (318687100)	400	2,778
First Bancshares, Inc. (318916103)	300	2,667
First Busey Corp.	3,882	18,012
First Business Financial Services, Inc.	700	7,175
*First Cash Financial Services, Inc.	35,862	1,042,508
First Commonwealth Financial Corp.	74,801	435,342
First Community Bancshares, Inc.	35,863	482,716
First Defiance Financial Corp.	18,936	210,947
#*First Federal Bancshares of Arkansas, Inc.	2,200	4,136
*First Federal of Northern Michigan Bancorp, Inc.	2,000	5,180
First Financial Bancorp	68,274	1,149,734
#First Financial Bankshares, Inc.	18,516	875,066
First Financial Corp.	28,942	845,975
First Financial Holdings, Inc.	25,683	268,387
First Financial Northwest, Inc.	29,189	111,502
*First Financial Service Corp.	1,277	6,206
*First Franklin Corp.	1	14
First M&F Corp.	911	3,644
*First Marblehead Corp. (The)	80,786	180,153
First Merchants Corp.	47,108	391,939
First Mercury Financial Corp.	31,732	517,232
First Midwest Bancorp, Inc.	82,282	881,240
#First Pactrust Bancorp, Inc.	4,583	52,704
*First Place Financial Corp.	24,319	80,496
First Security Group, Inc.	16,578	27,354
First South Bancorp, Inc.	22,102	221,904
#First United Corp.	1,400	5,866
First West Virginia Bancorp, Inc.	416	6,365
Firstbank Corp.	434	2,104
*FirstCity Financial Corp.	20,633	174,349
Flagstone Reinsurance Holdings SA	88,000	959,200
Flushing Financial Corp.	61,758	812,118

1000

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*FNB United Corp.	19,977	$9,988
#*Forest City Enterprises, Inc. Class A	9,900	144,441
*Forestar Group, Inc.	16,346	279,517
*Fox Chase Bancorp, Inc.	21,794	212,491
*FPIC Insurance Group, Inc.	19,832	702,449
*GAINSCO, Inc.	9,382	108,831
GAMCO Investors, Inc.	4,608	197,407
German American Bancorp, Inc.	28,628	483,813
GFI Group, Inc.	125,942	603,262
Glacier Bancorp, Inc.	73,872	960,336
*Gleacher & Co., Inc.	33,890	76,252
*Global Indemnity P.L.C.	23,367	394,435
Great Southern Bancorp, Inc.	25,612	576,014
#*Greene Bancshares, Inc.	24,815	95,786
*Greenlight Capital Re, Ltd.	30,297	865,282
GS Financial Corp.	500	5,070
*Guaranty Bancorp	17,168	28,156
*Guaranty Federal Bancshares, Inc.	3,766	18,416
*Hallmark Financial Services, Inc.	45,490	406,681
Hampden Bancorp, Inc.	7,411	75,518
#Hancock Holding Co.	421	13,228
*Hanmi Financial Corp.	5,448	6,374
Harleysville Group, Inc.	31,905	1,095,299
Harleysville Savings Financial Corp.	101	1,503
*Harris & Harris Group, Inc.	68,873	287,200
Hawthorn Bancshares, Inc.	1,548	15,372
Heartland Financial USA, Inc.	32,246	498,201
*Heritage Commerce Corp.	11,543	43,402
*Heritage Financial Corp.	12,379	167,240
#Heritage Financial Group	26,683	220,135
HF Financial Corp.	2,659	27,494
*HFF, Inc.	44,659	438,998
*Hilltop Holdings, Inc.	76,268	761,917
Hingham Institution for Savings	559	22,360
*HMN Financial, Inc.	4,371	13,200
*Home Bancorp, Inc.	139	1,867
Home Bancshares, Inc.	38,927	800,728
Home Federal Bancorp, Inc.	37,237	448,333
HopFed Bancorp, Inc.	7,567	68,254
Horace Mann Educators Corp.	49,287	921,174
Horizon Bancorp	836	21,109
IBERIABANK Corp.	33,556	1,746,590
Independence Holding Co.	34,397	290,999
Independent Bank Corp.	40,607	953,858
Indiana Community Bancorp	1,214	16,856
Infinity Property & Casualty Corp.	17,124	886,167
*Interactive Brokers Group, Inc.	43,473	813,815
#*International Assets Holding Corp.	33,084	729,502
#International Bancshares Corp.	52,666	902,169
*Investment Technology Group, Inc.	38,850	553,224
*Investors Bancorp, Inc.	156,387	1,876,644
#*Investors Capital Holdings, Ltd.	5,056	20,982
Investors Title Co.	934	30,252
*Jacksonville Bancorp, Inc.	185	1,433
JMP Group, Inc.	36,600	243,390
KBW, Inc.	33,948	858,884
Kearny Financial Corp.	69,570	607,346
Kentucky First Federal Bancorp	3,402	32,149
#K-Fed Bancorp	36,471	274,627
*Knight Capital Group, Inc.	91,797	1,196,115
*LaBranche & Co., Inc.	52,272	169,884

1001

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Lake Shore Bancorp, Inc.	338	$2,873
Lakeland Bancorp, Inc.	50,606	469,118
Lakeland Financial Corp.	35,887	681,494
Landmark Bancorp, Inc.	2,025	31,286
Legacy Bancorp, Inc.	23,205	177,750
#Life Partners Holdings, Inc.	14,005	259,933
LNB Bancorp, Inc.	16,760	80,783
*Louisiana Bancorp, Inc.	8,396	121,490
LSB Corp.	2,396	50,316
#*Macatawa Bank Corp.	4,118	7,742
*Magyar Bancorp, Inc.	1,709	6,016
MainSource Financial Group, Inc.	46,557	385,026
*Market Leader, Inc.	69,535	135,593
MarketAxess Holdings, Inc.	49,152	893,092
*Marlin Business Services Corp.	26,571	323,369
Mayflower Bancorp, Inc.	100	970
MB Financial, Inc.	30,499	454,130
#*MBIA, Inc.	208,470	2,336,949
#*MBT Financial Corp.	36,131	69,733
MCG Capital Corp.	182,856	1,157,478
Meadowbrook Insurance Group, Inc.	93,637	808,087
Medallion Financial Corp.	36,722	294,878
#*Mercantile Bancorp, Inc.	2,267	4,058
Mercantile Bank Corp.	5,854	24,411
Mercer Insurance Group, Inc.	15,132	277,672
Merchants Bancshares, Inc.	14,947	385,782
*Meridian Interstate Bancorp, Inc.	29,107	308,825
Meta Financial Group, Inc.	4,461	57,012
*Metro Bancorp, Inc.	17,277	174,670
*MetroCorp Bancshares, Inc.	18,885	61,187
*MF Global Holdings, Ltd.	159,115	1,245,870
MicroFinancial, Inc.	17,150	69,286
*Mid Penn Bancorp, Inc.	531	3,717
MidSouth Bancorp, Inc.	19,010	261,197
MidWestOne Financial Group, Inc.	4,319	63,532
Monroe Bancorp	482	5,495
Montpelier Re Holdings, Ltd.	78,466	1,437,497
MutualFirst Financial, Inc.	5,459	44,163
*Nara Bancorp, Inc.	49,562	388,566
*National Financial Partners Corp.	82,555	1,139,259
National Interstate Corp.	34,923	749,797
National Penn Bancshares, Inc.	113,965	739,633
National Security Group, Inc.	1,000	11,740
National Western Life Insurance Co. Class A	1,700	272,017
Naugatuck Valley Financial Corp.	100	498
*Navigators Group, Inc. (The)	20,417	938,569
NBT Bancorp, Inc.	33,198	732,016
Nelnet, Inc. Class A	55,734	1,252,343
*Neostem, Inc.	2,912	5,475
*New Century Bancorp, Inc.	1,478	5,868
New England Bancshares, Inc.	19,498	141,166
New Hampshire Thrift Bancshares, Inc.	2,734	32,070
New Westfield Financial, Inc.	70,623	596,764
NewAlliance Bancshares, Inc.	109,101	1,406,312
*NewBridge Bancorp	4,031	15,922
*Newport Bancorp, Inc.	700	8,372
#*NewStar Financial, Inc.	89,483	680,966
North Central Bancshares, Inc.	400	5,430
*North Valley Bancorp	6,898	11,520
Northeast Bancorp	128	1,672
Northeast Community Bancorp, Inc.	35,308	211,142

1002

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Northfield Bancorp, Inc.	44,231	$502,022
Northrim Bancorp, Inc.	6,560	111,848
Northwest Bancshares, Inc.	124,107	1,407,373
Norwood Financial Corp.	576	16,128
NYMAGIC, Inc.	9,090	233,340
Ocean Shore Holding Co.	205	2,255
OceanFirst Financial Corp.	32,157	383,955
#*Ocwen Financial Corp.	112,550	971,306
Ohio Valley Banc Corp.	600	11,988
Old National Bancorp	74,158	701,535
*Old Republic International Corp.	29,811	393,505
#Old Second Bancorp, Inc.	13,210	26,024
OneBeacon Insurance Group, Ltd.	29,400	413,952
*Oppenheimer Holdings, Inc. Class A	2,122	54,005
*optionsXpress Holdings, Inc.	55,218	881,831
Oriental Financial Group, Inc.	50,708	670,867
Oritani Financial Corp.	56,966	604,409
Pacific Continental Corp.	31,169	259,014
#*Pacific Mercantile Bancorp	18,412	58,182
*Pacific Premier Bancorp, Inc.	2,269	11,890
PacWest Bancorp	35,522	619,148
Park National Corp.	15,739	1,028,544
Parkvale Financial Corp.	3,978	31,824
*Patriot National Bancorp	1,898	6,833
Peapack-Gladstone Financial Corp.	12,599	152,826
Penns Woods Bancorp, Inc.	3,062	100,893
*Penson Worldwide, Inc.	34,612	178,252
Peoples Bancorp of North Carolina	986	5,029
Peoples Bancorp, Inc.	24,934	328,630
#*PHH Corp.	57,114	1,100,587
*Phoenix Cos., Inc. (The)	152,298	319,826
*PICO Holdings, Inc.	28,400	873,016
#*Pinnacle Financial Partners, Inc.	27,700	316,057
*Piper Jaffray Cos., Inc.	15,995	495,365
Porter Bancorp, Inc.	1,796	19,936
#*Portfolio Recovery Associates, Inc.	21,100	1,414,755
*Preferred Bank	14,106	24,262
Premier Financial Bancorp, Inc.	2,848	19,053
Presidential Life Corp.	44,350	424,430
*Primus Guaranty, Ltd.	38,703	192,354
#Princeton National Bancorp, Inc.	996	4,831
#PrivateBancorp, Inc.	73,100	861,849
Protective Life Corp.	2,800	67,116
*Providence Community Bancshares, Inc.	300	376
Provident Financial Holdings, Inc.	6,455	43,829
#Provident Financial Services, Inc.	72,604	917,715
Provident New York Bancorp	83,104	737,132
Prudential Bancorp, Inc. of Pennsylvania	1,700	10,506
Pulaski Financial Corp.	9,829	69,786
Pzena Investment Management, Inc. Class A	5,050	34,188
QC Holdings, Inc.	27,120	102,242
Radian Group, Inc.	88,300	670,197
#Renasant Corp.	42,453	694,107
#Republic Bancorp, Inc. Class A	33,008	674,684
Resource America, Inc.	33,259	205,208
*Riverview Bancorp, Inc.	11,895	25,931
RLI Corp.	22,084	1,268,063
Rockville Financial, Inc.	48,035	543,276
*Rodman & Renshaw Capital Group, Inc.	45,082	129,385
#Roma Financial Corp.	56,978	564,652
Rome Bancorp, Inc.	24,972	272,195

1003

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Royal Bancshares of Pennsylvania, Inc. Class A	9,510	$15,882
S&T Bancorp, Inc.	27,411	537,256
S.Y. Bancorp, Inc.	21,319	522,316
*Safeguard Scientifics, Inc.	37,604	553,531
Safety Insurance Group, Inc.	21,897	1,017,335
Salisbury Bancorp, Inc.	276	6,307
Sanders Morris Harris Group, Inc.	53,060	307,748
Sandy Spring Bancorp, Inc.	45,833	797,494
Savannah Bancorp, Inc. (The)	300	2,412
SCBT Financial Corp.	27,445	837,896
SeaBright Holdings, Inc.	28,191	235,959
*Security National Financial Corp. Class A	2,364	4,775
Selective Insurance Group, Inc.	59,912	1,013,711
Shore Bancshares, Inc.	8,224	81,089
SI Financial Group, Inc.	39,659	252,628
*Siebert Financial Corp.	7,500	18,075
Sierra Bancorp	24,568	255,753
*Signature Bank	30,949	1,307,286
Simmons First National Corp.	35,127	955,103
Somerset Hills Bancorp	16,578	140,913
*Southcoast Financial Corp.	764	2,636
*Southern Community Financial Corp.	40,671	66,294
*Southern Connecticut Bancorp, Inc.	100	595
*Southern First Bancshares, Inc.	2,431	16,105
Southern Missouri Bancorp, Inc.	400	6,340
*Southern National Bancorp of Virginia, Inc.	342	2,613
Southside Bancshares, Inc.	32,616	613,507
Southwest Bancorp, Inc.	46,180	457,182
Southwest Georgia Financial Corp.	1,439	12,361
State Auto Financial Corp.	44,563	697,857
State Bancorp, Inc.	35,542	326,276
StellarOne Corp.	41,414	529,271
#Sterling Bancorp	48,840	458,608
Sterling Bancshares, Inc.	51,620	278,232
#Stewart Information Services Corp.	11,500	124,430
#*Stifel Financial Corp.	8,860	419,875
*Stratus Properties, Inc.	14,485	128,337
Student Loan Corp.	7,961	237,397
#Suffolk Bancorp	17,928	464,335
Summit State Bank	800	5,160
*Sun Bancorp, Inc.	42,997	169,838
#*Superior Bancorp	3,006	2,519
Susquehanna Bancshares, Inc.	143,758	1,135,688
*Sussex Bancorp	823	4,230
SWS Group, Inc.	29,847	205,049
*Taylor Capital Group, Inc.	27,019	325,849
Teche Holding Co.	2,950	95,875
*Tejon Ranch Co.	19,059	424,253
*Tennessee Commerce Bancorp, Inc.	12,317	51,362
*Texas Capital Bancshares, Inc.	35,400	642,510
TF Financial Corp.	800	17,800
*Thomas Properties Group, Inc.	68,282	255,375
*Tidelands Bancshares, Inc.	800	880
Timberland Bancorp, Inc.	8,451	32,198
Tompkins Financial Corp.	20,863	805,312
Tower Bancorp, Inc.	1,460	31,565
*Tower Financial Corp.	382	2,727
#Tower Group, Inc.	46,680	1,133,390
#TowneBank	46,243	670,524
*TradeStation Group, Inc.	72,354	397,223
*Tree.com, Inc.	7,106	52,584

1004

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
TriCo Bancshares	24,822	$386,975
#Trustco Bank Corp.	138,413	746,046
Trustmark Corp.	67,046	1,481,046
UMB Financial Corp.	42,677	1,581,610
Umpqua Holdings Corp.	110,593	1,216,523
Unico American Corp.	4,300	40,807
Union First Market Bankshares Corp.	42,140	541,920
United Bancshares, Inc.	110	1,011
#United Bankshares, Inc.	41,901	1,119,595
*United Community Banks, Inc.	45,570	89,317
*United Community Financial Corp.	11,902	16,901
United Financial Bancorp, Inc.	36,268	491,069
United Fire & Casualty Co.	31,559	632,127
*United PanAm Financial Corp.	16,268	75,646
*United Security Bancshares	39,576	193,922
Unitrin, Inc.	71,846	1,745,858
*Unity Bancorp, Inc.	5,784	34,126
Universal Insurance Holdings, Inc.	72,106	328,082
Univest Corp. of Pennsylvania	34,167	644,390
ViewPoint Financial Group	68,360	656,256
*Virginia Commerce Bancorp, Inc.	54,826	291,126
*Virtus Investment Partners, Inc.	223	8,195
VIST Financial Corp.	726	5,017
VSB Bancorp, Inc.	478	5,616
Wainwright Bank & Trust Co.	105	2,002
Washington Banking Co.	31,657	398,562
Washington Trust Bancorp, Inc.	29,359	589,822
*Waterstone Financial, Inc.	75,717	283,182
Wayne Savings Bancshares, Inc.	132	1,114
Webster Financial Corp.	83,679	1,432,584
WesBanco, Inc.	50,371	836,662
*West Bancorporation, Inc.	38,102	250,330
*West Coast Bancorp	40,504	106,526
Westamerica Bancorporation	16,690	834,834
#*Western Alliance Bancorp	86,089	519,978
#Westwood Holdings Group, Inc.	13,068	470,840
White River Capital, Inc.	538	10,351
Whitney Holding Corp.	67,498	558,883
Wilber Corp.	2,675	24,770
#Wilmington Trust Corp.	53,650	381,452
Wilshire Bancorp, Inc.	62,670	420,516
#Wintrust Financial Corp.	39,035	1,168,708
#*World Acceptance Corp.	21,517	928,459
WSB Holdings, Inc.	800	1,900
WVS Financial Corp.	700	7,336
*Yadkin Valley Financial Corp.	8,696	20,262
*ZipRealty, Inc.	37,394	121,157

Total Financials		173,706,146

Health Care — (9.7%)
*A.D.A.M., Inc.	18,181	131,812
*Abaxis, Inc.	25,100	602,651
#*ABIOMED, Inc.	44,107	454,743
*Accelrys, Inc.	78,102	566,239
*Accuray, Inc.	127,504	838,976
*Acorda Therapeutics, Inc.	558	15,088
*Adcare Health Systems, Inc.	8,777	33,440
*Adolor Corp.	29,804	36,957
#*Affymax, Inc.	197	999
*Affymetrix, Inc.	86,100	385,728
#*Air Methods Corp.	23,880	976,692

1005

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Albany Molecular Research, Inc.	42,065	$269,216
*Alexza Pharmaceuticals, Inc.	41,271	42,922
#*Align Technology, Inc.	58,920	1,003,408
*Alkermes, Inc.	71,828	831,050
*Alliance HealthCare Services, Inc.	61,279	241,439
*Allied Healthcare International, Inc.	87,125	246,564
*Allied Healthcare Products, Inc.	1,200	4,440
*Allscripts Healthcare Solutions, Inc.	43,961	839,215
*Almost Family, Inc.	12,732	439,636
*Alphatec Holdings, Inc.	54,507	118,825
*AMAG Pharmaceuticals, Inc.	8,598	136,794
#*Amedisys, Inc.	14,800	376,808
America Services Group, Inc.	21,041	321,927
*American Caresource Holding, Inc.	2,614	3,999
*American Dental Partners, Inc.	33,883	395,076
#*American Medical Systems Holdings, Inc.	73,613	1,486,983
*American Shared Hospital Services	2,300	6,670
#*AMERIGROUP Corp.	26,697	1,114,066
*Amicus Therapeutics, Inc.	14,906	61,562
*AMN Healthcare Services, Inc.	45,768	242,570
*Amsurg Corp.	38,089	688,649
*Anadys Pharmaceuticals, Inc.	54,724	79,350
Analogic Corp.	12,500	570,375
*AngioDynamics, Inc.	54,814	779,455
*Anika Therapeutics, Inc.	25,120	162,778
*Animal Health International, Inc.	7,461	20,742
*ARCA Biopharma, Inc.	23,355	90,851
#*Ardea Biosciences, Inc.	25,233	537,968
#*Ariad Pharmaceuticals, Inc.	193,800	713,184
*Arqule, Inc.	65,180	359,794
*Array BioPharma, Inc.	36,084	116,912
Arrhythmia Research Technology, Inc.	6,700	37,185
*ArthroCare Corp.	9,931	270,918
*Assisted Living Concepts, Inc.	20,973	676,379
#*athenahealth, Inc.	3,000	119,910
*AtriCure, Inc.	33,699	265,885
Atrion Corp.	3,399	553,629
#*AVANIR Pharmaceuticals, Inc.	50,150	121,864
*BioClinica, Inc.	46,204	186,202
#*BioCryst Pharmaceuticals, Inc.	42,001	208,325
#*Biodel, Inc.	14,612	52,749
*BioMimetic Therapeutics, Inc.	5,556	63,005
*Bio-Reference Labs, Inc.	32,981	711,070
*BioScrip, Inc.	84,174	473,900
*BMP Sunstone Corp.	60,942	599,669
*Bovie Medical Corp.	24,932	45,626
#*Brookdale Senior Living, Inc.	15,278	286,921
#*BSD Medical Corp.	29,071	138,087
*Caliper Life Sciences, Inc.	53,384	240,228
*Cambrex Corp.	43,739	198,138
Cantel Medical Corp.	27,197	503,688
*Capital Senior Living Corp.	62,460	372,262
*Caraco Pharmaceutical Laboratories, Ltd.	53,042	273,697
*Cardiac Science Corp.	3,975	9,063
*CardioNet, Inc.	38,152	194,575
#*CAS Medical Systems, Inc.	13,919	44,262
*Catalyst Health Solutions, Inc.	30,836	1,167,143
*Celera Corp.	120,604	687,443
#*Celldex Therapeutics, Inc.	27,400	121,930
#*Celsion Corp.	23,600	72,216
*Centene Corp.	46,900	1,046,808

1006

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Cepheid, Inc.	35,020	$736,821
#*Cerus Corp.	28,718	94,482
Chemed Corp.	21,730	1,280,766
*Clinical Data, Inc.	29,119	552,970
*CombiMatrix Corp.	13,084	28,261
Computer Programs & Systems, Inc.	13,892	634,448
*Conceptus, Inc.	26,816	381,055
*CONMED Corp.	45,417	999,628
*Conmed Healthcare Management, Inc.	3,499	11,932
*Continucare Corp.	90,964	409,338
#Cooper Cos., Inc.	5,400	266,436
*Corvel Corp.	23,720	1,062,656
*CPEX Pharmaceuticals, Inc.	4,352	104,448
*Cross Country Healthcare, Inc.	37,060	270,538
*CryoLife, Inc.	45,733	294,978
*Cubist Pharmaceuticals, Inc.	57,157	1,330,615
*Curis, Inc.	60,272	84,381
*Cutera, Inc.	27,282	197,249
*Cyberonics, Inc.	24,922	685,604
*Cynosure, Inc. Class A	22,307	227,085
*Cypress Bioscience, Inc.	53,488	213,417
*Cytokinetics, Inc.	86,465	228,268
#*Cytori Therapeutics, Inc.	30,559	148,517
Daxor Corp.	3,400	30,940
*DepoMed, Inc.	72,684	355,425
*DexCom, Inc.	85,249	1,172,174
*Digirad Corp.	25,710	49,363
*Dionex Corp.	13,426	1,198,002
*Durect Corp.	63,044	168,327
*DUSA Pharmaceuticals, Inc.	34,987	90,616
*Dyax Corp.	16,995	40,958
*Dynacq Healthcare, Inc.	10,192	22,320
*Emergent BioSolutions, Inc.	46,099	833,011
Emergent Group, Inc.	4,566	24,337
#*Emeritus Corp.	21,999	410,281
—*Endo Pharmaceuticals Solutions	57,207	62,928
*Endologix, Inc.	51,841	286,681
Ensign Group, Inc.	37,942	712,171
*Enzo Biochem, Inc.	33,848	145,885
#*Enzon Pharmaceuticals, Inc.	58,483	657,934
*eResearch Technology, Inc.	95,279	726,026
#*Exactech, Inc.	22,740	369,752
*Five Star Quality Care, Inc.	77,631	421,536
#*Genomic Health, Inc.	11,472	162,444
*Genoptix, Inc.	4,077	69,391
*Gentiva Health Services, Inc.	39,420	917,698
#*Geron Corp.	55,673	310,655
*Greatbatch, Inc.	33,497	728,560
#*Haemonetics Corp.	22,691	1,240,063
#*Halozyme Therapeutics, Inc.	37,168	272,441
*Hanger Orthopedic Group, Inc.	34,011	636,686
*Harvard Bioscience, Inc.	74,433	293,266
*HealthSpring, Inc.	63,300	1,847,727
*HealthStream, Inc.	59,755	382,432
*Healthways, Inc.	58,469	612,755
*HeartWare International, Inc.	3,229	220,670
Hill-Rom Holdings, Inc.	45,073	1,746,579
#*Hi-Tech Pharmacal Co., Inc.	18,719	404,892
*HMS Holdings Corp.	24,300	1,460,673
*ICU Medical, Inc.	20,028	731,022
*Idenix Pharmaceuticals, Inc.	57,567	249,265

1007

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Idera Pharmaceuticals, Inc.	23,059	$62,259
*Immucor, Inc.	53,892	937,721
*Impax Laboratories, Inc.	53,741	1,012,480
#*Incyte Corp.	121,700	2,027,522
*Infinity Pharmaceuticals, Inc.	51,010	289,737
*Insulet Corp.	28,088	448,004
*Integra LifeSciences Holdings Corp.	28,237	1,214,756
*IntegraMed America, Inc.	23,751	201,883
*InterMune, Inc.	454	5,966
Invacare Corp.	38,592	1,041,984
*IPC The Hospitalist Co.	13,010	416,710
*Iridex Corp.	6,949	24,669
*IRIS International, Inc.	25,929	240,103
*ISTA Pharmaceuticals, Inc.	45,052	194,625
*Jazz Pharmaceuticals, Inc.	55,935	594,589
*Kendle International, Inc.	21,991	200,338
*Kensey Nash Corp.	21,000	566,160
Kewaunee Scientific Corp.	2,000	22,380
*Kindred Healthcare, Inc.	32,187	441,606
*K-V Pharmaceutical Co.	72,090	167,970
*K-V Pharmaceutical Co. Class B	12,865	32,034
Landauer, Inc.	7,149	436,732
*Lannet Co., Inc.	46,861	239,928
*LCA-Vision, Inc.	41,200	286,752
*LeMaitre Vascular, Inc.	24,149	156,968
*Lexicon Pharmaceuticals, Inc.	23,161	40,995
#*LHC Group, Inc.	21,195	570,145
*Ligand Pharmaceuticals, Inc. Class B	6,853	11,102
*Luminex Corp.	37,904	682,651
*Magellan Health Services, Inc.	33,892	1,626,816
#*MAKO Surgical Corp.	33,945	365,927
*MAP Pharmaceuticals, Inc.	27,295	415,703
#*Martek Biosciences Corp.	52,069	1,142,915
*Matrixx Initiatives, Inc.	22,286	119,453
*Maxygen, Inc.	61,738	395,741
*MedAssets, Inc.	55,926	1,036,868
*MedCath Corp.	44,083	436,863
*Medical Action Industries, Inc.	28,481	282,532
*Medicines Co. (The)	49,030	626,113
*MediciNova, Inc.	2,300	11,983
Medicis Pharmaceutical Corp. Class A	50,100	1,490,475
*Medivation, Inc.	4,570	52,784
*MedQuist, Inc.	23,811	201,917
*MEDTOX Scientific, Inc.	21,047	246,881
*Merge Healthcare, Inc.	62,786	209,705
Meridian Bioscience, Inc.	7,753	177,466
*Merit Medical Systems, Inc.	49,385	780,777
#*Metabolix, Inc.	41,086	573,561
*Metropolitan Health Networks, Inc.	114,894	487,151
*Micromet, Inc.	39,040	292,410
*Misonix, Inc.	1,809	4,161
*Molina Healthcare, Inc.	25,424	658,990
#*Momenta Pharmaceuticals, Inc.	5,117	85,505
*MWI Veterinary Supply, Inc.	17,417	996,252
*Myrexis, Inc.	8,135	29,855
*Nabi Biopharmaceuticals	83,090	407,972
*Nanosphere, Inc.	36,837	167,240
#National Healthcare Corp.	13,154	478,937
National Research Corp.	13,448	378,292
*Natus Medical, Inc.	62,929	824,370
#*Nektar Therapeutics	63,111	919,527

1008

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Neogen Corp.	20,942	$699,882
*Neurocrine Biosciences, Inc.	51,036	415,433
#*NeurogesX, Inc.	26,012	181,304
*Neurometrix, Inc.	2,010	1,056
*Nighthawk Radiology Holdings, Inc.	49,531	317,494
#*Novabay Pharmaceuticals, Inc.	3,300	6,534
*NovaMed, Inc.	14,920	175,310
#*Novavax, Inc.	50,319	122,275
#*NPS Pharmaceuticals, Inc.	75,670	471,424
#*NuVasive, Inc.	19,300	505,660
*NxStage Medical, Inc.	74,199	1,495,852
*Obagi Medical Products, Inc.	33,022	376,781
*Omnicell, Inc.	59,681	833,744
*OncoGenex Pharmaceutical, Inc.	9,365	147,873
*OraSure Technologies, Inc.	69,281	281,974
*Orthovita, Inc.	87,882	191,583
*Osiris Therapeutics, Inc.	4,454	32,737
*Osteotech, Inc.	44,033	285,774
*Pain Therapeutics, Inc.	78,623	603,825
*Palomar Medical Technologies, Inc.	34,075	360,514
*Par Pharmaceutical Cos., Inc.	47,469	1,543,217
*Parexel International Corp.	54,184	1,164,956
*PDI, Inc.	33,839	296,768
PDL BioPharma, Inc.	62,112	324,846
*Pernix Therapeutics Holdings, Inc.	4,466	17,015
*Pharmasset, Inc.	13,990	524,625
*PharMerica Corp.	17,600	176,704
*Pozen, Inc.	43,335	288,178
*Progenics Pharmaceuticals, Inc.	51,300	241,110
*ProPhase Labs, Inc.	28,021	33,625
*Prospect Medical Holdings, Inc.	37,085	312,997
*Providence Service Corp.	28,062	461,059
#*PSS World Medical, Inc.	26,203	619,177
Psychemedics Corp.	2,312	20,299
#*Psychiatric Solutions, Inc.	7,500	252,750
*Questcor Pharmaceuticals, Inc.	47,868	587,340
#*Quidel Corp.	42,906	495,993
*RadNet, Inc.	39,440	85,190
*Regeneration Technologies, Inc.	32,356	79,919
*RehabCare Group, Inc.	33,379	742,015
*Repligen Corp.	73,292	284,373
*Res-Care, Inc.	41,429	548,106
#*Rigel Pharmaceuticals, Inc.	53,002	440,447
*Rochester Medical Corp.	27,477	299,499
#*Rockwell Medical Technologies, Inc.	34,733	295,925
#*Salix Pharmaceuticals, Ltd.	137,067	5,185,245
*Sangamo BioSciences, Inc.	53,381	198,577
#*Santarus, Inc.	104,067	325,730
#*Savient Pharmaceuticals, Inc.	17,772	220,551
#*SciClone Pharmaceuticals, Inc.	87,374	294,450
#*Seattle Genetics, Inc.	48,598	796,521
*Select Medical Holdings Corp.	6,982	52,225
#*Sequenom, Inc.	72,635	461,232
#*Sirona Dental Systems, Inc.	8,661	326,087
*Skilled Healthcare Group, Inc.	27,600	103,500
*Solta Medical, Inc.	18,398	39,004
*SonoSite, Inc.	23,919	745,555
Span-American Medical System, Inc.	5,907	82,757
*Spectranetics Corp.	40,016	188,075
*SRI/Surgical Express, Inc.	337	1,050
*Staar Surgical Co.	78,773	415,134

1009

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Stereotaxis, Inc.	2,663	$10,519
*Strategic Diagnostics, Inc.	52,563	88,831
*Sucampo Pharmaceuticals, Inc.	15,561	52,596
*Sun Healthcare Group, Inc.	71,783	682,656
*SunLink Health Systems, Inc.	4,257	7,790
*Sunrise Senior Living, Inc.	63,228	216,872
*SuperGen, Inc.	102,686	285,467
*SurModics, Inc.	11,293	135,064
*Symmetry Medical, Inc.	71,663	634,218
*Synovis Life Technologies, Inc.	26,418	396,270
*Synta Pharmaceuticals Corp.	17,556	64,957
#*Targacept, Inc.	42,790	1,059,480
*Theragenics Corp.	35,661	43,506
#*Theravance, Inc.	32,706	666,548
*TomoTherapy, Inc.	97,874	373,879
*TranS1, Inc.	18,472	41,931
*Transcend Services, Inc.	21,448	373,624
*Transcept Pharmaceuticals, Inc.	30,884	191,172
*Trimeris, Inc.	28,791	77,160
*Triple-S Management Corp.	30,667	517,352
*U.S. Physical Therapy, Inc.	20,882	391,955
Universal American Corp.	100,902	1,622,504
Utah Medical Products, Inc.	8,858	252,630
*Vascular Solutions, Inc.	36,276	392,869
*Vical, Inc.	55,846	120,627
#*Viropharma, Inc.	115,735	1,893,425
*Vital Images, Inc.	26,337	350,282
#*Volcano Corp.	7,109	173,602
*WellCare Health Plans, Inc.	36,100	1,002,858
West Pharmaceutical Services, Inc.	28,461	1,015,773
*Wright Medical Group, Inc.	30,220	403,135
Young Innovations, Inc.	17,134	475,811
*Zoll Medical Corp.	26,459	860,711

Total Health Care		126,847,949

Industrials — (15.8%)
#*3D Systems Corp.	40,508	1,046,727
A.O. Smith Corp.	23,400	1,311,102
*A.T. Cross Co.	23,659	165,613
#AAON, Inc.	29,490	723,979
*AAR Corp.	55,400	1,221,016
ABM Industries, Inc.	55,950	1,261,672
*Acacia Technologies Group	54,207	1,442,990
*ACCO Brands Corp.	69,572	433,434
Aceto Corp.	60,158	443,364
Actuant Corp. Class A	63,176	1,419,565
Administaff, Inc.	22,130	580,027
*Advisory Board Co. (The)	21,480	1,005,479
*AeroCentury Corp.	2,338	38,250
*Aerosonic Corp.	4,392	12,254
*Aerovironment, Inc.	20,643	484,285
*Air Transport Services Group, Inc.	110,011	739,274
Aircastle, Ltd.	81,000	746,010
#*AirTran Holdings, Inc.	126,950	939,430
Alamo Group, Inc.	30,032	720,768
*Alaska Air Group, Inc.	44,988	2,375,366
Albany International Corp.	29,664	605,146
Alexander & Baldwin, Inc.	45,266	1,558,508
#Allegiant Travel Co.	24,987	1,176,638
*Allied Defense Group, Inc.	13,922	37,589
*Altra Holdings, Inc.	42,695	631,886

1010

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Amerco, Inc.	25,903	$2,132,335
#*American Commercial Lines, Inc.	25,979	861,204
*American Railcar Industries, Inc.	43,186	665,496
*American Reprographics Co.	76,273	543,064
American Science & Engineering, Inc.	9,161	754,408
#*American Superconductor Corp.	34,774	1,170,145
American Woodmark Corp.	24,375	431,437
Ameron International Corp.	9,560	657,346
Ampco-Pittsburgh Corp.	12,050	311,492
*AMREP Corp.	13,428	133,743
*APAC Customer Services, Inc.	83,555	507,179
#Apogee Enterprises, Inc.	30,508	320,029
Applied Industrial Technologies, Inc.	42,428	1,290,235
Applied Signal Technologies, Inc.	20,289	680,899
*Argan, Inc.	25,810	218,611
Arkansas Best Corp.	32,498	823,174
#*Arotech Corp.	22,044	42,765
#*ArvinMeritor, Inc.	89,229	1,479,417
*Astec Industries, Inc.	22,040	649,519
*Astronics Corp.	14,868	309,998
*Astronics Corp. Class B	1,840	53,544
*Atlas Air Worldwide Holdings, Inc.	26,839	1,402,606
*Avalon Holding Corp. Class A	1,400	3,990
#*Avis Budget Group, Inc.	78,400	910,224
AZZ, Inc.	17,200	638,808
#Badger Meter, Inc.	11,963	496,823
*Baker (Michael) Corp.	16,438	537,194
#Baldor Electric Co.	9,370	393,727
*Baldwin Technology Co. Class A	21,689	22,990
Barnes Group, Inc.	55,900	1,016,821
Barrett Business Services, Inc.	24,359	373,911
*BE Aerospace, Inc.	400	14,704
*Beacon Roofing Supply, Inc.	53,162	784,671
Belden, Inc.	37,254	1,039,387
*Blount International, Inc.	21,700	325,500
*BlueLinx Holdings, Inc.	73,291	230,867
Bowne & Co., Inc.	48,862	554,584
Brady Co. Class A	7,424	228,288
*Breeze-Eastern Corp.	19,372	134,151
*Bridgepoint Education, Inc.	7,300	103,952
#Briggs & Stratton Corp.	68,413	1,204,069
Brink’s Co. (The)	9,815	231,634
*BTU International, Inc.	22,014	158,061
*Builders FirstSource, Inc.	25,578	51,668
*CAI International, Inc.	39,678	654,687
Cascade Corp.	19,745	698,776
*Casella Waste Systems, Inc.	52,776	260,186
#*CBIZ, Inc.	124,591	737,579
CDI Corp.	42,887	614,571
*CECO Environmental Corp.	30,301	166,958
*Celadon Group, Inc.	46,920	608,552
*Ceradyne, Inc.	28,432	676,966
*Champion Industries, Inc.	5,308	5,892
*Chart Industries, Inc.	31,160	726,028
Chase Corp.	19,395	307,605
Chicago Rivet & Machine Co.	300	5,526
CIRCOR International, Inc.	17,149	601,587
*Coleman Cable, Inc.	36,771	262,545
*Colfax Corp.	42,401	681,384
*Columbus McKinnon Corp.	35,681	626,558
Comfort Systems USA, Inc.	69,045	790,565

1011

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Command Security Corp.	28,121	$59,617
*Commercial Vehicle Group, Inc.	48,454	650,737
CompX International, Inc.	2,107	24,483
*Consolidated Graphics, Inc.	22,400	1,042,720
Corporate Executive Board Co.	26,462	826,673
#*CoStar Group, Inc.	18,678	927,549
Courier Corp.	24,314	359,847
*Covenant Transportation Group, Inc.	24,422	178,769
*CPI Aerostructures, Inc.	16,083	178,682
*CRA International, Inc.	12,375	230,794
Cubic Corp.	29,003	1,263,661
Curtiss-Wright Corp.	400	12,352
Deluxe Corp.	31,380	641,407
Diamond Management & Technology Consultants, Inc.	60,658	756,405
*Document Security Systems, Inc.	34,344	124,669
#*Dollar Thrifty Automotive Group, Inc.	21,095	978,808
Ducommun, Inc.	23,807	511,136
*DXP Enterprises, Inc.	23,801	453,171
*Dycom Industries, Inc.	70,211	751,258
*Dynamex, Inc.	14,647	309,638
Dynamic Materials Corp.	21,700	337,001
*Eagle Bulk Shipping, Inc.	159,202	816,706
#Eastern Co.	8,993	159,446
Ecology & Environment, Inc. Class A	920	12,402
#Encore Wire Corp.	41,479	861,104
EnergySolutions, Inc.	151,507	710,568
#*EnerNOC, Inc.	17,034	512,212
*EnerSys	63,999	1,687,014
Ennis, Inc.	44,604	804,656
*EnPro Industries, Inc.	29,763	1,045,872
ESCO Technologies, Inc.	24,189	829,199
Espey Manufacturing & Electronics Corp.	5,593	135,630
*Esterline Technologies Corp.	38,891	2,350,572
#*Excel Maritime Carriers, Ltd.	78,893	459,157
*Exponent, Inc.	22,945	732,404
*ExpressJet Holdings, Inc.	39,780	267,719
Federal Signal Corp.	39,488	223,107
*Flanders Corp.	52,414	176,635
*Flow International Corp.	66,257	174,918
Forward Air Corp.	21,901	588,699
*Franklin Covey Co.	41,060	344,083
Franklin Electric Co., Inc.	26,195	945,901
Freightcar America, Inc.	25,570	676,582
*Frozen Food Express Industries	30,917	97,698
*FTI Consulting, Inc.	32,037	1,136,032
*Fuel Tech, Inc.	10,178	61,984
*Furmanite Corp.	67,238	386,618
G & K Services, Inc. Class A	28,981	716,410
#GATX Corp.	55,410	1,754,281
#*Genco Shipping & Trading, Ltd.	22,300	369,065
*Gencor Industries, Inc.	10,941	80,198
#*GenCorp, Inc.	107,647	524,241
#*General Cable Corp.	57,374	1,603,030
*Genesee & Wyoming, Inc.	25,080	1,159,448
*GEO Group, Inc. (The)	94,584	2,426,080
#*GeoEye, Inc.	23,119	1,023,478
*Gibraltar Industries, Inc.	27,639	252,344
#Gorman-Rupp Co. (The)	27,828	829,831
*GP Strategies Corp.	40,818	354,300
Graham Corp.	23,937	406,211
#Granite Construction, Inc.	35,400	855,972

1012

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Great Lakes Dredge & Dock Corp.	130,010	$804,762
#*Greenbrier Cos., Inc.	38,478	700,300
*Griffon Corp.	96,541	1,138,218
#*GT Solar International, Inc.	86,500	711,895
*H&E Equipment Services, Inc.	55,464	539,110
Hardinge, Inc.	27,285	217,734
#*Hawaiian Holdings, Inc.	66,996	490,411
*Hawk Corp.	19,901	991,667
Healthcare Services Group, Inc.	34,868	837,878
Heartland Express, Inc.	76,100	1,134,651
#HEICO Corp.	14,872	740,328
HEICO Corp. Class A	24,164	897,451
Heidrick & Struggles International, Inc.	24,660	529,697
*Herley Industries, Inc.	19,700	327,217
Herman Miller, Inc.	35,511	682,877
*Hexcel Corp.	51,130	908,580
*Hill International, Inc.	64,113	344,287
HNI Corp.	28,750	708,975
#*Hoku Corp.	79,611	222,911
Horizon Lines, Inc.	81,317	350,476
Houston Wire & Cable Co.	23,048	265,743
*Hub Group, Inc. Class A	31,875	1,034,981
*Hudson Highland Group, Inc.	59,920	210,918
*Hurco Cos., Inc.	14,942	274,933
*Huron Consulting Group, Inc.	11,359	226,158
*ICF International, Inc.	40,180	1,029,412
*Identive Group, Inc.	41,354	91,806
*II-VI, Inc.	35,443	1,394,328
*Innerworkings, Inc.	85,425	586,870
*Innotrac Corp.	712	833
*Innovative Solutions & Support, Inc.	40,922	249,215
*Insituform Technologies, Inc.	47,114	1,017,662
Insteel Industries, Inc.	36,464	313,226
*Integrated Electrical Services, Inc.	17,119	62,484
Interface, Inc. Class A	49,936	718,579
*Interline Brands, Inc.	51,621	1,037,066
International Shipholding Corp.	10,678	298,664
Intersections, Inc.	46,277	449,812
John Bean Technologies Corp.	33,908	579,827
*Kadant, Inc.	25,791	507,051
Kaman Corp. Class A	28,991	781,307
Kaydon Corp.	32,300	1,126,301
*Kelly Services, Inc. Class A	30,433	451,930
*Key Technology, Inc.	12,976	194,640
*Kforce, Inc.	59,361	891,009
Kimball International, Inc. Class B	28,648	174,180
Knight Transportation, Inc.	39,233	701,094
Knoll, Inc.	40,650	616,660
*Korn/Ferry International	61,744	1,088,547
*Kratos Defense & Security Solutions, Inc.	27,188	309,943
L.S. Starrett Co. Class A	5,758	67,138
*LaBarge, Inc.	32,848	416,841
*Ladish Co., Inc.	34,188	1,093,674
Lawson Products, Inc.	19,402	357,579
*Layne Christensen Co.	30,981	865,609
*LB Foster Co. Class A	3,590	118,542
*LECG Corp.	26,131	22,473
*LGL Group, Inc.	3,530	91,639
#Lindsay Corp.	10,050	579,382
*LMI Aerospace, Inc.	31,352	511,978
LSI Industries, Inc.	33,448	309,394

1013

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Lydall, Inc.	38,561	$286,508
*M&F Worldwide Corp.	31,100	835,968
*Magnetek, Inc.	28,627	34,066
#Manitowoc Co., Inc. (The)	8,000	89,120
Marten Transport, Ltd.	41,619	883,988
#*MasTec, Inc.	90,708	1,106,638
McGrath Rentcorp	29,593	748,999
*Metalico, Inc.	68,047	295,324
Met-Pro Corp.	35,981	406,225
*MFRI, Inc.	15,268	132,679
#*Microvision, Inc.	87,263	178,889
#*Middleby Corp.	16,650	1,243,089
Miller Industries, Inc.	30,253	407,205
Mine Safety Appliances Co.	34,549	972,900
*Mobile Mini, Inc.	44,926	783,060
*Moog, Inc.	42,941	1,614,582
*Moog, Inc. Class B	488	18,295
Mueller Industries, Inc.	43,197	1,269,992
Mueller Water Products, Inc.	117,592	355,128
Multi-Color Corp.	24,611	392,545
*MYR Group, Inc.	6,268	97,718
NACCO Industries, Inc. Class A	8,000	794,080
National Technical Systems, Inc.	25,608	202,815
*Navigant Consulting, Inc.	46,347	424,075
*NN, Inc.	38,833	323,091
*Northwest Pipe Co.	13,012	244,886
*Ocean Power Technologies, Inc.	20,491	134,011
#*Old Dominion Freight Line, Inc.	55,963	1,569,762
Omega Flex, Inc.	21,064	290,262
*On Assignment, Inc.	56,562	319,575
*Orbital Sciences Corp.	58,398	948,384
*Orion Energy Systems, Inc.	35,276	118,175
*Orion Marine Group, Inc.	36,395	455,301
*Oshkosh Corp.	33,160	978,552
*P.A.M. Transportation Services, Inc.	21,581	236,959
#*Pacer International, Inc.	58,570	326,235
*Park-Ohio Holdings Corp.	37,414	594,508
*Patrick Industries, Inc.	400	772
*Patriot Transportation Holding, Inc.	5,278	358,957
*PGT, Inc.	60,553	127,161
*Pike Electric Corp.	66,126	499,913
*Pinnacle Airlines Corp.	38,427	221,340
#*PMFG, Inc.	20,838	326,115
*Polypore International, Inc.	43,917	1,461,119
Portec Rail Products, Inc.	24,807	287,761
*Powell Industries, Inc.	21,339	658,522
#*Power-One, Inc.	144,893	1,508,336
*PowerSecure International, Inc.	39,059	367,545
Preformed Line Products Co.	6,300	269,199
*PRGX Global, Inc.	36,922	221,532
Providence & Worcester Railroad Co.	1,886	24,556
*Quality Distribution, Inc.	47,677	340,891
Quanex Building Products Corp.	40,475	729,360
Raven Industries, Inc.	13,392	550,679
*RBC Bearings, Inc.	22,372	745,435
*RCM Technologies, Inc.	12,483	63,039
Regal-Beloit Corp.	6,591	380,367
#*Republic Airways Holdings, Inc.	16,768	155,775
Resources Connection, Inc.	44,160	714,950
Robbins & Myers, Inc.	45,100	1,309,253
*RSC Holdings, Inc.	98,664	797,205

1014

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Rush Enterprises, Inc. Class A	49,709	$789,876
*Rush Enterprises, Inc. Class B	19,855	298,024
*Saia, Inc.	39,464	571,439
*Sauer-Danfoss, Inc.	45,024	995,481
Schawk, Inc.	60,074	1,166,637
*School Specialty, Inc.	7,039	94,323
Seaboard Corp.	99	183,551
Servotronics, Inc.	4,483	44,830
*SFN Group, Inc.	96,248	729,560
#Ship Finance International, Ltd.	58,949	1,185,464
SIFCO Industries, Inc.	12,202	166,679
#Simpson Manufacturing Co., Inc.	52,767	1,402,547
SkyWest, Inc.	61,619	934,144
*SL Industries, Inc.	14,783	224,554
*Sparton Corp.	23,957	175,126
*Spherix, Inc.	2,643	2,286
*Spire Corp.	4,109	23,997
*Standard Parking Corp.	24,716	422,396
#Standard Register Co.	20,646	66,274
Standex International Corp.	34,913	940,207
#Steelcase, Inc. Class A	89,369	751,593
*Sterling Construction Co., Inc.	21,331	260,238
#Sun Hydraulics, Inc.	28,887	897,519
Superior Uniform Group, Inc.	9,036	95,239
*Supreme Industries, Inc.	6,279	14,442
*SYKES Enterprises, Inc.	51,985	863,471
*Sypris Solutions, Inc.	2,619	8,721
TAL International Group, Inc.	39,709	1,112,646
#*Taser International, Inc.	66,511	263,384
*Team, Inc.	28,242	560,321
*Tech/Ops Sevcon, Inc.	5,762	33,132
Technology Research Corp.	16,235	59,420
*Tecumseh Products Co. Class A	20,765	268,907
*Tecumseh Products Co. Class B	2,406	29,257
*Teledyne Technologies, Inc.	33,415	1,389,062
Tennant Co.	18,981	636,813
*Tetra Tech, Inc.	12,000	252,720
#Textainer Group Holdings, Ltd.	50,241	1,305,261
#Titan International, Inc.	92,692	1,406,138
*Titan Machinery, Inc.	37,619	731,313
Todd Shipyards Corp.	10,629	173,890
Toro Co.	25,310	1,436,596
*Trailer Bridge, Inc.	23,279	72,165
*TRC Cos., Inc.	43,427	105,093
Tredegar Industries, Inc.	30,500	588,345
*Trex Co., Inc.	29,247	524,984
*Trimas Corp.	58,415	924,709
#Triumph Group, Inc.	24,063	2,011,426
*TrueBlue, Inc.	42,200	592,910
*Tufco Technologies, Inc.	1,800	5,832
*Tutor Perini Corp.	53,901	1,251,042
Twin Disc, Inc.	25,941	528,159
*U.S. Home Systems, Inc.	14,720	45,485
#*Ultralife Corp.	42,741	224,390
UniFirst Corp.	17,268	794,846
*United Capital Corp.	600	16,224
#*United Continental Holdings, Inc.	66,200	1,922,448
*United Rentals, Inc.	55,900	1,050,361
*United Stationers, Inc.	27,724	1,558,089
Universal Forest Products, Inc.	24,057	725,078
*Universal Security Instruments, Inc.	1,263	8,336

1015

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Universal Truckload Services, Inc.	32,883	$471,871
*UQM Technologies, Inc.	42,161	99,500
*US Airways Group, Inc.	171,505	2,022,044
US Ecology, Inc.	20,507	332,624
*USA Truck, Inc.	24,014	329,472
*USG Corp.	106,226	1,346,946
UTi Worldwide, Inc.	26,984	518,632
*Valpey Fisher Corp.	1,200	3,720
*Versar, Inc.	18,188	58,202
Viad Corp.	28,603	570,916
Vicor Corp.	47,156	839,848
Virco Manufacturing Corp.	18,300	53,619
*Vishay Precision Group, Inc.	977	16,609
*Volt Information Sciences, Inc.	35,935	290,355
VSE Corp.	7,394	260,638
#*Wabash National Corp.	67,250	542,035
#Watsco, Inc. Class A	600	33,582
Watsco, Inc. Class B	1,600	91,504
Watts Water Technologies, Inc.	40,117	1,410,915
*WCA Waste Corp.	47,546	235,828
#Werner Enterprises, Inc.	12,075	257,439
#*WESCO International, Inc.	43,574	1,865,839
*Willdan Group, Inc.	3,099	10,475
*Willis Lease Finance Corp.	7,934	97,350

Total Industrials		207,921,778

Information Technology — (17.1%)
*ACI Worldwide, Inc.	29,688	723,497
*Acme Packet, Inc.	95,296	3,768,957
#*Acorn Energy, Inc.	34,231	149,932
*Actel Corp.	51,223	1,068,512
*ActivIdentity Corp.	90,159	291,214
*Actuate Corp.	63,049	305,157
*Acxiom Corp.	87,593	1,537,257
*ADC Telecommunications, Inc.	7,800	98,982
*ADDvantage Technologies Group, Inc.	13,788	44,259
*Adept Technology, Inc.	18,552	117,620
*ADPT Corp.	104,419	313,257
*Advanced Analogic Technologies, Inc.	96,971	364,611
*Advanced Energy Industries, Inc.	49,318	708,206
#*Advent Software, Inc.	20,253	1,087,991
*Aehr Test Systems	5,453	6,544
*Aetrium, Inc.	21,856	53,547
*Agilysys, Inc.	17,297	103,782
American Software, Inc. Class A	45,318	273,721
#*Amkor Technology, Inc.	107,015	771,578
*Amtech Systems, Inc.	20,021	335,152
*Anadigics, Inc.	110,520	748,220
*Anaren, Inc.	28,840	482,493
#*Anixter International, Inc.	4,900	263,081
*Applied Micro Circuits Corp.	74,310	748,302
*Ariba, Inc.	96,871	1,819,237
*Arris Group, Inc.	170,706	1,589,273
*Art Technology Group, Inc.	165,127	691,882
#*Aruba Networks, Inc.	72,725	1,593,405
Astro-Med, Inc.	5,157	36,254
#*ATMI, Inc.	38,764	684,960
*ATS Corp.	725	2,204
*AuthenTec, Inc.	45,355	96,606
*Aviat Networks, Inc.	50,421	229,416
*Avid Technology, Inc.	60,354	761,667

1016

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Aware, Inc.	31,813	$90,349
*AXT, Inc.	74,440	614,130
Bel Fuse, Inc. Class A	4,156	97,250
Bel Fuse, Inc. Class B	12,977	296,005
*Benchmark Electronics, Inc.	76,194	1,251,867
*BigBand Networks, Inc.	69,848	207,449
Black Box Corp.	23,056	765,459
#Blackbaud, Inc.	42,102	1,068,970
#*Blackboard, Inc.	27,445	1,145,554
*Blue Coat Systems, Inc.	43,044	1,160,897
*Bottomline Technologies, Inc.	43,187	778,230
*Brightpoint, Inc.	140,327	1,051,049
*BroadVision, Inc.	787	8,783
*Brooks Automation, Inc.	42,301	287,224
*Bsquare Corp.	21,682	81,307
*Cabot Microelectronics Corp.	26,550	1,025,626
*CACI International, Inc.	42,100	2,110,052
*CalAmp Corp.	52,438	128,473
*Callidus Software, Inc.	43,681	214,474
*Cascade Microtech, Inc.	21,919	78,908
Cass Information Systems, Inc.	18,692	645,435
#*Cavium Networks, Inc.	13,127	418,357
*CEVA, Inc.	41,180	762,242
*Checkpoint Systems, Inc.	43,000	946,000
*Chyron International Corp.	1,300	2,249
*Ciber, Inc.	64,262	235,842
#*Ciena Corp.	29,000	402,810
#*Cirrus Logic, Inc.	127,953	1,644,196
*Clearfield, Inc.	25,316	72,910
Cognex Corp.	33,444	892,955
*Cogo Group, Inc.	5,162	39,283
*Coherent, Inc.	18,600	780,456
Cohu, Inc.	41,324	592,999
*Comarco, Inc.	13,164	27,644
—#*Commerce One LLC	1,966	—
*CommScope, Inc.	23,200	734,512
Communications Systems, Inc.	19,076	226,241
*CommVault Systems, Inc.	35,712	1,033,148
*Computer Task Group, Inc.	37,323	297,838
*comScore, Inc.	28,723	675,278
*Comtech Telecommunications Corp.	31,458	969,536
*Concurrent Computer Corp.	19,390	123,902
*Conexant Systems, Inc.	39,381	59,465
#*Constant Contact, Inc.	17,293	397,739
*Convergys Corp.	150,303	1,701,430
*CPI International, Inc.	35,957	507,713
*Cray, Inc.	69,988	418,528
#*CSG Systems International, Inc.	36,000	699,840
*CSP, Inc.	1,770	8,107
CTS Corp.	56,675	575,251
*CyberOptics Corp.	23,132	175,803
*Cymer, Inc.	33,606	1,241,742
Daktronics, Inc.	71,750	783,510
*Datalink Corp.	23,183	97,832
*Dataram Corp.	20,735	50,593
DDi Corp.	52,418	538,857
#*DealerTrack Holdings, Inc.	38,600	745,752
*Deltek, Inc.	44,100	346,626
*DemandTec, Inc.	28,412	300,599
*DG FastChannel, Inc.	36,151	851,356
*Dice Holdings, Inc.	101,902	922,213

1017

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Digi International, Inc.	50,946	$492,138
*Digimarc Corp.	17,723	485,787
#*Digital River, Inc.	37,178	1,385,252
*DigitalGlobe, Inc.	5,592	182,579
#*Diodes, Inc.	28,758	632,101
*Ditech Networks, Inc.	31,623	44,905
*DSP Group, Inc.	58,435	418,395
*DTS, Inc.	15,492	616,582
*Dynamics Research Corp.	24,010	271,313
#Earthlink, Inc.	121,590	1,093,094
#*Ebix, Inc.	42,888	1,059,334
*EDGAR Online, Inc.	34,385	43,669
*Edgewater Technology, Inc.	8,958	26,337
Electro Rent Corp.	44,689	664,079
*Electro Scientific Industries, Inc.	42,961	499,207
*Electronics for Imaging, Inc.	65,470	896,284
*eLoyalty Corp.	12,334	86,215
*EMS Technologies, Inc.	32,827	585,634
*Emulex Corp.	96,540	1,100,556
*EndWave Corp.	16,192	38,375
*Entegris, Inc.	69,471	415,437
#*Entropic Communications, Inc.	111,345	930,844
*Epicor Software Corp.	101,489	953,997
EPIQ Systems, Inc.	52,217	611,983
*ePlus, Inc.	17,533	368,719
*Euronet Worldwide, Inc.	54,823	990,103
*Exar Corp.	69,035	459,083
*ExlService Holdings, Inc.	35,379	673,970
*Extreme Networks	158,451	505,459
#Fair Isaac Corp.	50,290	1,208,972
*Fairchild Semiconductor International, Inc.	117,510	1,324,338
*FalconStor Software, Inc.	38,555	105,641
*Faro Technologies, Inc.	32,888	793,916
*FEI Co.	43,300	942,208
*FormFactor, Inc.	22,670	220,579
*Forrester Research, Inc.	31,271	1,034,132
*Frequency Electronics, Inc.	13,896	83,376
*FSI International, Inc.	44,845	120,633
*Gerber Scientific, Inc.	58,381	390,569
*Global Cash Access, Inc.	65,299	237,688
*Globecomm Systems, Inc.	47,033	420,945
*GSE Systems, Inc.	24,862	89,006
*GSI Commerce, Inc.	10,275	250,915
*GSI Technology, Inc.	68,996	479,522
*GTSI Corp.	19,287	88,527
*Guidance Software, Inc.	43,896	283,568
*Hackett Group, Inc.	96,523	376,440
*Harmonic, Inc.	93,707	654,075
*Hauppauge Digital, Inc.	15,053	36,880
Heartland Payment Systems, Inc.	9,750	139,230
*Henry Bros. Electronics, Inc.	16,684	115,787
*Hittite Microwave Corp.	25,491	1,317,120
#*HSW International, Inc.	15,129	96,977
*Hughes Communications, Inc.	8,739	248,100
*Hutchinson Technology, Inc.	24,043	81,987
*Hypercom Corp.	95,433	568,781
*I.D. Systems, Inc.	5,937	13,358
*IEC Electronics Corp.	18,004	93,261
iGATE Corp.	105,715	2,160,815
#*iGo, Inc.	39,755	77,522
*Imation Corp.	45,402	442,215

1018

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Imergent, Inc.	8,219	$36,985
*Immersion Corp.	67,880	417,462
*Infinera Corp.	85,330	698,853
*InfoSpace, Inc.	70,153	592,091
*Innodata Isogen, Inc.	57,116	177,060
*Insight Enterprises, Inc.	42,339	640,166
*Integral Systems, Inc.	34,625	294,312
*Integrated Device Technology, Inc.	209,150	1,231,893
*Integrated Silicon Solution, Inc.	64,486	484,290
*Intellicheck Mobilisa, Inc.	42,431	51,766
*Interactive Intelligence, Inc.	22,623	559,014
#*InterDigital, Inc.	20,697	694,798
*Intermec, Inc.	63,677	741,837
*Internap Network Services Corp.	97,199	485,995
*International Rectifier Corp.	50,372	1,170,142
*Internet Brands, Inc.	71,846	951,241
*Internet Capital Group, Inc.	68,848	859,912
—*Internet Media Services, Inc.	14,486	—
*Interphase Corp.	15,555	23,488
*Intevac, Inc.	37,089	374,599
*IntriCon Corp.	17,118	73,607
*INX, Inc.	20,131	111,526
*IPG Photonics Corp.	58,631	1,319,197
#*Isilon Systems, Inc.	78,525	2,235,607
*Iteris, Inc.	69,750	99,045
#*Ixia	90,255	1,412,491
*IXYS Corp.	61,534	630,108
#*j2 Global Communications, Inc.	35,265	929,233
*JDA Software Group, Inc.	48,062	1,215,969
*JDS Uniphase Corp.	10,422	109,535
Keithley Instruments, Inc.	34,135	736,633
*Kenexa Corp.	38,388	702,117
*KEY Tronic Corp.	27,708	177,331
Keynote Systems, Inc.	33,372	406,805
*Knot, Inc. (The)	48,952	442,526
*Kopin Corp.	126,603	482,357
*Kulicke & Soffa Industries, Inc.	131,885	820,325
*KVH Industries, Inc.	29,270	410,951
*L-1 Identity Solutions, Inc.	80,039	943,660
*LaserCard Corp.	22,118	96,656
*Lattice Semiconductor Corp.	199,086	967,558
*Lawson Software, Inc.	203,429	1,810,518
*LeCroy Corp.	20,742	193,938
*Limelight Networks, Inc.	154,683	1,048,751
*Lionbridge Technologies, Inc.	130,482	652,410
*Liquidity Services, Inc.	43,203	691,248
#*Littlefuse, Inc.	24,500	1,039,535
*LoJack Corp.	40,937	200,182
*LoopNet, Inc.	47,719	503,435
*Loral Space & Communications, Inc.	18,987	1,056,247
*Magma Design Automation, Inc.	109,596	470,167
*Manhattan Associates, Inc.	23,574	725,608
Marchex, Inc.	30,141	193,505
*Mattson Technology, Inc.	72,794	185,625
Maximus, Inc.	16,141	978,629
*Maxwell Technologies, Inc.	25,033	406,035
*Measurement Specialties, Inc.	31,112	695,042
*MEMSIC, Inc.	7,021	20,993
*Mentor Graphics Corp.	98,982	1,069,006
*Mercury Computer Systems, Inc.	48,614	770,046
Mesa Laboratories, Inc.	6,345	163,384

1019

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Methode Electronics, Inc.	59,388	$551,715
Micrel, Inc.	63,592	757,381
*Microsemi Corp.	21,445	428,900
*MicroStrategy, Inc.	4,498	407,654
*Microtune, Inc.	99,314	287,017
*Mindspeed Technologies, Inc.	51,821	382,439
*MIPS Technologies, Inc.	81,541	1,198,653
*MKS Instruments, Inc.	61,305	1,265,948
Mocon, Inc.	11,568	156,168
*ModusLink Global Solutions, Inc.	61,390	407,016
#*MoneyGram International, Inc.	129,098	311,126
*Monolithic Power Systems, Inc.	37,661	605,212
*Monotype Imaging Holdings, Inc.	53,958	514,220
#*MoSys, Inc.	86,638	409,798
*Move, Inc.	65,416	154,382
#MTS Systems Corp.	27,668	906,680
*Multi-Fineline Electronix, Inc.	35,422	867,131
*Nanometrics, Inc.	38,610	520,077
*NAPCO Security Technologies, Inc.	41,554	73,966
*NCI, Inc. Class A	11,244	209,588
*Netezza Corp.	4,200	113,232
*NETGEAR, Inc.	41,819	1,288,443
*NetList, Inc.	28,890	89,848
*NetLogic Microsystems, Inc.	44,366	1,333,642
*NetScout Systems, Inc.	71,397	1,675,688
*NetSuite, Inc.	13,400	274,432
*Network Engines, Inc.	46,033	76,875
*Network Equipment Technologies, Inc.	58,653	185,343
*Newport Corp.	52,733	766,210
NIC, Inc.	20,564	178,496
*Novatel Wireless, Inc.	40,500	424,440
*Nu Horizons Electronics Corp.	36,378	253,191
*NumereX Corp. Class A	35,179	272,989
O.I. Corp.	2,700	33,723
*Occam Networks, Inc.	42,769	315,208
*Oclaro, Inc.	28,800	242,208
*OmniVision Technologies, Inc.	50,800	1,378,204
*Online Resources Corp.	39,517	204,698
*Onvia, Inc.	21,001	63,633
*Openwave Systems, Inc.	104,473	215,214
*Oplink Communications, Inc.	37,043	647,512
OPNET Technologies, Inc.	49,114	968,037
*Opnext, Inc.	56,822	85,801
*Optelecom-NKF, Inc.	3,441	4,680
*Optical Cable Corp.	17,761	57,190
*Orbcomm, Inc.	81,164	189,924
*OSI Systems, Inc.	29,110	1,047,960
*PAR Technology Corp.	31,894	199,338
Park Electrochemical Corp.	25,288	682,776
*PC Connection, Inc.	56,895	479,056
*PC Mall, Inc.	28,324	176,175
*PC-Tel, Inc.	43,049	254,850
*PDF Solutions, Inc.	61,394	248,646
#Pegasystems, Inc.	20,437	552,821
*Perceptron, Inc.	24,048	126,012
*Perficient, Inc.	58,689	619,756
*Performance Technologies, Inc.	25,604	51,720
*Pericom Semiconductor Corp.	53,736	506,193
*Pervasive Software, Inc.	47,844	243,048
*Phoenix Technologies, Ltd.	4,851	19,986
#*Photronics, Inc.	71,649	449,956

1020

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Pixelworks, Inc.	28,746	$96,012
*Planar Systems, Inc.	13,465	31,373
#Plantronics, Inc.	41,586	1,492,106
*Plexus Corp.	45,907	1,393,277
*PLX Technology, Inc.	49,780	177,217
Power Integrations, Inc.	28,460	972,194
*Presstek, Inc.	78,978	146,109
—*Price Communications Liquidation Trust	68,586	—
*Progress Software Corp.	44,435	1,660,536
*PROS Holdings, Inc.	38,885	404,404
QAD, Inc.	68,760	296,356
Qualstar Corp.	12,400	20,088
*Quantum Corp.	3,245	10,968
*QuickLogic Corp.	55,312	328,000
*Radiant Systems, Inc.	49,055	957,063
*RadiSys Corp.	44,336	433,163
*Ramtron International Corp.	53,621	207,513
*RealNetworks, Inc.	118,931	356,793
*Reis, Inc.	14,624	100,906
*Relm Wireless Corp.	31,759	64,788
Renaissance Learning, Inc.	50,985	712,260
RF Industries, Ltd.	2,541	16,542
*RF Micro Devices, Inc.	128,297	935,285
Richardson Electronics, Ltd.	34,417	372,392
#*RightNow Technologies, Inc.	34,988	913,887
*Rimage Corp.	22,183	328,974
*Riverbed Technology, Inc.	29,260	1,683,620
*Rofin-Sinar Technologies, Inc.	36,445	1,017,909
*Rogers Corp.	31,465	1,120,154
*Rosetta Stone, Inc.	14,185	328,383
#*Rubicon Technology, Inc.	31,336	724,488
*Rudolph Technologies, Inc.	58,582	434,678
*S1 Corp.	90,067	524,190
*Saba Software, Inc.	58,240	347,110
#*Sanmina-SCI Corp.	57,100	752,578
Sapient Corp.	142,342	1,873,221
*SAVVIS, Inc.	13,922	333,989
*ScanSource, Inc.	29,913	895,595
*Scientific Learning Corp.	36,254	126,164
*SeaChange International, Inc.	66,560	535,142
*Selectica, Inc.	1,042	5,575
*Semtech Corp.	57,080	1,222,083
Servidyne, Inc.	9,190	22,699
*ShoreTel, Inc.	62,860	393,504
#*Sigma Designs, Inc.	58,865	671,650
#*Silicon Graphics International Corp.	29,856	226,010
*Silicon Image, Inc.	154,120	947,838
*Smart Modular Technologies (WWH), Inc.	114,480	846,007
*Smith Micro Software, Inc.	72,593	882,731
#*Sonic Solutions, Inc.	48,833	584,531
*Sonus Networks, Inc.	216,600	673,626
*Soundbite Communications, Inc.	4,790	13,172
*Sourcefire, Inc.	25,577	603,361
*Spansion, Inc. Class A	27,062	473,314
*Spark Networks, Inc.	49,687	149,061
*Spectrum Control, Inc.	35,239	537,747
*SRA International, Inc.	40,848	817,368
*SRS Labs, Inc.	41,838	369,848
*Stamps.com, Inc.	33,054	527,542
*Standard Microsystems Corp.	42,339	1,022,063
*StarTek, Inc.	34,070	139,006

1021

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*STEC, Inc.	55,726	$869,326
#*Stratasys, Inc.	30,888	967,412
*Stream Global Services, Inc.	875	3,290
*SuccessFactors, Inc.	70,251	1,905,207
*Super Micro Computer, Inc.	40,560	451,027
*Supertex, Inc.	23,463	551,146
*Support.com, Inc.	102,996	583,987
Sycamore Networks, Inc.	25,797	786,551
*Symmetricom, Inc.	73,444	457,556
#*Synaptics, Inc.	27,717	746,419
*Synchronoss Technologies, Inc.	46,642	993,941
*SYNNEX Corp.	49,659	1,442,097
*Taleo Corp.	37,609	1,079,002
*Tech Data Corp.	19,400	834,006
*TechTarget, Inc.	32,834	172,050
*TechTeam Global, Inc.	27,829	203,430
*Tekelec	68,099	886,649
*TeleCommunication Systems, Inc.	69,382	375,357
*TeleTech Holdings, Inc.	56,796	862,163
*Telular Corp.	43,142	159,625
#*Teradyne, Inc.	80,202	901,470
#*Terremark Worldwide, Inc.	62,341	622,787
Tessco Technologies, Inc.	19,107	288,516
*Tessera Technologies, Inc.	54,191	1,069,188
TheStreet.com, Inc.	72,047	220,464
*THQ, Inc.	58,451	233,804
*Tier Technologies, Inc.	33,157	189,326
*TNS, Inc.	17,500	334,950
*Tollgrade Communications, Inc.	20,340	161,703
*Transact Technologies, Inc.	19,822	156,792
*Travelzoo, Inc.	26,684	916,595
*Trident Microsystems, Inc.	50,900	94,674
*Trio-Tech International	1,700	10,013
*Triquint Semiconductor, Inc.	136,226	1,403,128
*TSR, Inc.	1,884	4,333
#*TTM Technologies, Inc.	80,013	838,536
#*Tyler Technologies, Inc.	34,175	697,512
*Ulticom, Inc.	233	1,976
#*Ultimate Software Group, Inc.	4,634	191,755
*Ultra Clean Holdings, Inc.	41,190	310,161
*Ultratech, Inc.	48,610	890,049
United Online, Inc.	36,898	228,030
#*Universal Display Corp.	42,681	1,068,732
*UTStarcom, Inc.	172,801	349,058
*ValueClick, Inc.	77,802	1,070,556
#*Veeco Instruments, Inc.	24,500	1,025,325
*VeriFone Systems, Inc.	47,100	1,593,393
#*Viasat, Inc.	34,570	1,423,247
*Vicon Industries, Inc.	12,267	51,276
*Video Display Corp.	29,556	121,475
Virnetx Holding Corp.	61,837	1,147,076
*Virtusa Corp.	46,791	667,240
*Vishay Intertechnology, Inc.	13,690	154,697
*Vocus, Inc.	19,657	435,403
#*Volterra Semiconductor Corp.	31,706	647,754
Wayside Technology Group, Inc.	12,865	140,614
*Web.com Group, Inc.	40,614	251,807
*Websense, Inc.	24,602	494,992
*Westell Technologies, Inc.	76,228	223,348
*Wireless Ronin Technologies, Inc.	16,294	23,463
*WPCS International, Inc.	6,982	23,110

1022

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Wright Express Corp.	26,980	$1,017,416
#*Zix Corp.	103,020	400,748
*Zoran Corp.	55,000	389,400
*Zygo Corp.	35,739	382,407

Total Information Technology		223,856,508

Materials — (5.0%)
A. Schulman, Inc.	32,086	696,266
*A.M. Castle & Co.	45,897	706,814
*AEP Industries, Inc.	11,589	282,424
*AK Steel Holding Corp.	67,672	851,990
#AMCOL International Corp.	33,660	933,728
*American Pacific Corp.	15,105	90,932
American Vanguard Corp.	45,589	335,991
*Arabian American Development Co.	7,333	21,852
Arch Chemicals, Inc.	28,324	1,005,785
Balchem Corp.	28,790	879,822
*Boise, Inc.	93,700	679,325
*Brush Engineered Materials, Inc.	33,629	1,114,801
Buckeye Technologies, Inc.	76,189	1,375,211
Cabot Corp.	74,528	2,535,443
*Calgon Carbon Corp.	49,520	743,295
Carpenter Technology Corp.	53,831	1,919,613
*Century Aluminum Co.	57,000	770,640
#*Clearwater Paper Corp.	10,600	855,950
*Coeur d’Alene Mines Corp.	58,000	1,195,380
*Continental Materials Corp.	1,135	20,254
*Core Molding Technologies, Inc.	24,700	118,313
Cytec Industries, Inc.	8,800	435,776
Deltic Timber Corp.	11,300	527,484
Eagle Materials, Inc.	45,300	1,062,738
*Ferro Corp.	79,306	1,088,078
Friedman Industries, Inc.	15,837	107,216
#*General Moly, Inc.	119,356	623,038
*Globe Specialty Metals, Inc.	41,447	644,086
*Golden Minerals, Co.	4,849	127,286
*Graphic Packaging Holding Co.	286,774	1,049,593
H.B. Fuller Co.	55,958	1,154,973
Hawkins, Inc.	16,960	608,864
Haynes International, Inc.	27,303	990,007
*Headwaters, Inc.	81,355	276,607
#*Hecla Mining Co.	147,851	1,018,693
*Horsehead Holding Corp.	62,746	685,814
Innophos Holdings, Inc.	36,000	1,321,920
*Innospec, Inc.	32,913	557,217
Kaiser Aluminum Corp.	21,713	976,868
*KapStone Paper & Packaging Corp.	80,302	1,027,866
KMG Chemicals, Inc.	30,430	425,716
Koppers Holdings, Inc.	5,601	156,156
*Kronos Worldwide, Inc.	46,501	1,880,965
*Landec Corp.	62,261	391,622
Limoneira Co.	458	9,270
#*Louisiana-Pacific Corp.	133,286	1,031,634
*LSB Industries, Inc.	32,490	726,151
*Mercer International, Inc.	65,438	346,821
Minerals Technologies, Inc.	22,365	1,312,155
#*Mines Management, Inc.	57,572	142,779
*Mod-Pac Corp.	5,715	28,404
Myers Industries, Inc.	48,526	428,485
Neenah Paper, Inc.	39,750	610,162
NewMarket Corp.	10,391	1,231,541

1023

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
NL Industries, Inc.	133,390	$1,532,651
*Northern Technologies International Corp.	7,993	116,058
Olin Corp.	47,749	954,503
Olympic Steel, Inc.	17,755	398,067
*OM Group, Inc.	39,000	1,297,530
*Omnova Solutions, Inc.	60,190	480,316
P.H. Glatfelter Co.	56,817	706,803
*Penford Corp.	25,781	153,139
*PolyOne Corp.	85,655	1,106,663
Quaker Chemical Corp.	26,425	962,398
RMX Holdings, Inc.	6,641	3,553
*Rock of Ages Corp.	626	3,280
Rock-Tenn Co. Class A	16,000	909,600
*RTI International Metals, Inc.	33,400	1,038,740
Schnitzer Steel Industries, Inc. Class A	5,000	258,450
Schweitzer-Maudoit International, Inc.	24,574	1,577,159
*Senomyx, Inc.	47,477	237,385
Sensient Technologies Corp.	52,915	1,709,684
*Solitario Exploration & Royalty Corp.	23,720	52,658
*Spartech Corp.	39,742	336,217
#Stepan Co.	11,403	769,018
#*Stillwater Mining Co.	93,000	1,655,400
Synalloy Corp.	15,685	146,968
#Temple-Inland, Inc.	57,205	1,185,288
#Texas Industries, Inc.	25,203	861,187
*U.S. Gold Corp.	92,774	485,208
*United States Lime & Minerals, Inc.	12,780	517,590
*Universal Stainless & Alloy Products, Inc.	15,399	445,647
Valhi, Inc.	3,500	70,630
*Wausau Paper Corp.	71,577	604,110
Westlake Chemical Corp.	45,216	1,445,103
#Worthington Industries, Inc.	64,430	992,222
#*WR Grace & Co.	34,900	1,118,894
Zep, Inc.	28,658	519,856
*Zoltek Cos., Inc.	59,054	566,918

Total Materials		65,358,707

Other — (0.0%)
—*ePresence, Inc. Escrow Shares	8,100	—
—*Landco Real Estate LLC	700	—
—*MAIR Holdings, Inc. Escrow Shares	23,464	—
—*Petrocorp, Inc. Escrow Shares	5,200	312

Total Other		312

Telecommunication Services — (1.0%)
#Alaska Communications Systems Group, Inc.	83,362	836,121
*Arbinet Corp.	13,054	87,462
Atlantic Tele-Network, Inc.	17,764	750,707
*Cbeyond, Inc.	53,302	722,242
*Cincinnati Bell, Inc.	140,652	344,597
*Cogent Communications Group, Inc.	5,564	60,369
Consolidated Communications Holdings, Inc.	26,508	490,928
#*FiberTower Corp.	5,940	26,730
*General Communications, Inc. Class A	87,082	910,007
#*Global Crossing, Ltd.	35,637	484,663
HickoryTech Corp.	34,398	313,022
*IDT Corp.	6,100	70,516
*IDT Corp. Class B	34,719	509,675
#*Iridium Communications, Inc.	84,313	695,582
*Leap Wireless International, Inc.	75,500	861,455
#*Neutral Tandem, Inc.	20,949	306,274

1024

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
NTELOS Holdings Corp.	27,094	$492,298
*PAETEC Holding Corp.	87,150	367,773
*Premiere Global Services, Inc.	76,314	521,225
Shenandoah Telecommunications Co.	28,361	517,588
*SureWest Communications	21,038	168,304
*Syniverse Holdings, Inc.	68,473	2,087,742
USA Mobility, Inc.	49,865	839,228
Warwick Valley Telephone Co.	6,834	97,726
*Xeta Corp.	27,289	99,332

Total Telecommunication Services		12,661,566

Utilities — (2.2%)
ALLETE, Inc.	37,200	1,353,336
American States Water Co.	19,559	730,529
Artesian Resources Corp.	14,321	273,245
Avista Corp.	57,665	1,259,404
Black Hills Corp.	43,190	1,375,170
#*Cadiz, Inc.	14,015	152,343
California Water Service Group	22,856	853,443
Central Vermont Public Service Corp.	23,548	476,141
CH Energy Group, Inc.	15,437	701,612
Chesapeake Utilities Corp.	17,572	644,717
Connecticut Water Services, Inc.	13,754	335,735
Delta Natural Gas Co., Inc.	9,050	277,563
*El Paso Electric Co.	49,500	1,217,700
#Empire District Electric Co.	43,133	907,518
Gas Natural, Inc.	13,104	148,075
Laclede Group, Inc.	24,752	869,043
Maine & Maritimes Corp.	1,400	62,650
MGE Energy, Inc.	23,770	963,874
Middlesex Water Co.	24,756	442,142
New Jersey Resources Corp.	41,200	1,668,188
Northwest Natural Gas Co.	28,897	1,424,333
NorthWestern Corp.	37,763	1,124,205
#Ormat Technologies, Inc.	18,360	523,444
#Otter Tail Corp.	36,542	749,842
Pennichuck Corp.	10,155	243,923
PNM Resources, Inc.	94,402	1,113,000
Portland General Electric Co.	32,394	677,035
RGC Resources, Inc.	6,594	204,480
*RRI Energy, Inc.	251,972	947,415
SJW Corp.	38,645	935,209
#South Jersey Industries, Inc.	33,187	1,671,297
Southwest Gas Corp.	47,373	1,646,685
UIL Holdings Corp.	29,358	850,208
Unisource Energy Corp.	37,766	1,324,454
Unitil Corp.	20,051	435,508
York Water Co.	20,725	328,077

Total Utilities		28,911,543

TOTAL COMMON STOCKS		1,133,781,945

RIGHTS/WARRANTS — (0.0%)
—*Contra Pharmacopeia Contingent Value Rights	38,293	—
—*Emergent Biosolutions, Inc. Contingent Value Rights	11,896	—
—*Lantronix, Inc. Warrants	17	—
*Valley National Bancorp Warrants 06/30/15	3	8

TOTAL RIGHTS/WARRANTS		8

1025

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	6,948,419	$6,948,419

	Shares/ Face Amount (000)
SECURITIES LENDING COLLATERAL — (13.0%)
§@DFA Short Term Investment Fund	170,096,300	170,096,300
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.23%, 11/01/10 (Collateralized by $797,132 FNMA 3.500%, 10/01/20, valued at $833,961) to be repurchased at $809,687	$810	809,671

TOTAL SECURITIES LENDING COLLATERAL		170,905,971

TOTAL INVESTMENTS — (100.0%) (Cost $999,335,923)		$1,311,636,343

1026

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (94.6%)
AUSTRALIA — (5.6%)
Alumina, Ltd.	903,227	$1,804,830
Alumina, Ltd. Sponsored ADR	39,590	316,324
Amcor, Ltd.	714,496	4,708,207
*Asciano Group, Ltd.	1,670,139	2,565,781
Bank of Queensland, Ltd.	90,193	919,809
Bendigo Bank, Ltd.	191,011	1,696,236
BlueScope Steel, Ltd.	1,393,066	2,737,395
Boral, Ltd.	436,538	1,879,675
Caltex Australia, Ltd.	144,422	1,645,218
Crown, Ltd.	287,659	2,355,761
CSR, Ltd.	940,199	1,680,403
Downer EDI, Ltd.	47,685	236,804
#Fairfax Media, Ltd.	1,234,711	1,754,148
Goodman Fielder, Ltd.	685,069	996,005
#Harvey Norman Holdings, Ltd.	283,406	924,821
Incitec Pivot, Ltd.	906,667	3,319,922
Insurance Australia Group, Ltd.	660,299	2,469,528
Lend Lease Group NL	79,096	558,404
Macquarie Group, Ltd.	182,238	6,479,497
National Australia Bank, Ltd.	25,722	643,778
OneSteel, Ltd.	682,665	1,811,933
Origin Energy, Ltd.	563,370	8,819,714
OZ Minerals, Ltd.	1,529,990	2,359,700
#Primary Health Care, Ltd.	97,680	298,901
*Qantas Airways, Ltd.	876,752	2,447,824
Santos, Ltd.	534,149	6,604,664
Sims Metal Management, Ltd.	31,267	502,177
Sims Metal Management, Ltd. Sponsored ADR	7,228	115,287
Sonic Healthcare, Ltd.	151,578	1,617,192
Suncorp-Metway, Ltd.	777,973	7,023,181
TABCORP Holdings, Ltd. (6873262)	350,924	2,538,783
*TABCORP Holdings, Ltd. (B59GPT7)	38,992	281,875
Tatts Group, Ltd.	676,248	1,656,165
Toll Holdings, Ltd.	366,711	2,230,795
Washington H. Soul Pattinson & Co., Ltd.	47,047	603,159
Wesfarmers, Ltd.	881,538	28,682,249

TOTAL AUSTRALIA		107,286,145

AUSTRIA — (0.2%)
Erste Group Bank AG	66,051	2,984,297
OMV AG	23,404	875,348
#Raiffeisen Bank International AG	11,688	660,105

TOTAL AUSTRIA		4,519,750

BELGIUM — (0.9%)
*Ageas SA	366,730	1,129,190
Delhaize Group SA	55,030	3,846,423
Delhaize Group SA Sponsored ADR	10,600	746,876
*Dexia SA	94,974	423,213
*KBC Groep NV	36,668	1,596,692
#Solvay SA	49,111	5,204,313
UCB SA	99,152	3,846,307

TOTAL BELGIUM		16,793,014

CANADA — (10.9%)
Astral Media, Inc. Class A	22,250	892,269
#BCE, Inc.	165,392	5,547,662
Canadian Pacific Railway, Ltd.	101,236	6,598,852

1027

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Canadian Tire Corp. Class A	62,053	$3,625,589
Canadian Utilities, Ltd. Class A	21,925	1,053,148
*CGI Group, Inc.	32,561	500,914
Empire Co., Ltd. Class A	19,858	1,136,495
Encana Corp.	494,397	13,965,661
Ensign Energy Services, Inc.	47,000	583,410
Fairfax Financial Holdings, Ltd.	13,300	5,440,364
*Genworth MI Canada, Inc.	6,396	170,890
George Weston, Ltd.	38,500	3,093,514
Goldcorp, Inc.	236,291	10,550,733
Husky Energy, Inc.	174,437	4,330,567
Industrial Alliance Insurance & Financial Services, Inc.	43,200	1,355,427
Inmet Mining Corp.	32,600	1,949,160
Intact Financial Corp.	10,106	457,688
Loblaw Cos., Ltd.	71,387	3,050,344
*Lundin Mining Corp.	125,246	793,302
Magna International, Inc.	70,869	6,409,409
Manitoba Telecom Services, Inc.	8,700	248,486
#Manulife Financial Corp.	609,276	7,712,279
Metro, Inc. Class A	27,000	1,238,945
National Bank of Canada	21,189	1,394,664
*New Gold, Inc.	164,236	1,215,788
Nexen, Inc.	290,307	6,176,745
*Quadra FNX Mining, Ltd.	21,949	309,899
Sears Canada, Inc.	14,197	271,440
*Sino-Forest Corp.	129,405	2,557,903
#Sun Life Financial, Inc.	494,520	13,993,379
Suncor Energy, Inc.	975,599	31,260,492
Talisman Energy, Inc.	665,333	12,061,974
*Teck Resources, Ltd. Class A	541	24,241
Teck Resources, Ltd. Class B	321,554	14,376,765
Telus Corp.	4,900	217,159
Telus Corp. Non-Voting	96,770	4,093,203
Thomson Reuters Corp.	335,015	12,794,229
#TransAlta Corp.	133,867	2,710,416
#TransCanada Corp.	515,120	19,025,954
*Viterra, Inc.	160,827	1,540,621
Yamana Gold, Inc.	409,080	4,500,321

TOTAL CANADA		209,230,301

DENMARK — (1.5%)
A.P. Moller - Maersk A.S.	852	7,393,158
Carlsberg A.S. Series B	71,633	7,831,667
Danisco A.S.	32,259	2,782,524
*Danske Bank A.S.	296,654	7,880,243
*Jyske Bank A.S.	35,220	1,578,595
*Sydbank A.S.	22,100	581,809

TOTAL DENMARK		28,047,996

FINLAND — (1.1%)
Kesko Oyj	68,400	3,394,302
#Neste Oil Oyj	67,917	1,126,650
#Outokumpu Oyj	62,923	1,130,316
Pohjola Bank P.L.C.	16,831	212,939
#*Rautaruukki Oyj Series K	16,100	319,952
Stora Enso Oyj Series R	584,456	5,807,236
UPM-Kymmene Oyj	522,500	8,681,577

TOTAL FINLAND		20,672,972

1028

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (8.5%)
*Air France-KLM SA	157,437	$2,874,491
AXA SA	948,963	17,306,259
AXA SA Sponsored ADR	403,078	7,348,112
BNP Paribas SA	58,903	4,308,514
Capgemini SA	59,817	3,053,568
Casino Guichard Perrachon SA	31,140	2,929,691
Cie de Saint-Gobain SA	276,766	13,003,164
#*Cie Generale de Geophysique-Veritas SA Sponsored ADR	28,903	673,151
Cie Generale des Establissements Michelin SA Series B	24,201	1,933,717
Ciments Francais SA	10,236	943,827
CNP Assurances SA	102,520	2,048,719
Credit Agricole SA	628,325	10,304,976
#Credit Industriel et Commercial	3,905	755,570
*European Aeronautic Defence & Space Co. SA	15,093	397,044
GDF Suez SA	462,170	18,467,008
Groupe Eurotunnel SA	189,346	1,883,683
Lafarge SA	109,354	6,253,488
Lagardere SCA	86,944	3,714,394
*Natixis SA	482,217	2,962,277
*Peugeot SA	74,673	2,986,999
PPR SA	61,307	10,083,381
*Renault SA	111,745	6,238,368
*Rexel SA	31,858	601,648
SCOR SE	125,072	3,075,304
Societe Generale Paris SA	234,110	14,038,385
STMicroelectronics NV	551,076	4,832,485
Vivendi SA	685,233	19,580,658

TOTAL FRANCE		162,598,881

GERMANY — (9.0%)
Allianz SE	188,633	23,624,718
Allianz SE Sponsored ADR	716,588	8,978,848
Bayerische Motoren Werke AG	235,671	16,891,113
Celesio AG	13,952	333,878
#*Commerzbank AG	304,427	2,743,755
*Daimler AG	448,509	29,639,024
#Deutsche Bank AG	239,182	13,843,854
Deutsche Bank AG (5750355)	117,000	6,739,894
*Deutsche Lufthansa AG	141,492	3,024,749
*Deutsche Postbank AG	9,757	339,625
Deutsche Telekom AG	920,799	13,326,266
Deutsche Telekom AG Sponsored ADR	681,300	9,817,533
E.ON AG	395,718	12,408,174
Fraport AG	14,157	898,079
Generali Deutschland Holding AG	2,410	315,258
Hannover Rueckversicherung AG	7,943	400,104
Heidelberger Zement AG	43,473	2,289,645
*Merck KGaA	27,721	2,308,017
Munchener Rueckversicherungs-Gesellschaft AG	109,310	17,085,233
Porsche Automobil Holding SE	26,431	1,352,927
Salzgitter AG	6,527	467,865
Suedzucker AG	22,615	533,019
ThyssenKrupp AG	106,518	3,915,254
Volkswagen AG	9,604	1,259,057

TOTAL GERMANY		172,535,889

GREECE — (0.1%)
*Alpha Bank A.E.	28,960	191,309
*EFG Eurobank Ergasias	204,099	1,259,747

1029

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
Hellenic Petroleum S.A.	47,049	$376,839

TOTAL GREECE		1,827,895

HONG KONG — (2.0%)
Allied Properties, Ltd.	45,815	9,487
Cheung Kong Holdings, Ltd.	334,000	5,114,543
Great Eagle Holdings, Ltd.	78,000	233,730
Henderson Land Development Co., Ltd.	553,641	3,946,027
Hong Kong & Shanghai Hotels, Ltd.	356,299	628,475
Hopewell Holdings, Ltd.	180,831	570,838
Hutchison Whampoa, Ltd.	1,741,000	17,217,005
Hysan Development Co., Ltd.	284,762	1,102,866
New World Development Co., Ltd.	2,121,771	4,199,682
*Orient Overseas International, Ltd.	51,500	452,921
Pacific Basin Shipping, Ltd.	71,000	51,986
#Shun Tak Holdings, Ltd.	484,000	319,813
Sun Hung Kai & Co., Ltd.	35,677	27,026
Tsim Sha Tsui Properties, Ltd.	249,333	860,890
Wheelock & Co., Ltd.	924,000	3,256,831

TOTAL HONG KONG		37,992,120

IRELAND — (0.1%)
Bank of Ireland P.L.C. Sponsored ADR	252,186	776,733
#CRH P.L.C. Sponsored ADR	118,052	2,085,979

TOTAL IRELAND		2,862,712

ISRAEL — (0.3%)
*Bank Hapoalim B.M.	437,578	1,982,899
*Bank Leumi Le-Israel B.M.	519,629	2,391,105
Elbit Systems, Ltd.	4,545	241,339
*Israel Discount Bank, Ltd.	203,044	411,949
*NICE Systems, Ltd. Sponsored ADR	27,947	935,945

TOTAL ISRAEL		5,963,237

ITALY — (1.4%)
*Banca Monte Dei Paschi di Siena SpA	2,351,101	3,309,281
Banco Popolare Scarl	491,134	2,639,555
Intesa Sanpaolo SpA	1,735,852	6,105,274
Telecom Italia SpA	1,829,591	2,808,004
Telecom Italia SpA Sponsored ADR	206,300	3,148,138
Unione di Banche Italiane ScpA	758,308	8,006,763

TOTAL ITALY		26,017,015

JAPAN — (19.1%)
77 Bank, Ltd. (The)	298,000	1,403,310
#AEON Co., Ltd.	399,800	4,708,540
Aisin Seiki Co., Ltd.	80,000	2,506,659
Ajinomoto Co., Inc.	369,000	3,516,584
Alfresa Holdings Corp.	15,200	639,077
Amada Co., Ltd.	234,000	1,539,744
Aozora Bank, Ltd.	254,000	424,589
Asahi Kasei Corp.	234,000	1,376,600
Asatsu-DK, Inc.	6,000	138,188
*Autobacs Seven Co., Ltd.	7,400	277,214
Bank of Kyoto, Ltd. (The)	176,000	1,571,716
Bank of Yokohama, Ltd. (The)	436,000	2,137,740
Bridgestone Corp.	300,100	5,372,180
Canon Marketing Japan, Inc.	39,500	492,026
#*Casio Computer Co., Ltd.	87,000	610,180
Chiba Bank, Ltd. (The)	316,000	1,950,935

1030

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Chugoku Bank, Ltd. (The)	78,400	$909,381
Chuo Mitsui Trust Holdings, Inc.	63,311	228,398
Citizen Holdings Co., Ltd.	144,000	827,612
Coca-Cola West Co., Ltd.	34,500	527,925
Comsys Holdings Corp.	46,000	408,282
Cosmo Oil Co., Ltd.	342,000	920,951
Credit Saison Co., Ltd.	95,400	1,353,125
Dai Nippon Printing Co., Ltd.	429,000	5,411,514
Daicel Chemical Industries, Ltd.	197,000	1,368,470
Daido Steel Co., Ltd.	71,000	361,793
Dainippon Sumitomo Pharma Co., Ltd.	73,800	666,503
Daishi Bank, Ltd. (The)	255,000	788,141
Daiwa House Industry Co., Ltd.	271,200	2,922,554
Daiwa Securities Group, Inc.	1,066,098	4,346,719
Denso Corp.	112,000	3,482,987
*Elpida Memory, Inc.	92,100	942,807
Fuji Electric Holdings Co., Ltd.	239,000	570,103
Fuji Heavy Industries, Ltd.	423,000	2,915,100
Fuji Television Network, Inc.	151	199,871
FUJIFILM Holdings Corp.	363,000	12,110,263
Fujikura, Ltd.	167,000	777,097
Fukuoka Financial Group, Inc.	416,000	1,613,458
Glory, Ltd.	29,700	655,980
Gunma Bank, Ltd. (The)	184,000	922,813
H2O Retailing Corp.	68,000	445,445
Hachijuni Bank, Ltd. (The)	364,000	1,867,918
Hakuhodo Dy Holdings, Inc.	13,520	675,261
Hankyu Hanshin Holdings, Inc.	14,000	67,113
#Higo Bank, Ltd. (The)	164,000	765,476
Hino Motors, Ltd.	36,000	155,527
Hiroshima Bank, Ltd. (The)	46,000	187,888
Hitachi Capital Corp.	16,800	223,564
Hitachi High-Technologies Corp.	31,100	604,388
Hitachi Transport System, Ltd.	17,600	272,471
*Hitachi, Ltd. ADR	11,092	500,360
Hokkoku Bank, Ltd. (The)	108,000	434,784
Hokuhoku Financial Group, Inc.	606,000	1,120,654
House Foods Corp.	37,000	546,392
Hyakugo Bank, Ltd. (The)	192,000	808,253
Hyakujishi Bank, Ltd. (The)	120,000	431,469
Idemitsu Kosan Co., Ltd.	18,800	1,583,714
Inpex Corp.	188	979,056
Isetan Mitsukoshi Holdings, Ltd.	175,755	1,939,246
ITOCHU Corp.	233,000	2,042,078
Iyo Bank, Ltd. (The)	117,000	871,045
J Front Retailing Co., Ltd.	223,000	1,142,896
Joyo Bank, Ltd. (The)	314,000	1,365,870
JS Group Corp.	191,440	3,762,519
JTEKT Corp.	94,700	948,801
Juroku Bank, Ltd.	127,000	383,654
JX Holdings, Inc.	1,450,586	8,550,855
Kagoshima Bank, Ltd. (The)	145,000	867,116
Kajima Corp.	399,000	935,622
Kamigumi Co., Ltd.	126,000	984,164
Kandenko Co., Ltd.	61,000	355,492
Kaneka Corp.	180,000	1,113,400
Kawasaki Kisen Kaisha, Ltd.	327,000	1,269,747
Keiyo Bank, Ltd. (The)	108,000	489,216
Kewpie Corp.	34,700	441,449
Kinden Corp.	109,000	936,960
Kobe Steel, Ltd.	1,130,000	2,483,475

1031

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kuraray Co., Ltd.	71,900	$1,029,770
Kyocera Corp.	66,900	6,667,403
Kyocera Corp. Sponsored ADR	1,779	177,420
Kyowa Hakko Kirin Co., Ltd.	139,000	1,363,008
Mabuchi Motor Co., Ltd.	9,600	508,188
Marui Group Co., Ltd.	108,800	854,978
Maruichi Steel Tube, Ltd.	22,200	439,721
Mazda Motor Corp.	901,000	2,289,845
Medipal Holdings Corp.	80,200	935,403
Meiji Holdings Co., Ltd.	39,500	1,823,278
Mitsubishi Chemical Holdings Corp.	621,000	3,194,161
Mitsubishi Gas Chemical Co., Inc.	235,000	1,452,831
Mitsubishi Heavy Industries, Ltd.	2,049,000	7,448,161
Mitsubishi Logistics Corp.	69,000	834,516
*Mitsubishi Materials Corp.	523,000	1,637,245
Mitsubishi Tanabe Pharma Corp.	55,000	899,803
Mitsubishi UFJ Financial Group, Inc.	2,868,387	13,312,196
Mitsubishi UFJ Financial Group, Inc. ADR	1,691,580	7,882,763
Mitsui & Co., Ltd.	12,600	198,165
*Mitsui & Co., Ltd. Sponsored ADR	5,227	1,647,237
Mitsui Chemicals, Inc.	456,000	1,335,767
#*Mitsui Engineering & Shipbuilding Co., Ltd.	301,000	679,779
Mitsui Mining & Smelting Co., Ltd.	17,000	51,848
Mitsui O.S.K. Lines, Ltd.	556,000	3,555,814
Mitsumi Electric Co., Ltd.	25,500	433,581
*Mizuho Financial Group, Inc. ADR	134,946	391,343
Mizuho Securities Co., Ltd.	277,000	588,567
MS&AD Insurance Group Holdings, Inc.	241,191	5,778,188
Nagase & Co., Ltd.	96,000	1,123,935
Namco Bandai Holdings, Inc.	81,600	751,901
Nanto Bank, Ltd. (The)	58,000	303,533
NEC Corp.	1,421,000	3,953,873
NGK Spark Plug Co., Ltd.	8,000	111,288
Nippon Express Co., Ltd.	574,000	2,280,705
Nippon Kayaku Co., Ltd.	16,000	155,627
Nippon Meat Packers, Inc.	97,397	1,132,451
Nippon Paper Group, Inc.	51,200	1,299,965
Nippon Sheet Glass Co., Ltd.	343,000	752,705
Nippon Shokubai Co., Ltd.	58,000	547,723
*Nippon Steel Corp.	444,000	1,395,547
Nippon Television Network Corp.	2,660	351,098
Nippon Yusen K.K.	727,000	3,049,659
Nishi-Nippon Bank, Ltd.	319,000	869,238
Nissan Motor Co., Ltd.	990,600	8,706,198
#Nisshin Seifun Group, Inc.	104,500	1,293,867
Nisshin Steel Co., Ltd.	363,000	653,921
Nisshinbo Holdings, Inc.	80,000	809,821
*NKSJ Holdings, Inc.	256,000	1,756,786
NOK Corp.	68,200	1,214,462
Nomura Real Estate Holdings, Inc.	35,800	549,113
NTN Corp.	168,000	759,898
Obayashi Corp.	315,000	1,283,416
Oji Paper Co., Ltd.	409,000	1,886,659
Ono Pharmaceutical Co., Ltd.	36,700	1,548,053
Onward Holdings Co., Ltd.	84,000	627,523
Panasonic Corp.	83,100	1,211,372
*Panasonic Corp. Sponsored ADR	174,545	2,530,902
Rengo Co., Ltd.	93,000	591,623
Ricoh Co., Ltd.	426,000	5,959,151
Rohm Co., Ltd.	55,900	3,486,090
San-in Godo Bank, Ltd. (The)	133,000	920,226

1032

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sankyo Co., Ltd.	19,400	$1,033,611
Sapporo Hokuyo Holdings, Inc.	112,000	461,795
SBI Holdings, Inc.	10,004	1,218,534
Seiko Epson Corp.	70,300	1,120,919
Seino Holdings Co., Ltd.	46,000	280,075
Sekisui Chemical Co., Ltd.	257,000	1,632,744
Sekisui House, Ltd.	307,000	2,885,303
Seven & I Holdings Co., Ltd.	287,700	6,678,392
Sharp Corp.	636,454	6,287,130
Shiga Bank, Ltd.	195,000	1,026,946
Shimizu Corp.	284,000	1,096,338
#*Shinsei Bank, Ltd.	374,000	296,400
Shizuoka Bank, Ltd.	279,000	2,388,860
Showa Denko K.K.	690,000	1,261,639
Showa Shell Sekiyu K.K.	81,600	686,972
#SKY Perfect JSAT Holdings, Inc.	280	92,550
Sojitz Corp.	587,300	1,079,524
Sony Corp.	4,900	165,556
#Sony Corp. Sponsored ADR	643,747	21,784,398
Sumitomo Bakelite Co., Ltd.	52,000	281,696
Sumitomo Chemical Co., Ltd.	759,000	3,309,081
Sumitomo Corp.	726,600	9,199,344
Sumitomo Electric Industries, Ltd.	539,600	6,866,278
Sumitomo Forestry Co., Ltd.	42,900	316,886
Sumitomo Heavy Industries, Ltd.	119,000	676,365
Sumitomo Mitsui Financial Group, Inc.	342,327	10,217,689
Sumitomo Rubber Industries, Ltd.	53,700	577,163
Sumitomo Trust & Banking Co., Ltd.	146,000	797,131
Suzuken Co., Ltd.	36,500	1,147,499
*Taiheiyo Cement Corp.	514,000	554,817
Taisei Corp.	546,000	1,165,704
Taisho Pharmaceutical Co., Ltd.	75,000	1,579,284
Takashimaya Co., Ltd.	181,000	1,362,507
Takata Corp.	12,200	299,009
Teijin, Ltd.	749,000	2,773,254
Toda Corp.	120,000	404,324
Tokai Rika Co., Ltd.	16,400	274,983
Tokuyama Corp.	152,000	832,036
Tokyo Broadcasting System, Inc.	9,400	115,809
Tokyo Steel Manufacturing Co., Ltd.	93,400	924,317
Tokyo Tatemono Co., Ltd.	198,000	797,821
Toppan Printing Co., Ltd.	378,000	3,036,437
Tosoh Corp.	218,000	583,076
Toyo Seikan Kaisha, Ltd.	116,900	1,994,752
Toyobo Co., Ltd.	40,000	66,670
Toyota Auto Body Co., Ltd.	32,000	480,866
*Toyota Motor Corp. Sponsored ADR	268,360	19,005,255
Toyota Tsusho Corp.	122,900	1,902,653
TV Asahi Corp.	54	76,106
UNY Co., Ltd.	104,000	866,654
Wacoal Corp.	45,000	655,410
Yamaguchi Financial Group, Inc.	98,000	887,232
Yamaha Corp.	101,600	1,243,040
Yamato Holdings Co., Ltd.	88,300	1,113,187
Yamato Kogyo Co., Ltd.	19,200	491,098
Yamazaki Baking Co., Ltd.	66,000	805,047
Yokogawa Electric Corp.	118,600	778,066
Yokohama Rubber Co., Ltd.	104,000	519,860

TOTAL JAPAN		368,185,867

1033

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (3.3%)
*Aegon NV	1,019,264	$6,459,894
Akzo Nobel NV	136,215	8,091,307
ArcelorMittal NV	511,865	16,563,216
*ING Groep NV	485,693	5,196,310
*ING Groep NV Sponsored ADR	207,810	2,240,192
Koninklijke DSM NV	120,824	6,466,313
Koninklijke Philips Electronics NV	637,442	19,443,577

TOTAL NETHERLANDS		64,460,809

NEW ZEALAND — (0.1%)
*Auckland International Airport, Ltd.	187,694	300,761
Contact Energy, Ltd.	256,922	1,147,416
Fletcher Building, Ltd.	22,527	141,144

TOTAL NEW ZEALAND		1,589,321

NORWAY — (1.2%)
*Aker ASA	6,021	123,572
DnB NOR ASA Series A	559,230	7,681,789
Marine Harvest ASA	1,331,526	1,324,522
Norsk Hydro ASA	706,851	4,338,897
Orkla ASA	647,000	6,270,332
*Petroleum Geo-Services ASA	115,339	1,444,283
*Renewable Energy Corp. ASA	335,149	1,167,238
*Storebrand ASA	172,573	1,258,145

TOTAL NORWAY		23,608,778

PORTUGAL — (0.1%)
#Banco Comercial Portugues SA	611,255	556,068
#Banco Espirito Santo SA	314,793	1,563,301

TOTAL PORTUGAL		2,119,369

SINGAPORE — (1.3%)
*Allgreen Properties, Ltd.	58,000	53,494
CapitaLand, Ltd.	874,000	2,636,406
DBS Group Holdings, Ltd.	660,786	7,117,072
Fraser & Neave, Ltd.	700,550	3,385,330
Golden Agri-Resources, Ltd.	5,519,000	2,786,583
#*Neptune Orient Lines, Ltd.	656,000	1,090,385
#Overseas Union Enterprise, Ltd.	81,000	205,573
SATS, Ltd.	882	1,945
Singapore Airlines, Ltd.	483,400	5,928,408
Singapore Land, Ltd.	76,000	418,519
United Industrial Corp., Ltd.	428,000	767,528
UOL Group, Ltd.	315,100	1,110,488
Venture Corp., Ltd.	27,000	189,424
Wheelock Properties, Ltd.	175,000	264,055

TOTAL SINGAPORE		25,955,210

SPAIN — (2.3%)
Acciona SA	24,018	2,114,507
#Banco de Sabadell SA	891,238	4,337,821
Banco Espanol de Credito SA	68,175	684,161
#Banco Popular Espanol SA	988,067	6,398,927
Cia Espanola de Petroleos SA	1,998	47,577
Criteria Caixacorp SA	861,123	4,865,080
Fomento de Construcciones y Contratas SA	700	18,900
Gas Natural SDG SA	254,371	3,726,157
Iberdrola Renovables SA	700,013	2,365,009
Repsol YPF SA	391,406	10,853,896

1034

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Repsol YPF SA Sponsored ADR	314,184	$8,699,755

TOTAL SPAIN		44,111,790

SWEDEN — (2.9%)
Boliden AB	43,398	736,870
Nordea Bank AB	1,902,957	20,952,808
Skandinaviska Enskilda Banken AB Series A	806,394	6,251,486
SSAB AB Series A	116,881	1,639,054
#SSAB AB Series B	67,450	834,370
Svenska Cellulosa AB Series B	566,500	8,782,434
*Swedbank AB Series A	354,502	4,957,199
Tele2 AB Series B	151,010	3,318,762
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	126,886	1,394,477
TeliaSonera AB	674,558	5,634,564
*Volvo AB Series A	75,970	1,005,082
*Volvo AB Series B	17,171	232,466

TOTAL SWEDEN		55,739,572

SWITZERLAND — (6.0%)
Adecco SA	77,639	4,344,040
Baloise Holding AG	42,075	3,887,605
Banque Cantonale Vaudoise AG	2,184	1,061,580
Compagnie Financiere Richemont SA Series A	317,832	15,852,890
Credit Suisse Group AG	37,443	1,550,088
Credit Suisse Group AG Sponsored ADR	198,516	8,238,414
Givaudan SA	4,182	4,309,136
Holcim, Ltd. AG	205,405	12,795,970
*Lonza Group AG	15,095	1,321,457
#*Novartis AG ADR	109,546	6,348,191
Sika AG	1,280	2,538,130
St. Galler Kantonalbank AG	1,395	656,532
Swatch Group AG (The)	11,500	4,395,682
Swiss Life Holding AG	25,950	3,175,611
Swiss Reinsurance Co., Ltd. AG	263,053	12,638,940
*UBS AG	78,046	1,325,810
*UBS AG ADR	21,791	370,883
Valiant Holding AG	1,312	205,020
Zurich Financial Services AG	121,786	29,803,157

TOTAL SWITZERLAND		114,819,136

UNITED KINGDOM — (16.7%)
Associated British Foods P.L.C.	376,614	6,316,527
Aviva P.L.C.	1,853,237	11,818,742
Barclays P.L.C. Sponsored ADR	526,711	9,296,449
*BP P.L.C. Sponsored ADR	161,120	6,578,530
#*British Airways P.L.C.	632,582	2,741,248
Carnival P.L.C.	116,691	5,041,698
Carnival P.L.C. ADR	96,861	4,220,234
*easyJet P.L.C.	205,323	1,500,414
International Power P.L.C.	1,504,089	10,035,658
Investec P.L.C.	71,370	569,604
Kazakhmys P.L.C.	61,069	1,286,804
Kingfisher P.L.C.	2,682,072	10,217,655
Legal & General Group P.L.C.	3,119,702	5,015,561
*Lloyds Banking Group P.L.C. Sponsored ADR	250,250	1,096,095
Mondi P.L.C.	86,899	723,561
Old Mutual P.L.C.	4,065,617	8,466,986
Pearson P.L.C.	107,031	1,639,288
Pearson P.L.C. Sponsored ADR	474,900	7,313,460
Rexam P.L.C.	924,114	4,706,923

1035

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	306,118	$4,401,977
Royal Dutch Shell P.L.C. ADR	984,627	63,331,209
Royal Dutch Shell P.L.C. Series B	243,850	7,803,642
RSA Insurance Group P.L.C.	1,363,044	2,859,629
SABmiller P.L.C.	207,916	6,745,560
Sainsbury (J.) P.L.C.	1,256,167	7,843,078
Standard Life P.L.C.	104,341	379,317
Thomas Cook Group P.L.C.	332,800	964,672
Vodafone Group P.L.C.	15,557,592	42,528,527
Vodafone Group P.L.C. Sponsored ADR	1,779,829	48,963,096
Whitbread P.L.C.	55,825	1,514,420
William Morrison Supermarkets P.L.C.	2,153,935	10,136,987
*Wolseley P.L.C.	225,220	5,990,777
Xstrata P.L.C.	1,031,575	19,985,101

TOTAL UNITED KINGDOM		322,033,429

TOTAL COMMON STOCKS		1,818,971,208

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $2,975,000 FNMA 5.50%, 12/01/38, valued at $1,531,042) to be repurchased at $1,507,024	$1,507	1,507,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (5.3%)
§@DFA Short Term Investment Fund	101,061,727	101,061,727
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $113,881,244 FNMA 7.000%, 08/01/38, valued at $1,958,608) to be repurchased at $1,920,239	$1,920	1,920,204

TOTAL SECURITIES LENDING COLLATERAL		102,981,931

TOTAL INVESTMENTS — (100.0%) (Cost $1,712,594,168)		$1,923,460,139

1036

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (89.1%)
AUSTRALIA — (5.1%)
Alumina, Ltd.	12,119	$24,216
Amcor, Ltd.	20,623	135,896
Australia & New Zealand Banking Group, Ltd.	15,365	374,855
Bank of Queensland, Ltd.	4,366	44,526
#Bendigo Bank, Ltd.	8,054	71,522
BlueScope Steel, Ltd.	30,800	60,522
Boral, Ltd.	15,539	66,909
Caltex Australia, Ltd.	2,781	31,680
#Crown, Ltd.	8,764	71,772
CSR, Ltd.	9,638	17,226
#Fairfax Media, Ltd.	35,541	50,493
Goodman Fielder, Ltd.	22,714	33,023
Incitec Pivot, Ltd.	39,877	146,017
Lend Lease Group NL	5,248	37,050
Macquarie Group, Ltd.	4,224	150,185
National Australia Bank, Ltd.	10,015	250,658
OneSteel, Ltd.	30,900	82,015
Origin Energy, Ltd.	15,360	240,465
Primary Health Care, Ltd.	7,209	22,060
*Qantas Airways, Ltd.	25,486	71,155
Santos, Ltd.	17,302	213,936
Sims Metal Management, Ltd.	3,434	55,153
Sonic Healthcare, Ltd.	9,034	96,384
Suncorp-Metway, Ltd.	22,076	199,292
TABCorp. Holdings, Ltd. (6873262)	13,704	99,143
*TABCorp. Holdings, Ltd. (B59GPT7)	1,523	11,010
Tatts Group, Ltd.	14,691	35,979
Washington H. Soul Pattinson & Co., Ltd.	4,770	61,153
Wesfarmers, Ltd.	27,904	907,901

TOTAL AUSTRALIA		3,662,196

AUSTRIA — (0.2%)
Erste Group Bank AG	1,681	75,950
OMV AG	124	4,638
Voestalpine AG	857	34,031

TOTAL AUSTRIA		114,619

BELGIUM — (0.7%)
Delhaize Group SA	3,089	215,911
*KBC Groep NV	2,524	109,906
#Solvay SA	735	77,888
#UCB SA	2,537	98,415

TOTAL BELGIUM		502,120

CANADA — (9.7%)
Astral Media, Inc. Class A	1,300	52,133
#BCE, Inc.	8,548	286,721
Canadian Pacific Railway, Ltd.	4,000	260,731
#Canadian Tire Corp. Class A	2,200	128,540
Canadian Utilities, Ltd. Class A	2,184	104,907
*CGI Group, Inc.	4,500	69,227
Empire Co., Ltd. Class A	600	34,339
#Encana Corp.	14,690	414,961
Fairfax Financial Holdings, Ltd.	447	182,845
George Weston, Ltd.	1,300	104,456
#Husky Energy, Inc.	7,339	182,198
Industrial Alliance Insurance & Financial Services, Inc.	2,000	62,751
Inmet Mining Corp.	2,500	149,475

1037

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#Loblaw Cos., Ltd.	1,800	$76,913
Magna International, Inc.	3,320	300,262
#Manitoba Telecom Services, Inc.	500	14,281
#Manulife Financial Corp.	7,200	91,138
#Metro, Inc. Class A	1,100	50,476
*New Gold, Inc.	1,764	13,058
Nexen, Inc.	7,969	169,553
Sears Canada, Inc.	1,300	24,855
#*Sino-Forest Corp.	6,500	128,483
#Sun Life Financial, Inc.	14,250	403,231
#Suncor Energy, Inc.	20,372	652,767
Talisman Energy, Inc.	34,590	627,090
Teck Resources, Ltd. Class B	11,375	508,579
Telus Corp. Non-Voting	6,000	253,790
Thomson Reuters Corp.	11,678	445,983
#TransAlta Corp.	5,411	109,557
#TransCanada Corp.	20,168	744,905
*Viterra, Inc.	10,544	101,005
Yamana Gold, Inc.	23,700	260,726

TOTAL CANADA		7,009,936

DENMARK — (1.6%)
#A.P. Moller - Maersk A.S.	30	260,322
Carlsberg A.S. Series B	3,049	333,348
Danisco A.S.	1,400	120,758
*Danske Bank A.S.	13,686	363,552
*Jyske Bank A.S.	1,034	46,345
#*Sydbank A.S.	700	18,428

TOTAL DENMARK		1,142,753

FINLAND — (0.8%)
Kesko Oyj	927	46,002
#Neste Oil Oyj	3,185	52,835
Outokumpu Oyj	510	9,161
Stora Enso Oyj Series R	14,570	144,770
UPM-Kymmene Oyj	21,001	348,941

TOTAL FINLAND		601,709

FRANCE — (7.8%)
*Air France-KLM SA	4,815	87,912
AXA SA Sponsored ADR	37,500	683,625
BNP Paribas SA	126	9,216
Capgemini SA	365	18,633
Casino Guichard Perrachon SA	1,170	110,075
Cie de Saint-Gobain SA	7,901	371,209
Ciments Francais SA	244	22,498
CNP Assurances SA	4,580	91,525
Credit Agricole SA	28,101	460,876
*European Aeronautic Defence & Space Co. SA	296	7,787
GDF Suez SA	20,275	810,132
Groupe Eurotunnel SA	6,619	65,848
Lafarge SA	1,057	60,445
Lagardere SCA	3,281	140,170
*Natixis SA	21,884	134,434
*Peugeot SA	4,276	171,045
PPR SA	1,901	312,664
*Renault SA	4,412	246,308
SCOR SE	1,668	41,013
Societe Generale Paris SA	12,480	748,362
STMicroelectronics NV	18,300	160,476

1038

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Vivendi SA	32,112	$917,606

TOTAL FRANCE		5,671,859

GERMANY — (8.4%)
Allianz SE	7,152	895,729
Bayerische Motoren Werke AG	11,216	803,878
#*Commerzbank AG	13,215	119,105
*Daimler AG	12,699	839,194
Deutsche Bank AG	16,017	927,064
*Deutsche Lufthansa AG	7,439	159,027
#*Deutsche Postbank AG	701	24,401
Deutsche Telekom AG	65,866	953,246
E.ON AG	17,078	535,500
#Fraport AG	482	30,577
Hannover Rueckversicherung AG	783	39,441
Heidelberger Zement AG	2,192	115,449
*Merck KGaA	146	12,156
Munchener Rueckversicherungs-Gesellschaft AG	2,860	447,020
Porsche Automobil Holding SE	1,796	91,932
Salzgitter AG	1,060	75,982
Volkswagen AG	49	6,424

TOTAL GERMANY		6,076,125

GREECE — (0.1%)
*EFG Eurobank Ergasias	10,682	65,932
Hellenic Petroleum S.A.	5,666	45,382

TOTAL GREECE		111,314

HONG KONG — (1.9%)
Cheung Kong Holdings, Ltd.	11,210	171,659
Great Eagle Holdings, Ltd.	8,217	24,623
Henderson Land Development Co., Ltd.	12,826	91,416
Hong Kong & Shanghai Hotels, Ltd.	13,000	22,931
Hutchison Whampoa, Ltd.	79,000	781,243
New World Development Co., Ltd.	61,009	120,757
*Orient Overseas International, Ltd.	6,000	52,768
Wheelock & Co., Ltd.	27,000	95,167

TOTAL HONG KONG		1,360,564

ISRAEL — (0.2%)
*Bank Hapoalim B.M.	9,833	44,559
*Bank Leumi Le-Israel B.M.	13,744	63,244
Elbit Systems, Ltd.	213	11,310
*Israel Discount Bank, Ltd.	12,872	26,116

TOTAL ISRAEL		145,229

ITALY — (1.4%)
#*Banca Monte Dei Paschi di Siena SpA	88,378	124,396
Banco Popolare Scarl	22,865	122,886
Intesa Sanpaolo SpA	40,990	144,169
Telecom Italia SpA	207,561	318,559
UniCredit SpA	14,062	36,661
Unione di Banche Italiane ScpA	24,403	257,664

TOTAL ITALY		1,004,335

JAPAN — (20.1%)
77 Bank, Ltd. (The)	9,864	46,450
#AEON Co., Ltd.	19,300	227,301
Aisin Seiki Co., Ltd.	4,000	125,333
Ajinomoto Co., Inc.	17,000	162,011

1039

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Alfresa Holdings Corp.	1,000	$42,045
Amada Co., Ltd.	10,000	65,801
Aozora Bank, Ltd.	13,000	21,731
Asahi Kasei Corp.	10,000	58,829
Bank of Kyoto, Ltd. (The)	12,000	107,162
Canon Marketing Japan, Inc.	1,500	18,685
Chugoku Bank, Ltd. (The)	4,000	46,397
Citizen Holdings Co., Ltd.	8,200	47,128
Coca-Cola West Co., Ltd.	1,800	27,544
Cosmo Oil Co., Ltd.	20,636	55,569
Credit Saison Co., Ltd.	5,200	73,755
Dai Nippon Printing Co., Ltd.	20,000	252,285
Daicel Chemical Industries, Ltd.	4,000	27,786
Dainippon Sumitomo Pharma Co., Ltd.	3,800	34,319
Daishi Bank, Ltd. (The)	12,000	37,089
Daiwa House Industry Co., Ltd.	10,000	107,764
Daiwa Securities Group, Inc.	47,000	191,629
#*Elpida Memory, Inc.	2,900	29,687
Fuji Heavy Industries, Ltd.	19,000	130,938
Fuji Television Network, Inc.	10	13,236
FUJIFILM Holdings Corp.	17,000	567,147
Fujikura, Ltd.	12,000	55,839
Fukuoka Financial Group, Inc.	27,000	104,720
Glory, Ltd.	1,800	39,756
Gunma Bank, Ltd. (The)	14,735	73,900
Hachijuni Bank, Ltd. (The)	15,000	76,975
Hakuhodo Dy Holdings, Inc.	880	43,952
Higo Bank, Ltd. (The)	7,000	32,673
#Hiroshima Bank, Ltd. (The)	11,000	44,930
Hitachi Capital Corp.	1,700	22,623
Hitachi High-Technologies Corp.	1,400	27,207
Hokkoku Bank, Ltd. (The)	10,750	43,277
Hokuhoku Financial Group, Inc.	20,000	36,985
House Foods Corp.	2,300	33,965
Hyakugo Bank, Ltd. (The)	8,000	33,677
Hyakujishi Bank, Ltd. (The)	9,000	32,360
Idemitsu Kosan Co., Ltd.	800	67,392
Inpex Corp.	15	78,116
Isetan Mitsukoshi Holdings, Ltd.	11,400	125,785
ITOCHU Corp.	17,800	156,004
Iyo Bank, Ltd. (The)	9,000	67,003
J Front Retailing Co., Ltd.	15,000	76,876
Joyo Bank, Ltd. (The)	8,000	34,799
JS Group Corp.	7,000	137,576
JTEKT Corp.	1,800	18,034
Juroku Bank, Ltd.	11,000	33,230
JX Holdings, Inc.	56,740	334,469
Kagoshima Bank, Ltd. (The)	3,238	19,364
#Kajima Corp.	12,000	28,139
Kamigumi Co., Ltd.	5,000	39,054
Kaneka Corp.	9,000	55,670
Kawasaki Kisen Kaisha, Ltd.	14,000	54,362
Keiyo Bank, Ltd. (The)	9,000	40,768
Kinden Corp.	4,000	34,384
Kyowa Hakko Kirin Co., Ltd.	9,000	88,252
Marui Group Co., Ltd.	7,158	56,249
Maruichi Steel Tube, Ltd.	900	17,827
Mazda Motor Corp.	19,000	48,288
Medipal Holdings Corp.	5,100	59,483
Meiji Holdings Co., Ltd.	800	36,927
Mitsubishi Chemical Holdings Corp.	39,000	200,600

1040

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Mitsubishi Gas Chemical Co., Inc.	12,000	$74,187
Mitsubishi Heavy Industries, Ltd.	105,000	381,677
Mitsubishi Logistics Corp.	3,000	36,283
*Mitsubishi Materials Corp.	39,000	122,089
Mitsubishi Tanabe Pharma Corp.	2,000	32,720
Mitsubishi UFJ Financial Group, Inc.	331,000	1,536,172
Mitsubishi UFJ Financial Group, Inc. ADR	74,759	348,377
Mitsui & Co., Ltd.	12,100	190,302
Mitsui Chemicals, Inc.	17,000	49,798
Mitsui O.S.K. Lines, Ltd.	2,000	12,791
Mitsumi Electric Co., Ltd.	1,500	25,505
Mizuho Securities Co., Ltd.	12,000	25,498
MS&AD Insurance Group Holdings, Inc.	6,119	146,592
Nagase & Co., Ltd.	3,111	36,422
Namco Bandai Holdings, Inc.	5,100	46,994
NEC Corp.	65,000	180,860
Nippon Express Co., Ltd.	17,000	67,547
Nippon Meat Packers, Inc.	6,000	69,763
Nippon Paper Group, Inc.	3,600	91,404
Nippon Sheet Glass Co., Ltd.	22,261	48,851
Nippon Shokubai Co., Ltd.	2,000	18,887
Nippon Television Network Corp.	150	19,799
Nippon Yusen K.K.	26,000	109,066
Nishi-Nippon Bank, Ltd.	18,779	51,171
Nisshin Steel Co., Ltd.	16,000	28,823
Nisshinbo Holdings, Inc.	3,000	30,368
*NKSJ Holdings, Inc.	6,000	41,175
NOK Corp.	2,200	39,176
Obayashi Corp.	19,000	77,412
Ogaki Kyoritsu Bank, Ltd. (The)	5,000	14,035
Oji Paper Co., Ltd.	30,000	138,386
Onward Holdings Co., Ltd.	3,000	22,412
Panasonic Corp.	19,300	281,342
*Panasonic Corp. Sponsored ADR	6,659	96,556
Rengo Co., Ltd.	7,000	44,531
Ricoh Co., Ltd.	23,000	321,738
Rohm Co., Ltd.	3,200	199,562
San-in Godo Bank, Ltd. (The)	3,000	20,757
Sapporo Hokuyo Holdings, Inc.	7,000	28,862
SBI Holdings, Inc.	688	83,802
Seiko Epson Corp.	3,500	55,807
Sekisui Chemical Co., Ltd.	14,000	88,943
Sekisui House, Ltd.	20,000	187,968
Seven & I Holdings Co., Ltd.	7,800	181,062
#Sharp Corp.	13,000	128,419
Shiga Bank, Ltd.	7,108	37,434
Shimizu Corp.	14,000	54,045
#*Shinsei Bank, Ltd.	22,000	17,435
Shizuoka Bank, Ltd.	10,000	85,622
Showa Denko K.K.	11,000	20,113
SKY Perfect JSAT Holdings, Inc.	46	15,205
Sojitz Corp.	26,100	47,975
#Sony Corp. Sponsored ADR	22,200	751,248
#Sumitomo Corp.	28,900	365,897
Sumitomo Electric Industries, Ltd.	26,600	338,478
Sumitomo Forestry Co., Ltd.	2,700	19,944
Sumitomo Mitsui Financial Group, Inc.	13,400	399,960
Suzuken Co., Ltd.	800	25,151
*Taiheiyo Cement Corp.	18,000	19,429
Taisei Corp.	35,297	75,359
#Taiyo Yuden Co., Ltd.	3,000	38,543

1041

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Takashimaya Co., Ltd.	6,000	$45,166
Teijin, Ltd.	30,138	111,589
Tokai Rika Co., Ltd.	600	10,060
Tokuyama Corp.	8,000	43,791
Tokyo Broadcasting System, Inc.	1,600	19,712
Tokyo Steel Manufacturing Co., Ltd.	2,900	28,699
Tokyo Tatemono Co., Ltd.	9,000	36,265
Toppan Printing Co., Ltd.	16,000	128,526
#Tosoh Corp.	13,000	34,771
#Toyo Seikan Kaisha, Ltd.	4,251	72,538
Toyota Auto Body Co., Ltd.	1,100	16,530
#*Toyota Motor Corp. Sponsored ADR	5,006	354,525
Toyota Tsusho Corp.	4,300	66,570
UNY Co., Ltd.	6,250	52,083
Wacoal Corp.	2,000	29,129
Yamaguchi Financial Group, Inc.	7,852	71,087
Yamaha Corp.	3,100	37,927
Yamato Kogyo Co., Ltd.	800	20,462
Yokogawa Electric Corp.	1,600	10,497
Yokohama Rubber Co., Ltd.	5,000	24,993

TOTAL JAPAN		14,489,760

NETHERLANDS — (3.5%)
*Aegon NV	43,125	273,318
Akzo Nobel NV	1,715	101,873
#ArcelorMittal NV	16,689	540,032
#ArcelorMittal NV ADR	6,200	200,756
*ING Groep NV	39,432	421,873
Koninklijke DSM NV	5,036	269,519
Koninklijke Philips Electronics NV	22,630	690,272

TOTAL NETHERLANDS		2,497,643

NEW ZEALAND — (0.1%)
Contact Energy, Ltd.	2,389	10,669
Fletcher Building, Ltd.	5,000	31,328

TOTAL NEW ZEALAND		41,997

NORWAY — (1.2%)
DnB NOR ASA Series A	14,627	200,922
Marine Harvest ASA	73,191	72,806
Norsk Hydro ASA	30,966	190,080
Orkla ASA	29,400	284,927
*Petroleum Geo-Services ASA	1,672	20,937
*Renewable Energy Corp. ASA	10,025	34,915
*Storebrand ASA	6,174	45,012

TOTAL NORWAY		849,599

PORTUGAL — (0.1%)
#Banco Comercial Portugues SA	26,753	24,338
Banco Espirito Santo SA	6,188	30,730

TOTAL PORTUGAL		55,068

SINGAPORE — (1.5%)
CapitaLand, Ltd.	45,500	137,250
DBS Group Holdings, Ltd.	30,752	331,218
Fraser & Neave, Ltd.	39,000	188,463
Golden Agri-Resources, Ltd.	137,000	69,172
#*Neptune Orient Lines, Ltd.	14,000	23,270
Singapore Airlines, Ltd.	21,000	257,544
United Industrial Corp., Ltd.	31,000	55,592

1042

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
UOL Group, Ltd.	4,000	$14,097
Venture Corp., Ltd.	1,000	7,016
Wheelock Properties, Ltd.	14,000	21,124

TOTAL SINGAPORE		1,104,746

SPAIN — (2.1%)
Acciona SA	893	78,618
#Banco de Sabadell SA	29,775	144,920
#Banco Espanol de Credito SA	5,354	53,729
#Banco Popular Espanol SA	37,795	244,768
Criteria Caixacorp SA	20,358	115,016
Gas Natural SDG SA	7,509	109,996
Repsol YPF SA	4,130	114,527
Repsol YPF SA Sponsored ADR	24,740	685,051

TOTAL SPAIN		1,546,625

SWEDEN — (2.4%)
#Nordea Bank AB	39,947	439,843
#Skandinaviska Enskilda Banken AB Series A	37,980	294,436
#SSAB AB Series A	3,054	42,827
SSAB AB Series B	1,349	16,687
Svenska Cellulosa AB Series B	13,891	215,352
#*Swedbank AB Series A	13,797	192,931
Tele2 AB Series B	2,113	46,438
*Telefonaktiebolaget LM Ericsson AB	38,431	422,649
TeliaSonera AB	6,594	55,080

TOTAL SWEDEN		1,726,243

SWITZERLAND — (5.0%)
Adecco SA	2,833	158,511
Baloise Holding AG	1,673	154,580
Credit Suisse Group AG Sponsored ADR	6,270	260,205
Givaudan SA	90	92,736
Holcim, Ltd. AG	10,746	669,436
*Lonza Group AG	387	33,879
#*Novartis AG ADR	2,059	119,319
Swatch Group AG (The)	538	205,641
Swiss Life Holding AG	779	95,330
Swiss Reinsurance Co., Ltd. AG	8,514	409,073
*UBS AG	1,537	26,110
Zurich Financial Services AG	5,755	1,408,349

TOTAL SWITZERLAND		3,633,169

UNITED KINGDOM — (15.2%)
Associated British Foods P.L.C.	11,453	192,088
Aviva P.L.C.	46,172	294,455
#Barclays P.L.C. Sponsored ADR	47,729	842,417
*BP P.L.C. Sponsored ADR	1,609	65,695
#*British Airways P.L.C.	21,703	94,048
#Carnival P.L.C. ADR	7,700	335,489
HSBC Holdings P.L.C. Sponsored ADR	17	886
International Power P.L.C.	50,968	340,071
Kazakhmys P.L.C.	5,739	120,928
Kingfisher P.L.C.	75,933	289,275
Legal & General Group P.L.C.	116,942	188,008
*Lloyds Banking Group P.L.C. Sponsored ADR	64,725	283,496
Old Mutual P.L.C.	118,038	245,824
Pearson P.L.C. Sponsored ADR	10,531	162,177
Rexam P.L.C.	33,974	173,045
*Royal Bank of Scotland Group P.L.C.	285,912	204,572

1043

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	5,598	$80,499
Royal Dutch Shell P.L.C. ADR	39,906	2,566,754
RSA Insurance Group P.L.C.	47,980	100,661
Sainsbury (J.) P.L.C.	40,938	255,603
Standard Life P.L.C.	22,429	81,537
Thomas Cook Group P.L.C.	15,027	43,558
Vodafone Group P.L.C. Sponsored ADR	97,500	2,682,225
Whitbread P.L.C.	1,848	50,133
William Morrison Supermarkets P.L.C.	65,037	306,081
*Wolseley P.L.C.	7,608	202,370
Xstrata P.L.C.	38,965	754,884

TOTAL UNITED KINGDOM		10,956,779

TOTAL COMMON STOCKS		64,304,388

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (10.9%)
§@DFA Short Term Investment Fund	5,418,136	5,418,136
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $2,537,880)## to be repurchased at $2,488,164	$2,488	2,488,118

TOTAL SECURITIES LENDING COLLATERAL		7,906,254

TOTAL INVESTMENTS — (100.0%) (Cost $71,618,928)		$72,210,642

1044

VA U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value†
COMMON STOCKS — (80.2%)
Consumer Discretionary — (11.2%)
*1-800-FLOWERS.COM, Inc.	2,270	$4,086
*4Kids Entertainment, Inc.	3,800	2,204
*AC Moore Arts & Crafts, Inc.	4,100	9,225
*AH Belo Corp.	5,125	37,259
*Aldila, Inc.	1,900	8,075
*All American Group, Inc.	4,100	615
*Alloy, Inc.	4,759	46,400
#American Greetings Corp. Class A	3,700	71,669
*America’s Car-Mart, Inc.	2,606	69,502
#*Arctic Cat, Inc.	4,500	59,895
*Asbury Automotive Group, Inc.	9,414	135,750
*Ascent Media Corp.	1,720	46,853
*Atrinsic, Inc.	2,907	1,453
*Audiovox Corp. Class A	5,000	32,400
#*AutoNation, Inc.	11,900	276,318
#Barnes & Noble, Inc.	8,800	131,824
*Bassett Furniture Industries, Inc.	4,100	19,434
*Beasley Broadcast Group, Inc.	1,950	8,521
#*Beazer Homes USA, Inc.	862	3,500
*Benihana, Inc. Class A	445	3,751
*Biglari Holdings, Inc.	310	103,351
*Bluegreen Corp.	10,098	32,617
Blyth, Inc.	1,700	68,204
Bob Evans Farms, Inc.	7,400	212,380
#Books-A-Million, Inc.	2,707	17,189
#*Boyd Gaming Corp.	5,900	49,029
#*Brookfield Homes Corp.	8,044	67,087
Brown Shoe Co., Inc.	7,600	89,300
#*Build-A-Bear-Workshop, Inc.	5,300	37,259
#*Cabela’s, Inc.	13,500	250,290
*Cache, Inc.	2,990	14,920
#Callaway Golf Co.	7,800	53,664
*Cambium Learning Group, Inc.	1,535	4,743
*Carmike Cinemas, Inc.	269	2,155
*Carriage Services, Inc.	5,800	30,450
*Casual Male Retail Group, Inc.	4,600	20,286
#*Cavco Industries, Inc.	1,669	52,891
#*Charming Shoppes, Inc.	3,700	12,913
Christopher & Banks Corp.	2,100	12,516
#Churchill Downs, Inc.	3,200	115,936
Cinemark Holdings, Inc.	3,175	55,721
*CKX, Inc.	1,481	6,042
*Clear Channel Outdoor Holdings, Inc.	5,300	62,964
*Coast Distribution System, Inc.	800	3,032
*Cobra Electronics Corp.	1,000	2,110
#*Collective Brands, Inc.	11,000	168,630
Columbia Sportswear Co.	1,400	73,150
#*Conn’s, Inc.	5,571	24,512
*Core-Mark Holding Co., Inc.	3,211	105,963
*Cost Plus, Inc.	2,352	12,136
CSS Industries, Inc.	2,842	47,547
*dELiA*s, Inc.	4,300	7,009
*Delta Apparel, Inc.	1,340	17,313
#Dillard’s, Inc.	15,300	390,303
*DineEquity, Inc.	1,100	48,895
*Dixie Group, Inc.	3,900	14,157
*Dorman Products, Inc.	3,602	131,437
*Dover Motorsports, Inc.	3,360	5,678

1045

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Dress Barn, Inc. (The)	93	$2,133
*Drew Industries, Inc.	800	16,856
*Duckwall-ALCO Stores, Inc.	1,100	14,157
*EDCI Holdings, Inc.	1,611	5,494
Emerson Radio Corp.	2,800	5,740
*Escalade, Inc.	157	706
#*EW Scripps Co. Class A (The)	2,976	26,010
*Federal-Mogul Corp.	8,900	176,487
Finish Line, Inc. Class A	2,307	35,297
*Fisher Communications, Inc.	1,303	23,819
Flexsteel Industries, Inc.	600	9,072
Foot Locker, Inc.	16,300	259,659
Fred’s, Inc.	12,020	144,000
*Full House Resorts, Inc.	1,309	4,581
*Furniture Brands International, Inc.	18,400	92,184
Gaiam, Inc.	513	3,622
*GameStop Corp. Class A	10,792	212,171
Gaming Partners International Corp.	300	1,620
#*Gaylord Entertainment Co.	1,557	51,910
*Genesco, Inc.	2,112	69,189
#*G-III Apparel Group, Ltd.	3,082	81,365
*Golfsmith International Holdings, Inc.	1,600	5,120
*Gray Television, Inc.	11,264	21,965
*Gray Television, Inc. Class A	700	1,337
*Great Wolf Resorts, Inc.	8,271	19,520
#*Group 1 Automotive, Inc.	7,575	267,094
Harte-Hanks, Inc.	1,300	15,704
*Hastings Entertainment, Inc.	3,300	21,912
Haverty Furniture Cos., Inc.	6,270	67,026
*Heelys, Inc.	2,100	5,628
*Helen of Troy, Ltd.	7,600	194,940
*Hollywood Media Corp.	2,073	2,633
Hooker Furniture Corp.	2,500	26,425
#Hot Topic, Inc.	6,636	38,024
*Iconix Brand Group, Inc.	6,100	106,750
International Speedway Corp.	3,800	86,792
#*Isle of Capri Casinos, Inc.	2,590	20,824
*J. Alexander’s Corp.	2,399	10,652
#*JAKKS Pacific, Inc.	8,600	162,110
#Jarden Corp.	12,066	386,836
*Jo-Ann Stores, Inc.	6,130	265,122
#*Johnson Outdoors, Inc. Class A	2,777	39,656
Jones Group, Inc. (The)	17,199	248,698
*Journal Communications, Inc.	12,723	58,653
*Kenneth Cole Productions, Inc. Class A	3,047	40,982
*Kid Brands, Inc.	3,700	36,112
*K-Swiss, Inc. Class A	2,710	32,954
Lacrosse Footwear, Inc.	1,800	25,974
*Lakeland Industries, Inc.	2,120	20,649
*Lakes Entertainment, Inc.	4,736	11,082
*Lazare Kaplan International, Inc.	2,900	5,800
*La-Z-Boy, Inc.	2,891	22,463
*Leapfrog Enterprises, Inc.	8,500	47,515
#*Lee Enterprises, Inc.	4,159	7,653
#*Lennar Corp. Class A	25,500	370,005
Lennar Corp. Class B Voting	2,960	35,283
*Liberty Media Corp. Capital Class A	3,900	224,406
*Liberty Media-Starz Corp. Series A	1,248	81,769
*Life Time Fitness, Inc.	300	10,839
*Lifetime Brands, Inc.	4,300	55,212
#Lithia Motors, Inc.	5,052	55,067

1046

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Luby’s, Inc.	8,010	$40,611
*M/I Homes, Inc.	3,540	37,453
Mac-Gray Corp.	4,000	48,600
*Madison Square Garden, Inc.	561	11,663
Marcus Corp.	4,600	58,972
*MarineMax, Inc.	6,061	45,336
#*McClatchy Co. (The)	3,400	9,384
*McCormick & Schmick’s Seafood Restaurants, Inc.	1,647	14,708
#*Media General, Inc.	7,800	42,978
Men’s Wearhouse, Inc. (The)	3,300	80,652
*Meritage Homes Corp.	1,275	23,345
*Modine Manufacturing Co.	10,307	139,351
#*Mohawk Industries, Inc.	7,200	412,848
*Monarch Casino & Resort, Inc.	1,800	20,790
*Motorcar Parts of America, Inc.	759	7,673
*Movado Group, Inc.	4,900	55,076
*MTR Gaming Group, Inc.	5,500	10,615
*Multimedia Games, Inc.	6,759	26,495
*Nautilus, Inc.	7,647	11,318
*Navarre Corp.	4,987	11,919
*New York & Co., Inc.	1,100	3,432
*Nobel Learning Communities, Inc.	100	671
#*O’Charley’s, Inc.	5,229	39,218
#*Orient-Express Hotels, Ltd.	7,100	89,886
#*Orleans Homebuilders, Inc.	4,800	336
*Outdoor Channel Holdings, Inc.	2,706	14,288
#*Pacific Sunwear of California, Inc.	900	5,364
*Palm Harbor Homes, Inc.	6,563	8,466
*Penn National Gaming, Inc.	7,504	249,583
*Penske Automotive Group, Inc.	1,696	22,811
Pep Boys - Manny, Moe & Jack (The)	13,100	153,139
*Perry Ellis International, Inc.	4,350	97,788
*Pinnacle Entertainment, Inc.	11,600	148,480
*Point.360	400	492
#*Pulte Group, Inc.	18,400	144,440
*Quiksilver, Inc.	11,100	46,287
#*Radio One, Inc.	600	696
*RC2 Corp.	4,953	104,508
*Reading International, Inc. Class A	1,086	5,191
*Red Lion Hotels Corp.	5,236	41,207
#*Red Robin Gourmet Burgers, Inc.	2,000	40,600
#Regis Corp.	13,290	271,780
#Rent-A-Center, Inc.	8,900	223,746
*Retail Ventures, Inc.	685	9,309
*Rick’s Cabaret International, Inc.	1,800	13,662
*Rocky Brands, Inc.	1,900	17,423
*Ruby Tuesday, Inc.	5,800	70,180
#Ryland Group, Inc. (The)	9,500	142,310
*Saga Communications, Inc.	1,743	35,540
#*Saks, Inc.	6,900	76,866
*Salem Communications Corp.	4,900	15,729
Scholastic Corp.	9,813	288,993
Service Corp. International	23,800	197,064
*Shiloh Industries, Inc.	5,891	59,381
*Shoe Carnival, Inc.	3,573	81,822
*Silverleaf Resorts, Inc.	12,000	12,480
#*Skechers U.S.A., Inc. Class A	2,451	47,647
Skyline Corp.	1,991	35,500
#*Smith & Wesson Holding Corp.	2,500	9,375
#*Sonic Automotive, Inc.	5,487	59,918
#Spartan Motors, Inc.	5,000	25,400

1047

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Speedway Motorsports, Inc.	10,592	$162,058
*Sport Chalet, Inc. Class A	4,484	9,372
*Sport Chalet, Inc. Class B	150	354
Stage Stores, Inc.	9,525	126,968
Standard Motor Products, Inc.	6,400	68,032
#*Standard Pacific Corp.	3,623	13,151
*Stanley Furniture, Inc.	2,500	9,650
*Steinway Musical Instruments, Inc.	2,578	43,852
Stewart Enterprises, Inc.	21,307	118,467
Superior Industries International, Inc.	6,496	116,603
*Syms Corp.	4,854	35,386
*Tandy Brands Accessories, Inc.	2,500	8,200
*Toll Brothers, Inc.	5,864	105,200
*Trans World Entertainment Corp.	8,600	15,652
#*Tuesday Morning Corp.	1,300	6,227
*Unifi, Inc.	18,826	89,047
*Universal Electronics, Inc.	1,400	29,484
#*Volcom, Inc.	181	3,108
#*Washington Post Co.	153	61,529
#*Wells-Gardner Electronics Corp.	1,068	2,040
Wendy’s/Arby’s Group, Inc.	39,997	183,986
#*West Marine, Inc.	6,879	67,483
*Wet Seal, Inc. (The)	1,232	4,312
Weyco Group, Inc.	87	2,171
#*Zale Corp.	3,300	8,448

Total Consumer Discretionary		13,097,346

Consumer Staples — (4.3%)
Alico, Inc.	400	10,240
*Alliance One International, Inc.	13,400	59,228
Andersons, Inc. (The)	2,100	82,677
B&G Foods, Inc.	2,205	27,011
#Cal-Maine Foods, Inc.	2,400	69,528
*Central European Distribution Corp.	5,300	132,341
*Central Garden & Pet Co.	4,215	43,625
*Central Garden & Pet Co. Class A	11,243	117,489
#*Chiquita Brands International, Inc.	13,347	177,115
Coca-Cola Bottling Co.	715	38,124
*Constellation Brands, Inc. Class A	19,700	388,681
*Craft Brewers Alliance, Inc.	3,112	20,290
Del Monte Foods Co.	37,871	543,070
#Diamond Foods, Inc.	1,910	84,422
#*Dole Food Co., Inc.	700	6,454
*Elizabeth Arden, Inc.	2,000	40,900
Farmer Brothers Co.	4,400	72,204
*Fresh Del Monte Produce, Inc.	5,785	128,022
*Hain Celestial Group, Inc.	13,200	326,436
*Harbinger Group, Inc.	1,840	9,494
Imperial Sugar Co.	2,140	27,178
Ingles Markets, Inc.	1,172	21,518
Inter Parfums, Inc.	744	13,013
#*John B. Sanfilippo & Son, Inc.	2,277	30,557
*Mannatech, Inc.	6,826	12,765
MGP Ingredients, Inc.	3,433	30,966
Nash-Finch Co.	3,913	163,955
*Natural Alternatives International, Inc.	600	4,116
*Nutraceutical International Corp.	2,600	42,250
Oil-Dri Corp. of America	682	14,997
*Omega Protein Corp.	932	5,266
*Orchids Paper Products Co.	500	6,500
*Pantry, Inc.	7,100	138,095

1048

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Parlux Fragrances, Inc.	6,953	$18,078
*Physicians Formula Holdings, Inc.	1,271	4,550
*Prestige Brands Holdings, Inc.	13,794	148,286
*Ralcorp Holdings, Inc.	7,100	440,626
Schiff Nutrition International, Inc.	1,078	8,710
*Seneca Foods Corp.	363	8,385
#*Smart Balance, Inc.	5,820	20,719
*Smithfield Foods, Inc.	22,070	369,672
Spartan Stores, Inc.	4,870	72,806
*Spectrum Brands Holdings, Inc.	2,935	83,207
Stephan Co. (The)	200	547
#*SUPERVALU, Inc.	5,600	60,424
*Susser Holdings Corp.	2,060	28,160
Tasty Baking Co.	1,300	8,216
#*TreeHouse Foods, Inc.	8,600	401,620
#Universal Corp.	2,827	117,151
Weis Markets, Inc.	6,017	234,422
*Winn-Dixie Stores, Inc.	12,248	82,062

Total Consumer Staples		4,996,168

Energy — (5.2%)
*Allis-Chalmers Energy, Inc.	7,800	40,092
#Alon USA Energy, Inc.	4,125	23,389
*Approach Resources, Inc.	3,844	59,390
#*ATP Oil & Gas Corp.	116	1,666
*Basic Energy Services, Inc.	11,800	130,508
#Berry Petroleum Corp. Class A	2,400	82,104
#*Bill Barrett Corp.	1,500	56,625
*Bolt Technology Corp.	1,400	15,554
*Bristow Group, Inc.	4,201	162,915
*Bronco Drilling Co., Inc.	7,505	31,671
*Cal Dive International, Inc.	5,300	26,818
#*China Natural Gas, Inc.	3,300	20,361
*Clayton Williams Energy, Inc.	1,100	65,692
#*Complete Production Services, Inc.	13,000	304,590
#*Comstock Resources, Inc.	300	6,705
*Crimson Exploration, Inc.	2,900	8,613
#*Crosstex Energy, Inc.	6,000	48,660
*CVR Energy, Inc.	4,272	40,669
*Dawson Geophysical Co.	2,215	55,021
Delek US Holdings, Inc.	6,498	47,760
#DHT Holdings, Inc.	3,052	13,124
*Double Eagle Petroleum Co.	1,300	5,538
*Endeavour International Corp.	400	552
*Energy Partners, Ltd.	2,351	26,261
*ENGlobal Corp.	2,200	6,358
*Exterran Holdings, Inc.	8,909	224,240
Frontier Oil Corp.	1,500	19,875
#General Maritime Corp.	2,600	9,984
#*Geokinetics, Inc.	2,700	18,414
*GeoMet, Inc.	3,300	2,429
*GeoResources, Inc.	1,833	31,528
*Global Industries, Ltd.	4,700	27,213
#*Green Plains Renewable Energy, Inc.	900	10,008
Gulf Island Fabrication, Inc.	1,600	36,544
*Gulfmark Offshore, Inc.	2,464	72,959
#*Harvest Natural Resources, Inc.	13,500	168,480
*Helix Energy Solutions Group, Inc.	6,559	83,234
*HKN, Inc.	3,300	12,144
#*International Coal Group, Inc.	24,300	136,566
*Key Energy Services, Inc.	7,600	74,860

1049

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Matrix Service Co.	3,500	$31,780
*Natural Gas Services Group, Inc.	3,300	51,975
*Newpark Resources, Inc.	501	2,946
#Overseas Shipholding Group, Inc.	1,200	40,116
*Parker Drilling Co.	6,600	27,918
#*Patriot Coal Corp.	1,900	25,631
Patterson-UTI Energy, Inc.	11,900	230,979
Penn Virginia Corp.	3,600	53,352
*Petroleum Development Corp.	4,960	154,802
*PHI, Inc. Non-Voting	3,000	52,410
*Pioneer Drilling Co.	14,053	86,566
*Plains Exploration & Production Co.	11,890	331,374
*REX American Resources Corp.	2,450	40,646
*Rosetta Resources, Inc.	927	22,165
*Rowan Cos., Inc.	11,650	383,285
*SEACOR Holdings, Inc.	3,180	301,305
*Seahawk Drilling, Inc.	181	1,824
*Sunoco, Inc.	12,600	472,122
*Superior Energy Services, Inc.	3,100	85,622
*Swift Energy Corp.	8,400	267,540
*T-3 Energy Services, Inc.	1,000	33,470
#Teekay Corp.	5,456	173,501
*Tesoro Petroleum Corp.	11,000	142,560
*Tetra Technologies, Inc.	5,000	48,800
Tidewater, Inc.	3,640	167,913
#*Trico Marine Services, Inc.	5,100	765
*Union Drilling, Inc.	6,400	29,248
*Unit Corp.	3,700	145,151
#*USEC, Inc.	31,430	168,779
#*Voyager Oil & Gas, Inc.	3,520	12,320
*Warren Resources, Inc.	1,066	4,456
#*Western Refining, Inc.	7,999	53,193
*Whiting Petroleum Corp.	2,332	234,226

Total Energy		6,087,854

Financials — (23.7%)
#1st Source Corp.	7,521	132,896
*1st United Bancorp, Inc.	2,700	16,254
21st Century Holding Co.	2,500	8,900
Abington Bancorp, Inc.	6,824	73,290
*Affirmative Insurance Holdings, Inc.	4,200	15,540
*Allegheny Corp.	1,208	362,980
Alliance Financial Corp.	138	4,205
Allied World Assurance Co. Holdings, Ltd.	3,550	203,095
*Alterra Capital Holdings, Ltd.	4,051	81,830
*American Capital, Ltd.	3,600	25,128
#American Equity Investment Life Holding Co.	20,500	222,425
American Financial Group, Inc.	12,200	373,076
American National Bankshares, Inc.	97	2,210
American National Insurance Co.	2,880	225,907
American Physicians Services Group, Inc.	500	16,200
*American Safety Insurance Holdings, Ltd.	2,809	52,163
*Ameris Bancorp	4,419	40,964
*AMERISAFE, Inc.	3,400	64,906
*AmeriServe Financial, Inc.	6,300	10,080
#*Ante5, Inc.	3,520	2,816
*Arch Capital Group, Ltd.	4,724	408,106
#Argo Group International Holdings, Ltd.	5,310	184,204
Aspen Insurance Holdings, Ltd.	5,500	156,035
#*Asset Acceptance Capital Corp.	8,254	47,708
#Associated Banc-Corp.	22,200	281,274

1050

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Assurant, Inc.	16,800	$664,272
Asta Funding, Inc.	1,323	10,888
#Astoria Financial Corp.	2,500	31,050
*Avatar Holdings, Inc.	3,200	58,368
*B of I Holding, Inc.	2,782	35,777
Baldwin & Lyons, Inc. Class B	3,050	76,250
BancFirst Corp.	1,600	65,760
Bancinsurance Corp.	625	5,188
*Bancorp, Inc.	3,093	23,167
*BancTrust Financial Group, Inc.	4,257	12,430
Bank Mutual Corp.	6,399	30,843
Bank of Commerce Holdings	1,233	4,747
*Bank of Florida Corp.	3,293	115
*Bank of Granite Corp.	4,222	3,462
#*BankAtlantic Bancorp, Inc.	17,671	15,992
BankFinancial Corp.	6,447	58,990
Banner Corp.	6,125	10,167
*Beneficial Mutual Bancorp, Inc.	8,224	60,364
Berkshire Hills Bancorp, Inc.	4,200	81,228
Boston Private Financial Holdings, Inc.	13,691	78,176
Brookline Bancorp, Inc.	13,218	128,743
Bryn Mawr Bank Corp.	69	1,153
*Cadence Financial Corp.	4,023	10,017
California First National Bancorp	1,000	13,180
Camden National Corp.	573	19,620
*Cape Bancorp, Inc.	439	3,815
#Capital City Bank Group, Inc.	1,869	22,335
Capital Southwest Corp.	300	28,989
CapitalSource, Inc.	41,488	253,492
#*Capitol Bancorp, Ltd.	3,400	3,876
Cardinal Financial Corp.	8,200	81,918
#*Cascade Financial Corp.	2,600	1,196
Cash America International, Inc.	1,400	49,322
Cathay General Bancorp	17,600	239,360
Center Bancorp, Inc.	257	1,951
*Center Financial Corp.	1,760	9,187
CenterState Banks of Florida, Inc.	1,362	10,079
*Central Jersey Bancorp	2,678	20,005
#*Central Pacific Financial Corp.	8,900	13,528
Century Bancorp, Inc. Class A	98	2,328
CFS Bancorp, Inc.	3,600	18,720
Chemical Financial Corp.	8,892	180,330
*Citizens Community Bancorp, Inc.	2,054	8,781
Citizens Holding Co.	171	3,193
#*Citizens, Inc.	3,058	21,161
City Holding Co.	2,525	80,042
Clifton Savings Bancorp, Inc.	921	7,727
*CNA Surety Corp.	14,713	283,225
*CNO Financial Group, Inc.	20,312	110,497
#CoBiz Financial, Inc.	3,528	17,076
#Columbia Banking System, Inc.	4,900	89,229
#Community Bank System, Inc.	10,000	233,700
Community Trust Bancorp, Inc.	3,545	96,814
*CompuCredit Holdings Corp.	9,672	54,453
#*Cowen Group, Inc.	1,708	5,978
*Crescent Financial Corp.	3,419	7,419
#CVB Financial Corp.	2,739	20,844
#Danvers Bancorp, Inc.	1,292	19,419
#*Dearborn Bancorp, Inc.	1,500	2,715
#Delphi Financial Group, Inc. Class A	15,096	408,649
Dime Community Bancshares, Inc.	4,200	61,278

1051

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Donegal Group, Inc. Class A	7,001	$96,964
#Donegal Group, Inc. Class B	592	10,656
*E*Trade Financial Corp.	31,138	445,273
East West Bancorp, Inc.	5,600	98,728
Eastern Insurance Holdings, Inc.	3,064	34,102
#EMC Insurance Group, Inc.	4,648	98,259
Employers Holdings, Inc.	2,000	32,380
#*Encore Bancshares, Inc.	500	3,855
*Encore Capital Group, Inc.	2,616	53,157
Endurance Specialty Holdings, Ltd.	3,900	161,460
*Enstar Group, Ltd.	1,095	87,808
Enterprise Financial Services Corp.	1,899	18,743
#ESSA Bancorp, Inc.	3,139	39,708
F.N.B. Corp.	9,249	78,616
Farmers Capital Bank Corp.	1,442	6,489
#FBL Financial Group, Inc. Class A	7,300	190,968
Federal Agricultural Mortgage Corp.	1,100	12,947
Fidelity National Financial, Inc.	26,568	355,746
#*Fidelity Southern Corp.	1,254	8,617
Financial Institutions, Inc.	1,393	25,144
*First Acceptance Corp.	5,500	10,230
First American Financial Corp.	3,177	44,605
*First Bancorp (318672102)	14,910	4,548
First Bancorp (318910106)	3,069	41,094
#First Busey Corp.	9,462	43,904
*First California Financial Group, Inc.	1,900	4,674
#First Commonwealth Financial Corp.	2,694	15,679
First Community Bancshares, Inc.	1,857	24,995
First Defiance Financial Corp.	2,375	26,457
#*First Federal Bancshares of Arkansas, Inc.	700	1,316
*First Federal of Northern Michigan Bancorp, Inc.	200	518
#First Financial Corp.	1,400	40,922
First Financial Holdings, Inc.	2,269	23,711
First Financial Northwest, Inc.	1,300	4,966
#*First Horizon National Corp.	5,950	60,035
*First Investors Financial Services Group, Inc.	500	2,762
*First Marblehead Corp. (The)	7,864	17,537
First Merchants Corp.	7,176	59,704
First Mercury Financial Corp.	4,752	77,458
First Midwest Bancorp, Inc.	4,100	43,911
#First Niagara Financial Group, Inc.	34,077	403,812
*First Place Financial Corp.	6,075	20,108
First Security Group, Inc.	2,635	4,348
#First South Bancorp, Inc.	620	6,225
Firstbank Corp.	105	509
*FirstCity Financial Corp.	3,500	29,575
Flagstone Reinsurance Holdings SA	4,462	48,636
Flushing Financial Corp.	7,143	93,930
#*FNB United Corp.	4,100	2,050
#*Forest City Enterprises, Inc. Class A	7,700	112,343
*Forestar Group, Inc.	100	1,710
*FPIC Insurance Group, Inc.	3,994	141,467
Fulton Financial Corp.	27,300	254,982
German American Bancorp, Inc.	2,880	48,672
*Global Indemnity P.L.C.	1,948	32,882
#Great Southern Bancorp, Inc.	2,101	47,251
#*Greene Bancshares, Inc.	3,936	15,193
*Greenlight Capital Re, Ltd.	3,046	86,994
*Guaranty Bancorp	13,156	21,576
*Guaranty Federal Bancshares, Inc.	100	489
*Hallmark Financial Services, Inc.	5,363	47,945

1052

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Hampden Bancorp, Inc.	1,000	$10,190
#*Hampton Roads Bankshares, Inc.	498	418
#Hancock Holding Co.	1,600	50,272
*Hanmi Financial Corp.	8,000	9,360
#Hanover Insurance Group, Inc.	3,500	158,375
Harleysville Group, Inc.	7,156	245,665
#*Harris & Harris Group, Inc.	6,282	26,196
HCC Insurance Holdings, Inc.	7,540	199,659
Heartland Financial USA, Inc.	1,113	17,196
#*Heritage Commerce Corp.	4,200	15,792
*Heritage Financial Corp.	136	1,837
HF Financial Corp.	363	3,753
*Hilltop Holdings, Inc.	3,400	33,966
*HMN Financial, Inc.	750	2,265
*Home Bancorp, Inc.	724	9,723
Home Federal Bancorp, Inc.	4,594	55,312
HopFed Bancorp, Inc.	670	6,043
Horace Mann Educators Corp.	13,966	261,025
Hudson Valley Holding Corp.	381	7,449
Huntington Bancshares, Inc.	49,100	278,397
IBERIABANK Corp.	3,705	192,845
Independence Holding Co.	5,557	47,012
#Independent Bank Corp. (453836108)	2,014	47,309
Independent Bank Corp. (453838609)	540	940
Infinity Property & Casualty Corp.	5,333	275,983
#*Integra Bank Corp.	2,530	1,792
*International Assets Holding Corp.	1,373	30,275
#International Bancshares Corp.	6,000	102,780
#*Intervest Bancshares Corp.	1,700	3,910
*Investment Technology Group, Inc.	1,100	15,664
*Investors Bancorp, Inc.	314	3,768
JMP Group, Inc.	1,295	8,612
Kearny Financial Corp.	2,543	22,200
#K-Fed Bancorp	590	4,443
*LaBranche & Co., Inc.	5,000	16,250
#Lakeland Bancorp, Inc.	8,014	74,290
Lakeland Financial Corp.	1,257	23,870
Legacy Bancorp, Inc.	3,100	23,746
LNB Bancorp, Inc.	2,597	12,518
*Louisiana Bancorp, Inc.	696	10,071
#*Macatawa Bank Corp.	2,900	5,452
Maiden Holdings, Ltd.	753	5,760
MainSource Financial Group, Inc.	6,528	53,987
*Markel Corp.	340	113,907
*Market Leader, Inc.	2,300	4,485
*Marlin Business Services Corp.	3,300	40,161
*Marshall & Ilsley Corp.	39,452	233,161
#MB Financial, Inc.	12,800	190,592
#*MBIA, Inc.	22,980	257,606
#*MBT Financial Corp.	3,300	6,369
MCG Capital Corp.	12,689	80,321
Meadowbrook Insurance Group, Inc.	16,552	142,844
Medallion Financial Corp.	5,029	40,383
Mercantile Bank Corp.	1,015	4,233
Mercer Insurance Group, Inc.	2,050	37,618
Mercury General Corp.	400	16,992
*Meridian Interstate Bancorp, Inc.	1,033	10,960
*Metro Bancorp, Inc.	2,983	30,158
*MF Global Holdings, Ltd.	17,400	136,242
#*MGIC Investment Corp.	7,300	64,386
MicroFinancial, Inc.	2,400	9,696

1053

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
MidSouth Bancorp, Inc.	2,318	$31,849
Montpelier Re Holdings, Ltd.	4,299	78,758
*Nara Bancorp, Inc.	3,439	26,962
*NASDAQ OMX Group, Inc. (The)	12,102	254,384
National Interstate Corp.	347	7,450
#National Penn Bancshares, Inc.	18,842	122,285
*Navigators Group, Inc. (The)	5,500	252,835
#NBT Bancorp, Inc.	3,500	77,175
Nelnet, Inc. Class A	13,000	292,110
New Hampshire Thrift Bancshares, Inc.	200	2,346
New Westfield Financial, Inc.	6,349	53,649
#NewAlliance Bancshares, Inc.	25,885	333,658
*NewBridge Bancorp	2,100	8,295
#*NewStar Financial, Inc.	2,819	21,453
*North Valley Bancorp	200	334
Northeast Community Bancorp, Inc.	4,700	28,106
#Northfield Bancorp, Inc.	3,336	37,864
Northrim Bancorp, Inc.	223	3,802
Northwest Bancshares, Inc.	5,492	62,279
NYMAGIC, Inc.	2,949	75,701
OceanFirst Financial Corp.	1,415	16,895
#*Ocwen Financial Corp.	18,089	156,108
#*Old Republic International Corp.	34,542	455,954
Old Second Bancorp, Inc.	300	591
OneBeacon Insurance Group, Ltd.	4,100	57,728
*Oppenheimer Holdings, Inc. Class A	1,432	36,444
Oriental Financial Group, Inc.	6,200	82,026
Oritani Financial Corp.	900	9,549
#*Pacific Capital Bancorp	6,152	3,937
Pacific Continental Corp.	965	8,019
#*Pacific Mercantile Bancorp	2,964	9,366
*Pacific Premier Bancorp, Inc.	800	4,192
#PacWest Bancorp	1,700	29,631
Park National Corp.	1,470	96,064
Parkvale Financial Corp.	100	800
*Patriot National Bancorp	1,800	6,480
*Penson Worldwide, Inc.	1,490	7,674
Peoples Bancorp, Inc.	3,800	50,084
*PHH Corp.	17,000	327,590
*Phoenix Cos., Inc. (The)	24,053	50,511
*PICO Holdings, Inc.	3,761	115,613
#*Pinnacle Financial Partners, Inc.	8,361	95,399
#*Piper Jaffray Cos., Inc.	3,700	114,589
Platinum Underwriters Holdings, Ltd.	3,340	143,787
*PMI Group, Inc. (The)	16,805	56,297
*Popular, Inc.	83,000	226,590
*Preferred Bank	810	1,393
Presidential Life Corp.	7,200	68,904
*Primus Guaranty, Ltd.	1,687	8,384
PrivateBancorp, Inc.	5,637	66,460
*ProAssurance Corp.	7,590	436,349
#Prosperity Bancshares, Inc.	12,064	375,070
Protective Life Corp.	6,300	151,011
Provident Financial Holdings, Inc.	2,100	14,259
#Provident Financial Services, Inc.	21,600	273,024
Provident New York Bancorp	13,700	121,519
QC Holdings, Inc.	800	3,016
*QCR Holdings, Inc.	225	2,138
Radian Group, Inc.	1,200	9,108
Reinsurance Group of America, Inc.	10,160	508,711
RenaissanceRe Holdings, Ltd.	4,000	241,040

1054

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Renasant Corp.	5,416	$88,552
#Republic Bancorp, Inc. Class A	1,400	28,616
*Republic First Bancorp, Inc.	425	922
Resource America, Inc.	6,277	38,729
Rewards Network, Inc.	2,500	34,250
*Riverview Bancorp, Inc.	4,200	9,156
#RLI Corp.	2,129	122,247
Rockville Financial, Inc.	1	11
Roma Financial Corp.	1,800	17,838
Rome Bancorp, Inc.	2,400	26,160
#S&T Bancorp, Inc.	2,800	54,880
*Safeguard Scientifics, Inc.	2,808	41,334
Safety Insurance Group, Inc.	4,855	225,563
Sanders Morris Harris Group, Inc.	8,900	51,620
Sandy Spring Bancorp, Inc.	5,234	91,072
SCBT Financial Corp.	1,586	48,421
SeaBright Holdings, Inc.	6,700	56,079
*Seacoast Banking Corp. of Florida	7,023	8,779
Selective Insurance Group, Inc.	13,400	226,728
Shore Bancshares, Inc.	479	4,723
SI Financial Group, Inc.	1,327	8,453
Sierra Bancorp	879	9,150
Simmons First National Corp.	1,631	44,347
*Southern Community Financial Corp.	6,200	10,106
#*Southern Connecticut Bancorp, Inc.	100	595
*Southern First Bancshares, Inc.	200	1,325
Southside Bancshares, Inc.	1,068	20,089
#Southwest Bancorp, Inc.	5,736	56,786
StanCorp Financial Group, Inc.	6,500	278,850
State Auto Financial Corp.	13,513	211,614
State Bancorp, Inc.	1,554	14,266
StellarOne Corp.	4,810	61,472
Sterling Bancorp	2,000	18,780
#Sterling Bancshares, Inc.	3,735	20,132
#Stewart Information Services Corp.	4,429	47,922
#*Stifel Financial Corp.	693	32,841
*Stratus Properties, Inc.	650	5,759
#Student Loan Corp.	1,700	50,694
*Sun Bancorp, Inc.	8,064	31,853
#*Superior Bancorp	2,625	2,200
#Susquehanna Bancshares, Inc.	26,797	211,696
SWS Group, Inc.	2,700	18,549
#Synovus Financial Corp.	56,900	122,904
#*Taylor Capital Group, Inc.	3,600	43,416
Territorial Bancorp, Inc.	408	6,924
#*Texas Capital Bancshares, Inc.	2,000	36,300
*Thomas Properties Group, Inc.	6,713	25,107
#*TIB Financial Corp.	1,870	748
*Tidelands Bancshares, Inc.	200	220
#*TierOne Corp.	5,100	31
Timberland Bancorp, Inc.	400	1,524
Tower Bancorp, Inc.	300	6,486
#Tower Group, Inc.	4,157	100,932
#TowneBank	2,109	30,580
Transatlantic Holdings, Inc.	4,570	240,382
*Tree.com, Inc.	400	2,960
*Trenwick Group, Ltd.	1,225	1
#TriCo Bancshares	837	13,049
Trustmark Corp.	10,300	227,527
UMB Financial Corp.	4,100	151,946
#Umpqua Holdings Corp.	18,900	207,900

1055

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Unico American Corp.	1,400	$13,286
Union First Market Bankshares Corp.	4,987	64,133
#United Bankshares, Inc.	2,058	54,990
*United Community Banks, Inc.	13,693	26,838
United Financial Bancorp, Inc.	4,324	58,547
United Fire & Casualty Co.	9,946	199,218
*United Western Bancorp, Inc.	2,600	1,089
Unitrin, Inc.	6,200	150,660
Universal Insurance Holdings, Inc.	1,900	8,645
#Univest Corp. of Pennsylvania	966	18,219
Validus Holdings, Ltd.	8,764	248,547
*Virginia Commerce Bancorp, Inc.	2,811	14,926
Washington Banking Co.	1,337	16,833
Washington Federal, Inc.	14,001	210,435
Washington Trust Bancorp, Inc.	1,268	25,474
*Waterstone Financial, Inc.	1,793	6,706
#Webster Financial Corp.	18,800	321,856
WesBanco, Inc.	8,568	142,314
*West Bancorporation, Inc.	5,788	38,027
#*Western Alliance Bancorp.	4,827	29,155
White Mountains Insurance Group, Ltd.	1,200	383,040
Whitney Holding Corp.	15,700	129,996
#Wilmington Trust Corp.	4,300	30,573
Wilshire Bancorp, Inc.	500	3,355
#Wintrust Financial Corp.	8,496	254,370
WR Berkley Corp.	12,800	352,256
*Yadkin Valley Financial Corp.	3,382	7,880
*Zions Bancorporation	21,400	442,124
*ZipRealty, Inc.	829	2,686

Total Financials		27,632,470

Health Care — (5.2%)
*Accelrys, Inc.	1,016	7,366
*Adolor Corp.	3,384	4,196
*Affymetrix, Inc.	1,546	6,926
*Air Methods Corp.	2,110	86,299
*Albany Molecular Research, Inc.	8,839	56,570
#*Alere, Inc.	11,601	342,810
*Alliance HealthCare Services, Inc.	2,000	7,880
*Allied Healthcare International, Inc.	12,048	34,096
*Allied Healthcare Products, Inc.	1,700	6,290
#*Almost Family, Inc.	1,800	62,154
*American Dental Partners, Inc.	4,201	48,984
*American Shared Hospital Services	400	1,160
*Amsurg Corp.	3,900	70,512
Analogic Corp.	1,500	68,445
*AngioDynamics, Inc.	7,294	103,721
*Animal Health International, Inc.	700	1,946
Arrhythmia Research Technology, Inc.	291	1,615
#*Assisted Living Concepts, Inc.	2,560	82,560
*BMP Sunstone Corp.	1,489	14,652
#*Caliper Life Sciences, Inc.	3,936	17,712
*Cambrex Corp.	2,400	10,872
Cantel Medical Corp.	4,349	80,543
*Capital Senior Living Corp.	7,300	43,508
#*Caraco Pharmaceutical Laboratories, Ltd.	3,012	15,542
*Cardiac Science Corp.	8,488	19,353
#*CardioNet, Inc.	4,038	20,594
*Celera Corp.	13,372	76,220
*Centene Corp.	1,300	29,016
*Community Health Systems, Inc.	3,500	105,280

1056

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*CONMED Corp.	7,200	$158,472
*Continucare Corp.	3,500	15,750
#Cooper Cos., Inc.	10,700	527,938
*Coventry Health Care, Inc.	20,400	477,768
*Cross Country Healthcare, Inc.	7,928	57,874
*CryoLife, Inc.	1,252	8,075
*Cutera, Inc.	2,603	18,820
*Cynosure, Inc. Class A	2,510	25,552
*Cytokinetics, Inc.	906	2,392
*Digirad Corp.	3,300	6,336
Ensign Group, Inc.	1,478	27,742
*Enzo Biochem, Inc.	1,198	5,163
*Exactech, Inc.	557	9,057
*Five Star Quality Care, Inc.	8,186	44,450
*Fresenius Kabi Pharmaceuticals Holding, Inc.	2,818	131
*Gentiva Health Services, Inc.	7,300	169,944
*Greatbatch, Inc.	5,600	121,800
*Hanger Orthopedic Group, Inc.	1,100	20,592
*Harvard Bioscience, Inc.	5,400	21,276
*Health Net, Inc.	2,869	77,147
*HealthSpring, Inc.	7,600	221,844
*ICU Medical, Inc.	261	9,526
*Infinity Pharmaceuticals, Inc.	1,401	7,958
*IntegraMed America, Inc.	123	1,045
#Invacare Corp.	5,320	143,640
*Kendle International, Inc.	1,632	14,868
*Kindred Healthcare, Inc.	9,735	133,564
*King Pharmaceuticals, Inc.	4,000	56,560
*K-V Pharmaceutical Co.	2,823	6,578
#*Lannet Co., Inc.	3,595	18,406
*LeMaitre Vascular, Inc.	2,600	16,900
#*LifePoint Hospitals, Inc.	11,700	396,864
*Magellan Health Services, Inc.	700	33,600
#*Martek Biosciences Corp.	4,031	88,480
*Matrixx Initiatives, Inc.	1,425	7,638
#*Maxygen, Inc.	300	1,923
*MedCath Corp.	6,764	67,031
*Medical Action Industries, Inc.	3,200	31,744
*MEDTOX Scientific, Inc.	1,247	14,627
*Misonix, Inc.	2,000	4,600
*Molina Healthcare, Inc.	2,100	54,432
#National Healthcare Corp.	1,236	45,003
*Natus Medical, Inc.	5,859	76,753
*Nighthawk Radiology Holdings, Inc.	870	5,577
Omnicare, Inc.	8,764	211,388
*Omnicell, Inc.	2,000	27,940
*Osteotech, Inc.	4,004	25,986
*Palomar Medical Technologies, Inc.	2,700	28,566
*Par Pharmaceutical Cos., Inc.	2,500	81,275
*PDI, Inc.	4,100	35,957
*PharMerica Corp.	500	5,020
*Progenics Pharmaceuticals, Inc.	4,620	21,714
*Prospect Medical Holdings, Inc.	2,880	24,307
#*Psychiatric Solutions, Inc.	600	20,220
*Regeneration Technologies, Inc.	2,916	7,203
*RehabCare Group, Inc.	500	11,115
*Repligen Corp.	1,835	7,120
*Res-Care, Inc.	5,619	74,339
*Rochester Medical Corp.	800	8,720
*Skilled Healthcare Group, Inc.	3,000	11,250
*SRI/Surgical Express, Inc.	900	2,804

1057

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Sun Healthcare Group, Inc.	9,153	$87,045
*SunLink Health Systems, Inc.	887	1,623
*SurModics, Inc.	1,600	19,136
*Symmetry Medical, Inc.	2,183	19,320
#Teleflex, Inc.	3,476	193,787
*Theragenics Corp.	6,234	7,605
*Transcept Pharmaceuticals, Inc.	2,359	14,602
*Triple-S Management Corp.	2,764	46,629
Universal American Corp.	9,893	159,079
#*Viropharma, Inc.	9,000	147,240
*Vital Images, Inc.	3,700	49,210
*WellCare Health Plans, Inc.	1,400	38,892
*Wright Medical Group, Inc.	200	2,668
Young Innovations, Inc.	900	24,993

Total Health Care		6,099,015

Industrials — (13.9%)
*A.T. Cross Co.	1,675	11,725
*AAR Corp.	4,300	94,772
ABM Industries, Inc.	2,200	49,610
*ACCO Brands Corp.	2,100	13,083
#Aceto Corp.	7,111	52,408
Actuant Corp. Class A	900	20,223
*AGCO Corp.	11,134	472,861
*Air Transport Services Group, Inc.	6,603	44,372
Aircastle, Ltd.	8,402	77,382
#*AirTran Holdings, Inc.	4,681	34,639
Alamo Group, Inc.	3,263	78,312
#*Alaska Air Group, Inc.	10,400	549,120
Albany International Corp.	1,541	31,436
Alexander & Baldwin, Inc.	5,682	195,631
*Allied Defense Group, Inc.	2,400	6,480
*Allied Motion Technologies, Inc.	400	1,920
*Amerco, Inc.	6,865	565,127
#*American Commercial Lines, Inc.	1,678	55,626
*American Railcar Industries, Inc.	3,762	57,972
*American Reprographics Co.	5,660	40,299
#American Woodmark Corp.	500	8,850
Ameron International Corp.	1,900	130,644
Ampco-Pittsburgh Corp.	540	13,959
*AMREP Corp.	500	4,980
#Apogee Enterprises, Inc.	1,100	11,539
Applied Industrial Technologies, Inc.	12,439	378,270
Applied Signal Technologies, Inc.	800	26,848
#Arkansas Best Corp.	6,300	159,579
#*Armstrong World Industries, Inc.	3,600	150,300
#*Arotech Corp.	3,700	7,178
*ArvinMeritor, Inc.	20,350	337,403
*Astec Industries, Inc.	2,300	67,781
*Atlas Air Worldwide Holdings, Inc.	1,600	83,616
*Avalon Holding Corp. Class A	262	747
#*Avis Budget Group, Inc.	9,517	110,492
*Baker (Michael) Corp.	1,000	32,680
#Baldor Electric Co.	9,100	382,382
*Baldwin Technology Co. Class A	3,076	3,261
Barnes Group, Inc.	3,600	65,484
Barrett Business Services, Inc.	2,300	35,305
*BNS Holding, Inc.	12	2,238
Bowne & Co., Inc.	310	3,518
#Briggs & Stratton Corp.	11,909	209,598
Brink’s Co. (The)	381	8,992

1058

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*CAI International, Inc.	2,400	$39,600
Cascade Corp.	1,200	42,468
*Casella Waste Systems, Inc.	1,725	8,504
CDI Corp.	5,229	74,932
*Celadon Group, Inc.	2,130	27,626
#*Ceradyne, Inc.	2,983	71,025
*Champion Industries, Inc.	1,800	1,998
Chase Corp.	182	2,887
CIRCOR International, Inc.	1,000	35,080
*Columbus McKinnon Corp.	2,500	43,900
CompX International, Inc.	200	2,324
*Consolidated Graphics, Inc.	1,500	69,825
Courier Corp.	515	7,622
*Covenant Transportation Group, Inc.	3,300	24,156
*CPI Aerostructures, Inc.	1,600	17,776
*CRA International, Inc.	1,100	20,515
Curtiss-Wright Corp.	845	26,094
#*Dollar Thrifty Automotive Group, Inc.	3,588	166,483
Ducommun, Inc.	2,931	62,929
*Dycom Industries, Inc.	3,886	41,580
*Dynamex, Inc.	1,800	38,052
*Eagle Bulk Shipping, Inc.	17,759	91,104
#Eastern Co.	150	2,659
Ecology & Environment, Inc. Class A	210	2,831
#Encore Wire Corp.	3,526	73,200
#*Energy Conversion Devices, Inc.	3,600	16,236
*EnerSys	10,560	278,362
Ennis, Inc.	6,134	110,657
*EnPro Industries, Inc.	3,807	133,778
*Esterline Technologies Corp.	9,859	595,878
#*Excel Maritime Carriers, Ltd.	500	2,910
*ExpressJet Holdings, Inc.	2,353	15,836
Federal Signal Corp.	14,257	80,552
*Flanders Corp.	3,367	11,347
*Flow International Corp.	3,431	9,058
*Franklin Covey Co.	4,000	33,520
Franklin Electric Co., Inc.	2,439	88,072
Freightcar America, Inc.	1,600	42,336
*Frozen Food Express Industries	5,100	16,116
G & K Services, Inc. Class A	5,010	123,847
#GATX Corp.	10,976	347,500
#*Genco Shipping & Trading, Ltd.	1,700	28,135
*Gencor Industries, Inc.	600	4,398
*General Cable Corp.	4,400	122,936
#*Gibraltar Industries, Inc.	8,000	73,040
*GP Strategies Corp.	5,112	44,372
#Granite Construction, Inc.	1,070	25,873
*Greenbrier Cos., Inc.	4,936	89,835
*Griffon Corp.	14,955	176,319
#*H&E Equipment Services, Inc.	7,100	69,012
Hardinge, Inc.	2,569	20,501
Heidrick & Struggles International, Inc.	2,200	47,256
*Herley Industries, Inc.	3,470	57,637
#*Hertz Global Holdings, Inc.	30,230	342,204
*Hill International, Inc.	2,000	10,740
#*Hoku Corp.	5,021	14,059
Horizon Lines, Inc.	10,200	43,962
*Hudson Highland Group, Inc.	4,187	14,738
*Hurco Cos., Inc.	1,730	31,832
*ICF International, Inc.	1,657	42,452
*Identive Group, Inc.	5,300	11,766

1059

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Innerworkings, Inc.	4,900	$33,663
*Innotrac Corp.	900	1,053
*Innovative Solutions & Support, Inc.	273	1,663
*Insituform Technologies, Inc.	2,000	43,200
Insteel Industries, Inc.	748	6,425
*Interline Brands, Inc.	4,056	81,485
International Shipholding Corp.	1,600	44,752
Intersections, Inc.	6,500	63,180
#*JetBlue Airways Corp.	32,470	226,641
*JPS Industries, Inc.	1,000	4,200
*Kadant, Inc.	4,542	89,296
Kaman Corp. Class A	2,700	72,765
*Kelly Services, Inc. Class A	7,700	114,345
*Key Technology, Inc.	987	14,805
Kimball International, Inc. Class B	6,871	41,776
*Kratos Defense & Security Solutions, Inc.	1,822	20,771
L.S. Starrett Co. Class A	200	2,332
*LaBarge, Inc.	1,236	15,685
*Ladish Co., Inc.	1,700	54,383
Lawson Products, Inc.	2,075	38,242
*Layne Christensen Co.	1,942	54,259
*LB Foster Co. Class A	491	16,213
*LECG Corp.	3,800	3,268
*LMI Aerospace, Inc.	1,800	29,394
LSI Industries, Inc.	1,500	13,875
*Lydall, Inc.	3,900	28,977
*M&F Worldwide Corp.	5,557	149,372
Marten Transport, Ltd.	6,248	132,708
McGrath Rentcorp	2,123	53,733
*Metalico, Inc.	6,688	29,026
Met-Pro Corp.	2,326	26,261
*MFRI, Inc.	1,500	13,035
Miller Industries, Inc.	3,200	43,072
Mine Safety Appliances Co.	3,509	98,813
#*Mobile Mini, Inc.	9,000	156,870
*Moog, Inc.	1,520	57,152
Mueller Industries, Inc.	443	13,024
Mueller Water Products, Inc.	32,100	96,942
Multi-Color Corp.	813	12,967
*MYR Group, Inc.	2,423	37,775
#NACCO Industries, Inc. Class A	2,016	200,108
*National Patent Development Corp.	1,000	1,450
National Technical Systems, Inc.	3,198	25,328
*NN, Inc.	5,500	45,760
#*Northwest Pipe Co.	2,213	41,649
*Ocean Power Technologies, Inc.	100	654
*On Assignment, Inc.	5,795	32,742
*Orion Energy Systems, Inc.	1,791	6,000
*Owens Corning, Inc.	9,700	262,288
*P.A.M. Transportation Services, Inc.	3,545	38,924
*Paragon Technologies, Inc.	781	2,226
*Patrick Industries, Inc.	1,000	1,930
#*PGT, Inc.	375	788
*Pike Electric Corp.	3,081	23,292
*Pinnacle Airlines Corp.	3,721	21,433
Portec Rail Products, Inc.	642	7,447
*Powell Industries, Inc.	1,278	39,439
Preformed Line Products Co.	600	25,638
Providence & Worcester Railroad Co.	200	2,604
*RCM Technologies, Inc.	4,279	21,609
#Regal-Beloit Corp.	3,106	179,247

1060

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Republic Airways Holdings, Inc.	11,000	$102,190
*Rush Enterprises, Inc. Class A	8,000	127,120
*Rush Enterprises, Inc. Class B	1,650	24,766
#*Ryder System, Inc.	9,234	403,988
*Saia, Inc.	3,908	56,588
Schawk, Inc.	3,203	62,202
#*School Specialty, Inc.	4,794	64,240
Seaboard Corp.	200	370,810
*SFN Group, Inc.	15,600	118,248
SIFCO Industries, Inc.	161	2,199
SkyWest, Inc.	13,416	203,387
*Sparton Corp.	2,336	17,076
Standex International Corp.	4,109	110,655
#Steelcase, Inc. Class A	6,000	50,460
Superior Uniform Group, Inc.	2,295	24,189
*Supreme Industries, Inc.	1,318	3,031
*SYKES Enterprises, Inc.	652	10,830
*Sypris Solutions, Inc.	6,800	22,644
#TAL International Group, Inc.	1,200	33,624
*TeamStaff, Inc.	350	200
Technology Research Corp.	2,000	7,320
*Tecumseh Products Co. Class A	3,200	41,440
*Tecumseh Products Co. Class B	100	1,216
#*Terex Corp.	3,400	76,330
#Titan International, Inc.	1,809	27,443
*Titan Machinery, Inc.	1,866	36,275
Todd Shipyards Corp.	600	9,816
*Track Data Corp.	23	2,179
*TRC Cos., Inc.	1,501	3,632
Tredegar Industries, Inc.	8,292	159,953
*Trimas Corp.	2,413	38,198
#Trinity Industries, Inc.	6,619	150,450
Triumph Group, Inc.	2,800	234,052
*Tutor Perini Corp.	3,200	74,272
Twin Disc, Inc.	2,029	41,310
*Ultralife Corp.	569	2,987
UniFirst Corp.	3,100	142,693
*United Capital Corp.	700	18,928
*United Stationers, Inc.	481	27,032
#Universal Forest Products, Inc.	4,708	141,899
*Universal Truckload Services, Inc.	300	4,305
*URS Corp.	8,600	334,798
*USA Truck, Inc.	3,200	43,904
#*USG Corp.	5,900	74,812
UTi Worldwide, Inc.	2,500	48,050
Viad Corp.	5,327	106,327
Virco Manufacturing Corp.	4,400	12,892
#*Vishay Precision Group, Inc.	1,463	24,871
*Volt Information Sciences, Inc.	7,281	58,830
VSE Corp.	400	14,100
#Watts Water Technologies, Inc.	6,750	237,398
*WCA Waste Corp.	3,198	15,862
#Werner Enterprises, Inc.	11,311	241,151
*Willis Lease Finance Corp.	3,068	37,644

Total Industrials		16,179,654

Information Technology — (10.7%)
*Actel Corp.	2,800	58,408
*ActivIdentity Corp.	8,054	26,014
*Acxiom Corp.	21,208	372,200
*ADDvantage Technologies Group, Inc.	1,399	4,491

1061

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ADPT Corp.	42,846	$128,538
*Advanced Analogic Technologies, Inc.	2,559	9,622
*Aetrium, Inc.	1,800	4,410
*Agilysys, Inc.	6,976	41,856
American Software, Inc. Class A	2,430	14,677
*Amtech Systems, Inc.	1,131	18,933
*Anadigics, Inc.	4,700	31,819
*Anaren, Inc.	4,100	68,593
*AOL, Inc.	3,800	101,384
#*Arris Group, Inc.	18,400	171,304
*Arrow Electronics, Inc.	14,859	439,975
Astro-Med, Inc.	1,475	10,369
#*ATMI, Inc.	617	10,902
*AuthenTec, Inc.	2,524	5,376
*Aviat Networks, Inc.	6,521	29,671
*Avid Technology, Inc.	10,700	135,034
AVX Corp.	8,184	117,359
*Aware, Inc.	1,426	4,050
*Axcelis Technologies, Inc.	4,561	9,806
*AXT, Inc.	7,406	61,099
Bel Fuse, Inc. Class B	2,247	51,254
*Benchmark Electronics, Inc.	22,328	366,849
Black Box Corp.	4,274	141,897
*Bogen Communications International, Inc.	1,000	2,350
*Brooks Automation, Inc.	15,613	106,012
*Cabot Microelectronics Corp.	1,745	67,409
*CACI International, Inc.	1,300	65,156
*Cascade Microtech, Inc.	3,735	13,446
#*CEVA, Inc.	2,300	42,573
*Checkpoint Systems, Inc.	3,200	70,400
#*China Security & Surveillance Technology, Inc.	7,030	37,962
*Ciber, Inc.	17,878	65,612
*Clearfield, Inc.	635	1,829
*Cogo Group, Inc.	1,066	8,112
*Coherent, Inc.	8,397	352,338
Cohu, Inc.	6,597	94,667
*Comarco, Inc.	568	1,193
—#*Commerce One LLC	4,310	—
#*CommScope, Inc.	2,273	71,963
Communications Systems, Inc.	1,500	17,790
*Computer Task Group, Inc.	3,245	25,895
*Concurrent Computer Corp.	300	1,917
*Convergys Corp.	8,991	101,778
*CoreLogic, Inc.	8,628	151,594
*CPI International, Inc.	400	5,648
*CSP, Inc.	66	302
CTS Corp.	9,000	91,350
*CyberOptics Corp.	2,700	20,520
*Data I/O Corp.	1,500	7,890
*Datalink Corp.	1,200	5,064
*Dataram Corp.	2,883	7,035
DDi Corp.	3,200	32,896
*Digi International, Inc.	7,582	73,242
*Ditech Networks, Inc.	8,128	11,542
*DSP Group, Inc.	5,996	42,931
*Dynamics Research Corp.	2,042	23,075
#Earthlink, Inc.	11,938	107,323
*Easylink Services International Corp.	400	1,520
*EchoStar Corp.	5,100	108,120
*Edgewater Technology, Inc.	3,967	11,663
Electro Rent Corp.	7,374	109,578

1062

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Electro Scientific Industries, Inc.	9,900	$115,038
*Electronics for Imaging, Inc.	6,100	83,509
*EMS Technologies, Inc.	3,900	69,576
#*Emulex Corp.	414	4,720
*EndWave Corp.	3,700	8,769
*Epicor Software Corp.	6,200	58,280
EPIQ Systems, Inc.	387	4,536
*ePlus, Inc.	2,000	42,060
*Exar Corp.	11,146	74,121
*Extreme Networks	1,100	3,509
*Fairchild Semiconductor International, Inc.	15,457	174,200
*Faro Technologies, Inc.	1,734	41,859
*Frequency Electronics, Inc.	3,304	19,824
*Gerber Scientific, Inc.	6,375	42,649
*Globecomm Systems, Inc.	4,473	40,033
*GSI Technology, Inc.	4,398	30,566
*GTSI Corp.	3,196	14,670
*Hackett Group, Inc.	511	1,993
*Harmonic, Inc.	22,100	154,258
*Henry Bros. Electronics, Inc.	546	3,789
—*Here Media, Inc.	340	—
—*Here Media, Inc. Special Shares	340	—
*Hutchinson Technology, Inc.	5,700	19,437
*Hypercom Corp.	9,784	58,313
*I.D. Systems, Inc.	1,100	2,475
*IAC/InterActiveCorp	13,000	362,700
*Ikanos Communications, Inc.	9,896	11,281
#*Imation Corp.	10,178	99,134
*InfoSpace, Inc.	9,100	76,804
*Ingram Micro, Inc.	24,100	425,606
*Innodata Isogen, Inc.	290	899
*Insight Enterprises, Inc.	11,015	166,547
*InsWeb Corp.	333	2,098
*Integrated Device Technology, Inc.	30,500	179,645
#*Integrated Silicon Solution, Inc.	8,260	62,033
*International Rectifier Corp.	6,800	157,964
*Internet Brands, Inc.	4,831	63,962
*Internet Capital Group, Inc.	10,500	131,145
*Intevac, Inc.	1,100	11,110
*IntriCon Corp.	700	3,010
*iPass, Inc.	8,800	10,120
*IXYS Corp.	8,633	88,402
*KEY Tronic Corp.	2,718	17,395
Keynote Systems, Inc.	3,827	46,651
#*Kopin Corp.	6,760	25,756
#*L-1 Identity Solutions, Inc.	22,577	266,183
*Lattice Semiconductor Corp.	23,746	115,406
*LookSmart, Ltd.	3,384	7,343
#*Loral Space & Communications, Inc.	1,328	73,877
Marchex, Inc.	2,907	18,663
*Measurement Specialties, Inc.	1,601	35,766
*MEMC Electronic Materials, Inc.	6,658	85,356
*Mentor Graphics Corp.	16,100	173,880
*Mercury Computer Systems, Inc.	4,959	78,551
Methode Electronics, Inc.	7,900	73,391
*Microtune, Inc.	1,847	5,338
*MKS Instruments, Inc.	11,624	240,036
*ModusLink Global Solutions, Inc.	12,622	83,684
*Multi-Fineline Electronix, Inc.	2,467	60,392
*Newport Corp.	8,200	119,146
*Nu Horizons Electronics Corp.	5,658	39,380

1063

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
O.I. Corp.	400	$4,996
#*OmniVision Technologies, Inc.	3,500	94,955
*Oplink Communications, Inc.	1,000	17,480
*Opnext, Inc.	1,000	1,510
*Optical Cable Corp.	1,600	5,152
*Orbcomm, Inc.	9,700	22,698
*OSI Systems, Inc.	3,268	117,648
*PAR Technology Corp.	5,062	31,638
Park Electrochemical Corp.	2,000	54,000
*PC Connection, Inc.	7,903	66,543
*PC-Tel, Inc.	5,380	31,850
*Perceptron, Inc.	73	383
*Perficient, Inc.	2,386	25,196
*Performance Technologies, Inc.	3,750	7,575
*Pericom Semiconductor Corp.	6,875	64,762
*Pervasive Software, Inc.	5,097	25,893
*Photronics, Inc.	11,418	71,705
*Presstek, Inc.	1,957	3,620
—*Price Communications Liquidation Trust	16,900	—
Qualstar Corp.	4,358	7,060
*RadiSys Corp.	5,200	50,804
*RealNetworks, Inc.	37,563	112,689
Richardson Electronics, Ltd.	4,600	49,772
*Rimage Corp.	846	12,546
*Rofin-Sinar Technologies, Inc.	900	25,137
*Rogers Corp.	3,014	107,298
#*Rudolph Technologies, Inc.	8,900	66,038
*SeaChange International, Inc.	9,300	74,772
Servidyne, Inc.	1,260	3,112
#*Silicon Graphics International Corp.	7,956	60,227
*Silicon Image, Inc.	6,000	36,900
#*Smart Modular Technologies (WWH), Inc.	800	5,912
#*Sonic Solutions, Inc.	51	610
*Spectrum Control, Inc.	3,500	53,410
#*Standard Microsystems Corp.	2,600	62,764
*StarTek, Inc.	5,200	21,216
#*Stream Global Services, Inc.	301	1,132
#*SuperMedia, Inc.	82	540
*Supertex, Inc.	1,400	32,886
*Support.com, Inc.	8,450	47,912
Sycamore Networks, Inc.	7,122	217,150
*Symmetricom, Inc.	11,288	70,324
*SYNNEX Corp.	8,400	243,936
*Tech Data Corp.	13,700	588,963
*TechTarget, Inc.	3,783	19,823
*TechTeam Global, Inc.	3,500	25,585
*TeleCommunication Systems, Inc.	3,500	18,935
*Telular Corp.	4,000	14,800
Tessco Technologies, Inc.	2,100	31,710
TheStreet.com, Inc.	6,043	18,492
*THQ, Inc.	4,900	19,600
*Tier Technologies, Inc.	5,321	30,383
*Tollgrade Communications, Inc.	3,537	28,119
*Triquint Semiconductor, Inc.	6,370	65,611
#*TTM Technologies, Inc.	1,972	20,667
*Ulticom, Inc.	3,475	29,468
United Online, Inc.	18,618	115,059
*UTStarcom, Inc.	32,592	65,836
#*Viasystems Group, Inc.	830	13,072
*Vicon Industries, Inc.	1,400	5,852
*Virtusa Corp.	5,245	74,794

1064

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Vishay Intertechnology, Inc.	21,233	$239,933
*Web.com Group, Inc.	4,414	27,367
*WPCS International, Inc.	1,947	6,445
*X-Rite, Inc.	5,336	21,611
*Zoran Corp.	12,231	86,595
*Zygo Corp.	1,999	21,389

Total Information Technology		12,484,283

Materials — (4.6%)
A. Schulman, Inc.	7,012	152,160
*A.M. Castle & Co.	2,515	38,731
*American Pacific Corp.	700	4,214
American Vanguard Corp.	3,000	22,110
Ashland, Inc.	6,055	312,620
*Boise, Inc.	4,900	35,525
*Brush Engineered Materials, Inc.	600	19,890
Buckeye Technologies, Inc.	9,523	171,890
Cabot Corp.	5,400	183,708
*Century Aluminum Co.	10,800	146,016
#*Clearwater Paper Corp.	301	24,306
*Coeur d’Alene Mines Corp.	6,700	138,087
Commercial Metals Co.	5,500	76,340
*Core Molding Technologies, Inc.	1,192	5,710
Cytec Industries, Inc.	3,100	153,512
#Domtar Corp.	4,100	325,376
*Ferro Corp.	3,284	45,056
Friedman Industries, Inc.	2,536	17,169
#*Georgia Gulf Corp.	1,800	36,414
*Golden Minerals, Co.	300	7,875
*Graphic Packaging Holding Co.	55,700	203,862
Haynes International, Inc.	1,300	47,138
*Headwaters, Inc.	14,800	50,320
#*Hecla Mining Co.	8,823	60,790
*Horsehead Holding Corp.	2,900	31,697
Huntsman Corp.	23,862	330,489
Innophos Holdings, Inc.	2,200	80,784
*Innospec, Inc.	2,400	40,632
Kaiser Aluminum Corp.	2,300	103,477
*KapStone Paper & Packaging Corp.	2,108	26,982
*Landec Corp.	1,404	8,831
*Louisiana-Pacific Corp.	25,700	198,918
*Mercer International, Inc.	7,115	37,710
Minerals Technologies, Inc.	1,900	111,473
*Mod-Pac Corp.	962	4,781
Myers Industries, Inc.	500	4,415
Neenah Paper, Inc.	4,400	67,540
NL Industries, Inc.	15,300	175,797
Olympic Steel, Inc.	1,300	29,146
*OM Group, Inc.	4,400	146,388
P.H. Glatfelter Co.	11,400	141,816
*Penford Corp.	2,600	15,444
*PolyOne Corp.	54	698
Reliance Steel & Aluminum Co.	9,700	405,945
RMX Holdings, Inc.	923	494
*Rock of Ages Corp.	500	2,620
*RTI International Metals, Inc.	4,100	127,510
#Schnitzer Steel Industries, Inc. Class A	1,100	56,859
Sensient Technologies Corp.	900	29,079
*Spartech Corp.	9,674	81,842
#Temple-Inland, Inc.	3,200	66,304
#Texas Industries, Inc.	3,420	116,861

1065

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*U.S. Gold Corp.	957	$5,005
*Universal Stainless & Alloy Products, Inc.	1,147	33,194
*Wausau Paper Corp.	1,955	16,500
Westlake Chemical Corp.	13,400	428,264
#Worthington Industries, Inc.	12,590	193,886
*Zoltek Cos., Inc.	2,709	26,006

Total Materials		5,426,206

Other — (0.0%)
—*Big 4 Ranch, Inc.	300	—
—*Concord Camera Corp. Escrow Shares	2,105	—
—*ePresence, Inc. Escrow Shares	2,300	—
—*MAIR Holdings, Inc. Escrow Shares	4,800	—
—*Petrocorp, Inc. Escrow Shares	1,700	102

Total Other		102

Telecommunication Services — (1.1%)
*Arbinet Corp.	1,999	13,393
#*FiberTower Corp.	100	450
*General Communications, Inc. Class A	5,000	52,250
HickoryTech Corp.	500	4,550
*IDT Corp.	1,600	18,496
*IDT Corp. Class B	262	3,846
*Iridium Communications, Inc.	400	3,300
#*MetroPCS Communications, Inc.	31,091	323,657
*SureWest Communications.	3,900	31,200
*Syniverse Holdings, Inc.	3,300	100,617
Telephone & Data Systems, Inc.	6,027	209,920
Telephone & Data Systems, Inc. Special Shares.	6,502	193,955
*United States Cellular Corp.	5,355	248,793
USA Mobility, Inc.	1,600	26,928
*Xeta Corp.	3,600	13,104

Total Telecommunication Services		1,244,459

Utilities — (0.3%)
Consolidated Water Co., Ltd.	1,100	11,253
Middlesex Water Co.	820	14,645
#*Mirant Corp.	8,900	94,429
Pennichuck Corp.	33	793
*RRI Energy, Inc.	34,378	129,261
SJW Corp.	2,369	57,330
Unitil Corp.	2,382	51,737

Total Utilities		359,448

TOTAL COMMON STOCKS		93,607,005

RIGHTS/WARRANTS — (0.1%)
*Federal-Mogul Corp. Warrants 12/27/14	378	166
—*Lantronix, Inc. Warrants	11	—
—#*Pacific Capital Bancorp Rights	113,479	49,931

TOTAL RIGHTS/WARRANTS		50,097

TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	260,564	260,564

1066

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (19.5%)
§@DFA Short Term Investment Fund	22,689,142	$22,689,142
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.23%, 11/01/10 (Collateralized by $106,330 FNMA 3.500%, 10/01/20, valued at $111,243) to be repurchased at $108,004	$108	108,002

TOTAL SECURITIES LENDING COLLATERAL		22,797,144

TOTAL INVESTMENTS — (100.0%) (Cost $125,205,472)		$116,714,810

1067

VA U.S. LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value†
COMMON STOCKS — (92.4%)
Consumer Discretionary — (16.2%)
#*AutoNation, Inc.	10,730	$249,151
*Carnival Corp.	39,939	1,724,167
CBS Corp.	1,014	17,238
CBS Corp. Class B	49,005	829,655
*Clear Channel Outdoor Holdings, Inc.	1,200	14,256
*Comcast Corp. Class A	150,959	3,106,736
Comcast Corp. Special Class A	53,998	1,043,781
#*Discovery Communications, Inc. (25470F104)	479	21,368
*Discovery Communications, Inc. (25470F302)	7,995	310,686
*DR Horton, Inc.	16,700	174,348
Foot Locker, Inc.	10,550	168,062
#*Fortune Brands, Inc.	10,298	556,607
#*GameStop Corp. Class A	5,680	111,669
#*J.C. Penney Co., Inc.	14,882	464,021
#*Lennar Corp. Class A	10,919	158,435
*Liberty Media Corp. Interactive Class A	44,599	658,281
*Liberty Media-Starz Corp. Series A	3,736	244,783
Macy’s, Inc.	24,009	567,573
#*MGM Resorts International	31,200	341,016
#*Mohawk Industries, Inc.	5,350	306,769
*News Corp. Class A	125,952	1,821,266
News Corp. Class B	53,658	862,821
*Penn National Gaming, Inc.	2,231	74,203
#*Pulte Group, Inc.	25,798	202,514
#*Royal Caribbean Cruises, Ltd.	14,551	575,347
#*Sears Holdings Corp.	7,700	554,246
Service Corp. International	2,976	24,641
*Signet Jewelers, Ltd. ADR	2,400	84,432
*Stanley Black & Decker, Inc.	1,603	99,338
*Time Warner Cable, Inc.	26,961	1,560,233
*Time Warner, Inc.	81,715	2,656,555
#*Toll Brothers, Inc.	11,707	210,024
Walt Disney Co. (The)	26,395	953,123
#*Washington Post Co.	500	201,075
Wendy’s/Arby’s Group, Inc.	25,187	115,860
*Wyndham Worldwide Corp.	12,369	355,609

Total Consumer Discretionary		21,419,889

Consumer Staples — (7.3%)
*Archer-Daniels-Midland Co.	36,315	1,210,016
#Bunge, Ltd.	4,598	276,202
*Constellation Brands, Inc. Class A	12,974	255,977
Corn Products International, Inc.	5,700	242,535
*CVS Caremark Corp.	91,801	2,765,046
Del Monte Foods Co.	14,194	203,542
*J.M. Smucker Co.	7,750	498,170
Kraft Foods, Inc.	77,704	2,507,508
*Molson Coors Brewing Co.	11,653	550,371
*Ralcorp Holdings, Inc.	3,600	223,416
Safeway, Inc.	10,155	232,550
*Smithfield Foods, Inc.	11,000	184,250
#*SUPERVALU, Inc.	16,003	172,672
#*Tyson Foods, Inc. Class A	22,881	355,800

Total Consumer Staples		9,678,055

Energy — (13.8%)
*Anadarko Petroleum Corp.	33,764	2,078,849
*Baker Hughes, Inc.	479	22,192

1068

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Chesapeake Energy Corp.	42,464	$921,469
*Chevron Corp.	8,866	732,420
*ConocoPhillips	84,950	5,046,030
#*Denbury Resources, Inc.	11,291	192,173
*Helmerich & Payne, Inc.	7,303	312,422
Hess Corp.	21,949	1,383,445
*Marathon Oil Corp.	48,071	1,709,885
*Murphy Oil Corp.	4,569	297,716
*Nabors Industries, Ltd.	17,448	364,663
National-Oilwell, Inc.	27,403	1,473,185
*Noble Energy, Inc.	7,100	578,508
Patterson-UTI Energy, Inc.	10,062	195,303
#Pioneer Natural Resources Co.	8,326	581,155
*Plains Exploration & Production Co.	9,379	261,393
*Pride International, Inc.	8,412	255,052
*QEP Resources, Inc.	2,711	89,544
*Rowan Cos., Inc.	7,570	249,053
*Sunoco, Inc.	8,277	310,139
*Tesoro Petroleum Corp.	3,600	46,656
Tidewater, Inc.	3,900	179,907
*Valero Energy Corp.	39,919	716,546
*Whiting Petroleum Corp.	2,073	208,212

Total Energy		18,205,917

Financials — (19.2%)
Allied World Assurance Co. Holdings, Ltd.	2,663	152,350
#*Alterra Capital Holdings, Ltd.	40	808
American Financial Group, Inc.	8,900	272,162
American National Insurance Co.	2,002	157,037
*Arch Capital Group, Ltd.	111	9,589
Aspen Insurance Holdings, Ltd.	2,831	80,315
#Associated Banc-Corp.	4,858	61,551
*Assurant, Inc.	7,844	310,152
Axis Capital Holdings, Ltd.	8,360	284,324
*Bank of America Corp.	287,246	3,286,094
#*Capital One Financial Corp.	31,256	1,164,911
*Citigroup, Inc.	995,905	4,152,924
CME Group, Inc.	4,118	1,192,779
#*CNA Financial Corp.	19,206	532,390
*E*Trade Financial Corp.	547	7,822
Everest Re Group, Ltd.	2,363	199,154
*Genworth Financial, Inc.	33,383	378,563
#Hanover Insurance Group, Inc.	3,901	176,520
*Hartford Financial Services Group, Inc.	29,855	715,923
*KeyCorp.	59,273	485,446
*Legg Mason, Inc.	10,900	338,227
*Lincoln National Corp.	22,332	546,687
*Loews Corp.	32,846	1,296,760
*Marshall & Ilsley Corp.	36,629	216,477
*MBIA, Inc.	814	9,125
*MetLife, Inc.	53,314	2,150,154
*Morgan Stanley	42,998	1,069,360
*NASDAQ OMX Group, Inc. (The)	14,073	295,814
#*Old Republic International Corp.	18,459	243,659
PartnerRe, Ltd.	1,512	119,932
*Popular, Inc.	45,832	125,121
*Prudential Financial, Inc.	24,969	1,312,870
Regions Financial Corp.	84,998	535,487
Reinsurance Group of America, Inc.	5,709	285,850
*SunTrust Banks, Inc.	34,125	853,808
Transatlantic Holdings, Inc.	4,200	220,920

1069

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Travelers Cos., Inc. (The)	10,777	$594,890
*Unum Group	25,650	575,073
Validus Holdings, Ltd.	6,949	197,074
Wesco Financial Corp.	399	144,997
#White Mountains Insurance Group, Ltd.	533	170,134
#Xl Group P.L.C.	13,410	283,621
*Zions Bancorporation	11,075	228,810

Total Financials		25,435,664

Health Care — (9.6%)
*Aetna, Inc.	29,082	868,389
#*Alere, Inc.	3,091	91,339
*Boston Scientific Corp.	59,290	378,270
*CareFusion Corp.	14,963	361,207
*Community Health Systems, Inc.	5,973	179,668
Cooper Cos., Inc.	80	3,947
*Coventry Health Care, Inc.	10,098	236,495
*Health Net, Inc.	1,883	50,634
*Hologic, Inc.	17,372	278,299
*Humana, Inc.	11,166	650,866
*King Pharmaceuticals, Inc.	16,000	226,240
Omnicare, Inc.	7,900	190,548
*PerkinElmer, Inc.	7,200	168,840
*Pfizer, Inc.	147,115	2,559,801
#Teleflex, Inc.	2,400	133,800
*Thermo Fisher Scientific, Inc.	28,066	1,443,154
UnitedHealth Group, Inc.	72,993	2,631,398
*Watson Pharmaceuticals, Inc.	7,682	358,365
*WellPoint, Inc.	34,119	1,854,026

Total Health Care		12,665,286

Industrials — (12.9%)
*AGCO Corp.	6,227	264,461
#*Armstrong World Industries, Inc.	3,700	154,475
#*Cintas Corp.	1,200	32,964
Covanta Holding Corp.	2,787	43,979
*CSX Corp.	29,860	1,834,897
General Electric Co.	261,625	4,191,232
#*Hertz Global Holdings, Inc.	24,061	272,371
Ingersoll-Rand P.L.C.	8,604	338,223
*Kansas City Southern	4,535	198,724
KBR, Inc.	10,800	274,320
*L-3 Communications Holdings, Inc.	2,255	162,788
*Norfolk Southern Corp.	28,700	1,764,763
*Northrop Grumman Corp.	23,289	1,472,098
*Owens Corning, Inc.	7,998	216,266
Pentair, Inc.	5,692	186,299
*Quanta Services, Inc.	289	5,682
Republic Services, Inc.	25,729	766,981
#*Ryder System, Inc.	4,100	179,375
*Southwest Airlines Co.	55,992	770,450
#*Terex Corp.	5,399	121,208
*Tyco International, Ltd.	13,506	517,010
*Union Pacific Corp.	35,497	3,112,377
*URS Corp.	5,530	215,283

Total Industrials		17,096,226

Information Technology — (3.0%)
Activision Blizzard, Inc.	37,402	429,001
*AOL, Inc.	7,621	203,328

1070

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CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Arrow Electronics, Inc.	8,461	$250,530
*Avnet, Inc.	11,078	329,903
AVX Corp.	11,500	164,910
*Computer Sciences Corp.	11,483	563,241
*CoreLogic, Inc.	1,925	33,822
Fidelity National Information Services, Inc.	23,644	640,752
*IAC/InterActiveCorp	10,123	282,432
*Ingram Micro, Inc.	12,677	223,876
*MEMC Electronic Materials, Inc.	14,206	182,121
#*Micron Technology, Inc.	12,690	104,946
*Tech Data Corp.	601	25,837
*Tellabs, Inc.	20,212	137,846
Xerox Corp.	35,922	420,287

Total Information Technology		3,992,832

Materials — (3.7%)
*Alcoa, Inc.	73,106	959,882
Ashland, Inc.	5,140	265,378
Cytec Industries, Inc.	3,200	158,464
#Domtar Corp.	2,878	228,398
Huntsman Corp.	14,695	203,526
*International Paper Co.	32,563	823,193
*MeadWestavco Corp.	13,541	348,410
Reliance Steel & Aluminum Co.	5,210	218,038
*Sealed Air Corp.	9,900	229,185
Steel Dynamics, Inc.	14,749	214,155
#*United States Steel Corp.	5,693	243,603
#*Vulcan Materials Co.	9,022	329,393
#*Weyerhaeuser Co.	39,172	635,370

Total Materials		4,856,995

Telecommunication Services — (5.7%)
*AT&T, Inc.	157,263	4,481,995
#*CenturyLink, Inc.	19,191	794,124
#*MetroPCS Communications, Inc.	20,092	209,158
*Sprint Nextel Corp.	204,911	844,233
Telephone & Data Systems, Inc.	4,000	139,320
Telephone & Data Systems, Inc. Special Shares.	3,296	98,320
*United States Cellular Corp.	3,700	171,902
*Verizon Communications, Inc.	24,560	797,463

Total Telecommunication Services		7,536,515

Utilities — (1.0%)
*AES Corp.	7,915	94,505
#*Calpine Corp.	28,515	356,438
*NRG Energy, Inc.	10,058	200,255
*Public Service Enterprise Group, Inc.	21,740	703,289

Total Utilities		1,354,487

TOTAL COMMON STOCKS		122,241,866

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	462,936	462,936

1071

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CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (7.3%)
§@DFA Short Term Investment Fund	9,606,270	$9,606,270
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.23%, 11/01/10 (Collateralized by $45,019 FNMA 3.500%, 10/01/20, valued at $47,099) to be repurchased at $45,728	$46	45,727

TOTAL SECURITIES LENDING COLLATERAL		9,651,997

TOTAL INVESTMENTS — (100.0%) (Cost $129,328,523)		$132,356,799

1072

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (87.4%)
AUSTRALIA — (4.7%)
Alumina, Ltd.	60,289	$120,470
Amcor, Ltd.	37,991	250,344
*Asciano Group, Ltd.	58,631	90,073
Australia & New Zealand Banking Group, Ltd.	19,152	467,245
Bank of Queensland, Ltd.	2,227	22,711
#Bendigo Bank, Ltd.	5,976	53,069
BlueScope Steel, Ltd.	42,352	83,222
#Boral, Ltd.	21,633	93,149
Caltex Australia, Ltd.	5,940	67,667
#Crown, Ltd.	18,116	148,360
CSR, Ltd.	31,163	55,697
Downer EDI, Ltd.	1,242	6,168
#Fairfax Media, Ltd.	59,866	85,051
Goodman Fielder, Ltd.	25,914	37,676
#Harvey Norman Holdings, Ltd.	6,979	22,774
Incitec Pivot, Ltd.	50,181	183,747
Insurance Australia Group, Ltd.	23,604	88,279
Macquarie Group, Ltd.	8,486	301,721
National Australia Bank, Ltd.	30,229	756,581
OneSteel, Ltd.	33,966	90,153
Origin Energy, Ltd.	23,352	365,582
OZ Minerals, Ltd.	58,808	90,699
Primary Health Care, Ltd.	4,114	12,589
*Qantas Airways, Ltd.	32,996	92,122
Santos, Ltd.	21,908	270,889
Sims Metal Management, Ltd.	1,475	23,690
Sonic Healthcare, Ltd.	8,209	87,582
Suncorp-Metway, Ltd.	27,906	251,922
TABCorp. Holdings, Ltd. (6873262)	13,144	95,091
*TABCorp. Holdings, Ltd. (B59GPT7)	1,460	10,554
Tatts Group, Ltd.	21,120	51,724
Toll Holdings, Ltd.	8,416	51,197
Washington H. Soul Pattinson & Co., Ltd.	924	11,846
Wesfarmers, Ltd.	33,137	1,078,165

TOTAL AUSTRALIA		5,517,809

AUSTRIA — (0.2%)
Erste Group Bank AG	4,122	186,239
Raiffeisen Bank International AG	427	24,116

TOTAL AUSTRIA		210,355

BELGIUM — (0.6%)
*Ageas SA	6,125	18,859
Delhaize Group SA	2,828	197,668
*KBC Groep NV	1,215	52,907
#Solvay SA	2,211	234,301
#UCB SA	5,259	204,007

TOTAL BELGIUM		707,742

CANADA — (9.4%)
Astral Media, Inc. Class A	700	28,071
Bank of Montreal	1,585	93,602
#BCE, Inc.	10,088	338,377
Canadian Pacific Railway, Ltd.	5,200	338,951
#Canadian Tire Corp. Class A	2,400	140,226
Empire Co., Ltd. Class A	1,200	68,677
#Encana Corp.	34,656	978,958
Ensign Energy Services, Inc.	2,200	27,309

1073

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CONTINUED

	Shares	Value††
CANADA — (Continued)
Fairfax Financial Holdings, Ltd.	700	$286,335
Franco-Nevada Corp.	4,100	141,424
George Weston, Ltd.	2,300	184,807
Goldcorp, Inc.	5,390	240,671
#Husky Energy, Inc.	9,700	240,812
Industrial Alliance Insurance & Financial Services, Inc.	2,800	87,852
Inmet Mining Corp.	1,550	92,675
Intact Financial Corp.	500	22,644
#Loblaw Cos., Ltd.	4,400	188,011
*Lundin Mining Corp.	6,800	43,071
Magna International, Inc.	4,115	372,162
Manulife Financial Corp.	36,810	465,945
Methanex Corp.	2,400	66,830
Nexen, Inc.	20,760	441,702
Sears Canada, Inc.	2,983	57,034
#*Sino-Forest Corp.	8,129	160,683
#Sun Life Financial, Inc.	22,308	631,247
#Suncor Energy, Inc.	38,733	1,241,097
Talisman Energy, Inc.	37,945	687,914
Teck Resources, Ltd. Class B	22,800	1,019,394
Telus Corp. Non-Voting	5,770	244,061
Thomson Reuters Corp.	17,778	678,942
#TransAlta Corp.	7,800	157,927
#TransCanada Corp.	25,955	958,648
*Viterra, Inc.	6,700	64,182
Yamana Gold, Inc.	27,400	301,430

TOTAL CANADA		11,091,671

DENMARK — (1.4%)
A.P. Moller - Maersk A.S.	48	416,516
Carlsberg A.S. Series B	4,898	535,500
Danisco A.S.	1,570	135,422
*Danske Bank A.S.	16,631	441,782
*Jyske Bank A.S.	3,101	138,990

TOTAL DENMARK		1,668,210

FINLAND — (1.0%)
Kesko Oyj	2,645	131,256
#Neste Oil Oyj	5,988	99,333
#Outokumpu Oyj	4,097	73,596
Sampo Oyj	2,958	82,832
Stora Enso Oyj Series R	31,688	314,856
UPM-Kymmene Oyj	25,862	429,709

TOTAL FINLAND		1,131,582

FRANCE — (7.3%)
*Air France-KLM SA	6,767	123,552
AXA SA	40,407	736,903
BNP Paribas SA	7,666	560,737
Capgemini SA	1,927	98,370
Casino Guichard Perrachon SA	1,239	116,567
Cie de Saint-Gobain SA	17,150	805,750
*Cie Generale de Geophysique-Veritas SA Sponsored ADR	3,650	85,009
Cie Generale des Establissements Michelin SA Series B	1,813	144,863
Ciments Francais SA	500	46,103
CNP Assurances SA	5,104	101,996
Credit Agricole SA	18,321	300,477
*European Aeronautic Defence & Space Co. SA	8,445	222,159
GDF Suez SA	24,649	984,904
Groupe Eurotunnel SA	11,735	116,744

1074

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CONTINUED

	Shares	Value††
FRANCE — (Continued)
Lafarge SA	8,592	$491,340
Lagardere SCA	4,151	177,338
*Natixis SA	34,313	210,786
*Peugeot SA	6,241	249,647
PPR SA	3,080	506,579
*Renault SA	7,980	445,498
*Rexel SA	2,105	39,754
Safran SA	1,377	43,686
SCOR SE	1,207	29,678
Societe Generale Paris SA	10,890	653,018
STMicroelectronics NV	28,793	252,491
Vivendi SA	39,090	1,117,004

TOTAL FRANCE		8,660,953

GERMANY — (8.1%)
Allianz SE	1,747	218,797
Allianz SE Sponsored ADR	70,836	887,575
Bayerische Motoren Werke AG	14,079	1,009,076
#*Commerzbank AG	14,930	134,562
*Daimler AG	28,284	1,869,104
Deutsche Bank AG	38,494	2,217,483
*Deutsche Lufthansa AG	6,846	146,351
*Deutsche Postbank AG	2,818	98,090
Deutsche Telekom AG	6,656	96,329
Deutsche Telekom AG Sponsored ADR	73,200	1,054,812
E.ON AG	2,846	89,239
#Fraport AG	901	57,157
Heidelberger Zement AG	5,179	272,769
*Merck KGaA	700	58,281
Munchener Rueckversicherungs-Gesellschaft AG	5,131	801,979
Porsche Automobil Holding SE	2,748	140,662
Salzgitter AG	1,190	85,301
ThyssenKrupp AG	6,258	230,024
Volkswagen AG	652	85,475

TOTAL GERMANY		9,553,066

GREECE — (0.0%)
*Alpha Bank A.E.	1,430	9,447
*EFG Eurobank Ergasias	1,230	7,592
Hellenic Petroleum S.A.	5,111	40,937

TOTAL GREECE		57,976

HONG KONG — (1.7%)
Cheung Kong Holdings, Ltd.	16,000	245,008
Great Eagle Holdings, Ltd.	8,452	25,327
Henderson Land Development Co., Ltd.	31,121	221,812
Hong Kong & Shanghai Hotels, Ltd.	19,052	33,606
Hopewell Holdings, Ltd.	1,500	4,735
Hutchison Whampoa, Ltd.	74,000	731,797
New World Development Co., Ltd.	148,795	294,514
*Orient Overseas International, Ltd.	5,000	43,973
Shangri-La Asia, Ltd.	20,000	45,251
Wharf Holdings, Ltd.	21,727	143,056
Wheelock & Co., Ltd.	55,000	193,859

TOTAL HONG KONG		1,982,938

IRELAND — (0.1%)
CRH P.L.C. Sponsored ADR	5,189	91,690

1075

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CONTINUED

	Shares	Value††
ISRAEL — (0.6%)
*Bank Hapoalim B.M.	74,220	$336,330
*Bank Leumi Le-Israel B.M.	44,583	205,151
Elbit Systems, Ltd.	2,223	118,041
*Israel Discount Bank, Ltd.	14,382	29,179
*NICE Systems, Ltd. Sponsored ADR	1,591	53,283

TOTAL ISRAEL		741,984

ITALY — (1.8%)
#*Banca Monte Dei Paschi di Siena SpA	23,367	32,890
Banco Popolare Scarl	3,698	19,875
Intesa Sanpaolo SpA	188,353	662,468
#Pirelli & Co. SpA	4,848	41,422
*Prelios SpA	4,848	2,847
Telecom Italia SpA	170,034	260,963
Telecom Italia SpA Sponsored ADR	24,800	378,448
UniCredit SpA	236,724	617,155
Unione di Banche Italiane ScpA	10,306	108,818
Unipol Gruppo Finanziario SpA	28,275	22,231

TOTAL ITALY		2,147,117

JAPAN — (18.2%)
77 Bank, Ltd. (The)	9,000	42,382
#AEON Co., Ltd.	22,700	267,343
Aisin Seiki Co., Ltd.	5,800	181,733
Ajinomoto Co., Inc.	19,000	181,071
Alfresa Holdings Corp.	1,400	58,862
Amada Co., Ltd.	10,000	65,801
#Asahi Kasei Corp.	33,000	194,136
#Bank of Iwate, Ltd. (The)	300	12,679
Bank of Kyoto, Ltd. (The)	9,000	80,372
Bank of Yokohama, Ltd. (The)	11,000	53,934
Bridgestone Corp.	15,800	282,841
Canon Marketing Japan, Inc.	2,000	24,913
#*Casio Computer Co., Ltd.	6,600	46,290
Chiba Bank, Ltd. (The)	10,000	61,738
Chugoku Bank, Ltd. (The)	5,400	62,636
Chuo Mitsui Trust Holdings, Inc.	4,000	14,430
Citizen Holdings Co., Ltd.	3,000	17,242
Coca-Cola West Co., Ltd.	1,000	15,302
Comsys Holdings Corp.	2,400	21,302
Cosmo Oil Co., Ltd.	10,000	26,928
Credit Saison Co., Ltd.	3,300	46,806
Dai Nippon Printing Co., Ltd.	18,000	227,057
Daicel Chemical Industries, Ltd.	10,000	69,465
Daihatsu Motor Co., Ltd.	2,000	27,017
Dainippon Sumitomo Pharma Co., Ltd.	3,100	27,997
Daishi Bank, Ltd. (The)	5,000	15,454
Daiwa House Industry Co., Ltd.	11,000	118,540
Daiwa Securities Group, Inc.	44,904	183,084
Denso Corp.	900	27,988
#*Elpida Memory, Inc.	7,300	74,728
#Fuji Electric Holdings Co., Ltd.	6,000	14,312
Fuji Heavy Industries, Ltd.	19,000	130,938
Fuji Television Network, Inc.	18	23,826
FUJIFILM Holdings Corp.	16,600	553,803
Fujikura, Ltd.	11,000	51,186
Fukuoka Financial Group, Inc.	25,000	96,963
Glory, Ltd.	1,200	26,504
Gunma Bank, Ltd. (The)	12,000	60,183
Hachijuni Bank, Ltd. (The)	17,000	87,238
Hakuhodo Dy Holdings, Inc.	470	23,474

1076

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CONTINUED

	Shares	Value††
JAPAN — (Continued)
Higo Bank, Ltd. (The)	3,000	$14,003
Hiroshima Bank, Ltd. (The)	2,000	8,169
Hitachi Capital Corp.	1,600	21,292
Hitachi High-Technologies Corp.	1,500	29,151
Hitachi Transport System, Ltd.	2,000	30,963
Hitachi, Ltd.	44,000	198,865
*Hitachi, Ltd. ADR	3,116	140,563
Hokkoku Bank, Ltd. (The)	5,000	20,129
Hokuhoku Financial Group, Inc.	26,000	48,081
#House Foods Corp.	1,600	23,628
Hyakugo Bank, Ltd. (The)	4,000	16,839
Hyakujishi Bank, Ltd. (The)	3,000	10,787
Idemitsu Kosan Co., Ltd.	800	67,392
Inpex Corp.	30	156,232
Isetan Mitsukoshi Holdings, Ltd.	11,700	129,095
Iyo Bank, Ltd. (The)	8,000	59,559
J Front Retailing Co., Ltd.	12,000	61,501
Joyo Bank, Ltd. (The)	14,000	60,899
JS Group Corp.	5,448	107,074
JTEKT Corp.	7,000	70,133
Juroku Bank, Ltd.	5,000	15,104
JX Holdings, Inc.	65,827	388,034
Kagoshima Bank, Ltd. (The)	5,000	29,901
#Kajima Corp.	31,000	72,692
Kamigumi Co., Ltd.	8,000	62,487
Kandenko Co., Ltd.	3,000	17,483
Kaneka Corp.	8,000	49,484
Kansai Paint Co., Ltd.	2,000	18,657
Kawasaki Kisen Kaisha, Ltd.	26,000	100,958
Keisei Electric Railway Co., Ltd.	7,000	46,740
Keiyo Bank, Ltd. (The)	4,000	18,119
Kinden Corp.	2,000	17,192
Kobe Steel, Ltd.	7,000	15,384
Kokuyo Co., Ltd.	2,000	15,288
Kyocera Corp.	2,700	269,088
Kyowa Hakko Kirin Co., Ltd.	10,000	98,058
Mabuchi Motor Co., Ltd.	400	21,174
Marui Group Co., Ltd.	6,000	47,150
Maruichi Steel Tube, Ltd.	1,300	25,749
Mazda Motor Corp.	34,000	86,409
Medipal Holdings Corp.	4,200	48,986
Meiji Holdings Co., Ltd.	2,502	115,490
Mitsubishi Chemical Holdings Corp.	42,500	218,602
Mitsubishi Gas Chemical Co., Inc.	13,000	80,369
Mitsubishi Heavy Industries, Ltd.	112,000	407,122
Mitsubishi Logistics Corp.	3,000	36,283
*Mitsubishi Materials Corp.	35,000	109,567
Mitsubishi Tanabe Pharma Corp.	5,000	81,800
Mitsubishi UFJ Financial Group, Inc.	402,600	1,868,468
Mitsui & Co., Ltd.	54,300	853,998
Mitsui Chemicals, Inc.	29,000	84,950
#*Mitsui Engineering & Shipbuilding Co., Ltd.	23,000	51,943
Mitsui O.S.K. Lines, Ltd.	13,000	83,140
Mitsumi Electric Co., Ltd.	1,900	32,306
Mizuho Securities Co., Ltd.	13,000	27,622
MS&AD Insurance Group Holdings, Inc.	1,250	29,946
Nagase & Co., Ltd.	2,000	23,415
Namco Bandai Holdings, Inc.	6,100	56,208
#Nanto Bank, Ltd. (The)	3,000	15,700
NEC Corp.	80,000	222,597
Nippon Express Co., Ltd.	27,000	107,281

1077

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nippon Meat Packers, Inc.	5,000	$58,136
Nippon Paper Group, Inc.	4,100	104,099
Nippon Sheet Glass Co., Ltd.	16,000	35,112
Nippon Shokubai Co., Ltd.	3,000	28,330
*Nippon Steel Corp.	13,000	40,861
Nippon Television Network Corp.	190	25,078
Nippon Yusen K.K.	41,000	171,989
Nishi-Nippon Bank, Ltd.	18,000	49,048
Nissan Motor Co., Ltd.	43,000	377,919
Nisshin Seifun Group, Inc.	6,000	74,289
Nisshin Steel Co., Ltd.	23,000	41,433
Nisshinbo Holdings, Inc.	3,000	30,368
*NKSJ Holdings, Inc.	8,000	54,900
NOK Corp.	2,200	39,176
Nomura Real Estate Holdings, Inc.	2,800	42,947
NTN Corp.	7,000	31,662
Obayashi Corp.	16,000	65,189
Ogaki Kyoritsu Bank, Ltd. (The)	4,000	11,228
Oji Paper Co., Ltd.	27,000	124,547
Ono Pharmaceutical Co., Ltd.	200	8,436
Onward Holdings Co., Ltd.	2,000	14,941
Panasonic Corp.	28,800	419,826
Rengo Co., Ltd.	6,000	38,169
Ricoh Co., Ltd.	24,000	335,727
Rohm Co., Ltd.	3,300	205,798
San-in Godo Bank, Ltd. (The)	3,000	20,757
Sankyo Co., Ltd.	1,800	95,902
Sapporo Hokuyo Holdings, Inc.	6,000	24,739
SBI Holdings, Inc.	588	71,621
Seiko Epson Corp.	4,400	70,157
Seino Holdings Co., Ltd.	2,000	12,177
Sekisui Chemical Co., Ltd.	11,000	69,884
Sekisui House, Ltd.	17,000	159,772
Seven & I Holdings Co., Ltd.	22,100	513,008
#Sharp Corp.	30,000	296,351
Shiga Bank, Ltd.	4,000	21,066
Shimizu Corp.	20,000	77,207
#*Shinsei Bank, Ltd.	22,000	17,435
Shizuoka Bank, Ltd.	14,000	119,871
Showa Shell Sekiyu K.K.	3,100	26,098
SKY Perfect JSAT Holdings, Inc.	23	7,602
Sojitz Corp.	34,370	63,176
Sony Corp.	6,800	229,752
#Sony Corp. Sponsored ADR	29,100	984,744
Sumitomo Bakelite Co., Ltd.	9,000	48,755
#Sumitomo Corp.	41,500	525,424
Sumitomo Electric Industries, Ltd.	17,800	226,501
Sumitomo Forestry Co., Ltd.	3,000	22,160
Sumitomo Mitsui Financial Group, Inc.	22,500	671,574
Sumitomo Rubber Industries, Ltd.	3,400	36,543
Sumitomo Trust & Banking Co., Ltd.	23,000	125,575
Suzuken Co., Ltd.	3,000	94,315
*Taiheiyo Cement Corp.	11,600	12,521
Taisei Corp.	32,000	68,320
#Taisho Pharmaceutical Co., Ltd.	3,000	63,171
Taiyo Yuden Co., Ltd.	3,000	38,543
#Takashimaya Co., Ltd.	6,000	45,166
Teijin, Ltd.	24,000	88,863
Toda Corp.	4,000	13,477
Tokuyama Corp.	9,000	49,265
Tokyo Broadcasting System, Inc.	1,700	20,944

1078

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tokyo Steel Manufacturing Co., Ltd.	1,500	$14,844
Tokyo Tatemono Co., Ltd.	8,000	32,235
Toppan Printing Co., Ltd.	16,000	128,526
#Tosoh Corp.	5,000	13,373
#Toyo Seikan Kaisha, Ltd.	5,100	87,025
Toyota Auto Body Co., Ltd.	2,000	30,054
#*Toyota Motor Corp. Sponsored ADR	31,618	2,239,187
Toyota Tsusho Corp.	6,700	103,725
TV Asahi Corp.	9	12,684
UNY Co., Ltd.	5,300	44,166
Wacoal Corp.	2,000	29,129
Yamaguchi Financial Group, Inc.	7,000	63,374
Yamaha Corp.	5,000	61,173
Yamato Holdings Co., Ltd.	8,200	103,376
#Yamato Kogyo Co., Ltd.	1,600	40,925
Yamazaki Baking Co., Ltd.	2,000	24,395
Yokogawa Electric Corp.	6,000	39,362
Yokohama Rubber Co., Ltd.	3,000	14,996

TOTAL JAPAN		21,387,990

NETHERLANDS — (4.0%)
*Aegon NV	63,215	400,644
Akzo Nobel NV	2,627	156,046
#ArcelorMittal NV	36,543	1,182,479
#ArcelorMittal NV ADR	3,900	126,282
*ING Groep NV	138,408	1,480,793
*ING Groep NV Sponsored ADR	33,135	357,195
Koninklijke DSM NV	5,062	270,910
Koninklijke Philips Electronics NV	23,073	703,784

TOTAL NETHERLANDS		4,678,133

NEW ZEALAND — (0.1%)
*Auckland International Airport, Ltd.	6,421	10,289
Contact Energy, Ltd.	18,504	82,639

TOTAL NEW ZEALAND		92,928

NORWAY — (1.1%)
DnB NOR ASA Series A	27,323	375,319
Marine Harvest ASA	72,000	71,621
Norsk Hydro ASA	49,435	303,449
Orkla ASA	32,950	319,331
*Petroleum Geo-Services ASA	4,204	52,643
*Renewable Energy Corp. ASA	14,547	50,663
*Storebrand ASA	10,400	75,821

TOTAL NORWAY		1,248,847

PORTUGAL — (0.1%)
#Banco Comercial Portugues SA	23,860	21,706
Banco Espirito Santo SA	18,664	92,688

TOTAL PORTUGAL		114,394

SINGAPORE — (1.3%)
CapitaLand, Ltd.	105,000	316,731
DBS Group Holdings, Ltd.	43,360	467,014
Fraser & Neave, Ltd.	35,500	171,550
Golden Agri-Resources, Ltd.	277,000	139,859
*Neptune Orient Lines, Ltd.	7,000	11,635
Oversea-Chinese Banking Corp., Ltd.	249	1,739
Overseas Union Enterprise, Ltd.	3,000	7,614
Singapore Airlines, Ltd.	23,800	291,883

1079

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Singapore Land, Ltd.	1,000	$5,507
United Industrial Corp., Ltd.	24,000	43,039
UOL Group, Ltd.	12,400	43,701
Venture Corp., Ltd.	1,000	7,016

TOTAL SINGAPORE		1,507,288

SPAIN — (1.9%)
Acciona SA	853	75,097
#Banco de Sabadell SA	32,435	157,867
Banco Espanol de Credito SA	2,825	28,350
Banco Popular Espanol SA	27,910	180,751
Banco Santander SA (5705946)	37,514	481,515
*Banco Santander SA (B4R7379)	480	6,167
Bankinter SA	1,073	7,158
Cia Espanola de Petroleos SA	213	5,072
Criteria Caixacorp SA	25,463	143,858
Gas Natural SDG SA	9,063	132,760
Iberdrola Renovables SA	53,859	181,964
Repsol YPF SA	12,026	333,487
Repsol YPF SA Sponsored ADR	20,400	564,876

TOTAL SPAIN		2,298,922

SWEDEN — (2.7%)
Boliden AB	3,652	62,009
Nordea Bank AB	87,311	961,352
#Skandinaviska Enskilda Banken AB Series A	64,698	501,565
#SSAB AB Series A	5,533	77,591
#SSAB AB Series B	2,545	31,482
Svenska Cellulosa AB Series B	27,821	431,308
#*Swedbank AB Series A	21,949	306,925
Tele2 AB Series B	4,270	93,842
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	24,810	272,662
TeliaSonera AB	57,228	478,024

TOTAL SWEDEN		3,216,760

SWITZERLAND — (5.1%)
#Adecco SA	3,259	182,347
Baloise Holding AG	3,031	280,055
Banque Cantonale Vaudoise AG	110	53,468
Credit Suisse Group AG	22,276	922,195
Credit Suisse Group AG Sponsored ADR	8,300	344,450
Givaudan SA	168	173,107
Holcim, Ltd. AG	10,522	655,482
*Lonza Group AG	799	69,947
#*Novartis AG ADR	5,600	324,520
Sulzer AG	1,080	131,498
Swatch Group AG (7184725)	410	156,716
Swatch Group AG (7184736)	27	1,877
Swiss Life Holding AG	1,200	146,849
Swiss Reinsurance Co., Ltd. AG	12,607	605,730
#*UBS AG	43,220	734,202
#Valiant Holding AG	499	77,976
Zurich Financial Services AG	4,723	1,155,800

TOTAL SWITZERLAND		6,016,219

UNITED KINGDOM — (16.0%)
Amlin P.L.C.	7,726	50,318
Associated British Foods P.L.C.	17,097	286,749
Aviva P.L.C.	102,064	650,898
Barclays P.L.C.	293	1,288

1080

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Barclays P.L.C. Sponsored ADR	64,148	$1,132,212
#*BP P.L.C. Sponsored ADR	39,200	1,600,536
#*British Airways P.L.C.	30,103	130,449
Cable & Wireless Worldwide P.L.C.	17,333	19,478
Carnival P.L.C.	3,722	160,811
Carnival P.L.C. ADR	7,800	339,846
*easyJet P.L.C.	6,000	43,845
HSBC Holdings P.L.C. Sponsored ADR	69	3,596
International Power P.L.C.	74,161	494,821
Kazakhmys P.L.C.	6,164	129,884
Kingfisher P.L.C.	115,608	440,422
Legal & General Group P.L.C.	141,448	227,407
*Lloyds Banking Group P.L.C. Sponsored ADR	84,251	369,019
Mondi P.L.C.	16,202	134,905
Old Mutual P.L.C.	121,977	254,027
Pearson P.L.C.	4,010	61,417
#Pearson P.L.C. Sponsored ADR	20,800	320,320
Rexam P.L.C.	45,392	231,202
*Royal Bank of Scotland Group P.L.C.	281,320	201,286
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	4,288	61,661
#Royal Dutch Shell P.L.C. ADR	73,556	4,731,122
RSA Insurance Group P.L.C.	46,890	98,374
Sainsbury (J.) P.L.C.	53,971	336,977
Thomas Cook Group P.L.C.	36,223	104,998
Vodafone Group P.L.C.	672,985	1,839,684
Vodafone Group P.L.C. Sponsored ADR	97,727	2,688,470
William Morrison Supermarkets P.L.C.	97,778	460,169
*Wolseley P.L.C.	2,899	77,112
WPP P.L.C.	21,749	252,744
Xstrata P.L.C.	46,073	892,590

TOTAL UNITED KINGDOM		18,828,637

TOTAL COMMON STOCKS		102,953,211

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $160,000 FHLMC 5.00%, 10/15/19, valued at $181,000) to be repurchased at $174,003	$174	174,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.4%)
§@DFA Short Term Investment Fund	11,067,482	11,067,482
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $3,628,869)## to be repurchased at $3,557,780	$3,558	3,557,715

TOTAL SECURITIES LENDING COLLATERAL		14,625,197

TOTAL INVESTMENTS — (100.0%) (Cost $119,215,999)		$117,752,408

1081

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (88.0%)
AUSTRALIA — (7.8%)
#*Acrux, Ltd.	7,398	$21,702
Adelaide Brighton, Ltd.	26,886	94,224
#*AED Oil, Ltd.	4,139	1,931
#Alesco Corp., Ltd.	6,428	15,686
#*Alliance Resources, Ltd.	21,658	9,166
Amalgamated Holdings, Ltd.	5,533	34,006
*Amcom Telecommunications, Ltd.	19,153	6,363
#*Andean Resources, Ltd.	22,721	141,718
Ansell, Ltd.	8,744	116,232
*Antares Energy, Ltd.	12,881	5,993
APA Group, Ltd.	19,136	73,251
#APN News & Media, Ltd.	27,122	51,435
*ARB Corp., Ltd.	3,547	24,937
#Aristocrat Leisure, Ltd.	5,996	20,659
*Atlas Iron, Ltd.	17,563	43,364
*Aurora Oil & Gas, Ltd.	5,774	7,372
Ausdrill, Ltd.	18,630	43,666
#*Ausenco, Ltd.	2,629	6,592
#*Austar United Communications, Ltd.	47,280	45,292
Austereo Group, Ltd.	21,665	34,849
#*Australian Agricultural Co., Ltd.	18,400	28,853
Australian Infrastructure Fund NL	40,779	79,101
Australian Pharmaceutical Industries, Ltd.	21,680	10,961
*Australian Worldwide Exploration, Ltd.	35,889	53,080
Automotive Holdings Group NL	10,919	24,437
AVJennings, Ltd.	21,460	11,931
*Avoca Resources, Ltd.	11,425	35,413
*AWB, Ltd.	49,343	71,831
*Bandanna Energy, Ltd.	2,080	2,491
Beach Petroleum, Ltd.	65,284	42,877
Bendigo Mining, Ltd.	12,000	3,232
*Biota Holdings, Ltd.	9,219	8,758
Blackmores, Ltd.	248	6,686
#*BMA Gold, Ltd.	31,752	10,479
Boart Longyear Group NL	30,454	108,074
*Boom Logistics, Ltd.	20,098	9,843
*Bow Energy, Ltd.	11,161	12,636
Bradken, Ltd.	8,097	65,115
Brickworks, Ltd.	2,046	22,808
#*Brockman Resources, Ltd.	5,611	22,224
Cabcharge Australia, Ltd.	9,538	53,624
#Campbell Brothers, Ltd.	4,877	167,995
*Carnarvon Petroleum, Ltd.	6,703	3,227
Cellestis, Ltd.	1,557	3,628
*Centamin Egypt, Ltd.	39,538	109,721
#*Ceramic Fuel Cells, Ltd.	91,856	16,144
*Chemeq, Ltd.	5,304	431
*Citadel Resource Group, Ltd.	70,340	33,404
*Citigold Corp., Ltd.	58,895	5,714
Clough, Ltd.	17,664	11,510
#*Coal of Africa, Ltd.	22,474	31,229
*Coalspur Mines, Ltd.	21,206	24,059
*Cockatoo Coal, Ltd.	39,936	21,386
ConnectEast Group, Ltd.	210,730	89,670
Consolidated Media Holdings, Ltd.	15,282	50,209
#Count Financial, Ltd.	11,804	15,131
#Crane Group, Ltd.	6,829	50,795
CSG, Ltd.	12,251	21,522

1082

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*CudeCo., Ltd.	4,262	$10,001
David Jones, Ltd.	14,034	65,368
*Deep Yellow, Ltd.	47,823	10,589
*Discovery Metals, Ltd.	24,442	28,035
Domino’s Pizza Enterprises, Ltd.	611	3,402
DUET Group, Ltd.	52,824	90,032
*DuluxGroup, Ltd.	5,996	15,858
#*Eastern Star Gas, Ltd.	16,465	13,637
#*Elders, Ltd.	15,828	9,990
*Energy World Corp., Ltd.	50,545	19,196
Envestra, Ltd.	82,478	42,094
*Extract Resources, Ltd.	4,219	31,689
FKP Property Group, Ltd.	51,434	47,338
Fleetwood Corp., Ltd.	6,315	75,610
FlexiGroup, Ltd.	6,860	10,074
#Flight Centre, Ltd.	3,898	87,221
*Galaxy Resources, Ltd.	14,500	20,720
*Gindalbie Metals, Ltd.	18,113	18,657
#*Giralia Resources NL	9,349	25,202
Goodman Fielder, Ltd.	90,244	131,204
Graincorp, Ltd. Series A	10,303	75,966
GUD Holdings, Ltd.	3,447	35,313
#*Gunns, Ltd.	32,848	21,878
GWA International, Ltd.	14,186	42,716
Hills Industries, Ltd.	26,079	55,179
#*Horizon Oil, Ltd.	65,914	23,183
iiNet, Ltd.	8,275	23,132
*Iluka Resources, Ltd.	27,776	183,841
*Imdex, Ltd.	13,781	16,595
Independence Group NL	5,844	40,221
Industrea, Ltd.	15,673	7,056
Infigen Energy, Ltd.	14,000	10,116
#Invocare, Ltd.	6,435	41,274
IOOF Holdings, Ltd.	13,685	96,386
Iress Market Technology, Ltd.	6,392	54,847
#*Iron Ore Holdings, Ltd.	7,983	13,412
*iSOFT Group, Ltd.	71,546	6,734
*Ivanhoe Australia, Ltd.	3,622	11,233
*Jabiru Metals, Ltd.	19,707	10,804
#JB Hi-Fi, Ltd.	7,902	153,992
*Kagara, Ltd.	27,762	20,776
*Karoon Gas Australia, Ltd.	5,930	54,719
#Kingsgate Consolidated, Ltd.	8,435	82,886
Linc Energy, Ltd.	12,969	24,708
*Lynas Corp., Ltd.	58,152	83,813
MAC Services Group, Ltd.	3,543	13,332
#MacMahon Holdings, Ltd.	42,067	20,461
#*Mantra Resources, Ltd.	5,077	28,875
McMillan Shakespeare, Ltd.	6,700	46,655
#*Medusa Mining, Ltd.	3,460	18,887
Mermaid Marine Australia, Ltd.	7,426	20,753
Mincor Resources NL	14,047	24,606
Mineral Resources, Ltd.	3,758	36,555
#*Mitchell Communications Group, Ltd.	21,779	25,712
*Molopo Energy, Ltd.	15,907	15,871
#Monadelphous Group, Ltd.	3,946	64,655
Mortgage Choice, Ltd.	10,500	12,332
*Mount Gibson Iron, Ltd.	38,346	76,184
*Murchison Metals, Ltd.	8,000	12,229
Navitas, Ltd.	17,812	66,829
#Nufarm, Ltd.	9,844	43,878

1083

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Oakton, Ltd.	7,474	$22,720
#*Orocobre, Ltd.	7,127	17,035
*Pacific Brands, Ltd.	43,040	45,838
*PanAust, Ltd.	164,021	120,352
Panoramic Resources, Ltd.	7,300	16,866
*Paperlinx, Ltd.	26,157	11,412
Peet, Ltd.	6,045	11,237
*Perilya, Ltd.	20,989	11,127
#Perpetual Trustees Australia, Ltd.	2,806	104,181
*Perseus Mining, Ltd.	24,847	73,007
*Pharmaxis, Ltd.	13,796	38,101
#*Platinum Australia, Ltd.	19,490	12,613
PMP, Ltd.	17,571	13,181
Premier Investments, Ltd.	3,174	21,490
Primary Health Care, Ltd.	12,716	38,911
Prime Media Group, Ltd.	5,377	3,433
Programmed Maintenance Service, Ltd.	1,045	2,003
RCR Tomlinson, Ltd.	10,693	14,580
REA Group, Ltd.	1,460	15,390
*Regis Resources, Ltd.	21,064	33,046
Reject Shop, Ltd. (The)	1,278	23,027
*Resolute Mining, Ltd.	14,432	18,620
Ridley Corp., Ltd.	33,330	40,178
*Riversdale Mining, Ltd.	15,333	161,388
*Roc Oil Co., Ltd.	19,451	7,925
SAI Global, Ltd.	10,719	45,919
*Sandfire Resources NL	2,590	20,376
#Seek, Ltd.	4,570	32,406
Select Harvests, Ltd.	3,697	11,642
Servcorp, Ltd.	1,569	4,653
*Service Stream, Ltd.	21,994	10,589
*Seven Group Holdings, Ltd.	6,465	46,793
Sigma Pharmaceuticals, Ltd.	73,664	32,610
*Silex System, Ltd.	7,191	37,013
*Silver Lake Resources, Ltd.	17,110	39,033
Sirtex Medical, Ltd.	2,800	16,581
SMS Management & Technology, Ltd.	6,207	41,640
Southern Cross Media Group, Ltd.	36,302	79,859
SP Telemedia, Ltd.	25,871	39,504
Spark Infrastructure Group, Ltd.	83,944	92,111
Specialty Fashion Group, Ltd.	19,600	25,583
*Sphere Minerals, Ltd.	10,324	25,078
Spotless Group, Ltd.	14,680	32,867
#*St. Barbara, Ltd.	57,998	23,712
Straits Resources, Ltd.	11,702	21,452
STW Communications Group, Ltd.	15,518	14,577
*Sunland Group, Ltd.	14,139	11,001
Super Cheap Auto Group, Ltd.	8,081	52,755
*Tap Oil, Ltd.	20,587	16,014
Tassal Group, Ltd.	7,976	10,788
Technology One, Ltd.	23,020	22,363
#*Ten Network Holdings, Ltd.	43,531	61,465
*Thakral Holdings Group, Ltd.	85,197	37,321
Tower Australia Group, Ltd.	34,290	81,124
Transfield Services, Ltd.	23,464	79,691
Transfield Services, Ltd. Infrastructure Fund	35,604	23,321
#*Transpacific Industries Group, Ltd.	28,570	34,590
Trust Co., Ltd. (The)	659	3,937
UXC, Ltd.	17,099	8,426
Village Roadshow, Ltd.	10,695	24,595
*Virgin Blue Holdings, Ltd.	110,192	46,540

1084

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Watpac, Ltd.	6,412	$10,456
#West Australian Newspapers Holdings, Ltd.	9,178	64,356
#Western Areas NL	7,047	40,656
#*White Energy Co., Ltd.	9,723	36,207
WHK Group, Ltd.	9,562	10,247
Wide Bay Australia, Ltd.	777	7,729
Wotif.com Holdings, Ltd.	5,438	24,958

TOTAL AUSTRALIA		6,893,377

AUSTRIA — (1.2%)
Agrana Beteiligungs AG	319	31,275
Andritz AG	2,690	206,151
*Austriamicrosystems AG	575	22,929
BWIN Interactive Entertainment AG	1,406	67,303
BWT AG	472	13,171
#EVN AG	1,894	30,065
Flughafen Wien AG	543	33,679
*Intercell AG	2,073	50,699
Lenzing AG	50	24,824
Mayr-Melnhof Karton AG	840	90,840
Oberbank AG	1,045	63,857
#Oesterreichischen Post AG	1,448	43,830
*Palfinger AG	904	27,577
*RHI AG	833	27,644
Schoeller-Bleckmann Oilfield Equipment AG	838	61,799
#Uniqa Versicherungen AG	4,023	83,241
*Wienerberger AG	6,853	115,494
Zumtobel AG	2,862	58,577

TOTAL AUSTRIA		1,052,955

BELGIUM — (1.5%)
Ackermans & van Haaren NV	2,011	173,497
#*Agfa-Gevaert NV	15,370	89,760
Banque Nationale de Belgique SA	20	100,819
*Barco NV	500	29,617
Bekaert SA	879	269,459
Compagnie d’Entreprises SA	280	17,468
Compagnie Immobiliere de Belgique SA	200	8,443
Compagnie Maritime Belge SA	1,500	45,375
*Deceuninck NV	6,500	16,165
D’Ieteren SA	185	100,971
Econocom Group SA	1,771	24,780
#Elia System Operator SA NV	1,248	47,229
Euronav SA	1,500	25,077
#EVS Broadcast Equipment SA	477	29,957
Exmar NV	1,500	11,224
*Ion Beam Applications SA	675	8,264
#*Melexis NV	1,058	18,707
#Nyrstar NV	2,067	30,491
Omega Pharma SA	1,200	56,131
Recticel SA	1,421	14,902
*Roularta Media Group NV	455	14,391
Sipef NV	460	36,743
Telenet Group Holding NV	2,829	118,469
Tessenderlo Chemie NV	1,531	52,391
Van de Velde NV	393	20,585

TOTAL BELGIUM		1,360,915

CANADA — (10.3%)
Aastra Technologies, Ltd.	800	16,708

1085

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Absolute Software Corp.	2,400	$9,319
*Advantage Oil & Gas, Ltd.	4,112	25,481
Aecon Group, Inc.	1,200	14,284
AGF Management, Ltd. Class B	5,044	81,948
Akita Drilling, Ltd.	1,200	10,472
Alamos Gold, Inc.	3,100	47,994
#Algonquin Power & Utilities Corp.	4,700	21,290
#Alliance Grain Traders, Inc.	462	14,337
*AltaGas, Ltd.	2,600	51,929
*Altius Minerals Corp.	1,000	10,325
*Anatolia Minerals Development, Ltd.	5,100	37,704
*Anderson Energy, Ltd.	5,100	5,451
*Angle Energy, Inc.	2,700	20,173
*Antrim Energy, Inc.	6,500	6,819
*Anvil Mining, Ltd.	4,200	19,314
Astral Media, Inc. Class A	3,600	144,367
ATCO, Ltd.	1,581	80,840
*Atlantic Power Corp.	2,516	33,649
*Atrium Innovations, Inc.	831	12,100
*ATS Automation Tooling System, Inc.	5,060	35,672
*Aura Minerals, Inc.	5,100	22,152
*Aurizon Mines, Ltd.	12,400	82,918
*AXIA NetMedia Corp.	4,000	5,726
#*B2Gold Corp.	13,000	29,062
#*Ballard Power Systems, Inc.	3,700	6,639
*Bankers Petroleum, Ltd.	14,456	101,344
*Bellatrix Exploration, Ltd.	4,800	17,272
#*BioExx Specialty Proteins, Ltd.	10,300	25,753
*Birchcliff Energy, Ltd.	4,800	40,192
*BlackPearl Resources, Inc.	10,525	44,374
BMTC Group, Inc.	650	14,920
#Bonterra Energy Corp.	562	23,876
*Boralex, Inc. Class A	2,200	18,119
*Breakwater Resources, Ltd.	1,850	10,339
*Bridgewater Systems Corp.	1,850	15,962
#*Burcon NutraScience Corp.	600	6,371
CAE, Inc.	12,099	135,712
Calfrac Well Services, Ltd.	1,100	27,654
*Calvalley Petroleum, Inc.	3,100	12,219
Canaccord Capital, Inc.	2,289	23,723
Canada Bread Co., Ltd.	800	34,435
#Canadian Western Bank	2,800	69,623
Canam Group, Inc. Class A	2,100	16,596
*Canfor Corp.	7,200	67,983
*Cangene Corp.	2,500	7,844
*Capstone Mining Corp.	9,200	32,293
*Cardiome Pharma Corp.	2,500	12,722
Cascades, Inc.	3,900	25,697
*Catalyst Paper Corp.	24,005	5,060
CCL Industries, Inc. Class B	1,500	43,975
*Celestica, Inc.	16,300	137,285
*Celtic Exploration, Ltd.	3,000	36,121
*Cequence Energy, Ltd.	2,168	3,784
*China Gold International Resources Corp., Ltd.	9,700	47,744
*Chinook Energy, Inc.	1,124	1,962
#*Churchill Corp. (The) Class A	1,045	20,564
Cogeco Cable, Inc.	1,000	38,239
*Colossus Minerals, Inc.	2,400	19,531
*COM DEV International, Ltd.	4,500	9,354
*Compton Petroleum Corp.	7,200	3,494
*Connacher Oil & Gas, Ltd.	18,200	20,700

1086

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Consolidated Thompson Iron Mines, Ltd.	13,300	$128,840
*Copper Mountain Mining Corp.	2,900	13,990
Corby Distilleries, Ltd.	900	14,119
*Corridor Resources, Inc.	2,900	19,079
Corus Entertainment, Inc. Class B	5,400	116,588
#*Corvus Gold, Inc.	630	605
*Cott Corp.	3,000	24,679
*Crew Energy, Inc.	2,665	51,528
*Crystallex International Corp.	14,000	4,873
Dalsa Corp.	500	5,628
#Daylight Energy, Ltd.	6,814	66,343
*Delphi Energy Corp.	7,188	14,589
*Denison Mines Corp.	13,884	29,132
*Descartes Systems Group, Inc. (The)	5,100	32,203
*Detour Gold Corp.	2,900	84,705
Dorel Industries, Inc. Class B	1,600	53,935
#*DragonWave, Inc.	1,751	14,318
#*Dundee Precious Metals, Inc.	4,755	28,206
DundeeWealth, Inc.	4,400	71,183
*Eastern Platinum, Ltd.	39,900	72,766
#*ECU Silver Mining, Inc.	13,950	10,258
E-L Financial Corp., Ltd.	18	7,060
#*Endeavour Silver Corp.	4,916	23,811
Ensign Energy Services, Inc.	6,994	86,816
#*Equinox Minerals, Ltd.	32,100	174,364
Equitable Group, Inc.	400	9,189
*Euro Goldfields, Ltd.	5,700	77,013
Evertz Technologies, Ltd.	3,700	58,263
*Excellon Resources, Inc.	9,550	7,772
*Fairborne Energy, Ltd.	5,400	21,390
*Far West Mining, Ltd.	200	1,079
*Farallon Mining, Ltd.	17,250	9,641
*First Majestic Silver Corp.	5,500	42,171
*First Uranium Corp.	4,800	3,718
*FirstService Corp.	315	8,030
*Flint Energy Services, Ltd.	2,500	39,048
*Forsys Metals Corp.	2,500	4,878
Forzani Group, Ltd. Class A	2,300	34,413
*Fronteer Gold, Inc.	9,497	75,518
#*Galleon Energy, Inc. Class A	5,400	20,649
*Gammon Gold, Inc.	3,050	20,844
*Garda World Security Corp.	906	7,622
Gennum Corp.	1,400	9,870
*Glacier Media, Inc.	1,800	4,147
Gluskin Shef & Associates, Inc.	1,000	19,316
#*GLV, Inc.	781	5,414
#*Golden Star Resources, Ltd.	13,100	68,718
*Grande Cache Coal Corp.	3,400	23,336
*Great Basin Gold, Ltd.	11,200	31,407
*Great Canadian Gaming Corp.	3,200	25,320
*Greystar Resources, Ltd.	2,300	9,720
#Groupe Aeroplan, Inc.	12,000	145,897
*Guyana Goldfields, Inc.	1,829	19,852
*Hanfeng Evergreen, Inc.	2,400	16,096
*Harry Winston Diamond Corp.	3,200	40,882
*Heroux-Devtek, Inc.	2,400	14,072
Home Capital Group, Inc.	1,850	87,122
HudBay Minerals, Inc.	6,631	104,676
IESI-BFC, Ltd.	359	8,402
#*Imax Corp.	1,881	40,814
*Imperial Metals Corp.	2,500	60,790

1087

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Imris, Inc.	1,500	$7,574
Industrial Alliance Insurance & Financial Services, Inc.	472	14,809
*Innergex Renewable Energy, Inc.	1,410	13,327
#*Intermap Technologies, Ltd.	3,500	2,265
*International Forest Products, Ltd. Class A	3,600	17,578
#*International Tower Hill Mines, Ltd.	1,260	9,414
*Intertape Polymer Group, Inc.	900	935
#*Ivanhoe Energy, Inc.	10,100	26,144
#*Jaguar Mining, Inc.	4,030	26,119
Jean Coutu Group (PJC), Inc. Class A (The)	3,375	30,345
*Keegan Resources, Inc.	2,901	22,670
*Kingsway Financial Services, Inc.	2,400	3,530
*Kirkland Lake Gold, Inc.	3,200	35,329
*La Mancha Resources, Inc.	4,326	11,325
#*Labopharm, Inc.	2,500	2,623
*Labrador Iron Mines Holdings, Ltd.	1,400	8,373
#*Lake Shore Gold Corp.	9,700	32,907
*Laramide Resources, Ltd.	1,600	3,075
Laurentian Bank of Canada	1,400	60,741
#Le Chateau, Inc. Class A	1,200	14,707
*Legacy Oil + Gas, Inc.	3,200	38,529
Leon’s Furniture, Ltd.	2,400	32,238
Linamar Corp.	3,100	68,298
*MacDonald Dettweiler & Associates, Ltd.	1,700	84,692
*MAG Silver Corp.	2,486	20,694
Major Drilling Group International, Inc.	1,200	41,075
Manitoba Telecom Services, Inc.	645	18,422
Maple Leaf Foods, Inc.	5,400	65,495
Marsulex, Inc.	200	2,243
*Martinrea International, Inc.	3,500	29,513
*Maxim Power Corp.	1,300	3,505
MDC Partners, Inc.	1,500	20,870
#*MDS, Inc.	8,500	95,176
*Mega Uranium, Ltd.	2,800	2,141
#*Mercator Minerals, Ltd.	8,400	26,273
Methanex Corp.	5,417	150,841
*Midway Energy, Ltd.	6,100	22,010
#*Minera Andes, Inc.	17,100	33,030
Mosaid Technologies, Inc.	1,000	26,620
*Nautilus Minerals, Inc.	5,100	9,551
*Neo Material Technologies, Inc.	2,450	14,221
*New Gold, Inc.	11,400	84,391
Newalta Corp.	1,795	16,245
*NGEx Resources, Inc.	528	502
*Norbord, Inc.	1,690	19,288
*North American Energy Partners, Inc.	1,500	13,016
#*North American Palladium, Ltd.	5,795	26,989
#*Northern Dynasty Minerals, Ltd.	2,375	21,424
#*Northgate Minerals Corp.	22,300	63,190
#*Novagold Resources, Inc.	4,050	45,428
Nuvista Energy, Ltd.	4,124	37,322
*Pace Oil & Gas, Ltd.	525	3,814
#*Paladin Labs, Inc.	387	10,613
*Paramount Resources, Ltd. Class A	2,300	46,162
Pason Systems, Inc.	3,100	36,231
*Perpetual Energy, Inc.	4,500	18,928
*Petrolifera Petroleum, Ltd.	1,200	788
#Petrominerales, Ltd.	1,400	35,868
*PolyMet Mining Corp.	7,263	13,317
#*Potash One, Inc.	6,650	23,864
*Precision Drilling Corp.	1,267	9,938

1088

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Premium Brands Holdings Corp.	1,330	$18,583
#Progress Energy Resources Corp.	6,600	70,083
*QLT, Inc.	5,800	32,699
*Quadra FNX Mining, Ltd.	10,651	150,382
Quebecor, Inc. Class B	3,900	140,681
*Quest Capital Corp.	6,900	12,516
#*Questerre Energy Corp.	6,950	11,789
*Ram Power Corp.	2,670	5,681
Reitmans Canada, Ltd. Class A	4,500	86,391
Rentcash, Inc.	605	9,325
#*Resverlogix Corp.	1,300	6,883
Richelieu Hardware, Ltd.	1,000	28,875
#Ritchie Brothers Auctioneers, Inc.	6,300	133,857
*RONA, Inc.	8,785	111,977
*Rubicon Minerals Corp.	8,300	30,680
*Ruggedcom, Inc.	981	14,370
Russel Metals, Inc.	4,900	96,472
Savanna Energy Services Corp.	2,900	16,634
*Seabridge Gold, Inc.	630	17,117
Sears Canada, Inc.	275	5,258
*SEMAFO, Inc.	12,700	152,415
ShawCor, Ltd.	3,000	92,303
Sherritt International Corp.	9,100	70,755
*Shore Gold, Inc.	15,000	10,442
*Sierra Wireless, Inc.	1,200	14,543
#*Silver Standard Resources, Inc.	4,900	119,149
*SilverBirch Energy Corp.	2,270	14,467
Silvercorp Metals, Inc.	8,700	81,379
#*SouthGobi Resources, Ltd.	9,305	99,810
#*Sprott Resource Corp.	1,925	8,210
Sprott, Inc.	1,938	10,736
*Stantec, Inc.	2,400	66,336
Stella-Jones, Inc.	700	18,325
#Student Transportation, Inc.	3,765	21,632
*SunOpta, Inc.	3,300	21,646
#Superior Plus Corp.	4,400	52,417
*SXC Health Solutions Corp.	3,030	118,300
#*Tanzanian Royalty Exploration Corp.	3,400	23,502
*Taseko Mines, Ltd.	7,000	44,269
#*Theratechnologies, Inc.	1,400	6,822
#*Thompson Creek Metals Co., Inc.	9,365	112,758
*Timminco, Ltd.	6,400	1,820
Toromont Industries, Ltd.	3,109	88,615
#Torstar Corp. Class B	3,700	46,726
Total Energy Services, Inc.	890	8,020
#Transcontinental, Inc. Class A	3,600	54,041
TransForce, Inc.	2,336	27,668
*Transglobe Energy Corp.	4,200	44,022
Trican Well Service, Ltd.	5,100	88,409
#Trilogy Energy Corp.	2,255	23,216
#Trinidad Drilling, Ltd.	4,100	20,502
TVA Group, Inc. Class B	1,200	15,013
#*UEX Corp.	6,400	9,287
Uni-Select, Inc.	800	20,857
*Uranium One, Inc.	5,400	22,079
#Valeant Pharmaceuticals International, Inc.	2,450	67,790
*Vector Aerospace Corp.	1,371	9,369
*Ventana Gold Corp.	3,600	32,191
*Vero Energy, Inc.	3,031	18,812
*Virginia Mines, Inc.	1,215	8,851
*Vitran Corp., Inc.	1,100	12,090

1089

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
WaterFurnace Renewable Energy, Inc.	300	$7,792
*Wesdome Gold Mines, Ltd.	3,085	8,318
West Fraser Timber Co., Ltd.	2,500	108,589
Western Financial Group, Inc.	3,800	9,315
*Westport Innovations, Inc.	2,900	52,717
Wi-Lan, Inc.	4,600	21,830
Winpak, Ltd.	2,400	26,944
*Xtreme Coil Drilling Corp.	1,900	7,172
*Zarlink Semiconductor, Inc.	11,020	22,366

TOTAL CANADA		9,067,651

DENMARK — (0.9%)
*Alm. Brand A.S.	778	6,079
*Amagerbanken A.S.	6,200	3,474
*Ambu A.S.	212	5,480
Auriga Industries A.S. Series B	950	18,624
#*Bang & Olufsen Holdings A.S.	2,970	32,230
*Bavarian Nordic A.S.	300	12,233
#D/S Norden A.S.	1,218	47,298
*Dalhoff, Larson & Horneman A.S. Series B	1,100	4,410
*DFDS A.S.	512	36,950
#East Asiatic Co., Ltd. A.S.	1,200	32,581
*Fionia Holding A.S.	750	—
*GN Store Nord A.S.	10,683	89,207
#*Greentech Energy Systems A.S.	2,200	8,258
IC Companys A.S.	310	14,013
*NeuroSearch A.S.	1,221	22,100
#NKT Holding A.S.	1,466	78,958
*Nordjyske Bank A.S.	422	8,344
*Parken Sport & Entertainment A.S.	400	6,383
Per Aarsleff A.S. Series B	150	12,160
*Ringkjoebing Landbobank A.S.	188	24,339
#*Royal Unibrew A.S.	500	27,741
#*Satair A.S.	473	26,402
Schouw & Co. A.S.	1,700	36,314
SimCorp A.S.	200	34,796
*Sjaelso Gruppen A.S.	1,000	1,510
Solar Holdings A.S. Series B	75	4,932
*Spar Nord Bank A.S.	1,650	19,236
*Sparbank A.S.	225	3,743
*Sydbank A.S.	3,339	87,903
Thrane & Thrane A.S.	400	18,031
*TK Development A.S.	2,549	11,835
*Topdanmark A.S.	522	62,534
*TopoTarget A.S.	14,000	9,833
*Vestjysk Bank A.S.	725	9,862

TOTAL DENMARK		817,793

FINLAND — (2.5%)
Ahlstrom Oyj	225	4,599
Alma Media Oyj	4,469	46,182
Amer Sports Oyj Series A	8,795	118,590
Aspo Oyj	2,350	26,781
#Cargotec Oyj Series B	499	22,693
*Cramo Oyj	1,300	27,090
*Elcoteq SE	500	939
*Elektrobit Corp. Oyj	7,600	7,188
#Elisa Oyj	390	8,341
*Finnair Oyj	3,800	28,694
*Finnlines Oyj	2,099	23,597
#Fiskars Oyj Abp Series A	3,740	76,081

1090

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
#F-Secure Oyj	5,200	$15,845
*Glaston Oyj Abp	4,200	6,951
HKScan Oyj	1,550	15,679
Huhtamaki Oyj	4,350	55,145
KCI Konecranes Oyj	3,400	135,563
Kemira Oyj	4,600	67,718
Kesko Oyj	3,913	194,180
#Lassila & Tikanoja Oyj	2,281	43,129
*Lemminkainen Oyj	500	17,357
#*M-Real Oyj Series B	6,143	21,023
Nokian Renkaat Oyj	1,413	48,989
Olvi Oyj Series A	639	27,395
Oriola-KD Oyj Series B	3,288	17,434
Orion Oyj Series A	3,616	76,564
Orion Oyj Series B	5,451	115,938
Outotec Oyj	956	44,640
PKC Group Oyj	1,500	25,397
Pohjola Bank P.L.C.	8,736	110,524
#Ponsse Oyj	1,180	17,876
#Poyry Oyj	3,314	40,291
#Raisio P.L.C.	4,000	15,977
#Ramirent Oyj	2,800	31,501
Rapala VMC Oyj	1,900	15,855
*Rautaruukki Oyj Series K	1,134	22,536
#Ruukki Group Oyj	13,258	33,049
Sanoma Oyj	5,315	119,924
Stockmann Oyj Abp Series A	1,299	51,528
#Stockmann Oyj Abp Series B	1,709	60,703
*Tecnomen Lifetree Oyj	5,600	5,458
Tieto Oyj	3,912	74,816
#*Tikkurila Oyj	1,149	24,759
#Uponor Oyj Series A	3,000	53,805
#Vacon Oyj	695	36,249
Vaisala Oyj Series A	700	21,536
Yit Oyj	5,529	133,672

TOTAL FINLAND		2,189,781

FRANCE — (4.5%)
Ales Groupe SA	960	15,895
ALTEN SA	2,004	67,032
#*Altran Technologies SA	5,342	22,940
April Group SA	1,417	42,600
Arkema SA	2,964	191,530
Assystem SA	808	14,923
*Atari SA	88	469
*Atos Origin SA	3,083	142,672
*Beneteau SA	2,000	42,992
Boiron SA	712	26,927
Bonduelle SCA	272	24,381
Bongrain SA	669	53,921
#Bourbon SA	2,621	119,448
*Bull SA	1,837	8,702
Canal Plus SA	2,031	14,976
CEGID Group SA	250	8,414
#*Cie Generale de Geophysique-Veritas SA	8,042	187,852
*Club Mediterranee SA	800	15,662
Delachaux SA	516	42,140
#*Derichebourg SA	4,536	22,448
Electricite de Strasbourg SA	132	21,084
Entrepose Contracting SA	184	21,336
Esso S.A.F.	197	26,472

1091

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Establissements Maurel et Prom SA	6,624	$97,688
*Euler Hermes SA	711	66,964
*Faurecia SA	2,080	56,426
Fimalac SA	506	21,776
Gaumont SA	129	9,224
*GFI Informatique SA	1,729	7,417
GL Events SA	619	21,516
Groupe Crit SA	450	11,888
Groupe Steria SCA	1,768	47,674
Guerbet SA	122	13,082
Guyenne et Gascogne SA	300	33,122
*Haulotte Group SA	1,014	13,166
Havas SA	26,436	139,290
Ingenico SA	2,536	76,546
Ipsos SA	1,795	86,534
#Laurent-Perrier SA	195	21,952
Lisi SA	500	35,165
M6 Metropole Television SA	2,898	70,940
*Manitou BF SA	1,600	33,761
Manutan International SA	508	34,107
Mersen SA	1,018	44,679
#Neopost SA	1,739	144,456
Nexans SA	2,122	151,355
Nexity SA	600	26,642
NRJ Group SA	2,200	23,039
Orpea SA	686	34,592
*PagesJaunes Groupe SA	475	5,237
Pierre & Vacances SA	387	28,183
Plastic Omnium SA	372	22,523
Rallye SA	993	38,843
*Recylex SA	1,500	13,618
Remy Cointreau SA	1,595	112,312
*Rhodia SA	795	22,164
Rubis SA	473	52,444
Saft Groupe SA	823	31,455
SAMSE SA	132	11,535
SEB SA	1,761	168,857
Sechilienne SA	1,311	38,094
Societe BIC SA	1,629	144,596
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	210	13,739
#*Soitec SA	6,107	63,042
Somfy SA	212	46,521
Sopra Group SA	500	41,652
Stallergenes SA	534	45,514
*Ste Industrielle d’Aviation Latecoere SA	468	4,403
Stef-TFE SA	287	15,986
Sucriere de Pithiviers Le Vieil SA	23	22,387
Teleperformance SA	2,889	91,295
#*Theolia SA	3,351	5,912
Toupargel Groupe SA	390	7,410
*Trigano SA	1,363	35,113
#*UbiSoft Entertainment SA	1,884	24,545
*Valeo SA	1,459	78,865
Viel et Compagnie SA	3,926	15,797
#Vilmorin & Cie SA	344	36,564
Virbac SA	328	52,789
VM Materiaux SA	186	11,525
Zodiac Aerospace SA	2,571	181,802

TOTAL FRANCE		3,942,539

1092

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (4.4%)
*Aareal Bank AG	1,300	$31,738
*ADVA AG Optical Networking	1,887	15,312
#*Agennix AG	310	1,555
#Aixtron AG	5,535	180,238
Aurubis AG	2,266	116,828
Baader Bank AG	2,200	9,647
*Balda AG	916	8,018
Bechtle AG	929	34,617
*Bertrandt AG	316	20,512
Bilfinger Berger SE	2,546	186,628
Biotest AG	393	21,162
Carl Zeiss Meditec AG	1,674	28,983
*Centrotec Sustainable AG	1,248	29,437
Cewe Color Holding AG	476	20,315
Comdirect Bank AG	2,500	24,747
#*Conergy AG	12,903	9,538
#*Constantin Medien AG	3,300	7,517
CTS Eventim AG	679	37,808
*Curanum AG	2,004	6,391
*Demag Cranes AG	707	35,243
*Deutz AG	4,400	37,648
Douglas Holding AG	1,917	107,010
Drillisch AG	1,695	14,525
*Duerr AG	500	15,168
DVB Bank SE	2,260	77,381
#ElreingKlinger AG	1,426	47,665
*Evotec AG	4,738	15,812
Fielmann AG	827	83,857
Freenet AG	2,138	27,282
Fuchs Petrolub AG	401	51,587
*Gerresheimer AG	1,899	74,972
Gerry Weber International AG	963	45,803
GFK SE	1,560	65,053
#Gildemeister AG	2,770	49,370
*Grammer AG	863	22,475
Grenkeleasing AG	327	17,371
#*Heidelberger Druckmaschinen AG	12,528	57,639
Indus Holding AG	494	13,136
Interseroh SE	220	11,619
#*IVG Immobilien AG	6,804	52,220
*Jenoptik AG	3,249	21,681
*Kloeckner & Co. SE	2,329	52,215
*Koenig & Bauer AG	1,126	22,589
Kontron AG	2,224	21,602
#*Krones AG	792	43,966
KSB AG	31	24,157
*Kuka AG	1,360	28,232
KWS Saat AG	150	26,797
Lanxess AG	208	14,457
*Leoni AG	1,605	58,573
#*Manz Automation AG	20	1,495
Medion AG	1,579	24,952
MLP AG	3,534	37,556
*Morphosys AG	1,083	25,801
MTU Aero Engines Holding AG	1,946	117,402
MVV Energie AG	364	14,847
Nemetschek AG	707	28,359
#*Nordex SE	1,260	12,199
Pfeiffer Vacuum Technology AG	432	41,314
#*Pfleiderer AG	3,100	15,740
*PNE Wind AG	4,418	10,135

1093

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*QSC AG	2,060	$5,257
Rational AG	151	33,494
Renk AG	457	39,787
*Repower Systems AG	62	10,231
Rheinmetall AG	1,941	139,982
Rhoen-Klinikum AG	7,370	172,683
*Roth & Rau AG	699	16,435
Sartorius AG	335	10,712
*Sedo Holding AG	1,033	5,054
*Senator Entertainment AG	140	80
*SGL Carbon SE	2,674	99,153
#*Singulus Technologies AG	700	3,250
Sixt AG	900	34,885
#*Sky Deutschland AG	22,676	36,412
Software AG	1,160	162,431
#*Solarworld AG	779	11,291
#*Solon SE	507	2,143
Stada Arzneimittel AG	4,339	133,737
STINAG Stuttgarter Invest AG	1,000	25,329
Symrise AG	6,477	197,298
Takkt AG	1,500	19,777
*Technotrans AG	637	6,625
Tognum AG	2,339	56,954
#*TUI AG	3,198	37,381
#*Versatel AG	1,439	8,078
Vossloh AG	727	84,720
*VTG AG	287	5,613
Wincor Nixdorf AG	1,480	108,265
#Wirecard AG	3,775	56,285

TOTAL GERMANY		3,881,238

GREECE — (0.7%)
*Agricultural Bank of Greece S.A.	13,536	16,349
Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	4,983	8,737
*Anek Lines S.A.	6,610	1,927
*Astir Palace Hotels S.A.	2,100	6,423
*Attica Bank S.A.	5,715	8,191
Bank of Greece S.A.	1,143	51,238
Ellaktor S.A.	9,312	43,194
EYDAP Athens Water Supply & Sewage Co. S.A.	1,743	11,727
*Forthnet S.A.	5,680	4,970
Fourlis Holdings S.A.	2,390	22,778
Frigoglass S.A.	750	10,129
GEK Terna S.A.	4,087	22,249
*Geniki Bank S.A.	1,124	4,144
*Halkor S.A.	2,770	2,504
Hellenic Exchanges S.A.	1,918	15,204
Hellenic Petroleum S.A.	576	4,613
Heracles General Cement Co. S.A.	5,120	33,496
Iaso S.A.	3,087	7,478
*Intracom Holdings S.A.	5,500	4,354
J&P-Avax S.A.	3,100	6,121
*JUMBO S.A.	42	324
*Lambrakis Press S.A.	6,399	6,675
Marfin Investment Group S.A.	20,116	22,652
Metka S.A.	1,850	22,209
Michaniki S.A.	3,160	1,932
Motor Oil (Hellas) Corinth Refineries S.A.	2,329	25,562
*Mytilineos Holdings S.A.	4,200	25,716
S&B Industrial Minerals S.A.	1,686	8,257
*Sidenor Steel Products Manufacturing Co. S.A.	2,262	8,007

1094

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
*Technical Olympic S.A.	1,375	$2,786
Titan Cement Co. S.A.	3,511	75,094
*TT Hellenic Postbank S.A.	10,394	55,631
*Viohalco S.A.	9,200	51,996

TOTAL GREECE		592,667

HONG KONG — (2.4%)
Alco Holdings, Ltd.	68,000	29,449
Allied Group, Ltd.	17,600	65,303
Allied Properties, Ltd.	219,416	45,434
*Apac Resources, Ltd.	320,000	20,689
#*Artel Solutions Group Holdings, Ltd.	250,000	13,884
Asia Financial Holdings, Ltd.	54,874	23,483
Asia Satellite Telecommunications Holdings, Ltd.	11,500	20,609
Asia Standard International Group, Ltd.	24,940	4,615
*Associated International Hotels, Ltd.	28,000	59,016
C C Land Holdings, Ltd.	76,000	29,203
Cafe de Coral Holdings, Ltd.	20,000	56,310
*Capital Publications, Ltd.	192,000	4,717
Century City International Holdings, Ltd.	43,340	3,464
Champion Technology Holdings, Ltd.	60,804	1,926
Chen Hsong Holdings, Ltd.	30,000	14,044
Chevalier International Holdings, Ltd.	4,000	4,334
*China Electronics Corp. Holdings Co., Ltd.	68,000	9,325
*China Energy Development Holdings, Ltd.	162,000	9,945
*China Public Procurement, Ltd.	72,000	6,316
*China Solar Energy Holdings, Ltd.	330,000	7,662
*China Sonangol Resources Enterprise, Ltd.	32,000	6,173
*China Strategic Holdings, Ltd.	245,000	8,548
*China WindPower Group, Ltd.	210,000	21,713
China-Hongkong Photo Products Holdings, Ltd.	90,000	7,644
#Chong Hing Bank, Ltd.	11,000	27,245
Chow Sang Sang Holdings, Ltd.	18,000	47,394
#Citic 1616 Holdings, Ltd.	55,000	19,055
#City Telecom, Ltd.	32,239	20,751
*CK Life Sciences International Holdings, Inc.	152,000	9,037
*CP Lotus Corp.	290,000	9,740
Cross-Harbour Holdings, Ltd. (The)	30,658	26,236
*CST Mining Group, Ltd.	504,000	15,055
*Culture Landmark Investment, Ltd.	320,000	10,074
Dah Chong Hong Holdings, Ltd.	48,000	56,778
Dah Sing Financial Holdings, Ltd.	2,000	13,907
*Dejin Resources Group Co., Ltd.	160,000	5,382
Dickson Concepts International, Ltd.	14,500	12,323
DVN Holdings, Ltd.	68,000	4,755
Dynamic Holdings, Ltd.	20,000	4,045
*EganaGoldpfeil Holdings, Ltd.	85,130	—
Emperor International Holdings, Ltd.	86,000	18,550
*EPI Holdings, Ltd.	7,132	75
EVA Precision Industrial Holdings, Ltd.	18,000	15,020
#Far East Consortium International, Ltd.	48,560	13,239
*Fong’s Industries Co., Ltd.	18,000	10,156
*Fountain SET Holdings, Ltd.	28,000	4,994
#Fubon Bank Hong Kong, Ltd.	34,000	15,678
Giordano International, Ltd.	66,000	39,659
Glorious Sun Enterprises, Ltd.	48,000	21,860
*Golden Resorts Group, Ltd.	244,000	10,553
*Goldin Financial Holdings, Ltd.	60,000	6,437
*Goldin Properties Holdings, Ltd.	30,000	16,879
*Grande Holdings, Ltd.	28,000	2,311
*G-Resources Group, Ltd.	498,000	30,575

1095

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Hang Ten Group Holdings, Ltd.	93	$17
Harbour Centre Development, Ltd.	13,500	16,369
HKR International, Ltd.	34,533	17,732
Hong Kong Ferry Holdings, Ltd.	12,000	11,796
#Hong Kong Resources Holdings Co., Ltd.	72,000	12,388
Hung Hing Printing Group, Ltd.	29,815	9,351
*Huscoke Resources Holdings, Ltd.	282,000	17,477
*Hutchison Harbour Ring, Ltd.	162,000	17,989
*I-Cable Communications, Ltd.	34,000	4,833
Integrated Distribution Services Group, Ltd.	8,000	26,422
K Wah International Holdings, Ltd.	62,078	23,387
*King Stone Energy Group, Ltd.	480,000	14,552
*Kowloon Development Co., Ltd.	9,000	10,007
*Lai Sun Development Co., Ltd.	625,000	16,583
Liu Chong Hing Investment, Ltd.	18,000	21,082
Luk Fook Holdings International, Ltd.	12,000	29,539
Lung Kee (Bermuda) Holdings, Ltd.	26,000	15,131
#*Melco International Development, Ltd.	32,000	18,324
Midland Holdings, Ltd.	34,000	34,340
*Ming Fai International Holdings, Ltd.	44,000	17,579
Miramar Hotel & Investment Co., Ltd.	20,000	23,453
#Neo-Neon Holdings, Ltd.	25,000	15,231
*New Times Energy Corp, Ltd.	464,000	14,494
Neway Group Holdings, Ltd.	230,000	9,804
*Next Media, Ltd.	38,000	5,640
*Norstar Founders Group, Ltd.	56,000	—
#*Orange Sky Golden Harvest Entertainment Holdings, Ltd.	115,000	7,718
*Pacific Andes International Holdings, Ltd.	56,000	9,782
Pacific Basin Shipping, Ltd.	117,000	85,667
Pacific Century Premium Developments, Ltd.	60,000	11,473
Pacific Textile Holdings, Ltd.	29,000	16,440
Paliburg Holdings, Ltd.	26,000	9,173
*Pearl Oriental Innovation, Ltd.	48,000	9,660
Phoenix Satellite Television Holdings, Ltd.	34,000	12,193
*Polytec Asset Holdings, Ltd.	30,000	5,226
Public Financial Holdings, Ltd.	24,000	16,019
*PYI Corp., Ltd.	169,839	6,382
Regal Hotels International Holdings, Ltd.	29,000	11,543
*Rising Development Holdings, Ltd.	30,000	7,322
#Sa Sa International Holdings, Ltd.	46,000	42,066
*Samling Global, Ltd.	130,000	10,427
Sea Holdings, Ltd.	38,000	25,471
Shui On Construction & Materials, Ltd.	16,000	19,658
Shun Tak Holdings, Ltd.	48,000	31,717
Sing Tao News Corp., Ltd.	14,000	4,433
*Singamas Container Holdings, Ltd.	90,000	20,360
*Sino-Tech International Holdings, Ltd.	100,000	5,362
Smartone Telecommunications Holdings, Ltd.	18,000	25,572
Solomon Systech International, Ltd.	58,000	3,747
Stella International Holdings, Ltd.	11,500	24,182
Sun Hung Kai & Co., Ltd.	24,464	18,532
*Sun Innovation Holdings, Ltd.	180,000	4,681
Tai Cheung Holdings, Ltd.	25,000	17,607
TaiFook Securities Group, Ltd.	8,077	6,194
Techtronic Industries Co., Ltd.	63,500	64,398
*Texhong Textile Group, Ltd.	14,000	11,072
Texwinca Holdings, Ltd.	30,000	32,715
#*Titan Petrochemicals Group, Ltd.	160,000	13,249
Transport International Holdings, Ltd.	15,200	49,142
Upbest Group, Ltd.	74,000	9,475
Value Partners Group, Ltd.	16,000	12,635

1096

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Varitronix International, Ltd.	20,009	$7,658
Victory City International Holdings, Ltd.	36,937	9,335
Vitasoy International Holdings, Ltd.	56,000	48,867
*Vongroup, Ltd.	190,000	2,612
*VST Holdings, Ltd.	28,000	7,168
*Wah Nam International Holdings, Ltd.	48,000	9,894
Wai Kee Holdings, Ltd.	52,000	12,067
Wing On Company International, Ltd.	18,000	33,175

TOTAL HONG KONG		2,157,158

IRELAND — (0.8%)
*Aer Lingus Group P.L.C.	12,225	19,545
C&C Group P.L.C.	14,715	68,218
DCC P.L.C. (0242493)	3,673	106,284
DCC P.L.C. (4189477)	1,973	57,020
FBD Holdings P.L.C.	1,308	11,144
Glanbia P.L.C.	12,578	59,911
Grafton Group P.L.C.	5,760	24,589
Greencore Group P.L.C.	7,524	11,398
*Independent News & Media P.L.C.	4,506	3,886
Irish Continental Group P.L.C.	1,460	30,857
*Irish Life & Permanent Group Holdings P.L.C.	4,180	8,845
*Kenmare Resources P.L.C.	50,648	16,032
Kingspan Group P.L.C.	7,161	59,940
Paddy Power P.L.C. (0258810)	1,777	71,751
Paddy Power P.L.C. (4828974)	1,228	49,568
*Smurfit Kappa Group P.L.C.	2,961	31,698
United Drug P.L.C.	18,534	58,863

TOTAL IRELAND		689,549

ISRAEL — (0.6%)
*Africa Israel Investments, Ltd.	1,348	9,411
Clal Industries & Investments, Ltd.	2,477	18,568
*Clal Insurance Enterprise Holdings, Ltd.	966	25,953
*Delek Automotive Systems, Ltd.	898	11,021
First International Bank Of Israel, Ltd.	990	13,952
*Frutarom Industries, Ltd.	1,750	17,493
*Given Imaging, Ltd.	364	6,451
Harel Insurance Investments & Finances, Ltd.	371	21,068
*Hot Telecommunications Systems, Ltd.	1,151	15,175
*Israel Discount Bank, Ltd.	21,039	42,685
*Ituran Location & Control, Ltd.	828	12,542
*Jerusalem Oil Exploration	249	5,968
*Makhteshim-Agan Industries, Ltd.	4,386	22,131
*Matrix IT, Ltd.	1,899	10,112
*Menorah Mivtachim Holdings, Ltd.	1,117	14,987
*Migdal Insurance & Financial Holding, Ltd.	10,855	22,544
Mizrahi Tefahot Bank, Ltd.	3,828	35,736
*NICE Systems, Ltd.	713	23,538
*NICE Systems, Ltd. Sponsored ADR	1,747	58,507
*Oil Refineries, Ltd.	37,978	22,570
*Ormat Industries, Ltd.	2,690	21,345
Osem Investments, Ltd.	651	10,245
*Paz Oil Co., Ltd.	124	19,570
*Phoenix Holdings, Ltd. (The)	4,361	15,068
*Retalix, Ltd.	608	7,579
Shikun & Binui, Ltd.	5,366	13,071
*Strauss Group, Ltd.	534	8,413
Super-Sol, Ltd. Series B	4,123	25,296

1097

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Tower Semiconductor, Ltd.	6,696	$9,163

TOTAL ISRAEL		540,162

ITALY — (2.9%)
*ACEA SpA	3,393	40,484
Acegas-APS SpA	1,710	10,002
Actelios SpA	1,592	4,908
*Aedes SpA	2,841	832
Amplifon SpA	2,320	12,502
Ansaldo STS SpA	3,369	46,474
#*Arnoldo Mondadori Editore SpA	7,418	26,171
Astaldi SpA	3,158	23,265
*Autogrill SpA	6,097	81,316
Azimut Holding SpA	8,914	90,913
#Banca Generali SpA	2,496	32,346
*Banca Intermobiliare SpA	5,000	29,113
Banca Piccolo Credito Valtellinese Scarl	9,996	50,707
*Banca Popolare dell’Etruria e del Lazio Scarl	2,881	13,363
*Banca Popolare di Sondrio Scarl	3,315	31,344
*Banca Profilo SpA	12,870	8,485
Banco di Desio e della Brianza SpA	5,000	28,705
Benetton Group SpA	3,983	32,368
Brembo SpA	1,837	20,182
#Bulgari SpA	9,945	106,509
#Buzzi Unicem SpA	4,209	48,421
*C.I.R. SpA - Compagnie Industriali Riunite	17,000	38,640
Caltagirone Editore SpA	3,000	7,312
*Carraro SpA	1,070	4,178
Cementir Holding SpA	2,366	8,229
Class Editore SpA	3,300	2,246
Credito Artigiano SpA	3,415	6,319
Credito Bergamasco SpA	555	16,628
Credito Emiliano SpA	5,091	36,200
Danieli & Co. SpA	2,142	56,525
Davide Campari - Milano SpA	16,992	107,772
De Longhi SpA	4,801	27,741
DiaSorin SpA	1,751	71,928
ERG SpA	3,547	48,995
Esprinet SpA	1,098	10,924
#*Fastweb SpA	679	16,986
*Gemina SpA	34,444	27,660
#Geox SpA	3,764	22,651
*Gruppo Coin SpA	2,813	29,584
*Gruppo Editoriale L’Espresso SpA	7,849	20,851
Hera SpA	44,932	95,097
#Immsi SpA	8,658	10,608
#*Impregilo SpA	11,844	37,994
#Indesit Co. SpA	2,500	30,912
Industria Macchine Automatiche SpA	1,436	30,362
*Intek SpA	6,063	3,520
*Interpump Group SpA	2,893	18,869
Iren SpA	16,820	29,560
#Italcementi SpA	4,664	39,336
Italmobiliare SpA	273	9,666
*KME Group SpA	17,854	8,273
Lottomatica SpA	1,728	28,848
Maire Tecnimont SpA	16,000	69,198
#*Mariella Burani SpA	427	1,499
MARR SpA	2,435	26,451
Milano Assicurazioni SpA	20,783	44,947
#Piaggio & C. SpA	3,732	13,610

1098

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
#Pirelli & Co. SpA	14,279	$122,002
#*Prelios SpA	34,449	20,232
*Premafin Finanziaria SpA	21,959	32,841
Prysmian SpA	6,170	119,590
Recordati SpA	9,617	94,740
#*SAES Getters SpA	616	6,008
Societa Iniziative Autostradali e Servizi SpA	5,499	52,028
#Societe Cattolica di Assicurazoni Scrl SpA	2,483	67,564
*Sogefi SpA	3,015	10,444
Sol SpA	2,651	17,519
*Sorin SpA	10,530	25,599
#*Telecom Italia Media SpA	3,441	1,311
#*Tiscali SpA	110,959	16,457
Tod’s SpA	1,030	99,924
#Trevi Finanziaria SpA	999	13,280
Vianini Lavori SpA	3,006	16,754
Vittoria Assicurazioni SpA	2,848	14,548

TOTAL ITALY		2,529,370

JAPAN — (17.9%)
*Accordia Golf Co., Ltd.	29	26,507
Achilles Corp.	6,000	7,831
Adeka Corp.	5,200	55,431
Advan Co., Ltd.	2,000	13,862
Aeon Delight Co., Ltd.	600	11,127
Aeon Fantasy Co., Ltd.	1,152	11,805
Ahresty Corp.	700	5,694
Ai Holdings Corp.	3,200	10,820
Aica Kogyo Co., Ltd.	3,000	33,707
Aichi Bank, Ltd. (The)	600	33,587
Aichi Machine Industry Co., Ltd.	5,000	17,058
Aichi Steel Corp.	7,000	38,881
Aichi Tokei Denki Co., Ltd.	3,000	8,281
Aida Engineering, Ltd.	4,000	13,244
Aiphone Co., Ltd.	1,100	16,045
Akebono Brake Industry Co., Ltd.	4,000	23,807
Akita Bank, Ltd. (The)	15,000	42,297
Aloka Co., Ltd.	2,000	11,790
Alpine Electronics, Inc.	2,900	36,345
#Alps Electric Co., Ltd.	5,400	48,385
Alps Logistics Co., Ltd.	1,000	10,785
Amano Corp.	3,000	24,697
#Ando Corp.	7,000	8,798
#Anritsu Corp.	5,000	32,250
*AOC Holdings, Inc.	1,800	7,909
AOI Electronic Co., Ltd.	900	8,630
AOKI Holdings, Inc.	1,600	22,600
Aomori Bank, Ltd. (The)	13,000	31,654
Aoyama Trading Co., Ltd.	3,200	52,115
Arakawa Chemical Industries, Ltd.	1,800	18,784
Arcs Co., Ltd.	300	3,882
Ariake Japan Co., Ltd.	900	13,616
#Arisawa Manufacturing Co., Ltd.	1,000	4,908
Arnest One Corp.	1,200	12,665
Aronkasei Co., Ltd.	4,000	16,188
As One Corp.	990	18,142
Asahi Diamond Industrial Co., Ltd.	5,000	88,284
Asahi Holdings, Inc.	1,100	24,186
Asahi Kogyosha Co., Ltd.	3,000	12,460
#Asahi Organic Chemicals Industry Co., Ltd.	3,000	6,947
*Asahi Tec Corp.	80,000	20,886

1099

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Asatsu-DK, Inc.	1,200	$27,638
*Ashimori Industry Co., Ltd.	3,000	4,094
ASKA Pharmaceutical Co., Ltd.	2,000	12,685
ASKUL Corp.	1,100	22,882
Asunaro Aoki Construction Co., Ltd.	4,000	17,871
Atsugi Co., Ltd.	15,000	19,012
*Autobacs Seven Co., Ltd.	300	11,238
Avex Group Holdings, Inc.	1,300	18,723
Bando Chemical Industries, Ltd.	5,000	16,821
#Bank of Iwate, Ltd. (The)	700	29,584
Bank of Nagoya, Ltd. (The)	8,000	24,205
Bank of Okinawa, Ltd. (The)	1,100	42,321
Bank of Saga, Ltd. (The)	6,000	15,784
Bank of the Ryukyus, Ltd.	4,000	46,419
Belluna Co., Ltd.	1,400	6,667
#*Best Denki Co., Ltd.	2,500	7,000
BML, Inc.	500	12,443
Bookoff Corp.	1,000	7,774
CAC Corp.	1,700	11,861
*Calsonic Kansei Corp.	6,000	20,133
Canon Electronics, Inc.	1,500	39,373
Capcom Co., Ltd.	2,300	36,152
Cawachi, Ltd.	800	14,143
#*Cedyna Financial Corp.	10,086	13,996
Central Glass Co., Ltd.	11,000	47,374
Century Tokyo Leasing Corp.	3,469	50,046
*CHI Group Co., Ltd.	400	1,359
*Chiba Kogyo Bank, Ltd. (The)	3,200	17,789
Chiyoda Co., Ltd.	1,700	20,558
Chofu Seisakusho Co., Ltd.	1,800	36,303
Chori Co., Ltd.	5,000	5,395
Chuetsu Pulp & Paper Co., Ltd.	8,000	13,031
*Chugai Mining Co., Ltd.	5,000	1,867
Chugai Ro Co., Ltd.	7,000	22,198
Chugoku Marine Paints, Ltd.	4,000	28,973
Chukyo Bank, Ltd. (The)	7,000	20,678
Chuo Spring Co., Ltd.	5,000	16,712
Circle K Sunkus Co., Ltd.	600	8,503
CKD Corp.	2,000	14,108
#*Clarion Co., Ltd.	13,000	20,185
Cleanup Corp.	2,000	12,092
#CMK Corp.	2,000	7,887
Coca-Cola Central Japan Co., Ltd.	1,500	18,884
Cocokara fine, Inc.	879	19,054
#Colowide Co., Ltd.	4,200	21,821
Computer Engineering & Consulting, Ltd.	1,500	6,481
Comsys Holdings Corp.	5,200	46,154
Corona Corp.	1,300	11,423
#Cosel Co., Ltd.	1,600	20,978
#*CSK Corp.	6,058	20,302
#Culture Convenience Club Co., Ltd.	3,800	16,886
#Cybozu, Inc.	41	10,532
*Dai Nippon Toryo, Ltd.	11,000	10,535
Daibiru Corp.	2,500	19,317
Dai-Dan Co., Ltd.	3,000	13,009
Daido Metal Co., Ltd.	3,000	14,648
*Daiei, Inc. (The)	3,400	12,304
Daifuku Co., Ltd.	3,500	16,627
Daihen Corp.	11,000	49,449
#*Daiichi Chuo K.K.	4,000	9,077
Daiichi Jitsugyo Co., Ltd.	4,000	11,815

1100

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Daiken Corp.	9,000	$20,697
*Daiki Aluminium Industry Co., Ltd.	3,000	9,319
Daiko Clearing Services Corp.	1,000	3,096
Daikoku Denki Co., Ltd.	900	10,143
#*Daikyo, Inc.	12,000	18,640
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	16,864
#*Dainippon Screen Manufacturing Co., Ltd.	10,000	56,904
Daio Paper Corp.	6,000	38,968
Daisan Bank, Ltd. (The)	8,000	19,538
#Daiseki Co., Ltd.	1,430	27,044
Daishi Bank, Ltd. (The)	5,000	15,454
Daisyo Corp.	1,600	18,016
Daito Bank, Ltd. (The)	10,000	6,211
Daiwa Industries, Ltd.	3,000	13,199
#Daiwabo Holdings Co., Ltd.	8,000	18,504
#DCM Holdings Co., Ltd.	5,100	25,904
Denki Kogyo Co., Ltd.	3,000	12,034
Denyo Co., Ltd.	2,000	12,063
Descente, Ltd.	5,000	25,325
Doutor Nichires Holdings Co., Ltd.	2,212	29,946
#Dr Ci:Labo Co., Ltd.	3	10,683
DTS Corp.	1,200	12,766
*Duskin Co., Ltd.	1,700	29,883
*Dwango Co., Ltd.	10	20,201
Dydo Drinco, Inc.	500	16,599
Eagle Industry Co., Ltd.	2,000	16,699
#Edion Corp.	5,000	36,996
Ehime Bank, Ltd. (The)	6,000	15,649
Eighteenth Bank, Ltd. (The)	6,000	14,862
Eiken Chemical Co., Ltd.	2,000	20,302
Eizo Nanao Corp.	600	12,231
Enplas Corp.	700	8,948
ESPEC Corp.	2,000	11,245
Exedy Corp.	1,400	43,687
Fancl Corp.	2,700	41,500
FCC Co., Ltd.	1,200	25,708
*FDK Corp.	7,000	9,561
Foster Electric Co., Ltd.	2,000	46,105
FP Corp.	400	22,082
France Bed Holdings Co., Ltd.	13,000	16,470
Fuji Co., Ltd.	1,500	29,434
Fuji Corp, Ltd.	3,000	11,358
*Fuji Fire & Marine Insurance Co., Ltd.	13,000	16,082
*Fuji Kosan Co., Ltd.	6,000	4,451
#Fuji Kyuko Co., Ltd.	5,000	25,744
Fuji Oil Co., Ltd.	1,400	20,099
Fuji Seal International, Inc.	300	6,083
Fuji Soft, Inc.	2,700	39,965
Fujibo Holdings, Inc.	4,000	5,666
Fujicco Co., Ltd.	1,400	17,151
Fujikura Kasei Co., Ltd.	2,000	11,987
Fujita Kanko, Inc.	5,000	22,620
*Fujitec Co., Ltd.	4,000	17,955
Fujitsu Frontech, Ltd.	2,000	14,799
Fujitsu General, Ltd.	6,000	28,887
#*Fujiya Co., Ltd.	10,000	17,272
#Fukuda Corp.	3,000	5,824
Fukui Bank, Ltd. (The)	12,000	37,004
Fukushima Bank, Ltd.	14,000	7,463
*Fukuyama Transporting Co., Ltd.	7,000	34,654
Funai Electric Co., Ltd.	600	18,419

1101

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Furukawa Co., Ltd.	18,000	$18,585
Furukawa-Sky Aluminum Corp.	6,000	15,887
Furusato Industries, Ltd.	1,000	5,091
Fuso Pharmaceutical Industries, Ltd.	5,000	12,922
Futaba Corp.	1,500	26,356
*Futaba Industrial Co., Ltd.	1,800	9,566
Future Architect, Inc.	26	9,449
Fuyo General Lease Co., Ltd.	1,000	28,379
#Gakken Holdings Co., Ltd.	3,000	5,042
Gecoss Corp.	3,500	12,643
GEO Co., Ltd.	18	18,951
GLOBERIDE, Inc.	10,000	9,926
GMO Internet, Inc.	1,500	5,364
Godo Steel, Ltd.	6,000	11,288
Goldcrest Co., Ltd.	790	17,064
#Gulliver International Co., Ltd.	220	10,751
#Gun Ei Chemical Industry Co., Ltd.	7,000	18,120
Gunze, Ltd.	9,000	31,249
H2O Retailing Corp.	6,000	39,304
Hakuto Co., Ltd.	1,400	11,848
Hanwa Co., Ltd.	10,000	39,499
Happinet Corp.	900	10,086
Harashin Narus Holdings Co., Ltd.	1,200	14,977
Haruyama Trading Co., Ltd.	1,400	5,495
*Haseko Corp.	52,000	44,606
Heiwa Corp.	2,700	33,980
Heiwado Co., Ltd.	2,500	30,784
Hibiya Engineering, Ltd.	3,000	24,152
Higashi-Nippon Bank, Ltd.	4,000	7,182
#Higo Bank, Ltd. (The)	7,000	32,673
Hikari Tsushin, Inc.	1,400	26,385
*Hioki EE Corp.	300	5,716
HIS Co., Ltd.	700	14,915
Hitachi Cable, Ltd.	10,000	23,846
#Hitachi Koki Co., Ltd.	2,900	24,600
Hitachi Kokusai Electric, Inc.	4,320	39,247
Hitachi Medical Corp.	2,000	12,808
#Hitachi Zosen Corp.	34,500	49,715
#Hodogaya Chemical Co., Ltd.	4,000	11,528
Hogy Medical Co., Ltd.	1,100	50,071
Hokkaido Coca-Cola Bottling Co., Ltd.	3,000	14,926
Hokkaido Gas Co., Ltd.	4,000	12,033
Hokkan Holdings, Ltd.	6,000	14,869
Hokuetsu Bank, Ltd. (The)	7,000	12,322
Hokuetsu Kishu Paper Co., Ltd.	7,000	32,374
Hokuriku Electric Industry Co., Ltd.	4,000	7,544
Hokuto Corp.	1,000	23,411
Horiba, Ltd.	1,300	31,927
*Hoshizaki Electric Co., Ltd.	1,200	23,623
Hosiden Corp.	3,100	30,760
*Howa Machinery, Ltd.	5,000	4,098
Hyakugo Bank, Ltd. (The)	5,000	21,048
IBJ Leasing Co., Ltd.	900	18,915
*Ichikoh Industries, Ltd.	4,000	7,272
Ichiyoshi Securities Co., Ltd.	2,000	11,321
Icom, Inc.	700	18,825
Iino Kaiun Kaisha, Ltd.	7,300	32,542
Imperial Hotel, Ltd.	550	12,976
*Impress Holdings, Inc.	3,100	4,853
Inaba Denki Sangyo Co., Ltd.	1,000	25,193
Inaba Seisakusho Co., Ltd.	1,200	9,709

1102

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Inabata & Co., Ltd.	4,000	$20,005
Inageya Co., Ltd.	2,000	20,666
Ines Corp.	3,600	21,745
Internet Initiative Japan, Inc.	5	10,772
Inui Steamship Co., Ltd.	1,500	7,538
*Invoice, Inc.	311	3,873
#*Iseki & Co., Ltd.	14,000	34,064
*Ishihara Sangyo Kaisha, Ltd.	24,000	17,299
IT Holdings Corp.	1,100	12,145
*ITC Networks Corp.	1,300	6,287
Itochu Enex Co., Ltd.	4,000	18,377
Itochu-Shokuhin Co., Ltd.	600	19,854
Itoham Foods, Inc.	5,000	16,158
Itoki Corp.	3,000	6,995
#*Iwasaki Electric Co., Ltd.	4,000	6,159
Iwatani International Corp.	11,000	31,865
*Iwatsu Electric Co., Ltd.	3,000	2,164
*Izumi Co., Ltd.	1,100	14,550
Izumiya Co., Ltd.	7,000	23,698
Jamco Corp.	2,000	15,283
*Janome Sewing Machine Co., Ltd.	14,000	8,884
Japan Airport Terminal Co., Ltd.	400	6,561
Japan Aviation Electronics Industry, Ltd.	2,000	13,273
Japan Business Computer Co., Ltd.	2,000	12,301
Japan Cash Machine Co., Ltd.	1,700	12,609
Japan Digital Laboratory Co., Ltd.	2,300	23,007
Japan Medical Dynamic Marketing, Inc.	770	1,620
Japan Pulp & Paper Co., Ltd.	5,000	16,864
Japan Radio Co., Ltd.	7,000	15,791
Japan Transcity Corp.	3,000	8,853
Japan Vilene Co., Ltd.	3,000	14,537
Japan Wool Textile Co., Ltd. (The)	6,000	45,891
Jeol, Ltd.	5,000	14,102
JFE Shoji Holdings, Inc.	5,000	19,381
J-Oil Mills, Inc.	6,000	15,864
Joshin Denki Co., Ltd.	2,000	18,533
JSP Corp.	1,900	21,874
#*Juki Corp.	7,000	11,040
Juroku Bank, Ltd.	5,000	15,104
#*JVC Kenwood Holdings, Inc.	6,970	25,520
#*kabu.com Securities Co., Ltd.	3,500	12,103
Kadokawa Holdings, Inc.	700	16,410
Kaga Electronics Co., Ltd.	900	9,630
Kagoshima Bank, Ltd. (The)	3,000	17,940
Kakaku.com, Inc.	8	38,604
Kaken Pharmaceutical Co., Ltd.	7,000	76,698
Kameda Seika Co., Ltd.	1,200	24,672
Kamei Corp.	2,000	8,197
Kanaden Corp.	3,000	16,084
Kanagawa Chuo Kotsu Co., Ltd.	4,000	20,230
Kanamoto Co., Ltd.	2,000	10,373
Kandenko Co., Ltd.	3,000	17,483
*Kanematsu Corp.	11,025	9,026
Kanematsu Electronics, Ltd.	500	4,805
Kanto Auto Works, Ltd.	2,900	18,618
#Kanto Denka Kogyo Co., Ltd.	4,000	30,049
Kanto Natural Gas Development Co., Ltd.	2,000	10,401
*Kappa Create Co., Ltd.	200	4,418
Kato Sangyo Co., Ltd.	2,000	28,541
Kato Works Co., Ltd.	4,000	7,189
KAWADA Technologies, Inc.	200	3,105

1103

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kawai Musical Instruments Manufacturing Co., Ltd.	5,000	$7,210
Kayaba Industry Co., Ltd.	10,000	58,647
Keihin Corp.	1,700	36,191
Keiyo Bank, Ltd. (The)	2,000	9,060
#Keiyo Co., Ltd.	2,000	9,647
#*Kenedix, Inc.	80	16,161
Kentucky Fried Chicken Japan, Ltd.	1,000	22,022
#Key Coffee, Inc.	1,400	23,930
#*Kinki Nippon Tourist Co., Ltd.	6,000	5,287
Kintetsu World Express, Inc.	1,200	27,851
Kirayaka Bank, Ltd.	10,000	8,959
#Kisoji Co., Ltd.	1,200	24,430
Kissei Pharmaceutical Co., Ltd.	1,100	21,895
*Kitagawa Iron Works Co., Ltd.	7,000	9,756
Kita-Nippon Bank, Ltd. (The)	400	9,592
Kitz Corp.	4,000	17,674
Kiyo Holdings, Inc.	48,000	64,558
Koa Corp.	1,500	15,270
Koatsu Gas Kogyo Co., Ltd.	4,000	21,981
Kohnan Shoji Co., Ltd.	2,000	23,132
Koike Sanso Kogyo Co., Ltd.	4,000	10,150
#Kojima Co., Ltd.	2,300	11,102
Kokuyo Co., Ltd.	5,900	45,100
Komatsu Seiren Co., Ltd.	4,000	15,203
Komeri Co., Ltd.	1,000	20,772
Komori Corp.	3,200	31,420
Konaka Co., Ltd.	1,760	3,468
Konishi Co., Ltd.	2,000	23,313
Kose Corp.	400	9,601
Kosei Securities Co., Ltd.	4,000	3,317
*Kumagai Gumi Co., Ltd.	8,000	4,955
Kurabo Industries, Ltd.	13,000	20,040
Kureha Corp.	12,000	68,114
*Kurimoto, Ltd.	11,000	12,592
Kuroda Electric Co., Ltd.	1,200	13,929
Kyoden Co., Ltd.	3,000	4,194
Kyodo Printing Co., Ltd.	9,000	19,278
Kyodo Shiryo Co., Ltd.	5,000	5,599
Kyoei Steel, Ltd.	600	7,307
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	7,929
Kyokuyo Co., Ltd.	9,000	17,703
KYORIN Holdings, Inc.	3,000	46,586
Kyosan Electric Manufacturing Co., Ltd.	5,000	20,956
Kyowa Exeo Corp.	4,000	35,159
Kyudenko Corp.	3,000	15,441
#*Leopalace21 Corp.	6,200	6,983
Life Corp.	2,000	28,715
Lintec Corp.	600	13,474
*M3, Inc.	3	13,741
Macnica, Inc.	800	15,369
*Macromill, Inc.	11	16,971
Maeda Corp.	6,000	16,256
Maeda Road Construction Co., Ltd.	6,000	41,591
Maezawa Kasei Industries Co., Ltd.	1,200	9,917
Maezawa Kyuso Industries Co., Ltd.	1,200	13,468
*Makino Milling Machine Co., Ltd.	4,000	27,534
Mandom Corp.	800	21,808
Mars Engineering Corp.	700	10,999
Marubun Corp.	1,900	8,791
Marudai Food Co., Ltd.	5,000	14,283
#Maruetsu, Inc. (The)	5,000	17,699

1104

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Maruha Nichiro Holdings, Inc.	22,525	$37,025
Marukyu Co., Ltd.	2,000	19,669
Marusan Securities Co., Ltd.	6,000	30,336
Maruwa Co., Ltd.	700	16,942
#Maruyama Manufacturing Co, Inc.	3,000	5,282
Maruzen Showa Unyu Co., Ltd.	6,000	18,746
#Matsuda Sangyo Co., Ltd.	1,225	21,149
*Matsuya Co., Ltd.	2,000	10,806
Matsuya Foods Co., Ltd.	1,000	15,517
Max Co., Ltd.	2,000	22,069
Maxvalu Tokai Co., Ltd.	1,000	12,737
Megachips Corp.	1,900	33,329
Megmilk Snow Brand Co., Ltd.	1,300	22,965
#*Meidensha Corp.	3,000	10,687
*Meitec Corp.	1,000	19,957
#Meito Sangyo Co., Ltd.	1,200	16,010
*Meiwa Estate Co., Ltd.	1,700	9,885
*Meiwa Trading Co., Ltd.	3,000	7,720
Melco Holdings, Inc.	1,400	45,376
Michinoku Bank, Ltd. (The)	5,000	10,167
*Mie Bank, Ltd. (The)	2,000	5,242
Mikuni Coca-Cola Bottling Co., Ltd.	3,000	25,686
Mimasu Semiconductor Industry Co., Ltd.	1,219	11,969
Minato Bank, Ltd. (The)	21,000	30,981
Ministop Co., Ltd.	1,500	22,173
*Misawa Homes Co., Ltd.	2,000	7,514
Misawa Resort Co., Ltd.	4,000	7,457
Mitani Corp.	1,200	9,525
*Mitsubishi Paper Mills, Ltd.	13,000	13,238
Mitsubishi Steel Manufacturing Co., Ltd.	5,000	11,919
Mitsuboshi Belting, Ltd.	5,000	20,604
*Mitsui High-Tec, Inc.	3,300	16,607
*Mitsui Sugar Co., Ltd.	6,000	22,297
Mitsui-Soko Co., Ltd.	10,000	37,598
Mitsumi Electric Co., Ltd.	1,200	20,404
Mitsuuroko Co., Ltd.	3,000	16,361
#Miura Co., Ltd.	2,000	45,203
Miyazaki Bank, Ltd. (The)	6,000	15,210
*Mizuho Investors Securities Co., Ltd.	19,000	17,425
Mizuno Corp.	9,000	38,490
Mochida Pharmaceutical Co., Ltd.	1,000	10,857
#Modec, Inc.	800	11,416
*Monex Group, Inc.	49	11,623
#Mori Seiki Co., Ltd.	2,800	27,274
Morinaga & Co., Ltd.	16,000	36,571
Morinaga Milk Industry Co., Ltd.	14,000	57,114
Morita Holdings Corp.	4,000	21,561
MOS Food Services, Inc.	2,000	35,426
Moshi Moshi Hotline, Inc.	1,000	23,317
Musashi Seimitsu Industry Co., Ltd.	1,200	28,614
Musashino Bank, Ltd.	800	23,229
Nachi-Fujikoshi Corp.	13,000	38,864
Nagano Bank, Ltd. (The)	6,000	10,591
#Nagatanien Co., Ltd.	2,000	19,360
#Nakamuraya Co., Ltd.	3,000	13,949
*Nakayama Steel Works, Ltd.	5,000	6,200
NEC Fielding, Ltd.	1,200	12,889
NEC Mobiling, Ltd.	1,100	27,586
NEC Networks & System Integration Corp.	1,700	19,831
Net One Systems Co., Ltd.	31	43,169
#*New Japan Radio Co., Ltd.	3,000	7,420

1105

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nichia Steel Works, Ltd.	4,000	$9,023
Nichias Corp.	4,000	17,247
#Nichicon Corp.	2,700	30,022
Nichii Gakkan Co.	1,600	13,776
Nichirei Corp.	3,000	13,066
Nichireki Co., Ltd.	2,000	7,101
Nidec Copal Corp.	1,800	26,370
Nidec Sankyo Corp.	1,000	7,083
Nidec-Tosok Corp.	3,200	32,493
Nifco, Inc.	2,000	50,319
#Nihon Dempa Kogyo Co., Ltd.	600	10,864
#Nihon Eslead Corp.	1,000	8,542
Nihon Kohden Corp.	2,000	38,016
#Nihon Nohyaku Co., Ltd.	5,000	28,790
Nihon Parkerizing Co., Ltd.	2,000	26,202
Nihon Unisys, Ltd.	2,075	13,204
Nihon Yamamura Glass Co., Ltd.	8,000	20,293
Nikkiso Co., Ltd.	4,000	28,040
Nippo Corp.	4,000	24,766
Nippon Beet Sugar Manufacturing Co., Ltd.	5,000	11,501
#Nippon Carbon Co., Ltd.	5,000	15,961
Nippon Ceramic Co., Ltd.	1,000	16,886
Nippon Chemical Industrial Co., Ltd.	2,000	4,541
*Nippon Chemi-Con Corp.	10,000	40,072
#Nippon Chemiphar Co., Ltd.	3,000	8,504
#Nippon Coke & Engineering Co., Ltd.	12,500	20,380
*Nippon Columbia Co., Ltd.	3,000	854
Nippon Concrete Industries Co., Ltd.	3,000	4,578
Nippon Denko Co., Ltd.	6,000	44,453
Nippon Densetsu Kogyo Co., Ltd.	2,000	18,063
Nippon Denwa Shisetu Co., Ltd.	5,000	14,084
Nippon Filcon Co., Ltd.	2,000	9,795
Nippon Flour Mills Co., Ltd.	8,000	38,275
Nippon Gas Co., Ltd.	2,000	26,834
Nippon Kasei Chemical Co., Ltd.	5,000	11,238
#*Nippon Kinzoku Co., Ltd.	3,000	4,991
Nippon Koei Co., Ltd.	5,000	13,113
Nippon Konpo Unyu Soko Co., Ltd.	4,000	43,348
*Nippon Koshuha Steel Co., Ltd.	10,000	9,810
*Nippon Light Metal Co., Ltd.	31,000	52,081
#*Nippon Metal Industry Co., Ltd.	8,000	9,736
Nippon Pillar Packing Co., Ltd.	2,000	11,400
*Nippon Piston Ring Co., Ltd.	7,000	13,860
Nippon Seiki Co., Ltd.	1,000	10,108
Nippon Sharyo, Ltd.	1,000	4,401
Nippon Shinyaku Co., Ltd.	3,000	42,558
Nippon Signal Co., Ltd.	3,000	21,010
Nippon Soda Co., Ltd.	8,000	34,530
Nippon Suisan Kaisha, Ltd.	10,500	33,402
Nippon Synthetic Chemical Industry Co., Ltd. (The)	3,000	17,567
Nippon Thompson Co., Ltd.	3,000	20,795
Nippon Valqua Industries, Ltd.	6,000	17,061
#*Nippon Yakin Kogyo Co., Ltd.	4,000	11,723
Nipro Corp.	1,600	32,620
*NIS Group Co., Ltd.	2,639	196
Nishimatsu Construction Co., Ltd.	11,000	11,719
Nishimatsuya Chain Co., Ltd.	3,000	28,813
Nissan Shatai Co., Ltd.	3,000	23,252
Nissei Corp.	1,000	7,429
Nissen Holdings Co., Ltd.	1,600	6,908
Nissha Printing Co., Ltd.	400	8,821

1106

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nisshin Fudosan Co.	1,400	$9,884
Nisshin Oillio Group, Ltd. (The)	10,000	44,010
Nissin Electric Co., Ltd.	1,000	5,201
Nissin Kogyo Co., Ltd.	2,100	35,719
Nittan Valve Co., Ltd.	2,000	6,330
Nittetsu Mining Co., Ltd.	3,000	11,287
Nitto Boseki Co., Ltd.	18,000	41,811
Nitto Kogyo Corp.	3,000	27,235
Nitto Seiko Co., Ltd.	3,000	8,543
#NOF Corp.	7,000	32,276
Nomura Co., Ltd.	4,000	10,615
Noritake Co., Ltd.	8,000	25,125
*Noritsu Koki Co., Ltd.	1,200	6,812
Noritz Corp.	1,400	25,706
NS Solutions Corp.	1,400	26,062
NSD Co., Ltd.	2,400	25,536
Obic Business Consultants Co., Ltd.	100	5,019
#Oenon Holdings, Inc.	5,000	10,813
Ogaki Kyoritsu Bank, Ltd. (The)	3,000	8,421
Oiles Corp.	1,728	26,977
Oita Bank, Ltd. (The)	10,000	31,498
Okabe Co., Ltd.	4,000	15,378
Okamoto Industries, Inc.	6,000	25,144
Okamura Corp.	3,000	15,795
Okasan Securities Group, Inc.	10,000	32,373
*Oki Electric Industry Co., Ltd.	29,000	25,185
Okinawa Electric Power Co., Ltd.	877	40,297
#*OKK Corp.	5,000	6,545
*OKUMA Corp.	6,000	35,590
Okumura Corp.	5,000	17,463
*Okura Industrial Co., Ltd.	4,000	9,785
Okuwa Co., Ltd.	2,000	18,825
Olympic Corp.	1,800	13,009
ONO Sokki Co., Ltd.	3,000	7,306
Onoken Co., Ltd.	2,000	15,002
Onward Holdings Co., Ltd.	6,000	44,823
Organo Corp.	4,000	26,461
*Origin Electric Co., Ltd.	3,000	10,391
#Osaka Titanium Technologies Co., Ltd.	100	4,670
Osaki Electric Co., Ltd.	3,000	22,236
OSG Corp.	3,600	37,501
Pacific Industrial Co., Ltd.	4,000	15,804
#PanaHome Corp.	4,000	24,397
*Panasonic Electric Works Information Systems Co., Ltd.	400	10,903
#Paramount Bed Co., Ltd.	1,700	43,278
Parco Co., Ltd.	2,600	20,021
Paris Miki Holdings, Inc.	1,000	8,008
Pasco Corp.	1,000	2,376
Penta-Ocean Construction Co., Ltd.	18,000	27,049
PGM Holdings K.K.	15	9,818
Pigeon Corp.	1,300	38,738
Piolax, Inc.	1,000	20,014
*Pioneer Electronic Corp.	11,100	38,298
Plenus Co., Ltd.	500	7,225
Point, Inc.	750	31,311
*Press Kogyo Co., Ltd.	9,000	33,953
Prima Meat Packers, Ltd.	5,000	5,151
Raito Kogyo Co., Ltd.	2,400	5,254
#*Rasa Industries, Ltd.	3,000	2,164
#*Renown, Inc.	3,000	7,146
Resorttrust, Inc.	1,008	15,618

1107

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Rheon Automatic Machinery Co., Ltd.	2,000	$4,751
Rhythm Watch Co., Ltd.	10,000	16,265
Ricoh Leasing Co., Ltd.	1,000	24,852
Right On Co., Ltd.	1,125	4,722
Riken Corp.	7,000	23,663
Riken Technos Corp.	5,000	13,207
Riken Vitamin Co., Ltd.	2,000	62,630
#Ringer Hut Co., Ltd.	1,800	21,081
#Risa Partners, Inc.	19	6,863
Rock Field Co., Ltd.	300	4,565
Roland Corp.	2,000	20,711
Roland DG Corp.	900	12,492
#Round One Corp.	1,200	4,461
Royal Holdings Co., Ltd.	2,000	20,068
*Ryobi, Ltd.	11,000	40,293
Ryoden Trading Co., Ltd.	3,000	16,057
Ryohin Keikaku Co., Ltd.	900	31,941
Ryosan Co., Ltd.	2,100	51,723
Ryoshoku, Ltd.	1,100	23,679
Ryoyo Electro Corp.	2,000	18,485
S Foods, Inc.	2,000	15,605
#*Sagami Chain Co., Ltd.	2,000	11,612
*Sagami Co., Ltd.	3,000	4,057
Saibu Gas Co., Ltd.	24,000	68,410
Saizeriya Co., Ltd.	1,700	32,152
Sakata INX Corp.	3,000	12,997
Sakata Seed Corp.	2,000	25,620
Sala Corp.	4,000	20,235
*San-A Co., Ltd.	100	3,982
San-Ai Oil Co., Ltd.	4,000	16,870
Sanden Corp.	7,000	28,214
Sanei-International Co., Ltd.	500	6,377
Sangetsu Co., Ltd.	300	6,546
San-in Godo Bank, Ltd. (The)	7,000	48,433
Sankei Building Co., Ltd.	2,000	10,923
Sanken Electric Co., Ltd.	3,000	10,726
Sanki Engineering Co., Ltd.	5,000	31,170
Sankyo Seiko Co., Ltd.	4,000	12,136
*Sankyo-Tateyama Holdings, Inc.	16,000	18,330
*Sankyu, Inc.	8,000	33,549
Sanoh Industrial Co., Ltd.	3,000	22,990
#Sanrio Co., Ltd.	2,100	44,744
Sanshin Electronics Co., Ltd.	2,000	16,183
*Sansui Electric Co., Ltd.	28,000	1,055
Sanwa Holdings Corp.	9,000	25,605
Sanyo Chemical Industries, Ltd.	7,000	52,177
Sanyo Denki Co., Ltd.	4,000	17,109
#Sanyo Shokai, Ltd.	4,000	15,703
Sanyo Special Steel Co., Ltd.	6,000	29,530
Sasebo Heavy Industries Co., Ltd.	7,000	12,371
Sato Corp.	2,100	24,025
Sato Shoji Corp.	2,000	10,435
Satori Electric Co., Ltd.	1,000	6,991
#Sawai Pharmaceutical Co., Ltd.	400	34,968
*Saxa Holdings, Inc.	4,000	5,557
Secom Joshinetsu Co., Ltd.	900	23,191
Secom Techno Service Co., Ltd.	500	14,820
Seika Corp.	8,000	17,278
Seikagaku Corp.	1,700	17,734
#*Seiko Holdings Corp.	3,307	11,167
Seiren Co., Ltd.	2,000	12,776

1108

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sekisui Jushi Co., Ltd.	2,000	$19,255
Sekisui Plastics Co., Ltd.	7,000	28,563
#Senko Co., Ltd.	6,000	18,293
Senshu Electric Co., Ltd.	1,000	8,940
Senshukai Co., Ltd.	3,000	16,759
*Shibaura Mechatronics Corp.	4,000	12,804
#Shibusawa Warehouse Co., Ltd.	6,000	19,578
Shibuya Kogyo Co., Ltd.	2,100	20,346
Shikibo, Ltd.	9,000	11,517
Shikoku Bank, Ltd.	10,000	28,021
Shikoku Chemicals Corp.	3,000	16,500
#Shima Seiki Manufacturing Co., Ltd.	1,200	22,922
Shimachu Co., Ltd.	2,400	49,184
Shimizu Bank, Ltd.	400	16,324
Shinagawa Refractories Co., Ltd.	5,000	10,920
*Shindengen Electric Manufacturing Co., Ltd.	3,000	12,078
Shin-Etsu Polymer Co., Ltd.	5,000	26,431
Shinkawa, Ltd.	1,000	9,717
Shinko Plantech Co., Ltd.	3,000	27,812
Shinko Shoji Co., Ltd.	2,000	14,798
Shinmaywa Industries, Ltd.	5,000	17,399
Shinnihon Corp.	4,000	9,204
Shiroki Corp.	7,000	18,762
Shizuoka Gas Co., Ltd.	3,000	17,544
Sho-Bond Corp.	2,000	42,805
Shobunsha Publications, Inc.	1,300	9,143
#Shochiku Co., Ltd.	4,000	25,158
*Showa Corp.	2,400	15,970
Showa Sangyo Co., Ltd.	10,000	26,848
Siix Corp.	2,400	21,518
*Simplex Holdings, Inc.	3	1,363
Sinanen Co., Ltd.	3,000	11,427
Sinfonia Technology Co., Ltd.	6,000	11,830
SKY Perfect JSAT Holdings, Inc.	25	8,263
#SMK Corp.	5,000	21,433
Sohgo Security Services Co., Ltd.	3,700	38,735
So-net Entertainment Corp.	7	18,123
SRA Holdings	1,000	9,493
Star Micronics Co., Ltd.	2,000	19,077
Starzen Co., Ltd.	4,000	10,686
#Stella Chemifa Corp.	900	38,676
Sumida Corp.	1,100	9,101
Suminoe Textile Co., Ltd.	5,000	8,126
*Sumiseki Holdings, Inc.	2,300	1,937
Sumisho Computer Systems Corp.	1,100	16,294
Sumitomo Bakelite Co., Ltd.	2,000	10,834
Sumitomo Forestry Co., Ltd.	4,200	31,024
*Sumitomo Light Metal Industries, Ltd.	11,000	12,170
*Sumitomo Mitsui Construction Co., Ltd.	9,660	6,599
Sumitomo Osaka Cement Co., Ltd.	20,000	38,759
Sumitomo Pipe & Tube Co., Ltd.	3,000	17,191
#Sumitomo Precision Products Co., Ltd.	2,000	7,511
Sumitomo Real Estate Sales Co., Ltd.	300	13,443
Sumitomo Seika Chemicals Co., Ltd.	4,000	15,567
Sumitomo Warehouse Co., Ltd.	11,000	57,062
Sunx, Ltd.	2,700	15,078
*SWCC Showa Holdings Co., Ltd.	12,000	9,379
*SxL Corp.	3,000	1,453
*Systena Corp.	13	10,240
T. Hasegawa Co., Ltd.	1,600	25,082
T. RAD Co., Ltd.	5,000	17,527

1109

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tachi-S Co., Ltd.	2,100	$30,615
*Tadano, Ltd.	6,000	26,814
Taihei Dengyo Kaisha, Ltd.	3,000	20,946
#*Taiheiyo Cement Corp.	42,000	45,335
#Taiho Kogyo Co., Ltd.	1,900	14,746
Taikisha, Ltd.	2,000	26,834
Taiyo Holdings Co., Ltd.	400	11,337
#Taiyo Yuden Co., Ltd.	2,000	25,695
Takamatsu Construction Group Co., Ltd.	1,600	20,751
#Takaoka Electric Manufacturing Co., Ltd.	4,000	15,267
Takara Holdings, Inc.	8,000	45,570
Takara Standard Co., Ltd.	5,000	30,745
Takasago International Corp.	7,000	33,811
#Takasago Thermal Engineering Co., Ltd.	6,000	42,399
Takashima & Co., Ltd.	4,000	5,748
Takiron Co., Ltd.	3,000	9,215
*Takuma Co., Ltd.	6,000	14,663
*Tamron Co., Ltd.	400	7,884
Tamura Corp.	4,000	9,887
#*Teac Corp.	5,000	2,295
TECHNO ASSOCIE Co., Ltd.	1,800	14,079
Tecmo Koei Holdings Co., Ltd.	3,000	18,772
Teikoku Tsushin Kogyo Co., Ltd.	4,000	9,117
*Tekken Corp.	11,000	9,156
#Telepark Corp.	6	8,781
Tenma Corp.	2,000	19,045
TKC, Corp.	1,200	23,836
Toa Corp.	12,000	10,137
TOA ROAD Corp.	3,000	4,369
Toagosei Co., Ltd.	20,000	87,694
*Tobishima Corp.	12,000	2,985
TOC Co., Ltd.	5,000	20,621
Tocalo Co., Ltd.	1,000	16,972
Tochigi Bank, Ltd.	7,000	29,010
Toda Corp.	17,000	57,279
Toei Co., Ltd.	5,000	20,664
Toenec Corp.	3,000	15,337
Toho Bank, Ltd.	14,000	37,165
Toho Holdings Co., Ltd.	1,900	26,588
*Toho Titanium Co., Ltd.	900	23,168
Toho Zinc Co., Ltd.	6,000	25,238
Tohoku Bank, Ltd. (The)	8,000	12,841
Tokai Carbon Co., Ltd.	5,000	29,482
Tokai Corp.	5,000	20,275
Tokai Rubber Industries, Ltd.	2,700	31,534
Tokai Tokyo Financial Holdings, Inc.	19,000	66,032
*Toko, Inc.	8,000	12,070
Tokushu Tokai Paper Co., Ltd.	5,189	11,078
Tokyo Dome Corp.	8,000	19,967
Tokyo Energy & Systems, Inc.	2,000	11,689
*Tokyo Kikai Seisakusho, Ltd.	6,000	4,839
Tokyo Ohka Kogyo Co., Ltd.	2,700	49,826
Tokyo Rakutenchi Co., Ltd.	5,000	17,515
#Tokyo Rope Manufacturing Co., Ltd.	4,000	10,730
Tokyo Seimitsu Co., Ltd.	1,700	21,988
Tokyo Style Co., Ltd.	4,000	31,813
Tokyo Tatemono Co., Ltd.	1,000	4,029
Tokyo Tekko Co., Ltd.	3,000	6,003
Tokyo Theatres Co., Inc.	6,000	7,466
#Tokyo Tomin Bank, Ltd.	1,000	9,436
Tokyotokeiba Co., Ltd.	7,000	10,186

1110

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tokyu Community Corp.	1,000	$27,097
Tokyu Construction Co., Ltd.	5,880	17,976
Tokyu Livable, Inc.	1,800	20,755
Tokyu Recreation Co., Ltd.	3,000	18,988
Toli Corp.	6,000	9,370
Tomato Bank, Ltd.	9,000	15,644
Tomen Electronics Corp.	800	9,911
*TOMONY Holdings, Inc.	10,000	34,762
#Tomy Co., Ltd.	3,317	25,492
Tonami Holdings Co., Ltd.	3,000	4,694
Topcon Corp.	1,200	4,615
Toppan Forms Co., Ltd.	2,300	20,411
*Topre Corp.	1,200	8,752
Topy Industries, Ltd.	16,000	39,338
#Torishima Pump Manufacturing Co., Ltd.	2,000	32,997
Toshiba Machine Co., Ltd.	5,000	20,526
Toshiba Plant Kensetsu Co., Ltd.	4,000	52,582
Toshiba TEC Corp.	8,000	31,426
*Tosho Printing Co., Ltd.	5,000	7,443
Totetsu Kogyo Co., Ltd.	3,000	17,472
#*Totoku Electric Co., Ltd.	3,000	2,528
Tottori Bank, Ltd.	6,000	12,529
Touei Housing Corp.	900	9,961
Towa Bank, Ltd.	10,000	9,160
#Towa Pharmaceutical Co., Ltd.	900	48,983
Toyo Construction Co., Ltd.	18,000	8,052
Toyo Corp.	3,000	27,946
#Toyo Electric Manufacturing Co., Ltd.	5,000	21,471
Toyo Engineering Corp.	11,000	35,074
Toyo Ink Manufacturing Co., Ltd.	15,000	61,192
Toyo Kanetsu K.K.	12,000	18,454
Toyo Kohan Co., Ltd.	3,000	15,108
Toyo Securities Co., Ltd.	5,000	7,324
Toyo Tanso Co, Ltd.	100	5,722
Toyo Tire & Rubber Co., Ltd.	8,000	16,467
Toyobo Co., Ltd.	22,000	36,668
Trans Cosmos, Inc.	1,100	8,648
Trusco Nakayama Corp.	1,400	20,403
TS Tech Co., Ltd.	2,200	35,998
Tsubakimoto Chain Co.	9,000	39,783
Tsukishima Kikai Co., Ltd.	3,000	18,944
*Tsukuba Bank, Ltd.	1,700	5,092
Tsurumi Manufacturing Co., Ltd.	2,000	11,916
Tsutsumi Jewelry Co., Ltd.	800	18,827
TV Asahi Corp.	3	4,228
Ube Material Industries, Ltd.	6,000	14,207
Uchida Yoko Co., Ltd.	4,000	13,255
#Ulvac, Inc.	1,200	24,159
*Uniden Corp.	2,000	3,997
*Unihair Co., Ltd.	2,400	28,097
Union Tool Co.	400	10,241
Unipres Corp.	700	12,090
#United Arrows, Ltd.	1,200	16,411
*Unitika, Ltd.	33,000	27,441
U-Shin, Ltd.	2,000	15,230
Valor Co., Ltd.	2,000	14,853
Vital KSK Holdings, Inc.	2,800	21,380
*Wacom Co., Ltd.	14	15,983
Warabeya Nichiyo Co., Ltd.	1,200	14,151
#Watami Food Service Co., Ltd.	1,400	25,594
Wood One Co., Ltd.	3,000	8,112

1111

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Xebio Co., Ltd.	1,500	$29,398
Yamabiko Corp.	615	4,566
Yamagata Bank, Ltd.	11,000	47,709
#*Yamaichi Electronics Co., Ltd.	1,600	4,326
Yamanashi Chuo Bank, Ltd.	11,000	42,431
Yamazen Co., Ltd.	3,000	12,245
Yaoko Co., Ltd.	500	13,676
Yasuda Warehouse Co., Ltd. (The)	2,000	12,116
Yellow Hat, Ltd.	1,800	11,439
Yodogawa Steel Works, Ltd.	9,000	33,285
Yokohama Reito Co., Ltd.	3,000	19,096
Yokowo Co., Ltd.	1,700	8,675
Yomeishu Seizo Co., Ltd.	2,000	18,189
#Yomiuri Land Co., Ltd.	3,000	10,092
Yondenko Corp.	2,100	7,753
Yonekyu Corp.	2,000	14,955
#Yorozu Corp.	1,900	32,303
#Yoshinoya Holdings Co., Ltd.	23	28,163
Yurtec Corp.	4,000	13,921
Yusen Logistics Co., Ltd.	600	8,300
Yushiro Chemical Industry Co., Ltd.	1,000	11,996
Zenrin Co., Ltd.	1,800	18,534
#Zensho Co., Ltd.	2,100	19,421
Zeon Corp.	10,000	82,492
ZERIA Pharmaceutical Co., Ltd.	2,000	24,654
Zuken, Inc.	2,000	13,535

TOTAL JAPAN		15,764,217

NETHERLANDS — (1.8%)
Aalberts Industries NV	5,782	106,056
Accell Group NV	886	45,599
*AFC Ajax NV	864	7,742
Arcadis NV	2,418	53,958
#*ASM International NV	2,535	64,745
#*BE Semiconductor Industries NV	1,100	6,556
Beter Bed Holding NV	1,357	36,226
Brunel International NV	1,355	41,634
*Crucell NV	3,439	111,315
*CSM NV	2,179	69,044
*Draka Holding NV	762	16,249
Exact Holding NV	619	17,361
*Gamma Holding NV	304	9,218
Grontmij NV	880	18,768
*Heijmans NV	81	1,529
#Imtech NV	3,961	133,071
*InnoConcepts NV	3,342	879
#KAS Bank NV	488	8,538
*Kendrion NV	133	2,084
Koninklijke Bam Groep NV	7,950	53,850
Koninklijke Boskalis Westminster NV	101	4,103
Koninklijke Ten Cate NV	1,402	46,286
Macintosh Retail Group NV	910	20,754
Mediq NV	3,469	66,416
Nutreco NV	1,878	136,810
*Ordina NV	2,349	10,245
#*Pharming Group NV	3,806	1,318
*Roto Smeets Group NV	354	6,782
SBM Offshore NV	10,126	206,679
#Sligro Food Group NV	1,176	38,555
Telegraaf Media Groep NV	1,554	30,072
TKH Group NV	2,795	69,676

1112

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
#*TomTom NV	3,951	$34,701
Unit 4 NV	982	29,453
#*USG People NV	4,391	81,593
#*Wavin NV	592	8,185

TOTAL NETHERLANDS		1,596,050

NEW ZEALAND — (0.6%)
Air New Zealand, Ltd.	25,682	26,486
Briscoe Group, Ltd.	15,371	15,307
Cavalier Corp., Ltd.	8,600	20,245
*Fisher & Paykel Appliances Holdings, Ltd.	46,520	21,303
Fisher & Paykel Healthcare Corp., Ltd.	18,502	45,734
Freightways, Ltd.	7,082	16,432
Hallenstein Glasson Holdings, Ltd.	5,327	18,336
Infratil, Ltd.	26,812	37,450
Mainfreight, Ltd.	3,992	21,920
New Zealand Refining Co., Ltd.	13,533	38,198
Nuplex Industries, Ltd.	10,316	26,713
Port of Tauranga, Ltd.	7,100	40,303
Pumpkin Patch, Ltd.	7,400	11,001
*Pyne Gould Corp., Ltd.	20,810	6,988
*Pyne Gould Guinness, Ltd.	30,859	12,720
Sanford, Ltd.	6,562	23,055
Sky City Entertainment Group, Ltd.	36,975	85,271
Sky Network Television, Ltd.	13,395	55,497
Steel & Tube Holdings, Ltd.	5,579	10,375
Tower, Ltd.	11,085	15,837
*Warehouse Group, Ltd.	5,475	16,696

TOTAL NEW ZEALAND		565,867

NORWAY — (1.1%)
*Acta Holding ASA	5,000	2,444
Atea ASA	5,000	42,296
Austevoll Seafood ASA	5,800	42,320
*BW Offshore, Ltd. ASA	18,600	40,368
*BWG Homes ASA	6,471	24,741
*Camillo Eitze & Co. ASA	1,600	2,611
Cermaq ASA	3,800	48,324
*Copeinca ASA	970	8,929
*DNO International ASA	47,611	74,926
*DOF ASA	2,500	18,842
#*EDB ErgoGroup ASA	2,200	6,718
#*Eitzen Chemical ASA	22,919	4,713
Ekornes ASA	1,600	41,493
Farstad Shipping ASA	800	20,274
Ganger Rolf ASA	1,960	45,883
#Golden Ocean Group, Ltd. ASA	12,836	18,636
*Kongsberg Automotive Holding ASA	11,000	8,280
Kongsberg Gruppen ASA	1,280	26,654
#Nordic Semiconductor ASA	6,760	23,063
#*Norse Energy Corp. ASA	15,009	3,406
*Norske Skogindustrier ASA Series A	7,000	14,298
#*Norwegian Air Shuttle ASA	840	12,898
*Norwegian Energy Co. ASA	1,598	4,678
*Odfjell ASA Series A	1,000	6,024
*Panoro Energy ASA	1,501	1,394
Prosafe ASA	11,000	72,544
Rieber & Son ASA Series A	2,845	19,466
*Sevan Marine ASA	33,350	45,043
Solstad Offshore ASA	1,000	18,059
*Songa Offshore SE	2,200	10,133

1113

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
SpareBanken 1 SMN	6,214	$56,270
#TGS Nopec Geophysical Co. ASA	4,820	83,529
#Tomra Systems ASA	9,200	56,062
*TTS Marine ASA	1,100	1,640
Veidekke ASA	4,900	40,611
Wilh Wilhelmsen Holding ASA	2,050	44,392

TOTAL NORWAY		991,962

PORTUGAL — (0.5%)
#*Altri SGPS SA	3,977	21,890
#Banco BPI SA	15,318	33,960
*Impresa SGPS SA	6,108	12,595
Mota-Engil SGPS SA	4,552	13,604
Portucel-Empresa Produtora de Pasta de Papel SA	20,700	68,929
Redes Energeticas Nacionais SA	15,049	56,493
Sociedade de Investimento e Gestao SGPS SA	6,200	73,284
*Sonae Industria SGPS SA	2,500	7,720
#Sonae SGPS SA	53,752	63,762
*Sonaecom SGPS SA	8,301	18,771
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	7,743	41,340

TOTAL PORTUGAL		412,348

SINGAPORE — (1.3%)
*AFP Properties, Ltd.	108,000	51,930
*Allgreen Properties, Ltd.	40,000	36,893
Bukit Sembawang Estates, Ltd.	7,500	27,576
*Bund Center Investment, Ltd.	54,000	20,861
Cerebos Pacific, Ltd.	15,000	55,819
CH Offshore, Ltd.	17,400	7,135
*Chuan Hup Holdings, Ltd.	87,000	15,781
Creative Technology Co., Ltd.	2,650	8,636
*CSE Global, Ltd.	20,000	16,400
*CWT, Ltd.	12,000	8,838
#*Delong Holdings, Ltd.	17,000	8,305
*Ezion Holdings, Ltd.	20,000	10,952
#Ezra Holdings, Ltd.	27,600	37,580
*Falcon Energy Group, Ltd.	21,000	7,502
First Resources, Ltd.	26,000	25,431
*Fu Yu Corp., Ltd.	78,750	7,592
GK Goh Holdings, Ltd.	17,000	7,749
#Goodpack, Ltd.	14,000	22,156
#*Guocoland, Ltd.	12,000	22,112
Hi-P International, Ltd.	23,000	18,752
Ho Bee Investment, Ltd.	14,000	18,306
Hotel Grand Central, Ltd.	31,195	19,779
Hotel Properties, Ltd.	17,200	37,271
Hwa Hong Corp., Ltd.	59,000	25,279
Hyflux, Ltd.	13,000	31,730
*Jaya Holdings, Ltd.	22,000	12,046
K1 Ventures, Ltd.	120,000	14,048
Kim Eng Holdings, Ltd.	16,200	22,085
*KS Energy Services, Ltd.	10,000	8,051
*Lafe Corp., Ltd.	39,200	2,709
M1, Ltd.	17,000	29,205
MCL Land, Ltd.	12,000	22,594
Metro Holdings, Ltd.	41,000	25,895
#Midas Holdings, Ltd.	21,000	15,960
*Oceanus Group, Ltd.	40,000	9,895
Orchard Parade Holdings, Ltd.	11,239	13,077
OSIM International, Ltd.	18,000	16,192
*Otto Marine, Ltd.	32,000	8,444

1114

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Pan Pacific Hotels Group, Ltd.	37,500	$47,575
Petra Foods, Ltd.	20,000	24,826
Raffles Medical Group, Ltd.	9,000	15,175
Rotary Engineering, Ltd.	17,000	13,111
SBS Transit, Ltd.	23,000	32,967
*SC Global Developments, Ltd.	8,000	9,837
*Stamford Land Corp., Ltd.	12,000	5,204
Super Group, Ltd.	13,000	12,587
*Swiber Holdings, Ltd.	10,000	7,921
Tat Hong Holdings, Ltd.	17,000	14,067
Tuan Sing Holdings, Ltd.	44,628	8,467
United Engineers, Ltd.	11,000	21,049
UOB-Kay Hian Holdings, Ltd.	30,000	38,817
WBL Corp., Ltd.	22,000	72,347
Wheelock Properties, Ltd.	20,000	30,178
Wing Tai Holdings, Ltd.	34,000	46,144

TOTAL SINGAPORE		1,150,838

SPAIN — (2.2%)
Abengoa SA	2,121	58,772
Adolfo Dominguez SA	425	5,663
Almirall SA	3,466	32,864
*Amper SA	1,600	8,756
Antena 3 de Television SA	3,640	37,293
*Azkoyen SA	2,184	7,282
*Banco de Valencia SA	2,383	13,451
Banco Guipuzcoano SA	4,367	23,963
Banco Pastor SA	7,840	38,324
Bankinter SA	1,312	8,752
*Baron de Ley SA	67	4,160
#Bolsas y Mercados Espanoles SA	4,485	122,380
Campofrio Food Group SA	1,577	16,151
Cementos Portland Valderrivas SA	1,167	23,975
Construcciones y Auxiliar de Ferrocarriles SA	103	58,093
*Corporacion Dermoestetica SA	753	2,030
Duro Felguera SA	2,827	24,281
Ebro Foods SA	5,454	119,943
Elecnor SA	1,422	19,787
*Ercros SA	3,027	3,446
Faes Farma SA	7,525	31,267
*Gamesa Corp Tecnologica SA	8,593	59,853
*General de Alquiler de Maquinaria SA	1,582	4,272
*Gestevision Telec, Inc. SA	1,496	19,090
#Grifols SA	6,802	110,264
Grupo Catalana Occidente SA	3,722	77,646
*Grupo Empresarial Ence SA	8,850	32,255
*Grupo Ezentis SA	13,800	11,181
*Iberia Lineas Aereas de Espana SA	34,690	152,383
Iberpapel Gestion SA	936	18,019
Indra Sistemas SA	5,293	103,715
*Jazztel P.L.C.	4,826	22,188
#*La Seda de Barcelona SA	228,989	22,306
Miquel y Costas & Miquel SA	555	15,829
*Natraceutical SA	15,014	7,966
*NH Hoteles SA	5,825	30,587
Obrascon Huarte Lain SA	1,921	62,907
*Papeles y Cartones de Europa SA	2,490	13,353
Pescanova SA	718	23,423
#*Promotora de Informaciones SA	5,034	13,020
Prosegur Cia de Seguridad SA	2,200	131,701
*Realia Business SA	4,187	8,828

1115

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
*Service Point Solutions SA	6,082	$4,578
*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	4,714	7,532
Sol Melia SA	4,123	41,130
#*SOS Corp Alimentaria SA	2,659	5,850
*Tubacex SA	5,465	19,205
*Tubos Reunidos SA	8,287	22,189
Unipapel SA	733	11,223
*Vertice Trescientos Sesenta Grados SA	651	194
Vidrala SA	1,053	31,022
Viscofan SA	3,593	125,184
#*Zeltia SA	12,166	54,508

TOTAL SPAIN		1,924,034

SWEDEN — (2.4%)
Aarhuskarlshamn AB	1,961	46,195
Addtech AB Series B	2,500	58,548
AF AB	1,800	31,352
#*Anoto Group AB	7,000	4,037
Avanza Bank Holding AB	595	19,578
Axfood AB	1,800	63,149
#Axis Communications AB	2,100	33,034
B&B Tools AB	2,500	37,814
#*BE Group AB	2,600	15,771
Beijer Alma AB	1,700	35,089
*Betsson AB	910	14,082
Bilia AB Series A	2,065	36,809
Billerud AB	4,200	33,802
*BioGaia AB Series B	1,689	23,262
*BioInvent International AB	4,428	17,272
*Bure Equity AB	1,471	7,179
#Cantena AB	1,487	31,117
Cardo AB	1,700	65,595
#Clas Ohlson AB Series B	1,200	20,596
*Cloetta AB	960	5,559
Elekta AB Series B	5,600	211,816
#*Eniro AB	1,200	778
G & L Beijer AB Series B	800	27,749
*Gunnebo AB	3,000	19,302
Hakon Invest AB	1,025	18,827
*Haldex AB	3,360	40,218
Hexpol AB	1,654	33,151
*HIQ International AB	1,000	5,211
Hoganas AB Series B	1,300	45,773
Holmen AB	471	14,952
*Industrial & Financial Systems AB Series B	1,012	14,395
Indutrade AB	370	11,082
Intrum Justitia AB	5,500	75,852
JM AB	5,312	115,312
#KappAhl AB	2,000	17,963
Lagercrantz Group AB Series B	2,500	15,818
*Loomis AB	3,243	40,646
*Lundin Petroleum AB	2,112	20,003
*Medivir AB	893	16,568
Mekonomen AB	1,400	44,166
#*Micronic Mydata AB	2,400	4,383
#Munters AB	2,250	25,867
NCC AB Series B	6,075	129,624
#*Net Insight AB	11,409	6,772
#New Wave Group AB Series B	2,000	12,860
NIBE Industrier AB	3,549	43,713
*Nobia AB	8,067	62,896

1116

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Nolato AB Series B	1,100	$14,058
*Nordnet AB	2,986	10,397
*Northland Resources SA	200	520
#*ORC Software AB	332	5,576
*Pa Resources AB	9,100	7,286
Peab AB Series B	14,480	115,412
*Proffice AB	2,061	7,985
#Q-Med AB	1,500	12,352
*Rezidor Hotel Group AB	3,516	20,243
Saab AB	2,339	36,596
#*SAS AB	7,999	30,379
Skistar AB	1,500	29,873
Sweco AB	1,500	12,807
#*Swedish Orphan Biovitrum AB	4,292	25,788
Trelleborg AB Series B	14,007	132,010

TOTAL SWEDEN		2,136,819

SWITZERLAND — (4.5%)
Acino Holding AG	184	16,332
*Affichage Holding SA	64	8,901
*AFG Arbonia-Forster Holding AG	457	10,924
Allreal Holding AG	372	51,295
Aryzta AG	6,721	297,840
*Ascom Holding AG	1,474	19,557
#Bachem Holdings AG	343	19,534
Bank Coop AG	531	36,438
Bank Sarasin & Cie AG Series B	2,000	73,188
Banque Cantonale de Geneve SA	85	18,649
Banque Cantonale Vaudoise AG	88	42,774
Banque Privee Edmond de Rothschild SA	1	24,077
Barry Callebaut AG	52	41,919
*Basilea Pharmaceutica AG	201	14,100
Belimo Holdings AG	34	58,570
Bellevue Group AG	298	9,134
Berner Kantonalbank AG	264	64,117
*Bobst Group AG	800	35,820
Bucher Industries AG	416	63,888
Burckhardt Compression Holding AG	80	19,039
Centralschweizerische Kraftwerke AG	26	8,714
#*Charles Voegele Holding AG	750	39,667
*Cie Financiere Tradition SA	48	5,266
*Clariant AG	15,895	268,818
Coltene Holding AG	250	14,079
Conzzeta AG	27	49,352
Daetwyler Holding AG	296	21,965
*Dufry AG	642	74,704
#EFG International AG	3,568	43,913
EGL AG	24	16,405
Emmi AG	111	18,480
#EMS-Chemie Holding AG	529	82,253
Energiedienst Holding AG	1,000	51,728
Ferrexpo P.L.C.	4,678	24,305
Flughafen Zuerich AG	262	96,594
Forbo Holding AG	82	44,166
#Galenica Holding AG	362	174,950
*GAM Holding AG	2,798	44,205
*George Fisher AG	232	99,416
Gurit Holding AG	25	13,649
Helvetia Holding AG	360	126,803
Kaba Holding AG	90	30,185
#*Kardex AG	430	12,122

1117

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Komax Holding AG	205	$19,051
Kudelski SA	1,700	43,481
Kuoni Reisen Holding AG	200	85,781
*LEM Holding SA	12	5,287
#*Logitech International SA	7,307	138,530
Luzerner Kantonalbank AG	200	63,639
Metall Zug AG	12	37,755
*Meyer Burger Technology AG	1,194	37,965
*Micronas Semiconductor Holding AG	800	7,160
Mobimo Holding AG	192	36,795
Nobel Biocare Holding AG	3,342	55,253
*OC Oerlikon Corp. AG	117	612
*Panalpina Welttransport Holding AG	751	93,810
Partners Group Holding AG	517	94,581
Phoenix Mecano AG	50	32,506
*Precious Woods Holding AG	190	4,669
*PubliGroupe SA	72	7,071
*Rieters Holdings AG	254	73,540
Romande Energie Holding SA	27	42,098
*Schmolz + Bickenbach AG	246	4,561
Schulthess Group AG	434	16,505
Schweiter Technologies AG	80	54,319
Schweizerische National-Versicherungs-Gesellschaft AG	630	20,420
St. Galler Kantonalbank AG	170	80,007
Sulzer AG	1,358	165,346
Swisslog Holding AG	16,104	14,389
Swissquote Group Holding SA	538	25,463
Tecan Group AG	607	42,249
#*Temenos Group AG	3,482	116,712
Valartis Group AG	200	4,853
#Valiant Holding AG	100	15,627
Valora Holding AG	224	59,164
Verwaltungs und Privat-Bank AG	150	16,288
Vontobel Holdings AG	1,700	58,682
#Ypsomed Holdings AG	227	12,574
Zehnder Group AG	12	24,506
#Zuger Kantonalbank AG	8	41,131

TOTAL SWITZERLAND		3,940,215

UNITED KINGDOM — (15.2%)
A.G. Barr P.L.C.	2,260	44,323
Aberdeen Asset Management P.L.C.	38,814	110,551
Aegis Group P.L.C.	33,093	66,702
*Afren P.L.C.	15,625	32,398
*Aga Rangemaster Group P.L.C.	7,312	10,184
Amlin P.L.C.	4,191	27,295
Anglo Pacific Group P.L.C.	9,858	52,182
Anite P.L.C.	6,640	5,421
Arena Leisure P.L.C.	8,000	4,171
ARM Holdings P.L.C.	12,097	70,626
Ashmore Group P.L.C.	17,299	106,174
Ashtead Group P.L.C.	13,374	26,923
Atkins WS P.L.C.	4,902	59,188
Aveva Group P.L.C.	3,072	73,310
*Avis Europe P.L.C.	4,560	16,490
*Axis-Shield P.L.C.	3,456	14,361
Babcock International Group P.L.C.	19,735	183,405
Balfour Beatty P.L.C.	21,481	95,246
*Barratt Developments P.L.C.	21,215	26,517
BBA Aviation P.L.C.	33,952	109,465
Beazley P.L.C.	44,533	86,091

1118

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Bellway P.L.C.	5,288	$45,230
*Berkeley Group Holdings P.L.C. (The)	7,115	95,959
Biocompatibles International P.L.C.	927	5,407
Bloomsbury Publishing P.L.C.	3,174	6,468
Bodycote P.L.C.	14,936	63,290
*Bovis Homes Group P.L.C.	9,037	50,373
Brammer P.L.C.	1,933	6,029
Brewin Dolphin Holdings P.L.C.	18,429	40,918
Brit Insurance Holdings NV	4,966	83,118
British Polythene Industries P.L.C.	2,000	7,819
Britvic P.L.C.	9,158	70,786
BSS Group P.L.C.	5,876	41,689
*BTG P.L.C.	14,266	55,267
*Cable & Wireless Communications P.L.C.	28,748	24,643
Carillion P.L.C.	33,513	185,108
Carpetright P.L.C.	4,000	45,353
Castings P.L.C.	4,744	19,450
Catlin Group, Ltd. P.L.C.	20,635	115,220
Charter International P.L.C.	8,148	96,472
Chemring Group P.L.C.	2,294	110,199
Chesnara P.L.C.	3,500	12,154
*Chrysalis Group P.L.C.	2,000	3,535
Close Brothers Group P.L.C.	9,621	118,926
Collins Stewart P.L.C.	4,982	6,392
Communisis P.L.C.	4,553	2,145
Computacenter P.L.C.	6,654	38,995
Consort Medical P.L.C.	1,360	10,902
*Cookson Group P.L.C.	5,120	42,269
Corin Group P.L.C.	2,986	2,346
Cranswick P.L.C.	1,977	28,361
Croda International P.L.C.	5,591	128,819
*CSR P.L.C.	8,397	42,863
Daily Mail & General Trust P.L.C. Series A	14,916	128,540
Dairy Crest Group P.L.C.	10,341	61,502
*Danka Business Systems P.L.C.	7,000	—
Davis Service Group P.L.C.	12,354	82,272
De La Rue P.L.C.	4,515	46,142
*Debenhams P.L.C.	35,095	42,954
Development Securities P.L.C.	2,712	10,214
Devro P.L.C.	8,000	28,895
Dialight P.L.C.	2,792	19,108
Dignity P.L.C.	4,072	42,865
Diploma P.L.C.	7,500	31,185
*Dixons Retail P.L.C.	98,299	42,174
Domino Printing Sciences P.L.C.	6,574	55,540
*Drax Group P.L.C.	14,675	89,432
DS Smith P.L.C.	31,526	85,044
*E2V Technologies P.L.C.	6,171	9,683
*eaga P.L.C.	1,872	1,860
*easyJet P.L.C.	8,766	64,058
Electrocomponents P.L.C.	25,911	101,369
Elementis P.L.C.	23,267	42,662
*EnQuest P.L.C.	2,771	5,729
*Enterprise Inns P.L.C.	18,342	33,543
Euromoney Institutional Investor P.L.C.	4,036	41,869
Evolution Group P.L.C.	7,200	10,189
F&C Asset Management P.L.C.	30,246	32,498
Fenner P.L.C.	7,389	30,927
Fidessa Group P.L.C.	2,121	54,421
Filtrona P.L.C.	7,745	30,926
*Findel P.L.C.	11,706	3,142

1119

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Firstgroup P.L.C.	19,233	$125,770
Forth Ports P.L.C.	2,313	48,878
French Connection Group P.L.C.	2,765	2,371
*Full Circle Future, Ltd.	3,000	—
Fuller Smith & Turner P.L.C.	3,070	29,160
Future P.L.C.	13,448	4,534
Galliford Try P.L.C.	2,925	14,294
Game Group P.L.C.	17,436	19,704
Games Workshop Group P.L.C.	510	3,463
*Gem Diamonds, Ltd. P.L.C.	5,200	16,534
Genus P.L.C.	3,377	45,710
GKN P.L.C.	67,098	190,644
Go-Ahead Group P.L.C.	2,000	43,698
Greene King P.L.C.	16,409	109,973
Greggs P.L.C.	6,400	46,948
Halfords Group P.L.C.	9,050	61,419
Halma P.L.C.	18,397	96,314
Hargreaves Lansdown P.L.C.	6,832	51,312
Hays P.L.C.	70,323	124,539
Headlam Group P.L.C.	3,793	19,492
Helical Bar P.L.C.	4,115	21,432
*Helphire P.L.C.	12,077	4,198
Henderson Group P.L.C.	38,295	80,599
Henry Boot P.L.C.	3,595	5,229
Heritage Oil P.L.C.	10,769	59,416
Hikma Pharmaceuticals P.L.C.	6,026	75,977
Hill & Smith Holdings P.L.C.	7,437	36,156
Hiscox, Ltd. P.L.C.	24,784	140,675
HMV Group P.L.C.	23,197	16,778
Hochschild Mining P.L.C.	6,698	51,962
Holidaybreak P.L.C.	2,376	11,231
*Home Retail Group P.L.C.	35,393	124,114
Homeserve P.L.C.	15,750	114,388
*Howden Joinery Group P.L.C.	31,043	38,645
Hunting P.L.C.	6,453	66,610
Huntsworth P.L.C.	6,947	8,936
Hyder Consulting P.L.C.	2,034	12,525
IG Group Holdings P.L.C.	23,010	194,672
*Imagination Technologies Group P.L.C.	3,006	20,913
IMI P.L.C.	14,847	187,750
*Inchcape P.L.C.	11,680	65,271
Informa P.L.C.	27,716	193,790
*Innovation Group P.L.C.	50,130	10,857
Intermediate Capital Group P.L.C.	5,754	29,749
International Personal Finance P.L.C.	14,134	70,460
Interserve P.L.C.	9,249	29,753
*IP Group P.L.C.	25,378	11,811
ITE Group P.L.C.	10,838	32,083
James Fisher & Sons P.L.C.	3,436	28,220
Jardine Lloyd Thompson Group P.L.C.	10,958	103,878
JD Wetherspoon P.L.C.	7,000	46,014
*JJB Sports P.L.C.	21,600	3,356
JKX Oil & Gas P.L.C.	6,993	31,473
John Menzies P.L.C.	3,000	23,216
John Wood Group P.L.C.	13,169	91,890
*Johnston Press P.L.C.	34,674	7,082
Kcom Group P.L.C.	15,853	12,473
Keller Group P.L.C.	3,959	40,084
Kesa Electricals P.L.C.	31,742	80,704
Kier Group P.L.C.	3,314	70,324
*Kofax P.L.C.	4,824	22,072

1120

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Ladbrokes P.L.C.	55,207	$116,509
Laird P.L.C.	16,173	38,620
Lancashire Holdings, Ltd. P.L.C.	1,667	15,156
Lavendon Group P.L.C.	4,142	4,648
Liontrust Asset Management P.L.C.	2,728	3,821
Logica P.L.C.	103,973	215,602
*London Stock Exchange Group P.L.C.	1,090	12,812
*Lookers P.L.C.	10,547	10,301
Low & Bonar P.L.C.	7,500	5,757
Macfarlane Group P.L.C.	6,000	2,160
*Management Consulting Group P.L.C.	24,299	9,706
Marshalls P.L.C.	5,652	9,766
Marston’s P.L.C.	19,136	30,856
McBride P.L.C.	6,500	18,620
*Mecom Group P.L.C.	2,232	8,829
Meggitt P.L.C.	51,855	274,133
Melrose P.L.C.	17,819	80,396
Melrose Resources P.L.C.	5,289	27,732
Michael Page International P.L.C.	21,322	160,931
Micro Focus International P.L.C.	8,740	53,472
Millennium & Copthorne Hotels P.L.C.	11,039	96,399
*Misys P.L.C.	31,196	140,459
*Mitchells & Butlers P.L.C.	7,387	38,126
Mitie Group P.L.C.	12,853	41,841
Mondi P.L.C.	21,959	182,841
Morgan Crucible Co. P.L.C.	10,153	37,218
Morgan Sindall P.L.C.	1,492	16,111
Mothercare P.L.C.	3,573	30,097
Mouchel Group P.L.C.	5,135	6,982
N Brown Group P.L.C.	9,038	43,527
*National Express Group P.L.C.	24,333	97,228
Nestor Healthcare Group P.L.C.	4,757	7,475
Northern Foods P.L.C.	23,834	18,067
*Northgate P.L.C.	4,249	16,681
Northumbrian Water Group P.L.C.	11,962	67,857
*Novae Group P.L.C.	524	3,074
*Oxford Biomedica P.L.C.	29,875	4,649
Oxford Instruments P.L.C.	4,604	39,976
*PartyGaming P.L.C.	2,099	8,466
PayPoint P.L.C.	1,573	8,037
*Pendragon P.L.C.	43,739	15,102
Pennon Group P.L.C.	14,797	147,671
*Persimmon P.L.C.	19,774	108,018
Petropavlovsk P.L.C.	5,010	77,650
Photo-Me International P.L.C.	11,000	12,428
Pinewood Shepperton P.L.C.	3,450	9,019
Premier Farnell P.L.C.	10,889	47,435
*Premier Foods P.L.C.	45,477	12,844
*Premier Oil P.L.C.	4,000	107,743
Provident Financial P.L.C.	7,567	92,948
Psion P.L.C.	6,000	8,890
*Puma Brandenburg, Ltd. (B61F3J5)	11,089	725
*Puma Brandenburg, Ltd. (B62NCQ8)	11,089	1,389
*Punch Taverns P.L.C.	23,302	26,759
PV Crystalox Solar P.L.C.	11,300	9,604
PZ Cussons P.L.C.	14,129	91,254
Qinetiq P.L.C.	31,363	53,966
Rathbone Brothers P.L.C.	3,114	44,415
*Redrow P.L.C.	11,802	20,883
Regus P.L.C.	52,449	72,635
Renishaw P.L.C.	2,904	53,854

1121

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Rentokil Initial P.L.C.	112,929	$179,202
Restaurant Group P.L.C.	8,444	38,189
Rightmove P.L.C.	2,008	25,600
RM P.L.C.	5,970	16,243
Robert Wiseman Dairies P.L.C.	1,877	9,857
ROK P.L.C.	11,035	3,540
Rotork P.L.C.	4,906	131,553
RPC Group P.L.C.	4,083	20,073
RPS Group P.L.C.	9,770	32,120
*Salamander Energy P.L.C.	2,219	7,768
Savills P.L.C.	5,508	29,032
*SDL P.L.C.	3,813	36,720
Senior P.L.C.	14,400	30,557
Severfield-Rowen P.L.C.	1,808	6,980
Shanks Group P.L.C.	24,540	43,710
Shore Capital Group, Ltd. P.L.C.	8,989	4,102
*SIG P.L.C.	15,426	28,031
Smiths News P.L.C.	10,824	20,047
*Soco International P.L.C.	14,452	72,629
Spectris P.L.C.	5,378	97,211
Speedy Hire P.L.C.	1,564	619
Spirax-Sarco Engineering P.L.C.	6,100	176,672
Spirent Communications P.L.C.	42,716	98,327
SSL International P.L.C.	13,041	242,179
St. Ives Group P.L.C.	3,000	3,992
St. James’s Place P.L.C.	11,136	49,384
St. Modwen Properties P.L.C.	17,250	44,720
Stagecoach Group P.L.C.	33,497	112,198
Sthree P.L.C.	3,168	14,821
*Synergy Health P.L.C.	272	3,429
T Clarke P.L.C.	3,989	7,543
*TalkTalk Telecom Group P.L.C.	3,486	7,367
Tate & Lyle P.L.C.	7,569	60,950
*Taylor Wimpey P.L.C.	52,989	18,913
Ted Baker P.L.C.	1,617	15,956
*Telecity Group P.L.C.	457	3,648
Thomas Cook Group P.L.C.	9,005	26,102
*Topps Tiles P.L.C.	5,775	5,896
*Travis Perkins P.L.C.	10,982	145,565
*Trinity Mirror P.L.C.	7,569	12,897
*TT electronics P.L.C.	6,965	17,765
Tullett Prebon P.L.C.	10,034	63,816
*UK Coal P.L.C.	11,316	6,703
Ultra Electronics Holdings P.L.C.	4,005	119,358
United Business Media P.L.C.	16,744	176,463
UTV Media P.L.C.	2,430	5,409
*Vectura Group P.L.C.	20,878	20,215
Victrex P.L.C.	3,288	68,050
Vitec Group P.L.C. (The)	2,000	18,281
Weir Group P.L.C. (The)	9,477	236,534
Wellstream Holdings P.L.C.	997	11,816
WH Smith P.LC.	9,800	76,022
William Hill P.L.C.	44,281	113,918
Wilmington Group P.L.C.	6,879	19,324
Wincanton P.L.C.	5,790	22,057
*Wolfson Microelectronics P.L.C.	7,866	32,100
WSP Group P.L.C.	4,191	26,516
Xaar P.L.C.	5,056	19,492
Xchanging P.L.C.	4,936	10,270
*Yell Group P.L.C.	66,488	15,066

1122

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Yule Catto & Co. P.L.C.	6,673	$27,567

TOTAL UNITED KINGDOM		13,399,048

TOTAL COMMON STOCKS		77,596,553

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*EVN AG Rights 11/12/10	1,894	108

BELGIUM — (0.0%)
*Agfa-Gevaert NV STRIP VVPR	3,842	—
*Deceuninck NV STRIP VVPR	5,200	22
*Elia System Operator SA NV STRIP VVPR	250	70
*Tessenderlo Chemie NV STRIP VVPR	72	40
*Umicore SA Rights	125	2

TOTAL BELGIUM		134

FRANCE — (0.0%)
#*Societe Industrielle D’Aviations Latecoere SA Warrants 07/30/15	233	396

ITALY — (0.0%)
*KME Group SpA Warrants 12/30/11	1,598	49

UNITED KINGDOM — (0.0%)
*Management Consulting Group P.L.C. Warrants 12/31/11	1,125	54
*Xaar P.L.C. Rights 11/05/10	702	900

TOTAL UNITED KINGDOM		954

TOTAL RIGHTS/WARRANTS		1,641

	Shares/ Face Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (12.0%)
§@DFA Short Term Investment Fund	9,599,976	9,599,976
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $959,997)## to be repurchased at $941,191	$941	941,174

TOTAL SECURITIES LENDING COLLATERAL		10,541,150

TOTAL INVESTMENTS — (100.0%) (Cost $87,267,316)		$88,139,344

1123

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value†
COMMON STOCKS — (90.0%)
Consumer Discretionary — (16.4%)
#*AutoNation, Inc.	564,051	$13,097,264
#*Carnival Corp.	2,792,987	120,573,249
CBS Corp.	6,824	116,008
CBS Corp. Class B	3,870,469	65,527,040
*Clear Channel Outdoor Holdings, Inc.	172,956	2,054,717
#*Comcast Corp. Class A	11,535,742	237,405,570
Comcast Corp. Special Class A	3,843,964	74,303,824
#*Discovery Communications, Inc. Class A	620,976	27,701,739
*Discovery Communications, Inc. Class C	579,219	22,508,450
*DR Horton, Inc.	1,099,974	11,483,729
Foot Locker, Inc.	605,369	9,643,528
#*Fortune Brands, Inc.	719,091	38,866,869
#*GameStop Corp. Class A	392,505	7,716,648
#*J.C. Penney Co., Inc.	936,242	29,192,026
#*Lennar Corp. Class A	740,452	10,743,959
Lennar Corp. Class B Voting	3,891	46,381
#*Liberty Media Corp. Interactive Class A	3,585,265	52,918,511
*Liberty Media-Starz Corp. Series A	295,430	19,356,574
Macy’s, Inc.	1,552,471	36,700,414
#*MGM Resorts International	1,987,088	21,718,872
#*Mohawk Industries, Inc.	392,417	22,501,191
#*News Corp. Class A	8,601,307	124,374,899
#News Corp. Class B	3,247,295	52,216,504
*Penn National Gaming, Inc.	99,490	3,309,037
#*Pulte Group, Inc.	1,235,184	9,696,194
#*Royal Caribbean Cruises, Ltd.	980,080	38,752,363
#*Sears Holdings Corp.	595,638	42,874,023
Service Corp. International	82,222	680,798
*Signet Jewelers, Ltd. ADR	72,520	2,551,254
*Stanley Black & Decker, Inc.	109,013	6,755,536
*Time Warner Cable, Inc.	2,004,056	115,974,721
*Time Warner, Inc.	6,251,359	203,231,681
#*Toll Brothers, Inc.	904,000	16,217,760
#Walt Disney Co. (The)	3,195,385	115,385,352
#*Washington Post Co.	35,803	14,398,176
Wendy’s/Arby’s Group, Inc.	924,537	4,252,870
#*Wyndham Worldwide Corp.	826,272	23,755,320

Total Consumer Discretionary		1,598,603,051

Consumer Staples — (7.0%)
*Archer-Daniels-Midland Co.	2,712,432	90,378,234
#Bunge, Ltd.	338,628	20,341,384
#*Constellation Brands, Inc. Class A	896,502	17,687,984
#Corn Products International, Inc.	428,526	18,233,781
#*CVS Caremark Corp.	6,345,280	191,119,834
#Del Monte Foods Co.	861,445	12,353,121
*J.M. Smucker Co.	554,366	35,634,646
#Kraft Foods, Inc.	5,204,766	167,957,799
*Molson Coors Brewing Co.	798,416	37,709,188
*Ralcorp Holdings, Inc.	207,577	12,882,229
#Safeway, Inc.	1,133,801	25,964,043
#*Smithfield Foods, Inc.	705,699	11,820,458
#*SUPERVALU, Inc.	1,327,679	14,325,656
*Tyson Foods, Inc. Class A	1,926,959	29,964,212

Total Consumer Staples		686,372,569

Energy — (14.0%)
#*Anadarko Petroleum Corp.	2,760,568	169,968,172

1124

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Baker Hughes, Inc.	48,344	$2,239,778
#Chesapeake Energy Corp.	3,103,882	67,354,239
#*Chevron Corp.	999,295	82,551,760
#Cimarex Energy Co.	331,583	25,448,995
#*ConocoPhillips	5,935,876	352,591,034
#*Denbury Resources, Inc.	650,301	11,068,123
#*Helmerich & Payne, Inc.	513,387	21,962,696
Hess Corp.	1,348,669	85,006,607
*Marathon Oil Corp.	3,475,819	123,634,882
*Murphy Oil Corp.	325,077	21,182,017
*Nabors Industries, Ltd.	1,248,076	26,084,788
National-Oilwell, Inc.	1,945,893	104,611,208
*Noble Energy, Inc.	520,528	42,412,621
#Patterson-UTI Energy, Inc.	732,485	14,217,534
#Pioneer Natural Resources Co.	652,290	45,529,842
*Plains Exploration & Production Co.	609,480	16,986,208
*Pride International, Inc.	773,802	23,461,677
*QEP Resources, Inc.	207,166	6,842,693
#*Rowan Cos., Inc.	519,916	17,105,236
*Sunoco, Inc.	562,265	21,068,070
#*Tesoro Petroleum Corp.	321,700	4,169,232
#Tidewater, Inc.	273,715	12,626,473
*Valero Energy Corp.	2,637,648	47,345,782
*Whiting Petroleum Corp.	212,514	21,344,906

Total Energy		1,366,814,573

Financials — (19.2%)
*Allegheny Corp.	20,412	6,133,398
Allied World Assurance Co. Holdings, Ltd.	183,389	10,491,685
*Allstate Corp. (The)	22,924	698,953
*Alterra Capital Holdings, Ltd.	1,381	27,896
American Financial Group, Inc.	689,393	21,081,638
American National Insurance Co.	92,588	7,262,603
#*Arch Capital Group, Ltd.	58,839	5,083,101
Aspen Insurance Holdings, Ltd.	210,068	5,959,629
#Associated Banc-Corp.	303,356	3,843,521
*Assurant, Inc.	491,891	19,449,370
Axis Capital Holdings, Ltd.	597,336	20,315,397
*Bank of America Corp.	19,776,300	226,240,872
#*Capital One Financial Corp.	2,303,387	85,847,234
#Cincinnati Financial Corp.	15,741	463,415
*Citigroup, Inc.	66,697,025	278,126,594
CME Group, Inc.	293,931	85,137,114
#*CNA Financial Corp.	1,676,585	46,474,936
*E*Trade Financial Corp.	41,389	591,863
Endurance Specialty Holdings, Ltd.	12,831	531,203
#Everest Re Group, Ltd.	211,514	17,826,400
First American Financial Corp.	101,731	1,428,303
*Genworth Financial, Inc.	2,218,170	25,154,048
#Hanover Insurance Group, Inc.	304,654	13,785,594
#*Hartford Financial Services Group, Inc.	1,998,882	47,933,190
HCC Insurance Holdings, Inc.	226,015	5,984,877
*KeyCorp.	3,627,171	29,706,530
#*Legg Mason, Inc.	753,274	23,374,092
#*Lincoln National Corp.	1,555,660	38,082,557
*Loews Corp.	2,592,160	102,338,477
*Marshall & Ilsley Corp.	2,398,318	14,174,059
*MBIA, Inc.	81,988	919,085
#*MetLife, Inc.	4,397,300	177,343,109
*Morgan Stanley	2,707,152	67,326,870
*NASDAQ OMX Group, Inc. (The)	833,930	17,529,209

1125

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
NYSE Euronext, Inc.	784,660	$24,041,982
#*Old Republic International Corp.	1,432,884	18,914,069
PartnerRe, Ltd.	104,759	8,309,484
*Popular, Inc.	1,613,202	4,404,041
#*Prudential Financial, Inc.	2,043,858	107,466,054
Regions Financial Corp.	5,445,963	34,309,567
Reinsurance Group of America, Inc.	509,512	25,511,266
#*SunTrust Banks, Inc.	2,311,090	57,823,472
Transatlantic Holdings, Inc.	313,333	16,481,316
#Travelers Cos., Inc. (The)	1,196,594	66,051,989
*Unum Group	1,898,589	42,566,365
Validus Holdings, Ltd.	351,792	9,976,821
Wesco Financial Corp.	19,766	7,182,964
White Mountains Insurance Group, Ltd.	33,029	10,542,857
#Xl Group P.L.C.	986,437	20,863,143
#*Zions Bancorporation	816,554	16,870,006

Total Financials		1,877,982,218

Health Care — (8.0%)
*Aetna, Inc.	1,935,699	57,799,972
#*Alere, Inc.	239,800	7,086,090
#*Boston Scientific Corp.	4,237,207	27,033,381
*CareFusion Corp.	709,837	17,135,465
*Community Health Systems, Inc.	396,974	11,940,978
#Cooper Cos., Inc.	9,942	490,538
*Coventry Health Care, Inc.	581,413	13,616,692
*Health Net, Inc.	73,886	1,986,795
#*Hologic, Inc.	1,094,487	17,533,682
*Humana, Inc.	749,133	43,666,963
*King Pharmaceuticals, Inc.	1,215,010	17,180,241
Omnicare, Inc.	582,523	14,050,455
*PerkinElmer, Inc.	426,057	9,991,037
*Pfizer, Inc.	10,541,551	183,422,987
#Teleflex, Inc.	94,374	5,261,350
*Thermo Fisher Scientific, Inc.	1,915,352	98,487,400
#UnitedHealth Group, Inc.	2,647,609	95,446,304
#*Watson Pharmaceuticals, Inc.	400,301	18,674,042
*WellPoint, Inc.	2,580,122	140,203,829

Total Health Care		781,008,201

Industrials — (12.7%)
#*AGCO Corp.	279,980	11,890,751
#*Armstrong World Industries, Inc.	24,351	1,016,654
Covanta Holding Corp.	161,049	2,541,353
*CSX Corp.	2,287,204	140,548,686
General Electric Co.	19,264,818	308,622,384
#*Hertz Global Holdings, Inc.	1,429,883	16,186,276
#Ingersoll-Rand P.L.C.	635,764	24,991,883
*Kansas City Southern	283,950	12,442,689
KBR, Inc.	66,039	1,677,391
#*L-3 Communications Holdings, Inc.	184,910	13,348,653
#*Masco Corp.	937,149	9,990,008
#*Norfolk Southern Corp.	2,186,220	134,430,668
#*Northrop Grumman Corp.	1,926,678	121,785,316
#*Owens Corning, Inc.	556,762	15,054,844
#Pentair, Inc.	341,927	11,191,271
#*Quanta Services, Inc.	121,117	2,381,160
#*R. R. Donnelley & Sons Co.	705,088	13,008,874
Republic Services, Inc.	722,259	21,530,541
#*Ryder System, Inc.	319,005	13,956,469
*Southwest Airlines Co.	4,316,432	59,394,104

1126

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Terex Corp.	410,447	$9,214,535
*Tyco International, Ltd.	777,400	29,758,872
*Union Pacific Corp.	2,835,808	248,643,645
*URS Corp.	363,426	14,148,174

Total Industrials		1,237,755,201

Information Technology — (2.9%)
Activision Blizzard, Inc.	2,584,783	29,647,461
#*AOL, Inc.	572,108	15,263,841
*Arrow Electronics, Inc.	559,322	16,561,524
*Avnet, Inc.	861,287	25,649,127
AVX Corp.	275,699	3,953,524
*Brocade Communications Systems, Inc.	138,418	874,802
*Computer Sciences Corp.	946,932	46,447,015
*CoreLogic, Inc.	450,708	7,918,940
Fidelity National Information Services, Inc.	1,143,183	30,980,259
*IAC/InterActiveCorp	815,025	22,739,198
*Ingram Micro, Inc.	969,555	17,122,341
#*MEMC Electronic Materials, Inc.	411,031	5,269,417
#*Micron Technology, Inc.	2,429,855	20,094,901
*Tech Data Corp.	28,682	1,233,039
*Tellabs, Inc.	1,931,218	13,170,907
#Xerox Corp.	2,615,181	30,597,618

Total Information Technology		287,523,914

Materials — (3.1%)
#*Alcoa, Inc.	5,082,514	66,733,409
Ashland, Inc.	367,498	18,973,922
*CF Industries Holdings, Inc.	10,001	1,225,423
Cytec Industries, Inc.	32,945	1,631,436
#Domtar Corp.	190,494	15,117,604
Huntsman Corp.	281,950	3,905,008
*International Paper Co.	2,298,491	58,105,852
#*MeadWestavco Corp.	1,023,001	26,321,816
Reliance Steel & Aluminum Co.	349,087	14,609,291
Steel Dynamics, Inc.	638,785	9,275,158
#*United States Steel Corp.	567,570	24,286,320
#*Vulcan Materials Co.	532,452	19,439,823
#*Weyerhaeuser Co.	2,701,312	43,815,281

Total Materials		303,440,343

Telecommunication Services — (5.6%)
*AT&T, Inc.	11,515,790	328,200,015
#*CenturyLink, Inc.	1,178,012	48,746,137
#*MetroPCS Communications, Inc.	1,255,595	13,070,744
#*Sprint Nextel Corp.	13,734,331	56,585,444
#Telephone & Data Systems, Inc.	309,373	10,775,462
Telephone & Data Systems, Inc. Special Shares	251,163	7,492,192
*United States Cellular Corp.	265,925	12,354,876
*Verizon Communications, Inc.	2,096,010	68,057,445

Total Telecommunication Services		545,282,315

Utilities — (1.1%)
*AES Corp.	763,278	9,113,539
#*Calpine Corp.	1,728,760	21,609,500
*NRG Energy, Inc.	836,528	16,655,272
*Public Service Enterprise Group, Inc.	1,668,763	53,984,483

1127

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
Questar Corp.	239,776	$4,068,999

Total Utilities		105,431,793

TOTAL COMMON STOCKS		8,790,214,178

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	32,141	$32,140,674

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.7%)
§@DFA Short Term Investment Fund	936,367,625	936,367,625
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.23%, 11/01/10 (Collateralized by $4,388,158 FNMA 3.500%, 10/01/20, valued at $4,590,901) to be repurchased at $4,457,270	$4,457	4,457,185

TOTAL SECURITIES LENDING COLLATERAL		940,824,810

TOTAL INVESTMENTS — (100.0%) (Cost $7,923,085,138)		$9,763,179,662

1128

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (85.2%)
AUSTRALIA — (5.0%)
Alumina, Ltd.	2,104,308	$4,204,833
Alumina, Ltd. Sponsored ADR	172,484	1,378,147
Amcor, Ltd.	2,298,994	15,149,336
Amcor, Ltd. Sponsored ADR	77,103	2,027,809
*Asciano Group, Ltd.	1,652,988	2,539,432
Australia & New Zealand Banking Group, Ltd.	2,206,006	53,819,204
Bank of Queensland, Ltd.	187,920	1,916,453
#Bendigo Bank, Ltd.	525,607	4,667,550
BlueScope Steel, Ltd.	4,756,814	9,347,210
#Boral, Ltd.	1,495,332	6,438,702
Caltex Australia, Ltd.	265,507	3,024,586
#Crown, Ltd.	1,072,628	8,784,205
CSR, Ltd.	2,677,178	4,784,878
Downer EDI, Ltd.	132,490	657,947
#Fairfax Media, Ltd.	3,339,114	4,743,862
Goodman Fielder, Ltd.	2,376,765	3,455,521
#Harvey Norman Holdings, Ltd.	722,542	2,357,827
Incitec Pivot, Ltd.	4,149,937	15,195,729
Insurance Australia Group, Ltd.	2,620,594	9,801,061
Lend Lease Group NL	755,364	5,332,740
Macquarie Group, Ltd.	487,089	17,318,515
#National Australia Bank, Ltd.	2,107,947	52,758,343
*New Hope Corp., Ltd.	2,483	11,902
OneSteel, Ltd.	1,841,739	4,888,354
Origin Energy, Ltd.	1,366,223	21,388,600
OZ Minerals, Ltd.	4,190,871	6,463,571
Primary Health Care, Ltd.	28,910	88,465
*Qantas Airways, Ltd.	2,850,317	7,957,865
Santos, Ltd.	1,043,042	12,897,042
Sims Metal Management, Ltd.	101,787	1,634,793
#Sims Metal Management, Ltd. Sponsored ADR	124,013	1,978,007
Sonic Healthcare, Ltd.	331,308	3,534,739
Suncorp-Metway, Ltd.	2,664,601	24,054,786
TABCORP Holdings, Ltd. (6873262)	1,277,891	9,244,988
*TABCORP Holdings, Ltd. (B59GPT7)	141,988	1,026,439
Tatts Group, Ltd.	1,988,655	4,870,316
Toll Holdings, Ltd.	43,403	264,031
#Washington H. Soul Pattinson & Co., Ltd.	113,801	1,458,969
Wesfarmers, Ltd.	2,331,991	75,875,057

TOTAL AUSTRALIA		407,341,814

AUSTRIA — (0.4%)
Erste Group Bank AG	350,007	15,813,916
OMV AG	292,950	10,956,810
Voestalpine AG	80,262	3,187,168

TOTAL AUSTRIA		29,957,894

BELGIUM — (0.6%)
Delhaize Group SA	201,237	14,065,831
Delhaize Group SA Sponsored ADR	52,900	3,727,334
#*Dexia SA	155,441	692,660
*KBC Groep NV	246,913	10,751,715
#Solvay SA	62,335	6,605,666
#UCB SA	278,888	10,818,631

TOTAL BELGIUM		46,661,837

CANADA — (9.6%)
Astral Media, Inc. Class A	40,138	1,609,613

1129

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
CANADA — (Continued)
#BCE, Inc.	692,027	$23,212,319
#Canadian Pacific Railway, Ltd.	390,609	25,461,012
#Canadian Tire Corp. Class A	214,347	12,523,716
Canadian Utilities, Ltd. Class A	82,858	3,980,011
*CGI Group, Inc.	400,789	6,165,682
Empire Co., Ltd. Class A	65,500	3,748,637
#Encana Corp.	2,051,015	57,936,800
Ensign Energy Services, Inc.	128,319	1,592,821
Fairfax Financial Holdings, Ltd.	54,722	22,384,029
#*Genworth MI Canada, Inc.	58,728	1,569,113
George Weston, Ltd.	141,700	11,385,739
Goldcorp, Inc.	353,927	15,803,349
#Husky Energy, Inc.	783,918	19,461,520
Industrial Alliance Insurance & Financial Services, Inc.	168,485	5,286,322
Inmet Mining Corp.	121,900	7,288,422
Intact Financial Corp.	128,700	5,828,663
#Loblaw Cos., Ltd.	224,875	9,608,837
*Lundin Mining Corp.	484,110	3,066,331
#Magna International, Inc.	291,968	26,405,656
#Manitoba Telecom Services, Inc.	40,500	1,156,746
#Manulife Financial Corp.	2,171,383	27,485,591
#Metro, Inc. Class A	137,300	6,300,265
#National Bank of Canada	135,767	8,936,208
*New Gold, Inc.	785,571	5,815,336
Nexen, Inc.	1,212,377	25,795,255
#*PetroBakken Energy, Ltd.	120,960	2,670,869
*Petrobank Energy & Resources, Ltd.	96,762	3,850,936
#*Quadra FNX Mining, Ltd.	397,631	5,614,164
Sears Canada, Inc.	34,515	659,910
#*Sino-Forest Corp.	521,532	10,308,937
#Sun Life Financial, Inc.	1,367,335	38,691,331
#Suncor Energy, Inc.	2,191,586	70,223,581
#Talisman Energy, Inc.	2,353,184	42,661,410
*Teck Resources, Ltd. Class A	3,615	161,982
Teck Resources, Ltd. Class B	1,418,230	63,409,440
#Telus Corp. Non-Voting	354,032	14,974,939
#Thomson Reuters Corp.	1,832,184	69,971,141
#TransAlta Corp.	602,148	12,191,741
#TransCanada Corp.	1,941,948	71,725,837
#*Viterra, Inc.	736,986	7,059,862
Yamana Gold, Inc.	1,777,340	19,552,657

TOTAL CANADA		773,536,730

DENMARK — (1.3%)
#A.P. Moller - Maersk A.S.	3,634	31,533,726
Carlsberg A.S. Series B	282,497	30,885,520
Danisco A.S.	107,780	9,296,644
*Danske Bank A.S.	1,125,595	29,900,026
*Jyske Bank A.S.	111,779	5,010,044
*Rockwool International A.S.	136	15,332
#*Sydbank A.S.	60,841	1,601,713

TOTAL DENMARK		108,243,005

FINLAND — (0.8%)
Kesko Oyj	152,447	7,565,076
#Neste Oil Oyj	302,274	5,014,314
#Outokumpu Oyj	228,983	4,113,331
Sampo Oyj	378,030	10,585,840
Stora Enso Oyj Series R	1,304,065	12,957,370
Stora Enso Oyj Sponsored ADR	91,500	905,850
UPM-Kymmene Oyj	1,166,852	19,387,780

1130

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
UPM-Kymmene Oyj Sponsored ADR	69,300	$1,148,994

TOTAL FINLAND		61,678,555

FRANCE — (7.0%)
*Air France-KLM SA	320,673	5,854,860
AXA SA	2,818,397	51,399,167
AXA SA Sponsored ADR	140,900	2,568,607
BNP Paribas SA	607,569	44,441,191
Capgemini SA	259,094	13,226,361
Casino Guichard Perrachon SA	97,010	9,126,824
Cie de Saint-Gobain SA	875,747	41,144,800
#*Cie Generale de Geophysique-Veritas SA Sponsored ADR	141,089	3,285,963
Cie Generale des Establissements Michelin SA Series B	222,791	17,801,528
Ciments Francais SA	26,702	2,462,101
CNP Assurances SA	289,208	5,779,418
Credit Agricole SA	2,072,574	33,991,686
*European Aeronautic Defence & Space Co. SA	182,216	4,793,470
GDF Suez SA	1,019,150	40,722,357
Groupe Eurotunnel SA	545,525	5,427,082
Lafarge SA	467,217	26,718,145
Lagardere SCA	238,722	10,198,606
*Natixis SA	1,614,867	9,920,187
*Peugeot SA	325,797	13,032,226
PPR SA	161,317	26,532,382
*Renault SA	500,084	27,918,101
#*Rexel SA	91,952	1,736,541
Safran SA	13,761	436,573
#*Sanofi-Aventis SA ADR	148,200	5,203,302
SCOR SE	199,135	4,896,385
Societe Generale Paris SA	1,074,333	64,422,284
STMicroelectronics NV	1,542,301	13,524,716
Vivendi SA	2,798,643	79,971,735

TOTAL FRANCE		566,536,598

GERMANY — (7.9%)
Allianz SE	481,474	60,300,624
Allianz SE Sponsored ADR	2,834,240	35,513,027
Bayerische Motoren Werke AG	915,762	65,634,885
Celesio AG	16,596	397,150
#*Commerzbank AG	1,163,573	10,487,110
*Daimler AG	2,088,586	138,020,977
Deutsche Bank AG (5750355)	987,090	56,862,241
#Deutsche Bank AG (D18190898)	420,711	24,350,753
*Deutsche Lufthansa AG	464,311	9,925,822
#*Deutsche Postbank AG	124,712	4,341,018
Deutsche Telekom AG	2,852,483	41,282,568
#Deutsche Telekom AG Sponsored ADR	3,099,741	44,667,268
E.ON AG	721,424	22,621,044
#Fraport AG	41,329	2,621,793
#Generali Deutschland Holding AG	14,907	1,950,018
Hannover Rueckversicherung AG	74,974	3,776,578
Heidelberger Zement AG	201,967	10,637,239
Linde AG	21,240	3,057,365
*Merck KGaA	39,031	3,249,674
Munchener Rueckversicherungs-Gesellschaft AG	412,644	64,496,557
Porsche Automobil Holding SE	190,907	9,771,980
Salzgitter AG	79,216	5,678,315
SCA Hygiene Products SE	3,195	1,601,185
Suedzucker AG	25,238	594,841
ThyssenKrupp AG	368,208	13,534,123

1131

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Volkswagen AG	42,905	$5,624,722

TOTAL GERMANY		640,998,877

GREECE — (0.1%)
*Alpha Bank A.E.	278,473	1,839,587
*EFG Eurobank Ergasias	385,650	2,380,323
Hellenic Petroleum S.A.	334,517	2,679,312
#*National Bank of Greece S.A. ADR	619,230	1,399,460

TOTAL GREECE		8,298,682

HONG KONG — (1.5%)
Cathay Pacific Airways, Ltd.	355,000	956,469
Cheung Kong Holdings, Ltd.	237,000	3,629,182
Dah Sing Financial Holdings, Ltd.	125,200	870,604
Great Eagle Holdings, Ltd.	625,721	1,874,999
Hang Lung Group, Ltd.	490,000	3,261,563
#Henderson Land Development Co., Ltd.	2,033,114	14,490,838
Hong Kong & Shanghai Hotels, Ltd.	1,271,837	2,243,392
Hopewell Holdings, Ltd.	692,669	2,186,580
Hutchison Whampoa, Ltd.	5,621,000	55,586,897
Hysan Development Co., Ltd.	1,035,259	4,009,497
New World Development Co., Ltd.	5,934,666	11,746,653
*Orient Overseas International, Ltd.	155,000	1,363,161
Pacific Basin Shipping, Ltd.	301,000	220,390
#Sino Land Co., Ltd.	810,182	1,690,188
Sun Hung Kai Properties, Ltd.	127,827	2,190,621
Wharf Holdings, Ltd.	342,990	2,258,331
Wheelock & Co., Ltd.	3,482,000	12,273,037

TOTAL HONG KONG		120,852,402

IRELAND — (0.1%)
#Bank of Ireland P.L.C. Sponsored ADR	184,942	569,621
CRH P.L.C. Sponsored ADR	247,420	4,371,911

TOTAL IRELAND		4,941,532

ISRAEL — (0.4%)
*Bank Hapoalim B.M.	2,375,530	10,764,793
*Bank Leumi Le-Israel B.M.	2,840,659	13,071,467
Elbit Systems, Ltd.	10,995	583,833
*Israel Discount Bank, Ltd.	708,867	1,438,198
#*NICE Systems, Ltd. Sponsored ADR	107,741	3,608,246

TOTAL ISRAEL		29,466,537

ITALY — (1.8%)
#*Banca Monte Dei Paschi di Siena SpA	5,698,737	8,021,229
Banco Popolare Scarl	426,228	2,290,723
#Fiat SpA	284,123	4,811,420
Intesa Sanpaolo SpA	10,656,633	37,481,113
Telecom Italia SpA	5,476,933	8,405,842
#Telecom Italia SpA Sponsored ADR	1,874,500	28,604,870
#UniCredit SpA	15,858,749	41,344,820
Unione di Banche Italiane ScpA	1,533,872	16,195,727
Unipol Gruppo Finanziario SpA	1,822,774	1,433,116

TOTAL ITALY		148,588,860

JAPAN — (17.3%)
77 Bank, Ltd. (The)	737,372	3,472,354
#AEON Co., Ltd.	1,886,800	22,221,293
Aisin Seiki Co., Ltd.	346,600	10,860,102
#Ajinomoto Co., Inc.	1,342,000	12,789,311

1132

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Alfresa Holdings Corp.	85,700	$3,603,219
Amada Co., Ltd.	821,000	5,402,262
Aozora Bank, Ltd.	991,000	1,656,564
Asahi Kasei Corp.	692,000	4,070,970
#Asatsu-DK, Inc.	32,500	748,520
*Autobacs Seven Co., Ltd.	5,600	209,784
Awa Bank, Ltd. (The)	65,600	445,959
#Bank of Iwate, Ltd. (The)	19,600	828,350
Bank of Kyoto, Ltd. (The)	739,400	6,602,995
Bank of Yokohama, Ltd. (The)	1,306,000	6,403,413
Bridgestone Corp.	1,240,300	22,202,982
Canon Marketing Japan, Inc.	124,900	1,555,799
#*Casio Computer Co., Ltd.	249,300	1,748,483
Chiba Bank, Ltd. (The)	881,000	5,439,156
Chugoku Bank, Ltd. (The)	403,800	4,683,778
Chuo Mitsui Trust Holdings, Inc.	1,696,689	6,120,893
Citizen Holdings Co., Ltd.	511,000	2,936,873
Coca-Cola West Co., Ltd.	109,007	1,668,045
#Comsys Holdings Corp.	151,700	1,346,442
Cosmo Oil Co., Ltd.	1,212,364	3,264,702
Credit Saison Co., Ltd.	345,100	4,894,795
Dai Nippon Printing Co., Ltd.	1,780,000	22,453,368
Daicel Chemical Industries, Ltd.	515,000	3,577,471
Daido Steel Co., Ltd.	398,000	2,028,078
#Dainippon Sumitomo Pharma Co., Ltd.	374,800	3,384,895
Daishi Bank, Ltd. (The)	573,932	1,773,880
Daiwa House Industry Co., Ltd.	916,000	9,871,163
Daiwa Securities Group, Inc.	3,871,000	15,782,929
#Denso Corp.	416,588	12,955,094
DIC Corp.	13,000	24,162
#*Elpida Memory, Inc.	316,900	3,244,034
Fuji Heavy Industries, Ltd.	1,318,000	9,082,983
Fuji Television Network, Inc.	1,128	1,493,077
FUJIFILM Holdings Corp.	1,327,000	44,270,853
Fujikura, Ltd.	694,000	3,229,372
Fukuoka Financial Group, Inc.	1,800,000	6,981,309
*Fukuyama Transporting Co., Ltd.	71,000	351,495
Glory, Ltd.	119,600	2,641,591
Gunma Bank, Ltd. (The)	921,397	4,621,072
H2O Retailing Corp.	198,000	1,297,031
Hachijuni Bank, Ltd. (The)	993,231	5,096,907
Hakuhodo Dy Holdings, Inc.	39,920	1,993,817
Hankyu Hanshin Holdings, Inc.	475,000	2,277,042
#Higo Bank, Ltd. (The)	376,000	1,754,994
#Hiroshima Bank, Ltd. (The)	300,000	1,225,355
Hitachi Capital Corp.	105,100	1,398,608
Hitachi High-Technologies Corp.	159,200	3,093,843
Hitachi Transport System, Ltd.	111,000	1,718,425
Hitachi, Ltd.	5,329,000	24,085,220
#*Hitachi, Ltd. ADR	144,840	6,533,732
Hokkoku Bank, Ltd. (The)	512,409	2,062,845
Hokuhoku Financial Group, Inc.	2,620,000	4,845,071
#House Foods Corp.	148,300	2,189,997
Hyakugo Bank, Ltd. (The)	475,028	1,999,701
Hyakujishi Bank, Ltd. (The)	329,000	1,182,945
Idemitsu Kosan Co., Ltd.	51,124	4,306,691
Inpex Corp.	2,362	12,300,692
Isetan Mitsukoshi Holdings, Ltd.	882,200	9,734,018
#ITOCHU Corp.	1,449,200	12,701,199
Iyo Bank, Ltd. (The)	548,000	4,079,766
J Front Retailing Co., Ltd.	1,136,000	5,822,107

1133

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Joyo Bank, Ltd. (The)	1,518,000	$6,603,156
JS Group Corp.	561,100	11,027,734
JTEKT Corp.	475,200	4,761,038
Juroku Bank, Ltd.	400,000	1,208,358
JX Holdings, Inc.	5,390,133	31,773,536
Kagoshima Bank, Ltd. (The)	358,143	2,141,736
#Kajima Corp.	1,830,000	4,291,198
Kamigumi Co., Ltd.	519,000	4,053,817
Kandenko Co., Ltd.	129,000	751,779
Kaneka Corp.	653,542	4,042,522
#Kansai Paint Co., Ltd.	64,000	597,014
#Kawasaki Kisen Kaisha, Ltd.	1,166,087	4,527,937
Keiyo Bank, Ltd. (The)	418,000	1,893,448
Kewpie Corp.	131,300	1,670,383
Kinden Corp.	285,000	2,449,850
#Kobe Steel, Ltd.	3,785,000	8,318,544
Kuraray Co., Ltd.	30,500	436,829
Kyocera Corp.	327,900	32,679,245
#Kyocera Corp. Sponsored ADR	13,600	1,356,328
Kyowa Hakko Kirin Co., Ltd.	604,000	5,922,712
Mabuchi Motor Co., Ltd.	36,100	1,910,998
#Marui Group Co., Ltd.	542,642	4,264,217
Maruichi Steel Tube, Ltd.	104,400	2,067,876
Mazda Motor Corp.	3,005,000	7,637,053
Medipal Holdings Corp.	339,800	3,963,215
Meiji Holdings Co., Ltd.	144,395	6,665,119
#Mitsubishi Chemical Holdings Corp.	2,825,000	14,530,605
Mitsubishi Gas Chemical Co., Inc.	890,000	5,502,212
Mitsubishi Heavy Industries, Ltd.	9,007,000	32,740,647
#Mitsubishi Logistics Corp.	236,000	2,854,287
*Mitsubishi Materials Corp.	2,533,000	7,929,523
#Mitsubishi Tanabe Pharma Corp.	623,000	10,192,316
Mitsubishi UFJ Financial Group, Inc.	2,377,000	11,031,667
#Mitsubishi UFJ Financial Group, Inc. ADR	4,781,372	22,281,194
Mitsui & Co., Ltd.	644,200	10,131,598
*Mitsui & Co., Ltd. Sponsored ADR	11,723	3,694,386
Mitsui Chemicals, Inc.	1,861,800	5,453,796
#*Mitsui Engineering & Shipbuilding Co., Ltd.	1,025,000	2,314,861
Mitsui Mining & Smelting Co., Ltd.	359,000	1,094,899
Mitsui O.S.K. Lines, Ltd.	582,000	3,722,093
Mitsumi Electric Co., Ltd.	149,000	2,533,473
#*Mizuho Financial Group, Inc. ADR	349,173	1,012,602
Mizuho Securities Co., Ltd.	1,325,000	2,815,350
MS&AD Insurance Group Holdings, Inc.	746,653	17,887,490
Nagase & Co., Ltd.	235,889	2,761,706
Namco Bandai Holdings, Inc.	441,300	4,066,346
Nanto Bank, Ltd. (The)	323,000	1,690,368
NEC Corp.	5,425,101	15,095,116
Nippon Express Co., Ltd.	1,952,238	7,756,931
Nippon Kayaku Co., Ltd.	6,000	58,360
Nippon Meat Packers, Inc.	429,536	4,994,284
Nippon Paper Group, Inc.	231,700	5,882,851
Nippon Sheet Glass Co., Ltd.	1,171,739	2,571,354
Nippon Shokubai Co., Ltd.	234,000	2,209,780
*Nippon Steel Corp.	856,000	2,690,514
Nippon Television Network Corp.	12,380	1,634,056
Nippon Yusen K.K.	3,032,000	12,718,797
Nishi-Nippon Bank, Ltd.	1,403,569	3,824,561
#Nissan Motor Co., Ltd.	4,831,600	42,464,027
Nisshin Seifun Group, Inc.	394,500	4,884,503
Nisshin Steel Co., Ltd.	1,431,000	2,577,853

1134

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nisshinbo Holdings, Inc.	305,000	$3,087,441
*NKSJ Holdings, Inc.	1,060,000	7,274,191
#NOK Corp.	162,200	2,888,354
Nomura Real Estate Holdings, Inc.	164,700	2,526,228
NTN Corp.	651,000	2,944,604
Obayashi Corp.	1,650,682	6,725,432
Ogaki Kyoritsu Bank, Ltd. (The)	334,000	937,526
Oji Paper Co., Ltd.	1,997,000	9,211,877
Ono Pharmaceutical Co., Ltd.	92,600	3,905,986
Onward Holdings Co., Ltd.	278,000	2,076,803
Panasonic Corp.	302,700	4,412,544
*Panasonic Corp. Sponsored ADR	302,421	4,385,104
Rengo Co., Ltd.	428,000	2,722,738
Ricoh Co., Ltd.	1,666,000	23,305,038
Rohm Co., Ltd.	230,500	14,374,665
San-in Godo Bank, Ltd. (The)	309,900	2,144,195
Sankyo Co., Ltd.	57,500	3,063,539
Sapporo Hokuyo Holdings, Inc.	529,800	2,184,456
#SBI Holdings, Inc.	45,820	5,581,092
Seiko Epson Corp.	296,800	4,732,415
Seino Holdings Co., Ltd.	295,000	1,796,131
Sekisui Chemical Co., Ltd.	988,000	6,276,851
Sekisui House, Ltd.	1,354,000	12,725,409
Seven & I Holdings Co., Ltd.	1,295,900	30,081,782
#Sharp Corp.	2,725,000	26,918,565
Shiga Bank, Ltd.	455,185	2,397,182
Shimizu Corp.	1,371,000	5,292,532
#*Shinko Electric Industries Co., Ltd.	88,300	859,559
#*Shinsei Bank, Ltd.	1,642,000	1,301,309
Shizuoka Bank, Ltd.	957,000	8,194,047
Showa Denko K.K.	1,456,000	2,662,241
Showa Shell Sekiyu K.K.	282,300	2,376,620
#SKY Perfect JSAT Holdings, Inc.	3,029	1,001,197
Sohgo Security Services Co., Ltd.	101,300	1,060,501
Sojitz Corp.	2,578,100	4,738,842
Sony Corp.	768,200	25,955,185
#Sony Corp. Sponsored ADR	1,801,665	60,968,344
Sumitomo Bakelite Co., Ltd.	347,000	1,879,780
#Sumitomo Chemical Co., Ltd.	2,223,000	9,691,815
#Sumitomo Corp.	3,241,900	41,045,075
Sumitomo Electric Industries, Ltd.	2,278,500	28,993,356
Sumitomo Forestry Co., Ltd.	158,000	1,167,086
Sumitomo Heavy Industries, Ltd.	384,000	2,182,557
Sumitomo Mitsui Financial Group, Inc.	481,800	14,380,644
Sumitomo Rubber Industries, Ltd.	230,300	2,475,245
Sumitomo Trust & Banking Co., Ltd.	2,806,000	15,320,209
Suzuken Co., Ltd.	150,000	4,715,750
#Suzuki Motor Corp.	123,700	3,019,097
*Taiheiyo Cement Corp.	1,638,800	1,768,937
#Taisei Corp.	2,148,703	4,587,458
#Taisho Pharmaceutical Co., Ltd.	285,000	6,001,280
#Taiyo Yuden Co., Ltd.	112,000	1,438,940
Takashimaya Co., Ltd.	615,634	4,634,286
Takata Corp.	46,600	1,142,117
#TDK Corp.	188,500	10,754,847
Teijin, Ltd.	1,876,862	6,949,286
Toda Corp.	385,000	1,297,207
Tokai Rika Co., Ltd.	94,200	1,579,476
Tokuyama Corp.	637,000	3,486,887
Tokyo Broadcasting System, Inc.	85,300	1,050,903
Tokyo Steel Manufacturing Co., Ltd.	224,500	2,221,726

1135

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tokyo Tatemono Co., Ltd.	808,000	$3,255,753
Tokyu Land Corp.	38,000	173,173
Toppan Printing Co., Ltd.	1,312,000	10,539,168
#Tosoh Corp.	1,044,000	2,792,348
#TOTO, Ltd.	17,000	112,945
#Toyo Seikan Kaisha, Ltd.	346,349	5,910,012
Toyobo Co., Ltd.	743,000	1,238,392
Toyota Auto Body Co., Ltd.	105,100	1,579,344
#*Toyota Motor Corp. Sponsored ADR	478,532	33,889,636
Toyota Tsusho Corp.	482,400	7,468,184
TV Asahi Corp.	755	1,064,082
UNY Co., Ltd.	390,450	3,253,704
#Wacoal Corp.	179,000	2,607,074
Yamaguchi Financial Group, Inc.	492,148	4,455,605
Yamaha Corp.	327,300	4,004,399
Yamato Holdings Co., Ltd.	491,500	6,196,280
#Yamato Kogyo Co., Ltd.	82,600	2,112,745
Yamazaki Baking Co., Ltd.	152,000	1,854,048
Yokogawa Electric Corp.	370,400	2,429,979
Yokohama Rubber Co., Ltd.	437,000	2,184,413

TOTAL JAPAN		1,399,259,697

MALAYSIA — (0.0%)
*Rekapacific Berhad	691,000	—

NETHERLANDS — (3.3%)
*Aegon NV	3,283,351	20,809,229
Akzo Nobel NV	137,877	8,190,031
#ArcelorMittal NV	2,446,831	79,175,937
*ING Groep NV	3,356,113	35,906,230
#*ING Groep NV Sponsored ADR	1,273,519	13,728,535
Koninklijke Ahold NV	984,473	13,607,333
Koninklijke DSM NV	443,200	23,719,378
Koninklijke Philips Electronics NV	2,087,065	63,660,707
#Philips Electronics NV ADR	137,395	4,183,678

TOTAL NETHERLANDS		262,981,058

NEW ZEALAND — (0.1%)
*Auckland International Airport, Ltd.	1,500	2,404
Contact Energy, Ltd.	960,736	4,290,657

TOTAL NEW ZEALAND		4,293,061

NORWAY — (1.0%)
*Aker ASA	9,613	197,293
DnB NOR ASA Series A	1,769,642	24,308,455
Marine Harvest ASA	5,002,000	4,975,690
Norsk Hydro ASA	2,611,753	16,031,846
Norsk Hydro ASA Sponsored ADR	59,900	367,187
Orkla ASA	2,700,350	26,170,155
*Petroleum Geo-Services ASA	192,552	2,411,149
#*Renewable Energy Corp. ASA	1,281,469	4,463,029
*Storebrand ASA	713,900	5,204,693

TOTAL NORWAY		84,129,497

PORTUGAL — (0.1%)
#Banco Comercial Portugues SA	3,941,284	3,585,443
#Banco Espirito Santo SA	747,704	3,713,190
Cimpor Cimentos de Portugal SA	129,009	896,786

TOTAL PORTUGAL		8,195,419

1136

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (1.4%)
*Allgreen Properties, Ltd.	896,000	$826,393
CapitaLand, Ltd.	4,942,000	14,907,457
#DBS Group Holdings, Ltd.	3,012,202	32,443,269
Fraser & Neave, Ltd.	2,023,450	9,778,097
Golden Agri-Resources, Ltd.	13,950,000	7,043,456
#*Neptune Orient Lines, Ltd.	1,079,004	1,793,491
#Oversea-Chinese Banking Corp., Ltd.	865,726	6,047,448
#Overseas Union Enterprise, Ltd.	405,000	1,027,865
SATS, Ltd.	607,078	1,338,488
Singapore Airlines, Ltd.	1,585,600	19,445,768
Singapore Land, Ltd.	532,000	2,929,634
United Industrial Corp., Ltd.	2,155,000	3,864,537
UOL Group, Ltd.	1,376,600	4,851,468
Venture Corp., Ltd.	307,000	2,153,817
Wheelock Properties, Ltd.	870,000	1,312,730

TOTAL SINGAPORE		109,763,918

SPAIN — (2.1%)
#Acciona SA	93,126	8,198,668
#Acerinox SA	86,085	1,412,061
#Banco de Sabadell SA	3,378,296	16,442,793
#Banco Espanol de Credito SA	400,117	4,015,317
#Banco Popular Espanol SA	2,732,006	17,693,038
#Banco Santander SA Sponsored ADR	1,242,485	15,916,233
#Cia Espanola de Petroleos SA	15,060	358,612
Criteria Caixacorp SA	2,313,414	13,070,077
#*EDP Renovaveis SA	4,640	26,915
#Fomento de Construcciones y Contratas SA	41,871	1,130,512
Gas Natural SDG SA	681,277	9,979,697
Iberdrola Renovables SA	2,287,013	7,726,723
*Iberdrola SA	156,101	1,318,873
Mapfre SA	37,323	124,023
Repsol YPF SA	1,204,043	33,388,752
#Repsol YPF SA Sponsored ADR	1,432,181	39,657,092

TOTAL SPAIN		170,459,386

SWEDEN — (2.6%)
Boliden AB	148,536	2,522,045
Holmen AB Series A	6,300	196,888
#Nordea Bank AB	5,498,608	60,543,289
#Skandinaviska Enskilda Banken AB Series A	2,963,486	22,974,119
#Skandinaviska Enskilda Banken AB Series C	9,800	75,807
#SSAB AB Series A	507,586	7,118,015
SSAB AB Series B	233,785	2,891,966
Svenska Cellulosa AB	57,000	886,852
Svenska Cellulosa AB Series B	1,586,671	24,598,116
Svenska Handelsbanken AB Series A	42,890	1,403,093
#*Swedbank AB Series A	1,162,643	16,257,884
Tele2 AB Series B	542,039	11,912,446
*Telefonaktiebolaget LM Ericsson AB	44,151	485,555
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	952,162	10,464,260
TeliaSonera AB	3,787,012	31,632,805
*Volvo AB Series A	629,517	8,328,505
*Volvo AB Series B	617,284	8,356,978

TOTAL SWEDEN		210,648,623

SWITZERLAND — (5.7%)
#Adecco SA	351,751	19,681,093
Baloise Holding AG	200,163	18,494,467
Banque Cantonale Vaudoise AG	5,839	2,838,172

1137

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Compagnie Financiere Richemont SA Series A	897,817	$44,781,503
Credit Suisse Group AG	1,085,706	44,946,721
Credit Suisse Group AG Sponsored ADR	840,377	34,875,645
Givaudan SA	14,257	14,690,425
#Holcim, Ltd. AG	739,477	46,066,677
*Lonza Group AG	9,169	802,679
#*Novartis AG ADR	276,392	16,016,916
PSP Swiss Property AG	95,780	7,361,102
St. Galler Kantonalbank AG	5,441	2,560,711
Swatch Group AG (The)	24,693	9,438,486
Swiss Life Holding AG	123,557	15,120,191
Swiss Reinsurance Co., Ltd. AG	931,611	44,761,229
#*UBS AG	3,710,052	63,024,671
Zurich Financial Services AG	322,634	78,954,165

TOTAL SWITZERLAND		464,414,853

UNITED KINGDOM — (15.1%)
Anglo American P.L.C.	363,391	16,931,552
Associated British Foods P.L.C.	1,497,803	25,120,980
Aviva P.L.C.	7,396,866	47,172,407
#Barclays P.L.C. Sponsored ADR	4,180,831	73,791,667
*BP P.L.C. Sponsored ADR	72,482	2,959,440
#*British Airways P.L.C.	3,077,641	13,336,735
Carnival P.L.C.	658,867	28,466,707
#Carnival P.L.C. ADR	241,674	10,529,736
*easyJet P.L.C.	687,918	5,027,015
#HSBC Holdings P.L.C. Sponsored ADR	369,273	19,242,816
International Power P.L.C.	6,483,180	43,257,401
Investec P.L.C.	482,475	3,850,631
Kazakhmys P.L.C.	690,345	14,546,474
Kingfisher P.L.C.	10,285,817	39,184,977
Legal & General Group P.L.C.	13,449,151	21,622,271
*Lloyds Banking Group P.L.C. Sponsored ADR	2,857,128	12,514,221
Mondi P.L.C.	1,450,865	12,080,561
Old Mutual P.L.C.	11,201,478	23,328,011
Pearson P.L.C.	133,753	2,048,563
Pearson P.L.C. Sponsored ADR	1,750,416	26,956,406
Resolution, Ltd. P.L.C.	1,620,485	6,793,610
Rexam P.L.C.	4,277,874	21,789,114
*Royal Bank of Scotland Group P.L.C.	15,142,602	10,834,615
#*Royal Bank of Scotland Group P.L.C. Sponsored ADR	377,000	5,421,260
#Royal Dutch Shell P.L.C. ADR	3,170,896	203,952,031
RSA Insurance Group P.L.C.	7,133,891	14,966,707
SABmiller P.L.C.	16,330	529,805
Sainsbury (J.) P.L.C.	5,529,939	34,527,053
Thomas Cook Group P.L.C.	1,959,918	5,681,122
Vodafone Group P.L.C.	34,976,333	95,611,963
#Vodafone Group P.L.C. Sponsored ADR	8,066,329	221,904,711
Whitbread P.L.C.	190,554	5,169,348
William Morrison Supermarkets P.L.C.	8,127,143	38,248,483
*Wolseley P.L.C.	889,796	23,668,278
WPP P.L.C.	1,259,793	14,640,007
WPP P.L.C. Sponsored ADR	30,101	1,747,062
Xstrata P.L.C.	3,843,909	74,469,535

TOTAL UNITED KINGDOM		1,221,923,275

TOTAL COMMON STOCKS		6,883,172,110

1138

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $21,850,000 FHLMC 4.00%, 12/15/38, valued at $20,355,375) to be repurchased at $19,298,306	$19,298	$19,298,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.6%)
§@DFA Short Term Investment Fund	1,175,802,100	1,175,802,100
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $3,305,966)## to be repurchased at $3,241,202	$3,241	3,241,143

TOTAL SECURITIES LENDING COLLATERAL		1,179,043,243

TOTAL INVESTMENTS — (100.0%) (Cost $6,502,731,182)		$8,081,513,353

1139

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (87.6%)
Consumer Discretionary — (20.8%)
#*ABILIT Corp.	310,400	$280,595
*Accordia Golf Co., Ltd.	1,990	1,818,948
Aeon Fantasy Co., Ltd.	60,432	619,261
Aichi Machine Industry Co., Ltd.	285,000	972,329
Aigan Co., Ltd.	61,600	313,096
Aisan Industry Co., Ltd.	126,600	950,559
#Akebono Brake Industry Co., Ltd.	283,800	1,689,127
Alpen Co., Ltd.	42,300	654,306
Alpha Corp.	31,700	284,774
Alpine Electronics, Inc.	197,100	2,470,211
Amiyaki Tei Co., Ltd.	239	681,480
Amuse, Inc.	29,999	335,296
#*Anrakutei Co., Ltd.	50,000	249,974
AOI Advertising Promotion, Inc.	39,000	190,727
AOKI Holdings, Inc.	93,400	1,319,297
Aoyama Trading Co., Ltd.	191,400	3,117,117
Arnest One Corp.	130,200	1,374,129
#Asahi Co., Ltd.	20,500	303,022
*Asahi Tec Corp.	1,821,000	475,418
#Asatsu-DK, Inc.	103,500	2,383,748
#ASKUL Corp.	62,600	1,302,180
Asti Corp.	46,000	122,917
#*Atom Corp.	155,600	423,999
Atsugi Co., Ltd.	701,000	888,474
*Autobacs Seven Co., Ltd.	68,100	2,551,121
#Avex Group Holdings, Inc.	145,800	2,099,847
Bals Corp.	147	149,183
*Best Denki Co., Ltd.	224,500	628,609
#Bic Camera, Inc.	1,894	752,192
#Bookoff Corp.	26,900	209,123
#*Calsonic Kansei Corp.	513,000	1,721,407
#Can Do Co., Ltd.	128	147,389
*Carchs Holdings Co., Ltd.	710,600	264,877
*CHI Group Co., Ltd.	8,500	28,882
Chiyoda Co., Ltd.	115,900	1,401,593
Chofu Seisakusho Co., Ltd.	93,500	1,885,762
Chori Co., Ltd.	658,000	709,948
Chuo Spring Co., Ltd.	205,000	685,201
#*Clarion Co., Ltd.	470,000	729,764
Cleanup Corp.	105,700	639,052
#Colowide Co., Ltd.	200,450	1,041,445
Corona Corp.	72,300	635,294
Cross Plus, Inc.	22,000	205,592
#Culture Convenience Club Co., Ltd.	373,800	1,661,076
Daido Metal Co., Ltd.	144,000	703,089
#Daidoh, Ltd.	107,500	865,165
#*Daiei, Inc. (The)	252,400	913,363
Daikoku Denki Co., Ltd.	36,900	415,851
Daimaruenawin Co., Ltd.	400	3,135
Dainichi Co., Ltd.	57,700	365,393
Daisyo Corp.	57,600	648,567
#Daiwabo Holdings Co., Ltd.	466,000	1,077,878
#DCM Holdings Co., Ltd.	267,000	1,356,171
Descente, Ltd.	232,000	1,175,070
#Doshisha Co., Ltd.	52,400	1,281,430
Doutor Nichires Holdings Co., Ltd.	134,186	1,816,596
*Dynic Corp.	127,000	198,458
Eagle Industry Co., Ltd.	102,000	851,627

1140

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
*Econach Holdings Co., Ltd.	177,000	$65,857
#Edion Corp.	268,700	1,988,166
Exedy Corp.	119,000	3,713,418
F&A Aqua Holdings, Inc.	60,638	517,555
FCC Co., Ltd.	102,400	2,193,745
Fine Sinter Co., Ltd.	49,000	154,883
#Foster Electric Co., Ltd.	81,900	1,887,996
France Bed Holdings Co., Ltd.	715,000	905,834
#F-Tech, Inc.	16,800	272,212
#Fuji Co., Ltd.	93,300	1,830,813
Fuji Corp, Ltd.	113,900	431,239
*Fuji Kiko Co., Ltd.	151,000	396,328
#Fuji Kyuko Co., Ltd.	332,000	1,709,419
Fuji Oozx, Inc.	6,000	21,938
Fujibo Holdings, Inc.	142,000	201,146
Fujikura Rubber, Ltd.	74,000	275,484
Fujita Kanko, Inc.	398,100	1,800,981
Fujitsu General, Ltd.	273,000	1,314,361
#Funai Electric Co., Ltd.	50,700	1,556,367
Furukawa Battery Co., Ltd.	71,000	453,417
*Futaba Industrial Co., Ltd.	118,600	630,276
#G-7 Holdings, Inc.	29,200	166,146
*Gajoen Kanko Co.	37,000	—
#Gakken Holdings Co., Ltd.	322,000	541,174
#Genki Sushi Co., Ltd.	19,200	169,722
#GEO Co., Ltd.	1,255	1,321,307
#GLOBERIDE, Inc.	433,000	429,803
#*Goldwin, Inc.	175,000	324,168
#Gourmet Kineya Co., Ltd.	67,000	300,369
#*GSI Creos Corp.	194,000	233,825
#Gulliver International Co., Ltd.	14,910	728,614
Gunze, Ltd.	673,000	2,336,742
H2O Retailing Corp.	276,000	1,807,983
Hakuyosha Co., Ltd.	88,000	258,183
Happinet Corp.	36,100	404,569
Haruyama Trading Co., Ltd.	49,900	195,850
#*Haseko Corp.	3,508,000	3,009,187
Heiwa Corp.	138,100	1,737,999
Hiday Hidaka Corp.	14,800	228,419
Hikari Tsushin, Inc.	87,500	1,649,091
Himaraya Co., Ltd.	35,900	156,796
HIS Co., Ltd.	97,500	2,077,400
Hitachi Koki Co., Ltd.	168,000	1,425,127
#Honeys Co., Ltd.	28,160	391,321
Horipro, Inc.	47,000	366,063
*Hoshizaki Electric Co., Ltd.	55,000	1,082,728
*I Metal Technology Co., Ltd.	150,000	244,057
#Ichibanya Co., Ltd.	10,800	302,689
Ichikawa Co., Ltd.	63,000	99,740
#*Ichikoh Industries, Ltd.	289,000	525,403
#Ikyu Corp.	406	158,762
#Imasen Electric Industrial Co., Ltd.	54,400	664,074
Imperial Hotel, Ltd.	10,250	241,822
*Impress Holdings, Inc.	112,400	175,971
Intage, Inc.	6,600	131,482
Ishizuka Glass Co., Ltd.	109,000	181,395
*Izuhakone Railway Co., Ltd.	300	20,132
#*Izutsuya Co., Ltd.	350,000	229,922
*Janome Sewing Machine Co., Ltd.	242,000	153,571
Japan Vilene Co., Ltd.	132,000	639,611
Japan Wool Textile Co., Ltd. (The)	295,000	2,256,324

1141

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
#Jeans Mate Corp.	38,208	$74,296
*Jidosha Buhin Kogyo Co., Ltd.	82,000	318,823
#Joban Kosan Co., Ltd.	221,000	302,330
Joshin Denki Co., Ltd.	196,000	1,816,272
Juntendo Co., Ltd.	31,000	45,182
#*JVC Kenwood Holdings, Inc.	247,730	907,040
Kabuki-Za Co., Ltd.	39,000	1,705,145
#Kadokawa Holdings, Inc.	85,100	1,994,935
Kanto Auto Works, Ltd.	160,600	1,031,042
#*Kappa Create Co., Ltd.	21,700	479,334
Kasai Kogyo Co., Ltd.	119,000	567,752
Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	369,135
#*Kawashima Selkon Textiles Co., Ltd.	323,000	176,224
Kayaba Industry Co., Ltd.	660,000	3,870,694
Keihin Corp.	120,700	2,569,547
#Keiyo Co., Ltd.	164,900	795,422
Kentucky Fried Chicken Japan, Ltd.	78,000	1,717,730
#Kimoto Co., Ltd.	19,400	142,782
#*Kinki Nippon Tourist Co., Ltd.	104,000	91,647
#Kinugawa Rubber Industrial Co., Ltd.	198,000	817,859
#Kisoji Co., Ltd.	85,300	1,736,559
Koekisha Co., Ltd.	13,600	211,472
Kohnan Shoji Co., Ltd.	91,600	1,059,431
#Kojima Co., Ltd.	103,700	500,567
Komatsu Seiren Co., Ltd.	145,000	551,126
Komeri Co., Ltd.	102,700	2,133,269
Konaka Co., Ltd.	104,960	206,837
Kourakuen Corp.	12,100	168,671
K’s Holdings Corp.	156,927	3,899,809
KU Holdings Co., Ltd.	68,200	254,230
Kura Corp.	54,800	872,696
Kurabo Industries, Ltd.	856,000	1,319,530
Kuraudia Co., Ltd.	4,800	70,656
Kuroganeya Co., Ltd.	14,000	54,274
#Kyoritsu Maintenance Co., Ltd.	46,160	604,763
Kyoto Kimono Yuzen Co., Ltd.	55,700	606,076
Kyowa Leather Cloth Co., Ltd.	73,500	254,559
#*Laox Co., Ltd.	706,000	508,885
#*Look, Inc.	201,000	290,684
*Mamiya-Op Co., Ltd.	285,000	243,636
Marche Corp.	23,000	186,147
#Mars Engineering Corp.	41,000	644,250
*Maruei Department Store Co., Ltd.	142,000	132,458
Maruzen Co., Ltd.	46,000	253,945
#*Matsuya Co., Ltd.	151,800	820,141
Matsuya Foods Co., Ltd.	50,900	789,806
Megane TOP Co., Ltd.	35,100	386,490
Meiko Network Japan Co., Ltd.	13,000	108,350
Meiwa Industry Co., Ltd.	37,000	50,413
*Mikuni Corp.	108,000	180,718
#*Misawa Homes Co., Ltd.	99,100	372,334
#Misawa Resort Co., Ltd.	187,000	348,624
*Mitsuba Corp.	143,690	922,623
Mitsui Home Co., Ltd.	146,000	654,955
#Mizuno Corp.	414,000	1,770,545
#MOS Food Services, Inc.	109,500	1,939,570
MR MAX Corp.	123,800	397,442
#Musashi Seimitsu Industry Co., Ltd.	69,200	1,650,097
*Naigai Co., Ltd.	2,705,000	1,543,949
Nexyz Corp.	1,920	69,332
Nice Holdings, Inc.	327,000	684,633

1142

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Nidec Copal Corp.	85,500	$1,252,582
#Nidec-Tosok Corp.	122,000	1,238,797
#Nifco, Inc.	162,700	4,093,473
Nihon Tokushu Toryo Co., Ltd.	56,000	213,175
#*Nippon Columbia Co., Ltd.	426,000	121,266
Nippon Felt Co., Ltd.	67,200	309,813
#*Nippon Piston Ring Co., Ltd.	277,000	548,446
Nippon Seiki Co., Ltd.	148,400	1,500,027
Nishimatsuya Chain Co., Ltd.	220,900	2,121,601
Nissan Shatai Co., Ltd.	344,023	2,666,450
Nissen Holdings Co., Ltd.	179,000	772,875
Nissin Kogyo Co., Ltd.	123,700	2,103,995
Nittan Valve Co., Ltd.	82,800	262,055
*Nitto Kako Co., Ltd.	98,000	64,403
*Noritsu Koki Co., Ltd.	85,400	484,769
Omikenshi Co., Ltd.	127,000	72,419
Onward Holdings Co., Ltd.	367,000	2,741,678
Pacific Industrial Co., Ltd.	181,000	715,147
Pal Co., Ltd.	10,050	292,957
PanaHome Corp.	383,200	2,337,196
Parco Co., Ltd.	258,500	1,990,581
#Paris Miki Holdings, Inc.	152,500	1,221,244
PGM Holdings K.K.	1,579	1,033,486
#*PIA Corp.	28,800	237,755
Piolax, Inc.	44,500	890,634
#*Pioneer Electronic Corp.	771,500	2,661,869
Plenus Co., Ltd.	62,900	908,894
Point, Inc.	48,700	2,033,121
*Press Kogyo Co., Ltd.	375,000	1,414,703
Resorttrust, Inc.	129,308	2,003,515
#Rhythm Watch Co., Ltd.	443,000	720,555
Right On Co., Ltd.	67,325	282,599
Riken Corp.	345,000	1,166,251
#Ringer Hut Co., Ltd.	67,800	794,040
#Riso Kyoiku Co., Ltd.	5,920	273,920
Roland Corp.	88,300	914,398
#Round One Corp.	120,700	448,695
#Royal Holdings Co., Ltd.	130,600	1,310,467
#Ryohin Keikaku Co., Ltd.	77,300	2,743,376
#*Sagami Chain Co., Ltd.	77,000	447,052
#*Sagami Co., Ltd.	225,000	304,245
Sagami Rubber Industries Co., Ltd.	11,000	27,222
#Saizeriya Co., Ltd.	139,800	2,644,010
#*Sakai Ovex Co., Ltd.	205,000	286,950
#Sanden Corp.	470,000	1,894,338
Sanei-International Co., Ltd.	2,300	29,336
Sangetsu Co., Ltd.	31,025	676,943
Sankyo Seiko Co., Ltd.	21,000	63,714
Sanoh Industrial Co., Ltd.	114,900	880,536
Sanrio Co., Ltd.	181,700	3,871,427
Sanyo Housing Nagoya Co., Ltd.	354	315,263
#Sanyo Shokai, Ltd.	421,000	1,652,778
Scroll Corp.	77,300	295,398
#*Seiko Holdings Corp.	391,407	1,321,735
Seiren Co., Ltd.	213,200	1,361,877
Senshukai Co., Ltd.	157,800	881,525
*Seven Seas Holdings Co., Ltd.	776,000	192,936
Shikibo, Ltd.	497,000	635,995
Shimachu Co., Ltd.	145,700	2,985,858
Shimojima Co., Ltd.	7,600	105,133
Shinyei Kaisha	96,000	150,596

1143

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Shiroki Corp.	285,000	$763,879
Shobunsha Publications, Inc.	342,100	2,405,904
#Shochiku Co., Ltd.	385,400	2,423,986
Shoei Co., Ltd.	1,600	14,482
*Showa Corp.	230,200	1,531,786
#SKY Perfect JSAT Holdings, Inc.	4,835	1,598,147
SNT Corp.	93,800	272,117
Soft99 Corp.	71,500	422,762
Sotoh Co., Ltd.	49,700	511,490
SPK Corp.	16,800	226,469
SRI Sports, Ltd.	12	13,059
St Marc Holdings Co., Ltd.	36,000	1,269,223
Studio Alice Co., Ltd.	20,200	168,531
#Suminoe Textile Co., Ltd.	257,000	417,665
Sumitomo Forestry Co., Ltd.	313,466	2,315,454
*Suzutan Co., Ltd.	9,500	16,380
*SxL Corp.	493,000	238,723
T. RAD Co., Ltd.	253,000	886,861
#Tac Co., Ltd.	8,600	36,860
Tachikawa Corp.	50,800	233,750
Tachi-S Co., Ltd.	108,140	1,576,548
Tact Home Co., Ltd.	173	140,215
#Taiho Kogyo Co., Ltd.	94,600	734,208
Takamatsu Construction Group Co., Ltd.	86,400	1,120,539
Taka-Q Co., Ltd.	51,500	88,797
*Take & Give Needs Co., Ltd.	1,380	86,658
Takihyo Co., Ltd.	2,000	9,659
*Tamron Co., Ltd.	36,400	717,445
#*TASAKI & CO., LTD.	626,000	444,452
Taya Co., Ltd.	5,000	41,082
TBK Co., Ltd.	72,000	274,090
*TDF Corp.	11,000	15,658
#Teikoku Piston Ring Co., Ltd.	97,900	726,803
Teikoku Sen-I Co., Ltd.	78,000	462,965
#Telepark Corp.	562	822,485
*Ten Allied Co., Ltd.	50,000	154,265
Tigers Polymer Corp.	59,000	233,144
*Toabo Corp.	130,000	96,896
Toei Co., Ltd.	267,000	1,103,463
*Tokai Kanko Co., Ltd.	505,999	132,473
Tokai Rubber Industries, Ltd.	122,200	1,427,226
*Tokai Senko K.K.	243,000	199,120
#Token Corp.	11,740	360,529
Tokyo Dome Corp.	638,200	1,592,862
#Tokyo Individualized Educational Institute, Inc.	81,000	248,128
Tokyo Kaikan Co., Ltd.	12,000	48,822
Tokyo Soir Co., Ltd.	49,000	97,503
Tokyo Style Co., Ltd.	262,700	2,089,303
Tokyotokeiba Co., Ltd.	790,000	1,149,582
Tokyu Recreation Co., Ltd.	77,000	487,366
#Tomy Co., Ltd.	286,393	2,200,983
#*Tonichi Carlife Group, Inc.	246,000	201,518
*Topre Corp.	176,600	1,288,019
Toridoll.corp	151	205,769
*Totenko Co., Ltd.	57,000	89,577
Touei Housing Corp.	72,740	805,031
Tow Co., Ltd.	5,400	30,849
Toyo Tire & Rubber Co., Ltd.	706,000	1,453,180
Toyobo Co., Ltd.	2,084,000	3,473,499
TS Tech Co., Ltd.	154,200	2,523,133
*Tsukamoto Co., Ltd.	52,000	47,816

1144

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Tsutsumi Jewelry Co., Ltd.	47,000	$1,106,090
TV Asahi Corp.	265	373,486
*TV Tokyo Holdings Corp.	4,500	65,037
#Unipres Corp.	85,800	1,481,853
#United Arrows, Ltd.	60,000	820,545
*Unitika, Ltd.	1,629,000	1,354,581
U-Shin, Ltd.	94,500	719,596
*Watabe Wedding Corp.	29,500	291,311
#Watami Food Service Co., Ltd.	99,500	1,818,990
Xebio Co., Ltd.	86,300	1,691,369
Yamatane Corp.	54,000	65,731
Yamato International, Inc.	29,800	126,034
Yellow Hat, Ltd.	73,700	468,352
Yokohama Reito Co., Ltd.	175,000	1,113,953
#Yomiuri Land Co., Ltd.	229,000	770,366
Yonex Co., Ltd.	40,000	289,523
#Yorozu Corp.	69,500	1,181,616
#Yoshinoya Holdings Co., Ltd.	2,072	2,537,083
#Zenrin Co., Ltd.	124,700	1,284,020
#Zensho Co., Ltd.	282,900	2,616,323

Total Consumer Discretionary		284,909,994

Consumer Staples — (8.6%)
*Aeon Hokkaido Corp.	400,200	1,335,583
Ahjikan Co., Ltd.	10,500	95,539
*Ain Pharmaciez, Inc.	17,500	576,825
Arcs Co., Ltd.	18,000	232,915
#Ariake Japan Co., Ltd.	99,600	1,506,811
Cawachi, Ltd.	78,900	1,394,892
#Chubu Shiryo Co., Ltd.	89,000	525,059
Chuo Gyorui Co., Ltd.	93,000	200,807
Circle K Sunkus Co., Ltd.	90,200	1,278,287
Coca-Cola Central Japan Co., Ltd.	106,300	1,338,243
Cocokara fine, Inc.	46,160	1,000,629
Cosmos Pharmaceutical Corp.	23,000	722,867
CVS Bay Area, Inc.	51,000	61,505
Daikokutenbussan Co., Ltd.	800	28,010
#Dr Ci:Labo Co., Ltd.	333	1,185,791
Dydo Drinco, Inc.	47,800	1,586,843
Echo Trading Co., Ltd.	11,000	105,349
Ensuiko Sugar Refining Co., Ltd.	103,000	176,864
#Fancl Corp.	152,800	2,348,577
#*First Baking Co., Ltd.	183,000	186,841
Fuji Oil Co., Ltd.	174,300	2,502,372
Fujicco Co., Ltd.	117,600	1,440,649
#*Fujiya Co., Ltd.	474,000	818,695
Hagoromo Foods Corp.	40,000	552,049
Harashin Narus Holdings Co., Ltd.	61,500	767,575
#*Hayashikane Sangyo Co., Ltd.	299,000	278,554
#Heiwado Co., Ltd.	146,600	1,805,148
Hohsui Corp.	120,000	135,750
Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	432,849
Hokuto Corp.	101,600	2,378,583
Inageya Co., Ltd.	175,000	1,808,307
#ITO EN, Ltd.	85,300	1,369,297
Itochu-Shokuhin Co., Ltd.	26,500	876,879
Itoham Foods, Inc.	642,800	2,077,231
Izumiya Co., Ltd.	292,000	988,528
J-Oil Mills, Inc.	457,000	1,208,286
#Kameda Seika Co., Ltd.	70,000	1,439,192
Kasumi Co., Ltd.	196,100	998,789

1145

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Kato Sangyo Co., Ltd.	104,800	$1,495,531
#Key Coffee, Inc.	75,000	1,281,948
Kirindo Co., Ltd.	28,300	132,899
Kose Corp.	43,500	1,044,096
Kyodo Shiryo Co., Ltd.	330,000	369,566
Kyokuyo Co., Ltd.	370,000	727,774
#Life Corp.	183,400	2,633,128
#Lion Corp.	3,000	16,192
#Mandom Corp.	81,100	2,210,821
Marudai Food Co., Ltd.	443,000	1,265,498
#Maruetsu, Inc. (The)	362,000	1,281,409
Maruha Nichiro Holdings, Inc.	1,589,069	2,612,024
*Maruya Co., Ltd.	10,400	17,363
#Matsumotokiyoshi Holdings Co., Ltd.	14,600	274,079
*Maxvalu Tohok Co., Ltd.	18,200	136,206
Maxvalu Tokai Co., Ltd.	59,400	756,570
#Megmilk Snow Brand Co., Ltd.	178,400	3,151,536
#Meito Sangyo Co., Ltd.	54,900	732,467
Mercian Corp.	350,000	669,200
Mikuni Coca-Cola Bottling Co., Ltd.	166,600	1,426,421
#Milbon Co., Ltd.	42,740	1,214,578
Ministop Co., Ltd.	66,700	985,952
#*Mitsui Sugar Co., Ltd.	434,850	1,615,941
Miyoshi Oil & Fat Co., Ltd.	261,000	388,814
Morinaga & Co., Ltd.	886,000	2,025,094
Morinaga Milk Industry Co., Ltd.	843,000	3,439,085
Morishita Jinton Co., Ltd.	47,800	134,240
Morozoff, Ltd.	108,000	332,538
#Nagatanien Co., Ltd.	111,000	1,074,473
#Nakamuraya Co., Ltd.	203,000	943,880
#Nichimo Co., Ltd.	112,000	175,026
Nichirei Corp.	531,000	2,312,728
#Nihon Chouzai Co., Ltd.	22,380	780,260
Niitaka Co., Ltd.	7,260	83,216
Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,180,031
Nippon Flour Mills Co., Ltd.	557,000	2,664,872
*Nippon Formula Feed Manufacturing Co., Ltd.	267,000	298,940
Nippon Suisan Kaisha, Ltd.	660,200	2,100,206
Nisshin Oillio Group, Ltd. (The)	525,000	2,310,539
Nissin Sugar Manufacturing Co., Ltd.	149,000	320,096
Nitto Flour Milling Co., Ltd.	64,000	234,939
Noevir Co., Ltd.	1,900	21,797
#Oenon Holdings, Inc.	247,000	534,151
#Oie Sangyo Co., Ltd.	20,900	174,677
Okuwa Co., Ltd.	111,000	1,044,803
Olympic Corp.	65,000	469,783
Pietro Co., Ltd.	10,300	105,298
Pigeon Corp.	67,800	2,020,328
Poplar Co., Ltd.	25,760	145,347
Prima Meat Packers, Ltd.	671,000	691,226
#Riken Vitamin Co., Ltd.	79,200	2,480,154
#Rock Field Co., Ltd.	47,000	715,138
Ryoshoku, Ltd.	96,400	2,075,159
S Foods, Inc.	70,000	546,170
#Sakata Seed Corp.	157,400	2,016,256
*San-A Co., Ltd.	4,500	179,196
Shoei Foods Corp.	44,000	274,457
Showa Sangyo Co., Ltd.	502,000	1,347,761
#Sogo Medical Co., Ltd.	23,000	590,693
Sonton Food Industry Co., Ltd.	43,000	342,352
Starzen Co., Ltd.	279,000	745,377

1146

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Sugi Holdings Co., Ltd.	60,500	$1,351,773
Takara Holdings, Inc.	459,000	2,614,592
Three F Co., Ltd.	17,700	103,281
Tobu Store Co., Ltd.	215,000	609,648
Toho Co., Ltd./Hyogo	158,000	565,891
Tohto Suisan Co., Ltd.	120,000	160,893
Torigoe Co., Ltd. (The)	84,500	735,674
#Toyo Sugar Refining Co., Ltd.	157,000	175,520
Tsukiji Uoichiba Co., Ltd.	57,000	77,499
Tsuruha Holdings, Inc.	46,100	1,981,650
*Unicafe, Inc.	15,060	68,915
*Unihair Co., Ltd.	133,550	1,563,485
UNY Co., Ltd.	57,200	476,660
Uoriki Co., Ltd.	400	4,948
Valor Co., Ltd.	167,200	1,241,707
Warabeya Nichiyo Co., Ltd.	51,360	605,668
Yaizu Suisankagaku Industry Co., Ltd.	41,000	451,364
Yaoko Co., Ltd.	39,500	1,080,385
Yomeishu Seizo Co., Ltd.	100,000	909,459
Yonekyu Corp.	96,000	717,821
Yuasa Funashoku Co., Ltd.	112,000	260,689
#Yukiguni Maitake Co., Ltd.	104,256	674,497
Yutaka Foods Corp.	6,000	113,273

Total Consumer Staples		117,682,561

Energy — (0.9%)
*AOC Holdings, Inc.	139,600	613,410
BP Castrol K.K.	69,800	267,477
#*Fuji Kosan Co., Ltd.	264,000	195,844
Itochu Enex Co., Ltd.	290,000	1,332,307
Japan Oil Transportation Co., Ltd.	79,000	175,620
Kanto Natural Gas Development Co., Ltd.	147,000	764,480
Kyoei Tanker Co., Ltd.	115,000	189,457
Mitsuuroko Co., Ltd.	167,500	913,517
#Modec, Inc.	73,200	1,044,594
#Nippon Gas Co., Ltd.	148,900	1,997,779
Nippon Seiro Co., Ltd.	64,000	193,337
Sala Corp.	129,500	655,095
San-Ai Oil Co., Ltd.	259,000	1,092,340
#Shinko Plantech Co., Ltd.	154,000	1,427,674
Sinanen Co., Ltd.	239,000	910,328
*Toa Oil Co., Ltd.	360,000	407,058
Toyo Kanetsu K.K.	466,000	716,613

Total Energy		12,896,930

Financials — (9.1%)
Aichi Bank, Ltd. (The)	35,900	2,009,632
#Airport Facilities Co., Ltd.	120,570	474,986
Akita Bank, Ltd. (The)	685,400	1,932,691
Aomori Bank, Ltd. (The)	628,000	1,529,155
*Arealink Co., Ltd.	2,544	93,409
#Awa Bank, Ltd. (The)	227,000	1,543,182
Bank of Iwate, Ltd. (The)	57,200	2,417,429
Bank of Nagoya, Ltd. (The)	503,297	1,522,771
Bank of Okinawa, Ltd. (The)	88,100	3,389,540
Bank of Saga, Ltd. (The)	591,000	1,554,746
Bank of the Ryukyus, Ltd.	126,180	1,464,278
#*Cedyna Financial Corp.	589,850	818,536
Century Tokyo Leasing Corp.	260,590	3,759,430
*Chiba Kogyo Bank, Ltd. (The)	169,600	942,808
Chukyo Bank, Ltd. (The)	667,000	1,970,300

1147

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Daibiru Corp.	178,000	$1,375,406
Daiko Clearing Services Corp.	49,700	153,853
#*Daikyo, Inc.	948,000	1,472,575
Daisan Bank, Ltd. (The)	621,000	1,516,623
#Daishi Bank, Ltd. (The)	717,000	2,216,067
Daito Bank, Ltd. (The)	485,000	301,226
Ehime Bank, Ltd. (The)	608,000	1,585,774
Eighteenth Bank, Ltd. (The)	628,000	1,555,573
FIDEA Holdings Co., Ltd.	97,400	203,286
*Fuji Fire & Marine Insurance Co., Ltd.	547,000	676,692
Fukui Bank, Ltd. (The)	841,000	2,593,369
Fukushima Bank, Ltd.	836,000	445,652
Fuyo General Lease Co., Ltd.	80,800	2,293,027
Goldcrest Co., Ltd.	64,820	1,400,115
Heiwa Real Estate Co., Ltd.	252,500	667,231
Higashi-Nippon Bank, Ltd.	626,000	1,123,907
#Higo Bank, Ltd. (The)	365,000	1,703,651
Hokkoku Bank, Ltd. (The)	714,000	2,874,405
Hokuetsu Bank, Ltd. (The)	875,000	1,540,221
Hyakugo Bank, Ltd. (The)	656,609	2,764,094
Hyakujishi Bank, Ltd. (The)	587,000	2,110,605
IBJ Leasing Co., Ltd.	82,100	1,725,512
Ichiyoshi Securities Co., Ltd.	156,000	883,046
Iida Home Max.	48,100	370,131
*Japan Asia Investment Co., Ltd.	4,000	2,286
Juroku Bank, Ltd.	582,000	1,758,161
#*kabu.com Securities Co., Ltd.	272,400	941,927
Kagoshima Bank, Ltd. (The)	206,000	1,231,903
Keihanshin Real Estate Co., Ltd.	13,700	59,531
Keiyo Bank, Ltd. (The)	98,000	443,918
#*Kenedix, Inc.	3,527	712,510
Kirayaka Bank, Ltd.	98,000	87,797
Kita-Nippon Bank, Ltd. (The)	29,706	712,327
Kiyo Holdings, Inc.	2,168,900	2,917,101
#Kobayashi Yoko Co., Ltd.	265,200	645,444
#Kosei Securities Co., Ltd.	295,000	244,663
#Kyokuto Securities Co., Ltd.	44,500	320,730
#*Leopalace21 Corp.	391,985	441,461
Marusan Securities Co., Ltd.	256,000	1,294,355
Michinoku Bank, Ltd. (The)	524,000	1,065,548
Minato Bank, Ltd. (The)	1,025,000	1,512,157
Mito Securities Co., Ltd.	254,000	368,185
Miyazaki Bank, Ltd. (The)	540,000	1,368,936
*Mizuho Investors Securities Co., Ltd.	1,433,500	1,314,701
#*Monex Group, Inc.	4,629	1,098,037
Musashino Bank, Ltd.	105,600	3,066,201
Nagano Bank, Ltd. (The)	314,000	554,243
Nanto Bank, Ltd. (The)	63,000	329,700
*New Real Property K.K.	43,900	—
#*NIS Group Co., Ltd.	1,015,125	75,587
Nisshin Fudosan Co.	99,000	698,933
Ogaki Kyoritsu Bank, Ltd. (The)	845,000	2,371,885
Oita Bank, Ltd. (The)	529,900	1,669,101
Okasan Securities Group, Inc.	604,000	1,955,357
Ricoh Leasing Co., Ltd.	75,300	1,871,358
#Risa Partners, Inc.	491	177,360
San-in Godo Bank, Ltd. (The)	303,000	2,096,454
Sankei Building Co., Ltd.	165,300	902,810
Shikoku Bank, Ltd.	750,000	2,101,589
#Shimizu Bank, Ltd.	32,100	1,309,975
#Sumitomo Real Estate Sales Co., Ltd.	33,200	1,487,638

1148

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
#*Sun Frontier Fudousan Co., Ltd.	208	$22,759
Takagi Securities Co., Ltd.	206,000	207,859
TOC Co., Ltd.	417,650	1,722,432
Tochigi Bank, Ltd.	424,000	1,757,197
#Toho Bank, Ltd.	808,200	2,145,473
Toho Real Estate Co., Ltd.	140,700	805,573
Tohoku Bank, Ltd. (The)	389,000	624,390
Tokai Tokyo Financial Holdings, Inc.	898,000	3,120,888
Tokyo Rakutenchi Co., Ltd.	222,000	777,647
Tokyo Tatemono Co., Ltd.	908,000	3,658,692
*Tokyo Tatemono Real Estate Sales Co., Ltd.	2,300	6,212
Tokyo Theatres Co, Inc.	290,000	360,870
Tokyo Tomin Bank, Ltd.	110,100	1,038,866
#Tokyu Livable, Inc.	98,500	1,135,745
Tomato Bank, Ltd.	397,000	690,090
*TOMONY Holdings, Inc.	536,550	1,865,150
Tottori Bank, Ltd.	328,000	684,898
Towa Bank, Ltd.	884,000	809,779
#Toyo Securities Co., Ltd.	307,000	449,682
*Tsukuba Bank, Ltd.	188,800	565,526
Yachiyo Bank, Ltd. (The)	1,400	31,361
Yamagata Bank, Ltd.	584,500	2,535,077
#Yamanashi Chuo Bank, Ltd.	457,000	1,762,821

Total Financials		124,963,790

Health Care — (3.9%)
Aloka Co., Ltd.	83,300	491,051
As One Corp.	68,868	1,262,057
#*Asia Alliance Holdings Co., Ltd.	380,800	42,325
ASKA Pharmaceutical Co., Ltd.	101,000	640,609
BML, Inc.	33,200	826,200
CMIC Co., Ltd.	710	203,017
Create Medic Co., Ltd.	28,000	280,524
Eiken Chemical Co., Ltd.	78,900	800,923
#EPS Co., Ltd.	158	388,904
FALCO SD HOLDINGS Co., Ltd.	34,300	255,766
#Fuso Pharmaceutical Industries, Ltd.	320,000	827,024
Hitachi Medical Corp.	81,000	518,731
Hogy Medical Co., Ltd.	49,000	2,230,441
Iwaki & Co., Ltd.	55,000	117,598
Japan Medical Dynamic Marketing, Inc.	44,900	94,462
#Jeol, Ltd.	258,000	727,643
JMS Co., Ltd.	126,000	455,824
Kaken Pharmaceutical Co., Ltd.	335,000	3,670,535
Kawanishi Holdings, Ltd.	7,400	67,252
Kawasumi Laboratories, Inc.	45,000	271,581
#Kissei Pharmaceutical Co., Ltd.	87,100	1,733,702
#KYORIN Holdings, Inc.	178,000	2,764,121
#*M3, Inc.	297	1,360,379
#Mochida Pharmaceutical Co., Ltd.	167,000	1,813,170
Nagaileben Co., Ltd.	6,200	146,946
#Nichii Gakkan Co.	218,400	1,880,401
Nihon Kohden Corp.	151,200	2,874,009
Nikkiso Co., Ltd.	237,000	1,661,367
#Nippon Chemiphar Co., Ltd.	131,000	371,343
Nippon Shinyaku Co., Ltd.	229,000	3,248,584
Nipro Corp.	180,100	3,671,774
Nissui Pharmaceutical Co., Ltd.	66,100	542,668
#Paramount Bed Co., Ltd.	82,000	2,087,522
Rion Co., Ltd.	5,000	29,540
Rohto Pharmaceutical Co., Ltd.	80,000	991,106

1149

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Health Care — (Continued)
#Sawai Pharmaceutical Co., Ltd.	41,500	$3,627,965
Seikagaku Corp.	173,000	1,804,738
#Shin Nippon Biomedical Laboratories, Ltd.	24,700	110,141
Ship Healthcare Holdings, Inc.	94,000	961,466
Toho Holdings Co., Ltd.	132,000	1,847,158
#Torii Pharmaceutical Co., Ltd.	62,700	1,236,002
#Towa Pharmaceutical Co., Ltd.	42,300	2,302,224
Vital KSK Holdings, Inc.	142,400	1,087,349
#Wakamoto Pharmaceutical Co., Ltd.	100,000	267,744
#ZERIA Pharmaceutical Co., Ltd.	105,000	1,294,336

Total Health Care		53,888,222

Industrials — (22.7%)
*A&A Material Corp.	235,000	119,278
Advan Co., Ltd.	99,400	688,919
*Advanex, Inc.	73,000	70,656
Aeon Delight Co., Ltd.	81,100	1,503,950
Aica Kogyo Co., Ltd.	233,500	2,623,516
#Aichi Corp.	132,000	472,076
Aida Engineering, Ltd.	261,000	864,165
Airtech Japan, Ltd.	19,900	95,106
Alps Logistics Co., Ltd.	52,500	566,232
#Altech Co., Ltd.	23,000	62,337
Altech Corp.	37,150	287,701
#Amano Corp.	268,700	2,211,986
Ando Corp.	257,000	323,029
Anest Iwata Corp.	149,000	410,554
#Asahi Diamond Industrial Co., Ltd.	228,000	4,025,736
Asahi Holdings, Inc.	110,750	2,435,127
Asahi Kogyosha Co., Ltd.	99,000	411,179
*Asanuma Corp.	977,000	595,072
Asia Air Survey Co., Ltd.	32,000	83,590
Asunaro Aoki Construction Co., Ltd.	166,500	743,879
Ataka Construction & Engineering Co., Ltd.	60,000	158,438
Bando Chemical Industries, Ltd.	332,000	1,116,887
Benefit One, Inc.	3	2,336
Biken Techno Corp.	14,100	69,918
Bunka Shutter Co., Ltd.	227,000	496,235
*C&I Holdings Co., Ltd.	405,500	20,344
Central Glass Co., Ltd.	601,000	2,588,334
#Central Security Patrols Co., Ltd.	44,700	422,180
Chudenko Corp.	130,500	1,339,628
Chugai Ro Co., Ltd.	327,000	1,036,950
CKD Corp.	229,700	1,620,333
#Comsys Holdings Corp.	195,000	1,730,759
#Cosel Co., Ltd.	104,700	1,372,719
CTI Engineering Co., Ltd.	44,000	229,135
Dai-Dan Co., Ltd.	156,000	676,488
Daido Kogyo Co., Ltd.	145,000	259,153
#Daifuku Co., Ltd.	258,500	1,228,029
Daihen Corp.	428,000	1,924,027
Daiho Corp.	878,000	676,883
#*Daiichi Chuo K.K.	367,000	832,840
Daiichi Jitsugyo Co., Ltd.	180,000	531,694
#Daiseki Co., Ltd.	143,463	2,713,201
*Daisue Construction Co., Ltd.	271,500	108,203
Daiwa Industries, Ltd.	169,000	743,558
Daiwa Odakyu Construction Co., Ltd.	63,500	149,777
*Danto Holdings Corp.	475,000	430,087
Denyo Co., Ltd.	90,600	546,461
*Dijet Industrial Co., Ltd.	80,000	94,466

1150

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
DMW Corp.	4,800	$95,886
#*Dream Incubator, Inc.	168	110,938
*Duskin Co., Ltd.	184,400	3,241,457
#*Enshu, Ltd.	142,000	117,966
Freesia Macross Corp.	1,355,000	202,331
*Fujisash Co., Ltd.	49,300	18,854
*Fujitec Co., Ltd.	304,000	1,364,590
#Fukuda Corp.	657,000	1,275,490
*Fukusima Industries Corp.	29,700	259,857
#*Fukuyama Transporting Co., Ltd.	431,400	2,135,701
Funai Consulting Co., Ltd.	99,300	609,878
*Furukawa Co., Ltd.	1,317,000	1,359,799
#Furusato Industries, Ltd.	50,600	257,606
Futaba Corp.	146,800	2,579,422
Gecoss Corp.	113,600	410,350
*Hamai Co., Ltd.	92,000	131,257
Hanwa Co., Ltd.	697,000	2,753,079
*Hazama Corp.	285,800	213,020
Hibiya Engineering, Ltd.	120,300	968,506
#Hitachi Cable, Ltd.	447,000	1,065,926
Hitachi Metals Techno, Ltd.	57,500	255,875
Hitachi Tool Engineering, Ltd.	94,000	1,108,152
Hitachi Transport System, Ltd.	27,400	424,188
#Hitachi Zosen Corp.	2,175,500	3,134,938
Hokuetsu Industries Co., Ltd.	85,000	125,720
Hokuriku Electrical Construction Co., Ltd.	56,000	142,161
Hosokawa Micron Corp.	133,000	424,345
#*Howa Machinery, Ltd.	379,000	310,626
Ichiken Co., Ltd.	87,000	103,779
ICHINEN HOLDINGS CO., Ltd.	71,100	317,914
Idec Corp.	130,900	1,098,003
IHI Transport Machinery Co., Ltd.	73,000	299,275
#Iino Kaiun Kaisha, Ltd.	334,300	1,490,238
Inaba Denki Sangyo Co., Ltd.	82,100	2,068,329
Inaba Seisakusho Co., Ltd.	60,800	491,926
Inabata & Co., Ltd.	195,600	978,241
#Inui Steamship Co., Ltd.	80,800	406,039
#*Iseki & Co., Ltd.	718,000	1,746,974
#Ishii Iron Works Co., Ltd.	110,000	174,728
#*Ishikawa Seisakusho, Ltd.	101,000	77,687
Ishikawajima Construction Materials Co., Ltd.	202,000	195,715
Itoki Corp.	174,200	406,203
#Iwatani International Corp.	847,000	2,453,580
#*Jalux, Inc.	43,300	329,639
Jamco Corp.	82,000	626,605
Japan Airport Terminal Co., Ltd.	111,200	1,823,955
#*Japan Bridge Corp.	25,900	48,044
Japan Foundation Engineering Co., Ltd.	95,600	190,958
Japan Kenzai Co., Ltd.	93,440	373,421
Japan Pulp & Paper Co., Ltd.	449,000	1,514,432
Japan Transcity Corp.	231,000	681,688
JFE Shoji Holdings, Inc.	321,000	1,244,261
Kamei Corp.	118,000	483,635
Kanaden Corp.	118,000	632,656
Kanagawa Chuo Kotsu Co., Ltd.	192,000	971,021
Kanamoto Co., Ltd.	112,000	580,912
Kandenko Co., Ltd.	187,000	1,089,788
*Kanematsu Corp.	1,442,625	1,181,115
#*Kanematsu-NNK Corp.	113,000	122,200
Katakura Industries Co., Ltd.	109,900	1,013,284
Kato Works Co., Ltd.	197,000	354,045

1151

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
KAWADA TECHNOLOGIES, Inc.	104,500	$1,622,374
Kawagishi Bridge Works Co., Ltd.	38,000	105,181
Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	321,096
Keihin Co., Ltd. (The)	199,000	197,716
#Kimura Chemical Plants Co., Ltd.	59,400	372,429
Kinki Sharyo Co., Ltd.	176,000	722,610
Kintetsu World Express, Inc.	75,700	1,756,936
#*Kitagawa Iron Works Co., Ltd.	335,000	466,889
Kitano Construction Corp.	252,000	521,678
Kitazawa Sangyo Co., Ltd.	54,500	96,547
Kitz Corp.	397,000	1,754,186
Kodensha Co., Ltd. (The)	25,000	56,656
Koike Sanso Kogyo Co., Ltd.	152,000	385,716
*Koito Industries, Ltd.	102,000	155,875
Kokuyo Co., Ltd.	211,325	1,615,394
Komai Tekko, Inc.	109,000	186,810
Komatsu Wall Industry Co., Ltd.	32,900	283,862
Komori Corp.	158,500	1,556,292
Kondotec, Inc.	40,500	287,613
*Kosaido Co., Ltd.	364,000	573,914
KRS Corp.	38,200	430,861
*Kumagai Gumi Co., Ltd.	583,800	361,581
#Kuroda Electric Co., Ltd.	109,900	1,275,647
Kyodo Printing Co., Ltd.	303,000	649,037
Kyoei Sangyo Co., Ltd.	97,000	177,011
Kyokuto Boeki Kaisha, Ltd.	58,000	86,380
Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	504,724
Kyosan Electric Manufacturing Co., Ltd.	213,000	892,715
Kyowa Exeo Corp.	301,100	2,646,568
#Kyudenko Corp.	195,000	1,003,654
*Lonseal Corp.	116,000	104,984
Maeda Corp.	587,000	1,590,426
Maeda Road Construction Co., Ltd.	274,000	1,899,306
*Maezawa Industries, Inc.	35,700	60,582
Maezawa Kasei Industries Co., Ltd.	50,700	418,996
Maezawa Kyuso Industries Co., Ltd.	50,400	565,662
*Makino Milling Machine Co., Ltd.	338,000	2,326,602
Marubeni Construction Material Lease Co., Ltd.	75,000	80,959
Maruka Machinery Co., Ltd.	28,100	208,711
Maruwn Corp.	66,000	167,201
#Maruyama Manufacturing Co., Inc.	150,000	264,124
Maruzen Showa Unyu Co., Ltd.	296,000	924,785
#Matsuda Sangyo Co., Ltd.	77,482	1,337,712
Matsui Construction Co., Ltd.	98,600	339,994
Max Co., Ltd.	181,000	1,997,271
#*Meidensha Corp.	732,050	2,607,877
#*Meiji Machine Co., Ltd.	63,000	15,679
#Meiji Shipping Co., Ltd.	106,100	369,413
*Meitec Corp.	130,100	2,596,407
Meito Transportation Co., Ltd.	22,000	159,550
#*Meiwa Trading Co., Ltd.	140,000	360,263
Mesco, Inc.	30,000	193,365
*Mirait Holdings Corp.	274,685	1,805,746
Mitani Corp.	52,600	417,526
Mitsubishi Kakoki Kaisha, Ltd.	229,000	440,231
Mitsubishi Pencil Co., Ltd.	100,600	1,758,420
Mitsuboshi Belting, Ltd.	274,000	1,129,113
#Mitsui Matsushima Co., Ltd.	338,000	617,494
Mitsui-Soko Co., Ltd.	463,000	1,740,776
Mitsumura Printing Co., Ltd.	93,000	276,171
#Miura Co., Ltd.	131,300	2,967,570

1152

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Miura Printing Corp.	19,000	$28,340
*Miyaji Engineering Group, Inc.	1,524,175	1,249,500
#*Miyakoshi Corp.	48,400	178,994
*Mori Denki Mfg. Co., Ltd.	625,000	54,830
#Mori Seiki Co., Ltd.	282,900	2,755,676
Morita Holdings Corp.	156,000	840,866
#Moshi Moshi Hotline, Inc.	104,400	2,434,264
Mystar Engineering Corp.	15,600	63,823
Nac Co., Ltd.	28,900	324,739
Nachi-Fujikoshi Corp.	588,000	1,757,837
Naikai Zosen Corp.	75,000	291,765
*Nakano Corp.	103,000	241,402
Narasaki Sangyo Co., Ltd.	56,000	69,589
NEC Capital Solutions, Ltd.	45,100	579,881
#NEC Networks & System Integration Corp.	104,600	1,220,191
New Tachikawa Aircraft Co., Ltd.	9,900	614,409
Nichias Corp.	416,000	1,793,707
Nichiban Co., Ltd.	122,000	403,173
*Nichiden Corp.	1,000	28,846
Nichiha Corp.	92,880	731,553
Nichireki Co., Ltd.	96,000	340,863
#Nihon M&A Center, Inc.	27	97,598
Nikko Co., Ltd.	127,000	359,302
Nippo Corp.	244,000	1,510,747
Nippon Carbon Co., Ltd.	396,000	1,264,150
Nippon Conveyor Co., Ltd.	168,000	140,076
Nippon Densetsu Kogyo Co., Ltd.	183,000	1,652,730
Nippon Denwa Shisetu Co., Ltd.	203,000	571,824
Nippon Filcon Co., Ltd.	73,100	358,001
Nippon Hume Corp.	91,000	266,835
Nippon Jogesuido Sekkei Co., Ltd.	289	351,005
#Nippon Kanzai Co., Ltd.	46,200	725,967
Nippon Koei Co., Ltd.	272,000	713,374
Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,676,716
#Nippon Seisen Co., Ltd.	107,000	546,805
#Nippon Sharyo, Ltd.	216,000	950,676
Nippon Shindo Co., Ltd.	8,000	13,722
Nippon Signal Co., Ltd.	206,800	1,448,305
Nippon Steel Trading Co., Ltd.	280,000	789,445
Nippon Thompson Co., Ltd.	255,000	1,767,555
*Nippon Tungsten Co., Ltd.	81,000	125,711
*Nippon Yusoki Co., Ltd.	138,000	296,963
Nishimatsu Construction Co., Ltd.	954,000	1,016,363
Nishishiba Electric Co., Ltd.	101,000	144,174
Nissei Corp.	104,600	777,080
*Nissei Plastic Industrial Co., Ltd.	378,800	1,076,857
#Nissha Printing Co., Ltd.	72,600	1,600,995
Nissin Corp.	336,000	732,162
Nissin Electric Co., Ltd.	109,000	566,962
Nitchitsu Co., Ltd.	58,000	133,347
Nitta Corp.	101,200	1,597,404
#Nitto Boseki Co., Ltd.	847,000	1,967,458
Nitto Kogyo Corp.	143,400	1,301,817
#Nitto Kohki Co., Ltd.	65,600	1,548,935
Nitto Seiko Co., Ltd.	122,000	347,409
*Nittoc Construction Co., Ltd.	316,000	179,802
*Noda Corp.	169,300	378,549
Nomura Co., Ltd.	205,000	544,011
Noritake Co., Ltd.	510,000	1,601,694
Noritz Corp.	83,000	1,524,021
#NS United Kaiun Kaisha, Ltd.	403,000	1,023,388

1153

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
#*Oak Capital Corp.	55,735	$81,571
Obayashi Road Corp.	106,000	174,993
Oiles Corp.	117,242	1,830,344
*Okamoto Machine Tool Works, Ltd.	163,000	202,127
#Okamura Corp.	273,900	1,442,110
Okano Valve Manufacturing Co.	58,000	468,023
#*Oki Electric Cable Co., Ltd.	90,000	138,298
#*OKK Corp.	255,000	333,790
#*OKUMA Corp.	383,000	2,271,831
Okumura Corp.	716,400	2,502,034
O-M, Ltd.	105,000	323,269
Onoken Co., Ltd.	58,900	441,804
#Organo Corp.	155,000	1,025,371
*Original Engineering Consultants Co., Ltd.	61,500	88,242
OSG Corp.	189,800	1,977,127
Oyo Corp.	101,300	810,401
#*P.S. Mitsubishi Construction Co., Ltd.	76,800	195,635
#Park24 Co., Ltd.	118,700	1,146,964
Pasco Corp.	23,000	54,657
Pasona Group, Inc.	18	13,260
Penta-Ocean Construction Co., Ltd.	841,000	1,263,774
Pilot Corp.	730	1,127,742
Pronexus, Inc.	133,200	660,119
Raito Kogyo Co., Ltd.	193,700	424,060
Rheon Automatic Machinery Co., Ltd.	64,000	152,024
*Ryobi, Ltd.	548,200	2,008,051
*Sailor Pen Co., Ltd.	110,000	60,086
Sakai Heavy Industries, Ltd.	126,000	182,040
*Sakurada Co., Ltd.	57,000	9,911
#*Sanix, Inc.	157,400	291,006
Sanki Engineering Co., Ltd.	245,000	1,527,328
#Sanko Metal Industrial Co., Ltd.	118,000	222,663
*Sankyo-Tateyama Holdings, Inc.	1,095,000	1,254,488
*Sankyu, Inc.	717,000	3,006,844
Sanritsu Corp.	16,700	115,038
Sanwa Holdings Corp.	543,000	1,544,819
Sanyo Denki Co., Ltd.	201,000	859,746
Sanyo Engineering & Construction, Inc.	48,000	154,130
Sanyo Industries, Ltd.	79,000	90,343
Sasebo Heavy Industries Co., Ltd.	546,000	964,971
Sato Corp.	104,900	1,200,090
Sato Shoji Corp.	65,300	340,701
*Sawafuji Electric Co., Ltd.	42,000	87,148
Secom Joshinetsu Co., Ltd.	33,900	873,545
Secom Techno Service Co., Ltd.	37,500	1,111,507
Seibu Electric Industry Co., Ltd.	67,000	242,370
Seika Corp.	267,000	576,668
#*Seikitokyu Kogyo Co., Ltd.	388,000	173,726
Seino Holdings Co., Ltd.	203,000	1,235,982
Sekisui Jushi Co., Ltd.	135,000	1,299,740
#Senko Co., Ltd.	362,000	1,103,656
#Senshu Electric Co., Ltd.	37,300	333,466
#Shibusawa Warehouse Co., Ltd.	231,000	753,765
Shibuya Kogyo Co., Ltd.	82,300	797,353
Shima Seiki Manufacturing Co., Ltd.	79,200	1,512,842
Shin Nippon Air Technologies Co., Ltd.	84,280	477,477
Shin-Keisei Electric Railway Co., Ltd.	174,000	726,152
#Shin-Kobe Electric Machinery Co., Ltd.	97,000	992,529
Shinmaywa Industries, Ltd.	399,000	1,388,404
Shinnihon Corp.	215,900	496,802
Shinsho Corp.	202,000	416,051

1154

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Sho-Bond Corp.	95,300	$2,039,647
#Shoko Co., Ltd.	316,000	426,779
#Showa Aircraft Industry Co., Ltd.	112,000	792,223
#Sinfonia Technology Co., Ltd.	474,000	934,595
Sintokogio, Ltd.	191,800	1,454,113
Soda Nikka Co., Ltd.	67,000	264,011
Sohgo Security Services Co., Ltd.	208,400	2,181,721
Sotetsu Holdings, Inc.	111,000	351,911
#Space Co., Ltd.	73,420	455,264
Subaru Enterprise Co., Ltd.	59,000	159,762
Sugimoto & Co., Ltd.	34,100	265,562
Sumitomo Densetsu Co., Ltd.	104,600	363,901
*Sumitomo Mitsui Construction Co., Ltd.	256,200	175,016
#Sumitomo Precision Products Co., Ltd.	150,000	563,344
Sumitomo Warehouse Co., Ltd.	348,000	1,805,224
*Suzuki Metal Industry Co., Ltd.	71,000	124,421
*SWCC Showa Holdings Co., Ltd.	831,000	649,466
*Tadano, Ltd.	306,579	1,370,092
Taihei Dengyo Kaisha, Ltd.	138,000	963,522
Taihei Kogyo Co., Ltd.	244,000	1,035,431
Taiheiyo Kouhatsu, Inc.	95,000	63,325
#Taikisha, Ltd.	124,300	1,667,747
#Takada Kiko Co., Ltd.	289,000	545,118
Takano Co., Ltd.	52,000	244,611
#Takara Printing Co., Ltd.	38,055	299,643
Takara Standard Co., Ltd.	483,000	2,970,009
#Takasago Thermal Engineering Co., Ltd.	279,000	1,971,552
#Takashima & Co., Ltd.	137,000	196,877
Takigami Steel Construction Co., Ltd.	50,000	128,766
*Takisawa Machine Tool Co., Ltd.	191,000	178,652
*Takuma Co., Ltd.	297,000	725,801
*Tanseisha Co., Ltd.	74,000	157,039
Tatsuta Electric Wire & Cable Co., Ltd.	215,000	496,071
TECHNO ASSOCIE Co., Ltd.	58,400	456,778
Techno Ryowa, Ltd.	71,390	346,396
#Teikoku Electric Manufacturing Co., Ltd.	31,800	609,555
*Tekken Corp.	521,000	433,649
#Temp Holdings Co., Ltd.	21,000	185,982
Teraoka Seisakusho Co., Ltd.	53,600	237,814
Toa Corp.	744,000	628,511
TOA ROAD Corp.	155,000	225,724
#*Tobishima Corp.	1,548,500	385,148
Tocalo Co., Ltd.	51,600	875,732
Toda Corp.	656,000	2,210,306
Toenec Corp.	204,000	1,042,886
Tokai Lease Co., Ltd.	86,000	149,671
#Toko Electric Corp.	88,000	445,200
Tokyo Energy & Systems, Inc.	126,000	736,435
TOKYO KEIKI, Inc.	265,000	349,776
#*Tokyo Kikai Seisakusho, Ltd.	300,000	241,949
Tokyo Sangyo Co., Ltd.	78,000	230,591
#Tokyu Community Corp.	31,200	845,437
Toli Corp.	207,000	323,257
#Tomoe Corp.	115,500	359,570
Tonami Holdings Co., Ltd.	331,000	517,903
Toppan Forms Co., Ltd.	124,900	1,108,421
*Tori Holdings Co., Ltd.	217,700	48,610
#Torishima Pump Manufacturing Co., Ltd.	80,500	1,328,139
Toshiba Machine Co., Ltd.	340,000	1,395,743
#Toshiba Plant Kensetsu Co., Ltd.	182,450	2,398,417
*Tosho Printing Co., Ltd.	243,000	361,733

1155

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Totetsu Kogyo Co., Ltd.	122,000	$710,547
#*Totoku Electric Co., Ltd.	66,000	55,625
#Toyo Electric Manufacturing Co., Ltd.	149,000	639,827
Toyo Engineering Corp.	556,400	1,774,092
Toyo Machinery & Metal Co., Ltd.	42,400	118,193
*Toyo Shutter Co., Ltd.	7,100	21,736
#Toyo Tanso Co., Ltd.	32,400	1,854,056
#Toyo Wharf & Warehouse Co., Ltd.	274,000	436,057
Trinity Industrial Corp.	56,000	170,931
Trusco Nakayama Corp.	95,200	1,387,435
Tsubakimoto Chain Co.	555,700	2,456,404
Tsubakimoto Kogyo Co., Ltd.	97,000	239,149
#Tsugami Corp.	252,000	1,584,152
Tsukishima Kikai Co., Ltd.	121,000	764,093
Tsurumi Manufacturing Co., Ltd.	94,000	560,045
Tsuzuki Denki Co., Ltd.	75,000	327,298
TTK Co., Ltd.	62,000	248,834
Uchida Yoko Co., Ltd.	171,000	566,637
Ueki Corp.	453,000	684,909
Union Tool Co.	56,900	1,456,770
Utoc Corp.	96,400	248,483
#*Wakachiku Construction Co., Ltd.	1,710,000	808,696
Weathernews, Inc.	26,700	401,094
#Yahagi Construction Co., Ltd.	136,000	771,847
Yamabiko Corp.	28,782	213,696
Yamato Corp.	82,000	281,660
Yamaura Corp.	40,500	91,319
#Yamazen Co., Ltd.	294,000	1,199,991
Yasuda Warehouse Co., Ltd. (The)	98,200	594,916
Yokogawa Bridge Holdings Corp.	139,400	743,907
Yondenko Corp.	133,800	493,953
*Yuasa Trading Co., Ltd.	779,000	646,944
Yuken Kogyo Co., Ltd.	156,000	305,588
Yurtec Corp.	221,000	769,112
Yusen Logistics Co., Ltd.	55,500	767,753
#Yushin Precision Equipment Co., Ltd.	53,334	963,386

Total Industrials		311,327,102

Information Technology — (9.8%)
Ai Holdings Corp.	182,600	617,392
Aichi Tokei Denki Co., Ltd.	113,000	311,903
#Aiphone Co., Ltd.	70,900	1,034,205
Allied Telesis Holdings K.K.	470,700	609,438
#Alpha Systems, Inc.	27,300	533,818
#Alps Electric Co., Ltd.	281,695	2,524,047
#Anritsu Corp.	435,000	2,805,777
AOI Electronic Co., Ltd.	37,400	358,607
*Apic Yamada Corp.	36,000	100,750
Arisawa Manufacturing Co., Ltd.	18,600	91,280
Asahi Net, Inc.	21,000	73,824
CAC Corp.	68,700	479,318
Canon Electronics, Inc.	68,200	1,790,151
Capcom Co., Ltd.	167,200	2,628,070
Chino Corp.	151,000	346,670
CMK Corp.	74,300	293,006
Computer Engineering & Consulting, Ltd.	61,500	265,723
Core Corp.	45,700	323,477
Cresco, Ltd.	23,200	108,654
#*CSK Corp.	431,900	1,447,429
Cybernet Systems Co., Ltd.	85	21,839
#Cybozu, Inc.	895	229,914

1156

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
*Daiko Denshi Tsushin, Ltd.	12,000	$16,116
*Dainippon Screen Manufacturing Co., Ltd.	731,000	4,159,684
Denki Kogyo Co., Ltd.	234,000	938,657
DKK TOA Corp.	31,000	90,459
DTS Corp.	84,900	903,186
#*Dwango Co., Ltd.	231	466,642
#Eizo Nanao Corp.	73,100	1,490,171
Elematec Corp.	1,700	21,460
*Elna Co., Ltd.	97,000	97,409
Enplas Corp.	14,400	184,083
ESPEC Corp.	79,800	448,680
Faith, Inc.	54	3,881
#*FDK Corp.	409,000	558,613
*Fuji Electronics Co., Ltd.	1,200	15,412
#Fuji Soft, Inc.	96,400	1,426,897
*Fujitsu Component, Ltd.	139	46,573
Fujitsu Frontech, Ltd.	78,600	581,610
Fuso Dentsu Co., Ltd.	16,000	62,361
Future Architect, Inc.	1,206	438,290
GMO Internet, Inc.	61,200	218,851
Hakuto Co., Ltd.	69,100	584,797
*Hioki EE Corp.	6,000	114,321
Hitachi Business Solution Co., Ltd.	43,200	376,413
Hitachi Kokusai Electric, Inc.	239,500	2,175,861
#Hochiki Corp.	97,000	436,312
Hokuriku Electric Industry Co., Ltd.	289,000	545,057
Horiba, Ltd.	120,500	2,959,345
#Hosiden Corp.	241,300	2,394,303
#Icom, Inc.	47,600	1,280,082
#*Ikegami Tsushinki Co., Ltd.	174,000	105,798
#Ines Corp.	153,900	929,592
I-Net Corp.	47,800	249,832
Information Services International-Dentsu, Ltd.	76,700	488,207
Innotech Corp.	2,000	9,929
Internet Initiative Japan, Inc.	407	876,869
Ishii Hyoki Co., Ltd.	23,700	195,429
IT Holdings Corp.	262,401	2,897,221
#*ITC Networks Corp.	35,700	172,656
Itfor, Inc.	1,900	5,531
*Iwatsu Electric Co., Ltd.	303,000	218,532
Japan Aviation Electronics Industry, Ltd.	240,600	1,596,769
Japan Business Computer Co., Ltd.	73,200	450,211
#Japan Cash Machine Co., Ltd.	84,315	625,370
#Japan Digital Laboratory Co., Ltd.	104,900	1,049,307
Japan Radio Co., Ltd.	376,000	848,200
#Jastec Co., Ltd.	61,400	385,007
JBIS Holdings, Inc.	79,600	283,989
JIEC Co., Ltd.	199	176,413
Kaga Electronics Co., Ltd.	95,100	1,017,528
#Kakaku.com, Inc.	573	2,765,044
Kanematsu Electronics, Ltd.	83,100	798,674
Kawatetsu Systems, Inc.	174	131,356
Koa Corp.	144,800	1,474,022
*Kubotek Corp.	370	89,274
Kyoden Co., Ltd.	160,000	223,699
Kyowa Electronic Instruments Co., Ltd.	52,000	155,731
Macnica, Inc.	47,900	920,211
*Macromill, Inc.	127	195,936
Marubun Corp.	96,100	444,651
Maruwa Co., Ltd.	36,500	883,425
Maspro Denkoh Corp.	61,000	571,861

1157

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
#Megachips Corp.	81,300	$1,426,126
*Meisei Electric Co., Ltd.	359,000	249,448
Melco Holdings, Inc.	41,100	1,332,099
Mimasu Semiconductor Industry Co., Ltd.	82,881	813,774
Miroku Jyoho Service Co., Ltd.	107,000	278,635
*Mitsui High-Tec, Inc.	131,600	662,253
Mitsui Knowledge Industry Co., Ltd.	3,688	583,157
Mitsumi Electric Co., Ltd.	71,100	1,208,926
#*Mutoh Holdings Co., Ltd.	160,000	338,175
*Nagano Japan Radio Co., Ltd.	85,000	106,769
Nagano Keiki Co., Ltd.	600	4,612
Nakayo Telecommunications, Inc.	542,000	996,217
NEC Fielding, Ltd.	91,200	979,548
NEC Mobiling, Ltd.	45,100	1,131,042
#Net One Systems Co., Ltd.	1,889	2,630,500
#*New Japan Radio Co., Ltd.	37,000	91,519
Nichicon Corp.	258,800	2,877,646
Nidec Copal Electronics Corp.	21,100	147,154
#Nidec Sankyo Corp.	191,000	1,352,910
#Nihon Dempa Kogyo Co., Ltd.	66,900	1,211,340
#*Nihon Inter Electronics Corp.	104,700	149,009
Nihon Unisys, Ltd.	202,175	1,286,501
*Nippon Avionics Co., Ltd.	78,000	133,153
#Nippon Ceramic Co., Ltd.	83,100	1,403,212
#*Nippon Chemi-Con Corp.	472,000	1,891,394
Nippon Systemware Co., Ltd.	27,900	105,461
Nohmi Bosai, Ltd.	116,000	666,840
#NS Solutions Corp.	66,700	1,241,684
#NSD Co., Ltd.	170,300	1,811,988
Obic Business Consultants Co., Ltd.	18,800	943,580
Okaya Electric Industries Co., Ltd.	73,000	274,742
*Oki Electric Industry Co., Ltd.	2,162,000	1,877,603
ONO Sokki Co., Ltd.	103,000	250,842
Optex Co., Ltd.	10,400	125,296
*Origin Electric Co., Ltd.	105,000	363,683
#Osaki Electric Co., Ltd.	116,000	859,793
*Panasonic Electric Works Information Systems Co., Ltd.	9,800	267,113
PCA Corp.	17,500	184,877
#*Pixela Corp.	18,400	44,264
Riken Keiki Co., Ltd.	77,800	486,172
Roland DG Corp.	51,500	714,849
Ryoden Trading Co., Ltd.	141,000	754,691
Ryosan Co., Ltd.	122,000	3,004,852
Ryoyo Electro Corp.	108,000	998,207
Sanken Electric Co., Ltd.	338,000	1,208,514
Sanko Co., Ltd.	22,000	61,667
Sanshin Electronics Co., Ltd.	108,100	874,708
Satori Electric Co., Ltd.	56,380	394,170
*Saxa Holdings, Inc.	194,000	269,525
*Sekonic Corp.	15,000	18,498
*Shibaura Mechatronics Corp.	138,000	441,750
*Shindengen Electric Manufacturing Co., Ltd.	296,000	1,191,696
#Shinkawa, Ltd.	68,300	663,651
*Shinko Electric Industries Co., Ltd.	11,700	113,894
Shinko Shoji Co., Ltd.	75,900	561,580
Shizuki Electric Co., Inc.	103,000	355,656
Siix Corp.	82,100	736,092
#*Simplex Holdings, Inc.	686	311,755
#SMK Corp.	263,000	1,127,376
Softbank Technology Corp.	100	696
So-net Entertainment Corp.	426	1,102,896

1158

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
SRA Holdings	49,700	$471,806
Star Micronics Co., Ltd.	137,200	1,308,662
Sumida Corp.	61,549	509,247
Sumisho Computer Systems Corp.	103,400	1,531,648
Sun-Wa Technos Corp.	500	3,032
#Sunx, Ltd.	109,000	608,721
#*Systena Corp.	1,096	863,346
Tachibana Eletech Co., Ltd.	62,400	443,648
Taiyo Yuden Co., Ltd.	113,000	1,451,788
#Tamura Corp.	249,000	615,445
*Teac Corp.	292,000	134,056
Tecmo Koei Holdings Co., Ltd.	143,730	899,346
Teikoku Tsushin Kogyo Co., Ltd.	172,000	392,031
#TKC, Corp.	83,700	1,662,548
#*Toko, Inc.	304,000	458,659
Tokyo Denpa Co., Ltd.	24,900	131,262
Tokyo Electron Device, Ltd.	352	562,169
Tokyo Seimitsu Co., Ltd.	138,200	1,787,470
Tomen Electronics Corp.	50,600	626,899
#Topcon Corp.	160,500	617,307
Tose Co., Ltd.	22,100	127,758
Toshiba TEC Corp.	404,000	1,587,034
Toukei Computer Co., Ltd.	27,710	386,002
#*Towa Corp.	41,900	277,274
#Toyo Corp.	110,600	1,030,272
Trans Cosmos, Inc.	116,900	919,047
Ulvac, Inc.	130,200	2,621,267
*Uniden Corp.	121,000	241,791
#*Wacom Co., Ltd.	1,310	1,495,590
XNET Corp.	21	33,522
#*Yamaichi Electronics Co., Ltd.	96,500	260,929
*Yaskawa Information Systems Corp.	40,000	118,375
Yokowo Co., Ltd.	69,500	354,656
Zuken, Inc.	94,600	640,216

Total Information Technology		134,135,695

Materials — (11.2%)
Achilles Corp.	670,000	874,422
Adeka Corp.	331,700	3,535,829
Agro-Kanesho Co., Ltd.	7,000	69,582
Aichi Steel Corp.	367,000	2,038,495
Arakawa Chemical Industries, Ltd.	67,700	706,476
Araya Industrial Co., Ltd.	204,000	303,396
Aronkasei Co., Ltd.	124,000	501,826
Asahi Organic Chemicals Industry Co., Ltd.	325,000	752,616
Chuetsu Pulp & Paper Co., Ltd.	395,000	643,394
*Chugai Mining Co., Ltd.	852,400	318,360
Chugoku Marine Paints, Ltd.	230,000	1,665,972
*Chugokukogyo Co., Ltd.	62,000	62,200
Chuo Denki Kogyo Co., Ltd.	90,000	514,523
#*Co-Op Chemical Co., Ltd.	159,000	188,340
#*Dai Nippon Toryo, Ltd.	488,000	467,369
#Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	504,557
Daiichi Kogyo Seiyaku Co., Ltd.	121,000	298,701
Daiken Corp.	382,000	878,462
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	306,000	1,290,074
Daio Paper Corp.	201,500	1,308,682
Daiso Co., Ltd.	343,000	903,368
DC Co., Ltd.	113,900	168,435
DIC Corp.	629,000	1,169,046
Dynapac Co., Ltd.	25,000	70,966

1159

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
*Earth Chemical Co., Ltd.	17,700	$600,938
FP Corp.	58,500	3,229,497
#Fuji Seal International, Inc.	56,100	1,137,546
Fujikura Kasei Co., Ltd.	94,500	566,365
Fujimi, Inc.	1,800	25,642
Fumakilla, Ltd.	85,000	380,622
Furukawa-Sky Aluminum Corp.	161,000	426,291
Geostar Corp.	38,000	44,225
Godo Steel, Ltd.	521,000	980,134
#Gun Ei Chemical Industry Co., Ltd.	262,000	678,218
Harima Chemicals, Inc.	78,000	436,517
#Hodogaya Chemical Co., Ltd.	265,000	763,716
Hokkan Holdings, Ltd.	210,000	520,410
Hokko Chemical Industry Co., Ltd.	90,000	264,141
#Hokuetsu Kishu Paper Co., Ltd.	551,199	2,549,239
*Hokushin Co., Ltd.	61,400	71,810
Honshu Chemical Industry Co., Ltd.	35,000	222,727
Ihara Chemical Industry Co., Ltd.	155,000	436,953
Ise Chemical Corp.	86,000	549,457
*Ishihara Sangyo Kaisha, Ltd.	1,292,500	931,605
*Japan Carlit Co., Ltd.	59,800	284,684
JSP Corp.	100,100	1,152,415
#Kanto Denka Kogyo Co., Ltd.	186,000	1,397,257
Katakura Chikkarin Co., Ltd.	43,000	127,335
Kawakin Holdings Co., Ltd.	11,000	36,776
Kawasaki Kasei Chemicals, Ltd.	121,000	151,976
#Koatsu Gas Kogyo Co., Ltd.	161,000	884,732
Kohsoku Corp.	62,800	565,709
Konishi Co., Ltd.	66,900	779,816
#Kumiai Chemical Industry Co., Ltd.	224,000	726,726
#Kureha Corp.	545,500	3,096,346
Kurosaki Harima Corp.	210,000	695,594
Kyoei Steel, Ltd.	47,300	576,052
Lintec Corp.	52,600	1,181,255
MEC Co., Ltd.	61,200	225,486
*Mitsubishi Paper Mills, Ltd.	1,094,000	1,113,988
Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,246,724
Mitsui Mining & Smelting Co., Ltd.	350,000	1,067,450
Mory Industries, Inc.	154,000	506,713
Nakabayashi Co., Ltd.	181,000	357,386
*Nakayama Steel Works, Ltd.	413,000	512,155
Neturen Co., Ltd.	145,200	1,051,486
Nichia Steel Works, Ltd.	175,900	396,773
Nihon Kagaku Sangyo Co., Ltd.	79,000	571,003
#Nihon Nohyaku Co., Ltd.	216,000	1,243,722
Nihon Parkerizing Co., Ltd.	230,000	3,013,274
Nihon Seiko Co., Ltd.	18,000	50,159
Nihon Yamamura Glass Co., Ltd.	360,000	913,176
#*Nippon Carbide Industries Co., Inc.	201,000	513,302
Nippon Chemical Industrial Co., Ltd.	281,000	638,054
Nippon Chutetsukan K.K.	50,000	66,960
Nippon Chuzo K.K.	111,000	104,562
#Nippon Coke & Engineering Co., Ltd.	772,500	1,259,483
#Nippon Concrete Industries Co., Ltd.	157,000	239,601
Nippon Denko Co., Ltd.	372,000	2,756,092
Nippon Fine Chemical Co., Ltd.	85,600	487,604
#Nippon Kasei Chemical Co., Ltd.	355,000	797,866
#*Nippon Kinzoku Co., Ltd.	222,000	369,315
*Nippon Koshuha Steel Co., Ltd.	366,000	359,028
*Nippon Light Metal Co., Ltd.	1,548,000	2,600,679
#*Nippon Metal Industry Co., Ltd.	556,000	676,687

1160

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
Nippon Paint Co., Ltd.	691,200	$5,107,460
Nippon Pigment Co., Ltd.	43,000	110,344
Nippon Pillar Packing Co., Ltd.	83,000	473,104
Nippon Soda Co., Ltd.	515,000	2,222,897
#Nippon Synthetic Chemical Industry Co., Ltd. (The)	245,000	1,434,660
Nippon Valqua Industries, Ltd.	313,000	890,031
#*Nippon Yakin Kogyo Co., Ltd.	395,500	1,159,118
Nittetsu Mining Co., Ltd.	273,000	1,027,098
Nitto FC Co., Ltd.	72,000	384,177
#NOF Corp.	673,000	3,103,136
Okabe Co., Ltd.	186,900	718,544
Okamoto Industries, Inc.	384,000	1,609,218
*Okura Industrial Co., Ltd.	211,000	516,145
#Osaka Organic Chemical Industry, Ltd.	66,000	383,029
Osaka Steel Co., Ltd.	73,900	1,100,939
#Osaka Titanium Technologies Co., Ltd.	13,900	649,118
#Pacific Metals Co., Ltd.	341,000	2,835,502
#Pack Corp. (The)	66,200	1,221,280
Riken Technos Corp.	197,000	520,357
*S Science Co., Ltd.	3,183,000	79,110
#S.T. Chemical Co., Ltd.	78,500	857,959
Sakai Chemical Industry Co., Ltd.	355,000	1,466,523
Sakata INX Corp.	208,000	901,139
Sanyo Chemical Industries, Ltd.	292,000	2,176,516
#Sanyo Special Steel Co., Ltd.	459,300	2,260,510
Sekisui Plastics Co., Ltd.	209,000	852,809
Shikoku Chemicals Corp.	177,000	973,511
Shinagawa Refractories Co., Ltd.	224,000	489,214
Shin-Etsu Polymer Co., Ltd.	214,700	1,134,931
Shinko Wire Co., Ltd.	185,000	268,517
Somar Corp.	43,000	109,619
#Stella Chemifa Corp.	40,800	1,753,326
Sumitomo Bakelite Co., Ltd.	441,000	2,389,000
*Sumitomo Light Metal Industries, Ltd.	1,248,000	1,380,765
Sumitomo Osaka Cement Co., Ltd.	1,143,000	2,215,102
Sumitomo Pipe & Tube Co., Ltd.	108,100	619,449
Sumitomo Seika Chemicals Co., Ltd.	214,000	832,836
T. Hasegawa Co., Ltd.	116,800	1,831,002
#*Taiheiyo Cement Corp.	2,740,000	2,957,582
#Taisei Lamick Co., Ltd.	18,500	474,758
Taiyo Holdings Co., Ltd.	36,100	1,023,197
Takasago International Corp.	339,000	1,637,428
Takiron Co., Ltd.	202,000	620,452
Tayca Corp.	151,000	481,718
Tenma Corp.	87,000	828,442
#*Titan Kogyo K.K.	59,000	153,127
Toagosei Co., Ltd.	897,000	3,933,092
#Toda Kogyo Corp.	155,000	1,363,940
#*Toho Titanium Co., Ltd.	77,300	1,989,848
Toho Zinc Co., Ltd.	425,000	1,787,662
Tokai Carbon Co., Ltd.	556,000	3,278,348
Tokushu Tokai Paper Co., Ltd.	501,580	1,070,833
Tokyo Ohka Kogyo Co., Ltd.	129,100	2,382,426
#Tokyo Rope Manufacturing Co., Ltd.	532,000	1,427,029
#*Tomoegawa Paper Co., Ltd.	125,000	284,389
Tomoku Co., Ltd.	294,000	698,056
Topy Industries, Ltd.	737,000	1,811,986
Toyo Ink Manufacturing Co., Ltd.	591,000	2,410,964
Toyo Kohan Co., Ltd.	237,000	1,193,539
TYK Corp.	142,000	318,732
Ube Material Industries, Ltd.	266,000	629,830

1161

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
Wood One Co., Ltd.	169,000	$456,983
Yodogawa Steel Works, Ltd.	562,500	2,080,296
Yuki Gosei Kogyo Co., Ltd.	64,000	160,544
Yushiro Chemical Industry Co., Ltd.	51,000	611,789

Total Materials		152,971,530

Real Estate Investment Trusts — (0.0%)
*Tosei Corp.	72	25,319

Telecommunication Services — (0.0%)
*Invoice, Inc.	38,630	481,027

Utilities — (0.6%)
Hokkaido Gas Co., Ltd.	210,000	631,733
Hokuriku Gas Co., Ltd.	99,000	252,304
Okinawa Electric Power Co., Ltd.	41,371	1,900,963
#Saibu Gas Co., Ltd.	1,268,000	3,614,327
Shizuoka Gas Co., Ltd.	241,500	1,412,277
#Tokai Corp.	221,000	896,157

Total Utilities		8,707,761

TOTAL COMMON STOCKS		1,201,989,931

RIGHTS/WARRANTS — (0.0%)
*Oak Capital Corp. Warrants 11/30/11	55,735	—

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $4,900,000 FNMA 5.50%, 12/01/38, valued at $2,521,716) to be repurchased at $2,483,039	$2,483	2,483,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.2%)
§@DFA Short Term Investment Fund	165,468,050	165,468,050
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $2,795,227)## to be repurchased at $2,740,469	$2,740	2,740,419

TOTAL SECURITIES LENDING COLLATERAL		168,208,469

TOTAL INVESTMENTS — (100.0%) (Cost $1,588,187,054)		$1,372,681,400

1162

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (86.2%)
AUSTRALIA — (51.7%)
#*Acrux, Ltd.	129,491	$379,868
*Adacel Technologies, Ltd.	113,249	39,951
#*Adamus Resources, Ltd.	1,326,467	794,855
*ADCorp. Australia, Ltd.	212,402	42,288
Adelaide Brighton, Ltd.	1,781,776	6,244,398
*Aditya Birla Minerals, Ltd.	841,658	1,002,725
Adtrans Group, Ltd.	38,110	130,248
*ADX Energy, Ltd.	473,905	44,644
#*AED Oil, Ltd.	325,115	151,646
Aevum, Ltd.	452,176	783,453
*Agenix, Ltd.	707,478	17,325
*AGL Energy, Ltd.	22,311	352,270
*Ainsworth Game Technology, Ltd.	290,243	42,361
*AJ Lucas Group, Ltd.	320,999	750,549
#*Alchemia, Ltd.	724,903	372,334
#Alesco Corp., Ltd.	457,971	1,117,546
#*Alkane Resources, Ltd.	938,520	716,761
#*Alliance Resources, Ltd.	415,578	175,877
*Allied Medical, Ltd.	11,745	—
*Altium, Ltd.	30,000	4,989
*Amadeus Energy, Ltd.	819,137	200,893
Amalgamated Holdings, Ltd.	460,930	2,832,858
*Amcom Telecommunications, Ltd.	1,315,204	436,968
Ammtec, Ltd.	22,534	93,097
*Andean Resources, Ltd.	1,464,837	9,136,669
Ansell, Ltd.	473,632	6,295,905
#*Antares Energy, Ltd.	934,515	434,816
AP Eagers, Ltd.	37,790	481,895
APA Group, Ltd.	1,702,846	6,518,392
*Apex Minerals NL	1,895,791	34,956
#APN News & Media, Ltd.	1,520,163	2,882,895
#*Arafura Resources, Ltd.	726,751	993,895
*ARB Corp., Ltd.	324,213	2,279,358
Ariadne Australia, Ltd.	267,324	79,479
#Aristocrat Leisure, Ltd.	983,123	3,387,383
*Arturus Capital, Ltd.	86,152	6,751
ASG Group, Ltd.	303,152	379,998
*Astron, Ltd.	87,221	176,604
#*Atlas Iron, Ltd.	1,051,157	2,595,391
*Aurora Oil & Gas, Ltd.	768,019	980,612
Ausdrill, Ltd.	884,082	2,072,160
#*Ausenco, Ltd.	132,519	332,260
Austal, Ltd.	558,220	1,341,121
*Austar United Communications, Ltd.	2,751,397	2,635,731
Austbrokers Holdings, Ltd.	81,996	401,008
Austereo Group, Ltd.	1,001,750	1,611,351
#Austin Engineering, Ltd.	116,008	525,863
*Austpac Resources NL	1,052,545	36,035
#*Australian Agricultural Co., Ltd.	801,009	1,256,069
Australian Infrastructure Fund NL	3,018,033	5,854,222
Australian Pharmaceutical Industries, Ltd.	8,248,388	4,170,326
*Australian Worldwide Exploration, Ltd.	1,952,017	2,887,032
*Autodom, Ltd.	170,874	11,047
Automotive Holdings Group NL	408,367	913,939
*Autron Corporation, Ltd.	989,247	12,597
#AVJennings, Ltd.	5,350,378	2,974,677
*Avoca Resources, Ltd.	656,313	2,034,329
*AWB, Ltd.	3,807,619	5,542,901

1163

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Ballarat South Gold, Ltd.	1,996	$17,644
*Bandanna Energy, Ltd.	522	625
Bank of Queensland, Ltd.	73,597	750,560
#*Bannerman Resources, Ltd.	287,019	141,729
*BC Iron, Ltd.	236,493	542,155
Beach Petroleum, Ltd.	4,219,558	2,771,327
*Berkeley Resources, Ltd.	152,268	237,765
Beyond International, Ltd.	61,256	45,002
Billabong International, Ltd.	327,739	2,611,718
*Biota Holdings, Ltd.	931,131	884,522
*Bisalloy Steel Group, Ltd.	469,001	82,733
Blackmores, Ltd.	76,842	2,071,496
#*BMA Gold, Ltd.	630,072	207,943
Boart Longyear Group	1,686,718	5,985,737
*Boom Logistics, Ltd.	51,533	25,238
*Boulder Steel, Ltd.	1,667,795	185,577
#*Bow Energy, Ltd.	675,655	764,964
Bradken, Ltd.	589,828	4,743,303
Breville Group, Ltd.	598,466	1,537,406
Brickworks, Ltd.	132,797	1,480,345
#*Brockman Resources, Ltd.	653,924	2,590,102
BSA, Ltd.	617,134	154,312
BT Investment Management, Ltd.	147,529	381,975
Cabcharge Australia, Ltd.	449,774	2,528,701
Calliden Group, Ltd.	633,393	163,161
#Campbell Brothers, Ltd.	290,863	10,019,193
Cape Lambert Iron Ore, Ltd.	35,404	14,187
*Cape Range Wireless, Ltd.	7,260	—
*Capral, Ltd.	58,499	8,060
#Cardno, Ltd.	288,741	1,355,665
*Carnarvon Petroleum, Ltd.	3,731,313	1,796,544
*Carnegie Wave Energy, Ltd.	1,008,948	138,820
#Cash Converters International, Ltd.	1,160,309	651,934
*Catalpa Resources, Ltd.	373,770	731,607
*CDS Technologies, Ltd.	13,276	—
Cedar Woods Properties, Ltd.	105,205	317,906
Cellestis, Ltd.	387,333	902,450
*Cellnet Group, Ltd.	899,404	315,963
#*Centaurus Metals, Ltd.	867,512	80,407
Centrebet International, Ltd.	36,892	56,307
*Centrex Metals, Ltd.	51,889	19,580
#*Ceramic Fuel Cells, Ltd.	2,622,070	460,850
*CGA Mining, Ltd.	5,702	16,365
Challenger Financial Services Group, Ltd.	1,750,037	7,893,293
Chandler Macleod Group, Ltd.	88,156	31,025
*Chemeq, Ltd.	166,742	13,557
#*ChemGenex Pharmaceuticals, Ltd. (6273635)	621,179	328,647
*ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,823
*Citadel Resource Group, Ltd.	5,540,627	2,631,178
*Citigold Corp., Ltd.	3,765,806	365,331
Clarius Group, Ltd.	1,033,818	725,783
#*Clinuvel Pharmaceuticals, Ltd.	1,184,356	208,334
Clough, Ltd.	1,462,308	952,835
Clover Corp., Ltd.	269,348	93,856
*CO2 Group, Ltd.	844,559	140,425
*Coal of Africa, Ltd.	452,906	629,348
#*Coalspur Mines, Ltd.	953,101	1,081,314
#*Cockatoo Coal, Ltd.	2,444,203	1,308,881
Codan, Ltd.	150,672	226,135
#Coffey International, Ltd.	587,435	609,319
Collection House, Ltd.	1,758,898	1,276,336

1164

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Comet Ridge, Ltd.	65,567	$9,579
#ConnectEast Group, Ltd.	13,951,937	5,936,849
#*Conquest Mining, Ltd.	1,082,609	579,985
Consolidated Media Holdings, Ltd.	1,225,674	4,026,953
*Cooper Energy, Ltd.	226,428	99,591
#Count Financial, Ltd.	798,391	1,023,407
Coventry Group, Ltd.	144,778	333,520
#Crane Group, Ltd.	362,759	2,698,262
#Credit Corp. Group, Ltd.	34,961	107,561
*Crescent Gold, Ltd.	1,124,856	171,281
#CSG, Ltd.	574,628	1,009,491
*CudeCo., Ltd.	316,283	742,174
*Cue Energy Resources, Ltd.	956,173	371,159
#*Customers, Ltd.	477,130	868,792
Data#3, Ltd.	7,813	74,899
#David Jones, Ltd.	1,447,885	6,744,051
#*Decmil Group, Ltd.	207,545	527,096
*Deep Yellow, Ltd.	125,252	27,733
Devine, Ltd.	2,006,856	548,304
*Discovery Metals, Ltd.	869,311	997,108
Dominion Mining, Ltd.	382,377	1,125,547
Domino’s Pizza Enterprises, Ltd.	802	4,465
#Downer EDI, Ltd.	735,244	3,651,232
*Dragon Mining, Ltd.	1,665,100	262,142
*Drillsearch Energy, Ltd.	742,367	43,590
DUET Group, Ltd.	3,300,250	5,624,843
*DuluxGroup, Ltd.	27,501	72,734
#DWS Advanced Business Solutions, Ltd.	158,745	258,751
#*Dyesol, Ltd.	308,239	234,755
#*Eastern Star Gas, Ltd.	3,104,121	2,570,998
#*Elders, Ltd.	1,322,394	834,629
*Elementos, Ltd.	1,039	225
*Ellect Holdings, Ltd.	482	1,700
*Ellex Medical Lasers, Ltd.	197,605	53,748
Emeco Holdings, Ltd.	1,240,388	1,083,831
*Energy World Corp., Ltd.	3,752,842	1,425,283
#Envestra, Ltd.	4,552,356	2,323,369
Envirozel, Ltd.	283,266	20,825
Euroz, Ltd.	13,500	17,821
#*Extract Resources, Ltd.	255,209	1,916,891
#Fantastic Holdings, Ltd.	355,613	783,946
*FAR, Ltd.	414,263	28,811
#*Ferraus, Ltd.	148,325	107,688
*Finbar Group, Ltd.	39,320	53,956
FKP Property Group, Ltd.	1,498,249	1,378,928
#Fleetwood Corp., Ltd.	257,179	3,079,229
#FlexiGroup, Ltd.	597,372	877,212
#Flight Centre, Ltd.	192,954	4,317,514
#*Flinders Mines, Ltd.	6,798,057	799,954
*Focus Minerals, Ltd.	4,358,835	218,152
*Forest Enterprises Australia, Ltd.	2,849,173	125,590
Forge Group, Ltd.	208,416	878,578
*Forte Energy NL	1,022,518	83,209
*FTD Corp., Ltd.	20,365	199
#*Galaxy Resources, Ltd.	437,642	625,383
Gazal Corp., Ltd.	104,542	210,952
*Geodynamics, Ltd.	1,015,653	586,458
#*Gindalbie Metals, Ltd.	1,817,381	1,871,950
#*Giralia Resources NL	625,030	1,684,876
*Golden Rim Resources, Ltd.	105,937	18,674
Goodman Fielder, Ltd.	4,757,757	6,917,187

1165

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Gowing Bros., Ltd.	92,437	$212,701
Graincorp, Ltd. Series A	634,518	4,678,450
#*Grange Resources, Ltd.	1,179,696	785,385
#*Great Southern, Ltd.	9,302,784	—
*Greenland Minerals & Energy, Ltd.	280,924	208,424
#GUD Holdings, Ltd.	387,740	3,972,190
#*Gunns, Ltd.	2,872,620	1,913,292
GWA International, Ltd.	973,932	2,932,647
Hastie Group, Ltd.	810,423	1,229,834
*Havilah Resources NL	258,836	172,716
#*HFA Holdings, Ltd.	563,939	88,642
HGL, Ltd.	108,137	138,225
#*Highlands Pacific, Ltd.	2,651,500	1,055,341
Hills Industries, Ltd.	936,401	1,981,284
#*Horizon Oil, Ltd.	3,273,068	1,151,204
*Hutchison Telecommunications Australia, Ltd.	7,909,751	813,089
#*Icon Energy, Ltd.	641,396	115,944
IDT Australia, Ltd.	80,953	41,494
#iiNet, Ltd.	390,161	1,090,647
*Iluka Resources, Ltd.	1,472,781	9,747,906
#*Imdex, Ltd.	812,684	978,655
IMF Australia, Ltd.	299,313	431,531
*IMX Resources, Ltd.	594,082	261,968
Independence Group NL	552,303	3,801,187
*Indophil Resources NL	1,738,038	1,724,326
Industrea, Ltd.	3,947,387	1,777,133
Infigen Energy, Ltd.	1,556,089	1,124,390
Infomedia, Ltd.	1,458,074	329,623
*Innamincka Petroleum, Ltd.	172,297	22,763
*Integra Mining, Ltd.	1,988,072	997,998
Integrated Research, Ltd.	261,513	87,237
#*Intrepid Mines, Ltd.	1,275,220	2,074,192
#Invocare, Ltd.	539,854	3,462,628
#IOOF Holdings, Ltd.	950,183	6,692,291
Iress Market Technology, Ltd.	362,582	3,111,184
#*Iron Ore Holdings, Ltd.	329,441	553,469
#*iSOFT Group, Ltd.	2,688,547	253,051
#*Ivanhoe Australia, Ltd.	154,383	478,801
*Ixla, Ltd.	89,921	2,026
#*Jabiru Metals, Ltd.	1,999,578	1,096,186
#JB Hi-Fi, Ltd.	379,557	7,396,694
K&S Corp., Ltd.	168,916	409,848
#*Kagara, Ltd.	1,628,074	1,218,365
#*Kangaroo Resources, Ltd.	1,638,444	169,441
#*Karoon Gas Australia, Ltd.	667,086	6,155,517
#*Kimberley Metals, Ltd.	204,110	52,116
#*Kings Minerals NL	1,961,035	250,257
#Kingsgate Consolidated, Ltd.	409,970	4,028,563
#*Kingsrose Mining, Ltd.	319,536	339,430
*Lednium, Ltd.	195,019	15,282
Lemarne Corp., Ltd.	25,882	100,626
#Linc Energy, Ltd.	1,125,898	2,145,054
*Liquefied Natural Gas, Ltd.	516,898	315,376
Lycopodium, Ltd.	53,127	231,134
*Lynas Corp., Ltd.	6,385,207	9,202,825
#M2 Telecommunications Group, Ltd.	113,950	285,782
#MAC Services Group, Ltd.	203,673	766,413
#MacMahon Holdings, Ltd.	3,283,150	1,596,876
Macquarie Telecom Group, Ltd.	35,019	246,176
#*Magma Metals, Ltd.	240,771	137,019
*Manhattan Corp., Ltd.	7,972	7,788

1166

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Mantra Resources, Ltd.	138,423	$787,265
*Marion Energy, Ltd.	451,508	12,987
Maryborough Sugar Factory, Ltd.	3,384	9,049
MaxiTRANS Industries, Ltd.	942,578	267,185
*McGuigan Simeon Wines, Ltd.	2,238,544	906,983
#McMillan Shakespeare, Ltd.	217,612	1,515,313
#McPherson’s, Ltd.	303,441	925,612
#*Medusa Mining, Ltd.	388,790	2,122,270
#Melbourne IT, Ltd.	429,792	755,802
*MEO Australia, Ltd.	601,533	277,551
#Mermaid Marine Australia, Ltd. (6156941)	787,337	2,200,275
*Mermaid Marine Australia, Ltd. (61569RR)	55,274	154,309
*Mesoblast, Ltd.	102,927	255,868
#*Metgasco, Ltd.	440,223	221,672
*Mikoh Corp., Ltd.	813,548	38,057
*Minara Resources, Ltd.	1,046,783	779,313
Mincor Resources NL	946,204	1,657,455
*Mineral Deposits, Ltd.	508,287	573,266
#Mineral Resources, Ltd.	371,021	3,608,973
#*Mirabela Nickel, Ltd.	1,199,419	1,861,147
#*Mitchell Communications Group, Ltd.	1,333,070	1,573,811
#*Molopo Energy, Ltd.	1,131,021	1,128,469
Monadelphous Group, Ltd.	302,955	4,963,891
*Morning Star Gold NL	94,805	38,626
Mortgage Choice, Ltd.	641,387	753,321
*Mount Gibson Iron, Ltd.	2,962,399	5,885,580
*Murchison Metals, Ltd.	1,158,607	1,771,135
Namoi Cotton Cooperative, Ltd.	196,490	96,193
*Nanosonics, Ltd.	16,308	14,328
National Can Industries, Ltd.	97,017	133,046
Navitas, Ltd.	1,205,167	4,521,704
#*Neptune Marine Services, Ltd.	698,838	150,668
*Nexbis, Ltd.	580,630	41,582
#*Nexus Energy, Ltd.	2,957,188	1,355,353
NIB Holdings, Ltd.	339,801	415,657
#*Nido Petroleum, Ltd. (6165732)	5,312,071	702,462
*Nido Petroleum, Ltd. (61657RR)	781,083	103,290
*Norfolk Group, Ltd.	196,437	219,582
*North Australian Diamonds, Ltd.	333,270	11,521
*Northern Energy Corp., Ltd.	136,245	214,871
*Northern Iron, Ltd.	222,692	335,675
*Norton Gold Fields, Ltd.	276,468	53,978
*Novogen, Ltd.	391,119	47,580
*NRW Holdings, Ltd.	308,387	539,968
#Nufarm, Ltd.	561,415	2,502,399
Oakton, Ltd.	378,695	1,151,169
*Orbital Corp., Ltd.	492,642	13,604
#*Orocobre, Ltd.	244,317	583,957
OrotonGroup, Ltd.	79,968	620,300
*Otto Energy, Ltd.	1,486,012	119,138
*Pacific Brands, Ltd.	4,412,120	4,698,942
*Pacific Niugini, Ltd.	20,702	7,924
#*Pan Pacific Petroleum NL	1,094,343	203,921
*PanAust, Ltd.	8,757,197	6,425,678
Panoramic Resources, Ltd.	901,883	2,083,741
*Paperlinx, Ltd.	2,771,649	1,209,195
Patties Foods, Ltd.	22,996	29,749
*Payce Consolidated, Ltd.	29,670	43,595
#Peet, Ltd.	1,039,078	1,931,596
*Perilya, Ltd.	677,251	359,029
#Perpetual Trustees Australia, Ltd.	145,492	5,401,823

1167

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#*Perseus Mining, Ltd.	1,377,405	$4,047,188
#*Pharmaxis, Ltd.	815,846	2,253,128
Photon Group, Ltd.	240,874	16,025
*Planet Gas, Ltd.	55,177	4,030
*Plantcorp NL	4,329	—
#*Platinum Australia, Ltd.	983,731	636,617
PMP, Ltd.	1,813,797	1,360,587
#*Port Bouvard, Ltd.	270,578	27,830
*Poseidon Nickel, Ltd.	425,525	75,086
#Premier Investments, Ltd.	198,655	1,345,032
*Prima Biomed, Ltd.	1,575,197	200,794
Primary Health Care, Ltd.	1,717,450	5,255,394
Prime Media Group, Ltd.	1,001,480	639,414
#*PrimeAg Australia, Ltd.	18,825	26,320
Probiotec, Ltd.	8,144	7,368
Programmed Maintenance Service, Ltd.	549,269	1,052,882
*QRxPharma, Ltd.	6,876	6,254
*Quickstep Holdings, Ltd.	271,165	105,769
Ramelius Resources, Ltd.	147,307	104,730
RCR Tomlinson, Ltd.	1,082,680	1,476,211
#REA Group, Ltd.	192,233	2,026,400
Reckon, Ltd.	168,787	380,590
*Red Fork Energy, Ltd.	62,243	24,706
Redflex Holdings, Ltd.	377,855	952,501
#Reece Australia, Ltd.	238,457	5,205,510
*Regis Resources, Ltd.	955,707	1,499,351
Reject Shop, Ltd. (The)	112,300	2,023,427
#*Resolute Mining, Ltd.	1,442,710	1,861,353
*Resource Generation, Ltd.	94,910	53,806
#Retail Food Group, Ltd.	28,518	70,484
Reverse Corp., Ltd.	120,559	14,216
#*Rex Minerals, Ltd.	208,529	510,483
*RHG, Ltd.	518,226	359,482
Ridley Corp., Ltd.	1,283,068	1,546,683
#*RiverCity Motorway Group, Ltd.	1,563,354	19,834
*Riversdale Mining, Ltd.	816,637	8,595,557
*Roc Oil Co., Ltd.	1,448,827	590,333
Rock Building Society, Ltd.	30,256	77,032
Ross Human Directions, Ltd.	138,330	94,331
RP Data, Ltd.	10,477	12,191
*Runge, Ltd.	30,702	15,360
#Ruralco Holdings, Ltd.	88,146	215,194
#SAI Global, Ltd.	992,324	4,250,991
*Salinas Energy, Ltd.	637,362	96,214
#Salmat, Ltd.	690,131	2,777,769
#*Samson Oil & Gas, Ltd.	2,064,909	121,313
*Sandfire Resources NL	337,052	2,651,661
*Saracen Mineral Holdings, Ltd.	1,181,452	708,846
Schaffer Corp., Ltd.	33,766	151,939
SDI, Ltd.	169,883	38,830
#Sedgman, Ltd.	241,918	491,542
#Seek, Ltd.	666,916	4,729,187
Select Harvests, Ltd.	281,832	887,511
#Servcorp, Ltd.	307,866	912,914
*Service Stream, Ltd.	1,432,710	689,769
*Seven Group Holdings, Ltd.	723,898	5,239,495
Sigma Pharmaceuticals, Ltd.	4,862,235	2,152,431
*Sihayo Gold, Ltd.	169,168	32,359
#*Silex System, Ltd.	459,090	2,362,981
*Silver Lake Resources, Ltd.	429,217	979,166
#Sirtex Medical, Ltd.	218,417	1,293,397

1168

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#*Skilled Group, Ltd.	391,751	$563,253
*Slater & Gordon, Ltd.	12,760	23,398
SMS Management & Technology, Ltd.	302,811	2,031,414
Southern Cross Electrical Engineering, Ltd.	16,785	19,765
Southern Cross Media Group, Ltd.	1,517,898	3,339,134
SP Ausnet, Ltd.	852,696	775,481
#SP Telemedia, Ltd.	1,407,243	2,148,819
Spark Infrastructure Group, Ltd.	4,454,005	4,887,344
#Specialty Fashion Group, Ltd.	766,728	1,000,786
*Sphere Minerals, Ltd.	71,932	174,730
Spotless Group, Ltd.	1,144,847	2,563,185
*St. Barbara, Ltd.	9,348,675	3,822,176
*Starpharma Holdings, Ltd.	652,875	449,314
Straits Resources, Ltd.	878,069	1,609,691
Structural Systems, Ltd.	138,772	113,411
Stuart Petroleum, Ltd.	169,387	102,764
STW Communications Group, Ltd.	770,830	724,112
*Sundance Resources, Ltd.	6,460,379	1,827,895
*Sunland Group, Ltd.	741,191	576,672
Super Cheap Auto Group, Ltd.	832,879	5,437,284
#*Swick Mining Services, Ltd.	49,595	17,918
Symex Holdings, Ltd.	355,611	201,813
Talent2 International, Ltd.	474,826	696,657
*Tanami Gold NL	261,083	215,865
#*Tap Oil, Ltd.	2,094,148	1,628,947
Tassal Group, Ltd.	592,464	801,318
Technology One, Ltd.	1,332,269	1,294,265
#*Ten Network Holdings, Ltd.	3,318,272	4,685,349
*Terramin Australia, Ltd.	155,209	75,969
*TFS Corp., Ltd.	1,042,607	975,827
*Thakral Holdings Group, Ltd.	2,559,697	1,121,289
Thorn Group, Ltd.	265,186	430,719
#*Tiger Resources, Ltd.	728,441	260,269
*TNG, Ltd.	207,823	9,763
*Toro Energy, Ltd.	49,742	6,103
Tower Australia Group, Ltd.	1,514,406	3,582,796
#Tox Free Solutions, Ltd.	355,104	866,369
Transfield Services, Ltd.	1,322,886	4,492,942
#Transfield Services, Ltd. Infrastructure Fund	1,358,856	890,064
#*Transpacific Industries Group, Ltd.	1,480,862	1,792,909
#*Troy Resources NL	346,695	1,143,814
#Trust Co., Ltd. (The)	82,756	494,343
UGL, Ltd.	332,576	4,807,541
#UXC, Ltd.	1,169,545	576,341
*Victoria Petroleum NL	321,962	115,042
*View Resources, Ltd.	1,283,369	163,426
Village Roadshow, Ltd.	588,365	1,353,030
*Virgin Blue Holdings, Ltd.	5,609,863	2,369,348
Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	1,022	2,941
#Watpac, Ltd.	683,114	1,113,946
#*WDS, Ltd.	375,342	249,365
#Webjet, Ltd.	373,212	945,320
*Webster, Ltd.	144,737	63,857
#West Australian Newspapers Holdings, Ltd.	756,808	5,306,719
#Western Areas NL	529,359	3,054,037
*Westgold Resources, Ltd.	26,150	9,924
#*White Energy Co., Ltd.	507,234	1,888,860
*White Rock Minerals, Ltd.	1,968	694
*Whitehaven Coal, Ltd.	54,591	371,851
#WHK Group, Ltd.	1,202,433	1,288,573
#Wide Bay Australia, Ltd.	75,049	746,525

1169

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Willmott Forests, Ltd.	17,224	$5,399
#*Windimurra Vanadium, Ltd.	537,429	89,494
Wotif.com Holdings, Ltd.	477,282	2,190,473

TOTAL AUSTRALIA		555,384,968

HONG KONG — (19.2%)
*ABC Communications Holdings, Ltd.	726,000	121,228
Aeon Credit Service (Asia) Co., Ltd.	580,000	490,395
Aeon Stores Hong Kong Co., Ltd.	234,000	510,839
Alco Holdings, Ltd.	1,468,000	635,752
Allan International Holdings, Ltd.	720,000	336,445
Allied Group, Ltd.	683,200	2,534,956
Allied Properties, Ltd.	12,177,857	2,521,662
*Amax Holdings, Ltd.	1,650,000	30,417
*Apac Resources, Ltd.	10,240,000	662,039
*APT Satellite Holdings, Ltd.	850,000	295,722
#*Artel Solutions Group Holdings, Ltd.	7,885,000	437,890
*Artini China Co., Ltd.	2,530,000	166,982
Arts Optical International Holdings, Ltd.	730,000	321,780
Asia Commercial Holdings, Ltd.	131,040	50,772
Asia Financial Holdings, Ltd.	2,474,908	1,059,137
Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,723,959
Asia Standard Hotel Group, Ltd.	13,607,218	880,424
Asia Standard International Group, Ltd.	14,555,281	2,693,284
*Asia TeleMedia, Ltd.	2,832,000	36,536
*Associated International Hotels, Ltd.	954,000	2,010,767
Aupu Group Holding Co., Ltd.	2,336,000	419,070
*Automated Systems Holdings, Ltd.	394,000	87,099
Bauhaus International Holdings, Ltd.	308,000	134,567
*Beijing Enterprises Water Group, Ltd.	1,779,779	622,555
*Beijing Properties Holdings, Ltd.	5,972	587
*Bel Global Resources Holdings, Ltd.	2,576,000	55,161
*Bio-Dynamic Group, Ltd.	2,432,000	398,167
*Birmingham International Holdings, Ltd.	5,828,000	153,437
Bonjour Holdings, Ltd.	4,128,000	697,750
Bossini International Holdings, Ltd.	3,871,500	410,493
*Burwill Holdings, Ltd.	7,782,960	432,252
C C Land Holdings, Ltd.	5,365,000	2,061,520
Cafe de Coral Holdings, Ltd.	662,000	1,863,856
*Capital Estate, Ltd.	4,211,000	217,733
*Capital Publications, Ltd.	20,847,170	512,219
CASH Financial Services Group, Ltd.	119,565	29,874
Celestial Asia Securities Holdings, Ltd.	5,709,720	405,141
#Century City International Holdings, Ltd.	5,171,460	413,370
Century Sunshine Group Holdings, Ltd.	3,655,000	143,844
Champion Technology Holdings, Ltd.	7,334,000	232,324
Chen Hsong Holdings, Ltd.	728,000	340,790
Cheuk Nang Holdings, Ltd.	196,840	69,258
Chevalier International Holdings, Ltd.	733,482	794,799
Chevalier Pacific Holdings, Ltd.	5,112,500	191,931
*China Best Group Holding, Ltd.	3,721,400	61,469
*China Boon Holdings, Ltd.	4,540,000	243,060
*China Digicontent Co., Ltd.	2,710,000	3,496
*China Digital Licensing Group, Ltd.	900,000	47,648
*China Electronics Corp. Holdings Co., Ltd.	2,888,250	396,061
*China Energy Development Holdings, Ltd.	15,736,000	966,051
*China Flavors & Fragrances Co., Ltd.	138,711	35,696
*China Glass Holdings, Ltd.	120,000	80,772
*China Infrastructure Investment, Ltd.	8,680,000	375,845
*China Investments Holdings, Ltd.	210,000	6,754
*China LotSynergy Holdings, Ltd.	3,217,032	124,755

1170

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*China Mandarin Holdings, Ltd.	30,864,000	$158,465
China Metal International Holdings, Ltd.	2,582,000	661,268
*China Motion Telecom International, Ltd.	5,080,000	105,182
China Motor Bus Co., Ltd.	70,200	604,460
*China Ocean Shipbuilding Industry Group, Ltd.	4,137,500	98,609
*China Pipe Group, Ltd.	100,000	993
*China Properties Investment Holdings, Ltd.	3,520	797
#*China Public Procurement, Ltd.	5,352,000	469,519
*China Renji Medical Group, Ltd.	12,784,000	98,957
*China Solar Energy Holdings, Ltd.	15,590,000	361,978
*China Sonangol Resources Enterprise, Ltd.	330,000	63,659
*China Strategic Holdings, Ltd.	8,030,000	280,162
China Sunshine Paper Holdings Co., Ltd.	391,500	237,257
China Taisan Technology Group Holdings, Ltd.	545,000	86,750
*China Timber Resources Group, Ltd.	22,700,000	307,298
China Ting Group Holdings, Ltd.	1,329,151	218,168
#*China WindPower Group, Ltd.	13,470,000	1,392,758
*China Yunnan Tin Minerals Group, Ltd.	8,800,000	104,588
China-Hongkong Photo Products Holdings, Ltd.	1,909,000	162,142
#*Chinasoft International, Ltd.	2,020,000	571,806
*ChinaVision Media Group, Ltd.	4,320,000	386,243
Chinney Investments, Ltd.	1,144,000	176,006
#Chong Hing Bank, Ltd.	880,000	2,179,566
Chow Sang Sang Holdings, Ltd.	1,167,680	3,074,479
Chu Kong Shipping Development Co., Ltd.	2,068,000	459,476
*Chuang’s China Investments, Ltd.	1,548,000	104,229
Chuang’s Consortium International, Ltd.	3,676,317	475,660
Chun Wo Development Holdings, Ltd.	2,002,926	155,324
#Citic 1616 Holdings, Ltd.	4,173,000	1,445,757
*City e-Solutions, Ltd.	186,000	20,391
#City Telecom, Ltd.	1,430,751	920,915
*CK Life Sciences International Holdings, Inc.	9,896,000	588,346
*Climax International Co., Ltd.	40,700	131
*CNT Group, Ltd.	8,315,264	376,402
COL Capital, Ltd.	2,725,840	450,392
Computer & Technologies Holdings, Ltd.	432,000	96,689
Continental Holdings, Ltd.	5,148,250	114,276
Convenience Retail Asia, Ltd.	64,000	24,802
*Cosmos Machinery Enterprises, Ltd.	1,616,400	168,950
Cosway Corp, Ltd.	380,000	45,798
*CP Lotus Corp.	9,430,000	316,731
CP Pokphand Co., Ltd.	286,233	25,133
#Cross-Harbour Holdings, Ltd. (The)	618,520	529,299
CSI Properties, Ltd.	18,589,625	507,391
*CST Mining Group, Ltd.	45,616,000	1,362,623
*Culture Landmark Investment, Ltd.	10,196,000	320,999
Dah Chong Hong Holdings, Ltd.	2,273,000	2,688,672
Dah Sing Banking Group, Ltd.	974,400	1,668,573
Dah Sing Financial Holdings, Ltd.	311,600	2,166,774
*Daisho Microline Holdings, Ltd.	752,000	54,565
*Dan Form Holdings Co., Ltd.	3,427,260	459,992
*DBA Telecommunication Asia Holdings, Ltd.	812,000	151,116
#*Dejin Resources Group Co., Ltd.	14,674,000	493,607
Dickson Concepts International, Ltd.	849,000	721,508
*Dragon Hill Wuling Automobile Holdings, Ltd.	112,500	20,523
DVN Holdings, Ltd.	2,183,000	152,655
*Dynamic Energy Holdings, Ltd.	3,980,000	169,444
Dynamic Holdings, Ltd.	374,000	75,635
Eagle Nice International Holdings, Ltd.	1,046,000	363,382
EcoGreen Fine Chemicals Group, Ltd.	1,112,000	402,696
*Eforce Holdings, Ltd.	5,402,000	77,420

1171

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*EganaGoldpfeil Holdings, Ltd.	4,121,757	$—
*E-Kong Group, Ltd.	620,000	40,351
Emperor Capital Group, Ltd.	749,672	46,010
Emperor Entertainment Hotel, Ltd.	2,410,000	410,738
Emperor International Holdings, Ltd.	4,514,360	973,736
Emperor Watch & Jewellery, Ltd.	8,200,000	1,178,024
#*ENM Holdings, Ltd.	15,112,000	1,702,634
*EPI Holdings, Ltd.	24,960,000	260,981
*eSun Holdings, Ltd.	594,000	76,628
EVA Precision Industrial Holdings, Ltd.	1,828,000	1,525,324
*Ezcom Holdings, Ltd.	72,576	449
Fairwood, Ltd.	316,600	435,986
#Far East Consortium International, Ltd.	4,138,766	1,128,379
*Far East Technology International, Ltd.	179,520	17,833
*First Natural Foods Holdings, Ltd.	2,365,000	—
*Fong’s Industries Co., Ltd.	220,000	124,123
*Foundation Group, Ltd.	2,350,000	35,472
*Fountain SET Holdings, Ltd.	958,000	170,856
Four Seas Mercantile Holdings, Ltd.	592,000	171,972
*Frasers Property China, Ltd.	16,477,000	409,106
#Fubon Bank Hong Kong, Ltd.	1,336,000	616,048
*Fujian Holdings, Ltd.	117,800	7,988
Fujikon Industrial Holdings, Ltd.	912,000	204,246
*Genting Hong Kong, Ltd.	20,000	9,156
Get Nice Holdings, Ltd.	11,372,000	721,487
Giordano International, Ltd.	6,824,000	4,100,503
*Global Green Tech Group, Ltd.	4,876,000	85,130
*Global Tech Holdings, Ltd.	5,612,000	63,377
Glorious Sun Enterprises, Ltd.	2,526,000	1,150,388
Gold Peak Industries Holding, Ltd.	3,176,642	469,617
*Golden Resorts Group, Ltd.	15,408,000	666,402
Golden Resources Development International, Ltd.	3,076,500	226,863
*Goldin Financial Holdings, Ltd.	480,000	51,499
#*Goldin Properties Holdings, Ltd.	2,002,000	1,126,399
Golik Holdings, Ltd.	250,500	22,016
*Good Fellow Resources Holdings, Ltd.	1,670,000	145,705
*GR Vietnam Holdings, Ltd.	620,000	12,627
*Grande Holdings, Ltd.	882,000	72,788
Great Eagle Holdings, Ltd.	885,499	2,653,435
*G-Resources Group, Ltd.	37,692,000	2,314,120
*Group Sense International, Ltd.	2,448,000	78,018
Guangnan Holdings, Ltd.	2,093,600	472,788
*Hang Fung Gold Technology, Ltd.	1,972,482	—
Hang Ten Group Holdings, Ltd.	2,164,000	401,530
*Hannstar Board International Holdings, Ltd.	1,446,000	265,939
Hanny Holdings, Ltd.	831,090	56,862
*Hans Energy Co., Ltd.	7,556,000	303,476
Harbour Centre Development, Ltd.	889,500	1,078,520
Henderson Investment, Ltd.	4,187,000	432,864
High Fashion International, Ltd.	268,000	106,829
HKR International, Ltd.	2,385,536	1,224,955
Hon Kwok Land Investment Co., Ltd.	280,800	103,387
*Hong Fok Land, Ltd.	1,210,000	1,561
Hong Kong & Shanghai Hotels, Ltd.	65,794	116,054
*Hong Kong Catering Management, Ltd.	542,796	122,302
Hong Kong Ferry Holdings, Ltd.	809,300	795,537
Hong Kong Food Investment Holdings, Ltd.	202,184	34,544
#Hong Kong Resources Holdings Co., Ltd.	4,377,450	753,170
*Hongkong Chinese, Ltd.	4,482,000	631,530
Hop Fung Group Holdings, Ltd.	888,000	152,835
Hsin Chong Construction Group, Ltd.	1,569,658	237,566

1172

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Huafeng Group Holdings, Ltd.	6,997,325	$429,215
Hung Hing Printing Group, Ltd.	950,000	297,959
*Huscoke Resources Holdings, Ltd.	9,120,000	565,222
*Hutchison Harbour Ring, Ltd.	9,038,000	1,003,624
*Hybrid Kinetic Group, Ltd.	14,884,000	443,910
*HyComm Wireless, Ltd.	89,090	57,008
*I-Cable Communications, Ltd.	531,000	75,475
*IDT International, Ltd.	6,240,183	161,931
#Integrated Distribution Services Group, Ltd.	759,000	2,506,744
*iOne Holdings, Ltd.	860,000	55,449
IPE Group, Ltd.	1,865,000	281,742
#IT, Ltd.	2,734,000	2,306,374
*ITC Corp., Ltd.	893,645	47,729
*ITC Properties Group, Ltd.	3,672,747	1,016,045
*Jackin International Holdings, Ltd.	2,334,000	101,498
*Jinhui Holdings, Ltd.	302,000	94,108
*Jiuzhou Development Co., Ltd.	2,558,000	228,346
*JLF Investment Co., Ltd.	2,903,500	225,418
Johnson Electric Holdings, Ltd.	1,814,500	956,004
Joyce Boutique Holdings, Ltd.	1,530,000	76,072
Junefield Department Store Group, Ltd.	384,000	19,403
#K Wah International Holdings, Ltd.	4,484,405	1,689,414
Kam Hing International Holdings, Ltd.	794,000	139,924
Kantone Holdings, Ltd.	10,351,685	195,018
*Karl Thomson Holdings, Ltd.	1,188,000	118,263
Karrie International Holdings, Ltd.	1,383,600	91,060
Keck Seng Investments	904,600	472,880
Kee Shing Holdings, Ltd.	886,000	192,669
*Kee Shing Investment, Ltd.	886,000	22,861
Kin Yat Holdings, Ltd.	586,000	224,484
King Fook Holdings, Ltd.	812,000	253,765
*King Pacific International Holdings, Ltd.	1,404,200	22,101
*King Stone Energy Group, Ltd.	39,780,000	1,206,038
Kingmaker Footwear Holdings, Ltd.	1,476,955	307,311
Kith Holdings, Ltd.	204,000	42,416
*Kiu Hung Energy Holdings, Ltd.	10,810,000	477,118
*Ko Yo Ecological Agrotech Group, Ltd.	13,000,000	286,979
*Kong Sun Holdings, Ltd.	164,850	6,829
*Kowloon Development Co., Ltd.	1,509,000	1,677,784
*KPI Co., Ltd.	954,000	44,561
*KTP Holdings, Ltd.	560,400	94,128
Kwoon Chung Bus Holdings, Ltd.	556,000	110,390
*Lai Sun Development Co., Ltd.	73,481,800	1,949,723
*Lai Sun Garment International, Ltd.	614,000	56,307
Lam Soon Hong Kong, Ltd.	302,310	296,141
Le Saunda Holdings, Ltd.	1,448,000	862,767
*Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,980
#Lee & Man Holdings, Ltd.	1,780,000	1,744,085
Lerado Group Holdings Co., Ltd.	1,742,000	330,452
#Li Heng Chemical Fibre Technologies, Ltd.	1,528,000	255,660
Lippo China Resources, Ltd.	2,708,000	82,244
Lippo, Ltd.	1,195,700	456,226
*Lisi Group Holdings, Ltd.	2,534,000	237,479
Liu Chong Hing Investment, Ltd.	733,200	858,747
*Longrun Tea Group Co., Ltd.	1,210,000	126,526
Luen Thai Holdings, Ltd.	1,345,000	137,274
#Luk Fook Holdings International, Ltd.	1,166,000	2,870,194
#Luks Industrial Group, Ltd.	386,913	143,873
*Lung Cheong International Holdings, Ltd.	6,790,000	303,642
Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	929,900
*Madex International Holdings, Ltd.	3,522,000	64,582

1173

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Magnificent Estates, Ltd.	13,184,000	$426,022
Mainland Headwear Holdings, Ltd.	765,600	92,919
Man Yue International Holdings, Ltd.	1,064,000	319,694
*Mascotte Holdings, Ltd.	1,064,000	54,928
Matrix Holdings, Ltd.	1,067,414	216,433
*Mei Ah Entertainment Group, Ltd.	10,920,000	229,696
Melbourne Enterprises, Ltd.	45,500	610,761
#*Melco International Development, Ltd.	3,145,000	1,800,892
*Midas International Holdings, Ltd.	2,752,000	80,165
#Midland Holdings, Ltd.	2,784,000	2,811,834
*Ming Fai International Holdings, Ltd.	1,264,000	504,985
*Ming Fung Jewellery Group, Ltd.	4,800,000	452,945
Miramar Hotel & Investment Co., Ltd.	772,000	905,272
Nanyang Holdings, Ltd.	137,500	310,627
National Electronics Holdings, Ltd.	2,156,000	206,301
Natural Beauty Bio-Technology, Ltd.	4,310,000	1,280,860
#Neo-Neon Holdings, Ltd.	1,633,000	994,887
New Century Group Hong Kong, Ltd.	13,351,464	279,720
*New Focus Auto Tech Holdings, Ltd.	60,000	17,210
*New Times Energy Corp, Ltd.	19,074,000	595,801
Neway Group Holdings, Ltd.	19,910,000	848,727
Newocean Green Energy Holdings, Ltd.	2,704,000	667,205
*Next Media, Ltd.	3,823,183	567,412
*Ngai Lik Industrial Holdings, Ltd.	2,426,000	53,207
*Norstar Founders Group, Ltd.	3,256,000	—
#*North Asia Resources Holdings, Ltd.	1,968,600	348,654
*Omnicorp, Ltd.	1,070,000	319,713
*Orange Sky Golden Harvest Entertainment Holdings, Ltd.	5,689,706	381,860
*Orient Power Holdings, Ltd.	804,000	19,500
Oriental Watch Holdings, Ltd.	821,000	424,864
#*Pacific Andes International Holdings, Ltd.	4,642,919	811,051
Pacific Basin Shipping, Ltd.	6,240,000	4,568,892
Pacific Century Premium Developments, Ltd.	4,160,000	795,432
Pacific Textile Holdings, Ltd.	1,480,000	839,006
#Paliburg Holdings, Ltd.	2,198,830	775,732
Pan Asia Environmental Protection Group, Ltd.	1,144,432	248,168
Paul Y Engineering Group, Ltd.	77,759	6,218
#*Peace Mark Holdings, Ltd.	2,738,022	—
*Pearl Oriental Innovation, Ltd.	3,799,000	764,579
Pegasus International Holdings, Ltd.	226,000	35,876
#*PetroAsian Energy Holdings, Ltd.	2,680,000	169,128
#Phoenix Satellite Television Holdings, Ltd.	2,164,000	776,039
Pico Far East Holdings, Ltd.	3,670,000	721,354
*PME Group, Ltd.	3,030,000	332,269
*PNG Resources Holdings, Ltd.	14,682,362	606,047
Pokfulam Development Co., Ltd.	234,000	236,464
*Polytec Asset Holdings, Ltd.	4,773,526	831,514
*Premium Land, Ltd.	4,950,000	86,932
Public Financial Holdings, Ltd.	1,848,000	1,233,451
*PYI Corp., Ltd.	8,962,000	336,765
*Pyxis Group, Ltd.	1,936,000	42,460
*QPL International Holdings, Ltd.	992,000	52,707
Raymond Industrial, Ltd.	1,383,400	178,686
Regal Hotels International Holdings, Ltd.	2,253,800	897,084
*Rising Development Holdings, Ltd.	2,278,000	556,007
Rivera Holdings, Ltd.	5,710,000	240,611
Roadshow Holdings, Ltd.	1,456,000	119,866
Royale Furniture Holdings, Ltd.	644,000	234,483
S.A.S. Dragon Holdings, Ltd.	1,440,000	324,784
#Sa Sa International Holdings, Ltd.	1,906,000	1,743,007
Safety Godown Co., Ltd.	408,000	262,328

1174

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Samling Global, Ltd.	3,470,000	$278,322
Samson Paper Holdings, Ltd.	900,000	150,035
*San Miguel Brewery Hong Kong, Ltd.	612,800	101,587
*Sanyuan Group, Ltd.	415,000	8,031
Sea Holdings, Ltd.	1,138,000	762,799
*SEEC Media Group, Ltd.	2,550,000	47,789
*Sewco International Holdings, Ltd.	2,396,000	319,811
*Sheng Yuan Holdings, Ltd.	150,000	28,488
#Shenyin Wanguo, Ltd.	1,212,500	623,004
*Shenzhen High-Tech Holdings, Ltd.	660,000	42,187
*Shougang Concord Grand Group, Ltd.	2,451,000	177,679
*Shougang Concord Technology Holdings, Ltd.	4,107,809	244,522
#Shui On Construction & Materials, Ltd.	944,000	1,159,796
*Shun Ho Resources Holdings, Ltd.	483,000	68,027
*Shun Ho Technology Holdings, Ltd.	1,037,452	141,531
#Shun Tak Holdings, Ltd.	3,879,941	2,563,754
#Sing Tao News Corp., Ltd.	1,974,000	625,044
*Singamas Container Holdings, Ltd.	5,270,000	1,192,208
*Sino Dragon New Energy Holdings, Ltd.	3,744,000	229,604
*Sino Gas Group, Ltd.	4,160,000	198,823
*Sino Prosper State Gold Resources Holdings, Ltd.	8,170,000	417,835
*Sinocan Holdings, Ltd.	350,000	1,761
*Sino-Tech International Holdings, Ltd.	14,650,000	785,568
#*Sinotel Technologies, Ltd.	543,000	141,138
*Skyfame Realty Holdings, Ltd.	2,737,750	—
#Smartone Telecommunications Holdings, Ltd.	1,248,500	1,773,688
*SMI Publishing Group, Ltd.	250,511	485
Solomon Systech International, Ltd.	5,778,000	373,311
South China (China), Ltd.	6,744,000	458,207
South China Financial Holdings, Ltd.	4,872,000	64,931
Southeast Asia Properties & Finance, Ltd.	289,891	77,603
*Starlight International Holdings, Ltd.	3,125,325	155,512
#Stella International Holdings, Ltd.	657,574	1,382,717
Styland Holdings, Ltd.	135,506	432
*Success Universe Group, Ltd.	5,552,000	236,393
Sun Hing Vision Group Holdings, Ltd.	358,000	156,979
#Sun Hung Kai & Co., Ltd.	1,164,621	882,234
*Sun Innovation Holdings, Ltd.	8,905,655	231,595
*Sunway International Holdings, Ltd.	866,000	29,463
*Superb Summit International Timber Co., Ltd.	6,696,600	343,011
*Sustainable Forest Holdings, Ltd.	7,657,500	342,025
SW Kingsway Capitol Holdings, Ltd.	4,650,000	139,090
Synergis Holdings, Ltd.	350,033	38,396
#*Tack Fat Group International, Ltd.	4,448,000	—
*Tack Hsin Holdings, Ltd.	682,000	158,262
Tai Cheung Holdings, Ltd.	1,799,000	1,267,012
Tai Sang Land Development, Ltd.	576,984	236,927
TaiFook Securities Group, Ltd.	1,013,586	777,267
Tan Chong International, Ltd.	1,212,000	293,806
#Techtronic Industries Co., Ltd.	4,614,000	4,679,234
*Termbray Industries International	2,304,900	280,200
Tern Properties Co., Ltd.	61,200	25,660
*Texhong Textile Group, Ltd.	1,930,000	1,526,408
Texwinca Holdings, Ltd.	1,954,000	2,130,847
*Theme International Holdings, Ltd.	2,020,000	229,176
*Tian Teck Land, Ltd.	1,076,000	848,602
#*Titan Petrochemicals Group, Ltd.	11,160,000	924,112
*Tom Group, Ltd.	970,000	97,441
*Tomorrow International Holdings, Ltd.	4,521,420	287,689
Tongda Group Holdings, Ltd.	9,060,000	405,285
Top Form International, Ltd.	2,760,000	223,738

1175

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Topsearch International Holdings, Ltd.	3,860,000	$183,723
*Town Health International Investments, Ltd.	232,000	34,750
*Tradelink Electronic Commerce, Ltd.	32,000	3,843
Transport International Holdings, Ltd.	478,400	1,546,665
Tristate Holdings, Ltd.	188,000	53,820
*TSC Offshore Group, Ltd.	1,353,000	251,617
*Tse Sui Luen Jewellery International, Ltd.	112,000	109,081
Tungtex Holdings Co., Ltd.	910,000	163,828
Tysan Holdings, Ltd.	1,040,773	185,222
*U-Right International Holdings, Ltd.	4,746,000	8,572
*Value Convergence Holdings, Ltd.	672,000	202,396
Value Partners Group, Ltd.	1,399,000	1,104,761
Van Shung Chong Holdings, Ltd.	2,205,335	259,449
*Vantage International Holdings, Ltd.	2,724,000	309,030
#Varitronix International, Ltd.	877,293	335,769
Vedan International Holdings, Ltd.	3,272,000	280,155
Veeko International Holdings, Ltd.	4,362,776	208,649
Victory City International Holdings, Ltd.	2,831,076	715,482
*Vision Values Holdings, Ltd.	281,400	16,285
*Vital Group Holdings, Ltd.	470,000	14,008
#Vitasoy International Holdings, Ltd.	3,437,000	2,999,196
*Vongroup, Ltd.	10,865,000	149,392
*VST Holdings, Ltd.	2,060,000	527,331
Wah Ha Realty Co., Ltd.	278,600	106,000
#*Wah Nam International Holdings, Ltd.	892,000	183,869
Wai Kee Holdings, Ltd.	8,176,738	1,897,408
*Wai Yuen Tong Medicine Holdings, Ltd.	2,714,341	62,278
Wang On Group, Ltd.	42,175	1,017
*Warderly International Holdings, Ltd.	520,000	32,201
Water Oasis Group, Ltd.	1,546,000	249,352
Win Hanverky Holdings, Ltd.	1,586,000	259,952
*Winfoong International, Ltd.	1,331,000	28,858
*Wing Hing International Holdings, Ltd.	4,090,000	327,212
Wing On Company International, Ltd.	781,000	1,439,415
Wing Tai Properties, Ltd.	1,937,331	699,780
*Winteam Pharmaceutical Group, Ltd.	3,322,000	471,468
Wong’s International Holdings, Ltd.	737,641	136,286
Wong’s Kong King International Holdings, Ltd.	120,000	12,517
Xingye Copper International Group, Ltd.	1,516,000	405,945
Y. T. Realty Group, Ltd.	865,000	176,235
Yangtzekiang Garment, Ltd.	606,500	141,393
Yau Lee Holdings, Ltd.	534,000	79,463
YGM Trading, Ltd.	284,000	655,276
*Yueshou Environmental Holdings, Ltd.	510,800	8,256
Yugang International, Ltd.	96,156,000	1,017,526
Yunnan Enterprises Holdings, Ltd.	480,000	30,862
*ZZNode Technologies Co., Ltd.	3,420,000	420,110

TOTAL HONG KONG		206,203,328

MALAYSIA — (0.0%)
*Autoways Holdings Berhad	10,000	4,146
*Rekapacific Berhad	473,000	—

TOTAL MALAYSIA		4,146

NEW ZEALAND — (5.0%)
Abano Healthcare Group, Ltd.	35,022	140,083
Air New Zealand, Ltd.	1,408,860	1,452,956
*Auckland International Airport, Ltd.	1,355,191	2,171,558
Cavalier Corp., Ltd.	283,674	667,792
CDL Investments (New Zealand), Ltd.	395,965	81,390
Colonial Motor Co., Ltd.	148,846	274,605

1176

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
Ebos Group, Ltd.	169,863	$952,272
*Fisher & Paykel Appliances Holdings, Ltd.	2,945,492	1,348,816
Fisher & Paykel Healthcare Corp., Ltd.	2,402,700	5,939,087
Freightways, Ltd.	717,330	1,664,388
Hallenstein Glasson Holdings, Ltd.	242,461	834,573
Hellaby Holdings, Ltd.	344,804	535,860
Infratil, Ltd.	2,114,735	2,953,814
Mainfreight, Ltd.	378,330	2,077,451
Methven, Ltd.	70,490	93,439
Michael Hill International, Ltd.	1,534,152	948,791
Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	432,144
New Zealand Exchange, Ltd.	285,516	345,022
New Zealand Oil & Gas, Ltd.	1,810,156	1,751,123
New Zealand Refining Co., Ltd.	600,961	1,696,267
Northland Port Corp. (New Zealand), Ltd.	217,513	282,707
#Nuplex Industries, Ltd.	963,733	2,495,583
*Pike River Coal, Ltd.	457,821	363,022
Port of Tauranga, Ltd.	528,512	3,000,117
#Pumpkin Patch, Ltd.	606,913	902,238
*Pyne Gould Corp., Ltd.	330,217	110,890
*Pyne Gould Guinness, Ltd.	1,576,514	649,838
*Rakon, Ltd.	94,696	91,184
#Restaurant Brands New Zealand, Ltd.	369,175	779,791
*Richina Pacific, Ltd.	274,180	75,248
*Rubicon, Ltd.	1,113,829	766,175
#Ryman Healthcare, Ltd.	1,753,323	2,891,680
Sanford, Ltd.	393,618	1,382,953
Scott Technology, Ltd.	25,933	27,220
*Seafresh Fisheries, Ltd.	80,520	1,719
Skellerup Holdings, Ltd.	263,479	191,019
Sky City Entertainment Group, Ltd.	2,560,206	5,904,284
Sky Network Television, Ltd.	666,707	2,762,224
South Port (New Zealand), Ltd.	30,744	64,688
#Steel & Tube Holdings, Ltd.	393,011	730,878
*Tenon, Ltd.	19,132	15,277
Tourism Holdings, Ltd.	274,867	161,016
Tower, Ltd.	782,696	1,118,208
TrustPower, Ltd.	9,392	54,463
Vector, Ltd.	389,611	723,084
*Warehouse Group, Ltd.	469,712	1,432,343

TOTAL NEW ZEALAND		53,339,280

SINGAPORE — (10.3%)
*Abterra, Ltd.	60,800	63,824
*Addvalue Technologies, Ltd.	1,043,000	36,270
Advanced Holdings, Ltd.	691,000	134,297
*AFP Properties, Ltd.	3,437,000	1,652,614
*Allgreen Properties, Ltd.	2,604,000	2,401,705
Armstrong Industrial Corp., Ltd.	1,236,000	412,044
*Asia Environment Holdings, Ltd.	528,793	73,790
*Asia-Pacific Strategic Investments, Ltd.	141	181
*Asiasons Capital, Ltd.	286,000	38,783
*ASL Marine Holdings, Ltd.	497,000	347,221
*A-Sonic Aerospace, Ltd.	437,996	20,322
*Ausgroup, Ltd.	260,000	91,766
#Baker Technology, Ltd.	1,236,000	393,988
*Ban Joo & Co., Ltd.	1,654,000	57,332
*Banyan Tree Holdings, Ltd.	643,000	462,852
#*Beng Kuang Marine, Ltd.	835,000	141,619
Best World International, Ltd.	221,500	52,339
*Beyonics Technology, Ltd.	6,949,300	1,293,755

1177

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*BH Global Marine, Ltd.	529,000	$131,385
*Biosensors International Group, Ltd.	1,982,000	1,719,835
Bonvests Holdings, Ltd.	978,000	839,221
Boustead Singapore, Ltd.	171,000	150,951
Breadtalk Group, Ltd.	257,800	125,857
Broadway Industrial Group, Ltd.	461,000	397,538
*Brothers Holdings, Ltd.	504,628	67,791
Bukit Sembawang Estates, Ltd.	390,003	1,433,975
*Bund Center Investment, Ltd.	848,000	327,590
CEI Contract Manufacturing, Ltd.	432,000	41,340
Cerebos Pacific, Ltd.	528,000	1,964,836
CH Offshore, Ltd.	1,393,400	571,392
*Changjiang Fertilizer Holdings, Ltd.	515	102
Chemical Industries Far East, Ltd.	91,910	33,730
China Aviation Oil Singapore Corp., Ltd.	682,000	811,931
China Dairy Group, Ltd.	1,502,000	150,702
*China Energy, Ltd.	3,110,000	433,499
China Merchants Holdings Pacific, Ltd.	809,000	440,888
*China Sunsine Chemical Holdings, Ltd.	16,000	3,348
#China XLX Fertiliser, Ltd.	714,000	327,383
*Chip Eng Seng Corp., Ltd.	1,612,800	499,508
Chosen Holdings, Ltd.	1,202,000	168,033
*Chuan Hup Holdings, Ltd.	3,967,000	719,598
*Compact Metal Industries, Ltd.	643,000	4,968
#Creative Technology Co., Ltd.	257,350	838,706
CSC Holdings, Ltd.	1,829,000	234,741
*CSE Global, Ltd.	1,814,000	1,487,441
#*CWT, Ltd.	891,700	656,747
*Datapulse Technology, Ltd.	11,000	2,085
#*Delong Holdings, Ltd.	1,287,000	628,727
*Digiland International, Ltd.	11,763,000	45,442
*Eagle Brand Holdings, Ltd.	14,387,000	111,948
*Eastern Asia Technology, Ltd.	1,034,000	100,034
*Ellipsiz, Ltd.	123,000	15,255
EnGro Corp, Ltd.	354,000	248,826
*Enviro-Hub Holdings, Ltd.	1,445,666	126,189
*Etika International Holdings, Ltd.	106,000	35,748
Eu Yan Sang International, Ltd.	250,000	175,254
*Eucon Holdings, Ltd.	3,096,000	119,105
#*Ezion Holdings, Ltd.	1,171,000	641,235
#Ezra Holdings, Ltd.	1,740,000	2,369,185
F.J. Benjamin Holdings, Ltd.	1,095,000	360,913
#*Falcon Energy Group, Ltd.	1,007,000	359,721
*Federal International 2000, Ltd.	1,675,350	116,866
#First Resources, Ltd.	2,223,000	2,174,324
Food Empire Holdings, Ltd.	1,094,400	351,982
Fragrance Group., Ltd.	85,000	50,728
#Freight Links Express Holdings, Ltd.	4,140,737	240,234
*Fu Yu Corp., Ltd.	3,955,750	381,344
*Gallant Venture, Ltd.	1,505,000	310,034
GK Goh Holdings, Ltd.	1,458,000	664,584
Global Yellow Pages, Ltd.	299,000	41,659
Goodpack, Ltd.	1,065,000	1,685,456
GP Batteries International, Ltd.	343,000	515,587
GP Industries, Ltd.	2,872,209	1,340,254
*Grand Banks Yachts, Ltd.	250,000	81,125
#*Guocoland, Ltd.	501,500	924,087
Healthway Medical Corp., Ltd.	2,669,480	309,881
Hersing Corp., Ltd.	1,285,000	283,296
Hiap Seng Engineering, Ltd.	538,000	285,438
Hi-P International, Ltd.	1,152,000	939,225

1178

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Ho Bee Investment, Ltd.	965,000	$1,261,795
*Hong Fok Corp., Ltd.	2,796,700	1,334,428
Hong Leong Asia, Ltd.	484,000	1,292,833
Hotel Grand Central, Ltd.	1,119,926	710,099
Hotel Properties, Ltd.	1,359,400	2,945,672
Hour Glass, Ltd.	622,744	427,653
#HTL International Holdings, Ltd.	1,063,843	569,605
*Huan Hsin Holdings, Ltd.	1,106,400	238,418
HupSteel, Ltd.	1,572,875	287,459
Hwa Hong Corp., Ltd.	2,279,000	976,467
#Hyflux, Ltd.	1,057,000	2,579,924
*IDT Holdings, Ltd.	693,000	285,448
IFS Capital, Ltd.	421,080	165,324
*Informatics Education, Ltd.	1,928,000	186,798
InnoTek, Ltd.	561,000	224,247
Intraco, Ltd.	599,500	138,746
IPC Corp., Ltd.	724,000	67,026
Isetan (Singapore), Ltd.	122,500	333,153
Jadason Enterprises, Ltd.	728,000	54,066
*Jasper Investments, Ltd.	90,680	5,241
#*Jaya Holdings, Ltd.	1,468,000	803,814
#*JES International Holdings, Ltd.	2,016,000	486,917
#*Jiutian Chemical Group, Ltd.	681,000	47,657
JK Yaming International Holdings, Ltd.	906,000	286,997
#*Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
K1 Ventures, Ltd.	3,349,500	392,106
#Keppel Telecommunications & Transportation, Ltd.	1,509,600	1,495,583
Khong Guan Flour Milling, Ltd.	38,000	43,892
Kian Ann Engineering, Ltd.	1,276,000	217,900
Kian Ho Bearings, Ltd.	781,500	114,366
#Kim Eng Holdings, Ltd.	1,299,620	1,771,763
Koh Brothers Group, Ltd.	1,312,000	218,693
*KS Energy Services, Ltd.	615,825	495,810
*Lafe Corp., Ltd.	1,234,800	85,338
*LanTroVision (Singapore), Ltd.	5,028,750	119,529
LC Development, Ltd.	2,041,254	284,895
Lee Kim Tah Holdings, Ltd.	1,600,000	649,270
Lion Asiapac, Ltd.	473,000	94,924
Lum Chang Holdings, Ltd.	1,042,030	270,968
M1, Ltd.	1,623,000	2,788,185
#*Manhattan Resources, Ltd.	668,000	567,651
*Manufacturing Integration Technology, Ltd.	264,000	28,453
*Marco Polo Marine, Ltd.	529,000	176,476
*Memstar Technology, Ltd.	1,019,000	55,228
Memtech International, Ltd.	1,322,000	109,808
Mercator Lines Singapore, Ltd.	386,000	80,475
Metro Holdings, Ltd.	1,657,160	1,046,621
#Midas Holdings, Ltd.	1,530,000	1,162,776
*Mirach Energy, Ltd.	460,000	28,277
Miyoshi Precision, Ltd.	353,500	35,635
*Multi-Chem, Ltd.	1,263,000	149,568
Nera Telecommunications, Ltd.	1,125,000	295,886
New Toyo International Holdings, Ltd.	1,624,000	287,868
*Novo Group, Ltd.	222,000	31,098
NSL, Ltd.	414,000	445,091
#*Oceanus Group, Ltd.	3,243,000	802,246
*OKP Holdings, Ltd.	27,000	11,300
Orchard Parade Holdings, Ltd.	952,022	1,107,691
OSIM International, Ltd.	964,000	867,185
*Ossia International, Ltd.	627,554	62,223
#*Otto Marine, Ltd.	2,451,000	646,769

1179

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Pan Pacific Hotels Group, Ltd.	1,669,500	$2,118,028
Pan-United Corp., Ltd.	2,006,000	876,934
PCI, Ltd.	575,000	202,399
*Penguin International, Ltd.	400,000	35,612
Pertama Holdings, Ltd.	459,750	152,653
#Petra Foods, Ltd.	881,000	1,093,599
Popular Holdings, Ltd.	2,763,650	342,548
PSC Corp., Ltd.	1,823,419	394,501
QAF, Ltd.	881,000	406,355
Qian Hu Corp., Ltd.	674,600	65,327
#*Raffles Education Corp., Ltd.	5,755,781	1,250,829
Raffles Medical Group, Ltd.	520,000	876,756
Rotary Engineering, Ltd.	1,083,600	835,701
*Roxy-Pacific Holdings, Ltd.	112,000	32,034
San Teh, Ltd.	1,006,087	299,850
SBS Transit, Ltd.	953,500	1,366,709
#*SC Global Developments, Ltd.	174,000	213,946
*Seroja Investments, Ltd.	17,767	4,692
Sim Lian Group, Ltd.	1,380,000	854,264
Sing Holdings, Ltd.	36,666	9,512
Sing Investments & Finance, Ltd.	198,450	242,679
Singapore Land, Ltd.	131,000	721,395
Singapore Post, Ltd.	3,225,120	2,941,494
Singapore Reinsurance Corp., Ltd.	1,514,530	321,119
Singapore Shipping Corp., Ltd.	1,689,000	334,321
Singapura Finance, Ltd.	174,062	220,288
*Sinomem Technology, Ltd.	416,000	156,470
*Sinostar PEC Holdings, Ltd.	127,000	17,288
Sinwa, Ltd.	388,500	60,358
SMB United, Ltd.	1,224,000	270,471
Soilbuild Group Holdings, Ltd.	272,000	167,806
#*Sound Global, Ltd.	1,432,000	968,607
#Spice I2I, Ltd.	6,323,000	614,420
*Stamford Land Corp., Ltd.	2,803,000	1,215,579
Straco Corp., Ltd.	130,000	12,806
Straits Asia Resources, Ltd.	3,021	5,375
Sunningdale Tech, Ltd.	2,086,000	308,606
*Sunvic Chemical Holdings, Ltd.	769,000	365,450
Super Group, Ltd.	718,000	695,182
Superbowl Holdings, Ltd.	522,000	86,202
Superior Multi-Packaging, Ltd.	319,500	20,957
#*Swiber Holdings, Ltd.	1,032,000	817,473
*Swissco Holdings, Ltd.	266,000	83,684
#Tat Hong Holdings, Ltd.	1,054,800	872,794
*Technics Oil & Gas, Ltd.	108,000	70,831
Thakral Corp., Ltd.	6,028,000	137,985
Thomson Medical Centre, Ltd.	75,000	62,589
*Tiong Woon Corp. Holding, Ltd.	901,000	307,291
*Transcu Group, Ltd.	2,043,000	205,661
Trek 2000 International, Ltd.	973,000	331,467
Tuan Sing Holdings, Ltd.	338,000	64,125
UMS Holdings, Ltd.	841,000	309,746
United Engineers, Ltd.	579,666	1,109,234
United Envirotech, Ltd.	707,000	244,150
United Industrial Corp., Ltd.	302,000	541,573
United Overseas Insurance, Ltd.	187,250	490,977
UOB-Kay Hian Holdings, Ltd.	1,427,400	1,846,933
Venture Corp., Ltd.	535,000	3,753,395
Vicom, Ltd.	120,000	259,404
WBL Corp., Ltd.	597,000	1,963,224
Wee Hur Holdings, Ltd.	383,000	160,205

1180

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
#Wheelock Properties, Ltd.	1,147,000	$1,730,691
Wing Tai Holdings, Ltd.	1,619,000	2,197,256
Xpress Holdings, Ltd.	3,079,000	167,147
YHI International, Ltd.	1,174,000	245,109
*Yoma Strategic Holdings, Ltd.	132,000	7,619
Yongnam Holdings, Ltd.	1,970,000	458,200

TOTAL SINGAPORE		110,662,728

TOTAL COMMON STOCKS		925,594,450

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
Village Roadshow, Ltd. Series A	334,417	780,533

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Agenix, Ltd. Rights 11/19/10	51,791	—
*Havilah Resources NL Warrants 10/30/13	64,709	16,480
*IDT Australia, Ltd. Warrants 03/31/11	8,220	—
#*Ivanhoe Australia, Ltd. Warrants 09/20/11	11,851	4,411

TOTAL AUSTRALIA		20,891

HONG KONG — (0.0%)
*Chun Wo Development Holdings, Ltd. Warrants 09/12/13	375,548	8,866
*Lippo, Ltd. Warrants 07/04/11	82,470	942
*Pacific Andes International Holdings, Ltd. Warrants 06/15/11	641,359	5,957

TOTAL HONG KONG		15,765

SINGAPORE — (0.0%)
*A-Sonic Aerospace, Ltd. Warrants 12/30/10	218,998	4,230
*Best World International, Ltd. Warrants 07/05/13	44,300	2,225
*Goodpack, Ltd. Warrants 11/30/12	169,000	176,273

TOTAL SINGAPORE		182,728

TOTAL RIGHTS/WARRANTS		219,384

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $80,000 FNMA 3.126%(r), 09/01/40, valued at $82,211) to be repurchased at $77,001.	$77	77,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.7%)
§@DFA Short Term Investment Fund	146,838,427	146,838,427
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $370,085)## to be repurchased at $362,835	$363	362,828

TOTAL SECURITIES LENDING COLLATERAL		147,201,255

TOTAL INVESTMENTS — (100.0%) (Cost $876,704,734)		$1,073,872,622

1181

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (98.0%)
Consumer Discretionary — (21.1%)
4imprint Group P.L.C.	96,735	$400,790
Aegis Group P.L.C.	3,149,142	6,347,400
*Aga Rangemaster Group P.L.C.	288,143	401,330
Arena Leisure P.L.C.	1,372,024	715,362
*Barratt Developments P.L.C.	1,829,500	2,286,713
Bellway P.L.C.	423,813	3,625,029
*Berkeley Group Holdings P.L.C. (The)	438,352	5,911,962
Bloomsbury Publishing P.L.C.	271,841	553,985
*Bovis Homes Group P.L.C.	474,842	2,646,806
Carpetright P.L.C.	167,232	1,896,111
*Carphone Warehouse Group P.L.C.	506,951	2,466,164
Centaur Media P.L.C.	556,967	476,708
Chime Communications P.L.C.	210,455	701,928
*Chrysalis Group P.L.C.	107,232	189,532
Churchill China P.L.C.	30,000	144,320
Cineworld Group P.L.C.	3,286	11,753
*Clinton Cards P.L.C.	740,506	379,962
Creston P.L.C.	5,389	7,642
Daily Mail & General Trust P.L.C. Series A	939,198	8,093,650
*Debenhams P.L.C.	3,237,295	3,962,221
Dignity P.L.C.	214,913	2,262,355
*Dixons Retail P.L.C.	10,540,418	4,522,230
Domino’s Pizza UK & IRL P.L.C.	50,018	390,795
Dunelm Group P.L.C.	43,456	335,697
*eaga P.L.C.	140,286	139,352
*Enterprise Inns P.L.C.	1,573,332	2,877,240
Euromoney Institutional Investor P.L.C.	308,341	3,198,672
*Findel P.L.C.	1,283,962	344,609
*Forminster P.L.C.	43,333	2,604
French Connection Group P.L.C.	373,475	320,235
Fuller Smith & Turner P.L.C.	129,026	1,225,547
Future P.L.C.	1,324,863	446,645
Game Group P.L.C.	1,441,697	1,629,214
Games Workshop Group P.L.C.	101,889	691,889
GKN P.L.C.	3,830,675	10,884,024
Greene King P.L.C.	784,151	5,255,391
Halfords Group P.L.C.	752,842	5,109,220
Haynes Publishing Group P.L.C.	14,703	47,347
Headlam Group P.L.C.	330,383	1,697,814
Henry Boot P.L.C.	426,786	620,714
#HMV Group P.L.C.	1,545,882	1,118,141
Holidaybreak P.L.C.	206,890	977,904
*Home Retail Group P.L.C.	1,340,606	4,701,169
Hornby P.L.C.	154,220	399,092
*Howden Joinery Group P.L.C.	1,040,019	1,294,702
Huntsworth P.L.C.	809,019	1,040,668
*Inchcape P.L.C.	1,428,910	7,985,145
Informa P.L.C.	1,449,124	10,132,278
*ITV P.L.C.	6,035,176	6,610,726
JD Sports Fashion P.L.C.	120,013	1,542,799
JD Wetherspoon P.L.C.	437,012	2,872,658
*JJB Sports P.L.C.	1,560,131	242,387
John Menzies P.L.C.	244,534	1,892,396
*Johnston Press P.L.C.	507,412	103,634
Kesa Electricals P.L.C.	1,982,633	5,040,868
Ladbrokes P.L.C.	2,698,997	5,695,988
Laura Ashley Holdings P.L.C.	2,800,394	790,527
*Lookers P.L.C.	1,037,969	1,013,712

1182

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Marston’s P.L.C.	1,774,434	$2,861,234
*Mecom Group P.L.C.	86,858	343,598
Millennium & Copthorne Hotels P.L.C.	612,514	5,348,823
*Mitchells & Butlers P.L.C.	856,886	4,422,598
#Mothercare P.L.C.	324,479	2,733,242
N Brown Group P.L.C.	828,543	3,990,232
Pace P.L.C.	772,437	2,533,793
#*PartyGaming P.L.C.	666,311	2,687,355
*Pendragon P.L.C.	2,285,154	789,023
*Persimmon P.L.C.	770,373	4,208,256
#Pinewood Shepperton P.L.C.	182,105	476,060
*Punch Taverns P.L.C.	1,983,299	2,277,521
Rank Group P.L.C.	915,711	1,873,531
*Redrow P.L.C.	727,898	1,287,951
Restaurant Group P.L.C.	732,507	3,312,890
Rightmove P.L.C.	261,219	3,330,256
Smiths News P.L.C.	682,576	1,264,200
*Sportech P.L.C.	329,794	225,015
*Sports Direct International P.L.C.	456,794	1,024,620
St. Ives Group P.L.C.	436,379	580,719
*Stylo P.L.C.	64,096	4,878
*Tandem Group P.L.C. Non-Voting Shares	327,365	—
*Taylor Wimpey P.L.C.	5,622,251	2,006,706
Ted Baker P.L.C.	149,926	1,479,436
Thomas Cook Group P.L.C.	2,420,264	7,015,506
*Topps Tiles P.L.C.	743,669	759,220
*Trinity Mirror P.L.C.	648,287	1,104,616
United Business Media P.L.C.	864,643	9,112,387
UTV Media P.L.C.	217,432	483,984
Vitec Group P.L.C. (The)	160,303	1,465,278
*Wagon P.L.C.	237,979	4,767
WH Smith P.L.C.	588,205	4,562,927
Whitbread P.L.C.	103,235	2,800,558
William Hill P.L.C.	2,360,431	6,072,504
Wilmington Group P.L.C.	346,234	972,601
#*Yell Group P.L.C.	6,166,762	1,397,400

Total Consumer Discretionary		221,489,441

Consumer Staples — (4.4%)
#A.G. Barr P.L.C.	128,920	2,528,394
Anglo-Eastern Plantations P.L.C.	108,153	1,043,202
Britvic P.L.C.	834,762	6,452,199
Cranswick P.L.C.	178,057	2,554,312
Dairy Crest Group P.L.C.	520,119	3,093,355
Devro P.L.C.	605,749	2,187,898
*European Home Retail P.L.C.	109,256	—
Fiberweb P.L.C.	180,360	231,609
Greggs P.L.C.	371,068	2,722,025
McBride P.L.C.	776,269	2,223,670
Northern Foods P.L.C.	1,842,840	1,396,919
*Premier Foods P.L.C.	5,738,177	1,620,586
PZ Cussons P.L.C.	1,298,024	8,383,476
R.E.A. Holdings P.L.C.	49,233	541,053
Robert Wiseman Dairies P.L.C.	221,312	1,162,163
Tate & Lyle P.L.C.	1,062,662	8,557,114
Thorntons P.L.C.	313,060	486,585
Young & Co.’s Brewery P.L.C.	40,000	270,799
Young & Co.’s Brewery P.L.C. Series A	20,936	178,221

Total Consumer Staples		45,633,580

1183

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (4.9%)
*Afren P.L.C.	2,941,143	$6,098,310
Anglo Pacific Group P.L.C.	426,647	2,258,403
*EnQuest P.L.C.	1,089,302	2,251,957
*Fortune Oil P.L.C.	5,889,851	707,464
*Hardy Oil & Gas P.L.C.	49,802	148,637
Heritage Oil P.L.C.	392,979	2,168,188
Hunting P.L.C.	439,386	4,535,477
#James Fisher & Sons P.L.C.	170,822	1,402,970
JKX Oil & Gas P.L.C.	431,945	1,944,035
John Wood Group P.L.C.	1,070,261	7,467,982
Lamprell P.L.C.	157,534	848,101
Melrose Resources P.L.C.	336,039	1,761,982
*Premier Oil P.L.C.	380,328	10,244,418
*Salamander Energy P.L.C.	448,596	1,570,393
*Soco International P.L.C.	892,380	4,484,663
*UK Coal P.L.C.	889,073	526,617
Wellstream Holdings P.L.C.	213,033	2,524,874

Total Energy		50,944,471

Financials — (13.2%)
Aberdeen Asset Management P.L.C.	2,558,118	7,286,080
Amlin P.L.C.	1,697,546	11,055,901
Arbuthnot Banking Group P.L.C.	67,329	428,689
Ashmore Group P.L.C.	612,152	3,757,142
*BCB Holdings, Ltd.	5,979	6,802
Beazley P.L.C.	1,787,659	3,455,912
BlueBay Asset Management P.L.C.	171,410	1,341,037
Brewin Dolphin Holdings P.L.C.	870,024	1,931,702
Brit Insurance Holdings NV	322,309	5,394,616
*Capital & Regional P.L.C.	814,788	446,739
Catlin Group, Ltd. P.L.C.	1,219,427	6,808,962
Charles Stanley Group P.L.C.	125,182	498,787
Charles Taylor Consulting P.L.C.	139,215	430,756
Chaucer Holdings P.L.C.	649,297	530,078
Chesnara P.L.C.	203,181	705,545
Close Brothers Group P.L.C.	504,375	6,234,621
Collins Stewart P.L.C.	246,937	316,814
Daejan Holdings P.L.C.	33,216	1,362,169
Development Securities P.L.C.	457,283	1,722,301
*DTZ Holdings P.L.C.	224,770	164,151
Evolution Group P.L.C.	1,028,900	1,456,035
F&C Asset Management P.L.C.	1,156,965	1,243,100
*Full Circle Future, Ltd.	135,600	—
Hansard Global P.L.C.	4,765	13,346
Hardy Underwriting Group P.L.C.	153,854	729,247
Hargreaves Lansdown P.L.C.	514,677	3,865,500
Helical Bar P.L.C.	373,868	1,947,203
#Henderson Group P.L.C.	2,936,019	6,179,402
Hiscox, Ltd. P.L.C.	1,517,006	8,610,598
IG Group Holdings P.L.C.	1,241,907	10,506,913
*Industrial & Commercial Holdings P.L.C.	5,000	120
Intermediate Capital Group P.L.C.	1,098,101	5,677,410
International Personal Finance P.L.C.	930,623	4,639,272
*IP Group P.L.C.	261,406	121,663
Jardine Lloyd Thompson Group P.L.C.	603,449	5,720,471
Lancashire Holdings, Ltd. P.L.C.	418,102	3,801,291
Liontrust Asset Management P.L.C.	129,935	181,983
*London Stock Exchange Group P.L.C.	493,712	5,803,230
LSL Property Services P.L.C.	134,125	463,144
*MWB Group Holdings P.L.C.	379,622	217,852
*Novae Group P.L.C.	234,907	1,378,187

1184

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Provident Financial P.L.C.	469,891	$5,771,826
*Puma Brandenburg, Ltd. Capital Shares	1,193,004	149,439
*Puma Brandenburg, Ltd. Income Shares	1,193,004	78,040
*Quintain Estates & Development P.L.C.	488,561	309,812
Rathbone Brothers P.L.C.	159,131	2,269,698
*Rutland Trust P.L.C.	85,288	—
S&U P.L.C.	21,140	202,834
Savills P.L.C.	501,321	2,642,414
Shore Capital Group, Ltd. P.L.C.	1,193,004	544,444
St. James’s Place P.L.C.	718,698	3,187,166
St. Modwen Properties P.L.C.	591,267	1,532,853
Tullett Prebon P.L.C.	767,415	4,880,707
*Unite Group P.L.C.	192,038	641,085

Total Financials		138,645,089

Health Care — (3.1%)
#*Alizyme P.L.C.	660,805	42,354
*Antisoma P.L.C.	2,024,536	204,877
*Assura Group, Ltd. P.L.C.	55,610	39,144
*Axis-Shield P.L.C.	223,338	928,074
Biocompatibles International P.L.C.	63,286	369,120
Bioquell P.L.C.	90,893	140,906
*BTG P.L.C.	730,460	2,829,825
Consort Medical P.L.C.	116,271	932,035
Corin Group P.L.C.	126,637	99,478
Dechra Pharmaceuticals P.L.C.	203,835	1,732,578
Genus P.L.C.	157,057	2,125,869
Hikma Pharmaceuticals P.L.C.	442,387	5,577,736
Nestor Healthcare Group P.L.C.	443,850	697,411
*Oxford Biomedica P.L.C.	2,123,042	330,404
*Prostrakan Group P.L.C.	38,359	45,511
*Renovo Group P.L.C.	95,255	50,314
*Southern Cross Healthcare, Ltd. P.L.C.	195,059	90,756
SSL International P.L.C.	753,239	13,988,081
*Synergy Health P.L.C.	46,796	589,991
*Vectura Group P.L.C.	1,218,161	1,179,468

Total Health Care		31,993,932

Industrials — (30.2%)
*AEA Technology P.L.C.	539,970	49,236
Air Partner P.L.C.	37,086	233,343
Alumasc Group P.L.C.	124,366	251,369
Ashtead Group P.L.C.	1,976,882	3,979,615
Atkins WS P.L.C.	425,663	5,139,568
*Autologic Holdings P.L.C.	80,000	32,047
*Avis Europe P.L.C.	42,037	152,018
Babcock International Group P.L.C.	1,286,052	11,951,794
Balfour Beatty P.L.C.	2,390,347	10,598,680
BBA Aviation P.L.C.	1,264,939	4,078,300
Bodycote P.L.C.	722,295	3,060,643
Braemar Shipping Services P.L.C.	81,108	688,248
#Brammer P.L.C.	185,266	577,875
#*British Airways P.L.C.	92,560	401,102
#BSS Group P.L.C.	489,152	3,470,425
Camellia P.L.C.	2,437	376,437
Carillion P.L.C.	1,523,518	8,415,082
Carr’s Milling Industries P.L.C.	35,330	360,390
Castings P.L.C.	162,757	667,278
Charter International P.L.C.	614,873	7,280,103
Chemring Group P.L.C.	128,869	6,190,604
Clarkson P.L.C.	64,187	1,093,039

1185

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Communisis P.L.C.	561,133	$264,340
#Connaught P.L.C.	319,006	85,108
*Cookson Group P.L.C.	963,139	7,951,358
Costain Group P.L.C.	126,958	426,699
*Danka Business Systems P.L.C.	1,029,605	—
Davis Service Group P.L.C.	670,430	4,464,749
De La Rue P.L.C.	387,017	3,955,190
*easyJet P.L.C.	590,927	4,318,246
Eleco P.L.C.	80,000	21,792
Fenner P.L.C.	671,987	2,812,636
Firstgroup P.L.C.	1,591,971	10,410,372
Forth Ports P.L.C.	175,092	3,700,035
Galliford Try P.L.C.	167,176	816,948
Go-Ahead Group P.L.C.	164,629	3,596,987
Hampson Industries P.L.C.	591,932	303,502
Hays P.L.C.	4,753,935	8,419,027
#*Helphire P.L.C.	1,050,597	365,202
Hogg Robinson Group P.L.C.	103,893	51,584
Homeserve P.L.C.	1,100,525	7,992,806
Hyder Consulting P.L.C.	168,297	1,036,375
IMI P.L.C.	1,191,221	15,063,796
*Impellam Group P.L.C.	35,258	101,596
Interserve P.L.C.	498,625	1,604,032
Intertek Group P.L.C.	539,854	16,045,765
Invensys P.L.C.	486,722	2,248,499
ITE Group P.L.C.	1,009,264	2,987,626
Keller Group P.L.C.	262,639	2,659,140
Kier Group P.L.C.	137,718	2,922,407
Latchways P.L.C.	41,288	525,732
Lavendon Group P.L.C.	460,763	517,050
Lincat Group P.L.C.	14,452	143,575
Low & Bonar P.L.C.	763,541	586,134
*Management Consulting Group P.L.C.	1,150,534	459,576
Mears Group P.L.C.	86,645	416,475
Meggitt P.L.C.	2,289,633	12,104,196
Melrose P.L.C.	1,598,881	7,213,870
Michael Page International P.L.C.	1,235,568	9,325,627
Mitie Group P.L.C.	1,211,510	3,943,861
MJ Gleeson Group P.L.C.	195,875	361,670
Morgan Crucible Co. P.L.C.	1,174,108	4,303,961
Morgan Sindall P.L.C.	161,485	1,743,806
Mouchel Group P.L.C.	469,006	637,712
*National Express Group P.L.C.	1,470,296	5,874,927
*Northgate P.L.C.	340,977	1,338,610
PayPoint P.L.C.	89,092	455,219
PV Crystalox Solar P.L.C.	757,444	643,752
Qinetiq P.L.C.	2,180,065	3,751,185
#Regus P.L.C.	3,178,152	4,401,305
*Rentokil Initial P.L.C.	3,510,664	5,570,923
Ricardo P.L.C.	217,815	1,033,172
*Richmond Oil & Gas P.L.C.	220,000	—
Robert Walters P.L.C.	387,999	2,101,971
ROK P.L.C.	723,316	232,022
Rotork P.L.C.	348,025	9,332,212
RPS Group P.L.C.	788,615	2,592,699
Senior P.L.C.	1,671,692	3,547,308
Severfield-Rowen P.L.C.	351,952	1,358,712
Shanks Group P.L.C.	1,642,693	2,925,933
*SIG P.L.C.	1,846,767	3,355,800
Smart (J) & Co. (Contractors)	22,500	149,369
Speedy Hire P.L.C.	324,898	128,631

1186

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Spice P.L.C.	4,494	$5,015
Spirax-Sarco Engineering P.L.C.	301,608	8,735,351
Stagecoach Group P.L.C.	1,737,648	5,820,259
Sthree P.L.C.	299,337	1,400,403
#T Clarke P.L.C.	148,717	281,229
Tarsus Group P.L.C.	212,372	429,161
*Travis Perkins P.L.C.	667,086	8,842,161
Tribal Group P.L.C.	132,810	131,713
*Trifast P.L.C.	359,985	233,277
UK Mail Group P.L.C.	198,089	1,235,797
Ultra Electronics Holdings P.L.C.	267,145	7,961,510
Umeco P.L.C.	196,406	1,362,716
*Volex Group P.L.C.	229,354	1,042,427
Vp P.L.C.	167,463	448,026
Weir Group P.L.C. (The)	362,747	9,053,724
Wincanton P.L.C.	479,763	1,827,695
WSP Group P.L.C.	262,651	1,661,767
XP Power, Ltd. P.L.C.	73,546	1,195,963

Total Industrials		316,418,202

Information Technology — (10.9%)
Acal P.L.C.	104,729	386,066
Alphameric P.L.C.	127,141	46,979
*Alterian P.L.C.	179,139	605,565
Anite P.L.C.	1,166,924	952,734
Aveva Group P.L.C.	274,171	6,542,840
Computacenter P.L.C.	423,790	2,483,595
*CSR P.L.C.	547,295	2,793,708
Dialight P.L.C.	111,362	762,136
Diploma P.L.C.	455,202	1,892,756
Domino Printing Sciences P.L.C.	455,803	3,850,851
*E2V Technologies P.L.C.	247,588	388,479
Electrocomponents P.L.C.	1,576,293	6,166,758
Fidessa Group P.L.C.	129,875	3,332,347
Halma P.L.C.	1,461,044	7,648,991
#*Imagination Technologies Group P.L.C.	882,944	6,142,602
*Innovation Group P.L.C.	3,117,664	675,185
Intec Telecom Systems P.L.C.	1,128,823	1,300,503
Kewill P.L.C.	368,863	624,078
*Kofax P.L.C.	317,667	1,453,439
Laird P.L.C.	844,551	2,016,741
Logica P.L.C.	5,706,484	11,833,154
Micro Focus International P.L.C.	520,037	3,181,608
*Misys P.L.C.	1,833,430	8,254,976
Moneysupermarket.com Group P.L.C.	125,063	167,532
Oxford Instruments P.L.C.	193,856	1,683,245
Phoenix IT Group, Ltd. P.L.C.	201,507	794,984
Premier Farnell P.L.C.	1,379,926	6,011,301
Psion P.L.C.	499,513	740,148
#*Raymarine P.L.C.	249,080	71,841
Renishaw P.L.C.	180,171	3,341,247
RM P.L.C.	363,499	989,002
*SDL P.L.C.	316,996	3,052,706
Spectris P.L.C.	490,382	8,864,013
Spirent Communications P.L.C.	2,461,978	5,667,180
*Telecity Group P.L.C.	392,405	3,132,465
*TT electronics P.L.C.	595,193	1,518,141
#Vislink P.L.C.	588,460	190,762
*Wolfson Microelectronics P.L.C.	481,057	1,963,139
Xaar P.L.C.	220,887	851,560

1187

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Xchanging P.L.C.	677,924	$1,410,573

Total Information Technology		113,785,930

Materials — (5.5%)
British Polythene Industries P.L.C.	102,332	400,056
Carclo P.L.C.	214,230	748,523
Croda International P.L.C.	484,717	11,168,074
DS Smith P.L.C.	1,591,931	4,294,371
Elementis P.L.C.	1,858,096	3,406,951
Ferrexpo P.L.C.	577,641	3,001,243
Filtrona P.L.C.	704,266	2,812,199
*Gem Diamonds, Ltd. P.L.C.	382,110	1,214,997
Hill & Smith Holdings P.L.C.	275,101	1,337,451
#Hochschild Mining P.L.C.	411,329	3,191,019
*Inveresk P.L.C.	125,000	3,305
Marshalls P.L.C.	658,597	1,138,028
Mondi P.L.C.	1,078,021	8,976,093
Petropavlovsk P.L.C.	303,440	4,703,004
Porvair P.L.C.	146,460	180,549
RPC Group P.L.C.	383,195	1,883,917
Victrex P.L.C.	321,880	6,661,744
*Yule Catto & Co. P.L.C.	505,169	2,086,886
Zotefoams P.L.C.	96,852	228,460

Total Materials		57,436,870

Telecommunication Services — (2.0%)
*Cable & Wireless Communications P.L.C.	8,687,193	7,446,715
Cable & Wireless Worldwide P.L.C.	4,550,163	5,113,145
*Colt Group SA	1,213,428	2,353,487
Kcom Group P.L.C.	2,504,455	1,970,410
*TalkTalk Telecom Group P.L.C.	1,366,075	2,887,097
Telecom Plus P.L.C.	254,695	1,589,684

Total Telecommunication Services		21,360,538

Utilities — (2.7%)
Dee Valley Group P.L.C.	12,109	194,931
*Drax Group P.L.C.	1,259,220	7,673,881
Northumbrian Water Group P.L.C.	1,699,783	9,642,375
Pennon Group P.L.C.	1,133,145	11,308,526

Total Utilities		28,819,713

TOTAL COMMON STOCKS		1,026,527,766

PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
Rea Holdings P.L.C.	2,461	4,351

RIGHTS/WARRANTS — (0.0%)
*Management Consulting Group P.L.C. Warrants 12/31/11	52,718	2,534
*SFI Holdings, Ltd. Litigation Certificate	26,713	—
*Ultraframe P.L.C. Litigation Notes	319,285	—
*Xaar P.L.C. Rights 11/05/10	30,703	39,358

TOTAL RIGHTS/WARRANTS		41,892

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $5,000 FHLMC 5.00%, 10/15/19, valued at $5,656) to be repurchased at $3,000	$3	3,000

1188

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (2.0%)
§@DFA Short Term Investment Fund	19,629,803	$19,629,803
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $1,711,232)## to be repurchased at $1,677,709	$1,678	1,677,678

TOTAL SECURITIES LENDING COLLATERAL		21,307,481

TOTAL INVESTMENTS — (100.0%) (Cost $953,563,812)		$1,047,884,490

1189

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (85.5%)
AUSTRIA — (2.3%)
#Agrana Beteiligungs AG	17,168	$1,683,139
Andritz AG	116,739	8,946,425
#*A-TEC Industries AG	21,828	118,493
Austria Email AG	715	8,211
*Austria Technologie & Systemtechnik AG	4,045	74,780
*Austriamicrosystems AG	30,470	1,215,042
BKS Bank AG	3,120	72,084
#BWIN Interactive Entertainment AG	82,345	3,941,722
BWT AG	27,601	770,197
#*CA Immobilien Anlagen AG	130,641	1,964,103
CAT Oil AG	36,702	329,774
*EAG-Beteiligungs AG	1,650	8,466
#EVN AG	48,671	772,606
Flughafen Wien AG	40,598	2,518,064
*Frauenthal Holding AG	12,084	169,681
*Intercell AG	104,732	2,561,417
Josef Manner & Co. AG	870	52,370
Kapsch TrafficCom AG	5,666	326,837
Lenzing AG	4,701	2,333,914
Mayr-Melnhof Karton AG	31,265	3,381,081
Oberbank AG	37,973	2,320,407
#Oesterreichischen Post AG	98,332	2,976,476
*Palfinger AG	45,976	1,402,518
*Polytec Holding AG	9,404	60,162
*RHI AG	93,231	3,094,010
Rosenbauer International AG	11,816	507,570
*S&T System Integration & Technology Distribution AG	6,404	60,028
Schoeller-Bleckmann Oilfield Equipment AG	32,197	2,374,383
Semperit AG Holding	24,088	1,055,358
*Sparkassen Immobilien AG	58,185	461,135
Strabag SE	95,319	2,465,545
UBM Realitaetenentwicklung AG	1,440	55,567
#Uniqa Versicherungen AG	183,530	3,797,480
*Warimpex Finanz und Beteiligungs AG	10,047	31,864
*Wienerberger AG	157,841	2,660,097
#Wolford AG	11,165	315,933
Zumtobel AG	78,928	1,615,429

TOTAL AUSTRIA		56,502,368

BELGIUM — (3.4%)
#*Ablynx NV	13,590	156,193
Ackermans & van Haaren NV	81,854	7,061,891
#*Agfa-Gevaert NV	491,806	2,872,136
*Arseus NV	2,491	35,672
*Atenor Group	236	10,860
Banque Nationale de Belgique SA	952	4,798,996
*Barco NV	53,143	3,147,848
Bekaert SA	32,765	10,044,157
Co.Br.Ha Societe Commerciale de Brasserie SA	115	261,134
Compagnie d’Entreprises SA	41,428	2,584,468
*Compagnie du Bois Sauvage SA	87	12
Compagnie Immobiliere de Belgique SA	10,535	444,728
Compagnie Maritime Belge SA	61,365	1,856,310
*Deceuninck NV	247,412	615,296
*Devgen NV	10,607	110,788
D’Ieteren SA	12,906	7,043,989
Duvel Moorgat SA	8,799	855,729
Econocom Group SA	65,485	916,258

1190

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
#Elia System Operator SA NV	124,286	$4,703,444
#Euronav SA	86,554	1,447,035
#EVS Broadcast Equipment SA	16,542	1,038,881
Exmar NV	127,551	954,401
Floridienne SA	2,033	370,346
*Galapagos NV	38,107	626,495
Gimv NV	13,874	767,907
Hamon & Compagnie International SA	3,754	135,846
Henex SA	7,487	458,617
Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	275,400
*Ion Beam Applications SA	74,962	917,807
Jensen-Group NV	12,030	175,965
Kinepolis Group NV	5,432	392,233
Lotus Bakeries NV	1,361	769,431
#*Melexis NV	88,696	1,568,298
#Nyrstar NV	220,706	3,255,659
Omega Pharma SA	82,044	3,837,687
*Option NV	38,430	34,782
*Picanol NV	16,620	268,572
*RealDolmen NV	6,066	117,796
Recticel SA	52,387	549,392
Resilux SA	4,095	321,221
Rosier SA	655	282,707
*Roularta Media Group NV	5,864	185,474
*SAPEC SA	3,531	240,403
Sioen Industries NV	52,140	432,178
Sipef NV	24,100	1,925,017
#*Spector Photo Group SA	11,235	10,673
*Systemat-Datarelay SA	26,232	191,025
Telenet Group Holding NV	148,890	6,235,028
Ter Beke NV	2,281	194,723
Tessenderlo Chemie NV	94,781	3,243,436
#*ThromboGenics NV	38,712	1,002,910
#*TiGenix NV	22,164	59,626
Van de Velde NV	27,539	1,442,486
VPK Packaging Group SA	12,084	498,452

TOTAL BELGIUM		81,747,818

DENMARK — (2.5%)
*Aarhus Lokalbank A.S.	8,030	74,282
*Aktieselskabet Skjern Bank A.S.	3,276	89,465
#Alk-Abello A.S.	18,126	1,149,254
*Alm. Brand A.S.	27,560	215,343
*Amagerbanken A.S.	647,900	363,085
#*Ambu A.S.	22,100	571,314
Arkil Holdings A.S. Series B	780	83,641
Auriga Industries A.S. Series B	49,725	974,839
#*Bang & Olufsen Holdings A.S.	105,352	1,143,267
*Bavarian Nordic A.S.	29,869	1,217,910
#*BoConcept Holding A.S.	5,650	187,932
Brodrene Hartmann A.S. Series B	11,730	149,986
*Brondbyernes IF Fodbold A.S. Series B	15,450	73,354
D/S Norden A.S.	81,294	3,156,846
*Dalhoff, Larson & Horneman A.S. Series B	32,000	128,281
*Dantherm Holding A.S.	8,615	29,079
*DFDS A.S.	11,236	810,871
*DiBa Bank A.S.	2,300	24,763
*Djursland Bank A.S.	8,970	237,691
#East Asiatic Co., Ltd. A.S.	52,687	1,430,498
F.E. Bording A.S.	600	52,631
*Fionia Holding A.S.	17,880	—

1191

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
DENMARK — (Continued)
Fluegger A.S. Series B	4,198	$324,934
#*Genmab A.S.	113,251	1,502,245
*GN Store Nord A.S.	688,298	5,747,522
*GPV Industi A.S.	2,200	12,318
#*Greentech Energy Systems A.S.	149,206	560,082
*Gronlandsbanken A.S.	768	59,747
#*H&H International A.S. Series B	17,280	209,821
#Harboes Bryggeri A.S.	12,252	325,918
Hojgaard Holding A.S. Series B	2,750	95,482
#IC Companys A.S.	33,305	1,505,500
*Incentive A.S.	3,575	12,343
Jeudan A.S.	4,620	345,426
*Jyske Bank A.S.	87,656	3,928,827
*Lan & Spar Bank A.S.	5,150	254,649
*Lastas A.S. Series B	11,200	75,675
*Lollands Bank A.S.	750	23,841
#*Mols-Linien A.S.	27,490	210,101
*NeuroSearch A.S.	69,661	1,260,861
#NKT Holding A.S.	82,627	4,450,265
*Nordjyske Bank A.S.	17,600	348,015
*Norresundby Bank A.S.	7,350	242,594
North Media A.S.	36,665	281,471
*Ostjydsk Bank A.S.	2,554	182,679
#*Parken Sport & Entertainment A.S.	32,936	525,548
Per Aarsleff A.S. Series B	5,975	484,371
*Ringkjoebing Landbobank A.S.	15,120	1,957,513
Roblon A.S. Series B	540	62,460
#*Rockwool International A.S.	8,151	918,935
#*Royal Unibrew A.S.	29,990	1,663,899
*Salling Bank A.S.	430	25,700
*Sanistal A.S. Series B	1,341	13,528
#*Satair A.S.	8,771	489,572
Schouw & Co. A.S.	70,768	1,511,678
SimCorp. A.S.	16,997	2,957,158
*Sjaelso Gruppen A.S.	29,228	44,129
*SKAKO A.S.	5,130	22,021
Solar Holdings A.S. Series B	10,225	672,384
*Spar Nord Bank A.S.	117,343	1,367,979
*Sparbank A.S.	10,930	181,845
*Sparekassen Faaborg A.S.	1,972	309,009
*Sydbank A.S.	214,972	5,659,398
Thrane & Thrane A.S.	11,563	521,244
Tivoli A.S.	969	581,472
#*TK Development A.S.	137,522	638,499
#*Topdanmark A.S.	40,675	4,872,760
#*TopoTarget A.S.	378,484	265,840
*Torm A.S.	88,510	666,307
*Vestfyns Bank A.S.	680	74,986
*Vestjysk Bank A.S.	24,162	328,665

TOTAL DENMARK		60,941,548

FINLAND — (5.7%)
Ahlstrom Oyj	6,388	130,584
#*Aldata Solutions Oyj	194,535	154,161
Alma Media Oyj	277,852	2,871,290
*Amanda Capital Oyj	67,120	137,402
Amer Sports Oyj Series A	308,476	4,159,417
Aspo Oyj	68,141	776,547
#Atria P.L.C.	5,611	78,253
Bank of Aland P.L.C.	17,663	470,016
BasWare Oyj	34,550	1,080,199

1192

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
*Biotie Therapies Corp. Oyj	265,590	$136,827
#Cargotec Oyj Series B	109,737	4,990,453
*Componenta Oyj	34,400	286,232
#Comptel P.L.C.	324,863	356,337
*Cramo Oyj	119,766	2,495,748
#Digia P.L.C.	55,020	395,159
*Efore Oyj	114,965	115,211
*Elcoteq SE	3,041	5,710
*Elektrobit Corp. Oyj	2,476	2,342
#Elisa Oyj	276,614	5,915,786
Etteplan Oyj	62,600	254,287
#*Finnair Oyj	199,282	1,504,811
*Finnlines Oyj	124,906	1,404,170
Fiskars Oyj Abp Series A	181,663	3,695,485
#F-Secure Oyj	444,369	1,354,026
*GeoSentric Oyj	244,900	10,223
#*Glaston Oyj Abp	131,940	218,346
HKScan Oyj	75,317	761,863
Huhtamaki Oyj	345,189	4,375,974
#Ilkka-Yhtyma Oyj	60,256	582,857
KCI Konecranes Oyj	232,703	9,278,182
Kemira Oyj	259,072	3,813,881
Kesko Oyj	138,078	6,852,025
Laennen Tehtaat Oyj	18,920	474,147
Lassila & Tikanoja Oyj	117,954	2,230,282
*Lemminkainen Oyj	14,946	518,822
*M-Real Oyj Series B	1,549,706	5,303,530
Neo Industrial Oyj	16,652	135,779
Nokian Renkaat Oyj	163,412	5,665,562
Nordic Aluminium Oyj	10,440	418,449
Okmetic Oyj	54,904	419,237
Olvi Oyj Series A	31,354	1,344,221
Oriola-KD Oyj Series A	12,844	68,629
Oriola-KD Oyj Series B	148,242	786,041
Orion Oyj Series A	101,720	2,153,772
#Orion Oyj Series B	253,721	5,396,431
#Outokumpu Oyj	188,979	3,394,720
Outotec Oyj	36,018	1,681,830
PKC Group Oyj	48,390	819,296
Pohjola Bank P.L.C.	372,375	4,711,128
#Ponsse Oyj	22,814	345,606
#Poyry Oyj	179,728	2,185,100
Raisio P.L.C.	462,617	1,847,784
#Ramirent Oyj	299,709	3,371,824
Rapala VMC Oyj	113,258	945,110
#*Rautaruukki Oyj Series K	233,148	4,633,296
*Raute Oyj Series A	10,390	121,384
#Ruukki Group Oyj	306,166	763,188
Sanoma Oyj	162,312	3,662,299
Scanfil Oyj	123,479	513,374
*SRV Group P.L.C.	2,008	18,605
Stockmann Oyj Abp Series A	43,914	1,741,946
#Stockmann Oyj Abp Series B	99,920	3,549,127
*Tecnomen Lifetree Oyj	2,061	2,009
Teleste Oyj	53,559	359,828
Tieto Oyj	277,638	5,309,747
#*Tikkurila Oyj	62,217	1,340,695
#*Trainers’ House P.L.C.	107,200	56,633
Tulikivi Oyj	79,440	139,245
Turkistuottajat Oyj	8,490	133,724
#Uponor Oyj Series A	206,241	3,698,902

1193

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Vacon Oyj	42,777	$2,231,114
Vaisala Oyj Series A	39,132	1,203,909
Viking Line Abp	10,400	477,790
Yit Oyj	207,318	5,012,228

TOTAL FINLAND		137,850,147

FRANCE — (11.0%)
Akka Technologies SA	6,655	129,933
Ales Groupe SA	32,239	533,786
#*Altamir Amboise	2,730	21,414
ALTEN SA	64,193	2,147,188
#*Altran Technologies SA	343,804	1,476,374
April Group SA	70,725	2,126,258
#*Archos SA	18,355	105,617
Arkema SA	199,362	12,882,495
Assystem SA	52,519	969,979
#*Atari SA	14,902	79,339
*Atos Origin SA	143,571	6,644,029
Aubay SA	10,285	74,348
Audika SA	21,251	519,726
*Baccarat SA	1,090	229,348
Banque Tarneaud SA	1,430	249,295
#*Beneteau SA	172,729	3,713,000
#Bigben Interactive	8,718	122,825
Boiron SA	27,525	1,040,964
Boizel Chanoine Champagne SA	6,606	545,670
Bonduelle SCA	12,909	1,157,117
Bongrain SA	14,735	1,187,640
#Bourbon SA	155,755	7,098,282
*Boursorama SA	10,781	131,210
#*Bull SA	289,386	1,370,888
Burelle SA	3,894	916,657
*Cafom SA	5,092	111,969
Canal Plus SA	290,570	2,142,598
CBo Territoria	28,320	175,957
Cegedim SA	16,591	1,040,813
CEGID Group SA	1,992	67,041
#*Cie Generale de Geophysique-Veritas SA	219,970	5,138,239
Ciments Francais SA	754	69,524
*Club Mediterranee SA	63,302	1,239,256
Compagnie Industrielle et Financiere D’Entreprises SA	1,200	100,501
*CS Communication & Systemes SA	7,938	61,881
Damartex SA	21,101	603,302
Delachaux SA	26,973	2,202,807
#*Derichebourg SA	548,515	2,714,506
*Devoteam SA	4,275	118,015
*Dynaction SA	14,655	173,308
#EDF Energies Nouvelles SA	17,468	758,506
Electricite de Strasbourg SA	22,124	3,533,878
Entrepose Contracting SA	117	13,567
Esso S.A.F.	8,945	1,202,006
Establissements Maurel et Prom SA	305,061	4,498,910
*Etam Developpement SA	386	18,360
*Euler Hermes SA	36,906	3,475,927
*Euro Disney SCA	48,370	282,812
*Eurofins Scientific SA	4,524	280,369
#Exel Industries SA	10,525	458,523
Faiveley Transport SA	3,574	302,193
*Faurecia SA	87,585	2,375,979
Fimalac SA	29,963	1,289,484
Fleury Michon SA	4,694	207,994

1194

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Flo Groupe SA	29,358	$187,024
*GameLoft SA	20,003	124,388
*Gascogne SA	6,907	391,163
Gaumont SA	14,184	1,014,194
#*GECI International SA	59,392	281,139
Gemalto NV	149,247	6,801,849
Gevelot SA	3,584	198,789
*GFI Informatique SA	122,870	527,105
#GIFI SA	7,360	574,020
GL Events SA	14,161	492,221
#GPE Groupe Pizzorno SA	5,200	130,932
Groupe Crit SA	24,255	640,753
Groupe Eurotunnel SA	6,188	61,560
*Groupe Go Sport SA	2,297	34,364
Groupe Gorge SA	18,510	179,476
Groupe Guillin SA	1,200	113,166
#*Groupe Open SA	27,590	214,463
Groupe Steria SCA	66,505	1,793,288
#Guerbet SA	5,824	624,497
#Guyenne et Gascogne SA	25,083	2,769,366
*Haulotte Group SA	59,734	775,622
Havas SA	1,165,955	6,143,380
#*Hi-Media SA	10,913	53,857
#*Idsud SA	2,227	82,405
Ingenico SA	109,546	3,306,504
*Inter Parfums SA	1,373	51,954
Ipsen SA	25,125	885,406
Ipsos SA	84,878	4,091,814
*Kaufman & Broad SA	4,383	125,981
Korian SA	5,663	134,462
#Laurent-Perrier SA	11,943	1,344,451
*LDC SA	19	1,826
#*Lectra SA	83,499	487,659
Lisi SA	16,055	1,129,135
#LVL Medical Groupe SA	18,785	426,849
M6 Metropole Television SA	148,116	3,625,710
#Maisons France Confort SA	2,426	105,699
#*Manitou BF SA	46,187	974,576
Manutan International SA	13,379	898,272
*Meetic SA	3,575	106,799
#Mersen SA	58,913	2,585,614
MGI Coutier SA	2,753	123,528
#Mr. Bricolage SA	23,846	487,419
#Naturex SA	8,725	529,599
#Neopost SA	86,402	7,177,299
Nexans SA	92,377	6,588,947
Nexity SA	73,484	3,262,937
Norbert Dentressangle SA	12,330	1,003,926
NRJ Group SA	2,533	26,526
#*Oeneo SA	102,487	295,125
#Orpea SA	96,748	4,878,575
Osiatis SA	1,400	10,945
#*PagesJaunes Groupe SA	384,634	4,240,358
Paris Orleans et Cie SA	2,478	67,295
*Parrot SA	6,162	157,922
Pierre & Vacances SA	15,567	1,133,671
Plastic Omnium SA	29,952	1,813,476
*Plastivaloire SA	4,552	125,731
PSB Industries SA	8,438	278,961
Rallye SA	85,476	3,343,576
#*Recylex SA	39,995	363,097

1195

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#Remy Cointreau SA	77,795	$5,477,945
*Rexel SA	66,479	1,255,476
*Rhodia SA	311,738	8,691,016
Robertet SA	3,167	467,745
*Rodriguez Group SA	31,298	243,069
Rougier SA	6,115	255,053
Rubis SA	33,838	3,751,770
*S.T. Dupont SA	39,440	11,001
*Sa des Ciments Vicat SA	9,335	733,070
Sabeton SA	13,500	247,560
Saft Groupe SA	60,919	2,328,288
SAMSE SA	8,342	729,002
*Sartorius Stedim Biotech SA	866	39,737
SEB SA	87,918	8,430,197
*Seche Environnement SA	332	26,784
#Sechilienne SA	56,504	1,641,836
Securidev SA	2,500	81,458
SeLoger.com SA	21,482	1,078,333
#*Sequana SA	30,915	448,159
Signaux Girod SA	894	73,369
*Societe Anonyme d’Explosifs et de Produits Chimiques SA	524	193,701
Societe BIC SA	84,787	7,526,006
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	3,019,311
Societe Pour l’Informatique Industrielle SA	40,908	245,466
Societe Television Francaise 1 SA	171,170	2,805,497
#*Soitec SA	365,404	3,772,032
#Somfy SA	21,738	4,770,129
Sopra Group SA	22,982	1,914,509
Stallergenes SA	33,074	2,818,986
#*Ste Industrielle d’Aviation Latecoere SA	3,517	33,091
Stef-TFE SA	28,838	1,606,256
Sucriere de Pithiviers Le Vieil SA	1,745	1,698,478
*Sword Group SA	4,053	149,330
Synergie SA	32,941	871,372
#*Technicolor SA	304,125	1,915,679
Teleperformance SA	158,000	4,992,930
Tessi SA	5,050	458,789
#*Theolia SA	215,705	380,568
#Tonnellerie Francois Freres SA	3,839	160,474
*Total Gabon	35	14,047
Touax SA	378	13,776
Toupargel Groupe SA	75	1,425
*Transgene SA	1,214	26,186
*Trigano SA	12,263	315,913
#*UbiSoft Entertainment SA	196,028	2,553,866
#Union Financiere de France Banque SA	15,895	684,333
*Valeo SA	232,962	12,592,625
Viel et Compagnie SA	158,130	636,265
#Vilmorin & Cie SA	18,821	2,000,471
Virbac SA	16,426	2,643,640
VM Materiaux SA	6,914	428,408
Vranken Pommery Monopole SA	12,131	581,253
Zodiac Aerospace SA	105,911	7,489,218
*Zueblin Immobiliere France SA	1,285	6,729

TOTAL FRANCE		265,863,879

GERMANY — (12.7%)
A.S. Creation Tapeton AG	6,853	299,090
*AAP Implantate AG	47,250	80,188
*Aareal Bank AG	302,222	7,378,490
*Abwicklungsgesellschaft Roesch AG Medizintechnik	7,300	406

1196

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*ADVA AG Optical Networking	120,254	$975,785
Agrob Immobilien AG	5,800	75,276
#*Air Berlin P.L.C.	107,677	509,541
#Aixtron AG	314,748	10,249,247
*Aligna AG	318,087	78,049
Amadeus Fire AG	16,192	624,630
Andreae-Noris Zahn AG	26,412	1,043,706
#*Arques Industries AG	21,373	63,144
*Arques Industries AG I-10 Shares	8,997	26,572
#Asian Bamboo AG	26,935	1,382,795
Augusta Technologie AG	26,396	545,656
#Aurubis AG	144,707	7,460,677
Baader Bank AG	132,511	581,090
#*Balda AG	120,860	1,057,981
#Bauer AG	19,385	893,112
BayWa AG	10,824	452,200
Bechtle AG	39,024	1,454,122
#*Bertrandt AG	22,607	1,467,454
*Beta Systems Software AG	8,550	34,514
Bilfinger Berger SE	162,980	11,946,841
*Biolitec AG	26,843	147,382
Biotest AG	20,784	1,119,184
*BKN International AG	33,408	2,278
*BMP AG	44,099	54,354
#*Borussia Dortmund GmbH & Co. KGaA	208,512	492,714
Carl Zeiss Meditec AG	58,224	1,008,073
CENIT AG	470	3,440
*Centrosolar Group AG	19,292	136,717
*Centrotec Sustainable AG	41,054	968,349
#*Centrotherm Photovoltaics AG	26,061	1,073,033
Cewe Color Holding AG	13,917	593,960
#Comdirect Bank AG	131,903	1,305,689
CompuGroup Medical AG	11,917	156,766
#*Conergy AG	370,951	274,213
#*Constantin Medien AG	314,299	715,963
CropEnergies AG	12,945	87,933
CTS Eventim AG	50,168	2,793,430
*Curanum AG	83,165	265,211
*D. Logistics AG	113,203	265,857
DAB Bank AG	130,043	769,951
*Data Modul AG	11,455	189,012
*Delticom AG	1,235	98,387
*Demag Cranes AG	48,370	2,411,185
*Deutsche Beteiligungs AG	10,507	303,805
*Deutsche Wohnen AG	68,918	828,825
*Deutz AG	249,610	2,135,743
#*Dialog Semiconductor P.L.C.	151,843	2,767,333
*Dierig Holding AG	10,500	125,480
Douglas Holding AG	100,341	5,601,173
*Dr. Hoenle AG	14,858	152,848
Drillisch AG	148,359	1,271,357
#*Duerr AG	34,299	1,040,464
DVB Bank SE	173,470	5,939,540
Eckert & Ziegler AG	6,924	247,635
#Elexis AG	32,938	553,560
*Elmos Semiconductor AG	34,592	391,176
#ElreingKlinger AG	96,945	3,240,427
*Epigenomics AG	27,680	86,659
Erlus AG	2,970	121,981
*Euromicron AG	4,746	154,164
#Euwax AG	17,978	1,251,133

1197

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*Evotec AG	1,165,338	$3,889,148
#Fielmann AG	56,670	5,746,279
Freenet AG	346,365	4,419,738
Fuchs Petrolub AG	46,541	5,987,309
GBW AG	28,417	534,012
*Gerresheimer AG	82,421	3,253,954
#Gerry Weber International AG	42,943	2,042,510
Gesco AG	9,182	564,093
GFK SE	68,806	2,869,257
#GFT Technologies AG	66,050	320,396
#Gildemeister AG	99,621	1,775,541
*Grammer AG	25,920	675,020
Grenkeleasing AG	31,484	1,672,497
#*H&R WASAG AG	15,594	463,770
#Hamborner REIT AG	31,350	321,311
#Hamburger Hafen und Logistik AG	50,236	2,197,937
*Hansa Group AG	146,815	606,956
Hawesko Holding AG	19,463	768,895
*Heidelberger Druckmaschinen AG	693,936	3,192,652
*Homag Group AG	5,600	120,323
*IKB Deutsche Industriebank AG	21,843	21,215
Indus Holding AG	41,674	1,108,186
Innovation in Traffic Systems AG	23,949	469,111
Interseroh SE	21,642	1,143,018
#*Intershop Communications AG	62,598	180,076
Isra Vision Systems AG	10,917	232,040
*IVG Immobilien AG	480,972	3,691,390
*Jenoptik AG	153,250	1,022,657
*Kampa AG	35,505	7,897
*Kloeckner & Co. SE	189,620	4,251,207
*Koenig & Bauer AG	4,664	93,567
Kontron AG	176,510	1,714,500
#*Krones AG	69,323	3,848,263
KSB AG	3,809	2,968,171
#*Kuka AG	97,095	2,015,564
#KWS Saat AG	17,224	3,077,061
Leifheit AG	12,500	337,542
*Leoni AG	108,940	3,975,651
#Loewe AG	25,187	222,979
LPKF Laser & Electronics AG	20,347	400,287
#*Manz Automation AG	2,066	154,384
*MasterFlex AG	7,812	39,033
*Maxdata Computer AG	94,120	15,851
Mediclin AG	119,554	637,164
#*Medigene AG	87,499	215,375
Medion AG	81,672	1,290,624
*Mensch und Maschine Software AG	27,532	151,299
#MLP AG	205,563	2,184,507
*Mologen AG	22,062	269,985
*Morphosys AG	57,456	1,368,826
MTU Aero Engines Holding AG	165,906	10,009,105
Muehlbauer Holding & Co. AG	14,905	580,858
#MVV Energie AG	114,055	4,652,124
Nemetschek AG	23,340	936,194
*Nexus AG	33,813	170,726
#*Nordex SE	104,915	1,015,728
#OHB Technology AG	35,659	646,705
Oldenburgische Landesbank AG	4,234	239,839
P&I Personal & Informatik AG	17,889	620,840
*Patrizia Immobilien AG	10,090	51,410
Pfeiffer Vacuum Technology AG	32,328	3,091,655

1198

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#*Pfleiderer AG	158,664	$805,586
#*Phoenix Solar AG	6,374	248,256
*PNE Wind AG	167,451	384,137
Praktiker Bau-und Heimwerkermaerkte Holding AG	152,387	1,444,977
*Progress-Werk Oberkirch AG	6,250	305,020
PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	617,363
PVA TePla AG	46,019	281,285
*Q-Cells SE	226,583	970,002
*QSC AG	287,340	733,275
R. Stahl AG	14,410	542,267
Rational AG	14,646	3,248,740
REALTECH AG	13,541	150,497
Renk AG	18,838	1,640,045
#*Repower Systems AG	5,276	870,626
Rheinmetall AG	111,360	8,031,101
Rhoen-Klinikum AG	379,608	8,894,423
*Roth & Rau AG	15,929	374,527
Ruecker AG	18,949	326,573
S.A.G. Solarstrom AG	8,882	46,158
Sartorius AG	30,837	986,017
*Schaltbau Holding AG	1,059	80,305
*Sedo Holding AG	69,691	340,972
*Sektkellerei Schloss Wachenheim AG	14,520	176,694
*SER Systems AG	9,400	681
#*SGL Carbon SE	217,830	8,077,263
*Silicon Sensor International AG	182	2,106
#*Singulus Technologies AG	189,731	881,027
Sinner AG	2,660	59,601
#Sixt AG	37,664	1,459,885
#*SKW Stahl-Metallurgie Holding AG	12,802	311,119
*Sky Deutschland AG	388,970	624,584
*SM Wirtschaftsberatungs AG	18,841	131,067
Software AG	70,053	9,809,297
#*Solar Millennium AG	34,471	948,466
*Solar-Fabrik AG	6,039	45,757
#*Solarworld AG	285,203	4,133,883
#*Solon SE	25,350	107,143
Stada Arzneimittel AG	173,213	5,338,789
STINAG Stuttgarter Invest AG	35,003	886,604
*Stoehr & Co. AG	6,000	26,952
#Stratec Biomedical Systems AG	26,506	997,272
Sued-Chemie AG	28,301	4,058,938
Suedzucker AG	7,437	175,285
*Sunways AG	15,188	100,766
*Suss Microtec AG	59,969	504,302
Symrise AG	278,877	8,494,967
Syzygy AG	30,656	144,514
*TAG Immobilien AG	10,306	86,388
Takkt AG	126,507	1,667,964
TDS Informationstechnologie AG	89,063	515,743
Telegate AG	20,500	196,447
*Tipp24 SE	3,229	129,664
Tognum AG	190,869	4,647,584
#*Tomorrow Focus AG	113,715	569,824
#*TUI AG	468,655	5,478,056
UMS United Medical Systems International AG	22,300	203,249
Umweltbank AG	17,805	421,355
#United Internet AG	167,408	3,005,427
VBH Holding AG	9,415	56,342
*Verbio AG	45,505	298,456
#*Versatel AG	12,209	68,534

1199

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#Vossloh AG	35,932	$4,187,288
*VTG AG	14,769	288,837
*Wacker Neuson SE	30,872	567,359
*Wanderer-Werke AG	7,903	1,647
*Washtec AG	926	10,724
Wincor Nixdorf AG	112,151	8,204,044
Wirecard AG	264,258	3,940,089
Wuerttembergische Lebensversicherung AG	27,308	792,670
Wuerttembergische Metallwarenfabrik AG	29,451	1,147,746
*XING AG	2,088	91,727
Zhongde Waste Technology AG	2,889	53,201

TOTAL GERMANY		305,820,641

GREECE — (2.4%)
Aegean Airlines S.A.	5,746	18,434
*Aegek S.A.	120,000	51,586
*Agricultural Bank of Greece S.A.	608,736	735,246
Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	439,886	771,301
*Alfa Alfa Energy S.A.	3,810	7,371
*Altec Holdings S.A. IT & Communication Systems	80,278	8,896
*Alumil Aluminum Industry S.A.	52,526	45,336
*Alysida S.A.	2,376	6,584
*Anek Lines S.A.	605,331	176,492
*Astir Palace Hotels S.A.	93,886	287,163
*Athens Medical Center S.A.	150,874	123,972
*Atlantic Supermarkets S.A.	35,080	11,718
*Attica Bank S.A.	181,970	260,796
*Atti-Kat S.A.	56,554	7,886
Autohellas S.A.	83,520	165,456
*Babis Vovos International Construction S.A.	59,807	203,641
*Balafas S.A.	15,200	4,020
*Balkan Real Estate S.A.	41,970	26,297
#Bank of Cyprus Public Co., Ltd. S.A.	1,161,048	5,410,020
Bank of Greece S.A.	74,025	3,318,355
Centric Multimedia S.A.	29,538	20,552
*Daios Plastics S.A.	16,350	147,628
Diagnostic & Therapeutic Center of Athens Hygeia S.A.	207,001	224,627
*EFG Eurobank Ergasias	110,382	681,304
*Elastron S.A.	110,793	125,376
*Elbisco Holding S.A.	28,098	14,470
Elektrak S.A.	38,037	113,498
*Elektroniki Athinon S.A.	34,490	22,973
Ellaktor S.A.	522,735	2,424,716
*Emporiki Bank of Greece S.A.	5,563	15,217
*Etma Rayon S.A.	11,242	22,062
Euro Reliance General Insurance Co. S.A.	54,730	45,588
*Euromedica S.A.	67,698	166,684
EYDAP Athens Water Supply & Sewage Co. S.A.	77,620	522,242
F.G. Europe S.A.	4,536	3,804
Folli-Follie S.A.	32,922	800,177
*Forthnet S.A.	254,703	222,884
Fourlis Holdings S.A.	131,153	1,249,933
Frigoglass S.A.	89,562	1,209,540
GEK Terna S.A.	271,328	1,477,093
*Geniki Bank S.A.	31,074	114,562
*Halkor S.A.	226,556	204,761
*Hellenic Cables S.A.	65,236	105,679
*Hellenic Duty Free Shops S.A.	98,334	648,696
Hellenic Exchanges S.A.	204,708	1,622,680
Hellenic Petroleum S.A.	302,750	2,424,875
*Hellenic Sugar Industry S.A.	78,005	90,900

1200

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GREECE — (Continued)
Heracles General Cement Co. S.A.	77,436	$506,596
Iaso S.A.	206,042	499,111
Inform P. Lykos S.A.	35,570	50,363
*Informatics S.A.	3,778	1,630
*Intracom Holdings S.A.	197,993	156,742
*Intracom Technical & Steel Constructions S.A.	86,337	92,574
Intralot SA-Integrated Lottery Systems & Services S.A.	297,518	1,300,853
*Ionian Hotel Enterprises S.A.	16,914	329,575
*Ipirotiki Software & Publications S.A.	22,110	59,699
*JUMBO S.A.	128,050	986,917
Karelia Tobacco Co., Inc. S.A.	5,787	494,010
*Kathimerini Publishing S.A.	47,170	328,343
*Lambrakis Press S.A.	115,149	120,122
*Lamda Development S.A.	905	5,037
*Lan-Net S.A.	12,688	21,191
*Lavipharm S.A.	96,324	71,073
Loulis Mills S.A.	41,702	92,866
Marfin Investment Group S.A.	1,665,622	1,875,632
Marfin Popular Bank Public Co., Ltd. S.A.	881,222	1,813,054
Metka S.A.	97,586	1,171,506
Michaniki S.A.	165,545	101,221
Motor Oil (Hellas) Corinth Refineries S.A.	141,859	1,556,995
*Mytilineos Holdings S.A.	324,571	1,987,291
*Neorion Holdings S.A.	17,993	17,530
*Pegasus Publishing S.A.	95,510	127,614
#*Piraeus Bank S.A.	1,030,246	5,350,415
*Piraeus Port Authority S.A.	17,752	301,125
*Promota Hellas S.A.	8,860	2,836
*Proton Bank S.A.	141,214	184,389
*Real Estate Development & Services S.A.	94,497	101,478
S&B Industrial Minerals S.A.	68,336	334,688
*Sanyo Hellas S.A.	23,637	5,063
Sarantis S.A.	74,884	394,478
*Selected Textile S.A.	87,690	39,182
*Sfakianakis S.A.	91,320	64,676
*Sidenor Steel Products Manufacturing Co. S.A.	3,844	13,606
*Spyroy Agricultural Products S.A.	61,348	48,716
*T Bank S.A.	228,007	113,944
*Technical Olympic S.A.	2,237	4,533
*Teletypos S.A. Mega Channel	77,669	345,256
Terna Energy S.A.	94,920	407,797
*Themeliodomi S.A.	37,422	19,271
Thessaloniki Port Authority S.A.	6,936	108,684
Thessaloniki Water Supply & Sewage Co. S.A.	8,309	48,633
Thrace Plastics Co. S.A.	109,280	79,169
Titan Cement Co. S.A.	152,737	3,266,758
*TT Hellenic Postbank S.A.	695,353	3,721,670
*Varvaressos S.A.-European Spinning Mills	36,350	6,577
*Viohalco S.A.	409,999	2,317,209

TOTAL GREECE		57,410,789

IRELAND — (2.4%)
*Abbey P.L.C.	84,370	511,271
*Aer Lingus Group P.L.C.	725,316	1,159,600
*Allied Irish Banks P.L.C.	1,323,599	628,596
*Aminex P.L.C.	496,086	67,459
C&C Group P.L.C. (B010DT8)	399,607	1,838,264
C&C Group P.L.C. (B011Y09)	938,559	4,351,116
DCC P.L.C.	308,989	8,941,049
Donegal Creameries P.L.C.	26,085	152,579
*Dragon Oil P.L.C.	1,347,570	9,665,121

1201

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
IRELAND — (Continued)
*Elan Corp. P.L.C.	74,754	$414,855
FBD Holdings P.L.C.	125,728	1,071,234
Fyffes P.L.C.	1,020,533	433,218
Glanbia P.L.C. (0066950)	700,613	3,337,143
Glanbia P.L.C. (4058629)	49,518	234,325
Grafton Group P.L.C.	342,327	1,461,391
Greencore Group P.L.C. (0386410)	615,927	933,067
*Greencore Group P.L.C. (5013832)	134,759	204,600
IFG Group P.L.C.	337,495	614,336
*Independent News & Media P.L.C. (B59HWB1)	282,831	242,482
*Independent News & Media P.L.C. (B5TR5N4)	318,060	274,280
Irish Continental Group P.L.C.	91,000	1,923,304
*Irish Life & Permanent Group Holdings P.L.C.	117,549	248,735
*Kenmare Resources P.L.C.	4,136,548	1,309,357
Kingspan Group P.L.C. (0492793)	351,640	2,943,347
Kingspan Group P.L.C. (4491235)	29,305	245,060
*McInerney Holdings P.L.C.	697,135	38,423
Paddy Power P.L.C.	180,573	7,291,136
*Providence Resources P.L.C.	62,580	178,743
*Smurfit Kappa Group P.L.C.	425,485	4,554,903
Total Produce P.L.C.	871,395	448,111
United Drug P.L.C. (3302480)	820,214	2,604,974
*United Drug P.L.C. (3335969)	2,500	7,930

TOTAL IRELAND		58,330,009

ISRAEL — (2.5%)
*Africa Israel Investments, Ltd.	141,264	986,198
*Alon Holdings Blue Square, Ltd.	44,917	408,169
*AL-ROV Israel, Ltd.	13,740	474,978
*Alvarion, Ltd.	175,598	455,116
*AudioCodes, Ltd.	103,436	491,740
*Avgol Industries 1953, Ltd.	35,000	23,140
*Biocell, Ltd.	19,162	276,263
*BioLine RX, Ltd.	535,468	508,415
*Clal Biotechnology Industries, Ltd.	146,663	810,958
Clal Industries & Investments, Ltd.	265,185	1,987,830
*Clal Insurance Enterprise Holdings, Ltd.	79,102	2,125,162
*Compugen, Ltd.	19,609	89,047
*Delek Automotive Systems, Ltd.	102,954	1,263,565
Delta-Galil Industries, Ltd.	6,589	54,665
*El Al Israel Airlines	262,749	97,596
*Elbit Medical Imaging, Ltd.	53,265	756,901
Electra (Israel), Ltd.	4,633	485,263
*Elron Electronic Industries, Ltd.	57,768	325,778
*Evogene, Ltd.	34,949	179,197
*EZchip Semiconductor, Ltd.	26,234	648,297
First International Bank Of Israel, Ltd.	95,487	1,345,678
*FMS Enterprises Migun, Ltd.	10,300	294,770
Formula Systems, Ltd.	27,112	382,313
*Frutarom Industries, Ltd.	150,986	1,509,261
*Fundtech, Ltd.	6,299	87,312
*Gilat Satellite Networks, Ltd.	27,147	145,411
*Given Imaging, Ltd.	16,590	294,038
*Golf & Co., Ltd.	52,551	358,681
Granite Hacarmel Investments, Ltd.	144,714	321,238
*Hadera Paper, Ltd.	8,920	765,383
Harel Insurance Investments & Finances, Ltd.	32,355	1,837,344
*Hot Telecommunications Systems, Ltd.	80,968	1,067,491
*Israel Discount Bank, Ltd.	594,075	1,205,300
*Israel Land Development Co., Ltd. (The)	4,737	57,304
*Ituran Location & Control, Ltd.	77,478	1,173,589

1202

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Jerusalem Oil Exploration	19,608	$469,963
*Kamada, Ltd.	110,315	828,471
Maabarot Products, Ltd.	21,999	347,965
*Makhteshim-Agan Industries, Ltd.	650,561	3,282,549
*Matrix IT, Ltd.	101,398	539,931
*Mellanox Technologies, Ltd.	38,649	874,950
*Menorah Mivtachim Holdings, Ltd.	96,261	1,291,510
*Migdal Insurance & Financial Holding, Ltd.	934,324	1,940,403
Mizrahi Tefahot Bank, Ltd.	196,548	1,834,847
*Naphtha Israel Petroleum Corp., Ltd.	103,666	503,338
*Neto ME Holdings, Ltd.	5,411	260,006
NetVision, Ltd.	29,667	379,490
*NICE Systems, Ltd.	41,874	1,382,365
*NICE Systems, Ltd. Sponsored ADR	119,492	4,001,787
*Oil Refineries, Ltd.	3,060,156	1,818,592
*Orckit Communications, Ltd.	38,290	131,185
*Ormat Industries, Ltd.	280,242	2,223,750
Osem Investments, Ltd.	94,881	1,493,192
*Paz Oil Co., Ltd.	11,507	1,816,110
*Phoenix Holdings, Ltd. (The)	172,005	594,287
Plasson Industries, Ltd.	3,076	75,540
*RADVision, Ltd.	17,688	124,221
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	26,405	719,190
*Retalix, Ltd.	62,414	778,023
Scailex Corp, Ltd.	23,057	446,421
Shikun & Binui, Ltd.	737,677	1,796,867
*Space Communication, Ltd.	5,403	103,983
*Strauss Group, Ltd.	114,730	1,807,490
*Suny Electronic, Ltd.	27,923	315,264
Super-Sol, Ltd. Series B	348,812	2,140,099
*Tower Semiconductor, Ltd.	1,261,189	1,725,928
*Union Bank of Israel, Ltd.	103,064	496,847

TOTAL ISRAEL		59,837,955

ITALY — (7.4%)
#*A.S. Roma SpA	293,436	502,379
#*ACEA SpA	237,397	2,832,556
Acegas-APS SpA	110,973	649,076
*Acotel Group SpA	810	48,000
Actelios SpA	58,406	180,076
*Aedes SpA	1,017,693	298,119
Aeroporto de Firenze SpA	17,399	288,426
#Alerion Cleanpower SpA	546,906	399,927
Amplifon SpA	169,528	913,568
Ansaldo STS SpA	209,641	2,891,935
#*Arnoldo Mondadori Editore SpA	361,989	1,277,132
Ascopiave SpA	24,029	55,324
Astaldi SpA	216,415	1,594,341
*Autogrill SpA	274,792	3,664,922
Azimut Holding SpA	431,543	4,401,272
Banca Finnat Euramerica SpA	685,945	494,025
#Banca Generali SpA	101,336	1,313,217
Banca Ifis SpA	96,129	714,431
*Banca Intermobiliare SpA	58,955	343,276
#Banca Piccolo Credito Valtellinese Scarl	633,240	3,212,252
#Banca Popolare dell’Emilia Romagna Scrl	312,328	3,858,625
*Banca Popolare dell’Etruria e del Lazio Scarl	51,573	239,220
Banca Popolare di Milano Scarl	1,092,906	5,109,912
#*Banca Popolare di Sondrio Scarl	657,187	6,213,903
*Banca Profilo SpA	373,887	246,501
Banco di Desio e della Brianza SpA	232,296	1,333,589

1203

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
BasicNet SpA	90,945	$364,431
#Beghelli SpA	427,981	379,011
Benetton Group SpA	209,290	1,700,792
#*Biesse SpA	54,004	408,867
*Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	454,012
Brembo SpA	155,005	1,702,904
*Brioschi Sviluppo Immobiliare SpA	135,663	30,772
#Bulgari SpA	410,278	4,393,986
*Buongiorno SpA	369,672	615,668
#Buzzi Unicem SpA	201,739	2,320,830
*C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	3,257,013
*Cairo Communication SpA	2,303	8,650
Caltagirone Editore SpA	6,045	14,733
Caltagirone SpA	246,310	669,688
*Cam Finanziaria SpA	36,527	21,558
#*Carraro SpA	113,633	443,709
Cembre SpA	40,330	306,693
Cementir Holding SpA	277,058	963,636
Class Editore SpA	165,655	112,727
Credito Artigiano SpA	361,183	668,317
Credito Bergamasco SpA	130,539	3,911,012
Credito Emiliano SpA	239,017	1,699,533
CSP International Fashion Group SpA	13,481	23,457
*Dada SpA	6,181	46,898
#*d’Amico International Shipping SA	126,574	191,096
Danieli & Co. SpA	54,740	1,444,520
*Datalogic SpA	6,397	47,150
Davide Campari - Milano SpA	914,018	5,797,156
De Longhi SpA	305,654	1,766,138
*DeA Capital SpA	95,232	173,669
DiaSorin SpA	45,014	1,849,095
*Digital Multimedia Technologies SpA	28,443	553,786
#*EEMS Italia SpA	90,607	186,608
*Elica SpA	44,844	94,258
Emak SpA	57,399	355,766
Engineering Ingegneria Informatica SpA	5,313	160,592
#*ERG Renew SpA	191,121	222,548
#ERG SpA	209,772	2,897,579
#*ErgyCapital SpA	5,992	4,205
Esprinet SpA	98,188	976,853
#*Eurotech SpA	72,555	231,393
#*Fastweb SpA	42,134	1,054,013
#*Fiera Milano SpA	37,863	255,807
#Fondiaria - SAI SpA	172,525	2,050,131
Gas Plus SpA	975	6,372
*Gefran SpA	31,849	162,880
*Gemina SpA	1,579,114	1,268,076
#Geox SpA	202,270	1,217,236
#GranitiFiandre SpA	79,737	350,394
*Gruppo Ceramiche Ricchetti SpA	127,131	47,295
*Gruppo Coin SpA	92,474	972,539
#*Gruppo Editoriale L’Espresso SpA	639,121	1,697,801
Hera SpA	1,720,734	3,641,881
*I Grandi Viaggi SpA	98,547	114,544
#Immsi SpA	696,806	853,715
#*Impregilo SpA	1,180,326	3,786,315
#Indesit Co. SpA	177,464	2,194,312
Industria Macchine Automatiche SpA	58,626	1,239,563
Industria Romagnola Conduttori Elettrici SpA	43,452	84,635
*Intek SpA	247,971	143,968
#*Interpump Group SpA	241,525	1,575,265

1204

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
Iren SpA	1,381,922	$2,428,639
*Isagro SpA	10,591	45,227
#Italcementi SpA	196,458	1,656,910
Italmobiliare SpA	23,493	831,799
#*Kerself SpA	17,741	78,330
*KME Group SpA	476,414	220,763
#Landi Renzo SpA	203,171	983,314
#Lottomatica SpA	164,158	2,740,532
Maire Tecnimont SpA	575,375	2,488,442
#*Marcolin SpA	57,928	279,748
#*Mariella Burani SpA	32,721	114,878
Marr SpA	127,201	1,381,753
#Mediolanum SpA	592,750	2,786,166
Milano Assicurazioni SpA	850,055	1,838,383
*Monrif SpA	315,834	183,303
*Montefibre SpA	172,887	37,108
Nice SpA	21,188	82,892
*Pagnossin SpA	9,000	—
*PanariaGroup Industrie Ceramiche SpA	42,000	94,798
#Piaggio & C. SpA	353,619	1,289,628
*Pininfarina SpA	82,321	383,742
#Pirelli & Co. SpA	782,291	6,684,015
#*Prelios SpA	2,108,288	1,238,234
#*Premafin Finanziaria SpA	961,257	1,437,612
Prysmian SpA	542,696	10,518,765
Recordati SpA	390,377	3,845,733
Reply SpA	4,020	95,942
*Retelit SpA	15,691	7,882
*Richard-Ginori 1735 SpA	140,800	10,013
Sabaf SpA	22,649	724,450
#*SAES Getters SpA	30,068	293,269
#*Safilo Group SpA	108,207	1,707,449
#*Saras SpA	1,207,744	2,673,136
Screen Service Broadcasting Technologies SpA	152,715	132,767
#*Seat Pagine Gialle SpA	2,988,837	546,013
#*Snai SpA	178,681	709,324
Societa Iniziative Autostradali e Servizi SpA	195,451	1,849,232
#Societe Cattolica di Assicurazoni Scrl SpA	166,478	4,529,945
*Sogefi SpA	173,096	599,583
Sol SpA	166,511	1,100,403
*Sorin SpA	1,079,611	2,624,576
*Stefanel SpA	112,528	108,352
#*Telecom Italia Media SpA	272,520	103,818
#*Tiscali SpA	3,437,478	509,821
Tod’s SpA	45,421	4,406,446
#Trevi Finanziaria SpA	132,607	1,762,750
*Uni Land SpA	51,835	39,585
Unipol Gruppo Finanziario SpA	2,008,552	1,579,180
Vianini Industria SpA	59,070	110,058
Vianini Lavori SpA	175,180	976,367
*Vincenzo Zucchi SpA	11,754	8,615
Vittoria Assicurazioni SpA	121,346	619,837
Zignago Vetro SpA	11,414	76,087

TOTAL ITALY		178,839,669

NETHERLANDS — (4.9%)
Aalberts Industries NV	355,012	6,511,800
Accell Group NV	36,396	1,873,173
*AFC Ajax NV	18,134	162,494
*AMG Advanced Metallurgical Group NV	51,742	480,637
Amsterdam Commodities NV	58,056	769,648

1205

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Arcadis NV	182,658	$4,076,013
#*ASM International NV	196,173	5,010,318
*Atag Group NV	4,630	1,869
Batenburg Beheer NV	10,306	281,139
#*BE Semiconductor Industries NV	38,765	231,032
Beter Bed Holding NV	67,391	1,799,049
BinckBank NV	110,874	1,962,570
Brunel International NV	49,814	1,530,597
Crown Van Gelder NV	18,307	182,491
*Crucell NV	230,971	7,476,179
#*Crucell NV ADR	45,768	1,483,341
*CSM NV	205,019	6,496,219
DOCdata NV	22,463	275,080
*Draka Holding NV	86,217	1,838,493
Exact Holding NV	58,417	1,638,394
Fornix Biosciences NV	29,890	96,523
*Gamma Holding NV	3,628	110,013
Grontmij NV	74,782	1,594,936
*Heijmans NV	14,493	273,503
Hunter Douglas NV	214	10,727
#Imtech NV	249,209	8,372,256
#*InnoConcepts NV	237,971	62,625
#*Kardan NV	43,112	246,293
KAS Bank NV	47,193	825,667
*Kendrion NV	39,829	623,955
Koninklijke Bam Groep NV	786,435	5,326,989
Koninklijke Ten Cate NV	98,297	3,245,180
Koninklijke Vopak NV	15,145	757,696
#*Koninklijke Wessanen NV	175,479	660,726
#*LBi International NV	136,637	275,750
#Macintosh Retail Group NV	45,811	1,044,808
Mediq NV	208,313	3,988,269
Nederlandsche Apparatenfabriek NV	28,810	802,230
Nutreco NV	136,273	9,927,338
*Ordina NV	150,761	657,515
*Punch Graphix NV	49,509	223,213
*Qurius NV	335,655	129,116
#*Roto Smeets Group NV	12,418	237,893
Royal Reesink NV	1,784	177,648
SBM Offshore NV	556,537	11,359,298
Sligro Food Group NV	92,887	3,045,320
*SNS Reaal Groep NV	453,703	2,100,193
*Stern Groep NV	1,258	33,841
Telegraaf Media Groep NV	163,704	3,167,880
*Textielgroep Twenthe NV	1,000	3,480
TKH Group NV	101,503	2,530,344
#*TomTom NV	478,473	4,202,297
Unit 4 NV	74,403	2,231,559
*USG People NV	203,344	3,778,523
#*Wavin NV	119,108	1,646,870

TOTAL NETHERLANDS		117,851,010

NORWAY — (2.9%)
ABG Sundal Collier Holding ASA	200,306	250,622
#*Acta Holding ASA	465,022	227,297
#*Aker ASA	6,773	139,006
*Aktiv Kapital ASA	78,617	581,503
Arendals Fosse Kompani ASA	100	27,808
Atea ASA	222,782	1,884,550
#Austevoll Seafood ASA	83,693	610,676
#*Blom ASA	80,567	50,018

1206

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NORWAY — (Continued)
Bonheur ASA	50,200	$1,244,872
#*BW Offshore, Ltd. ASA	709,991	1,540,900
#*BWG Homes ASA	66,520	254,330
*Camillo Eitze & Co. ASA	58,200	94,976
Cermaq ASA	222,505	2,829,558
#*Copeinca ASA	54,030	497,372
#*Deep Sea Supply P.L.C.	307,190	574,334
#*Det Norske Oljeselskap ASA	53,277	227,597
#*DNO International ASA	3,050,200	4,800,121
#*Dockwise, Ltd. ASA	17,255	438,928
*DOF ASA	119,493	900,594
#*EDB ErgoGroup ASA	164,034	500,915
#*Eitzen Chemical ASA	527,035	108,385
#Ekornes ASA	109,590	2,842,012
*Electromagnetic GeoServices ASA	208,954	329,385
*Eltek ASA	205,379	94,357
#Farstad Shipping ASA	59,440	1,506,387
Ganger Rolf ASA	54,510	1,276,050
*Golar LNG Energy, Ltd. ASA	2,424	4,346
Golar LNG, Ltd. ASA	16,969	226,007
#Golden Ocean Group, Ltd. ASA	863,548	1,253,745
Grieg Seafood ASA	77,889	227,519
#*Havila Shipping ASA	22,400	216,426
#*Kongsberg Automotive Holding ASA	1,418,094	1,067,440
Kongsberg Gruppen ASA	94,763	1,973,314
*Kverneland ASA	258,080	176,149
#Leroy Seafood Group ASA	27,442	726,758
#Nordic Semiconductor ASA	537,446	1,833,615
#*Norse Energy Corp. ASA	1,425,846	323,607
*Norske Skogindustrier ASA Series A	331,283	676,664
#*Norwegian Air Shuttle ASA	56,541	868,178
*Norwegian Energy Co. ASA	534,763	1,565,322
*Odfjell ASA Series A	92,300	555,980
Olav Thon Eiendomsselskap ASA	12,960	1,737,665
#Opera Software ASA	280,421	1,362,201
#*Panoro Energy ASA	122,537	113,819
*PCI Biotech AS	3,357	21,970
#*Petrolia Drilling ASA	728,610	188,582
#Photocure ASA	33,562	256,224
#*Pronova BioPharma ASA	406,796	681,394
Prosafe ASA	567,470	3,742,396
#*Q-Free ASA	80,000	244,322
Salmar ASA	5,309	52,629
Scana Industrier ASA	299,618	321,402
*Seabird Exploration, Ltd. ASA	106,000	50,882
*Sevan Marine ASA	2,385,768	3,222,249
#*Siem Offshore, Inc. ASA	149,462	238,705
Solstad Offshore ASA	57,000	1,029,381
*Songa Offshore SE	487,407	2,244,972
SpareBanken 1 SMN	221,027	2,001,473
*Subsea 7, Inc. ASA	84,896	1,789,793
#TGS Nopec Geophysical Co. ASA	404,241	7,005,340
Tomra Systems ASA	587,328	3,578,991
#*TTS Marine ASA	41,000	61,121
Veidekke ASA	310,230	2,571,148
Wilh Wilhelmsen Holding ASA	60,550	1,311,187

TOTAL NORWAY		69,355,469

PORTUGAL — (0.9%)
#*Altri SGPS SA	119,537	657,956
#Banco BPI SA	885,923	1,964,107

1207

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
PORTUGAL — (Continued)
Banif SGPS SA	422,821	$623,718
*Corticeira Amorim SGPS SA	223,729	329,958
Finibanco Holdings SGPS SA	291,186	786,494
Ibersol SGPS SA	20,401	232,879
#*Impresa SGPS SA	369,303	761,550
#*Investimentos Participacoes e Gestao SA	319,480	191,420
#Mota-Engil SGPS SA	341,524	1,020,697
Novabase SGPS SA	65,729	305,426
*ParaRede SGPS SA	94,525	64,451
Portucel-Empresa Produtora de Pasta de Papel SA	806,718	2,686,281
Redes Energeticas Nacionais SA	389,775	1,463,190
*Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	265,259
Sociedade de Investimento e Gestao SGPS SA	256,388	3,030,508
*Sonae Capital SGPS SA	13,627	8,778
*Sonae Industria SGPS SA	264,159	815,710
#Sonae SGPS SA	2,142,715	2,541,746
*Sonaecom SGPS SA	453,482	1,025,463
*Sumol + Compal SA	67,967	109,294
Teixeira Duarte SA	734,737	1,012,387
Toyota Caetano Portugal SA	53,308	274,520
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	413,096	2,205,535

TOTAL PORTUGAL		22,377,327

SPAIN — (5.2%)
#Abengoa SA	138,479	3,837,222
Adolfo Dominguez SA	20,351	271,180
Almirall SA	147,491	1,398,468
*Amper SA	88,114	482,195
Antena 3 de Television SA	256,811	2,631,114
*Azkoyen SA	70,532	235,177
#*Banco de Valencia SA	343,509	1,938,891
Banco Guipuzcoano SA	339,914	1,865,203
#Banco Pastor SA	300,653	1,469,689
#Bankinter SA	504,285	3,364,030
*Baron de Ley SA	13,910	863,740
#Bolsas y Mercados Espanoles SA	198,085	5,405,039
Caja de Ahorros del Mediterraneo SA	72,359	739,832
Campofrio Food Group SA	95,179	974,808
#Cementos Portland Valderrivas SA	42,135	865,615
*Cie Automotive SA	20,734	112,272
*Codere SA	46,336	515,415
Compania Vinicola del Norte de Espana SA	16,119	325,015
Construcciones y Auxiliar de Ferrocarriles SA	7,518	4,240,233
#*Corporacion Dermoestetica SA	30,628	82,576
Dinamia SA	14,882	180,674
#Duro Felguera SA	276,209	2,372,345
Ebro Foods SA	312,280	6,867,586
Elecnor SA	198,254	2,758,626
#*Ercros SA	226,105	257,431
#Faes Farma SA	524,403	2,178,970
#Fluidra SA	36,768	131,934
#*Gamesa Corp. Tecnologica SA	651,029	4,534,611
#*General de Alquiler de Maquinaria SA	32,241	87,053
#*Gestevision Telec, Inc. SA	328,012	4,185,699
#Grifols SA	354,910	5,753,292
Grupo Catalana Occidente SA	162,080	3,381,219
*Grupo Empresarial Ence SA	528,684	1,926,877
#*Grupo Ezentis SA	867,482	702,852
*Grupo Tavex SA	244,131	160,841
*Iberia Lineas Aereas de Espana SA	1,381,661	6,069,228
Iberpapel Gestion SA	25,850	497,649

1208

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SPAIN — (Continued)
#Indra Sistemas SA	308,241	$6,039,885
Inmobiliaria del Sur SA	2,902	58,466
#*Jazztel P.L.C.	686,205	3,154,846
*La Seda de Barcelona SA	10,928,289	1,064,521
Laboratorios Farmaceuticos Rovi SA	18,975	142,605
Miquel y Costas & Miquel SA	26,111	744,702
#*Natra SA	109,456	318,968
*Natraceutical SA	645,689	342,588
#*NH Hoteles SA	421,083	2,211,091
*Nicolas Correa SA	26,994	53,485
*NYESA Valores Corp. SA	6,960	19,984
#Obrascon Huarte Lain SA	134,539	4,405,726
#*Papeles y Cartones de Europa SA	209,482	1,123,392
#Pescanova SA	36,768	1,199,474
#Prim SA	39,424	317,399
#*Promotora de Informaciones SA	303,496	784,994
Prosegur Cia de Seguridad SA	87,574	5,242,523
*Realia Business SA	177,306	373,825
*Renta Corp. Real Estate SA	20,828	49,743
#*Reyal Urbis SA	24,393	54,659
#*Sacyr Vallehermoso SA	38,212	250,941
*Service Point Solutions SA	553,372	416,512
#*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	352,774
#Sol Melia SA	206,682	2,061,799
Solaria Energia y Medio Ambiente SA	59,008	128,806
#*SOS Corp. Alimentaria SA	294,272	647,442
#Tecnicas Reunidas SA	77,864	4,843,975
#Telecomunicaciones y Energia SA	146,125	518,523
#*Tubacex SA	427,191	1,501,225
*Tubos Reunidos SA	416,951	1,116,415
Unipapel SA	47,385	725,513
#*Vertice Trescientos Sesenta Grados SA	57,183	17,056
Vidrala SA	64,706	1,906,255
Viscofan SA	183,430	6,390,899
#*Vocento SA	196,477	1,010,799
*Vueling Airlines SA	7,307	102,352
#*Zeltia SA	637,268	2,855,189

TOTAL SPAIN		126,213,952

SWEDEN — (6.3%)
Aarhuskarlshamn AB	70,114	1,651,679
#Acando AB	160,086	274,379
#*Active Biotech AB	104,812	1,823,788
#Addtech AB Series B	59,000	1,381,730
AF AB	94,400	1,644,219
#*Anoto Group AB	43,594	25,144
Aros Quality Group AB	41,400	329,252
Atrium Ljungberg AB Series B	15,200	180,986
Avanza Bank Holding AB	49,711	1,635,660
Axfood AB	89,350	3,134,659
#Axis Communications AB	174,894	2,751,145
B&B Tools AB	77,850	1,177,524
#*BE Group AB	124,598	755,802
Beiger Electronics AB	14,700	377,879
Beijer Alma AB	57,200	1,180,632
*Bergs Timber AB Series B	17,000	62,271
*Betsson AB	75,474	1,167,898
Bilia AB Series A	113,425	2,021,797
Billerud AB	326,600	2,628,508
*BioGaia AB Series B	38,000	523,352
*BioInvent International AB	110,696	431,783

1209

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Biotage AB	141,240	$149,078
#Bjoern Borg AB	45,200	412,043
Bong Ljungdahl AB	24,800	104,126
*Boras Waefveri AB Series B	6,564	1,306
*Bure Equity AB	236,901	1,156,187
#Cantena AB	56,762	1,187,800
Cardo AB	61,615	2,377,419
Castellum AB	408,700	5,354,847
#Clas Ohlson AB Series B	87,068	1,494,346
*Cloetta AB	55,296	320,180
Concordia Maritime AB Series B	70,300	203,466
*Connecta AB	3,210	36,804
Consilium AB Series B	16,994	61,189
*CyberCom Group AB	3,506	12,239
#*Diamyd Medical AB	45,279	906,162
*DORO AB	26,023	98,138
Duni AB	54,964	523,881
*East Capital Explorer AB	51,309	568,315
#Elekta AB Series B	302,500	11,441,870
Enea AB	56,200	392,431
#*Eniro AB	275,520	178,660
#Fabege AB	391,400	4,094,341
Fagerhult AB	16,800	353,909
Fenix Outdoor AB	1,090	26,815
G & L Beijer AB Series B	27,400	950,400
*Gunnebo AB	120,231	773,569
#Hakon Invest AB	129,449	2,377,665
*Haldex AB	81,125	971,046
Heba Fastighets AB Series B	43,500	427,006
#Hexagon AB	8,630	175,606
Hexpol AB	32,737	656,154
*HIQ International AB	123,289	642,508
*HMS Networks AB	2,195	34,176
Hoganas AB Series B	85,800	3,021,022
Holmen AB	77,242	2,452,007
#HQ AB	19,037	20,225
*Industrial & Financial Systems AB Series B	50,260	714,919
Indutrade AB	18,804	563,225
Intrum Justitia AB	188,754	2,603,154
JM AB	267,473	5,806,257
#KappAhl AB	160,543	1,441,957
#*Karo Bio AB	324,071	201,419
Klovern AB	294,976	1,337,532
#KNOW IT AB	26,153	256,354
Kungsleden AB	412,300	3,267,928
Lagercrantz Group AB Series B	64,300	406,846
Lammhults Design Group AB	19,547	121,560
*LBi International NV	12,288	24,872
Lennart Wallenstam Byggnads AB Series B	120,400	3,067,261
*Lindab International AB	63,558	903,475
*Loomis AB	163,057	2,043,690
*Lundin Petroleum AB	699,240	6,622,573
Meda AB Series A	581,240	4,779,855
*Medivir AB	57,404	1,065,042
Mekonomen AB	47,480	1,497,855
*Micronic Mydata AB	62,658	114,428
*Midelfart Sonesson AB Series B	1,733	3,636
#Munters AB	181,900	2,091,237
NCC AB Series B	230,705	4,922,623
*Net Entertainment NE AB	8,935	97,277
#*Net Insight AB	1,012,579	601,059

1210

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
New Wave Group AB Series B	92,632	$595,628
NIBE Industrier AB	192,620	2,372,474
Niscayah Group AB	471,315	812,632
#*Nobia AB	423,989	3,305,707
Nolato AB Series B	66,440	849,121
*Nordnet AB	105,236	366,423
OEM International AB Series B	44,400	335,404
#*Opcon AB	11,134	31,579
#*ORC Software AB	58,850	988,454
#*Orexo AB	45,227	286,502
*PA Resources AB	705,123	564,535
#*Partnertech AB	28,800	103,022
#Peab AB Series B	447,174	3,564,183
Poolia AB Series B	33,150	173,906
*Pricer AB	1,711,500	197,262
ProAct IT Group AB	29,000	438,704
*Proffice AB	215,400	834,562
*Profilgruppen AB	13,582	106,868
#Q-Med AB	154,800	1,274,737
RaySearch Laboratories AB	45,598	259,018
*Rederi AB Transatlantic	93,000	371,253
*Rezidor Hotel Group AB	213,587	1,229,720
*rnb Retail & Brands AB	250,484	286,989
Saab AB	86,569	1,354,470
#*SAS AB	258,449	981,539
*Scribona AB Series B	226,140	385,797
#*Seco Tools AB	58,163	855,243
*Sectra AB	15,998	74,007
#*Semcon AB	39,900	173,546
Sigma AB Series B	25,800	20,870
#*Sintercast AB	11,800	90,568
Skistar AB	92,100	1,834,214
*Studsvik AB	21,900	224,060
Sweco AB	183,300	1,565,035
#*Swedish Orphan Biovitrum AB	314,444	1,889,298
#*TradeDoubler AB	28,124	133,583
Trelleborg AB Series B	878,565	8,280,093
Uniflex AB Series B	3,630	91,862
VBG AB Series B	1,084	16,689
Vitrolife AB	41,500	215,243
Wihlborgs Fastigheter AB	63,858	1,796,195

TOTAL SWEDEN		153,004,052

SWITZERLAND — (13.0%)
Acino Holding AG	8,398	745,401
*Addex Pharmaceuticals, Ltd.	1,491	16,472
Advanced Digital Broadcast Holdings SA	730	20,726
*Affichage Holding SA	5,703	793,136
*AFG Arbonia-Forster Holding AG	32,169	768,980
Allreal Holding AG	27,146	3,743,175
Also Holding AG	16,195	904,500
Aryzta AG	289,080	12,810,535
*Ascom Holding AG	160,822	2,133,741
#Bachem Holdings AG	24,136	1,374,552
Bank Coop AG	31,292	2,147,303
Bank Sarasin & Cie AG Series B	175,095	6,407,423
Banque Cantonale de Geneve SA	4,021	882,200
Banque Cantonale du Jura SA	4,500	273,945
#Banque Cantonale Vaudoise AG	8,999	4,374,159
Banque Privee Edmond de Rothschild SA	157	3,780,074
Barry Callebaut AG	5,651	4,555,417

1211

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Basellandschaftliche Kantonalbank AG	582	$745,198
*Basilea Pharmaceutica AG	6,293	441,456
Basler Kantonalbank AG	3,114	449,937
Belimo Holdings AG	1,830	3,152,432
Bell Holding AG	47	77,038
Bellevue Group AG	26,737	819,484
Berner Kantonalbank AG	23,122	5,615,550
BKW FMB Energie AG	13,618	928,031
*Bobst Group AG	35,619	1,594,823
Bossard Holding AG	8,386	893,918
Bucher Industries AG	31,723	4,871,912
Burckhardt Compression Holding AG	5,193	1,235,857
Calida Holding AG	396	205,226
Carlo Gavazzi Holding AG	1,065	184,098
Centralschweizerische Kraftwerke AG	133	44,576
Cham Paper Holding AG	490	104,436
*Charles Voegele Holding AG	29,686	1,570,086
*Cicor Technologies, Ltd.	489	17,106
*Cie Financiere Tradition SA	5,758	631,688
*Clariant AG	877,755	14,844,717
Coltene Holding AG	12,876	725,144
Conzzeta AG	1,348	2,463,949
*Cytos Biotechnology AG	3,034	43,758
Daetwyler Holding AG	26,077	1,935,043
Datacolor AG	458	155,902
*Dufry AG	54,547	6,347,199
Edipresse SA	1,527	414,317
#EFG International AG	155,388	1,912,439
#EGL AG	3,062	2,093,017
*ELMA Electronic AG	472	205,401
Emmi AG	13,244	2,204,955
EMS-Chemie Holding AG	26,344	4,096,153
Energiedienst Holding AG	71,249	3,685,594
*Feintol International Holding AG	1,601	536,642
Flughafen Zuerich AG	13,157	4,850,728
Forbo Holding AG	6,003	3,233,262
#Galenica Holding AG	17,786	8,595,752
*GAM Holding AG	664,563	10,499,380
*George Fisher AG	14,433	6,184,801
Gurit Holding AG	1,288	703,189
Helvetia Holding AG	16,812	5,921,704
Implenia AG	48,298	1,450,928
*Interroll-Holding AG	2,404	831,840
Intershop Holding AG	3,345	1,017,281
Kaba Holding AG	11,299	3,789,509
*Kardex AG	17,464	492,322
*Komax Holding AG	9,262	860,714
Kudelski SA	107,664	2,753,742
Kuoni Reisen Holding AG	12,526	5,372,434
*LEM Holding SA	3,546	1,562,190
Liechtensteinische Landesbank AG	3,094	209,857
#*LifeWatch AG	55,532	593,249
#*Logitech International SA	590,988	11,204,264
*Lonza Group AG	22,188	1,942,398
Luzerner Kantonalbank AG	17,399	5,536,312
Metall Zug AG	211	663,860
*Meyer Burger Technology AG	111,976	3,560,463
*Micronas Semiconductor Holding AG	95,471	854,436
Mobilezone Holding AG	112,258	1,196,170
Mobimo Holding AG	6,827	1,308,343
Nobel Biocare Holding AG	439,153	7,260,518

1212

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*OC Oerlikon Corp. AG	288,012	$1,505,969
Orascom Development Holding AG	2,311	140,274
Orell Fuessli Holding AG	4,930	717,139
*Panalpina Welttransport Holding AG	41,551	5,190,280
*Parco Industriale e Immobiliare SA	600	2,134
Partners Group Holding AG	25,837	4,726,679
Petroplus Holdings AG	276,230	3,263,087
Phoenix Mecano AG	2,953	1,919,809
PSP Swiss Property AG	141,111	10,844,983
*PubliGroupe SA	891	87,501
#*Rieters Holdings AG	15,236	4,411,226
#Romande Energie Holding SA	2,714	4,231,677
*Schaffner Holding AG	1,830	405,914
#*Schmolz + Bickenbach AG	5,152	95,518
#Schulthess Group AG	14,148	538,033
Schweiter Technologies AG	4,006	2,720,018
Schweizerische National-Versicherungs-Gesellschaft AG	40,290	1,305,891
*Siegfried Holding AG	8,312	801,716
Sika AG	2,097	4,158,171
Societa Elettrica Sopracenerina SA	2,340	555,481
#St. Galler Kantonalbank AG	9,259	4,357,585
Straumann Holding AG	14,121	2,956,235
Sulzer AG	76,216	9,279,827
Swiss Life Holding AG	66,645	8,155,630
Swisslog Holding AG	775,803	693,197
*Swissmetal Holding AG	13,504	105,417
Swissquote Group Holding SA	40,025	1,894,367
Tamedia AG	14,878	1,600,435
Tecan Group AG	39,557	2,753,269
#*Temenos Group AG	198,827	6,664,445
*Tornos SA	38,028	437,004
*U-Blox AG	728	39,196
Valartis Group AG	936	22,714
#Valiant Holding AG	45,484	7,107,562
Valora Holding AG	11,488	3,034,250
Vaudoise Assurances Holding SA	3,163	734,889
#Verwaltungs und Privat-Bank AG	5,142	558,347
Villars Holding SA	150	80,407
#Von Roll Holding AG	82,018	434,836
#Vontobel Holdings AG	102,548	3,539,837
VZ Holding AG	266	28,245
Walliser Kantonalbank AG	1,416	997,072
Winterthur Technologie AG	515	26,095
WMH Walter Meier Holding AG	4,738	832,737
#Ypsomed Holdings AG	5,531	306,363
Zehnder Group AG	764	1,560,211
#*Zueblin Immobilien Holding AG	76,620	288,033
Zuger Kantonalbank AG	611	3,141,385

TOTAL SWITZERLAND		312,679,557

TOTAL COMMON STOCKS		2,064,626,190

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*EVN AG Rights 11/12/10	48,671	2,777

BELGIUM — (0.0%)
*Agfa-Gevaert NV STRIP VVPR	122,951	—
*Deceuninck NV STRIP VVPR	247,412	1,033
*RealDolmen NV STRIP VVPR	6,067	17
*SAPEC SA STRIP VVPR	75	84

1213

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
*Zenitel NV STRIP VVPR	8,654	$24

TOTAL BELGIUM		1,158

ITALY — (0.0%)
*Intek SpA Warrants 12/30/11	62,985	3,051
*KME Group SpA Warrants 12/30/11	197,550	6,076
*Tiscali SpA Warrants 12/15/14	3,437,478	11,961

TOTAL ITALY		21,088

TOTAL RIGHTS/WARRANTS		25,023

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $8,480,000 FNMA 5.50%, 12/01/38, valued at $4,364,113) to be repurchased at $4,298,068	$4,298	4,298,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.3%)
§@DFA Short Term Investment Fund	339,465,423	339,465,423
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $5,121,648)## to be repurchased at $5,021,316	$5,021	5,021,224

TOTAL SECURITIES LENDING COLLATERAL		344,486,647

TOTAL INVESTMENTS — (100.0%) (Cost $2,089,127,748)		$2,413,435,860

1214

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (84.7%)
BRAZIL — (3.1%)
*All America Latina Logistica SA	6,100	$57,689
Banco Bradesco SA	5,000	79,692
Banco do Brasil SA	14,235	275,608
BM&F Bovespa SA	57,500	479,533
*Brasil Telecom SA	38,241	355,354
*Brasil Telecom SA ADR	8,140	74,888
BRF - Brasil Foods SA ADR	590,060	8,632,578
Cia de Bebidas das Americas	62,744	7,094,725
Cia de Concessoes Radoviarias	7,800	211,022
*Cia Energetica de Minas Gerais SA	1,800	23,512
*Cia Energetica de Sao Paulo SA	11,400	178,345
Cia Siderurgica Nacional SA	734,552	12,161,171
Cosan SA Industria e Comercio	10,700	169,974
CPFL Energia SA	1,935	45,533
*Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,300	31,626
Duratex SA	15,700	180,980
*Fibria Celulose SA	13,825	246,692
*Fibria Celulose SA Sponsored ADR	18,180	326,513
*Hypermarcas SA	19,200	317,309
*Lojas Renner SA	6,200	245,987
Natura Cosmeticos SA	16,800	480,198
*OGX Petroleo e Gas Participacoes SA	149,800	1,958,510
Petroleo Brasilerio SA ADR	1,009,389	34,440,353
Porto Seguro SA	7,100	103,600
*Redecard SA	14,200	183,649
Souza Cruz SA	86,274	4,513,364
Tele Norte Leste Participacoes SA	59,254	1,186,265
*Tim Participacoes SA	11,900	47,872
Tractebel Energia SA	140,100	2,109,369
#Vale SA Sponsored ADR	134,000	4,306,760
Vivo Participacoes SA	16,288	1,110,933
Weg Industrias SA	278,866	3,641,019

TOTAL BRAZIL		85,270,623

CHILE — (2.0%)
AES Gener SA	1,034,630	570,881
#Banco de Chile SA Series F ADR	47,992	4,127,312
Banco de Credito e Inversiones SA Series A	14,693	887,798
Banco Santander Chile SA ADR	59,216	5,485,770
CAP SA	34,560	1,765,411
Centros Comerciales Sudamericanos SA	295,910	2,305,394
Cia Cervecerias Unidas SA ADR	14,357	807,581
Colbun SA	4,884,083	1,335,672
Corpbanca SA	24,534,433	385,960
Embotelladora Andina SA Series A ADR	23,068	555,477
#Embotelladora Andina SA Series B ADR	17,106	500,864
Empresa Nacional de Electricidad SA Sponsored ADR	159,551	8,513,641
Empresas CMPC SA	18,465	992,803
Empresas Copec SA	12,626	237,673
Enersis SA Sponsored ADR	384,857	8,778,588
ENTEL Chile SA	52,839	839,731
#Lan Airlines SA Sponsored ADR	217,871	6,697,355
S.A.C.I. Falabella SA	124,985	1,250,335
#Sociedad Quimica y Minera de Chile SA Sponsored ADR	123,517	6,398,181
#Vina Concha Y Toro SA Sponsored ADR	25,742	1,234,844

TOTAL CHILE		53,671,271

1215

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (11.3%)
Agile Property Holdings, Ltd.	568,000	$749,206
*Air China, Ltd.	574,000	772,590
#*Alibaba.com, Ltd.	420,000	817,956
#*Aluminum Corp. of China, Ltd. ADR	57,300	1,373,481
#Angang Steel Co., Ltd.	458,000	719,556
#*Anhui Conch Cement Co., Ltd.	298,000	1,254,288
Anta Sports Products, Ltd.	310,000	641,183
Bank of China, Ltd.	36,691,000	22,085,287
Bank of Communications Co., Ltd.	2,787,650	3,061,434
*BBMG Corp.	360,500	519,153
Beijing Capital International Airport Co., Ltd.	352,000	194,230
Beijing Enterprises Holdings, Ltd.	223,972	1,531,821
Belle International Holdings, Ltd.	1,948,000	3,508,169
#*Brilliance China Automotive Holdings, Ltd.	952,000	837,592
#BYD Co., Ltd.	395,886	2,420,244
#Chaoda Modern Agriculture Holdings, Ltd.	762,000	621,848
#China Agri-Industries Holdings, Ltd.	608,202	890,404
China BlueChemical, Ltd.	692,000	548,374
China Citic Bank Corp., Ltd.	2,441,928	1,777,295
China Coal Energy Co., Ltd.	1,357,777	2,360,810
China Communications Construction Co., Ltd.	1,754,000	1,679,766
China Communications Services Corp., Ltd.	770,000	447,437
China Construction Bank Corp.	21,737,000	20,780,648
#*China COSCO Holdings Co., Ltd.	1,017,000	1,191,817
China Dongxiang Group Co.	1,061,000	598,922
#*China Eastern Airlines Corp., Ltd.	382,000	242,084
China Everbright, Ltd.	334,000	870,897
#China Life Insurance Co., Ltd. ADR	250,705	16,488,868
China Mengniu Dairy Co., Ltd.	386,000	1,108,444
#China Merchants Bank Co., Ltd.	1,430,534	4,057,714
China Merchants Holdings International Co., Ltd.	433,145	1,520,382
#China Mobile, Ltd. Sponsored ADR	696,697	35,789,325
#China Molybdenum Co., Ltd.	511,322	490,866
#China National Building Material Co., Ltd.	451,958	1,107,969
China Oilfield Services, Ltd.	582,000	942,905
China Overseas Land & Investment, Ltd.	1,550,000	3,263,328
*China Pacific Insurance Group Co., Ltd.	296,200	1,230,246
China Petroleum & Chemical Corp.	1,958,000	1,857,868
China Petroleum & Chemical Corp. ADR	46,300	4,412,853
China Power International Development, Ltd.	266,000	60,445
China Railway Construction Corp., Ltd.	786,000	984,131
China Railway Group, Ltd.	1,575,000	1,272,060
#China Resources Enterprise, Ltd.	1,617,000	6,812,654
China Resources Land, Ltd.	784,000	1,547,411
China Resources Power Holdings Co., Ltd.	920,000	1,769,001
China Shenhua Energy Co., Ltd. Series H	1,971,500	8,826,794
#*China Shipping Container Lines Co., Ltd.	1,473,907	601,855
China Shipping Development Co., Ltd.	548,000	801,087
*China Southern Airlines Co., Ltd.	226,000	153,948
#*China Southern Airlines Co., Ltd. ADR	8,400	289,380
*China Taiping Insurance Holdings Co., Ltd.	273,200	1,001,854
#China Telecom Corp., Ltd.	1,560,000	816,719
China Telecom Corp., Ltd. ADR	37,571	1,958,952
*China Travel International Investment Hong Kong, Ltd.	768,000	183,727
China Unicom Hong Kong, Ltd. ADR	241,400	3,379,600
China Yurun Food Group, Ltd.	462,000	1,794,101
#*China Zhongwang Holdings, Ltd.	709,600	424,282
CITIC Pacific, Ltd.	1,473,000	3,919,390
*CITIC Resources Holdings, Ltd.	740,000	189,768
CNOOC, Ltd.	45,000	93,713
#CNOOC, Ltd. ADR	68,756	14,364,504

1216

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
COSCO Pacific, Ltd.	706,000	$1,100,103
Country Garden Holdings Co.	2,232,000	787,701
*CSR Corp., Ltd.	685,000	697,360
#Datang International Power Generation Co., Ltd.	614,000	247,715
#Dongfang Electric Co., Ltd.	90,600	440,318
Dongfeng Motor Corp.	684,000	1,485,998
Fosun International, Ltd.	692,000	572,428
Fushan International Energy Group, Ltd.	1,274,000	858,965
*GCL Poly Energy Holdings, Ltd.	720,814	231,006
Geely Automobile Holdings, Ltd.	1,410,000	799,062
Golden Eagle Retail Group, Ltd.	241,000	639,423
*GOME Electrical Appliances Holdings, Ltd.	4,013,000	1,354,405
Guangdong Investment, Ltd.	792,000	397,977
#Guangshen Railway Co., Ltd. Sponsored ADR	12,500	254,250
Guangzhou Automobile Group Co., Ltd.	360,259	553,083
#Guangzhou R&F Properties Co., Ltd.	405,669	579,880
Harbin Power Equipment Co., Ltd.	104,000	140,744
Hengan International Group Co., Ltd.	162,000	1,535,785
*HKC Holdings, Ltd.	2,641,797	163,999
#*Hong Kong Energy Holdings, Ltd.	31,116	2,619
#*Hopson Development Holdings, Ltd.	186,000	207,718
Huabao International Holdings, Ltd.	536,000	810,281
#Huadian Power International Corp.	494,000	113,458
Huaneng Power International, Inc.	136,000	77,624
Huaneng Power International, Inc. ADR	12,000	274,680
Industrial & Commercial Bank of China, Ltd. Series H	34,093,000	27,543,516
Jiangsu Express Co., Ltd.	764,000	911,938
#Jiangxi Copper Co., Ltd.	511,000	1,420,344
Kingboard Chemical Holdings, Ltd.	249,682	1,213,583
Kunlun Energy Co., Ltd.	940,000	1,196,050
Lee & Man Paper Manufacturing, Ltd.	405,000	338,249
#Lenovo Group, Ltd.	1,827,278	1,191,668
#Li Ning Co., Ltd.	169,500	482,340
#Maanshan Iron & Steel Co., Ltd.	758,000	437,720
Nine Dragons Paper Holdings, Ltd.	624,000	1,009,576
Parkson Retail Group, Ltd.	448,000	809,881
PetroChina Co., Ltd. ADR	115,210	14,165,070
*PICC Property & Casualty Co., Ltd.	824,000	1,212,374
Ping An Insurance Group Co. of China, Ltd.	586,000	6,309,087
#Poly Hong Kong Investment, Ltd.	799,000	825,887
*Renhe Commercial Holdings Co., Ltd.	2,864,000	547,827
#*Semiconductor Manufacturing International Corp. ADR	204,090	840,851
Shanghai Electric Group Co., Ltd.	2,392,000	1,602,497
Shanghai Industrial Holdings, Ltd.	233,484	1,081,090
Shenzhen Expressway Co., Ltd.	110,000	60,771
Shenzhen International Holdings, Ltd.	2,350,000	185,222
Shimao Property Holdings, Ltd.	659,871	1,093,287
Sichuan Expressway Co., Ltd.	100,000	65,068
*Sinofert Holdings, Ltd.	864,000	459,122
#Sino-Ocean Land Holdings, Ltd.	1,301,600	898,236
Sinopec Shanghai Petrochemical Co., Ltd.	738,000	331,107
Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	1,188	53,472
*Sinopec Yizheng Chemical Fibre Co., Ltd.	408,000	152,382
Sinotrans, Ltd.	564,000	153,237
#Soho China, Ltd.	861,000	733,078
Tencent Holdings, Ltd.	700,600	16,123,103
Tingyi (Cayman Islands) Holding Corp.	1,072,000	2,922,465
Tsingtao Brewery Co., Ltd.	104,000	559,020
Want Want China Holdings, Ltd.	1,310,000	1,210,808
Weichai Power Co., Ltd.	52,000	682,766
#Yanzhou Coal Mining Co., Ltd. Sponsored ADR	35,986	1,039,276

1217

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
Zhaojin Mining Industry Co., Ltd.	156,000	$486,900
Zhejiang Expressway Co., Ltd.	240,000	243,516
Zhuzhou CSR Times Electric Co., Ltd.	48,000	146,659
Zijin Mining Group Co., Ltd.	910,000	859,063
#ZTE Corp.	629,232	2,349,081

TOTAL CHINA		304,286,405

COLOMBIA — (0.3%)
Bancolombia SA Sponsored ADR	39,824	2,686,129
#*Ecopetrol SA Sponsored ADR	100,257	4,786,269

TOTAL COLOMBIA		7,472,398

CZECH REPUBLIC — (0.7%)
CEZ A.S.	254,916	11,272,835
Komercni Banka A.S.	14,663	3,328,598
Telefonica 02 Czech Republic A.S.	178,190	3,916,672

TOTAL CZECH REPUBLIC		18,518,105

EGYPT — (0.1%)
*Commercial International Bank Egypt S.A.E. Sponsored GDR	128,815	986,006
*Egyptian Financial Group-Hermes Holding GDR	451	4,699
Orascom Construction Industries GDR	35,382	1,642,591
*Orascom Telecom Holding S.A.E. GDR	246,435	956,200

TOTAL EGYPT		3,589,496

HUNGARY — (1.0%)
ELMU NYRT	185	25,922
Magyar Telekom Telecommunications P.L.C.	665,618	1,919,409
#*MOL Hungarian Oil & Gas P.L.C.	72,823	7,737,822
#*OTP Bank P.L.C.	371,753	11,040,304
Richter Gedeon NYRT	21,924	5,224,611
*Tisza Chemical Group P.L.C.	26,052	453,730

TOTAL HUNGARY		26,401,798

INDIA — (10.8%)
ACC, Ltd.	43,053	955,960
Adani Enterprises, Ltd.	108,375	1,721,515
Ambuja Cements, Ltd.	953,115	3,005,187
Asea Brown Boveri India, Ltd.	39,249	727,237
Asian Paints, Ltd.	53,741	3,246,926
Axis Bank, Ltd.	292,667	9,687,349
Bajaj Auto, Ltd.	135,564	4,629,695
Bajaj Finserv, Ltd.	29,842	316,123
Bajaj Holdings & Investment, Ltd.	8,068	159,216
Bharat Electronics, Ltd.	7,300	268,561
Bharat Heavy Electricals, Ltd.	19,249	1,061,971
Bharat Petroleum Corp., Ltd.	13,384	219,981
Bharti Airtel, Ltd.	852,924	6,275,699
Bosch, Ltd.	16,788	2,365,488
*Cairn India, Ltd.	61,194	442,494
Cipla, Ltd.	476,959	3,786,315
Colgate-Palmolive (India), Ltd.	6,437	126,747
Container Corp. of India	595	17,599
Crompton Greaves, Ltd.	247,206	1,773,195
Cummins India, Ltd.	12,348	220,998
Dabur India, Ltd.	616,506	1,383,759
Dr Reddy’s Laboratories, Ltd.	61,671	2,308,175
#Dr Reddy’s Laboratories, Ltd. ADR	83,498	3,158,729
EIH, Ltd.	40,981	114,962
Exide Industries, Ltd.	52,639	183,707

1218

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Future Mall Management, Ltd.	388	$—
GAIL India, Ltd.	57,000	630,030
GAIL India, Ltd. Sponsored GDR	28,791	1,911,386
GlaxoSmithKline Pharmaceuticals, Ltd.	38,937	1,953,143
Godrej Consumer Products, Ltd.	23,579	220,854
Grasim Industries, Ltd.	6,300	318,821
HCL Technologies, Ltd.	261,864	2,389,549
HDFC Bank, Ltd.	378,035	19,427,251
Hero Honda Motors, Ltd. Series B	110,973	4,666,536
Hindustan Unilever, Ltd.	1,164,529	7,731,844
ICICI Bank, Ltd. Sponsored ADR	88,726	4,665,213
*Idea Cellular, Ltd.	29,450	44,586
Indian Bank	10,779	71,134
Infosys Technologies, Ltd.	398,967	26,735,874
#Infosys Technologies, Ltd. Sponsored ADR	233,496	15,746,970
Infrastructure Development Finance Co., Ltd.	68,765	311,196
ITC, Ltd.	3,212,684	12,399,207
*Jaiprakash Power Ventures, Ltd.	20,194	28,408
Jindal Steel & Power, Ltd.	507,918	7,989,435
JSW Steel, Ltd.	106,526	3,216,856
Jubilant Organosys, Ltd.	34,862	247,354
*Kotak Mahindra Bank, Ltd.	53,518	560,972
Larsen & Toubro, Ltd.	282,173	12,860,404
LIC Housing Finance, Ltd.	10,727	323,581
*Mahanagar Telephone Nigam, Ltd.	64,598	98,192
Mahindra & Mahindra, Ltd.	386,581	6,375,299
Mangalore Refinery & Petrochemicals, Ltd.	399,619	732,796
Maruti Suzuki India, Ltd.	101,304	3,543,877
Mundra Port & Special Economic Zone, Ltd.	22,230	76,207
Nirma, Ltd.	38,799	202,534
Oil & Natural Gas Corp, Ltd.	52,307	1,537,407
*Oracle Financial Services Software, Ltd.	14,000	697,696
Pantaloon Retail India, Ltd.	7,460	79,304
Pantaloon Retail India, Ltd. Class B	305	2,575
Piramal Healthcare, Ltd.	21,029	226,252
Power Grid Corp of India, Ltd.	21,633	48,876
Proctor & Gamble Hygiene & Health Care, Ltd.	8,517	391,685
*Ranbaxy Laboratories, Ltd.	160,997	2,105,933
Reliance Capital, Ltd.	101,317	1,862,736
Reliance Communications, Ltd.	783,625	3,171,195
Reliance Energy, Ltd.	156,563	3,661,211
Reliance Industries, Ltd.	1,898,511	46,866,998
*Reliance Power, Ltd.	143,889	509,395
Sesa Goa, Ltd.	481,490	3,497,926
Shriram Transport Finance Co., Ltd.	3,821	75,914
Siemens India, Ltd.	120,916	2,222,776
State Bank of India	14,211	1,011,372
Sterlite Industries (India), Ltd. Series A	1,725,980	6,607,980
Sun Pharmaceuticals Industries, Ltd.	98,435	4,676,912
Sun TV Network, Ltd.	10,627	119,202
Tata Consultancy Services, Ltd.	641,575	15,223,695
Tata Power Co., Ltd.	144,515	4,543,401
Tata Steel, Ltd.	88,889	1,182,345
Thermax India, Ltd.	6,201	121,021
*Torrent Power, Ltd.	5,014	33,023
*Ultratech Cement, Ltd.	3,600	88,971
United Spirits, Ltd.	21,912	737,880
Wipro, Ltd.	702,292	6,643,326
Zee Entertainment Enterprises, Ltd.	56,254	351,888
*Zee Learn, Ltd.	14,064	1,646

1219

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Zydus Wellness, Ltd.	11,485	$138,502

TOTAL INDIA		292,076,140

INDONESIA — (2.8%)
PT Adaro Energy Tbk	5,833,000	1,376,136
PT Astra Agro Lestari Tbk	222,000	620,719
PT Astra International Tbk	2,821,561	18,065,369
*PT Bakrie & Brothers Tbk	8,273,000	50,152
PT Bank Central Asia Tbk	9,187,000	7,217,846
PT Bank Danamon Indonesia Tbk	2,719,740	2,045,467
PT Bank Mandiri Persero Tbk	3,631,000	2,854,379
PT Bank Negara Indonesia Persero Tbk	87,000	38,039
*PT Bank Pan Indonesia Tbk	8,080,000	1,013,495
PT Bank Rakyat Indonesia Persero Tbk	3,283,000	4,203,140
*PT Bayan Resources Tbk	13,000	18,336
PT Bumi Resources Tbk	15,481,000	3,876,322
PT Gudang Garam Tbk	225,500	1,206,451
PT Indo Tambangraya Megah Tbk	195,500	991,392
PT Indocement Tunggal Prakarsa Tbk	834,500	1,713,420
PT Indofood Sukses Makmur Tbk	1,529,500	892,039
PT Indosat Tbk	437,000	294,082
PT International Nickel Indonesia Tbk	1,647,500	880,125
PT Kalbe Farma Tbk	1,161,000	348,724
*PT Lippo Karawaci Tbk	6,121,750	424,886
*PT Panasia Indosyntec Tbk	75,100	1,975
PT Perusahaan Gas Negara Tbk	6,456,000	2,936,748
PT Semen Gresik Persero Tbk	2,263,000	2,488,030
PT Sinar Mas Agro Resources & Technology Tbk	1,151,000	671,972
PT Tambang Batubara Bukit Asam Tbk	502,000	1,106,140
PT Telekomunikasi Indonesia Tbk	13,911,140	14,122,335
PT Unilever Indonesia Tbk	2,195,000	4,299,114
PT United Tractors Tbk	921,500	2,296,871

TOTAL INDONESIA		76,053,704

ISRAEL — (0.0%)
IDB Holding Corp., Ltd.	—	14
Koor Industries, Ltd.	1	13
*Makhteshim-Agan Industries, Ltd.	1	3
Osem Investments, Ltd.	1	8

TOTAL ISRAEL		38

MALAYSIA — (4.5%)
Affin Holdings Berhad	312,600	323,835
Alliance Financial Group Berhad	301,700	318,532
AMMB Holdings Berhad	874,959	1,778,990
*Axiata Group Berhad	3,534,575	5,111,758
Batu Kawan Berhad	15,000	72,895
Berjaya Corp. Berhad	734,800	255,757
*Berjaya Media Berhad	18,300	3,019
*Berjaya Retail Berhad	73,480	10,037
Berjaya Sports Toto Berhad	803,464	1,078,358
Boustead Holdings Berhad	159,460	288,354
British American Tobacco Malaysia Berhad	182,600	2,731,784
CIMB Group Holdings Berhad	5,354,954	14,300,384
Digi.Com Berhad	460,862	3,756,327
*EON Capital Berhad	175,500	394,060
Fraser & Neave Holdings Berhad	61,000	284,128
Gamuda Berhad	805,700	985,637
Genting Berhad	2,860,800	9,617,406
Genting Malaysia Berhad	4,155,100	4,684,840

1220

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Genting Plantations Berhad	276,600	$764,113
Hong Leong Bank Berhad	681,850	2,004,807
Hong Leong Financial Group Berhad	249,329	731,559
IJM Corp. Berhad	336,560	609,700
IOI Corp. Berhad	4,390,805	8,224,198
KLCC Property Holdings Berhad	50,600	53,642
Kuala Lumpur Kepong Berhad	631,400	4,021,407
Lafarge Malayan Cement Berhad	259,580	668,504
Malayan Banking Berhad	729,253	2,113,174
*Malaysian Airlines System Berhad	1,198,734	848,918
MISC Berhad	2,078,798	5,872,695
MMC Corp. Berhad	1,087,200	1,077,521
Nestle (Malaysia) Berhad	207,400	2,921,970
Oriental Holdings Berhad	279,480	471,613
Parkson Holdings Berhad	184,476	352,335
Petronas Dagangan Berhad	360,700	1,267,066
Petronas Gas Berhad	673,800	2,437,247
Plus Expressways Berhad	2,201,100	3,116,166
PPB Group Berhad	576,900	3,561,426
Public Bank Berhad	67,739	277,162
Public Bank Berhad Foreign Market Shares	1,377,501	5,653,359
RHB Capital Berhad	525,900	1,358,593
Shell Refining Co. Federation of Malaysia Berhad	225,400	771,098
Sime Darby Berhad	3,457,620	9,829,409
SP Setia Berhad	917,950	1,530,947
Star Publications (Malaysia) Berhad	401,300	532,965
Telekom Malaysia Berhad	1,623,900	1,777,893
Tenaga Nasional Berhad	2,121,000	6,009,227
*UEM Land Holdings Berhad	1,050,937	752,624
UMW Holdings Berhad	729,066	1,588,386
YTL Corp. Berhad	1,232,485	3,133,024
YTL Power International Berhad	283,040	213,038

TOTAL MALAYSIA		120,541,887

MEXICO — (6.7%)
America Movil S.A.B. de C.V. Series L	23,307,621	66,725,332
America Movil S.A.B. de C.V. Series L ADR	11,264	644,977
*Cementos de Mexico S.A.B de C.V. Series B	278,511	244,723
*Cemex S.A.B. de C.V. Sponsored ADR	13,000	114,010
#Coca-Cola Femsa S.A.B. de C.V. Series L	375,300	2,993,768
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	14,708
Corporativo Fragua S.A.B. de C.V. Series B	21	204
El Puerto de Liverpool S.A.B. de C.V.	247,800	1,424,629
#Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,109,900	11,602,058
*Gruma S.A.B. de C.V. ADR	43,594	342,213
#Grupo Carso S.A.B. de C.V. Series A-1	813,232	4,686,556
#Grupo Elektra S.A. de C.V.	97,675	3,584,106
Grupo Financiero Banorte S.A.B. de C.V.	1,923,829	8,230,959
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	908,264	3,927,867
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	529,400	4,089,688
Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	239,793
Grupo Mexico S.A.B. de C.V. Series B	4,075,517	13,426,630
Grupo Modelo S.A.B. de C.V. Series C	790,400	4,429,517
*Grupo Nutrisa S.A. de C.V.	129	404
*Grupo Qumma S.A. de C.V. Series B	1,591	23
#Grupo Televisa S.A. de C.V.	1,704,800	7,651,443
Grupo Televisa S.A. de C.V. Sponsored ADR	109,820	2,465,459
#*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.	2,524,776	3,275,584
Industrias Penoles S.A.B. de C.V.	136,138	3,858,346
Kimberly Clark de Mexico S.A.B. de C.V. Series A	690,100	4,328,494
#Organizacion Soriana S.A.B. de C.V. Series B	1,463,300	4,456,974

1221

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
MEXICO — (Continued)
*Savia S.A. de C.V.	120,000	$7,775
Telefonos de Mexico S.A.B. de C.V. Series A	200,000	150,632
Telefonos de Mexico S.A.B. de C.V. Series L	6,919,800	5,363,013
#Wal-Mart de Mexico S.A.B. de C.V. Series V	8,551,980	23,402,284

TOTAL MEXICO		181,682,169

PERU — (0.4%)
*Cia de Minas Buenaventura S.A. ADR	75,507	4,004,891
*Credicorp, Ltd.	45,918	5,780,158

TOTAL PERU		9,785,049

PHILIPPINES — (0.6%)
Aboitiz Equity Ventures, Inc.	884,000	689,300
Aboitiz Power Corp.	1,073,000	685,130
Ayala Corp. Series A	252,483	2,360,435
Ayala Land, Inc.	7,440,518	2,900,979
Banco de Oro Unibank, Inc.	1,164,108	1,650,705
Bank of the Philippine Islands	2,001,124	2,730,184
Energy Development Corp.	1,212,500	169,217
*Filipina Water Bottling Corp.	2,006,957	—
Manila Electric Co.	15,000	77,159
Metro Bank & Trust Co.	317,900	578,071
Philippine Long Distance Telephone Co.	57,920	3,601,151
SM Prime Holdings, Inc.	508,168	141,435

TOTAL PHILIPPINES		15,583,766

POLAND — (1.4%)
Asseco Poland SA	32,672	603,855
Bank Handlowy w Warszawie SA	17,748	560,298
*Bank Millennium SA	247,309	438,591
Bank Pekao SA	163,030	10,641,315
*Bank Przemyslowo Handlowy BPH SA	2,029	43,131
Bank Zackodni WBK SA	35,352	2,613,027
*BRE Bank SA	6,551	661,177
Browary Zywiec SA	13,634	2,685,009
Cyfrowy Polsat SA	10,560	51,877
*Getin Holdings SA	155,860	584,348
*Grupa Lotos SA	16,547	175,756
*ING Bank Slaski SA	1,541	469,320
KGHM Polska Miedz SA	61,000	2,739,490
*Kredyt Bank SA	73,612	386,966
*Mondi Packaging Paper Swiecie SA	12,683	348,977
PBG SA	2,049	155,965
*Polski Koncern Naftowy Orlen SA	267,237	3,768,063
Polskie Gornictwo Naftowe I Gazownictwo SA	718,661	932,945
*Powszechna Kasa Oszczednosci Bank Polski SA	267,637	4,222,504
Telekomunikacja Polska SA	1,025,852	6,532,281
TVN SA	91,082	572,903

TOTAL POLAND		39,187,798

RUSSIA — (4.0%)
*Evraz Group SA GDR	74,992	2,275,106
Gazprom OAO Sponsored ADR	1,743,505	38,174,119
Gazpromneft JSC Sponsored ADR	47,396	920,670
Lukoil OAO Sponsored ADR	354,178	19,750,701
Magnitogorsk Iron & Steel Works Sponsored GDR	111,820	1,395,299
MMC Norilsk Nickel JSC ADR	597,703	11,123,431
Novolipetsk Steel OJSC GDR	83,762	2,859,347
Novorossiysk Sea Trade Port GDR	12,856	115,024
*Polymetal GDR	64,567	1,020,308

1222

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
RUSSIA — (Continued)
*Rosneft Oil Co. GDR	1,184,101	$8,239,134
*RusHydro Sponsored ADR	773,445	3,997,220
*Severstal OAO GDR	106,027	1,427,437
Surgutneftegas Sponsonsored ADR	544,495	5,331,830
Tatneft Sponsored ADR	29,354	924,302
*TMK OAO GDR	43,610	856,760
Uralkali Sponsored GDR	111,980	2,767,025
*VimpelCom, Ltd. Sponsored ADR	10,000	153,300
VTB Bank OJSC GDR	582,346	3,849,655
*X5 Retail Group NV GDR	59,942	2,515,087

TOTAL RUSSIA		107,695,755

SOUTH AFRICA — (7.9%)
ABSA Group, Ltd.	362,514	7,022,910
Adcock Ingram Holdings, Ltd.	1,836	17,018
African Bank Investments, Ltd.	318,206	1,630,927
African Rainbow Minerals, Ltd.	170,896	4,324,689
*Anglo American Platinum Corp., Ltd.	86,386	8,242,335
#AngloGold Ashanti, Ltd. Sponsored ADR	197,922	9,324,105
ArcelorMittal South Africa, Ltd.	265,133	3,042,007
*Aspen Pharmacare Holdings, Ltd.	72,465	965,336
Bidvest Group, Ltd.	182,111	3,878,812
Data Tec, Ltd.	6,420	31,888
Discovery Holdings, Ltd.	391,199	2,203,542
Exxaro Resources, Ltd.	83,898	1,578,461
FirstRand, Ltd.	1,540,707	4,516,980
Freeworld Coatings, Ltd.	88,329	128,011
Gold Fields, Ltd. Sponsored ADR	425,086	6,703,606
Harmony Gold Mining Co., Ltd.	255,844	2,938,075
#Harmony Gold Mining Co., Ltd. Sponsored ADR	331,569	3,826,306
Impala Platinum Holdings, Ltd.	478,692	13,514,497
Imperial Holdings, Ltd.	9,026	147,498
Investec, Ltd.	118,615	975,521
Kumba Iron Ore, Ltd.	15,092	856,798
Liberty Holdings, Ltd.	163,900	1,752,525
Massmart Holdings, Ltd.	83,456	1,699,423
Mondi, Ltd.	32,757	272,435
Mr. Price Group, Ltd.	37,628	339,987
MTN Group, Ltd.	1,659,950	29,395,910
Naspers, Ltd. Series N	324,237	16,882,139
Nedbank Group, Ltd.	55,383	1,034,275
Network Healthcare Holdings, Ltd.	251,159	522,483
Pick’n Pay Stores, Ltd.	288,558	1,898,360
Pretoria Portland Cement Co., Ltd.	753,899	3,590,056
#PSG Group, Ltd.	164,207	835,901
Sanlam, Ltd.	961,639	3,600,520
#Sasol, Ltd. Sponsored ADR	920,291	41,643,168
Shoprite Holdings, Ltd.	596,920	8,440,689
Standard Bank Group, Ltd.	861,864	12,676,857
Steinhoff International Holdings, Ltd.	722,272	2,266,281
*Super Group, Ltd.	2,619,768	223,978
Telkom South Africa, Ltd.	374,552	1,935,150
Tiger Brands, Ltd.	79,054	2,119,200
Truworths International, Ltd.	186,043	1,834,088
Vodacom Group, Ltd.	521,362	5,008,342
Woolworths Holdings, Ltd.	130,252	510,354

TOTAL SOUTH AFRICA		214,351,443

SOUTH KOREA — (12.0%)
Amorepacific Corp.	3,527	3,263,178
#Cheil Industrial, Inc.	20,690	1,740,051

1223

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Daewoo Engineering & Construction Co., Ltd.	161,378	$1,512,554
#Daewoo International Corp.	48,663	1,517,389
Daewoo Securities Co., Ltd.	103,195	2,243,609
*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	135,170	3,597,467
Doosan Heavy Industries & Construction Co., Ltd.	14,950	1,178,291
*Doosan Infracore Co., Ltd.	82,000	2,029,201
Glovis Co., Ltd.	6,360	901,786
GS Engineering & Construction Corp.	27,320	2,321,724
GS Holdings Corp.	42,945	2,254,590
Hana Financial Group, Inc.	112,261	3,189,988
#Hankook Tire Manufacturing Co., Ltd.	84,420	2,198,880
Hite Brewery Co., Ltd.	671	74,825
#*Hynix Semiconductor, Inc.	163,310	3,363,376
Hyundai Department Store Co., Ltd.	979	108,495
*Hyundai Development Co.	12,558	353,186
#Hyundai Heavy Industries Co., Ltd.	47,395	15,460,234
#Hyundai Merchant Marine Co., Ltd.	24,600	870,635
Hyundai Mobis	53,070	13,216,066
Hyundai Motor Co., Ltd.	95,919	14,520,680
Hyundai Steel Co.	58,560	5,686,192
Industrial Bank of Korea, Ltd.	78,210	1,123,802
Kangwon Land, Inc.	134,910	3,177,062
KB Financial Group, Inc.	139,085	6,192,774
KCC Corp.	6,489	2,151,809
Kia Motors Corp.	225,130	9,007,785
*Korea Electric Power Corp.	295,290	7,772,156
Korea Exchange Bank	200,200	2,386,496
Korea Gas Corp.	33,003	1,352,147
KT Corp.	164,040	6,463,188
KT&G Corp.	103,590	6,368,452
#LG Chemical, Ltd.	32,392	10,023,148
LG Corp.	122,942	8,795,477
LG Display Co., Ltd. ADR	128,466	2,210,900
#*LG Electronics, Inc.	88,910	7,829,137
#LG Household & Healthcare Co., Ltd.	5,120	1,710,478
LS Industrial Systems Co., Ltd.	1,000	80,274
#NCsoft Corp.	4,529	997,644
OCI Co., Ltd.	780	229,727
#POSCO	46,060	19,010,253
Samsung Card Co., Ltd.	23,720	1,135,103
Samsung Corp.	100,930	5,927,363
#Samsung Electro-Mechanics Co., Ltd.	37,767	4,149,006
Samsung Electronics Co., Ltd.	97,139	64,444,531
Samsung Electronics Co., Ltd. GDR	49,372	16,479,096
Samsung Engineering Co., Ltd.	6,628	1,059,239
Samsung Fire & Marine Insurance, Ltd.	35,022	6,006,021
Samsung Heavy Industries Co., Ltd.	126,000	3,540,789
Samsung SDI Co., Ltd.	20,352	2,795,515
Samsung Securities Co., Ltd.	33,780	1,934,812
#Samsung Techwin Co., Ltd.	7,702	720,016
Shinhan Financial Group Co., Ltd.	218,686	8,471,941
Shinhan Financial Group Co., Ltd. ADR	16,770	1,304,203
Shinsegae Co., Ltd.	12,596	6,385,555
SK Co., Ltd.	21,194	2,208,364
SK Energy Co., Ltd.	51,889	6,982,563
SK Telecom Co., Ltd.	49,971	7,605,864
S-Oil Corp.	47,310	2,921,026
STX Pan Ocean Co., Ltd.	30,480	324,603
Woongjin Coway Co., Ltd.	13,260	481,177

TOTAL SOUTH KOREA		323,361,893

1224

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TAIWAN — (10.8%)
#Acer, Inc.	2,805,040	$8,168,584
#Advanced Semiconductor Engineering, Inc.	3,289,702	2,862,674
Advantech Co., Ltd.	132,000	360,413
#Asia Cement Corp.	2,513,316	2,589,050
#Asustek Computer, Inc.	445,230	3,613,006
*AU Optronics Corp.	1,332,873	1,329,796
*AU Optronics Corp. Sponsored ADR	353,406	3,544,662
#Catcher Technology Co., Ltd.	302,429	805,407
Cathay Financial Holdings Co., Ltd.	3,891,738	5,948,773
#Chang Hwa Commercial Bank	2,229,000	1,472,826
#Cheng Shin Rubber Industry Co., Ltd.	1,348,486	3,005,740
Chicony Electronics Co., Ltd.	232,436	511,848
*Chimei Innolux Corp.	3,192,818	4,284,446
*China Airlines, Ltd.	1,086,000	846,919
China Development Financial Holding Corp.	4,762,150	1,415,336
China Life Insurance Co., Ltd.	671,420	544,841
China Steel Corp.	9,036,342	9,152,632
Chinatrust Financial Holdings Co., Ltd.	3,493,931	2,181,221
Chunghwa Telecom Co., Ltd. ADR	245,647	5,748,140
*Chungwa Picture Tubes Co., Ltd.	2,091,415	315,748
Clevo Co.	258,643	569,658
#Compal Electronics, Inc.	3,781,541	4,824,575
Delta Electronics, Inc.	1,812,366	7,487,315
E.Sun Financial Holding Co., Ltd.	1,957,668	1,005,506
#Epistar Corp.	396,000	1,267,353
*Eva Airways Corp.	856,000	865,152
*Evergreen Marine Corp., Ltd.	751,869	626,614
#Everlight Electronics Co., Ltd.	163,942	453,569
Far Eastern Department Stores Co., Ltd.	390,525	484,694
#Far Eastern New Century Corp.	4,246,987	6,108,363
Far EasTone Telecommunications Co., Ltd.	815,000	1,173,701
#Farglory Land Development Co., Ltd.	134,229	333,088
First Financial Holding Co., Ltd.	5,340,838	3,522,457
Formosa Chemicals & Fiber Co., Ltd.	4,232,445	12,103,668
Formosa Plastics Corp.	5,051,648	14,473,970
Formosa Taffeta Co., Ltd.	605,000	550,193
#Foxconn Technology Co., Ltd.	780,661	2,434,815
Fubon Financial Holding Co., Ltd.	6,236,758	7,629,915
Giant Manufacture Co., Ltd.	86,506	339,743
#*HannStar Display Corp.	1,381,000	276,139
#Highwealth Construction Corp.	213,000	380,379
Hon Hai Precision Industry Co., Ltd.	5,190,997	19,632,544
Hotai Motor Co., Ltd.	387,000	1,126,012
#HTC Corp.	553,558	12,553,253
Hua Nan Financial Holding Co., Ltd.	5,681,066	3,745,086
#*Inotera Memories, Inc.	674,976	330,763
Inventec Corp.	1,819,358	956,769
Kinsus Interconnect Technology Corp.	120,000	326,552
Largan Precision Co., Ltd.	52,860	1,049,039
Lite-On Technology Corp.	1,210,798	1,599,330
#Macronix International Co., Ltd.	2,074,825	1,275,917
#Media Tek, Inc.	736,995	9,271,650
Mega Financial Holding Co., Ltd.	4,782,000	3,315,348
Nan Ya Plastic Corp.	6,817,564	15,144,810
#Nan Ya Printed Circuit Board Corp.	200,940	820,722
#*Nanya Technology Corp.	185,000	110,686
#Novatek Microelectronics Corp, Ltd.	276,000	804,728
*Pegatron Corp.	1,198,345	1,622,109
Polaris Securities Co., Ltd.	465,000	258,252
Pou Chen Corp.	2,047,487	1,940,216
Powertech Technology, Inc.	339,836	1,123,128

1225

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
#President Chain Store Corp.	834,831	$3,311,242
*Qisda Corp.	728,000	507,995
#Realtek Semiconductor Corp.	223,210	529,255
#Richtek Technology Corp.	74,550	586,024
Ruentex Development Co., Ltd.	251,000	415,384
#Ruentex Industries, Ltd.	239,000	683,146
*Shin Kong Financial Holding Co., Ltd.	2,815,657	1,035,282
#Siliconware Precision Industries Co.	2,347,324	2,581,701
SinoPac Holdings Co., Ltd.	3,524,000	1,327,783
#Synnex Technology International Corp.	1,019,756	2,497,594
*Taishin Financial Holdings Co., Ltd.	2,099,122	918,099
*Taiwan Business Bank	826,800	275,300
Taiwan Cement Corp.	2,415,895	2,568,825
Taiwan Cooperative Bank	3,297,397	2,355,231
Taiwan Fertilizer Co., Ltd.	421,000	1,435,503
Taiwan Glass Industrial Corp.	1,310,476	1,584,985
Taiwan Mobile Co., Ltd.	47,000	104,776
#Taiwan Semiconductor Manufacturing Co., Ltd.	22,386,808	46,056,661
#*Tatung Co., Ltd.	619,000	145,899
Transcend Information, Inc.	131,181	325,915
#Tripod Technology Corp.	217,000	832,626
Tung Ho Steel Enterprise Corp.	7,000	6,545
U-Ming Marine Transport Corp.	648,860	1,335,962
Unimicron Technology Corp.	769,896	1,307,270
Uni-President Enterprises Corp.	3,845,980	4,998,171
United Microelectronics Corp.	7,733,000	3,709,399
*Walsin Lihwa Corp.	1,287,000	770,860
*Wan Hai Lines Co., Ltd.	202,000	148,239
#*Wintek Corp.	528,000	890,119
Wistron Corp.	1,314,716	2,704,886
#WPG Holdings Co., Ltd.	461,349	857,780
*Yang Ming Marine Transport Corp.	748,000	569,206
#Young Fast Optoelectronics Co., Ltd.	50,295	592,189
Yuanta Financial Holding Co., Ltd.	3,090,885	1,941,045
Yulon Motor Co., Ltd.	310,000	607,169

TOTAL TAIWAN		293,137,909

THAILAND — (1.9%)
Advance Info Service PCL (Foreign)	1,464,700	4,397,031
Bangkok Bank PCL (Foreign)	329,000	1,695,480
Bangkok Bank PCL (Foreign) NVDR	286,400	1,423,402
Bangkok Dusit Medical Services PCL (Foreign)	82,900	111,298
Bank of Ayudhya PCL (Foreign)	2,590,200	2,082,182
Banpu PCL (Foreign)	115,100	2,994,596
BEC World PCL (Foreign)	1,032,600	1,145,228
C.P. ALL PCL (Foreign)	2,198,700	3,263,581
Charoen Pokphand Foods PCL (Foreign)	3,734,900	2,902,707
Delta Electronics (Thailand) PCL (Foreign)	167,810	177,717
Glow Energy PCL (Foreign)	119,000	197,473
IRPC PCL (Foreign)	4,240,300	599,696
Kasikornbank PCL (Foreign)	1,612,200	6,775,757
Krung Thai Bank PCL (Foreign)	4,726,870	2,664,580
Land & Houses PCL (Foreign) NVDR	790,000	184,456
PTT Aromatics & Refining PCL (Foreign)	1,287,137	1,277,262
PTT Chemical PCL (Foreign)	517,460	2,433,684
PTT Exploration & Production PCL (Foreign)	592,000	3,376,651
PTT PCL (Foreign)	649,900	6,568,369
Ratchaburi Electricity Generating Holding PCL (Foreign)	864,300	1,052,267
Siam Cement PCL (Foreign) (The)	117,100	1,285,053
Siam Cement PCL (Foreign) NVDR (The)	41,600	438,479
Siam City Cement PCL (Foreign)	123,813	953,996

1226

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Siam Commercial Bank PCL (Foreign)	1,001,366	$3,423,616
Siam Makro PCL (Foreign)	42,900	194,610
Thai Oil PCL (Foreign)	196,000	346,498
*TMB Bank PCL (Foreign)	3,780,000	284,950

TOTAL THAILAND		52,250,619

TURKEY — (2.4%)
Akbank T.A.S.	1,429,079	8,858,638
Anadolu Efes Biracilik ve Malt Sanayi A.S.	298,953	4,712,972
Asya Katilim Bankasi A.S.	151,578	386,226
BIM BirlesikMagazalar A.S.	35,088	1,204,296
*Dogan Sirketler Grubu Holdings A.S.	399,572	286,034
*Dogan Yayin Holding A.S.	3	3
Enka Insaat ve Sanayi A.S.	373,689	1,686,705
*Eregli Demir ve Celik Fabrikalari Turk A.S.	581,062	2,149,895
Ford Otomotiv Sanayi A.S.	114,792	1,006,121
Koc Holding A.S. Series B	775,171	3,648,873
Tupras Turkiye Petrol Rafinerileri A.S.	172,862	4,595,995
*Turk Hava Yollari A.S.	150,171	616,429
Turkcell Iletisim Hizmetleri A.S.	240,093	1,718,123
Turkiye Garanti Bankasi A.S.	2,842,585	17,159,207
Turkiye Halk Bankasi A.S.	139,950	1,390,208
Turkiye Is Bankasi A.S.	2,088,220	9,246,296
Turkiye Vakiflar Bankasi T.A.O.	385,861	1,224,849
*Yapi ve Kredi Bankasi A.S.	1,249,137	4,711,526

TOTAL TURKEY		64,602,396

TOTAL COMMON STOCKS		2,289,520,662

PREFERRED STOCKS — (8.7%)
BRAZIL — (8.7%)
*AES Tiete SA	7,400	102,711
Banco Bradesco SA	1,584,132	32,459,659
*Brasil Telecom SA	436,993	3,210,047
*Brasil Telecom SA ADR	14,349	316,395
Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored ADR Series A	70,200	2,780,622
Cia de Bebidas das Americas SA	83	11,375
Cia de Bebidas das Americas SA Preferred ADR	151,600	21,108,784
*Cia de Transmissao de Energia Electrica Paulista Series A	2,300	71,206
Cia Energetica de Minas Gerais SA	450,721	7,899,480
Empresa Nasional de Comercio Redito e Participacoes SA	480	4,727
Gerdau SA	756,268	9,714,105
Itau Unibanco Holding SA	1,765,755	42,682,192
#Itau Unibanco Holding SA ADR	271,346	6,664,258
Lojas Americanas SA	16,500	176,519
Petroleo Brasilerio SA ADR	1,376,550	42,934,594
Tele Norte Leste Participacoes SA	180,034	2,756,152
Tele Norte Leste Participacoes SA ADR	127,600	1,957,384
Telecomunicacoes de Sao Paulo SA	96,700	2,316,978
*Telemar Norte Leste SA	33,612	952,831
Ultrapar Participacoes SA Sponsored ADR	63,577	3,944,953
Usinas Siderurgicas de Minas Gerais SA Series A	387,924	4,864,165
Vale SA Series A	1,412,691	39,672,996
*Vale SA Series B	81,160	—
Vale SA Sponsored ADR	166,500	4,783,545
Vivo Participacoes SA	134,958	3,865,468

TOTAL BRAZIL		235,251,146

TOTAL PREFERRED STOCKS		235,251,146

RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
#*HKC Holdings, Ltd. Warrants 06/09/11	240,163	1,797

1227

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
#*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	14,555	$135

TOTAL CHINA		1,932

TAIWAN — (0.0%)
*Shin Kong Financial Holding Co., Ltd. Rights 11/25/10	161,687	6,600

TOTAL RIGHTS/WARRANTS		8,532

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $13,610,000 FHLMC 5.00%, 10/15/19, valued at $15,396,313) to be repurchased at $15,165,240	$15,165	15,165,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.0%)
§@DFA Short Term Investment Fund	162,574,034	162,574,034
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $906,014)## to be repurchased at $888,265	$888	888,249

TOTAL SECURITIES LENDING COLLATERAL		163,462,283

TOTAL INVESTMENTS — (100.0%) (Cost $1,331,491,186)		$2,703,407,623

1228

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (88.0%)
ARGENTINA — (0.0%)
Ferrum SA de Ceramica y Metalurgica Series B	1	$—

BRAZIL — (7.5%)
Acos Villares SA	2,342,500	1,157,266
AES Tiete SA	53,900	629,885
*All America Latina Logistica SA	68,850	651,125
*Amil Participacoes SA	204,808	2,059,764
Anhanguera Educacional Participacoes SA	168,300	3,286,220
B2W Cia Global Do Varejo	123,200	2,238,221
Banco ABC Brasil SA	95,764	881,437
Banco Alfa de Investimento SA	700	3,141
Banco Daycoval SA	42,300	298,536
Banco Industrial e Comercial SA	123,220	1,159,513
*Banco Mercantil do Brasil SA	1,327	11,434
Banco Panamericano SA	111,500	497,727
Banco Pine SA	62,500	534,832
Banco Sofisa SA	92,600	288,643
Bematech SA	68,200	399,100
*Bombril SA	17,600	93,160
BR Malls Participacoes SA	567,258	5,327,948
Brasil Brokers Participacoes SA	162,800	889,497
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	1,047,720	665,493
Brookfield Incorporacoes SA	461,562	2,489,280
Camargo Correa Desenvolvimento Imobiliario SA	89,936	430,559
Cia de Gas de Sao Paulo SA	36,300	774,975
#Cia de Saneamento Basico do Estado de Sao Paulo ADR	33,100	1,521,276
Cia de Saneamento de Minas Gerais-Copasa	89,800	1,376,866
Cia de Saneamento do Parana	176,900	305,879
*Cia Energetica de Sao Paulo SA	159,900	2,501,523
Cia Hering SA	45,750	2,253,194
Contax Participacoes SA	2,500	47,051
Cosan SA Industria e Comercio	62,800	997,605
CR2 Empreendimentos Imobiliarios SA	6,600	25,774
Cremer SA	56,596	600,477
*Cyrela Brazil Realty SA Empreendimentos e Participacoes	123,033	1,691,767
Diagnosticos Da America SA	507,200	6,159,901
Drogasil SA	51,616	1,329,333
Duratex SA	624,462	7,198,409
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	162,200	2,814,150
Energias do Brazil SA	71,502	1,553,002
*Equatorial Energia SA	71,300	493,561
*Estacio Participacoes SA	39,200	583,285
Eternit SA	188,589	1,134,662
Even Construtora e Incorporadora SA	253,250	1,420,929
EZ Tec Empreendimentos e Participacoes SA	103,758	738,383
*Fertilizantes Fosfatados SA	123,100	1,387,165
Gafisa SA	377,400	3,109,671
#Gafisa SA ADR	180,131	3,024,399
*General Shopping Brasil SA	53,917	398,915
*Globex Utilidades SA	58,737	514,722
#*Gol Linhas Aereas Inteligentes SA ADR	137,727	2,429,504
Grendene SA	201,494	1,045,214
Guararapes Confeccoes SA	12,300	643,828
Helbor Empreendimentos SA	50,524	573,495
*IdeiasNet SA	234,800	521,993
Iguatemi Empresa de Shopping Centers SA	64,800	1,515,671
Industrias Romi SA	77,500	643,592
*Inepar SA Industria e Construcoes	32,940	102,290
*Inpar SA	525,100	1,003,691

1229

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Iochpe-Maxion SA	69,580	$1,006,686
JHSF Participacoes SA	178,500	323,343
*Joao Fortes Engenharia SA	37,300	269,829
*Kepler Weber SA	1,804,000	392,566
*Kroton Educacional SA	52,867	545,678
Light SA	199,200	2,509,477
*LLX Logistica SA	488,125	2,675,601
Localiza Rent a Car SA	232,600	3,850,903
*Lojas Renner SA	273,700	10,859,144
*LPS Brasil Consultoria de Imoveis SA	52,324	1,145,693
*Lupatech SA	34,700	428,571
M Dias Branco SA	44,100	1,115,274
*M&G Poliester SA	640,780	56,529
*Magnesita Refratarios SA	538,604	3,554,159
Marfrig Alimentos SA	210,300	1,875,050
Marisa Lojas SA	63,775	1,027,722
Metalfrio Solutions SA	1,900	13,946
*Minerva SA	73,658	263,822
*MMX Mineracao e Metalicos SA	330,084	2,655,737
*MPX Energia SA	69,700	1,166,654
MRV Engenharia e Participacoes SA	300,000	2,920,073
Multiplan Empreendimentos Imobiliarios SA	82,900	1,925,378
Natura Cosmeticos SA	64,136	1,833,212
Obrascon Huarte Lain Brasil SA	45,600	1,545,835
OdontoPrev SA	192,800	2,834,794
Parana Banco SA	29,200	211,062
*Paranapanema SA	355,521	1,124,921
PDG Realty SA Empreendimentos e Participacoes	459,817	5,692,612
*Plascar Participacoes Industriais SA	155,200	350,508
Porto Seguro SA	261,800	3,820,066
Positivo Informatica SA	50,900	483,465
Profarma Distribuidora de Produtos Farmaceuticos SA	17,400	169,876
*Redentor Energia SA	32,500	148,518
*Restoque Comercio e Confeccoes de Roupas SA	13,800	116,062
Rodobens Negocios Imobiliarios SA	31,840	329,579
Rossi Residencial SA	352,090	3,451,944
Santos Brasil Participacoes SA	23,500	315,121
Sao Carlos Empreendimentos e Participacoes SA	52,700	552,942
Sao Martinho SA	83,812	1,005,074
Sao Paulo Alpargatas SA	102,000	692,578
SLC Agricola SA	99,300	1,226,431
Springs Global Participacoes SA	94,700	231,139
Sul America SA	344,448	4,049,589
TAM SA Sponsored ADR	38,100	939,927
Tecnisa SA	36,600	223,866
Tegma Gestao Logistica	32,935	406,385
*Tempo Participacoes SA	41,700	141,019
*Tereos Internacional SA	91,900	225,386
Terna Participacoes SA	3,800	75,964
Totvs SA	49,764	4,516,018
Trisul SA	8,038	37,346
Universo Online SA	72,700	438,261
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	77,400	866,272

TOTAL BRAZIL		155,066,540

CHILE — (2.5%)
AFP Cuprum SA	1,398	69,021
Aguas Andinas SA Series A	748,702	371,175
Almendral SA	1,445,104	171,350
Banmedica SA	1,312,094	2,078,857
Besalco SA	270,428	414,640

1230

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHILE — (Continued)
Cementos Bio-Bio SA	452,622	$1,313,959
Cia Cervecerias Unidas SA	204,100	2,282,256
Cia Cervecerias Unidas SA ADR	11,200	630,000
Cia General de Electricidad SA	72,464	456,131
*Cia SudAmericana de Vapores SA	2,745,213	3,659,947
Cintac SA	324,650	258,844
Corpbanca SA	285,638,523	4,493,486
#Corpbanca SA ADR	31,658	2,470,590
Cristalerias de Chile SA	156,836	2,118,080
*E.CL SA	410,964	1,098,929
Embotelladora Andina SA Series A ADR	248	5,972
Embotelladora Andina SA Series B	431,663	2,136,121
Embotelladora Andina SA Series B ADR	900	26,352
Empresa Electrica Pilmaiquen SA	60,267	268,075
*Empresas Iansa SA	6,287,667	717,397
*Empresas La Polar SA	801,254	5,715,006
ENTEL Chile SA	85,352	1,356,436
Farmacias Ahumada SA	249,596	735,240
Forus SA	69,630	173,666
Gasco SA	76,171	487,407
*Grupo Security SA	136,267	67,138
Industrias Forestales SA	20,000	4,825
Inversiones Aguas Metropolitanas SA	1,598,644	2,483,838
*Invertec Pesquera Mar de Chiloe SA	87,162	59,974
Madeco SA	27,103,448	1,578,610
*Masisa SA	8,936,076	1,469,707
*Multiexport Foods SA	1,414,508	633,442
Parque Arauco SA	1,055,338	2,233,869
*PAZ Corp. SA	125,784	107,745
Ripley Corp. SA	1,237,107	1,728,131
Salfacorp SA	354,454	1,033,109
Sigdo Koppers SA	259,627	528,383
Socovesa SA	1,370,698	865,545
Sonda SA	951,577	2,060,923
Soquimic Comercial SA	562,478	274,817
Vina Concha Y Toro SA	1,210,803	2,943,651
Vina Concha Y Toro SA Sponsored ADR	1,725	82,748
Vina San Pedro Tarapaca SA	40,113,498	360,009

TOTAL CHILE		52,025,401

CHINA — (12.2%)
#*361 Degrees International, Ltd.	1,054,000	1,023,897
#A8 Digital Music Holdings, Ltd.	392,000	159,177
#Agile Property Holdings, Ltd.	1,580,000	2,084,058
#Ajisen China Holdings, Ltd.	563,000	1,013,695
AMVIG Holdings, Ltd.	538,000	436,601
Anhui Expressway Co., Ltd.	834,000	631,450
Anhui Tianda Oil Pipe Co., Ltd.	492,000	216,528
#Anta Sports Products, Ltd.	467,000	965,911
#Anton Oilfield Services Group	948,000	96,844
Asia Cement China Holdings Corp.	596,000	269,868
*AVIC International Holding HK, Ltd.	4,778,000	250,130
#*AviChina Industry & Technology Co., Ltd. Series H	2,636,000	1,429,653
Baoye Group Co., Ltd.	1,802,000	1,185,322
#Beijing Capital International Airport Co., Ltd.	2,508,000	1,383,885
#Beijing Capital Land, Ltd.	4,358,500	1,601,291
*Beijing Development HK, Ltd.	507,000	101,172
*Beijing Enterprises Water Group, Ltd.	3,621,107	1,266,639
Beijing Jingkelong Co., Ltd.	281,749	338,083
#Beijing North Star Co., Ltd. Series H	1,168,000	317,234
*Beijing Properties Holdings, Ltd.	4,007,061	393,852

1231

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
Bosideng International Holdings, Ltd.	3,452,000	$1,747,733
#*Brilliance China Automotive Holdings, Ltd.	12,088,000	10,635,308
BYD Electronic International Co., Ltd.	1,358,075	722,626
Central China Real Estate, Ltd.	851,000	193,250
Centron Telecom International Holdings, Ltd.	375,100	89,718
#Chaoda Modern Agriculture Holdings, Ltd.	4,569,245	3,728,840
#China Aerospace International Holdings, Ltd.	8,318,500	1,204,649
#China Agri-Industries Holdings, Ltd.	4,000	5,856
#China Aoyuan Property Group, Ltd.	1,681,000	291,041
#China Automation Group, Ltd.	729,000	573,962
China BlueChemical, Ltd.	1,416,000	1,122,106
#*China Chengtong Development Group, Ltd.	1,800,000	108,123
China Communications Services Corp., Ltd.	1,956,000	1,136,607
China Dongxiang Group Co.	2,075,000	1,171,312
*China Energine International Holdings, Ltd.	1,982,000	200,082
#China Everbright International, Ltd.	5,281,800	2,814,196
China Everbright, Ltd.	650,000	1,694,859
#China Foods, Ltd.	1,270,000	1,055,586
#China Gas Holdings, Ltd.	5,115,500	2,931,088
*China Grand Forestry Green Resources Group, Ltd.	10,756,000	382,305
#China Green Holdings, Ltd.	777,000	799,657
#China Haidian Holdings, Ltd.	1,480,000	246,957
#China High Speed Transmission Equipment Group Co., Ltd.	1,762,422	3,609,486
#China Huiyuan Juice Group, Ltd.	727,500	488,461
*China Metal Recycling Holdings, Ltd.	574,686	640,481
*China Mining Resources Group, Ltd.	20,164,900	568,363
#China Molybdenum Co., Ltd.	1,135,000	1,089,592
#China National Building Material Co., Ltd.	734,000	1,799,391
China National Materials Co., Ltd.	1,706,000	1,522,884
China Nickel Resources Holding Co., Ltd.	716,000	133,278
#*China Oil & Gas Group, Ltd.	5,780,000	763,692
China Pharmaceutical Group, Ltd.	1,148,000	644,310
#China Power International Development, Ltd.	5,805,200	1,319,159
#*China Power New Energy Development Co., Ltd.	6,140,000	612,320
*China Precious Metal Resources Holdings Co., Ltd.	1,968,318	460,327
*China Properties Group, Ltd.	1,021,000	330,027
#*China Qinfa Group, Ltd.	464,000	239,684
#*China Rare Earth Holdings, Ltd.	1,324,000	723,866
China Resources Gas Group, Ltd.	542,000	806,438
*China Resources Microelectronics, Ltd.	3,875,000	178,084
*China Seven Star Shopping, Ltd.	5,840,000	101,498
*China Shanshui Cement Group, Ltd.	1,275,000	907,967
China Shineway Pharmaceutical Group, Ltd.	521,200	1,777,288
*China Singyes Solar Technologies Holdings, Ltd.	418,000	227,481
China Starch Holdings, Ltd.	2,805,000	253,942
China State Construction International Holdings, Ltd.	3,580,800	2,742,693
*China Travel International Investment Hong Kong, Ltd.	13,617,900	3,257,784
China Water Affairs Group, Ltd.	1,746,000	667,697
#China Wireless Technologies, Ltd.	1,100,000	591,777
China Yurun Food Group, Ltd.	1,688,000	6,555,071
*China Zenith Chemical Group, Ltd.	2,050,000	68,936
*Chinese People Holdings Co., Ltd.	168,000	5,653
#*Chongqing Iron & Steel Co., Ltd.	1,681,400	476,129
Chongqing Machinery & Electric Co., Ltd.	1,286,000	437,923
*CIMC Enric Holdings, Ltd.	256,000	117,750
#*Citic 21CN Co., Ltd.	4,363,200	655,750
*CITIC Resources Holdings, Ltd.	8,560,600	2,195,308
*Clear Media, Ltd.	77,000	46,070
*CNNC International, Ltd.	360,042	321,088
*Coastal Greenland, Ltd.	1,096,000	62,381
#Comba Telecom Systems Holdings, Ltd.	990,479	1,126,527

1232

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
COSCO International Holdings, Ltd.	3,287,000	$2,001,654
COSCO Pacific, Ltd.	1,232,000	1,919,726
#Coslight Technology International Group, Ltd.	162,000	117,730
CP Pokphand Co., Ltd.	3,792,594	333,015
Dachan Food Asia, Ltd.	401,000	78,811
Dalian Port PDA Co., Ltd.	1,210,000	524,179
Daphne International Holdings, Ltd.	1,354,000	1,521,984
Dawnrays Pharmaceutical Holdings, Ltd.	906,943	404,582
Digital China Holdings, Ltd.	886,800	1,605,432
#Dongfang Electric Co., Ltd.	13,200	64,152
Dongyue Group	1,468,000	648,459
Dynasty Fine Wines Group, Ltd.	582,000	360,446
Embry Holdings, Ltd.	190,000	183,909
*Enerchina Holdings, Ltd.	10,646,167	181,842
ENN Energy Holdings, Ltd.	2,178,000	6,519,695
*Extrawell Pharmaceutical Holdings, Ltd.	2,217,921	200,348
#First Tractor Co., Ltd.	523,176	504,222
*Founder Holdings, Ltd.	1,548,900	106,254
#Franshion Properties China, Ltd.	5,056,000	1,634,937
#Fufeng Group, Ltd.	852,000	762,164
Fushan International Energy Group, Ltd.	3,236,000	2,181,798
*GCL Poly Energy Holdings, Ltd.	2,687,680	861,345
Geely Automobile Holdings, Ltd.	4,175,000	2,366,017
*Global Bio-Chem Technology Group Co., Ltd.	2,684,800	437,012
*Global Sweeteners Holdings, Ltd.	486,951	102,460
Goldbond Group Holdings, Ltd.	1,150,000	67,709
#Golden Eagle Retail Group, Ltd.	564,000	1,496,410
#*Golden Meditech Holdings, Ltd.	2,052,000	381,563
Goldlion Holdings, Ltd.	366,962	153,983
Good Friend International Holdings, Inc.	196,667	127,230
#Great Wall Motor Co., Ltd.	698,500	2,197,076
Great Wall Technology Co., Ltd.	698,950	335,640
Greentown China Holdings, Ltd.	794,500	917,635
Guangdong Investment, Ltd.	5,402,000	2,714,485
#Guangshen Railway Co., Ltd. Sponsored ADR	26,271	534,352
Guangzhou Automobile Group Co., Ltd.	1,641,078	2,519,442
#*Guangzhou Investment Co., Ltd.	8,156,800	1,951,241
Guangzhou Pharmaceutical Co., Ltd.	362,000	386,101
#Guangzhou R&F Properties Co., Ltd.	742,400	1,061,218
#Guangzhou Shipyard International Co., Ltd.	280,000	571,849
#GZI Transportation, Ltd.	2,038,018	1,066,245
#*Haier Electronics Group Co., Ltd.	1,062,000	989,169
Hainan Meilan International Airport Co., Ltd.	175,000	202,071
#Haitian International Holdings, Ltd.	557,000	567,849
Harbin Power Equipment Co., Ltd.	804,000	1,088,062
#*Heng Tai Consumables Group, Ltd.	3,425,000	633,157
#Hengdeli Holdings, Ltd.	2,246,000	1,246,088
#*Hi Sun Technology (China), Ltd.	1,962,000	822,006
#Hidili Industry International Development, Ltd.	1,599,000	1,704,866
#*HKC Holdings, Ltd.	14,610,447	906,997
*Hong Kong Energy Holdings, Ltd.	172,095	14,483
#*Honghua Group, Ltd.	2,081,000	311,860
#*Hopson Development Holdings, Ltd.	3,476,000	3,881,871
#Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,124,000	378,795
Huabao International Holdings, Ltd.	1,127,014	1,703,727
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,774,000	3,944,343
#*Inspur International, Ltd.	2,850,000	254,277
*Interchina Holdings Co.	780,000	88,575
Intime Department Store Group Co., Ltd.	927,000	1,424,246
*Jingwei Textile Machinery Co., Ltd.	232,000	89,947
Ju Teng International Holdings, Ltd.	1,087,856	541,643

1233

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Kai Yuan Holdings, Ltd.	5,500,000	$185,129
*Kasen International Holdings, Ltd.	222,000	43,045
Kingboard Chemical Holdings, Ltd.	351,500	1,708,471
Kingboard Laminates Holdings, Ltd.	1,418,000	1,372,031
#Kingdee International Software Group Co., Ltd.	1,676,000	885,376
#Kingsoft Corp., Ltd.	990,000	501,757
*Kingway Brewery Holdings, Ltd.	4,396,800	1,043,724
KWG Property Holding, Ltd.	2,013,267	1,594,606
Lai Fung Holdings, Ltd.	5,173,000	183,900
#Lee & Man Paper Manufacturing, Ltd.	1,626,800	1,358,675
#Li Ning Co., Ltd.	1,026,335	2,920,602
Lianhua Supermarket Holdings Co., Ltd.	326,000	1,399,318
Lijun International Pharmaceutical Holding, Ltd.	2,413,826	831,129
Lingbao Gold Co., Ltd.	1,384,000	972,602
#Little Sheep Group, Ltd.	601,000	391,643
#Lonking Holdings, Ltd.	6,648,000	3,576,366
*Loudong General Nice Resources China Holdings, Ltd.	2,152,117	334,031
Lumena Resources Corp.	1,028,000	388,588
#Maoye International Holdings, Ltd.	1,559,000	673,056
*Media China Corp, Ltd.	2,600,000	14,799
MIN XIN Holdings, Ltd.	240,000	128,272
#Mingyuan Medicare Development Co., Ltd.	2,910,000	406,067
*Minmetals Land, Ltd.	2,292,000	462,359
#*Minmetals Resources, Ltd.	4,398,000	3,381,568
Minth Group, Ltd.	813,000	1,521,174
*Nan Hai Corp, Ltd.	19,200,000	168,482
*Nanjing Panda Electronics Co., Ltd.	404,000	112,454
NetDragon Websoft, Inc.	207,044	94,906
#New World China Land, Ltd.	2,703,367	1,014,026
New World Department Store China, Ltd.	585,462	543,221
*Northeast Electric Development Co., Ltd.	338,000	69,383
#*Oriental Ginza Holdings, Ltd.	149,000	29,593
Overseas Chinese Town Asia Holdings, Ltd.	388,183	208,196
Pacific Online, Ltd.	213,150	90,340
#*PetroAsian Energy Holdings, Ltd.	3,344,000	211,031
#Poly Hong Kong Investment, Ltd.	1,632,932	1,687,881
Ports Design, Ltd.	551,500	1,341,020
*Pou Sheng International Holdings, Ltd.	1,652,000	262,640
#Prosperity International Holdings HK, Ltd.	1,800,000	120,754
Qin Jia Yuan Media Services Co., Ltd.	572,000	100,530
Qingling Motors Co., Ltd. Series H	1,110,000	412,950
*Qunxing Paper Holdings Co., Ltd.	446,609	190,568
Regent Manner International, Ltd.	464,000	222,254
REXLot Holdings, Ltd.	9,575,000	888,057
*Richly Field China Development, Ltd.	4,440,000	146,168
Road King Infrastructure, Ltd.	30,000	27,190
Samson Holding, Ltd.	1,097,000	201,227
#*Semiconductor Manufacturing International Corp.	93,483,000	7,834,980
#Shandong Chenming Paper Holdings, Ltd. Series H	370,000	311,183
Shandong Molong Petroleum Machinery Co., Ltd.	203,068	248,654
*Shandong Xinhua Pharmaceutical Co., Ltd.	204,000	90,959
#Shanghai Forte Land Co., Ltd.	1,260,000	375,687
*Shanghai Industrial Urban Development Group, Ltd.	1,594,025	824,646
#Shanghai Jin Jiang International Hotels Group Co., Ltd.	1,868,000	470,916
Shanghai Prime Machinery Co., Ltd.	4,280,000	1,023,305
Shanghai Zendai Property, Ltd.	6,715,000	290,274
Shenji Group Kunming Machine Tool Co., Ltd.	176,250	113,814
Shenzhen Expressway Co., Ltd.	1,724,400	952,667
Shenzhen International Holdings, Ltd.	42,344,300	3,337,480
Shenzhen Investment, Ltd.	10,080,000	3,634,244
Shenzhou International Group	429,000	499,349

1234

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
Shougang Concord Century Holdings, Ltd.	1,659,153	$218,805
*Shougang Concord International Enterprises Co., Ltd.	11,314,100	1,903,805
#Shui On Land, Ltd.	4,303,077	2,157,074
Sichuan Expressway Co., Ltd.	1,552,000	1,009,849
#Silver base Group Holdings, Ltd.	297,000	217,600
Silver Grant International Industries, Ltd.	2,260,000	762,147
SIM Technology Group, Ltd.	674,000	144,912
#Sino Biopharmaceutical, Ltd.	3,092,000	1,219,119
#*Sino Oil & Gas Holdings, Ltd.	6,905,000	442,596
*Sino Union Energy Investment Group, Ltd.	3,990,000	355,657
SinoCom Software Group, Ltd.	1,550,200	181,684
*Sinofert Holdings, Ltd.	2,267,327	1,204,837
*Sino-i Technology, Ltd.	1,970,000	12,212
Sinolink Worldwide Holdings, Ltd.	10,218,800	1,492,535
SinoMedia Holding, Ltd.	328,000	121,157
Sinopec Kantons Holdings, Ltd.	524,000	277,231
*Sinopec Yizheng Chemical Fibre Co., Ltd.	1,540,000	575,168
Sinotrans Shipping, Ltd.	1,871,000	757,613
Sinotrans, Ltd.	2,061,000	559,966
#Sinotruk Hong Kong, Ltd.	924,500	1,066,522
#Skyworth Digital Holdings, Ltd.	6,672,815	3,915,246
#Soho China, Ltd.	2,320,083	1,975,381
#*Solargiga Energy Holdings, Ltd.	772,000	177,578
#*Sparkle Roll Group, Ltd.	768,000	147,078
SPG Land Holdings, Ltd.	559,425	305,502
#SRE Group, Ltd.	11,833,053	1,209,750
Sunny Optical Technology Group Co., Ltd.	400,000	96,764
Tak Sing Alliance Holdings, Ltd.	955,257	123,387
TCC International Holdings, Ltd.	659,503	272,268
TCL Communication Technology Holdings, Ltd.	1,938,198	1,553,746
TCL Multimedia Technology Holdings, Ltd.	2,068,510	867,659
Tian An China Investments Co., Ltd.	618,000	473,963
Tiangong International Co., Ltd.	242,000	118,554
#Tianjin Capital Environmental Protection Group Co., Ltd.	1,542,000	531,503
#*Tianjin Development Holdings, Ltd.	1,515,800	1,170,621
#Tianjin Port Development Holdings, Ltd.	3,016,800	670,080
*Tianneng Power International, Ltd.	840,000	378,430
#Tomson Group, Ltd.	974,443	381,076
Towngas China Co., Ltd.	2,893,000	1,320,127
TPV Technology, Ltd.	487,964	301,518
Travelsky Technology, Ltd.	945,727	918,151
#Truly International Holdings, Ltd.	426,286	606,140
#*Uni-President China Holdings, Ltd.	1,580,000	1,125,538
*United Energy Group, Ltd.	4,512,450	517,947
*United Gene High-Tech Group, Ltd.	6,880,000	150,323
#Vinda International Holdings, Ltd.	495,000	644,164
#VODone, Ltd.	2,906,000	841,813
#*Wasion Group Holdings, Ltd.	718,000	524,044
Weichai Power Co., Ltd.	600	7,878
Weiqiao Textile Co., Ltd.	2,212,000	1,745,563
Welling Holding, Ltd.	7,036,000	346,401
Wuyi International Pharmaceutical Co., Ltd.	540,000	50,204
Xiamen International Port Co., Ltd.	5,166,000	967,552
#Xingda International Holdings, Ltd.	1,056,000	1,103,848
Xinhua Winshare Publishing & Media Co., Ltd.	609,103	364,138
#Xinjiang Xinxin Mining Industry Co., Ltd.	966,000	653,607
#Xiwang Sugar Holdings Co., Ltd.	1,803,178	610,172
#XTEP International Holdings, Ltd.	813,000	676,686
Yip’s Chemical Holdings, Ltd.	382,000	454,969
Yorkey Optical International Cayman, Ltd.	95,774	17,241
Zhaojin Mining Industry Co., Ltd.	394,167	1,230,255

1235

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
Zhejiang Expressway Co., Ltd.	1,064,000	$1,079,587
#*Zhejiang Glass Co., Ltd.	445,000	142,377
*Zhong An Real Estate, Ltd.	824,400	195,912
#Zhuzhou CSR Times Electric Co., Ltd.	641,000	1,958,514

TOTAL CHINA		251,479,152

HUNGARY — (0.2%)
*Danubius Hotel & Spa NYRT	45,091	842,357
Egis Gyogyszergyar NYRT	197	23,134
#*FHB Mortgage Bank NYRT	75,102	450,891
*Fotex Holding SE Co., Ltd.	119,895	257,836
*PannErgy P.L.C.	127,046	646,419
*RABA Automotive Holding NYRT	233,233	1,112,606
Zwack Unicum NYRT	1,100	89,026

TOTAL HUNGARY		3,422,269

INDIA — (12.0%)
*3M India, Ltd.	4,978	432,142
Aban Offshore, Ltd.	22,774	404,954
ABG Shipyard, Ltd.	2,377	24,403
*Abhishek Industries, Ltd.	172,482	73,301
Adhunik Metaliks, Ltd.	54,118	129,979
Aditya Birla Nuvo, Ltd.	25,024	461,717
Ador Welding, Ltd.	8,088	39,484
*Advanta India, Ltd.	2,743	28,124
AGC Networks, Ltd.	132	683
Agro Tech Foods, Ltd.	39,674	279,813
AIA Engineering, Ltd.	41,778	389,668
Ajmera Realty & Infra India, Ltd.	33,510	191,618
Akzo Nobel India, Ltd.	50,985	998,829
Alembic, Ltd.	265,727	445,874
Allahabad Bank, Ltd.	141,663	790,511
Allcargo Global Logistics, Ltd.	2,424	7,952
Alok Industries, Ltd.	669,944	410,025
Alstom Projects India, Ltd.	31,063	531,207
Amara Raja Batteries, Ltd.	36,531	163,251
Amtek Auto, Ltd.	124,386	445,472
Anant Raj Industries, Ltd.	202,815	594,285
Andhra Bank	190,475	765,248
Ansal Properties & Infrastructure, Ltd.	196,315	385,641
Apollo Hospitals Enterprise, Ltd.	249,642	2,935,811
Apollo Tyres, Ltd.	663,125	1,070,335
Aptech, Ltd.	69,254	231,435
*Areva T&D India, Ltd.	110,817	734,850
*Arvind Mills, Ltd.	279,573	363,858
*Asahi India Glass, Ltd.	220,013	535,231
*Ashapura Minechem, Ltd.	62,965	72,205
Ashok Leyland, Ltd.	473,432	807,255
Asian Hotels East, Ltd.	13,104	123,592
Asian Hotels West, Ltd.	13,104	70,055
Asian Hotels, Ltd.	13,104	89,161
Aurobindo Pharma, Ltd.	108,294	2,879,248
Automotive Axles, Ltd.	19,185	224,690
Aventis Pharma, Ltd.	23,466	951,995
*Bajaj Electricals, Ltd.	42,264	258,639
Bajaj Finance, Ltd.	54,772	970,319
Bajaj Finserv, Ltd.	90,300	956,569
Bajaj Hindusthan, Ltd.	81,444	226,759
Bajaj Holdings & Investment, Ltd.	61,220	1,208,132
Balaji Telefilms, Ltd.	131,073	144,662
Balkrishna Industries, Ltd.	2,306	38,974

1236

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Ballarpur Industries, Ltd.	910,052	$823,035
Balmer Lawrie & Co., Ltd.	23,290	341,333
Balrampur Chini Mills, Ltd.	745,160	1,420,246
Bank of Maharashtra, Ltd.	437,791	768,806
Bannari Amman Sugars, Ltd.	15,919	311,603
*BASF India, Ltd.	7,345	110,785
Bata India, Ltd.	86,199	652,722
BEML, Ltd.	8,967	226,015
Bengal & Assam Co., Ltd.	3,943	33,388
Berger Paints India, Ltd.	531,407	1,212,445
BGR Energy Systems, Ltd.	46,890	794,903
Bharat Electronics, Ltd.	3,242	119,271
Bharat Forge, Ltd.	192,920	1,643,818
Bharati Shipyard, Ltd.	44,652	265,840
Bhushan Steel, Ltd.	391,545	4,382,078
Binani Cement, Ltd.	19,970	40,823
Biocon, Ltd.	56,399	524,191
Birla Corp., Ltd.	104,359	922,737
Bl Kashyap & Sons, Ltd.	9,220	7,488
Blue Dart Express, Ltd.	16,011	389,165
Blue Star, Ltd.	119,701	1,225,327
Bombay Burmah Trading Co.	10,000	117,766
Bombay Dyeing & Manufacturing Co., Ltd.	56,142	775,737
Bombay Rayon Fashions, Ltd.	78,213	386,634
Brigade Enterprises, Ltd.	19,335	58,934
Britannia Industries, Ltd.	151,875	1,423,801
Cadila Healthcare, Ltd.	109,401	1,726,007
Carborundum Universal, Ltd.	152,175	882,932
Central Bank of India	261,889	1,336,207
Centum Electronics, Ltd.	15,720	46,604
Century Enka, Ltd.	7,619	41,695
Century Plyboards India, Ltd.	137,796	212,884
Century Textiles & Industries, Ltd.	6,028	68,271
CESC, Ltd.	164,998	1,380,662
Chambal Fertilizers & Chemicals, Ltd.	539,201	976,356
*Chemplast Sanmar, Ltd.	79,745	15,875
Chennai Petroleum Corp., Ltd.	155,542	845,634
Cholamandalam Investment & Finance Co., Ltd.	71,956	292,666
City Union Bank, Ltd.	630,312	718,109
Clariant Chemicals (India), Ltd.	25,417	437,388
CMC, Ltd.	27,821	1,312,375
Core Projects & Technologies, Ltd.	63,381	410,570
Coromandel International, Ltd.	218,053	3,152,273
Corp. Bank	47,850	808,709
Crisil, Ltd.	10,145	1,406,462
Crompton Greaves, Ltd.	90,237	647,265
Cummins India, Ltd.	54,392	973,479
*Dalmia Bharat Enterprises, Ltd.	60,289	238,849
Dalmia Cement (Bharat), Ltd.	60,289	65,708
DCM Shriram Consolidated, Ltd.	258,455	271,457
Deccan Chronicle Holdings, Ltd.	65,585	190,639
Deepak Fertilizers & Petrochemicals Corp., Ltd.	143,664	576,194
*Development Credit Bank, Ltd.	102,463	160,274
Dewan Housing Finance Corp., Ltd.	97,731	686,370
Dhanalakshmi Bank, Ltd.	100,005	418,837
*Dish TV (India), Ltd.	422,780	535,036
Dishman Pharmaceuticals & Chemicals, Ltd.	109,719	451,935
Divi’s Laboratories, Ltd.	48,396	754,168
Dredging Corp. of India, Ltd.	1,727	20,158
E.I.D. - Parry (India), Ltd.	142,978	1,599,197
eClerx Services, Ltd.	11,129	150,997

1237

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Edelweiss Capital, Ltd.	294,950	$414,937
Eicher Motors, Ltd.	44,035	1,277,127
EIH, Ltd.	212,144	595,120
Elder Pharmaceuticals, Ltd.	41,972	376,441
Electrosteel Casings, Ltd.	384,060	359,232
Elgi Equipments, Ltd.	112,237	465,501
Era Infra Engineering, Ltd.	90,179	454,208
Esab India, Ltd.	26,438	334,778
Escorts, Ltd.	105,268	523,273
*Ess Dee Aluminium, Ltd.	10,956	116,320
*Essar Shipping Ports & Logistics, Ltd.	309,083	762,626
Essel Propack, Ltd.	229,455	267,705
Eveready Industries (India), Ltd.	108,836	167,893
Everest Kanto Cylinder, Ltd.	35,000	99,623
*Everonn Education, Ltd.	7,600	113,293
Exide Industries, Ltd.	923,744	3,223,812
FAG Bearings (India), Ltd.	26,817	556,576
FDC, Ltd.	245,896	574,324
Federal Bank, Ltd.	279,298	2,966,879
Financial Technologies (India), Ltd.	42,153	938,377
Finolex Cables, Ltd.	253,437	335,883
Finolex Industries, Ltd.	229,394	601,403
*Fortis Healthcare, Ltd.	71,508	258,495
*Fresenius Kabi Oncology, Ltd.	11,883	34,284
*Future Capital Holdings, Ltd.	16,270	88,250
*Future Mall Management, Ltd.	142	—
Gammon India, Ltd.	141,799	651,679
*Gammon Infrastructure Projects, Ltd.	50,558	26,350
*Ganesh Housing Corp., Ltd.	4,380	24,111
Gateway Distriparks, Ltd.	16,891	42,100
Geodesic, Ltd.	144,811	381,318
*Geojit BNP Paribas Financial Services, Ltd.	60,986	48,182
GHCL, Ltd.	159,986	172,328
*GIC Housing Finance, Ltd.	21,467	72,546
Gillette India, Ltd.	9,020	387,479
Gitanjali Gems, Ltd.	51,190	341,102
GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	2,784,045
Glenmark Pharmaceuticals, Ltd.	157,157	1,204,999
Godfrey Phillips India, Ltd.	2,778	106,172
Godrej Consumer Products, Ltd.	295,660	2,769,315
Godrej Industries, Ltd.	146,574	704,278
*Goetze (India), Ltd.	60,504	238,615
*Gokul Refoils & Solvent, Ltd.	32,178	70,821
Graphite India, Ltd.	221,802	467,881
Great Eastern Shipping Co., Ltd.	123,717	882,789
Great Offshore, Ltd.	42,090	356,922
Greaves Cotton, Ltd.	92,367	977,957
Grindwell Norton, Ltd.	18,171	94,209
Gruh Finance, Ltd.	21,586	199,707
*GTL Infrastructure, Ltd.	516,486	519,565
GTL, Ltd.	172,195	1,618,660
Gujarat Alkalies & Chemicals, Ltd.	135,835	399,804
Gujarat Ambuja Exports, Ltd.	180,510	172,665
Gujarat Fluorochemicals, Ltd.	145,154	604,005
Gujarat Gas Co., Ltd.	171,320	1,475,253
*Gujarat Industries Power Co., Ltd.	44,878	116,073
Gujarat Mineral Development Corp., Ltd.	19,959	60,808
Gujarat Narmada Valley Fertilizers Co., Ltd.	190,388	533,977
Gujarat State Fertilizers & Chemicals, Ltd.	97,061	786,596
Gujarat State Petronet, Ltd.	275,996	700,724
Gulf Oil Corp., Ltd.	16,535	47,637

1238

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*GVK Power & Infrastructure, Ltd.	1,143,587	$1,096,615
H.E.G., Ltd.	58,975	362,017
HCL Infosystems, Ltd.	280,963	718,684
*HeidelbergCement India, Ltd.	274,729	283,284
Hexaware Technologies, Ltd.	166,745	330,121
Hikal, Ltd.	17,498	168,009
*Himachal Futuristic Communications, Ltd.	705,174	171,696
Hinduja Global Solutions, Ltd.	36,075	315,689
Hinduja Ventures, Ltd.	36,075	362,992
Hindustan Construction Co., Ltd.	1,024,402	1,411,949
*Hindustan Dorr Oliver, Ltd.	32,328	95,295
Hindustan Oil Exploration Co., Ltd.	68,772	393,511
Hindustan Petroleum Corp, Ltd.	10,181	111,831
*Hitachi Home & Life Solutions India, Ltd.	3,997	26,974
Honeywell Automation India, Ltd.	6,781	390,194
Hotel Leelaventure, Ltd.	513,732	597,433
*Housing Development & Infrastructure, Ltd.	112,538	629,004
HSIL, Ltd.	69,904	220,725
HT Media, Ltd.	41,211	147,491
*IBN18 Broadcast , Ltd.	98,351	258,015
ICSA (India), Ltd.	8,443	24,683
IDBI Bank, Ltd.	245,091	998,289
IFCI, Ltd.	869,319	1,356,848
India Cements, Ltd.	148,839	371,851
India Infoline, Ltd.	282,536	741,358
Indiabulls Financial Services, Ltd.	394,273	1,964,911
*Indiabulls Real Estate, Ltd.	631,185	2,730,244
Indian Bank	116,452	768,499
Indian Hotels Co., Ltd.	640,595	1,445,329
Indian Overseas Bank	210,586	757,911
*Indo Rama Synthetics (India), Ltd.	136,867	208,404
Indoco Remedies, Ltd.	12,300	138,648
*Indraprastha Gas, Ltd.	52,999	392,354
IndusInd Bank, Ltd.	447,357	2,668,821
INEIS ABS India, Ltd.	23,441	199,680
Info Edge India, Ltd.	15,737	237,835
*Infomedia 18, Ltd.	59,475	34,888
Infotech Enterprises, Ltd.	174,836	640,355
ING Vysya Bank, Ltd.	21,126	191,687
Ipca Laboratories, Ltd.	163,730	1,200,734
IRB Infrastructure Developers, Ltd.	235,476	1,379,165
*IVRCL Assets & Holdings, Ltd.	42,772	107,922
IVRCL Infrastructures & Projects, Ltd.	493,562	1,663,788
J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	375,895
Jagran Prakashan, Ltd.	188,073	566,850
Jai Balaji Industries, Ltd.	13,224	93,170
Jain Irrigation Systems, Ltd.	556,840	2,916,727
*Jaiprakash Power Ventures, Ltd.	236,636	332,894
Jammu & Kashmir Bank, Ltd.	74,481	1,530,220
JBF Industries, Ltd.	99,101	477,857
*Jet Airways (India), Ltd.	15,491	283,511
*Jindal Drilling & Industries, Ltd.	15,564	195,340
Jindal Poly Films, Ltd.	58,808	832,534
Jindal Saw, Ltd.	367,590	1,800,473
*Jindal South West Holdings, Ltd.	5,008	225,494
JK Cement, Ltd.	900	3,527
JK Lakshmi Cement, Ltd.	17,485	24,243
JK Tyre & Industries, Ltd.	16,997	62,525
JM Financial, Ltd.	485,867	425,277
*JSL Stainless, Ltd.	207,228	570,128
Jubilant Organosys, Ltd.	91,504	649,243

1239

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Jyothy Laboratories, Ltd.	36,822	$228,648
Jyoti Structures, Ltd.	116,466	347,559
K.S.B. Pumps, Ltd.	15,895	180,294
Kalpataru Power Transmission, Ltd.	9,420	36,829
*Kansai Nerolac Paints, Ltd.	198	4,011
Karnataka Bank, Ltd.	198,190	824,732
Karur Vysya Bank, Ltd.	114,037	1,375,830
Karuturi Global, Ltd.	85,939	67,501
KEC International, Ltd.	50,258	549,809
Kesoram Industries, Ltd.	83,108	554,572
*Kingfisher Airlines, Ltd.	151,449	260,382
Kiri Dyes & Chemicals, Ltd.	8,514	114,986
Kirloskar Brothers, Ltd.	817	4,032
*Kirloskar Eng India, Ltd.	267,264	1,233,132
Kirloskar Industries, Ltd.	17,817	152,330
Koutons Retail India, Ltd.	6,600	15,014
KPIT Cummins Infosystems, Ltd.	107,009	378,399
KS Oils, Ltd.	254,017	327,965
*KSK Energy Ventures, Ltd.	75,248	282,732
*Lakshmi Energy & Foods, Ltd.	11,641	18,548
Lakshmi Machine Works, Ltd.	5,560	335,416
Lakshmi Vilas Bank, Ltd.	38,651	112,951
*Lanco Infratech, Ltd.	142,510	204,482
LIC Housing Finance, Ltd.	148,431	4,477,435
Madhucon Projects, Ltd.	1,879	6,227
Madras Cements, Ltd.	51,240	134,081
*Mahanagar Telephone Nigam, Ltd.	344,165	523,149
Maharashtra Scooters, Ltd.	4,550	42,618
Maharashtra Seamless, Ltd.	99,628	937,161
Mahindra & Mahindra Financial Services, Ltd.	68,277	1,133,420
Mahindra Lifespace Developers, Ltd.	56,900	609,401
Mangalam Cement, Ltd.	18,450	62,087
Mangalore Refinery & Petrochemicals, Ltd.	70,797	129,823
Marico, Ltd.	788,109	2,420,083
Mastek, Ltd.	59,764	276,142
*MAX India, Ltd.	261,485	934,156
*Maytas Infra, Ltd.	19,818	89,568
McLeod Russel India, Ltd.	45,525	236,314
*Megasoft, Ltd.	21,301	15,675
Mercator Lines, Ltd.	350,017	508,306
Merck, Ltd.	20,256	348,502
MindTree, Ltd.	4,544	52,309
*Monnet Ispat, Ltd.	67,091	903,749
Monsanto India, Ltd.	11,378	515,926
Moser Baer (India), Ltd.	372,370	543,857
Motherson Sumi Systems, Ltd.	628,155	2,602,517
*Motilal Oswal Financial Services, Ltd.	23,147	101,138
Mphasis, Ltd.	112,005	1,542,347
MPS, Ltd.	479	587
MRF, Ltd.	5,580	1,169,737
*Mukta Arts, Ltd.	672	757
Nagarjuna Construction Co., Ltd.	309,858	1,031,907
Nagarjuna Fertilizers & Chemicals, Ltd.	575,408	438,328
Nahar Capital & Financial Services, Ltd.	31,896	78,272
Nahar Poly Films, Ltd.	45,938	47,763
Nahar Spinning Mills, Ltd.	67,990	208,935
*Natco Pharma, Ltd.	8,524	52,068
Navneet Publications (India), Ltd.	169,970	233,945
NESCO, Ltd.	1,134	14,730
NIIT Technologies, Ltd.	114,330	562,867
NIIT, Ltd.	340,635	503,886

1240

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Nirma, Ltd.	77,849	$406,379
NOCIL, Ltd.	201,948	102,147
*Noida Toll Bridge Co., Ltd.	42,494	30,402
Nucleus Software Exports, Ltd.	42,062	119,856
OCL India, Ltd.	56,194	166,965
*OCL Iron & Steel, Ltd.	8,906	15,305
Omax Autos, Ltd.	17,939	24,334
*OMAXE, Ltd.	88,610	298,933
*OnMobile Global, Ltd.	15,514	116,873
Opto Circuits India, Ltd.	347,144	2,239,890
*Orbit Corp., Ltd.	99,256	259,748
Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	732,908
Orient Paper & Industries, Ltd.	238,530	316,298
Oriental Bank of Commerce	70,294	790,649
Panacea Biotec, Ltd.	104,341	470,433
Pantaloon Retail India, Ltd.	2,575	27,374
Pantaloon Retail India, Ltd. Class B	257	2,170
*Parsvnath Developers, Ltd.	86,774	130,400
Patel Engineering, Ltd.	73,297	601,627
Patni Computer Systems, Ltd.	88,721	922,083
Patni Computer Systems, Ltd. ADR	27,061	565,034
Peninsula Land, Ltd.	144,659	200,106
Petronet LNG, Ltd.	641,661	1,607,054
*Phillips Carbon Black, Ltd.	6,115	27,384
Pidilite Industries, Ltd.	856,406	2,790,293
Piramal Healthcare, Ltd.	103,288	1,111,282
Plethico Pharmaceuticals, Ltd.	2,391	21,201
Polaris Software Lab, Ltd.	125,423	458,843
Praj Industries, Ltd.	237,984	369,717
*Prakash Industries, Ltd.	35,972	116,959
Pratibha Industries, Ltd.	3,920	6,842
Pricol, Ltd.	86,536	50,678
Prism Cement, Ltd.	411,116	546,403
Proctor & Gamble Hygiene & Health Care, Ltd.	1,788	82,228
Provogue India, Ltd.	64,760	109,085
PSL, Ltd.	63,467	157,119
PTC India, Ltd.	323,705	978,888
Punj Lloyd, Ltd.	191,267	509,143
*PVP Ventures, Ltd.	43,697	11,689
Radico Khaitan, Ltd.	133,619	535,792
Rain Commodities, Ltd.	76,883	278,827
Rajesh Exports, Ltd.	92,871	247,477
Rallis India, Ltd.	29,653	976,129
*Rama Newsprint & Papers, Ltd.	69,017	30,537
*Raymond, Ltd.	98,113	956,982
Redington India, Ltd.	197,090	354,136
REI Agro, Ltd.	1,280,160	787,631
Rei Six Ten Retail, Ltd.	198,134	330,663
*Reliance Broadcast Network, Ltd.	66,472	146,704
Reliance Industrial Infrastructure, Ltd.	18,341	356,776
*Reliance MediaWorks, Ltd.	66,472	367,674
*Reliance Natural Resources, Ltd.	205,899	178,102
Rico Auto Industries, Ltd.	136,391	83,033
Rolta India, Ltd.	266,216	1,001,289
Ruchi Infrastructure, Ltd.	16,691	12,221
Ruchi Soya Industries, Ltd.	371,710	1,105,280
*S.Kumars Nationwide, Ltd.	189,044	346,751
*Sadbhav Engineering, Ltd.	1,367	44,617
Sanwaria Agro Oils, Ltd.	5,366	15,793
*Satyam Computer Services, Ltd.	492,385	875,644
SEAMEC, Ltd.	58,658	201,805

1241

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Shiv-Vani Oil & Gas Exploration Services, Ltd.	15,549	$149,549
Shopper’s Stop, Ltd.	14,272	222,518
Shree Ashtavinyak Cine Vision, Ltd.	836,026	758,841
Shree Cement, Ltd.	14,439	679,240
*Shree Renuka Sugars, Ltd.	698,043	1,423,658
Shriram EPC, Ltd.	1,917	10,655
Shriram Transport Finance Co., Ltd.	260,052	5,166,633
*Sicagen India, Ltd.	41,648	22,694
*Sical Logistics, Ltd.	4,846	6,878
Simplex Infrastructures, Ltd.	1,045	11,575
SKF India, Ltd.	68,494	896,656
Sobha Developers, Ltd.	73,316	595,930
Solar Industries India, Ltd.	1,432	17,099
Sona Koyo Steering Systems, Ltd.	233,120	105,700
Sonata Software, Ltd.	155,438	208,799
South Indian Bank, Ltd.	1,637,800	1,018,713
*Spice Mobility, Ltd.	31,348	87,931
SREI Infrastructure Finance, Ltd.	165,360	492,806
SRF, Ltd.	101,277	919,380
*State Bank of Bikaner & Jaipur	28,162	455,939
Sterling Biotech, Ltd.	413,088	1,014,611
Sterlite Technologies, Ltd.	478,470	893,721
Strides Arcolab, Ltd.	64,472	608,132
*Summit Securities, Ltd.	191	1,166
*Sun Pharma Advanced Research Co., Ltd.	237,935	496,486
Sun TV Network, Ltd.	29,505	330,953
Sundaram Finance, Ltd.	12,616	197,742
Sundaram-Clayton, Ltd.	7,780	40,380
Sundram Fastners, Ltd.	365,122	519,410
Supreme Industries, Ltd.	111,325	363,762
Supreme Petrochem, Ltd.	144,830	217,359
Swaraj Engines, Ltd.	3,100	32,737
Syndicate Bank	375,000	1,175,784
Taj GVK Hotels & Resorts, Ltd.	83,666	287,089
Tamilnadu Newsprint & Papers, Ltd.	4,775	16,424
Tata Chemicals, Ltd.	40,145	353,177
#*Tata Communications, Ltd. ADR	59,097	822,630
Tata Elxsi, Ltd.	51,574	322,730
Tata Investment Corp., Ltd.	44,578	582,423
*Tata Metaliks, Ltd.	10,815	33,030
Tata Tea, Ltd.	636,272	1,785,808
*Tata Teleservices Maharashtra, Ltd.	893,799	454,340
*TCI Developers	452	2,137
Tech Mahindra, Ltd.	86,138	1,413,274
*Teledata Marine Solutions, Ltd.	152,395	117,491
*Teledata Technology Solutions, Ltd.	152,395	3,433
*Television Eighteen India, Ltd.	80,069	155,937
TexmaCo., Ltd.	155,901	569,393
Thermax India, Ltd.	48,315	942,930
Thomas Cook India, Ltd.	134,500	202,357
Time Technoplast, Ltd.	10,176	13,917
*Timken India, Ltd.	13,298	57,772
Titagarh Wagons, Ltd.	3,380	37,734
Titan Industries, Ltd.	14,800	1,184,029
Torrent Pharmaceuticals, Ltd.	116,854	1,457,606
*Torrent Power, Ltd.	20,643	135,959
Transport Corp of India, Ltd.	9,043	25,031
Trent, Ltd.	18,895	431,850
*Trent, Ltd. Series A	4,198	87,409
*Trent, Ltd. Series B	4,198	85,188
Triveni Engineering & Industries, Ltd.	73,505	198,590

1242

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
TTK Prestige, Ltd.	6,329	$199,003
Tube Investments of India	290,925	991,708
*Tulip IT Services, Ltd.	62,690	252,794
TVS Motor Co., Ltd.	236,225	389,324
UCO Bank	483,746	1,373,539
Uflex, Ltd.	8,623	58,964
*Ultratech Cement, Ltd.	28,174	696,299
Unichem Laboratories, Ltd.	130,867	670,220
Union Bank of India	87,222	744,280
United Phosphorus, Ltd.	323,860	1,456,566
Unity Infraprojects, Ltd.	6,483	15,394
Usha Martin, Ltd.	433,015	846,597
*UTV Software Communications, Ltd.	21,157	274,222
Vardhman Textiles, Ltd.	76,291	580,184
Varun Shipping Co., Ltd.	213,797	198,441
*Venky’s India, Ltd.	5,976	112,369
Vesuvius India, Ltd.	1,802	12,097
Videocon Industries, Ltd.	76,102	434,729
Vijaya Bank	191,841	460,742
VIP Industries, Ltd.	29,886	397,939
Voltamp Transformers, Ltd.	1,617	31,946
Voltas, Ltd.	191,692	1,060,854
WABCO-TVS (India), Ltd.	6,749	169,926
*Walchandnagar Industries, Ltd.	3,744	17,323
Welspun Corp., Ltd.	292,491	1,644,502
*Welspun Global Brands, Ltd.	9,265	4,380
Welspun India, Ltd.	92,659	139,993
*Welspun Investments & Commercials, Ltd.	4,632	14,900
*Wockhardt, Ltd.	52,983	352,589
Wyeth, Ltd.	37,441	676,524
Yes Bank, Ltd.	160,036	1,298,027
Zee Entertainment Enterprises, Ltd.	228,916	1,431,949
*Zee Learn, Ltd.	57,229	6,699
*Zee News, Ltd.	31,443	10,713
Zensar Technologies, Ltd.	82,234	284,285
Zuari Industries, Ltd.	42,970	801,844
Zydus Wellness, Ltd.	17,414	210,001

TOTAL INDIA		248,381,265

INDONESIA — (3.7%)
*PT Agis Tbk	3,447,500	65,779
PT AKR Corporindo Tbk	3,284,700	555,663
PT Aneka Tambang Tbk	9,009,500	2,580,959
PT Asahimas Flat Glass Tbk	983,000	694,666
*PT Bakrie & Brothers Tbk	115,240,500	698,599
PT Bakrie Sumatera Plantations Tbk	22,528,500	977,590
*PT Bakrie Telecom Tbk	41,178,000	1,110,575
PT Bakrieland Development Tbk	59,737,250	1,061,351
PT Bank Bukopin Tbk	6,092,000	476,841
PT Bank Negara Indonesia Persero Tbk	3,000,000	1,311,700
*PT Bank Pan Indonesia Tbk	26,697,875	3,348,782
*PT Bank Tabungan Pensiunan Nasional Tbk	53,500	77,839
*PT Barito Pacific Tbk	7,324,500	1,043,426
*PT Bayan Resources Tbk	272,500	384,360
*PT Berlian Laju Tanker Tbk	25,697,866	1,110,007
*PT Bhakti Investama Tbk	87,247,400	1,256,674
*PT Bisi International Tbk	4,366,500	1,152,538
PT Budi Acid Jaya Tbk	5,947,000	142,575
PT Bumi Serpong Damai Tbk	9,064,500	854,173
*PT Central Proteinaprima Tbk	21,920,000	129,987
PT Charoen Pokphand Indonesia Tbk	6,835,500	6,559,173

1243

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Ciputra Development Tbk	15,068,000	$712,054
*PT Ciputra Surya Tbk	1,642,000	129,236
PT Citra Marga Nusaphala Persada Tbk	6,948,000	1,173,473
PT Clipan Finance Indonesia Tbk	1,482,000	68,261
*PT Darma Henwa Tbk	26,124,100	226,412
*PT Davomas Adabi Tbk	41,920,000	370,877
*PT Delta Dunia Makmur Tbk	12,220,000	1,468,836
PT Dynaplast Tbk	1,038,000	326,128
PT Elnusa Tbk	4,609,500	173,418
*PT Energi Mega Persada Tbk	57,249,000	760,120
PT Ever Shine Textile Tbk	4,029,640	40,804
PT Gajah Tunggal Tbk	2,681,500	699,814
PT Global Mediacom Tbk	20,618,500	1,146,371
PT Gozco Plantations Tbk	6,714,000	323,866
*PT Hanson International Tbk	5,038,000	108,229
*PT Hero Supermarket Tbk	33,000	15,508
PT Hexindo Adiperkasa Tbk	745,500	543,371
*PT Holcim Indonesia Tbk	9,852,500	2,571,847
*PT Indah Kiat Pulp & Paper Corp. Tbk	6,258,000	1,456,381
PT Indika Energy Tbk	2,819,500	1,155,378
PT Indo Tambangraya Megah Tbk	45,000	228,198
PT Indofood Sukses Makmur Tbk	5,718,500	3,335,160
*PT Indo-Rama Synthetics Tbk	485,000	49,044
PT Indosat Tbk ADR	2,700	88,938
*PT Intiland Development Tbk	9,462,332	541,401
PT Japfa Comfeed Indonesia Tbk	590,000	208,478
PT Jasa Marga Tbk	5,417,500	2,277,035
PT Jaya Real Property Tbk	1,967,500	331,047
PT Kalbe Farma Tbk	14,904,238	4,476,715
*PT Kawasan Industri Jababeka Tbk	76,055,000	1,144,053
*PT Keramika Indonesia Assosiasi Tbk	100,000	1,200
*PT Lippo Karawaci Tbk	35,036,250	2,431,727
PT Matahari Putra Prima Tbk	3,652,000	575,383
PT Mayorah Indah Tbk	2,187,000	2,957,016
PT Medco Energi Internasional Tbk	3,846,500	1,761,931
*PT Mitra Adiperkasa Tbk	3,015,000	860,450
*PT Mitra International Resources Tbk	6,855,000	184,687
*PT Modern International Tbk	40,000	8,697
*PT Pakuwon Jati Tbk	9,159,000	965,614
*PT Panasia Indosyntec Tbk	79,000	2,077
*PT Panin Financial Tbk	26,747,500	584,782
*PT Panin Insurance Tbk	6,609,000	407,725
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,475,500	1,939,262
*PT Pioneerindo Gourmet International Tbk	29,000	714
*PT Polaris Investama Tbk	2,730,500	315,073
*PT Polychem Indonesia Tbk	4,228,000	97,113
*PT Prasidha Aneka Niaga Tbk	84,000	987
PT Ramayana Lestari Sentosa Tbk	14,295,000	1,458,229
PT Sampoerna Agro Tbk	2,026,500	682,275
*PT Samudera Indonesia Tbk	223,000	104,514
PT Selamat Sempurna Tbk	3,625,000	422,277
*PT Sentul City Tbk	25,618,000	336,096
PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	625,536
PT Sorini Agro Asia Corporindo Tbk	917,500	316,052
*PT Sumalindo Lestari Jaya Tbk	250	4
PT Summarecon Agung Tbk	16,534,532	2,098,443
*PT Sunson Textile Manufacturer Tbk	2,325,500	54,641
*PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	1,119
*PT Surya Citra Media Tbk	48,500	17,850
*PT Surya Dumai Industri Tbk	3,298,500	—
*PT Suryainti Permata Tbk	7,252,000	72,216

1244

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Suryamas Dutamakmur Tbk	125,000	$1,329
*PT Texmaco Jaya Tbk	93,000	30,696
PT Timah Tbk	8,795,000	2,815,672
PT Trada Maritime Tbk	2,882,000	193,785
PT Trias Sentosa Tbk	38,725,600	1,001,667
PT Trimegah Sec Tbk	9,961,000	131,473
*PT Truba Alam Manunggal Engineering Tbk	14,653,000	136,934
PT Tunas Ridean Tbk	13,838,000	1,210,490
*PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	74,180
PT Unggul Indah Cahaya Tbk	48,239	11,065
PT Wijaya Karya Tbk	5,193,000	420,148

TOTAL INDONESIA		77,054,839

ISRAEL — (0.0%)
Alony Hetz Properties & Investments, Ltd.	1	3
*Beit Shemesh Engines Holdings, Ltd.	—	—
Delta-Galil Industries, Ltd.	1	6
*Electra Real Estate, Ltd.	1	7
*Feuchtwanger Investments, Ltd.	4,200	14
Formula Systems, Ltd.	—	2
*Formula Vision Technologies, Ltd.	1	—
*Jerusalem Oil Exploration	—	5
*Knafaim Arkia Holdings, Ltd.	25,078	138,435
*Metis Capital, Ltd.	919	3,185
*Mivtach Shamir Holdings, Ltd.	15,288	474,767
*Naphtha Israel Petroleum Corp., Ltd.	1	5
Osem Investments, Ltd.	1	10
Scailex Corp, Ltd.	9,002	174,293
Super-Sol, Ltd. Series B	—	3

TOTAL ISRAEL		790,735

MALAYSIA — (5.0%)
*A&M Realty Berhad	130,000	23,699
Acoustech Berhad	156,200	38,903
*Adventa Berhad	39,900	30,910
Aeon Co. Berhad	974,200	1,728,461
Alam Maritim Resources Berhad	88,500	31,844
Al-’Aqar KPJ REIT Berhad	75,371	28,599
*Amcorp Properties Berhad	716,033	97,966
Amway (Malaysia) Holdings Berhad	396,700	1,028,034
Ancom Berhad	400,500	66,326
Ann Joo Resources Berhad	981,750	944,437
*Anson Perdana Berhad	10,000	145
APM Automotive Holdings Berhad	250,400	420,651
*Asas Dunia Berhad	137,000	40,759
*Asia Pacific Land Berhad	1,888,600	228,317
Bandar Raya Developments Berhad	1,190,200	919,552
*Berjaya Assets Berhad	684,000	154,297
Berjaya Corp. Berhad	1,888,000	657,143
Berjaya Land Berhad	3,734,000	1,407,095
*Berjaya Media Berhad	104,800	17,291
*Berjaya Retail Berhad	188,800	25,788
Bimb Holdings Berhad	926,600	360,539
Bintulu Port Holdings Berhad	23,400	51,421
Bolton Berhad	674,600	245,153
*Boustead Heavy Industries Corp. Berhad	65,800	92,557
Boustead Holdings Berhad	706,520	1,277,613
Cahya Mata Sarawak Berhad	823,600	716,132
Carlsberg Brewery Malaysia Berhad	655,600	1,137,517
CB Industrial Product Holding Berhad	127,400	141,415
Chemical Co. of Malaysia Berhad	472,600	306,278

1245

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Chin Teck Plantations Berhad	33,000	$91,827
*Coastal Contracts Berhad	285,600	208,852
CSC Steel Holdings Berhad	508,200	307,158
Cycle & Carriage Bintang Berhad	15,000	23,524
*Datuk Keramik Holdings Berhad	24,000	—
*Dayang Enterprise Holdings Berhad	90,900	75,812
Dialog Group Berhad	6,956,692	2,911,867
Dijaya Corp. Berhad	199,600	68,702
DNP Holdings Berhad	544,400	318,639
DRB-Hicom Berhad	3,111,600	1,201,152
Dutch Lady Milk Industries Berhad	125,700	724,601
*Eastern & Oriental Berhad	1,630,400	599,205
Eastern Pacific Industrial Corp. Berhad	218,100	141,082
ECM Libra Avenue Berhad	1,623,407	377,708
Encorp Berhad	196,700	62,508
Eng Kah Corp. Berhad	32,000	27,258
Esso Malaysia Berhad	420,600	391,170
Evergreen Fibreboard Berhad	475,000	227,875
Faber Group Berhad	607,300	569,058
Far East Holdings Berhad	61,500	136,493
*Fountain View Development Berhad	808,200	—
Fraser & Neave Holdings Berhad	310,900	1,448,121
General Corp. Berhad	225,100	116,412
George Kent (Malaysia) Berhad	34,200	13,650
*GHL Systems Berhad	1	—
Globetronics Technology Berhad	517,560	196,451
Glomac Berhad	370,200	190,737
*Gold Is Berhad	524,250	207,185
*Golden Plus Holdings Berhad	216,000	72,891
Grand United Holdings Berhad	787,000	300,918
*Green Packet Berhad	832,600	241,375
Guiness Anchor Berhad	787,900	2,197,819
*GuocoLand (Malaysia) Berhad	1,359,800	555,789
Hai-O Enterprise Berhad	357,180	353,252
Hap Seng Consolidated Berhad	1,015,900	1,306,780
Hap Seng Plantations Holdings Berhad	47,200	41,537
Hartalega Holdings Berhad	224,250	394,493
*HLG Capital Berhad	90,000	33,944
Hock Seng Lee Berhad	1,010,300	614,422
Hong Leong Industries Berhad	605,900	992,519
*Hovid Berhad	1,803,300	107,292
Hubline Berhad	1,129,100	59,889
Hunza Properties Berhad	446,200	234,011
Hwang-DBS (Malaysia) Berhad	293,200	189,299
IGB Corp. Berhad	1,535,500	988,820
IJM Land Berhad	1,807,400	1,611,016
IJM Plantations Berhad	1,188,700	1,071,443
*Insas Berhad	1,707,888	296,976
Integrated Logistics Berhad	571,515	174,329
*Jaks Resources Berhad	800,700	192,406
*Jaya Tiasa Holdings Berhad	436,390	547,669
Jerneh Asia Berhad	92,100	91,944
JT International Berhad	550,600	1,042,669
K & N Kenanga Holdings Berhad	762,300	182,908
*Karambunai Corp. Berhad	3,120,500	225,459
Keck Seng (Malaysia) Berhad	552,100	1,053,428
Kencana Petroleum Berhad	2,208,964	1,358,749
KFC Holdings (Malaysia) Berhad	2,239,200	2,605,980
Kian Joo Can Factory Berhad	1,091,080	564,248
Kim Loong Resources Berhad	221,760	175,068
Kinsteel Berhad	1,360,700	442,658

1246

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
KLCC Property Holdings Berhad	641,000	$679,537
*KNM Group Berhad	7,649,400	1,179,695
Kossan Rubber Industries Berhad	496,800	498,503
KPJ Healthcare Berhad	819,250	978,197
KrisAssets Holdings Berhad	88,863	100,137
KSL Holdings Berhad	649,266	341,046
Kub Malaysia Berhad	1,353,500	227,096
Kuchai Development Berhad	38,100	18,965
Kulim Malaysia Berhad	536,050	1,670,054
*Kumpulan Europlus Berhad	900,100	285,069
*Kumpulan Hartanah Selangor Berhad	708,600	102,527
Kumpulan Perangsang Selangor Berhad	468,700	220,054
*Kurnia Asia Berhad	2,485,800	328,273
Kwantas Corp. Berhad	343,600	199,499
Landmarks Berhad	923,400	392,674
*Latexx Partners Berhad	17,300	16,045
*LBS Bina Group Berhad	161,800	31,556
Leader Universal Holdings Berhad	1,018,700	295,432
Leong Hup Holdings Berhad	397,700	207,534
Lingkaran Trans Kota Holdings Berhad	915,600	1,043,658
*Lion Corp. Berhad	616,300	58,561
Lion Diversified Holdings Berhad	615,900	105,219
Lion Industries Corp. Berhad	1,598,100	1,019,685
LPI Capital Berhad.	13,280	48,907
*MAA Holdings Berhad	346,666	70,887
*Mah Sing Group Berhad	717,140	435,217
*Malayan United Industries Berhad (6556756)	176,957	11,659
*Malayan United Industries Berhad (B4TWFT8)	23,219	1,231
*Malaysia Aica Berhad	48,200	7,767
Malaysia Building Society Berhad	185,400	93,783
Malaysian Bulk Carriers Berhad	115,900	111,431
Malaysian Mosaics Berhad	71,460	52,652
Malaysian Pacific Industries Berhad	339,500	633,914
Malaysian Resources Corp. Berhad	3,446,649	2,309,098
*Mancon Berhad	12,000	3,355
Manulife Holdings Berhad	100,800	104,125
Marco Holdings Berhad	2,815,400	126,390
MBM Resources Berhad	322,366	320,592
Media Prima Berhad	2,162,403	1,540,258
Mega First Corp. Berhad	361,600	208,826
*MEMS Technology Berhad	1,917,000	36,966
*Metro Kajang Holdings Berhad	145,845	65,133
*Minho (Malaysia) Berhad	181,100	22,989
*MK Land Holdings Berhad	862,700	107,062
*MNRB Holdings Berhad	497,100	446,451
MTD ACPI Engineering Berhad	541,000	99,199
Mudajaya Group Berhad	413,000	569,483
Muhibbah Engineering Berhad	864,250	286,787
*Mulpha International Berhad	4,552,600	688,095
Multi-Purpose Holdings Berhad	502,700	349,416
Naim Holdings Berhad	622,300	725,525
*Narra Industries Berhad	16,000	3,174
NCB Holdings Berhad	1,147,200	1,344,890
*Nikko Electronics Berhad	36,600	118
Notion VTEC Berhad	388,220	211,086
NTPM Holdings Berhad	1,203,180	222,528
NV Multi Corp. Berhad	430,900	102,345
*NWP Holdings Berhad	112,000	5,399
*Nylex (Malaysia) Berhad	450,383	107,806
OKS Property Holdings Berhad	206,835	44,625
Oriental Holdings Berhad	55,400	93,486

1247

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
OSK Holdings Berhad	2,159,288	$1,057,791
P.I.E. Industrial Berhad	140,100	183,806
*Pan Malaysia Cement Works Berhad	646,600	27,962
*Pan Malaysian Industries Berhad	1,129,000	20,088
Panasonic Manufacturing Malaysia Berhad	157,184	924,015
*Panglobal Berhad	14,000	8,504
Paramount Corp. Berhad	24,000	37,597
PBA Holdings Berhad	274,100	87,710
Pelikan International Corp. Berhad	899,340	361,867
*Perisai Petroleum Teknologi Berhad	454,000	79,613
PJ Development Holdings Berhad	1,070,900	291,186
POS Malaysia Berhad	672,600	700,875
*Prime Utilities Berhad	3,000	87
Protasco Berhad	575,600	192,446
Proton Holdings Berhad	1,404,700	2,225,622
Puncak Niaga Holding Berhad	685,020	624,629
QL Resources Berhad	807,660	1,408,063
QSR Brands Berhad	148,433	251,747
*Ramunia Holdings Berhad	697,287	89,893
Ranhill Berhad	98,000	24,869
RCE Capital Berhad	1,023,900	203,100
*Rekapacific Berhad	55,000	—
*RGB International Berhad	100,000	1,924
Salcon Berhad	702,400	161,777
SapuraCrest Petroleum Berhad	1,649,700	1,328,259
Sarawak Oil Palms Berhad	179,660	201,477
Scientex, Inc. Berhad	344,862	203,916
*Scomi Group Berhad	2,596,100	347,496
Selangor Dredging Berhad	1,118,200	301,833
Shangri-La Hotels (Malaysia) Berhad	171,200	156,442
SHL Consolidated Berhad	277,400	116,251
*Sino Hua-An International Berhad	423,700	51,188
*South East Asia Lumber, Inc. Berhad	618,000	93,095
Southern Acids (Malaysia) Berhad	41,000	37,291
*SPK Sentosa Corp. Berhad	239,000	29,121
*SRI Hartemas Berhad	65,000	—
Star Publications (Malaysia) Berhad	613,700	815,053
Subur Tiasa Holdings Berhad	386,085	272,704
Sunrise Berhad	836,008	613,465
Sunway City Berhad	764,300	989,342
Sunway Holdings Berhad	1,046,000	670,171
Supermax Corp. Berhad	825,500	1,196,698
Suria Capital Holdings Berhad	672,800	400,680
Symphony House Berhad	140,000	10,185
Ta Ann Holdings Berhad	491,256	726,355
TA Enterprise Berhad	4,878,900	1,155,808
TA Global Berhad (B3X17H6)	2,927,340	437,497
*TA Global Berhad (B4LM6X7)	2,927,340	357,791
Tahp Group Berhad	4,000	6,007
*Talam Corp. Berhad	783,450	23,915
*Tamco Corp. Holdings Berhad	38,025	672
Tan Chong Motor Holdings Berhad	1,344,900	2,449,581
TDM Berhad	355,500	278,487
*Tebrau Teguh Berhad	1,016,400	252,313
Thong Guan Industries Berhad	215,100	69,382
*Three-A Resources Berhad	430,600	241,123
*Time Dotcom Berhad	3,125,200	720,225
Titan Chemicals Corp. Berhad	1,293,000	960,106
Top Glove Corp. Berhad	765,760	1,355,020
Tradewinds (Malaysia) Berhad	384,000	497,591
*Tradewinds Corp. Berhad	121,600	35,140

1248

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
TRC Synergy Berhad	64,800	$27,844
UAC Berhad	44,715	52,517
Uchi Technologies Berhad	658,800	286,230
Unico-Desa Plantations Berhad	1,853,775	644,376
Unisem (Malaysia) Berhad	1,267,890	761,321
United Malacca Rubber Estates Berhad	391,050	905,657
United Malayan Land Berhad	13,000	7,182
United Plantations Berhad	508,900	2,794,688
VS Industry Berhad	427,326	220,154
Wah Seong Corp. Berhad	1,166,893	818,965
WCT Berhad	2,291,900	2,275,864
WTK Holdings Berhad	1,165,000	450,504
Yeo Hiap Seng (Malaysia) Berhad	56,760	27,243
YTL Cement Berhad	54,800	82,449
*YTL e-Solutions Berhad	3,485,600	1,591,617
*YTL Land & Development Berhad	77,900	36,606
Yu Neh Huat Berhad	824,198	477,538
*Zelan Berhad	1,373,400	307,652
Zhulian Corp Berhad	256,533	153,532

TOTAL MALAYSIA		103,078,350

MEXICO — (3.8%)
Alsea de Mexico S.A.B. de C.V.	511,600	519,969
#*Axtel S.A.B. de C.V.	1,196,346	711,142
#Banco Compartamos S.A. de C.V.	612,400	4,314,772
#Bolsa Mexicana de Valores S.A. de C.V.	626,908	1,138,771
*Carso Infraestructura y Construccion S.A.B. de C.V.	1,608,100	1,078,318
#*Cia Minera Autlan S.A.B. de C.V.	198,900	439,584
Consorcio ARA S.A.B. de C.V.	731,800	465,228
*Consorcio Hogar S.A.B. de C.V. Series B	76,793	57,091
*Controladora Comercial Mexicana S.A.B. de C.V. Series B	1,400	1,518
#*Corporacion GEO S.A.B. de C.V. Series B	1,330,000	4,222,222
#*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	489,986
*Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	460
Corporacion Moctezuma S.A.B. de C.V.	858,200	2,206,661
Corporativo Fragua S.A.B. de C.V. Series B	31	301
#*Desarrolladora Homex S.A.B. de C.V.	576,300	3,225,002
*Dine S.A.B. de C.V.	196,367	95,416
#Embotelladora Arca S.A.B. de C.V.	1,909,100	7,885,010
*Empaques Ponderosa S.A. de C.V. Series B	206,000	15,015
#*Empresas ICA S.A.B. de C.V.	655,818	1,729,303
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	7,183,948
#Financiera Independencia S.A.B de C.V.	290,818	281,209
GBM Grupo Bursatil Mexicano SAB de CV Casa de Bolsa	29,028	11,637
#*Genomma Lab Internacional S.A. de C.V.	741,772	1,603,929
*Gruma S.A.B. de C.V. ADR	33,070	259,600
#*Gruma S.A.B. de C.V. Series B	1,253,434	2,484,942
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	393,000	740,615
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	650,300	2,413,609
#Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	13,400	496,872
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	150,700	757,894
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	3,150,000
*Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	2,632,381
Grupo Continental S.A.B. de C.V.	3,036,559	8,557,844
#*Grupo Famsa S.A.B. de C.V.	207,500	299,117
Grupo Herdez S.A.B. de C.V.	198,100	306,423
Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	605,871
*Grupo Industrial Saltillo S.A.B. de C.V.	243,300	231,320
Grupo Kuo S.A.B. de C.V. Series B	222,767	319,321
*Grupo Nutrisa S.A. de C.V.	188	589
Grupo Posadas S.A. de C.V. Series L	199,000	262,690

1249

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MEXICO — (Continued)
*Grupo Qumma S.A. de C.V. Series B	105,334	$1,535
#*Grupo Simec S.A. de C.V.	171,304	413,138
#*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.	644,700	836,418
#Industrias Bachoco S.A.B. de C.V. Series B	152,000	272,660
#*Industrias CH S.A.B. de C.V. Series B	1,172,808	4,226,592
*Maxcom Telecomunicaciones S.A.B. de C.V.	161,444	82,892
#*Megacable Holdings S.A.B. de C.V.	24,400	62,245
Mexichem S.A.B. de C.V.	448,983	1,418,798
#*Promotora y Operadora de Infraestructura S.A. de C.V.	465,510	1,507,969
*Sanluis Corporacion S.A. de C.V. Series A	3,300	494
*Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	1,496
*Sanluis Rassini Series A	3,300	—
*Sanluis Rassini Series B	4,642	—
*Sanluis Rassini Series C	4,642	—
*Sare Holding S.A.B. de C.V.	271,300	69,209
*Savia S.A. de C.V.	610,700	39,566
#TV Azteca S.A.B. de C.V. Series A	6,581,300	4,940,772
*Urbi Desarrollos Urbanos S.A.B. de C.V.	1,041,700	2,211,124
*Vitro S.A.B. de C.V.	736,702	746,964

TOTAL MEXICO		78,027,452

PHILIPPINES — (2.3%)
A. Soriano Corp.	3,430,211	245,600
Aboitiz Equity Ventures, Inc.	6,767,000	5,276,577
Alaska Milk Corp.	1,404,000	424,567
Alsons Consolidated Resources, Inc.	2,656,000	87,241
*Atlas Consolidated Mining & Development Corp.	1,090,000	455,841
*Belle Corp.	12,216,000	667,607
Cebu Holdings, Inc.	2,284,000	127,467
China Banking Corp.	19,434	202,036
*Digital Telecommunications Phils., Inc.	15,152,200	552,935
DMCI Holdings, Inc.	2,912,700	2,588,343
Energy Development Corp.	19,974,000	2,787,579
Filinvest Development Corp.	11,428,000	1,362,628
Filinvest Land, Inc.	72,127,577	2,315,944
*First Gen Corp.	3,103,800	982,894
First Philippines Holdings Corp.	1,527,600	2,377,695
Ginebra San Miguel, Inc.	999,000	654,458
Globe Telecom, Inc.	4,260	89,149
House of Investments, Inc.	692,000	51,790
International Container Terminal Services, Inc.	2,700,000	2,701,507
*Ionics, Inc.	769,825	22,396
Jollibee Foods Corp.	1,101,000	2,267,859
*Lepanto Consolidated Mining Co. Series B	2,970,000	25,550
*Lopez Holdings Corp.	7,752,000	1,009,535
*Mabuhay Holdings Corp.	516,000	5,063
Macroasia Corp.	447,500	34,225
*Manila Jockey Club, Inc.	163,277	14,422
*Manila Mining Corp.	167,962,500	85,711
Manila Water Co, Inc.	2,078,000	901,202
Megaworld Corp.	29,657,000	1,765,844
Metro Bank & Trust Co.	21,400	38,914
*Metro Pacific Corp. Series A	1,827,193	88,344
*Paxys, Inc.	1,757,280	71,511
*Pepsi-Cola Products Philippines, Inc.	2,981,000	180,981
Philex Mining Corp.	2,554,900	830,296
*Philippine Bank of Communications	14,726	8,643
*Philippine National Bank	1,006,375	1,660,278
*Philippine National Construction Corp.	173,000	19,705
Philippine Savings Bank	356,863	524,327
Philippine Stock Exchange, Inc.	23,180	212,404

1250

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
*Philippine Townships, Inc.	318,732	$35,192
PhilWeb Corp.	725,700	251,737
Phinma Corp.	135,549	34,653
Republic Glass Holding Corp.	507,500	22,414
RFM Corp.	8,590,268	379,998
Rizal Commercial Banking Corp.	866,100	563,688
Robinson’s Land Corp. Series B	4,503,070	1,776,615
Security Bank Corp.	708,642	1,384,628
Semirara Mining Corp.	320,280	1,278,733
Shang Properties, Inc.	1,759,970	72,373
SM Development Corp.	13,886,790	2,866,550
Union Bank of Philippines	308,300	436,428
*Universal Rightfield Property Holdings, Inc.	1,062,000	691
Universal Robina Corp.	3,594,015	3,634,966
*Victorias Milling Co., Inc.	139,680	2,825
Vista Land & Lifescapes, Inc.	8,197,700	629,740
*Yehey! Corp.	29,670	—

TOTAL PHILIPPINES		47,090,299

POLAND — (2.2%)
Agora SA	156,140	1,531,437
*Alchemia SA	90,687	235,520
*Amica Wronki SA	20,213	362,774
*AmRest Holdings SA	17,888	488,528
Apator SA	30,999	195,708
Asseco Poland SA	814	15,045
*ATM SA	57,593	183,745
*Bank Millennium SA	892,727	1,583,210
*Bank Przemyslowo Handlowy BPH SA	18,428	391,727
*Barlinek SA	167,481	270,603
*Bioton SA	7,909,195	528,409
*BOMI SA	75,466	282,708
*Boryszew SA	577,466	404,602
Budimex SA	42,196	1,553,040
*Cersanit SA	122,234	480,316
*Cersanit-Krasnystaw SA	244,468	976,654
*Ciech SA	47,394	323,804
*ComArch SA	7,855	220,467
Cyfrowy Polsat SA	75,325	370,044
Debica SA	29,862	659,670
Decora SA	9,066	54,163
Dom Development SA	8,374	137,846
*Dom Maklerski IDM SA	338,502	420,102
*Echo Investment SA	1,181,980	2,195,396
Elektrobudowa SA	8,568	528,187
*Elstar Oils SA	26,132	39,139
Emperia Holding SA	29,617	1,016,726
*Energomontaz Poludnie SA	87,722	116,903
Eurocash SA	190,324	1,745,490
Fabryki Mebli Forte SA	48,823	236,525
*Famur SA	195,168	161,573
*Farmacol SA	50,868	754,394
*Ferrum SA	309	1,284
*Gant Development SA	27,439	189,523
*Gastel Zurawie SA	86,145	42,275
Grupa Kety SA	39,137	1,624,871
*Hydrobudowa Polska SA	269,342	311,705
*Impexmetal SA	414,860	603,339
*Inter Cars SA	12,178	296,170
*JW Construction Holding SA	33,866	199,731
*Koelner SA	15,481	78,761

1251

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Kredyt Bank SA	74,420	$391,213
*LC Corp. SA	605,897	350,227
*Lentex SA	24,214	220,834
LPP SA	1,751	1,192,422
*MCI Management SA	71,699	205,935
*MNI SA	253,024	287,784
*Mondi Packaging Paper Swiecie SA	42,039	1,156,718
*Mostostal Siedlce SA	1,216,340	1,770,802
Mostostal Warszawa SA	37,200	886,752
*Mostostal Zabrze Holding SA	253,701	311,176
*Multimedia Polska SA	233,814	795,563
*Netia Holdings SA	670,005	1,303,804
*NFI Empik Media & Fashion SA	72,905	508,418
NG2 SA	64,565	1,400,072
*Noble Bank SA	94,588	170,373
*Orbis SA	130,535	1,899,210
PBG SA	22,212	1,690,728
*Pekaes SA	24,538	72,950
*Petrolinvest SA	10,368	37,714
*Pfleiderer Grajewo SA	1,555	6,033
*Pol-Aqua SA	9,465	55,421
*Polish Energy Partners SA	34,406	398,123
Polnord SA	39,675	516,206
*Polska Grupa Farmaceutyczna SA	34,417	574,993
*Polski Koncern Miesny Duda SA	371,690	211,215
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	30,753	194,077
Qumak-Sekom SA	3,881	19,007
Raciborska Fabryka Kotlow SA	215,305	906,167
Sniezka SA	5,612	80,407
*Stalexport SA	571,434	276,397
Stalprodukt SA	9,334	1,313,931
*Sygnity SA	46,479	251,059
*Synthos SA	2,064,706	1,859,463
*Trakcja Polska SA	186,284	312,063
*Vistula Group SA	232,490	202,542
Zaklady Azotowe Pulawy SA	22,570	593,262
*Zaklady Azotowe w Tarnowie-Moscicach SA	32,622	234,595
*Zaklady Chemiczne Police SA	50,407	100,828
Zaklady Tluszcowe Kruszwica SA	16,528	486,541
Zelmer SA	14,649	202,485

TOTAL POLAND		45,259,624

SOUTH AFRICA — (8.6%)
Adcock Ingram Holdings, Ltd.	565,230	5,239,226
Adcorp Holdings, Ltd.	131,319	543,392
Advtech, Ltd.	623,001	541,562
Aeci, Ltd.	243,530	2,701,931
Afgri, Ltd.	792,149	753,072
#African Oxygen, Ltd.	268,139	798,934
*AG Industries, Ltd.	32,496,618	185,562
Allied Electronics Corp., Ltd.	163,698	666,699
Allied Technologies, Ltd.	104,444	942,948
*Argent Industrial, Ltd.	37,236	47,385
Astral Foods, Ltd.	112,124	1,793,346
*Aveng, Ltd.	981,591	6,169,886
AVI, Ltd.	740,314	2,941,941
Avusa, Ltd.	404,845	1,301,379
Barloworld, Ltd.	579,959	4,344,138
Basil Read Holdings, Ltd.	33,641	60,110
*Bell Equipment, Ltd.	158,539	237,446
Blue Label Telecoms, Ltd.	665,615	685,534

1252

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Brait SA	145,807	$509,825
Business Connexion Group, Ltd.	362,346	326,623
Capitec Bank Holdings, Ltd.	108,929	2,270,926
Cashbuild, Ltd.	49,819	672,575
Ceramic Industries, Ltd.	31,493	618,646
*Cipla Medpro South Africa, Ltd.	931,387	930,017
City Lodge Hotels, Ltd.	105,257	1,227,805
Clicks Group, Ltd.	918,874	5,984,671
Coronation Fund Managers, Ltd.	273,295	585,077
*Corpgro, Ltd.	241,136	—
*Cullinan Holdings, Ltd.	434,430	40,931
Data Tec, Ltd.	582,336	2,892,440
Datacentrix Holdings, Ltd.	33,946	23,742
Delta EMD, Ltd.	83,032	114,529
Discovery Holdings, Ltd.	150,000	844,919
Distell Group, Ltd.	283,884	2,851,324
*Distribution & Warehousing Network, Ltd.	258,997	287,370
*Dorbyl, Ltd.	222,291	152,989
#*Durban Roodeport Deep, Ltd.	698,295	345,825
ElementOne, Ltd.	325,845	546,564
*EOH Holdings, Ltd.	16,503	32,836
*Eqstra Holdings, Ltd.	47,013	42,326
*Evraz Highveld Steel & Vanadium, Ltd.	147,791	1,827,913
Famous Brands, Ltd.	69,344	431,172
Foschini Group, Ltd. (The)	672,822	8,160,841
Freeworld Coatings, Ltd.	38,888	56,358
Gijima Group, Ltd.	1,280,438	142,552
Gold Fields, Ltd.	4,908	76,666
*Gold One International, Ltd.	164,683	54,447
Gold Reef Resorts, Ltd.	338,580	883,013
Grindrod, Ltd.	1,607,864	3,896,553
Group Five, Ltd.	314,833	1,757,808
*Health Strategic Investments, Ltd.	190,074	381,233
Hudaco Industries, Ltd.	77,411	934,540
*Hulamin, Ltd.	141,665	173,731
Iliad Africa, Ltd.	321,493	342,488
Illovo Sugar, Ltd.	517,235	1,926,440
Imperial Holdings, Ltd.	422,517	6,904,540
*JCI, Ltd.	3,131,151	—
JD Group, Ltd.	983,807	6,913,498
JSE, Ltd.	300,437	3,402,143
Kap International Holdings, Ltd.	1,834,945	657,214
Lewis Group, Ltd.	379,341	3,864,488
M Cubed Holdings, Ltd.	385,000	—
Medi-Clinic Corp., Ltd.	785,551	3,033,203
Merafe Resources, Ltd.	5,592,756	1,100,558
*Metorex, Ltd.	2,210,741	1,366,137
Metropolitan Holdings, Ltd.	2,025,393	4,888,202
Mr. Price Group, Ltd.	693,186	6,263,264
Murray & Roberts Holdings, Ltd.	22,733	140,891
*Mustek, Ltd.	784,364	418,919
*Mvelaphanda Group, Ltd.	568,175	431,792
Nampak, Ltd.	1,326,125	3,721,192
Network Healthcare Holdings, Ltd.	1,500,952	3,122,410
#Northam Platinum, Ltd.	388,463	2,686,163
Nu-World Holdings, Ltd.	28,894	110,260
Oceana Group, Ltd.	235,042	1,111,936
*Omnia Holdings, Ltd.	90,020	837,795
Palabora Mining Co., Ltd.	25,270	377,977
Peregrine Holdings, Ltd.	515,333	954,832
Petmin, Ltd.	83,610	36,664

1253

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
*Pioneer Foods, Ltd.	41,039	$286,720
Pretoria Portland Cement Co., Ltd.	804,208	3,829,627
PSG Group, Ltd.	202,085	1,028,720
Rainbow Chicken, Ltd.	91,454	208,534
*Randgold & Exploration Co., Ltd.	60,670	56,469
Raubex Group, Ltd.	225,290	801,670
Redefine Properties, Ltd.	18,412	21,459
Reunert, Ltd.	594,843	5,436,191
Santam, Ltd.	119,932	1,982,607
*Sappi, Ltd.	585,984	2,900,971
*Sappi, Ltd. Sponsored ADR	10,828	53,707
*SecureData Holdings, Ltd.	339,582	47,265
*Sentula Mining, Ltd.	2,055,316	768,994
*Simmer & Jack Mines, Ltd.	1,186,177	148,854
Spar Group, Ltd. (The)	622,477	8,462,463
Spur Corp., Ltd.	73,399	146,306
Stefanutti Stocks Holdings, Ltd.	34,557	55,079
Sun International, Ltd.	207,451	2,900,525
*Super Group, Ltd.	16,981,587	1,451,844
Telkom South Africa, Ltd.	380,252	1,964,599
Tongaat-Hulett, Ltd.	629,016	8,799,490
*Trans Hex Group, Ltd.	153,546	65,921
Trencor, Ltd.	97,601	494,888
UCS Group, Ltd.	144,872	40,182
Value Group, Ltd.	363,719	192,310
*Wesizwe Platinum, Ltd.	439,532	98,166
Wilson Bayly Holme-Ovcon, Ltd.	190,920	3,673,617
Woolworths Holdings, Ltd.	1,831,592	7,176,559
Zeder Investments, Ltd.	630,020	216,111

TOTAL SOUTH AFRICA		177,956,132

SOUTH KOREA — (11.3%)
Aekyung Petrochemical Co., Ltd.	8,180	289,581
*Artone Paper Manufacturing Co., Ltd.	8,915	30,855
#Asia Cement Manufacturing Co., Ltd.	6,176	249,532
Asia Paper Manufacturing Co., Ltd.	8,880	98,145
*Asiana Airlines, Inc.	241,400	1,965,737
*AUK Corp.	57,430	256,813
Baek Kwang Mineral Products Co., Ltd.	1,860	39,298
#*Basic House Co., Ltd. (The)	31,370	632,642
Bing Grae Co., Ltd.	14,046	677,848
*BNG Steel Co., Ltd.	18,480	189,175
Bohae Brewery Co., Ltd.	20	341
Boo Kook Securities Co., Ltd.	7,410	117,271
Boryung Pharmaceutical Co., Ltd.	9,694	183,233
#Bu Kwang Pharmaceutical Co., Ltd.	34,341	378,221
Busan Bank	401,750	5,005,650
BYC Co., Ltd.	710	100,780
Byuck San Corp.	5,300	85,535
*Byuck San Engineering & Construction Co., Ltd.	5,590	8,689
#*Capro Corp.	51,300	907,463
Cheil Worldwide, Inc.	220,375	2,398,579
*Chin Hung International, Inc.	1,025,376	445,328
Cho Kwang Leather Co., Ltd.	10,640	113,187
Choil Aluminum Manufacturing Co., Ltd.	7,700	65,305
Chong Kun Dang Pharmaceutical Corp.	27,162	584,503
#Choongwae Holdings Co., Ltd.	28,232	74,082
#Choongwae Pharma Corp.	12,967	196,735
Chosun Refractories Co., Ltd.	2,653	139,286
Chungho Comnet Co., Ltd.	2,320	18,111
#CJ CGV Co., Ltd.	28,890	762,130

1254

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
CJ Cheiljedang Corp.	11,655	$2,245,562
CJ Corp.	37,487	2,642,421
*CJ Seafood Corp.	56,270	131,660
#*Cosmochemical Co., Ltd.	14,640	97,795
Crown Confectionery Co., Ltd.	1,799	214,217
Dae Dong Industrial Co., Ltd.	31,650	180,258
Dae Han Flour Mills Co., Ltd.	2,656	350,417
*Dae Ho Corp.	543	63
#Dae Won Kang Up Co., Ltd.	98,414	379,485
#*Daechang Co., Ltd.	124,030	191,591
#Daeduck Electronics Co., Ltd.	68,767	511,989
#Daeduck Industries Co., Ltd.	39,756	316,646
Daegu Bank, Ltd.	315,263	4,136,509
Daegu Department Store Co., Ltd.	15,310	164,494
Daehan City Gas Co., Ltd.	11,541	312,352
*Daehan Pulp Co., Ltd.	6,710	29,918
Daehan Steel Co., Ltd.	24,780	204,922
Daehan Synthetic Fiber Co., Ltd.	1,750	195,909
*Dae-Il Corp.	27,070	151,377
Daekyo Co., Ltd.	98,400	514,960
#*Daekyung Machinery & Engineering Co., Ltd.	54,200	151,598
Daelim Industrial Co., Ltd.	46,223	3,774,001
Daelim Trading Co., Ltd.	17,730	67,807
*Daesang Corp.	49,760	366,080
Daesang Holdings Co., Ltd.	45,412	136,509
#Daesung Group Holdings Co., Ltd.	1,829	185,766
*Daesung Holdings Co., Ltd.	11,524	89,347
#*Daesung Industrial Co., Ltd.	4,535	214,810
#*Daewoo Motor Sales Corp.	93,560	251,563
Daewoong Co., Ltd.	6,546	108,884
#Daewoong Pharmaceutical Co., Ltd.	14,579	612,682
Dahaam E-Tec Co., Ltd.	2,200	54,457
Daishin Securities Co., Ltd.	96,730	1,326,496
*Daiyang Metal Co., Ltd.	35,544	29,520
#Daou Technology, Inc.	63,570	508,474
*DCM Corp.	6,420	55,996
Digital Power Communications Co., Ltd.	50,540	70,625
Dong Ah Tire Industrial Co., Ltd.	23,075	190,463
*Dong IL Rubber Belt Co., Ltd.	29,348	195,285
#*Dong Yang Gang Chul Co., Ltd.	65,210	340,361
#Dong-A Pharmaceutical Co., Ltd.	20,186	2,106,844
#*Dongaone Co., Ltd.	78,310	377,848
Dongbang Agro Co., Ltd.	19,470	110,773
Dongbang Transport Logistics Co., Ltd.	26,000	53,872
#Dongbu Corp.	25,950	184,610
#*Dongbu HiTek Co., Ltd.	46,623	462,467
Dongbu Insurance Co., Ltd.	96,440	3,408,554
Dongbu Securities Co., Ltd.	51,631	339,085
#Dongbu Steel Co., Ltd.	54,916	479,634
Dong-Il Corp.	3,202	189,064
Dongil Industries Co., Ltd.	3,297	261,987
Dongil Paper Manufacturing Co., Ltd.	6,080	7,299
Dongkuk Steel Mill Co., Ltd.	99,270	2,287,439
#Dongwha Pharm Co., Ltd.	47,870	224,399
Dongwon F&B Co., Ltd.	3,810	175,491
*Dongwon Industries Co., Ltd.	3,363	418,731
#*Dongwon Systems Corp.	185,427	252,654
#Dongyang Mechatronics Corp.	57,681	631,326
Doosan Construction & Engineering Co., Ltd.	83,770	551,698
#Doosan Corp.	4,999	674,487
#*DuzonBIzon Co., Ltd.	39,180	710,636

1255

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#E1 Corp.	8,685	$440,624
*Eagon Industrial Co., Ltd.	8,930	66,218
*Eugene Investment & Securities Co., Ltd.	1,178,194	718,582
F&F Co., Ltd.	21,060	94,192
*FCB Twelve Co., Ltd.	1,215	70,993
#*Firstech Co., Ltd.	68,149	159,315
#*Foosung Co., Ltd.	97,639	387,531
Fursys, Inc.	15,560	390,726
Gaon Cable Co., Ltd.	4,873	111,842
#GIIR, Inc.	14,410	143,536
#Global & Yuasa Battery Co., Ltd.	16,060	456,500
Golden Bridge Investment & Securities Co., Ltd.	56,620	119,490
Green Cross Corp.	7,149	896,094
Green Cross Holdings Corp.	2,364	249,085
*Green Non-Life Insurance Co., Ltd.	19,867	81,668
#GS Global Corp.	9,302	200,349
Gwangju Shinsegae Co., Ltd.	1,820	301,096
Halla Climate Control Corp.	106,070	1,971,364
#Halla Engineering & Construction Corp.	28,912	543,543
#Han Kuk Carbon Co., Ltd.	45,743	263,645
Han Yang Securities Co., Ltd.	24,190	205,791
#*Hanall Biopharma Co., Ltd.	54,058	285,513
Handok Pharmaceuticals Co., Ltd.	12,760	167,945
#Handsome Corp.	36,569	531,048
Hanil Cement Manufacturing Co., Ltd.	11,659	630,307
*Hanil Construction Co., Ltd.	11,388	22,818
#Hanil E-Wha Co., Ltd.	56,330	372,864
#Hanjin Heavy Industries & Construction Co., Ltd.	79,750	3,040,218
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	28,580	489,394
*Hanjin Shipping Co., Ltd.	22,699	629,961
#*Hanjin Shipping Holdings Co., Ltd.	45,364	650,340
#Hanjin Transportation Co., Ltd.	19,671	609,034
*Hankook Cosmetics Co., Ltd.	19,749	69,626
#Hankook Cosmetics Manufacturing Co., Ltd.	5,570	42,730
Hankook Shell Oil Co., Ltd.	1,867	382,162
*Hankook Synthetics, Inc.	550	46
Hankuk Electric Glass Co., Ltd.	5,450	259,344
Hankuk Glass Industries, Inc.	12,660	353,207
#Hankuk Paper Manufacturing Co., Ltd.	6,700	182,095
#*Hanmi Holdings Co., Ltd.	4,184	138,442
#*Hanmi Pharm Co., Ltd.	12,552	1,104,331
#*Hanmi Semiconductor Co., Ltd.	24,980	178,362
#Hansae Co., Ltd.	16,560	98,144
Hansae Yes24 Holdings Co., Ltd.	5,520	13,908
Hanshin Construction Co., Ltd.	530	5,196
#Hansol Chemical Co., Ltd.	16,000	235,632
#*Hansol CSN Co., Ltd.	65,160	139,480
#*Hansol HomeDeco Co., Ltd.	64,500	90,099
#*Hansol LCD, Inc.	14,739	839,926
#Hansol Paper Co., Ltd.	86,160	858,866
#Hanssem Co., Ltd.	30,600	295,047
#Hanwha Chemical Corp.	187,517	5,106,807
*Hanwha General Insurance Co., Ltd.	58,398	484,684
Hanwha Securities Co., Ltd.	123,771	899,633
Hanwha Timeworld Co., Ltd.	5,120	87,266
Heung-A Shipping Co., Ltd.	81,780	109,349
*HeungKuk Fire & Marine Insurance Co., Ltd.	71,447	352,191
#Hite Brewery Co., Ltd.	12,084	1,347,526
#Hite Holdings Co., Ltd.	15,260	288,055
*HMC Investment Securities Co., Ltd.	37,920	662,507
#Hotel Shilla Co., Ltd.	81,768	2,085,573

1256

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*HS R&A Co., Ltd.	7,720	$212,434
#Huchems Fine Chemical Corp.	60,348	1,156,621
Husteel Co., Ltd.	9,530	154,565
*Hwa Sung Industrial Co., Ltd.	12,520	49,891
Hwacheon Machine Tool Co., Ltd.	510	18,578
Hwacheon Machinery Works Co., Ltd.	370	6,794
#*Hwashin Co., Ltd.	38,280	523,405
Hyosung T & C Co., Ltd.	11,949	1,328,169
Hyundai Cement Co., Ltd.	10,770	86,328
#*Hyundai Corp.	21,801	483,927
Hyundai Department Store Co., Ltd.	32,701	3,624,009
*Hyundai Development Co.	138,410	3,892,697
Hyundai DSF Co., Ltd.	7,510	73,810
Hyundai Elevator Co., Ltd.	7,294	509,127
#Hyundai Engineering Plastics Co., Ltd.	40,790	152,682
Hyundai Greenfood Co., Ltd.	112,070	1,088,817
#Hyundai Hysco	91,740	1,863,290
Hyundai Marine & Fire Insurance Co., Ltd.	132,660	2,836,885
Hyundai Mipo Dockyard Co., Ltd.	22,255	3,722,332
Hyundai Pharmaceutical Ind. Co., Ltd.	14,100	22,372
Hyundai Securities Co.	300,510	3,938,888
*IHQ, Inc.	7,110	12,288
#Il Dong Pharmaceutical Co., Ltd.	7,743	253,054
Il Sung Construction Co., Ltd.	2,700	16,521
*Il Yang Pharmaceutical Co., Ltd.	23,000	559,919
*Iljin Diamond Co., Ltd.	12,700	132,738
#*Iljin Display Co., Ltd.	36,348	319,864
#*Iljin Electric Co., Ltd.	37,729	394,187
#Iljin Holdings Co., Ltd.	31,892	117,236
Ilshin Spinning Co., Ltd.	1,967	164,346
#Ilsung Pharmaceutical Co., Ltd.	2,444	162,293
InziControls Co., Ltd.	1,260	6,827
IS Dongseo Co., Ltd.	22,578	308,843
#ISU Chemical Co., Ltd.	18,240	381,299
#IsuPetasys Co., Ltd.	56,480	175,515
#Jahwa Electronics Co., Ltd.	25,340	147,795
Jeil Pharmaceutical Co.	19,870	272,356
Jeonbuk Bank, Ltd.	101,229	621,783
*Jinheung Savings Bank	39,019	130,904
JS Cable Co., Ltd.	4,540	54,352
#K.C. Tech Co., Ltd.	44,883	243,069
*KCO Energy, Inc.	120,777	537
#*Keangnam Enterprises, Ltd.	22,093	224,085
#*KEPCO Plant Service & Engineering Co., Ltd.	19,098	1,055,401
#KG Chemical Corp.	15,390	152,791
#*KIC, Ltd.	23,030	121,487
KISCO Corp.	10,860	274,531
#*Kishin Corp.	35,300	218,374
#KISWIRE, Ltd.	16,702	591,247
*KIWOOM Securities Co., Ltd.	24,870	1,259,796
#Kolon Corp.	7,509	249,223
#Kolon Engineering & Construction Co., Ltd.	36,920	155,897
*Kolon Industries, Inc.	17,200	1,087,689
Korea Cast Iron Pipe Co., Ltd.	30,450	109,198
*Korea Circuit Co., Ltd.	19,330	83,567
*Korea Cottrell Co., Ltd.	32,814	123,822
*Korea Development Co., Ltd.	29,710	125,685
Korea Development Leasing Corp.	7,597	137,511
Korea Electric Terminal Co., Ltd.	14,990	274,575
Korea Export Packing Industries Co., Ltd.	3,990	46,427
#*Korea Express Co., Ltd.	24,769	1,567,442

1257

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Korea Flange Co., Ltd.	6,900	$91,658
*Korea Green Paper Manufacturing Co., Ltd.	701	1,434
Korea Investment Holdings Co., Ltd.	97,740	3,087,323
Korea Iron & Steel Co., Ltd.	3,462	168,012
#Korea Kolmar Co., Ltd.	43,147	349,043
#*Korea Komho Petrochemical Co., Ltd.	28,640	1,897,165
#*Korea Line Corp.	19,617	709,145
#Korea Petrochemical Industrial Co., Ltd.	4,609	354,833
Korea Reinsurance Co., Ltd.	189,599	2,137,197
*Korea Savings Bank	7,079	60,478
#Korea Zinc Co., Ltd.	5,742	1,453,342
#Korean Air Terminal Service Co., Ltd.	4,350	179,713
KP Chemical Corp.	121,051	1,805,331
KPX Chemical Co., Ltd.	3,603	172,963
#*KPX Fine Chemical Co., Ltd.	3,686	232,584
KPX Holdings Corp.	3,008	144,967
*KTB Securities Co., Ltd.	129,830	589,893
#Kukdo Chemical Co., Ltd.	8,450	428,692
Kukdong Oil & Chemicals Co., Ltd.	3,623	49,263
Kumbi Corp.	670	21,374
#*Kumho Electric Co., Ltd.	8,082	298,367
#*Kumho Industrial Co., Ltd.	46,110	178,858
Kumho Investment Bank	145,230	104,762
#*Kumho Tire Co., Inc.	90,000	567,874
Kumkang Industrial Co., Ltd.	5,810	49,805
Kunsul Chemical Industrial Co., Ltd.	8,190	134,588
#Kwang Dong Pharmaceutical Co., Ltd.	90,320	249,320
*Kwang Myung Electric Engineering Co., Ltd.	9,500	17,470
Kyeryong Construction Industrial Co., Ltd.	12,540	211,565
Kyobo Securities Co., Ltd.	45,970	376,773
Kyung Dong Navien Co., Ltd.	1,740	50,715
*Kyungbang Co., Ltd.	1,352	139,425
Kyungdong City Gas Co., Ltd.	2,270	88,078
Kyung-In Synthetic Corp.	51,010	164,597
Kyungnam Energy Co., Ltd.	28,770	80,366
#LG Fashion Corp.	46,325	1,320,302
#*LG Innotek Co., Ltd.	23,981	2,780,131
LG International Corp.	73,842	2,342,164
#*LG Life Sciences, Ltd.	26,935	1,160,198
LIG Insurance Co., Ltd.	91,770	1,900,408
Livart Furniture Co., Ltd.	9,790	70,803
#Lotte Chilsung Beverage Co., Ltd.	1,718	1,177,324
#Lotte Confectionary Co., Ltd.	1,695	1,850,170
#Lotte Midopa Co., Ltd.	61,160	785,686
Lotte Non-Life Insurance Co., Ltd.	48,040	331,789
#Lotte Sam Kang Co., Ltd.	1,998	467,512
#*Lotte Tour Development Co., Ltd.	5,730	131,913
LS Industrial Systems Co., Ltd.	21,364	1,714,976
Macquarie Korea Infrastructure Fund	520,371	2,307,528
Manho Rope & Wire Co., Ltd.	3,950	60,957
Meritz Fire Marine Insurance Co., Ltd.	180,948	1,242,909
*Meritz Securities Co., Ltd.	464,225	415,089
Mirae Asset Securities Co., Ltd.	56,522	2,962,551
Miwon Commercial Co., Ltd.	1,081	112,970
*Miwon Specialty Chemical Co., Ltd.	448	53,430
*Moorim P&P Co., Ltd.	15,150	151,420
#Moorim Paper Co., Ltd.	23,918	202,299
Motonic Corp.	20,900	180,455
#Namhae Chemical Corp.	63,074	1,119,894
#*Namkwang Engineering & Construction Co., Ltd.	44,977	168,598
*Namsun Aluminum Co., Ltd.	129,900	143,755

1258

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Namyang Dairy Products Co., Ltd.	1,009	$552,304
*Nasan Co., Ltd.	23,824	22,190
*National Information & Credit Evaluation, Inc.	220	6,090
National Plastic Co., Ltd.	32,500	56,930
#NCsoft Corp.	12,591	2,773,535
Nexen Corp.	4,130	225,371
#Nexen Tire Corp.	71,180	580,439
NH Investment & Securities Co., Ltd.	64,269	589,505
#*NK Co., Ltd.	17,150	194,209
Nong Shim Co., Ltd.	8,447	1,551,878
#Nong Shim Holdings Co., Ltd.	5,210	284,714
Noroo Holdings Co., Ltd.	8,565	50,575
Noroo Paint Co., Ltd.	14,277	45,345
*ON*Media Corp.	138,570	421,587
#*Orientbio, Inc.	106,060	105,218
ORION Corp.	9,061	3,032,983
Ottogi Corp.	3,910	507,217
Pacific Corp.	8,059	1,261,037
Pacific Pharmaceutical Co., Ltd.	2,030	58,045
*PaperCorea, Inc.	13,740	131,976
*Poong Lim Industrial Co., Ltd.	31,880	58,416
#Poongsan Corp.	47,471	1,698,670
Poongsan Holdings Corp.	11,157	382,123
POSCO Coated & Color Steel Co., Ltd.	6,320	183,212
Pulmuone Co., Ltd.	2,916	119,300
Pum Yang Construction Co., Ltd.	12,016	55,454
Pusan City Gas Co., Ltd.	14,730	294,531
*Pyung Hwa Holdings Co., Ltd.	2	3
Pyung Hwa Industrial Co., Ltd.	6	18
#*RNL BIO Co., Ltd.	159,490	547,347
#*S&T Corp.	9,103	188,239
#*S&T Daewoo Co., Ltd.	14,220	430,396
#S&T Dynamics Co., Ltd.	50,002	1,088,494
#S&T Holdings Co., Ltd.	31,368	456,120
#*S&T Motors Co., Ltd.	156,480	103,645
#S1 Corp.	43,593	2,403,520
#*Saehan Industries, Inc.	651,800	746,743
*Saehan Media Corp.	3,460	15,711
*Saeron Automotive Corp.	13,090	71,725
#*Sajo Industries Co., Ltd.	8,060	338,792
*Sajodaerim Corp.	4,770	100,704
#Sam Jin Pharmaceutical Co., Ltd.	30,689	289,438
Sam Kwang Glass Industrial Co., Ltd.	4,960	320,651
Sam Whan Camus Co., Ltd.	5,270	27,260
Sam Yung Trading Co., Ltd.	13,947	71,911
#Sambu Construction Co., Ltd.	11,120	160,593
Samchully Co., Ltd.	6,971	762,429
*Samho Development Co., Ltd.	31,127	88,653
*Samho International Co., Ltd.	12,681	35,184
Samhwa Crown & Closure Co., Ltd.	412	8,064
Samhwa Paints Industrial Co., Ltd.	26,400	123,160
#Samick Musical Instruments Co., Ltd.	146,160	168,767
*Samick THK Co., Ltd.	29,370	160,796
Samsung Climate Control Co., Ltd.	6,810	48,122
#Samsung Fine Chemicals Co., Ltd.	42,528	2,525,824
#Samwha Capacitor Co., Ltd.	15,030	170,404
#Samwhan Corp.	16,190	143,590
Samyang Corp.	12,380	704,653
*Samyang Foods Co., Ltd.	8,430	129,150
Samyang Genex Co., Ltd.	4,129	238,186
Samyang Tongsang Co., Ltd.	1,760	37,035

1259

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Samyoung Electronics Co., Ltd.	20,950	$255,786
*SAVEZONE I&C Corp.	12,100	29,516
#*SBS Media Holdings Co., Ltd.	74,080	192,743
Seah Besteel Corp.	26,260	684,611
SeAH Holdings Corp.	4,622	455,353
#SeAH Steel Corp.	6,214	278,080
Sebang Co., Ltd.	21,405	378,090
#Sejong Industrial Co., Ltd.	30,130	369,007
Seoul City Gas Co., Ltd.	3,590	161,644
*Seowon Co., Ltd.	32,830	104,224
#*Serim Paper Manufacturing Co., Ltd.	32,013	84,682
#*Sewon Cellontech Co., Ltd.	53,791	275,914
#*SH Chemical Co., Ltd.	116,732	46,946
*Shell-Line Co., Ltd.	7,600	57,227
#Shin Won Corp.	91,390	117,026
Shin Young Securities Co., Ltd.	11,340	365,919
#*Shinhan Engineering & Construction Co., Ltd.	3,676	25,228
Shinpoong Pharmaceutical Co., Ltd.	5,020	151,983
Shinsegae Engineering & Construction Co., Ltd.	2,990	36,444
*Shinsegae Information & Communication Co., Ltd.	1,980	124,885
*Shinsung Engineering Co., Ltd.	924	4,321
Shinsung FA Co., Ltd.	914	4,189
#*Shinsung Holdings Co., Ltd.	57,920	378,024
#Silla Trading Co., Ltd.	9,280	107,276
Sindo Ricoh Co., Ltd.	11,169	539,997
*SJM Co., Ltd.	10,868	65,981
SJM Holdings Co., Ltd.	11,641	49,660
#*SK Chemicals Co., Ltd.	37,623	2,100,684
SK Gas Co., Ltd.	9,960	367,671
SK Networks Co., Ltd.	194,700	1,871,797
SKC Co., Ltd.	50,650	1,728,145
#SL Corp.	24,960	427,827
*Solomon Savings Bank	11,267	33,097
*Songwon Industrial Co., Ltd.	21,700	230,868
*Ssangbangwool & Trygroup	32,070	21,232
*Ssangyong Cement Industrial Co., Ltd.	79,381	463,494
#*STX Corp.	54,002	1,658,159
#STX Engine Co., Ltd.	44,542	1,613,178
#STX Offshore & Shipbuilding Co., Ltd.	118,670	2,870,966
#STX Pan Ocean Co., Ltd.	253,150	2,695,969
Suheung Capsule Co., Ltd.	16,030	114,046
#*Sung Jin Geotec Co., Ltd.	39,150	637,765
#*Sung Shin Cement Co., Ltd.	25,380	101,854
*Sungchang Enterprise Holdings, Ltd.	8,030	111,658
*Sunjin Co., Ltd.	2,840	114,885
Sunkyong Securities Co., Ltd.	558,620	1,175,107
Tae Kwang Industrial Co., Ltd.	919	1,050,160
#Tae Kyung Industrial Co., Ltd.	33,700	152,968
#Taeyoung Engineering & Construction	106,800	643,345
#*Tai Han Electric Wire Co., Ltd.	248,653	1,579,995
Tai Lim Packaging Industries Co., Ltd.	91,140	118,524
#TCC Steel	16,981	75,982
*Tec & Co.	250,710	44,767
Telcoware Co., Ltd.	9,000	57,279
#*Tong Yang Major Corp.	96,206	196,968
Tong Yang Securities, Inc.	188,196	1,905,133
*Trigem Computer, Inc.	13	—
#TS Corp.	6,600	323,708
*Uangel Corp.	12,280	48,056
#Unid Co., Ltd.	7,159	355,275
*Union Steel Manufacturing Co., Ltd.	13,912	319,549

1260

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*VGX International, Inc.	18,440	$27,578
Whanin Pharmaceutical Co., Ltd.	27,500	175,401
*Woongjin Holdings Co., Ltd.	79,367	810,660
#Woongjin Thinkbig Co., Ltd.	37,369	794,156
Woori Financial Co., Ltd.	21,080	226,105
Woori Investment & Securities Co., Ltd.	218,080	3,856,477
WooSung Feed Co., Ltd.	17,000	27,619
YESCO Co., Ltd.	5,950	130,833
Yoosung Enterprise Co., Ltd.	34,546	97,413
#Youlchon Chemical Co., Ltd.	32,710	272,598
*Young Poong Mining & Construction Corp.	1,580	77
Young Poong Paper Manufacturing Co., Ltd.	580	8,707
Youngone Corp.	60,704	593,749
#Youngone Holdings Co., Ltd.	17,796	514,417
Youngpoong Corp.	2,277	1,324,926
Yuhan Corp.	22,938	3,250,989
Yuhwa Securities Co., Ltd.	12,910	181,480
#*Yungjin Pharm Co., Ltd.	183,532	150,349
*ZeroOne Interactive Co., Ltd.	3,200	43

TOTAL SOUTH KOREA		234,467,006

TAIWAN — (10.8%)
*A.G.V. Products Corp.	741,782	331,312
Aaeon Technology, Inc.	178,751	307,368
Ability Enterprise Co., Ltd.	752,076	1,249,173
*Abocom Systems, Inc.	470	196
Acbel Polytech, Inc.	777,599	700,845
Accton Technology Corp.	707,000	506,685
Ace Pillar Co., Ltd.	22,000	28,901
Adlink Technology, Inc.	133,000	249,066
Advancetek Enterprise Co., Ltd.	153,000	110,479
Advantech Co., Ltd.	240,000	655,297
ALI Corp.	383,000	587,809
Alpha Networks, Inc.	381,000	338,797
Altek Corp.	534,622	764,011
Ambassador Hotel (The)	597,000	943,904
*Ampoc Far East Co., Ltd.	158,444	102,117
Amtran Technology Co., Ltd.	1,289,011	1,092,577
APCB, Inc.	163,000	162,562
Apex Biotechnology Corp.	205,380	491,216
*Apex Medical Corp.	87,000	130,166
Apex Science & Engineering Corp.	164,960	70,092
*Arima Communications Corp.	378,000	147,650
*Arima Optoelectronics Corp.	285,594	72,464
Asia Chemical Corp.	559,000	397,764
*Asia Optical Co., Inc.	298,000	508,147
Asia Polymer Corp.	595,123	653,638
Asia Vital Components Co., Ltd.	391,574	432,255
ASROCK, Inc.	62,000	224,568
Aten International Co., Ltd.	197,479	345,695
Aurora Corp.	541,499	968,728
Aurora Systems Corp.	244,244	241,144
*AV Tech Corp.	59,000	166,004
Avermedia Technologies, Inc.	362,446	465,085
Avision, Inc.	226,000	116,782
Awea Mechantronic Co., Ltd.	22,000	24,329
*Bank of Kaohsiung	62,000	25,948
Basso Industry Corp., Ltd.	98,000	90,024
Bes Engineering Corp.	2,691,750	698,515
Biostar Microtech International Corp.	231,975	142,034
Bright Led Electronics Corp.	177,520	194,141

1261

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
C Sun Manufacturing, Ltd.	255,221	$209,939
Cameo Communications, Inc.	266,810	137,770
Capital Securities Corp.	1,875,055	854,912
*Career Technology MFG. Co., Ltd.	356,000	440,410
*Carnival Industrial Corp.	656,000	244,930
Cathay Real Estate Development Co., Ltd.	742,000	415,131
Central Reinsurance Co., Ltd.	826,402	431,675
Chain Qui Development Co., Ltd.	226,083	176,643
Champion Building Materials Co., Ltd.	588,851	470,302
*Chang Wah Electromaterials, Inc.	50,000	236,266
Charoen Pokphand Enterprises Co., Ltd.	351,000	217,433
Cheng Loong Corp.	1,760,330	793,416
Cheng Uei Precision Industry Co., Ltd.	577,720	1,184,343
Chenming Mold Industrial Corp.	276,437	215,574
Chia Hsin Cement Corp.	1,089,670	550,657
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	—
Chicony Electronics Co., Ltd.	128,846	283,732
Chilisin Electronics Corp.	207,535	188,638
China Chemical & Pharmaceutical Co.	408,000	398,885
*China Ecotek Corp.	170,000	276,502
China Electric Manufacturing Co., Ltd.	694,900	558,747
China General Plastics Corp.	665,000	265,431
China Glaze Co., Ltd.	339,305	326,500
China Hi-Ment Corp.	308,348	356,291
China Life Insurance Co., Ltd.	2,117,851	1,718,586
*China Man-Made Fiber Co., Ltd.	2,399,879	1,130,580
China Metal Products Co., Ltd.	532,726	545,903
China Motor Co., Ltd.	854,609	693,973
*China Petrochemical Development Corp.	1,449,000	1,225,266
*China Rebar Co., Ltd.	55,174	—
China Steel Chemical Corp.	412,554	1,500,736
China Steel Structure Co., Ltd.	232,000	173,472
China Synthetic Rubber Corp.	852,563	849,802
*China United Trust & Investment Corp.	164,804	—
*China Wire & Cable Co., Ltd.	521,000	194,301
Chinese Maritime Transport, Ltd.	422,850	913,475
*Ching Feng Home Fashions Industries Co., Ltd.	199,403	73,955
Chin-Poon Industrial Co., Ltd.	559,207	456,508
*Chipbond Technology Corp.	25,000	38,905
Chong Hong Construction Co.	271,580	668,997
*Chou Chin Industrial Co., Ltd.	825	—
*Chroma Ate, Inc.	598,828	1,538,609
*Chun Yu Works & Co., Ltd.	469,000	140,871
Chun Yuan Steel Industrial Co., Ltd.	1,046,536	509,592
Chung Hsin Electric & Machinery Co., Ltd.	753,000	453,420
*Chung Hung Steel Corp.	1,832,000	801,685
*Chung Hwa Pulp Corp.	843,594	453,373
Clevo Co.	344,000	757,656
*CMC Magnetics Corp.	4,438,000	1,165,015
Collins Co., Ltd.	462,700	208,394
*Compal Communications, Inc.	535,000	453,354
*Compeq Manufacturing Co., Ltd.	2,207,000	729,835
*Continental Holdings Corp.	1,297,067	496,902
*Cosmo Electronics Corp.	214,137	212,250
*Cosmos Bank Taiwan	262,740	58,099
Coxon Precise Industrial Co., Ltd.	120,000	229,005
CSBC Corp. Taiwan	450,000	400,135
CTCI Corp.	950,013	1,068,048
CviLux Corp.	30,450	42,259
*CX Technology Co., Ltd.	62,368	33,813
Cyberlink Corp.	158,025	583,317

1262

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Cybertan Technology, Inc.	456,779	$597,563
DA CIN Construction Co., Ltd.	482,711	271,555
Darfon Electronics Corp.	322,550	396,159
*Davicom Semiconductor, Inc.	86,345	128,607
De Licacy Industries Co., Ltd.	70,000	30,558
Delpha Construction Co., Ltd.	364,410	164,698
Depo Auto Parts Industrial Co., Ltd.	42,000	114,542
*Der Pao Construction Co., Ltd.	476,000	12,747
Diamond Flower Electric Instrument Co., Ltd.	203,524	197,440
D-Link Corp.	980,665	990,020
Dynamic Electronics Co., Ltd.	306,000	205,864
*Eastern Media International Corp.	2,366,337	621,159
Eclat Textile Co., Ltd.	248,146	322,046
Edom Technology Co., Ltd.	238,776	131,756
*Elan Microelectronics Corp.	614,715	885,853
*E-Lead Electronic Co., Ltd.	82,942	58,564
E-LIFE MALL Corp., Ltd.	37,000	56,440
Elite Advanced Laser Corp.	80,000	195,355
Elite Material Co., Ltd.	359,160	335,539
Elite Semiconductor Memory Technology, Inc.	340,200	544,982
Elitegroup Computer Systems Co., Ltd.	1,131,182	429,776
*Enlight Corp.	149,899	6,500
*EnTie Commercial Bank	575,603	263,170
Eternal Chemical Co., Ltd.	891,804	1,031,841
*Everest Textile Co., Ltd.	830,562	206,436
Everfocus Electronics Corp.	89,000	57,193
Evergreen International Storage & Transport Corp.	1,691,000	1,500,333
Everlight Chemical Industrial Corp.	655,000	780,154
Everlight Electronics Co., Ltd.	37,000	102,366
*Everspring Industry Co.	217,000	85,137
*Evertop Wire Cable Corp.	45,461	10,468
*Excel Cell Electronics Co., Ltd.	143,000	88,803
Excelsior Medical Co., Ltd.	117,000	368,644
Far Eastern Department Stores Co., Ltd.	1,066,000	1,323,050
Far Eastern International Bank	2,043,516	904,556
Faraday Technology Corp.	468,000	922,637
*Favite, Inc.	84,000	93,996
Federal Corp.	801,623	508,323
Feng Hsin Iron & Steel Co., Ltd.	631,100	1,035,195
Feng Tay Enterprise Co., Ltd.	839,054	871,866
*FIC Global, Inc.	27,289	3,994
First Copper Technology Co., Ltd.	703,000	321,751
First Hotel	463,200	451,360
First Insurance Co., Ltd.	531,179	279,532
First Steamship Co., Ltd.	335,200	665,954
*FLEXium Interconnect, Inc.	173,043	271,523
Flytech Technology Co., Ltd.	129,937	342,166
*Forhouse Corp.	560,635	551,799
Formosa Advanced Technologies Co., Ltd.	229,000	258,674
Formosa Epitaxy, Inc.	508,811	672,648
Formosa International Hotels Corp.	30,800	500,249
*Formosa Oilseed Processing Co., Ltd.	28,000	14,249
Formosan Rubber Group, Inc.	841,000	663,052
*Formosan Union Chemical Corp.	150,000	84,599
Fortune Electric Co., Ltd.	502,078	369,736
*Founding Construction & Development Co., Ltd.	127,000	92,998
*FU I Industrial Co., Ltd.	97,900	29,313
Fullerton Technology Co., Ltd.	108,900	120,861
Fwusow Industry Co., Ltd.	482,920	227,779
G Shank Enterprise Co., Ltd.	335,013	269,894
*Gamma Optical Co., Ltd.	74,800	58,142

1263

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Gem Terminal Industries Co., Ltd.	302,386	$221,197
Gemtek Technology Corp.	475,019	738,175
General Plastic Industrial Co., Ltd.	43,680	51,049
*Genesis Photonics, Inc.	205,000	354,644
*Genius Electronic Optical Co., Ltd.	9,000	60,728
GeoVision, Inc.	44,000	143,482
Getac Technology Corp.	679,360	400,618
Giant Manufacture Co., Ltd.	660,776	2,595,126
*Giantplus Technology Co., Ltd.	298,000	199,977
Giga Solution Tech Co., Ltd.	117,000	83,472
Giga Storage Corp.	335,616	544,855
Giga-Byte Technology Co., Ltd.	1,390,800	1,367,152
Gintech Energy Corp.	505,559	1,460,264
*Global Brands Manufacture, Ltd.	259,710	157,640
Global Mixed Mode Technology, Inc.	97,000	441,579
Global Unichip Corp.	108,000	444,485
Globe Union Industrial Corp.	426,944	447,394
Gold Circuit Electronics, Ltd.	864,227	311,625
Goldsun Development & Construction Co., Ltd.	2,382,290	1,227,753
Good Will Instrument Co., Ltd.	148,176	111,031
Grand Pacific Petrochemical Corp.	1,130,000	624,169
Grape King, Inc.	183,000	293,222
Great China Metal Industry Co., Ltd.	462,000	443,201
Great Taipei Gas Co., Ltd.	846,000	483,007
Great Wall Enterprise Co., Ltd.	831,275	871,748
*Greatek Co., Ltd.	916,688	875,614
Green Energy Technology, Inc.	176,033	499,073
*GTM Corp.	338,000	239,055
Hannstar Board Corp.	288,096	200,496
*HannStar Display Corp.	6,121,000	1,223,931
Hanpin Co., Ltd.	120,800	62,152
Harvatek Corp.	187,659	229,215
Hey Song Corp.	765,000	615,801
Highwealth Construction Corp.	1,037,871	1,853,448
*Hiti Digital, Inc.	105,000	118,444
Hitron Technologies, Inc.	181,213	122,656
*Ho Tung Holding Corp.	1,124,275	590,764
*Hocheng Corp.	542,700	197,456
*Hold-Key Electric Wire & Cable Co., Ltd.	337,079	237,736
Holiday Entertainment Co., Ltd.	48,800	43,867
Holtek Semiconductor, Inc.	250,000	368,216
Holystone Enterprise Co., Ltd.	318,699	387,339
Hong Tai Electric Industrial Co., Ltd.	567,000	298,906
Hong Yi Fiber Industry Co., Ltd.	158,320	86,902
Honmyue Enterprise Co., Ltd.	139,080	51,200
*Hota Industrial Manufacturing Co., Ltd.	40,000	20,253
Hsin Kuang Steel Co., Ltd.	399,443	371,456
Hsing Ta Cement Co., Ltd.	620,000	202,473
Hua Eng Wire & Cable Co., Ltd.	988,565	358,871
Huaku Development Co., Ltd.	372,288	1,030,707
Huang Hsiang Construction Co.	248,800	526,563
Hung Ching Development & Construction Co., Ltd.	449,000	251,668
Hung Poo Construction Corp.	490,658	729,674
Hung Sheng Construction Co., Ltd.	717,400	415,456
*Hwa Fong Rubber Co., Ltd.	471,670	163,610
Ichia Technologies, Inc.	396,000	202,806
I-Chiun Precision Industry Co., Ltd.	287,313	351,265
ICP Electronics, Inc.	194,000	267,582
Infortrend Technology, Inc.	439,163	574,588
Inventec Appliances Corp.	267,000	207,356
I-Sheng Electric Wire & Cable Co., Ltd.	68,000	115,819

1264

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*ITE Technology, Inc.	254,408	$444,606
*ITEQ Corp.	364,000	534,154
*Jean Co., Ltd.	140,000	47,114
*Jenn Feng New Energy Co., Ltd.	155,000	167,869
Jess-Link Products Co., Ltd.	197,900	551,821
*Johnson Health Tech Co., Ltd.	53,000	77,145
*Jui Li Enterprise Co., Ltd.	346,080	94,150
K Laser Technology, Inc.	295,693	218,099
Kang Na Hsiung Enterprise Co., Ltd.	305,020	204,832
*Kao Hsing Chang Iron & Steel Corp.	784,000	225,129
Kaulin Manufacturing Co., Ltd.	274,330	249,172
Kee Tai Properties Co., Ltd.	880,856	442,614
Kenda Rubber Industrial Co., Ltd.	934,101	966,103
Kian Shen Corp.	34,000	61,524
King Core Electronics, Inc.	31,310	30,481
*King Slide Works Co., Ltd.	53,550	247,781
*King Yuan Electronics Co., Ltd.	2,116,979	960,194
Kingdom Construction Co., Ltd.	889,000	780,723
*King’s Town Bank	1,795,701	818,474
King’s Town Construction Co., Ltd.	588,987	528,777
Kinik Co.	54,000	97,560
*Kinko Optical Co., Ltd.	83,000	86,460
*Kinpo Electronics, Inc.	2,658,157	931,516
Kinsus Interconnect Technology Corp.	431,000	1,172,864
Knowledge-Yield-Excellence Systems Corp.	415,903	359,770
KS Terminals, Inc.	127,558	127,783
Kung Long Batteries Industrial Co., Ltd.	75,000	152,345
*Kuoyang Construction Co., Ltd.	687,000	487,840
*Kwong Fong Industries Corp.	697,200	329,767
L&K Engineering Co., Ltd.	162,000	161,011
*Lan Fa Textile Co., Ltd.	636,975	326,290
LCY Chemical Corp.	1,296,618	2,620,514
*Lead Data Co., Ltd.	494,858	93,030
*Leader Electronics, Inc.	65,013	43,468
*Leadtek Research, Inc.	89,961	34,563
Leadtrend Technology Corp.	40,699	166,228
Lealea Enterprise Co., Ltd.	1,222,101	722,088
Ledtech Electronics Corp.	107,402	77,497
Lee Chi Enterprises Co., Ltd.	326,000	154,501
*Lelon Electronics Corp.	141,000	104,270
*Leofoo Development Co., Ltd.	507,000	340,882
Les Enphants Co., Ltd.	341,116	494,340
*Li Peng Enterprise Co., Ltd.	967,824	508,519
Lian Hwa Foods Corp.	26,000	19,836
Lien Chang Electronic Enterprise Co., Ltd.	111,000	70,283
Lien Hwa Industrial Corp.	1,183,783	871,404
Lingsen Precision Industries, Ltd.	506,506	341,626
*LITE-ON IT Corp.	562,774	597,615
*Lite-On Semiconductor Corp.	395,000	225,841
Long Bon International Co., Ltd.	797,945	322,676
Long Chen Paper Co., Ltd.	1,073,674	443,179
Lotes Co., Ltd.	57,778	300,121
Lucky Cement Corp.	620,000	151,733
*Lumax International Corp., Ltd.	95,805	169,248
Makalot Industrial Co., Ltd.	237,202	541,892
Marketech International Corp.	161,000	90,354
Masterlink Securities Corp.	1,593,000	638,904
Maxtek Technology Co., Ltd.	71,000	97,426
Mayer Steel Pipe Corp.	310,377	263,779
Maywufa Co., Ltd.	69,322	38,689
Meiloon Co., Ltd.	399,053	225,082

1265

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Mercuries & Associates, Ltd.	1,036,850	$723,406
*Mercuries Data Systems, Ltd.	192,000	127,009
Merida Industry Co., Ltd.	432,170	750,093
Merry Electronics Co., Ltd.	100,363	167,505
*Microelectronics Technology, Inc.	672,315	421,314
Micro-Star International Co., Ltd.	1,802,075	963,342
Min Aik Technology Co., Ltd.	224,316	405,846
Mirle Automation Corp.	250,568	252,307
Mitac International Corp.	1,922,000	862,683
Mobiletron Electronics Co., Ltd.	135,000	101,234
*Mosel Vitelic, Inc.	1,020,644	538,969
*Mospec Seminconductor Corp.	134,000	87,886
*Mustek Systems, Inc.	129,119	17,924
Nak Sealing Technologies Corp.	121,954	182,979
*Namchow Chemical Industrial Co., Ltd.	473,000	661,382
*Nankang Rubber Tire Co., Ltd.	1,011,622	1,434,183
Nantex Industry Co., Ltd.	491,544	335,324
National Petroleum Co., Ltd.	455,824	518,736
*New Asia Construction & Development Co., Ltd.	133,618	44,114
*Nichidenbo Corp.	80,000	83,119
Nien Hsing Textile Co., Ltd.	213,000	162,114
*Ocean Plastics Co., Ltd.	342,200	251,380
*Optimax Technology Corp.	360	70
Opto Tech Corp.	789,886	555,100
*Orient Semiconductor Electronics, Ltd.	598,000	155,447
Oriental Union Chemical Corp.	1,095,788	1,157,563
Orise Technology Co., Ltd.	77,000	176,674
*Pacific Construction Co., Ltd.	1,054,000	164,893
*Pan Jit International, Inc.	496,541	616,470
Pan-International Industrial Corp.	559,380	833,152
*Paragon Technologies Co., Ltd.	100,449	230,777
PC Home Online	50,997	257,629
Phihong Technology Co., Ltd.	427,901	879,478
*Phytohealth Corp.	34,000	55,387
*Picvue Electronics, Ltd.	72,760	—
*Pihsiang Machinery Mfg. Co., Ltd.	262,534	405,774
Plotech Co., Ltd.	78,000	50,812
Polaris Securities Co., Ltd.	3,333,000	1,851,084
Polytronics Technology Corp.	86,027	171,011
*Potrans Electrical Corp.	228,000	32,463
Power Quotient International Co., Ltd.	298,000	185,484
*Powercom Co., Ltd.	140,000	277,061
Powertech Industrial Co., Ltd.	99,000	133,648
*Precision Silicon Corp.	82,000	84,230
President Securities Corp.	1,159,680	681,982
Prince Housing & Development Corp.	1,681,053	1,229,909
*Procomp Informatics, Ltd.	21,675	—
*Prodisc Technology, Inc.	1,707,199	21,724
Promate Electronic Co., Ltd.	163,000	129,248
Promise Technology, Inc.	238,286	197,090
*Protop Technology Co., Ltd.	192,000	1,317
*Qisda Corp.	1,376,000	960,165
*Quintain Steel Co., Ltd.	459,750	161,862
Radiant Opto-Electronics Corp.	728,920	1,094,246
Radium Life Tech Corp.	976,168	1,302,028
Ralec Electronic Corp.	97,209	193,973
Ralink Technology Corp.	48,960	183,262
Realtek Semiconductor Corp.	626,000	1,484,315
*Rectron, Ltd.	178	43
*Rexon Industrial Corp., Ltd.	469,000	154,059
Richtek Technology Corp.	226,000	1,776,544

1266

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Ritek Corp.	5,135,387	$1,444,920
Roundtop Machinery Industries Co., Ltd.	22,000	17,942
Ruentex Development Co., Ltd.	886,000	1,466,257
Ruentex Industries, Ltd.	353,000	1,008,999
*Sainfoin Technology Corp.	131,260	—
*Sampo Corp.	1,178,327	285,699
*San Fang Chemical Industry Co., Ltd.	332,348	392,729
*Sanyang Industrial Co., Ltd.	1,402,046	757,529
Sanyo Electric Taiwan Co., Ltd.	503,000	520,018
SDI Corp.	274,000	348,365
Senao International Co., Ltd.	375,541	644,104
*Sercomm Corp.	197,000	182,091
Sheng Yu Steel Co., Ltd.	552,980	402,651
*ShenMao Technology, Inc.	32,860	55,988
Shih Wei Navigation Co., Ltd.	237,598	304,789
Shihlin Electric & Engineering Corp.	895,000	1,069,800
*Shihlin Paper Corp.	418,000	957,029
Shin Shin Co., Ltd.	49,000	45,440
Shin Zu Shing Co., Ltd.	171,144	442,662
*Shining Building Business Co., Ltd.	196,900	198,003
Shinkong Insurance Co., Ltd.	542,131	421,150
Shinkong Synthetic Fibers Co., Ltd.	2,321,961	1,173,841
*Shuttle, Inc.	312,152	240,986
Sigurd Microelectronics Corp.	464,974	398,903
Silicon Integrated Systems Corp.	1,023,820	642,498
Silitech Technology Corp.	250,126	756,792
Sinbon Electronics Co., Ltd.	231,000	181,548
Sincere Navigation Corp.	352,786	426,941
Sinkang Industries, Ltd.	259,805	151,930
Sinkong Textile Co., Ltd.	469,542	590,697
Sinon Corp.	556,510	257,632
Sinphar Pharmaceutical Co., Ltd.	35,184	44,763
*Sintek Photronics Corp.	1,271,130	942,623
Sinyi Realty Co., Ltd.	380,894	738,738
*Sitronix Technology Corp.	147,879	253,070
*Siward Crystal Technology Co., Ltd.	201,013	118,994
*Solelytex Enterprise Corp.	24,600	17,360
*Solomon Technology Corp.	281,138	134,216
Sonix Technology Co., Ltd.	239,000	500,940
South East Soda Manufacturing Co., Ltd.	279,250	337,641
Southeast Cement Co., Ltd.	899,700	358,361
SPI Electronic Co., Ltd.	287,175	366,805
Spirox Corp.	134,000	112,993
Springsoft, Inc.	288,000	383,930
Standard Chemical & Pharmaceutical Co., Ltd.	212,684	248,226
Standard Foods Taiwan, Ltd.	613,703	1,634,740
*Star Comgistic Capital Co., Ltd.	194,785	248,717
Stark Technology, Inc.	226,860	225,212
Sunonwealth Electric Machine Industry Co., Ltd.	339,487	296,504
*Sunplus Technology Co., Ltd.	787,000	584,327
Sunrex Technology Corp.	612,736	635,323
*Sunspring Metal Corp.	16,000	20,688
*Super Dragon Technology Co., Ltd.	33,000	57,101
Supreme Electronics Co., Ltd.	238,000	161,816
Sweeten Construction Co., Ltd.	13,650	7,371
Syscom Computer Engineering Co.	30,000	14,120
Sysware Systex Corp.	261,388	368,053
T JOIN Transportation Co., Ltd.	802,000	703,762
Ta Chen Stainless Pipe Co., Ltd.	33,216	21,920
*Ta Chong Bank, Ltd.	3,172,212	751,596
Ta Ya Electric Wire & Cable Co., Ltd.	884,858	257,886

1267

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Ta Yih Industrial Co., Ltd.	194,000	$429,521
Tah Hsin Industrial Corp.	447,000	345,291
*Tai Roun Products Co., Ltd.	17,000	7,351
TA-I Technology Co., Ltd.	256,308	267,553
*Taichung Commercial Bank	2,300,841	763,217
Tainan Enterprises Co., Ltd.	263,370	359,591
Tainan Spinning Co., Ltd.	2,529,600	1,665,391
Taisun Enterprise Co., Ltd.	563,680	331,263
*Taita Chemical Co., Ltd.	452,170	188,139
Taiwan Acceptance Corp.	229,480	408,519
*Taiwan Business Bank	3,532,880	1,176,343
Taiwan Cogeneration Corp.	562,800	321,788
Taiwan Fire & Marine Insurance Co., Ltd.	614,338	441,079
*Taiwan Flourescent Lamp Co., Ltd.	176,000	17,128
Taiwan Hon Chuan Enterprise Co., Ltd.	344,057	683,222
*Taiwan Kolin Co., Ltd.	1,356,000	—
*Taiwan Land Development Corp.	434,366	196,898
Taiwan Life Insurance Co., Ltd.	827,840	872,285
Taiwan Line Tek Electronic Co., Ltd.	77,214	80,335
Taiwan Mask Corp.	449,412	189,591
Taiwan Navigation Co., Ltd.	557,777	676,863
Taiwan Paiho Co., Ltd.	460,165	508,969
*Taiwan Pulp & Paper Corp.	618,000	385,891
Taiwan Sakura Corp.	431,905	337,695
Taiwan Secom Co., Ltd.	710,332	1,274,465
Taiwan Sogo Shinkong Security Co., Ltd.	538,278	413,444
Taiwan Styrene Monomer Corp.	987,303	465,225
Taiwan Tea Corp.	904,897	594,230
Taiyen Biotech Co., Ltd.	438,000	346,652
*Tatung Co., Ltd.	1,720,000	405,406
*Teapo Electronic Corp.	276,000	50,745
Teco Electric & Machinery Co., Ltd.	684,000	428,808
*Tecom, Ltd.	447,114	141,614
Ten Ren Tea Co., Ltd.	123,980	195,496
Test Research, Inc.	178,450	232,261
Test-Rite International Co., Ltd.	794,438	622,269
*Thinking Electronic Industrial Co., Ltd.	184,204	283,039
Thye Ming Industrial Co., Ltd.	280,360	341,618
Ton Yi Industrial Corp.	2,487,280	1,290,192
Tong Hsing Electronic Industries, Ltd.	111,784	470,015
Tong Yang Industry Co., Ltd.	594,384	943,678
Tong-Tai Machine & Tool Co., Ltd.	87,000	90,463
Topco Scientific Co., Ltd.	194,100	248,676
*Topoint Technology Co., Ltd.	120,000	105,277
Transcend Information, Inc.	261,000	648,446
Tsann Kuen Enterprise Co., Ltd.	167,686	314,626
TSRC Corp.	750,000	1,363,232
TTET Union Corp.	264,000	392,093
Tung Ho Steel Enterprise Corp.	867,000	810,642
*Twinhead International Corp.	500	98
TXC Corp.	377,386	695,930
TYC Brother Industrial Co., Ltd.	557,601	349,619
*Tycoons Group Enterprise Co., Ltd.	467,182	119,713
Tyntek Corp.	478,621	373,072
Tze Shin International Co., Ltd.	339,444	153,327
Uniform Industrial Corp.	88,823	53,533
Unimicron Technology Corp.	90,372	153,450
*Union Bank of Taiwan	2,348,593	689,135
*Union Insurance Co., Ltd.	93,129	57,323
Unitech Electronics Co., Ltd.	250,804	140,782
*Unitech Printed Circuit Board Corp.	660,303	310,352

1268

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
United Integration Service Co., Ltd.	446,439	$603,198
Unity Opto Technology Co., Ltd.	375,468	570,903
Universal Cement Corp.	944,191	591,719
*Universal Microelectronics Co., Ltd.	126,000	75,031
Universal, Inc.	130,490	108,942
UPC Technology Corp.	1,391,334	1,055,260
USI Corp.	1,347,360	1,167,900
Ve Wong Corp.	356,696	280,620
*Veutron Corp.	145,000	8,913
*Via Technologies, Inc.	794,000	695,452
Visual Photonics Epitacy Co., Ltd.	242,688	487,836
Wah Lee Industrial Corp.	247,000	461,221
*Walsin Lihwa Corp.	470,000	281,511
*Walsin Technology Corp., Ltd.	1,100,544	644,538
Walton Advanced Engineering, Inc.	301,197	142,918
Wan Hwa Enterprise Co., Ltd.	508,303	287,617
Waterland Financial Holding Co., Ltd.	3,885,142	1,255,142
*Wei Chih Steel Industrial Co., Ltd.	433,000	122,562
Wei Chuan Food Corp.	737,000	838,327
Weikeng Industrial Co., Ltd.	250,000	218,887
Wellypower Optronics Corp.	159,000	159,830
Weltrend Semiconductor, Inc.	374,833	316,006
*Winbond Electronics Corp.	3,758,023	979,235
*Wintek Corp.	906,000	1,527,364
Wistron NeWeb Corp.	328,812	708,551
WPG Holdings Co., Ltd.	145,017	269,628
WT Microelectronics Co., Ltd.	317,000	504,641
*WUS Printed Circuit Co., Ltd.	438,000	266,398
*Yageo Corp.	4,968,000	2,117,697
*Yang Ming Marine Transport Corp.	452,000	343,958
*Yem Chio Co., Ltd.	113,884	106,252
Yeung Cyang Industrial Co., Ltd.	509,171	385,279
Yieh Phui Enterprise Co., Ltd.	2,612,996	937,890
Yosun Industrial Corp.	608,307	1,051,385
Young Optics, Inc.	42,111	206,022
Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,967,697	1,461,778
Yuen Jen Enterprises Co., Ltd.	5,875	4,476
*Yulon Nissan Motor Co., Ltd.	157,000	728,299
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	258,869	372,797
Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	544,010
Yung Tay Engineering Co., Ltd.	729,000	966,113
Zenitron Corp.	233,000	143,909
Zig Sheng Industrial Co., Ltd.	821,905	441,182
Zinwell Corp.	478,586	780,578
Zippy Technology Corp.	217,948	184,996
*Zyxel Communication Corp.	974,430	648,611

TOTAL TAIWAN		223,970,240

THAILAND — (3.3%)
Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	150,913
Amata Corp. PCL (Foreign)	1,818,700	940,289
*Apex Development PCL (Foreign)	3,536	2,540
Asia Plus Securities PCL (Foreign)	1,885,800	176,125
Asian Property Development PCL (Foreign) NVDR	2,679,300	589,839
Bangchak Petroleum PCL (Foreign)	1,350,400	689,163
Bangkok Aviation Fuel Services PCL (Foreign)	854,917	293,717
Bangkok Chain Hospital PCL (Foreign)	2,918,125	632,682
Bangkok Dusit Medical Services PCL (Foreign)	1,630,600	2,189,181
Bangkok Expressway PCL (Foreign)	1,170,400	726,132
Bangkok First Investment & Trust PCL (Foreign)	681,700	102,778
Bangkok Insurance PCL (Foreign)	127,101	1,085,319

1269

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Bangkok Land PCL (Foreign) NVDR	21,859,870	$554,153
*Bangkok Metro PCL (Foreign)	6,221,100	155,631
*Bangkok Rubber PCL (Foreign)	14,600	1,208
Big C Supercenter PCL (Foreign)	122,900	258,262
Bumrungrad Hospital PCL (Foreign)	657,200	756,284
Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	488,436
*Central Paper Industry PCL (Foreign)	20	1,401
Central Plaza Hotel PCL (Foreign)	1,271,800	214,229
CH Karnchang PCL (Foreign)	2,699,300	909,371
*Charoong Thai Wire & Cable PCL (Foreign)	452,700	130,616
*Country Group Securities PCL (Foreign)	3,412,578	109,275
Delta Electronics (Thailand) PCL (Foreign)	987,000	1,045,272
Diamond Roofing Tiles PCL (Foreign)	170,000	32,889
Dynasty Ceramic PCL (Foreign)	777,200	1,523,032
Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	502,531
Electricity Generating PCL (Foreign)	29,300	95,777
*Erawan Group PCL (Foreign)	4,046,270	307,722
*Esso Thailand PCL (Foreign)	2,999,600	670,358
*G J Steel PCL (Foreign)	37,970,500	316,632
*G Steel PCL (Foreign)	21,477,500	458,492
GFPT PCL(Foreign)	1,185,000	316,211
GMM Grammy PCL (Foreign)	928,000	451,928
Hana Microelectronics PCL (Foreign)	1,281,796	1,068,876
Hermraj Land & Development PCL (Foreign)	6,110,100	387,231
Home Product Center PCL (Foreign)	7,444,630	2,396,287
ICC International PCL (Foreign)	204,600	269,570
Indorama Polymers PCL (Foreign)	833,100	222,308
*Italian-Thai Development PCL (Foreign) NVDR	6,545,530	1,061,083
*ITV PCL (Foreign)	2,785,600	97,561
Jasmine International PCL (Foreign)	8,210,900	421,774
*Kang Yong Electric PCL (Foreign)	31,800	228,052
*KGI Securities Thailand PLC (Foreign)	2,019,800	180,556
Khon Kaen Sugar Industry PCL (Foreign)	1,119,800	474,365
Kiatnakin Bank PCL (Foreign) NVDR	764,800	1,014,036
Kim Eng Securities Thailand PCL (Foreign)	526,700	274,067
*Krungthai Card PCL (Foreign)	425,800	186,057
Laguna Resorts & Hotels PCL (Foreign)	80,500	142,983
Lanna Resources PCL (Foreign)	548,800	356,958
*Loxley PCL (Foreign)	3,228,020	286,409
*LPN Development PCL (Foreign)	1,475,000	580,554
Major Cineplex Group PCL (Foreign)	1,494,300	692,821
MBK PCL (Foreign)	330,900	1,158,923
MCOT PCL (Foreign)	1,092,200	983,636
Minor International PCL (Foreign)	2,783,903	1,142,162
Muang Thai Insurance PCL (Foreign)	19,588	40,509
Muramoto Electronic (Thailand) PCL (Foreign)	14,000	89,660
*Nation Multimedia Group PCL (Foreign)	106,259	31,899
Padaeng Industry PCL (Foreign) NVDR	504,700	392,245
Patum Rice Mill & Granary PCL (Foreign)	5,500	13,025
Polyplex PCL (Foreign)	1,057,800	1,173,177
Precious Shipping PCL (Foreign)	1,223,900	779,736
Preuksa Real Estate PCL (Foreign)	2,484,000	1,789,673
Property Perfect PCL (Foreign)	1,745,800	263,209
Quality Houses PCL (Foreign)	11,876,300	919,047
*Regional Container Lines PCL (Foreign)	1,112,300	567,651
Robinson Department Store PCL (Foreign)	1,875,025	1,432,224
Rojana Industrial Park PCL (Foreign)	1,122,800	419,458
Saha Pathana Inter-Holding PCL (Foreign)	350,000	219,480
Saha-Union PCL (Foreign)	538,400	673,449
*Sahaviriya Steel Industries PCL (Foreign)	23,578,500	1,258,359
*Samart Corporation PCL (Foreign)	1,676,200	450,080

1270

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Samart I-Mobile PCL (Foreign)	8,442,100	$563,182
*Samart Telcoms PCL (Foreign)	586,600	211,317
Sansiri PCL (Foreign)	2,621,166	502,725
SC Asset Corp. PCL (Foreign)	580,100	342,487
SE-Education PCL (Foreign)	138,900	46,099
Serm Suk PCL (Foreign)	10,000	13,759
Serm Suk PCL (Foreign) NVDR	59,900	82,417
*Shinawatra Satellite PCL (Foreign)	1,383,800	325,410
*Siam City Cement PCL (Foreign)	82,600	636,444
Siam Future Development PCL (Foreign)	440,000	82,922
Siam Makro PCL (Foreign)	355,600	1,613,129
Siamgas & Petrochemicals PCL (Foreign)	785,600	492,638
Sino-Thai Engineering & Construction PCL (Foreign)	1,126,000	514,550
*Somboon Advance Technology PCL (Foreign)	15,850	16,257
*Somboon Advance Technology PCL (Foreign)	299,000	306,679
Sri Trang Agro Industry PCL (Foreign)	1,854,990	1,840,759
STP & I PCL (Foreign)	211,900	268,586
Supalai PCL (Foreign)	2,640,533	1,056,918
*Svi PCL (Foreign)	809,800	74,551
*Tata Steel (Thailand) PCL (Foreign)	9,617,100	570,995
*Thai Carbon Black PCL (Foreign)	146,200	171,900
Thai Plastic & Chemicals PCL (Foreign)	1,357,900	851,518
Thai Reinsurance PCL (Foreign)	1,484,700	311,995
Thai Stanley Electric (Thailand) PCL (Foreign)	127,600	789,520
Thai Tap Water Supply PCL (Foreign)	4,107,600	897,424
Thai Union Frozen Products PCL (Foreign)	1,298,325	2,490,116
Thai Vegetable Oil PCL (Foreign)	1,087,875	1,016,027
Thai Wacoal PCL (Foreign)	78,000	110,574
Thanachart Capital PCL (Foreign)	2,034,100	2,680,018
Thoresen Thai Agencies PCL (Foreign)	910,300	707,471
Ticon Industrial Connection PCL (Foreign)	1,026,600	472,551
*Tipco Asphalt PCL (Foreign)	306,190	783,859
TIPCO Foods (Thailand) PCL (Foreign)	642,282	103,691
Tisco Financial Group PCL (Foreign)	939,700	1,316,458
TPI Polene PCL (Foreign)	2,167,060	896,316
*True Corp. PCL (Foreign)	8,379,300	1,291,273
*Tycoons Worldwide Group PCL (Foreign)	804,700	178,494
Univanich Palm Oil PCL (Foreign)	30,000	80,304
Univentures PCL (Foreign)	1,801,100	175,424
Vanachai Group PCL (Foreign)	2,463,066	566,883
Vinythai PCL (Foreign)	2,273,034	735,438

TOTAL THAILAND		67,206,616

TURKEY — (2.6%)
Adana Cimento Sanayii Ticaret A.S. Class A	146,876	552,617
Adana Cimento Sanayii Ticaret A.S. Class C	293,711	177,280
*Advansa Sasa Polyester Sanayi A.S.	227,190	125,511
Afyon Cimento Sanayi T.A.S.	1,584	204,796
Akcansa Cimento Sanayi ve Ticaret A.S.	259,502	1,373,047
*Akenerji Elektrik Uretim A.S.	461,244	1,223,272
Aksa Akrilik Kimya Sanayii A.S.	193,439	429,762
Aksigorta A.S.	294,017	455,831
*Aktas Elektrik Ticaret A.S.	370	38,693
Alarko Holding A.S.	141,895	343,263
Albaraka Turk Katilim Bankasi A.S.	460,235	906,523
*Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	60,001	140,637
*Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.	65,631	365,517
Anadolu Anonim Turk Sigorta Sirketi A.S.	614,995	542,251
*Anadolu Cam Sanayii A.S.	472,758	942,774
Anadolu Hayat Sigorta A.S.	84,165	342,704
Arcelik A.S.	123,550	674,875

1271

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
Aselsan Elektronik Sanayi Ve Ticaret A.S.	132,362	$780,102
Aydiner Enerji A.S.	133,075	304,445
Aygaz A.S.	252,794	1,321,384
*Bagfas Bandirma Gubre Fabrikalari A.S.	7,343	659,062
*Banvit Bandirma Vitaminli Yem Sanayii A.S.A.	158,502	659,830
Bati Anabolu Cimento A.S.	98,558	533,489
*Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	12,687	87,463
Bolu Cimento Sanayii A.S.	239,226	284,696
Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	29,797	383,786
*Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	989	111,287
*Boyner Buyuk Magazacilik A.S.	189,233	439,572
Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	829	65,439
Bursa Cimento Fabrikasi A.S.	173,040	567,633
Celebi Hava Servisi A.S.	36,194	541,337
Cimsa Cimento Sanayi ve Ticaret A.S.	219,659	1,688,614
*Deva Holding A.S.	179,911	410,028
*Dogan Gazetecilik A.S.	114,947	230,247
*Dogan Sirketler Grubu Holdings A.S.	2,092,041	1,497,591
*Dogan Yayin Holding A.S.	562,696	578,178
*Dogus Otomotiv Servis ve Ticaret A.S.	245,043	1,814,445
*Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	49,380	107,484
*EGE Seramik Sanayi ve Ticaret A.S.	116,858	131,311
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	865,147	1,573,011
*Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	5,462	236,010
Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	1,472	365,000
Gentas Genel Metal Sanayi A.S.	32,968	36,375
*Global Yatirim Holding A.S.	494,766	279,797
*Goldas Kuyumculuk Sanayi Ithalat Ve Ihracat A.S.	49,862	35,827
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	314,488
*Goodyear Lastikleri T.A.S.	21,850	288,648
*GSD Holding A.S.	474,404	362,296
*Gubre Fabrikalari Ticaret A.S.	42,892	427,111
*Gunes Sigorta A.S.	143,245	213,071
Haci Omer Sabanci Holding AS	—	2
Hektas Ticaret T.A.S.	16,327	16,263
Hurriyet Gazetecilik ve Matbaacilik A.S.	528,208	607,476
*Ihlas EV Aletleri A.S.	305,120	220,680
*Ihlas Holding A.S.	658,611	410,517
Is Yatirim Menkul Degerler A.S.	151,316	226,751
*Isiklar Yatirim Holding A.S.	245,801	229,568
*Izmir Demir Celik Sanayi A.S.	137,998	264,183
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	837,370	652,239
*Karsan Otomotiv Sanayi Ve Ticaret A.S.	127,715	157,255
Karton Sanayi ve Ticaret A.S.	3,981	425,718
*Kerevitas Gida Sanayii ve Ticaret A.S.	2,938	140,959
Konya Cimento Sanayii A.S.	4,921	512,820
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	156,178	357,299
*Koza Anadolu Metal Madencilik Isletmeleri A.S.	169,145	502,787
Mardin Cimento Sanayii ve Ticaret A.S.	201,608	1,065,242
*Marti Otel Isletmeleri A.S.	201,327	154,186
*Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.	94,425	109,516
*Mudurnu Tavukculuk A.S.	1,740	546
*Nergis Holding A.S.	1,784	4,602
*Net Holding A.S.	550,177	338,205
*Net Turizm Ticaret ve Sanayi A.S.	385,378	266,763
Nortel Networks Netas Telekomuenikasyon A.S.	13,916	511,299
Otokar Otomotive Ve Savunma Sanayi A.S.	39,067	507,114
*Park Elektrik Madencilik Sanayi Ve Ticaret A.S.	67,414	131,597
*Petkim Petrokimya Holding A.S.	971,775	1,680,197
Pinar Entegre Et ve Un Sanayi A.S.	49,996	227,178
Pinar SUT Mamulleri Sanayii A.S.	119,566	955,982

1272

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Raks Elektronik Sanayi ve Ticaret A.S.	2,730	$1,504
*Reysas Tasimacilik ve Lojistik Ticaret A.S.	100,831	283,515
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	107,974	300,356
Sekerbank T.A.S.	682,262	855,477
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	424,122	813,934
*Soda Sanayii A.S.	105,854	152,959
*TAT Konserve Sanayii A.S.	144,018	404,115
*TAV Havalimanlari Holding A.S.	310,085	1,590,908
Tekfen Holding A.S.	352,699	1,505,618
*Tekstil Bankasi A.S.	245,596	187,413
Tofas Turk Otomobil Fabrikasi A.S.	306,405	1,675,771
*Trakya Cam Sanayii A.S.	591,595	1,231,773
Turcas Petrol A.S.	144,981	680,916
*Turk Ekonomi Bankasi A.S.	583,643	993,579
Turk Traktor ve Ziraat Makineleri A.S.	35,080	467,483
Turkiye Sinai Kalkinma Bankasi A.S.	843,808	1,536,581
*Turkiye Sise ve Cam Fabrikalari A.S.	729,010	1,330,109
Ulker Biskuvi Sanayi A.S.	203,995	656,957
*Uzel Makina Sanayii A.S.	172,635	93,879
*Vakif Finansal Kiralama A.S.	1	4
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	138,657	367,605
*Vestel Elektronik Sanayi ve Ticaret A.S.	204,016	340,929
*Yapi Kredi Sigorta A.S.	102,412	1,014,401
*Zorlu Enerji Elektrik Uretim A.S.	185,561	377,771

TOTAL TURKEY		53,708,911

TOTAL COMMON STOCKS		1,818,984,831

PREFERRED STOCKS — (2.9%)
BRAZIL — (2.9%)
*AES Tiete SA	97,828	1,357,843
Banco Alfa de Investimento SA	3,200	12,243
Banco Cruzeiro do Sul SA	30,700	276,071
Banco do Estado do Rio Grande do Sul SA	322,347	3,526,233
Banco Mercantil do Brasil SA	6,500	47,403
Bardella SA Industrias Mecanicas	1,100	104,129
#Braskem SA Preferred A Sponsored ADR	301,000	6,275,850
Centrais Electricas de Santa Catarina SA	57,900	1,185,038
Cia de Tecidos Norte de Minas - Coteminas SA	162,342	415,331
*Cia de Transmissao de Energia Electrica Paulista Series A	6,800	210,523
Cia Energetica do Ceara SA Series A	63,400	1,049,644
Cia Paranaense de Energia-Copel SA Series B	118,595	2,748,826
Confab Industrial SA	497,154	1,818,678
Contax Participacoes SA	70,800	1,216,296
Eletropaulo Metropolita SA Preferred A	184,200	3,248,931
Empressa Metropolitanade Aguas e Energia SA	24,000	106,852
Energisa SA	138,800	158,367
Ferbasa-Ferro Ligas Da Bahia	92,500	700,156
Forjas Taurus SA	217,298	575,099
Fras-Le SA	30,300	78,410
Gol Linhas Aereas Inteligentes SA	91,900	1,589,589
*Industria de Bebidas Antarctica Polar SA	23,000	35,508
*Inepar SA Industria e Construcoes	104,570	312,425
*Inepar SA Industria e Construcoes Receipt	72,098	216,256
Klabin SA	1,412,700	3,946,554
Lojas Americanas SA	224,058	2,396,998
Mahle-Metal Leve SA Industria e Comercio	28,666	697,472
Mangels Industrial SA	14,600	94,454
Marcopolo SA	671,600	2,685,926
Randon e Participacoes SA	319,500	2,673,931
Rasip Agro-Pastoril SA	51,000	11,698
Sao Paulo Alpargatas SA	486,000	2,986,943

1273

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Saraiva SA Livreiros Editores	54,100	$1,175,354
Schulz SA	1,800	33,876
*Sharp SA Equipamentos Eletronicos	30,200,000	355
Suzano Papel e Celullose SA	488,293	4,592,016
TAM SA	135,800	3,302,552
Ultrapar Participacoes SA	112,095	6,810,218
*Unipar Participacoes SA Class B	1,321,579	520,766
Whirlpool SA	301,516	602,926

TOTAL BRAZIL		59,797,740

CHILE — (0.0%)
Embotelladora Andina SA	7,000	28,478

INDIA — (0.0%)
*Ispat Industries, Ltd.	620,622	37,093

MALAYSIA — (0.0%)
*Malayan United Industries Berhad Series A2	176,957	9,384

TOTAL PREFERRED STOCKS		59,872,695

RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
#*HKC Holdings, Ltd. Warrants 06/09/11	1,328,221	9,939
#*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	80,496	748
*Kingboard Chemical Holdings, Ltd. Warrants 10/31/12	35,150	20,134

TOTAL CHINA		30,821

INDIA — (0.0%)
*Britannia Industries, Ltd. Debentures 03/22/13	30,375	118,970
*Kirloskar Brothers, Ltd. Warrants 10/24/12	73	6

TOTAL INDIA		118,976

INDONESIA — (0.0%)
*PT Intiland Development Tbk Warrants 04/13/12	1,398,266	14,863

MALAYSIA — (0.0%)
*KFC Holdings (Malaysia) Berhad Warrants 09/14/15	89,568	43,179
*Media Prima Berhad Warrants 12/31/14	51,673	9,964
*Notion VTEC Berhad Warrants 08/03/15	77,644	10,356
*OSK Holdings Berhad Warrants 09/30/12	1,696	41

TOTAL MALAYSIA		63,540

POLAND — (0.0%)
*Boryszew SA Rights	577,466	769,887

SOUTH KOREA — (0.0%)
*Green Cross Holdings Corp. Rights 11/24/10	390	13,707
*Kolon Industries, Inc. Rights 12/02/10	4,094	62,941

TOTAL SOUTH KOREA		76,648

THAILAND — (0.0%)
*Bangkok Land PCL (Foreign) NVDR Warrants 05/02/13	8,472,752	36,740
*Bangkok Land PCL (Foreign) Warrants 12/31/10	2,456,164	—
*Khon Kaen Sugar Industry PCL (Foreign) Warrants 03/15/13	111,980	13,521
*Sansiri PCL (Foreign) Warrants 01/20/15	1,310,583	62,950

TOTAL THAILAND		113,211

TOTAL RIGHTS/WARRANTS		1,187,946

1274

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $5,715,000 FNMA 3.126%(r), 09/01/40, valued at $5,872,937) to be repurchased at $5,786,092	$5,786	$5,786,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.8%)
§@DFA Short Term Investment Fund	180,694,390	180,694,390
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $1,145,517)## to be repurchased at $1,123,077	$1,123	1,123,056

TOTAL SECURITIES LENDING COLLATERAL		181,817,446

TOTAL INVESTMENTS — (100.0%) (Cost $1,391,523,697)		$2,067,648,918

1275

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value†
COMMON STOCKS — (95.5%)
Consumer Discretionary — (19.1%)
*AC Moore Arts & Crafts, Inc.	22,055	$49,624
Acme United Corp.	1,030	10,094
*Aldila, Inc.	6,471	27,502
*Alloy, Inc.	19,256	187,746
American Greetings Corp. Class A	62,335	1,207,429
#*Arctic Cat, Inc.	21,666	288,374
*Ascent Media Corp.	3,246	88,421
*Audiovox Corp. Class A	28,322	183,527
#*AutoNation, Inc.	285,676	6,633,397
*Ballantyne Strong, Inc.	9,932	83,627
#Barnes & Noble, Inc.	39,682	594,436
*Beasley Broadcast Group, Inc.	9,802	42,835
#*Beazer Homes USA, Inc.	36,700	149,002
bebe stores, inc.	18,570	121,819
*Benihana, Inc.	3,200	26,800
#*Biglari Holdings, Inc.	2,962	987,501
*Bluegreen Corp.	16,973	54,823
Blyth, Inc.	5,625	225,675
Bob Evans Farms, Inc.	52,387	1,503,507
Books-A-Million, Inc.	23,071	146,501
#*Boyd Gaming Corp.	20,700	172,017
*Brookfield Homes Corp.	38,342	319,772
Brown Shoe Co., Inc.	74,175	871,556
Brunswick Corp.	25,121	397,414
*Build-A-Bear-Workshop, Inc.	30,090	211,533
#*Cabela’s, Inc.	109,175	2,024,104
*Cache, Inc.	18,809	93,857
*California Coastal Communities, Inc.	809	615
Callaway Golf Co.	112,370	773,106
*Cambium Learning Group, Inc.	37,138	114,756
*Canterbury Park Holding Corp.	2,755	23,046
*Carmike Cinemas, Inc.	887	7,105
*Carnival Corp.	695,842	30,039,499
*Carriage Services, Inc.	19,056	100,044
#*Cavco Industries, Inc.	7,337	232,510
CBS Corp.	24,952	424,184
CBS Corp. Class B	955,791	16,181,542
#*Charming Shoppes, Inc.	112,182	391,515
Chico’s FAS, Inc.	36,233	352,185
Christopher & Banks Corp.	62,531	372,685
#Churchill Downs, Inc.	3,496	126,660
Cinemark Holdings, Inc.	16,800	294,840
*Coast Distribution System, Inc.	547	2,073
#*Collective Brands, Inc.	59,190	907,383
*Comcast Corp. Class A	3,570,978	73,490,727
Comcast Corp. Special Class A	1,432,185	27,684,136
#*Conn’s, Inc.	6,356	27,966
*Core-Mark Holding Co., Inc.	24,059	793,947
*Craftmade International, Inc.	2,799	15,506
CSS Industries, Inc.	14,328	239,707
*Culp, Inc.	15,574	157,920
*Cybex International, Inc.	29,933	43,553
*dELiA*s, Inc.	22,143	36,093
*Delta Apparel, Inc.	7,832	101,189
#*Destination Maternity Corp.	11,225	410,049
Dillard’s, Inc.	120,300	3,068,853
*DineEquity, Inc.	28,720	1,276,604
#*Discovery Communications, Inc Class A	115,229	5,140,366

1276

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Discovery Communications, Inc. Class B	3,937	$177,382
*Discovery Communications, Inc. Class C	162,790	6,326,019
*Dixie Group, Inc.	11,800	42,834
*Dorman Products, Inc.	14,657	534,834
*Dover Motorsports, Inc.	15,200	25,688
*DR Horton, Inc.	181,125	1,890,945
#*Dress Barn, Inc. (The)	169	3,877
#*Drew Industries, Inc.	1,746	36,788
*Duckwall-ALCO Stores, Inc.	700	9,009
Educational Development Corp.	1,700	11,067
Ethan Allen Interiors, Inc.	20,500	310,985
#*Exide Technologies	12,623	74,349
*Federal-Mogul Corp.	40,785	808,767
Finish Line, Inc. Class A	73,309	1,121,628
*Fisher Communications, Inc.	10,146	185,469
*Flanigan’s Enterprises, Inc.	865	5,943
Flexsteel Industries, Inc.	2,068	31,268
Foot Locker, Inc.	219,549	3,497,416
*Fortune Brands, Inc.	149,626	8,087,285
Fred’s, Inc.	45,030	539,459
Frisch’s Restaurants, Inc.	600	13,260
*Full House Resorts, Inc.	700	2,450
*Furniture Brands International, Inc.	67,664	338,997
*GameTech International, Inc.	2,360	683
Gaming Partners International Corp.	500	2,700
Gannett Co., Inc.	12,478	147,864
#*Gaylord Entertainment Co.	45,753	1,525,405
*Genesco, Inc.	35,745	1,171,006
*G-III Apparel Group, Ltd.	14,736	389,030
*Gray Television, Inc.	5,550	10,822
*Great Wolf Resorts, Inc.	37,142	87,655
#*Group 1 Automotive, Inc.	57,936	2,042,823
*Hallwood Group, Inc.	296	9,824
*Hastings Entertainment, Inc.	1,572	10,438
Haverty Furniture Cos., Inc.	38,589	412,516
*Heelys, Inc.	19,403	52,000
*Helen of Troy, Ltd.	64,389	1,651,578
*Hollywood Media Corp.	28,505	36,201
Hooker Furniture Corp.	13,559	143,319
Hot Topic, Inc.	18,261	104,636
*HSN, Inc.	22,632	677,602
*Iconix Brand Group, Inc.	95,618	1,673,315
#*Isle of Capri Casinos, Inc.	15,000	120,600
*J. Alexander’s Corp.	9,196	40,830
#*J.C. Penney Co., Inc.	208,599	6,504,117
#*JAKKS Pacific, Inc.	15,024	283,202
Jarden Corp.	108,050	3,464,083
*Jo-Ann Stores, Inc.	15,793	683,047
*Johnson Outdoors, Inc. Class A	18,189	259,739
Jones Group, Inc. (The)	106,821	1,544,632
*Kenneth Cole Productions, Inc. Class A	10,572	142,193
*Kid Brands, Inc.	23,676	231,078
*Kona Grill, Inc.	300	1,005
KSW, Inc.	446	1,414
*K-Swiss, Inc. Class A	10,751	130,732
Lacrosse Footwear, Inc.	495	7,143
*Lakeland Industries, Inc.	11,757	114,513
*Lakes Entertainment, Inc.	15,730	36,808
*Lazare Kaplan International, Inc.	12,780	25,560
#*Lennar Corp. Class A	224,100	3,251,691
#*Liberty Global, Inc. Class A	1,678	63,412

1277

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Liberty Global, Inc. Class C	49,545	$1,793,034
*Liberty Media Corp. Capital Class A	217,289	12,502,809
*Liberty Media Corp. Capital Class B	6,066	349,402
*Liberty Media Corp. Interactive Class A	882,463	13,025,154
*Liberty Media Corp. Interactive Class B	35,706	533,091
*Liberty Media-Starz Corp. Series B	1,766	116,556
#*Life Time Fitness, Inc.	27,800	1,004,414
*Lifetime Brands, Inc.	17,158	220,309
Lithia Motors, Inc.	39,056	425,710
#*Live Nation Entertainment, Inc.	147,097	1,395,951
*Liz Claiborne, Inc.	241	1,475
#*Luby’s, Inc.	42,423	215,085
*M/I Homes, Inc.	37,930	401,299
Mac-Gray Corp.	13,366	162,397
Macy’s, Inc.	137,939	3,260,878
Marcus Corp.	25,596	328,141
*MarineMax, Inc.	25,977	194,308
*McCormick & Schmick’s Seafood Restaurants, Inc.	15,712	140,308
#*Media General, Inc.	29,681	163,542
Men’s Wearhouse, Inc. (The)	82,560	2,017,766
#*Meredith Corp.	14,936	507,077
*Meritage Homes Corp.	28,156	515,536
*Modine Manufacturing Co.	12,724	172,028
*Mohawk Industries, Inc.	98,740	5,661,752
*Morton’s Restaurant Group, Inc.	15,422	86,363
*Movado Group, Inc.	30,500	342,820
*MTR Gaming Group, Inc.	24,135	46,581
*Multimedia Games, Inc.	34,039	133,433
*Nautilus, Inc.	23,965	35,468
*New Frontier Media, Inc.	20,483	35,640
*New York & Co., Inc.	37,502	117,006
*News Corp. Class A	2,360,850	34,137,891
News Corp. Class B	937,272	15,071,334
#*O’Charley’s, Inc.	17,132	128,490
#*Orient-Express Hotels, Ltd.	81,098	1,026,701
*Outdoor Channel Holdings, Inc.	39,378	207,916
*Palm Harbor Homes, Inc.	1,673	2,158
#*Penske Automotive Group, Inc.	59,294	797,504
Pep Boys - Manny, Moe & Jack (The)	81,600	953,904
*Perry Ellis International, Inc.	28,161	633,059
Phillips-Van Heusen Corp.	31,964	1,960,672
*Pinnacle Entertainment, Inc.	94,530	1,209,984
#*Pulte Group, Inc.	73,084	573,709
#*Radio One, Inc.	16,433	19,062
*RC2 Corp.	14,819	312,681
*Red Lion Hotels Corp.	20,734	163,177
#*Red Robin Gourmet Burgers, Inc.	41,775	848,032
Regis Corp.	57,983	1,185,752
Rent-A-Center, Inc.	76,435	1,921,576
*Retail Ventures, Inc.	69,367	942,698
*Rick’s Cabaret International, Inc.	9,575	72,674
*Rocky Brands, Inc.	10,329	94,717
#*Royal Caribbean Cruises, Ltd.	322,500	12,751,650
*Ruby Tuesday, Inc.	68,262	825,970
*Saga Communications, Inc.	6,520	132,943
#*Saks, Inc.	79,902	890,108
*Salem Communications Corp.	5,831	18,718
Scholastic Corp.	38,300	1,127,935
#*Sears Holdings Corp.	130,528	9,395,405
Service Corp. International	277,569	2,298,271
*Shiloh Industries, Inc.	25,710	259,157

1278

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Shoe Carnival, Inc.	31,193	$714,320
*Sinclair Broadcast Group, Inc. Class A	76,006	607,288
#*Skechers U.S.A., Inc. Class A	49,610	964,418
Skyline Corp.	5,123	91,343
Spartan Motors, Inc.	16,427	83,449
Speedway Motorsports, Inc.	66,513	1,017,649
*Sport Chalet, Inc. Class A	875	1,829
*Sport Chalet, Inc. Class B	299	706
Stage Stores, Inc.	60,550	807,132
Standard Motor Products, Inc.	28,160	299,341
#*Standard Pacific Corp.	92,789	336,824
*Stanley Furniture, Inc.	12,364	47,725
*Steinway Musical Instruments, Inc.	12,347	210,022
Stewart Enterprises, Inc.	85,569	475,764
*Stoneridge, Inc.	107	1,177
*Strattec Security Corp.	5,556	170,069
Superior Industries International, Inc.	40,100	719,795
*Syms Corp.	5,500	40,095
#Systemax, Inc.	7,773	100,660
*Tandy Brands Accessories, Inc.	10,432	34,217
Tandy Leather Factory, Inc.	500	2,250
*Timberland Co. Class A	3,300	69,234
*Time Warner Cable, Inc.	693,942	40,158,424
*Time Warner, Inc.	1,534,860	49,898,299
*Toll Brothers, Inc.	203,299	3,647,184
*Trans World Entertainment Corp.	5,781	10,521
*TRW Automotive Holdings Corp.	153,112	6,995,687
#*Tuesday Morning Corp.	60,500	289,795
*Unifi, Inc.	163,482	773,270
*Vail Resorts, Inc.	19,870	805,927
Walt Disney Co. (The)	1,066,209	38,500,807
*Washington Post Co.	5,780	2,324,427
#*West Marine, Inc.	26,563	260,583
*Whirlpool Corp.	85,201	6,460,792
Williams-Sonoma, Inc.	11,805	382,128
*Wyndham Worldwide Corp.	262,116	7,535,835

Total Consumer Discretionary		531,372,359

Consumer Staples — (7.0%)
Andersons, Inc. (The)	9,900	389,763
*Archer-Daniels-Midland Co.	759,376	25,302,408
B&G Foods, Inc.	53,573	656,269
Bunge, Ltd.	118,968	7,146,408
*Cagle’s, Inc. Class A	955	5,539
CCA Industries, Inc.	8,323	37,037
*Central European Distribution Corp.	57,775	1,442,642
*Central Garden & Pet Co.	37,832	391,561
*Central Garden & Pet Co. Class A	48,053	502,154
#*Chiquita Brands International, Inc.	70,190	931,421
*Constellation Brands, Inc. Class A	249,042	4,913,599
*Constellation Brands, Inc. Class B	12,715	251,121
Corn Products International, Inc.	62,117	2,643,078
*Craft Brewers Alliance, Inc.	2,546	16,600
*CVS Caremark Corp.	1,510,745	45,503,639
Del Monte Foods Co.	342,870	4,916,756
*Elizabeth Arden, Inc.	21,291	435,401
Farmer Brothers Co.	20,189	331,301
Griffin Land & Nurseries, Inc. Class A	1,500	36,900
*Hain Celestial Group, Inc.	63,205	1,563,060
*Harbinger Group, Inc.	3,064	15,810
*HQ Sustainable Maritime Industries, Inc.	10,070	33,332

1279

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
#Imperial Sugar Co.	10,122	$128,549
Ingles Markets, Inc.	10,497	192,725
Inter Parfums, Inc.	3,525	61,652
*J.M. Smucker Co.	108,204	6,955,353
#*John B. Sanfilippo & Son, Inc.	9,100	122,122
Kraft Foods, Inc.	1,821,573	58,782,161
*Mannatech, Inc.	13,238	24,755
MGP Ingredients, Inc.	3,959	35,710
*Molson Coors Brewing Co.	190,750	9,009,122
Molson Coors Brewing Co. Class A	1,908	86,814
*Nutraceutical International Corp.	18,011	292,679
Oil-Dri Corp. of America	236	5,190
*Omega Protein Corp.	33,225	187,721
*Pantry, Inc.	21,483	417,844
*Parlux Fragrances, Inc.	556	1,446
*Physicians Formula Holdings, Inc.	947	3,390
*Prestige Brands Holdings, Inc.	112,017	1,204,183
*Ralcorp Holdings, Inc.	59,647	3,701,693
Safeway, Inc.	65,503	1,500,019
*Seneca Foods Corp. Class B	300	6,918
#*Smart Balance, Inc.	65,406	232,845
*Smithfield Foods, Inc.	185,173	3,101,648
Spartan Stores, Inc.	13,615	203,544
#*SUPERVALU, Inc.	191,716	2,068,616
*Susser Holdings Corp.	14,936	204,175
Tasty Baking Co.	7,784	49,195
*Tyson Foods, Inc. Class A	405,030	6,298,216
Universal Corp.	18,490	766,226
*Winn-Dixie Stores, Inc.	92,300	618,410

Total Consumer Staples		193,728,720

Energy — (14.5%)
Adams Resources & Energy, Inc.	6,758	132,457
*Allis-Chalmers Energy, Inc.	10,958	56,324
#Alon USA Energy, Inc.	38,492	218,250
*Anadarko Petroleum Corp.	845,068	52,030,837
*Apache Corp.	80,277	8,109,583
*Approach Resources, Inc.	7,782	120,232
#*ATP Oil & Gas Corp.	13,671	196,316
*Baker Hughes, Inc.	100,807	4,670,388
*Barnwell Industries, Inc.	5,190	15,362
*Basic Energy Services, Inc.	52,227	577,631
#Berry Petroleum Corp. Class A	54,457	1,862,974
#*Bill Barrett Corp.	23,138	873,459
*Bristow Group, Inc.	41,500	1,609,370
*Bronco Drilling Co., Inc.	14,784	62,388
*Cabot Oil & Gas Corp.	15,905	460,927
*Cal Dive International, Inc.	53,900	272,734
Chesapeake Energy Corp.	818,200	17,754,940
*Chevron Corp.	122,178	10,093,125
Cimarex Energy Co.	105,300	8,081,775
*Complete Production Services, Inc.	68,227	1,598,559
*ConocoPhillips	1,766,829	104,949,643
*CVR Energy, Inc.	14,280	135,946
Delek US Holdings, Inc.	66,641	489,811
Devon Energy Corp.	11,822	768,666
*Double Eagle Petroleum Co.	4,269	18,186
#*Exterran Holdings, Inc.	85,189	2,144,207
*Exxon Mobil Corp.	49,178	3,268,862
General Maritime Corp.	12,382	47,547
#*Geokinetics, Inc.	5,381	36,698

1280

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*GeoMet, Inc.	8,744	$6,436
*GeoResources, Inc.	7,525	129,430
*Global Industries, Ltd.	15,300	88,587
*Gulfmark Offshore, Inc.	37,045	1,096,902
#*Harvest Natural Resources, Inc.	45,263	564,882
*Helix Energy Solutions Group, Inc.	93,310	1,184,104
*Helmerich & Payne, Inc.	106,356	4,549,910
#*Hercules Offshore, Inc.	7,100	16,756
Hess Corp.	378,130	23,833,534
*HKN, Inc.	15,681	57,706
#*Hornbeck Offshore Services, Inc.	16,700	371,408
#*International Coal Group, Inc.	121,496	682,808
#*Key Energy Services, Inc.	56,774	559,224
*Marathon Oil Corp.	867,037	30,840,506
*Mitcham Industries, Inc.	6,824	59,369
*Nabors Industries, Ltd.	276,982	5,788,924
National-Oilwell, Inc.	468,812	25,203,333
*Natural Gas Services Group, Inc.	17,452	274,869
*Newfield Exploration Co.	18,378	1,095,696
*Newpark Resources, Inc.	101,220	595,174
*Noble Energy, Inc.	128,034	10,432,210
*Oil States International, Inc.	43,285	2,212,729
Overseas Shipholding Group, Inc.	31,709	1,060,032
*Parker Drilling Co.	97,200	411,156
#*Patriot Coal Corp.	52,400	706,876
Patterson-UTI Energy, Inc.	120,725	2,343,272
*Petroleum Development Corp.	26,573	829,343
*PHI, Inc. Non-Voting	21,578	376,968
*PHI, Inc. Voting	1,099	18,254
*Pioneer Drilling Co.	67,927	418,430
Pioneer Natural Resources Co.	170,193	11,879,471
*Plains Exploration & Production Co.	162,430	4,526,924
*Pride International, Inc.	119,278	3,616,509
*QEP Resources, Inc.	44,578	1,472,411
*REX American Resources Corp.	4,050	67,190
*Rosetta Resources, Inc.	62,789	1,501,285
*Rowan Cos., Inc.	121,858	4,009,128
*Schlumberger, Ltd.	35,248	2,463,483
*SEACOR Holdings, Inc.	36,653	3,472,872
*Seahawk Drilling, Inc.	4,602	46,388
Southern Union Co.	—	—
#*Stone Energy Corp.	16,671	260,568
*Sunoco, Inc.	149,214	5,591,049
*Swift Energy Corp.	63,730	2,029,800
*T-3 Energy Services, Inc.	7,912	264,815
*Tesoro Petroleum Corp.	168,807	2,187,739
*Tetra Technologies, Inc.	36,718	358,368
*TGC Industries, Inc.	826	3,056
Tidewater, Inc.	49,304	2,274,394
*Union Drilling, Inc.	27,079	123,751
*Unit Corp.	57,000	2,236,110
#*USEC, Inc.	168,662	905,715
*Valero Energy Corp.	658,099	11,812,877
*Western Refining, Inc.	68,485	455,425
*Whiting Petroleum Corp.	69,755	7,006,192
*Willbros Group, Inc.	3,700	32,782

Total Energy		405,064,327

Financials — (21.0%)
1st Source Corp.	46,743	825,949
21st Century Holding Co.	16,867	60,047

1281

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Abington Bancorp, Inc.	62,892	$675,460
Access National Corp.	200	1,255
*Affirmative Insurance Holdings, Inc.	14,714	54,442
*Allegheny Corp.	9,274	2,786,652
#Alliance Bancorp, Inc. of Pennsylvania	500	3,720
*Allstate Corp. (The)	351,552	10,718,820
*Alterra Capital Holdings, Ltd.	6,534	131,987
*American Capital, Ltd.	422,803	2,951,165
#American Equity Investment Life Holding Co.	88,700	962,395
American Financial Group, Inc.	199,200	6,091,536
*American Independence Corp.	866	4,191
American National Insurance Co.	45,808	3,593,180
*American River Bankshares	634	3,671
*American Safety Insurance Holdings, Ltd.	15,049	279,460
*Ameris Bancorp	32,339	299,783
*AmeriServe Financial, Inc.	33,075	52,920
*Arch Capital Group, Ltd.	38,105	3,291,891
Argo Group International Holdings, Ltd.	38,796	1,345,833
Aspen Insurance Holdings, Ltd.	102,623	2,911,414
*Asset Acceptance Capital Corp.	5,628	32,530
Associated Banc-Corp.	212,033	2,686,458
#Assured Guaranty, Ltd.	122,989	2,342,940
Asta Funding, Inc.	8,397	69,107
*Atlantic Coast Federal Corp.	2,955	4,994
*Avatar Holdings, Inc.	21,050	383,952
Axis Capital Holdings, Ltd.	119,779	4,073,684
*B of I Holding, Inc.	12,329	158,551
Baldwin & Lyons, Inc.	300	6,855
Baldwin & Lyons, Inc. Class B	8,421	210,525
Bancorp Rhode Island, Inc.	14	407
*Bancorp, Inc.	14,041	105,167
#*BancTrust Financial Group, Inc.	34,553	100,895
Bank Mutual Corp.	59,648	287,503
*Bank of America Corp.	7,159,212	81,901,385
#*BankAtlantic Bancorp, Inc.	59,912	54,220
BankFinancial Corp.	42,139	385,572
Banner Corp.	13,022	21,617
BCB Bancorp, Inc.	2,200	19,206
Berkshire Hills Bancorp, Inc.	23,562	455,689
BlackRock, Inc.	9,400	1,607,306
Boston Private Financial Holdings, Inc.	82,355	470,247
*Cadence Financial Corp.	24,680	61,453
#Capital City Bank Group, Inc.	16,636	198,800
*Capital One Financial Corp.	571,140	21,286,388
Capital Southwest Corp.	7,289	704,336
CapitalSource, Inc.	125,238	765,204
#*Capitol Bancorp, Ltd.	1,453	1,656
Cardinal Financial Corp.	4,730	47,253
Carver Bancorp, Inc.	600	1,380
Cathay General Bancorp	67,312	915,443
*Center Financial Corp.	27,441	143,242
*Central Jersey Bancorp	6,349	47,427
*Centrue Financial Corp.	200	276
Century Bancorp, Inc. Class A	1,096	26,035
CFS Bancorp, Inc.	14,148	73,570
Chemical Financial Corp.	13,869	281,263
*Chicopee Bancorp, Inc.	1,000	11,850
Chubb Corp.	76,964	4,465,451
#Cincinnati Financial Corp.	196,782	5,793,262
*Citigroup, Inc.	9,322,022	38,872,832
*Citizens Community Bancorp, Inc.	10,355	44,268

1282

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Citizens South Banking Corp.	1,934	$8,994
CME Group, Inc.	82,877	24,005,323
#*CNA Financial Corp.	313,566	8,692,050
*CNA Surety Corp.	58,300	1,122,275
*CNO Financial Group, Inc.	60	326
#CoBiz Financial, Inc.	36,774	177,986
Codorus Valley Bancorp, Inc.	115	1,078
#*Colony Bankcorp, Inc.	200	776
Columbia Banking System, Inc.	26,498	482,529
Comerica, Inc.	32,280	1,154,978
Community Bank System, Inc.	700	16,359
*Community West Bancshares	400	1,360
*CompuCredit Holdings Corp.	56,681	319,114
*Crescent Financial Corp.	18,440	40,015
Delphi Financial Group, Inc. Class A	25,835	699,353
*Discover Financial Services	70,848	1,250,467
Donegal Group, Inc. Class A	31,434	435,361
Donegal Group, Inc. Class B	300	5,400
Eastern Insurance Holdings, Inc.	23,326	259,618
Eastern Virginia Bankshares, Inc.	560	2,033
EMC Insurance Group, Inc.	20,429	431,869
#*Encore Bancshares, Inc.	7,574	58,396
*Encore Capital Group, Inc.	24,575	499,364
Endurance Specialty Holdings, Ltd.	76,288	3,158,323
Enterprise Bancorp, Inc.	194	2,229
Enterprise Financial Services Corp.	16,205	159,943
ESB Financial Corp.	892	12,836
ESSA Bancorp, Inc.	11,480	145,222
Evans Bancorp, Inc.	1,681	23,534
Everest Re Group, Ltd.	53,099	4,475,184
F.N.B. Corp.	104,933	891,930
Farmers Capital Bank Corp.	1,347	6,062
FBL Financial Group, Inc. Class A	35,719	934,409
Federal Agricultural Mortgage Corp.	10,709	126,045
Federal Agricultural Mortgage Corp. Class A	177	1,898
Fidelity Bancorp, Inc.	400	2,310
Fidelity National Financial, Inc.	75,967	1,017,198
#*Fidelity Southern Corp.	6,517	44,775
Fifth Third Bancorp	9,221	115,816
Financial Institutions, Inc.	4,728	85,340
*First Acceptance Corp.	39,006	72,551
First Bancorp	14,510	194,289
*First Bancshares, Inc. (318687100)	400	2,778
First Bancshares, Inc. (318916103)	300	2,667
#First Busey Corp.	23,133	107,337
First Business Financial Services, Inc.	482	4,940
First Citizens BancShares, Inc.	13,000	2,428,140
First Defiance Financial Corp.	10,257	114,263
#*First Federal Bancshares of Arkansas, Inc.	380	714
*First Federal of Northern Michigan Bancorp, Inc.	1,100	2,849
First Financial Holdings, Inc.	14,857	155,256
First Financial Northwest, Inc.	26,672	101,887
*First Financial Service Corp.	900	4,374
*First Franklin Corp.	205	2,909
#*First Horizon National Corp.	5,356	54,042
First M&F Corp.	100	400
First Merchants Corp.	32,030	266,490
First Mercury Financial Corp.	23,264	379,203
First Midwest Bancorp, Inc.	38,048	407,494
First Niagara Financial Group, Inc.	36,166	428,567
#First Pactrust Bancorp, Inc.	900	10,350

1283

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*First Place Financial Corp.	21,198	$70,165
First Security Group, Inc.	17,516	28,901
First South Bancorp, Inc.	2,686	26,967
#First United Corp.	400	1,676
*FirstCity Financial Corp.	5,872	49,618
Flagstone Reinsurance Holdings SA	45,783	499,035
Flushing Financial Corp.	21,197	278,741
#*FNB United Corp.	20,714	10,357
#*Forest City Enterprises, Inc. Class A	11,499	167,770
*FPIC Insurance Group, Inc.	12,323	436,481
Fulton Financial Corp.	30,200	282,068
German American Bancorp, Inc.	10,751	181,692
*Global Indemnity P.L.C.	10,164	171,568
Great Southern Bancorp, Inc.	5,250	118,072
#*Greene Bancshares, Inc.	25,269	97,538
GS Financial Corp.	400	4,056
*Guaranty Bancorp	84,499	138,578
*Guaranty Federal Bancshares, Inc.	1,684	8,235
*Hallmark Financial Services, Inc.	27,634	247,048
Hampden Bancorp, Inc.	5,886	59,978
Hanover Insurance Group, Inc.	90,443	4,092,546
*Harris & Harris Group, Inc.	162	676
*Hartford Financial Services Group, Inc.	478,387	11,471,720
HCC Insurance Holdings, Inc.	37,078	981,825
Heartland Financial USA, Inc.	6,669	103,036
*Heritage Commerce Corp.	24,571	92,387
*Heritage Financial Corp.	4,957	66,969
HF Financial Corp.	400	4,136
*Hilltop Holdings, Inc.	21,381	213,596
Hingham Institution for Savings	500	20,000
*HMN Financial, Inc.	3,996	12,068
Home Federal Bancorp, Inc.	16,312	196,396
HopFed Bancorp, Inc.	6,649	59,974
Horace Mann Educators Corp.	58,206	1,087,870
Horizon Bancorp	300	7,575
Huntington Bancshares, Inc.	325,935	1,848,051
Independence Holding Co.	22,770	192,634
Indiana Community Bancorp	2,029	28,173
Infinity Property & Casualty Corp.	27,297	1,412,620
*Investment Technology Group, Inc.	1,600	22,784
Investors Title Co.	1,169	37,864
Jones Lang LaSalle, Inc.	18,654	1,456,131
*JPMorgan Chase & Co.	494,504	18,608,186
Kentucky First Federal Bancorp	2,800	26,460
*KeyCorp	863,158	7,069,264
#Lakeland Bancorp, Inc.	14,065	130,383
Landmark Bancorp, Inc.	1,620	25,029
Legacy Bancorp, Inc.	21,709	166,291
*Legg Mason, Inc.	163,217	5,064,624
*Lincoln National Corp.	460,953	11,284,129
LNB Bancorp, Inc.	13,395	64,564
*Loews Corp.	680,172	26,853,191
*Louisiana Bancorp, Inc.	5,606	81,119
LSB Corp.	1,805	37,905
#*M&T Bank Corp.	52,565	3,929,234
#*Macatawa Bank Corp.	19,463	36,590
*Magyar Bancorp, Inc.	500	1,760
MainSource Financial Group, Inc.	48,066	397,506
*Marlin Business Services Corp.	15,164	184,546
*Marshall & Ilsley Corp.	470,172	2,778,717
MB Financial, Inc.	2,100	31,269

1284

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
#*MBIA, Inc.	337,600	$3,784,496
#*MBT Financial Corp.	23,713	45,766
Meadowbrook Insurance Group, Inc.	106,876	922,340
Medallion Financial Corp.	25,389	203,874
#*Mercantile Bancorp, Inc.	163	292
Mercantile Bank Corp.	3,316	13,828
Mercer Insurance Group, Inc.	14,786	271,323
*Meridian Interstate Bancorp, Inc.	3,096	32,849
Meta Financial Group, Inc.	1,251	15,988
*MetLife, Inc.	1,000,002	40,330,081
*Metro Bancorp, Inc.	1,530	15,468
*MetroCorp Bancshares, Inc.	2,250	7,290
*MF Global Holdings, Ltd.	111,753	875,026
#*MGIC Investment Corp.	30,175	266,144
MicroFinancial, Inc.	5,900	23,836
MidWestOne Financial Group, Inc.	541	7,958
MutualFirst Financial, Inc.	2,300	18,607
#*National Financial Partners Corp.	27,512	379,666
National Penn Bancshares, Inc.	56,814	368,723
National Western Life Insurance Co. Class A	900	144,009
*Navigators Group, Inc. (The)	9,585	440,622
Nelnet, Inc. Class A	7,100	159,537
*New Century Bancorp, Inc.	600	2,382
New Hampshire Thrift Bancshares, Inc.	3,667	43,014
New Westfield Financial, Inc.	13,363	112,917
New York Community Bancorp, Inc.	2,400	40,632
NewAlliance Bancshares, Inc.	169,860	2,189,495
*NewBridge Bancorp	6,172	24,379
*Newport Bancorp, Inc.	700	8,372
#*NewStar Financial, Inc.	52,589	400,202
*North Valley Bancorp	4,538	7,578
Northeast Community Bancorp, Inc.	18,190	108,776
#Northfield Bancorp, Inc.	183	2,077
Northrim Bancorp, Inc.	6,379	108,762
NYMAGIC, Inc.	11,434	293,511
NYSE Euronext, Inc.	256,231	7,850,918
*Ocwen Financial Corp.	2,100	18,123
#*Old Republic International Corp.	357,183	4,714,816
#Old Second Bancorp, Inc.	13,150	25,906
OneBeacon Insurance Group, Ltd.	14,500	204,160
#*Pacific Mercantile Bancorp	16,756	52,949
*Pacific Premier Bancorp, Inc.	200	1,048
Parkvale Financial Corp.	102	816
PartnerRe, Ltd.	52,224	4,142,408
#*Patriot National Bancorp	2,700	9,720
#*Penson Worldwide, Inc.	33,200	170,980
Peoples Bancorp of North Carolina	300	1,530
Peoples Bancorp, Inc.	19,292	254,269
#*PHH Corp.	92,304	1,778,698
*PICO Holdings, Inc.	3,895	119,732
#*Pinnacle Financial Partners, Inc.	27,599	314,905
*PNC Financial Services Group, Inc.	153,526	8,275,051
Porter Bancorp, Inc.	1,654	18,359
*Preferred Bank	9,798	16,853
Premier Financial Bancorp, Inc.	1,301	8,704
Presidential Life Corp.	29,727	284,487
#Princeton National Bancorp, Inc.	1,100	5,335
*ProAssurance Corp.	7,236	415,998
Prosperity Bancshares, Inc.	14,227	442,317
Protective Life Corp.	96,837	2,321,183
Provident Financial Holdings, Inc.	544	3,694

1285

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Provident Financial Services, Inc.	97,245	$1,229,177
Provident New York Bancorp	79,163	702,176
*Prudential Financial, Inc.	501,027	26,344,000
Pulaski Financial Corp.	5,450	38,695
Radian Group, Inc.	217,050	1,647,410
Regions Financial Corp.	1,304,230	8,216,649
Reinsurance Group of America, Inc.	169,166	8,470,142
Renasant Corp.	50,363	823,435
Resource America, Inc.	21,502	132,667
*Riverview Bancorp, Inc.	15,319	33,395
Rome Bancorp, Inc.	12,761	139,095
#*Royal Bancshares of Pennsylvania, Inc. Class A	33	55
Safety Insurance Group, Inc.	19,758	917,957
Sanders Morris Harris Group, Inc.	55,286	320,659
Sandy Spring Bancorp, Inc.	28,531	496,439
Savannah Bancorp, Inc. (The)	2,998	24,104
SeaBright Holdings, Inc.	50,290	420,927
*Seacoast Banking Corp. of Florida	390	488
Selective Insurance Group, Inc.	82,800	1,400,976
SI Financial Group, Inc.	6,062	38,615
Simmons First National Corp.	4,711	128,092
Somerset Hills Bancorp	4,317	36,694
*Southcoast Financial Corp.	100	345
*Southern Community Financial Corp.	29,890	48,721
*Southern First Bancshares, Inc.	915	6,062
Southern Missouri Bancorp, Inc.	41	650
#Southwest Bancorp, Inc.	31,985	316,652
State Auto Financial Corp.	66,871	1,047,200
StellarOne Corp.	24,967	319,078
#Stewart Information Services Corp.	12,271	132,772
*Stratus Properties, Inc.	3,069	27,191
Student Loan Corp.	1,100	32,802
*Sun Bancorp, Inc.	23,158	91,474
*SunTrust Banks, Inc.	594,272	14,868,685
#*Superior Bancorp	5,362	4,493
Susquehanna Bancshares, Inc.	124,870	986,473
*Taylor Capital Group, Inc.	6,643	80,115
Teche Holding Co.	600	19,500
*Tennessee Commerce Bancorp, Inc.	693	2,890
TF Financial Corp.	600	13,350
Timberland Bancorp, Inc.	2,600	9,906
#TowneBank	6,871	99,630
Transatlantic Holdings, Inc.	91,903	4,834,098
Travelers Cos., Inc. (The)	450,950	24,892,440
*Tree.com, Inc.	5,129	37,955
Umpqua Holdings Corp.	92,268	1,014,948
Unico American Corp.	1,900	18,031
Union First Market Bankshares Corp.	17,096	219,855
*United Community Banks, Inc.	38,189	74,850
United Financial Bancorp, Inc.	16,165	218,874
United Fire & Casualty Co.	41,412	829,482
*United PanAm Financial Corp.	10,652	49,532
*United Security Bancshares	351	1,720
Unitrin, Inc.	90,527	2,199,806
*Unity Bancorp, Inc.	3,306	19,505
*Unum Group	530,100	11,884,842
Validus Holdings, Ltd.	74,341	2,108,311
*Virginia Commerce Bancorp, Inc.	36,793	195,371
VIST Financial Corp.	271	1,873
Washington Banking Co.	1,403	17,664
Washington Federal, Inc.	57,626	866,119

1286

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Waterstone Financial, Inc.	1,300	$4,862
Webster Financial Corp.	44,870	768,174
WesBanco, Inc.	34,885	579,440
Wesco Financial Corp.	12,304	4,471,274
*West Bancorporation, Inc.	18,338	120,481
*West Coast Bancorp	489	1,286
#*Western Alliance Bancorp	28,882	174,447
White Mountains Insurance Group, Ltd.	18,187	5,805,290
White River Capital, Inc.	300	5,772
Whitney Holding Corp.	61,531	509,477
Wilshire Bancorp, Inc.	5,112	34,302
Wintrust Financial Corp.	8,110	242,813
WR Berkley Corp.	21,887	602,330
WSB Holdings, Inc.	100	238
*Yadkin Valley Financial Corp.	16,710	38,934
*Zions Bancorporation	175,880	3,633,681
*ZipRealty, Inc.	10,228	33,139
Total Financials		584,137,721

Health Care — (5.6%)
*Accelrys, Inc.	18,866	136,778
*Aetna, Inc.	503,313	15,028,926
*Affymetrix, Inc.	8,578	38,429
*Albany Molecular Research, Inc.	35,737	228,717
#*Alere, Inc.	74,130	2,190,541
*Allied Healthcare International, Inc.	65,062	184,125
*Allied Healthcare Products, Inc.	1,000	3,700
*American Dental Partners, Inc.	25,798	300,805
*Amsurg Corp.	28,998	524,284
Analogic Corp.	8,599	392,372
*AngioDynamics, Inc.	47,752	679,033
*Anika Therapeutics, Inc.	17,185	111,359
*ARCA Biopharma, Inc.	240	934
Arrhythmia Research Technology, Inc.	1,200	6,660
#*Assisted Living Concepts, Inc.	17,742	572,179
*BioClinica, Inc.	9,550	38,486
*BioScrip, Inc.	37,700	212,251
*BMP Sunstone Corp.	8,109	79,793
*Boston Scientific Corp.	1,019,920	6,507,090
#*Brookdale Senior Living, Inc.	16,954	318,396
*Cambrex Corp.	21,451	97,173
Cantel Medical Corp.	8,807	163,106
*Capital Senior Living Corp.	45,270	269,809
Cardinal Health, Inc.	121,309	4,208,209
*CareFusion Corp.	207,163	5,000,915
*Celera Corp.	91,861	523,608
*Community Health Systems, Inc.	105,314	3,167,845
*CONMED Corp.	43,239	951,690
Cooper Cos., Inc.	65,164	3,215,192
*Coventry Health Care, Inc.	141,956	3,324,610
*Cross Country Healthcare, Inc.	35,618	260,011
*Cutera, Inc.	22,757	164,533
Daxor Corp.	545	4,960
*Digirad Corp.	26,648	51,164
#*Dynacq Healthcare, Inc.	909	1,991
*Five Star Quality Care, Inc.	28,899	156,922
*Gentiva Health Services, Inc.	28,510	663,713
*Greatbatch, Inc.	29,721	646,432
*Health Net, Inc.	103,073	2,771,633
*HealthSpring, Inc.	86,917	2,537,107
*Healthways, Inc.	20,167	211,350

1287

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
Hill-Rom Holdings, Inc.	30,037	$1,163,934
*Hologic, Inc.	305,036	4,886,677
*Humana, Inc.	236,814	13,803,888
*IntegraMed America, Inc.	3,874	32,929
Invacare Corp.	26,628	718,956
*Kendle International, Inc.	11,329	103,207
Kewaunee Scientific Corp.	1,631	18,251
*Kindred Healthcare, Inc.	43,118	591,579
*King Pharmaceuticals, Inc.	426,520	6,030,993
*LCA-Vision, Inc.	15,957	111,061
*LeMaitre Vascular, Inc.	5,200	33,800
*LifePoint Hospitals, Inc.	82,208	2,788,495
*Martek Biosciences Corp.	20,816	456,911
*Maxygen, Inc.	7,628	48,895
*MedCath Corp.	30,240	299,678
*Medical Action Industries, Inc.	31,829	315,744
#*MediciNova, Inc.	623	3,246
Medicis Pharmaceutical Corp. Class A	600	17,850
*MEDTOX Scientific, Inc.	12,527	146,942
*Misonix, Inc.	4,083	9,391
*Molina Healthcare, Inc.	12,070	312,854
*Nighthawk Radiology Holdings, Inc.	7,885	50,543
*NovaMed, Inc.	10,734	126,124
Omnicare, Inc.	197,388	4,760,999
*Osteotech, Inc.	24,810	161,017
*Palomar Medical Technologies, Inc.	2,988	31,613
*PDI, Inc.	20,276	177,821
*Prospect Medical Holdings, Inc.	15,011	126,693
#*Psychiatric Solutions, Inc.	47,848	1,612,478
*Regeneration Technologies, Inc.	30,600	75,582
*Res-Care, Inc.	40,983	542,205
#*Sirona Dental Systems, Inc.	64	2,410
*Skilled Healthcare Group, Inc.	29,820	111,825
*SRI/Surgical Express, Inc.	2,127	6,626
*Sun Healthcare Group, Inc.	26,710	254,012
*SunLink Health Systems, Inc.	1,750	3,202
*Symmetry Medical, Inc.	47,751	422,596
Teleflex, Inc.	37,423	2,086,332
*Theragenics Corp.	21,383	26,087
*Thermo Fisher Scientific, Inc.	499,520	25,685,318
*TomoTherapy, Inc.	29,955	114,428
*Triple-S Management Corp.	17,739	299,257
Universal American Corp.	85,628	1,376,898
#*Viropharma, Inc.	103,779	1,697,824
*Vital Images, Inc.	20,078	267,037
*WellCare Health Plans, Inc.	14,767	410,227
*WellPoint, Inc.	501,340	27,242,816
Young Innovations, Inc.	2,745	76,229
Total Health Care		155,590,311

Industrials — (13.4%)
*A.T. Cross Co.	18,431	129,017
*AAR Corp.	15,400	339,416
#Aceto Corp.	24,445	180,160
Aircastle, Ltd.	54,200	499,182
Alamo Group, Inc.	25,037	600,888
*Alaska Air Group, Inc.	59,445	3,138,696
Albany International Corp.	20,836	425,054
Alexander & Baldwin, Inc.	66,838	2,301,232
*Allied Defense Group, Inc.	10,969	29,616
*Allied Motion Technologies, Inc.	262	1,258

1288

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Amerco, Inc.	30,877	$2,541,795
*American Railcar Industries, Inc.	21,641	333,488
*American Reprographics Co.	7,186	51,164
Ameron International Corp.	9,647	663,328
*AMREP Corp.	966	9,621
Apogee Enterprises, Inc.	25,200	264,348
Applied Industrial Technologies, Inc.	53,325	1,621,613
Arkansas Best Corp.	25,200	638,316
#*Armstrong World Industries, Inc.	91,332	3,813,111
*Atlas Air Worldwide Holdings, Inc.	37,246	1,946,476
Baldor Electric Co.	19,655	825,903
Barnes Group, Inc.	46,604	847,727
Barrett Business Services, Inc.	14,100	216,435
*BlueLinx Holdings, Inc.	26,407	83,182
Bowne & Co., Inc.	20,126	228,430
Briggs & Stratton Corp.	39,300	691,680
*BTU International, Inc.	1,600	11,488
*CAI International, Inc.	12,599	207,883
Cascade Corp.	10,500	371,595
*Casella Waste Systems, Inc.	3,836	18,911
CDI Corp.	45,330	649,579
*CECO Environmental Corp.	8,829	48,648
*Celadon Group, Inc.	28,818	373,769
*Ceradyne, Inc.	26,425	629,179
*Champion Industries, Inc.	686	761
*Chart Industries, Inc.	3,000	69,900
Chicago Rivet & Machine Co.	700	12,894
CIRCOR International, Inc.	7,534	264,293
*Columbus McKinnon Corp.	34,771	610,579
Comfort Systems USA, Inc.	2,600	29,770
CompX International, Inc.	700	8,134
*Consolidated Graphics, Inc.	23,312	1,085,174
Courier Corp.	7,144	105,731
*Covenant Transportation Group, Inc.	7,080	51,826
*CPI Aerostructures, Inc.	5,826	64,727
*CSX Corp.	562,627	34,573,429
Ducommun, Inc.	16,345	350,927
*Dycom Industries, Inc.	35,250	377,175
*Eagle Bulk Shipping, Inc.	19,733	101,230
#Eastern Co.	10,193	180,722
*Eaton Corp.	105,095	9,335,589
Ecology & Environment, Inc. Class A	900	12,132
Encore Wire Corp.	9,832	204,112
*EnerSys	51,339	1,353,296
Ennis, Inc.	48,483	874,633
*EnPro Industries, Inc.	2,531	88,939
Espey Manufacturing & Electronics Corp.	1,864	45,202
*Esterline Technologies Corp.	44,968	2,717,866
*ExpressJet Holdings, Inc.	10,860	73,088
Federal Signal Corp.	31,295	176,817
FedEx Corp.	164,882	14,463,449
*Flow International Corp.	23,633	62,391
*Franklin Covey Co.	7,294	61,124
*Frozen Food Express Industries	8,986	28,396
G & K Services, Inc. Class A	29,714	734,530
GATX Corp.	65,445	2,071,989
#*Genco Shipping & Trading, Ltd.	2,886	47,763
*Gencor Industries, Inc.	8,766	64,255
General Electric Co.	3,570,080	57,192,682
*GEO Group, Inc. (The)	11,440	293,436
#*Gibraltar Industries, Inc.	49,501	451,944

1289

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*GP Strategies Corp.	19,900	$172,732
Great Lakes Dredge & Dock Corp.	79,907	494,624
*Greenbrier Cos., Inc.	20,425	371,735
*Griffon Corp.	72,870	859,137
#*H&E Equipment Services, Inc.	66,829	649,578
Hardinge, Inc.	20,285	161,874
*Herley Industries, Inc.	5,800	96,338
#*Hertz Global Holdings, Inc.	389,227	4,406,050
#*Hoku Corp.	400	1,120
Horizon Lines, Inc.	64,300	277,133
*Hudson Highland Group, Inc.	27,252	95,927
*Hurco Cos., Inc.	8,210	151,064
*Identive Group, Inc.	18,612	41,319
Insteel Industries, Inc.	6,767	58,129
*Interline Brands, Inc.	74,162	1,489,915
International Shipholding Corp.	9,397	262,834
Intersections, Inc.	34,178	332,210
#*JetBlue Airways Corp.	324,893	2,267,753
*Kadant, Inc.	6,383	125,490
*Kansas City Southern.	61,464	2,693,352
KBR, Inc.	52,550	1,334,770
*Kelly Services, Inc. Class A	44,445	660,008
Kennametal, Inc.	16,600	566,724
*Key Technology, Inc.	3,199	47,985
Kimball International, Inc. Class B	25,521	155,168
*Korn/Ferry International	19,900	350,837
L.S. Starrett Co. Class A	4,097	47,771
*L-3 Communications Holdings, Inc.	98,670	7,122,987
*Ladish Co., Inc.	45,562	1,457,528
Lawson Products, Inc.	10,838	199,744
*Layne Christensen Co.	17,800	497,332
*LECG Corp.	20,503	17,633
*LGL Group, Inc.	400	10,384
*LMI Aerospace, Inc.	14,827	242,125
LSI Industries, Inc.	24,154	223,424
*Lydall, Inc.	14,201	105,513
*M&F Worldwide Corp.	25,779	692,940
Manpower, Inc.	33,874	1,853,924
Marten Transport, Ltd.	31,777	674,943
*Masco Corp.	21,520	229,403
McGrath Rentcorp	13,590	343,963
*Metalico, Inc.	74,246	322,228
*MFRI, Inc.	8,800	76,472
Miller Industries, Inc.	20,010	269,335
#*Mobile Mini, Inc.	54,461	949,255
*Moog, Inc.	34,415	1,294,004
Mueller Industries, Inc.	24,187	711,098
Mueller Water Products, Inc.	136,335	411,732
NACCO Industries, Inc. Class A	9,434	936,419
National Technical Systems, Inc.	15,600	123,552
*Norfolk Southern Corp.	545,229	33,526,131
*Northrop Grumman Corp.	328,338	20,754,245
#*Northwest Pipe Co.	12,085	227,440
*Ocean Power Technologies, Inc.	8,500	55,590
*On Assignment, Inc.	57,765	326,372
*Owens Corning, Inc.	152,823	4,132,334
*P.A.M. Transportation Services, Inc.	20,590	226,078
*Park-Ohio Holdings Corp.	5,316	84,471
Pentair, Inc.	21,830	714,496
*PGT, Inc.	500	1,050
*Pike Electric Corp.	17,263	130,508

1290

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Pinnacle Airlines Corp.	13,732	$79,096
*Polypore International, Inc.	5,700	189,639
Portec Rail Products, Inc.	7,637	88,589
#*PowerSecure International, Inc.	17,790	167,404
Providence & Worcester Railroad Co.	1,200	15,624
*R. R. Donnelley & Sons Co.	68,112	1,256,666
*RCM Technologies, Inc.	19,013	96,016
#*Republic Airways Holdings, Inc.	48,800	453,352
Republic Services, Inc.	351,978	10,492,464
*Rush Enterprises, Inc. Class A	33,846	537,813
*Rush Enterprises, Inc. Class B	18,522	278,015
*Ryder System, Inc.	89,844	3,930,675
*Saia, Inc.	17,004	246,218
Schawk, Inc.	50,941	989,274
*School Specialty, Inc.	27,776	372,198
Seaboard Corp.	2,041	3,784,116
*SFN Group, Inc.	47,178	357,609
SIFCO Industries, Inc.	6,623	90,470
SkyWest, Inc.	92,800	1,406,848
*SL Industries, Inc.	300	4,557
*Southwest Airlines Co.	1,077,730	14,829,565
*Sparton Corp.	3,963	28,970
#SPX Corp.	4,924	330,203
Standex International Corp.	29,500	794,435
Steelcase, Inc. Class A	94,510	794,829
Superior Uniform Group, Inc.	8,978	94,628
*Supreme Industries, Inc.	1,365	3,140
*Sypris Solutions, Inc.	10,366	34,519
TAL International Group, Inc.	27,896	781,646
Technology Research Corp.	11,621	42,533
*Tecumseh Products Co. Class A	11,200	145,040
*Tecumseh Products Co. Class B	1,400	17,024
Textainer Group Holdings, Ltd.	200	5,196
Timken Co.	73,772	3,055,636
#Titan International, Inc.	25,647	389,065
*Titan Machinery, Inc.	13,585	264,092
Todd Shipyards Corp.	8,732	142,856
*TRC Cos., Inc.	29,513	71,421
Tredegar Industries, Inc.	40,177	775,014
*Trimas Corp.	6,336	100,299
Trinity Industries, Inc.	93,807	2,132,233
#Triumph Group, Inc.	36,256	3,030,639
*Tufco Technologies, Inc.	1,000	3,240
*Tutor Perini Corp.	40,371	937,011
Twin Disc, Inc.	10,658	216,997
*U.S. Home Systems, Inc.	4,314	13,330
UniFirst Corp.	14,500	667,435
*Union Pacific Corp.	660,982	57,954,902
*United Capital Corp.	300	8,112
*United Rentals, Inc.	22,200	417,138
#Universal Forest Products, Inc.	31,800	958,452
*URS Corp.	86,998	3,386,832
*USA Truck, Inc.	15,305	209,985
*Valpey Fisher Corp.	1,464	4,538
*Versar, Inc.	6,026	19,283
Viad Corp.	27,199	542,892
Virco Manufacturing Corp.	12,601	36,921
*Vishay Precision Group, Inc.	9,257	157,369
*Volt Information Sciences, Inc.	41,779	337,574
#Watts Water Technologies, Inc.	53,615	1,885,640
*WCA Waste Corp.	29,254	145,100

1291

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*WESCO International, Inc.	39,596	$1,695,501
*Willdan Group, Inc.	1,000	3,380
*Willis Lease Finance Corp.	7,300	89,571

Total Industrials		372,480,152

Information Technology — (5.3%)
*Actel Corp.	5,994	125,035
*ActivIdentity Corp.	63,497	205,095
Activision Blizzard, Inc.	982,162	11,265,398
*Adept Technology, Inc.	700	4,438
*ADPT Corp.	126,570	379,710
*Advanced Analogic Technologies, Inc.	22,228	83,577
*Agilysys, Inc.	21,014	126,084
*Amtech Systems, Inc.	10,600	177,444
*Anadigics, Inc.	400	2,708
*AOL, Inc.	51,712	1,379,676
*Arris Group, Inc.	108,150	1,006,876
*Arrow Electronics, Inc.	182,170	5,394,054
Astro-Med, Inc.	2,897	20,366
#*ATMI, Inc.	3,100	54,777
*Aviat Networks, Inc.	45,592	207,444
*Avid Technology, Inc.	47,121	594,667
AVX Corp.	284,361	4,077,737
*Aware, Inc.	22,140	62,878
*AXT, Inc.	30,000	247,500
Bel Fuse, Inc. Class A	4,174	97,672
Bel Fuse, Inc. Class B	20,997	478,942
*Benchmark Electronics, Inc.	93,903	1,542,826
Black Box Corp.	27,128	900,650
*Brooks Automation, Inc.	34,786	236,197
*Bsquare Corp.	5,200	19,500
*Cascade Microtech, Inc.	24,071	86,656
*Checkpoint Systems, Inc.	39,900	877,800
*Ciber, Inc.	42,600	156,342
Cohu, Inc.	41,402	594,119
*Comarco, Inc.	9,299	19,528
Communications Systems, Inc.	12,753	151,251
*Computer Sciences Corp.	225,553	11,063,375
*Concurrent Computer Corp.	13,740	87,799
*Convergys Corp.	197,364	2,234,160
*CoreLogic, Inc.	96,545	1,696,296
*CPI International, Inc.	19,865	280,494
*CSP, Inc.	2,414	11,056
CTS Corp.	28,690	291,203
*CyberOptics Corp.	9,134	69,418
*Datalink Corp.	5,600	23,632
*Dataram Corp.	11,134	27,167
DDi Corp.	30,020	308,606
*Digi International, Inc.	35,811	345,934
*DSP Group, Inc.	54,868	392,855
*Dynamics Research Corp.	16,586	187,422
*Edgewater Technology, Inc.	13,603	39,993
Electro Rent Corp.	44,177	656,470
#*Electro Scientific Industries, Inc.	38,559	448,056
*Electronics for Imaging, Inc.	73,756	1,009,720
*EMS Technologies, Inc.	10,708	191,031
#*Emulex Corp.	8,000	91,200
*EndWave Corp.	15,115	35,823
*Epicor Software Corp.	75,794	712,464
*ePlus, Inc.	6,954	146,243
*Euronet Worldwide, Inc.	19,297	348,504

1292

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Exar Corp.	44,300	$294,595
*Fairchild Semiconductor International, Inc.	144,238	1,625,562
*Frequency Electronics, Inc.	16,953	101,718
*Gerber Scientific, Inc.	50,097	335,149
*Globecomm Systems, Inc.	41,466	371,121
*GSI Technology, Inc.	29,771	206,908
*GTSI Corp.	8,203	37,652
*Hackett Group, Inc.	54,740	213,486
*Henry Bros. Electronics, Inc.	8,085	56,110
*Hutchinson Technology, Inc.	24,300	82,863
*Hypercom Corp.	35,833	213,565
*I.D. Systems, Inc.	13,298	29,920
*IAC/InterActiveCorp	178,991	4,993,849
*Ikanos Communications, Inc.	3,682	4,197
*Imation Corp.	43,641	425,063
*InfoSpace, Inc.	65,156	549,917
*Ingram Micro, Inc.	277,679	4,903,811
*Insight Enterprises, Inc.	23,362	353,233
#*Integrated Silicon Solution, Inc.	34,977	262,677
*Internap Network Services Corp.	37,646	188,230
*International Rectifier Corp.	80,500	1,870,015
*Internet Brands, Inc.	39,954	528,991
*Internet Capital Group, Inc.	51,999	649,468
*Interphase Corp.	4,460	6,735
*Intevac, Inc.	12,540	126,654
*IntriCon Corp.	2,835	12,190
*INX, Inc.	500	2,770
*IXYS Corp.	13,922	142,561
Keithley Instruments, Inc.	3,742	80,752
*KEY Tronic Corp.	15,546	99,494
Keynote Systems, Inc.	18,330	223,443
*KVH Industries, Inc.	1,841	25,848
#*L-1 Identity Solutions, Inc.	111,378	1,313,147
*Lattice Semiconductor Corp.	131,578	639,469
*LoJack Corp.	2,101	10,274
*LookSmart, Ltd.	27,679	60,063
#*Loral Space & Communications, Inc.	30,476	1,695,380
Marchex, Inc.	38,553	247,510
*Measurement Specialties, Inc.	6,983	156,000
*Mentor Graphics Corp.	36,684	396,187
*Mercury Computer Systems, Inc.	4,566	72,325
Methode Electronics, Inc.	48,539	450,927
#*Micron Technology, Inc.	557,108	4,607,283
*Microtune, Inc.	18,577	53,688
*MKS Instruments, Inc.	61,200	1,263,780
*ModusLink Global Solutions, Inc.	68,955	457,172
*MoSys, Inc.	15,138	71,603
*Motorola, Inc.	1,624,811	13,242,210
*Nanometrics, Inc.	11,564	155,767
*Newport Corp.	8,439	122,619
*Nu Horizons Electronics Corp.	18,632	129,679
O.I. Corp.	400	4,996
*Occam Networks, Inc.	12,298	90,636
#*OmniVision Technologies, Inc.	36,897	1,001,016
*Oplink Communications, Inc.	23,684	413,996
*Opnext, Inc.	21,152	31,940
*Optelecom-NKF, Inc.	4,229	5,751
*Optical Cable Corp.	9,195	29,608
*Orbcomm, Inc.	17,126	40,075
*PAR Technology Corp.	23,205	145,031
*PC Connection, Inc.	47,339	398,594

1293

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*PC Mall, Inc.	10,070	$62,635
*PC-Tel, Inc.	46,980	278,122
*PDF Solutions, Inc.	544	2,203
*Perceptron, Inc.	4,904	25,697
*Performance Technologies, Inc.	25,851	52,219
*Pericom Semiconductor Corp.	38,062	358,544
*Pervasive Software, Inc.	35,664	181,173
*Presstek, Inc.	7,000	12,950
—*Price Communications Liquidation Trust	47,738	—
Qualstar Corp.	12,400	20,088
*RadiSys Corp.	12,577	122,877
*RealNetworks, Inc.	165,056	495,168
*Reis, Inc.	15,919	109,841
Richardson Electronics, Ltd.	25,902	280,260
*Rofin-Sinar Technologies, Inc.	10,100	282,093
#*Rudolph Technologies, Inc.	45,105	334,679
*Sandisk Corp.	197,936	7,438,435
*SeaChange International, Inc.	30,686	246,715
Servidyne, Inc.	7,283	17,989
#*Sigma Designs, Inc.	6,772	77,269
*Silicon Image, Inc.	29,804	183,295
#*Skyworks Solutions, Inc.	33,004	756,122
*Smart Modular Technologies (WWH), Inc.	46,800	345,852
*Spectrum Control, Inc.	19,047	290,657
#*Standard Microsystems Corp.	20,851	503,343
*StarTek, Inc.	31,181	127,218
*Support.com, Inc.	58,408	331,173
Sycamore Networks, Inc.	47,495	1,448,123
*Symmetricom, Inc.	90,588	564,363
*SYNNEX Corp.	60,100	1,745,304
*Tech Data Corp.	85,452	3,673,581
*TechTarget, Inc.	19,428	101,803
*TechTeam Global, Inc.	19,182	140,220
*Tellabs, Inc.	223,051	1,521,208
*Telular Corp.	24,670	91,279
Tessco Technologies, Inc.	12,917	195,047
TheStreet.com, Inc.	36,282	111,023
*Tier Technologies, Inc.	3,839	21,921
*Tollgrade Communications, Inc.	19,226	152,847
*Triquint Semiconductor, Inc.	57,628	593,568
*TSR, Inc.	1,300	2,990
*TTM Technologies, Inc.	66,931	701,437
United Online, Inc.	51,420	317,776
*UTStarcom, Inc.	154,209	311,502
*Vicon Industries, Inc.	5,787	24,190
*Video Display Corp.	600	2,466
*Virtusa Corp.	39,100	557,566
*Vishay Intertechnology, Inc.	236,119	2,668,145
*Web.com Group, Inc.	26,373	163,513
*WPCS International, Inc.	9,161	30,323
Xerox Corp.	1,791,473	20,960,234
*Zoran Corp.	82,007	580,610
*Zygo Corp.	24,384	260,909

Total Information Technology		147,479,706

Materials — (3.3%)
A. Schulman, Inc.	25,754	558,862
*A.M. Castle & Co.	38,646	595,148
*Alcoa, Inc.	1,145,369	15,038,695
*American Pacific Corp.	7,647	46,035
Ashland, Inc.	112,560	5,811,473

1294

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
*Boise, Inc.	62,904	$456,054
*Brush Engineered Materials, Inc.	17,890	593,053
Buckeye Technologies, Inc.	37,822	682,687
Cabot Corp.	70,706	2,405,418
*Coeur d’Alene Mines Corp.	133,765	2,756,897
Commercial Metals Co.	51,008	707,991
*Continental Materials Corp.	100	1,784
*Core Molding Technologies, Inc.	2,488	11,918
Cytec Industries, Inc.	64,700	3,203,944
Dow Chemical Co. (The)	515,627	15,896,780
Friedman Industries, Inc.	17,453	118,157
*Graphic Packaging Holding Co.	95,669	350,149
Haynes International, Inc.	4,779	173,287
*Headwaters, Inc.	67,190	228,446
#*Hecla Mining Co.	9,000	62,010
*Horsehead Holding Corp.	43,538	475,870
Innophos Holdings, Inc.	18,600	682,992
*Innospec, Inc.	2,400	40,632
*International Paper Co.	493,615	12,478,587
Kaiser Aluminum Corp.	27,181	1,222,873
*KapStone Paper & Packaging Corp.	38,340	490,752
KMG Chemicals, Inc.	284	3,973
*Kronos Worldwide, Inc.	3,219	130,209
*Louisiana-Pacific Corp.	153,257	1,186,209
*MeadWestavco Corp.	188,451	4,848,844
Minerals Technologies, Inc.	4,300	252,281
*Mod-Pac Corp.	1,501	7,460
Myers Industries, Inc.	65,520	578,542
Neenah Paper, Inc.	13,947	214,086
NL Industries, Inc.	51,662	593,596
*Northern Technologies International Corp.	3,035	44,068
Olympic Steel, Inc.	5,500	123,310
#*OM Group, Inc.	42,299	1,407,288
P.H. Glatfelter Co.	50,000	622,000
*Penford Corp.	34,718	206,225
*PolyOne Corp.	117,993	1,524,470
Quaker Chemical Corp.	2,300	83,766
Reliance Steel & Aluminum Co.	94,901	3,971,607
RMX Holdings, Inc.	2,439	1,305
*Rock of Ages Corp.	1,200	6,288
*RTI International Metals, Inc.	50,032	1,555,995
Schnitzer Steel Industries, Inc. Class A	15,822	817,839
Schweitzer-Maudoit International, Inc.	8,100	519,858
*Spartech Corp.	32,120	271,735
#*Stillwater Mining Co.	2,109	37,540
Synalloy Corp.	5,144	48,199
#Temple-Inland, Inc.	122,582	2,539,899
Texas Industries, Inc.	46,594	1,592,117
*Titanium Metals Corp.	7,100	139,586
*Universal Stainless & Alloy Products, Inc.	8,188	236,961
Westlake Chemical Corp.	105,000	3,355,800
#Worthington Industries, Inc.	60,435	930,699
*Zoltek Cos., Inc.	34,022	326,611

Total Materials		93,268,860

Other — (0.0%)
—*Concord Camera Corp. Escrow Shares	—	—
—*ePresence, Inc. Escrow Shares	6,400	—
—*MAIR Holdings, Inc. Escrow Shares	1,415	—
—#*Pelican Financial, Inc. Escrow Shares	300	—

1295

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Other — (Continued)
•*Petrocorp, Inc. Escrow Shares	900	$54

Total Other		54

Telecommunication Services — (5.0%)
*Arbinet Corp.	800	5,360
*AT&T, Inc.	4,065,906	115,878,321
*General Communications, Inc. Class A	47,997	501,569
*Sprint Nextel Corp.	3,820,377	15,739,953
*SureWest Communications.	12,484	99,872
Telephone & Data Systems, Inc.	80,200	2,793,366
Telephone & Data Systems, Inc. Special Shares.	67,452	2,012,093
*United States Cellular Corp.	33,568	1,559,569
*Xeta Corp.	18,366	66,852

Total Telecommunication Services		138,656,955

Utilities — (1.3%)
*AES Corp.	427,199	5,100,756
*Calpine Corp.	434,531	5,431,637
Maine & Maritimes Corp.	1,600	71,600
#*Mirant Corp.	172,860	1,834,045
*Public Service Enterprise Group, Inc.	655,441	21,203,516
Questar Corp.	95,191	1,615,391
*RRI Energy, Inc.	215,926	811,882
Unitil Corp.	8,487	184,338

Total Utilities		36,253,165

TOTAL COMMON STOCKS		2,658,032,330

RIGHTS/WARRANTS — (0.0%)
—*Lantronix, Inc. Warrants	33	—

TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	9,057,730	9,057,730

	Shares/ Face Amount (000)
SECURITIES LENDING COLLATERAL — (4.2%)
§@DFA Short Term Investment Fund	115,534,176	115,534,176
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.23%, 11/01/10 (Collateralized by $541,436 FNMA 3.500%, 10/01/20, valued at $566,452) to be repurchased at $549,963	$550	549,952

TOTAL SECURITIES LENDING COLLATERAL		116,084,128

TOTAL INVESTMENTS — (100.0%) (Cost $2,486,204,226)		$2,783,174,188

1296

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value†
COMMON STOCKS — (94.0%)
Consumer Discretionary — (11.3%)
*1-800-FLOWERS.COM, Inc.	1,200	$2,160
*99 Cents Only Stores	7,100	109,482
#Aaron’s, Inc.	7,350	138,621
*Abercrombie & Fitch Co.	8,850	379,311
*AC Moore Arts & Crafts, Inc.	1,068	2,403
Acme United Corp.	400	3,920
Advance Auto Parts, Inc.	10,000	649,800
*Aeropostale, Inc.	9,825	239,534
*AFC Enterprises, Inc.	2,300	29,233
*AH Belo Corp.	200	1,454
*Aldila, Inc.	700	2,975
*Alloy, Inc.	2,291	22,337
*Amazon.com, Inc.	36,900	6,093,666
Ambassadors Group, Inc.	1,423	15,781
*American Apparel, Inc.	532	516
#*American Axle & Manufacturing Holdings, Inc.	6,193	57,099
American Eagle Outfitters, Inc.	18,300	292,983
American Greetings Corp. Class A	3,222	62,410
#*American Public Education, Inc.	2,200	61,512
*America’s Car-Mart, Inc.	1,100	29,337
*Amerigon, Inc.	2,000	21,560
Ameristar Casinos, Inc.	5,810	103,883
*AnnTaylor Stores Corp.	4,625	107,763
*Apollo Group, Inc. Class A	14,010	525,095
Arbitron, Inc.	2,400	60,768
#*Arctic Cat, Inc.	2,500	33,275
*Asbury Automotive Group, Inc.	3,400	49,028
*Ascent Media Corp.	235	6,401
*Audiovox Corp. Class A	1,600	10,368
*AutoNation, Inc.	18,538	430,452
*Autozone, Inc.	3,600	855,468
*Ballantyne Strong, Inc.	2,600	21,892
*Bally Technologies, Inc.	6,300	227,304
#Barnes & Noble, Inc.	3,400	50,932
*Beasley Broadcast Group, Inc.	325	1,420
#*Beazer Homes USA, Inc.	3,400	13,804
bebe stores, inc.	6,473	42,463
*Bed Bath & Beyond, Inc.	26,984	1,184,598
*Belo Corp.	6,100	35,319
*Benihana, Inc.	500	4,188
*Best Buy Co., Inc.	36,860	1,584,243
Big 5 Sporting Goods Corp.	2,146	29,014
*Big Lots, Inc.	8,052	252,591
*Biglari Holdings, Inc.	215	71,679
#*BJ’s Restaurants, Inc.	2,798	92,754
#*Blue Nile, Inc.	1,234	52,568
*Bluegreen Corp.	2,100	6,783
Blyth, Inc.	875	35,105
Bob Evans Farms, Inc.	3,500	100,450
*Bon-Ton Stores, Inc. (The)	2,096	24,062
Books-A-Million, Inc.	1,295	8,223
#*BorgWarner, Inc.	12,500	701,375
#*Boyd Gaming Corp.	5,900	49,029
Brinker International, Inc.	9,050	167,787
#*Brookfield Homes Corp.	2,400	20,016
Brown Shoe Co., Inc.	5,187	60,947
Brunswick Corp.	8,960	141,747
#Buckle, Inc.	3,825	111,269

1297

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Buffalo Wild Wings, Inc.	1,800	$84,654
#*Build-A-Bear-Workshop, Inc.	2,400	16,872
#*Cabela’s, Inc.	4,700	87,138
Cablevision Systems Corp.	26,600	711,284
*Cache, Inc.	800	3,992
*California Pizza Kitchen, Inc.	2,415	39,872
Callaway Golf Co.	6,900	47,472
*Cambium Learning Group, Inc.	16,532	51,084
*Canterbury Park Holding Corp.	500	4,183
#*Capella Education Co.	1,400	76,762
*Career Education Corp.	9,659	169,419
*Caribou Coffee Co., Inc.	1,700	18,037
*CarMax, Inc.	21,994	681,594
*Carnival Corp.	48,132	2,077,858
*Carriage Services, Inc.	3,100	16,275
*Carrols Restaurant Group, Inc.	1,578	10,667
*Carter’s, Inc.	7,100	176,790
*Casual Male Retail Group, Inc.	4,200	18,522
Cato Corp. Class A	3,450	91,252
*Cavco Industries, Inc.	1,157	36,665
CBS Corp.	5,700	96,900
CBS Corp. Class B	64,197	1,086,855
*CEC Entertainment, Inc.	2,357	78,252
*Charming Shoppes, Inc.	13,860	48,371
#*Cheesecake Factory, Inc.	5,150	149,968
Cherokee, Inc.	542	10,016
Chico’s FAS, Inc.	18,200	176,904
*Children’s Place Retail Stores, Inc. (The)	2,340	103,100
*Chipotle Mexican Grill, Inc.	3,385	711,561
#Choice Hotels International, Inc.	3,800	144,514
Christopher & Banks Corp.	3,217	19,173
Churchill Downs, Inc.	1,444	52,316
Cinemark Holdings, Inc.	5,500	96,525
#*Citi Trends, Inc.	1,200	25,176
*CKX, Inc.	3,000	12,240
*Clear Channel Outdoor Holdings, Inc.	4,227	50,217
*Coach, Inc.	29,568	1,478,400
#*Coinstar, Inc.	2,900	166,982
*Coldwater Creek, Inc.	6,649	22,407
#*Collective Brands, Inc.	8,400	128,772
Collectors Universe, Inc.	700	11,872
Columbia Sportswear Co.	1,827	95,461
*Comcast Corp. Class A	213,068	4,384,939
Comcast Corp. Special Class A	77,263	1,493,494
#*Conn’s, Inc.	1,121	4,932
#Cooper Tire & Rubber Co.	6,434	126,171
*Core-Mark Holding Co., Inc.	1,317	43,461
#*Corinthian Colleges, Inc.	8,800	45,936
CPI Corp.	1,000	24,660
Cracker Barrel Old Country Store, Inc.	2,500	134,725
#*Crocs, Inc.	9,700	135,121
*Crown Media Holdings, Inc.	2,500	7,300
CSS Industries, Inc.	1,250	20,913
*Culp, Inc.	1,566	15,879
*Cumulus Media, Inc.	2,000	6,120
#*Dana Holding Corp.	11,700	165,555
*Darden Restaurants, Inc.	14,790	676,051
*Deckers Outdoor Corp.	4,200	244,020
*dELiA*s, Inc.	1,100	1,793
#*Destination Maternity Corp.	1,300	47,489
*DeVry, Inc.	6,500	311,090

1298

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Dick’s Sporting Goods, Inc.	8,514	$245,373
#Dillard’s, Inc.	5,900	150,509
*DineEquity, Inc.	1,200	53,340
*DIRECTV Class A	90,389	3,928,306
#*Discovery Communications, Inc. Class A	13,981	623,692
*Discovery Communications, Inc. Class C	14,552	565,491
DISH Network Corp.	21,800	432,948
*Dolan Media Co.	2,800	29,960
#*Dollar Tree, Inc.	12,450	638,810
*Domino’s Pizza, Inc.	6,586	97,736
*Dorman Products, Inc.	1,189	43,387
Dover Downs Gaming & Entertainment, Inc.	2,000	6,960
*DR Horton, Inc.	29,700	310,068
#*DreamWorks Animation SKG, Inc.	7,680	271,104
#*Dress Barn, Inc. (The)	6,400	146,816
*Drew Industries, Inc.	2,900	61,103
#*drugstore.com, Inc.	5,100	8,160
#*DSW, Inc.	1,503	50,005
#*Eastman Kodak Co.	26,170	123,261
*Einstein Noah Restaurant Group, Inc.	1,130	12,498
*Empire Resorts, Inc.	938	807
#*Entercom Communications Corp.	2,510	20,958
*Entravision Communications Corp.	2,008	4,257
Ethan Allen Interiors, Inc.	3,275	49,682
#*EW Scripps Co. Class A (The)	3,400	29,716
#*Exide Technologies	9,000	53,010
*Expedia, Inc.	1,914	55,410
Family Dollar Stores, Inc.	13,612	628,466
*Famous Dave’s of America, Inc.	1,098	10,475
*Federal-Mogul Corp.	3,500	69,405
Finish Line, Inc. Class A	5,300	81,090
*Fisher Communications, Inc.	1,200	21,936
Foot Locker, Inc.	12,942	206,166
#*Ford Motor Co.	324,140	4,580,098
*Fortune Brands, Inc.	14,580	788,049
*Fossil, Inc.	6,950	409,980
Fred’s, Inc.	5,517	66,094
*Fuel Systems Solutions, Inc.	2,050	84,009
*Furniture Brands International, Inc.	4,400	22,044
Gaiam, Inc.	1,309	9,242
#*GameStop Corp. Class A	16,340	321,244
Gaming Partners International Corp.	800	4,320
Gannett Co., Inc.	22,900	271,365
*Gap, Inc.	44,861	852,808
#Garmin, Ltd.	14,855	487,838
*Gaylord Entertainment Co.	3,437	114,590
*Genesco, Inc.	2,400	78,624
Gentex Corp.	13,434	268,411
Genuine Parts Co.	15,730	752,838
*G-III Apparel Group, Ltd.	1,400	36,960
*Global Traffic Network, Inc.	2,700	17,199
*Goodyear Tire & Rubber Co.	23,460	239,761
*Great Wolf Resorts, Inc.	100	236
#*Group 1 Automotive, Inc.	2,780	98,023
#Guess?, Inc.	5,800	225,736
*Gymboree Corp.	2,600	169,156
#H&R Block, Inc.	33,820	398,738
*Hanesbrands, Inc.	8,675	215,140
Harley-Davidson, Inc.	24,000	736,320
*Harman International Industries, Inc.	6,800	228,140
Harte-Hanks, Inc.	4,200	50,736

1299

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Hasbro, Inc.	14,100	$652,125
Haverty Furniture Cos., Inc.	1,700	18,173
*Helen of Troy, Ltd.	4,400	112,860
#*hhgregg, Inc.	2,516	57,969
*Hibbett Sporting Goods, Inc.	2,888	77,832
Hillenbrand, Inc.	6,205	133,345
#*Home Depot, Inc.	168,342	5,198,401
Hooker Furniture Corp.	1,300	13,741
Hot Topic, Inc.	6,106	34,987
#*Hovnanian Enterprises, Inc.	6,300	22,428
*HSN, Inc.	3,798	113,712
*Iconix Brand Group, Inc.	7,198	125,965
*International Game Technology	26,800	417,812
International Speedway Corp.	2,675	61,097
#*Interpublic Group of Cos., Inc. (The)	50,516	522,841
*Interval Leisure Group, Inc.	4,310	61,848
*iRobot Corp.	2,385	49,799
#*Isle of Capri Casinos, Inc.	4,000	32,160
#*ITT Educational Services, Inc.	3,400	219,402
*J. Alexander’s Corp.	800	3,552
#*J. Crew Group, Inc.	5,783	184,998
*J.C. Penney Co., Inc.	24,170	753,621
*Jack in the Box, Inc.	6,300	145,908
#*JAKKS Pacific, Inc.	2,600	49,010
Jarden Corp.	7,825	250,870
*Jo-Ann Stores, Inc.	2,773	119,932
Johnson Controls, Inc.	68,851	2,418,047
*Johnson Outdoors, Inc. Class A	1,187	16,950
Jones Group, Inc. (The)	9,866	142,662
*Jos. A. Bank Clothiers, Inc.	3,300	143,880
*Journal Communications, Inc.	2,631	12,129
*K12, Inc.	1,700	47,447
KB Home	9,900	104,049
*Kenneth Cole Productions, Inc. Class A	1,100	14,795
*Kid Brands, Inc.	1,700	16,592
#*Kirkland’s, Inc.	1,700	22,865
*Knology, Inc.	3,600	52,380
*Kohl’s Corp.	29,660	1,518,592
*Kona Grill, Inc.	1,120	3,752
*Krispy Kreme Doughnuts, Inc.	6,700	37,520
*K-Swiss, Inc. Class A	2,837	34,498
*Lakeland Industries, Inc.	1,000	9,740
#*Lamar Advertising Co. Class A	5,415	184,056
#*Las Vegas Sands Corp.	65,800	3,018,904
#*La-Z-Boy, Inc.	6,000	46,620
*Leapfrog Enterprises, Inc.	3,100	17,329
*Lear Corp.	4,200	371,280
Learning Tree International, Inc.	1,342	13,017
#Leggett & Platt, Inc.	14,897	303,601
*Lennar Corp. Class A	15,500	224,905
Lennar Corp. Class B Voting	556	6,628
*Libbey, Inc.	1,600	21,264
#*Liberty Global, Inc. Class A	13,437	507,784
*Liberty Global, Inc. Class B	95	3,662
#*Liberty Global, Inc. Class C	11,626	420,745
*Liberty Media Corp. Capital Class A	10,116	582,075
*Liberty Media Corp. Interactive Class A	58,700	866,412
*Liberty Media Corp. Interactive Class B	400	5,972
*Liberty Media-Starz Corp. Series A	5,255	344,308
*Liberty Media-Starz Corp. Series B	227	14,982
#*Life Time Fitness, Inc.	3,100	112,003

1300

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Lifetime Brands, Inc.	300	$3,852
*Limited Brands, Inc.	31,260	918,731
*LIN TV Corp. Class A	2,800	11,648
#*Lincoln Educational Services Corp.	2,164	26,963
#*Live Nation Entertainment, Inc.	15,286	145,064
#*LKQ Corp.	13,389	291,077
*Lowe’s Cos., Inc.	145,940	3,112,900
*Luby’s, Inc.	1,849	9,374
#*Lumber Liquidators Holdings, Inc.	2,400	57,792
*M/I Homes, Inc.	2,200	23,276
Mac-Gray Corp.	1,591	19,331
Macy’s, Inc.	41,400	978,696
*Madison Square Garden, Inc.	6,507	135,281
*Maidenform Brands, Inc.	2,442	65,348
Marcus Corp.	2,400	30,768
*Marine Products Corp.	2,017	12,526
*MarineMax, Inc.	1,700	12,716
#*Marriott International, Inc. Class A	33,172	1,229,023
#*Martha Stewart Living Omnimedia Class A	3,500	15,260
*Mattel, Inc.	37,165	867,059
Matthews International Corp. Class A	3,400	112,268
*McClatchy Co. (The)	4,300	11,868
*McCormick & Schmick’s Seafood Restaurants, Inc.	2,212	19,753
*McDonald’s Corp.	109,625	8,525,536
*McGraw-Hill Cos., Inc.	25,200	948,780
MDC Holdings, Inc.	4,445	114,459
*Media General, Inc.	800	4,408
*Mediacom Communications Corp. Class A	5,481	37,819
Men’s Wearhouse, Inc. (The)	5,635	137,719
#*Meredith Corp.	3,900	132,405
*Meritage Homes Corp.	3,900	71,409
*MGM Resorts International	30,400	332,272
*Midas, Inc.	1,456	10,716
*Modine Manufacturing Co.	3,900	52,728
#*Mohawk Industries, Inc.	5,948	341,058
*Monarch Casino & Resort, Inc.	2,372	27,397
Monro Muffler Brake, Inc.	1,688	80,585
*Morgans Hotel Group Co.	2,500	20,175
#*Morningstar, Inc.	2,000	97,640
*Morton’s Restaurant Group, Inc.	1,090	6,104
*Movado Group, Inc.	2,362	26,549
*Multimedia Games, Inc.	2,364	9,267
*Nathan’s Famous, Inc.	1,109	17,777
National CineMedia, Inc.	5,600	103,712
National Presto Industries, Inc.	737	82,492
#*Netflix, Inc.	6,500	1,127,750
*New Frontier Media, Inc.	200	348
*New York & Co., Inc.	5,059	15,784
*New York Times Co. Class A (The)	12,700	97,409
*Newell Rubbermaid, Inc.	28,884	509,803
*News Corp. Class A	177,884	2,572,203
News Corp. Class B	48,863	785,717
#*Nexstar Broadcasting Group, Inc.	600	3,396
*NIKE, Inc. Class B	38,200	3,111,008
#*Nordstrom, Inc.	19,280	742,473
#Nutri/System, Inc.	3,600	68,832
#*NVR, Inc.	500	313,705
*O’Charley’s, Inc.	1,700	12,750
*Office Depot, Inc.	26,000	116,740
*OfficeMax, Inc.	7,500	132,750
Omnicom Group, Inc.	30,400	1,336,384

1301

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Orbitz Worldwide, Inc.	3,586	$24,385
*O’Reilly Automotive, Inc.	14,158	828,243
*Orient-Express Hotels, Ltd.	6,600	83,556
*Outdoor Channel Holdings, Inc.	2,723	14,377
*Overstock.com, Inc.	1,030	13,812
Oxford Industries, Inc.	1,200	27,636
P.F. Chang’s China Bistro, Inc.	2,500	114,800
#*Pacific Sunwear of California, Inc.	6,200	36,952
*Palm Harbor Homes, Inc.	1,500	1,935
*Panera Bread Co.	3,000	268,530
*Papa John’s International, Inc.	2,800	72,324
#*Peet’s Coffee & Tea, Inc.	1,500	57,375
*Penn National Gaming, Inc.	7,000	232,820
*Penske Automotive Group, Inc.	3,600	48,420
Pep Boys - Manny, Moe & Jack (The)	1,624	18,985
*Perry Ellis International, Inc.	969	21,783
PetMed Express, Inc.	2,200	33,990
PetSmart, Inc.	13,200	494,076
Phillips-Van Heusen Corp.	6,891	422,694
*Pier 1 Imports, Inc.	5,800	50,344
*Pinnacle Entertainment, Inc.	5,100	65,280
#*Playboy Enterprises, Inc. Class B	900	4,365
Polaris Industries, Inc.	3,497	248,602
Polo Ralph Lauren Corp.	6,800	658,784
Pool Corp.	4,300	86,602
#*Pre-Paid Legal Services, Inc.	700	42,126
*Priceline.com, Inc.	4,700	1,771,007
Primedia, Inc.	4,956	18,189
*Princeton Review, Inc.	5,159	8,203
#*Pulte Group, Inc.	36,437	286,030
*Quiksilver, Inc.	2,800	11,676
*RadioShack Corp.	11,260	226,664
*RC2 Corp.	1,400	29,540
*Red Lion Hotels Corp.	2,034	16,008
#*Red Robin Gourmet Burgers, Inc.	1,300	26,390
Regal Entertainment Group	8,860	119,610
Regis Corp.	3,900	79,755
Rent-A-Center, Inc.	6,980	175,477
*Rentrak Corp.	1,137	30,870
*Retail Ventures, Inc.	4,157	56,494
RG Barry Corp.	1,300	13,442
*Ross Stores, Inc.	12,000	707,880
#*Royal Caribbean Cruises, Ltd.	15,900	628,686
*Ruby Tuesday, Inc.	5,500	66,550
*Ruth’s Hospitality Group, Inc.	2,684	12,239
Ryland Group, Inc. (The)	3,100	46,438
*Saga Communications, Inc.	507	10,338
#*Saks, Inc.	8,910	99,257
*Salem Communications Corp.	400	1,284
#*Sally Beauty Holdings, Inc.	18,750	228,188
Scholastic Corp.	2,600	76,570
*Scientific Games Corp.	6,970	55,063
*Scripps Networks Interactive, Inc.	9,555	486,254
*Sealy Corp.	1,956	5,144
#*Sears Holdings Corp.	6,833	491,839
#*Select Comfort Corp.	5,200	43,212
Service Corp. International	26,000	215,280
*Shiloh Industries, Inc.	3,192	32,175
*Shoe Carnival, Inc.	1,463	33,503
*Shuffle Master, Inc.	6,626	62,351
*Shutterfly, Inc.	3,000	90,300

1302

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Signet Jewelers, Ltd. ADR	8,049	$283,164
*Sinclair Broadcast Group, Inc. Class A	3,800	30,362
#*Skechers U.S.A., Inc. Class A	3,800	73,872
Skyline Corp.	800	14,264
#*Smith & Wesson Holding Corp.	4,800	18,000
*Snap-On, Inc.	6,470	329,970
#*Sonic Automotive, Inc.	2,501	27,311
*Sonic Corp.	4,163	36,967
Sotheby’s Class A	6,300	276,192
Spartan Motors, Inc.	3,375	17,145
*Spectrum Group International, Inc.	531	897
Speedway Motorsports, Inc.	3,237	49,526
Stage Stores, Inc.	3,250	43,322
Standard Motor Products, Inc.	1,900	20,197
*Stanley Black & Decker, Inc.	13,893	860,949
*Stanley Furniture, Inc.	1,979	7,639
Staples, Inc.	71,350	1,460,534
*Starbucks Corp.	73,930	2,105,526
*Starwood Hotels & Resorts Worldwide, Inc.	18,500	1,001,590
#*Stein Mart, Inc.	3,036	28,508
*Steinway Musical Instruments, Inc.	900	15,309
*Steven Madden, Ltd.	2,475	104,692
Stewart Enterprises, Inc.	8,882	49,384
*Stoneridge, Inc.	3,400	37,400
#Strayer Education, Inc.	1,200	167,796
Sturm Ruger & Co., Inc.	1,500	23,490
Superior Industries International, Inc.	2,200	39,490
#Systemax, Inc.	2,866	37,115
#*Talbots, Inc.	2,094	20,479
*Tandy Brands Accessories, Inc.	700	2,296
Tandy Leather Factory, Inc.	663	2,984
*Target Corp.	71,030	3,689,298
#*Tempur-Pedic International, Inc.	7,700	265,650
*Tenneco, Inc.	5,600	182,672
#*Texas Roadhouse, Inc.	5,500	84,480
Thor Industries, Inc.	4,161	131,030
#Tiffany & Co.	12,600	667,800
*Timberland Co. Class A	4,602	96,550
*Time Warner Cable, Inc.	37,404	2,164,569
*Time Warner, Inc.	117,386	3,816,219
*TJX Cos., Inc. (The)	41,421	1,900,810
*Toll Brothers, Inc.	14,960	268,382
Tractor Supply Co.	7,002	277,279
*True Religion Apparel, Inc.	2,500	51,125
*TRW Automotive Holdings Corp.	10,900	498,021
#*Tuesday Morning Corp.	5,600	26,824
Tupperware Corp.	6,100	273,341
*Ulta Salon Cosmetics & Fragrance, Inc.	5,300	162,657
#*Under Armour, Inc. Class A	3,200	149,376
*Unifi, Inc.	5,300	25,069
*Universal Electronics, Inc.	1,700	35,802
Universal Technical Institute, Inc.	2,300	44,505
#*Urban Outfitters, Inc.	13,650	420,010
V.F. Corp.	8,950	744,998
*Vail Resorts, Inc.	3,700	150,072
*Valassis Communications, Inc.	4,390	144,870
Value Line, Inc.	400	6,852
*Valuevision Media, Inc. Class A	500	1,185
#Viacom, Inc. Class A	4,900	209,573
*Viacom, Inc. Class B	56,500	2,180,335
#*Volcom, Inc.	1,626	27,918

1303

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*WABCO Holdings, Inc.	6,243	$289,800
Walt Disney Co. (The)	196,592	7,098,937
*Warnaco Group, Inc.	4,285	227,576
*Warner Music Group Corp.	874	4,545
*Washington Post Co.	500	201,075
Weight Watchers International, Inc.	3,800	127,262
Wendy’s/Arby’s Group, Inc.	33,225	152,835
*West Marine, Inc.	2,681	26,301
*Wet Seal, Inc. (The)	11,405	39,918
*Whirlpool Corp.	7,700	583,891
Wiley (John) & Sons, Inc. Class A	5,300	228,748
Williams Controls, Inc.	600	5,700
Williams-Sonoma, Inc.	10,760	348,301
Winmark Corp.	300	9,876
#*WMS Industries, Inc.	5,790	252,618
Wolverine World Wide, Inc.	5,800	168,896
#World Wrestling Entertainment, Inc.	3,100	42,904
*Wyndham Worldwide Corp.	18,900	543,375
*Wynn Resorts, Ltd.	11,860	1,271,036
*Yum! Brands, Inc.	47,417	2,349,987
*Zumiez, Inc.	2,100	55,062
Total Consumer Discretionary		154,606,237

Consumer Staples — (9.6%)
Alberto-Culver Co.	10,350	385,952
Alico, Inc.	496	12,698
*Alliance One International, Inc.	11,189	49,455
Altria Group, Inc.	213,900	5,437,338
Andersons, Inc. (The)	500	19,685
*Archer-Daniels-Midland Co.	65,490	2,182,127
*Avon Products, Inc.	42,300	1,288,035
B&G Foods, Inc.	4,970	60,883
*BJ’s Wholesale Club, Inc.	5,300	221,169
*Boston Beer Co., Inc. Class A	1,000	71,590
Brown-Forman Corp. Class A	7,570	460,256
#*Brown-Forman Corp. Class B	9,019	548,445
Bunge, Ltd.	11,297	678,611
Calavo Growers, Inc.	1,261	27,654
Cal-Maine Foods, Inc.	2,100	60,837
#*Campbell Soup Co.	21,173	767,521
Casey’s General Stores, Inc.	5,660	234,664
*Central European Distribution Corp.	4,775	119,232
*Central Garden & Pet Co.	2,800	28,980
*Central Garden & Pet Co. Class A	7,529	78,678
#*Chiquita Brands International, Inc.	4,900	65,023
Church & Dwight Co., Inc.	6,550	431,318
*Clorox Co.	14,071	936,425
Coca-Cola Co. (The)	218,236	13,382,232
*Coca-Cola Enterprises, Inc.	48,544	1,165,541
*Colgate-Palmolive Co.	47,820	3,687,878
*ConAgra, Inc.	43,779	984,590
*Constellation Brands, Inc. Class A	21,012	414,567
Corn Products International, Inc.	8,033	341,804
*Costco Wholesale Corp.	45,150	2,834,066
*CVS Caremark Corp.	139,947	4,215,204
*Darling International, Inc.	8,700	87,087
*Dean Foods Co.	16,650	173,160
Del Monte Foods Co.	22,025	315,838
Diamond Foods, Inc.	2,435	107,627
Dr Pepper Snapple Group, Inc.	25,420	929,101
*Elizabeth Arden, Inc.	1,900	38,855

1304

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Energizer Holdings, Inc.	6,400	$478,592
*Estee Lauder Cos., Inc.	11,600	825,572
Farmer Brothers Co.	1,899	31,163
Flowers Foods, Inc.	9,918	252,711
*Fresh Del Monte Produce, Inc.	5,939	131,430
*General Mills, Inc.	63,707	2,391,561
#*Green Mountain Coffee, Inc.	12,558	414,288
H.J. Heinz Co.	31,300	1,537,143
#*Hain Celestial Group, Inc.	4,000	98,920
*Hansen Natural Corp.	8,524	436,514
Herbalife, Ltd.	6,200	395,932
*Hershey Co. (The)	16,880	835,391
*Hormel Foods Corp.	8,600	394,912
*HQ Sustainable Maritime Industries, Inc.	1,600	5,296
Imperial Sugar Co.	1,726	21,920
Ingles Markets, Inc.	1,610	29,560
Inter Parfums, Inc.	3,152	55,128
J & J Snack Foods Corp.	1,952	83,682
*J.M. Smucker Co.	12,176	782,673
*John B. Sanfilippo & Son, Inc.	1,596	21,418
#*Kellogg Co.	33,591	1,688,284
Kimberly-Clark Corp.	40,410	2,559,569
Kraft Foods, Inc.	171,372	5,530,174
*Kroger Co. (The)	60,800	1,337,600
#Lancaster Colony Corp.	1,900	94,772
Lance, Inc.	2,800	63,672
#*Lifeway Foods, Inc.	315	3,125
*Lorillard, Inc.	15,908	1,357,589
*Mannatech, Inc.	2,370	4,432
*McCormick & Co., Inc. Non-Voting	12,314	544,525
#McCormick & Co., Inc. Voting	607	27,018
Mead Johnson Nutrition Co.	20,800	1,223,456
#*Medifast, Inc.	2,100	50,148
*Molson Coors Brewing Co.	16,605	784,254
Nash-Finch Co.	1,300	54,470
National Beverage Corp.	3,061	43,772
*Natural Alternatives International, Inc.	1,000	6,860
Nu Skin Enterprises, Inc. Class A	6,010	183,906
*Nutraceutical International Corp.	1,559	25,334
Oil-Dri Corp. of America	641	14,096
*Omega Protein Corp.	2,100	11,865
*Overhill Farms, Inc.	2,000	10,400
*Pantry, Inc.	3,100	60,295
*PepsiCo, Inc.	160,129	10,456,424
Philip Morris International, Inc.	177,143	10,362,866
*Prestige Brands Holdings, Inc.	4,300	46,225
PriceSmart, Inc.	2,772	81,303
*Procter & Gamble Co. (The)	296,827	18,869,292
*Ralcorp Holdings, Inc.	5,695	353,432
*Reddy Ice Holdings, Inc.	900	3,141
Reliv’ International, Inc.	1,707	3,346
*Revlon, Inc.	2,500	28,550
Reynolds American, Inc.	25,946	1,683,895
#Rocky Mountain Chocolate Factory, Inc.	950	9,120
Ruddick Corp.	5,200	181,480
Safeway, Inc.	39,700	909,130
Sanderson Farms, Inc.	2,350	98,653
*Sara Lee Corp.	66,853	958,003
*Smart Balance, Inc.	8,197	29,181
*Smithfield Foods, Inc.	15,600	261,300
Spartan Stores, Inc.	2,074	31,006

1305

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Spectrum Brands Holdings, Inc.	1,735	$49,187
#*SUPERVALU, Inc.	20,097	216,847
*Susser Holdings Corp.	2,046	27,969
Sysco Corp.	57,731	1,700,755
Tasty Baking Co.	935	5,909
Tootsie Roll Industries, Inc.	2,581	67,751
#*TreeHouse Foods, Inc.	3,830	178,861
#*Tyson Foods, Inc. Class A	29,240	454,682
*United Natural Foods, Inc.	4,776	170,790
United-Guardian, Inc.	600	8,040
Universal Corp.	2,600	107,744
*USANA Health Sciences, Inc.	955	41,944
#Vector Group, Ltd.	8,183	153,022
*Walgreen Co.	97,825	3,314,311
*Wal-Mart Stores, Inc.	214,602	11,624,990
WD-40 Co.	1,600	59,024
Weis Markets, Inc.	1,930	75,193
*Whole Foods Market, Inc.	14,783	587,624
*Winn-Dixie Stores, Inc.	7,429	49,774

Total Consumer Staples		131,008,312

Energy — (9.9%)
Adams Resources & Energy, Inc.	500	9,800
*Allis-Chalmers Energy, Inc.	1,800	9,252
Alon USA Energy, Inc.	1,957	11,096
*Alpha Natural Resources, Inc.	11,028	498,135
*American Oil & Gas, Inc.	3,800	32,832
*Anadarko Petroleum Corp.	50,050	3,081,579
*Apache Corp.	37,225	3,760,470
*Approach Resources, Inc.	1,476	22,804
Arch Coal, Inc.	15,000	368,850
*Atlas Energy, Inc.	7,038	204,947
#*ATP Oil & Gas Corp.	4,679	67,190
*Atwood Oceanics, Inc.	6,200	201,562
*Baker Hughes, Inc.	44,294	2,052,141
*Basic Energy Services, Inc.	4,350	48,111
Berry Petroleum Corp. Class A	4,900	167,629
*Bill Barrett Corp.	4,720	178,180
*BioFuel Energy Corp.	804	1,817
*Bolt Technology Corp.	1,050	11,666
#*BPZ Resources, Inc.	10,000	37,200
*Brigham Exploration Co.	11,200	236,208
*Bristow Group, Inc.	3,356	130,146
*Bronco Drilling Co., Inc.	3,500	14,770
*Cabot Oil & Gas Corp.	10,500	304,290
*Cal Dive International, Inc.	9,937	50,281
*Callon Petroleum Co.	3,700	18,241
*Cameron International Corp.	24,659	1,078,831
CARBO Ceramics, Inc.	2,250	188,483
*Carrizo Oil & Gas, Inc.	3,100	73,222
Chesapeake Energy Corp.	66,338	1,439,535
*Chevron Corp.	203,714	16,828,814
Cimarex Energy Co.	8,533	654,908
*Clayton Williams Energy, Inc.	1,100	65,692
*Complete Production Services, Inc.	4,400	103,092
#*Comstock Resources, Inc.	5,500	122,925
*Concho Resources, Inc.	9,500	652,365
*ConocoPhillips	149,755	8,895,447
*Consol Energy, Inc.	18,500	680,060
*Contango Oil & Gas Co.	1,700	89,403
*Continental Resources, Inc.	4,476	212,744

1306

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*CREDO Petroleum Corp.	1,576	$12,608
*Crosstex Energy, Inc.	5,400	43,794
*CVR Energy, Inc.	5,771	54,940
*Dawson Geophysical Co.	600	14,904
Delek US Holdings, Inc.	2,094	15,391
*Denbury Resources, Inc.	38,370	653,057
Devon Energy Corp.	42,384	2,755,808
DHT Holdings, Inc.	900	3,870
#*Diamond Offshore Drilling, Inc.	6,800	449,888
*Double Eagle Petroleum Co.	267	1,137
*Dresser-Rand Group, Inc.	8,200	280,604
*Dril-Quip, Inc.	3,000	207,300
*El Paso Corp.	74,383	986,319
*Energy Partners, Ltd.	1,061	11,851
*ENGlobal Corp.	3,900	11,271
*EOG Resources, Inc.	25,800	2,469,576
*Evolution Petroleum Corp.	4,053	24,075
#EXCO Resources, Inc.	19,250	285,478
*Exterran Holdings, Inc.	6,100	153,537
*Exxon Mobil Corp.	519,047	34,501,054
*FMC Technologies, Inc.	12,382	892,742
*Forest Oil Corp.	10,889	334,619
Frontier Oil Corp.	9,600	127,200
#General Maritime Corp.	3,300	12,672
#*Geokinetics, Inc.	900	6,138
#*GeoResources, Inc.	2,107	36,240
*Global Industries, Ltd.	11,300	65,427
*GMX Resources, Inc.	1,700	7,616
#*Goodrich Petroleum Corp.	2,870	39,147
*Gran Tierra Energy, Inc.	15,400	114,884
*Green Plains Renewable Energy, Inc.	200	2,224
Gulf Island Fabrication, Inc.	1,100	25,124
*Gulfmark Offshore, Inc.	2,800	82,908
*Gulfport Energy Corp.	4,900	81,634
*Halliburton Co.	87,623	2,791,669
*Harvest Natural Resources, Inc.	4,500	56,160
*Helix Energy Solutions Group, Inc.	10,266	130,276
*Helmerich & Payne, Inc.	11,191	478,751
#*Hercules Offshore, Inc.	9,300	21,948
Hess Corp.	30,200	1,903,506
*HKN, Inc.	866	3,187
Holly Corp.	4,500	147,285
#*Hornbeck Offshore Services, Inc.	2,700	60,048
*International Coal Group, Inc.	11,582	65,091
#*ION Geophysical Corp.	9,600	46,944
*James River Coal Co.	2,490	43,102
*Key Energy Services, Inc.	13,200	130,020
*Kodiak Oil & Gas Corp.	8,200	33,784
*L&L Energy, Inc.	2,600	21,242
Lufkin Industries, Inc.	3,400	166,090
*Marathon Oil Corp.	71,765	2,552,681
#*Mariner Energy, Inc.	9,953	248,029
Massey Energy Co.	8,900	374,423
*Matrix Service Co.	2,900	26,332
*Mitcham Industries, Inc.	1,600	13,920
*Murphy Oil Corp.	19,224	1,252,636
*Nabors Industries, Ltd.	27,857	582,211
National-Oilwell, Inc.	42,315	2,274,854
*Natural Gas Services Group, Inc.	1,600	25,200
*Newfield Exploration Co.	13,600	810,832
*Newpark Resources, Inc.	9,500	55,860

1307

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*Noble Energy, Inc.	16,842	$1,372,286
*Northern Oil & Gas, Inc.	3,400	66,912
Occidental Petroleum Corp.	83,088	6,533,209
*Oceaneering International, Inc.	5,600	346,472
*Oil States International, Inc.	5,000	255,600
Overseas Shipholding Group, Inc.	2,700	90,261
*OYO Geospace Corp.	300	18,183
Panhandle Oil & Gas, Inc.	600	14,820
*Parker Drilling Co.	11,381	48,142
#*Patriot Coal Corp.	7,492	101,067
Patterson-UTI Energy, Inc.	14,800	287,268
*Peabody Energy Corp.	27,423	1,450,677
Penn Virginia Corp.	3,900	57,798
*Petrohawk Energy Corp.	30,604	520,574
*Petroleum Development Corp.	1,200	37,452
*PetroQuest Energy, Inc.	5,400	30,132
*PHI, Inc. Non-Voting	1,795	31,359
*Pioneer Drilling Co.	4,800	29,568
Pioneer Natural Resources Co.	11,907	831,109
*Plains Exploration & Production Co.	12,593	350,967
*Pride International, Inc.	17,306	524,718
*QEP Resources, Inc.	18,500	611,055
*Quicksilver Resources, Inc.	13,400	200,598
Range Resources Corp.	16,400	613,196
*Rex Energy Corp.	4,000	49,280
*Rosetta Resources, Inc.	5,600	133,896
*Rowan Cos., Inc.	10,981	361,275
RPC, Inc.	10,300	226,703
#*SandRidge Energy, Inc.	39,458	215,835
*Schlumberger, Ltd.	121,266	8,475,281
*SEACOR Holdings, Inc.	2,000	189,500
#*Seahawk Drilling, Inc.	1,319	13,296
SM Energy Co.	7,000	291,760
Southern Union Co.	13,148	330,410
*Southwestern Energy Co.	33,040	1,118,404
*Spectra Energy Corp.	59,562	1,415,789
*Sunoco, Inc.	12,087	452,900
*Superior Energy Services, Inc.	8,200	226,484
*Swift Energy Corp.	3,230	102,876
*T-3 Energy Services, Inc.	700	23,429
Teekay Corp.	6,477	205,969
*Tesoro Petroleum Corp.	13,900	180,144
*Tetra Technologies, Inc.	8,150	79,544
*TGC Industries, Inc.	1,588	5,876
Tidewater, Inc.	5,500	253,715
*Ultra Petroleum Corp.	13,109	539,435
*Union Drilling, Inc.	1,000	4,570
*Unit Corp.	4,200	164,766
#*Uranium Energy Corp.	2,421	9,369
*USEC, Inc.	15,699	84,304
*VAALCO Energy, Inc.	7,100	41,748
*Valero Energy Corp.	54,502	978,311
*Venoco, Inc.	5,701	88,251
W&T Offshore, Inc.	4,700	51,136
*Western Refining, Inc.	2,700	17,955
*Westmoreland Coal Co.	837	8,889
*Whiting Petroleum Corp.	5,250	527,310
*Willbros Group, Inc.	4,500	39,870
*Williams Cos., Inc. (The)	60,700	1,306,264
World Fuel Services Corp.	6,150	173,614

Total Energy		134,497,417

1308

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (12.1%)
1st Source Corp.	1,990	$35,163
Abington Bancorp, Inc.	3,523	37,837
Advance America Cash Advance Centers, Inc.	5,900	29,441
*Affiliated Managers Group, Inc.	4,550	389,526
*Affirmative Insurance Holdings, Inc.	1,600	5,920
*Aflac, Inc.	48,213	2,694,625
*Allegheny Corp.	676	203,124
Allied World Assurance Co. Holdings, Ltd.	5,300	303,213
*Allstate Corp. (The)	51,367	1,566,180
*Alterra Capital Holdings, Ltd.	7,800	157,560
*American Capital, Ltd.	23,501	164,037
American Equity Investment Life Holding Co.	3,790	41,122
*American Express Co.	111,405	4,618,851
American Financial Group, Inc.	7,950	243,111
American National Insurance Co.	1,312	102,913
*American River Bankshares	882	5,107
*American Safety Insurance Holdings, Ltd.	1,000	18,570
*Ameriprise Financial, Inc.	26,340	1,361,515
*Ameris Bancorp	1,951	18,086
*AMERISAFE, Inc.	2,988	57,041
*AmeriServe Financial, Inc.	100	160
AmTrust Financial Services, Inc.	3,100	46,407
*AON Corp.	24,735	983,216
*Arch Capital Group, Ltd.	5,170	446,636
Argo Group International Holdings, Ltd.	4,180	145,004
Arrow Financial Corp.	1,374	33,512
Aspen Insurance Holdings, Ltd.	7,690	218,165
*Asset Acceptance Capital Corp.	2,117	12,236
Associated Banc-Corp.	13,242	167,776
*Assurant, Inc.	12,600	498,204
Assured Guaranty, Ltd.	16,300	310,515
Asta Funding, Inc.	400	3,292
Astoria Financial Corp.	7,820	97,124
*Atlantic Coast Federal Corp.	699	1,181
*Avatar Holdings, Inc.	1,000	18,240
Axis Capital Holdings, Ltd.	13,240	450,292
*B of I Holding, Inc.	900	11,574
BancFirst Corp.	1,400	57,540
*Bancorp, Inc.	1,500	11,235
BancorpSouth, Inc.	9,703	127,983
#*BancTrust Financial Group, Inc.	2,903	8,477
Bank Mutual Corp.	6,120	29,498
*Bank of America Corp.	924,879	10,580,616
Bank of Hawaii Corp.	4,800	207,312
*Bank of New York Mellon Corp. (The)	124,338	3,115,910
Bank of the Ozarks, Inc.	1,900	72,219
BankFinancial Corp.	2,730	24,980
Banner Corp.	400	664
*BB&T Corp.	70,375	1,647,479
*Beneficial Mutual Bancorp, Inc.	5,032	36,935
*Berkshire Hathaway, Inc.	62,164	4,945,768
Berkshire Hills Bancorp, Inc.	1,568	30,325
BGC Partners, Inc. Class A	4,100	28,454
BlackRock, Inc.	3,772	644,974
BOK Financial Corp.	3,569	164,995
Boston Private Financial Holdings, Inc.	7,520	42,939
Brookline Bancorp, Inc.	6,300	61,362
Brooklyn Federal Bancorp, Inc.	100	175
Brown & Brown, Inc.	14,995	334,239
*Cadence Financial Corp.	103	256
Camden National Corp.	900	30,816

1309

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Capital City Bank Group, Inc.	1,069	$12,775
*Capital One Financial Corp.	46,401	1,729,365
Capital Southwest Corp.	344	33,241
CapitalSource, Inc.	18,676	114,110
Capitol Federal Financial	2,789	65,263
Cardinal Financial Corp.	2,805	28,022
*Cardtronics, Inc.	3,500	59,325
Cash America International, Inc.	2,635	92,831
Cathay General Bancorp	4,048	55,053
*CB Richard Ellis Group, Inc.	28,965	531,508
Center Bancorp, Inc.	1,915	14,535
*Center Financial Corp.	2,700	14,094
CenterState Banks of Florida, Inc.	1,000	7,400
*Central Jersey Bancorp	1,260	9,412
*Charles Schwab Corp. (The)	101,334	1,560,544
Chemical Financial Corp.	3,399	68,932
Chubb Corp.	33,207	1,926,670
Cincinnati Financial Corp.	14,709	433,033
*CIT Group, Inc.	8,242	357,126
*Citigroup, Inc.	1,913,088	7,977,577
*Citizens Community Bancorp, Inc.	600	2,565
#*Citizens, Inc.	6,415	44,392
City Holding Co.	1,500	47,550
City National Corp.	5,000	257,850
Clifton Savings Bancorp, Inc.	2,926	24,549
CME Group, Inc.	6,800	1,969,620
*CNA Financial Corp.	26,036	721,718
*CNA Surety Corp.	2,602	50,089
*CNO Financial Group, Inc.	15,100	82,144
CoBiz Financial, Inc.	3,100	15,004
Cohen & Steers, Inc.	3,434	86,090
Columbia Banking System, Inc.	2,213	40,299
Comerica, Inc.	16,300	583,214
#Commerce Bancshares, Inc.	7,932	292,215
Community Bank System, Inc.	3,381	79,014
Community Trust Bancorp, Inc.	1,590	43,423
*CompuCredit Holdings Corp.	3,479	19,587
Consolidated-Tokoma Land Co.	681	17,890
*Credit Acceptance Corp.	2,374	139,615
Cullen Frost Bankers, Inc.	5,320	278,981
#CVB Financial Corp.	9,813	74,677
Danvers Bancorp, Inc.	2,435	36,598
Delphi Financial Group, Inc. Class A	4,900	132,643
Diamond Hill Investment Group, Inc.	293	22,438
Dime Community Bancshares, Inc.	2,700	39,393
*Discover Financial Services	52,600	928,390
*Dollar Financial Corp.	2,000	50,040
Donegal Group, Inc. Class A	2,168	30,027
Duff & Phelps Corp.	2,200	30,668
East West Bancorp, Inc.	14,046	247,631
Eastern Insurance Holdings, Inc.	1,500	16,695
Eaton Vance Corp.	12,070	347,254
*eHealth, Inc.	2,800	37,828
EMC Insurance Group, Inc.	1,000	21,140
Employers Holdings, Inc.	3,900	63,141
#*Encore Bancshares, Inc.	300	2,313
*Encore Capital Group, Inc.	1,209	24,567
Endurance Specialty Holdings, Ltd.	4,900	202,860
*Enstar Group, Ltd.	1,100	88,209
Enterprise Financial Services Corp.	1,766	17,430
Epoch Holding Corp.	89	1,186

1310

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Erie Indemnity Co.	5,200	$297,336
ESSA Bancorp, Inc.	2,588	32,738
Evercore Partners, Inc. Class A	1,600	48,576
Everest Re Group, Ltd.	5,800	488,824
*EzCorp, Inc.	1,200	25,776
F.N.B. Corp.	8,209	69,776
FBL Financial Group, Inc. Class A	2,100	54,936
Federal Agricultural Mortgage Corp.	1,781	20,962
*Federated Investors, Inc.	9,762	243,171
Fidelity National Financial, Inc.	22,699	303,940
#*Fidelity Southern Corp.	1,045	7,181
Fifth Third Bancorp	77,100	968,376
Financial Institutions, Inc.	600	10,830
*First Acceptance Corp.	3,783	7,036
First American Financial Corp.	9,349	131,260
First Bancorp	1,500	20,085
#First Busey Corp.	2,279	10,575
*First Cash Financial Services, Inc.	3,522	102,385
First Citizens BancShares, Inc.	100	18,678
First Commonwealth Financial Corp.	1,850	10,767
First Community Bancshares, Inc.	1,100	14,806
First Defiance Financial Corp.	1,538	17,133
First Financial Bancorp	4,812	81,034
First Financial Bankshares, Inc.	2,390	112,951
#First Financial Corp.	1,300	37,999
First Financial Holdings, Inc.	1,825	19,071
First Financial Northwest, Inc.	3,660	13,981
#*First Horizon National Corp.	23,406	236,167
*First Marblehead Corp. (The)	700	1,561
First Merchants Corp.	1,745	14,518
First Mercury Financial Corp.	2,596	42,315
First Midwest Bancorp, Inc.	5,100	54,621
First Niagara Financial Group, Inc.	17,879	211,866
*First Place Financial Corp.	1,829	6,054
First Security Group, Inc.	728	1,201
First South Bancorp, Inc.	1,685	16,917
FirstMerit Corp.	9,666	166,062
Flagstone Reinsurance Holdings SA	3,394	36,995
Flushing Financial Corp.	1,928	25,353
#*Forest City Enterprises, Inc. Class A	12,804	186,810
*Forest City Enterprises, Inc. Class B	3,286	47,450
*FPIC Insurance Group, Inc.	1,300	46,046
Franklin Resources, Inc.	17,965	2,060,586
Fulton Financial Corp.	18,759	175,209
*GAINSCO, Inc.	93	1,079
Gallagher (Arthur J.) & Co.	11,325	318,912
GAMCO Investors, Inc.	367	15,722
*Genworth Financial, Inc.	47,300	536,382
German American Bancorp, Inc.	1,900	32,110
GFI Group, Inc.	6,300	30,177
Glacier Bancorp, Inc.	5,234	68,042
*Gleacher & Co., Inc.	7,074	15,916
*Global Indemnity P.L.C.	1,026	17,319
*Goldman Sachs Group, Inc. (The)	50,300	8,095,785
Great Southern Bancorp, Inc.	1,583	35,602
#*Greene Bancshares, Inc.	700	2,702
#Greenhill & Co., Inc.	2,800	217,476
*Greenlight Capital Re, Ltd.	3,500	99,960
*Guaranty Bancorp	207	339
*Hallmark Financial Services, Inc.	2,534	22,654
Hampden Bancorp, Inc.	504	5,136

1311

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Hampton Roads Bankshares, Inc.	364	$306
Hancock Holding Co.	3,700	116,254
Hanover Insurance Group, Inc.	5,130	232,132
Harleysville Group, Inc.	1,936	66,463
*Harris & Harris Group, Inc.	3,600	15,012
*Hartford Financial Services Group, Inc.	42,424	1,017,328
HCC Insurance Holdings, Inc.	12,425	329,014
Heartland Financial USA, Inc.	2,089	32,275
*Heritage Commerce Corp.	841	3,162
*Heritage Financial Corp.	905	12,227
#Heritage Financial Group	1,759	14,512
*HFF, Inc.	1,500	14,745
*Hilltop Holdings, Inc.	7,200	71,928
Home Bancshares, Inc.	2,952	60,723
Home Federal Bancorp, Inc.	2,521	30,353
HopFed Bancorp, Inc.	204	1,840
Horace Mann Educators Corp.	2,800	52,332
*Hudson City Bancorp, Inc.	51,466	599,579
Huntington Bancshares, Inc.	69,800	395,766
IBERIABANK Corp.	1,925	100,196
Independence Holding Co.	2,400	20,304
Independent Bank Corp.	1,972	46,322
Infinity Property & Casualty Corp.	800	41,400
*Interactive Brokers Group, Inc.	4,380	81,994
*IntercontinentalExchange, Inc.	6,837	785,366
#*International Assets Holding Corp.	1,415	31,201
International Bancshares Corp.	6,326	108,364
#*Intervest Bancshares Corp.	254	584
*Invesco, Ltd.	43,768	1,006,664
*Investment Technology Group, Inc.	3,824	54,454
*Investors Bancorp, Inc.	3,800	45,600
#*Janus Capital Group, Inc.	17,800	187,968
#Jefferies Group, Inc.	12,873	308,051
JMP Group, Inc.	2,391	15,900
Jones Lang LaSalle, Inc.	4,000	312,240
*JPMorgan Chase & Co.	406,172	15,284,252
KBW, Inc.	3,585	90,700
Kearny Financial Corp.	7,564	66,034
*KeyCorp	83,358	682,702
#K-Fed Bancorp	1,091	8,215
*Knight Capital Group, Inc.	9,475	123,459
Lakeland Bancorp, Inc.	2,574	23,861
Lakeland Financial Corp.	1,700	32,283
Legacy Bancorp, Inc.	1,200	9,192
*Legg Mason, Inc.	15,974	495,673
*Leucadia National Corp.	22,000	559,240
*Lincoln National Corp.	29,250	716,040
LNB Bancorp, Inc.	634	3,056
*Loews Corp.	34,955	1,380,023
*Louisiana Bancorp, Inc.	200	2,894
#*M&T Bank Corp.	10,386	776,354
#*Macatawa Bank Corp.	443	833
MainSource Financial Group, Inc.	1,600	13,232
*Markel Corp.	1,093	366,177
*Market Leader, Inc.	900	1,755
MarketAxess Holdings, Inc.	3,416	62,069
*Marlin Business Services Corp.	2,500	30,425
*Marsh & McLennan Cos., Inc.	53,387	1,333,607
*Marshall & Ilsley Corp.	47,032	277,959
MB Financial, Inc.	3,900	58,071
#*MBIA, Inc.	25,900	290,339

1312

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
MCG Capital Corp.	4,800	$30,384
Meadowbrook Insurance Group, Inc.	7,513	64,837
Medallion Financial Corp.	3,100	24,893
Mercer Insurance Group, Inc.	916	16,809
Merchants Bancshares, Inc.	894	23,074
Mercury General Corp.	3,136	133,217
*Meridian Interstate Bancorp, Inc.	2,501	26,536
*MetLife, Inc.	88,046	3,550,895
*Metro Bancorp, Inc.	200	2,022
*MF Global Holdings, Ltd.	12,100	94,743
#*MGIC Investment Corp.	15,500	136,710
MidSouth Bancorp, Inc.	900	12,366
Montpelier Re Holdings, Ltd.	8,700	159,384
*Moody’s Corp.	20,870	564,742
*Morgan Stanley	133,543	3,321,214
*MSCI, Inc.	11,576	415,000
*Nara Bancorp, Inc.	106	831
*NASDAQ OMX Group, Inc. (The)	14,630	307,523
#*National Financial Partners Corp.	3,900	53,820
National Interstate Corp.	991	21,277
National Penn Bancshares, Inc.	10,344	67,133
*Navigators Group, Inc. (The)	1,900	87,343
NBT Bancorp, Inc.	3,984	87,847
Nelnet, Inc. Class A	2,640	59,321
New England Bancshares, Inc.	1,000	7,240
New Westfield Financial, Inc.	4,099	34,637
New York Community Bancorp, Inc.	37,375	632,759
NewAlliance Bancshares, Inc.	10,400	134,056
#*NewStar Financial, Inc.	3,503	26,658
Northeast Community Bancorp, Inc.	1,726	10,321
Northern Trust Corp.	22,800	1,131,564
Northfield Bancorp, Inc.	3,609	40,962
Northrim Bancorp, Inc.	600	10,230
Northwest Bancshares, Inc.	10,509	119,172
NYMAGIC, Inc.	100	2,567
NYSE Euronext, Inc.	24,523	751,385
OceanFirst Financial Corp.	300	3,582
*Ocwen Financial Corp.	8,900	76,807
Old National Bancorp	6,203	58,680
#*Old Republic International Corp.	29,960	395,472
OneBeacon Insurance Group, Ltd.	3,200	45,056
*optionsXpress Holdings, Inc.	4,545	72,584
Oriental Financial Group, Inc.	3,500	46,305
Oritani Financial Corp.	6,231	66,111
Pacific Continental Corp.	1,300	10,803
#*Pacific Mercantile Bancorp	1,425	4,503
PacWest Bancorp	2,792	48,665
Park National Corp.	1,200	78,420
PartnerRe, Ltd.	6,800	539,376
*Patriot National Bancorp	200	720
Peapack-Gladstone Financial Corp.	1,228	14,896
*Penson Worldwide, Inc.	2,800	14,420
Peoples Bancorp, Inc.	1,197	15,776
*People’s United Financial, Inc.	40,200	494,862
#*PHH Corp.	7,358	141,789
*PICO Holdings, Inc.	1,800	55,332
*Pinnacle Financial Partners, Inc.	2,100	23,961
*Piper Jaffray Cos., Inc.	1,704	52,773
Platinum Underwriters Holdings, Ltd.	4,187	180,250
*PNC Financial Services Group, Inc.	55,734	3,004,063
*Popular, Inc.	73,712	201,234

1313

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Portfolio Recovery Associates, Inc.	2,000	$134,100
*Preferred Bank	1,269	2,183
Presidential Life Corp.	2,200	21,054
*Primus Guaranty, Ltd.	1,290	6,411
*Principal Financial Group, Inc.	31,700	850,828
PrivateBancorp, Inc.	3,982	46,948
*ProAssurance Corp.	3,400	195,466
*Progressive Corp.	66,336	1,403,670
Prosperity Bancshares, Inc.	4,800	149,232
Protective Life Corp.	7,400	177,378
Provident Financial Services, Inc.	5,262	66,512
Provident New York Bancorp	3,935	34,903
*Prudential Financial, Inc.	47,290	2,486,508
QC Holdings, Inc.	1,352	5,097
Radian Group, Inc.	8,700	66,033
Raymond James Financial, Inc.	10,375	292,782
Regions Financial Corp.	117,704	741,535
Reinsurance Group of America, Inc.	7,190	360,003
RenaissanceRe Holdings, Ltd.	5,500	331,430
Renasant Corp.	2,122	34,695
Republic Bancorp, Inc. Class A	805	16,454
*Republic First Bancorp, Inc.	500	1,085
Resource America, Inc.	2,228	13,747
*Riverview Bancorp, Inc.	1,205	2,627
RLI Corp.	1,944	111,624
Rockville Financial, Inc.	2,463	27,857
*Rodman & Renshaw Capital Group, Inc.	2,800	8,036
Roma Financial Corp.	2,603	25,796
Rome Bancorp, Inc.	497	5,417
S&T Bancorp, Inc.	2,951	57,840
S.Y. Bancorp, Inc.	2,030	49,735
Safety Insurance Group, Inc.	2,200	102,212
Sanders Morris Harris Group, Inc.	3,300	19,140
Sandy Spring Bancorp, Inc.	1,969	34,261
SCBT Financial Corp.	933	28,484
SeaBright Holdings, Inc.	2,360	19,753
SEI Investments Co.	12,078	267,528
Selective Insurance Group, Inc.	5,100	86,292
SI Financial Group, Inc.	1,500	9,555
*Signature Bank	4,006	169,213
Simmons First National Corp.	1,469	39,942
*SLM Corp.	44,968	535,119
*Smithtown Bancorp, Inc.	1,563	5,830
Somerset Hills Bancorp	992	8,432
*Southern Community Financial Corp.	900	1,467
Southside Bancshares, Inc.	1,883	35,419
Southwest Bancorp, Inc.	1,600	15,840
#*St. Joe Co. (The)	9,102	183,769
StanCorp Financial Group, Inc.	4,400	188,760
State Auto Financial Corp.	3,166	49,580
State Bancorp, Inc.	2,047	18,791
State Street Corp.	51,040	2,131,430
StellarOne Corp.	2,851	36,436
Sterling Bancorp	2,599	24,405
Sterling Bancshares, Inc.	8,000	43,120
#Stewart Information Services Corp.	500	5,410
#*Stifel Financial Corp.	3,441	163,069
Suffolk Bancorp	900	23,310
*Sun Bancorp, Inc.	2,137	8,441
*SunTrust Banks, Inc.	51,557	1,289,956
Susquehanna Bancshares, Inc.	7,567	59,779

1314

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*SVB Financial Group	3,891	$168,636
SWS Group, Inc.	1,770	12,160
Synovus Financial Corp.	65,676	141,860
T. Rowe Price Group, Inc.	26,425	1,460,510
#*Taylor Capital Group, Inc.	730	8,804
TCF Financial Corp.	12,086	159,052
*TD Ameritrade Holding Corp.	23,498	401,581
*Tejon Ranch Co.	1,465	32,611
*Tennessee Commerce Bancorp, Inc.	700	2,919
#*Texas Capital Bancshares, Inc.	4,203	76,284
TFS Financial Corp.	11,420	99,925
*Thomas Properties Group, Inc.	4,298	16,075
Tompkins Financial Corp.	934	36,052
Torchmark Corp.	8,400	481,152
#Tower Group, Inc.	4,921	119,482
#TowneBank	1,400	20,300
*TradeStation Group, Inc.	5,240	28,768
Transatlantic Holdings, Inc.	6,479	340,795
Travelers Cos., Inc. (The)	50,240	2,773,248
*Tree.com, Inc.	721	5,335
TriCo Bancshares	1,628	25,381
#Trustco Bank Corp.	7,300	39,347
Trustmark Corp.	7,848	173,362
U.S. Bancorp	203,215	4,913,739
UMB Financial Corp.	2,600	96,356
Umpqua Holdings Corp.	8,173	89,903
Union First Market Bankshares Corp.	2,179	28,022
#United Bankshares, Inc.	3,563	95,203
*United Community Banks, Inc.	4,124	8,083
*United Community Financial Corp.	563	799
United Financial Bancorp, Inc.	2,642	35,773
United Fire & Casualty Co.	2,765	55,383
*United Security Bancshares	1,972	9,663
Unitrin, Inc.	5,200	126,360
Universal Insurance Holdings, Inc.	3,536	16,089
Univest Corp. of Pennsylvania	1,893	35,702
*Unum Group	35,400	793,668
Validus Holdings, Ltd.	7,655	217,096
Valley National Bancorp	15,906	212,186
ViewPoint Financial Group	3,532	33,907
*Virginia Commerce Bancorp, Inc.	2,610	13,859
*Virtus Investment Partners, Inc.	205	7,534
Waddell & Reed Financial, Inc.	9,300	270,351
Washington Banking Co.	1,539	19,376
Washington Federal, Inc.	9,178	137,945
Washington Trust Bancorp, Inc.	1,700	34,153
*Waterstone Financial, Inc.	2,561	9,578
Webster Financial Corp.	5,208	89,161
*Wells Fargo & Co.	508,428	13,259,802
WesBanco, Inc.	2,465	40,944
Wesco Financial Corp.	797	289,630
*West Bancorporation, Inc.	2,033	13,357
*West Coast Bancorp	8,700	22,881
Westamerica Bancorporation	3,200	160,064
*Western Alliance Bancorp	966	5,835
Westwood Holdings Group, Inc.	900	32,427
White Mountains Insurance Group, Ltd.	700	223,440
Whitney Holding Corp.	4,600	38,088
#Wilmington Trust Corp.	6,599	46,919
Wilshire Bancorp, Inc.	2,428	16,292
#Wintrust Financial Corp.	2,250	67,365

1315

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
#*World Acceptance Corp.	1,700	$73,355
WR Berkley Corp.	13,631	375,125
*Yadkin Valley Financial Corp.	671	1,563
*Zions Bancorporation	16,264	336,014
*ZipRealty, Inc.	3,257	10,553
Total Financials		165,048,434

Health Care — (11.0%)
*A.D.A.M., Inc.	575	4,169
*Abaxis, Inc.	2,463	59,137
*Abbott Laboratories	153,600	7,882,752
#*ABIOMED, Inc.	4,543	46,838
*Accelrys, Inc.	6,626	48,039
*Accuray, Inc.	4,698	30,913
*Acorda Therapeutics, Inc.	1,015	27,446
*Adolor Corp.	778	965
*Aetna, Inc.	42,798	1,277,948
#*Affymax, Inc.	2,611	13,238
*Affymetrix, Inc.	8,729	39,106
*Air Methods Corp.	1,457	59,591
*Albany Molecular Research, Inc.	3,400	21,760
#*Alere, Inc.	8,565	253,096
*Alexion Pharmaceuticals, Inc.	8,800	601,040
#*Align Technology, Inc.	6,100	103,883
#*Alkermes, Inc.	7,971	92,224
*Allergan, Inc.	30,470	2,206,333
#*Alliance HealthCare Services, Inc.	5,000	19,700
*Allscripts Healthcare Solutions, Inc.	14,160	270,314
*Almost Family, Inc.	812	28,038
#*Alnylam Pharmaceuticals, Inc.	3,400	44,676
*Alphatec Holdings, Inc.	7,600	16,568
*AMAG Pharmaceuticals, Inc.	2,000	31,820
#*Amedisys, Inc.	2,934	74,700
America Services Group, Inc.	1,200	18,360
*American Caresource Holding, Inc.	200	306
*American Dental Partners, Inc.	1,985	23,145
#*American Medical Systems Holdings, Inc.	7,100	143,420
*AMERIGROUP Corp.	6,000	250,380
*AmerisourceBergen Corp.	28,020	919,616
*Amgen, Inc.	98,171	5,614,400
*Amicus Therapeutics, Inc.	1,205	4,977
*AMN Healthcare Services, Inc.	6,328	33,538
*Amsurg Corp.	3,550	64,184
*Amylin Pharmaceuticals, Inc.	12,980	169,129
*Anadys Pharmaceuticals, Inc.	4,700	6,815
Analogic Corp.	1,441	65,753
*AngioDynamics, Inc.	3,150	44,793
*Anika Therapeutics, Inc.	1,888	12,234
*Ardea Biosciences, Inc.	2,042	43,535
#*Ariad Pharmaceuticals, Inc.	13,000	47,840
*Arqule, Inc.	4,156	22,941
*Array BioPharma, Inc.	5,200	16,848
*Assisted Living Concepts, Inc.	915	29,509
#*athenahealth, Inc.	2,700	107,919
*AtriCure, Inc.	1,383	10,912
#*AVANIR Pharmaceuticals, Inc.	1,000	2,430
*Bard (C.R.), Inc.	9,700	806,264
Baxter International, Inc.	59,065	3,006,409
#Beckman Coulter, Inc.	6,800	362,032
*Becton Dickinson & Co.	23,600	1,782,272
*BioClinica, Inc.	2,162	8,713

1316

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Biodel, Inc.	1,734	$6,260
*Biogen Idec, Inc.	26,200	1,643,002
#*BioMarin Pharmaceutical, Inc.	10,300	269,448
*BioMimetic Therapeutics, Inc.	658	7,462
*Bio-Rad Laboratories, Inc. Class A	2,213	200,542
*Bio-Reference Labs, Inc.	2,800	60,368
*BioScrip, Inc.	2,900	16,327
*BMP Sunstone Corp.	3,063	30,140
*Boston Scientific Corp.	76,211	486,226
*Bovie Medical Corp.	2,540	4,648
Bristol-Myers Squibb Co.	165,250	4,445,225
#*Brookdale Senior Living, Inc.	10,600	199,068
*Bruker BioSciences Corp.	14,810	222,002
#*BSD Medical Corp.	410	1,948
*Caliper Life Sciences, Inc.	1,000	4,500
*Cambrex Corp.	3,827	17,336
Cantel Medical Corp.	1,444	26,743
*Capital Senior Living Corp.	3,849	22,940
*Caraco Pharmaceutical Laboratories, Ltd.	2,649	13,669
Cardinal Health, Inc.	34,692	1,203,465
*CareFusion Corp.	19,917	480,796
#*CAS Medical Systems, Inc.	1,900	6,042
*Catalyst Health Solutions, Inc.	3,800	143,830
*Celera Corp.	7,176	40,903
*Celgene Corp.	45,970	2,853,358
*Centene Corp.	4,800	107,136
*Cephalon, Inc.	7,295	484,680
#*Cepheid, Inc.	4,622	97,247
#*Cerner Corp.	7,000	614,810
#*Charles River Laboratories International, Inc.	6,400	209,728
Chemed Corp.	2,300	135,562
*Cigna Corp.	27,500	967,725
*Clinical Data, Inc.	2,188	41,550
*CombiMatrix Corp.	1,107	2,391
*Community Health Systems, Inc.	8,800	264,704
Computer Programs & Systems, Inc.	1,556	71,063
#*Conceptus, Inc.	3,600	51,156
*CONMED Corp.	2,735	60,197
*Continucare Corp.	6,300	28,350
Cooper Cos., Inc.	4,865	240,039
*Corvel Corp.	900	40,320
*Covance, Inc.	6,600	310,134
*Coventry Health Care, Inc.	13,400	313,828
*Cross Country Healthcare, Inc.	1,700	12,410
*CryoLife, Inc.	3,061	19,743
*Cubist Pharmaceuticals, Inc.	7,273	169,315
*Cutera, Inc.	1,850	13,376
#*Cyberonics, Inc.	2,300	63,273
*Cynosure, Inc. Class A	1,600	16,288
*Cypress Bioscience, Inc.	3,390	13,526
*Cytokinetics, Inc.	3,764	9,937
*DaVita, Inc.	9,970	715,348
*Dendreon Corp.	12,751	465,412
DENTSPLY International, Inc.	14,300	448,877
*DepoMed, Inc.	3,900	19,071
*DexCom, Inc.	5,400	74,250
*Dionex Corp.	1,950	173,998
*Dyax Corp.	7,244	17,458
#*Dynacq Healthcare, Inc.	300	657
*Edwards Lifesciences Corp.	12,306	786,476
*Eli Lilly & Co.	104,375	3,674,000

1317

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Emergency Medical Services Corp. Class A	2,600	$141,388
*Emergent BioSolutions, Inc.	1,466	26,496
Emergent Group, Inc.	1,300	6,929
*Emeritus Corp.	3,635	67,793
*Endo Pharmaceuticals Holdings, Inc.	13,481	495,292
—*Endo Pharmaceuticals Solutions	8,600	9,460
*Endologix, Inc.	99	547
Ensign Group, Inc.	931	17,475
#*Enzon Pharmaceuticals, Inc.	4,617	51,941
*eResearch Technology, Inc.	4,700	35,814
#*Exactech, Inc.	1,400	22,764
*Express Scripts, Inc.	52,308	2,537,984
*Forest Laboratories, Inc.	29,798	984,824
*Furiex Pharmaceuticals, Inc.	833	9,588
#*Genomic Health, Inc.	2,821	39,945
*Genoptix, Inc.	1,900	32,338
#*Gen-Probe, Inc.	4,794	232,173
*Gentiva Health Services, Inc.	3,177	73,961
*Genzyme Corp.	26,368	1,901,924
#*Geron Corp.	9,712	54,193
*Gilead Sciences, Inc.	84,300	3,344,181
*Greatbatch, Inc.	2,910	63,292
*Haemonetics Corp.	2,902	158,594
#*Halozyme Therapeutics, Inc.	7,600	55,708
*Hanger Orthopedic Group, Inc.	2,600	48,672
#*Hansen Medical, Inc.	700	1,197
*Harvard Bioscience, Inc.	4,139	16,308
*Health Management Associates, Inc.	23,724	190,029
*Health Net, Inc.	7,298	196,243
#*HealthSouth Corp.	9,922	179,489
*HealthSpring, Inc.	4,900	143,031
*HealthStream, Inc.	2,809	17,978
*Healthways, Inc.	3,100	32,488
*HeartWare International, Inc.	400	27,336
#*Henry Schein, Inc.	9,500	533,425
Hill-Rom Holdings, Inc.	7,105	275,319
#*Hi-Tech Pharmacal Co., Inc.	1,129	24,420
*HMS Holdings Corp.	2,900	174,319
*Hologic, Inc.	28,078	449,810
*Hospira, Inc.	16,914	1,006,045
*Human Genome Sciences, Inc.	18,100	486,528
*Humana, Inc.	15,900	926,811
*ICU Medical, Inc.	1,350	49,275
*Idenix Pharmaceuticals, Inc.	6,400	27,712
*Idera Pharmaceuticals, Inc.	3,093	8,351
#*IDEXX Laboratories, Inc.	5,800	347,768
#*Illumina, Inc.	11,746	637,925
*Immucor, Inc.	6,656	115,814
*Impax Laboratories, Inc.	2,740	51,622
#*Incyte Corp.	12,764	212,648
*Infinity Pharmaceuticals, Inc.	3,056	17,358
*Insulet Corp.	3,003	47,898
*Integra LifeSciences Holdings Corp.	2,600	111,852
*IntegraMed America, Inc.	1,494	12,699
#*InterMune, Inc.	2,899	38,093
#*Intuitive Surgical, Inc.	3,738	982,907
Invacare Corp.	3,000	81,000
*IPC The Hospitalist Co.	1,900	60,857
*IRIS International, Inc.	2,045	18,937
*ISTA Pharmaceuticals, Inc.	2,153	9,301
*Jazz Pharmaceuticals, Inc.	3,100	32,953

1318

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Johnson & Johnson	274,184	$17,457,295
*Kendle International, Inc.	1,300	11,843
*Kensey Nash Corp.	800	21,568
*Kindred Healthcare, Inc.	4,200	57,624
*Kinetic Concepts, Inc.	6,100	231,983
*King Pharmaceuticals, Inc.	25,640	362,550
*K-V Pharmaceutical Co.	300	699
#*Laboratory Corp. of America Holdings	10,900	886,388
Landauer, Inc.	1,220	74,530
*Lannet Co., Inc.	1,787	9,149
*LCA-Vision, Inc.	3,050	21,228
*LeMaitre Vascular, Inc.	1,000	6,500
#*LHC Group, Inc.	2,363	63,565
*Life Technologies Corp.	18,073	906,903
*LifePoint Hospitals, Inc.	6,445	218,614
Lincare Holdings, Inc.	9,108	238,812
*Luminex Corp.	4,141	74,579
*Magellan Health Services, Inc.	3,665	175,920
#*Martek Biosciences Corp.	3,448	75,684
#Masimo Corp.	5,690	171,667
*Matrixx Initiatives, Inc.	1,300	6,968
#*Maxygen, Inc.	3,953	25,339
*McKesson Corp.	26,610	1,755,728
*MedAssets, Inc.	6,600	122,364
*MedCath Corp.	1,848	18,314
*Medco Health Solutions, Inc.	44,145	2,318,937
*Medical Action Industries, Inc.	2,396	23,768
*Medicines Co. (The)	1,500	19,155
*MediciNova, Inc.	740	3,855
Medicis Pharmaceutical Corp. Class A	4,326	128,698
*Medivation, Inc.	2,940	33,957
*Mednax, Inc.	4,400	260,524
*MedQuist, Inc.	1,800	15,264
*MEDTOX Scientific, Inc.	977	11,460
*Medtronic, Inc.	110,504	3,890,846
Merck & Co., Inc.	318,253	11,546,219
*Merge Healthcare, Inc.	5,633	18,814
Meridian Bioscience, Inc.	4,275	97,855
*Merit Medical Systems, Inc.	3,211	50,766
#*Metabolix, Inc.	2,509	35,026
#*Metropolitan Health Networks, Inc.	1,125	4,770
#*Mettler Toledo International, Inc.	3,245	423,667
*Molina Healthcare, Inc.	3,094	80,196
#*Momenta Pharmaceuticals, Inc.	2,361	39,452
*MWI Veterinary Supply, Inc.	1,200	68,640
#*Mylan, Inc.	29,350	596,392
*Myrexis, Inc.	3,247	11,916
*Myriad Genetics, Inc.	8,600	171,398
*Nabi Biopharmaceuticals	6,490	31,866
*Nanosphere, Inc.	2,000	9,080
National Healthcare Corp.	1,100	40,051
National Research Corp.	200	5,626
*Natus Medical, Inc.	3,695	48,404
#*Nektar Therapeutics	7,140	104,030
*Neogen Corp.	2,879	96,216
*Neuralstem, Inc.	5,200	11,596
#*Neurocrine Biosciences, Inc.	2,000	16,280
*Nighthawk Radiology Holdings, Inc.	728	4,666
*NovaMed, Inc.	1,287	15,122
*NPS Pharmaceuticals, Inc.	5,995	37,349
#*NuVasive, Inc.	3,900	102,180

1319

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*NxStage Medical, Inc.	5,192	$104,671
*Obagi Medical Products, Inc.	2,252	25,695
Omnicare, Inc.	11,440	275,933
*Omnicell, Inc.	2,600	36,322
*Onyx Pharmaceuticals, Inc.	5,800	155,614
*OraSure Technologies, Inc.	6,438	26,203
*Orthovita, Inc.	3,672	8,005
*Osteotech, Inc.	1,415	9,183
Owens & Minor, Inc.	6,000	170,880
*Pain Therapeutics, Inc.	5,300	40,704
*Palomar Medical Technologies, Inc.	1,396	14,770
*Par Pharmaceutical Cos., Inc.	4,600	149,546
*Parexel International Corp.	5,425	116,638
*Patterson Cos., Inc.	9,800	270,970
*PDI, Inc.	1,874	16,435
PDL BioPharma, Inc.	14,616	76,442
*PerkinElmer, Inc.	12,800	300,160
Perrigo Co.	9,276	611,103
*Pfizer, Inc.	823,503	14,328,952
Pharmaceutical Products Development Service, Inc.	10,900	281,329
*Pharmasset, Inc.	3,200	120,000
*PharMerica Corp.	2,600	26,104
*Progenics Pharmaceuticals, Inc.	2,600	12,220
*ProPhase Labs, Inc.	1,000	1,200
*Prospect Medical Holdings, Inc.	1,283	10,829
*Providence Service Corp.	1,570	25,795
#*PSS World Medical, Inc.	6,516	153,973
#*Psychiatric Solutions, Inc.	5,300	178,610
#Quality Systems, Inc.	2,000	128,520
Quest Diagnostics, Inc.	15,234	748,599
*Questcor Pharmaceuticals, Inc.	1,103	13,534
#*Quidel Corp.	2,300	26,588
*Regeneration Technologies, Inc.	5,098	12,592
*Regeneron Pharmaceuticals, Inc.	6,300	164,304
*RehabCare Group, Inc.	2,500	55,575
*Repligen Corp.	3,600	13,968
*Res-Care, Inc.	3,700	48,951
#*ResMed, Inc.	15,500	493,985
#*Rigel Pharmaceuticals, Inc.	4,341	36,074
*Rochester Medical Corp.	1,592	17,353
*Rockwell Medical Technologies, Inc.	813	6,927
#*Salix Pharmaceuticals, Ltd.	6,200	234,546
*Sangamo BioSciences, Inc.	3,800	14,136
*Santarus, Inc.	4,400	13,772
#*Savient Pharmaceuticals, Inc.	2,244	27,848
*SciClone Pharmaceuticals, Inc.	4,400	14,828
#*Seattle Genetics, Inc.	9,320	152,755
#*Sirona Dental Systems, Inc.	4,275	160,954
*Skilled Healthcare Group, Inc.	2,400	9,000
*SonoSite, Inc.	1,652	51,493
*Spectranetics Corp.	4,200	19,740
*St. Jude Medical, Inc.	33,755	1,292,816
*Stereotaxis, Inc.	994	3,926
Steris Corp.	5,700	195,054
*Strategic Diagnostics, Inc.	2,791	4,717
#Stryker Corp.	29,550	1,462,430
*Sucampo Pharmaceuticals, Inc.	900	3,042
*Sun Healthcare Group, Inc.	4,100	38,991
#*Sunrise Senior Living, Inc.	3,900	13,377
*SuperGen, Inc.	5,837	16,227
*SurModics, Inc.	1,100	13,156

1320

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Symmetry Medical, Inc.	3,300	$29,205
*Synovis Life Technologies, Inc.	1,397	20,955
#*Targacept, Inc.	2,777	68,759
Techne Corp.	3,133	190,862
Teleflex, Inc.	4,020	224,115
*Tenet Healthcare Corp.	47,800	208,408
#*Theravance, Inc.	6,800	138,584
*Thermo Fisher Scientific, Inc.	41,996	2,159,434
*Thoratec Corp.	6,400	208,896
*TomoTherapy, Inc.	3,800	14,516
*TranS1, Inc.	2,100	4,767
*Transcend Services, Inc.	800	13,936
*Transcept Pharmaceuticals, Inc.	1,365	8,449
*Triple-S Management Corp.	2,900	48,923
*U.S. Physical Therapy, Inc.	902	16,931
#*United Therapeutics Corp.	5,000	300,000
UnitedHealth Group, Inc.	114,655	4,133,313
Universal American Corp.	8,200	131,856
Universal Health Services, Inc.	10,200	420,954
Utah Medical Products, Inc.	276	7,872
*Varian Medical Systems, Inc.	11,800	745,996
*Vascular Solutions, Inc.	2,700	29,241
*VCA Antech, Inc.	8,100	167,427
#*Vertex Pharmaceuticals, Inc.	18,400	705,272
*Vical, Inc.	6,258	13,517
*Viropharma, Inc.	7,500	122,700
*Vital Images, Inc.	2,220	29,526
#*Volcano Corp.	5,086	124,200
*Waters Corp.	9,400	696,822
*Watson Pharmaceuticals, Inc.	10,800	503,820
*WellCare Health Plans, Inc.	3,400	94,452
*WellPoint, Inc.	40,905	2,222,778
West Pharmaceutical Services, Inc.	3,695	131,875
*Wright Medical Group, Inc.	3,195	42,621
*XenoPort, Inc.	1,700	13,175
Young Innovations, Inc.	1,000	27,770
*Zimmer Holdings, Inc.	19,680	933,619
*Zoll Medical Corp.	1,200	39,036
Total Health Care		149,394,774

Industrials — (11.0%)
*3D Systems Corp.	1,300	33,592
*3M Co.	66,923	5,636,255
A.O. Smith Corp.	2,300	128,869
*A.T. Cross Co.	845	5,915
#AAON, Inc.	2,050	50,328
*AAR Corp.	4,715	103,919
ABM Industries, Inc.	4,678	105,489
*Acacia Technologies Group	3,410	90,774
*ACCO Brands Corp.	5,418	33,754
#Aceto Corp.	1,500	11,055
Actuant Corp. Class A	4,600	103,362
Acuity Brands, Inc.	4,282	214,400
Administaff, Inc.	2,599	68,120
*Advisory Board Co. (The)	1,800	84,258
*Aecom Technology Corp.	10,600	280,794
*Aerovironment, Inc.	1,600	37,536
*AGCO Corp.	8,600	365,242
*Air Transport Services Group, Inc.	1,756	11,800
Aircastle, Ltd.	5,800	53,418
#*AirTran Holdings, Inc.	5,406	40,004

1321

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Alamo Group, Inc.	789	$18,936
*Alaska Air Group, Inc.	2,816	148,685
Albany International Corp.	2,000	40,800
Alexander & Baldwin, Inc.	3,730	128,424
#Allegiant Travel Co.	900	42,381
*Alliant Techsystems, Inc.	3,650	278,276
*Amerco, Inc.	2,107	173,448
#*American Commercial Lines, Inc.	1,000	33,150
*American Railcar Industries, Inc.	2,374	36,583
*American Reprographics Co.	5,000	35,600
American Science & Engineering, Inc.	1,100	90,585
#*American Superconductor Corp.	4,026	135,475
#American Woodmark Corp.	1,214	21,488
Ameron International Corp.	1,000	68,760
Ametek, Inc.	10,500	567,525
Ampco-Pittsburgh Corp.	1,064	27,504
*AMR Corp.	32,800	258,464
*APAC Customer Services, Inc.	5,195	31,534
Apogee Enterprises, Inc.	3,000	31,470
Applied Industrial Technologies, Inc.	4,975	151,290
Applied Signal Technologies, Inc.	1,500	50,340
*Argan, Inc.	1,600	13,552
Arkansas Best Corp.	3,000	75,990
#*Armstrong World Industries, Inc.	1,900	79,325
#*ArvinMeritor, Inc.	3,800	63,004
*Astec Industries, Inc.	2,360	69,549
*Atlas Air Worldwide Holdings, Inc.	810	42,331
*Avery Dennison Corp.	8,101	294,471
#*Avis Budget Group, Inc.	1,900	22,059
AZZ, Inc.	1,630	60,538
*Babcock & Wilcox Co.	11,610	264,940
#Badger Meter, Inc.	1,600	66,448
*Baker (Michael) Corp.	800	26,144
Baldor Electric Co.	4,900	205,898
Barnes Group, Inc.	5,809	105,666
Barrett Business Services, Inc.	1,157	17,760
*BE Aerospace, Inc.	9,300	341,868
*Beacon Roofing Supply, Inc.	5,790	85,460
Belden, Inc.	4,700	131,130
*Blount International, Inc.	4,200	63,000
*BlueLinx Holdings, Inc.	3,154	9,935
*Boeing Co. (The)	65,850	4,651,644
Bowne & Co., Inc.	2,923	33,176
Brady Co. Class A	4,590	141,143
Briggs & Stratton Corp.	4,900	86,240
Brink’s Co. (The)	4,894	115,498
*BTU International, Inc.	600	4,308
Bucyrus International, Inc.	7,700	524,832
*Builders FirstSource, Inc.	357	721
*C.H. Robinson Worldwide, Inc.	17,000	1,198,160
Carlisle Cos., Inc.	6,900	241,983
Cascade Corp.	1,095	38,752
*Casella Waste Systems, Inc.	925	4,560
*Caterpillar, Inc.	64,509	5,070,407
#*CBIZ, Inc.	7,900	46,768
CDI Corp.	2,400	34,392
*Celadon Group, Inc.	2,769	35,914
*Ceradyne, Inc.	2,710	64,525
*Chart Industries, Inc.	3,900	90,870
Chase Corp.	1,500	23,790
*Cintas Corp.	13,630	374,416

1322

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
CIRCOR International, Inc.	1,580	$55,426
CLAROC, Inc.	4,900	194,334
*Clean Harbors, Inc.	2,500	176,250
*Coleman Cable, Inc.	644	4,598
*Colfax Corp.	1,300	20,891
*Columbus McKinnon Corp.	2,000	35,120
Comfort Systems USA, Inc.	5,229	59,872
*Command Security Corp.	1,831	3,882
*Commercial Vehicle Group, Inc.	2,700	36,261
*Consolidated Graphics, Inc.	700	32,585
Con-way, Inc.	4,723	155,906
Cooper Industries P.L.C.	15,981	837,724
*Copart, Inc.	8,041	272,268
Corporate Executive Board Co.	3,488	108,965
#*Corrections Corp. of America	11,900	305,473
*CoStar Group, Inc.	2,156	107,067
Courier Corp.	1,460	21,608
Covanta Holding Corp.	12,535	197,802
*Covenant Transportation Group, Inc.	100	732
*CPI Aerostructures, Inc.	541	6,011
*CRA International, Inc.	1,100	20,515
Crane Co.	5,100	195,126
*CSX Corp.	39,200	2,408,840
Cubic Corp.	935	40,738
*Cummins, Inc.	19,600	1,726,760
Curtiss-Wright Corp.	4,800	148,224
Danaher Corp.	56,220	2,437,699
Deere & Co.	43,526	3,342,797
*Delta Air Lines, Inc.	75,362	1,046,778
Deluxe Corp.	5,100	104,244
Diamond Management & Technology Consultants, Inc.	2,700	33,669
#*Dollar Thrifty Automotive Group, Inc.	2,400	111,360
#Donaldson Co., Inc.	7,300	355,656
*Dover Corp.	19,380	1,029,078
Ducommun, Inc.	1,100	23,617
*Dun & Bradstreet Corp. (The)	5,291	393,703
*DXP Enterprises, Inc.	1,614	30,731
*Dycom Industries, Inc.	3,734	39,954
*Dynamex, Inc.	890	18,815
Dynamic Materials Corp.	900	13,977
#Eastern Co.	600	10,638
*Eaton Corp.	16,720	1,485,238
*EMCOR Group, Inc.	6,800	175,780
*Emerson Electric Co.	77,040	4,229,496
Encore Wire Corp.	2,625	54,495
*Energy Conversion Devices, Inc.	3,300	14,883
#*Energy Recovery, Inc.	2,000	7,120
EnergySolutions, Inc.	10,900	51,121
*EnerNOC, Inc.	1,180	35,483
*EnerSys	5,000	131,800
Ennis, Inc.	3,000	54,120
*EnPro Industries, Inc.	1,500	52,710
*Equifax, Inc.	13,079	433,307
ESCO Technologies, Inc.	2,486	85,220
*Esterline Technologies Corp.	4,660	281,650
#*Expeditors International of Washington, Inc.	20,936	1,033,401
*Exponent, Inc.	1,900	60,648
#*Fastenal Co.	14,900	767,052
Federal Signal Corp.	5,347	30,211
FedEx Corp.	31,043	2,723,092
*Flow International Corp.	1,679	4,433

1323

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Flowserve Corp.	5,800	$580,000
*Fluor Corp.	18,430	888,142
Forward Air Corp.	3,046	81,876
Franklin Electric Co., Inc.	2,922	105,513
Freightcar America, Inc.	1,200	31,752
#*FTI Consulting, Inc.	4,826	171,130
*Fuel Tech, Inc.	1,700	10,353
*Furmanite Corp.	2,500	14,375
G & K Services, Inc. Class A	1,900	46,968
Gardner Denver Machinery, Inc.	5,200	300,664
GATX Corp.	4,600	145,636
#*Genco Shipping & Trading, Ltd.	2,800	46,340
*Gencor Industries, Inc.	400	2,932
#*GenCorp, Inc.	8,470	41,249
*General Cable Corp.	4,500	125,730
*General Dynamics Corp.	34,285	2,335,494
General Electric Co.	1,093,771	17,522,211
*Genesee & Wyoming, Inc.	3,920	181,222
*Genpact, Ltd.	4,700	74,730
*GEO Group, Inc. (The)	7,755	198,916
*GeoEye, Inc.	1,926	85,264
#*Gibraltar Industries, Inc.	3,140	28,668
*Goodrich Corp.	12,600	1,034,082
#Gorman-Rupp Co. (The)	1,563	46,609
*GP Strategies Corp.	1,842	15,989
Graco, Inc.	5,725	196,997
*Graftech International, Ltd.	12,200	200,934
Graham Corp.	1,800	30,546
*Grand Canyon Education, Inc.	3,441	64,725
Granite Construction, Inc.	4,300	103,974
Great Lakes Dredge & Dock Corp.	6,976	43,181
*Greenbrier Cos., Inc.	1,200	21,840
*Griffon Corp.	5,806	68,453
#*GT Solar International, Inc.	7,700	63,371
#*H&E Equipment Services, Inc.	3,900	37,908
Hardinge, Inc.	700	5,586
Harsco Corp.	7,288	168,936
#*Hawaiian Holdings, Inc.	4,792	35,077
*Hawk Corp.	1,220	60,793
Healthcare Services Group, Inc.	5,270	126,638
Heartland Express, Inc.	5,426	80,902
#HEICO Corp.	375	18,668
HEICO Corp. Class A	2,406	89,359
Heidrick & Struggles International, Inc.	1,861	39,974
Herman Miller, Inc.	5,553	106,784
*Hertz Global Holdings, Inc.	36,500	413,180
*Hexcel Corp.	8,970	159,397
*Hill International, Inc.	4,200	22,554
HNI Corp.	3,473	85,644
*Hoku Corp.	1,382	3,870
*Honeywell International, Inc.	74,330	3,501,686
Horizon Lines, Inc.	4,400	18,964
Houston Wire & Cable Co.	2,097	24,178
*Hub Group, Inc. Class A	3,214	104,359
Hubbell, Inc. Class B	5,742	310,183
*Hudson Highland Group, Inc.	3,600	12,672
*Hurco Cos., Inc.	883	16,247
*Huron Consulting Group, Inc.	1,650	32,852
*ICF International, Inc.	1,750	44,835
*Identive Group, Inc.	1,092	2,424
IDEX Corp.	8,975	323,818

1324

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*IHS, Inc.	4,554	$328,981
*II-VI, Inc.	3,748	147,446
Illinois Tool Works, Inc.	47,198	2,156,949
#*Innerworkings, Inc.	5,800	39,846
*Innovative Solutions & Support, Inc.	3,112	18,952
*Insituform Technologies, Inc.	4,000	86,400
Insteel Industries, Inc.	2,000	17,180
*Integrated Electrical Services, Inc.	707	2,581
Interface, Inc. Class A	5,100	73,389
*Interline Brands, Inc.	3,492	70,154
International Shipholding Corp.	637	17,817
Intersections, Inc.	2,400	23,328
Iron Mountain, Inc.	19,588	426,823
*ITT Industries, Inc.	18,000	849,420
J.B. Hunt Transport Services, Inc.	10,200	366,792
*Jacobs Engineering Group, Inc.	12,300	474,903
#*JetBlue Airways Corp.	26,500	184,970
John Bean Technologies Corp.	3,100	53,010
Joy Global, Inc.	10,425	739,654
*Kadant, Inc.	900	17,694
Kaman Corp. Class A	2,316	62,416
*Kansas City Southern	10,000	438,200
Kaydon Corp.	3,790	132,157
KBR, Inc.	17,390	441,706
*Kelly Services, Inc. Class A	2,711	40,258
Kennametal, Inc.	7,500	256,050
*Key Technology, Inc.	844	12,660
*Kforce, Inc.	4,567	68,551
Kimball International, Inc. Class B	2,500	15,200
*Kirby Corp.	5,150	221,398
Knight Transportation, Inc.	7,406	132,345
Knoll, Inc.	4,500	68,265
*Korn/Ferry International	5,170	91,147
*L-3 Communications Holdings, Inc.	11,419	824,338
*LaBarge, Inc.	1,681	21,332
*Ladish Co., Inc.	2,000	63,980
Landstar System, Inc.	4,810	180,952
Lawson Products, Inc.	649	11,961
*Layne Christensen Co.	1,700	47,498
*LECG Corp.	1,299	1,117
#Lennox International, Inc.	4,660	191,107
Lincoln Electric Holdings, Inc.	4,597	274,717
#Lindsay Corp.	1,000	57,650
*LMI Aerospace, Inc.	2,000	32,660
*Lockheed Martin Corp.	33,100	2,359,699
LSI Industries, Inc.	2,400	22,200
*Lydall, Inc.	600	4,458
*M&F Worldwide Corp.	1,676	45,051
#Manitowoc Co., Inc. (The)	10,200	113,628
Manpower, Inc.	8,363	457,707
Marten Transport, Ltd.	2,239	47,556
*Masco Corp.	33,368	355,703
*MasTec, Inc.	8,158	99,528
*McDermott International, Inc.	23,220	358,285
McGrath Rentcorp	2,686	67,983
*Metalico, Inc.	5,906	25,632
Met-Pro Corp.	1,935	21,846
*MFRI, Inc.	1,091	9,481
#*Middleby Corp.	1,800	134,388
Miller Industries, Inc.	1,376	18,521
Mine Safety Appliances Co.	3,895	109,683

1325

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Mobile Mini, Inc.	4,138	$72,125
#*Monster Worldwide, Inc.	12,900	232,974
*Moog, Inc.	3,995	150,212
MSC Industrial Direct Co., Inc. Class A	4,600	261,924
Mueller Industries, Inc.	4,400	129,360
Mueller Water Products, Inc.	12,110	36,572
Multi-Color Corp.	1,486	23,702
NACCO Industries, Inc. Class A	533	52,906
National Technical Systems, Inc.	1,200	9,504
*Navigant Consulting, Inc.	4,323	39,555
*Navistar International Corp.	6,960	335,333
#Nordson Corp.	3,137	244,749
*Norfolk Southern Corp.	38,010	2,337,235
*Northrop Grumman Corp.	30,328	1,917,033
*Northwest Pipe Co.	1,100	20,702
*Ocean Power Technologies, Inc.	300	1,962
*Old Dominion Freight Line, Inc.	5,325	149,366
#Omega Flex, Inc.	1,202	16,564
*On Assignment, Inc.	4,296	24,272
*Orbital Sciences Corp.	6,400	103,936
*Orion Marine Group, Inc.	2,500	31,275
*Oshkosh Corp.	9,100	268,541
*Owens Corning, Inc.	11,159	301,739
*P.A.M. Transportation Services, Inc.	492	5,402
*PACCAR, Inc.	35,614	1,825,574
*Pall Corp.	12,600	537,642
*Parker Hannifin Corp.	16,640	1,273,792
*Park-Ohio Holdings Corp.	1,300	20,657
Pentair, Inc.	10,700	350,211
*Pike Electric Corp.	2,597	19,633
*Pinnacle Airlines Corp.	800	4,608
*Pitney Bowes, Inc.	19,738	433,052
#*PMFG, Inc.	400	6,260
*Polypore International, Inc.	5,100	169,677
Portec Rail Products, Inc.	1,021	11,844
*Powell Industries, Inc.	700	21,602
#*PowerSecure International, Inc.	2,600	24,466
*Precision Castparts Corp.	14,510	1,981,776
*PRGX Global, Inc.	2,100	12,600
*Quality Distribution, Inc.	2,800	20,020
Quanex Building Products Corp.	1,200	21,624
*Quanta Services, Inc.	20,113	395,422
*R. R. Donnelley & Sons Co.	19,580	361,251
Raven Industries, Inc.	1,804	74,180
*Raytheon Co.	39,075	1,800,576
*RBC Bearings, Inc.	1,740	57,977
*RCM Technologies, Inc.	395	1,995
Regal-Beloit Corp.	3,564	205,678
#*Republic Airways Holdings, Inc.	1,900	17,651
Republic Services, Inc.	39,124	1,166,286
Resources Connection, Inc.	3,800	61,522
Robbins & Myers, Inc.	3,100	89,993
#*Robert Half International, Inc.	14,550	394,450
*Rockwell Automation, Inc.	14,220	886,901
*Rockwell Collins, Inc.	16,000	968,160
Rollins, Inc.	5,325	138,716
*Roper Industries, Inc.	9,300	645,699
*Rush Enterprises, Inc. Class A	3,300	52,437
*Ryder System, Inc.	5,850	255,938
*Saia, Inc.	1,550	22,444
Schawk, Inc.	2,653	51,521

1326

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*School Specialty, Inc.	1,749	$23,437
*SFN Group, Inc.	4,600	34,868
*Shaw Group, Inc.	8,600	262,816
#Ship Finance International, Ltd.	6,400	128,704
SIFCO Industries, Inc.	100	1,366
Simpson Manufacturing Co., Inc.	4,779	127,026
SkyWest, Inc.	2,969	45,010
*SL Industries, Inc.	856	13,003
*Southwest Airlines Co.	76,013	1,045,939
*Sparton Corp.	400	2,924
*Spire Corp.	1,300	7,592
*Spirit Aerosystems Holdings, Inc.	10,200	220,728
SPX Corp.	5,600	375,536
*Standard Parking Corp.	1,343	22,952
#Standard Register Co.	1,800	5,778
Standex International Corp.	1,920	51,706
Steelcase, Inc. Class A	4,600	38,686
#*Stericycle, Inc.	8,600	616,964
*Sterling Construction Co., Inc.	1,200	14,640
Sun Hydraulics, Inc.	1,690	52,508
*SunPower Corp. Class A	600	8,184
*SunPower Corp. Class B	2,984	39,389
Superior Uniform Group, Inc.	162	1,707
*SYKES Enterprises, Inc.	4,500	74,745
#*Taser International, Inc.	5,800	22,968
*Team, Inc.	1,100	21,824
*Tecumseh Products Co. Class A	900	11,655
*Teledyne Technologies, Inc.	3,500	145,495
Tennant Co.	1,788	59,987
*Terex Corp.	10,100	226,745
*Tetra Tech, Inc.	5,900	124,254
Textainer Group Holdings, Ltd.	3,800	98,724
#Textron, Inc.	26,700	555,894
*Thomas & Betts Corp.	5,500	239,525
Timken Co.	10,020	415,028
#Titan International, Inc.	3,598	54,582
*Titan Machinery, Inc.	2,100	40,824
Todd Shipyards Corp.	700	11,452
Toro Co.	3,540	200,930
Towers Watson & Co.	4,950	254,529
*Trailer Bridge, Inc.	1,126	3,491
TransDigm Group, Inc.	5,100	337,977
*TRC Cos., Inc.	3,000	7,260
Tredegar Industries, Inc.	3,454	66,628
*Trex Co., Inc.	1,800	32,310
*Trimas Corp.	4,700	74,401
Trinity Industries, Inc.	8,400	190,932
Triumph Group, Inc.	1,961	163,920
*TrueBlue, Inc.	4,918	69,098
*Tutor Perini Corp.	2,790	64,756
Twin Disc, Inc.	1,800	36,648
*Tyco International, Ltd.	50,429	1,930,422
*U.S. Home Systems, Inc.	1,400	4,326
#*Ultralife Corp.	2,100	11,025
UniFirst Corp.	1,740	80,092
*Union Pacific Corp.	51,000	4,471,680
*United Continental Holdings, Inc.	28,567	829,586
*United Parcel Service, Inc.	74,250	4,999,995
*United Rentals, Inc.	6,800	127,772
*United Stationers, Inc.	2,686	150,953
*United Technologies Corp.	89,870	6,719,580

1327

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Universal Forest Products, Inc.	1,950	$58,773
*Universal Truckload Services, Inc.	1,088	15,613
*URS Corp.	8,903	346,594
#*US Airways Group, Inc.	16,583	195,514
US Ecology, Inc.	2,200	35,684
*USA Truck, Inc.	1,545	21,197
#*USG Corp.	8,800	111,584
UTi Worldwide, Inc.	8,800	169,136
Valmont Industries, Inc.	2,100	165,585
*Versar, Inc.	1,500	4,800
Viad Corp.	1,350	26,946
Vicor Corp.	4,135	73,644
Virco Manufacturing Corp.	1,718	5,034
*Vishay Precision Group, Inc.	1,210	20,570
*Volt Information Sciences, Inc.	2,100	16,968
VSE Corp.	800	28,200
*W.W. Grainger, Inc.	6,400	793,792
Wabtec Corp.	4,860	227,642
*Waste Connections, Inc.	8,050	327,957
*Waste Management, Inc.	47,292	1,689,270
Watsco, Inc. Class A	2,700	151,119
#Watts Water Technologies, Inc.	3,070	107,972
*WCA Waste Corp.	2,500	12,400
Werner Enterprises, Inc.	5,492	117,089
*WESCO International, Inc.	4,462	191,063
*Willis Lease Finance Corp.	400	4,908
Woodward Governor Co.	6,200	194,308

Total Industrials		149,657,996

Information Technology — (18.5%)
Accenture P.L.C. Class A	62,630	2,800,187
*ACI Worldwide, Inc.	3,900	95,043
*Acme Packet, Inc.	6,500	257,075
*Actel Corp.	2,800	58,408
*ActivIdentity Corp.	5,596	18,075
Activision Blizzard, Inc.	57,634	661,062
*Actuate Corp.	5,359	25,938
*Acxiom Corp.	8,519	149,508
*ADDvantage Technologies Group, Inc.	400	1,284
*Adobe Systems, Inc.	51,158	1,440,098
Adtran, Inc.	7,300	235,571
*Advanced Analogic Technologies, Inc.	5,128	19,281
#*Advanced Energy Industries, Inc.	4,259	61,159
#*Advanced Micro Devices, Inc.	57,148	418,895
#*Advent Software, Inc.	1,927	103,518
*Agilent Technologies, Inc.	35,300	1,228,440
*Agilysys, Inc.	2,000	12,000
*Akamai Technologies, Inc.	18,000	930,060
#*Alliance Data Systems Corp.	5,400	327,888
*Altera Corp.	30,210	942,854
*Amdocs, Ltd.	19,411	595,529
American Software, Inc. Class A	2,776	16,767
#*Amkor Technology, Inc.	10,900	78,589
Amphenol Corp.	17,400	872,262
*Anadigics, Inc.	8,617	58,337
*Analog Devices, Inc.	30,400	1,023,568
*Anaren, Inc.	1,739	29,093
*Anixter International, Inc.	3,513	188,613
#*Ansys, Inc.	9,236	417,929
*AOL, Inc.	11,162	297,802
*Apple, Inc.	94,060	28,299,832

1328

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Applied Materials, Inc.	136,879	$1,691,824
*Applied Micro Circuits Corp.	8,159	82,161
*Ariba, Inc.	8,600	161,508
*Arris Group, Inc.	12,650	117,772
*Arrow Electronics, Inc.	12,374	366,394
*Art Technology Group, Inc.	13,375	56,041
*Aruba Networks, Inc.	8,900	194,999
*Atheros Communications, Inc.	7,060	219,142
*Atmel Corp.	46,843	415,029
#*ATMI, Inc.	3,222	56,933
#*Autodesk, Inc.	22,400	810,432
Automatic Data Processing, Inc.	50,647	2,249,740
*Aviat Networks, Inc.	6,079	27,659
*Avid Technology, Inc.	3,971	50,114
*Avnet, Inc.	15,383	458,106
AVX Corp.	10,406	149,222
*Aware, Inc.	2,752	7,816
Bel Fuse, Inc. Class B	1,298	29,607
*Benchmark Electronics, Inc.	7,392	121,451
*BigBand Networks, Inc.	6,604	19,614
Black Box Corp.	2,047	67,960
Blackbaud, Inc.	3,996	101,458
#*Blackboard, Inc.	2,900	121,046
*Blue Coat Systems, Inc.	3,500	94,395
*BMC Software, Inc.	18,095	822,599
*Bottomline Technologies, Inc.	2,019	36,382
*Brightpoint, Inc.	7,278	54,512
*Broadcom Corp.	43,750	1,782,375
Broadridge Financial Solutions, Inc.	14,230	313,060
*Brocade Communications Systems, Inc.	40,529	256,143
*Brooks Automation, Inc.	4,641	31,512
*CA, Inc.	42,930	996,405
*Cabot Microelectronics Corp.	2,700	104,301
*CACI International, Inc.	3,035	152,114
*Cadence Design Systems, Inc.	26,000	220,220
*CalAmp Corp.	2,095	5,133
*Cascade Microtech, Inc.	1,242	4,471
Cass Information Systems, Inc.	1,300	44,889
*Cavium Networks, Inc.	3,613	115,146
*CEVA, Inc.	2,500	46,275
*Checkpoint Systems, Inc.	4,385	96,470
*Ciber, Inc.	5,000	18,350
#*Cirrus Logic, Inc.	7,408	95,193
*Cisco Sytems, Inc.	553,000	12,624,990
*Citrix Systems, Inc.	18,800	1,204,516
#*Clearwire Corp. Class A	9,900	70,191
Cognex Corp.	3,680	98,256
*Cognizant Technology Solutions Corp.	30,090	1,961,567
*Cogo Group, Inc.	2,200	16,742
*Coherent, Inc.	1,200	50,352
Cohu, Inc.	1,500	21,525
*CommScope, Inc.	8,800	278,608
Communications Systems, Inc.	1,155	13,698
*CommVault Systems, Inc.	4,405	127,437
*Compellent Technologies, Inc.	2,167	54,760
*Computer Sciences Corp.	16,200	794,610
*Computer Task Group, Inc.	400	3,192
*Compuware Corp.	22,529	225,515
*comScore, Inc.	2,200	51,722
*Comtech Telecommunications Corp.	2,516	77,543
*Concur Technologies, Inc.	4,700	242,614

1329

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Conexant Systems, Inc.	7,200	$10,872
#*Constant Contact, Inc.	2,570	59,110
*Convergys Corp.	13,000	147,160
*CoreLogic, Inc.	9,349	164,262
*Corning, Inc.	159,324	2,912,443
*CPI International, Inc.	2,100	29,652
*Cray, Inc.	4,250	25,415
#*Cree, Inc.	10,250	525,722
*CSG Systems International, Inc.	3,600	69,984
#CTC Media, Inc.	4,600	108,560
CTS Corp.	800	8,120
*CyberOptics Corp.	1,199	9,112
*Cymer, Inc.	3,000	110,850
*Cypress Semiconductor Corp.	16,538	233,186
Daktronics, Inc.	3,790	41,387
*Datalink Corp.	2,266	9,563
DDi Corp.	2,858	29,380
#*DealerTrack Holdings, Inc.	4,579	88,466
*Dell, Inc.	175,863	2,528,910
*Deltek, Inc.	4,207	33,067
*DemandTec, Inc.	2,562	27,106
*DG FastChannel, Inc.	2,800	65,940
*Dice Holdings, Inc.	4,800	43,440
Diebold, Inc.	6,300	193,095
*Digi International, Inc.	2,040	19,706
*Digimarc Corp.	922	25,272
*Digital River, Inc.	3,500	130,410
*DigitalGlobe, Inc.	400	13,060
*Diodes, Inc.	3,050	67,039
*Dolby Laboratories, Inc.	5,760	355,277
*DSP Group, Inc.	3,285	23,521
DST Systems, Inc.	4,000	173,080
#*DTS, Inc.	2,000	79,600
*Dynamics Research Corp.	1,200	13,560
Earthlink, Inc.	11,100	99,789
*eBay, Inc.	121,940	3,635,031
#*Ebix, Inc.	4,821	119,079
*Echelon Corp.	263	2,070
*EchoStar Corp.	4,501	95,421
*Edgewater Technology, Inc.	1,000	2,940
Electro Rent Corp.	2,590	38,487
*Electro Scientific Industries, Inc.	1,924	22,357
*Electronic Arts, Inc.	33,326	528,217
*Electronics for Imaging, Inc.	5,985	81,935
*eLoyalty Corp.	1,000	6,990
*EMC Corp.	209,363	4,398,717
*EMS Technologies, Inc.	2,478	44,208
*Emulex Corp.	5,100	58,140
*Entropic Communications, Inc.	2,000	16,720
*Epicor Software Corp.	9,000	84,600
EPIQ Systems, Inc.	4,051	47,478
*ePlus, Inc.	1,000	21,030
#*Equinix, Inc.	4,718	397,444
*Euronet Worldwide, Inc.	5,430	98,066
*Exar Corp.	760	5,054
*ExlService Holdings, Inc.	1,759	33,509
*Extreme Networks	3,700	11,803
#*F5 Networks, Inc.	8,150	959,255
FactSet Research Systems, Inc.	4,550	399,399
#Fair Isaac Corp.	4,050	97,362
*Fairchild Semiconductor International, Inc.	12,759	143,794

1330

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*FalconStor Software, Inc.	5,118	$14,023
*Faro Technologies, Inc.	2,400	57,936
*FEI Co.	5,430	118,157
Fidelity National Information Services, Inc.	36,707	994,760
#*Finisar Corp.	2,900	49,329
#*First Solar, Inc.	5,850	805,428
*Fiserv, Inc.	15,200	828,704
#*FLIR Systems, Inc.	16,200	451,008
*FormFactor, Inc.	6,406	62,330
*Forrester Research, Inc.	2,197	72,655
*Frequency Electronics, Inc.	798	4,788
*FSI International, Inc.	3,600	9,684
#*Gartner Group, Inc.	9,400	297,886
*Gerber Scientific, Inc.	2,901	19,408
*Global Cash Access, Inc.	8,829	32,138
Global Payments, Inc.	8,401	327,303
*Globecomm Systems, Inc.	2,474	22,142
*Google, Inc.	23,437	14,366,647
*GSE Systems, Inc.	1,745	6,247
*GSI Commerce, Inc.	4,698	114,725
*GSI Technology, Inc.	3,200	22,240
*GTSI Corp.	200	918
*Guidance Software, Inc.	198	1,279
*Hackett Group, Inc.	5,500	21,450
*Harmonic, Inc.	9,800	68,404
*Harris Corp.	13,040	589,278
Heartland Payment Systems, Inc.	2,642	37,728
Hewlett-Packard Co.	231,000	9,715,860
*Hittite Microwave Corp.	2,787	144,004
*Hughes Communications, Inc.	517	14,678
*Hutchinson Technology, Inc.	1,900	6,479
*Hypercom Corp.	1,800	10,728
*I.D. Systems, Inc.	2,003	4,507
*IAC/InterActiveCorp	10,400	290,160
iGATE Corp.	5,402	110,417
*Imation Corp.	2,440	23,766
Imergent, Inc.	1,526	6,867
*Immersion Corp.	2,800	17,220
*Infinera Corp.	10,000	81,900
#*Informatica Corp.	9,800	398,762
*InfoSpace, Inc.	2,980	25,151
*Ingram Micro, Inc.	16,870	297,924
*Innodata Isogen, Inc.	4,054	12,567
*Insight Enterprises, Inc.	4,020	60,782
*Integral Systems, Inc.	2,600	22,100
*Integrated Device Technology, Inc.	15,566	91,684
*Integrated Silicon Solution, Inc.	3,810	28,613
*Intel Corp.	567,470	11,389,123
*Interactive Intelligence, Inc.	1,900	46,949
#*InterDigital, Inc.	4,300	144,351
*Intermec, Inc.	4,663	54,324
*Internap Network Services Corp.	4,500	22,500
*International Business Machines Corp.	124,703	17,907,351
*International Rectifier Corp.	6,998	162,564
*Internet Brands, Inc.	5,000	66,200
*Internet Capital Group, Inc.	3,900	48,711
*Interphase Corp.	490	740
Intersil Corp. Class A	12,140	158,913
*Intevac, Inc.	2,384	24,078
*IntriCon Corp.	800	3,440
*Intuit, Inc.	30,430	1,460,640

1331

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*IPG Photonics Corp.	4,400	$99,000
#*Isilon Systems, Inc.	5,504	156,699
*Iteris, Inc.	600	852
*Itron, Inc.	4,100	249,157
*Ixia	5,379	84,181
*IXYS Corp.	3,572	36,577
*j2 Global Communications, Inc.	4,783	126,032
*Jabil Circuit, Inc.	21,112	323,858
Jack Henry & Associates, Inc.	8,590	233,304
*JDA Software Group, Inc.	4,149	104,970
#*JDS Uniphase Corp.	20,600	216,506
*Juniper Networks, Inc.	53,580	1,735,456
Keithley Instruments, Inc.	578	12,473
Keynote Systems, Inc.	2,200	26,818
#*KIT Digital, Inc.	1,600	22,032
*KLA-Tencor Corp.	16,880	602,954
*Knot, Inc. (The)	4,484	40,535
#*Kopin Corp.	8,696	33,132
*Kulicke & Soffa Industries, Inc.	5,900	36,698
*KVH Industries, Inc.	2,000	28,080
*L-1 Identity Solutions, Inc.	8,600	101,394
*Lam Research Corp.	13,100	599,849
*LaserCard Corp.	1,299	5,677
*Lattice Semiconductor Corp.	12,649	61,474
*Lawson Software, Inc.	18,902	168,228
Lender Processing Services, Inc.	10,111	291,601
#*Lexmark International, Inc.	7,034	267,503
*Limelight Networks, Inc.	5,694	38,605
*Linear Technology Corp.	21,700	699,391
*Lionbridge Technologies, Inc.	5,000	25,000
*Liquidity Services, Inc.	1,978	31,648
*Littlefuse, Inc.	1,700	72,131
*LoJack Corp.	2,400	11,736
*LoopNet, Inc.	3,256	34,351
#*Loral Space & Communications, Inc.	2,374	132,066
*LSI Corp.	67,544	353,931
*Magma Design Automation, Inc.	2,900	12,441
*Manhattan Associates, Inc.	2,194	67,531
*ManTech International Corp. Class A	2,440	95,672
Marchex, Inc.	3,183	20,435
*Marvell Technology Group, Ltd.	52,000	1,004,120
*MasterCard, Inc. Class A	10,540	2,530,232
Maxim Integrated Products, Inc.	29,360	635,938
Maximus, Inc.	1,900	115,197
*Maxwell Technologies, Inc.	2,670	43,307
*McAfee, Inc.	15,628	739,204
*Measurement Specialties, Inc.	500	11,170
*MEMC Electronic Materials, Inc.	18,920	242,554
*Mentor Graphics Corp.	9,800	105,840
*Mercury Computer Systems, Inc.	2,500	39,600
Mesa Laboratories, Inc.	300	7,725
Methode Electronics, Inc.	4,169	38,730
Micrel, Inc.	9,400	111,954
#*Microchip Technology, Inc.	18,760	603,697
#*Micron Technology, Inc.	83,574	691,157
*MICROS Systems, Inc.	8,600	390,354
*Microsemi Corp.	7,000	140,000
*Microsoft Corp.	767,007	20,433,066
*MicroStrategy, Inc.	700	63,441
*Mindspeed Technologies, Inc.	2,100	15,498
*MIPS Technologies, Inc.	5,600	82,320

1332

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*MKS Instruments, Inc.	2,400	$49,560
Mocon, Inc.	535	7,222
*ModusLink Global Solutions, Inc.	5,100	33,813
Molex, Inc. Class A	7,690	131,268
*MoneyGram International, Inc.	7,073	17,046
*Monolithic Power Systems, Inc.	3,320	53,352
*Monotype Imaging Holdings, Inc.	4,300	40,979
#*MoSys, Inc.	3,000	14,190
*Motorola, Inc.	236,750	1,929,512
*Move, Inc.	100	236
MTS Systems Corp.	1,500	49,155
*Multi-Fineline Electronix, Inc.	1,672	40,931
*Nanometrics, Inc.	897	12,083
National Instruments Corp.	6,970	242,486
National Semiconductor Corp.	23,300	319,210
*NCI, Inc. Class A	1,200	22,368
*NCR Corp.	14,270	195,784
#*NetApp, Inc.	35,760	1,904,220
*Netezza Corp.	5,000	134,800
*NETGEAR, Inc.	3,800	117,078
*NetLogic Microsystems, Inc.	5,600	168,336
*NetScout Systems, Inc.	4,708	110,497
*NetSuite, Inc.	3,500	71,680
*Network Equipment Technologies, Inc.	2,600	8,216
*NeuStar, Inc.	6,500	167,765
*Newport Corp.	2,670	38,795
NIC, Inc.	2,797	24,278
*Novatel Wireless, Inc.	4,993	52,327
*Novell, Inc.	34,000	201,620
*Novellus Systems, Inc.	8,782	256,522
*Nu Horizons Electronics Corp.	1,300	9,048
#*Nuance Communications, Inc.	23,530	369,656
*NumereX Corp. Class A	700	5,432
*Nvidia Corp.	54,400	654,432
*Occam Networks, Inc.	2,971	21,896
#*Oclaro, Inc.	4,000	33,640
#*OmniVision Technologies, Inc.	5,200	141,076
*ON Semiconductor Corp.	40,765	312,668
*Online Resources Corp.	4,610	23,880
*Onvia, Inc.	389	1,179
*OpenTable, Inc.	643	39,448
*Oplink Communications, Inc.	1,500	26,220
OPNET Technologies, Inc.	2,358	46,476
*Opnext, Inc.	4,784	7,224
*Optical Cable Corp.	1,300	4,186
*Oracle Corp.	402,316	11,828,090
*OSI Systems, Inc.	2,078	74,808
*PAR Technology Corp.	1,750	10,938
*Parametric Technology Corp.	11,060	237,458
Park Electrochemical Corp.	2,544	68,688
*Paychex, Inc.	32,850	909,945
*PC Connection, Inc.	1,900	15,998
*PC Mall, Inc.	1,968	12,241
*PC-Tel, Inc.	2,700	15,984
*PDF Solutions, Inc.	2,729	11,052
Pegasystems, Inc.	1,300	35,165
*Perficient, Inc.	2,900	30,624
*Performance Technologies, Inc.	1,357	2,741
*Pericom Semiconductor Corp.	2,935	27,648
*Pervasive Software, Inc.	2,700	13,716
*Phoenix Technologies, Ltd.	100	412

1333

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Photronics, Inc.	4,200	$26,376
Plantronics, Inc.	3,799	136,308
*Plexus Corp.	4,363	132,417
*PLX Technology, Inc.	3,500	12,460
*PMC - Sierra, Inc.	21,900	168,411
*Polycom, Inc.	8,600	290,508
Power Integrations, Inc.	2,500	85,400
*Presstek, Inc.	266	492
—*Price Communications Liquidation Trust	3,605	—
*Progress Software Corp.	4,500	168,165
*PROS Holdings, Inc.	1,082	11,253
QAD, Inc.	3,361	14,486
*QLogic Corp.	9,800	172,186
*QUALCOMM, Inc.	162,070	7,314,219
Qualstar Corp.	300	486
*Quest Software, Inc.	8,528	223,178
*Radiant Systems, Inc.	3,908	76,245
*RadiSys Corp.	2,460	24,034
*Rambus, Inc.	10,284	203,315
*RealNetworks, Inc.	12,200	36,600
*Red Hat, Inc.	18,550	783,923
*Reis, Inc.	1,130	7,797
Renaissance Learning, Inc.	2,032	28,387
#*RF Micro Devices, Inc.	25,500	185,895
Richardson Electronics, Ltd.	2,200	23,804
#*RightNow Technologies, Inc.	2,400	62,688
*Rimage Corp.	1,691	25,078
*Riverbed Technology, Inc.	7,600	437,304
*Rofin-Sinar Technologies, Inc.	3,700	103,341
*Rogers Corp.	1,286	45,782
*Rosetta Stone, Inc.	696	16,112
#*Rovi Corp.	10,313	522,353
#*Rubicon Technology, Inc.	1,800	41,616
*Rudolph Technologies, Inc.	2,537	18,825
*S1 Corp.	7,390	43,010
*Saba Software, Inc.	3,400	20,264
#*SAIC, Inc.	36,600	568,764
#*Salesforce.com, Inc.	12,350	1,433,464
*Sandisk Corp.	23,720	891,398
Sapient Corp.	13,000	171,080
*SAVVIS, Inc.	5,160	123,788
*ScanSource, Inc.	2,584	77,365
*Scientific Learning Corp.	187	651
*SeaChange International, Inc.	4,800	38,592
*Seagate Technology	49,380	723,417
*Semtech Corp.	7,320	156,721
*ShoreTel, Inc.	4,940	30,924
*Sigma Designs, Inc.	2,500	28,525
#*Silicon Graphics International Corp.	2,152	16,291
*Silicon Image, Inc.	5,600	34,440
#*Silicon Laboratories, Inc.	4,120	164,388
#*Skyworks Solutions, Inc.	18,521	424,316
#*Smart Modular Technologies (WWH), Inc.	4,400	32,516
*Smith Micro Software, Inc.	3,600	43,776
Solera Holdings, Inc.	6,892	331,161
*Sonic Solutions, Inc.	2,052	24,562
*Sourcefire, Inc.	2,700	63,693
*Spansion, Inc. Class A	2,314	40,472
*Spark Networks, Inc.	1,760	5,280
*Spectrum Control, Inc.	2,000	30,520
*SRA International, Inc.	4,500	90,045

1334

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*SRS Labs, Inc.	2,843	$25,132
#*Stamps.com, Inc.	1,943	31,010
*Standard Microsystems Corp.	2,342	56,536
*StarTek, Inc.	2,385	9,731
#*STEC, Inc.	5,527	86,221
#*Stratasys, Inc.	2,463	77,141
*SuccessFactors, Inc.	5,043	136,766
*Super Micro Computer, Inc.	1,989	22,118
*Supertex, Inc.	1,500	35,235
*Support.com, Inc.	5,150	29,200
Sycamore Networks, Inc.	3,928	119,765
*Symantec Corp.	80,115	1,296,261
*Symmetricom, Inc.	5,609	34,944
#*Synaptics, Inc.	3,300	88,869
*Synchronoss Technologies, Inc.	1,806	38,486
*SYNNEX Corp.	3,320	96,413
*Synopsys, Inc.	15,629	399,790
Syntel, Inc.	3,400	166,124
*Take-Two Interactive Software, Inc.	2,800	29,848
*Taleo Corp.	2,973	85,295
*Tech Data Corp.	5,300	227,847
*TechTarget, Inc.	3,253	17,046
*TechTeam Global, Inc.	1,479	10,811
*Tekelec	8,300	108,066
*TeleCommunication Systems, Inc.	4,200	22,722
*TeleTech Holdings, Inc.	1,500	22,770
*Tellabs, Inc.	37,363	254,816
*Teradata Corp.	17,185	676,402
#*Teradyne, Inc.	16,100	180,964
#*Terremark Worldwide, Inc.	5,500	54,945
Tessco Technologies, Inc.	1,314	19,841
*Tessera Technologies, Inc.	2,400	47,352
*Texas Instruments, Inc.	125,330	3,706,008
*THQ, Inc.	7,619	30,476
*TIBCO Software, Inc.	20,000	384,400
*Tier Technologies, Inc.	2,100	11,991
*TNS, Inc.	2,000	38,280
*Tollgrade Communications, Inc.	1,200	9,540
Total System Services, Inc.	18,883	294,764
*Travelzoo, Inc.	1,041	35,758
*Trimble Navigation, Ltd.	12,247	438,932
*Triquint Semiconductor, Inc.	17,700	182,310
*TTM Technologies, Inc.	4,100	42,968
#*Tyler Technologies, Inc.	3,644	74,374
#*Ultimate Software Group, Inc.	2,331	96,457
*Ultra Clean Holdings, Inc.	1,400	10,542
*Ultratech, Inc.	2,200	40,282
*Unisys Corp.	3,800	87,590
United Online, Inc.	9,350	57,783
#*Universal Display Corp.	4,358	109,124
*UTStarcom, Inc.	9,600	19,392
#*ValueClick, Inc.	8,200	112,832
*Varian Semiconductor Equipment Associates, Inc.	7,197	235,126
#*Veeco Instruments, Inc.	3,300	138,105
*VeriFone Systems, Inc.	6,500	219,895
*VeriSign, Inc.	19,032	661,362
*Viasat, Inc.	3,700	152,329
#*Viasystems Group, Inc.	187	2,945
*Vicon Industries, Inc.	900	3,762
*Video Display Corp.	1,359	5,585
Virnetx Holding Corp.	3,500	64,925

1335

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Virtusa Corp.	2,157	$30,759
*Visa, Inc.	51,000	3,986,670
#*Vishay Intertechnology, Inc.	16,942	191,445
#*VistaPrint NV	3,805	160,076
*VMware, Inc. Class A	10,457	799,542
*Vocus, Inc.	1,100	24,365
#*Volterra Semiconductor Corp.	1,900	38,817
Wayside Technology Group, Inc.	252	2,754
*Web.com Group, Inc.	2,905	18,011
*WebMD Health Corp.	3,654	191,031
*Websense, Inc.	4,764	95,852
*Western Digital Corp.	22,500	720,450
Western Union Co. (The)	67,695	1,191,432
*Wright Express Corp.	3,640	137,264
Xerox Corp.	135,555	1,585,994
*Xilinx, Inc.	25,630	687,140
#*X-Rite, Inc.	500	2,025
*Yahoo!, Inc.	110,649	1,826,815
*Zebra Technologies Corp. Class A	5,280	188,918
*Zix Corp.	6,500	25,285
*Zoran Corp.	4,700	33,276
*Zygo Corp.	165	1,766
Total Information Technology		251,960,584

Materials — (4.2%)
A. Schulman, Inc.	3,518	76,341
*A.M. Castle & Co.	1,388	21,375
*AEP Industries, Inc.	800	19,496
Air Products & Chemicals, Inc.	21,601	1,835,437
Airgas, Inc.	8,500	602,905
*AK Steel Holding Corp.	10,900	137,231
Albemarle Corp.	8,800	441,144
*Alcoa, Inc.	98,038	1,287,239
Allegheny Technologies, Inc.	9,221	485,854
AMCOL International Corp.	2,861	79,364
*American Pacific Corp.	300	1,806
American Vanguard Corp.	2,950	21,742
AptarGroup, Inc.	7,000	314,160
*Arabian American Development Co.	700	2,086
Arch Chemicals, Inc.	2,400	85,224
Ashland, Inc.	7,707	397,912
Balchem Corp.	3,412	104,286
*Ball Corp.	9,721	625,644
*Bemis Co., Inc.	9,991	317,314
*Boise, Inc.	1,925	13,956
*Brush Engineered Materials, Inc.	2,140	70,941
Buckeye Technologies, Inc.	3,300	59,565
Cabot Corp.	5,800	197,316
*Calgon Carbon Corp.	5,700	85,557
*Capital Gold Corp.	4,200	18,438
Carpenter Technology Corp.	4,100	146,206
Celanese Corp. Class A	13,500	481,275
*CF Industries Holdings, Inc.	6,823	836,022
#*Clearwater Paper Corp.	600	48,450
*Cliffs Natural Resources, Inc.	14,000	912,800
*Coeur d’Alene Mines Corp.	6,300	129,843
Commercial Metals Co.	10,600	147,128
Compass Minerals International, Inc.	3,100	244,497
*Core Molding Technologies, Inc.	389	1,863
*Crown Holdings, Inc.	15,700	505,383
Cytec Industries, Inc.	5,200	257,504

1336

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
Deltic Timber Corp.	1,300	$60,684
#Domtar Corp.	3,900	309,504
Dow Chemical Co. (The)	118,525	3,654,126
*E.I. du Pont de Nemours & Co.	92,760	4,385,693
Eagle Materials, Inc.	4,719	110,708
Eastman Chemical Co.	7,500	589,275
Ecolab, Inc.	23,857	1,176,627
*Ferro Corp.	4,900	67,228
FMC Corp.	7,000	511,700
*Freeport-McMoRan Copper & Gold, Inc. Class B	42,780	4,050,410
Friedman Industries, Inc.	1,199	8,117
*General Moly, Inc.	6,400	33,408
#*Georgia Gulf Corp.	1,500	30,345
*Globe Specialty Metals, Inc.	614	9,542
*Graphic Packaging Holding Co.	14,415	52,759
Greif, Inc. Class A	2,500	146,850
H.B. Fuller Co.	4,800	99,072
Hawkins, Inc.	888	31,879
Haynes International, Inc.	1,800	65,268
*Headwaters, Inc.	7,000	23,800
#*Hecla Mining Co.	24,200	166,738
*Horsehead Holding Corp.	3,700	40,441
Huntsman Corp.	19,246	266,557
Innophos Holdings, Inc.	2,800	102,816
*Innospec, Inc.	1,700	28,781
International Flavors & Fragrances, Inc.	7,530	377,705
*International Paper Co.	44,300	1,119,904
*Intrepid Potash, Inc.	5,200	178,516
Kaiser Aluminum Corp.	1,600	71,984
*KapStone Paper & Packaging Corp.	1,000	12,800
KMG Chemicals, Inc.	1,500	20,985
Koppers Holdings, Inc.	1,700	47,396
#*Kronos Worldwide, Inc.	5,583	225,832
*Landec Corp.	3,992	25,110
Limoneira Co.	60	1,214
*Louisiana-Pacific Corp.	11,400	88,236
*LSB Industries, Inc.	1,900	42,465
Lubrizol Corp.	6,800	696,932
#Martin Marietta Materials, Inc.	4,700	378,256
*MeadWestavco Corp.	18,410	473,689
*Mercer International, Inc.	2,413	12,789
Minerals Technologies, Inc.	1,600	93,872
*Monsanto Co.	51,170	3,040,521
Mosaic Co. (The)	15,557	1,138,150
Myers Industries, Inc.	3,866	34,137
Nalco Holding Co.	12,933	364,452
NewMarket Corp.	1,500	177,780
*Newmont Mining Corp.	48,860	2,974,108
NL Industries, Inc.	5,704	65,539
*Northern Technologies International Corp.	300	4,356
Nucor Corp.	32,280	1,233,742
Olin Corp.	8,155	163,018
Olympic Steel, Inc.	1,600	35,872
*OM Group, Inc.	3,200	106,464
*Omnova Solutions, Inc.	3,300	26,334
*Owens-Illinois, Inc.	17,600	493,328
P.H. Glatfelter Co.	5,000	62,200
Packaging Corp. of America	10,100	246,743
*Pactiv Corp.	13,900	461,202
*Penford Corp.	1,928	11,452
*PolyOne Corp.	12,400	160,208

1337

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
*PPG Industries, Inc.	17,035	$1,306,584
*Praxair, Inc.	31,200	2,849,808
Quaker Chemical Corp.	900	32,778
Reliance Steel & Aluminum Co.	7,700	322,245
Rock-Tenn Co. Class A	4,012	228,082
*Rockwood Holdings, Inc.	7,780	263,898
Royal Gold, Inc.	4,600	227,746
RPM International, Inc.	14,000	289,940
*RTI International Metals, Inc.	2,100	65,310
Schnitzer Steel Industries, Inc. Class A	2,724	140,804
Schweitzer-Maudoit International, Inc.	2,340	150,181
#Scotts Miracle-Gro Co. Class A (The)	4,760	254,184
*Sealed Air Corp.	15,177	351,348
*Senomyx, Inc.	3,301	16,505
Sensient Technologies Corp.	6,202	200,387
*Sherwin-Williams Co.	10,200	744,294
#*Sigma-Aldrich Corp.	12,100	767,382
Silgan Holdings, Inc.	5,200	175,500
*Solitario Exploration & Royalty Corp.	400	888
*Solutia, Inc.	12,300	222,753
Sonoco Products Co.	10,972	367,562
Southern Copper Corp.	42,482	1,818,230
*Spartech Corp.	2,300	19,458
Steel Dynamics, Inc.	21,700	315,084
Stepan Co.	1,200	80,928
#*Stillwater Mining Co.	9,500	169,100
Synalloy Corp.	1,037	9,717
Temple-Inland, Inc.	11,100	229,992
Texas Industries, Inc.	2,900	99,093
*Titanium Metals Corp.	18,817	369,942
#*U.S. Gold Corp.	8,900	46,547
*United States Lime & Minerals, Inc.	353	14,296
#*United States Steel Corp.	14,700	629,013
*Universal Stainless & Alloy Products, Inc.	300	8,682
Valhi, Inc.	10,794	217,823
Valspar Corp.	10,400	333,840
*Vulcan Materials Co.	12,183	444,801
Walter Energy, Inc.	5,300	466,188
*Wausau Paper Corp.	5,223	44,082
Westlake Chemical Corp.	4,430	141,583
*Weyerhaeuser Co.	32,353	524,766
Worthington Industries, Inc.	3,400	52,360
*WR Grace & Co.	7,500	240,450
Zep, Inc.	2,526	45,822
*Zoltek Cos., Inc.	3,087	29,635
Total Materials		57,032,534

Other — (0.0%)
—*MAIR Holdings, Inc. Escrow Shares	700	—
—*Petrocorp, Inc. Escrow Shares	100	6
Total Other		6

Telecommunication Services — (2.8%)
*AboveNet, Inc.	1,200	68,268
Alaska Communications Systems Group, Inc.	4,500	45,135
*American Tower Corp.	40,104	2,069,767
*Arbinet Corp.	725	4,858
*AT&T, Inc.	583,080	16,617,780
Atlantic Tele-Network, Inc.	1,364	57,643
*Cbeyond, Inc.	2,162	29,295
#*CenturyLink, Inc.	29,411	1,217,027

1338

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*Cincinnati Bell, Inc.	21,600	$52,920
*Cogent Communications Group, Inc.	2,089	22,666
Consolidated Communications Holdings, Inc.	3,313	61,357
*Crown Castle International Corp.	28,900	1,246,168
#*FiberTower Corp.	3,200	14,400
*Frontier Communications Corp.	99,249	871,406
*General Communications, Inc. Class A	4,600	48,070
#*Global Crossing, Ltd.	4,357	59,255
HickoryTech Corp.	2,100	19,110
*IDT Corp. Class B	1,000	14,680
*Iridium Communications, Inc.	1,333	10,997
*Leap Wireless International, Inc.	7,825	89,283
#*MetroPCS Communications, Inc.	21,144	220,109
*Neutral Tandem, Inc.	2,700	39,474
*NII Holdings, Inc.	16,052	671,134
NTELOS Holdings Corp.	4,000	72,680
*PAETEC Holding Corp.	13,200	55,704
*Premiere Global Services, Inc.	5,500	37,565
#Qwest Communications International, Inc.	168,560	1,112,496
#*SBA Communications Corp.	11,200	439,712
Shenandoah Telecommunications Co.	3,100	56,575
*Sprint Nextel Corp.	302,721	1,247,211
*SureWest Communications.	2,098	16,784
*Syniverse Holdings, Inc.	7,480	228,065
Telephone & Data Systems, Inc.	4,800	167,184
Telephone & Data Systems, Inc. Special Shares.	4,700	140,201
*tw telecom, inc	13,500	248,400
*United States Cellular Corp.	4,375	203,262
USA Mobility, Inc.	3,500	58,905
*Verizon Communications, Inc.	289,775	9,408,994
*Vonage Holdings Corp.	2,655	6,770
#Windstream Corp.	48,185	610,022
*Xeta Corp.	1,100	4,004
Total Telecommunication Services		37,665,336

Utilities — (3.6%)
*AES Corp.	68,393	816,612
AGL Resources, Inc.	7,800	306,228
Allegheny Energy, Inc.	16,900	392,080
ALLETE, Inc.	3,100	112,778
Alliant Energy Corp.	11,500	420,095
*Ameren Corp.	24,800	718,704
*American Electric Power Co., Inc.	47,578	1,781,320
American States Water Co.	1,900	70,965
American Water Works Co., Inc.	17,800	425,064
Aqua America, Inc.	13,967	300,710
Artesian Resources Corp.	471	8,987
Atmos Energy Corp.	9,030	265,934
Avista Corp.	5,100	111,384
#Black Hills Corp.	3,500	111,440
California Water Service Group	1,914	71,469
#*Calpine Corp.	45,112	563,900
*CenterPoint Energy, Inc.	40,500	670,680
Central Vermont Public Service Corp.	1,249	25,255
CH Energy Group, Inc.	1,800	81,810
Chesapeake Utilities Corp.	1,000	36,690
Cleco Corp.	6,582	205,819
*CMS Energy Corp.	23,700	435,606
Connecticut Water Services, Inc.	500	12,205
*Consolidated Edison, Inc.	29,900	1,486,628
Constellation Energy Group, Inc.	19,625	593,460

1339

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
Delta Natural Gas Co., Inc.	360	$11,041
*Dominion Resources, Inc.	58,437	2,539,672
DPL, Inc.	11,653	304,143
DTE Energy Co.	17,003	795,060
*Duke Energy Corp.	132,788	2,418,069
Edison International, Inc.	32,200	1,188,180
*El Paso Electric Co.	4,200	103,320
Empire District Electric Co.	4,170	87,737
Energen Corp.	7,000	312,480
*Entergy Corp.	19,700	1,468,241
*EQT Corp.	13,942	521,988
*Exelon Corp.	63,508	2,592,397
*FirstEnergy Corp.	31,400	1,140,448
Gas Natural, Inc.	850	9,605
Great Plains Energy, Inc.	14,200	270,226
Hawaiian Electric Industries, Inc.	9,600	216,384
IDACORP, Inc.	4,751	174,837
*Integrys Energy Group, Inc.	8,307	441,849
ITC Holdings Corp.	4,900	306,789
Laclede Group, Inc.	2,600	91,286
MDU Resources Group, Inc.	18,500	368,705
MGE Energy, Inc.	2,398	97,239
Middlesex Water Co.	1,920	34,291
*Mirant Corp.	15,500	164,455
National Fuel Gas Co.	7,110	392,330
New Jersey Resources Corp.	4,497	182,084
*NextEra Energy, Inc.	40,926	2,252,567
#Nicor, Inc.	4,400	209,572
*NiSource, Inc.	26,412	457,192
*Northeast Utilities, Inc.	17,840	558,035
Northwest Natural Gas Co.	2,997	147,722
NorthWestern Corp.	3,600	107,172
*NRG Energy, Inc.	27,100	539,561
NSTAR	10,800	450,468
NV Energy, Inc.	23,000	314,180
OGE Energy Corp.	9,800	432,768
*Oneok, Inc.	10,800	538,056
#Ormat Technologies, Inc.	3,300	94,083
Otter Tail Corp.	3,601	73,893
Pennichuck Corp.	600	14,412
Pepco Holdings, Inc.	23,100	444,906
PG&E Corp.	40,400	1,931,928
#Piedmont Natural Gas Co.	7,900	232,971
*Pinnacle West Capital Corp.	11,015	453,377
PNM Resources, Inc.	8,150	96,088
Portland General Electric Co.	7,007	146,446
PPL Corp.	49,900	1,342,310
*Progress Energy, Inc.	29,550	1,329,750
*Public Service Enterprise Group, Inc.	51,891	1,678,674
Questar Corp.	18,500	313,945
RGC Resources, Inc.	100	3,101
*RRI Energy, Inc.	36,499	137,236
SCANA Corp.	12,820	523,569
Sempra Energy	23,400	1,251,432
SJW Corp.	2,556	61,855
South Jersey Industries, Inc.	3,300	166,188
*Southern Co.	84,800	3,211,376
Southwest Gas Corp.	4,335	150,685
*TECO Energy, Inc.	20,600	362,354
UGI Corp.	11,600	349,044
UIL Holdings Corp.	2,833	82,044

1340

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
Unisource Energy Corp.	3,300	$115,731
Unitil Corp.	800	17,376
Vectren Corp.	8,200	224,516
Westar Energy, Inc.	10,700	270,710
WGL Holdings, Inc.	5,207	200,730
*Wisconsin Energy Corp.	12,000	714,480
Xcel Energy, Inc.	47,800	1,140,508
York Water Co.	1,100	17,413

Total Utilities		49,419,103

TOTAL COMMON STOCKS		1,280,290,733

RIGHTS/WARRANTS — (0.0%)
*Celgene Corp. Contingent Value Rights	1,104	5,354
—*Contra Pharmacopeia Contingent Value Rights	361	—
—*Emergent Biosolutions, Inc. Contingent Value Rights	800	—

TOTAL RIGHTS/WARRANTS		5,354

TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares	6,782,405	6,782,405

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (5.5%)
§@DFA Short Term Investment Fund	74,215,068	74,215,068
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.23%, 11/01/10 (Collateralized by $347,800 FNMA 3.500%, 10/01/20, valued at $363,869) to be repurchased at $353,277	$353	353,270

TOTAL SECURITIES LENDING COLLATERAL		74,568,338

TOTAL INVESTMENTS — (100.0%) (Cost $981,128,010)		$1,361,646,830

1341

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2010

	Shares	Value††
COMMON STOCKS — (88.2%)
BRAZIL — (7.9%)
Banco ABC Brasil SA	647,946	$5,963,862
Banco Alfa de Investimento SA	97,200	436,180
Banco Daycoval SA	558,550	3,942,010
Banco do Brasil SA	165,559	3,205,436
Banco Industrial e Comercial SA	1,292,200	12,159,737
Banco Panamericano SA	1,150,400	5,135,291
Banco Pine SA	296,900	2,540,666
Banco Santander Brasil SA	219,225	3,095,684
#Banco Santander Brasil SA ADR	10,011,893	144,171,259
Banco Sofisa SA	715,300	2,229,659
Bematech SA	443,000	2,592,395
BM&F Bovespa SA	22,558,150	188,128,311
BR Malls Participacoes SA	4,327,854	40,649,196
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	8,441,712	5,362,024
BRF - Brasil Foods SA	739,298	10,670,101
BRF - Brasil Foods SA ADR	2,898,191	42,400,534
Brookfield Incorporacoes SA	3,310,800	17,855,694
Camargo Correa Desenvolvimento Imobiliario SA	711,600	3,406,707
Cia Providencia Industria e Comercio SA	283,150	1,192,351
Cosan SA Industria e Comercio	1,937,900	30,784,379
CR2 Empreendimentos Imobiliarios SA	69,900	272,973
Cremer SA	293,270	3,111,563
Duratex SA	1,917,444	22,103,101
#Empresa Brasileira de Aeronautica SA ADR	1,235,461	35,643,050
Eternit SA	666,723	4,011,396
Even Construtora e Incorporadora SA	1,422,651	7,982,174
EZ Tec Empreendimentos e Participacoes SA	878,300	6,250,326
*Fertilizantes Heringer SA	252,000	1,422,808
*Fibria Celulose SA	238,671	4,258,824
#*Fibria Celulose SA Sponsored ADR	2,444,493	43,903,094
Financeira Alfa SA	36,400	83,277
Gafisa SA	3,540,876	29,175,835
#Gafisa SA ADR	336,554	5,650,742
*General Shopping Brasil SA	377,630	2,793,969
Gerdau SA	1,869,600	18,472,787
*Globex Utilidades SA	45,131	395,490
Grendene SA	1,199,745	6,223,461
Guararapes Confeccoes SA	21,950	1,148,944
Helbor Empreendimentos SA	46,900	532,359
*IdeiasNet SA	832,130	1,849,939
Iguatemi Empresa de Shopping Centers SA	358,760	8,391,393
Industrias Romi SA	626,500	5,202,717
*Inpar SA	2,408,625	4,603,912
JBS SA	7,254,700	27,904,333
JHSF Participacoes SA	1,733,800	3,140,683
*Kepler Weber SA	4,157,400	904,686
*Kroton Educacional SA	410,836	4,240,529
*Log-in Logistica Intermodal SA	778,700	4,236,297
M Dias Branco SA	164,300	4,155,090
*Magnesita Refratarios SA	1,645,806	10,860,403
Marfrig Alimentos SA	1,349,830	12,035,184
Metalfrio Solutions SA	100,200	735,456
*Minerva SA	712,125	2,550,633
*MPX Energia SA	386,000	6,460,954
Multiplan Empreendimentos Imobiliarios SA	256,869	5,965,863
Obrascon Huarte Lain Brasil SA	263,100	8,919,064
Parana Banco SA	116,200	839,909
*Paranapanema SA	1,826,578	5,779,562

1342

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
#Petroleo Brasileiro SA ADR	2,310,397	$78,830,746
*Plascar Participacoes Industriais SA	1,198,400	2,706,497
Porto Seguro SA	455,430	6,645,426
Profarma Distribuidora de Produtos Farmaceuticos SA	105,125	1,026,334
Rodobens Negocios Imobiliarios SA	246,901	2,555,701
Rossi Residencial SA	1,583,200	15,521,934
Santos Brasil Participacoes SA	29,100	390,214
Sao Carlos Empreendimentos e Participacoes SA	78,600	824,692
Sao Martinho SA	607,186	7,281,375
SLC Agricola SA	170,825	2,109,819
Springs Global Participacoes SA	368,400	899,171
Sul America SA	1,401,285	16,474,556
Tecnisa SA	50,354	307,994
Trisul SA	101,461	471,412
Triunfo Participacoes e Investimentos SA	125,300	588,069
Universo Online SA	479,100	2,888,182
Usinas Siderurgicas de Minas Gerais SA	2,163,700	31,431,741
TOTAL BRAZIL		1,009,088,119

CHILE — (2.5%)
Almendral SA	1,120,749	132,891
Banco de Credito e Inversiones SA Series A	131,142	7,924,017
Besalco SA	105,670	162,021
Cementos Bio-Bio SA	665,307	1,931,383
Centros Comerciales Sudamericanos SA	3,680,515	28,674,383
Cia Cervecerias Unidas SA	23,000	257,187
Cia General de Electricidad SA	891,089	5,609,042
*Cia SudAmericana de Vapores SA	10,840,439	14,452,589
Cintac SA	153,487	122,375
Corpbanca SA	1,179,769,735	18,559,395
Corpbanca SA ADR	400	31,216
Cristalerias de Chile SA	264,624	3,573,763
CTI Cia Tecno Industrial SA	488,163	31,925
Embotelladora Andina SA Series A ADR	29,985	722,039
Empresas CMPC SA	1,512,741	81,335,149
Empresas Copec SA	2,027,911	38,173,564
*Empresas Iansa SA	34,270,156	3,910,084
*Empresas La Polar SA	269,173	1,919,897
Enersis SA	31,903,095	14,539,828
#Enersis SA Sponsored ADR	3,017,368	68,826,164
Gasco SA	155,648	995,969
*Grupo Security SA	581,161	286,333
Industrias Forestales SA	3,436,382	828,975
Inversiones Aguas Metropolitanas SA	3,170,757	4,926,455
Madeco SA	49,034,820	2,855,979
*Masisa SA	36,930,742	6,073,961
Minera Valparaiso SA	7,500	278,672
Parque Arauco SA	1,761,407	3,728,429
*PAZ Corp. SA	1,313,243	1,124,908
Ripley Corp. SA	3,392,739	4,739,361
Salfacorp SA	472,731	1,377,844
Sociedad Quimica y Minera de Chile SA Series A	32,260	1,648,778
Socovesa SA	2,644,207	1,669,718
Sonda SA	107,000	231,740
Soquimic Comercial SA	198,000	96,739
Vina Concha Y Toro SA Sponsored ADR	2,846	136,523
Vina San Pedro Tarapaca SA	57,038,434	511,906
TOTAL CHILE		322,401,202

CHINA — (12.1%)
#Agile Property Holdings, Ltd.	8,038,000	10,602,314

1343

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Aluminum Corp. of China, Ltd.	28,000	$26,586
#*Aluminum Corp. of China, Ltd. ADR	287,695	6,896,049
#AMVIG Holdings, Ltd.	3,639,100	2,953,222
#Angang Steel Co., Ltd.	8,503,640	13,359,919
*Anhui Conch Cement Co., Ltd.	76,000	319,886
Anhui Tianda Oil Pipe Co., Ltd.	747,000	328,752
#Anton Oilfield Services Group	4,846,000	495,051
#Asia Cement China Holdings Corp.	3,202,000	1,449,861
Bank of China, Ltd.	470,554,474	283,239,227
#Bank of Communications Co., Ltd.	16,494,050	18,113,983
Baoye Group Co., Ltd.	1,689,120	1,111,071
#Beijing Capital International Airport Co., Ltd.	11,976,000	6,608,218
#Beijing Capital Land, Ltd.	7,932,000	2,914,177
*Beijing Development HK, Ltd.	1,501,000	299,526
Beijing Enterprises Holdings, Ltd.	5,599,500	38,296,880
Beijing Jingkelong Co., Ltd.	430,000	515,975
#Beijing North Star Co., Ltd. Series H	5,732,000	1,556,835
Bosideng International Holdings, Ltd.	9,472,000	4,795,633
*Brilliance China Automotive Holdings, Ltd.	20,112,000	17,695,013
#BYD Electronic International Co., Ltd.	7,606,000	4,047,118
*Catic Shenzhen Holdings, Ltd.	2,458,000	1,119,923
Central China Real Estate, Ltd.	4,191,000	951,714
#Centron Telecom International Holdings, Ltd.	2,674,600	639,722
#Chaoda Modern Agriculture Holdings, Ltd.	30,559,412	24,938,728
China Aerospace International Holdings, Ltd.	18,666,000	2,703,129
#China Agri-Industries Holdings, Ltd.	4,584,000	6,710,951
China Aoyuan Property Group, Ltd.	9,821,000	1,700,363
#China BlueChemical, Ltd.	9,710,878	7,695,360
#*China Chengtong Development Group, Ltd.	2,618,000	157,259
China Citic Bank Corp, Ltd.	39,145,000	28,490,697
China Coal Energy Co., Ltd.	21,853,000	37,996,498
China Communications Construction Co., Ltd.	32,735,327	31,349,882
China Communications Services Corp., Ltd.	14,199,382	8,251,081
China Construction Bank Corp.	72,842,000	69,637,206
#*China COSCO Holdings Co., Ltd.	2,551,000	2,989,504
#*China Energine International Holdings, Ltd.	2,178,000	219,868
#China Everbright, Ltd.	7,443,600	19,409,000
#*China Grand Forestry Green Resources Group, Ltd.	53,216,000	1,891,478
#China Green Holdings, Ltd.	3,753,800	3,863,260
China Haidian Holdings, Ltd.	12,343,000	2,059,585
China Haisheng Juice Holdings Co., Ltd.	48,000	7,451
#China Huiyuan Juice Group, Ltd.	6,321,983	4,244,732
#China Merchants Holdings International Co., Ltd.	4,190,176	14,707,934
#*China Mining Resources Group, Ltd.	32,788,000	924,154
#China Molybdenum Co., Ltd.	1,780,000	1,708,788
China National Materials Co., Ltd.	957,000	854,279
China Nickel Resources Holding Co., Ltd.	4,726,000	879,710
China Oilfield Services, Ltd.	266,000	430,950
China Petroleum & Chemical Corp.	33,806,000	32,077,164
#China Petroleum & Chemical Corp. ADR	606,083	57,765,771
#China Pharmaceutical Group, Ltd.	12,982,000	7,286,097
#*China Properties Group, Ltd.	4,410,000	1,425,486
*China Qinfa Group, Ltd.	1,592,000	822,363
China Railway Construction Corp., Ltd.	14,452,014	18,095,006
#*China Rare Earth Holdings, Ltd.	14,431,000	7,889,810
China Resources Enterprise, Ltd.	6,298,000	26,534,380
China Resources Land, Ltd.	11,829,727	23,348,792
*China Resources Microelectronics, Ltd.	31,880,000	1,465,111
*China Shanshui Cement Group, Ltd.	1,842,000	1,311,745
#*China Shipping Container Lines Co., Ltd.	32,569,700	13,299,508
#China Shipping Development Co., Ltd.	5,027,142	7,348,866

1344

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
China State Construction International Holdings, Ltd.	1,454,000	$1,113,683
*China Travel International Investment Hong Kong, Ltd.	25,371,000	6,069,456
#China Unicom Hong Kong, Ltd.	2,354,000	3,310,673
#China Unicom Hong Kong, Ltd. ADR	4,715,857	66,021,998
*China Zenith Chemical Group, Ltd.	13,420,000	451,275
#*China Zhongwang Holdings, Ltd.	1,484,400	887,548
#*Chongqing Iron & Steel Co., Ltd.	3,804,000	1,077,194
Chongqing Machinery & Electric Co., Ltd.	6,266,000	2,133,767
*CIMC Enric Holdings, Ltd.	10,000	4,600
CITIC Pacific, Ltd.	6,664,000	17,731,715
*CITIC Resources Holdings, Ltd.	20,644,000	5,294,015
*Clear Media, Ltd.	641,000	383,521
*Coastal Greenland, Ltd.	6,814,000	387,831
COSCO International Holdings, Ltd.	5,146,000	3,133,712
COSCO Pacific, Ltd.	16,806,000	26,187,436
#Coslight Technology International Group, Ltd.	470,000	341,563
Country Garden Holdings Co.	29,651,079	10,464,244
Dachan Food Asia, Ltd.	2,426,000	476,795
Dalian Port PDA Co., Ltd.	13,298,000	5,760,772
Dongyue Group	3,526,000	1,557,538
Dynasty Fine Wines Group, Ltd.	9,454,600	5,855,456
Embry Holdings, Ltd.	600,000	580,765
#First Tractor Co., Ltd.	3,036,000	2,926,008
Fosun International, Ltd.	8,391,500	6,941,521
#Franshion Properties China, Ltd.	21,660,000	7,004,101
Fushan International Energy Group, Ltd.	2,010,000	1,355,196
*GCL Poly Energy Holdings, Ltd.	1,063,186	340,729
#*Global Bio-Chem Technology Group Co., Ltd.	34,338,360	5,589,346
#*Global Sweeteners Holdings, Ltd.	1,932,350	406,588
Goldbond Group Holdings, Ltd.	2,960,000	174,278
#*Golden Meditech Holdings, Ltd.	2,632,000	489,412
Goldlion Holdings, Ltd.	978,000	410,385
#Great Wall Motor Co., Ltd.	3,555,000	11,181,970
#Great Wall Technology Co., Ltd.	3,388,000	1,626,940
Greentown China Holdings, Ltd.	5,206,500	6,013,424
#Guangshen Railway Co., Ltd. Sponsored ADR	417,917	8,500,432
#Guangzhou Automobile Group Co., Ltd.	27,145,572	41,674,866
#*Guangzhou Investment Co., Ltd.	43,560,400	10,420,366
Guangzhou Pharmaceutical Co., Ltd.	2,870,000	3,061,076
#Guangzhou R&F Properties Co., Ltd.	6,985,914	9,985,959
GZI Transportation, Ltd.	1,003	525
Hainan Meilan International Airport Co., Ltd.	1,891,000	2,183,526
Haitian International Holdings, Ltd.	771,000	786,017
Harbin Power Equipment Co., Ltd.	6,788,000	9,186,272
#*Heng Tai Consumables Group, Ltd.	15,955,000	2,949,493
#Hidili Industry International Development, Ltd.	5,276,000	5,625,310
#*HKC Holdings, Ltd.	20,031,878	1,243,552
#*Hong Kong Energy Holdings, Ltd.	235,959	19,858
#*Honghua Group, Ltd.	9,542,000	1,429,971
#*Hopson Development Holdings, Ltd.	6,300,000	7,035,613
#Hua Han Bio-Pharmaceutical Holdings, Ltd.	3,788,850	1,276,867
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,438,000	3,793,294
Industrial & Commercial Bank of China, Ltd. Series H	19,791,000	15,989,022
#*Inspur International, Ltd.	16,600,000	1,481,055
*Jingwei Textile Machinery Co., Ltd.	626,000	242,703
#Ju Teng International Holdings, Ltd.	6,498,000	3,235,351
*Kai Yuan Holdings, Ltd.	43,100,000	1,450,741
*Kasen International Holdings, Ltd.	1,906,000	369,564
Kingboard Chemical Holdings, Ltd.	4,231,000	20,564,842
Kingboard Laminates Holdings, Ltd.	1,694,000	1,639,084
*Kingway Brewery Holdings, Ltd.	1,870,000	443,906

1345

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
KWG Property Holding, Ltd.	10,519,000	$8,331,563
Lai Fung Holdings, Ltd.	14,339,000	509,750
Lingbao Gold Co., Ltd.	1,846,000	1,297,272
#Lonking Holdings, Ltd.	2,056,000	1,106,048
#Maanshan Iron & Steel Co., Ltd.	23,102,000	13,340,636
*Media China Corp., Ltd.	39,162,500	222,916
MIN XIN Holdings, Ltd.	1,308,000	699,082
#Mingyuan Medicare Development Co., Ltd.	3,031,900	423,077
#*Minmetals Land, Ltd.	7,792,000	1,571,861
*Minmetals Resources, Ltd.	6,136,000	4,717,894
Minth Group, Ltd.	4,000	7,484
*Nan Hai Corp., Ltd.	30,600,000	268,518
NetDragon Websoft, Inc.	1,419,500	650,681
New World China Land, Ltd.	12,350,400	4,632,603
Nine Dragons Paper Holdings, Ltd.	4,053,000	6,557,389
#*Oriental Ginza Holdings, Ltd.	955,000	189,674
#*PetroAsian Energy Holdings, Ltd.	5,676,000	358,198
#PetroChina Co., Ltd. ADR	32,000	3,934,400
*PICC Property & Casualty Co., Ltd.	238,000	350,176
#Poly Hong Kong Investment, Ltd.	7,411,000	7,660,382
#*Pou Sheng International Holdings, Ltd.	2,085,000	331,479
#Prosperity International Holdings HK, Ltd.	10,880,000	729,892
Qin Jia Yuan Media Services Co., Ltd.	2,767,450	486,387
Qingling Motors Co., Ltd. Series H	12,306,000	4,578,170
*Qunxing Paper Holdings Co., Ltd.	2,216,381	945,731
Regent Manner International, Ltd.	944,000	452,172
REXLot Holdings, Ltd.	32,281,150	2,993,994
Samson Holding, Ltd.	4,259,000	781,245
Scud Group, Ltd.	752,000	87,636
*Semiconductor Manufacturing International Corp.	67,505,000	5,657,716
#*Semiconductor Manufacturing International Corp. ADR	1,167,388	4,809,639
#Shandong Chenming Paper Holdings, Ltd. Series H	2,747,000	2,310,325
Shandong Molong Petroleum Machinery Co., Ltd.	158,000	193,469
*Shandong Xinhua Pharmaceutical Co., Ltd.	158,000	70,449
#Shanghai Forte Land Co., Ltd.	6,388,000	1,904,672
Shanghai Industrial Holdings, Ltd.	7,847,000	36,333,584
*Shanghai Industrial Urban Development Group, Ltd.	9,446,000	4,886,755
#Shanghai Jin Jiang International Hotels Group Co., Ltd.	9,810,000	2,473,068
Shanghai Prime Machinery Co., Ltd.	5,448,000	1,302,562
Shanghai Zendai Property, Ltd.	18,545,000	801,658
Shenzhen International Holdings, Ltd.	51,585,000	4,065,811
Shenzhen Investment, Ltd.	18,112,000	6,530,102
#Shimao Property Holdings, Ltd.	13,759,500	22,797,015
Shougang Concord Century Holdings, Ltd.	6,972,299	919,488
*Shougang Concord International Enterprises Co., Ltd.	36,960,000	6,219,198
#Shui On Land, Ltd.	23,258,798	11,659,320
#Silver Grant International Industries, Ltd.	10,840,000	3,655,607
#SIM Technology Group, Ltd.	6,760,000	1,453,418
#*Sino Union Energy Investment Group, Ltd.	21,350,000	1,903,075
SinoCom Software Group, Ltd.	1,602,000	187,755
#*Sinofert Holdings, Ltd.	12,540,000	6,663,643
Sinolink Worldwide Holdings, Ltd.	12,830,000	1,873,922
#SinoMedia Holding, Ltd.	1,375,830	508,207
#Sino-Ocean Land Holdings, Ltd.	23,578,033	16,271,225
Sinopec Kantons Holdings, Ltd.	9,174,300	4,853,824
Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	18,537	834,350
#Sinotrans Shipping, Ltd.	7,244,000	2,933,269
Sinotrans, Ltd.	26,720,000	7,259,723
#Sinotruk Hong Kong, Ltd.	5,603,500	6,464,310
#Skyworth Digital Holdings, Ltd.	30,000	17,602
#Soho China, Ltd.	16,068,000	13,680,725

1346

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
#*Solargiga Energy Holdings, Ltd.	1,201,000	$276,259
#SPG Land Holdings, Ltd.	2,568,575	1,402,697
#SRE Group, Ltd.	21,776,000	2,226,265
Sunny Optical Technology Group Co., Ltd.	1,305,000	315,692
Tak Sing Alliance Holdings, Ltd.	3,949,066	510,087
TCC International Holdings, Ltd.	994,000	410,361
#TCL Multimedia Technology Holdings, Ltd.	4,478,200	1,878,430
#Tian An China Investments Co., Ltd.	7,489,000	5,743,542
Tiangong International Co., Ltd.	955,000	467,847
#*Tianneng Power International, Ltd.	4,262,000	1,920,081
Tomson Group, Ltd.	2,429,206	949,991
TPV Technology, Ltd.	1,864,222	1,151,923
Travelsky Technology, Ltd.	8,035,000	7,800,714
#Truly International Holdings, Ltd.	1,226,000	1,743,260
#*Uni-President China Holdings, Ltd.	405,000	288,508
*United Energy Group, Ltd.	64,000	7,346
#*Wasion Group Holdings, Ltd.	358,000	261,292
#Weiqiao Textile Co., Ltd.	3,656,500	2,885,466
#Wuyi International Pharmaceutical Co., Ltd.	5,257,500	488,794
Xiamen International Port Co., Ltd.	6,980,000	1,307,300
Xingda International Holdings, Ltd.	4,197,000	4,387,168
Xinhua Winshare Publishing & Media Co., Ltd.	3,369,000	2,014,079
#Xinjiang Xinxin Mining Industry Co., Ltd.	4,816,000	3,258,560
#Xiwang Sugar Holdings Co., Ltd.	5,980,736	2,023,804
Yanzhou Coal Mining Co., Ltd. Sponsored ADR	165,714	4,785,820
#Yip’s Chemical Holdings, Ltd.	726,000	864,679
#*Zhejiang Glass Co., Ltd.	437,000	139,817
#*Zhong An Real Estate, Ltd.	3,812,800	906,079

TOTAL CHINA		1,549,230,978

CZECH REPUBLIC — (0.4%)
#*Central European Media Enterprises, Ltd.	299,842	7,079,803
*Pegas Nonwovens SA	127,092	3,014,405
Telefonica 02 Czech Republic A.S.	853,614	18,762,703
*Unipetrol A.S.	1,411,781	15,951,552

TOTAL CZECH REPUBLIC		44,808,463

HUNGARY — (1.1%)
*Danubius Hotel & Spa NYRT	136,180	2,544,015
Egis Gyogyszergyar NYRT	57,430	6,744,171
*Fotex Holding SE Co., Ltd.	913,849	1,965,246
#*MOL Hungarian Oil & Gas P.L.C.	451,154	47,937,453
#*OTP Bank P.L.C.	2,633,742	78,216,750
*PannErgy P.L.C.	200,940	1,022,397
*Tisza Chemical Group P.L.C.	237,913	4,143,565

TOTAL HUNGARY		142,573,597

INDIA — (10.2%)
3i Infotech, Ltd.	422,692	639,783
Aban Offshore, Ltd.	58,486	1,039,964
ABG Shipyard, Ltd.	140,808	1,445,601
ACC, Ltd.	8,174	181,498
Aditya Birla Nuvo, Ltd.	354,483	6,540,559
AGC Networks, Ltd.	139	719
Ajmera Realty & Infra India, Ltd.	70,083	400,750
Akzo Nobel India, Ltd.	50,729	993,814
Alembic, Ltd.	619,600	1,039,651
Allahabad Bank, Ltd.	1,091,889	6,092,986
Alok Industries, Ltd.	3,717,329	2,275,114
Amara Raja Batteries, Ltd.	19,579	87,496

1347

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
Ambuja Cements, Ltd.	5,354,209	$16,881,909
Amtek Auto, Ltd.	789,486	2,827,437
Anant Raj Industries, Ltd.	661,011	1,936,884
Andhra Bank	1,052,102	4,226,903
Ansal Properties & Infrastructure, Ltd.	682,306	1,340,321
Apollo Hospitals Enterprise, Ltd.	367,830	4,325,712
Apollo Tyres, Ltd.	1,676,970	2,706,758
*Arvind Mills, Ltd.	1,526,154	1,986,254
*Ashapura Minechem, Ltd.	36,874	42,285
Ashok Leyland, Ltd.	6,240,668	10,641,046
Asian Hotels East, Ltd.	1,050	9,903
Asian Hotels West, Ltd.	1,050	5,613
Asian Hotels, Ltd.	1,050	7,144
Aurobindo Pharma, Ltd.	11,802	313,784
Axis Bank, Ltd.	1,080,231	35,755,908
Bajaj Finance, Ltd.	92,800	1,644,008
Bajaj Hindusthan, Ltd.	838,582	2,334,808
Bajaj Holdings & Investment, Ltd.	299,410	5,908,638
Balkrishna Industries, Ltd.	4,449	75,193
Ballarpur Industries, Ltd.	3,218,873	2,911,093
Balmer Lawrie & Co., Ltd.	52,331	766,951
Balrampur Chini Mills, Ltd.	1,820,136	3,469,109
Bank of Baroda	797,959	18,194,057
Bank of India	876,391	9,612,011
Bank of Maharashtra, Ltd.	1,128,356	1,981,510
*BASF India, Ltd.	1,928	29,080
BEML, Ltd.	133,202	3,357,386
Bengal & Assam Co., Ltd.	9,237	78,216
Bharati Shipyard, Ltd.	56,986	339,272
Bhushan Steel, Ltd.	945,780	10,584,945
Binani Cement, Ltd.	51,025	104,307
Birla Corp., Ltd.	114,223	1,009,954
Bl Kashyap & Sons, Ltd.	225,880	183,453
Bombay Rayon Fashions, Ltd.	393,115	1,943,303
Brigade Enterprises, Ltd.	22,619	68,944
*Cairn India, Ltd.	3,309,459	23,930,693
Canara Bank	926,391	15,036,465
Central Bank of India	629,701	3,212,853
Century Enka, Ltd.	54,052	295,798
Century Textiles & Industries, Ltd.	152,552	1,727,759
Chambal Fertilizers & Chemicals, Ltd.	1,344,619	2,434,763
City Union Bank, Ltd.	1,076,331	1,226,254
Coromandel International, Ltd.	106,481	1,539,337
Corp. Bank	106,714	1,803,566
*Cranes Software International, Ltd.	127,339	20,440
*Dalmia Bharat Enterprises, Ltd.	159,852	633,291
Dalmia Cement (Bharat), Ltd.	159,852	174,220
DCM Shriram Consolidated, Ltd.	271,706	285,374
Deepak Fertilizers & Petrochemicals Corp., Ltd.	401,220	1,609,176
Dena Bank	99,442	306,154
*Development Credit Bank, Ltd.	1,075,089	1,681,674
Dhanalakshmi Bank, Ltd.	36,681	153,626
Dishman Pharmaceuticals & Chemicals, Ltd.	106,182	437,366
DLF, Ltd.	691,014	5,460,052
Dredging Corp of India, Ltd.	66,061	771,063
E.I.D. - Parry (India), Ltd.	357,212	3,995,386
Edelweiss Capital, Ltd.	594,520	836,373
Eicher Motors, Ltd.	46,001	1,334,146
EIH, Ltd.	600,040	1,683,270
Elder Pharmaceuticals, Ltd.	97,715	876,391
Electrosteel Casings, Ltd.	654,010	611,731

1348

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
Elgi Equipments, Ltd.	24,745	$102,629
Escorts, Ltd.	551,568	2,741,770
*Essar Shipping Ports & Logistics, Ltd.	808,040	1,993,744
Essel Propack, Ltd.	476,584	556,030
Everest Industries, Ltd.	9,843	50,874
Everest Kanto Cylinder, Ltd.	397,388	1,131,109
FAG Bearings (India), Ltd.	500	10,377
FDC, Ltd.	179,858	420,083
Federal Bank, Ltd.	1,334,943	14,180,604
Financial Technologies (India), Ltd.	74,561	1,659,819
Finolex Cables, Ltd.	565,734	749,774
Finolex Industries, Ltd.	695,629	1,823,733
*Firstsource Solutions, Ltd.	462,206	284,119
*Future Capital Holdings, Ltd.	825	4,475
GAIL India, Ltd.	700,109	7,738,413
Gammon India, Ltd.	405,301	1,862,679
*Ganesh Housing Corp., Ltd.	637	3,507
Gateway Distriparks, Ltd.	207,427	516,998
Geodesic, Ltd.	355,739	936,737
*GIC Housing Finance, Ltd.	13,690	46,264
Gitanjali Gems, Ltd.	513,757	3,423,399
Godawari Power & Ispat, Ltd.	51,305	232,801
Godfrey Phillips India, Ltd.	784	29,964
*Goetze (India), Ltd.	9,195	36,263
Graphite India, Ltd.	386,627	815,571
Grasim Industries, Ltd.	15,142	766,284
Great Eastern Shipping Co., Ltd.	942,893	6,728,062
Great Offshore, Ltd.	140,299	1,189,732
*GTL Infrastructure, Ltd.	691,128	695,248
GTL, Ltd.	350,140	3,291,370
Gujarat Alkalies & Chemicals, Ltd.	421,803	1,241,495
Gujarat Fluorochemicals, Ltd.	181,278	754,322
Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	1,815,345
Gujarat State Fertilizers & Chemicals, Ltd.	445,889	3,613,548
Gulf Oil Corp., Ltd.	194,724	560,997
H.E.G., Ltd.	131,606	807,862
HBL Power Systems, Ltd.	474,970	290,698
HCL Infosystems, Ltd.	496,002	1,268,740
HCL Technologies, Ltd.	224,791	2,051,252
*HeidelbergCement India, Ltd.	520,445	536,651
Hexaware Technologies, Ltd.	1,266,493	2,507,397
Hikal, Ltd.	4,933	47,365
Hindalco Industries, Ltd.	9,934,662	47,243,508
Hinduja Global Solutions, Ltd.	65,909	576,764
Hinduja Ventures, Ltd.	68,545	689,709
Hotel Leelaventure, Ltd.	1,357,335	1,578,483
*Housing Development & Infrastructure, Ltd.	1,228,907	6,868,679
*ICICI Bank, Ltd.	111,742	2,938,646
#ICICI Bank, Ltd. Sponsored ADR	3,332,795	175,238,361
ICSA (India), Ltd.	290,435	849,075
IDBI Bank, Ltd.	2,354,413	9,589,849
*Idea Cellular, Ltd.	3,687,714	5,583,056
IFCI, Ltd.	4,121,140	6,432,346
India Cements, Ltd.	2,016,703	5,038,413
India Infoline, Ltd.	1,395,726	3,662,303
Indiabulls Financial Services, Ltd.	1,877,333	9,355,932
*Indiabulls Real Estate, Ltd.	2,924,244	12,649,066
Indiabulls Securities, Ltd.	6,234	3,771
Indian Bank	766,855	5,060,689
Indian Hotels Co., Ltd.	3,531,468	7,967,801
Indian Overseas Bank	1,005,458	3,618,703

1349

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Indo Rama Synthetics (India), Ltd.	202,314	$308,058
IndusInd Bank, Ltd.	1,092,668	6,518,587
INEIS ABS India, Ltd.	28,114	239,486
Infotech Enterprises, Ltd.	21,152	77,471
Infrastructure Development Finance Co., Ltd.	2,790,613	12,628,909
ING Vysya Bank, Ltd.	289,910	2,630,496
Ingersoll-Rand India, Ltd.	18,256	201,183
Ipca Laboratories, Ltd.	251,146	1,841,809
*ISMT, Ltd.	161,991	188,944
*Ispat Industries, Ltd.	4,133,543	1,826,179
*IVRCL Assets & Holdings, Ltd.	89,922	226,890
IVRCL Infrastructures & Projects, Ltd.	2,864,100	9,654,824
J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	1,038,115
Jammu & Kashmir Bank, Ltd.	233,400	4,795,229
JBF Industries, Ltd.	96,294	464,322
*Jet Airways (India), Ltd.	244,572	4,476,071
Jindal Poly Films, Ltd.	108,626	1,537,798
Jindal Saw, Ltd.	1,180,076	5,780,069
JK Cement, Ltd.	87,998	344,854
JK Lakshmi Cement, Ltd.	290,053	402,159
JK Tyre & Industries, Ltd.	158,673	583,696
JM Financial, Ltd.	205,032	179,464
*JSL Stainless, Ltd.	726,612	1,999,063
JSW Steel, Ltd.	1,091,845	32,971,365
Jubilant Organosys, Ltd.	228,068	1,618,198
K.S.B. Pumps, Ltd.	3,791	43,001
Kalpataru Power Transmission, Ltd.	5,000	19,548
*Kalyani Investment Co., Ltd.	8,518	161,348
Kalyani Steels, Ltd.	85,188	227,864
Karnataka Bank, Ltd.	629,365	2,618,988
Karur Vysya Bank, Ltd.	189,576	2,287,190
Karuturi Global, Ltd.	555,213	436,094
Kesoram Industries, Ltd.	212,331	1,416,866
*Kirloskar Eng India, Ltd.	328,770	1,516,916
Kirloskar Industries, Ltd.	21,918	187,392
Koutons Retail India, Ltd.	2,849	6,481
KS Oils, Ltd.	1,831,255	2,364,361
Lakshmi Machine Works, Ltd.	4,697	283,354
Lakshmi Vilas Bank, Ltd.	247,979	724,675
*Landmark Property Development Co., Ltd.	240,241	24,152
LIC Housing Finance, Ltd.	317,938	9,590,629
Madhucon Projects, Ltd.	183,396	607,738
Madras Cements, Ltd.	409,184	1,070,724
*Mahanagar Telephone Nigam, Ltd.	137,633	209,209
#*Mahanagar Telephone Nigam, Ltd. ADR	100,249	310,772
Maharashtra Scooters, Ltd.	4,450	41,681
Maharashtra Seamless, Ltd.	149,749	1,408,629
Mahindra & Mahindra Financial Services, Ltd.	34,564	573,773
Mahindra & Mahindra, Ltd.	1,172,012	19,328,233
Mahindra Lifespace Developers, Ltd.	135,781	1,454,219
*Manaksia, Ltd.	147,412	278,249
Maruti Suzuki India, Ltd.	262,121	9,169,674
Mastek, Ltd.	83,250	384,660
McLeod Russel India, Ltd.	637,181	3,307,515
Mercator Lines, Ltd.	2,078,028	3,017,778
Merck, Ltd.	29,241	503,088
*Monnet Ispat, Ltd.	132,630	1,786,591
Moser Baer (India), Ltd.	1,516,872	2,215,435
MRF, Ltd.	17,453	3,658,677
Mukand, Ltd.	324,653	498,828
Nagarjuna Construction Co., Ltd.	1,407,751	4,688,174

1350

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
Nagarjuna Fertilizers & Chemicals, Ltd.	1,893,177	$1,442,163
Nahar Capital & Financial Services, Ltd.	37,492	92,004
Nahar Spinning Mills, Ltd.	33,942	104,304
National Aluminium Co., Ltd.	133,467	1,208,900
Nava Bharat Ventures, Ltd.	5,395	46,315
Navneet Publications (India), Ltd.	25,344	34,883
NIIT Technologies, Ltd.	342,060	1,684,022
NIIT, Ltd.	1,020,094	1,508,980
Nirma, Ltd.	374,728	1,956,115
NOCIL, Ltd.	981,740	496,570
*Noida Toll Bridge Co., Ltd.	557,474	398,840
OCL India, Ltd.	84,049	249,729
*OMAXE, Ltd.	316,351	1,067,234
*Orbit Corp., Ltd.	366,251	958,459
Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	2,877,261
Orient Paper & Industries, Ltd.	323,741	429,290
Oriental Bank of Commerce	466,459	5,246,609
Panacea Biotec, Ltd.	72,446	326,631
*Parsvnath Developers, Ltd.	766,592	1,152,000
Patel Engineering, Ltd.	85,212	699,427
Patni Computer Systems, Ltd.	690,149	7,172,766
Patni Computer Systems, Ltd. ADR	55,441	1,157,608
Peninsula Land, Ltd.	198,415	274,466
Petronet LNG, Ltd.	2,943,666	7,372,477
Plethico Pharmaceuticals, Ltd.	35,619	315,830
Polaris Software Lab, Ltd.	396,842	1,451,791
Power Finance Corp., Ltd.	129,000	1,045,320
Prism Cement, Ltd.	437,332	581,246
Provogue India, Ltd.	119,777	201,759
PSL, Ltd.	113,833	281,805
PTC India, Ltd.	1,929,101	5,833,626
Punj Lloyd, Ltd.	1,229,016	3,271,578
Rain Commodities, Ltd.	215,083	780,029
Rajesh Exports, Ltd.	489,295	1,303,842
*Ranbaxy Laboratories, Ltd.	719,916	9,416,912
*Raymond, Ltd.	340,181	3,318,082
REI Agro, Ltd.	3,175,410	1,953,702
Rei Six Ten Retail, Ltd.	439,400	733,308
*Reliance Broadcast Network, Ltd.	20,606	45,478
Reliance Capital, Ltd.	923,214	16,973,495
Reliance Communications, Ltd.	5,398,403	21,846,408
Reliance Industries, Ltd.	7,365,013	181,814,091
*Reliance MediaWorks, Ltd.	109,133	603,644
*Reliance Power, Ltd.	4,580,850	16,217,100
*Resurgere Mines & Minerals India, Ltd.	4,231,830	191,107
Rolta India, Ltd.	1,217,326	4,578,596
Ruchi Soya Industries, Ltd.	1,172,211	3,485,569
*S.Kumars Nationwide, Ltd.	1,242,979	2,279,914
Sanghvi Movers, Ltd.	6,290	26,096
SEAMEC, Ltd.	77,043	265,056
Shipping Corp. of India, Ltd.	171,233	667,087
Shiv-Vani Oil & Gas Exploration Services, Ltd.	115,578	1,111,618
Simplex Infrastructures, Ltd.	1,570	17,390
SKF India, Ltd.	15,701	205,542
Sobha Developers, Ltd.	152,727	1,241,402
Sona Koyo Steering Systems, Ltd.	118,568	53,761
South Indian Bank, Ltd.	6,247,570	3,885,992
SPML Infra, Ltd.	372	2,399
SREI Infrastructure Finance, Ltd.	818,844	2,440,321
SRF, Ltd.	266,306	2,417,492
State Bank of India	552,879	39,347,433

1351

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
Sterling Biotech, Ltd.	449,228	$1,103,377
#Sterlite Industries (India), Ltd. ADR	1,164,402	18,013,299
Sterlite Industries (India), Ltd. Series A	5,746,256	21,999,759
Sterlite Technologies, Ltd.	447,261	835,426
Strides Arcolab, Ltd.	64,603	609,368
Sundaram Finance, Ltd.	4,276	67,022
Sundram Fastners, Ltd.	55,097	78,379
*Suzlon Energy, Ltd.	3,384,835	4,221,281
Syndicate Bank	1,422,728	4,460,857
Tamilnadu Newsprint & Papers, Ltd.	39,142	134,629
Tanla Solutions, Ltd.	617,458	359,037
Tata Chemicals, Ltd.	763,975	6,721,093
#*Tata Communications, Ltd. ADR	20,500	285,360
Tata Investment Corp., Ltd.	58,932	769,961
Tata Steel, Ltd.	2,571,275	34,201,464
Tata Tea, Ltd.	2,775,743	7,790,606
*TCI Developers	3,427	16,202
*Teledata Marine Solutions, Ltd.	267,258	206,046
Time Technoplast, Ltd.	365,124	499,353
Titagarh Wagons, Ltd.	22,658	252,952
Transport Corp. of India, Ltd.	68,548	189,739
Trent, Ltd.	14,497	331,333
*Trent, Ltd. Series A	3,220	67,046
*Trent, Ltd. Series B	3,220	65,342
Triveni Engineering & Industries, Ltd.	240,000	648,414
Tube Investments of India	642,055	2,188,644
TVS Motor Co., Ltd.	152,419	251,203
UCO Bank	1,022,797	2,904,109
Uflex, Ltd.	153,357	1,048,647
Unichem Laboratories, Ltd.	199,000	1,019,155
Union Bank of India	797,003	6,800,960
United Phosphorus, Ltd.	530,310	2,385,079
Unity Infraprojects, Ltd.	180,846	429,421
Usha Martin, Ltd.	1,066,559	2,085,252
*UTV Software Communications, Ltd.	11,056	143,300
Vardhman Textiles, Ltd.	98,045	745,620
Varun Shipping Co., Ltd.	549,032	509,598
Videocon Industries, Ltd.	782,287	4,468,781
*Videsh Sanchar Nigam, Ltd.	727,705	5,040,382
Vijaya Bank	807,166	1,938,562
*Walchandnagar Industries, Ltd.	106,847	494,360
Welspun Corp., Ltd.	206,876	1,163,140
*Wockhardt, Ltd.	174,816	1,163,358
Yes Bank, Ltd.	386,982	3,138,751
Zee Entertainment Enterprises, Ltd.	1,188,271	7,433,046
*Zee Learn, Ltd.	297,068	34,772
Zuari Industries, Ltd.	127,958	2,387,767
Zylog Systems, Ltd.	26,158	337,458

TOTAL INDIA		1,304,039,842

INDONESIA — (3.1%)
*PT Adhi Karya Tbk	492,000	55,158
*PT Agis Tbk	2,012,000	38,389
PT AKR Corporindo Tbk	20,492,400	3,466,640
PT Aneka Tambang Tbk	52,723,000	15,103,603
PT Asahimas Flat Glass Tbk	5,333,500	3,769,075
PT Astra International Tbk	901,696	5,773,212
*PT Bakrie & Brothers Tbk	910,038,250	5,516,739
PT Bakrie Sumatera Plantations Tbk	82,736,500	3,590,224
*PT Bakrie Telecom Tbk	279,478,500	7,537,567
PT Bakrieland Development Tbk	352,127,520	6,256,244

1352

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
PT Bank Bukopin Tbk	24,796,000	$1,940,866
PT Bank Danamon Indonesia Tbk	7,856,303	5,908,584
PT Bank Negara Indonesia Persero Tbk	44,927,000	19,643,577
*PT Bank Pan Indonesia Tbk	122,909,826	15,416,892
*PT Barito Pacific Tbk	10,265,500	1,462,392
*PT Berlian Laju Tanker Tbk	139,931,466	6,044,272
*PT Bhakti Investama Tbk	242,272,700	3,489,591
PT Budi Acid Jaya Tbk	14,289,000	342,568
PT Bumi Resources Tbk	280,320,500	70,190,067
*PT Central Proteinaprima Tbk	178,071,500	1,055,976
PT Charoen Pokphand Indonesia Tbk	19,902,666	19,098,095
*PT Ciputra Development Tbk	83,344,500	3,938,533
*PT Ciputra Surya Tbk	17,718,000	1,394,524
PT Clipan Finance Indonesia Tbk	3,636,000	167,474
*PT Darma Henwa Tbk	137,802,300	1,194,301
*PT Davomas Adabi Tbk	139,739,500	1,236,313
PT Dynaplast Tbk	3,040,000	955,134
PT Elnusa Tbk	32,023,000	1,204,765
*PT Energi Mega Persada Tbk	331,341,282	4,399,362
PT Ever Shine Textile Tbk	19,347,215	195,907
PT Gajah Tunggal Tbk	9,707,500	2,533,449
PT Global Mediacom Tbk	96,453,500	5,362,733
PT Gozco Plantations Tbk	13,388,500	645,828
*PT Great River International Tbk	1,788,000	—
PT Gudang Garam Tbk	6,628,500	35,463,235
*PT Hero Supermarket Tbk	220,000	103,385
*PT Indah Kiat Pulp & Paper Corp. Tbk	28,149,500	6,551,039
PT Indika Energy Tbk	19,721,000	8,081,291
PT Indofood Sukses Makmur Tbk	23,893,000	13,934,943
PT International Nickel Indonesia Tbk	39,701,500	21,209,280
PT Japfa Comfeed Indonesia Tbk	2,455,500	867,655
PT Jaya Real Property Tbk	25,528,000	4,295,278
*PT Kawasan Industri Jababeka Tbk	187,435,000	2,819,481
PT Lautan Luas Tbk	2,102,000	192,960
*PT Lippo Karawaci Tbk	190,150,750	13,197,607
PT Matahari Putra Prima Tbk	35,314,400	5,563,885
PT Mayorah Indah Tbk	8,807,572	11,908,609
PT Medco Energi Internasional Tbk	28,604,500	13,102,605
*PT Media Nusantara Citra Tbk	4,646,000	318,452
*PT Mitra Adiperkasa Tbk	230,000	65,640
*PT Mitra International Resources Tbk	40,757,660	1,098,090
*PT Panasia Indosyntec Tbk	403,200	10,602
*PT Panin Financial Tbk	183,439,000	4,010,538
*PT Panin Insurance Tbk	30,688,500	1,893,246
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	4,726,500	6,212,079
PT Ramayana Lestari Sentosa Tbk	12,324,000	1,257,168
PT Sampoerna Agro Tbk	3,412,000	1,148,740
*PT Samudera Indonesia Tbk	415,500	194,733
PT Selamat Sempurna Tbk	15,274,000	1,779,273
*PT Sentul City Tbk	123,241,000	1,616,866
PT Sinar Mas Agro Resources & Technology Tbk	8,067,900	4,710,170
PT Sorini Agro Asia Corporindo Tbk	7,941,000	2,735,442
PT Summarecon Agung Tbk	43,122,357	5,472,776
*PT Sunson Textile Manufacturer Tbk	6,012,000	141,261
*PT Surya Dumai Industri Tbk	5,145,000	—
PT Surya Toto Indonesia Tbk	46,400	186,119
*PT Suryainti Permata Tbk	17,378,000	173,051
PT Tigaraksa Satria Tbk	165,200	11,460
PT Timah Tbk	10,142,000	3,246,907
PT Trimegah Sec Tbk	34,298,000	452,693
*PT Truba Alam Manunggal Engineering Tbk	129,244,500	1,207,808

1353

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Tunas Baru Lampung Tbk	291,000	$13,718
PT Tunas Ridean Tbk	42,862,000	3,749,387
*PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	2,609,156
PT Unggul Indah Cahaya Tbk	371,435	85,196
PT Wijaya Karya Tbk	15,842,000	1,281,724

TOTAL INDONESIA		401,901,602

ISRAEL — (0.0%)
*Bank of Jerusalem, Ltd.	23,972	45,717
Delta-Galil Industries, Ltd.	—	4
*Electra Real Estate, Ltd.	—	1
*Elron Electronic Industries, Ltd.	1	4
*Feuchtwanger Investments, Ltd.	10,500	35
Formula Systems, Ltd.	—	—
*Formula Vision Technologies, Ltd.	—	—
*Israel Steel Mills, Ltd.	97,000	1,041
*Kardan Israel, Ltd.	—	1
*Knafaim Arkia Holdings, Ltd.	92,777	512,144
Koor Industries, Ltd.	1	22
*Liberty Properties, Ltd.	2,533	31,353
*Makhteshim-Agan Industries, Ltd.	1	3
*Mivtach Shamir Holdings, Ltd.	41,934	1,302,255
*Naphtha Israel Petroleum Corp., Ltd.	—	1
Scailex Corp, Ltd.	90,240	1,747,194

TOTAL ISRAEL		3,639,775

MALAYSIA — (3.4%)
*A&M Realty Berhad	720,700	131,381
*Adventa Berhad	3,200	2,479
Affin Holdings Berhad	9,611,900	9,957,347
*Airasia Berhad	11,014,200	8,764,497
Alliance Financial Group Berhad	11,988,000	12,656,836
*Amcorp Properties Berhad	927,567	126,908
AMMB Holdings Berhad	21,831,262	44,387,897
Ann Joo Resources Berhad	2,857,200	2,748,608
APM Automotive Holdings Berhad	1,178,000	1,978,941
Apollo Food Holdings Berhad	109,000	119,098
*Asas Dunia Berhad	350,000	104,129
*Asia Pacific Land Berhad	5,644,300	682,353
*Axiata Group Berhad	1,074,850	1,554,465
Bandar Raya Developments Berhad	4,087,800	3,158,245
Batu Kawan Berhad	2,242,250	10,896,535
*Berjaya Assets Berhad	37,100	8,369
Berjaya Corp. Berhad	23,239,780	8,088,904
Berjaya Land Berhad	13,220,000	4,981,736
*Berjaya Media Berhad	425,300	70,172
*Berjaya Retail Berhad	1,775,788	242,555
Bimb Holdings Berhad	2,170,800	844,655
Bina Darulaman Berhad	60,800	21,779
Bolton Berhad	1,277,400	464,214
Boustead Holdings Berhad	4,738,580	8,568,860
Cahya Mata Sarawak Berhad	1,786,600	1,553,473
Chemical Co. of Malaysia Berhad	311,000	201,550
Chin Teck Plantations Berhad	304,700	847,870
*Coastal Contracts Berhad	84,900	62,085
*Country Heights Holdings Berhad	37,300	7,333
CSC Steel Holdings Berhad	1,685,200	1,018,542
Cycle & Carriage Bintang Berhad	241,300	378,426
*Datuk Keramik Holdings Berhad	127,000	—
Dijaya Corp. Berhad	714,500	245,931
DNP Holdings Berhad	1,861,100	1,089,309

1354

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
DRB-Hicom Berhad	9,932,000	$3,833,990
*Eastern & Oriental Berhad	8,512,115	3,128,374
Eastern Pacific Industrial Corp. Berhad	497,700	321,945
ECM Libra Avenue Berhad	7,178,982	1,670,290
*EON Capital Berhad	3,626,007	8,141,678
Esso Malaysia Berhad	954,100	887,341
Evergreen Fibreboard Berhad	1,092,900	524,305
Far East Holdings Berhad	388,800	862,899
*Fountain View Development Berhad	2,573,200	—
General Corp. Berhad	1,681,400	869,549
Genting Malaysia Berhad	842,600	950,024
Genting Plantations Berhad	356,800	985,668
Glomac Berhad	1,706,800	879,389
*Gold Is Berhad	3,016,125	1,191,979
*GuocoLand (Malaysia) Berhad	522,800	213,683
Hap Seng Consolidated Berhad	2,582,300	3,321,682
Hap Seng Plantations Holdings Berhad	1,701,400	1,497,268
Hong Leong Financial Group Berhad	1,796,551	5,271,281
Hong Leong Industries Berhad	1,225,800	2,007,972
Hubline Berhad	1,629,600	86,436
Hunza Properties Berhad	1,033,300	541,918
Hwang-DBS (Malaysia) Berhad	908,700	586,684
IGB Corp. Berhad	11,559,000	7,443,679
IJM Corp. Berhad	15,038,680	27,243,541
IJM Land Berhad	3,923,300	3,497,012
*Insas Berhad	4,347,408	755,948
*Jaks Resources Berhad	3,438,000	826,141
*Jaya Tiasa Holdings Berhad	1,192,135	1,496,129
Jerneh Asia Berhad	633,720	632,650
K & N Kenanga Holdings Berhad	2,220,800	532,863
*Karambunai Corp. Berhad	6,839,800	494,181
Keck Seng (Malaysia) Berhad	1,671,800	3,189,859
Kian Joo Can Factory Berhad	3,566,680	1,844,495
*KIG Glass Industrial Berhad	260,000	2,507
Kim Loong Resources Berhad	324,800	256,412
Kinsteel Berhad	7,509,500	2,442,966
KLCC Property Holdings Berhad	6,581,100	6,976,757
*KNM Group Berhad	16,388,600	2,527,460
*Knusford Berhad	139,300	72,079
KPJ Healthcare Berhad	375,650	448,532
KrisAssets Holdings Berhad	250,377	282,141
KSL Holdings Berhad	256,566	134,769
Kub Malaysia Berhad	5,214,000	874,828
Kulim Malaysia Berhad	2,761,625	8,603,793
*Kumpulan Hartanah Selangor Berhad	520,000	75,238
Kumpulan Perangsang Selangor Berhad	1,128,400	529,783
Kwantas Corp. Berhad	246,000	142,831
Landmarks Berhad	4,118,808	1,751,515
Leader Universal Holdings Berhad	5,383,033	1,561,130
*Lion Corp Berhad	7,984,307	758,674
Lion Diversified Holdings Berhad	5,448,100	930,745
*Lion Forest Industries Berhad	136,800	95,259
Lion Industries Corp. Berhad	7,446,081	4,751,051
*MAA Holdings Berhad	888,700	181,723
*Mah Sing Group Berhad	50,200	30,465
*Malayan United Industries Berhad (6556756)	1,526,067	100,544
*Malayan United Industries Berhad (B4TWFT8)	200,244	10,619
Malaysia Airports Holdings Berhad	161,600	315,457
Malaysia Building Society Berhad	815,000	412,262
Malaysian Bulk Carriers Berhad	1,164,825	1,119,907
Malaysian Mosaics Berhad	293,040	215,912

1355

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Malaysian Resources Corp. Berhad	75,000	$50,247
MBM Resources Berhad	531,533	528,608
Mega First Corp. Berhad	1,101,700	636,237
*Merge Housing Berhad	63,162	10,564
*Metro Kajang Holdings Berhad	562,099	251,027
*Metroplex Berhad	817,000	—
MISC Berhad	373,740	1,055,832
*MK Land Holdings Berhad	10,344,500	1,283,765
MMC Corp. Berhad	10,879,779	10,782,924
*MNRB Holdings Berhad	1,150,800	1,033,545
Muhibbah Engineering Berhad	4,845,400	1,607,865
MUI Properties Berhad	557,000	29,763
*Mulpha International Berhad	33,546,200	5,070,287
MWE Holdings Berhad	270,000	89,402
Naim Holdings Berhad	1,130,000	1,317,441
NCB Holdings Berhad	2,447,800	2,869,615
Negri Sembilan Oil Palms Berhad	167,600	282,012
NV Multi Corp. Berhad	165,700	39,356
Oriental Holdings Berhad	3,653,779	6,165,625
Oriental Interest Berhad	164,800	72,095
OSK Holdings Berhad	6,549,647	3,208,537
*OSK Ventures International Berhad	727,597	91,898
P.I.E. Industrial Berhad	323,600	424,551
*Pacific & Orient Berhad	566,730	193,921
Panasonic Manufacturing Malaysia Berhad	383,380	2,253,721
*Paracorp Berhad	252,000	810
Paramount Corp. Berhad	211,700	331,634
PBA Holdings Berhad	1,502,500	480,788
Pelikan International Corp. Berhad	4,130,320	1,661,914
*Permaju Industries Berhad	1,703,300	210,479
Petronas Dagangan Berhad	310,700	1,091,426
PJ Development Holdings Berhad	2,768,800	752,859
POS Malaysia Berhad	2,274,517	2,370,133
PPB Group Berhad	6,909,766	42,656,648
*Press Metal Berhad	11,300	6,358
*Prime Utilities Berhad	39,000	1,128
Protasco Berhad	282,200	94,351
Proton Holdings Berhad	3,786,000	5,998,579
*Pulai Springs Berhad	132,500	20,014
QSR Brands Berhad	56,800	96,335
*Ramunia Holdings Berhad	2,434,736	313,881
Ranhill Berhad	3,162,200	802,462
RCE Capital Berhad	2,613,100	518,334
RHB Capital Berhad	5,561,200	14,366,619
Salcon Berhad	574,000	132,204
Sarawak Oil Palms Berhad	391,820	439,401
Scientex, Inc. Berhad	645,048	381,414
*Scomi Group Berhad	13,422,000	1,796,578
Selangor Dredging Berhad	1,312,700	354,333
Shangri-La Hotels (Malaysia) Berhad	738,000	674,382
Shell Refining Co. Federation of Malaysia Berhad	217,100	742,703
SHL Consolidated Berhad	1,008,700	422,720
*Sino Hua-An International Berhad	2,515,000	303,844
Subur Tiasa Holdings Berhad	460,530	325,287
Sunrise Berhad	4,480,534	3,287,830
Sunway City Berhad	3,565,000	4,614,686
Sunway Holdings Berhad	4,319,400	2,767,435
Suria Capital Holdings Berhad	590,800	351,846
Ta Ann Holdings Berhad	231,960	342,969
TA Enterprise Berhad	14,799,300	3,505,944
TA Global Berhad (B3X17H6)	8,465,880	1,265,245

1356

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*TA Global Berhad (B4LM6X7)	8,465,880	$1,034,732
Tahp Group Berhad	27,000	40,546
*Talam Corp. Berhad	17,833,050	544,359
*Tamco Corp. Holdings Berhad	71	1
Tan Chong Motor Holdings Berhad	4,857,500	8,847,378
*Tanjung Offshore Berhad	206,000	108,875
TDM Berhad	1,178,500	923,197
*Tebrau Teguh Berhad	5,320,066	1,320,665
*Time Dotcom Berhad	16,781,400	3,867,398
Tiong Nam Transport Holdings Berhad	133,500	40,781
Titan Chemicals Corp. Berhad	5,325,500	3,954,403
Tradewinds (Malaysia) Berhad	926,300	1,200,308
*Tradewinds Corp. Berhad	5,413,100	1,564,265
UAC Berhad	77,398	90,902
UMW Holdings Berhad	2,059,686	4,487,354
Unico-Desa Plantations Berhad	4,194,428	1,457,992
Unisem (Malaysia) Berhad	3,100,600	1,861,794
United Malacca Rubber Estates Berhad	870,600	2,016,278
United Plantations Berhad	617,400	3,390,530
VS Industry Berhad	1,337,193	688,908
Wah Seong Corp. Berhad	386,300	271,118
WCT Berhad	1,235,300	1,226,657
WTK Holdings Berhad	4,386,550	1,696,275
Yeo Hiap Seng (Malaysia) Berhad	355,320	170,544
YTL Cement Berhad	11,100	16,700
YTL Corp. Berhad	6,494,072	16,508,181
Yu Neh Huat Berhad	5,024,459	2,911,158
*Zelan Berhad	6,765,900	1,515,611

TOTAL MALAYSIA		441,891,015

MEXICO — (5.5%)
#Alfa S.A.B. de C.V. Series A	4,088,867	34,113,628
#Alsea de Mexico S.A.B. de C.V.	2,618,100	2,660,929
#*Axtel S.A.B. de C.V.	5,663,540	3,366,568
#Bolsa Mexicana de Valores S.A. de C.V.	2,597,088	4,717,580
#*Carso Infraestructura y Construccion S.A.B. de C.V.	112,800	75,638
#*Cemex S.A.B. de C.V. Sponsored ADR	11,578,134	101,540,235
#Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	266,807	21,203,152
#Consorcio ARA S.A.B. de C.V.	10,672,300	6,784,706
#*Corporacion GEO S.A.B. de C.V. Series B	5,771,482	18,322,165
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,561,686	796,779
#*Desarrolladora Homex S.A.B. de C.V.	1,653,700	9,254,184
#*Desarrolladora Homex S.A.B. de C.V. ADR	115,455	3,876,979
*Dine S.A.B. de C.V.	1,028,367	499,692
El Puerto de Liverpool S.A.B. de C.V.	328,600	1,889,157
El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	115,808
Embotelladora Arca S.A.B. de C.V.	3,256,100	13,448,421
*Empaques Ponderosa S.A. de C.V. Series B	90,000	6,560
#*Empresas ICA S.A.B. de C.V.	2,999,272	7,908,673
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	1,118,155	11,785,354
#Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,465,100	8,056,389
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,617,816	88,834,277
*Gruma S.A.B. de C.V. ADR	15,222	119,493
#*Gruma S.A.B. de C.V. Series B	931,300	1,846,309
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	696,600	1,312,754
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. ADR	41,146	621,305
#Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	616,489	22,859,412
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	727,300	3,657,704
#Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	220,143	11,095,207
#Grupo Carso S.A.B. de C.V. Series A-1	10,578,093	60,960,244
*Grupo Cementos de Chihuahua S.A.B. de C.V.	2,799,892	8,888,546

1357

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MEXICO — (Continued)
#*Grupo Famsa S.A.B. de C.V.	1,918,478	$2,765,542
#Grupo Financiero Banorte S.A.B. de C.V.	10,027,360	42,901,314
Grupo Financiero Inbursa S.A.B. de C.V. Series O	8,260,033	35,721,231
#Grupo Gigante S.A.B. de C.V. Series B	471,076	774,445
Grupo Herdez S.A.B. de C.V.	319,000	493,432
Grupo Industrial Maseca S.A.B. de C.V. Series B	2,726,900	2,855,427
*Grupo Industrial Saltillo S.A.B. de C.V.	1,332,569	1,266,955
Grupo Kuo S.A.B. de C.V. Series B	2,038,967	2,922,718
#Grupo Mexico S.A.B. de C.V. Series B	24,866,224	81,920,796
Grupo Posadas S.A. de C.V. Series L	356,000	469,938
*Grupo Qumma S.A. de C.V. Series B	5,301	77
#*Grupo Simec S.A. de C.V.	1,380,200	3,328,665
#*Grupo Simec S.A. de C.V. Sponsored ADR	19,072	138,463
#Industrias Bachoco S.A.B. de C.V. Series B	810,300	1,453,526
#*Industrias CH S.A.B. de C.V. Series B	2,810,192	10,127,433
Industrias Penoles S.A.B. de C.V.	428,720	12,150,539
*Maxcom Telecomunicaciones S.A.B. de C.V.	400,181	205,470
*Megacable Holdings S.A.B. de C.V.	12,600	32,143
#Organizacion Soriana S.A.B. de C.V. Series B	14,451,500	44,016,919
Qualitas Compania de Seguros S.A. de C.V.	2,048,200	1,683,611
#*Sare Holding S.A.B. de C.V.	3,301,100	842,117
*Savia S.A. de C.V.	3,457,285	223,990
#*Urbi Desarrollos Urbanos S.A.B. de C.V.	5,658,750	12,011,325
*Vitro S.A.B. de C.V.	1,558,758	1,580,471

TOTAL MEXICO		710,504,395

PHILIPPINES — (1.0%)
A. Soriano Corp.	20,195,000	1,445,947
Alaska Milk Corp.	7,874,000	2,381,083
Alsons Consolidated Resources, Inc.	16,904,000	555,239
Banco de Oro Unibank, Inc.	7,364,320	10,442,607
Cebu Holdings, Inc.	7,590,250	423,601
China Banking Corp.	9,675	100,582
*Digital Telecommunications Phils., Inc.	53,909,000	1,967,249
DMCI Holdings, Inc.	7,561,260	6,719,241
*Empire East Land Holdings, Inc.	37,000,000	491,647
*Export & Industry Bank, Inc.	14,950	90
Filinvest Land, Inc.	168,982,031	5,425,842
*Filipina Water Bottling Corp.	5,471,786	—
First Philippines Holdings Corp.	3,810,100	5,930,385
*Lopez Holdings Corp.	25,704,000	3,347,407
Macroasia Corp.	1,663,000	127,188
Megaworld Corp.	176,933,600	10,535,019
Metro Bank & Trust Co.	8,451,855	15,368,891
*Mondragon International Philippines, Inc.	2,464,000	7,159
*Philippine National Bank	3,866,918	6,379,490
*Philippine National Construction Corp.	398,900	45,435
*Philippine Realty & Holdings Corp.	5,860,000	103,535
Philippine Savings Bank	1,232,313	1,810,596
*Philippine Townships, Inc.	226,200	24,976
Phinma Corp.	2,550,498	652,040
*Prime Media Holdings, Inc.	330,000	16,443
*Prime Orion Philippines, Inc.	12,310,000	124,349
Rizal Commercial Banking Corp.	4,481,648	2,916,813
Robinson’s Land Corp. Series B	17,781,700	7,015,488
Security Bank Corp.	2,362,810	4,616,734
Shang Properties, Inc.	614,285	25,260
SM Development Corp.	42,477,329	8,768,290
*Solid Group, Inc.	10,454,000	235,502
Union Bank of Philippines	2,567,094	3,633,965
Universal Robina Corp.	16,573,345	16,762,187

1358

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
Vista Land & Lifescapes, Inc.	45,259,868	$3,476,821

TOTAL PHILIPPINES		121,877,101

POLAND — (1.7%)
Agora SA	559,848	5,491,046
*Amica Wronki SA	36,320	651,855
Asseco Poland SA	591,461	10,931,591
Bank Handlowy w Warszawie SA	83,949	2,650,240
*Bank Millennium SA	7,878,968	13,972,989
*Bank Przemyslowo Handlowy BPH SA	1,013	21,533
*Bioton SA	31,475,429	2,102,856
*BOMI SA	121,150	453,847
*Boryszew SA	1,114,644	780,977
*Ciech SA	176,209	1,203,891
*ComArch SA	93	2,610
Debica SA	111,346	2,459,701
Dom Development SA	46,421	764,144
*Dom Maklerski IDM SA	1,704,829	2,115,797
*Echo Investment SA	2,417,470	4,490,181
Emperia Holding SA	19,149	657,368
*Energomontaz Poludnie SA	30,110	40,126
*Farmacol SA	5,526	81,953
*Gant Development SA	40,117	277,091
*Getin Holdings SA	1,681,394	6,303,858
Grupa Kety SA	126,858	5,266,829
*Grupa Lotos SA	970,047	10,303,474
*Impexmetal SA	5,899,609	8,579,921
*ING Bank Slaski SA	4,428	1,348,573
KGHM Polska Miedz SA	671,360	30,150,553
*Koelner SA	133,110	677,207
*Kredyt Bank SA	619,815	3,258,264
*LC Corp. SA	1,811,902	1,047,333
*MCI Management SA	115,308	331,189
*MNI SA	275,976	313,889
*Mostostal Siedlce SA	462,476	673,293
Mostostal Warszawa SA	1,467	34,970
*Netia Holdings SA	3,441,202	6,696,447
*Orbis SA	541,449	7,877,775
*Pfleiderer Grajewo SA	55,572	215,592
*Pol-Aqua SA	12,548	73,473
Polnord SA	129,030	1,678,792
*Polska Grupa Farmaceutyczna SA	1,548	25,862
*Polski Koncern Naftowy Orlen SA	5,310,008	74,871,545
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	349,860	2,207,903
*Stalexport SA	498,734	241,233
*Sygnity SA	158,271	854,910
*Synthos SA	9,098,514	8,194,071
Zaklady Azotowe Pulawy SA	15,544	408,580
*Zaklady Azotowe w Tarnowie-Moscicach SA	18,179	130,731
*Zaklady Chemiczne Police SA	8,000	16,002

TOTAL POLAND		220,932,065

RUSSIA — (4.4%)
Gazprom OAO Sponsored ADR	18,589,632	407,020,812
Lukoil OAO Sponsored ADR	2,257,507	125,889,656
Magnitogorsk Iron & Steel Works Sponsored GDR	51,321	640,388
*RusHydro Sponsored ADR	643,944	3,327,950
Surgutneftegas Sponsonsored ADR	2,583,456	25,297,842

TOTAL RUSSIA		562,176,648

1359

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH AFRICA — (7.6%)
ABSA Group, Ltd.	3,202,004	$62,031,775
Adcorp Holdings, Ltd.	448,309	1,855,083
Advtech, Ltd.	32,106	27,909
Aeci, Ltd.	1,635,500	18,145,642
Afgri, Ltd.	4,178,939	3,972,788
African Bank Investments, Ltd.	3,883,766	19,905,781
African Oxygen, Ltd.	483,204	1,439,732
African Rainbow Minerals, Ltd.	994,154	25,158,033
Allied Electronics Corp., Ltd.	542,971	2,211,380
ArcelorMittal South Africa, Ltd.	1,392,395	15,975,665
*Argent Industrial, Ltd.	1,278,773	1,627,323
*Aveng, Ltd.	3,857,895	24,249,175
AVI, Ltd.	3,586,407	14,252,059
Avusa, Ltd.	448,854	1,442,847
Barloworld, Ltd.	2,566,028	19,220,633
Basil Read Holdings, Ltd.	126,175	225,450
*Bell Equipment, Ltd.	411,045	615,628
Bidvest Group, Ltd.	46,870	998,292
Blue Label Telecoms, Ltd.	366,891	377,870
Brait SA	305,789	1,069,215
Business Connexion Group, Ltd.	641,608	578,353
*Cadiz Holdings, Ltd.	6,673	3,188
Capitec Bank Holdings, Ltd.	140,813	2,935,636
Cashbuild, Ltd.	3,398	45,874
Caxton & CTP Publishers & Printers, Ltd.	3,015,054	6,575,619
*Cipla Medpro South Africa, Ltd.	3,379,408	3,374,438
*Corpgro, Ltd.	579,166	—
Data Tec, Ltd.	2,446,932	12,153,814
Datacentrix Holdings, Ltd.	797,381	557,683
Delta EMD, Ltd.	234,340	323,234
Discovery Holdings, Ltd.	66	372
Distell Group, Ltd.	378,471	3,801,354
*Distribution & Warehousing Network, Ltd.	216,722	240,464
*Durban Roodeport Deep, Ltd.	1,657,408	820,819
ElementOne, Ltd.	391,810	657,212
*Eqstra Holdings, Ltd.	1,744,753	1,570,798
*Evraz Highveld Steel & Vanadium, Ltd.	162,634	2,011,495
FirstRand, Ltd.	4,353,231	12,762,620
Freeworld Coatings, Ltd.	2,187,407	3,170,094
Gijima Group, Ltd.	2,011,303	223,920
Gold Fields, Ltd.	507,817	7,932,409
#Gold Fields, Ltd. Sponsored ADR	7,845,589	123,724,939
Gold Reef Resorts, Ltd.	422,178	1,101,035
Grindrod, Ltd.	3,321,966	8,050,566
Group Five, Ltd.	571,837	3,192,740
Harmony Gold Mining Co., Ltd.	2,923,251	33,570,189
#Harmony Gold Mining Co., Ltd. Sponsored ADR	1,575,339	18,179,412
*Health Strategic Investments, Ltd.	1,380,233	2,768,347
Hudaco Industries, Ltd.	162,006	1,955,809
*Hulamin, Ltd.	1,303,406	1,598,437
Iliad Africa, Ltd.	152,511	162,471
Illovo Sugar, Ltd.	1,131,367	4,213,774
Impala Platinum Holdings, Ltd.	68,686	1,939,152
Imperial Holdings, Ltd.	1,354,335	22,131,797
Investec, Ltd.	2,346,934	19,301,807
*JCI, Ltd.	10,677,339	—
JD Group, Ltd.	1,660,436	11,668,367
Lewis Group, Ltd.	1,220,867	12,437,426
Liberty Holdings, Ltd.	1,449,071	15,494,403
M Cubed Holdings, Ltd.	1,850,526	—
Medi-Clinic Corp., Ltd.	2,567,629	9,914,239

1360

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Merafe Resources, Ltd.	18,528,486	$3,646,086
Metair Investments, Ltd.	1,650,332	2,631,114
*Metorex, Ltd.	4,480,253	2,768,592
Metropolitan Holdings, Ltd.	8,819,158	21,284,674
Mondi, Ltd.	1,529,202	12,718,156
Murray & Roberts Holdings, Ltd.	175,083	1,085,105
*Mvelaphanda Group, Ltd.	4,233,693	3,217,450
Nampak, Ltd.	5,874,237	16,483,487
#Nedbank Group, Ltd.	2,742,435	51,214,855
#Northam Platinum, Ltd.	1,101,749	7,618,429
*Omnia Holdings, Ltd.	567,350	5,280,195
Palabora Mining Co., Ltd.	181,577	2,715,944
Peregrine Holdings, Ltd.	1,383,001	2,562,486
Petmin, Ltd.	214,597	94,103
*Pioneer Foods, Ltd.	66,726	466,183
PSG Group, Ltd.	1,194,364	6,079,947
*Randgold & Exploration Co., Ltd.	256,811	239,030
Raubex Group, Ltd.	289,129	1,028,834
Redefine Properties, Ltd.	32,990	38,450
Reunert, Ltd.	300,475	2,746,001
Sanlam, Ltd.	28,700,406	107,458,594
*Sappi, Ltd.	3,911,432	19,363,928
#*Sappi, Ltd. Sponsored ADR	792,283	3,929,724
Sasol, Ltd. Sponsored ADR	704,259	31,867,720
*Sentula Mining, Ltd.	657,544	246,019
*Simmer & Jack Mines, Ltd.	2,619,539	328,728
Spur Corp., Ltd.	369,908	737,337
Standard Bank Group, Ltd.	2,428,660	35,722,314
Stefanutti Stocks Holdings, Ltd.	34,781	55,436
#Steinhoff International Holdings, Ltd.	12,458,365	39,090,753
*Super Group, Ltd.	6,144,790	525,350
Telkom South Africa, Ltd.	2,992,666	15,461,823
Tongaat-Hulett, Ltd.	197,230	2,759,109
*Trans Hex Group, Ltd.	34,840	14,958
Trencor, Ltd.	1,468,675	7,446,942
UCS Group, Ltd.	1,547,424	429,194
Value Group, Ltd.	976,777	516,453
*Wesizwe Platinum, Ltd.	14,355	3,206
Zeder Investments, Ltd.	850,029	291,579

TOTAL SOUTH AFRICA		976,114,874

SOUTH KOREA — (11.7%)
#Aekyung Petrochemical Co., Ltd.	25,450	900,959
#Asia Cement Manufacturing Co., Ltd.	28,888	1,167,175
#Asia Paper Manufacturing Co., Ltd.	34,410	380,313
*Asiana Airlines, Inc.	367,480	2,992,415
*Basic House Co., Ltd. (The)	3,604	72,682
#Bing Grae Co., Ltd.	24,704	1,192,194
#*BNG Steel Co., Ltd.	55,130	564,352
Boo Kook Securities Co., Ltd.	27,705	438,461
#Boryung Pharmaceutical Co., Ltd.	34,556	653,167
Busan Bank	1,097,521	13,674,687
BYC Co., Ltd.	810	114,974
Byuck San Corp.	10,472	169,004
*Byuck San Engineering & Construction Co., Ltd.	45,950	71,423
#*Chin Hung International, Inc.	3,001,643	1,303,634
#Chong Kun Dang Pharmaceutical Corp.	42,960	924,462
#Choongwae Pharma Corp.	53,015	804,344
#Chosun Refractories Co., Ltd.	10,390	545,489
Chungho Comnet Co., Ltd.	23,200	181,109
CJ Cheiljedang Corp.	31,639	6,095,868

1361

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#CJ Corp.	133,605	$9,417,681
#*Cosmochemical Co., Ltd.	47,640	318,234
Crown Confectionery Co., Ltd.	3,342	397,950
#Dae Dong Industrial Co., Ltd.	98,790	562,645
#Dae Han Flour Mills Co., Ltd.	8,122	1,071,570
#Dae Won Kang Up Co., Ltd.	318,816	1,229,358
#*Daechang Co., Ltd.	378,720	585,013
Daeduck Electronics Co., Ltd.	246,280	1,833,621
#Daeduck Industries Co., Ltd.	128,410	1,022,751
Daegu Bank, Ltd.	953,532	12,511,121
#Daegu Department Store Co., Ltd.	55,901	600,613
#Daehan Steel Co., Ltd.	73,180	605,172
Daehan Synthetic Fiber Co., Ltd.	5,193	581,346
Daekyo Co., Ltd.	346,480	1,813,244
Daelim Industrial Co., Ltd.	218,237	17,818,548
Daelim Trading Co., Ltd.	31,734	121,364
#*Daesang Corp.	158,432	1,165,571
#Daesang Holdings Co., Ltd.	113,486	341,140
#Daesung Group Holdings Co., Ltd.	4,040	410,331
*Daesung Holdings Co., Ltd.	6,310	48,922
#*Daesung Industrial Co., Ltd.	7,075	335,123
#Daewoo Engineering & Construction Co., Ltd.	951,350	8,916,754
*Daewoo Motor Sales Corp.	247,197	664,661
*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	469,292	12,489,918
#Daewoong Co., Ltd.	17,680	294,084
#Dahaam E-Tec Co., Ltd.	9,515	235,525
Daishin Securities Co., Ltd.	306,421	4,202,070
*Daiyang Metal Co., Ltd.	122,645	101,859
#Daou Technology, Inc.	224,410	1,794,977
*DCM Corp.	1,010	8,809
Digital Power Communications Co., Ltd.	62,160	86,863
Dong Ah Tire Industrial Co., Ltd.	69,104	570,390
*Dong IL Rubber Belt Co., Ltd.	86,330	574,450
#Dongbang Agro Co., Ltd.	53,610	305,009
#Dongbu Corp.	73,520	523,026
#*Dongbu HiTek Co., Ltd.	149,604	1,483,965
Dongbu Securities Co., Ltd.	161,166	1,058,454
#Dongbu Steel Co., Ltd.	171,834	1,500,789
#Dong-Il Corp.	7,511	443,491
#Dongil Industries Co., Ltd.	10,368	823,864
#Dongkuk Steel Mill Co., Ltd.	339,302	7,818,401
Dongwha Pharm Co., Ltd.	166,110	778,671
Dongwon F&B Co., Ltd.	13,886	639,598
*Dongwon Industries Co., Ltd.	769	95,749
*Dongwon Systems Corp.	165,560	225,584
Dongyang Engineering & Construction Corp.	5,765	58,920
Dongyang Express Bus Corp.	639	13,251
Dongyang Mechatronics Corp.	79,027	864,961
Doosan Construction & Engineering Co., Ltd.	203,030	1,337,128
#*Eagon Industrial Co., Ltd.	29,120	215,931
*e-Starco Co., Ltd.	17,940	9,709
*Eugene Investment & Securities Co., Ltd.	3,707,969	2,261,495
Fursys, Inc.	33,450	839,961
Gaon Cable Co., Ltd.	14,154	324,854
#Global & Yuasa Battery Co., Ltd.	50,280	1,429,191
Golden Bridge Investment & Securities Co., Ltd.	21,530	45,437
#Green Cross Holdings Corp.	9,276	977,375
GS Engineering & Construction Corp.	146,898	12,483,773
GS Holdings Corp.	400,285	21,014,753
Gwangju Shinsegae Co., Ltd.	3,608	596,897
Halla Climate Control Corp.	51,167	950,964

1362

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Halla Engineering & Construction Corp.	91,861	$1,726,980
#Han Kuk Carbon Co., Ltd.	137,700	793,651
Han Yang Securities Co., Ltd.	80,350	683,560
Hana Financial Group, Inc.	1,474,671	41,903,978
Handok Pharmaceuticals Co., Ltd.	18,150	238,887
#Handsome Corp.	124,860	1,813,192
#Hanil Cement Manufacturing Co., Ltd.	32,489	1,756,415
*Hanil Construction Co., Ltd.	24,575	49,241
Hanil E-Wha Co., Ltd.	1,003	6,639
#Hanjin Heavy Industries & Construction Co., Ltd.	279,094	10,639,583
#Hanjin Heavy Industries & Construction Holdings Co., Ltd.	91,460	1,566,130
#*Hanjin Shipping Co., Ltd.	358,384	9,946,157
*Hanjin Shipping Holdings Co., Ltd.	23,121	331,464
#Hanjin Transportation Co., Ltd.	61,370	1,900,076
*Hankook Cosmetics Co., Ltd.	86,470	304,855
#Hankook Cosmetics Manufacturing Co., Ltd.	24,389	187,099
Hankuk Electric Glass Co., Ltd.	4,400	209,379
#Hankuk Glass Industries, Inc.	29,050	810,480
Hankuk Paper Manufacturing Co., Ltd.	23,220	631,080
*Hanmi Holdings Co., Ltd.	1,040	34,412
#*Hanmi Semiconductor Co., Ltd.	2,820	20,135
#Hanshin Construction Co., Ltd.	24,880	243,931
#Hansol Chemical Co., Ltd.	51,607	760,016
#*Hansol CSN Co., Ltd.	162,960	348,828
#Hansol Paper Co., Ltd.	271,724	2,708,619
Hanssem Co., Ltd.	23,330	224,949
#Hanwha Chemical Corp.	713,542	19,432,483
*Hanwha Corp.	50,332	1,900,686
*Hanwha General Insurance Co., Ltd.	19,663	163,196
Hanwha Securities Co., Ltd.	463,260	3,367,218
Hanwha Timeworld Co., Ltd.	9,000	153,397
#Heung-A Shipping Co., Ltd.	106,352	142,204
#Hite Holdings Co., Ltd.	86,500	1,632,813
*HMC Investment Securities Co., Ltd.	118,451	2,069,478
#Honam Petrochemical Corp.	90,706	20,050,289
*HS R&A Co., Ltd.	12,390	340,940
#Husteel Co., Ltd.	31,810	515,920
*Hwa Sung Industrial Co., Ltd.	42,380	168,882
Hwacheon Machine Tool Co., Ltd.	2,050	74,675
#Hyosung T & C Co., Ltd.	158,717	17,641,890
#Hyundai Cement Co., Ltd.	32,875	263,512
*Hyundai Development Co.	437,410	12,301,891
#Hyundai DSF Co., Ltd.	38,700	380,354
#Hyundai Elevator Co., Ltd.	22,090	1,541,900
#Hyundai Greenfood Co., Ltd.	304,440	2,957,790
Hyundai Hysco	270,550	5,495,018
Hyundai Merchant Marine Co., Ltd.	170,511	6,034,669
Hyundai Mipo Dockyard Co., Ltd.	73,953	12,369,248
Hyundai Motor Co., Ltd.	909,723	137,718,248
Hyundai Pharmaceutical Ind. Co., Ltd.	61,370	97,372
Hyundai Securities Co.	959,239	12,573,075
#Hyundai Steel Co.	358,229	34,784,133
#Il Dong Pharmaceutical Co., Ltd.	25,184	823,055
#*Iljin Electric Co., Ltd.	128,110	1,338,474
#Iljin Holdings Co., Ltd.	106,484	391,437
#Ilshin Spinning Co., Ltd.	5,389	450,260
Ilsung Pharmaceutical Co., Ltd.	9,060	601,628
Industrial Bank of Korea, Ltd.	1,266,880	18,203,839
InziControls Co., Ltd.	27,640	149,751
IS Dongseo Co., Ltd.	49,650	679,158
#ISU Chemical Co., Ltd.	56,790	1,187,169

1363

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#IsuPetasys Co., Ltd.	196,240	$609,828
#Jahwa Electronics Co., Ltd.	79,680	464,732
Jeil Pharmaceutical Co.	39,600	542,794
Jeonbuk Bank, Ltd.	300,136	1,843,539
*Jinheung Savings Bank	144,760	485,652
#K.C. Tech Co., Ltd.	154,554	837,005
#KB Financial Group, Inc. ADR	2,538,946	113,998,675
KCC Corp.	35,626	11,813,891
#*Keangnam Enterprises, Ltd.	66,230	671,757
#Keyang Electric Machinery Co., Ltd.	187,450	575,843
#KG Chemical Corp.	48,893	485,406
#*KIC, Ltd.	69,340	365,779
#KISCO Corp.	29,571	747,527
*Kishin Corp.	21,990	136,035
#KISWIRE, Ltd.	50,083	1,772,926
#Kolon Corp.	23,654	785,074
#Kolon Engineering & Construction Co., Ltd.	124,640	526,301
*Kolon Industries, Inc.	51,054	3,228,538
#Korea Cast Iron Pipe Co., Ltd.	81,218	291,259
*Korea Cottrell Co., Ltd.	45,360	171,164
#*Korea Development Co., Ltd.	99,040	418,977
Korea Development Leasing Corp.	23,598	427,140
#Korea Electric Terminal Co., Ltd.	42,160	772,253
#Korea Exchange Bank	1,982,090	23,627,626
#*Korea Express Co., Ltd.	55,848	3,534,195
*Korea Flange Co., Ltd.	18,630	247,476
Korea Investment Holdings Co., Ltd.	306,256	9,673,738
#Korea Iron & Steel Co., Ltd.	11,043	535,919
*Korea Komho Petrochemical Co., Ltd.	14,436	956,267
#*Korea Line Corp.	62,896	2,273,659
#Korea Petrochemical Industrial Co., Ltd.	11,947	919,764
*Korea Savings Bank	22,973	196,267
*Korean Air Co., Ltd.	124,180	7,910,592
#Korean Air Terminal Service Co., Ltd.	12,340	509,807
#KP Chemical Corp.	304,576	4,542,388
KPX Chemical Co., Ltd.	10,134	486,486
#KPX Holdings Corp.	7,249	349,356
*KTB Securities Co., Ltd.	392,760	1,784,537
#Kukdo Chemical Co., Ltd.	26,200	1,329,199
#*Kumho Electric Co., Ltd.	13,630	503,185
*Kumho Industrial Co., Ltd.	23,955	92,920
Kumho Investment Bank	637,880	460,137
#*Kumho Tire Co., Inc.	111,990	706,624
#Kunsul Chemical Industrial Co., Ltd.	24,240	398,340
#Kwang Dong Pharmaceutical Co., Ltd.	312,960	863,898
#Kyeryong Construction Industrial Co., Ltd.	39,280	662,702
Kyobo Securities Co., Ltd.	131,490	1,077,701
Kyung Dong Navien Co., Ltd.	3,860	112,505
Kyung Nong Corp.	60,670	230,854
*Kyungbang Co., Ltd.	5,174	533,569
Kyung-In Synthetic Corp.	152,760	492,918
LG Display Co., Ltd.	444,000	15,224,967
#LG Display Co., Ltd. ADR	2,809,493	48,351,375
#*LG Electronics, Inc.	747,229	65,798,650
LG Fashion Corp.	30	855
*LG Uplus Corp.	1,209,861	7,850,452
Livart Furniture Co., Ltd.	19,740	142,764
#Lotte Chilsung Beverage Co., Ltd.	5,263	3,606,668
#Lotte Confectionary Co., Ltd.	5,117	5,585,439
#Lotte Midopa Co., Ltd.	124,640	1,601,175
#Lotte Sam Kang Co., Ltd.	6,861	1,605,407

1364

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Lotte Shopping Co., Ltd.	80,336	$32,911,644
*Meritz Securities Co., Ltd.	1,252,375	1,119,818
Mi Chang Oil Industrial Co., Ltd.	3,650	183,112
*Moorim P&P Co., Ltd.	30,487	304,709
#Moorim Paper Co., Ltd.	61,740	522,199
Motonic Corp.	47,980	414,270
#*Namkwang Engineering & Construction Co., Ltd.	134,576	504,464
Namyang Dairy Products Co., Ltd.	3,311	1,812,369
#Nexen Corp.	9,587	523,156
NH Investment & Securities Co., Ltd.	189,302	1,736,364
#*NK Co., Ltd.	9,670	109,505
Nong Shim Co., Ltd.	25,517	4,687,969
Nong Shim Holdings Co., Ltd.	13,419	733,317
Noroo Holdings Co., Ltd.	22,738	134,265
Noroo Paint Co., Ltd.	37,899	120,371
*ON*Media Corp.	484,150	1,472,985
#Ottogi Corp.	12,003	1,557,066
Pacific Corp.	24,304	3,802,983
Pacific Pharmaceutical Co., Ltd.	3,840	109,800
*Pang Rim Co., Ltd.	13,690	158,719
*PaperCorea, Inc.	19,552	187,801
*Poong Lim Industrial Co., Ltd.	49,480	90,666
#Poongsan Corp.	150,690	5,392,188
Poongsan Holdings Corp.	33,118	1,134,278
POSCO	5,616	2,317,881
#POSCO ADR	1,058,114	109,980,369
#POSCO Coated & Color Steel Co., Ltd.	17,630	511,080
Pulmuone Co., Ltd.	6,125	250,588
Pum Yang Construction Co., Ltd.	31,885	147,148
#Pusan City Gas Co., Ltd.	65,770	1,315,094
#*S&T Daewoo Co., Ltd.	48,220	1,459,473
#S&T Dynamics Co., Ltd.	174,594	3,800,737
#S&T Holdings Co., Ltd.	52,273	760,098
*Saeron Automotive Corp.	6,000	32,876
*Sajo Industries Co., Ltd.	1,310	55,064
Sam Kwang Glass Industrial Co., Ltd.	18,397	1,189,316
Sam Yung Trading Co., Ltd.	14,352	73,999
#Sambu Construction Co., Ltd.	33,665	486,183
*Samho International Co., Ltd.	2,600	7,214
Samhwa Crown & Closure Co., Ltd.	1,749	34,234
#Samhwa Paints Industrial Co., Ltd.	48,610	226,774
#Samick Musical Instruments Co., Ltd.	621,710	717,872
Samsung Corp.	834,818	49,026,745
Samsung Fine Chemicals Co., Ltd.	23	1,366
#Samsung SDI Co., Ltd.	232,542	31,941,566
#Samwhan Corp.	50,250	445,669
Samyang Corp.	43,666	2,485,411
Samyang Genex Co., Ltd.	13,685	789,436
#Samyang Tongsang Co., Ltd.	8,060	169,602
#Samyoung Electronics Co., Ltd.	78,430	957,578
*SAVEZONE I&C Corp.	2,710	6,611
#*SBS Media Holdings Co., Ltd.	164,950	429,171
SC Engineering Co., Ltd.	34,640	120,118
Seah Besteel Corp.	100,300	2,614,869
SeAH Holdings Corp.	12,561	1,237,493
#SeAH Steel Corp.	17,133	766,711
#Sebang Co., Ltd.	80,550	1,422,806
#Sejong Industrial Co., Ltd.	112,200	1,374,133
*Shell-Line Co., Ltd.	17,510	131,848
#Shin Won Corp.	348,090	445,732
Shin Young Securities Co., Ltd.	29,240	943,516

1365

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Shin Young Wacoal, Inc.	273	$23,385
*Shinhan Engineering & Construction Co., Ltd.	17,130	117,563
Shinhan Financial Group Co., Ltd.	1,534,998	59,466,140
#Shinhan Financial Group Co., Ltd. ADR	802,794	62,433,289
#Shinpoong Pharmaceutical Co., Ltd.	13,450	407,205
Shinsegae Engineering & Construction Co., Ltd.	5,140	62,650
#*Shinsegae Information & Communication Co., Ltd.	3,159	199,248
*Shinsung Tongsang Co., Ltd.	342,500	152,362
#Silla Trading Co., Ltd.	26,403	305,218
#Sindo Ricoh Co., Ltd.	33,293	1,609,645
*SJM Co., Ltd.	29,248	177,570
SJM Holdings Co., Ltd.	31,331	133,658
*SK Chemicals Co., Ltd.	41,114	2,295,604
SK Co., Ltd.	187,280	19,514,129
#SK Energy Co., Ltd.	320,419	43,117,922
SK Gas Co., Ltd.	30,216	1,115,417
SK Networks Co., Ltd.	634,570	6,100,598
#SKC Co., Ltd.	152,050	5,187,847
#SL Corp.	89,640	1,536,474
*Songwon Industrial Co., Ltd.	25,230	268,424
#*Ssangyong Cement Industrial Co., Ltd.	193,556	1,130,146
#*STX Corp.	185,047	5,681,963
#STX Engine Co., Ltd.	140,460	5,087,040
#STX Offshore & Shipbuilding Co., Ltd.	366,540	8,867,649
#STX Pan Ocean Co., Ltd.	804,550	8,568,209
#Suheung Capsule Co., Ltd.	52,170	371,166
Sung Bo Chemicals Co., Ltd.	3,980	93,339
#*Sung Shin Cement Co., Ltd.	85,800	344,330
#*Sunjin Co., Ltd.	7,650	309,461
#Tae Kwang Industrial Co., Ltd.	3,447	3,938,957
#Tae Kyung Industrial Co., Ltd.	98,860	448,735
#Taeyoung Engineering & Construction	310,360	1,869,556
#*Tai Han Electric Wire Co., Ltd.	532,197	3,381,695
Tai Lim Packaging Industries Co., Ltd.	176,930	230,091
*Tec & Co.	427,170	76,276
#Telcoware Co., Ltd.	36,000	229,114
*Tong Kook Corp.	607	843
*Tong Yang Major Corp.	11,110	22,746
Tong Yang Securities, Inc.	300,000	3,036,940
#TS Corp.	15,393	754,974
*Uangel Corp.	7,970	31,189
#Unid Co., Ltd.	32,400	1,607,894
*Union Steel Manufacturing Co., Ltd.	38,857	892,519
Wiscom Co., Ltd.	32,980	137,885
#*Woongjin Holdings Co., Ltd.	254,150	2,595,907
Woori Finance Holdings Co., Ltd.	2,136,852	26,944,392
*Woori Finance Holdings Co., Ltd. ADR	8,505	320,213
Woori Financial Co., Ltd.	65,220	699,552
Woori Investment & Securities Co., Ltd.	693,180	12,258,038
#YESCO Co., Ltd.	18,780	412,950
Yoosung Enterprise Co., Ltd.	109,715	309,376
Youlchon Chemical Co., Ltd.	82,970	691,453
*Young Poong Mining & Construction Corp.	18,030	881
Youngone Holdings Co., Ltd.	48,452	1,400,570
Youngpoong Corp.	4,628	2,692,911
Yuhwa Securities Co., Ltd.	28,680	403,164
*Zinus, Inc.	1,866	6,219

TOTAL SOUTH KOREA		1,507,160,945

TAIWAN — (11.0%)
*A.G.V. Products Corp.	3,642,429	1,626,865

1366

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Abocom Systems, Inc.	340,752	$141,871
Acbel Polytech, Inc.	1,453,219	1,309,777
Accton Technology Corp.	5,114,000	3,665,048
*Action Electronics Co., Ltd.	2,129,000	833,786
Advanced Semiconductor Engineering, Inc.	1,045,375	909,678
Advancetek Enterprise Co., Ltd.	2,000	1,444
Allis Electric Co., Ltd.	1,523,000	594,938
Alpha Networks, Inc.	1,162,000	1,033,286
Altek Corp.	463,166	661,895
Ambassador Hotel (The)	274,000	433,216
*Ampoc Far East Co., Ltd.	645,000	415,700
Amtran Technology Co., Ltd.	1,541,727	1,306,782
Apex Science & Engineering Corp.	545,840	231,930
*Arima Communications Corp.	2,587,000	1,010,506
*Arima Optoelectronics Corp.	1,045,000	265,147
Asia Cement Corp.	16,287,725	16,778,524
Asia Chemical Corp.	1,756,000	1,249,507
*Asia Optical Co., Inc.	1,917,000	3,268,855
Asia Polymer Corp.	2,088,586	2,293,944
Asia Vital Components Co., Ltd.	202,307	223,325
Asustek Computer, Inc.	3,107,913	25,220,469
*AU Optronics Corp.	7,613,812	7,596,235
#*AU Optronics Corp. Sponsored ADR	6,421,347	64,406,110
Audix Corp.	1,122,164	1,062,997
Aurora Systems Corp.	572,281	565,018
Avision, Inc.	1,581,555	817,248
*Bank of Kaohsiung	4,018,926	1,681,984
Bes Engineering Corp.	13,303,443	3,452,272
Biostar Microtech International Corp.	514,055	314,746
C Sun Manufacturing, Ltd.	233,837	192,349
Cameo Communications, Inc.	1,809,130	934,165
Capital Securities Corp.	3,026,357	1,379,836
*Carnival Industrial Corp.	2,813,000	1,050,286
Catcher Technology Co., Ltd.	1,676,326	4,464,268
Cathay Chemical Works, Inc.	857,000	368,529
Cathay Real Estate Development Co., Ltd.	8,268,421	4,625,985
Central Reinsurance Co., Ltd.	2,477,781	1,294,281
Chain Qui Development Co., Ltd.	1,077,173	841,616
Champion Building Materials Co., Ltd.	2,594,809	2,072,414
Chang Hwa Commercial Bank	44,281,459	29,259,266
*Chang-Ho Fibre Corp.	192,000	101,723
Charoen Pokphand Enterprises Co., Ltd.	1,690,000	1,046,902
Cheng Loong Corp.	9,094,480	4,099,066
Cheng Uei Precision Industry Co., Ltd.	1,098,496	2,251,950
Chenming Mold Industrial Corp.	593,040	462,472
Chia Hsin Cement Corp.	4,805,825	2,428,587
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	—
Chien Kuo Construction Co., Ltd.	393,300	208,746
*Chien Shing Stainless Steel Co., Ltd.	2,280,000	447,688
Chilisin Electronics Corp.	289,300	262,958
*Chimei Innolux Corp.	49,903,746	66,965,890
*China Airlines, Ltd.	16,952,252	13,220,238
China Chemical & Pharmaceutical Co.	480,264	469,534
China Development Financial Holding Corp.	84,819,832	25,208,900
China Electric Manufacturing Co., Ltd.	361,200	290,429
China General Plastics Corp.	3,008,000	1,200,628
China Glaze Co., Ltd.	1,062,960	1,022,847
*China Man-Made Fiber Co., Ltd.	10,798,813	5,087,306
China Metal Products Co., Ltd.	1,724,248	1,766,898
China Motor Co., Ltd.	6,039,749	4,904,490
*China Petrochemical Development Corp.	16,397,580	13,865,704

1367

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*China Rebar Co., Ltd.	439,188	$—
China Steel Structure Co., Ltd.	1,127,219	842,848
China Synthetic Rubber Corp.	3,919,711	3,907,019
*China United Trust & Investment Corp.	493,999	—
*China Wire & Cable Co., Ltd.	2,541,000	947,637
Chinatrust Financial Holdings Co., Ltd.	63,452,646	39,612,756
Chin-Poon Industrial Co., Ltd.	3,823,815	3,121,565
*Chun Yu Works & Co., Ltd.	2,106,000	632,568
Chun Yuan Steel Industrial Co., Ltd.	3,877,191	1,887,929
Chung Hsin Electric & Machinery Co., Ltd.	3,325,000	2,002,154
*Chung Hung Steel Corp.	1,301,000	569,319
*Chung Hwa Pulp Corp.	4,942,419	2,656,206
*Chung Shing Textile Co., Ltd.	600	9
*Chungwa Picture Tubes Co., Ltd.	23,264,692	3,512,350
*CMC Magnetics Corp.	25,520,000	6,699,230
Collins Co., Ltd.	1,894,823	853,405
*Compal Communications, Inc.	38,000	32,201
Compal Electronics, Inc.	3,578,332	4,565,316
*Compeq Manufacturing Co., Ltd.	10,138,000	3,352,546
*Compex International Co., Ltd.	46,400	303
*Continental Holdings Corp.	5,097,848	1,952,969
*Cosmos Bank Taiwan	852,756	188,567
Coxon Precise Industrial Co., Ltd.	180,000	343,508
CSBC Corp. Taiwan	77,256	68,695
DA CIN Construction Co., Ltd.	824,579	463,877
Darfon Electronics Corp.	1,312,950	1,612,579
Delpha Construction Co., Ltd.	2,011,078	908,923
Depo Auto Parts Industrial Co., Ltd.	50,000	136,360
*Der Pao Construction Co., Ltd.	1,139,000	30,501
Diamond Flower Electric Instrument Co., Ltd.	138,280	134,146
D-Link Corp.	4,416,780	4,458,912
Dynamic Electronics Co., Ltd.	1,306,000	878,621
E.Sun Financial Holding Co., Ltd.	24,509,937	12,588,896
*Eastern Media International Corp.	8,183,399	2,148,129
Eclat Textile Co., Ltd.	1,090,980	1,415,885
Edom Technology Co., Ltd.	797,800	440,225
Elite Material Co., Ltd.	36,991	34,558
Elitegroup Computer Systems Co., Ltd.	6,985,066	2,653,871
*EnTie Commercial Bank	802,232	366,787
*Eva Airways Corp.	12,631,944	12,767,001
*Ever Fortune Industrial Co., Ltd.	409,000	4,408
*Everest Textile Co., Ltd.	3,553,002	883,098
Evergreen International Storage & Transport Corp.	3,846,000	3,412,348
*Evergreen Marine Corp., Ltd.	10,611,527	8,843,741
*Everspring Industry Co.	1,510,180	592,499
*Excel Cell Electronics Co., Ltd.	76,000	47,196
Far Eastern Department Stores Co., Ltd.	6,956,740	8,634,255
Far Eastern International Bank	14,639,192	6,479,996
Federal Corp.	3,451,546	2,188,685
First Copper Technology Co., Ltd.	2,596,750	1,188,490
First Financial Holding Co., Ltd.	59,477,019	39,227,040
First Hotel	724,130	705,619
First Insurance Co., Ltd.	2,220,064	1,168,303
*Forhouse Corp.	868,635	854,944
Formosa Chemicals & Fiber Co., Ltd.	3,318,660	9,490,485
*Formosa Oilseed Processing Co., Ltd.	555,070	282,467
Formosa Taffeta Co., Ltd.	7,804,511	7,097,502
Formosan Rubber Group, Inc.	2,838,000	2,237,505
*Formosan Union Chemical Corp.	1,203,176	678,583
*Founding Construction & Development Co., Ltd.	128,000	93,730
*Froch Enterprise Co., Ltd.	78,000	42,221

1368

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*FU I Industrial Co., Ltd.	290,400	$86,952
Fubon Financial Holding Co., Ltd.	35,221,501	43,089,224
Fullerton Technology Co., Ltd.	576,000	639,263
Fwusow Industry Co., Ltd.	2,034,002	959,377
G Shank Enterprise Co., Ltd.	792,880	638,763
*Gamma Optical Co., Ltd.	737,000	572,873
Getac Technology Corp.	3,167,065	1,867,617
*Giantplus Technology Co., Ltd.	1,869,000	1,254,219
Giga-Byte Technology Co., Ltd.	5,303,287	5,213,116
*Global Brands Manufacture, Ltd.	205,000	124,432
Gold Circuit Electronics, Ltd.	4,396,965	1,585,467
Goldsun Development & Construction Co., Ltd.	12,194,534	6,284,655
Good Will Instrument Co., Ltd.	402,853	301,865
*Gordon Auto Body Parts Co., Ltd.	131,000	44,252
Grand Pacific Petrochemical Corp.	6,971,000	3,850,513
Great China Metal Industry Co., Ltd.	1,577,000	1,512,831
Great Wall Enterprise Co., Ltd.	1,906,162	1,998,968
*Greatek Co., Ltd.	65,000	62,088
*GTM Corp.	1,458,000	1,031,191
Hannstar Board Corp.	2,229,666	1,551,698
*HannStar Display Corp.	44,847,000	8,967,430
*Helix Technology, Inc.	29,585	—
Hey Song Corp.	4,473,000	3,600,626
Hitron Technologies, Inc.	774,525	524,247
*Ho Tung Holding Corp.	4,787,403	2,515,597
*Hocheng Corp.	2,917,300	1,061,431
*Hold-Key Electric Wire & Cable Co., Ltd.	1,689,548	1,191,608
Holystone Enterprise Co., Ltd.	1,446,767	1,758,366
Hong Tai Electric Industrial Co., Ltd.	2,292,000	1,208,275
Hsin Kuang Steel Co., Ltd.	1,584,124	1,473,131
Hsing Ta Cement Co., Ltd.	2,071,980	676,645
Hua Eng Wire & Cable Co., Ltd.	4,854,035	1,762,122
Hua Nan Financial Holding Co., Ltd.	12,973,307	8,552,295
*Hualon Corp.	257,040	9,066
Hung Ching Development & Construction Co., Ltd.	1,838,468	1,030,475
Hung Sheng Construction Co., Ltd.	5,354,800	3,101,040
*Hwa Fong Rubber Co., Ltd.	2,495,960	865,782
Ichia Technologies, Inc.	3,181,260	1,629,240
*Inotera Memories, Inc.	16,795,728	8,230,534
Inventec Appliances Corp.	686,000	532,758
Inventec Corp.	19,221,151	10,108,074
*Jui Li Enterprise Co., Ltd.	693,760	188,736
K Laser Technology, Inc.	843,601	622,229
Kang Na Hsiung Enterprise Co., Ltd.	1,409,078	946,246
*Kao Hsing Chang Iron & Steel Corp.	1,589,000	456,288
Kaulin Manufacturing Co., Ltd.	1,477,656	1,342,144
Kee Tai Properties Co., Ltd.	1,086,750	546,072
*King Yuan Electronics Co., Ltd.	11,179,861	5,070,827
Kingdom Construction Co., Ltd.	907,000	796,530
*King’s Town Bank	8,288,012	3,777,648
*Kinko Optical Co., Ltd.	734,131	764,731
*Kinpo Electronics, Inc.	12,274,375	4,301,393
*Kuoyang Construction Co., Ltd.	641,029	455,196
*Kwong Fong Industries Corp.	3,210,900	1,518,716
L&K Engineering Co., Ltd.	595,000	591,367
*Lan Fa Textile Co., Ltd.	2,481,994	1,271,399
LCY Chemical Corp.	2,306,713	4,661,953
*Lead Data Co., Ltd.	2,542,457	477,967
*Leader Electronics, Inc.	86,000	57,500
Lealea Enterprise Co., Ltd.	6,426,473	3,797,131
Lee Chi Enterprises Co., Ltd.	1,708,900	809,900

1369

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Lelon Electronics Corp.	732,000	$541,315
*Leofoo Development Co., Ltd.	1,948,000	1,309,739
*Li Peng Enterprise Co., Ltd.	4,587,712	2,410,501
Lian Hwa Foods Corp.	157,000	119,776
Lien Chang Electronic Enterprise Co., Ltd.	666,610	422,083
Lien Hwa Industrial Corp.	4,770,640	3,511,756
Lingsen Precision Industries, Ltd.	2,810,480	1,895,598
*LITE-ON IT Corp.	673,000	714,665
*Lite-On Semiconductor Corp.	2,041,190	1,167,051
Lite-On Technology Corp.	17,546,965	23,177,602
Long Bon International Co., Ltd.	2,101,301	849,733
Long Chen Paper Co., Ltd.	4,588,369	1,893,934
Lucky Cement Corp.	3,099,000	758,420
Macronix International Co., Ltd.	26,827,028	16,497,329
Marketech International Corp.	909,000	510,136
Masterlink Securities Corp.	11,634,000	4,666,046
Mayer Steel Pipe Corp.	1,087,200	923,975
Maywufa Co., Ltd.	197,070	109,985
Mega Financial Holding Co., Ltd.	73,353,000	50,855,439
*Megamedia Corp.	782	6
Meiloon Co., Ltd.	1,124,352	634,179
Mercuries & Associates, Ltd.	3,710,520	2,588,813
*Mercuries Data Systems, Ltd.	649,800	429,848
Merry Electronics Co., Ltd.	175,000	292,073
*Microelectronics Technology, Inc.	3,297,123	2,066,179
Micro-Star International Co., Ltd.	9,023,985	4,823,983
Mitac International Corp.	10,726,000	4,814,327
Mobiletron Electronics Co., Ltd.	96,000	71,989
*Mosel Vitelic, Inc.	1,456,206	768,975
Nantex Industry Co., Ltd.	1,702,329	1,161,304
*New Asia Construction & Development Co., Ltd.	1,011,542	333,957
Nien Hsing Textile Co., Ltd.	3,664,226	2,788,843
*Ocean Plastics Co., Ltd.	7,776	5,712
*Optimax Technology Corp.	1,702,957	328,806
*Orient Semiconductor Electronics, Ltd.	2,566,276	667,090
Oriental Union Chemical Corp.	3,567,225	3,768,326
*Pacific Construction Co., Ltd.	3,365,256	526,478
*Pan Jit International, Inc.	2,316,837	2,876,421
*Pegatron Corp.	8,364,998	11,323,063
Phihong Technology Co., Ltd.	1,180,320	2,425,947
*Picvue Electronics, Ltd.	241,600	—
Plotech Co., Ltd.	779,000	507,465
Polaris Securities Co., Ltd.	18,333,502	10,182,073
*Potrans Electrical Corp.	1,139,000	162,175
Pou Chen Corp.	17,626,878	16,703,381
President Securities Corp.	5,553,710	3,266,014
Prince Housing & Development Corp.	4,734,846	3,464,155
*Procomp Informatics, Ltd.	391,440	—
*Prodisc Technology, Inc.	6,185,157	78,706
Promate Electronic Co., Ltd.	331,000	262,461
*Qisda Corp.	8,547,952	5,964,715
*Quintain Steel Co., Ltd.	2,637,250	928,481
Radiant Opto-Electronics Corp.	3,536,050	5,308,274
Radium Life Tech Corp.	1,292,510	1,723,970
Ralec Electronic Corp.	403,087	804,330
*Rechi Precision Co., Ltd.	2,962,000	1,591,763
*Rexon Industrial Corp., Ltd.	112,000	36,790
*Ritek Corp.	25,133,622	7,071,730
*Sainfoin Technology Corp.	835,498	—
*Sampo Corp.	5,163,925	1,252,054
*Sanyang Industrial Co., Ltd.	6,639,268	3,587,212

1370

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Sanyo Electric Taiwan Co., Ltd.	368,000	$380,451
Sheng Yu Steel Co., Ltd.	1,716,000	1,249,501
Shihlin Electric & Engineering Corp.	3,104,000	3,710,233
*Shin Kong Financial Holding Co., Ltd.	32,958,021	12,118,252
Shinkong Insurance Co., Ltd.	1,322,412	1,027,305
Shinkong Synthetic Fibers Co., Ltd.	11,044,342	5,583,340
*Shuttle, Inc.	408,015	314,993
Sigurd Microelectronics Corp.	3,015,608	2,587,101
Silicon Integrated Systems Corp.	6,006,165	3,769,169
Sinbon Electronics Co., Ltd.	1,535,000	1,206,390
Sincere Navigation Corp.	538,692	651,925
Sinkang Industries, Ltd.	806,669	471,728
Sinon Corp.	3,486,877	1,614,225
SinoPac Holdings Co., Ltd.	63,420,809	23,895,874
*Siward Crystal Technology Co., Ltd.	933,875	552,827
*Solomon Technology Corp.	1,364,950	651,632
South East Soda Manufacturing Co., Ltd.	927,500	1,121,440
Southeast Cement Co., Ltd.	3,208,700	1,278,063
SPI Electronic Co., Ltd.	277,938	355,007
Spirox Corp.	938,661	791,506
Springsoft, Inc.	1,577,000	2,102,285
Standard Chemical & Pharmaceutical Co., Ltd.	155,310	181,264
*Star Comgistic Capital Co., Ltd.	275,460	351,730
Stark Technology, Inc.	847,200	841,044
Sunonwealth Electric Machine Industry Co., Ltd.	486,421	424,834
*Sunplus Technology Co., Ltd.	4,538,620	3,369,809
Supreme Electronics Co., Ltd.	1,302,681	885,694
Sweeten Construction Co., Ltd.	656,250	354,393
Sysware Systex Corp.	828,801	1,167,012
T JOIN Transportation Co., Ltd.	2,026,000	1,777,832
Ta Chen Stainless Pipe Co., Ltd.	3,450,550	2,277,137
*Ta Chong Bank, Ltd.	19,694,906	4,666,335
Ta Ya Electric Wire & Cable Co., Ltd.	5,559,732	1,620,344
Tah Hsin Industrial Corp.	1,452,000	1,121,616
TA-I Technology Co., Ltd.	506,583	528,809
*Taichung Commercial Bank	11,814,754	3,919,100
Tainan Enterprises Co., Ltd.	773,850	1,056,574
Tainan Spinning Co., Ltd.	10,408,080	6,852,280
*Taishin Financial Holdings Co., Ltd.	48,846,396	21,364,088
Taisun Enterprise Co., Ltd.	2,465,549	1,448,950
*Taita Chemical Co., Ltd.	2,190,400	911,384
*Taiwan Business Bank	33,106,890	11,023,599
Taiwan Cement Corp.	28,127,741	29,908,268
Taiwan Cogeneration Corp.	3,035,760	1,735,737
Taiwan Cooperative Bank	39,316,092	28,082,293
*Taiwan Flourescent Lamp Co., Ltd.	756,000	73,572
Taiwan Fu Hsing Industrial Co., Ltd.	636,000	415,519
Taiwan Glass Industrial Corp.	8,296,447	10,034,324
*Taiwan Kolin Co., Ltd.	5,797,000	—
*Taiwan Land Development Corp.	83,264	37,744
Taiwan Mask Corp.	2,384,250	1,005,830
Taiwan Paiho Co., Ltd.	1,634,850	1,808,237
*Taiwan Pulp & Paper Corp.	2,594,000	1,619,742
Taiwan Sakura Corp.	890,326	696,123
Taiwan Sogo Shinkong Security Co., Ltd.	1,411,205	1,083,927
Taiwan Styrene Monomer Corp.	4,480,856	2,111,416
Taiwan Tea Corp.	5,604,092	3,680,111
Taiyen Biotech Co., Ltd.	1,858,000	1,470,499
*Tatung Co., Ltd.	39,242,000	9,249,393
*Teapo Electronic Corp.	2,859,670	525,772
Teco Electric & Machinery Co., Ltd.	17,546,834	11,000,324

1371

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Tecom, Ltd.	805,753	$255,205
Test-Rite International Co., Ltd.	1,786,331	1,399,202
Ton Yi Industrial Corp.	7,349,810	3,812,464
Tong Yang Industry Co., Ltd.	666,489	1,058,156
Tong-Tai Machine & Tool Co., Ltd.	185,000	192,364
Topco Scientific Co., Ltd.	712,980	913,450
*Topoint Technology Co., Ltd.	91,000	79,835
Tsann Kuen Enterprise Co., Ltd.	479,992	900,600
Tung Ho Steel Enterprise Corp.	3,875,769	3,623,830
TYC Brother Industrial Co., Ltd.	1,755,651	1,100,803
*Tycoons Group Enterprise Co., Ltd.	2,680,938	686,977
Tze Shin International Co., Ltd.	1,011,113	456,719
Unimicron Technology Corp.	8,508,363	14,447,048
*Union Bank of Taiwan	7,284,282	2,137,387
Unitech Electronics Co., Ltd.	1,249,739	701,508
*Unitech Printed Circuit Board Corp.	3,603,265	1,693,589
United Integration Service Co., Ltd.	1,309,000	1,768,632
United Microelectronics Corp.	116,004,069	55,645,336
Universal Cement Corp.	4,607,551	2,887,527
*Universal Microelectronics Co., Ltd.	927,491	552,307
Universal, Inc.	48,059	40,123
UPC Technology Corp.	5,561,415	4,218,066
USI Corp.	5,806,080	5,032,748
*U-Tech Media Corp.	1,760,799	679,809
Ve Wong Corp.	1,457,806	1,146,887
*Waffer Technology Co., Ltd.	1,507,000	338,007
Wah Lee Industrial Corp.	16,000	29,877
*Walsin Lihwa Corp.	25,949,412	15,542,629
*Walsin Technology Corp., Ltd.	4,730,876	2,770,659
Walton Advanced Engineering, Inc.	2,045,853	970,757
*Wan Hai Lines Co., Ltd.	2,462,000	1,806,757
Wan Hwa Enterprise Co., Ltd.	663,515	375,442
Waterland Financial Holding Co., Ltd.	24,413,080	7,886,938
*Wei Chih Steel Industrial Co., Ltd.	1,615,898	457,385
Weikeng Industrial Co., Ltd.	1,428,000	1,250,282
*Well Shin Technology Co., Ltd.	35,000	62,505
Wellypower Optronics Corp.	1,189,000	1,195,206
*Winbond Electronics Corp.	29,524,000	7,693,121
*Wintek Corp.	5,285,000	8,909,622
WT Microelectronics Co., Ltd.	2,215,000	3,526,117
*WUS Printed Circuit Co., Ltd.	3,217,928	1,957,194
*Yageo Corp.	26,995,840	11,507,452
*Yang Ming Marine Transport Corp.	12,943,615	9,849,703
Yeung Cyang Industrial Co., Ltd.	1,153,667	872,957
Yieh Phui Enterprise Co., Ltd.	10,369,986	3,722,128
Yosun Industrial Corp.	2,743,353	4,741,553
Yuanta Financial Holding Co., Ltd.	24,924,422	15,652,289
Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,716,138	5,278,373
Yulon Motor Co., Ltd.	11,058,572	21,659,423
*Yulon Nissan Motor Co., Ltd.	167,000	774,688
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	84,687	121,958
Yung Tay Engineering Co., Ltd.	3,582,000	4,747,075
Zenitron Corp.	1,529,000	944,363
Zig Sheng Industrial Co., Ltd.	4,071,548	2,185,526
Zippy Technology Corp.	343,000	291,141
*Zyxel Communication Corp.	4,187,000	2,786,996

TOTAL TAIWAN		1,411,414,371

THAILAND — (2.4%)
Aapico Hitech PCL (Foreign)	539,800	302,490
Asia Plus Securities PCL (Foreign)	7,008,500	654,563

1372

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Ayudhya Insurance PCL (Foreign)	228,500	$133,381
Bangchak Petroleum PCL (Foreign)	7,266,900	3,708,591
Bangkok Bank PCL (Foreign)	5,983,200	30,834,036
Bangkok Bank PCL (Foreign) NVDR	4,793,500	23,823,599
Bangkok Expressway PCL (Foreign)	4,439,200	2,754,140
Bangkok First Investment & Trust PCL (Foreign)	426,100	64,242
Bangkok Insurance PCL (Foreign)	135,820	1,159,771
*Bangkokland PCL (Foreign)	89,137,003	2,259,644
Bank of Ayudhya PCL (Foreign)	16,269,800	13,078,792
Cal-Comp Electronics (Thailand) PCL (Foreign)	18,405,400	2,308,349
Capital Nomura Securities PCL (Foreign)	478,400	538,559
Capital Nomura Securities PCL (Foreign) NVDR	45,000	50,659
Central Plaza Hotel PCL (Foreign)	6,525,000	1,099,108
Delta Electronics (Thailand) PCL (Foreign)	4,830,100	5,115,266
Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	2,178,656
*Erawan Group PCL (Foreign)	4,288,950	326,178
*Esso Thailand PCL (Foreign)	8,898,200	1,988,590
*G J Steel PCL (Foreign)	214,856,100	1,791,662
*G Steel PCL (Foreign)	43,035,100	918,695
Hana Microelectronics PCL (Foreign)	1,555,000	1,296,698
Hermraj Land & Development PCL (Foreign)	64,383,100	4,080,317
ICC International PCL (Foreign)	2,710,500	3,571,206
IRPC PCL (Foreign)	99,669,500	14,096,020
*Italian-Thai Development PCL (Foreign) NVDR	27,016,800	4,379,641
Jasmine International PCL (Foreign)	27,831,800	1,429,652
*Kang Yong Electric PCL (Foreign)	1,900	13,626
Kasikornbank PCL (Foreign)	1,193,700	5,016,885
Kasikornbank PCL (Foreign) NVDR	164,500	641,978
*KGI Securities Thailand PLC (Foreign)	11,847,800	1,059,110
Kiatnakin Finance PCL (Foreign)	3,374,300	4,473,930
Krung Thai Bank PCL (Foreign)	54,147,700	30,523,553
Laguna Resorts & Hotels PCL (Foreign)	1,342,400	2,384,350
*Loxley PCL (Foreign)	3,313,700	294,011
MBK PCL (Foreign)	905,500	3,171,364
Padaeng Industry PCL (Foreign) NVDR	1,600,800	1,244,117
Polyplex PCL (Foreign)	1,132,600	1,256,136
Precious Shipping PCL (Foreign)	5,065,000	3,226,868
PTT Aromatics & Refining PCL (Foreign)	14,786,216	14,672,779
PTT Chemical PCL (Foreign)	5,203,910	24,474,693
Quality Houses PCL (Foreign)	4,500,000	348,232
*Regional Container Lines PCL (Foreign)	5,884,700	3,003,199
Rojana Industrial Park PCL (Foreign)	322,500	120,480
Saha Pathana Inter-Holding PCL (Foreign)	3,262,400	2,045,801
Saha Pathanapibul PCL (Foreign)	1,594,833	1,449,606
Saha-Union PCL (Foreign)	2,976,400	3,722,982
*Sahaviriya Steel Industries PCL (Foreign)	68,900,700	3,677,155
*Samart Corporation PCL (Foreign)	800,000	214,810
Sansiri PCL (Foreign)	9,982,900	1,914,666
Serm Suk PCL (Foreign) NVDR	39,000	53,661
*Shinawatra Satellite PCL (Foreign)	5,868,900	1,380,112
Siam Commercial Bank PCL (Foreign)	944,800	3,230,220
Sri Trang Agro Industry PCL (Foreign)	50,000	49,616
Supalai PCL (Foreign)	495,566	198,359
*Tata Steel (Thailand) PCL (Foreign)	35,972,800	2,135,810
*Thai Airways International PCL (Foreign)	5,697,111	8,836,413
*Thai Carbon Black PCL (Foreign)	118,700	139,566
Thai Oil PCL (Foreign)	9,889,800	17,483,636
Thai Plastic & Chemicals PCL (Foreign)	3,787,100	2,374,833
Thai Rayon PCL (Foreign)	165,000	514,593
Thai Stanley Electric (Thailand) PCL (Foreign)	136,700	845,826
Thai Union Frozen Products PCL (Foreign)	216,090	414,449

1373

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Thai Wacoal PCL (Foreign)	93,300	$132,263
Thanachart Capital PCL (Foreign)	6,758,500	8,904,628
Thoresen Thai Agencies PCL (Foreign)	3,578,400	2,781,078
Ticon Industrial Connection PCL (Foreign)	607,000	279,406
Tisco Financial Group PCL (Foreign)	1,041,700	1,459,353
Total Access Communication PCL (Foreign)	1,264,380	1,719,557
*Total Access Communication PCL (Foreign) NVDR	7,336,800	10,278,372
TPI Polene PCL (Foreign)	10,203,724	4,220,353
*Tycoons Worldwide Group PCL (Foreign)	1,243,300	275,782
Univentures PCL (Foreign)	3,481,400	339,082
Vanachai Group PCL (Foreign)	5,869,000	1,350,771
Vinythai PCL (Foreign)	5,239,317	1,695,176

TOTAL THAILAND		303,985,751

TURKEY — (2.2%)
Adana Cimento Sanayii Ticaret A.S. Class A	549,768	2,068,489
Adana Cimento Sanayii Ticaret A.S. Class C	554,691	334,805
*Advansa Sasa Polyester Sanayi A.S.	1,240,215	685,158
Akcansa Cimento Sanayi ve Ticaret A.S.	317,432	1,679,559
*Akenerji Elektrik Uretim A.S.	13,804	36,610
Aksa Akrilik Kimya Sanayii A.S.	1,424,767	3,165,400
Aksigorta A.S.	1,324,168	2,052,932
Alarko Holding A.S.	1,013,092	2,450,796
*Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.	100,296	558,579
Anadolu Anonim Turk Sigorta Sirketi A.S.	2,955,644	2,606,040
*Anadolu Cam Sanayii A.S.	1,486,817	2,965,009
Arcelik A.S.	1,576,149	8,609,487
Aydiner Enerji A.S.	415,323	950,164
Aygaz A.S.	1,118,602	5,847,057
Bati Anabolu Cimento A.S.	299,730	1,622,415
Bolu Cimento Sanayii A.S.	836,227	995,170
Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	87,735	1,130,028
Cimsa Cimento Sanayi ve Ticaret A.S.	518,069	3,982,621
*Deva Holding A.S.	885,272	2,017,586
*Dogan Gazetecilik A.S.	590,940	1,183,695
*Dogan Sirketler Grubu Holdings A.S.	9,540,148	6,829,331
*Dogan Yayin Holding A.S.	2,881,725	2,961,010
*Dogus Otomotiv Servis ve Ticaret A.S.	390,717	2,893,103
*EGE Seramik Sanayi ve Ticaret A.S.	410,796	461,602
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	2,225,408	4,046,238
Enka Insaat ve Sanayi A.S.	—	1
*Eregli Demir ve Celik Fabrikalari Turk A.S.	7,385,547	27,326,077
Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	2,246	556,922
Gentas Genel Metal Sanayi A.S.	247,933	273,557
*Global Yatirim Holding A.S.	2,770,251	1,566,616
*Goldas Kuyumculuk Sanayi Ithalat Ve Ihracat A.S.	552,019	396,637
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,077,059
*Goodyear Lastikleri T.A.S.	124,529	1,645,085
*GSD Holding A.S.	2,568,369	1,961,425
*Gunes Sigorta A.S.	439,694	654,027
Haci Omer Sabanci Holding AS	948,114	5,136,757
Hurriyet Gazetecilik ve Matbaacilik A.S.	2,245,783	2,582,810
*Ihlas EV Aletleri A.S.	575,000	415,872
*Ihlas Holding A.S.	3,918,431	2,442,387
Is Yatirim Menkul Degerler A.S.	286,457	429,263
*Isiklar Yatirim Holding A.S.	1,053,525	983,949
*Izmir Demir Celik Sanayi A.S.	796,660	1,525,127
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	2,360,622	1,838,720
Koc Holding A.S. Series B	6,374,972	30,008,184
Konya Cimento Sanayii A.S.	6,740	702,379
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	1,257,505	2,876,879

1374

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TURKEY — (Continued)
Marshall Boya ve Vernik A.S.	4,496	$96,145
*Marti Otel Isletmeleri A.S.	1,429,951	1,095,128
*Net Turizm Ticaret ve Sanayi A.S.	2,067,073	1,430,848
Nortel Networks Netas Telekomuenikasyon A.S.	67,409	2,476,727
*Park Elektrik Madencilik Sanayi Ve Ticaret A.S.	94,308	184,096
*Petkim Petrokimya Holding A.S.	4,417,470	7,637,792
Pinar Entegre Et ve Un Sanayi A.S.	231,479	1,051,824
Pinar SUT Mamulleri Sanayii A.S.	195,977	1,566,921
*Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,227
*Sabah Yayincilik A.S.	31,938	84,613
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	649,929	1,807,936
Sekerbank T.A.S.	2,811,226	3,524,953
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	498,657	956,975
*Soda Sanayii A.S.	555,287	802,391
Tekfen Holding A.S.	1,437,073	6,134,645
*Tekstil Bankasi A.S.	1,166,413	890,084
Tofas Turk Otomobil Fabrikasi A.S.	935,573	5,116,776
*Trakya Cam Sanayii A.S.	2,393,774	4,984,132
Turcas Petrol A.S.	473,978	2,226,072
*Turk Ekonomi Bankasi A.S.	2,246,859	3,824,998
*Turk Hava Yollari A.S.	4,113,865	16,886,727
Turkiye Garanti Bankasi A.S.	61,890	373,599
Turkiye Is Bankasi A.S.	4,921,910	21,793,410
Turkiye Sinai Kalkinma Bankasi A.S.	3,448,034	6,278,892
*Turkiye Sise ve Cam Fabrikalari A.S.	4,350,665	7,937,965
Turkiye Vakiflar Bankasi T.A.O.	7,707,611	24,466,483
Ulker Biskuvi Sanayi A.S.	1,289,012	4,151,199
*Uzel Makina Sanayii A.S.	275,043	149,568
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	716,001	1,898,251
*Vestel Elektronik Sanayi ve Ticaret A.S.	1,086,476	1,815,598
*Yapi ve Kredi Bankasi A.S.	1,777,322	6,703,749

TOTAL TURKEY		284,884,341

TOTAL COMMON STOCKS		11,318,625,084

PREFERRED STOCKS — (4.3%)
BRAZIL — (4.3%)
Banco Alfa de Investimento SA	61,726	236,151
#Banco Bradesco SA Sponsored ADR	16,708	347,526
Banco Cruzeiro do Sul SA	5,100	45,862
Banco do Estado do Rio Grande do Sul SA	1,412,133	15,447,670
*Braskem SA Preferred A	1,479,200	15,050,379
#Braskem SA Preferred A Sponsored ADR	346,836	7,231,531
Cia Brasileira de Distribuicao Grupo Pao de Acucar	359,221	14,102,218
#Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored ADR Series A	284,882	11,284,176
Cia de Tecidos Norte de Minas - Coteminas SA	899,675	2,301,703
Confab Industrial SA	3,394,571	12,417,945
Ferbasa-Ferro Ligas Da Bahia	556,965	4,215,809
Forjas Taurus SA	828,769	2,193,413
Gerdau SA	2,445,084	31,406,596
#Gerdau SA Sponsored ADR	4,348,258	56,701,284
Gol Linhas Aereas Inteligentes SA	63,600	1,100,086
*Inepar SA Industria e Construcoes	225,432	673,525
*Inepar SA Industria e Construcoes Receipt	132,403	397,139
Itausa - Investimentos Itau SA	2,031,145	15,899,865
Klabin SA	5,296,604	14,796,724
Mahle-Metal Leve SA Industria e Comercio	4,000	97,324
Mangels Industrial SA	3,600	23,290
Marcopolo SA	3,772,060	15,085,578
Metalurgica Gerdau SA	4,022,600	61,582,237
Petroleo Brasileiro SA ADR	3,327,243	103,776,709
Randon e Participacoes SA	716,950	6,000,234

1375

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Sao Paulo Alpargatas SA	864,000	$5,310,122
Suzano Papel e Celullose SA	2,456,049	23,097,232
*Telemar Norte Leste SA	549,500	15,577,192
Ultrapar Participacoes SA	99,641	6,053,588
Ultrapar Participacoes SA Sponsored ADR	273,378	16,963,105
*Unipar Participacoes SA Class B	7,370,473	2,904,321
Usinas Siderurgicas de Minas Gerais SA Series A	7,092,710	88,935,233
*Vale SA Series B	239,144	—
Whirlpool SA	72,600	145,174

TOTAL BRAZIL		551,400,941

INDIA — (0.0%)
*Ispat Industries, Ltd.	1,463,759	87,486

MALAYSIA — (0.0%)
*Malayan United Industries Berhad Series A2	1,526,067	80,926

TOTAL PREFERRED STOCKS		551,569,353

RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
*HKC Holdings, Ltd. Warrants 06/09/11	1,821,079	13,627
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	110,368	1,025
*Kingboard Chemical Holdings, Ltd. Warrants 10/31/12	332,750	190,603

TOTAL CHINA		205,255

INDONESIA — (0.0%)
*PT Intiland Development Tbk Warrants 04/13/12	163,000	1,733

MALAYSIA — (0.0%)
*KPJ Healthcare Berhad Warrants 01/10/15	635,073	398,005
*Media Prima Berhad Warrants 12/31/14	57,521	11,092
*OSK Holdings Berhad Warrants 09/30/12	93,339	2,250
*Sarawak Oil Palms Berhad Warrants 01/19/11	53,568	39,081

TOTAL MALAYSIA		450,428

POLAND — (0.0%)
*Boryszew SA Rights	1,114,644	1,486,062

SOUTH KOREA — (0.0%)
*Kolon Industries, Inc. Rights 12/02/10	12,152	186,825

TAIWAN — (0.0%)
*Shin Kong Financial Holding Co., Ltd. Rights 11/25/10	1,827,131	74,585

THAILAND — (0.0%)
*Bangkok Land PCL (Foreign) NVDR Warrants 05/02/13	15,090,426	65,435
*Bangkok Land PCL (Foreign) Warrants 12/31/10	10,015,389	—
*Sansiri PCL (Foreign) Warrants 01/20/15	4,991,450	239,749

TOTAL THAILAND		305,184

TOTAL RIGHTS/WARRANTS		2,710,072

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/01/10 (Collateralized by $81,705,000 FHLMC 4.00%, 09/01/24, valued at $71,456,943) to be repurchased at $83,314,319	$83,313	83,313,000

1376

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (6.8%)
§@DFA Short Term Investment Fund	877,175,369	$ 877,175,369
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 11/01/10 (Collateralized by $42,295,271 FNMA 7.000%, 08/01/38, valued at $1,439,213)## to be repurchased at $1,411,019	$1,411	1,410,993

TOTAL SECURITIES LENDING COLLATERAL		878,586,362

TOTAL INVESTMENTS — (100.0%) (Cost $9,604,404,435)		$12,834,803,871

1377

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

DFA Investment Dimensions Group Inc.:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Core Equity Portfolio, Tax-Managed U.S. Small Cap Portfolio, Tax-Managed DFA International Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, Emerging Markets Social Core Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, Tax-Managed U.S. Targeted Value Portfolio, U.S. Social Core Equity 2 Portfolio, International Sustainability Core 1 Portfolio, U.S. Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Value ex Tobacco Portfolio and International Vector Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the “Funds”) as of October 31, 2010, and for the period then ended and have issued our unqualified report thereon dated December 22, 2010 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Funds’ investment portfolios (the “Portfolios”) as of October 31, 2010 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Portfolios based on our audits. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2010

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

The DFA Investment Trust Company:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The U.S. Large Cap Value Series, The DFA International Value Series, The Emerging Markets Small Cap Series, The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series, The Emerging Markets Series, The Tax-Managed U.S. Equity Series and The Tax-Managed U.S. Marketwide Value Series (constituting series within The DFA Investment Trust Company, hereafter referred to as the “Series”) as of October 31, 2010, and for the year then ended and have issued our unqualified report thereon dated December 22, 2010 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Series’ investment portfolios (the “Portfolios”) as of October 31, 2010 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Series’ management. Our responsibility is to express an opinion on these Portfolios based on our audits. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Series referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2010

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Dimensional Emerging Markets Value Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Dimensional Emerging Markets Value Fund (hereafter referred to as the “Fund”) as of October 31, 2010, and for the year then ended and have issued our unqualified report thereon dated December 22, 2010 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund’s investment portfolio (the “Portfolio”) as of October 31, 2010 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this Portfolio based on our audit. In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2010

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Co-Chief Executive Officer

Date: January 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: January 5, 2011

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date: January 4, 2011